UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: March 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant has filed this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession #0001193125-10-133784) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Item 1, this submission is identical in all material respects to the initial submission.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under the previously filed companion submission on Form N-CSR:

•	PIMCO Funds—Total Return Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—PIMCO Total Return Fund—A, B, C and R Classes

•	PIMCO Funds—RealRetirement® Funds

•	PIMCO Funds—Strategic Markets Bond Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—Asset Allocation, Real Return Strategy & Equity-Related Funds—A, B, C and R Classes

•	PIMCO Funds—Municipal Bond Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—Municipal Bond Funds—A, B, and C Classes

•	PIMCO Funds—Inflation-Protected Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—Credit Bond Funds—Institutional, P, Administrative and D Classes

Filed under this submission on Form N-CSR:

•	PIMCO Funds—Bond Funds—Institutional, M, P, Administrative and D Classes

•	PIMCO Funds—International Bond Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—PIMCO Real Return Fund—A, B, C and R Classes

•	PIMCO Funds—Bond Funds—A, B, C and R Classes

•	PIMCO Funds—Private Account Portfolio Series

Share Classes	Institutional ■ M ■ P ■ Administrative ■ D

Annual Report March 31, 2010

Bond Funds

Extended Duration Fund

Global Advantage Strategy Bond Fund

GNMA Fund

Government Money Market Fund

Income Fund

Long Duration Total Return Fund

Long-Term U.S. Government Fund

Low Duration Fund

Low Duration Fund II

Low Duration Fund III

Moderate Duration Fund

Money Market Fund

Mortgage-Backed Securities Fund

Short-Term Fund

Unconstrained Bond Fund

Unconstrained Tax Managed Bond Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		22
Financial Highlights		24
Statements of Assets and Liabilities		36
Statements of Operations		39
Statements of Changes in Net Assets		42
Statements of Cash Flows		46
Notes to Financial Statements		167
Report of Independent Registered Public Accounting Firm		184
Glossary		185
Federal Income Tax Information		186
Management of the Trust		187
Privacy Policy		189

FUND	Fund Summary	Schedule of Investments

Extended Duration Fund	6	47
Global Advantage Strategy Bond Fund	7	51
GNMA Fund	8	62
Government Money Market Fund	9	66
Income Fund	10	67
Long Duration Total Return Fund	11	76
Long-Term U.S. Government Fund	12	87
Low Duration Fund	13	93
Low Duration Fund II	14	106
Low Duration Fund III	15	111
Moderate Duration Fund	16	119
Money Market Fund	17	128
Mortgage-Backed Securities Fund	18	129
Short-Term Fund	19	134
Unconstrained Bond Fund	20	146
Unconstrained Tax Managed Bond Fund	21	159

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

What a difference a year makes. In March 2009, financial markets generally reached their lows in response to one of the most severe systemic market crises since the Great Depression. Over the past twelve months, however, significant government intervention focused on unprecedented fiscal stimulus and near zero short-term interest rates helped to stabilize financial markets. As a result, risk sectors such as equity and high-yield credit benefited and rebounded in a methodic rally throughout the year.

In this environment, and broadly across all potential market environments, we look for ways to position our clients’ portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties. By designing and implementing global investment solutions for our clients, we can guide them through the investment journey. This becomes increasingly important as we look to meet the challenges associated with unwinding the significant excess monetary reserves created through quantitative easing policies and government asset purchase programs in the U.S., a rising sovereign debt burden, and the evolving reality of a desynchronized global economic recovery.

We are pleased that on January 12, 2010, Morningstar® named Bill Gross Fixed-Income Fund Manager of the Decade. This honor is particularly satisfying recognition reflecting the work of Bill Gross and a very talented and flexible team of PIMCO investment professionals in challenging and changing market conditions over the first decade of this new century.

Included below are highlights of the financial markets during our twelve-month fiscal reporting period:

■

The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25% and the Bank of England kept its key-lending rate at 0.50%, while the European Central Bank reduced its overnight rate by 0.25% to 1.00%. The Bank of Japan maintained its lending rate at 0.10%.

■

Returns on corporate bonds, mortgage-backed securities (“MBS”), and asset-backed securities (“ABS”) were positive as investors moved into higher yielding, riskier asset classes. The benchmark ten-year U.S. Treasury note yielded 3.83% at the end of the reporting period, or 1.12% higher than at March 31, 2009. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 7.69% for the reporting period.

■

Corporate bonds, especially high-yield bonds, were among the best performing fixed-income asset classes during the reporting period. Credit premiums continued to tighten, prompting strong new issuance in both the investment-grade and high-yield corporate bond markets. Improving corporate balance sheets among the largest corporations, as compared to a deteriorating U.S. government balance sheet, encouraged investors to prefer corporate bonds over U.S. Treasury securities.

■

Agency MBS performed better than comparable U.S. Treasury securities due in part to the success of the Federal Reserve’s MBS Purchase Program, which absorbed $1.25 trillion of Agency MBS since the program’s inception. Non-Agency MBS also performed well as a lack of new issuance over the last two years and anticipated demand from the U.S. Government’s Public-Private Investment Program caused prices to move higher. In the ABS market, the U.S. Government’s Term Asset- Backed Securities Loan Facility (“TALF”) was successful in inducing investor demand for high-quality consumer ABS.

2	PIMCO Funds	Bond Funds

■

Municipal bonds outperformed comparable U.S. Treasury securities as investors moved into higher yielding asset classes. The strong performance within the municipal bond sector was led by consistent demand from investors and lower tax-exempt supply due in large part to the Build America Bond program. The Barclays Capital Municipal Bond Index returned 9.69% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) outperformed their nominal U.S. Treasury counterparts as breakeven inflation levels (or the difference between nominal and real yields) moved higher. Real yields declined while nominal yields generally rose as markets stabilized with signs of an economic recovery and the potential for an increase in inflation becoming more apparent. The Barclays Capital U.S. TIPS Index returned 6.18% for the reporting period. In addition, commodities index returns were positive, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 20.53% for the reporting period.

■

Emerging market (“EM”) bonds denominated in both U.S. dollars and local EM currencies performed well during the reporting period. Increasing concern over sovereign debt levels towards the latter part of the reporting period, namely in Greece and in some other developed countries, caused EM credit premiums to grow, but ultimately benefited EM returns given the generally stronger initial conditions and growth outlook of EM countries.

■

Equity markets worldwide trended higher as investors returned due to the low value of certain equities and the peak in the liquidation cycle in early March 2009. U.S. equities, as measured by the S&P 500 Index, returned 49.77% and international equities, as represented by the MSCI World Index, returned 52.37% for the reporting period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Funds

May 14, 2010

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

The Fund Manager of the Decade award, which is a new award from Morningstar, recognizes fund managers who have achieved excellent risk-adjusted results over the past ten years (2000-2009) and have an established record of serving shareholders well. While the awards focus on performance over the past decade, Morningstar takes into consideration other factors, including the fund manager’s strategy, approach to risk, size of the fund, and stewardship. Both individual fund managers and management teams are eligible, and being a previous winner of the Morningstar Fund Manager of the Year award isn’t a prerequisite. Morningstar’s fund analysts select the Fund Manager of the Decade award winners based on Morningstar’s proprietary research and in-depth evaluation.

Annual Report	March 31, 2010	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, merging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Income from the Unconstrained Tax Managed Bond Fund may be subject to Federal and state income taxes.

On each individual Fund Summary page in this Annual Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class and Class D shares is typically lower than Institutional Class (or Class M in the case of the Government Money Market Fund) performance due to the lower expenses paid by Institutional Class (or Class M in the case of the Government Money Market Fund) shares. Performance shown is net of fees and expenses. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class (or Class M in the case of the Government Money Market Fund) inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Class P, Administrative Class and Class D shares, performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class and Class D shares. The Class P shares of the following Funds were first offered in (month/year): GNMA Fund (4/08), Income Fund (4/08), Long-Term U.S. Government Fund (4/08), Low Duration Fund (4/08), Mortgage-Backed Securities Fund (4/08), Short-Term Fund (4/08), Unconstrained Bond Fund (6/08), Extended Duration Fund (9/08), Long Duration Total Return Fund (9/08), Global Advantage Strategy Bond Fund (2/09), Government Money Market Fund (5/09), Unconstrained Tax Managed Bond Fund (9/09), Low Duration Fund II (12/09), and Moderate Duration Fund (12/09). The Class M shares of the Government Money Market Fund were first offered in 1/09. The Administrative Class shares of the following Funds were first offered in (month/year): Low Duration Fund (1/95), Money Market Fund (1/95), Short-Term Fund (2/96), Long-Term U.S.

4	PIMCO Funds	Bond Funds

Government Fund (9/97), Low Duration Fund II (2/98), Low Duration Fund III (3/99), Mortgage-Backed Securities Fund (12/01), and Income Fund (3/07). The Class D shares of the following Funds were first offered in (month/year): Low Duration Fund (4/98), Mortgage-Backed Securities Fund (4/98), Short-Term Fund (4/98), GNMA Fund (5/01), Income Fund (7/06), Unconstrained Bond Fund (07/08), Unconstrained Tax Managed Bond Fund (1/09), and Global Advantage Strategy Bond Fund (2/09). All other Funds in this Annual Report do not currently offer Class P, Administrative Class, Class M and Class D shares. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class and Class D only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for most Funds is from October 1, 2009 to March 31, 2010, with the exception of the Class P shares of Low Duration Fund II and Moderate Duration Fund, which are from December 31, 2009 (the date the classes commenced operations) to March 31, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2010	5

PIMCO Extended Duration Fund

Institutional Class - PEDIX
Class P - PEDPX

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Treasury Obligations	87.2%
U.S. Government Agencies	6.7%
Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	1.9%
Short-Term Instruments	1.4%
Other	0.9%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010
	1 Year	Fund Inception (08/31/06)
PIMCO Extended Duration Fund Institutional Class	-16.80%	5.61%
PIMCO Extended Duration Fund Class P	-16.87%	5.51%
Citigroup STRIPS Index, 20+ Year Sub-Index	-21.44%	3.86%
Lipper Corporate Debt Funds BBB-Rated Funds Average	29.03%	5.27%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class and Class P prospectus dated 10/01/09, as supplemented to date, is 0.57% for the Institutional Class shares and 0.66% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class P	Institutional Class	Class P
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$871.34	$870.93	$1,022.44	$1,021.94
Expenses Paid During Period†	$2.33	$2.80	$2.52	$3.02

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class and 0.60% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Extended Duration Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Duration positioning (or sensitivity to changes in market interest rates) during the period was a significant detractor from absolute performance. An average above-index duration during the period detracted value as yields rose across most maturities for the period. The increase in yields detracted from absolute performance as the Fund is invested primarily in long-dated U.S. Treasury STRIPS.

»	A curve-steepening bias benefited relative performance as the two- to thirty-year yield spread steepened.

»	An out-of-benchmark allocation to long maturity Agency debentures benefited performance as they outperformed like-duration U.S. Treasuries over the period.

»	An out-of-benchmark exposure to corporate securities contributed to performance as corporate securities outperformed like-duration U.S. Treasuries during the period.

»	An out-of-benchmark allocation to mortgage-backed ssecurities (“MBS”) benefited performance as MBS outperformed U.S. Treasuries for the period.

6	PIMCO Funds	Bond Funds

PIMCO Global Advantage Strategy Bond Fund

Institutional Class - PSAIX	Class D - PGSDX
Class P - PGBPX

Cumulative Returns Through March 31, 2010

$ 5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Short-Term Instruments	22.8%
United States	22.6%
Germany	11.2%
Canada	9.8%
Mexico	5.1%
Other	28.5%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period March 31, 2010
	1 Year	Fund Inception (02/05/09)
PIMCO Global Advantage Strategy Bond Fund Institutional Class	15.19%	14.08%
PIMCO Global Advantage Strategy Bond Fund Class P	15.08%	13.96%
PIMCO Global Advantage Strategy Bond Fund Class D	14.78%	13.70%
Barclays Capital U.S. Aggregate Index	7.69%	7.71%
PIMCO Global Advantage Bond Index (GLADI)	16.53%	15.26%
Lipper Global Income Funds Average	19.94%	16.43%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Class D prospectus dated 10/01/09, as supplemented to date, is 0.70% for the Institutional Class shares, 0.80% for Class P shares, and 1.10% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,008.51	$1,008.04	$1,006.61	$1,021.44	$1,020.94	$1,019.45
Expenses Paid During Period†	$3.51	$4.01	$5.50	$3.53	$4.03	$5.54

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.70% for Institutional Class, 0.80% for Class P, and 1.10% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Advantage Strategy Bond Fund seeks total return, which exceeds that of its secondary benchmark (PIMCO Global Advantage Bond Index), consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to duration (or sensitivity to changes in market interest rates) in the U.S. detracted from performance as yields rose during the period.

»	An overweight to duration for much of the period in core Eurozone countries, such as Germany, contributed to performance as yields have declined since May 2009.

»	An underweight to duration in Japan primarily in the latter half of the reporting period contributed to performance as yields rose during the period.

»	A curve-steepening bias in the U.S. and U.K. contributed to performance as long-term yields rose more than the short-term yields during the period.

»	An underweight to U.S. Agency mortgage-backed securities (“MBS”) during the latter half of the reporting period detracted from performance as spreads narrowed during the period.

»

An overweight to U.S. and Japanese inflation-linked bonds (“ILBs”) during the earlier part of the reporting period contributed to performance as ILBs outperformed their nominal counterparts amidst rising breakeven rates during the period.

»	An underweight to investment-grade corporate securities detracted from performance as credit spreads tightened in both the U.S. and Eurozone during the period.

»	An underweight to emerging market external bonds detracted from performance as spreads narrowed during the period.

Annual Report	March 31, 2010	7

PIMCO GNMA Fund

Institutional Class - PDMIX	Class D - PGNDX
Class P - PPGNX

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

U.S. Government Agencies	91.3%
Mortgage-Backed Securities	3.2%
Asset-Backed Securities	2.9%
Short-Term Instruments	2.6%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010
	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Institutional Class	9.02%	6.64%	6.98%	6.83%
PIMCO GNMA Fund Class P	8.92%	6.53%	6.87%	6.73%
PIMCO GNMA Fund Class D	8.59%	6.21%	6.54%	6.40%
Barclays Capital GNMA Index	5.13%	5.98%	6.29%	6.09%
Lipper GNMA Funds Average	7.02%	5.50%	5.70%	5.45%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Class D prospectus dated 10/01/09, as supplemented to date, is 0.66% for the Institutional Class shares, 0.76% for the Class P shares, and 1.06% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value(10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,035.47	$1,034.97	$1,033.39	$1,022.44	$1,021.94	$1,020.44
Expenses Paid During Period†	$2.54	$3.04	$4.56	$2.52	$3.02	$4.53

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.60% for Class P, and 0.90% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO GNMA Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to mortgage spread duration added to returns as mortgage spreads compressed over the period.

»	Exposure to commercial mortgage-backed securities (“CMBS”) added to returns as the CMBS sector outperformed fixed-rate mortgage-backed securities for the period.

»	A curve-steepening position benefited performance as the thirty-year U.S. Treasury yield rose more than the two-year U.S. Treasury yield over the period.

»	An overweight to interest rate duration detracted from performance as U.S. Treasury rates sold off during the period.

»	Exposure to consumer asset-backed securities added to performance as they outperformed fixed-rate MBS over the period.

8	PIMCO Funds	Bond Funds

PIMCO Government Money Market Fund

Class M - PGFXX
Class P - PGPXX

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception of Class M.

The minimum initial investment amount for the Class M or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Treasury Bills	43.5%
Commercial Paper	38.0%
Repurchase Agreements	11.4%
U.S. Treasury Cash Management Bills	4.3%
U.S. Government Agencies	2.8%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period March 31, 2010
	7-Day Yield	30-Day Yield	1 Year	Fund Inception (01/27/09)
PIMCO Government Money Market Fund Class M	0.03%	0.03%	0.18%	0.20%
PIMCO Government Money Market Fund Class P	0.04%	0.04%	0.14%	0.15%
Citigroup 3-Month Treasury Bill Index			0.13%	0.14%
Lipper Institutional U.S. Government Money Market Funds Average			0.07%	0.09%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. The yield quotations more closely reflect the current earnings of the Fund than the total return quotations. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class M and Class P prospectus dated 10/01/09, as supplemented to date, is 0.18% for the Class M shares and 0.28% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Investment return and the value of an investor’s shares will fluctuate. Shares may be worth more or less than original cost when redeemed. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class M	Class P	Class M	Class P
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,000.30	$1,000.30	$1,024.03	$1,024.03
Expenses Paid During Period†	$0.90	$0.90	$0.91	$0.91

† Expenses are equal to the net annualized expense ratio for the Class (0.18% for Class M and 0.18% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 0.18% for Class P reflects net annualized expense after application of an expense waiver of 0.10%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Government Money Market Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund may invest in the following: U.S. Treasury Bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and repurchase agreements secured by such obligations.

»	The Fund had a focus on high quality and short maturity assets.

»

The Fund’s weighted average maturity was fairly stable over the period, and positioned just below the 60-day maximum to take advantage of the positively sloped Agency (U.S. Government Sponsored Entities) yield curve.

»	The Fund’s exposure to high quality Agency discount notes provided a slight yield advantage over U.S. Treasury Bills over the period.

Annual Report	March 31, 2010	9

PIMCO Income Fund

Institutional Class - PIMIX	Class D - PONDX
Administrative Class - PIINX	Class P - PONPX

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

U.S. Government Agencies	47.2%
Mortgage-Backed Securities	20.9%
Corporate Bonds & Notes	18.0%
Asset-Backed Securities	5.6%
Short-Term Instruments	4.0%
Other	4.3%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010
	1 Year	Fund Inception (03/30/2007)
PIMCO Income Fund Institutional Class	28.71%	7.69%
PIMCO Income Fund Class P	28.59%	7.59%
PIMCO Income Fund Administrative Class	28.37%	7.41%
PIMCO Income Fund Class D	28.31%	7.35%
Barclays Capital U.S. Aggregate Index	7.69%	6.14%	*
Lipper Multi-Sector Income Funds Average	30.86%	5.23%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 03/31/07.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 10/01/09, as supplemented to date, is 1.06% for the Institutional Class shares, 1.16% for the Class P shares, 1.30% for the Administrative Class shares, and 1.30% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,091.66	$1,091.15	$1,090.31	$1,090.03	$1,022.74	$1,022.24	$1,021.49	$1,021.24
Expenses Paid During Period†	$2.29	$2.82	$3.60	$3.86	$2.22	$2.72	$3.48	$3.73

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.44% for Institutional Class, 0.54% for Class P, 0.69% for Administrative Class, and 0.74% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Income Fund seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Fund’s below-index duration (or sensitivity to changes in market interest rates) for a majority of the period benefited performance as yields moved higher over the period.

»	Exposure to the high-yield sector benefited performance as the sector saw a significant rebound and posted strong positive performance for the period.

»	Exposure to mortgage-backed securities (“MBS”) added to returns as MBS outperformed for the period.

»	Positions in investment-grade credit added to returns as this sector outperformed the general credit market for the period.

10	PIMCO Funds	Bond Funds

PIMCO Long Duration Total Return Fund

Institutional Class - PLRIX
Class P - PLRPX

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

Corporate Bonds & Notes	45.1%
U.S. Treasury Obligations	22.6%
U.S. Government Agencies	16.2%
Municipal Bonds & Notes	3.7%
Short-Term Instruments	2.4%
Other	10.0%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010
	1 Year	Fund Inception (08/31/06)
PIMCO Long Duration Total Return Fund Institutional Class	14.91%	8.62%
PIMCO Long Duration Total Return Fund Class P	14.83%	8.52%
Barclays Capital Long-Term Government/Credit Index	10.29%	5.95%
Lipper Corporate Debt Funds BBB-Rated Funds Average	29.03%	5.27%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class and Class P prospectus dated 10/01/09, as supplemented to date, is 0.51% for the Institutional Class shares and 0.61% for Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class P	Institutional Class	Class P
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,002.45	$1,002.06	$1,022.44	$1,021.94
Expenses Paid During Period†	$2.50	$2.99	$2.52	$3.02

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class and 0.60% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long Duration Total Return Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

A slight overweight duration position (or sensitivity to changes in market interest rates) versus the Fund’s benchmark index was a slight negative contributor to performance as yields rose across the majority of the yield curve over the period.

»	A curve-steepening bias positively impacted relative performance as the two- to thirty-year yield spread steepened over the period.

»	An overweight allocation to long maturity Agency debentures contributed to performance as they outperformed like-duration U.S. Treasuries over the period.

»	Exposure to a basket of emerging market currencies benefited performance as these currencies appreciated versus the U.S. dollar over the period.

»	A below-benchmark allocation to corporate securities slightly detracted from performance as corporate securities outperformed like-duration U.S. Treasuries over the period.

»	An out-of-benchmark allocation to mortgage-backed securities (“MBS”) benefited performance as MBS outperformed like-duration U.S. Treasuries over the period.

Annual Report	March 31, 2010	11

PIMCO Long-Term U.S. Government Fund

Institutional Class - PGOVX	Class P - PLTPX
Administrative Class - PLGBX

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Treasury Obligations	65.7%
U.S. Government Agencies	21.5%
Mortgage-Backed Securities	5.5%
Corporate Bonds & Notes	4.7%
Short-Term Instruments	1.0%
Other	1.6%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010
	1 Year	5 Years	10 Years	Fund Inception (07/01/91)
PIMCO Long-Term U.S. Government Fund Institutional Class	1.92%	5.70%	7.60%	9.09%
PIMCO Long-Term U.S. Government Fund Class P	1.79%	5.60%	7.51%	9.00%
PIMCO Long-Term U.S. Government Fund Administrative Class	1.64%	5.45%	7.34%	8.83%
Barclays Capital Long-Term Treasury Index	-7.26%	5.25%	6.86%	8.20%	*
Lipper General U.S. Government Funds Average	2.40%	4.22%	5.09%	5.82%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 06/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Administrative Class prospectus dated 10/01/09, as supplemented to date, is 0.505% for the Institutional Class shares, 0.605% for the Class P shares, and 0.755% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Institutional Class	Class P	Administrative Class
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$977.38	$976.87	$976.15	$1,022.49	$1,021.99	$1,021.24
Expenses Paid During Period†	$2.42	$2.91	$3.65	$2.47	$2.97	$3.73

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.485% for Institutional Class, 0.585% for Class P, and 0.735% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises.

»

A slight overweight duration position (or sensitivity to changes in market interest rates) versus the Fund’s benchmark index detracted from performance as yields rose across the majority of the yield curve over the period.

»	A curve-steepening bias positively impacted relative performance as the two- to thirty-year yield spread steepened during the period.

»	An overweight allocation to long maturity Agency debentures contributed to performance as they outperformed like-duration U.S. Treasuries over the period.

»	An out-of-benchmark allocation to corporate bonds benefited performance as they outperformed like-duration U.S. Treasuries during the period.

»	An out-of-benchmark allocation to mortgage-backed securities (“MBS”) benefited performance as MBS outperformed long maturity U.S. Treasuries during the period.

12	PIMCO Funds	Bond Funds

PIMCO Low Duration Fund

Institutional Class - PTLDX	Class P - PLDPX
Administrative Class - PLDAX	Class D - PLDDX

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Short-Term Instruments	36.5%
Corporate Bonds & Notes	30.3%
U.S. Government Agencies	15.1%
Mortgage-Backed Securities	7.8%
Asset-Backed Securities	4.0%
Other	6.3%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Low Duration Fund Institutional Class	15.80%	5.40%	5.38%	6.72%
PIMCO Low Duration Fund Class P	15.68%	5.29%	5.28%	6.64%
PIMCO Low Duration Fund Administrative Class	15.51%	5.14%	5.12%	6.45%
PIMCO Low Duration Fund Class D	15.46%	5.07%	5.05%	6.41%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	1.40%	4.24%	4.42%	5.82%	*
Lipper Short Investment Grade Debt Funds Average	10.34%	3.45%	3.93%	5.36%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 10/01/09, as supplemented to date, is 0.49% for the Institutional Class shares, 0.59% for Class P shares, 0.74% for the Administrative Class shares, and 0.78% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,034.41	$1,033.90	$1,033.12	$1,032.90	$1,022.64	$1,022.14	$1,021.39	$1,021.19
Expenses Paid During Period[1]	$2.33	$2.84	$3.60	$3.80	$2.32	$2.82	$3.58	$3.78

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.46% for Institutional Class, 0.56% for Class P, 0.71% for Administrative Class, and 0.75% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An above-index duration (or sensitivity to changes in market interest rates) detracted from performance as interest rates increased during the period.

»	Holdings of Agency mortgage pass-through securities added to returns as these high-quality assets outperformed like duration U.S. Treasuries during the period.

»	Exposure to senior non-Agency mortgage-backed securities (“MBS”) benefited performance as non-Agency MBS showed strong performance during the period and outperformed U.S. Treasuries.

»	Allocations to investment-grade corporate securities, in particular financials, added to returns as the sector outperformed the broader investment-grade corporate sector during the period.

»	Tactical holdings of high-yield bonds benefited returns as high-yield credit performed well during the period.

»	A small exposure to emerging markets contributed to performance as the sector outperformed U.S. Treasuries during the period.

Annual Report	March 31, 2010	13

PIMCO Low Duration Fund II

Institutional Class - PLDTX	Class P - PDRPX
Administrative Class - PDFAX

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

Short-Term Instruments	38.4%
U.S. Government Agencies	32.6%
Corporate Bonds & Notes	14.1%
U.S. Treasury Obligations	5.9%
Mortgage-Backed Securities	5.3%
Other	3.7%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010
	1 Year	5 Years	10 Years	Fund Inception (10/31/91)
PIMCO Low Duration Fund II Institutional Class	11.59%	4.74%	4.88%	5.42%
PIMCO Low Duration Fund II Class P	11.48%	4.64%	4.78%	5.32%
PIMCO Low Duration Fund II Administrative Class	11.31%	4.48%	4.63%	5.16%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	1.40%	4.24%	4.42%	5.04%
Lipper Short Investment Grade Debt Funds Average	10.34%	3.45%	3.93%	4.68%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/09, as supplemented to date, is 0.50% for the Institutional Class shares, 0.60% for Class P shares, and 0.75% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at
www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Institutional Class	Class P	Administrative Class
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,025.66	$1,011.81	$1,024.38	$1,022.44	$1,021.94	$1,021.19
Expenses Paid During Period†	$2.53	$1.50	$3.79	$2.52	$3.02	$3.78

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.60% for Class P, and 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 for the Institutional Class and Administrative Class (to reflect the one-half year period) and 91/365 for Class P (to reflect the period since the inception date of 12/31/09 for Class P shares). The Fund’s Class P hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may invest only in investment-grade U.S. dollar-denominated securities of U.S. issuers that are rated A or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An above-index duration (or sensitivity to changes in market interest rates) detracted from performance as interest rates increased during the period.

»	Holdings of Agency mortgage pass-through securities added to returns as these high-quality assets outperformed like duration U.S. Treasuries during the period.

»	Exposure to senior non-Agency mortgage-backed securities (“MBS”) benefited performance as non-Agency MBS showed strong performance during the period and outperformed U.S. Treasuries.

»	Allocations to investment-grade corporate securities, in particular financials, added to returns as the sector outperformed the broader investment-grade corporate sector during the period.

14	PIMCO Funds	Bond Funds

PIMCO Low Duration Fund III

Institutional Class - PLDIX
Administrative Class - PDRAX

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

Short-Term Instruments	35.6%
Corporate Bonds & Notes	24.0%
U.S. Government Agencies	17.6%
U.S. Treasury Obligations	11.6%
Mortgage-Backed Securities	5.7%
Other	5.5%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010
	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Low Duration Fund III Institutional Class	14.93%	4.82%	5.08%	5.16%
PIMCO Low Duration Fund III Administrative Class	14.64%	4.57%	4.82%	4.90%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	1.40%	4.24%	4.42%	4.69%
Lipper Short Investment Grade Debt Funds Average	10.34%	3.45%	3.93%	4.19%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/09, as supplemented to date, is 1.20% for the Institutional Class shares and 1.45% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling
(800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,032.07	$1,030.79	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.53	$3.80	$2.52	$3.78

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class and 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund III seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, with prohibitions on firms engaged in certain socially sensitive practices.

»	An above-index duration (or sensitivity to changes in market interest rates) detracted from performance as interest rates increased during the period.

»	Holdings of Agency mortgage pass-through securities added to returns as these high-quality assets outperformed like duration U.S. Treasuries during the period.

»	Exposure to senior non-Agency mortgage-backed securities (“MBS”) benefited performance as non-Agency MBS showed strong performance during the period and outperformed U.S. Treasuries.

»	Allocations to investment-grade corporate securities, in particular financials, added to returns as the sector outperformed the broader investment-grade corporate sector during the period.

»	Tactical holdings of high-yield bonds benefited returns as high-yield credit performed well during the period.

»	A small exposure to emerging markets contributed to performance as the sector outperformed U.S. Treasuries during the period.

Annual Report	March 31, 2010	15

PIMCO Moderate Duration Fund

Institutional Class - PMDRX
Class P - PMOPX

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

Short-Term Instruments	43.3%
Corporate Bonds & Notes	28.3%
U.S. Government Agencies	16.1%
Mortgage-Backed Securities	3.7%
U.S. Treasury Obligations	3.2%
Other	5.4%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010
	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Moderate Duration Fund Institutional Class	17.48%	6.67%	7.04%	6.66%
PIMCO Moderate Duration Fund Class P	17.35%	6.55%	6.92%	6.55%
Barclays Capital Intermediate Government/Credit Index	6.92%	5.16%	5.93%	5.84%
Lipper Short Intermediate Investment Grade Debt Funds Average	12.19%	4.24%	5.08%	5.10%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/09, as supplemented to date, is 0.54% for the Institutional Class shares and 0.64% for Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class P	Institutional Class	Class P
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,050.37	$1,030.12	$1,022.64	$1,022.14
Expenses Paid During Period†	$2.35	$1.42	$2.32	$2.82

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.46% for Institutional Class and 0.56% for Class P), multiplied by the average account value over the period, multiplied by 182/365 for the Institutional Class (to reflect the one-half year period) and 91/365 for Class P (to reflect the period since the inception date of 12/31/09 for Class P shares). The Fund’s Class P hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Moderate Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed- income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An underweight to U.S. duration (or sensitivity to changes in market interest rates) benefited performance as U.S. Treasury yields rose during the period.

»	Curve-steepening strategies in the U.S. and Eurozone benefited performance as the spread between two-year yields and thirty-year yields widened in these regions during the period.

»	An emphasis on Agency mortgage-backed securities (“MBS”) added to returns as Agency MBS outperformed like-duration U.S. Treasuries during the period.

»

A modest underweight to investment-grade corporate bonds detracted from performance as the sector outperformed like-duration U.S. Treasuries. However, a focus on financials within the investment-grade corporate bond sector more than offset this negative impact as this sector outperformed the overall investment-grade corporate bond market.

»

An allocation to high-yield corporate bonds benefited performance as these bonds outperformed like-duration U.S. Treasuries and represented one of the best performing fixed income asset classes during the period.

»	Exposure to emerging market bonds benefited performance as emerging market debt outperformed like-duration U.S. Treasuries during the period.

»

Exposure to a basket of foreign currencies, with an emphasis on the Brazilian real and other emerging market currencies, added to returns as these currencies appreciated relative to the U.S. dollar during the period.

16	PIMCO Funds	Bond Funds

PIMCO Money Market Fund

Institutional Class - PMIXX
Administrative Class - PMAXX

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

Commercial Paper	39.3%
U.S. Treasury Bills	37.2%
Repurchase Agreements	10.5%
Corporate Bonds & Notes	7.1%
Other	5.9%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010
	7-Day Yield	30-Day Yield	1 Year	5 Years	10 Years	Fund Inception (03/01/91)
PIMCO Money Market Fund Institutional Class	0.05%	0.05%	0.10%	2.94%	2.72%	3.69%
PIMCO Money Market Fund Administrative Class	0.05%	0.05%	0.09%	2.74%	2.49%	3.45%
Citigroup 3-Month Treasury Bill Index			0.13%	2.76%	2.70%	3.66%	*
Lipper Institutional Money Market Funds Average			0.16%	2.98%	2.75%	3.78%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 02/28/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. The yield quotations more closely reflect the current earnings of the Fund than the total return quotations. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/09, as supplemented to date, is 0.32% for the Institutional Class shares and 0.57% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Investment return and the value of an investor’s shares will fluctuate. Shares may be worth more or less than original cost when redeemed. Money market funds are not insured or guaranteed by the FDIC or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,000.38	$1,000.30	$1,023.44	$1,023.44
Expenses Paid During Period†	$1.50	$1.50	$1.51	$1.51

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.30% for Institutional Class and 0.30% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 0.30% for the Institutional Class and 0.30% for the Administrative Class reflect net annualized expense after application of an expense waiver of 0.02%, and 0.27% for Institutional Class and Administrative Class, respectively.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest-rating category for short-term obligations.

»	The Fund had a focus on high quality and short maturity assets.

»	The Fund’s weighted average maturity was fairly stable over the period, but ended the period slightly lower to help minimize the interest rate sensitivity of the portfolio.

»	The Fund moved its exposure from Agency discount notes to corporate and Yankee bank commercial paper over the period as they provided a yield advantage over Agency discount notes.

Annual Report	March 31, 2010	17

PIMCO Mortgage-Backed Securities Fund

Institutional Class - PTRIX	Class P - PMRPX
Administrative Class - PMTAX	Class D - PTMDX

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

U.S. Government Agencies	87.5%
Mortgage-Backed Securities	8.3%
Asset-Backed Securities	3.5%
Short-Term Instruments	0.6%
U.S. Treasury Obligations	0.1%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010
	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
Mortgage-Backed Securities Fund Institutional Class	14.59%	6.55%	7.09%	6.93%
Mortgage-Backed Securities Fund Class P	14.49%	6.45%	6.98%	6.82%
Mortgage-Backed Securities Fund Administrative Class	14.31%	6.29%	6.83%	6.67%
Mortgage-Backed Securities Fund Class D	14.14%	6.13%	6.67%	6.51%
Barclays Capital U.S. MBS Fixed Rate Index	5.12%	6.16%	6.49%	6.20%
Lipper U.S. Mortgage Funds Average	8.94%	4.24%	5.07%	4.81%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 10/01/09, as supplemented to date, is 1.60% for the Institutional Class shares, 1.81% for Class P shares, 1.89% for the Administrative Class shares, and 2.02% for Class D Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,052.40	$1,051.91	$1,051.11	$1,050.32	$1,022.39	$1,021.89	$1,021.14	$1,020.39
Expenses Paid During Period†	$2.61	$3.12	$3.89	$4.65	$2.57	$3.07	$3.83	$4.58

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.51% for Institutional Class, 0.61% for Class P, 0.76% for Administrative Class, and 0.91% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Mortgage-Backed Securities Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to mortgage spread duration added to returns as mortgage spreads compressed over the period.

»

Exposure to non-Agency mortgage-backed securities (“MBS”), subprime asset-backed securities (“ABS”), and commercial MBS added to performance during the period. This resulted primarily from price appreciation on non-Agency MBS and subprime ABS securities (which was substantial during the period) and the outperformance of the CMBS sector versus the MBS index.

»

An underweight to 30-year conventional 4.50% coupon MBS earlier in the period added to returns, contributing to the bulk of performance in the Agency MBS relative value coupon strategy, as they underperformed higher coupon conventional 30-year MBS.

»	An overweight to interest rate duration detracted from performance as U.S. Treasury rates rose during the period.

18	PIMCO Funds	Bond Funds

PIMCO Short-Term Fund

Institutional Class - PTSHX	Class P - PTSPX
Administrative Class - PSFAX	Class D - PSHDX

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Corporate Bonds & Notes	43.2%
U.S. Government Agencies	29.0%
Short-Term Instruments	16.2%
Asset-Backed Securities	4.1%
Mortgage-Backed Securities	3.3%
Other	4.2%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010
	1 Year	5 Years	10 Years	Fund Inception (10/07/87)
PIMCO Short-Term Fund Institutional Class	7.31%	3.99%	3.88%	5.28%
PIMCO Short-Term Fund Class P	7.21%	3.89%	3.78%	5.20%
PIMCO Short-Term Fund Administrative Class	7.05%	3.74%	3.63%	5.02%
PIMCO Short-Term Fund Class D	7.00%	3.69%	3.57%	4.99%
Citigroup 3-Month Treasury Bill Index	0.13%	2.76%	2.70%	4.25%	*
Lipper Ultra-Short Obligation Funds Average	5.72%	2.10%	2.83%	4.80%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 10/01/09, as supplemented to date, is 0.50% for the Institutional Class shares, 0.60% for the Class P shares, 0.75% for the Administrative Class shares, and 0.80% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,015.48	$1,014.97	$1,014.23	$1,013.97	$1,022.69	$1,022.19	$1,021.44	$1,021.19
Expenses Paid During Period†	$2.26	$2.76	$3.52	$3.77	$2.27	$2.77	$3.53	$3.78

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.45% for Institutional Class, 0.55% for Class P, 0.70% for Administrative Class, and 0.75% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Fund seeks maximum-current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An above benchmark U.S. duration (or sensitivity to changes in market interest rates) detracted from returns as interest rates moved higher across the yield curve over the period.

»

The Fund reduced its exposure to U.S. Agency mortgage-backed securities as the sector experienced strong performance over the period, replacing much of that exposure with U.S. Agency debentures, which provided a slight yield advantage over U.S. Treasuries over the period.

»	Duration-hedging exposure during the beginning of the period benefited performance as yields moved higher over the period.

»	Exposure to the corporate sector, especially in financial issues, added to returns as the sector posted strong performance over the period.

Annual Report	March 31, 2010	19

PIMCO Unconstrained Bond Fund

Institutional Class - PFIUX	Class P - PUCPX
Class D - PUBDX

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

U.S. Government Agencies	31.7%
Corporate Bonds & Notes	20.4%
Short-Term Instruments	16.8%
U.S. Treasury Obligations	10.2%
Foreign Currency-Denominated Issues	8.4%
Other	12.5%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period March 31, 2010
	1 Year	Fund Inception (06/30/08)
PIMCO Unconstrained Bond Fund Institutional Class	14.62%	10.19%
PIMCO Unconstrained Bond Fund Class P	14.52%	10.08%
PIMCO Unconstrained Bond Fund Class D	14.17%	9.76%
3 Month USD LIBOR Index (Resets Quarterly)*	0.59%	1.49%
3 Month USD LIBOR Index (Resets Monthly)*	0.50%	1.32%
Lipper General Bond Funds Average	15.41%	4.41%

All Fund returns are net of fees and expenses.

* Effective August 1, 2009, the Fund selected as its primary benchmark the same 3 Month LIBOR (London Intrabank Offered Rate) Index as described, but resetting quarterly. The Fund does not have a secondary benchmark.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Class D prospectus dated 10/01/09, as supplemented to date, is 0.91% for the Institutional Class shares, 1.01% for Class P shares, and 1.31% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,032.54	$1,032.03	$1,030.49	$1,020.44	$1,019.95	$1,018.45
Expenses Paid During Period†	$4.56	$5.07	$6.58	$4.53	$5.04	$6.54

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Institutional Class, 1.00% for Class P, and 1.30% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Unconstrained Bond Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Exposure to investment-grade corporate securities, specifically an overweight to the financials sector, added to performance. Investment-grade corporate spreads decreased 3.93%, and financial spreads decreased 5.83% over the period.

»	Exposure to the bank capital sector added to returns; the par-weighted average price for the Merrill Lynch Preferred Hybrid Securities Index increased from $63.59 to $98.79 over the period.

»	Exposure to emerging market (“EM”) debt contributed to returns as both EM sovereign and EM corporate positions within the Fund performed well over the period.

»

Exposure to non-Agency mortgage-backed securities added to overall performance; the Markit ABX 06-1 Index, which generally tracks the price performance of non-Agency mortgage-backed securities, improved from $64.04 to $85.35 over the period.

»	Exposure to municipal bonds added to returns as the municipal bond sector posted positive performance over the period.

»

The Fund’s long duration bias (or sensitivity to changes in market interest rates), which was primarily focused on the U.S., detracted from performance as the ten-year U.S. Treasury yield increased over the period.

20	PIMCO Funds	Bond Funds

PIMCO Unconstrained Tax Managed Bond Fund

Institutional Class - PUTIX	Class D - ATMDX
Class P - PUTPX

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Municipal Bonds & Notes	80.1%
Corporate Bonds & Notes	7.8%
Short-Term Instruments	5.1%
Foreign Currency-Denominated Issues	1.9%
Asset-Backed Securities	1.1%
Other	4.0%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period March 31, 2010
	1 Year	Fund Inception (01/30/2009)
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class	9.63%	6.34%
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class Shares After Taxes on Distributions	8.86%	5.63%
PIMCO Unconstrained Tax Managed Bond Fund Class P	9.54%	6.25%
PIMCO Unconstrained Tax Managed Bond Fund Class P Shares After Taxes on Distributions	8.78%	5.54%
PIMCO Unconstrained Tax Managed Bond Fund Class D	9.20%	5.92%
PIMCO Unconstrained Tax Managed Bond Fund Class D Shares After Taxes on Distributions	8.53%	5.31%
3 Month USD LIBOR After Tax	0.44%	0.57%	*
Lipper General Bond Funds Average	15.41%	12.66%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Class D prospectus dated 10/01/09, as supplemented to date, is 0.70% for the Institutional Class shares, 0.80% for Class P shares, and 1.10% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,006.87	$1,006.56	$1,004.91	$1,021.44	$1,020.94	$1,019.45
Expenses Paid During Period†	$3.50	$4.00	$5.50	$3.53	$4.03	$5.54

† Expenses are equal to the net annualized expense ratio for the class (0.70% for Institutional Class, 0.80% for Class P, and 1.10% for Class D), multiplied by the average account value over the period, multiplied 182/165 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Unconstrained Tax Managed Bond Fund seeks maximum long-term after tax return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Fund’s duration positioning (or sensitivity to changes in market interest rates) detracted from performance as yields moved higher across the yield curve.

»	Duration-hedging positions benefited performance as U.S. Treasury yields moved higher over the period.

»	A significant position in municipal money market securities detracted from performance as they had lower yields than LIBOR over a majority of the period.

»	Holdings of municipal bonds benefited performance as municipal bonds posted strong performance for the period.

»	Exposure to investment-grade corporate bonds added to returns as the sector had strong performance for the period.

Annual Report	March 31, 2010	21

Benchmark Descriptions

Index	Description

3 Month USD LIBOR After Tax	3 Month USD LIBOR After Tax. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. It is not possible to invest directly in an unmanaged index.

3 Month USD LIBOR Index	3 Month USD LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. It is not possible to invest directly in an unmanaged index.

3 Month USD LIBOR Index (Resets Monthly)	3 Month USD LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market, resetting monthly. It is not possible to invest directly in an unmanaged index.

3 Month USD LIBOR Index (Resets Quarterly)	3 Month USD LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market, resetting quarterly. It is not possible to invest directly in an unmanaged index.

Barclays Capital GNMA Index	Barclays Capital GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in an unmanaged index.

Barclays Capital Intermediate Government/Credit Index	Barclays Capital Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

Barclays Capital Long-Term Government/Credit Index	Barclays Capital Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. It is not possible to invest directly in an unmanaged index.

Barclays Capital Long-Term Treasury Index	Barclays Capital Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. MBS Fixed Rate Index	Barclays Capital U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch 1-3 Year U.S. Treasury Index	The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index. Prior to September 25th, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

22	PIMCO Funds	Bond Funds

Index	Description

Citigroup STRIPS Index, 20+ Year Sub-Index	Citigroup STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bond and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month-end. The included STRIPS are derived only from bonds in the Citigroup U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Since June 2007 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

PIMCO Global Advantage Bond Index (GLADI)	The PIMCO Global Advantage Bond Index (GLADI) is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2010	23

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Extended Duration Fund
Institutional Class
03/31/2010	$12.56	$0.42	$(2.38)	$(1.96)	$(0.44)	$(2.77)
03/31/2009	10.90	0.44	2.08	2.52	(0.43)	(0.43)
03/31/2008	9.94	0.44	1.00	1.44	(0.45)	(0.03)
08/31/2006 - 03/31/2007	10.00	0.27	0.02	0.29	(0.27)	(0.08)
Class P
03/31/2010	12.56	0.41	(2.38)	(1.97)	(0.43)	(2.77)
09/11/2008 - 03/31/2009	11.21	0.26	1.76	2.02	(0.24)	(0.43)

Global Advantage Strategy Bond Fund
Institutional Class
03/31/2010	$10.06	$0.28	$1.24	$1.52	$(0.31)	$(0.19)
02/05/2009 - 03/31/2009	10.00	0.04	0.06	0.10	(0.04)	0.00
Class P
03/31/2010	10.06	0.24	1.27	1.51	(0.30)	(0.19)
02/05/2009 - 03/31/2009	10.00	0.03	0.07	0.10	(0.04)	0.00
Class D
03/31/2010	10.06	0.24	1.24	1.48	(0.27)	(0.19)
02/05/2009 - 03/31/2009	10.00	0.03	0.06	0.09	(0.03)	0.00

GNMA Fund
Institutional Class
03/31/2010	$11.33	$0.35	$0.66	$1.01	$(0.40)	$(0.32)
03/31/2009	11.37	0.51	0.11	0.62	(0.53)	(0.13)
03/31/2008	11.11	0.57	0.33	0.90	(0.57)	(0.07)
03/31/2007	10.90	0.53	0.21	0.74	(0.53)	0.00
03/31/2006	11.01	0.40	(0.06)	0.34	(0.45)	0.00
Class P
03/31/2010	11.33	0.32	0.67	0.99	(0.38)	(0.32)
04/30/2008 - 03/31/2009	11.32	0.46	0.15	0.61	(0.47)	(0.13)
Class D
03/31/2010	11.33	0.30	0.66	0.96	(0.35)	(0.32)
03/31/2009	11.37	0.48	0.09	0.57	(0.48)	(0.13)
03/31/2008	11.11	0.52	0.33	0.85	(0.52)	(0.07)
03/31/2007	10.90	0.49	0.21	0.70	(0.49)	0.00
03/31/2006	11.01	0.38	(0.08)	0.30	(0.41)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective February 24, 2009, the Fund’s advisory fee was reduced by 0.20% to 0.40%.
(c)	Effective February 24, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.30%.
(d)	Effective February 24, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.40%.
(e)	Effective February 24, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.45%.

24	PIMCO Funds	Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(3.21)	$7.39	(16.80)%	$324,253	0.50%		0.50%		0.50%		0.50%		4.42%		615%
(0.86)	12.56	23.62	195,036	0.57		0.57		0.50		0.50		3.88		780
(0.48)	10.90	14.96	169,454	0.50		0.50		0.50		0.50		4.24		239
(0.35)	9.94	2.82	3,083	0.57	*	1.90	*	0.50	*	1.83	*	4.53	*	298

(3.20)	7.39	(16.87)	881	0.60		0.60		0.60		0.60		4.29		615
(0.67)	12.56	18.01	978	0.66	*	0.66	*	0.60	*	0.60	*	3.79	*	780

$(0.50)	$11.08	15.19%	$1,583,031	0.70%		0.70%		0.70%		0.70%		2.49%		268%
(0.04)	10.06	0.98	4,854	0.70	*(b)(c)	12.25	*(b)(c)	0.70	*(b)(c)	12.25	*(b)(c)	2.53	*	57

(0.49)	11.08	15.08	11,134	0.80		0.80		0.80		0.80		2.17		268
(0.04)	10.06	0.97	10	0.80	*(b)(d)	10.88	*(b)(d)	0.80	*(b)(d)	10.88	*(b)(d)	2.35	*	57

(0.46)	11.08	14.78	72,403	1.10		1.10		1.10		1.10		2.10		268
(0.03)	10.06	0.95	388	1.10	*(b)(e)	17.63	*(b)(e)	1.10	*(b)(e)	17.63	*(b)(e)	2.26	*	57

$(0.72)	$11.62	9.02%	$436,282	0.50%		0.50%		0.50%		0.50%		2.99%		1,747%
(0.66)	11.33	5.73	375,682	0.66		0.66		0.50		0.50		4.59		1,652
(0.64)	11.37	8.37	219,841	0.95		0.95		0.50		0.50		5.10		839
(0.53)	11.11	7.01	133,271	1.06		1.06		0.50		0.50		4.88		1,009
(0.45)	10.90	3.16	130,771	0.50		0.50		0.50		0.50		3.66		1,069

(0.70)	11.62	8.92	39,309	0.60		0.60		0.60		0.60		2.74		1,747
(0.60)	11.33	5.63	11	0.76	*	0.76	*	0.60	*	0.60	*	4.47	*	1,652

(0.67)	11.62	8.59	132,564	0.90		0.90		0.90		0.90		2.60		1,747
(0.61)	11.33	5.30	139,917	1.06		1.06		0.90		0.90		4.26		1,652
(0.59)	11.37	7.94	36,541	1.32		1.32		0.90		0.90		4.63		839
(0.49)	11.11	6.58	13,076	1.46		1.46		0.90		0.90		4.50		1,009
(0.41)	10.90	2.75	8,779	0.90		0.90		0.90		0.90		3.46		1,069

Annual Report	March 31, 2010	25

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Government Money Market Fund
Class M
03/31/2010	$1.00	$0.00	$0.00	$0.00	$0.00	$0.00
01/27/2009 - 03/31/2009	1.00	0.00	0.00	0.00	0.00	0.00
Class P
05/14/2009 - 03/31/2010	1.00	0.00	0.00	0.00	0.00	0.00

Income Fund
Institutional Class
03/31/2010	$8.54	$0.67	$1.71	$2.38	$(0.71)	$0.00
03/31/2009	9.92	0.67	(1.41)	(0.74)	(0.64)	0.00
03/31/2008	10.00	0.58	(0.08)	0.50	(0.58)	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00
Class P
03/31/2010	8.54	0.66	1.71	2.37	(0.70)	0.00
04/30/2008 - 03/31/2009	9.99	0.61	(1.47)	(0.86)	(0.59)	0.00
Administrative Class
03/31/2010	8.54	0.64	1.72	2.36	(0.69)	0.00
03/31/2009	9.92	0.65	(1.41)	(0.76)	(0.62)	0.00
03/31/2008	10.00	0.56	(0.09)	0.47	(0.55)	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00
Class D
03/31/2010	8.54	0.64	1.71	2.35	(0.68)	0.00
03/31/2009	9.92	0.67	(1.44)	(0.77)	(0.61)	0.00
03/31/2008	10.00	0.54	(0.07)	0.47	(0.55)	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00

Long Duration Total Return Fund
Institutional Class
03/31/2010	$10.14	$0.54	$0.95	$1.49	$(0.57)	$(0.34)
03/31/2009	10.51	0.51	(0.25)	0.26	(0.50)	(0.13)
03/31/2008	10.09	0.50	0.44	0.94	(0.50)	(0.02)
08/31/2006 - 03/31/2007	10.00	0.29	0.09	0.38	(0.29)	0.00
Class P
03/31/2010	10.14	0.53	0.95	1.48	(0.56)	(0.34)
09/11/2008 - 03/31/2009	10.37	0.30	(0.12)	0.18	(0.28)	(0.13)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

26	PIMCO Funds	Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$1.00	0.18%	$108,048	0.18%		0.21%		0.17%		0.20%		0.07%		N/A
0.00	1.00	0.05	53,161	0.18	*	1.19	*	0.18	*	1.19	*	0.15	*	N/A

0.00	1.00	0.12	10	0.24	*	0.33	*	0.23	*	0.32	*	0.05	*	N/A

$(0.71)	$10.21	28.71%	$418,593	0.45%		0.50%		0.40%		0.45%		7.04%		188%
(0.64)	8.54	(7.64)	278,815	1.01		1.06		0.40		0.45		7.28		153
(0.58)	9.92	5.09	289,824	1.44		1.57		0.40		0.53		5.84		276
0.00	10.00	0.00	25,006	0.40	*	0.40	*	0.40	*	0.40	*	(0.40	)*	0

(0.70)	10.21	28.59	4,385	0.55		0.60		0.50		0.55		6.67		188
(0.59)	8.54	(8.82)	9	1.11	*	1.16	*	0.50	*	0.55	*	7.29	*	153

(0.69)	10.21	28.37	256	0.70		0.75		0.65		0.70		6.45		188
(0.62)	8.54	(7.91)	10	1.25		1.30		0.65		0.70		7.00		153
(0.55)	9.92	4.84	11	2.43		2.74		0.65		0.96		5.59		276
0.00	10.00	0.00	10	0.65	*	0.65	*	0.65	*	0.65	*	(0.65	)*	0

(0.68)	10.21	28.31	16,845	0.75		0.80		0.70		0.75		6.61		188
(0.61)	8.54	(7.96)	4,975	1.25		1.30		0.70		0.75		7.54		153
(0.55)	9.92	4.79	342	1.67		1.75		0.70		0.78		5.43		276
0.00	10.00	0.00	10	0.70	*	0.70	*	0.70	*	0.70	*	(0.70	)*	0

$(0.91)	$10.72	14.91%	$3,976,419	0.51%		0.51%		0.50%		0.50%		5.02%		364%
(0.63)	10.14	2.63	2,431,539	0.51		0.51		0.50		0.50		5.02		398
(0.52)	10.51	9.73	714,193	0.50		0.50		0.50		0.50		4.85		314
(0.29)	10.09	3.89	4,631	0.50	*	1.61	*	0.50	*	1.61	*	4.99	*	330

(0.90)	10.72	14.83	2,493	0.61		0.61		0.60		0.60		4.89		364
(0.41)	10.14	1.86	914	0.61	*	0.61	*	0.60	*	0.60	*	5.41	*	398

Annual Report	March 31, 2010	27

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Long-Term U.S. Government Fund
Institutional Class
03/31/2010	$11.58	$0.46	$(0.24)	$0.22	$(0.50)	$(0.51)
03/31/2009	11.30	0.46	0.37	0.83	(0.47)	(0.08)
03/31/2008	10.66	0.52	0.64	1.16	(0.52)	0.00
03/31/2007	10.48	0.50	0.20	0.70	(0.51)	(0.01)
03/31/2006	10.77	0.44	(0.30)	0.14	(0.42)	(0.01)
Class P
03/31/2010	11.58	0.44	(0.23)	0.21	(0.49)	(0.51)
04/30/2008 - 03/31/2009	11.08	0.42	0.59	1.01	(0.43)	(0.08)
Administrative Class
03/31/2010	11.58	0.44	(0.25)	0.19	(0.47)	(0.51)
03/31/2009	11.30	0.44	0.36	0.80	(0.44)	(0.08)
03/31/2008	10.66	0.49	0.64	1.13	(0.49)	0.00
03/31/2007	10.48	0.48	0.19	0.67	(0.48)	(0.01)
03/31/2006	10.77	0.39	(0.28)	0.11	(0.39)	(0.01)

Low Duration Fund
Institutional Class
03/31/2010	$9.30	$0.27	$1.18	$1.45	$(0.30)	$(0.01)
03/31/2009	10.14	0.42	(0.71)	(0.29)	(0.42)	(0.13)
03/31/2008	9.95	0.47	0.27	0.74	(0.48)	(0.07)
03/31/2007	9.90	0.45	0.06	0.51	(0.46)	0.00
03/31/2006	10.11	0.36	(0.16)	0.20	(0.37)	(0.04)
Class P
03/31/2010	9.30	0.23	1.21	1.44	(0.29)	(0.01)
04/30/2008 - 03/31/2009	10.13	0.37	(0.69)	(0.32)	(0.38)	(0.13)
Administrative Class
03/31/2010	9.30	0.24	1.19	1.43	(0.28)	(0.01)
03/31/2009	10.14	0.39	(0.70)	(0.31)	(0.40)	(0.13)
03/31/2008	9.95	0.44	0.27	0.71	(0.45)	(0.07)
03/31/2007	9.90	0.43	0.06	0.49	(0.44)	0.00
03/31/2006	10.11	0.34	(0.16)	0.18	(0.35)	(0.04)
Class D
03/31/2010	9.30	0.22	1.21	1.43	(0.28)	(0.01)
03/31/2009	10.14	0.39	(0.71)	(0.32)	(0.39)	(0.13)
03/31/2008	9.95	0.44	0.26	0.70	(0.44)	(0.07)
03/31/2007	9.90	0.42	0.06	0.48	(0.43)	0.00
03/31/2006	10.11	0.33	(0.16)	0.17	(0.34)	(0.04)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to 0.21%.
(c)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to 0.31%.
(d)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

28	PIMCO Funds	Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(1.01)	$10.79	1.92%	$1,175,131	0.49	5%	0.49	5%	0.47	5%	0.47	5%	4.09%		415%
(0.55)	11.58	7.69	568,232	0.50	5	0.50	5	0.47	5	0.47	5	4.19		367
(0.52)	11.30	11.22	1,258,569	0.47	5	0.47	5	0.47	5	0.47	5	4.85		291
(0.52)	10.66	6.83	905,955	0.47	5	0.47	5	0.47	5	0.47	5	4.82		971
(0.43)	10.48	1.19	1,832,892	0.48	(d)	0.48	(d)	0.48	(d)	0.48	(d)	3.98		788

(1.00)	10.79	1.79	10,934	0.59	5	0.59	5	0.57	5	0.57	5	3.97		415
(0.51)	11.58	9.40	11	0.60	5*	0.60	5*	0.57	5*	0.57	5*	4.16	*	367

(0.98)	10.79	1.64	92,333	0.74	5	0.74	5	0.72	5	0.72	5	3.91		415
(0.52)	11.58	7.44	113,114	0.75	5	0.75	5	0.72	5	0.72	5	3.97		367
(0.49)	11.30	10.96	144,464	0.72	5	0.72	5	0.72	5	0.72	5	4.56		291
(0.49)	10.66	6.58	91,220	0.72	5	0.72	5	0.72	5	0.72	5	4.61		971
(0.40)	10.48	0.95	99,319	0.74	(d)	0.74	(d)	0.74	(d)	0.74	(d)	3.53		788

$(0.31)	$10.44	15.80%	$12,012,235	0.46%		0.46%		0.46%		0.46%		2.62%		488%
(0.55)	9.30	(2.85)	6,921,501	0.48	(b)	0.48	(b)	0.45	(b)	0.45	(b)	4.30		223
(0.55)	10.14	7.64	8,360,184	0.43		0.43		0.43		0.43		4.68		141
(0.46)	9.95	5.30	8,053,232	0.43		0.43		0.43		0.43		4.58		73
(0.41)	9.90	2.01	8,746,237	0.43		0.43		0.43		0.43		3.59		68

(0.30)	10.44	15.68	455,685	0.56		0.56		0.56		0.56		2.27		488
(0.51)	9.30	(3.18)	1,798	0.58	*(c)	0.58	*(c)	0.55	*(c)	0.55	*(c)	4.26	*	223

(0.29)	10.44	15.51	926,055	0.71		0.71		0.71		0.71		2.37		488
(0.53)	9.30	(3.09)	476,505	0.73	(b)	0.73	(b)	0.70	(b)	0.70	(b)	4.06		223
(0.52)	10.14	7.38	375,438	0.68		0.68		0.68		0.68		4.43		141
(0.44)	9.95	5.04	281,769	0.68		0.68		0.68		0.68		4.32		73
(0.39)	9.90	1.76	329,977	0.68		0.68		0.68		0.68		3.33		68

(0.29)	10.44	15.46	1,365,583	0.75		0.75		0.75		0.75		2.17		488
(0.52)	9.30	(3.15)	477,259	0.78		0.78		0.75		0.75		4.00		223
(0.51)	10.14	7.30	507,062	0.75		0.75		0.75		0.75		4.35		141
(0.43)	9.95	4.97	417,681	0.75		0.75		0.75		0.75		4.25		73
(0.38)	9.90	1.69	548,707	0.75		0.75		0.75		0.75		3.25		68

Annual Report	March 31, 2010	29

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Low Duration Fund II
Institutional Class
03/31/2010	$9.28	$0.24	$0.82	$1.06	$(0.28)	$0.00
03/31/2009	9.87	0.38	(0.59)	(0.21)	(0.38)	0.00
03/31/2008	9.58	0.44	0.29	0.73	(0.44)	0.00
03/31/2007	9.54	0.44	0.05	0.49	(0.45)	0.00
03/31/2006	9.73	0.35	(0.18)	0.17	(0.36)	0.00
Class P
12/31/2009 - 03/31/2010	9.97	0.03	0.09	0.12	(0.03)	0.00
Administrative Class
03/31/2010	9.28	0.13	0.91	1.04	(0.26)	0.00
03/31/2009	9.87	0.35	(0.59)	(0.24)	(0.35)	0.00
03/31/2008	9.58	0.42	0.29	0.71	(0.42)	0.00
03/31/2007	9.54	0.42	0.05	0.47	(0.43)	0.00
03/31/2006	9.73	0.32	(0.18)	0.14	(0.33)	0.00

Low Duration Fund III
Institutional Class
03/31/2010	$8.73	$0.25	$1.04	$1.29	$(0.28)	$0.00
03/31/2009	10.03	0.47	(0.96)	(0.49)	(0.46)	(0.35)
03/31/2008	9.80	0.47	0.28	0.75	(0.47)	(0.05)
03/31/2007	9.76	0.45	0.04	0.49	(0.45)	0.00
03/31/2006	9.94	0.36	(0.15)	0.21	(0.36)	(0.03)
Administrative Class
03/31/2010	8.73	0.17	1.10	1.27	(0.26)	0.00
03/31/2009	10.03	0.44	(0.96)	(0.52)	(0.43)	(0.35)
03/31/2008	9.80	0.45	0.28	0.73	(0.45)	(0.05)
03/31/2007	9.76	0.42	0.04	0.46	(0.42)	0.00
03/31/2006	9.94	0.33	(0.15)	0.18	(0.33)	(0.03)

Moderate Duration Fund
Institutional Class
03/31/2010	$9.67	$0.36	$1.30	$1.66	$(0.42)	$(0.18)
03/31/2009	10.34	0.47	(0.49)	(0.02)	(0.51)	(0.14)
03/31/2008	9.99	0.48	0.42	0.90	(0.49)	(0.06)
03/31/2007	9.94	0.46	0.09	0.55	(0.47)	(0.03)
03/31/2006	10.20	0.44	(0.24)	0.20	(0.45)	(0.01)
Class P
12/31/2009 - 03/31/2010	10.48	0.06	0.26	0.32	(0.07)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.01% to 0.21%.

30	PIMCO Funds	Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.28)	$10.06	11.59%	$518,316	0.50%		0.50%		0.50%		0.50%		2.44%	598%
(0.38)	9.28	(2.18)	356,284	0.50		0.50		0.50		0.50		3.94	112
(0.44)	9.87	7.86	286,922	0.51		0.51		0.50		0.50		4.59	50
(0.45)	9.58	5.26	329,947	0.50		0.50		0.50		0.50		4.65	147
(0.36)	9.54	1.74	452,372	0.50		0.50		0.50		0.50		3.59	93

(0.03)	10.06	1.18	10	0.60	*	0.60	*	0.60	*	0.60	*	1.10 *	598

(0.26)	10.06	11.31	13,973	0.75		0.75		0.75		0.75		1.34	598
(0.35)	9.28	(2.43)	998	0.75		0.75		0.75		0.75		3.69	112
(0.42)	9.87	7.60	881	0.76		0.76		0.75		0.75		4.33	50
(0.43)	9.58	4.99	892	0.75		0.75		0.75		0.75		4.40	147
(0.33)	9.54	1.49	1,133	0.75		0.75		0.75		0.75		3.32	93

$(0.28)	$9.74	14.93%	$195,265	0.51%		0.51%		0.50%		0.50%		2.60%	555%
(0.81)	8.73	(4.88)	114,884	1.20		1.20		0.50		0.50		4.95	143
(0.52)	10.03	7.88	151,405	0.54		0.54		0.50		0.50		4.73	105
(0.45)	9.80	5.09	125,522	0.50		0.50		0.50		0.50		4.56	101
(0.39)	9.76	2.12	146,721	0.50		0.50		0.50		0.50		3.61	46

(0.26)	9.74	14.64	471	0.76		0.76		0.75		0.75		1.82	555
(0.78)	8.73	(5.12)	33	1.45		1.45		0.75		0.75		4.72	143
(0.50)	10.03	7.60	24	0.79		0.79		0.75		0.75		4.54	105
(0.42)	9.80	4.83	25	0.75		0.75		0.75		0.75		4.32	101
(0.36)	9.76	1.89	23	0.75		0.75		0.75		0.75		3.33	46

$(0.60)	$10.73	17.48%	$2,034,711	0.47%		0.47%		0.46%		0.46%		3.51%	844%
(0.65)	9.67	(0.13)	1,589,238	0.54	(b)	0.54	(b)	0.46	(b)	0.46	(b)	4.78	302
(0.55)	10.34	9.32	1,593,066	0.45		0.45		0.45		0.45		4.77	151
(0.50)	9.99	5.64	1,581,290	0.45		0.45		0.45		0.45		4.60	238
(0.46)	9.94	1.92	1,845,829	0.45		0.45		0.45		0.45		4.30	208

(0.07)	10.73	3.01	10	0.56	*	0.56	*	0.56	*	0.56	*	2.27 *	844

Annual Report	March 31, 2010	31

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Money Market Fund
Institutional Class
03/31/2010	$1.00	$0.00	$0.00	$0.00	$0.00	$0.00
03/31/2009	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2008	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
Administrative Class
03/31/2010	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2009	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2008	1.00	0.04	0.00	0.04	(0.04)	0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00

Mortgage-Backed Securities Fund
Institutional Class
03/31/2010	$10.21	$0.54	$0.91	$1.45	$(0.49)	$(0.43)
03/31/2009	10.88	0.71	(0.60)	0.11	(0.69)	(0.09)
03/31/2008	10.72	0.54	0.23	0.77	(0.54)	(0.07)
03/31/2007	10.47	0.51	0.26	0.77	(0.52)	0.00
03/31/2006	10.62	0.41	(0.13)	0.28	(0.43)	0.00
Class P
03/31/2010	10.21	0.47	0.97	1.44	(0.48)	(0.43)
04/30/2008 - 03/31/2009	10.85	0.66	(0.57)	0.09	(0.64)	(0.09)
Administrative Class
03/31/2010	10.21	0.54	0.88	1.42	(0.46)	(0.43)
03/31/2009	10.88	0.70	(0.61)	0.09	(0.67)	(0.09)
03/31/2008	10.72	0.52	0.22	0.74	(0.51)	(0.07)
03/31/2007	10.47	0.49	0.25	0.74	(0.49)	0.00
03/31/2006	10.62	0.39	(0.14)	0.25	(0.40)	0.00
Class D
03/31/2010	10.21	0.49	0.92	1.41	(0.45)	(0.43)
03/31/2009	10.88	0.68	(0.61)	0.07	(0.65)	(0.09)
03/31/2008	10.72	0.50	0.22	0.72	(0.49)	(0.07)
03/31/2007	10.47	0.47	0.25	0.72	(0.47)	0.00
03/31/2006	10.62	0.37	(0.13)	0.24	(0.39)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

32	PIMCO Funds	Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Waivers	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$1.00	0.10%	$171,696	0.32%	0.34%	0.32%	0.34%	0.06%	N/A
(0.01)	1.00	1.48	246,822	0.34	0.34	0.34	0.34	1.42	N/A
(0.05)	1.00	4.69	217,989	0.32	0.32	0.32	0.32	4.54	N/A
(0.05)	1.00	5.03	173,050	0.32	0.32	0.32	0.32	4.95	N/A
(0.03)	1.00	3.48	125,508	0.32	0.32	0.32	0.32	3.40	N/A

0.00	1.00	0.09	38,358	0.32	0.59	0.32	0.59	0.05	N/A
(0.01)	1.00	1.26	13,778	0.51	0.59	0.51	0.59	0.81	N/A
(0.04)	1.00	4.42	6,891	0.57	0.57	0.57	0.57	4.36	N/A
(0.05)	1.00	4.77	3,168	0.57	0.57	0.57	0.57	4.56	N/A
(0.03)	1.00	3.23	19,114	0.57	0.57	0.57	0.57	2.96	N/A

$(0.92)	$10.74	14.59%	$242,791	0.56%	0.56%	0.50%	0.50%	5.11%	1,035%
(0.78)	10.21	1.17	442,478	1.60	1.60	0.50	0.50	6.80	1,093
(0.61)	10.88	7.35	490,553	1.20	1.20	0.50	0.50	5.06	630
(0.52)	10.72	7.51	266,617	0.50	0.50	0.50	0.50	4.84	780
(0.43)	10.47	2.65	357,590	0.50	0.50	0.50	0.50	3.86	711

(0.91)	10.74	14.49	27,825	0.62	0.62	0.60	0.60	4.42	1,035
(0.73)	10.21	0.97	10	1.81 *	1.81 *	0.60 *	0.60 *	6.96 *	1,093

(0.89)	10.74	14.31	73,797	0.84	0.84	0.75	0.75	5.09	1,035
(0.76)	10.21	0.92	201,935	1.89	1.89	0.75	0.75	6.73	1,093
(0.58)	10.88	7.09	159,298	1.50	1.50	0.75	0.75	4.79	630
(0.49)	10.72	7.24	22,295	0.75	0.75	0.75	0.75	4.65	780
(0.40)	10.47	2.39	12,339	0.75	0.75	0.75	0.75	3.67	711

(0.88)	10.74	14.14	123,426	0.96	0.96	0.90	0.90	4.67	1,035
(0.74)	10.21	0.77	196,793	2.02	2.02	0.90	0.90	6.51	1,093
(0.56)	10.88	6.93	162,990	1.55	1.55	0.90	0.90	4.65	630
(0.47)	10.72	7.08	123,684	0.90	0.90	0.90	0.90	4.47	780
(0.39)	10.47	2.24	101,762	0.90	0.90	0.90	0.90	3.51	711

Annual Report	March 31, 2010	33

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Short-Term Fund
Institutional Class
03/31/2010	$9.39	$0.16	$0.53	$0.69	$(0.18)	$(0.03)
03/31/2009	9.81	0.38	(0.29)	0.09	(0.36)	(0.15)
03/31/2008	9.96	0.48	(0.12)	0.36	(0.48)	(0.03)
03/31/2007	9.98	0.47	0.00	0.47	(0.46)	(0.03)
03/31/2006	10.01	0.34	(0.02)	0.32	(0.35)	0.00
Class P
03/31/2010	9.39	0.13	0.55	0.68	(0.17)	(0.03)
04/30/2008 - 03/31/2009	9.85	0.34	(0.33)	0.01	(0.32)	(0.15)
Administrative Class
03/31/2010	9.39	0.15	0.51	0.66	(0.15)	(0.03)
03/31/2009	9.81	0.36	(0.29)	0.07	(0.34)	(0.15)
03/31/2008	9.96	0.46	(0.12)	0.34	(0.46)	(0.03)
03/31/2007	9.98	0.45	0.00	0.45	(0.44)	(0.03)
03/31/2006	10.01	0.32	(0.03)	0.29	(0.32)	0.00
Class D
03/31/2010	9.39	0.13	0.53	0.66	(0.15)	(0.03)
03/31/2009	9.81	0.35	(0.28)	0.07	(0.34)	(0.15)
03/31/2008	9.96	0.45	(0.12)	0.33	(0.45)	(0.03)
03/31/2007	9.98	0.44	0.00	0.44	(0.43)	(0.03)
03/31/2006	10.01	0.31	(0.02)	0.29	(0.32)	0.00

Unconstrained Bond Fund
Institutional Class
03/31/2010	$10.17	$0.39	$1.07	$1.46	$(0.37)	$(0.25)
06/30/2008 - 03/31/2009	10.00	0.22	0.11	0.33	(0.16)	0.00
Class P
03/31/2010	10.17	0.37	1.08	1.45	(0.36)	(0.25)
06/30/2008 - 03/31/2009	10.00	0.21	0.11	0.32	(0.15)	0.00
Class D
03/31/2010	10.17	0.34	1.07	1.41	(0.32)	(0.25)
06/30/2008 - 03/31/2009	10.00	0.19	0.11	0.30	(0.13)	0.00

Unconstrained Tax Managed Bond Fund
Institutional Class
03/31/2010	$9.77	$0.22	$0.71	$0.93	$(0.25)	$(0.04)
01/30/2009 - 03/31/2009	10.00	0.03	(0.23)	(0.20)	(0.03)	0.00
Class D
03/31/2010	9.77	0.19	0.70	0.89	(0.21)	(0.04)
01/30/2009 - 03/31/2009	10.00	0.02	(0.23)	(0.21)	(0.02)	0.00
Class P
09/10/2009 - 03/31/2010	10.32	0.10	0.15	0.25	(0.12)	(0.04)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

34	PIMCO Funds	Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.21)	$9.87	7.31%	$5,643,399	0.45%		0.45%		0.45%		0.45%		1.61%		446%
(0.51)	9.39	1.01	1,954,753	0.50		0.50		0.45		0.45		3.98		582
(0.51)	9.81	3.72	1,871,326	0.46		0.46		0.45		0.45		4.87		191
(0.49)	9.96	4.81	2,009,506	0.45		0.45		0.45		0.45		4.71		187
(0.35)	9.98	3.22	2,144,713	0.45		0.45		0.45		0.45		3.41		230

(0.20)	9.87	7.21	263,898	0.55		0.55		0.55		0.55		1.29		446
(0.47)	9.39	0.19	11,963	0.60	*	0.60	*	0.55	*	0.55	*	3.92	*	582

(0.18)	9.87	7.05	2,813,466	0.70		0.70		0.70		0.70		1.52		446
(0.49)	9.39	0.76	1,669,707	0.75		0.75		0.70		0.70		3.72		582
(0.49)	9.81	3.47	1,514,603	0.71		0.71		0.70		0.70		4.64		191
(0.47)	9.96	4.55	1,245,560	0.70		0.70		0.70		0.70		4.49		187
(0.32)	9.98	2.96	983,035	0.70		0.70		0.70		0.70		3.21		230

(0.18)	9.87	7.00	532,652	0.75		0.75		0.75		0.75		1.29		446
(0.49)	9.39	0.71	138,124	0.80		0.80		0.75		0.75		3.68		582
(0.48)	9.81	3.41	75,692	0.76		0.76		0.75		0.75		4.56		191
(0.46)	9.96	4.51	72,940	0.75		0.75		0.75		0.75		4.38		187
(0.32)	9.98	2.91	126,925	0.75		0.75		0.75		0.75		3.07		230

$(0.62)	$11.01	14.62%	$2,711,977	0.90%		0.90%		0.90%		0.90%		3.59%		1,039%
(0.16)	10.17	3.40	578,445	0.91	*	0.93	*	0.90	*	0.92	*	2.91	*	417

(0.61)	11.01	14.52	340,363	1.00		1.00		1.00		1.00		3.37		1,039
(0.15)	10.17	3.32	129	1.01	*	1.03	*	1.00	*	1.02	*	2.84	*	417

(0.57)	11.01	14.17	767,372	1.30		1.30		1.30		1.30		3.15		1,039
(0.13)	10.17	3.09	134,508	1.31	*	1.33	*	1.30	*	1.32	*	2.51	*	417

$(0.29)	$10.41	9.63%	$80,104	0.70%		0.73%		0.70%		0.73%		2.18%		318%
(0.03)	9.77	(2.02)	5,773	0.70	*	4.12	*	0.70	*	4.12	*	1.78	*	0

(0.25)	10.41	9.20	11,201	1.10		1.15		1.10		1.15		1.82		318
(0.02)	9.77	(2.08)	441	1.10	*	8.35	*	1.10	*	8.35	*	1.10	*	0

(0.16)	10.41	2.52	9,341	0.79	*	0.79	*	0.79	*	0.79	*	1.78	*	318

Annual Report	March 31, 2010	35

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Extended Duration Fund	Global Advantage Strategy Bond Fund	GNMA Fund	Government Money Market Fund		Income Fund

Assets:
Investments, at value	$348,509	$1,471,891	$2,377,532		$82,919	$621,626
Investments in Affiliates, at value	123	260,101	60,117		0	10,035
Repurchase agreements, at value	4,892	22,673	1,425		10,691	2,309
Cash	0	31,251	0		1	1,681
Deposits with counterparty	8	37	40		0	84
Foreign currency, at value	17	3,377	0		0	279
Receivable for investments sold	10,057	2,140	2,632,766		1,999	1,250
Receivable for investments in Affiliates sold	3,300	0	0		0	500
Receivable for investments sold on a delayed-delivery basis	0	0	23,156		0	0
Receivable for Fund shares sold	878	3,350	3,448		15,073	1,082
Interest and dividends receivable	344	16,081	3,386		39	3,756
Dividends receivable from Affiliates	1	79	9		0	2
Variation margin receivable	22	209	49		0	0
Swap premiums paid	11	1,746	330		0	3,994
Unrealized appreciation on foreign currency contracts	413	16,841	0		0	116
Unrealized appreciation on swap agreements	111	1,997	2,034		0	2,828
Other assets	0	0	0		0	3
	368,686	1,831,773	5,104,292		110,722	649,545

Liabilities:
Payable for reverse repurchase agreements	$17,027	$0	$0		$0	$89,023
Payable for investments purchased	12,205	41,158	3,049,812		2,000	16,080
Payable for investments in Affiliates purchased	0	79	9		0	2
Payable for investments purchased on a delayed-delivery basis	13,196	0	23,731		0	0
Payable for short sales	0	0	662,901		0	0
Deposits from counterparty	230	12,011	7,880		0	5,840
Payable for Fund shares redeemed	160	359	5,772		106	295
Dividends payable	7	50	568		0	363
Overdraft due to custodian	0	0	6,027		0	0
Written options outstanding	317	1,615	986		0	221
Accrued related party fees	124	1,074	1,054		12	224
Reimbursement to Manager	10	29	0		4	18
Swap premiums received	3	727	0		0	16,477
Unrealized depreciation on foreign currency contracts	273	10,856	0		0	119
Unrealized depreciation on swap agreements	0	452	0		0	5,803
Other liabilities	0	0	0		0	1
	43,552	68,410	3,758,740		2,122	134,466

Net Assets	$325,134	$1,763,363	$1,345,552		$108,600	$515,079

Net Assets Consist of:
Paid in capital	$378,182	$1,761,865	$1,301,793		$108,600	$497,923
Undistributed (overdistributed) net investment income	301	(11,223)	4,970		(4)	2,716
Accumulated undistributed net realized gain (loss)	(35,354)	223	22,978		4	(5,406)
Net unrealized appreciation (depreciation)	(17,995)	12,498	15,811		0	19,846
	$325,134	$1,763,363	$1,345,552		$108,600	$515,079

Net Assets:
Institutional Class	$324,253	$1,583,031	$436,282	$	NA	$418,593
Class M	NA	NA	NA		108,048	NA
Class P	881	11,134	39,309		10	4,385
Administrative Class	NA	NA	NA		NA	256
Class D	NA	72,403	132,564		NA	16,845
Other Classes	NA	96,795	737,397		542	75,000

Shares Issued and Outstanding:
Institutional Class	43,858	142,810	37,537		NA	41,007
Class M	NA	NA	NA		108,047	NA
Class P	119	1,004	3,382		10	430
Administrative Class	NA	NA	NA		NA	25
Class D	NA	6,532	11,406		NA	1,650

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$7.39	$11.08	$11.62		NA	$10.21
Class M	NA	NA	NA		1.00	NA
Class P	7.39	11.08	11.62		1.00	10.21
Administrative Class	NA	NA	NA		NA	10.21
Class D	NA	11.08	11.62		NA	10.21

Cost of Investments Owned	$367,301	$1,471,286	$2,366,550		$82,919	$599,304
Cost of Investments in Affiliates Owned	$123	$260,102	$60,116		$0	$10,034
Cost of Repurchase Agreements Owned	$4,892	$22,673	$1,425		$10,691	$2,309
Cost of Foreign Currency Held	$15	$3,327	$0		$0	$277
Proceeds Received on Short Sales	$0	$0	$664,721		$0	$0
Premiums Received on Written Options	$840	$4,513	$1,994		$0	$713

36	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

Long Duration Total Return Fund	Long-Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II	Low Duration Fund III	Moderate Duration Fund	Money Market Fund

$4,134,418	$1,688,418	$13,093,576	$399,554	$131,100	$1,328,443	$411,454
12,287	175	5,178,970	189,032	51,157	570,619	0
63,632	16,950	522,259	20,086	10,210	74,314	48,456
4,897	47	42	654	1	0	1
106	0	54	207	213	5	0
23	0	30,573	0	297	2,150	0
162,748	22,558	2,000,984	270,327	13,018	273,666	0
0	0	161,600	0	2,200	16,900	0
0	2,997	0	0	0	0	0
4,546	1,738	87,366	663	292	675	930
48,688	16,328	74,578	1,454	647	7,989	190
5	1	1,236	36	12	130	0
970	344	3,981	166	73	663	0
21,593	269	13,751	0	175	5,375	0
7,604	0	11,638	0	157	1,338	0
15,515	6,498	51,713	240	591	18,135	0
0	0	0	0	0	0	0
4,477,032	1,756,323	21,232,321	882,419	210,143	2,300,402	461,031

$112,187	$185,482	$61,811	$0	$0	$0	$0
243,584	8,176	1,719,658	297,126	5,300	146,227	0
5	1	1,236	36	12	130	0
46,142	31,407	0	35,708	0	0	0
46,975	5,168	509,390	15,974	8,543	89,318	0
40,737	5,670	55,423	220	260	19,261	0
2,407	1,164	57,924	479	14	5,505	2,238
127	326	3,929	76	16	660	1
0	0	0	0	0	0	0
2,707	882	11,928	229	132	1,129	0
1,666	811	9,320	223	83	776	42
0	0	0	0	0	0	0
136	385	3,739	28	6	1,859	0
1,287	0	3,243	0	23	496	0
160	0	2,328	21	18	320	0
0	0	0	0	0	0	0
498,120	239,472	2,439,929	350,120	14,407	265,681	2,281

$3,978,912	$1,516,851	$18,792,392	$532,299	$195,736	$2,034,721	$458,750

$3,859,374	$1,578,331	$18,487,340	$526,314	$196,243	$1,957,739	$458,751
(9,951)	(882)	(20,057)	(82)	(72)	1,103	(1)
(27,023)	(22,548)	108,462	(81)	(3,243)	12,504	0
156,512	(38,050)	216,647	6,148	2,808	63,375	0
$3,978,912	$1,516,851	$18,792,392	$532,299	$195,736	$2,034,721	$458,750

$3,976,419	$1,175,131	$12,012,235	$518,316	$195,265	$2,034,711	$171,696
NA	NA	NA	NA	NA	NA	NA
2,493	10,934	455,685	10	NA	10	NA
NA	92,333	926,055	13,973	471	NA	38,358
NA	NA	1,365,583	NA	NA	NA	NA
NA	238,453	4,032,834	NA	NA	NA	248,696

370,860	108,890	1,150,386	51,518	20,047	189,544	171,709
NA	NA	NA	NA	NA	NA	NA
232	1,013	43,640	1	NA	1	NA
NA	8,556	88,686	1,389	48	NA	38,360
NA	NA	130,777	NA	NA	NA	NA

$10.72	$10.79	$10.44	$10.06	$9.74	$10.73	$1.00
NA	NA	NA	NA	NA	NA	NA
10.72	10.79	10.44	10.06	NA	10.73	NA
NA	10.79	10.44	10.06	9.74	NA	1.00
NA	NA	10.44	NA	NA	NA	NA

$4,016,285	$1,739,498	$12,999,072	$395,578	$129,576	$1,292,144	$411,454
$12,287	$175	$5,179,253	$189,043	$51,158	$570,677	$0
$63,632	$16,950	$522,259	$20,086	$10,210	$74,314	$48,456
$22	$0	$30,367	$0	$296	$2,144	$0
$47,163	$5,200	$508,511	$15,923	$8,513	$89,376	$0
$8,906	$2,514	$45,420	$1,346	$456	$5,214	$0

Annual Report	March 31, 2010	37

Statements of Assets and Liabilities  (Cont.)

March 31, 2010

(Amounts in thousands, except per share amounts)	Mortgage- Backed Securities Fund	Short-Term Fund	Unconstrained Bond Fund	Unconstrained Tax Managed Bond Fund

Assets:
Investments, at value	$990,504	$9,458,815	$5,912,009	$133,315
Investments in Affiliates, at value	5,208	1,508,533	921,201	100
Repurchase agreements, at value	373	50,044	167,192	6,356
Cash	0	22,523	4	0
Deposits with counterparty	30	2	0	230
Foreign currency, at value	0	7,622	21,563	579
Receivable for investments sold	1,075,840	315,827	7,684,216	23,593
Receivable for cross-currency swap exchanges	0	88,745	0	0
Receivable for Fund shares sold	1,263	126,495	54,847	634
Interest and dividends receivable	2,246	36,883	42,386	927
Dividends receivable from Affiliates	0	394	221	0
Variation margin receivable	65	0	1,719	29
Swap premiums paid	1,449	419	18,025	143
Unrealized appreciation on foreign currency contracts	0	4,740	14,998	131
Unrealized appreciation on swap agreements	4,315	6,390	7,373	165
Other assets	0	1	0	0
	2,081,293	11,627,433	14,845,754	166,202

Liabilities:
Payable for reverse repurchase agreements	$26,865	$0	$54,372	$0
Payable for investments purchased	1,133,380	345,846	5,624,111	4,822
Payable for investments in Affiliates purchased	0	395	7,821	0
Payable for investments purchased on a delayed-delivery basis	5,608	0	0	0
Payable for short sales	245,013	17,068	3,617,663	22,798
Payable to counterparty	8,901	8,160	14,941	0
Payable for cross-currency swap exchanges	0	88,881	0	0
Payable for Fund shares redeemed	2,345	27,569	12,413	192
Dividends payable	262	589	1,541	28
Overdraft due to custodian	7,026	0	0	0
Written options outstanding	427	2,770	5,259	12
Accrued related party fees	454	5,483	4,925	94
Variation margin payable	0	0	1,480	57
Reimbursement to Manager	0	0	35	2
Swap premiums received	0	1,676	9,261	61
Unrealized depreciation on foreign currency contracts	0	2,711	7,122	120
Unrealized depreciation on swap agreements	0	1,706	22,755	30
	1,430,281	502,854	9,383,699	28,216

Net Assets	$651,012	$11,124,579	$5,462,055	$137,986

Net Assets Consist of:
Paid in capital	$645,829	$11,099,375	$5,299,554	$136,325
Undistributed net investment income	5,445	15,624	7,687	53
Accumulated undistributed net realized gain (loss)	(1,595)	10,891	(3,626)	94
Net unrealized appreciation (depreciation)	1,333	(1,311)	158,440	1,514
	$651,012	$11,124,579	$5,462,055	$137,986

Net Assets:
Institutional Class	$242,791	$5,643,399	$2,711,977	$80,104
Class P	27,825	263,898	340,363	9,341
Administrative Class	73,797	2,813,466	NA	NA
Class D	123,426	532,652	767,372	11,201
Other Classes	183,173	1,871,164	1,642,343	37,340

Shares Issued and Outstanding:
Institutional Class	22,612	571,894	246,229	7,694
Class P	2,591	26,743	30,902	897
Administrative Class	6,873	285,113	NA	NA
Class D	11,495	53,978	69,672	1,076

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.74	$9.87	$11.01	$10.41
Class P	10.74	9.87	11.01	10.41
Administrative Class	10.74	9.87	NA	NA
Class D	10.74	9.87	11.01	10.41

Cost of Investments Owned	$994,896	$9,473,567	$5,781,465	$131,924
Cost of Investments in Affiliates Owned	$5,208	$1,508,546	$921,216	$100
Cost of Repurchase Agreements Owned	$373	$50,044	$167,192	$6,356
Cost of Foreign Currency Held	$0	$7,686	$21,500	$571
Proceeds Received on Short Sales	$245,207	$16,948	$3,627,169	$22,702
Premiums Received on Written Options	$1,671	$9,627	$18,802	$34

38	PIMCO Funds	Bond Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2010
(Amounts in thousands)	Extended Duration Fund	Global Advantage Strategy Bond Fund	GNMA Fund	Government Money Market Fund

Investment Income:
Interest	$9,896	$19,050	$44,212	$210
Dividends from Affiliate investments	13	295	136	0
Miscellaneous income	0	0	1	0
Total Income	9,909	19,345	44,349	210

Expenses:
Investment advisory fees	502	2,400	3,182	101
Supervisory and administrative fees	503	1,914	4,408	51
Distribution and/or servicing fees - Class D	0	75	408	0
Distribution and/or servicing fees - Other Classes	0	171	3,425	0
Trustees’ fees	0	1	2	0
Organization expense	0	0	0	20
Interest expense	8	7	17	6
Miscellaneous expense	10	30	7	0
Total Expenses	1,023	4,598	11,449	178
Waiver and/or Reimbursement by Manager	0	0	0	(24)
Net Expenses	1,023	4,598	11,449	154

Net Investment Income	8,886	14,747	32,900	56

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(31,584)	1,025	50,815	56
Net realized gain on Affiliate investments	8	7	65	0
Net realized gain on futures contracts, written options and swaps	2,600	2,162	6,037	0
Net realized (loss) on foreign currency transactions	(840)	(2,180)	0	0
Net change in unrealized appreciation (depreciation) on investments	(18,060)	566	12,849	0
Net change in unrealized (depreciation) on Affiliate investments	0	(1)	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(785)	6,176	1,564	0
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	728	5,696	0	0
Net Gain (Loss)	(47,933)	13,451	71,330	56

Net Increase (Decrease) in Net Assets Resulting from Operations	$(39,047)	$28,198	$104,230	$112

Annual Report	March 31, 2010	39

Statements of Operations  (Cont.)

Year Ended March 31, 2010
(Amounts in thousands)	Income Fund	Long Duration Total Return Fund	Long-Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II

Investment Income:
Interest, net of foreign taxes*	$28,925	$176,322	$62,067	$420,259	$12,291
Dividends	78	812	0	3,820	124
Dividends from Affiliate investments	28	111	61	5,665	217
Miscellaneous income	0	2	0	11	0
Total Income	29,031	177,247	62,128	429,755	12,632

Expenses:
Investment advisory fees	968	8,000	3,041	35,038	1,076
Supervisory and administrative fees	858	8,002	3,788	34,018	1,076
Distribution and/or servicing fees - Administrative Class	0	0	236	1,810	11
Distribution and/or servicing fees - Class D	19	0	0	1,992	0
Distribution and/or servicing fees - Other Classes	228	0	1,218	10,472	0
Trustees’ fees	0	6	3	30	0
Organization expense	0	0	0	0	0
Interest expense	233	227	183	82	2
Reimbursement to Manager	0	0	0	0	0
Miscellaneous expense	18	11	7	55	2
Total Expenses	2,324	16,246	8,476	83,497	2,167
Waiver and/or Reimbursement by Manager	(194)	0	0	0	0
Net Expenses	2,130	16,246	8,476	83,497	2,167

Net Investment Income	26,901	161,001	53,652	346,258	10,465

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	1,783	(44,252)	833	63,727	3,381
Net realized gain (loss) on Affiliate investments	5	38	13	40	20
Net realized gain (loss) on futures contracts, written options and swaps	2,705	42,456	26,856	194,140	7,003
Net realized gain (loss) on foreign currency transactions	7	(1,463)	0	17,676	0
Net change in unrealized appreciation (depreciation) on investments	52,582	226,451	(42,235)	1,024,837	21,264
Net change in unrealized (depreciation) on Affiliate investments	0	0	0	(331)	(19)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	9,977	7,511	(8,272)	130,489	1,291
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	29	7,217	0	23,244	0
Net Gain (Loss)	67,088	237,958	(22,805)	1,453,822	32,940

Net Increase in Net Assets Resulting from Operations	$93,989	$398,959	$30,847	$1,800,080	$43,405

* Foreign tax withholdings	$5	$0	$0	$0	$0

40	PIMCO Funds	Bond Funds	See Accompanying Notes

Low Duration Fund III	Moderate Duration Fund	Money Market Fund	Mortgage- Backed Securities Fund	Short-Term Fund	Unconstrained Bond Fund	Unconstrained Tax Managed Bond Fund

$5,001	$69,804	$1,928	$48,433	$165,029	$116,199	$1,334
5	917	0	230	776	928	106
58	508	0	24	1,785	1,688	0
1	3	0	0	4	7	0
5,065	71,232	1,928	48,687	167,594	118,822	1,440

406	4,471	617	2,158	19,922	15,892	200
405	3,755	1,463	2,689	17,525	9,750	179
0	0	55	298	5,575	0	0
0	0	0	451	831	1,001	15
0	0	726	865	3,936	3,368	53
0	4	1	2	16	4	0
0	0	0	0	0	0	15
21	111	17	584	377	13	0
0	0	18	0	0	0	0
1	8	91	4	29	46	1
833	8,349	2,988	7,051	48,211	30,074	463
0	0	(1,322)	0	(2)	0	(13)
833	8,349	1,666	7,051	48,209	30,074	450

4,232	62,883	262	41,636	119,385	88,748	990

(4,433)	31,013	212	20,809	72,101	28,587	226
(2)	(31)	0	9	227	265	0
3,183	35,149	0	950	(11,637)	27,128	86
65	2,380	0	0	(3,316)	6,230	112
15,562	117,857	0	53,050	196,841	132,701	1,317
(1)	(58)	0	0	(50)	(51)	0
866	30,512	0	2,388	54,155	9,495	201
439	3,405	0	0	14,992	8,303	18
15,679	220,227	212	77,206	323,313	212,658	1,960

$19,911	$283,110	$474	$118,842	$442,698	$301,406	$2,950

$0	$1	$0	$0	$0	$0	$0

Annual Report	March 31, 2010	41

Statements of Changes in Net Assets

	Extended Duration Fund		Global Advantage Strategy Bond Fund		GNMA Fund		Government Money Market Fund

(Amounts in thousands)	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Period from February 5, 2009 to March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Period from January 27, 2009 to March 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$8,886	$8,167	$14,747	$18	$32,900	$27,791	$56	$7
Net realized gain (loss)	(29,824)	69,867	1,007	(2)	56,852	18,639	56	12
Net realized gain on Affiliate investments	8	1	7	0	65	5	0	0
Net change in unrealized appreciation (depreciation)	(18,117)	(3,913)	12,438	61	14,413	(4,524)	0	0
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	(1)	0	0	0	0	0
Net increase (decrease) resulting from operations	(39,047)	74,122	28,198	77	104,230	41,911	112	19

Distributions to Shareholders:
From net investment income
Institutional Class	(8,967)	(7,987)	(13,345)	(16)	(15,202)	(12,469)	0	0
Class M	0	0	0	0	0	0	(112)	(19)
Class P	(38)	(1)	(49)	0	(787)	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	(651)	0	(4,923)	(3,703)	0	0
Other Classes	0	0	(923)	(2)	(17,149)	(12,379)	0	0
From net realized capital gains
Institutional Class	(51,797)	(9,623)	(9,742)	0	(12,938)	(2,735)	0	0
Class M	0	0	0	0	0	0	0	0
Class P	(222)	(1)	(45)	0	(1,027)	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	(909)	0	(5,305)	(1,295)	0	0
Other Classes	0	0	(1,094)	0	(17,733)	(4,584)	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	0
Class M	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(61,024)	(17,612)	(26,758)	(18)	(75,064)	(37,165)	(112)	(19)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	193,609	103,924	1,583,636	4,994	320,556	346,789	0	0
Class M	0	0	0	0	0	0	138,554	53,395
Class P	122	969	12,286	10	56,254	10	10	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	83,092	385	172,255	142,496	0	0
Other Classes	0	0	106,114	2,032	517,658	485,614	1,696	0
Issued as reinvestment of distributions
Institutional Class	60,754	17,586	23,007	16	26,173	13,997	0	0
Class M	0	0	0	0	0	0	82	21
Class P	251	1	60	0	311	1	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	1,502	1	9,718	4,835	0	0
Other Classes	0	0	1,547	2	26,909	12,221	0	0
Cost of shares redeemed
Institutional Class	(25,498)	(152,448)	(30,292)	(202)	(296,846)	(205,466)	0	0
Class M	0	0	0	0	0	0	(83,749)	(255)
Class P	(47)	0	(1,124)	0	(17,638)	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	(11,808)	0	(192,310)	(44,803)	0	0
Other Classes	0	0	(13,350)	(45)	(349,994)	(153,558)	(1,154)	0
Net increase (decrease) resulting from Fund share transactions	229,191	(29,968)	1,754,670	7,193	273,046	602,136	55,439	53,161

Fund Redemption Fee	0	18	0	1	0	0	0	0

Total Increase (Decrease) in Net Assets	129,120	26,560	1,756,110	7,253	302,212	606,882	55,439	53,161

Net Assets:
Beginning of year or period	196,014	169,454	7,253	0	1,043,340	436,458	53,161	0
End of year*	$325,134	$196,014	$1,763,363	$7,253	$1,345,552	$1,043,340	$108,600	$53,161

*Including undistributed (overdistributed) net investment income of:	$301	$545	$(11,223)	$(9)	$4,970	$4,960	$(4)	$0

42	PIMCO Funds	Bond Funds	See Accompanying Notes

Income Fund		Long Duration Total Return Fund		Long-Term U.S. Government Fund		Low Duration Fund

Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009

$26,901	$22,097	$161,001	$70,123	$53,652	$44,835	$346,258	$433,535
4,495	(5,776)	(3,259)	90,447	27,689	29,639	275,543	272,914
5	2	38	28	13	0	40	0

62,588	(40,356)	241,179	(87,249)	(50,507)	(12,788)	1,178,570	(1,054,697)

0	0	0	0	0	1	(331)	48

93,989	(24,033)	398,959	73,349	30,847	61,687	1,800,080	(348,200)

(25,414)	(20,462)	(171,871)	(69,789)	(43,278)	(29,747)	(270,193)	(315,265)
0	0	0	0	0	0	0	0
(118)	(1)	(89)	0	(275)	0	(6,111)	(12)
(5)	(1)	0	0	(3,968)	(4,740)	(19,077)	(18,167)
(546)	(149)	0	0	0	0	(19,245)	(20,424)
(2,691)	(629)	0	0	(10,311)	(10,651)	(66,920)	(83,904)

0	0	(111,351)	(20,781)	(53,156)	(4,616)	(8,776)	(94,549)
0	0	0	0	0	0	0	0
0	0	(83)	0	(359)	0	(242)	0
0	0	0	0	(3,874)	(787)	(692)	(6,175)
0	0	0	0	0	0	(823)	(6,640)
0	0	0	0	(12,439)	(2,141)	(2,815)	(29,076)

0	0	0	0	0	0	0	(8)
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	(1)
0	0	0	0	0	0	0	(1)
0	0	0	0	0	0	0	(2)

(28,774)	(21,242)	(283,394)	(90,570)	(127,660)	(52,682)	(394,894)	(574,224)

69,405	35,102	1,661,502	2,473,576	1,016,572	238,610	7,524,266	3,256,602
0	0	0	0	0	0	0	0
4,416	10	1,827	910	15,196	10	656,511	2,180
348	0	0	0	52,209	76,487	649,820	447,286
14,986	5,867	0	0	0	0	1,136,930	281,598
57,579	24,928	0	0	116,057	165,290	3,038,934	1,338,469

24,775	20,430	280,984	89,857	93,786	32,323	250,665	378,030
0	0	0	0	0	0	0	0
2	1	37	0	118	0	1,834	6
5	1	0	0	7,608	5,290	19,576	24,138
421	131	0	0	0	0	18,390	25,557
1,210	355	0	0	17,786	9,439	56,160	87,114

(12,192)	(23,066)	(513,201)	(828,885)	(433,964)	(964,439)	(3,639,986)	(4,429,948)
0	0	0	0	0	0	0	0
(275)	0	(255)	0	(4,217)	0	(222,887)	(375)
(114)	0	0	0	(73,816)	(113,854)	(292,472)	(330,180)
(4,716)	(1,069)	0	0	0	0	(338,717)	(291,802)
(12,512)	(4,572)	0	0	(159,919)	(213,362)	(1,473,188)	(1,282,092)

143,338	58,118	1,430,894	1,735,458	647,416	(764,206)	7,385,836	(493,417)

1	3	0	23	9	200	0	0

208,554	12,846	1,546,459	1,718,260	550,612	(755,001)	8,791,022	(1,415,841)

306,525	293,679	2,432,453	714,193	966,239	1,721,240	10,001,370	11,417,211
$515,079	$306,525	$3,978,912	$2,432,453	$1,516,851	$966,239	$18,792,392	$10,001,370

$2,716	$(531)	$(9,951)	$3,173	$(882)	$492	$(20,057)	$(38,757)

Annual Report	March 31, 2010	43

Statements of Changes in Net Assets  (Cont.)

	Low Duration Fund II		Low Duration Fund III		Moderate Duration Fund

(Amounts in thousands)	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$10,465	$11,633	$4,232	$6,110	$62,883	$72,742
Net realized gain (loss)	10,384	3,475	(1,185)	2,809	68,542	54,445
Net realized gain (loss) on Affiliate investments	20	0	(2)	0	(31)	34
Net change in unrealized appreciation (depreciation)	22,555	(21,148)	16,867	(15,707)	151,774	(130,246)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(19)	8	(1)	0	(58)	0
Net increase (decrease) resulting from operations	43,405	(6,032)	19,911	(6,788)	283,110	(3,025)

Distributions to Shareholders:
From net investment income
Institutional Class	(11,727)	(11,639)	(4,484)	(6,006)	(71,000)	(77,217)
Class P	0	0	0	0	0	0
Administrative Class	(62)	(36)	(3)	(1)	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
From net realized capital gains
Institutional Class	0	0	0	(4,087)	(31,672)	(21,316)
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	(1)	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(11,789)	(11,675)	(4,487)	(10,095)	(102,672)	(98,533)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	368,227	170,787	114,081	64,613	769,214	741,477
Class P	10	0	0	0	10	0
Administrative Class	16,701	319	518	10	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	9,489	9,694	3,768	8,943	89,449	88,522
Class P	0	0	0	0	0	0
Administrative Class	59	34	3	3	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(247,155)	(93,475)	(52,882)	(93,198)	(593,628)	(732,269)
Class P	0	0	0	0	0	0
Administrative Class	(3,930)	(173)	(93)	0	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	143,401	87,186	65,395	(19,629)	265,045	97,730

Fund Redemption Fee	0	0	0	0	0	0

Total Increase (Decrease) in Net Assets	175,017	69,479	80,819	(36,512)	445,483	(3,828)

Net Assets:
Beginning of year or period	357,282	287,803	114,917	151,429	1,589,238	1,593,066
End of year*	$532,299	$357,282	$195,736	$114,917	$2,034,721	$1,589,238

*Including undistributed (overdistributed) net investment income of:	$(82)	$(122)	$(72)	$(159)	$1,103	$(1,960)

44	PIMCO Funds	Bond Funds	See Accompanying Notes

Money Market Fund		Mortgage-Backed Securities Fund		Short-Term Fund		Unconstrained Bond Fund		Unconstrained Tax Managed Bond Fund

Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Period from June 30, 2008 to March 31, 2009	Year Ended March 31, 2010	Period from January 30, 2009 to March 31, 2009

$262	$6,092	$41,636	$58,563	$119,385	$156,525	$88,748	$6,795	$990	$10
212	(45)	21,759	12,714	57,148	84,280	61,945	5,312	424	0
0	0	9	1	227	22	265	0	0	0
0	0	55,438	(60,363)	265,988	(219,264)	150,499	7,955	1,536	(22)
0	0	0	0	(50)	37	(51)	37	0	0
474	6,047	118,842	10,915	442,698	21,600	301,406	20,099	2,950	(12)

(204)	(3,140)	(18,305)	(27,956)	(62,325)	(74,011)	(45,886)	(4,003)	(662)	(9)
0	0	(493)	(1)	(1,745)	(102)	(2,598)	(1)	(26)	0
(17)	(52)	(5,677)	(11,202)	(32,687)	(58,481)	0	0	0	0
0	0	(7,797)	(11,029)	(4,105)	(3,000)	(11,210)	(791)	(107)	0
(250)	(2,881)	(6,396)	(6,571)	(14,099)	(13,282)	(18,965)	(1,301)	(194)	(1)

0	0	(13,505)	(3,517)	(12,699)	(26,968)	(38,547)	(93)	(172)	0
0	0	(472)	0	(497)	(55)	(3,092)	0	(6)	0
0	0	(3,228)	(1,542)	(6,273)	(21,968)	0	0	0	0
0	0	(7,205)	(1,430)	(1,104)	(1,321)	(10,997)	(27)	(37)	0
0	0	(6,282)	(951)	(4,327)	(6,683)	(21,457)	(36)	(62)	0

(2)	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
(2)	0	0	0	0	0	0	0	0	0

(475)	(6,073)	(69,360)	(64,199)	(139,861)	(205,871)	(152,752)	(6,252)	(1,266)	(10)

182,124	400,848	177,397	327,245	6,946,412	1,713,746	2,234,637	609,488	82,494	5,825
0	0	36,236	10	377,478	14,834	362,203	127	9,633	0
52,737	26,887	44,531	152,559	1,889,493	1,441,697	0	0	0	0
0	0	62,804	114,845	539,268	109,466	757,499	148,440	14,932	445
237,390	539,996	165,257	82,735	2,090,359	469,455	1,565,041	255,783	38,168	1,529

229	3,001	28,319	27,835	69,518	94,992	77,912	3,787	788	9
0	0	171	1	1,121	157	2,059	1	1	0
17	46	8,855	12,702	38,125	80,342	0	0	0	0
0	0	14,062	11,652	4,816	4,174	20,532	755	142	0
226	2,587	9,456	5,241	14,855	14,608	32,548	1,124	194	1

(257,483)	(374,999)	(428,389)	(377,791)	(3,473,310)	(1,636,438)	(263,827)	(43,053)	(9,992)	(1)
0	0	(9,229)	0	(130,586)	(3,006)	(26,604)	0	(321)	0
(28,172)	(20,045)	(189,415)	(112,458)	(880,900)	(1,293,839)	0	0	0	0
0	0	(159,521)	(81,701)	(161,146)	(47,639)	(167,918)	(16,870)	(4,538)	(14)
(381,654)	(387,032)	(133,066)	(48,482)	(796,405)	(259,531)	(242,786)	(11,409)	(2,971)	0
(194,586)	191,289	(372,532)	114,393	6,529,098	703,018	4,351,296	948,173	128,530	7,794

0	0	1	0	0	0	9	76	0	0

(194,587)	191,263	(323,049)	61,109	6,831,935	518,747	4,499,959	962,096	130,214	7,772

653,337	462,074	974,061	912,952	4,292,644	3,773,897	962,096	0	7,772	0
$458,750	$653,337	$651,012	$974,061	$11,124,579	$4,292,644	$5,462,055	$962,096	$137,986	$7,772

$(1)	$41	$5,445	$5,537	$15,624	$20,958	$7,687	$567	$53	$0

Annual Report	March 31, 2010	45

Statement of Cash Flows

Year Ended March 31, 2010
(Amounts in thousands)	Income Fund

Increase in Cash and Foreign Currency from:

Cash flows used for operating activities:

Net increase in net assets resulting from operations (excluding interest expense)	$94,222

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(1,194,671)
Proceeds from sales of long-term securities	1,051,775
Proceeds from sales of short-term portfolio investments, net	23,900
Increase in deposits with counterparty	(84)
Decrease in receivable for investments sold	32,346
Increase in interest and dividends receivable	(697)
Decrease in swap premiums received	(9,960)
Increase in other assets	(2)
Decrease in payable for investments purchased	(17,622)
Increase in accrued related party fees	111
Increase in recoupment payable to manager	4
Increase in other liabilities	1
Payment for futures transactions	(75)
Proceeds from currency transactions	13
Change in unrealized appreciation on investments	(62,588)
Net realized gain on investments	(4,500)
Net amortization on investments	(1,766)
Net cash used for operating activities	(89,593)

Cash flows received from financing activities:
Proceeds from shares sold	145,806
Payment on shares redeemed	(29,595)
Cash dividend paid*	(2,057)
Net repayment of reverse repurchase agreements	(10,018)
Interest expense paid	(233)
Decrease in overdraft due to custodian	(13,237)
Increase in deposits from counterparty	420
Net cash received from financing activities	91,086

Net Increase in Cash and Foreign Currency	1,493

Cash and Foreign Currency:
Beginning of year	467
End of year	$1,960

* Reinvestment of dividends	$26,413

46	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments  Extended Duration Fund

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 2.0%

American International Group, Inc.
8.250% due 08/15/2018	$2,300	$2,417

EDF S.A.
6.950% due 01/26/2039	1,100	1,267

Gaz Capital S.A.
8.146% due 04/11/2018	700	793

Georgia-Pacific LLC
7.750% due 11/15/2029	30	30

Goldman Sachs Group, Inc.
0.429% due 02/06/2012	20	20

Royal Bank of Scotland Group PLC
1.149% due 04/23/2012	1,000	1,015

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	900	1,081

Total Corporate Bonds & Notes (Cost $6,045)		6,623

MUNICIPAL BONDS & NOTES 0.5%

Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2005
5.000% due 06/15/2020	300	322

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	700	731

Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	300	109

North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	400	417

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	73

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	50	3

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	79

Total Municipal Bonds & Notes (Cost $1,687)		1,734

U.S. GOVERNMENT AGENCIES 7.3%

Fannie Mae
0.000% due 05/15/2030 -10/03/2033	10,450	2,872
4.000% due 02/25/2019	100	103
5.000% due 08/25/2033	42	41
5.500% due 04/25/2033 - 06/25/2037	384	391
6.000% due 12/25/2034	138	145

Federal Farm Credit Bank
5.750% due 12/07/2028	80	87

Financing Corp.
0.000% due 09/26/2019	200	129

Freddie Mac
0.000% due 01/15/2031 - 07/15/2032	5,700	1,670
0.630% due 01/15/2033	1	2
5.000% due 02/15/2023 - 07/15/2033	105	95
5.500% due 02/15/2024	42	43
6.000% due 06/15/2035	222	234
8.250% due 06/01/2016	30	36

Ginnie Mae
5.500% due 10/20/2037	114	112

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	$5,900	$3,161
5.500% due 09/18/2023	300	325

Residual Funding Strip
0.000% due 01/15/2030 - 04/15/2030	17,600	6,260

Resolution Funding Corp.
0.000% due 10/15/2024 - 04/15/2028	4,091	1,877

Resolution Funding Corp. Interest Strip
0.000% due 10/15/2026	2,000	851

Small Business Administration
5.290% due 12/01/2027	498	535

Tennessee Valley Authority
4.500% due 04/01/2018	600	620
4.875% due 01/15/2048	100	92
5.375% due 04/01/2056	1,700	1,707
5.500% due 06/15/2038	2,200	2,261

Total U.S. Government Agencies (Cost $26,077)		23,649

U.S. TREASURY OBLIGATIONS 94.8%

U.S. Treasury Bonds
4.375% due 11/15/2039	3,000	2,838
4.625% due 02/15/2040	1,600	1,578
5.375% due 02/15/2031	3,300	3,652
6.250% due 08/15/2023	1,200	1,442

U.S. Treasury Strips
0.000% due 11/15/2026	9,400	4,218
0.000% due 11/15/2027	24,700	10,488
0.000% due 02/15/2028	12,100	5,073
0.000% due 08/15/2029	35,700	14,056
0.000% due 05/15/2030 (b)	186,800	70,967
0.000% due 02/15/2031	54,000	19,788
0.000% due 05/15/2032	47,700	15,994
0.000% due 02/15/2036	32,200	9,247
0.000% due 02/15/2037	10,200	2,781
0.000% due 05/15/2037	47,600	12,784
0.000% due 05/15/2038	94,600	23,923
0.000% due 05/15/2039	69,900	16,835
0.000% due 08/15/2039	85,100	20,130
0.000% due 11/15/2039	87,600	20,350
0.000% due 02/15/2040 (c)	226,700	52,018

Total U.S. Treasury Obligations (Cost $324,446)		308,162

MORTGAGE-BACKED SECURITIES 2.1%

Bear Stearns Adjustable Rate Mortgage Trust
2.810% due 03/25/2035	27	25

Citigroup Mortgage Loan Trust, Inc.
2.760% due 10/25/2035	644	534

Countrywide Alternative Loan Trust
0.439% due 07/20/2046	1,980	783

Countrywide Home Loan Mortgage Pass-Through Trust
5.981% due 09/25/2047	1,095	784

Credit Suisse First Boston Mortgage Securities Corp.
3.169% due 07/25/2033	3	3

Deutsche ALT-A Securities, Inc.
0.299% due 01/25/2047	1	1

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,300	1,266

Harborview Mortgage Loan Trust
0.419% due 07/21/2036	964	524

Indymac Index Mortgage Loan Trust
0.419% due 09/25/2046	1,707	888

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Commercial Mortgage Securities Corp.
5.746% due 02/12/2049		$20	$20

JPMorgan Mortgage Trust
3.442% due 07/25/2035		576	544

Thornburg Mortgage Securities Trust
0.329% due 03/25/2037		63	60

WaMu Mortgage Pass-Through Certificates
1.201% due 01/25/2047		7	4
1.291% due 12/25/2046		2,595	1,436
3.328% due 10/25/2046		19	13

Total Mortgage-Backed Securities (Cost $7,559)			6,885

ASSET-BACKED SECURITIES 0.0%

Bear Stearns Asset-Backed Securities Trust
4.323% due 07/25/2036		14	8

First Franklin Mortgage Loan Asset-Backed Certificates
0.279% due 03/25/2037		34	33

HSI Asset Securitization Corp. Trust
0.279% due 12/25/2036		58	45

Total Asset-Backed Securities (Cost $104)			86

FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%

Republic of Germany
3.250% due 01/04/2020	EUR	1,000	1,370

Total Foreign Currency-Denominated Issues (Cost $1,383)			1,370

SHORT-TERM INSTRUMENTS 1.6%

REPURCHASE AGREEMENTS 1.5%

Barclays Capital, Inc.
0.030% due 04/01/2010		$2,000	2,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $2,044. Repurchase proceeds are $2,000.)

Goldman Sachs & Co.
0.140% due 04/05/2010		2,000	2,000
(Dated 03/11/2010. Collateralized by Fannie Mae 6.000% due 01/01/2039 valued at $2,064. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2010		892	892
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $910. Repurchase proceeds are $892.)

			4,892

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.1%
		12,325	123

Total Short-Term Instruments (Cost $5,015)			5,015

Total Investments 108.7% (Cost $372,316)			$353,524

Written Options (e) (0.1%) (Premiums $840)			(317)

Other Assets and Liabilities (Net) (8.6%)			(28,073)

Net Assets 100.0%			$325,134

See Accompanying Notes	Annual Report	March 31, 2010	47

Schedule of Investments  Extended Duration Fund   (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Fund.
(b)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $12,720 at a weighted average interest rate of 0.241%. On March 31, 2010, securities valued at $17,134 were pledged as collateral for reverse repurchase agreements.
(c)	Securities with an aggregate market value of $151 and cash of $8 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	188	$21
U.S. Treasury 10-Year Note June Futures	Long	06/2010	5	1

				$22

(d)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	0.926%	$10	$0	$0	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	JPM	CAD	1,800	$34	$11	$23
Pay	6-Month EUR-LIBOR	2.500%	03/17/2012	HSBC	EUR	9,200	85	(3)	88

							$119	$8	$111

(e)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	58	$37	$9
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	11	3	4
Put - CBOT U.S. Treasury 10-Year Note June Futures	115.000	05/21/2010	3	1	2

				$41	$15

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	$1,900	$12	$6
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	1,900	5	5
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	1,000	9	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	6,000	62	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	4,300	13	2
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	4,300	2	1
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	3,700	22	11
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	3,700	15	9
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.600%	05/21/2010	1,600	8	5
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.100%	05/21/2010	1,600	8	9
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	3,800	22	15
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	3,800	28	24
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	4,700	57	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	4,700	42	2
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	6,000	79	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	3,400	10	9
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	3,400	14	19
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	5,200	31	20

48	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	$5,200	$39	$33
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	5,000	54	1
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	4,100	34	0
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	4,100	18	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	2,900	8	9
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	2,900	9	7
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	5,700	30	29
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	6,800	43	46
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	6,000	87	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	5,900	38	40

							$799	$302

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	0	$0	$0
Sales	86	137,000	1,045
Closing Buys	(14)	(23,400)	(205)
Expirations	0	0	0
Exercised	0	0	0

Balance at 03/31/2010	72	$113,600	$840

(f)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	49	04/2010	JPM	$0	$(1)	$(1)
Buy	CNY	889	06/2010	BCLY	0	0	0
Sell		405	06/2010	BOA	0	0	0
Buy		376	06/2010	CITI	0	0	0
Buy		161	06/2010	DUB	0	0	0
Buy		1,160	06/2010	HSBC	0	0	0
Sell		676	06/2010	MSC	1	0	1
Buy		405	11/2010	BCLY	0	(1)	(1)
Buy		663	11/2010	CITI	0	(1)	(1)
Buy		1,705	11/2010	DUB	0	(4)	(4)
Buy		675	11/2010	MSC	0	(2)	(2)
Buy		398	01/2011	BOA	0	(1)	(1)
Buy		664	01/2011	MSC	0	(1)	(1)
Sell	EUR	991	04/2010	JPM	65	0	65
Sell		75	04/2010	RBC	1	0	1
Sell	GBP	6	06/2010	RBS	0	0	0
Buy	KRW	579,750	07/2010	RBS	10	0	10
Buy	MXN	53,010	04/2010	BOA	281	0	281
Sell		12,460	04/2010	HSBC	0	(22)	(22)
Sell		40,550	04/2010	JPM	0	(236)	(236)
Buy		12,460	09/2010	HSBC	22	0	22
Buy	MYR	142	06/2010	MSC	2	0	2
Buy		854	10/2010	BCLY	9	0	9
Buy		137	10/2010	BOA	2	0	2
Buy		421	10/2010	CITI	5	0	5
Buy		45	10/2010	DUB	1	0	1
Sell	PHP	2,575	04/2010	BCLY	0	0	0
Sell		8,315	04/2010	CITI	0	(1)	(1)
Buy		13,350	04/2010	DUB	11	0	11
Sell		2,460	04/2010	DUB	0	(1)	(1)
Buy		2,575	11/2010	BCLY	0	0	0
Buy		8,315	11/2010	CITI	0	0	0
Buy		2,460	11/2010	DUB	0	0	0
Buy	SGD	406	06/2010	CITI	1	(2)	(1)
Buy		57	06/2010	DUB	0	0	0
Buy		42	06/2010	UBS	0	0	0
Buy		232	09/2010	BCLY	0	0	0
Buy		172	09/2010	CITI	1	0	1
Buy		148	09/2010	GSC	1	0	1

					$413	$(273)	$140

See Accompanying Notes	Annual Report	March 31, 2010	49

Schedule of Investments  Extended Duration Fund   (Cont.)

March 31, 2010

(g)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
U.S. Government Agencies	$0	$23,649	$0	$23,649
U.S. Treasury Obligations	0	308,162	0	308,162
Other Investments +++	123	21,590	0	21,713

Investments, at value	$123	$353,401	$0	$353,524
Financial Derivative Instruments ++++	$23	$(67)	$0	$(44)

Totals	$146	$353,334	$0	$353,480

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(h)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$22	$0	$0	$0	$0	$22
Unrealized appreciation on foreign currency contracts	0	413	0	0	0	413
Unrealized appreciation on swap agreements	111	0	0	0	0	111

	$133	$413	$0	$0	$0	$546

Liabilities:
Written options outstanding	$317	$0	$0	$0	$0	$317
Unrealized depreciation on foreign currency contracts	0	273	0	0	0	273

	$317	$273	$0	$0	$0	$590

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$2,660	$0	$(60)	$0	$0	$2,600
Net realized (loss) on foreign currency transactions	0	(864)	0	0	0	(864)

	$2,660	$(864)	$(60)	$0	$0	$1,736

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(786)	$0	$1	$0	$0	$(785)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	726	0	0	0	726

	$(786)	$726	$1	$0	$0	$(59)

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $22 as reported in the Notes to Schedule of Investments.

50	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments  Global Advantage Strategy Bond Fund

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.7%

Commonwealth Bank of Australia
3.500% due 03/19/2015		$4,000	$3,976
5.000% due 03/19/2020		4,000	3,982

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	200	186

Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		$3,400	4,100

Total Australia (Cost $12,034)			12,244

BAHRAIN 0.2%

Bahrain Government International Bond
5.500% due 03/31/2020		$4,000	3,984

Total Bahrain (Cost $3,913)			3,984

BERMUDA 0.5%

Noble Group Ltd.
6.750% due 01/29/2020		$8,600	8,922

Total Bermuda (Cost $9,084)			8,922

BRAZIL 4.6%

Banco do Brasil S.A.
4.500% due 01/22/2015		$1,600	1,639
6.000% due 01/22/2020		8,500	8,662

Brazil Government International Bond
6.000% due 01/17/2017		60	65

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	58,447	32,036
10.000% due 01/01/2017		7,156	3,617

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$8,000	8,760

Fibria Overseas Finance Ltd.
9.250% due 10/30/2019		1,500	1,718

Gerdau Holdings, Inc.
7.000% due 01/20/2020		7,600	8,056

GTL Trade Finance, Inc.
7.250% due 10/20/2017		3,700	3,987

Petrobras International Finance Co.
7.875% due 03/15/2019		10,500	12,333

Vale Overseas Ltd.
6.250% due 01/11/2016		30	33
6.875% due 11/21/2036		130	135

Total Brazil (Cost $77,215)			81,041

CANADA 9.7%

Canada Government Bond
1.500% due 06/01/2012	CAD	74,900	73,135
2.000% due 12/01/2014		20,200	19,198
4.250% due 06/01/2018		48,500	50,425

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		$27,000	27,120

EnCana Corp.
5.900% due 12/01/2017		300	325

TransCanada Pipelines Ltd.
7.125% due 01/15/2019		468	549
7.625% due 01/15/2039		310	379

Total Canada (Cost $169,327)			171,131

CHILE 0.0%

CODELCO, Inc.
7.500% due 01/15/2019		$40	47

Total Chile (Cost $42)			47

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DENMARK 1.0%

Danske Bank A/S
3.750% due 04/01/2015		$7,100	$7,063
4.500% due 07/01/2016	EUR	5,800	8,412
4.875% due 06/11/2013		700	1,021

Dong Energy A/S
3.500% due 06/29/2012		400	556

Total Denmark (Cost $17,252)			17,052

FINLAND 0.1%

Nokia Corp.
5.375% due 05/15/2019		$1,150	1,214

Total Finland (Cost $1,178)			1,214

FRANCE 3.3%

Banques Populaires Covered Bond
3.875% due 06/05/2014	EUR	2,400	3,435

BNP Paribas
5.186% due 06/29/2049		$100	89

BNP Paribas Home Loan Covered Bonds S.A.
2.875% due 05/22/2012	EUR	200	277
3.000% due 07/23/2013		550	765
4.500% due 05/30/2014		450	658
4.750% due 05/28/2013		50	73

Caisse Refinancement de l’Habitat
4.500% due 10/25/2017		2,500	3,631

Carrefour S.A.
5.375% due 06/12/2015		50	75

Cie de Financement Foncier
3.750% due 01/24/2017		1,300	1,810
4.500% due 01/09/2013		750	1,084
4.625% due 09/23/2017		300	441
4.875% due 05/25/2021		100	146

CIF Euromortgage
3.250% due 10/20/2015		800	1,101
4.125% due 12/19/2014		700	1,011

CM-CIC Covered Bonds
3.125% due 01/21/2015		3,100	4,268
4.750% due 07/17/2012		2,000	2,882

Credit Agricole Covered Bonds
4.500% due 01/29/2016		150	221

Dexia Credit Local
0.899% due 09/23/2011		$1,000	1,008

Dexia Municipal Agency
3.125% due 09/15/2015	EUR	2,000	2,733
4.250% due 02/20/2013		77	111
4.500% due 04/27/2015		500	731

EDF S.A.
6.500% due 01/26/2019		$1,350	1,517
6.950% due 01/26/2039		22	25

France Government
1.800% due 07/25/2040 (d)	EUR	242	347

France Government Bond
3.500% due 04/25/2015		3,600	5,126
4.000% due 10/25/2014		1,700	2,478
5.000% due 04/25/2012		400	584

France Government Inflation Linked Bond
2.250% due 07/25/2020		2,291	3,400
3.150% due 07/25/2032		185	326

France Telecom S.A.
4.375% due 07/08/2014		$2,000	2,110
4.750% due 02/21/2017	EUR	50	73

France Treasury Notes
4.500% due 07/12/2013		5,000	7,373

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GDF Suez
6.875% due 01/24/2019	EUR	45	$76

Societe Financement de l’Economie Francaise
2.375% due 03/10/2012		590	816
3.000% due 04/07/2014		1,545	2,158
3.375% due 05/05/2014		$2,980	3,095

Societe Generale
5.125% due 12/19/2013	EUR	50	73

Societe Generale Societe de Credit Fonciere
4.750% due 06/06/2013		700	1,024
5.000% due 03/27/2019		550	824

Total France (Cost $58,977)			57,975

GERMANY 11.2%

CORPORATE BONDS & NOTES 0.2%

Berlin-Hannover Hypothekenbank
3.500% due 02/22/2013	EUR	27	38

Deutsche Genossenschafts-Hypothekenbank AG
4.500% due 01/17/2013		50	73

Deutsche Postbank AG
3.750% due 02/12/2014		50	72

Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014		1,300	1,913
4.875% due 06/17/2019		$900	967

Muenchener Hypothekenbank eG
5.000% due 01/16/2012	EUR	75	108

			3,171

SOVEREIGN ISSUES 11.0%

Republic of Germany
1.750% due 04/15/2020 (d)		826	1,184
3.250% due 07/04/2015		13,400	18,996
3.250% due 01/04/2020		47,700	65,354
3.500% due 07/04/2019		16,115	22,557
3.750% due 01/04/2015		38,400	55,712
3.750% due 01/04/2019		6,800	9,714
4.000% due 01/04/2037		400	553
4.250% due 10/12/2012		10,000	14,540
4.250% due 07/04/2017		400	594
4.750% due 07/04/2034		349	537
4.750% due 07/04/2040		1,100	1,730
5.500% due 01/04/2031		1,555	2,599

			194,070

Total Germany (Cost $201,710)			197,241

ITALY 0.8%

Italy Buoni Poliennali Del Tesoro
2.600% due 09/15/2023 (d)	EUR	1,931	2,767
4.250% due 10/15/2012		8,200	11,780

Total Italy (Cost $15,678)			14,547

JAPAN 3.6%

Japan Government CPI Linked Bond
1.200% due 12/10/2017	JPY	1,387,400	14,430
1.400% due 06/10/2018		2,001,580	20,885

Japan Government International Bond
0.900% due 03/20/2014		792,000	8,631
1.500% due 09/20/2018		154,000	1,693
1.700% due 03/20/2017		1,530,000	17,254

Total Japan (Cost $63,828)			62,893

LUXEMBOURG 0.2%

Telecom Italia Capital S.A.
4.950% due 09/30/2014		$1,000	1,027

See Accompanying Notes	Annual Report	March 31, 2010	51

Schedule of Investments  Global Advantage Strategy Bond Fund   (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.175% due 06/18/2014		$2,000	$2,139

Total Luxembourg (Cost $3,136)			3,166

MEXICO 5.0%

America Movil SAB de C.V.
6.125% due 03/30/2040		$500	491

Mexico Government International Bond
5.950% due 03/19/2019		800	868
6.050% due 01/11/2040		3,200	3,208
7.500% due 06/21/2012	MXN	229,167	19,232
7.750% due 12/14/2017		96,463	7,966
8.000% due 12/17/2015		2,500	211
8.500% due 12/13/2018		231,172	19,878
9.000% due 12/22/2011		2,300	199
9.000% due 12/20/2012		266,888	23,259

Pemex Project Funding Master Trust
5.750% due 03/01/2018		$30	31
6.625% due 06/15/2035		250	247

Petroleos Mexicanos
6.000% due 03/05/2020		8,000	8,240
8.000% due 05/03/2019		4,230	4,981

Total Mexico (Cost $83,953)			88,811

NETHERLANDS 4.0%

ABN AMRO Bank NV
3.250% due 01/18/2013	EUR	3,150	4,387
3.250% due 09/21/2015		4,850	6,670

Deutsche Telekom International Finance BV
4.875% due 07/08/2014		$400	421
6.000% due 01/20/2017	EUR	30	46
6.750% due 08/20/2018		$400	449

E.ON International Finance BV
5.750% due 05/07/2020	EUR	40	63

EMF-NL
1.480% due 04/17/2041		600	623
1.580% due 10/17/2039		109	140
1.930% due 10/17/2041		200	182

Eurosail PLC
1.430% due 10/17/2040		445	524

Fortis Bank Nederland NV
3.000% due 04/17/2012		300	418
3.375% due 05/19/2014		1,817	2,559

ING Bank NV
0.881% due 01/13/2012		$2,700	2,696
2.625% due 02/09/2012		750	768
3.000% due 09/30/2014	EUR	4,900	6,717
3.375% due 03/03/2014		1,930	2,718
3.900% due 03/19/2014		$4,600	4,815
4.250% due 03/19/2013	EUR	700	1,004
4.750% due 05/27/2019		100	146
5.250% due 06/05/2018		7,000	10,547

LeasePlan Corp. NV
3.000% due 05/07/2012		$4,000	4,135

Netherlands Government Bond
2.750% due 01/15/2015	EUR	1,400	1,937
3.250% due 07/15/2015		1,000	1,411
5.000% due 07/15/2012		700	1,027

NIBC Bank NV
3.125% due 02/17/2012		1,350	1,883
3.500% due 04/07/2014		1,200	1,694

Rabobank Nederland NV
11.000% due 06/29/2049		$300	387

RWE Finance BV
5.000% due 02/10/2015	EUR	200	297
6.625% due 01/31/2019		50	82

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Shell International Finance BV
4.375% due 03/25/2020		$2,300	$2,285
5.500% due 03/25/2040		2,300	2,263

SNS Bank NV
2.875% due 01/30/2012	EUR	3,000	4,150
3.500% due 03/10/2014		2,150	3,048

Total Netherlands (Cost $71,339)			70,492

NEW ZEALAND 0.1%

ANZ National International Ltd.
6.200% due 07/19/2013		$1,300	1,434

Total New Zealand (Cost $1,410)			1,434

NORWAY 1.4%

DnB NOR Bank ASA
5.875% due 06/20/2013	EUR	50	75

DnB NOR Boligkreditt
4.125% due 02/01/2013		7,950	11,359
4.625% due 07/03/2013		1,000	1,438

Sparebanken 1 Boligkreditt
5.000% due 09/10/2013		7,900	11,626

Total Norway (Cost $25,983)			24,498

POLAND 0.2%

Poland Government International Bond
5.500% due 10/25/2019	PLN	450	158
5.750% due 09/23/2022		132	47
6.000% due 11/24/2010		3,605	1,279
6.250% due 10/24/2015		5,680	2,095

Total Poland (Cost $3,309)			3,579

QATAR 1.1%

Qatar Government International Bond
5.250% due 01/20/2020		$4,000	4,172
6.400% due 01/20/2040		2,400	2,520

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		10,000	10,298

Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.332% due 09/30/2027		1,000	1,032
6.750% due 09/30/2019		1,300	1,453

Total Qatar (Cost $19,032)			19,475

RUSSIA 2.5%

Gaz Capital S.A.
6.510% due 03/07/2022		$9,700	9,593
8.146% due 04/11/2018		360	407

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		24	25

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		100	104
7.750% due 05/29/2018		300	338
9.000% due 06/11/2014		4,400	5,099

Russia Government International Bond
7.500% due 03/31/2030		8,925	10,313

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		200	210
7.700% due 08/07/2013		4,500	5,006
8.700% due 08/07/2018		100	122

White Nights Finance BV for Gazprom
10.500% due 03/08/2014		3,300	3,929
10.500% due 03/25/2014		7,600	9,052

Total Russia (Cost $41,992)			44,198

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA 0.2%

South Africa Government International Bond
6.875% due 05/27/2019		$3,100	$3,476

Total South Africa (Cost $3,211)			3,476

SOUTH KOREA 0.8%

Export-Import Bank of Korea
5.875% due 01/14/2015		$1,200	1,296
8.125% due 01/21/2014		5,300	6,153

Korea Development Bank
8.000% due 01/23/2014		6,650	7,675

Total South Korea (Cost $14,488)			15,124

SPAIN 0.9%

Banco Bilbao Vizcaya Argentaria S.A.
4.250% due 07/15/2014	EUR	1,900	2,716

Banco Santander S.A.
3.875% due 05/27/2014		2,300	3,238

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		$9,000	9,000

Telefonica Emisiones SAU
4.949% due 01/15/2015		500	528

Total Spain (Cost $15,537)			15,482

SUPRANATIONAL 0.0%

European Union
3.125% due 04/03/2014	EUR	90	127

Total Supranational (Cost $122)			127

SWEDEN 0.8%

Nordea Bank AB
4.875% due 01/27/2020		$6,000	5,961

Nordea Hypotek AB
4.250% due 02/06/2014	EUR	2,150	3,096

Stadshypotek AB
3.000% due 10/01/2014		300	413
3.750% due 12/12/2013		1,250	1,773

Svenska Handelsbanken AB
1.257% due 09/14/2012		$2,500	2,520

Swedbank AB
2.800% due 02/10/2012		600	616
2.900% due 01/14/2013		150	154

Vattenfall AB
6.125% due 12/16/2019	GBP	100	166

Total Sweden (Cost $14,718)			14,699

UNITED KINGDOM 1.4%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	50	72

Barclays Bank PLC
4.000% due 01/20/2017		2,600	3,535
4.500% due 03/04/2019		250	346
4.875% due 03/31/2013		600	854
5.926% due 09/29/2049		$100	89
6.750% due 05/22/2019		500	554

BAT International Finance PLC
5.875% due 03/12/2015	EUR	50	76

HSBC Bank PLC
3.875% due 11/09/2011		50	70

HSBC Holdings PLC
3.625% due 06/29/2020		400	548

52	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lloyds TSB Bank PLC
6.375% due 06/17/2016	EUR	4,200	$6,174
12.000% due 12/29/2049		$3,500	3,906

Royal Bank of Scotland Group PLC
1.149% due 04/23/2012		2,700	2,739
2.625% due 05/11/2012		600	613
4.625% due 09/22/2021	EUR	4,300	4,834

Santander UK PLC
7.375% due 09/29/2049	GBP	500	717

Vodafone Group PLC
6.250% due 01/15/2016	EUR	50	77

Total United Kingdom (Cost $25,184)			25,204

UNITED STATES 22.5%

ASSET-BACKED SECURITIES 0.1%

Mid-State Trust
8.330% due 04/01/2030		$591	599

SLM Student Loan Trust
1.749% due 04/25/2023		635	657

			1,256

BANK LOAN OBLIGATIONS 0.1%

International Lease Finance Corp.
10.000% due 02/23/2015		500	513
10.000% due 03/17/2016		1,000	1,014

			1,527

CORPORATE BONDS & NOTES 9.0%

Altria Group, Inc.
7.750% due 02/06/2014		1,500	1,717
9.250% due 08/06/2019		800	974
9.700% due 11/10/2018		1,200	1,478

American Express Bank FSB
0.359% due 05/29/2012		50	49
3.150% due 12/09/2011		300	311
5.500% due 04/16/2013		3,500	3,751

American Express Co.
7.250% due 05/20/2014		400	454

American Express Credit Corp.
0.378% due 10/04/2010		2,100	2,099
1.629% due 05/27/2010		3,500	3,507
5.875% due 05/02/2013		300	325

American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		200	209

American International Group, Inc.
5.850% due 01/16/2018		42	39

Anadarko Petroleum Corp.
5.750% due 06/15/2014		2,000	2,169
5.950% due 09/15/2016		400	436
7.625% due 03/15/2014		1,000	1,151

Anheuser-Busch InBev Worldwide, Inc.
5.375% due 11/15/2014		3,000	3,253

AT&T Corp.
8.000% due 11/15/2031		200	244

AT&T, Inc.
5.800% due 02/15/2019		500	535

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	5,000	6,975
4.250% due 04/05/2017		2,405	3,268

Bank of America Corp.
0.756% due 09/11/2012		$1,500	1,478
4.000% due 03/28/2018	EUR	1,400	1,820
7.375% due 05/15/2014		$200	225

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of the West
2.150% due 03/27/2012		$120	$122

Bear Stearns Cos. LLC
6.400% due 10/02/2017		55	61
6.950% due 08/10/2012		500	554
7.250% due 02/01/2018		10,400	12,036

Black & Decker Corp.
8.950% due 04/15/2014		50	59

Boston Scientific Corp.
4.500% due 01/15/2015		2,000	1,919

Capital One Financial Corp.
7.375% due 05/23/2014		500	572

CenturyTel, Inc.
6.150% due 09/15/2019		500	496

Citigroup, Inc.
5.500% due 04/11/2013		2,500	2,629
6.000% due 08/15/2017		5,000	5,120
6.125% due 05/15/2018		689	705
6.375% due 08/12/2014		100	107
8.500% due 05/22/2019		500	584

Comcast Corp.
5.300% due 01/15/2014		3,000	3,228
5.875% due 02/15/2018		500	535

Consolidated Edison Co. of New York, Inc.
7.125% due 12/01/2018		420	496

CSX Corp.
6.250% due 03/15/2018		50	54

CVS Pass-Through Trust
7.507% due 01/10/2032		2,794	3,116

Cytec Industries, Inc.
8.950% due 07/01/2017		250	302

Daimler Finance North America LLC
6.500% due 11/15/2013		3,000	3,329

DISH DBS Corp.
6.375% due 10/01/2011		1,900	1,981

Dow Chemical Co.
2.499% due 08/08/2011		2,550	2,595
5.900% due 02/15/2015		1,500	1,626
7.600% due 05/15/2014		2,000	2,285

Energy Transfer Partners LP
5.950% due 02/01/2015		1,750	1,903

Ford Motor Credit Co. LLC
8.125% due 01/15/2020		2,000	2,101

General Electric Capital Corp.
0.450% due 01/08/2016		200	184
0.517% due 09/15/2014		800	761
2.250% due 03/12/2012		550	562
5.625% due 05/01/2018		40	42
5.875% due 01/14/2038		430	410
6.875% due 01/10/2039		200	216

Goldman Sachs Group, Inc.
0.701% due 03/22/2016		534	507
0.751% due 01/12/2015		200	196
2.150% due 03/15/2012		300	306
5.375% due 03/15/2020		2,600	2,581
5.500% due 11/15/2014		200	215
6.000% due 05/01/2014		1,500	1,644
6.150% due 04/01/2018		255	270

HSBC Finance Corp.
0.460% due 08/09/2011		6,650	6,612

HSBC USA, Inc.
3.125% due 12/16/2011		300	311

JPMorgan Chase & Co.
1.091% due 10/12/2015	EUR	800	1,022

Kinder Morgan Energy Partners LP
5.125% due 11/15/2014		$1,200	1,275

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.950% due 02/15/2018		$19	$20
6.850% due 02/15/2020		400	450
6.950% due 01/15/2038		75	81
7.400% due 03/15/2031		200	225
9.000% due 02/01/2019		300	375

Macy’s Retail Holdings, Inc.
5.750% due 07/15/2014		350	359

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		50	53

MeadWestvaco Corp.
7.375% due 09/01/2019		1,000	1,097

Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		1,600	1,571
5.000% due 01/15/2015		200	205
6.150% due 04/25/2013		800	862
6.400% due 08/28/2017		4,250	4,484
6.875% due 04/25/2018		4,820	5,202
6.875% due 11/15/2018		54	58

Morgan Stanley
0.603% due 06/20/2012		100	101
0.701% due 10/18/2016		200	183
0.731% due 10/15/2015		44	41
1.100% due 01/16/2017	EUR	4,000	4,811
2.250% due 03/13/2012		$200	204
4.100% due 01/26/2015		3,500	3,485
5.500% due 01/26/2020		2,500	2,450
6.000% due 05/13/2014		1,100	1,189
6.625% due 04/01/2018		200	214

Nabors Industries, Inc.
6.150% due 02/15/2018		50	53

NGPL PipeCo LLC
6.514% due 12/15/2012		1,000	1,098
7.119% due 12/15/2017		800	898

Office Depot, Inc.
6.250% due 08/15/2013		3,000	2,959

Pacific Gas & Electric Co.
1.204% due 06/10/2010		800	801

PacifiCorp
5.650% due 07/15/2018		29	31

Regions Bank
3.250% due 12/09/2011		100	104

Roche Holdings, Inc.
2.252% due 02/25/2011		40	41

Rockies Express Pipeline LLC
6.250% due 07/15/2013		1,300	1,416

RR Donnelley & Sons Co.
8.600% due 08/15/2016		1,000	1,111

SLM Corp.
0.549% due 01/27/2014		46	40

Sovereign Bank
2.750% due 01/17/2012		100	103

Sprint Capital Corp.
7.625% due 01/30/2011		1,800	1,861

State Street Corp.
2.150% due 04/30/2012		200	204

Tennessee Gas Pipeline Co.
8.000% due 02/01/2016		300	347

UBS Preferred Funding Trust V
6.243% due 05/29/2049		100	91

Valero Energy Corp.
9.375% due 03/15/2019		50	60

Verizon Communications, Inc.
8.750% due 11/01/2018		500	628

Verizon Wireless Capital LLC
3.750% due 05/20/2011		500	516

See Accompanying Notes	Annual Report	March 31, 2010	53

Schedule of Investments  Global Advantage Strategy Bond Fund   (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Corp.
0.527% due 06/15/2017		$64	$58

WEA Finance LLC
5.750% due 09/02/2015		500	527

Wells Fargo & Co.
0.449% due 10/28/2015		600	568

Wells Fargo Capital XIII
7.700% due 12/29/2049		100	104

Weyerhaeuser Co.
6.750% due 03/15/2012		9,150	9,763

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		700	713

WM Covered Bond Program
4.375% due 05/19/2014	EUR	4,000	5,674

			159,585

MORTGAGE-BACKED SECURITIES 0.1%

Merrill Lynch Countrywide Commercial Mortgage Trust
0.768% due 07/09/2021		$2,350	2,054

Thornburg Mortgage Securities Trust
0.339% due 11/25/2046		453	442

			2,496

MUNICIPAL BONDS & NOTES 1.5%

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020		2,600	2,826

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049		4,600	4,552

Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042		1,600	1,641

Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011		6,400	6,425

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034		2,700	2,794

Missouri State Joint Municipal Electric Utility Commission Revenue Bonds, Series 2009
6.890% due 01/01/2042		1,000	1,033

Philadelphia, Pennsylvania School District General Obligation Bonds, Series 2010
6.765% due 06/01/2040 (a)		2,500	2,529

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Antonio, Texas Revenue Bonds, Series 2010
5.718% due 02/01/2041	$4,100	$4,121

Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039	25	26

		25,947

U.S. GOVERNMENT AGENCIES 1.6%

Fannie Mae
0.000% due 06/01/2017	7,000	5,238
5.500% due 05/01/2040	2,000	2,099

Federal Home Loan Bank
1.625% due 07/27/2011	2,100	2,124

Freddie Mac
0.160% due 05/04/2011	4,735	4,739
0.179% due 08/05/2011	10,000	10,001

Tennessee Valley Authority
0.000% due 04/15/2042 (c)	1,000	1,003
4.700% due 07/15/2033	1,200	1,104
5.250% due 09/15/2039	1,450	1,439

		27,747

U.S. TREASURY OBLIGATIONS 10.1%

Treasury Inflation Protected Securities (d)
2.125% due 02/15/2040	13,332	13,253

U.S. Treasury Bonds
4.250% due 05/15/2039 (i)	2,672	2,477
4.500% due 08/15/2039	3,800	3,671
4.750% due 02/15/2037	8,600	8,721
5.500% due 08/15/2028	6,100	6,834

U.S. Treasury Notes
1.000% due 07/31/2011 (i)	473	476
1.000% due 09/30/2011	100	100
2.375% due 09/30/2014 (i)	7,200	7,204
2.625% due 12/31/2014	39,900	40,199
3.125% due 10/31/2016	1,000	996
3.250% due 12/31/2016 (i)	47,700	47,760
3.625% due 08/15/2019 (i)	47,405	46,842

		178,533

Total United States (Cost $394,767)		397,091

SHORT-TERM INSTRUMENTS 22.7%

CERTIFICATES OF DEPOSIT 0.3%

Barclays Bank PLC
1.109% due 03/22/2011	$5,200	5,198

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 0.1%

Metropolitan Life Global Funding I
0.853% due 09/17/2010		$1,600	$1,605

REPURCHASE AGREEMENTS 1.3%

Goldman Sachs & Co.
0.140% due 04/05/2010		4,000	4,000
(Dated 03/11/2010. Collateralized by Fannie Mae 6.000% due 01/01/2039 valued at $4,128. Repurchase proceeds are $4,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2010		18,673	18,673
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 06/17/2010 valued at $19,049. Repurchase proceeds are $18,673.)

			22,673

GERMANY TREASURY BILLS 5.9%
0.243% due 04/14/2010 - 04/28/2010 (b)	EUR	76,924	103,881

U.S. TREASURY BILLS 0.3%
0.194% due 08/19/2010 - 09/02/2010 (b)(f)(g)(i)		$6,065	6,060

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 14.8%
		25,976,325	260,101

Total Short-Term Instruments (Cost $405,642)			399,518

Total Investments 99.5% (Cost $1,754,061)			$1,754,665

Written Options (k) (0.1%) (Premiums $4,513)			(1,615)

Other Assets and Liabilities (Net) 0.6%			10,313

Net Assets 100.0%			$1,763,363

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $1,689 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(g)	Securities with an aggregate market value of $4,087 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $4,055 at a weighted average interest rate of -0.199%. On March 31, 2010, there were no open reverse repurchase agreements.

54	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

(i)	Securities with an aggregate market value of $1,643 and cash of $37 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	134	$296
90-Day Euribor March Futures	Long	03/2011	55	219
90-Day Euribor September Futures	Long	09/2010	120	473
90-Day Eurodollar June Futures	Long	06/2011	100	(14)
90-Day Eurodollar March Futures	Long	03/2011	200	(17)
Euro-Bobl June Futures	Long	06/2010	45	18
Euro-Bund 10-Year Bond June Futures	Long	06/2010	14	14
U.S. Treasury 2-Year Note June Futures	Long	06/2010	439	(151)
U.S. Treasury 5-Year Note June Futures	Long	06/2010	342	(294)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	179	337
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	281	865

				$1,746

(j)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	BCLY	(1.000%	)	06/20/2014	1.098%	$200	$1	$8	$(7)
Black & Decker Corp.	CITI	(2.200%	)	06/20/2014	0.232%	50	(4)	0	(4)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	1.034%	500	0	22	(22)
CenturyTel, Inc.	MSC	(1.000%	)	09/20/2019	1.852%	500	32	(6)	38
CSX Corp.	BCLY	(1.350%	)	03/20/2018	0.676%	50	(2)	0	(2)
Cytec Industries, Inc.	CITI	(1.000%	)	09/20/2017	1.260%	250	4	23	(19)
Macy’s Retail Holdings, Inc.	BNP	(5.000%	)	09/20/2014	1.617%	350	(50)	(36)	(14)
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	1.081%	50	1	0	1
Merrill Lynch & Co., Inc.	BCLY	(1.000%	)	06/20/2018	1.445%	4,500	136	183	(47)
Nabors Industries, Inc.	BCLY	(2.710%	)	03/20/2018	1.484%	50	(4)	0	(4)
Office Depot, Inc.	GSC	(5.000%	)	09/20/2013	3.040%	3,000	(194)	19	(213)
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	2.190%	450	(71)	(42)	(29)
RR Donnelley & Sons Co.	GSC	(1.000%	)	09/20/2016	2.190%	550	36	69	(33)
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	2.268%	50	(2)	0	(2)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	1.429%	1,000	32	16	16

							$(85)	$256	$(341)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	3.810%	02/20/2014	1.133%	$40	$4	$0	$4
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.559%	500	2	2	0
Brazil Government International Bond	DUB	1.000%	03/20/2011	0.649%	900	3	4	(1)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.559%	3,200	12	13	(1)
Brazil Government International Bond	GSC	1.000%	03/20/2011	0.649%	2,300	8	6	2
Brazil Government International Bond	HSBC	1.000%	03/20/2011	0.649%	300	2	2	0
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.559%	1,100	3	4	(1)
Brazil Government International Bond	RBS	1.000%	03/20/2011	0.649%	2,900	11	13	(2)
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.649%	900	3	4	(1)
China Government International Bond	CSFB	1.000%	03/20/2015	0.594%	7,000	136	76	60
Commonwealth Bank of Australia	CITI	1.000%	12/20/2014	0.354%	1,800	53	55	(2)
Egypt Government International Bond	BCLY	1.000%	03/20/2015	2.495%	1,000	(66)	(80)	14
Egypt Government International Bond	DUB	1.000%	03/20/2015	2.495%	3,500	(233)	(286)	53
Egypt Government International Bond	JPM	1.000%	03/20/2015	2.495%	1,200	(79)	(96)	17
Emirate of Abu Dhabi	DUB	1.000%	12/20/2014	1.083%	1,200	(4)	(47)	43
Emirate of Abu Dhabi	MSC	1.000%	12/20/2014	1.083%	2,000	(7)	(35)	28
General Electric Capital Corp.	DUB	5.000%	09/20/2010	0.911%	1,200	26	37	(11)
Japan Government International Bond	BCLY	0.650%	12/20/2014	0.605%	1,700	4	0	4
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.607%	1,700	33	11	22
Japan Government International Bond	DUB	1.000%	03/20/2015	0.607%	3,900	74	30	44
Japan Government International Bond	GSC	0.635%	12/20/2014	0.605%	1,100	2	0	2
Korea Government Bond	GSC	1.000%	03/20/2011	0.423%	1,600	9	7	2
Korea Government Bond	UBS	0.550%	12/20/2010	0.378%	1,100	2	0	2
Mexico Government International Bond	CITI	1.000%	12/20/2014	1.106%	60	0	(2)	2
Mexico Government International Bond	GSC	1.000%	03/20/2011	0.583%	5,700	24	8	16
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.583%	1,000	4	3	1
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.523%	2,500	9	2	7
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.583%	700	3	2	1
Mexico Government International Bond	RBS	1.000%	12/20/2010	0.523%	1,100	4	2	2

See Accompanying Notes	Annual Report	March 31, 2010	55

Schedule of Investments  Global Advantage Strategy Bond Fund   (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.583%		$2,400	$10	$4	$6
Norway Government Bond	GSC	0.250%	12/20/2014	0.154%		3,600	16	15	1
RSHB Capital S.A.	BCLY	1.000%	09/20/2010	1.513%		14,700	(32)	(30)	(2)
Russia Government International Bond	GSC	1.000%	12/20/2010	0.552%		1,200	4	1	3
TransCapitalInvest Ltd. for OJSC AK Transneft	BCLY	1.000%	12/20/2010	1.249%		3,800	(6)	(37)	31
U.S. Treasury Notes	BCLY	0.250%	12/20/2014	0.374%	EUR	2,400	(19)	(12)	(7)

							$15	$(324)	$339

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM	BRL	5,300	$9	$11	$(2)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		3,300	5	7	(2)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		3,800	6	8	(2)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		8,200	40	29	11
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		4,500	17	20	(3)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		100	1	0	1
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		600	6	2	4
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		50,100	549	402	147
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		33,700	369	278	91
Pay	1-Year BRL-CDI	11.940%	01/02/2012	GSC		19,500	116	20	96
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		71,000	23	42	(19)
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		61,700	303	186	117
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	6,800	72	(6)	78
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY	EUR	24,900	759	68	691
Pay	6-Month JPY-LIBOR	1.000%	06/16/2015	RBS	JPY	20,000	4	3	1
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC	MXN	92,779	90	(6)	96
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		98,080	98	0	98
Pay	28-Day MXN TIIE	7.640%	03/01/2017	UBS		227,000	151	23	128
Pay	28-Day MXN TIIE	8.660%	01/31/2019	JPM		450	2	0	2
Pay	28-Day MXN TIIE	8.450%	06/03/2019	BCLY		3,700	14	0	14

							$2,634	$1,087	$1,547

(k)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	18	$4	$3
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	77	34	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	115.000	05/21/2010	18	8	11
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	80	32	11

				$78	$28

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	1,000	$7	$1
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		$4,200	60	0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		4,200	32	1
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		6,000	63	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		12,000	130	0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		5,800	28	23
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		5,800	57	37

56	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$4,800	$32	$0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	5,000	15	2
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	16,900	227	6
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	3,100	17	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	1,300	8	4
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	1,300	5	3
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	20,800	76	54
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	20,800	175	113
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	27,700	142	12
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	33,600	320	100
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	35,100	342	86
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	24,600	115	64
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	24,600	181	133
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	3,300	15	13
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	3,300	16	21
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	1,800	8	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	11,600	125	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	1,800	10	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	11,600	116	4
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	3,000	37	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	33,400	341	99
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	33,400	314	82
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	17,000	173	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	3,900	10	10
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	5,800	44	31
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	4,600	18	18
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	4,600	25	29
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	3,000	32	0
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	5,700	47	0
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	5,700	25	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.600%	05/21/2010	4,600	17	15
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.100%	05/21/2010	4,600	35	27
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	22,500	66	67
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	22,500	68	55
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	9,000	60	35
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	9,000	72	58
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	1,300	8	1
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	11,500	218	4
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	1,000	15	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	21,400	150	116
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	7,800	50	53

							$4,147	$1,377

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	04/20/2010	$15,100	$130	$2
Call - OTC USD versus JPY		94.000	04/20/2010	15,100	70	126

					$200	$128

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/10/2020	$11,800	$88	$82

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	0	$0	EUR	0	$0
Sales	625	703,200		1,000	5,532
Closing Buys	(432)	(134,900)		0	(1,019)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 03/31/2010	193	$568,300	EUR	1,000	$4,513

See Accompanying Notes	Annual Report	March 31, 2010	57

Schedule of Investments  Global Advantage Strategy Bond Fund   (Cont.)

(l)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	548	04/2010	BOA	$3	$0	$3
Buy		299	04/2010	CITI	3	0	3
Buy		434	04/2010	DUB	0	(1)	(1)
Buy		563	04/2010	HSBC	20	0	20
Buy		37,867	04/2010	JPM	679	0	679
Buy		669	04/2010	MSC	14	0	14
Buy	BRL	7,388	04/2010	GSC	15	0	15
Sell		24,119	04/2010	GSC	210	0	210
Buy		18,987	04/2010	HSBC	477	0	477
Sell		18,803	04/2010	HSBC	0	(42)	(42)
Buy		6,009	04/2010	JPM	79	0	79
Buy		10,539	04/2010	RBS	126	0	126
Buy		20,951	06/2010	HSBC	43	(6)	37
Buy	CAD	1,041	04/2010	BCLY	26	0	26
Buy		2,258	04/2010	CSFB	23	0	23
Buy		1,618	04/2010	DUB	0	(5)	(5)
Buy		4,469	04/2010	JPM	114	0	114
Buy		1,788	04/2010	MSC	45	0	45
Buy		1,796	04/2010	RBC	80	0	80
Sell		86,650	04/2010	RBS	0	(763)	(763)
Buy	CHF	25,363	05/2010	DUB	53	0	53
Buy	CNY	47,576	06/2010	BCLY	1	(31)	(30)
Sell		14,257	06/2010	BOA	14	0	14
Buy		7,540	06/2010	DUB	0	(4)	(4)
Buy		23,467	06/2010	HSBC	0	(22)	(22)
Buy		20,235	06/2010	JPM	0	(25)	(25)
Sell		25,469	06/2010	MSC	25	0	25
Buy		37,333	11/2010	BCLY	0	(65)	(65)
Buy		11,529	11/2010	CITI	0	(24)	(24)
Buy		25,073	11/2010	DUB	0	(56)	(56)
Buy		13,342	11/2010	HSBC	0	(16)	(16)
Buy		138,767	11/2010	JPM	0	(178)	(178)
Buy		28,585	11/2010	MSC	0	(59)	(59)
Buy		14,011	01/2011	BOA	0	(19)	(19)
Buy		50,038	01/2011	HSBC	0	(33)	(33)
Buy		40,717	01/2011	JPM	0	(24)	(24)
Buy		25,032	01/2011	MSC	0	(35)	(35)
Buy		7,516	06/2011	DUB	0	(31)	(31)
Buy		14,528	06/2011	HSBC	0	(3)	(3)
Buy	EUR	2,193	04/2010	BCLY	0	(9)	(9)
Buy		10,882	04/2010	BNP	0	(303)	(303)
Buy		3,175	04/2010	BOA	0	(11)	(11)
Buy		23,504	04/2010	CITI	0	(671)	(671)
Sell		11,900	04/2010	CITI	273	0	273
Buy		9,351	04/2010	CSFB	0	(131)	(131)
Buy		12,926	04/2010	DUB	0	(219)	(219)
Sell		25,331	04/2010	DUB	518	0	518
Buy		33,000	04/2010	GSC	0	(2,126)	(2,126)
Sell		18,737	04/2010	GSC	198	0	198
Buy		1,204	04/2010	HSBC	0	(4)	(4)
Sell		123,946	04/2010	JPM	7,553	0	7,553
Buy		7,270	04/2010	MSC	0	(39)	(39)
Buy		8,293	04/2010	RBC	0	(86)	(86)
Sell		16,320	04/2010	RBC	251	0	251
Buy		19,486	04/2010	RBS	0	(485)	(485)
Buy	GBP	39,706	06/2010	RBS	381	0	381
Buy	INR	139,440	09/2010	BCLY	58	0	58
Buy		211,350	09/2010	JPM	135	0	135
Buy		41,283	10/2010	JPM	5	0	5
Buy		199,247	11/2010	JPM	55	0	55
Buy		242,375	03/2011	BCLY	36	0	36
Buy		116,362	03/2011	HSBC	13	0	13
Buy		120,512	03/2011	JPM	7	0	7
Buy		137,250	03/2011	UBS	12	0	12
Buy	JPY	358,100	04/2010	DUB	0	(135)	(135)
Buy		7,049,549	04/2010	MSC	0	(2,228)	(2,228)
Buy	KRW	3,535,000	07/2010	BCLY	92	0	92
Buy		2,394,664	07/2010	DUB	89	0	89
Buy		2,830,000	07/2010	HSBC	0	(9)	(9)
Buy		7,765,599	07/2010	MSC	152	0	152
Buy		4,761,732	08/2010	MSC	141	0	141
Buy		4,025,070	11/2010	BCLY	101	0	101

58	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	2,527,787	11/2010	BOA	$76	$0	$76
Buy		11,175,523	11/2010	CITI	198	0	198
Buy		1,929,916	11/2010	DUB	33	0	33
Buy		1,008,780	11/2010	GSC	25	0	25
Buy		8,092,000	11/2010	HSBC	96	0	96
Buy		12,258,922	11/2010	JPM	137	(6)	131
Buy		3,810,141	11/2010	MSC	31	0	31
Sell	MXN	25,127	04/2010	BOA	0	(184)	(184)
Buy		67,256	04/2010	CITI	291	0	291
Sell		351,926	04/2010	CITI	0	(1,173)	(1,173)
Buy		116,974	04/2010	DUB	542	0	542
Sell		894	04/2010	DUB	0	0	0
Buy		53,596	04/2010	GSC	198	0	198
Sell		59,248	04/2010	GSC	0	(165)	(165)
Buy		187,302	04/2010	HSBC	721	0	721
Sell		118,880	04/2010	HSBC	0	(734)	(734)
Buy		47,623	04/2010	JPM	90	0	90
Sell		42,984	04/2010	JPM	0	(224)	(224)
Buy		103,192	04/2010	MSC	333	0	333
Buy		23,115	04/2010	UBS	67	0	67
Buy		894	09/2010	DUB	0	0	0
Sell		47,623	09/2010	JPM	0	(89)	(89)
Sell	PHP	111,284	04/2010	BCLY	0	(23)	(23)
Sell		359,169	04/2010	CITI	0	(38)	(38)
Sell		106,410	04/2010	DUB	0	(24)	(24)
Buy		140,010	04/2010	HSBC	95	0	95
Buy		436,853	04/2010	JPM	256	0	256
Buy		111,284	11/2010	BCLY	13	0	13
Buy		359,169	11/2010	CITI	22	(6)	16
Buy		106,410	11/2010	DUB	15	0	15
Buy	PLN	33,921	08/2010	DUB	111	0	111
Buy		6,050	08/2010	HSBC	0	(3)	(3)
Buy		28	08/2010	JPM	0	0	0
Buy		9,126	08/2010	UBS	63	0	63
Buy	RUB	293,536	07/2010	JPM	230	0	230
Buy	SEK	119,807	05/2010	DUB	0	(235)	(235)
Buy	SGD	6,394	06/2010	BCLY	69	0	69
Buy		4,730	06/2010	CITI	22	(19)	3
Buy		6,337	06/2010	DUB	38	0	38
Buy		1,811	06/2010	GSC	0	(6)	(6)
Buy		5,404	06/2010	UBS	32	0	32
Buy		4,486	09/2010	BCLY	1	0	1
Buy		3,334	09/2010	CITI	13	0	13
Buy		2,871	09/2010	GSC	10	0	10
Buy	TWD	64,552	06/2010	BOA	16	0	16
Buy		75,840	06/2010	DUB	20	0	20
Buy		293,485	06/2010	HSBC	35	(29)	6
Buy		83,400	06/2010	MSC	16	0	16
Buy		10,456	10/2010	BCLY	1	0	1
Buy		31,031	10/2010	CITI	6	0	6
Buy		203,223	10/2010	JPM	22	0	22
Buy	ZAR	82,136	07/2010	BCLY	638	0	638
Buy		9,106	07/2010	BOA	26	0	26
Buy		15,698	07/2010	GSC	113	0	113

					$16,841	$(10,856)	$5,985

See Accompanying Notes	Annual Report	March 31, 2010	59

Schedule of Investments  Global Advantage Strategy Bond Fund   (Cont.)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Brazil	$0	$81,041	$0	$81,041
Canada	0	171,131	0	171,131
France	0	57,975	0	57,975
Germany	0	197,241	0	197,241
Japan	0	62,893	0	62,893
Mexico	0	88,811	0	88,811
Netherlands	0	69,547	945	70,492
Russia	0	44,198	0	44,198
United Kingdom	0	25,204	0	25,204
United States	0	397,091	0	397,091
Short-Term Instruments	260,101	139,417	0	399,518
Other Investments +++	0	159,070	0	159,070

Investments, at value	$260,101	$1,493,619	$945	$1,754,665
Financial Derivative Instruments ++++	$1,746	$5,997	$(82)	$7,661

Totals	$261,847	$1,499,616	$863	$1,762,326

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Netherlands	$0	$811	$4	$0	$130	$0	$945	$130
Financial Derivative Instruments ++++	$0	$(88)	$0	$0	$6	$0	$(82)	$6

Totals	$0	$723	$4	$0	$136	$0	$863	$136

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(n)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable ^^	$209	$0	$0	$0	$0	$209
Unrealized appreciation on foreign currency contracts	0	16,841	0	0	0	16,841
Unrealized appreciation on swap agreements	1,575	0	422	0	0	1,997

	$1,784	$16,841	$422	$0	$0	$19,047

Liabilities:
Written options outstanding	$1,487	$128	$0	$0	$0	$1,615
Unrealized depreciation on foreign currency contracts	0	10,856	0	0	0	10,856
Unrealized depreciation on swap agreements	28	0	424	0	0	452

	$1,515	$10,984	$424	$0	$0	$12,923

60	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$2,090	$0	$72	$0	$0	$2,162
Net realized (loss) on foreign currency transactions	0	(1,428)	0	0	0	(1,428)

	$2,090	$(1,428)	$72	$0	$0	$734

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$6,111	$71	$(6)	$0	$0	$6,176
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	5,976	0	0	0	5,976

	$6,111	$6,047	$(6)	$0	$0	$12,152

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,746 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2010	61

Schedule of Investments  GNMA Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 165.4%

Fannie Mae
2.925% due 09/01/2021	$8	$8
4.000% due 08/01/2020 - 11/01/2039	25,866	25,583
4.500% due 02/01/2025 - 04/01/2040	119,422	119,729
4.850% due 03/01/2018	11	11
5.000% due 02/01/2013 - 06/01/2040	105,182	109,392
5.500% due 05/01/2033 - 06/01/2040	82,640	86,898
6.000% due 09/01/2021 - 05/01/2040	52,473	55,972
6.159% due 03/25/2039	13,067	13,108
6.541% due 05/25/2037 (a)	5,440	645

Freddie Mac
2.825% due 05/01/2031	10	11
3.051% due 05/01/2019	8	8
4.575% due 06/01/2030	3	2
5.500% due 05/01/2040	2,000	2,105
7.500% due 08/15/2029 (a)	22	4

Ginnie Mae
0.329% due 04/20/2036	40,266	39,913
0.369% due 02/20/2037	43,615	43,328
0.450% due 01/16/2031 - 02/16/2032	2,082	2,101
0.500% due 08/16/2032	1,080	1,081
0.529% due 04/20/2037	50,105	49,721
0.550% due 12/16/2026 - 08/16/2031	544	544
0.700% due 11/16/2029	2,951	2,972
0.701% due 11/16/2045 (a)	144,986	4,436
0.730% due 05/16/2027	53	53
0.750% due 07/16/2028	96	97
0.800% due 04/16/2032	194	194
0.900% due 05/16/2029	163	163
0.910% due 02/20/2060	25,015	24,895
1.049% due 01/20/2060	73,080	72,457
1.329% due 01/16/2030 - 02/16/2030	9,036	9,265
1.509% due 08/20/2058	46,337	46,011
2.625% due 02/20/2035	120	121
3.000% due 02/20/2034	909	913
3.125% due 12/20/2018 - 10/20/2030	4,272	4,353
3.255% due 05/20/2058	87,750	86,218
3.500% due 01/20/2034	945	973
3.625% due 07/20/2018 - 09/20/2035	11,850	12,194
3.750% due 01/20/2031 - 03/20/2032	288	297
4.000% due 12/20/2017 - 03/20/2040	337,680	330,852
4.250% due 02/20/2030	766	794
4.375% due 06/20/2021 - 05/20/2032	6,245	6,456
4.500% due 05/20/2016 - 04/01/2040	457,981	463,316
5.000% due 02/20/2034 - 05/01/2040	113,134	117,234
5.500% due 04/15/2025 - 05/01/2040	149,474	157,526
6.000% due 06/15/2028 - 05/01/2040	188,729	201,105
6.500% due 11/15/2023 - 04/01/2040	115,200	124,173
7.500% due 12/15/2023 - 06/15/2032	3,151	3,466

Small Business Administration
5.600% due 09/01/2028	4,741	5,102
7.449% due 08/01/2010	14	14

Total U.S. Government Agencies (Cost $2,215,066)		2,225,814

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
1.000% due 10/31/2011	$697	$699

Total U.S. Treasury Obligations (Cost $699)		699

MORTGAGE-BACKED SECURITIES 5.9%

Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	8,098	7,565

Bear Stearns Commercial Mortgage Securities
0.368% due 09/11/2042 (a)	22,753	271

Bear Stearns Structured Products, Inc.
5.603% due 01/26/2036	5,732	3,541

Citigroup/Deutsche Bank Commercial Mortgage Trust
0.425% due 10/15/2048 (a)	157,735	2,220

Credit Suisse First Boston Mortgage Securities Corp.
0.236% due 08/15/2038 (a)	6,919	41
0.837% due 03/25/2032	40	34

Credit Suisse Mortgage Capital Certificates
0.575% due 09/15/2039 (a)	92,865	1,642

GMAC Commercial Mortgage Securities, Inc.
0.014% due 05/10/2040 (a)	118,227	6

GS Mortgage Securities Corp. II
6.526% due 08/15/2018	7,925	8,389

JPMorgan Alternative Loan Trust
0.729% due 06/27/2037	12,347	10,159

JPMorgan Chase Commercial Mortgage Securities Corp.
0.605% due 07/15/2019	6,731	5,785

LB-UBS Commercial Mortgage Trust
0.152% due 11/15/2040 (a)	53,466	282
1.047% due 03/15/2036 (a)	2,408	25

Merrill Lynch Countrywide Commercial Mortgage Trust
0.768% due 07/09/2021	8,000	6,992

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,328	1,179

Morgan Stanley Capital I
0.500% due 11/12/2041 (a)	36,463	477
0.874% due 04/15/2038 (a)	47,118	560

Mortgage Equity Conversion Asset Trust
0.740% due 02/25/2042	638	590
0.760% due 02/25/2042	4,078	3,862
0.770% due 05/25/2042	18,944	18,085
0.800% due 10/25/2041	3,219	3,073

Structured Asset Mortgage Investments, Inc.
0.889% due 09/19/2032	116	97

Thornburg Mortgage Securities Trust
0.359% due 07/25/2036	4,080	4,028

Total Mortgage-Backed Securities (Cost $79,876)		78,903

ASSET-BACKED SECURITIES 5.3%

Amortizing Residential Collateral Trust
0.809% due 07/25/2032	19	18

BA Credit Card Trust
0.430% due 01/15/2013	4,300	4,299

Centex Home Equity
0.529% due 01/25/2032	30	23

Chase Issuance Trust
0.270% due 04/15/2013	698	697
4.260% due 05/15/2013	15,800	16,412
4.550% due 03/15/2013	7,139	7,361

CIT Group Home Equity Loan Trust
0.499% due 06/25/2033	24	19

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	$1,400	$1,026

Ford Credit Auto Owner Trust
1.650% due 06/15/2012	5,672	5,709

Home Equity Asset Trust
0.829% due 11/25/2032	2	1

Massachusetts Educational Financing Authority
1.199% due 04/25/2038	5,249	5,238

Saxon Asset Securities Trust
0.749% due 08/25/2032	3	3

SLM Student Loan Trust
1.549% due 01/25/2018	4,780	4,938
1.749% due 04/25/2023	5,673	5,874

South Carolina Student Loan Corp.
0.752% due 09/02/2014	586	586
0.802% due 03/01/2018	6,500	6,525
1.002% due 03/02/2020	8,400	8,444
1.252% due 09/03/2024	4,300	4,377

Structured Asset Securities Corp.
0.519% due 01/25/2033	69	61

Total Asset-Backed Securities (Cost $70,403)		71,611

SHORT-TERM INSTRUMENTS 4.6%

REPURCHASE AGREEMENTS 0.1%

JPMorgan Chase Bank N.A.
0.010% due 04/01/2010	100	100
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.500% due 07/15/2016 valued at $103. Repurchase proceeds are $100.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	1,325	1,325
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 05/06/2010 valued at $1,355. Repurchase proceeds are $1,325.)

		1,425

U.S. TREASURY BILLS 0.0%
0.206% due 08/26/2010 - 09/02/2010 (b)(d)(f)	506	505

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 4.5%
	6,003,868	60,117

Total Short-Term Instruments (Cost $62,047)		62,047

Total Investments 181.3% (Cost $2,428,091)		$2,439,074

Written Options (h) (0.1%) (Premiums $1,994)		(986)

Other Assets and Liabilities (Net) (81.2%)		(1,092,536)

Net Assets 100.0%		$1,345,552

62	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $449 have been pledged as collateral for swap and swaption contracts on March 31, 2010.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $26,337 at a weighted average interest rate of 0.054%. On March 31, 2010, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $1,643 and cash of $40 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	06/2010	156	$(33)

(g)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	$500	$172	$0	$172

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE A 06-1 Index	JPM	(0.540%	)	07/25/2045	$2,535	$2,192	$330	$1,862

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	4	$1	$1
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	978	397	42
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	249	73	89
Put - CME 1-Year Mid-Curve Eurodollar September Futures	97.375	09/10/2010	1,221	394	334

				$865	$466

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$1,000	$13	$0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,000	8	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	25,200	308	8
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	1,000	11	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	8,100	166	3
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	62,600	486	424

							$992	$435

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Fannie Mae 4.500% due 06/01/2041	$101.170	06/07/2010	$33,800	$137	$85

See Accompanying Notes	Annual Report	March 31, 2010	63

Schedule of Investments  GNMA Fund   (Cont.)

Transactions in written call and put options for the period ended March 31, 2010:
	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	648	$63,800	$477
Sales	4,137	694,700	5,943
Closing Buys	(1,685)	(568,000)	(3,970)
Expirations	(648)	(57,800)	(456)
Exercised	0	0	0

Balance at 03/31/2010	2,452	$132,700	$1,994

(i)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	05/01/2040	$12,000	$11,608	$11,593
Fannie Mae	4.500%	04/01/2040	41,000	41,281	41,077
Fannie Mae	4.500%	06/01/2040	20,000	19,881	19,894
Fannie Mae	5.000%	04/01/2025	73,000	76,988	76,935
Fannie Mae	5.500%	06/01/2040	74,000	77,843	77,607
Fannie Mae	6.000%	05/01/2040	42,000	44,740	44,802
Fannie Mae	6.000%	06/01/2040	14,000	14,894	14,895
Ginnie Mae	4.000%	04/01/2040	297,000	291,809	290,330
Ginnie Mae	5.500%	04/01/2040	19,000	20,128	20,087
Ginnie Mae	6.500%	04/01/2040	47,000	50,499	50,635
Ginnie Mae	6.500%	05/01/2040	14,000	15,050	15,046

				$664,721	$662,901

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
U.S. Government Agencies	$0	$1,996,233	$229,581	$2,225,814
Mortgage-Backed Securities	0	53,292	25,611	78,903
Asset-Backed Securities	0	71,611	0	71,611
Other Investments +++	60,117	2,629	0	62,746

Investments, at value	$60,117	$2,123,765	$255,192	$2,439,074
Short Sales, at value	$0	$(662,901)	$0	$(662,901)
Financial Derivative Instruments ++++	$(33)	$1,048	$0	$1,015

Totals	$60,084	$1,461,912	$255,192	$1,777,188

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
U.S. Government Agencies	$91,318	$128,976	$154	$1,636	$7,497	$0	$229,581	$7,520
Mortgage-Backed Securities	0	24,974	21	23	593	0	25,611	592

Investments, at value	$91,318	$153,950	$175	$1,659	$8,090	$0	$255,192	$8,112
Financial Derivative Instruments ++++	$447	$0	$0	$0	$(447)	$0	$0	$0

Totals	$91,765	$153,950	$175	$1,659	$7,643	$0	$255,192	$8,112

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

64	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

(k)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$49	$0	$0	$0	$0	$49
Unrealized appreciation on swap agreements	0	0	2,034	0	0	2,034

	$49	$0	$2,034	$0	$0	$2,083

Liabilities:
Written options outstanding	$986	$0	$0	$0	$0	$986

	$986	$0	$0	$0	$0	$986

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(21)	$0	$0	$0	$0	$(21)
Net realized gain (loss) on futures contracts, written options and swaps	6,809	0	(772)	0	0	6,037

	$6,788	$0	$(772)	$0	$0	$6,016

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$19	$0	$0	$0	$0	$19
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	1,923	0	(359)	0	0	1,564

	$1,942	$0	$(359)	$0	$0	$1,583

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(33) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2010	65

Schedule of Investments  Government Money Market Fund

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 2.4%

Fannie Mae
7.125% due 06/15/2010	$300	$304

Federal Home Loan Bank
0.695% due 04/21/2010	360	360
4.875% due 05/14/2010	820	824

Freddie Mac
4.125% due 07/12/2010	430	434
6.875% due 09/15/2010	700	721

Total U.S. Government Agencies (Cost $2,643)		2,643

SHORT-TERM INSTRUMENTS 83.8%

COMMERCIAL PAPER 32.7%

Fannie Mae
0.185% due 06/23/2010	2,000	1,999
0.280% due 08/03/2010	1,000	999

Federal Home Loan Bank
0.190% due 06/23/2010	1,000	1,000
0.280% due 07/09/2010	13,000	13,001
0.520% due 06/01/2010	500	500
0.550% due 06/04/2010	1,150	1,151

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
0.230% due 08/03/2010	$1,000	$999
0.250% due 06/21/2010	12,000	11,993

Straight-A Funding LLC
0.190% due 05/10/2010	3,900	3,899

		35,541

REPURCHASE AGREEMENTS 9.9%

Barclays Capital, Inc.
0.030% due 04/01/2010	9,700	9,700
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2026 valued at $9,976. Repurchase proceeds are $9,700.)

JPMorgan Chase Bank N.A.
0.010% due 04/01/2010	200	200
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $204. Repurchase proceeds are $200.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 04/01/2010	$791	$791
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 07/22/2010 valued at $810. Repurchase proceeds are $791.)

		10,691

U.S. TREASURY BILLS 37.5%
0.150% due 04/15/2010 - 02/10/2011 (a)	40,750	40,735

U.S. TREASURY CASH MANAGEMENT BILLS 3.7%
0.108% due 04/01/2010	4,000	4,000

Total Short-Term Instruments (Cost $90,967)		90,967

Total Investments 86.2% (Cost $93,610)		$93,610

Other Assets and Liabilities (Net) 13.8%		14,990

Net Assets 100.0%		$108,600

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
U.S. Government Agencies	$0	$2,643	$0	$2,643
Short-Term Instruments	0	90,967	0	90,967

Investments, at value	$0	$93,610	$0	$93,610

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.

66	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments  Income Fund

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%

International Lease Finance Corp.
10.000% due 02/23/2015	$1,700	$1,744
10.000% due 03/17/2016	1,300	1,319

Texas Competitive Electric Holdings Co. LLC
3.729% due 10/10/2014	986	799
3.751% due 10/10/2014	10	8

Total Bank Loan Obligations (Cost $3,700)		3,870

CORPORATE BONDS & NOTES 22.1%

BANKING & FINANCE 10.4%

AES Ironwood LLC
8.857% due 11/30/2025	201	198

American Express Centurion Bank
0.380% due 06/12/2012	2,000	1,967

American General Finance Corp.
4.625% due 09/01/2010	300	300

American International Group, Inc.
4.250% due 05/15/2013	500	491
5.850% due 01/16/2018	3,000	2,791
8.175% due 05/15/2068	75	64
8.250% due 08/15/2018	275	289

Bank of America Corp.
6.000% due 09/01/2017	500	521

Barclays Bank PLC
7.434% due 09/29/2049	375	375

Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,000	1,106
6.950% due 08/10/2012	137	152

Cantor Fitzgerald LP
7.875% due 10/15/2019	2,000	2,008

Capital One Capital V
10.250% due 08/15/2039	300	356

Centurion CDO III Ltd.
1.048% due 04/11/2013	1,897	1,829

Chukchansi Economic Development Authority
8.000% due 11/15/2013	25	21

CIT Group, Inc.
7.000% due 05/01/2013	841	824
7.000% due 05/01/2014	362	343
7.000% due 05/01/2015	362	338
7.000% due 05/01/2016	1,603	1,483
7.000% due 05/01/2017	1,844	1,706

Citigroup Capital XXI
8.300% due 12/21/2077	475	483

Citigroup, Inc.
6.000% due 08/15/2017	500	512

Credit Suisse New York
5.000% due 05/15/2013	4,000	4,302

El Paso Performance-Linked Trust
7.750% due 07/15/2011	250	260

Ford Motor Credit Co. LLC
7.875% due 06/15/2010	150	151
8.000% due 12/15/2016	550	580
8.125% due 01/15/2020	300	315
8.700% due 10/01/2014	400	434
9.875% due 08/10/2011	50	53

General Electric Capital Corp.
0.369% due 04/10/2012	1,060	1,045
0.379% due 11/01/2012	790	775
6.875% due 01/10/2039	4,000	4,329

GMAC, Inc.
6.000% due 04/01/2011	300	299
6.875% due 08/28/2012	100	101

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 12/31/2013	$400	$411
8.000% due 03/15/2020	650	668
8.300% due 02/12/2015	800	842

Goldman Sachs Group, Inc.
6.250% due 09/01/2017	500	538

HBOS PLC
6.750% due 05/21/2018	500	460

International Lease Finance Corp.
0.472% due 05/24/2010	25	25
4.875% due 09/01/2010	850	850
5.000% due 04/15/2010	25	25
5.300% due 05/01/2012	50	49
5.350% due 03/01/2012	150	147
5.400% due 02/15/2012	150	148
5.625% due 09/20/2013	500	472
5.750% due 06/15/2011	200	201
5.875% due 05/01/2013	2,950	2,835
8.625% due 09/15/2015	25	26
8.750% due 03/15/2017	100	102

LBI Escrow Corp.
8.000% due 11/01/2017 (b)	375	390

Nomura Holdings, Inc.
6.700% due 03/04/2020	3,800	3,951

NSG Holdings LLC
7.750% due 12/15/2025	225	204

Pacific Life Insurance Co.
9.250% due 06/15/2039	400	497

PMI Group, Inc.
6.000% due 09/15/2016	500	329

Regions Financial Corp.
7.750% due 11/10/2014	100	105
7.750% due 11/10/2014 (h)	4,000	4,213

SLM Corp.
0.409% due 07/26/2010	50	49
0.479% due 10/25/2011	1,060	1,008
5.000% due 06/15/2018	125	103
8.000% due 03/25/2020	50	49
8.450% due 06/15/2018	3,000	3,039

SLM Corp. CPI Linked Bond
4.106% due 03/15/2012	269	245
5.076% due 06/15/2013	260	228

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	91

Virgin Media Secured Finance PLC
6.500% due 01/15/2018	150	151

Wells Fargo & Co.
7.980% due 03/29/2049	400	420

		53,672

INDUSTRIALS 10.3%

American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012	14	14

American Airlines, Inc.
10.500% due 10/15/2012	375	401

American Stores Co.
8.000% due 06/01/2026	250	221

AmeriGas Partners LP
7.125% due 05/20/2016	180	183

ARAMARK Corp.
8.500% due 02/01/2015	150	154

ArvinMeritor, Inc.
8.125% due 09/15/2015	335	325

Ball Corp.
6.750% due 09/15/2020	50	51

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Berry Plastics Corp.
8.875% due 09/15/2014	$375	$368

Biomet, Inc.
10.000% due 10/15/2017	290	321
10.375% due 10/15/2017 (c)	100	110
11.625% due 10/15/2017	315	354

Building Materials Corp. of America
7.000% due 02/15/2020	25	25
7.500% due 03/15/2020	25	25

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	500	534

Charter Communications Operating LLC
8.000% due 04/30/2012 (a)	70	75
8.375% due 04/30/2014 (a)	75	77

Chesapeake Energy Corp.
7.000% due 08/15/2014	1,600	1,630

Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015	25	25
7.750% due 05/15/2017	155	156
9.500% due 05/15/2016	100	107

Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017	375	392

Coffeyville Resources LLC
9.000% due 04/01/2015 (b)	250	256

Comcast Corp.
5.900% due 03/15/2016	500	547

Community Health Systems, Inc.
8.875% due 07/15/2015	440	456

Consol Energy, Inc.
8.000% due 04/01/2017 (b)	175	181
8.250% due 04/01/2020 (b)	275	284

Continental Resources, Inc.
7.375% due 10/01/2020 (b)	100	99

CSC Holdings LLC
6.750% due 04/15/2012	75	79
7.625% due 07/15/2018	475	499
8.500% due 06/15/2015	125	133

CVS Pass-Through Trust
7.507% due 01/10/2032	4,990	5,564

Delhaize America, Inc.
8.050% due 04/15/2027	25	28

Delta Air Lines, Inc.
9.500% due 09/15/2014	375	396

Denbury Resources, Inc.
8.250% due 02/15/2020	400	426

Devon Financing Corp. ULC
6.875% due 09/30/2011	500	540

DISH DBS Corp.
7.125% due 02/01/2016	355	363

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	17	17

Eaton Vance Corp.
6.500% due 10/02/2017	1,000	1,078

El Paso Corp.
6.875% due 06/15/2014	325	333
7.750% due 01/15/2032	225	222
8.050% due 10/15/2030	225	226

El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020	500	504

Enterprise Products Operating LLC
8.375% due 08/01/2066	370	376

Equinix, Inc.
8.125% due 03/01/2018	50	52

See Accompanying Notes	Annual Report	March 31, 2010	67

Schedule of Investments  Income Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FBG Finance Ltd.
5.125% due 06/15/2015	$2,000	$2,110

Ferrellgas Partners LP
8.625% due 06/15/2020 (b)	500	500

First Data Corp.
9.875% due 09/24/2015	405	351

Forest Oil Corp.
8.500% due 02/15/2014	200	212

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	100	105

Georgia-Pacific LLC
7.000% due 01/15/2015	200	208
7.700% due 06/15/2015	215	229
8.000% due 01/15/2024	175	186
8.250% due 05/01/2016	100	109
8.875% due 05/15/2031	150	164

Harrah’s Operating Co., Inc.
10.000% due 12/15/2018	140	117

HCA, Inc.
7.250% due 09/15/2020	125	127
8.500% due 04/15/2019	250	270
9.125% due 11/15/2014	225	238
9.250% due 11/15/2016	1,290	1,375

Hexion Finance Escrow LLC
8.875% due 02/01/2018	100	99

Huntsman International LLC
8.625% due 03/15/2020	125	126

Intelsat Corp.
9.250% due 08/15/2014	250	258
9.250% due 06/15/2016	410	432

Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016	50	54

Intergen NV
9.000% due 06/30/2017	275	285

Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	5,000	5,157

Linn Energy LLC
8.625% due 04/15/2020 (b)	325	317

McClatchy Co.
11.500% due 02/15/2017	300	308

McJunkin Red Man Corp.
9.500% due 12/15/2016	250	257

MGM Mirage
9.000% due 03/15/2020	25	26
10.375% due 05/15/2014	50	55
11.125% due 11/15/2017	75	85

New Albertson’s, Inc.
7.450% due 08/01/2029	125	106

Newfield Exploration Co.
6.875% due 02/01/2020	50	51
7.125% due 05/15/2018	125	128

NFR Energy LLC
9.750% due 02/15/2017	100	100

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	305	329

Northwest Airlines, Inc.
1.001% due 05/20/2014	1,035	890

OPTI Canada, Inc.
8.250% due 12/15/2014	165	156

Oshkosh Corp.
8.250% due 03/01/2017	25	26
8.500% due 03/01/2020	25	26

Plains Exploration & Production Co.
7.625% due 04/01/2020	400	398

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

President and Fellows of Harvard College
5.625% due 10/01/2038	$1,000	$1,026

Quebecor Media, Inc.
7.750% due 03/15/2016	350	356

Quicksilver Resources, Inc.
11.750% due 01/01/2016	300	345

QVC, Inc.
7.125% due 04/15/2017	25	25
7.375% due 10/15/2020	25	25

RadNet, Inc.
10.375% due 04/01/2018 (b)	500	493

Range Resources Corp.
7.500% due 10/01/2017	75	78
8.000% due 05/15/2019	200	214

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010	25	25

SandRidge Energy, Inc.
8.625% due 04/01/2015 (c)	350	342

Sensata Technologies NV
8.000% due 05/01/2014	300	311

Shell International Finance BV
5.500% due 03/25/2040	5,000	4,919

Solutia, Inc.
7.875% due 03/15/2020	25	25

Sonat, Inc.
7.625% due 07/15/2011	200	210

Steel Dynamics, Inc.
7.625% due 03/15/2020	25	26

Suburban Propane Partners LP
7.375% due 03/15/2020	250	255

SunGard Data Systems, Inc.
9.125% due 08/15/2013	320	330

Teck Resources Ltd.
10.250% due 05/15/2016	100	120
10.750% due 05/15/2019	125	154

Times Square Hotel Trust
8.528% due 08/01/2026	2,218	1,784

TreeHouse Foods, Inc.
7.750% due 03/01/2018	25	26

TRW Automotive, Inc.
7.250% due 03/15/2017	300	291

United Airlines, Inc.
7.730% due 01/01/2012	3	4
9.750% due 01/15/2017	2,200	2,316
10.400% due 05/01/2018	1,750	1,881

Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018	50	49

Weyerhaeuser Co.
7.375% due 03/15/2032	1,000	966
7.950% due 03/15/2025	300	299

Wind Acquisition Finance S.A.
11.750% due 07/15/2017	650	722
12.000% due 12/01/2015	75	81

Windstream Corp.
8.625% due 08/01/2016	425	437

WMG Acquisition Corp.
9.500% due 06/15/2016	300	322

Wynn Las Vegas LLC
6.625% due 12/01/2014	550	551

		53,185

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 1.4%

AES Corp.
8.000% due 10/15/2017	$325	$331
8.000% due 06/01/2020	50	50
8.875% due 02/15/2011	50	52
9.750% due 04/15/2016	250	272

Berry Petroleum Co.
10.250% due 06/01/2014	25	28

Cricket Communications, Inc.
10.000% due 07/15/2015	150	157

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	250	321

Energy Future Holdings Corp.
9.750% due 10/15/2019	29	29
10.000% due 01/15/2020	100	105

Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019	36	36

Frontier Communications Corp.
7.125% due 03/15/2019	165	158

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	75	78
8.625% due 11/14/2011	25	27

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	250	257

Midwest Generation LLC
8.560% due 01/02/2016	324	331

NGPL PipeCo LLC
7.768% due 12/15/2037	1,000	1,163

NRG Energy, Inc.
7.375% due 01/15/2017	125	124
8.500% due 06/15/2019	750	763

Qwest Communications International, Inc.
7.500% due 02/15/2014	200	204

Qwest Corp.
7.500% due 06/15/2023	597	600

RRI Energy, Inc.
7.875% due 06/15/2017	75	68

Sithe Independence Funding Corp.
9.000% due 12/30/2013	422	436

Sprint Capital Corp.
6.900% due 05/01/2019	300	276
7.625% due 01/30/2011	65	67
8.750% due 03/15/2032	900	839

Sprint Nextel Corp.
6.000% due 12/01/2016	160	145

Tenaska Alabama Partners LP
7.000% due 06/30/2021	125	123

Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018	50	51

Virgin Media Finance PLC
9.500% due 08/15/2016	100	110

		7,201

Total Corporate Bonds & Notes (Cost $107,646)		114,058

CONVERTIBLE BONDS & NOTES 0.1%

Stewart Enterprises, Inc.
3.125% due 07/15/2014	400	361

U.S. Bancorp
0.000% due 09/20/2036	305	291

Total Convertible Bonds & Notes (Cost $627)		652

68	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.1%

Alameda County, California Oakland Unified School District General Obligation Bonds, Series 2009
9.500% due 08/01/2034	$300	$297

Total Municipal Bonds & Notes (Cost $300)		297

U.S. GOVERNMENT AGENCIES 58.1%

Fannie Mae
0.289% due 12/25/2036	322	319
0.349% due 03/25/2034	93	90
0.379% due 08/25/2034	35	33
0.579% due 11/25/2032 - 03/25/2044	74	71
0.629% due 04/18/2028 - 08/25/2036	155	152
0.650% due 11/25/2021	17	17
0.700% due 07/25/2021	25	25
0.950% due 08/25/2022	13	12
1.050% due 05/25/2022	10	11
1.100% due 05/25/2018 - 10/25/2020	54	54
1.150% due 04/25/2021 - 10/25/2021	92	93
1.450% due 01/25/2024 - 11/01/2028	742	762
1.550% due 11/25/2021	50	50
1.671% due 10/01/2044	21	21
1.871% due 10/01/2040	190	191
1.965% due 01/01/2035	136	138
2.068% due 08/01/2033	195	199
2.070% due 02/01/2032	74	75
2.177% due 12/01/2035	42	43
2.261% due 11/01/2033	120	122
2.286% due 09/25/2022	12	12
2.295% due 12/01/2034	484	495
2.317% due 01/01/2018	70	71
2.421% due 12/01/2035	20	20
2.500% due 12/01/2020 - 02/01/2032	236	243
2.509% due 09/01/2017 - 03/01/2033	85	87
2.556% due 07/01/2019	85	89
2.590% due 12/01/2032	48	50
2.593% due 12/01/2033	141	145
2.625% due 08/01/2018	36	37
2.647% due 02/01/2032	22	22
2.650% due 11/01/2033	15	16
2.670% due 03/01/2034	52	54
2.721% due 10/01/2025	74	76
2.792% due 09/01/2033	59	61
2.795% due 06/01/2025	4	4
2.836% due 08/01/2031	231	237
2.862% due 01/01/2018	9	9
2.971% due 04/01/2024	18	19
2.996% due 01/01/2035	366	380
3.005% due 03/01/2033	349	361
3.011% due 04/01/2032	95	98
3.016% due 07/01/2025	3	3
3.067% due 07/01/2032	40	41
3.071% due 07/01/2036	104	107
3.077% due 07/01/2032	106	109
3.078% due 11/01/2020	65	66
3.080% due 03/25/2022	23	24
3.090% due 04/25/2023	14	15
3.111% due 08/01/2017	20	20
3.125% due 09/01/2024	55	58
3.130% due 09/25/2022	11	12
3.132% due 07/01/2035	43	44
3.144% due 10/01/2032	37	39
3.180% due 01/25/2022	64	66
3.186% due 03/01/2036	560	573
3.191% due 05/01/2018	22	22
3.193% due 08/01/2032	31	32
3.220% due 05/01/2024	114	117

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.250% due 09/01/2024	$205	$213
3.258% due 01/01/2028	4	4
3.269% due 05/01/2018	38	39
3.280% due 07/01/2017	7	8
3.284% due 10/01/2034	388	403
3.287% due 12/01/2027	6	7
3.290% due 06/01/2019	19	20
3.315% due 05/01/2024	50	52
3.340% due 04/01/2017	6	6
3.344% due 07/01/2017 - 07/01/2018	94	96
3.346% due 11/01/2018	1	1
3.357% due 03/01/2020	11	11
3.361% due 08/01/2017	16	16
3.468% due 08/01/2032	26	27
3.500% due 02/01/2028	4	4
3.534% due 04/01/2033	15	15
3.545% due 01/01/2019	9	9
3.547% due 10/01/2025	4	5
3.554% due 01/01/2029	180	186
3.564% due 08/01/2026	18	19
3.590% due 07/01/2026	15	15
3.661% due 10/01/2035	525	546
3.793% due 01/01/2027	14	15
3.848% due 07/01/2018	8	8
4.138% due 05/01/2019	10	10
4.255% due 07/01/2032	670	691
4.257% due 09/01/2017	16	16
4.270% due 12/01/2027	29	30
4.336% due 03/01/2016	5	5
4.337% due 06/01/2032	366	378
4.345% due 05/01/2028	10	11
4.375% due 10/01/2016 - 11/01/2016	16	16
4.395% due 09/01/2031	164	169
4.433% due 01/01/2018	8	9
4.500% due 09/01/2016 - 09/01/2017	17	18
4.500% due 04/01/2039 - 09/01/2039 (h)	71,271	71,493
4.609% due 11/01/2029	78	81
4.611% due 09/01/2035	52	54
4.623% due 04/01/2028	25	26
4.625% due 06/01/2017 - 07/01/2017	23	24
4.653% due 09/01/2024	7	7
4.701% due 09/01/2030	90	94
4.975% due 09/01/2022	30	32
5.000% due 01/01/2016 - 08/25/2033	348	346
5.114% due 09/01/2018	24	25
5.306% due 10/01/2033	10	11
5.500% due 04/01/2037 - 05/01/2048	41,721	43,982
5.500% due 06/01/2048 (h)	761	796
5.969% due 03/01/2036	63	65
6.000% due 12/01/2032 - 04/01/2040	93,298	99,523
6.000% due 12/01/2036 (h)	21,071	22,487
6.010% due 10/01/2036	93	98
6.414% due 04/01/2027	134	137
6.500% due 06/25/2028 - 10/25/2031	440	483
6.850% due 12/18/2027	42	46
6.900% due 05/25/2023	160	176
7.000% due 07/25/2022 - 08/01/2036	3,208	3,552
7.500% due 07/25/2022 - 06/25/2042	403	452
7.660% due 05/01/2015	921	1,008
8.000% due 04/25/2021 - 07/25/2022	46	51
8.600% due 08/25/2019	304	343

Freddie Mac
0.179% due 08/05/2011 (g)	221	221
0.311% due 04/01/2011 (g)(i)	8,661	8,672

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.324% due 03/09/2011 (g)	$23	$23
1.881% due 07/25/2044	37	36
2.358% due 02/01/2033	7	7
2.545% due 10/01/2026	9	9
2.622% due 01/01/2033	29	29
2.625% due 01/01/2020	26	27
2.663% due 11/01/2031	93	96
2.698% due 01/01/2033	29	30
2.724% due 10/01/2032	92	95
2.738% due 09/01/2034	267	275
2.749% due 07/01/2034	298	308
2.794% due 09/01/2033	444	458
2.798% due 01/01/2035	309	318
2.854% due 12/01/2034	71	74
2.873% due 08/01/2034	5	5
2.875% due 04/01/2017	328	334
2.886% due 06/01/2033	52	53
2.942% due 05/01/2029	151	154
2.956% due 04/01/2033	6	6
3.021% due 08/01/2024	29	30
3.051% due 05/01/2019	8	8
3.086% due 02/01/2018	48	50
3.090% due 03/01/2032	661	680
3.103% due 09/01/2033	23	24
3.125% due 07/01/2017	42	43
3.135% due 07/01/2025 - 05/01/2033	149	154
3.137% due 07/01/2024	15	16
3.149% due 09/01/2023	38	39
3.173% due 07/01/2033	50	52
3.199% due 06/01/2019	59	60
3.202% due 03/01/2031	138	143
3.230% due 09/01/2031	284	292
3.250% due 09/01/2032	192	197
3.302% due 11/01/2029	663	681
3.303% due 02/01/2026	61	62
3.328% due 09/01/2024	37	38
3.344% due 06/01/2019	26	27
3.381% due 12/01/2033	365	375
3.390% due 08/01/2034	267	276
3.449% due 08/01/2035	15	16
3.452% due 05/01/2035	335	345
3.482% due 01/01/2035	246	258
3.500% due 10/01/2024	50	52
3.556% due 11/01/2035	279	287
3.612% due 11/01/2017	25	25
3.677% due 07/01/2033	216	223
4.000% due 02/15/2017	88	90
4.392% due 05/01/2019	436	452
4.493% due 02/01/2015	63	64
4.867% due 09/01/2018	39	40
5.053% due 04/01/2036	46	47
5.256% due 02/01/2036	116	120
5.304% due 03/01/2025	54	55
5.359% due 09/01/2037	48	51
5.459% due 09/01/2037	19	20
5.500% due 11/15/2024 - 02/01/2038	8,213	8,682
5.530% due 03/01/2025	3	3
5.533% due 05/01/2037	58	61
5.562% due 04/01/2036	67	70
5.671% due 06/01/2037	8	8
5.701% due 12/01/2037	29	31
5.743% due 09/01/2037	20	21
5.775% due 08/01/2037	7	7
5.801% due 08/01/2037	21	22
5.822% due 11/01/2036	14	14
5.844% due 01/01/2037	594	629
5.881% due 09/01/2037	35	38
5.896% due 08/01/2036	21	23
5.975% due 09/01/2036	13	14
6.000% due 03/15/2017 - 12/01/2023	2,111	2,296
6.151% due 02/01/2037	23	24
6.212% due 10/01/2035	534	555
6.500% due 11/15/2021 - 03/15/2024	398	429

See Accompanying Notes	Annual Report	March 31, 2010	69

Schedule of Investments  Income Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 01/15/2024	$43	$46
7.000% due 10/15/2013 - 12/01/2047	2,210	2,447
7.149% due 09/01/2037	706	755
7.500% due 09/01/2011 - 01/15/2023	782	833
8.500% due 06/15/2031	632	716
8.748% due 05/15/2023	61	59
9.000% due 09/15/2020 - 02/15/2021	318	352

Ginnie Mae
3.000% due 10/20/2030 - 01/20/2035	238	242
3.125% due 10/20/2025 - 12/20/2026	31	32
3.625% due 08/20/2027 - 10/20/2029	166	171
3.750% due 01/20/2032 - 03/20/2032	339	350
4.125% due 08/20/2033	25	26
4.250% due 02/20/2029	40	42
4.375% due 06/20/2022 - 06/20/2032	448	463
5.500% due 04/20/2037	59	57
6.100% due 06/15/2028 - 03/15/2029	1,919	2,088
6.490% due 01/15/2028 - 01/15/2029	1,831	2,019
27.374% due 03/20/2031	1,321	1,834

Small Business Administration
5.370% due 04/01/2028	1,773	1,900

Vendee Mortgage Trust
6.500% due 09/15/2024	251	261

Total U.S. Government Agencies (Cost $289,688)		299,124

U.S. TREASURY OBLIGATIONS 0.0%

U.S. Treasury Notes
1.000% due 09/30/2011 (g)	2	2

Total U.S. Treasury Obligations (Cost $2)		2

MORTGAGE-BACKED SECURITIES 25.7%

American Home Mortgage Investment Trust
1.930% due 10/25/2034	4,559	3,371

ASG Resecuritization Trust
5.573% due 03/26/2037	1,127	1,094

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	153	157
5.634% due 07/10/2046	500	508
6.186% due 06/11/2035	255	269

Banc of America Funding Corp.
3.030% due 05/25/2035	116	28
3.524% due 06/20/2035	159	75
4.484% due 02/20/2036	170	154
5.920% due 10/20/2046	1,672	1,096
6.000% due 09/25/2036	2,000	1,577

Banc of America Mortgage Securities, Inc.
0.629% due 03/25/2034	2	2
0.679% due 01/25/2034	25	24
0.946% due 10/25/2035	752	632
4.197% due 07/20/2032	200	176
4.595% due 04/25/2035	1,930	1,547
5.131% due 09/25/2035	1,575	1,506
5.376% due 06/25/2035	2,320	2,089

Bear Stearns Adjustable Rate Mortgage Trust
3.354% due 01/25/2035	1,922	1,622
3.610% due 04/25/2034	2,182	1,883
4.330% due 10/25/2035	3,905	3,822
4.625% due 10/25/2035	1,421	1,253
5.354% due 03/25/2035	1,555	1,313

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Alt-A Trust
0.389% due 06/25/2046	$2,921	$1,408
5.634% due 03/25/2036	400	184
6.250% due 08/25/2036	2,560	1,213

Bear Stearns Commercial Mortgage Securities
5.694% due 06/11/2050	1,000	991
5.719% due 06/11/2040	5,800	5,733
6.440% due 06/16/2030	2	2
7.000% due 05/20/2030	391	437

CC Mortgage Funding Corp.
0.359% due 05/25/2048	348	156

Chase Mortgage Finance Corp.
3.740% due 02/25/2037	936	869
6.002% due 09/25/2036	50	47

Citigroup Mortgage Loan Trust, Inc.
3.462% due 09/25/2034	2,974	2,664
4.584% due 08/25/2035	1,428	1,232

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	6,000	5,816

Countrywide Alternative Loan Trust
0.399% due 01/25/2037	600	308
0.539% due 08/25/2035	5,015	2,028
1.046% due 01/25/2036	3,144	1,955
1.791% due 07/20/2035	191	104
6.000% due 04/25/2037	2,179	1,415
6.250% due 08/25/2037	1,839	1,000
6.500% due 06/25/2036	1,423	825

Countrywide Home Loan Mortgage Pass-Through Trust
0.459% due 05/25/2035	520	303
0.499% due 03/25/2035	1,627	1,229
0.549% due 03/25/2035	267	145
3.182% due 02/25/2034	207	199
3.603% due 05/19/2033	179	163
3.711% due 07/19/2033	288	241
5.250% due 02/20/2036	163	122
5.265% due 02/25/2047	368	218
6.250% due 09/25/2036	2,000	1,523

Credit Suisse First Boston Mortgage Securities Corp.
1.379% due 03/25/2034	936	800
5.298% due 03/25/2034	180	151
5.603% due 07/15/2035	500	530
5.750% due 04/22/2033	707	716

Credit Suisse Mortgage Capital Certificates
5.509% due 03/15/2017	3,000	2,716
5.695% due 09/15/2040	3,000	2,694
6.000% due 02/25/2037	2,000	1,545
6.500% due 07/26/2036	950	537

Deutsche ALT-A Securities, Inc.
0.379% due 02/25/2047	1,443	828
0.959% due 10/25/2035	51	41

Downey Savings & Loan Association Mortgage Loan Trust
0.409% due 04/19/2048	672	214
0.629% due 11/19/2044	118	44
2.728% due 07/19/2044	81	35

First Horizon Asset Securities, Inc.
0.729% due 03/25/2018	113	106
3.067% due 03/25/2033	138	124
5.304% due 02/25/2035	1,472	1,317
5.558% due 10/25/2035	243	215

First Republic Mortgage Loan Trust
0.580% due 11/15/2031	49	42
0.730% due 11/15/2030	108	100

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	500	529

Greenpoint Mortgage Funding Trust
0.409% due 01/25/2037	2,606	1,488
0.489% due 10/25/2045	932	485

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAA Trust
6.000% due 04/01/2034	$378	$374

GSR Mortgage Loan Trust
2.230% due 04/25/2032	55	44
2.954% due 09/25/2035	293	221
3.749% due 08/25/2034	355	341
3.786% due 09/25/2034	164	140
5.219% due 11/25/2035	378	347
5.750% due 02/25/2037	540	406

Harborview Mortgage Loan Trust
0.399% due 12/19/2036	539	289
0.419% due 01/19/2038	4,946	2,740
0.539% due 08/19/2045	48	30

Indymac Index Mortgage Loan Trust
0.439% due 05/25/2046	1,537	827
3.530% due 09/25/2036	1,018	593
3.594% due 10/25/2034	249	211

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	224	203

JPMorgan Chase Commercial Mortgage Securities Corp.
5.653% due 03/18/2051	2,000	1,556

JPMorgan Mortgage Trust
5.759% due 04/25/2036	2,000	1,566
5.779% due 06/25/2036	339	253
6.093% due 10/25/2036	1,128	951

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	500	502
5.430% due 02/15/2040	500	482

Lehman XS Trust
0.329% due 05/25/2046	890	400

MASTR Adjustable Rate Mortgages Trust
0.469% due 05/25/2037	849	417
3.002% due 04/21/2034	43	41
3.097% due 11/21/2034	2,441	2,149

MASTR Alternative Loans Trust
7.000% due 06/25/2034	87	84

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	169	154

MASTR Seasoned Securities Trust
4.784% due 10/25/2032	1,149	966

Mellon Residential Funding Corp.
0.670% due 12/15/2030	46	42
0.970% due 09/15/2030	558	474

Merrill Lynch Alternative Note Asset
0.529% due 03/25/2037	624	271
5.442% due 06/25/2037	465	257

Merrill Lynch Countrywide Commercial Mortgage Trust
0.768% due 07/09/2021	5,000	4,370

Merrill Lynch Mortgage Investors, Inc.
3.014% due 02/25/2034	289	270
3.604% due 09/25/2033	41	38

MLCC Mortgage Investors, Inc.
0.569% due 04/25/2028	99	87
0.731% due 01/25/2030	285	236
0.979% due 10/25/2028	543	495
2.327% due 01/25/2029	360	309

Morgan Stanley Capital I
5.328% due 11/12/2041	580	586

Morgan Stanley Mortgage Loan Trust
5.586% due 07/25/2035	133	112
6.000% due 08/25/2037	2,000	1,567

Morgan Stanley Re-REMIC Trust
5.841% due 08/12/2045	6,000	6,064

70	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Asset Acceptance Corp.
5.500% due 05/25/2033	$67	$67
6.000% due 05/25/2033	29	28
7.000% due 04/25/2033	11	10

Provident Funding Mortgage Loan Trust
2.846% due 04/25/2034	110	105

Residential Accredit Loans, Inc.
0.409% due 06/25/2046	1,590	592
0.559% due 04/25/2037	3,172	1,509
6.000% due 08/25/2035	2,433	1,808

Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031	394	398
7.500% due 07/25/2032	1,728	1,679

Residential Asset Securitization Trust
6.000% due 03/25/2037	1,991	1,362

Residential Funding Mortgage Securities I
3.783% due 09/25/2035	3,119	2,367
5.775% due 07/27/2037	1,159	766

Sequoia Mortgage Trust
0.529% due 12/20/2034	8	6
0.579% due 07/20/2033	300	240
0.609% due 10/20/2027	34	28
0.609% due 04/20/2033	490	424
0.629% due 10/20/2027	224	193
1.129% due 12/20/2032	180	154

Structured Asset Mortgage Investments, Inc.
0.459% due 07/25/2046	119	30
0.569% due 05/19/2035	4,317	3,085
4.270% due 05/25/2045	76	39

Thornburg Mortgage Securities Trust
0.349% due 07/25/2036	2,064	2,014
0.599% due 09/25/2044	2,008	1,743
0.769% due 03/25/2044	206	137

UBS Commercial Mortgage Trust
0.814% due 07/15/2024	2,000	1,246
1.133% due 07/15/2024	3,933	3,438

Wachovia Mortgage Loan Trust LLC
6.303% due 03/20/2037	644	466

WaMu Mortgage Pass-Through Certificates
0.519% due 12/25/2045	171	115
0.539% due 01/25/2045	186	144
0.650% due 10/25/2044	186	115
0.690% due 11/25/2034	190	77
0.769% due 12/25/2027	300	261
1.471% due 02/25/2046	312	238
1.671% due 11/25/2042	13	9
3.048% due 06/25/2033	135	126
3.328% due 05/25/2046	2,217	1,405
3.328% due 07/25/2046	1,165	798

Wells Fargo Mortgage-Backed Securities Trust
2.871% due 02/25/2035	283	256
3.004% due 09/25/2034	155	152
3.063% due 09/25/2034	614	576
3.511% due 10/25/2034	203	191
5.311% due 06/26/2035	645	545
5.500% due 12/25/2033	39	40

Total Mortgage-Backed Securities (Cost $133,088)		132,432

ASSET-BACKED SECURITIES 6.9%

Ameriquest Mortgage Securities, Inc.
3.754% due 11/25/2032 (a)	177	16
5.854% due 02/25/2033 (a)	119	10

Amortizing Residential Collateral Trust
0.809% due 07/25/2032	185	169

Bear Stearns Asset-Backed Securities Trust
0.629% due 10/27/2032	51	41
0.629% due 12/25/2042	2,090	1,818

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.719% due 06/25/2036		$400	$167
0.889% due 10/25/2032		85	75
1.229% due 10/25/2037		157	104
5.250% due 10/25/2033		1,594	1,549
5.500% due 06/25/2034		1,595	1,403
5.500% due 08/25/2036		3,280	1,891

Bear Stearns Second Lien Trust
0.449% due 12/25/2036		793	543

Chase Funding Mortgage Loan Asset-Backed Certificates
0.869% due 11/25/2031		51	49

Conseco Financial Corp.
6.870% due 01/15/2029		360	379

Countrywide Asset-Backed Certificates
0.329% due 09/25/2047		254	238
0.569% due 12/25/2036		1,535	628

First Franklin Mortgage Loan Asset-Backed Certificates
0.279% due 11/25/2036		133	130

Greenpoint Manufactured Housing
8.300% due 10/15/2026		1,500	1,335

GSAA Trust
0.499% due 06/25/2035		557	336

HFC Home Equity Loan Asset-Backed Certificates
0.519% due 01/20/2034		1,749	1,557

HSI Asset Securitization Corp. Trust
0.279% due 10/25/2036		186	127
0.279% due 12/25/2036		1,409	1,088

Irwin Home Equity Corp.
0.769% due 07/25/2032		7	3

JPMorgan Mortgage Acquisition Corp.
0.279% due 10/25/2036		179	171

Morgan Stanley ABS Capital I
0.409% due 01/25/2036		465	397
1.309% due 03/25/2033		220	179

New Century Home Equity Loan Trust
0.599% due 08/25/2034		57	39

Primus CLO Ltd.
0.484% due 07/15/2021		10,141	9,127

Renaissance Home Equity Loan Trust
0.729% due 12/25/2033		224	179

Residential Asset Mortgage Products, Inc.
0.609% due 10/25/2046		4,572	2,667
1.429% due 09/25/2047		4,361	3,164
4.790% due 06/25/2033		231	228
5.340% due 08/25/2033		1,505	1,412

SBI HELOC Trust
0.399% due 08/25/2036		35	34

Soundview Home Equity Loan Trust
1.029% due 10/25/2037		157	156

Specialty Underwriting & Residential Finance
0.479% due 09/25/2036		527	473

Stony Hill CDO III Ltd.
0.896% due 10/15/2013		2,992	2,840

Structured Asset Securities Corp.
4.900% due 04/25/2035		881	663

Truman Capital Mortgage Loan Trust
0.569% due 01/25/2034		28	27

Total Asset-Backed Securities (Cost $35,796)			35,412

FOREIGN CURRENCY-DENOMINATED ISSUES 3.8%

American International Group, Inc.
0.820% due 04/26/2011	EUR	100	$132
5.750% due 03/15/2067	GBP	9,000	9,014
8.625% due 05/22/2068		1,000	1,256

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barclays Bank PLC
14.000% due 11/29/2049	GBP	200	$397

FCE Bank PLC
7.125% due 01/16/2012	EUR	450	625

Great Hall Mortgages PLC
0.865% due 06/18/2038		910	1,018

JLOC Ltd.
0.514% due 02/16/2016	JPY	6,413	52

RMAC Securities PLC
0.794% due 06/12/2044	GBP	3,044	4,080

SLM Corp.
0.913% due 11/15/2011	EUR	1,000	1,283

Superannuation Members Home Loan Programme
5.460% due 11/07/2040	AUD	1,805	1,660

UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	100	138

Total Foreign Currency-Denominated Issues (Cost $13,049)			19,655

		SHARES
COMMON STOCKS 0.2%
CIT Group, Inc. (d)		20,752	808

Total Common Stocks (Cost $532)			808

CONVERTIBLE PREFERRED SECURITIES 0.2%

Bank of America Corp.
7.250% due 12/31/2049		800	780

Wells Fargo & Co.
7.500% due 12/31/2049		300	293

Total Convertible Preferred Securities (Cost $942)			1,073

PREFERRED STOCKS 0.2%

SLM Corp.
4.770% due 01/16/2018		51,000	883

Total Preferred Stocks (Cost $574)			883

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.0%

REPURCHASE AGREEMENTS 0.4%

Barclays Capital, Inc.
0.010% due 04/01/2010		$1,300	1,300
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.117% due 05/20/2010 valued at $1,327. Repurchase proceeds are $1,300.)

State Street Bank and Trust Co.
0.010% due 04/01/2010		1,009	1,009
(Dated 03/31/2010. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $791 and U.S. Treasury Bills 0.000% due 07/22/2010 valued at $245. Repurchase proceeds are $1,009.)

			2,309

U.S. TREASURY BILLS 2.6%
0.187% due 08/26/2010 - 09/02/2010 (e)(g)(i)		13,371	13,360

See Accompanying Notes	Annual Report	March 31, 2010	71

Schedule of Investments  Income Fund   (Cont.)

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 2.0%
1,002,148	$10,035

Total Short-Term Instruments (Cost $25,703)	25,704

Total Investments 123.1% (Cost $611,647)	$633,970

Written Options (k) (0.1%) (Premiums $713)	(221)

Other Assets and Liabilities (Net) (23.0%)	(118,670)

Net Assets 100.0%	$515,079

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Payment in-kind bond security.
(d)	Non-income producing security.
(e)	Coupon represents a weighted average rate.
(f)	Affiliated to the Fund.
(g)	Securities with an aggregate market value of $22,099 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $80,945 at a weighted average interest rate of 0.257%. On March 31, 2010, securities valued at $91,627 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $179 and cash of $84 have been pledged as collateral for futures contracts. On March 31, 2010, there were no open futures contracts.
(j)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
FBG Finance Ltd.	BCLY	(1.600%	)	06/20/2015	0.540%	$2,000	$(106)	$0	$(106)
JPMorgan Chase & Co.	CITI	(4.050%	)	09/20/2012	0.436%	137	(12)	0	(12)
JPMorgan Chase & Co.	GSC	(3.000%	)	12/20/2017	0.622%	1,000	(163)	0	(163)
PMI Group, Inc.	CITI	(5.000%	)	09/20/2016	13.032%	500	133	153	(20)

							$(148)	$153	$(301)

Credit Default Swaps on Corporate Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at March 31, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
American Express Co.	MLP	4.100%		12/20/2013	0.691%	$2,000	$248	$0	$248
American International Group, Inc.	DUB	2.100%		03/20/2013	2.008%	3,000	10	0	10
General Electric Capital Corp.	DUB	4.820%		12/20/2013	1.363%	2,000	247	0	247
RRI Energy, Inc.	GSC	5.000%		09/20/2014	8.342%	300	(34)	(55)	21
SLM Corp.	GSC	5.000%		06/20/2010	1.340%	200	2	(12)	14
SLM Corp.	MLP	5.000%		12/20/2013	3.315%	2,000	116	(245)	361

							$589	$(312)	$901

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	CSFB	0.540%	07/25/2045	$3,380	$(2,922)	$(1,470)	$(1,452)
ABX.HE AA 06-2 Index	JPM	0.170%	05/25/2046	1,859	(1,608)	(781)	(827)
ABX.HE AA 07-1 Index	CSFB	0.150%	08/25/2037	9,219	(8,826)	(7,329)	(1,497)
ABX.HE AA 07-1 Index	JPM	0.150%	08/25/2037	2,514	(2,407)	(1,534)	(873)
ABX.HE AA 07-2 Index	JPM	1.920%	01/25/2038	2,604	(2,467)	(1,614)	(853)
ABX.HE AAA 06-1 Index	BCLY	0.180%	07/25/2045	14,610	(2,138)	(2,774)	636
ABX.HE AAA 06-1 Index	BOA	0.180%	07/25/2045	3,443	(504)	(663)	159
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	48	1	0	1
CDX.HY-9 5-Year Index 35-100%	MLP	1.140%	12/20/2012	1,925	25	0	25
CDX.HY-9 5-Year Index 35-100%	MLP	1.443%	12/20/2012	9,627	202	0	202
CDX.IG-9 5-Year Index 15-30%	DUB	0.560%	12/20/2012	10,000	76	0	76

					$(20,568)	$(16,165)	$(4,403)

72	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	MSC	$88,100	$3,728	$3,007	$721
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC	31,600	941	834	107

						$4,669	$3,841	$828

(k)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$119.000	04/23/2010	55	$17	$3
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	55	33	7

				$50	$10

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	$1,000	$9	$0
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	8,700	16	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	8,700	69	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	1,000	10	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	1,500	11	4
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	1,500	14	4
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	1,600	20	0
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	2,800	23	1
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	1,000	10	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	8,400	91	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	10,700	101	3
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	24,700	116	65
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	24,700	173	134

							$663	$211

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	0	$13,600	$82
Sales	832	143,600	1,155
Closing Buys	(540)	(26,600)	(357)
Expirations	(182)	(34,300)	(167)
Exercised	0	0	0

Balance at 03/31/2010	110	$96,300	$713

See Accompanying Notes	Annual Report	March 31, 2010	73

Schedule of Investments  Income Fund   (Cont.)

(l)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	4,000	04/2010	JPM	$0	$(75)	$(75)
Sell	EUR	41	04/2010	CITI	1	0	1
Sell		1,675	04/2010	JPM	110	0	110
Sell		448	04/2010	MSC	2	0	2
Sell	GBP	4,632	06/2010	RBS	0	(44)	(44)
Sell	JPY	10,000	04/2010	CITI	3	0	3

					$116	$(119)	$(3)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$1,093	$111,136	$1,829	$114,058
U.S. Government Agencies	0	299,124	0	299,124
Mortgage-Backed Securities	1,556	127,615	3,261	132,432
Asset-Backed Securities	0	23,445	11,967	35,412
Short-Term Instruments	10,035	15,669	0	25,704
Other Investments +++	1,881	23,699	1,660	27,240

Investments, at value	$14,565	$600,688	$18,717	$633,970
Financial Derivative Instruments ++++	$0	$(3,199)	$0	$(3,199)

Totals	$14,565	$597,489	$18,717	$630,771

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010
Corporate Bonds & Notes	$0	$1,812	$8	$0	$9	$0	$1,829	$9
Mortgage-Backed Securities	0	3,317	2	0	(58)	0	3,261	(58)
Asset-Backed Securities	59	11,037	97	29	772	(27)	11,967	773
Other Investments +++	0	1,685	0	(6)	(19)	0	1,660	(19)

Investments, at value	$59	$17,851	$107	$23	$704	$(27)	$18,717	$705

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++

Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(n)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$116	$0	$0	$0	$116
Unrealized appreciation on swap agreements	828	0	2,000	0	0	2,828

	$828	$116	$2,000	$0	$0	$2,944

Liabilities:
Written options outstanding	$221	$0	$0	$0	$0	$221
Unrealized depreciation on foreign currency contracts	0	119	0	0	0	119
Unrealized depreciation on swap agreements	0	0	5,803	0	0	5,803

	$221	$119	$5,803	$0	$0	$6,143

74	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$3,519	$0	$(814)	$0	$0	$2,705
Net realized gain on foreign currency transactions	0	111	0	0	0	111

	$3,519	$111	$(814)	$0	$0	$2,816

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(1,445)	$0	$11,422	$0	$0	$9,977
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	23	0	0	0	23

	$(1,445)	$23	$11,422	$0	$0	$10,000

^	See note 4 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Annual Report	March 31, 2010	75

Schedule of Investments  Long Duration Total Return Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.0%

Daimler Finance North America LLC
4.230% due 08/03/2012	$362	$362

Total Bank Loan Obligations (Cost $354)		362

CORPORATE BONDS & NOTES 47.7%

BANKING & FINANCE 19.0%

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	735	719

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	100	109

American Express Bank FSB
6.000% due 09/13/2017	200	215

American Express Co.
5.500% due 09/12/2016	300	314
6.150% due 08/28/2017	1,800	1,945
8.150% due 03/19/2038	11,200	14,548

American General Finance Corp.
4.875% due 07/15/2012	200	189
5.625% due 08/17/2011	475	465

American International Group, Inc.
4.700% due 10/01/2010	295	298
5.050% due 10/01/2015	2,000	1,859
5.850% due 01/16/2018	3,000	2,791
6.250% due 05/01/2036	7,080	6,192
6.250% due 03/15/2087	2,100	1,564
8.175% due 05/15/2068	3,400	2,898
8.250% due 08/15/2018	1,900	1,997

Anadarko Finance Co.
7.500% due 05/01/2031	14,970	16,869

Asian Development Bank
5.820% due 06/16/2028	500	528

Banco do Brasil S.A.
6.000% due 01/22/2020	9,700	9,866

Bank of America Corp.
0.580% due 08/15/2016	100	88
5.650% due 05/01/2018	3,300	3,344
5.750% due 12/01/2017	1,550	1,591
6.000% due 09/01/2017	200	208

Bank of America N.A.
6.000% due 10/15/2036	17,990	16,699

Bank One Corp.
7.625% due 10/15/2026	95	109
8.000% due 04/29/2027	100	117

Barclays Bank PLC
6.050% due 12/04/2017	1,100	1,136
7.434% due 09/29/2049	4,700	4,700
10.179% due 06/12/2021	11,560	15,114

Barrick International Bank Corp.
6.350% due 10/15/2036	10,490	10,706

Bear Stearns Cos. LLC
0.442% due 11/28/2011	100	100
0.460% due 08/15/2011	100	100
0.479% due 01/31/2011	2,200	2,204
7.250% due 02/01/2018	3,000	3,472

Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018	230	245

BNP Paribas
0.702% due 06/04/2010	2,300	2,302
5.186% due 06/29/2049	7,000	6,212

Capital One Capital V
10.250% due 08/15/2039	1,800	2,138

Caterpillar Financial Services Corp.
1.001% due 06/24/2011	8,400	8,474

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chubb Corp.
6.500% due 05/15/2038	$200	$219

Citigroup Capital XXI
8.300% due 12/21/2077	100	102

Citigroup Funding, Inc.
1.299% due 05/07/2010	3,300	3,303

Citigroup, Inc.
0.400% due 05/18/2010	100	100
5.500% due 04/11/2013	500	526
5.850% due 12/11/2034	220	200
5.875% due 05/29/2037	500	452
6.000% due 08/15/2017	3,700	3,789
6.125% due 08/25/2036	2,350	2,057
6.625% due 06/15/2032	4,250	3,983
6.875% due 03/05/2038	21,600	21,895
8.125% due 07/15/2039	19,300	22,348

Commonwealth Bank of Australia
5.000% due 10/15/2019	1,900	1,913

ConocoPhillips Canada Funding Co. I
5.950% due 10/15/2036	2,700	2,805

Countrywide Financial Corp.
5.800% due 06/07/2012	300	319

Credit Agricole S.A.
0.302% due 05/28/2010	200	200
6.637% due 05/29/2049	5,800	5,089
8.375% due 10/29/2049	10,000	10,875
9.750% due 06/29/2049	100	110

Credit Suisse AG
5.400% due 01/14/2020	8,500	8,583

Credit Suisse New York
6.000% due 02/15/2018	3,800	4,029

Credit Suisse USA, Inc.
6.125% due 11/15/2011	100	107

Fifth Third Bancorp
6.250% due 05/01/2013	255	274

General Electric Capital Corp.
0.320% due 08/15/2011	100	100
5.875% due 01/14/2038	40,550	38,681
6.150% due 08/07/2037	255	250
6.375% due 11/15/2067	6,150	5,812
6.750% due 03/15/2032	7,180	7,618
6.875% due 01/10/2039	21,600	23,374

Goldman Sachs Group, Inc.
0.351% due 06/28/2010	1,900	1,901
0.429% due 02/06/2012	500	498
5.300% due 02/14/2012	380	405
5.750% due 10/01/2016	200	214
5.950% due 01/18/2018	1,500	1,576
6.125% due 02/15/2033	3,900	3,866
6.150% due 04/01/2018	7,600	8,054
6.250% due 09/01/2017	15,300	16,473
6.450% due 05/01/2036	900	873
6.750% due 10/01/2037	30,185	30,241
7.500% due 02/15/2019	3,400	3,892

HBOS PLC
6.750% due 05/21/2018	8,500	7,822

HSBC Bank USA N.A.
5.625% due 08/15/2035	400	377
5.875% due 11/01/2034	230	224
7.000% due 01/15/2039	13,950	15,347

HSBC Capital Funding LP
4.610% due 12/29/2049	600	554
9.547% due 12/29/2049	500	511

HSBC Finance Corp.
0.500% due 05/10/2010	1,000	1,000
5.700% due 06/01/2011	400	417

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSBC Holdings PLC
6.500% due 05/02/2036	$2,040	$2,109
6.500% due 09/15/2037	7,900	8,216
6.800% due 06/01/2038	2,800	3,012

John Deere Capital Corp.
1.004% due 06/10/2011	11,700	11,797

JPMorgan Chase & Co.
0.360% due 05/16/2011	100	100
6.000% due 01/15/2018	2,000	2,175
6.400% due 05/15/2038	18,505	20,048
7.900% due 04/29/2049	2,900	3,102

JPMorgan Chase Capital XV
5.875% due 03/15/2035	17,000	15,517

JPMorgan Chase Capital XVIII
6.950% due 08/01/2066	11,500	11,305

JPMorgan Chase Capital XX
6.550% due 09/15/2066	1,710	1,610

JPMorgan Chase Capital XXII
6.450% due 01/15/2087	9,950	9,266

Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 (a)	1,200	285

Lincoln National Corp.
6.300% due 10/09/2037	400	395

Lloyds TSB Bank PLC
12.000% due 12/29/2049	3,500	3,906

Merrill Lynch & Co., Inc.
0.449% due 07/25/2011	300	298
6.050% due 08/15/2012	335	358
6.110% due 01/29/2037	200	185
6.400% due 08/28/2017	11,100	11,712
6.875% due 04/25/2018	8,400	9,066
7.750% due 05/14/2038	400	445

MetLife, Inc.
5.700% due 06/15/2035	7,400	7,121

Metropolitan Life Global Funding I
0.290% due 05/17/2010	1,500	1,500

Monumental Global Funding Ltd.
5.500% due 04/22/2013	100	107

Morgan Stanley
0.501% due 01/18/2011	300	300
2.350% due 05/14/2010	3,300	3,307
5.550% due 04/27/2017	200	205
5.625% due 01/09/2012	575	609
5.625% due 09/23/2019	1,400	1,398
6.250% due 08/28/2017	14,000	14,711
6.625% due 04/01/2018	10,100	10,789
7.250% due 04/01/2032	2,100	2,397

National City Bank
5.800% due 06/07/2017	380	396
6.200% due 12/15/2011	250	270

National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032	520	621

New York Life Insurance Co.
6.750% due 11/15/2039	5,300	5,826

Northwestern Mutual Life Insurance
6.063% due 03/30/2040	10,000	10,070

PNC Funding Corp.
5.500% due 09/28/2012	130	138

PNC Preferred Funding Trust III
8.700% due 03/29/2049	200	210

Prudential Financial, Inc.
6.625% due 12/01/2037	1,000	1,052

Rabobank Capital Funding II
5.260% due 12/29/2049	8,000	7,255

76	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rabobank Nederland NV
11.000% due 06/29/2049	$18,200	$23,489

RBS Capital Trust II
6.425% due 12/29/2049	9,690	6,250

Resona Bank Ltd.
5.850% due 09/29/2049	100	94

Royal Bank of Scotland Group PLC
0.512% due 03/30/2012	18,700	18,724
7.648% due 08/29/2049	2,850	2,401

SunTrust Banks, Inc.
6.000% due 09/11/2017	505	512

Svenska Handelsbanken AB
1.257% due 09/14/2012	5,300	5,342

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039	8,900	9,686

TNK-BP Finance S.A.
6.625% due 03/20/2017	500	516
7.500% due 07/18/2016	1,100	1,202

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	5,400	6,487

U.S. Trade Funding Corp.
4.260% due 11/15/2014	10,346	10,863

UBS AG
5.750% due 04/25/2018	10,600	10,875
5.875% due 12/20/2017	100	104

UBS Preferred Funding Trust V
6.243% due 05/29/2049	4,200	3,822

Wachovia Bank N.A.
1.150% due 05/14/2010	3,400	3,404
5.850% due 02/01/2037	1,050	984
6.600% due 01/15/2038	22,461	23,184

Wachovia Corp.
5.500% due 08/01/2035	160	141
5.625% due 10/15/2016	100	105

Wells Fargo & Co.
5.375% due 02/07/2035	100	93
5.625% due 12/11/2017	2,000	2,125
7.980% due 03/29/2049	3,200	3,360

Wells Fargo Bank N.A.
5.950% due 08/26/2036	12,400	11,688

Wells Fargo Capital X
5.950% due 12/15/2086	2,000	1,844

Wells Fargo Capital XIII
7.700% due 12/29/2049	4,935	5,120

Westpac Banking Corp.
0.447% due 12/14/2012	10,000	9,997

White Nights Finance BV for Gazprom
10.500% due 03/08/2014	3,900	4,644

		756,028

INDUSTRIALS 16.8%

Altria Group, Inc.
9.950% due 11/10/2038	4,355	5,735
10.200% due 02/06/2039	13,662	18,369

America Movil SAB de C.V.
6.125% due 03/30/2040	12,300	12,081

Amgen, Inc.
6.150% due 06/01/2018	4,900	5,523
6.375% due 06/01/2037	6,600	7,120
6.400% due 02/01/2039	2,825	3,063
6.900% due 06/01/2038	300	346

Anadarko Petroleum Corp.
6.450% due 09/15/2036	8,525	8,716
7.950% due 06/15/2039	300	362

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037	$500	$535

Anheuser-Busch InBev Worldwide, Inc.
8.000% due 11/15/2039	5,000	6,347
8.200% due 01/15/2039	12,300	15,913

Apache Corp.
6.000% due 01/15/2037	6,000	6,335

ArcelorMittal
7.000% due 10/15/2039	6,000	6,181

AstraZeneca PLC
6.450% due 09/15/2037	5,485	6,124

Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039	5,100	5,040

Barrick Gold Corp.
5.800% due 11/15/2034	10	10

Baxter International, Inc.
6.250% due 12/01/2037	1,780	1,943

Burlington Northern Santa Fe Corp.
6.150% due 05/01/2037	450	464
6.200% due 08/15/2036	500	516
6.530% due 07/15/2037	200	209

Canadian National Railway Co.
6.375% due 11/15/2037	400	443

Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,039
6.250% due 03/15/2038	1,400	1,452
6.450% due 06/30/2033	100	103
6.500% due 02/15/2037	250	266
6.750% due 02/01/2039	6,225	6,868

Caterpillar, Inc.
6.050% due 08/15/2036	4,940	5,212

Cenovus Energy, Inc.
6.750% due 11/15/2039	13,400	14,582

Cisco Systems, Inc.
5.500% due 01/15/2040	2,000	1,925

CODELCO, Inc.
7.500% due 01/15/2019	200	236

Colorado Interstate Gas Co.
6.850% due 06/15/2037	1,300	1,320

Comcast Corp.
6.400% due 05/15/2038	1,070	1,089
6.400% due 03/01/2040	23,600	24,068
6.450% due 03/15/2037	300	306
6.550% due 07/01/2039	11,000	11,421
6.950% due 08/15/2037	800	868
7.050% due 03/15/2033	10,990	11,854

Conoco Funding Co.
7.250% due 10/15/2031	10	12

Covidien International Finance S.A.
6.550% due 10/15/2037	500	561

Cox Communications, Inc.
6.450% due 12/01/2036	300	303
8.375% due 03/01/2039	14,550	18,254

CSX Corp.
6.150% due 05/01/2037	800	809
6.220% due 04/30/2040	4,200	4,251

CVS Caremark Corp.
0.552% due 06/01/2010	100	100
6.125% due 09/15/2039	1,200	1,197

CVS Pass-Through Trust
6.036% due 12/10/2028	152	151
7.507% due 01/10/2032	16,565	18,473

Daimler Finance North America LLC
8.500% due 01/18/2031	8,141	9,966

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Devon Energy Corp.
7.950% due 04/15/2032	$6,200	$7,814

Devon Financing Corp. ULC
7.875% due 09/30/2031	3,755	4,675

Dow Chemical Co.
9.400% due 05/15/2039	8,300	11,159

Eli Lilly & Co.
5.550% due 03/15/2037	35	35

Enbridge Energy Partners LP
6.300% due 12/15/2034	900	863

EnCana Corp.
6.500% due 08/15/2034	1,850	1,967
6.500% due 02/01/2038	9,550	10,202
6.625% due 08/15/2037	1,600	1,724

Energy Transfer Partners LP
6.625% due 10/15/2036	6,500	6,565
7.500% due 07/01/2038	2,100	2,359

Enterprise Products Operating LLC
5.750% due 03/01/2035	600	566

EOG Resources, Inc.
5.875% due 09/15/2017	1,900	2,075

Gaz Capital S.A.
7.288% due 08/16/2037	5,100	5,130
8.146% due 04/11/2018	1,050	1,189
8.625% due 04/28/2034	1,510	1,762
9.250% due 04/23/2019	2,600	3,087

Georgia-Pacific LLC
7.750% due 11/15/2029	80	80

Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,100	1,166

GlaxoSmithKline Capital, Inc.
5.375% due 04/15/2034	4,100	3,992
6.375% due 05/15/2038	11,700	12,949

HCA, Inc.
9.250% due 11/15/2016	100	107

Hess Corp.
7.300% due 08/15/2031	1,300	1,486

Hewlett-Packard Co.
0.362% due 03/01/2012	100	100

HJ Heinz Finance Co.
7.125% due 08/01/2039	3,750	4,269

International Business Machines Corp.
5.600% due 11/30/2039	1,210	1,225

KeySpan Corp.
5.803% due 04/01/2035	120	116

Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	4,450	4,196
6.500% due 02/01/2037	700	719
6.500% due 09/01/2039	14,400	14,851
6.950% due 01/15/2038	21,460	23,321
7.300% due 08/15/2033	3,000	3,354
7.400% due 03/15/2031	300	338

Kraft Foods, Inc.
0.750% due 08/11/2010	600	601
7.000% due 08/11/2037	900	991

Kroger Co.
7.500% due 04/01/2031	200	234

Lockheed Martin Corp.
7.750% due 05/01/2026	7	9

Marathon Oil Corp.
6.600% due 10/01/2037	900	948

McDonald’s Corp.
5.700% due 02/01/2039	55	55

See Accompanying Notes	Annual Report	March 31, 2010	77

Schedule of Investments  Long Duration Total Return Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Meccanica Holdings USA
6.250% due 01/15/2040	$2,900	$2,853

Merck & Co., Inc.
5.750% due 11/15/2036	55	57
5.850% due 06/30/2039	5,300	5,572

Monsanto Co.
5.875% due 04/15/2038	100	102

Newmont Mining Corp.
6.250% due 10/01/2039	2,700	2,709

News America, Inc.
6.200% due 12/15/2034	300	300

Norfolk Southern Corp.
7.050% due 05/01/2037	2,300	2,672
7.250% due 02/15/2031	220	256

Novartis Securities Investment Ltd.
5.125% due 02/10/2019	2,500	2,654

Nucor Corp.
6.400% due 12/01/2037	3,000	3,227

ONEOK Partners LP
6.850% due 10/15/2037	4,600	4,934

Oracle Corp.
6.125% due 07/08/2039	2,400	2,564
6.500% due 04/15/2038	4,200	4,652

Pemex Project Funding Master Trust
6.625% due 06/15/2035	520	513
6.625% due 06/15/2038	3,600	3,508

Petrobras International Finance Co.
6.875% due 01/20/2040	7,600	7,883
7.875% due 03/15/2019	10,500	12,333

Petro-Canada
5.950% due 05/15/2035	300	294

Pfizer, Inc.
7.200% due 03/15/2039	17,800	21,782

Philip Morris International, Inc.
6.375% due 05/16/2038	4,200	4,585

Plains All American Pipeline LP
6.650% due 01/15/2037	700	728

Reynolds American, Inc.
7.250% due 06/15/2037	700	715

Roche Holdings, Inc.
7.000% due 03/01/2039	16,900	20,144

Rockies Express Pipeline LLC
6.850% due 07/15/2018	200	218
6.875% due 04/15/2040	6,300	6,189
7.500% due 07/15/2038	3,100	3,221

Rohm and Haas Co.
6.000% due 09/15/2017	100	106

Siemens Financieringsmaatschappij NV
6.125% due 08/17/2026	7,000	7,466

Suncor Energy, Inc.
6.500% due 06/15/2038	2,800	2,929
6.850% due 06/01/2039	12,500	13,513

Target Corp.
6.500% due 10/15/2037	1,600	1,747
7.000% due 01/15/2038	22,140	25,677

Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	3,000	3,186
7.625% due 04/01/2037	150	167
8.375% due 06/15/2032	3,600	4,231

Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	1,000	1,041

Time Warner Cable, Inc.
6.550% due 05/01/2037	7,650	7,844
6.750% due 06/15/2039	200	210
7.300% due 07/01/2038	5,225	5,833

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Time Warner, Inc.
5.875% due 11/15/2016	$100	$109
6.200% due 03/15/2040	7,800	7,726
6.500% due 11/15/2036	100	103
7.700% due 05/01/2032	70	81

TransCanada Pipelines Ltd.
6.200% due 10/15/2037	400	416
7.250% due 08/15/2038	8,100	9,481
7.625% due 01/15/2039	10,500	12,837

Transocean, Inc.
6.800% due 03/15/2038	2,775	3,126

Union Pacific Corp.
6.150% due 05/01/2037	400	415

United Technologies Corp.
6.125% due 07/15/2038	3,500	3,746

UnitedHealth Group, Inc.
6.625% due 11/15/2037	7,400	7,717
6.875% due 02/15/2038	1,800	1,916

Usiminas Commercial Ltd.
7.250% due 01/18/2018	1,700	1,889

UST LLC
5.750% due 03/01/2018	600	594

Vale Overseas Ltd.
6.875% due 11/21/2036	1,210	1,255

Viacom, Inc.
6.875% due 04/30/2036	750	798

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	8,700	9,401
6.500% due 08/15/2037	11,000	12,236

Weyerhaeuser Co.
7.375% due 03/15/2032	11,400	11,016

Williams Partners LP
6.300% due 04/15/2040	1,100	1,097

XTO Energy, Inc.
6.100% due 04/01/2036	1,520	1,653
6.375% due 06/15/2038	800	899
6.750% due 08/01/2037	6,350	7,460

Yum! Brands, Inc.
6.875% due 11/15/2037	100	109

		670,035

UTILITIES 11.9%

AEP Texas Central Co.
6.650% due 02/15/2033	1,800	1,889

Alabama Power Co.
6.125% due 05/15/2038	5,400	5,726

Appalachian Power Co.
6.700% due 08/15/2037	3,910	4,252
7.000% due 04/01/2038	500	564

AT&T Corp.
8.000% due 11/15/2031	40,870	49,828

AT&T, Inc.
6.300% due 01/15/2038	13,750	13,999
6.400% due 05/15/2038	1,100	1,135
6.500% due 09/01/2037	450	468
6.550% due 02/15/2039	3,500	3,692

BellSouth Corp.
6.550% due 06/15/2034	365	373

British Telecommunications PLC
9.625% due 12/15/2030	730	922

Carolina Power & Light Co.
6.300% due 04/01/2038	800	864

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	5,900	6,460

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CMS Energy Corp.
6.250% due 02/01/2020	$2,500	$2,483

Columbus Southern Power Co.
5.850% due 10/01/2035	100	98
6.600% due 03/01/2033	65	70

Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	19,190	21,722

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	30,327	38,943
9.250% due 06/01/2032	3,700	4,916

Duke Energy Carolinas LLC
6.000% due 01/15/2038	4,500	4,724
6.050% due 04/15/2038	2,000	2,094
6.450% due 10/15/2032	3,080	3,313

Duke Energy Indiana, Inc.
6.450% due 04/01/2039	700	764

Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	102

EDF S.A.
5.500% due 01/26/2014	100	110
6.500% due 01/26/2019	100	112
6.950% due 01/26/2039	13,570	15,631

Embarq Corp.
7.082% due 06/01/2016	5,000	5,452

Enel Finance International S.A.
6.800% due 09/15/2037	1,500	1,585

Exelon Generation Co. LLC
6.200% due 10/01/2017	600	654

FirstEnergy Corp.
7.375% due 11/15/2031	9,350	9,703

FirstEnergy Solutions Corp.
6.800% due 08/15/2039	14,300	14,045

Florida Power & Light Co.
5.625% due 04/01/2034	100	98
5.850% due 02/01/2033	60	61
5.950% due 02/01/2038	200	206
5.960% due 04/01/2039	5,000	5,153

Florida Power Corp.
6.350% due 09/15/2037	200	217
6.400% due 06/15/2038	1,300	1,419

France Telecom S.A.
8.500% due 03/01/2031	12,975	17,259

Georgia Power Co.
5.950% due 02/01/2039	3,000	3,104

Indiana Michigan Power Co.
6.050% due 03/15/2037	800	801

Koninklijke KPN NV
8.375% due 10/01/2030	3,000	3,734

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	4,330	4,377
6.500% due 09/15/2037	7,200	7,639

NGPL PipeCo LLC
7.119% due 12/15/2017	200	225
7.768% due 12/15/2037	25,375	29,508

Northern States Power Co.
5.350% due 11/01/2039	2,000	1,903

Ohio Power Co.
6.000% due 06/01/2016	20	22
6.600% due 02/15/2033	30	32

Oncor Electric Delivery Co. LLC
7.000% due 09/01/2022	3,450	3,941
7.250% due 01/15/2033	3,000	3,384

Pacific Gas & Electric Co.
5.800% due 03/01/2037	1,000	996
6.050% due 03/01/2034	12,870	13,296

78	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 03/01/2039	$4,100	$4,332
6.350% due 02/15/2038	15,700	16,789

PacifiCorp
5.750% due 04/01/2037	60	60
6.000% due 01/15/2039	2,040	2,105
6.100% due 08/01/2036	60	63
6.250% due 10/15/2037	105	112

Pennsylvania Electric Co.
6.150% due 10/01/2038	2,400	2,371

Progress Energy, Inc.
7.750% due 03/01/2031	4,500	5,321

PSEG Power LLC
8.625% due 04/15/2031	600	770

Public Service Co. of Colorado
6.250% due 09/01/2037	235	254
6.500% due 08/01/2038	5,200	5,787

Public Service Electric & Gas Co.
5.800% due 05/01/2037	145	149

Qwest Corp.
7.500% due 06/15/2023	100	100
7.625% due 06/15/2015	100	110

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	600	582
5.838% due 09/30/2027	250	243

Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	3,887

Southern California Edison Co.
5.550% due 01/15/2037	400	395
5.625% due 02/01/2036	2,000	1,995
5.950% due 02/01/2038	7,710	8,041
6.000% due 01/15/2034	3,800	3,976
6.050% due 03/15/2039	2,900	3,068

Telecom Italia Capital S.A.
7.200% due 07/18/2036	2,880	2,916
7.721% due 06/04/2038	3,100	3,336

Telefonica Emisiones SAU
7.045% due 06/20/2036	7,100	8,030

Telefonica Europe BV
8.250% due 09/15/2030	245	301

Verizon Communications, Inc.
5.850% due 09/15/2035	3,062	2,990
6.400% due 02/15/2038	300	312
6.900% due 04/15/2038	17,400	19,253
7.350% due 04/01/2039	8,300	9,650
8.950% due 03/01/2039	7,900	10,746

Verizon Global Funding Corp.
7.750% due 12/01/2030	500	597

Virginia Electric and Power Co.
6.000% due 01/15/2036	20	21
6.000% due 05/15/2037	5,100	5,279
6.350% due 11/30/2037	3,600	3,901
8.875% due 11/15/2038	13,250	18,470

Vodafone Group PLC
6.150% due 02/27/2037	12,010	12,342

		472,722

Total Corporate Bonds & Notes (Cost $1,754,220)		1,898,785

MUNICIPAL BONDS & NOTES 3.9%

Anaheim, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	2,700	2,617

Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	1,300	1,324

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049	$11,000	$11,004

Chicago, Illinois Board of Education General Obligation Bonds, Series 2009
6.138% due 12/01/2039	5,900	5,967

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	600	641

Colorado State Certificates of Participation Bonds, Series 2009
6.650% due 09/15/2045	1,000	1,045

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	1,500	1,514

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	1,100	1,148

Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, Series 2009
6.629% due 02/15/2038	13,900	14,253

Dallas County, Texas Hospital District General Obligation Bonds, Series 2009
5.621% due 08/15/2044	2,100	2,118

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
6.249% due 12/01/2034	6,600	6,700

Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042	5,450	5,588

Detroit, Michigan Revenue Bonds, (FSA Insured), Series 2006
5.000% due 07/01/2029	250	248

District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046	7,900	8,134

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	300	262

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	200	141

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	127

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	100	102
4.500% due 07/01/2024	1,300	1,314

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	8,350	8,641

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041	2,100	2,077

Mississippi State Development Bank Special Obligation Revenue Bonds, Series 2010
6.413% due 01/01/2040	3,100	3,138

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	8,600	10,023

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.750% due 06/15/2041	9,700	9,452

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
6.491% due 06/15/2042	4,000	4,029

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.270% due 06/15/2031	$2,000	$2,313

North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	2,900	3,044

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	291

Philadelphia, Pennsylvania School District General Obligation Bonds, Series 2010
6.615% due 06/01/2030 (b)	600	604
6.765% due 06/01/2040 (b)	2,900	2,934

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	800	46

San Antonio, Texas Revenue Bonds, Series 2010
5.718% due 02/01/2041	5,350	5,378

San Diego County, California Water Authority Revenue Bonds, Series 2010
6.138% due 05/01/2049	7,800	8,009

San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	1,600	1,604

Southern California State Metropolitan Water District Revenue Bonds, Series 2009
6.538% due 07/01/2039	10,000	10,227

Texas State General Obligation Bonds, Series 2009
6.072% due 10/01/2029	2,000	2,102

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
8.303% due 02/15/2031	1,300	1,541

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.250% due 02/01/2027	1,000	1,189
8.334% due 10/01/2031	2,400	2,835

University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	8,100	8,241

University of Toledo, Ohio Revenue Bonds, Series 2009
7.875% due 06/01/2031	2,000	2,015

West Contra Costa, California Unified School District General Obligation Bonds, Series 2009
8.460% due 08/01/2034	700	766

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,395	1,904

Total Municipal Bonds & Notes (Cost $148,849)		156,650

U.S. GOVERNMENT AGENCIES 17.1%

Fannie Mae
0.000% due 06/01/2017 (h)	80,700	60,380
0.000% due 03/23/2028	300	114
0.289% due 07/25/2037	207	198
0.359% due 03/25/2036	66	60
0.429% due 10/27/2037	2,400	2,396
0.629% due 09/25/2032	197	187
0.729% due 02/25/2032	14	13
1.671% due 06/01/2043	515	516
2.549% due 12/01/2033	114	117
3.207% due 09/01/2035	140	145
3.295% due 05/25/2035	3,221	3,215
4.000% due 02/25/2019	100	103
4.300% due 08/18/2010	10	10
4.500% due 08/01/2035	343	358

See Accompanying Notes	Annual Report	March 31, 2010	79

Schedule of Investments  Long Duration Total Return Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.600% due 06/05/2018	$5,900	$6,137
5.000% due 03/15/2016 - 08/25/2033	31,694	34,777
5.347% due 11/01/2035	354	374
5.500% due 12/01/2032 - 11/01/2037	14,997	15,783
5.500% due 11/01/2036 (h)	2,278	2,404
5.625% due 04/17/2028 - 07/15/2037	72,925	76,814
5.750% due 04/12/2022	4,600	4,607
5.800% due 02/09/2026	500	517
5.900% due 07/25/2042	29	31
6.000% due 10/25/2021 - 01/01/2038	20,285	21,550
6.050% due 02/25/2044	500	549
6.080% due 09/01/2028	1,800	2,032
6.210% due 08/06/2038	12,900	14,697
6.499% due 05/25/2032	75	75
7.125% due 01/15/2030	425	536
7.250% due 05/15/2030	8	10
8.100% due 08/12/2019	200	256

Federal Farm Credit Bank
4.125% due 04/15/2010	15	15
4.180% due 09/22/2010	15	15
5.125% due 07/09/2029	500	516
5.410% due 04/17/2036	20,000	21,021
5.750% due 12/07/2028	20	22

Federal Home Loan Bank
3.660% due 09/30/2010	10	10
4.500% due 09/13/2019	11,000	11,333
5.250% due 08/15/2022	460	482
5.500% due 07/15/2036	5,855	6,047
6.640% due 12/13/2016	50	59

Financing Corp.
0.000% due 02/08/2018 - 09/26/2019	72,274	51,468

Freddie Mac
0.380% due 07/15/2019 - 10/15/2020	1,666	1,656
0.460% due 02/15/2019	910	913
0.580% due 12/15/2030	126	125
0.630% due 01/15/2033	32	32
0.730% due 09/15/2030	9	9
1.681% due 10/25/2044 - 02/25/2045	129	124
3.160% due 10/01/2035	205	214
3.750% due 03/27/2019	17,800	17,397
4.250% due 09/15/2024	14	14
4.500% due 03/15/2016	2,620	2,678
4.911% due 06/01/2035	279	292
4.976% due 04/01/2035	322	338
5.000% due 02/15/2020 - 12/01/2038	8,218	8,454
5.250% due 04/18/2016	2,000	2,215
5.400% due 03/17/2021	500	543
5.500% due 02/15/2024 - 10/15/2035	820	840
6.000% due 06/15/2035 - 10/01/2037	6,991	7,543
6.500% due 10/25/2043	186	205
8.250% due 06/01/2016	130	157

Ginnie Mae
4.375% due 05/20/2030	227	234

Israel Government AID Bond
0.000% due 11/01/2024	7,100	3,364
5.500% due 09/18/2023 - 09/18/2033	76,297	82,248

Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	166,750	80,140

Resolution Funding Corp.
0.000% due 04/15/2028	500	195

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Small Business Administration
5.290% due 12/01/2027	$1,660	$1,784
5.510% due 11/01/2027	433	468
7.449% due 08/01/2010	8	9

Tennessee Valley Authority
0.000% due 04/15/2042 (d)	500	502
4.500% due 04/01/2018	3,000	3,100
4.875% due 01/15/2048	4,050	3,745
5.375% due 04/01/2056	8,383	8,419
5.500% due 07/18/2017 - 06/15/2038	26,900	28,749
5.880% due 04/01/2036	21,000	22,615
7.125% due 05/01/2030	50,000	61,757

Total U.S. Government Agencies (Cost $690,737)		681,027

U.S. TREASURY OBLIGATIONS 23.9%

U.S. Treasury Bonds
4.375% due 02/15/2038	16,700	15,886
4.375% due 11/15/2039 (g)	96,900	91,661
4.500% due 02/15/2036	26	25
4.500% due 05/15/2038	9,100	8,833
4.500% due 08/15/2039 (g)	49,500	47,822
4.625% due 02/15/2040	2,300	2,268
5.250% due 11/15/2028	81,600	88,842
5.375% due 02/15/2031 (g)(h)	169,250	187,286
5.500% due 08/15/2028	93,650	104,917
6.125% due 11/15/2027	47,600	57,016
6.125% due 08/15/2029	1,750	2,107
6.250% due 08/15/2023	58,350	70,129
6.500% due 11/15/2026	39,500	49,029
7.125% due 02/15/2023	13,500	17,400

U.S. Treasury Notes
0.875% due 02/29/2012	1,300	1,298

U.S. Treasury Strips
0.000% due 05/15/2021	54,300	33,489
0.000% due 11/15/2021	4,700	2,819
0.000% due 08/15/2022	11,500	6,641
0.000% due 02/15/2027	64,800	28,632
0.000% due 08/15/2027	61,100	26,303
0.000% due 11/15/2027	35,400	15,235
0.000% due 08/15/2028	4,500	1,864
0.000% due 05/15/2030	28,500	10,827
0.000% due 02/15/2031 (h)	45,400	16,637
0.000% due 05/15/2032	8,400	2,817
0.000% due 05/15/2037	18,500	4,969
0.000% due 05/15/2038	15,300	3,824
0.000% due 05/15/2039	26,000	6,262
0.000% due 08/15/2039	4,700	1,112
0.000% due 11/15/2039 (h)	123,400	28,666
0.000% due 02/15/2040	70,600	16,200

Total U.S. Treasury Obligations (Cost $979,347)		950,816

MORTGAGE-BACKED SECURITIES 3.1%

American Home Mortgage Assets
1.391% due 11/25/2046	3,599	1,686

American Home Mortgage Investment Trust
2.229% due 02/25/2045	53	41
5.000% due 09/25/2035	242	234

Banc of America Commercial Mortgage, Inc.
4.877% due 07/10/2042	725	734
7.226% due 10/11/2037	93	108

Banc of America Funding Corp.
3.030% due 05/25/2035	95	88
6.030% due 01/20/2047	213	149

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	7	8

Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035	1,269	1,183

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.810% due 03/25/2035	$1,527	$1,430
2.934% due 03/25/2035	620	587
3.048% due 11/25/2030	13	12
3.537% due 02/25/2034	70	60
3.605% due 11/25/2034	160	135
4.042% due 05/25/2034	46	43
4.625% due 10/25/2035	508	448
5.394% due 05/25/2047	5,991	4,161

Bear Stearns Alt-A Trust
5.158% due 09/25/2035	15,176	11,243
5.590% due 11/25/2036	565	370
5.599% due 11/25/2036	342	226

CC Mortgage Funding Corp.
0.359% due 05/25/2048	166	74

Chase Mortgage Finance Corp.
5.424% due 03/25/2037	2,247	1,879

Citigroup Mortgage Loan Trust, Inc.
0.299% due 01/25/2037	180	155
1.029% due 08/25/2035	562	387
2.510% due 08/25/2035	873	782
2.760% due 10/25/2035	21,480	17,834
4.248% due 08/25/2035	661	586
4.700% due 12/25/2035	388	356

Commercial Mortgage Pass-Through Certificates
0.448% due 02/05/2019	200	184

Countrywide Alternative Loan Trust
0.379% due 05/20/2046	283	270
0.419% due 09/25/2046	4,604	2,194
0.424% due 12/20/2046	2,432	1,258
0.439% due 03/20/2046	579	301
0.509% due 02/25/2037	260	143
5.500% due 03/25/2036	414	262
6.250% due 08/25/2037	480	261

Countrywide Home Loan Mortgage Pass-Through Trust
0.569% due 06/25/2035	290	256
3.388% due 02/20/2035	208	176
3.510% due 11/25/2034	476	404
3.563% due 04/20/2035	142	128
3.960% due 08/25/2034	537	435
5.250% due 05/25/2035	195	73
5.250% due 02/20/2036	957	676

Credit Suisse First Boston Mortgage Securities Corp.
3.169% due 07/25/2033	131	120
3.483% due 08/25/2033	86	82
3.936% due 05/15/2038	355	362

CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	456

Deutsche ALT-A Securities, Inc.
0.299% due 01/25/2047	1	1

Downey Savings & Loan Association Mortgage Loan Trust
0.489% due 08/19/2045	323	197

First Horizon Asset Securities, Inc.
2.916% due 12/25/2033	216	204
5.343% due 08/25/2035	130	116

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	167	169
4.596% due 11/10/2038	1,270	1,284

GMAC Mortgage Corp. Loan Trust
4.057% due 06/25/2034	83	70

Greenpoint Mortgage Funding Trust
0.329% due 09/25/2046	191	185

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,789	4,664

GS Mortgage Securities Corp. II
6.878% due 05/03/2018	1,000	1,054

GSR Mortgage Loan Trust
2.954% due 09/25/2035	439	406
5.219% due 11/25/2035	131	121

80	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harborview Mortgage Loan Trust
0.319% due 01/19/2038	$100	$99
0.409% due 07/19/2046	5,110	2,685
0.419% due 01/19/2038	1,671	926
0.429% due 09/19/2046	1,334	719
0.469% due 03/19/2036	566	315
4.154% due 07/19/2035	173	137

Indymac Index Mortgage Loan Trust
0.429% due 06/25/2047	1,971	978
2.948% due 12/25/2034	84	61
5.368% due 04/25/2037	462	242
5.686% due 04/25/2037	1,060	609

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	700	684
5.429% due 12/12/2043	600	603
5.746% due 02/12/2049	2,900	2,886
5.794% due 02/12/2051	300	300
5.818% due 06/15/2049	10	10

JPMorgan Mortgage Trust
3.442% due 07/25/2035	16,960	16,008
5.016% due 02/25/2035	118	116

LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031	10	10
5.020% due 08/15/2029	1,140	1,125
5.866% due 09/15/2045	100	99

MASTR Adjustable Rate Mortgages Trust
0.439% due 04/25/2046	1,759	934
3.097% due 11/21/2034	600	530

Mellon Residential Funding Corp.
0.580% due 11/15/2031	369	348
0.670% due 12/15/2030	401	362

Merrill Lynch Countrywide Commercial Mortgage Trust
0.768% due 07/09/2021	2,400	2,098

Merrill Lynch Mortgage Investors, Inc.
0.439% due 02/25/2036	709	512
3.051% due 05/25/2033	72	68
3.169% due 02/25/2034	54	51
5.023% due 05/25/2033	59	58

MLCC Mortgage Investors, Inc.
0.479% due 11/25/2035	33	24
1.229% due 10/25/2035	48	39
4.250% due 10/25/2035	370	339

Morgan Stanley Capital I
5.332% due 12/15/2043	495	498

Prime Mortgage Trust
0.629% due 02/25/2034	23	20

Residential Accredit Loans, Inc.
0.439% due 04/25/2046	476	190
6.000% due 06/25/2036	265	143

Residential Asset Securitization Trust
0.629% due 01/25/2046	648	292

Structured Adjustable Rate Mortgage Loan Trust
0.449% due 05/25/2037	460	271
1.871% due 01/25/2035	207	98
5.139% due 08/25/2035	90	66
5.190% due 12/25/2034	834	725

Structured Asset Mortgage Investments, Inc.
0.329% due 09/25/2047	161	158
0.439% due 04/25/2036	169	91
0.449% due 05/25/2036	609	317
0.479% due 07/19/2035	193	145
0.509% due 02/25/2036	1,351	781
0.539% due 12/25/2035	23	12
0.559% due 10/19/2034	74	65

Structured Asset Securities Corp.
2.920% due 02/25/2032	3	3

Thornburg Mortgage Securities Trust
0.329% due 03/25/2037	189	181
0.339% due 11/25/2046	90	88

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Bank Commercial Mortgage Trust
0.310% due 06/15/2020	$2,847	$2,516
0.322% due 09/15/2021	594	530
5.237% due 07/15/2041	490	504
5.740% due 05/15/2043	2,500	2,588

WaMu Mortgage Pass-Through Certificates
0.499% due 12/25/2045	257	196
0.519% due 10/25/2045	1,584	1,224
0.769% due 12/25/2027	5,016	4,365
1.171% due 02/25/2047	1,802	953
1.171% due 03/25/2047	1,144	669
1.201% due 01/25/2047	7	4
1.231% due 04/25/2047	4,042	2,451
1.760% due 05/25/2041	104	94
1.871% due 08/25/2042	6	4
1.971% due 11/25/2046	215	139
2.784% due 03/25/2034	979	907
3.328% due 05/25/2046	115	73
3.328% due 09/25/2046	63	39
3.328% due 10/25/2046	20	13
5.562% due 12/25/2036	1,152	831
5.828% due 02/25/2037	1,892	1,301

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.441% due 05/25/2046	1,316	663

Wells Fargo Mortgage-Backed Securities Trust
3.097% due 09/25/2034	550	542
4.943% due 01/25/2035	117	114
4.950% due 03/25/2036	700	617
5.424% due 08/25/2036	140	137

Total Mortgage-Backed Securities (Cost $116,934)		121,104

ASSET-BACKED SECURITIES 1.8%

ACE Securities Corp.
0.279% due 12/25/2036	1,377	1,231

Amortizing Residential Collateral Trust
0.809% due 07/25/2032	1	1

Asset-Backed Securities Corp. Home Equity
0.504% due 09/25/2034	16	13

BA Credit Card Trust
0.240% due 02/15/2013	5,100	5,094
0.430% due 01/15/2013	1,100	1,100
0.810% due 04/15/2013	2,000	2,004

Bear Stearns Asset-Backed Securities Trust
4.281% due 10/25/2036	106	75
4.323% due 07/25/2036	326	209

Capital Auto Receivables Asset Trust
0.290% due 05/15/2011	34	34
1.680% due 10/15/2012	1,300	1,311

Chase Issuance Trust
0.250% due 03/15/2013	5,600	5,594
1.757% due 09/15/2015	6,600	6,873

Citigroup Mortgage Loan Trust, Inc.
0.289% due 07/25/2045	51	39

Countrywide Asset-Backed Certificates
0.279% due 05/25/2037	758	745
0.279% due 06/25/2047	1,637	1,581
0.299% due 06/25/2047	1,307	1,247
0.309% due 06/25/2037	2,115	2,039
0.339% due 10/25/2046	1,118	1,094
0.409% due 09/25/2036	533	421
0.709% due 12/25/2031	15	8

Credit-Based Asset Servicing & Securitization LLC
0.299% due 01/25/2037	57	26
0.349% due 07/25/2037	115	88

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Franklin Mortgage Loan Asset-Backed Certificates
0.269% due 09/25/2036	$4	$4
0.279% due 03/25/2037	11	11

First NLC Trust
0.299% due 08/25/2037	48	33

Fremont Home Loan Trust
0.339% due 02/25/2036	178	176

GE-WMC Mortgage Securities LLC
0.269% due 08/25/2036	3	1

GSAMP Trust
0.299% due 10/25/2036	11	10
0.299% due 12/25/2036	27	18

HFC Home Equity Loan Asset-Backed Certificates
0.499% due 01/20/2035	138	116

HSI Asset Securitization Corp. Trust
0.279% due 12/25/2036	305	236
0.289% due 05/25/2037	71	66

Indymac Residential Asset-Backed Trust
0.309% due 07/25/2037	30	30

Lehman ABS Mortgage Loan Trust
0.319% due 06/25/2037	35	15

Long Beach Mortgage Loan Trust
0.509% due 10/25/2034	5	4

MASTR Asset-Backed Securities Trust
0.309% due 05/25/2037	48	46

Merrill Lynch First Franklin Mortgage Loan Trust
0.289% due 07/25/2037	90	88

Mesa Trust Asset-Backed Certificates
0.629% due 12/25/2031	89	74

Nelnet Student Loan Trust
0.779% due 04/27/2015	676	677

New Century Home Equity Loan Trust
0.599% due 08/25/2034	17	11

Park Place Securities, Inc.
0.541% due 10/25/2034	105	101

Residential Asset Securities Corp.
0.299% due 02/25/2037	81	78
0.339% due 04/25/2037	182	178

Securitized Asset-Backed Receivables LLC Trust
0.359% due 05/25/2037	153	106

SLM Student Loan Trust
0.229% due 04/25/2014	16	16
0.239% due 10/27/2014	42	42
0.239% due 10/25/2018	75	75
0.249% due 04/25/2017	861	860
0.749% due 10/25/2017	5,500	5,499
1.749% due 04/25/2023	29,919	30,978

Soundview Home Equity Loan Trust
0.309% due 06/25/2037	67	57

Wells Fargo Home Equity Trust
0.329% due 03/25/2037	38	38

Total Asset-Backed Securities (Cost $67,510)		70,471

SOVEREIGN ISSUES 1.9%

Albania Government International Bond
0.000% due 08/31/2025	4,800	1,920

Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020	13,700	13,632
6.500% due 06/10/2019	2,100	2,252

Brazil Government International Bond
7.875% due 03/07/2015	5,000	5,937

See Accompanying Notes	Annual Report	March 31, 2010	81

Schedule of Investments  Long Duration Total Return Fund   (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colombia Government International Bond
6.125% due 01/18/2041		$8,700	$8,352
7.375% due 09/18/2037		720	810

Korea Development Bank
0.391% due 04/06/2010		800	800

Mexico Government International Bond
5.950% due 03/19/2019		18,800	20,398
6.050% due 01/11/2040		8,425	8,446
6.750% due 09/27/2034		428	473

Qatar Government International Bond
6.400% due 01/20/2040		10,700	11,235

Total Sovereign Issues (Cost $73,086)			74,255

FOREIGN CURRENCY-DENOMINATED ISSUES 3.7%

American International Group, Inc.
5.750% due 03/15/2067	GBP	500	501

Brazil Government International Bond
10.250% due 01/10/2028	BRL	13,000	7,420
12.500% due 01/05/2016		2,000	1,285

Canada Government Bond
3.500% due 06/01/2020	CAD	16,000	15,540

General Electric Capital Corp.
5.500% due 09/15/2066	GBP	100	132

Goldman Sachs Group, Inc.
7.250% due 04/10/2028		2,000	3,504

HSBC Holdings PLC
6.375% due 10/18/2022		2,300	3,722

Merrill Lynch & Co., Inc.
7.750% due 04/30/2018		1,900	3,261

Republic of Germany
3.250% due 01/04/2020	EUR	7,300	10,002
3.750% due 01/04/2019		72,500	103,573

Total Foreign Currency-Denominated Issues (Cost $151,154)			148,940

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.2%

American International Group, Inc.
8.500% due 08/01/2011	74,450	$761

Wells Fargo & Co.
7.500% due 12/31/2049	7,300	7,132

Total Convertible Preferred Securities (Cost $9,894)		7,893

PREFERRED STOCKS 0.0%

DG Funding Trust
2.501% due 12/31/2049	46	375

Total Preferred Stocks (Cost $465)		375

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.5%

CERTIFICATES OF DEPOSIT 0.3%

Sao Paolo IMI NY
0.894% due 06/09/2010	$11,000	11,004

COMMERCIAL PAPER 0.3%

Fannie Mae
0.181% due 06/23/2010	12,000	11,997

REPURCHASE AGREEMENTS 1.6%

Barclays Capital, Inc.
0.030% due 04/01/2010	60,000	60,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $61,283. Repurchase proceeds are $60,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley
0.030% due 04/01/2010	$3,300	$3,300
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2014 valued at $3,376. Repurchase proceeds are $3,300.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	332	332
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $340. Repurchase proceeds are $332.)

		63,632

U.S. TREASURY BILLS 0.0%
0.211% due 08/26/2010 - 09/02/2010 (c)(f)	740	739

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.3%
	1,227,103	12,287

Total Short-Term Instruments (Cost $99,654)		99,659

Total Investments 105.8% (Cost $4,092,204)		$4,210,337

Written Options (j) (0.1%) (Premiums $8,906)		(2,707)

Other Assets and Liabilities (Net) (5.7%)		(228,719)

Net Assets 100.0%		$3,978,912

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average rate.
(d)	Security becomes interest bearing at a future date.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $739 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $117,439 at a weighted average interest rate of 0.196%. On March 31, 2010, securities valued at $111,863 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $6,702 and cash of $106 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	1,967	$2,977
90-Day Eurodollar June Futures	Long	06/2010	681	2,920
90-Day Eurodollar September Futures	Long	09/2010	2,195	5,068
Euro-Bund 10-Year Bond June Futures Call Options Strike @ EUR 125.000	Short	06/2010	294	12
Euro-Bund 10-Year Bond June Futures Put Options Strike @ EUR 121.000	Short	06/2010	294	4
Ultra Long-Term U.S. Treasury Bond June Futures	Long	06/2010	599	(625)

				$10,356

82	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

(i)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	0.926%	$10	$0	$0	$0
General Electric Capital Corp.	DUB	1.000%	06/20/2010	0.911%	100	0	0	0
General Electric Capital Corp.	DUB	1.000%	03/20/2011	0.929%	100	0	(1)	1
General Electric Capital Corp.	JPM	5.000%	06/20/2010	0.911%	500	5	(18)	23

						$5	$(19)	$24

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	5.000%	12/19/2028	RBS	CAD	11,500	$(252)	$(92)	$(160)
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	JPM		6,600	127	41	86
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$33,100	873	459	414
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB		108,100	2,850	1,579	1,271
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	DUB		12,400	326	180	146
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	RBS		82,900	2,186	1,114	1,072
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		107,000	3,890	2,450	1,440
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	CSFB		400,000	14,540	9,021	5,519
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	DUB		90,000	3,271	1,894	1,377
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	MSC		32,000	1,164	682	482
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	RBS		171,000	6,215	3,945	2,270
Pay	6-Month EUR-LIBOR	2.500%	03/17/2012	HSBC	EUR	69,600	640	(25)	665
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY	MXN	316,800	977	228	749

							$36,807	$21,476	$15,331

(j)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	202	$56	$33
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	92	29	4
Call - CBOT U.S. Treasury 30-Year Bond June Futures	121.000	05/21/2010	500	296	83
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	121	43	43
Put - CBOT U.S. Treasury 10-Year Note June Futures	115.000	05/21/2010	81	36	49
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	92	20	12
Put - CBOT U.S. Treasury 30-Year Bond June Futures	113.000	05/21/2010	500	370	280

				$850	$504

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$21,200	$306	$0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	21,200	159	7
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	6,400	23	19
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	6,400	17	16
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	35,900	154	94
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	35,900	261	194
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	800	6	0
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	34,800	63	1
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	34,800	275	1
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	9,200	131	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	38,700	116	16
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	58,200	173	19
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	2,300	15	7

See Accompanying Notes	Annual Report	March 31, 2010	83

Schedule of Investments  Long Duration Total Return Fund   (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	$2,300	$9	$6
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	28,300	100	74
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	28,300	224	153
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.600%	05/21/2010	5,100	24	17
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.100%	05/21/2010	5,100	32	30
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	7,800	35	31
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	7,800	37	50
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	37,200	326	0
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	49,300	458	16
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	70,800	745	1
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	70,800	712	23
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	60,700	178	159
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	60,700	256	328
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	10,700	42	42
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	10,700	59	68
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	29,600	250	10
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,000	33	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	18,900	190	5
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	9,800	81	0
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	9,800	42	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.600%	05/21/2010	10,800	39	35
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.100%	05/21/2010	10,800	82	63
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	37,200	115	110
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	37,200	107	91
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	35,900	241	140
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	35,900	287	230
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	45,700	496	1
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	52,600	553	17
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	100	1	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	48,900	492	12
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	17,200	111	117

							$8,056	$2,203

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	456	$161,954	$1,337
Sales	2,288	2,122,300	15,761
Closing Buys	(342)	(831,454)	(6,640)
Expirations	(814)	(287,000)	(1,552)
Exercised	0	0	0

Balance at 03/31/2010	1,588	$1,165,800	$8,906

(k)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	05/01/2040	$14,000	$14,422	$14,380
Fannie Mae	5.500%	04/01/2040	1,000	1,050	1,053
Fannie Mae	5.500%	06/01/2040	25,000	26,371	26,219
Fannie Mae	6.000%	05/01/2040	4,000	4,263	4,267
Freddie Mac	5.500%	04/01/2040	1,000	1,057	1,056

				$47,163	$46,975

(l)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	7,982	04/2010	GSC	$70	$0	$70
Buy		7,982	04/2010	HSBC	18	0	18
Sell		7,982	06/2010	HSBC	0	(18)	(18)
Sell	CAD	16,316	04/2010	JPM	0	(417)	(417)
Buy	CNY	5,806	06/2010	BCLY	0	(2)	(2)
Sell		2,433	06/2010	BOA	2	0	2
Buy		2,432	06/2010	CITI	0	0	0
Buy		1,046	06/2010	DUB	0	(1)	(1)

84	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	7,562	06/2010	HSBC	$0	$(3)	$(3)
Sell		4,391	06/2010	MSC	4	0	4
Buy		2,607	11/2010	BCLY	0	(5)	(5)
Buy		4,226	11/2010	CITI	0	(9)	(9)
Buy		10,905	11/2010	DUB	0	(25)	(25)
Sell		76,821	11/2010	DUB	37	0	37
Buy		5,298	11/2010	HSBC	0	(12)	(12)
Buy		4,294	11/2010	MSC	0	(11)	(11)
Buy		76,821	11/2010	UBS	0	(174)	(174)
Buy		2,391	01/2011	BOA	0	(3)	(3)
Buy		4,316	01/2011	MSC	0	(6)	(6)
Buy		76,821	06/2011	DUB	0	(34)	(34)
Buy	EUR	140	04/2010	BOA	0	(3)	(3)
Sell		67	04/2010	BOA	2	0	2
Sell		81,281	04/2010	JPM	5,331	0	5,331
Buy		149	04/2010	MSC	0	(4)	(4)
Sell		3,325	04/2010	RBC	28	0	28
Sell		60	04/2010	RBS	1	0	1
Sell	GBP	7,222	06/2010	RBS	0	(69)	(69)
Buy	KRW	10,551,450	07/2010	RBS	186	0	186
Sell	MXN	3,238	04/2010	BCLY	0	(10)	(10)
Buy		163,006	04/2010	BOA	863	0	863
Buy		824	04/2010	CITI	1	0	1
Buy		761	04/2010	DUB	3	0	3
Sell		824	04/2010	DUB	0	0	0
Buy		820	04/2010	GSC	3	0	3
Buy		20,845	04/2010	HSBC	128	0	128
Buy		9,415	04/2010	JPM	50	0	50
Sell		245,945	04/2010	MSC	0	(465)	(465)
Buy		54,335	04/2010	UBS	288	0	288
Buy		824	09/2010	DUB	0	0	0
Buy		245,945	09/2010	MSC	459	0	459
Buy	MYR	464	06/2010	MSC	6	0	6
Buy		2,800	10/2010	BCLY	29	0	29
Buy		412	10/2010	BOA	5	0	5
Buy		1,365	10/2010	CITI	15	0	15
Buy		180	10/2010	DUB	2	0	2
Sell	PHP	8,343	04/2010	BCLY	0	(2)	(2)
Sell		26,925	04/2010	CITI	0	(3)	(3)
Buy		43,248	04/2010	DUB	37	0	37
Sell		7,980	04/2010	DUB	0	(2)	(2)
Buy		8,343	11/2010	BCLY	1	0	1
Buy		26,925	11/2010	CITI	2	(1)	1
Buy		7,980	11/2010	DUB	1	0	1
Buy	SGD	284	06/2010	BCLY	3	0	3
Buy		1,348	06/2010	CITI	1	(8)	(7)
Buy		226	06/2010	DUB	1	0	1
Buy		170	06/2010	UBS	1	0	1
Buy		4,539	09/2010	BCLY	2	0	2
Buy		3,374	09/2010	CITI	13	0	13
Buy		2,905	09/2010	GSC	11	0	11

					$7,604	$(1,287)	$6,317

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$1,887,922	$10,863	$1,898,785
Municipal Bonds & Notes	0	156,650	0	156,650
U.S. Government Agencies	0	681,027	0	681,027
U.S. Treasury Obligations	0	950,816	0	950,816
Foreign Currency-Denominated Issues	0	148,940	0	148,940
Other Investments +++	20,180	353,564	375	374,119

Investments, at value	$20,180	$4,178,919	$11,238	$4,210,337
Short Sales, at value	$0	$(46,975)	$0	$(46,975)
Financial Derivative Instruments ++++	$10,356	$18,965	$0	$29,321

Totals	$30,536	$4,150,909	$11,238	$4,192,683

See Accompanying Notes	Annual Report	March 31, 2010	85

Schedule of Investments  Long Duration Total Return Fund   (Cont.)

March 31, 2010

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010
Corporate Bonds & Notes	$0	$10,675	$(35)	$(32)	$255	$0	$10,863	$255
Other Investments +++	0	0	0	0	(86)	461	375	(86)

Investments, at value	$0	$10,675	$(35)	$(32)	$169	$461	$11,238	$169

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(n)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$970	$0	$0	$0	$0	$970
Unrealized appreciation on foreign currency contracts	0	7,604	0	0	0	7,604
Unrealized appreciation on swap agreements	15,491	0	24	0	0	15,515

	$16,461	$7,604	$24	$0	$0	$24,089

Liabilities:
Written options outstanding	$2,707	$0	$0	$0	$0	$2,707
Unrealized depreciation on foreign currency contracts	0	1,287	0	0	0	1,287
Unrealized depreciation on swap agreements	160	0	0	0	0	160

	$2,867	$1,287	$0	$0	$0	$4,154

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$42,834	$0	$(378)	$0	$0	$42,456
Net realized (loss) on foreign currency transactions	0	(2,068)	0	0	0	(2,068)

	$42,834	$(2,068)	$(378)	$0	$0	$40,388

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$5,902	$0	$1,609	$0	$0	$7,511
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	7,223	0	0	0	7,223

	$5,902	$7,223	$1,609	$0	$0	$14,734

^	See note 4 in the Notes to Financial Statements for additional information.
^^

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $10,356 as reported in the Notes to Schedule of Investments.

86	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments  Long-Term U.S. Government Fund

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 5.3%

BANKING & FINANCE 4.8%

Bank of America Corp.
0.511% due 10/14/2016	$5,000	$4,529
0.756% due 09/11/2012	23,305	22,960

Goldman Sachs Group, Inc.
0.429% due 02/06/2012	5,100	5,075
0.551% due 06/28/2010	2,300	2,302

HSBC Finance Corp.
0.501% due 01/15/2014	5,000	4,809
0.682% due 06/01/2016	3,000	2,848

International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,766

Morgan Stanley
0.701% due 10/18/2016	9,400	8,608
0.731% due 10/15/2015	3,000	2,783
2.350% due 05/14/2010	6,900	6,915

Textron Financial Corp.
4.600% due 05/03/2010	3,000	3,000

U.S. Trade Funding Corp.
4.260% due 11/15/2014	4,214	4,425

Wachovia Bank N.A.
1.150% due 05/14/2010	1,450	1,452

		72,472

INDUSTRIALS 0.5%

Avon Products, Inc.
5.125% due 01/15/2011	2,800	2,899

Gannett Co., Inc.
5.750% due 06/01/2011	2,200	2,247

Loews Corp.
5.250% due 03/15/2016	3,000	3,130

		8,276

Total Corporate Bonds & Notes (Cost $79,653)		80,748

MUNICIPAL BONDS & NOTES 0.8%

Anaheim, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	5,345	5,182

Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	100	102

California State Los Angeles Community College District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,388

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	600	626

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
5.999% due 12/01/2044	355	373

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	2,000	2,040

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	691

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	194

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	100	101

Total Municipal Bonds & Notes (Cost $11,537)		11,697

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 24.2%

Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	$15,489	$6,454
0.289% due 07/25/2037	2,001	1,917
0.429% due 03/18/2031	641	640
0.479% due 06/25/2044	8	8
0.679% due 10/25/2030	13	13
0.829% due 10/25/2017	169	169
1.129% due 04/25/2032	148	150
1.300% due 03/25/2022	110	112
1.671% due 06/01/2043 - 03/01/2044	1,631	1,637
2.653% due 10/01/2024	66	67
2.907% due 12/01/2027	62	64
2.970% due 08/01/2026	17	17
3.065% due 05/01/2025	21	22
3.067% due 11/01/2023	226	235
3.125% due 10/01/2024	1	1
3.174% due 02/01/2028	19	20
3.182% due 11/01/2034	346	360
3.232% due 07/01/2035	505	522
4.000% due 03/01/2029	621	618
4.250% due 04/25/2037	365	311
4.500% due 06/01/2023 - 09/01/2035	8,058	8,106
4.700% due 04/01/2028	89	93
5.000% due 02/01/2027 - 08/25/2036	12,150	12,110
5.375% due 04/11/2022	11,900	12,576
5.380% due 07/01/2033	2,326	2,371
5.500% due 07/01/2024 - 09/01/2036	13,381	13,984
5.625% due 04/17/2028	200	216
5.800% due 02/09/2026	15,000	15,507
6.000% due 01/01/2019 - 09/01/2036	2,473	2,660
6.250% due 12/25/2013	4	4
6.500% due 02/01/2022 - 08/01/2037	7,300	8,001
6.750% due 06/25/2032	6,702	7,185
6.900% due 05/25/2023	170	187
6.950% due 07/25/2020	45	50
7.000% due 06/25/2022 - 03/01/2038	4,732	5,270
7.800% due 10/25/2022	26	29
9.000% due 08/01/2021 - 11/01/2030	73	85

Farmer Mac
7.344% due 07/25/2011	1,476	1,475

Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	21,487
5.050% due 03/28/2019	1,000	1,068
5.125% due 07/09/2029	675	697
5.150% due 03/25/2020	1,000	1,077
5.750% due 12/07/2028	500	541

Federal Housing Administration
6.896% due 07/01/2020	1,152	1,141
7.000% due 11/25/2019	280	277
7.430% due 11/01/2019 - 06/01/2024	608	607

Financing Corp.
0.000% due 09/26/2019	2,500	1,609

Freddie Mac
0.000% due 12/11/2025	11,600	4,981
0.630% due 01/15/2033	360	360
0.730% due 04/15/2029 - 12/15/2032	491	492
0.780% due 06/15/2031	165	166
1.250% due 09/15/2021	53	53
1.681% due 10/25/2044	6,903	6,614
1.881% due 07/25/2044	1,869	1,794
2.500% due 05/01/2022	6	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.521% due 01/01/2028	$22	$22
2.544% due 01/01/2028	154	158
2.576% due 12/01/2024	52	54
2.619% due 02/01/2028	227	234
3.175% due 06/01/2022	5	5
3.200% due 09/01/2027	36	37
3.256% due 10/01/2026	24	24
3.500% due 08/01/2035	54	50
4.000% due 09/15/2030	31	33
4.230% due 10/25/2023	79	75
4.500% due 02/10/2020 - 07/15/2035	20,233	18,980
5.000% due 02/15/2032 - 07/15/2033	5,527	5,862
5.500% due 12/15/2021 - 06/15/2035	9,478	9,676
5.625% due 11/23/2035	19,400	19,672
6.000% due 04/01/2022 - 05/15/2036	32,715	34,710
6.250% due 09/15/2023	2,639	2,760
6.500% due 08/01/2022 - 10/25/2043	2,034	2,199
7.000% due 07/15/2012 - 01/15/2024	578	635
7.000% due 12/15/2023 (a)	1	0

Ginnie Mae
1.179% due 03/20/2031	874	878
3.125% due 12/20/2017 - 11/20/2027	261	266
3.625% due 09/20/2017 - 09/20/2026	398	410
4.375% due 02/20/2017 - 05/20/2030	1,121	1,158
4.500% due 03/20/2021 - 05/20/2032	268	278
5.500% due 09/20/2021	14	15
6.000% due 03/15/2021 - 10/15/2035	3,075	3,281
6.500% due 08/20/2034 - 09/20/2034	64	70
7.000% due 03/16/2029	539	579

Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	27,558	14,906
5.500% due 09/18/2023 - 09/18/2033	38,400	41,723

Overseas Private Investment Corp.
4.736% due 03/15/2022	3,776	3,860

Private Export Funding Corp.
5.000% due 12/15/2016	7,200	7,775

Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	34,000	12,263

Small Business Administration
5.240% due 08/01/2023	4,254	4,464

Tennessee Valley Authority
4.875% due 01/15/2048	11,700	10,820
5.250% due 09/15/2039	2,500	2,481
5.375% due 04/01/2056	18,000	18,077
5.880% due 04/01/2036	2,100	2,262

Total U.S. Government Agencies (Cost $357,235)		366,968

U.S. TREASURY OBLIGATIONS 73.9%

U.S. Treasury Bonds
4.250% due 05/15/2039	26,977	25,004
4.375% due 02/15/2038	22,000	20,928
4.375% due 11/15/2039 (c)	59,450	56,236
4.500% due 08/15/2039 (c)(d)	121,400	117,284
4.625% due 02/15/2040	17,250	17,008
5.250% due 11/15/2028	37,302	40,613
5.375% due 02/15/2031	82,800	91,623

See Accompanying Notes	Annual Report	March 31, 2010	87

Schedule of Investments  Long-Term U.S. Government Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 08/15/2028	$98,900	$110,799
6.125% due 11/15/2027 (d)	131,500	157,512
6.125% due 08/15/2029	9,400	11,318
6.500% due 11/15/2026 (c)	141,700	175,885
8.000% due 11/15/2021	20,000	27,256
8.750% due 08/15/2020	70,800	100,071

U.S. Treasury Notes
0.875% due 02/29/2012	650	649

U.S. Treasury Strips
0.000% due 08/15/2020	7,000	4,505
0.000% due 08/15/2022	87,100	50,296
0.000% due 11/15/2022	25,000	14,126
0.000% due 05/15/2026	2,200	1,014
0.000% due 02/15/2027	16,000	7,070
0.000% due 11/15/2027	16,300	7,015
0.000% due 05/15/2028	4,500	1,863
0.000% due 05/15/2030	24,300	9,232
0.000% due 02/15/2031	28,500	10,444
0.000% due 02/15/2032	22,500	7,648
0.000% due 05/15/2032	1,300	436
0.000% due 08/15/2032	22,500	7,442
0.000% due 02/15/2033	20,400	6,591
0.000% due 05/15/2037	7,100	1,907
0.000% due 05/15/2038	36,000	9,104
0.000% due 05/15/2039	69,200	16,667
0.000% due 08/15/2039	25,500	6,032
0.000% due 11/15/2039	31,400	7,294

Total U.S. Treasury Obligations (Cost $1,157,428)		1,120,872

MORTGAGE-BACKED SECURITIES 6.1%

American Home Mortgage Investment Trust
5.000% due 09/25/2035	3,140	3,040

Banc of America Commercial Mortgage, Inc.
4.589% due 07/10/2043	404	416
5.451% due 01/15/2049	372	365
5.706% due 02/10/2051	551	566

Banc of America Funding Corp.
4.484% due 02/20/2036	6,231	5,666

Bear Stearns Adjustable Rate Mortgage Trust
2.810% due 03/25/2035	4,114	3,852
3.399% due 02/25/2033	39	33
3.537% due 02/25/2034	743	632
3.553% due 01/25/2034	249	237
4.330% due 10/25/2035	4,400	3,911
5.382% due 04/25/2033	286	273

Bear Stearns Alt-A Trust
5.158% due 09/25/2035	1,301	964

Bear Stearns Commercial Mortgage Securities
5.694% due 06/11/2050	1,120	1,110
5.719% due 06/11/2040	963	1,003
5.746% due 09/11/2042	771	821

Bear Stearns Mortgage Securities, Inc.
3.352% due 06/25/2030	11	10

Citigroup Mortgage Loan Trust, Inc.
2.760% due 10/25/2035	2,575	2,138

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	241	247
5.886% due 11/15/2044	406	407

Commercial Mortgage Pass-Through Certificates
5.816% due 12/10/2049	513	514

Countrywide Alternative Loan Trust
0.409% due 05/25/2047	1,434	754
0.439% due 05/25/2035	1,241	719
5.500% due 10/25/2033	7,143	5,650

Countrywide Home Loan Mortgage Pass-Through Trust
0.519% due 04/25/2035	398	226
0.549% due 03/25/2035	2,114	1,144
0.569% due 06/25/2035	1,658	1,463
6.000% due 10/25/2034	5,802	5,135

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse First Boston Mortgage Securities Corp.
3.169% due 07/25/2033	$755	$692
6.500% due 04/25/2033	9	8

Deutsche ALT-A Securities, Inc.
0.299% due 01/25/2047	140	136

First Horizon Asset Securities, Inc.
2.916% due 12/25/2033	677	638

First Republic Mortgage Loan Trust
0.709% due 06/25/2030	156	142

GMAC Mortgage Corp. Loan Trust
4.057% due 06/25/2034	810	682

Greenwich Capital Commercial Funding Corp.
4.619% due 08/10/2042	403	415
5.381% due 03/10/2039	636	655

GS Mortgage Securities Corp. II
0.318% due 03/06/2020	914	882

GSR Mortgage Loan Trust
6.000% due 03/25/2032	2	1

Harborview Mortgage Loan Trust
0.319% due 01/19/2038	200	198
0.449% due 05/19/2035	985	586
0.469% due 03/19/2036	1,132	630
4.154% due 07/19/2035	1,640	1,303

Impac CMB Trust
0.479% due 10/25/2035	5,641	3,280
5.265% due 09/25/2034	2,325	1,824

JPMorgan Chase Commercial Mortgage Securities Corp.
5.729% due 02/12/2049	804	824
5.746% due 02/12/2049	4,508	4,487
5.794% due 02/12/2051	574	573
5.882% due 02/15/2051	206	202

JPMorgan Mortgage Trust
3.442% due 07/25/2035	2,146	2,026

MASTR Asset Securitization Trust
5.500% due 09/25/2033	444	455

Merrill Lynch Countrywide Commercial Mortgage Trust
0.768% due 07/09/2021	1,500	1,311

Morgan Stanley Capital I
0.289% due 10/15/2020	885	815

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	5,200	3,550

Residential Accredit Loans, Inc.
0.529% due 08/25/2035	948	547
0.629% due 01/25/2033	112	94
0.629% due 03/25/2033	371	318
6.000% due 06/25/2036	3,509	1,901

Sequoia Mortgage Trust
0.579% due 10/19/2026	71	53
0.579% due 07/20/2033	973	781
0.609% due 10/20/2027	34	28

Structured Adjustable Rate Mortgage Loan Trust
0.449% due 05/25/2037	3,242	1,907

Structured Asset Mortgage Investments, Inc.
0.329% due 09/25/2047	138	135
0.439% due 04/25/2036	5,921	3,203
0.449% due 05/25/2036	338	176
0.889% due 09/19/2032	39	32
1.069% due 10/19/2033	253	208

Structured Asset Securities Corp.
2.595% due 01/25/2032	3	3

Wachovia Bank Commercial Mortgage Trust
0.322% due 09/15/2021	702	627
5.090% due 07/15/2042	218	228

WaMu Mortgage Pass-Through Certificates
0.459% due 04/25/2045	788	630
0.489% due 11/25/2045	76	59

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.519% due 10/25/2045	$1,495	$1,154
0.539% due 01/25/2045	1,488	1,152
0.769% due 12/25/2027	1,080	940
1.281% due 12/25/2046	1,297	780
1.471% due 02/25/2046	2,147	1,636
1.471% due 08/25/2046	6,150	3,641
1.760% due 05/25/2041	143	130
1.871% due 06/25/2042	77	60
1.871% due 08/25/2042	47	34
3.328% due 08/25/2046	827	524

Wells Fargo Mortgage-Backed Securities Trust
4.986% due 03/25/2036	5,248	4,343

Total Mortgage-Backed Securities (Cost $115,801)		92,935

ASSET-BACKED SECURITIES 1.0%

Accredited Mortgage Loan Trust
0.279% due 02/25/2037	263	261

Amortizing Residential Collateral Trust
0.499% due 06/25/2032	15	11
0.809% due 07/25/2032	23	21

Bear Stearns Asset-Backed Securities Trust
0.729% due 11/25/2042	1,225	1,082
0.889% due 10/25/2032	199	177

Carrington Mortgage Loan Trust
0.549% due 10/25/2035	485	456

CIT Group Home Equity Loan Trust
0.499% due 06/25/2033	30	24

Conseco Financial Corp.
7.200% due 04/15/2026	6	6

Countrywide Asset-Backed Certificates
0.339% due 10/25/2046	72	70
0.389% due 02/25/2036	61	60

Credit-Based Asset Servicing & Securitization LLC
0.289% due 11/25/2036	105	79
0.319% due 12/25/2037	2	1

First Franklin Mortgage Loan Asset-Backed Certificates
0.279% due 11/25/2036	222	217
0.279% due 03/25/2037	271	261

Ford Credit Auto Owner Trust
1.650% due 06/15/2012	6,617	6,661

Fremont Home Loan Trust
0.289% due 01/25/2037	385	308

GSRPM Mortgage Loan Trust
0.349% due 03/25/2035	140	135

Home Equity Mortgage Trust
0.409% due 05/25/2036	4,218	2,774

HSI Asset Securitization Corp. Trust
0.279% due 12/25/2036	145	112

LA Arena Funding LLC
7.656% due 12/15/2026	74	70

Massachusetts Educational Financing Authority
1.199% due 04/25/2038	1,185	1,183

SACO I, Inc.
0.609% due 11/25/2035	1,102	504

Soundview Home Equity Loan Trust
0.289% due 11/25/2036	293	175

Structured Asset Securities Corp.
0.279% due 10/25/2036	200	198

Washington Mutual Asset-Backed Certificates
0.289% due 10/25/2036	525	352

Total Asset-Backed Securities (Cost $17,844)		15,198

88	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.1%

REPURCHASE AGREEMENTS 1.1%

Barclays Capital, Inc.
0.030% due 04/01/2010	$1,000	$1,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $1,022. Repurchase proceeds are $1,000.)

JPMorgan Chase Bank N.A.
0.140% due 04/08/2010	6,377	6,377
(Dated 03/12/2010. Collateralized by U.S. Treasury Bonds 4.375% due 11/15/2039 valued at $6,352. Repurchase proceeds are $6,377.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	9,573	9,573
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 06/17/2010 valued at $9,767. Repurchase proceeds are $9,573.)

		16,950

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 0.0%
17,465	$175

Total Short-Term Instruments (Cost $17,125)	17,125

Total Investments 112.4% (Cost $1,756,623)	$1,705,543

Written Options (f) (0.1%) (Premiums $2,514)	(882)

Other Assets and Liabilities (Net) (12.3%)	(187,810)

Net Assets 100.0%	$1,516,851

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Affiliated to the Fund.
(c)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $129,004 at a weighted average interest rate of 0.186%. On March 31, 2010, securities valued at $182,989 were pledged as collateral for reverse repurchase agreements.
(d)	Securities with an aggregate market value of $2,383 has been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	1,103	$1,338
90-Day Eurodollar June Futures	Long	06/2010	715	2,645
90-Day Eurodollar September Futures	Long	09/2010	511	1,087
U.S. Treasury 5-Year Note June Futures	Long	06/2010	40	(27)
Ultra Long-Term U.S. Treasury Bond June Futures	Long	06/2010	169	(176)

				$4,867

(e)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Avon Products, Inc.	CSFB	(0.150%	)	03/20/2011	0.270%	$2,800	$3	$0	$3
Bank of America Corp.	MLP	(0.170%	)	12/20/2016	1.197%	5,000	303	0	303
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	1.659%	5,000	262	0	262
Gannett Co., Inc.	JPM	(0.330%	)	06/20/2011	1.193%	2,200	23	0	23
HSBC Finance Corp.	BNP	(0.165%	)	12/20/2013	0.791%	5,000	112	0	112
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	0.961%	3,000	125	0	125
International Lease Finance Corp.	GSC	(0.200%	)	03/20/2013	3.409%	2,900	253	0	253
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.659%	3,000	62	0	62
Morgan Stanley	RBS	(0.275%	)	12/20/2015	1.375%	3,000	169	0	169
Morgan Stanley	RBS	(0.320%	)	12/20/2016	1.381%	4,400	273	0	273
Omnicom Group, Inc.	MSC	(0.390%	)	06/20/2016	0.879%	1,500	42	0	42
Reed Elsevier Capital, Inc.	MSC	(0.280%	)	06/20/2012	0.351%	900	1	0	1
Textron Financial Corp.	JPM	(0.110%	)	06/20/2010	0.663%	3,000	4	0	4
Wells Fargo Bank N.A.	GSC	(0.140%	)	03/20/2015	1.070%	5,000	213	0	213

							$1,845	$0	$1,845

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	Annual Report	March 31, 2010	89

Schedule of Investments  Long-Term U.S. Government Fund   (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB	$11,000	$290	$147	$143
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS	74,400	2,072	0	2,072
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	23,800	609	(234)	843
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	51,000	1,304	(151)	1,455
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	CITI	6,200	262	122	140

						$4,537	$(116)	$4,653

(f)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$119.000	04/23/2010	228	$71	$10
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	132	80	17

				$151	$27

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	$25,700	$46	$0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	25,700	203	1
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	17,000	109	51
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	17,000	68	42
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	7,300	92	0
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	12,600	103	4
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	31,400	329	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	37,000	361	12
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	82,100	386	215
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	85,800	601	464

							$2,298	$789

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/12/2020	$8,000	$65	$66

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	0	$31,700	$997
Sales	3,202	488,700	4,469
Closing Buys	(2,842)	(169,700)	(2,951)
Expirations	0	(1,100)	(1)
Exercised	0	0	0

Balance at 03/31/2010	360	$349,600	$2,514

(g)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	04/01/2040	$2,000	$2,019	$2,004
Fannie Mae	5.500%	06/01/2040	2,000	2,110	2,097
Fannie Mae	6.000%	05/01/2040	1,000	1,071	1,067

				$5,200	$5,168

90	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$76,323	$4,425	$80,748
U.S. Government Agencies	0	363,467	3,501	366,968
U.S. Treasury Obligations	0	1,120,872	0	1,120,872
Mortgage-Backed Securities	0	92,935	0	92,935
Other Investments +++	175	43,845	0	44,020

Investments, at value	$175	$1,697,442	$7,926	$1,705,543
Short Sales, at value	$0	$(5,168)	$0	$(5,168)
Financial Derivative Instruments ++++	$4,867	$5,682	$(66)	$10,483

Totals	$5,042	$1,697,956	$7,860	$1,710,858

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Corporate Bonds & Notes	$0	$(971)	$0	$0	$(224)	$5,620	$4,425	$(143)
U.S. Government Agencies	7,801	(594)	(1)	(14)	169	(3,860)	3,501	(17)

Investments, at value	$7,801	$(1,565)	$(1)	$(14)	$(55)	$1,760	$7,926	$(160)
Financial Derivative Instruments ++++	$0	$(66)	$0	$0	$0	$0	$(66)	$0

Totals	$7,801	$(1,631)	$(1)	$(14)	$(55)	$1,760	$7,860	$(160)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(i)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$344	$0	$0	$0	$0	$344
Unrealized appreciation on swap agreements	4,653	0	1,845	0	0	6,498

	$4,997	$0	$1,845	$0	$0	$6,842

Liabilities:
Written options outstanding	$882	$0	$0	$0	$0	$882

See Accompanying Notes	Annual Report	March 31, 2010	91

Schedule of Investments  Long-Term U.S. Government Fund   (Cont.)

March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(22)	$0	$0	$0	$0	$(22)
Net realized gain (loss) on futures contracts, written options and swaps	31,673	0	(4,817)	0	0	26,856

	$31,651	$0	$(4,817)	$0	$0	$26,834

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(2,629)	$0	$0	$0	$0	$(2,629)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(5,167)	0	(3,105)	0	0	(8,272)

	$(7,796)	$0	$(3,105)	$0	$0	$(10,901)

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $4,867 as reported in the Notes to Schedule of Investments.

92	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments  Low Duration Fund

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%

CIT Group, Inc.
9.500% due 01/20/2012	$10,350	$10,617

Daimler Finance North America LLC
4.230% due 08/03/2012	17,400	17,400

West Corp.
2.622% due 10/24/2013	5	5
2.624% due 10/23/2013	1	1
2.624% due 10/24/2013	4	5
2.625% due 10/24/2013	8	8
4.122% due 07/15/2016	751	750
4.124% due 07/15/2016	886	884
4.125% due 07/15/2016	1,278	1,276

Total Bank Loan Obligations (Cost $30,052)		30,946

CORPORATE BONDS & NOTES 30.3%

BANKING & FINANCE 26.4%

AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	23,500	23,862

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	16,900	18,423

American Express Bank FSB
0.289% due 04/26/2010	4,100	4,100
0.310% due 07/13/2010	4,100	4,100
0.359% due 05/29/2012	75	74
5.500% due 04/16/2013	24,000	25,721

American Express Centurion Bank
0.310% due 07/13/2010	3,595	3,595

American Express Co.
6.150% due 08/28/2017	1,800	1,940

American Express Credit Corp.
0.378% due 10/04/2010	1,309	1,309
0.390% due 06/16/2011	617	613
0.409% due 12/02/2010	7,300	7,298
1.629% due 05/27/2010	503	504
5.875% due 05/02/2013	3,000	3,255

American Express Travel Related Services Co., Inc.
0.429% due 06/01/2011	23,353	23,040

American General Finance Corp.
4.000% due 03/15/2011	400	392
4.625% due 09/01/2010	4,000	3,994
4.875% due 05/15/2010	14,500	14,494
4.875% due 07/15/2012	200	189
5.375% due 10/01/2012	80	75
5.625% due 08/17/2011	24,304	23,781
5.900% due 09/15/2012	335	321
6.900% due 12/15/2017	825	724

American International Group, Inc.
0.361% due 10/18/2011	1,500	1,437
4.950% due 03/20/2012	7,700	7,861
5.050% due 10/01/2015	10,000	9,296
5.375% due 10/18/2011	4,600	4,726
5.450% due 05/18/2017	10,000	9,208
5.850% due 01/16/2018	33,700	31,357
8.250% due 08/15/2018	16,900	17,760

ANZ National International Ltd.
6.200% due 07/19/2013	23,600	26,025

AvalonBay Communities, Inc.
6.125% due 11/01/2012	37	40

BA Covered Bond Issuer
5.500% due 06/14/2012	25,000	26,702

Banco Santander Chile
2.875% due 11/13/2012	65,700	65,947

Bank of America Corp.
2.100% due 04/30/2012	90,100	91,806
2.375% due 06/22/2012	50,000	51,254
3.125% due 06/15/2012	100,000	103,967

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015	$31,800	$32,164

Barclays Bank PLC
0.424% due 03/23/2017	16,500	15,295
3.250% due 01/28/2015	13,000	12,868
6.050% due 12/04/2017	1,200	1,239
10.179% due 06/12/2021	560	732

Bear Stearns Cos. LLC
0.370% due 05/18/2010	23,100	23,104
0.460% due 08/15/2011	800	801
4.500% due 10/28/2010	12,000	12,276
6.950% due 08/10/2012	86,390	95,759
7.250% due 02/01/2018	500	577

BNP Paribas
5.186% due 06/29/2049	6,900	6,124

Chukchansi Economic Development Authority
4.024% due 11/15/2012	6,000	4,710

CIT Group, Inc.
7.000% due 05/01/2013	2,509	2,459
7.000% due 05/01/2014	4,214	3,993
7.000% due 05/01/2015	1,514	1,416
7.000% due 05/01/2016	2,524	2,335
7.000% due 05/01/2017	3,534	3,269

Citibank N.A.
1.375% due 08/10/2011	500,000	504,207
1.875% due 05/07/2012	158,100	160,232
1.875% due 06/04/2012	4,300	4,354

Citigroup Funding, Inc.
1.299% due 05/07/2010	8,500	8,507
1.875% due 10/22/2012	22,700	22,895
1.875% due 11/15/2012	55	55
2.250% due 12/10/2012	3,700	3,762
5.700% due 06/30/2011	750	788

Citigroup, Inc.
0.400% due 05/18/2010	4,400	4,400
2.125% due 04/30/2012	83,800	85,377
2.875% due 12/09/2011	60,000	61,935
5.100% due 09/29/2011	1,500	1,564
5.125% due 02/14/2011	27,165	27,986
5.300% due 10/17/2012	3,500	3,678
5.500% due 04/11/2013	48,420	50,914
5.500% due 02/15/2017	1,450	1,434
5.625% due 08/27/2012	14,600	15,313
6.000% due 02/21/2012	7,004	7,432
6.125% due 11/21/2017	300	309
6.375% due 08/12/2014	190	203

Countrywide Financial Corp.
5.800% due 06/07/2012	140	149

Credit Agricole S.A.
0.302% due 05/28/2010	24,400	24,402

Credit Suisse Guernsey
0.940% due 05/29/2049	270	212

Credit Suisse New York
5.000% due 05/15/2013	8,145	8,760

Danske Bank A/S
2.500% due 05/10/2012	3,000	3,060

Dexia Credit Local
0.652% due 03/05/2013	135,700	135,922
0.899% due 09/23/2011	28,000	28,212

DnB NOR Bank ASA
0.482% due 09/01/2016	16,300	15,878

El Paso Performance-Linked Trust
7.750% due 07/15/2011	18,550	19,297

Ford Motor Credit Co. LLC
3.001% due 01/13/2012	27,805	27,040
7.000% due 10/01/2013	9,900	10,252
7.250% due 10/25/2011	900	931
7.375% due 02/01/2011	13,310	13,645

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 06/15/2010	$3,350	$3,381
8.000% due 12/15/2016	600	633
8.625% due 11/01/2010	1,000	1,024
12.000% due 05/15/2015	1,040	1,244

General Electric Capital Corp.
0.383% due 06/20/2014	10,000	9,319
0.450% due 05/11/2016	300	273
2.000% due 09/28/2012	34,000	34,484
2.125% due 12/21/2012	11,400	11,557
2.200% due 06/08/2012	150,000	152,865
2.250% due 03/12/2012	225,000	229,894
2.625% due 12/28/2012	23,500	24,148
3.000% due 12/09/2011	142,800	147,629

GMAC, Inc.
2.200% due 12/19/2012	885	899
6.000% due 12/15/2011	3,500	3,502
6.625% due 05/15/2012	14,318	14,536
6.750% due 12/01/2014	2,000	1,989
6.750% due 12/01/2014	1,128	1,134
6.875% due 09/15/2011	50	51
6.875% due 08/28/2012	6,444	6,520
7.250% due 03/02/2011	3,500	3,559
7.250% due 03/02/2011	52,800	53,988
7.500% due 12/31/2013	1,500	1,541
8.300% due 02/12/2015	2,400	2,526

Goldman Sachs Group, Inc.
0.701% due 03/22/2016	15,000	14,255
3.250% due 06/15/2012	125,000	130,406
4.500% due 06/15/2010	125	126
5.300% due 02/14/2012	3,000	3,195
5.450% due 11/01/2012	600	649
5.950% due 01/18/2018	500	523
6.750% due 10/01/2037	500	501

HCP, Inc.
5.650% due 12/15/2013	725	758
5.950% due 09/15/2011	1,900	1,983

Hospitality Properties Trust
6.300% due 06/15/2016	7,500	7,387

HSBC Capital Funding LP
4.610% due 12/29/2049	3,900	3,599
9.547% due 12/29/2049	20,046	20,367

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	1,100	984

HSBC Finance Corp.
7.000% due 05/15/2012	850	927

ING Bank NV
3.900% due 03/19/2014	22,400	23,534

International Lease Finance Corp.
0.472% due 05/24/2010	16,250	16,251
0.581% due 07/01/2011	1,000	939
4.875% due 09/01/2010	6,000	6,001
5.000% due 04/15/2010	7,500	7,501
5.300% due 05/01/2012	215	209
5.625% due 09/15/2010	5,500	5,539
5.625% due 09/20/2013	380	359

JPMorgan Chase & Co.
2.200% due 06/15/2012	50,000	51,009
6.000% due 01/15/2018	800	866

KeyBank N.A.
2.502% due 06/02/2010	40,300	40,435

Kreditanstalt fuer Wiederaufbau
1.875% due 01/14/2013	460	462

LBG Capital No. 1 PLC
8.000% due 12/29/2049	1,400	1,205
8.500% due 12/29/2049	700	612

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	1,400	329
5.625% due 01/24/2013 (a)	5,300	1,272

See Accompanying Notes	Annual Report	March 31, 2010	93

Schedule of Investments  Low Duration Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lloyds TSB Bank PLC
2.300% due 04/01/2011	$19,100	$19,428
2.800% due 04/02/2012	122,000	124,496

Longpoint Re Ltd.
5.507% due 11/08/2011	8,500	8,502

Macquarie Bank Ltd.
2.600% due 01/20/2012	21,200	21,648

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	7,000	7,405

Merrill Lynch & Co., Inc.
0.449% due 11/01/2011	6,000	5,931
0.482% due 06/05/2012	25,000	24,543
2.500% due 05/12/2010	4,500	4,510
6.050% due 08/15/2012	10,330	11,039
8.950% due 05/18/2017	180	188

Metropolitan Life Global Funding I
0.290% due 05/17/2010	2,400	2,401
2.875% due 09/17/2012	200	203
5.125% due 04/10/2013	41,000	44,048

Morgan Stanley
0.349% due 05/07/2010	11,117	11,119
0.501% due 01/18/2011	455	455
0.549% due 01/09/2014	150	144
0.731% due 10/15/2015	100	93
2.250% due 03/13/2012	50,000	51,039
2.350% due 05/14/2010	35,150	35,227
3.250% due 12/01/2011	176,300	182,861
6.000% due 05/13/2014	100	108
6.750% due 04/15/2011	90	95

Mystic Re Ltd.
10.252% due 06/07/2011	6,400	6,517

National Australia Bank Ltd.
5.350% due 06/12/2013	6,000	6,552
8.600% due 05/19/2010	230	232

National City Bank
0.348% due 06/18/2010	1,500	1,499
0.622% due 06/07/2017	250	223

National City Bank of Kentucky
6.300% due 02/15/2011	250	257

National City Corp.
0.427% due 06/16/2010	3,000	2,997

National City Preferred Capital Trust I
12.000% due 12/29/2049	21,100	24,577

Nationwide Building Society
4.650% due 02/25/2015	2,600	2,607

Pacific Life Global Funding
5.150% due 04/15/2013	98,678	104,110

Preferred Term Securities XIII Ltd.
0.803% due 03/24/2034	1,834	1,155

Pricoa Global Funding I
0.349% due 01/30/2012	18,300	17,901
0.451% due 09/27/2013	14,770	14,088

Principal Life Income Funding Trusts
0.410% due 11/15/2010	8,100	8,079

Regions Bank
3.250% due 12/09/2011	28,000	29,053

Regions Financial Corp.
0.421% due 06/26/2012	14,600	13,355

Residential Reinsurance 2007 Ltd.
10.502% due 06/07/2010	1,800	1,821

Royal Bank of Scotland Group PLC
0.650% due 04/08/2011	92,300	92,482
3.000% due 12/09/2011	22,400	23,033
6.375% due 02/01/2011	4,870	4,944

Santander Holdings USA, Inc.
4.800% due 09/01/2010	1,800	1,827

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012	$78,100	$78,098

Scotland International Finance No. 2 BV
6.500% due 02/15/2011	9,450	9,248

SLM Corp.
0.409% due 07/26/2010	10,400	10,260
4.426% due 06/15/2015	208	158
5.125% due 08/27/2012	17,745	17,641
5.375% due 01/15/2013	15,225	15,046
5.375% due 05/15/2014	100	95
5.450% due 04/25/2011	9,500	9,671

Societe Generale
5.922% due 04/29/2049	2,800	2,421

SunTrust Bank
6.375% due 04/01/2011	40,400	42,187

Svenska Handelsbanken AB
1.257% due 09/14/2012	34,000	34,271
4.875% due 06/10/2014	175	184

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	85,800	95,454

U.S. Central Federal Credit Union
1.250% due 10/19/2011	41,300	41,563
1.900% due 10/19/2012	13,700	13,835

UBS AG
1.352% due 02/23/2012	34,600	34,784

Wachovia Bank N.A.
0.587% due 03/15/2016	1,750	1,612

Wachovia Corp.
0.527% due 06/15/2017	1,100	1,003
5.500% due 05/01/2013	32,425	35,043

WEA Finance LLC
7.500% due 06/02/2014	40	45

Wells Fargo & Co.
7.980% due 03/29/2049	278,800	292,740

Westpac Banking Corp.
0.731% due 07/16/2014	3,000	3,021
2.250% due 11/19/2012	107,300	108,120
3.250% due 12/16/2011	65,800	68,065

WT Finance (Aust.) Pty Ltd.
4.375% due 11/15/2010	198	201

		4,957,853

INDUSTRIALS 2.1%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	163,818	168,759

Boston Scientific Corp.
4.250% due 01/12/2011	25	25

CC Holdings GS V LLC
7.750% due 05/01/2017	650	712

Colorado Interstate Gas Co.
5.950% due 03/15/2015	4,260	4,511

Comcast Holdings Corp.
10.625% due 07/15/2012	2,420	2,841

Daimler Finance North America LLC
7.750% due 01/18/2011	3,000	3,157

Delta Air Lines, Inc.
7.111% due 03/18/2013	370	387

DISH DBS Corp.
7.125% due 02/01/2016	6,775	6,936

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	300	334

Gaz Capital S.A.
7.510% due 07/31/2013	44,200	48,233

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HJ Heinz Co.
15.590% due 12/01/2020	$700	$866

JC Penney Corp., Inc.
7.950% due 04/01/2017	1,075	1,209

Motorola, Inc.
8.000% due 11/01/2011	50	54

Olin Corp.
6.750% due 06/15/2016	15,000	15,150

PACCAR, Inc.
6.375% due 02/15/2012	42,800	46,494
6.875% due 02/15/2014	19,900	22,725

Reynolds American, Inc.
7.250% due 06/01/2012	5,500	6,012

Ryder System, Inc.
5.950% due 05/02/2011	10,380	10,842

Sonat, Inc.
7.625% due 07/15/2011	900	944

United Airlines, Inc.
10.400% due 05/01/2018	1,700	1,828

Vivendi S.A.
5.750% due 04/04/2013	4,700	5,073

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	25,100	26,807

Weyerhaeuser Co.
6.750% due 03/15/2012	12,410	13,241

Xerox Corp.
7.125% due 06/15/2010	75	76

		387,216

UTILITIES 1.8%

AT&T Corp.
7.300% due 11/15/2011	47,000	51,395

BellSouth Corp.
4.950% due 04/26/2021	35,200	35,280

Kinder Morgan, Inc.
6.500% due 09/01/2012	4,750	5,023

NRG Energy, Inc.
7.375% due 02/01/2016	123,238	122,622

Pacific Gas & Electric Co.
4.200% due 03/01/2011	5,000	5,148

PSEG Power LLC
5.000% due 04/01/2014	2,000	2,110
5.320% due 09/15/2016	989	1,042

Qwest Corp.
7.875% due 09/01/2011	75	80
8.875% due 03/15/2012	1,075	1,183

Southern Power Co.
6.250% due 07/15/2012	1,201	1,314

Teco Energy, Inc.
2.249% due 05/01/2010	200	200

Telecom Italia Capital S.A.
0.861% due 07/18/2011	24,000	23,902

Verizon Wireless Capital LLC
2.851% due 05/20/2011	1,000	1,029
5.250% due 02/01/2012	88,480	94,330

		344,658

Total Corporate Bonds & Notes (Cost $5,514,285)		5,689,727

CONVERTIBLE BONDS & NOTES 0.2%

Bristol-Myers Squibb Co.
0.000% due 09/15/2023	18,950	17,360

94	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Goodrich Petroleum Corp.
3.250% due 12/01/2026	$650	$610

National City Corp.
4.000% due 02/01/2011	26,518	27,115

Total Convertible Bonds & Notes (Cost $44,352)		45,085

MUNICIPAL BONDS & NOTES 0.5%

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	67,100	67,674

Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	35,300	35,569

Total Municipal Bonds & Notes (Cost $102,400)		103,243

U.S. GOVERNMENT AGENCIES 15.1%

Fannie Mae
0.289% due 12/25/2036	8,162	8,061
0.349% due 06/25/2034	831	811
0.429% due 10/27/2037	107,300	107,133
0.579% due 07/25/2037 - 03/25/2044	136,204	135,380
0.609% due 07/25/2037	54,981	54,732
0.629% due 05/25/2031 - 06/25/2032	1,939	1,934
0.699% due 07/25/2037	331	319
0.829% due 05/25/2030	452	450
0.850% due 04/25/2022	11	11
0.879% due 05/25/2030	716	713
0.929% due 10/25/2037	38,342	38,229
0.968% due 03/25/2040	171,573	171,453
1.000% due 04/04/2012 (j)	325,000	323,829
1.671% due 07/01/2042 - 07/01/2044	9,872	9,858
1.721% due 09/01/2041	17,546	17,579
1.750% due 05/07/2013	109,600	109,403
1.871% due 10/01/2030 - 11/01/2039	1,490	1,497
2.081% due 01/01/2021	27	27
2.156% due 03/01/2035	1,288	1,302
2.174% due 07/01/2017	39	40
2.295% due 11/01/2018	3	3
2.348% due 11/01/2017	37	38
2.500% due 07/01/2017	24	24
2.549% due 12/01/2033	397	410
2.575% due 01/01/2024	9	10
2.600% due 01/01/2035	11,758	11,903
2.648% due 11/01/2034	1,713	1,737
2.651% due 08/01/2029	609	624
2.672% due 01/01/2024	139	143
2.730% due 03/01/2035	1,970	1,987
2.871% due 10/01/2034	5,098	5,224
2.921% due 11/01/2027	54	57
2.933% due 04/01/2024	154	160
2.998% due 11/01/2017	26	27
3.073% due 06/01/2022	5	5
3.110% due 06/01/2017	10	10
3.174% due 02/01/2028	260	271
3.177% due 04/01/2034	1,059	1,099
3.195% due 09/01/2035	472	491
3.320% due 09/01/2035	7,193	7,504
3.328% due 07/25/2017	364	381
3.340% due 08/01/2017	5	5
3.344% due 07/01/2018	6	6
3.382% due 05/01/2035	3,050	3,134
3.421% due 07/01/2035	7,806	8,121
3.435% due 10/01/2024	169	176
3.565% due 12/01/2017	20	21
3.679% due 09/01/2032	1,588	1,646
4.000% due 05/01/2011	115	118
4.106% due 07/01/2023	84	88
4.250% due 05/25/2033	6,262	6,530
4.464% due 02/01/2028	8	9

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 09/01/2010 - 08/01/2035	$3,020	$3,143
4.539% due 01/01/2028	58	60
4.595% due 07/01/2035	7,306	7,568
4.654% due 08/01/2035	10,691	11,136
4.707% due 05/01/2035	6,125	6,329
4.744% due 03/01/2035	12,770	13,350
4.901% due 10/01/2035	5,270	5,475
4.962% due 06/01/2035	1,502	1,555
4.963% due 06/01/2035	2,756	2,887
4.984% due 04/01/2018	575	600
5.000% due 12/25/2016 - 04/25/2033	64,692	67,497
5.001% due 12/01/2023	28	28
5.229% due 11/01/2035	206	217
5.500% due 11/01/2032 - 09/01/2036	17,126	18,245
6.000% due 08/01/2014 - 09/01/2039	676,924	721,596
6.250% due 02/01/2011 (j)	78,000	81,784
6.500% due 07/25/2023 - 12/25/2042	30,597	33,617
7.000% due 05/01/2012 - 04/01/2034	372	402
7.500% due 02/01/2013	1	1
8.000% due 11/25/2023 - 11/01/2031	2,451	2,842
8.500% due 04/01/2025	119	139
8.800% due 01/25/2019	77	86
9.000% due 03/25/2021 - 04/25/2021	229	261
9.250% due 10/25/2018	4	5
9.500% due 03/25/2020 - 11/01/2025	600	683
10.000% due 01/01/2011 - 05/01/2022	6	7
10.500% due 07/01/2014 - 07/01/2021	2	2
11.000% due 11/01/2020	2	3
11.250% due 10/01/2015	5	5
11.500% due 11/01/2019 - 02/01/2020	1	1
11.750% due 02/01/2016	7	8
13.250% due 09/01/2011	1	1
15.750% due 12/01/2011	1	1
16.000% due 09/01/2012 - 12/01/2012	1	1

Federal Farm Credit Bank
1.750% due 02/21/2013	315	314
1.875% due 12/07/2012	330	332

Federal Housing Administration
7.430% due 11/01/2019 - 07/01/2024	3,165	3,162

Freddie Mac
0.380% due 07/15/2019 - 08/15/2019	49,149	48,867
0.489% due 08/25/2031	3,164	3,010
0.509% due 09/25/2031	5,616	5,426
0.530% due 05/15/2036	13,492	13,512
0.580% due 12/15/2030	7,089	7,084
0.630% due 06/15/2018	2,838	2,809
0.680% due 11/15/2030	8	8
1.125% due 06/01/2011 (j)	77,900	78,330
1.200% due 10/15/2020	41	41
1.250% due 03/15/2021	24	24
1.875% due 01/01/2017	3	3
1.881% due 07/25/2044	1,006	965
2.200% due 04/20/2012	765	766
2.250% due 08/24/2012	390	393
2.500% due 04/08/2013 - 03/01/2017	405	411
2.576% due 11/01/2022	247	253
2.625% due 02/01/2023	1	1
2.750% due 04/29/2014	360	361
2.876% due 01/01/2024	67	69
2.895% due 10/01/2027	26	26

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.990% due 11/01/2023	$10	$10
2.993% due 06/01/2024	53	53
3.077% due 10/01/2023	90	92
3.123% due 12/01/2022	37	38
3.219% due 09/01/2023	14	14
3.594% due 08/15/2032	599	613
3.886% due 08/01/2035	14,407	14,853
4.000% due 09/15/2015	44	44
4.000% due 01/15/2024 (b)	2,635	319
4.310% due 02/01/2020	221	224
4.448% due 03/01/2035	3,294	3,427
4.500% due 02/15/2015 - 08/01/2020	17,520	17,971
4.580% due 04/01/2035	8,632	9,022
4.634% due 04/01/2035	6,549	6,870
4.664% due 06/01/2035	52,648	54,120
4.717% due 03/01/2035	7,409	7,779
4.719% due 08/01/2035	45,359	47,149
4.928% due 07/01/2035	13,909	14,383
4.958% due 04/01/2035	1,515	1,586
4.992% due 03/01/2035	1,092	1,147
5.000% due 04/01/2013 - 05/15/2033	9,440	9,636
5.064% due 04/01/2035	3,206	3,382
5.500% due 11/01/2013 - 04/01/2040	15,011	16,048
5.787% due 02/01/2037	364	385
5.868% due 05/01/2037	490	520
6.000% due 03/01/2011 - 02/01/2034	8,116	8,784
6.500% due 02/15/2014 - 07/25/2043	44,670	48,938
6.920% due 08/15/2036 (b)	53,896	8,286
7.000% due 01/01/2030 - 04/01/2032	54	61
7.500% due 07/15/2030	414	463
8.000% due 01/01/2012 - 12/01/2024	231	256
8.500% due 06/01/2022 - 11/01/2025	654	767
9.000% due 12/15/2020 - 08/01/2022	225	256
9.500% due 08/01/2016 - 09/01/2021	74	83
10.000% due 11/01/2016 - 05/15/2020	31	35
14.000% due 09/01/2012 - 04/01/2016	1	1

Ginnie Mae
0.800% due 12/16/2025	108	108
3.125% due 10/20/2023 - 12/20/2027	2,579	2,621
3.625% due 08/20/2022 - 07/20/2034	3,392	3,494
4.000% due 01/20/2032 - 02/20/2032	3,221	3,329
4.375% due 04/20/2016 - 05/20/2030	5,163	5,345
4.500% due 03/20/2019 - 01/15/2040	19,837	20,104
5.000% due 06/20/2032	29	29
5.500% due 10/17/2022	50	54
5.500% due 06/20/2031 (b)	72	2
6.000% due 01/15/2029 - 05/01/2040	59,683	63,612
6.500% due 09/15/2032 - 04/15/2039	70,030	75,530
6.500% due 04/15/2036 (j)	122,915	132,900
7.000% due 03/15/2011 - 10/15/2011	5	5
7.500% due 03/15/2022 - 09/15/2031	131	147
8.000% due 05/15/2016 - 06/20/2031	1,519	1,706
8.500% due 12/15/2021 - 05/15/2030	7	8

See Accompanying Notes	Annual Report	March 31, 2010	95

Schedule of Investments  Low Duration Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.000% due 03/15/2017 - 11/15/2030	$237	$276
9.500% due 10/15/2016 - 06/15/2025	21	24
9.750% due 08/15/2017	17	19
10.000% due 10/15/2013 - 11/15/2020	3	4
10.500% due 11/15/2019 - 02/15/2021	1	1
11.500% due 08/15/2018	2	2
11.750% due 08/15/2013	2	2
12.000% due 06/20/2015	1	0
13.000% due 10/15/2013	3	3
13.500% due 11/15/2012	3	3
16.000% due 02/15/2012	3	3

Small Business Administration
4.310% due 04/01/2029	29,732	30,548

Vendee Mortgage Trust
6.500% due 05/15/2029	33,874	34,447

Total U.S. Government Agencies (Cost $2,783,174)		2,832,366

U.S. TREASURY OBLIGATIONS 1.9%

U.S. Treasury Notes
0.875% due 02/29/2012	177,700	177,388
1.000% due 10/31/2011 (j)	8,610	8,643
1.125% due 12/15/2012 (j)	4,475	4,437
1.375% due 03/15/2013 (i)	62,200	61,850
3.250% due 03/31/2017	101,700	101,541

Total U.S. Treasury Obligations (Cost $353,649)		353,859

MORTGAGE-BACKED SECURITIES 7.9%

Adjustable Rate Mortgage Trust
3.126% due 03/25/2035	11,472	10,418

American Home Mortgage Assets
0.439% due 10/25/2046	28,418	14,306

American Home Mortgage Investment Trust
2.229% due 02/25/2045	40,511	32,686
2.486% due 10/25/2034	31,909	26,411

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	521	533

Banc of America Funding Corp.
3.030% due 05/25/2035	178,710	164,458

Banc of America Large Loan, Inc.
0.440% due 03/15/2022	5,505	5,285

Banc of America Mortgage Securities, Inc.
3.180% due 02/25/2035	1,107	971
3.913% due 05/25/2033	237	212
4.789% due 09/25/2035	15,604	12,709
6.500% due 10/25/2031	3,423	3,381

Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035	804	750
2.810% due 03/25/2035	10,013	9,376
2.918% due 04/25/2033	4,757	4,274
3.048% due 11/25/2030	65	58
3.399% due 02/25/2033	709	601
3.428% due 10/25/2036	3,924	2,316
3.553% due 01/25/2034	7,315	6,938
3.738% due 08/25/2035	10,434	7,240
3.800% due 08/25/2033	1,040	876
4.330% due 10/25/2035	91,627	81,441
4.625% due 10/25/2035	42,137	37,154
4.803% due 08/25/2033	6,011	5,709
4.978% due 01/25/2035	28	26
4.994% due 01/25/2035	4,108	3,419
5.350% due 08/25/2035	72,349	64,187
5.453% due 04/25/2033	14,244	13,215
5.642% due 02/25/2033	969	949

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Alt-A Trust
2.734% due 03/25/2035	$23,174	$16,159
3.043% due 09/25/2034	1,483	1,062
3.478% due 05/25/2035	24,544	17,483
5.158% due 09/25/2035	6,808	5,043

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,500	1,447
5.471% due 01/12/2045	4,200	4,284

Bear Stearns Mortgage Funding Trust
0.299% due 02/25/2037	5,069	4,983

Bear Stearns Structured Products, Inc.
5.603% due 01/26/2036	13,522	8,352

Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	7	7

Citigroup Commercial Mortgage Trust
5.699% due 12/10/2049	200	199

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	26,424	23,658
3.075% due 03/25/2034	3,625	3,536

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	13,100	12,832
5.766% due 06/10/2046	57,000	58,913

Community Program Loan Trust
4.500% due 10/01/2018	2,350	2,364

Countrywide Alternative Loan Trust
0.409% due 05/25/2047	11,473	6,033
0.509% due 02/25/2037	12,718	7,016
0.646% due 06/25/2036	1,891	950

Countrywide Home Loan Mortgage Pass-Through Trust
0.519% due 04/25/2035	3,830	2,201
3.388% due 02/20/2035	20,679	17,585
3.510% due 11/25/2034	12,167	10,328
5.250% due 02/20/2036	23,341	15,438

Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 03/25/2032	1,679	1,391
3.124% due 10/25/2033	313	261
4.183% due 11/15/2037	229	228
4.823% due 06/25/2032	62	55
4.938% due 12/15/2040	326	326

Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039	1,400	1,376

DLJ Acceptance Trust
11.000% due 08/01/2019	46	46

Drexel Burnham Lambert CMO Trust
0.979% due 05/01/2016	1	1

First Horizon Alternative Mortgage Securities
2.594% due 06/25/2034	15,315	12,562
5.387% due 09/25/2035	1,775	1,281

First Horizon Asset Securities, Inc.
3.117% due 07/25/2033	6,370	5,830
3.495% due 07/25/2033	38	34

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	45	45

Greenpoint Mortgage Funding Trust
0.309% due 10/25/2046	6,996	6,348
0.309% due 01/25/2047	8,276	7,595

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	500	497
5.444% due 03/10/2039	6,800	6,623
5.886% due 07/10/2038	300	306

GS Mortgage Securities Corp. II
0.318% due 03/06/2020	9,502	9,173
0.358% due 03/06/2020	14,900	13,897

GSR Mortgage Loan Trust
2.954% due 09/25/2035	77,522	71,585
3.008% due 09/25/2035	7,577	7,313

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.991% due 11/25/2035	$19,759	$16,805
3.998% due 07/25/2035	3,518	2,228
6.000% due 03/25/2032	400	401

Harborview Mortgage Loan Trust
4.880% due 07/19/2035	10,405	7,539

Impac Secured Assets CMN Owner Trust
0.309% due 01/25/2037	898	875

Imperial Savings Association
6.577% due 02/25/2018	27	27

Indymac Index Mortgage Loan Trust
0.319% due 11/25/2046	2,317	2,283
0.439% due 05/25/2046	5,274	2,836

JPMorgan Chase Commercial Mortgage Securities Corp.
0.605% due 07/15/2019	5,889	5,062
5.420% due 01/15/2049	2,285	2,205
5.818% due 06/15/2049	50,400	48,410
5.882% due 02/15/2051	4,400	4,309

JPMorgan Mortgage Trust
3.620% due 04/25/2037	2,285	1,524
4.071% due 07/25/2035	2,090	1,955
5.016% due 02/25/2035	13,912	13,782
5.404% due 11/25/2035	8,373	7,461
5.502% due 02/25/2036	23,032	19,425

JPMorgan Re-REMIC
6.269% due 05/27/2036	15,334	14,691

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	2,086	2,091
7.370% due 08/15/2026	159	160

MASTR Adjustable Rate Mortgages Trust
3.097% due 11/21/2034	11,819	10,432

MASTR Asset Securitization Trust
5.500% due 09/25/2033	15,485	15,853

Mellon Residential Funding Corp.
0.712% due 06/15/2030	15,514	13,079

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	9,400	8,634

Merrill Lynch Mortgage Investors, Inc.
0.439% due 02/25/2036	12,317	8,891
2.801% due 02/25/2035	21,254	19,443
3.051% due 05/25/2033	8,318	7,819

MLCC Mortgage Investors, Inc.
0.479% due 11/25/2035	2,000	1,457
4.250% due 10/25/2035	11,344	10,067

Morgan Stanley Capital I
0.289% due 10/15/2020	5,448	5,016
4.050% due 01/13/2041	1,334	1,336
5.809% due 12/12/2049	18,825	18,543

Morgan Stanley Re-REMIC Trust
5.841% due 08/12/2045	6,200	6,266

Prime Mortgage Trust
0.629% due 02/25/2019	577	548
0.629% due 02/25/2034	3,994	3,634

Prudential-Bache CMO Trust
8.400% due 03/20/2021	56	57

Resecuritization Mortgage Trust
0.479% due 04/26/2021	29	29

Residential Accredit Loans, Inc.
4.790% due 04/25/2035	14,587	11,684

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	435	433

Residential Funding Mortgage Securities I
5.250% due 01/25/2036	1,553	1,332

Sears Mortgage Securities
12.000% due 02/25/2014	4	4

96	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sequoia Mortgage Trust
0.929% due 05/20/2034	$6,428	$5,107

Sovereign Commercial Mortgage Securities Trust
5.784% due 07/22/2030	794	817

Structured Asset Mortgage Investments, Inc.
0.479% due 07/19/2035	5,973	3,166
0.509% due 02/25/2036	6,169	3,568
0.889% due 09/19/2032	5,016	4,211
9.259% due 06/25/2029	453	448

Structured Asset Securities Corp.
2.595% due 01/25/2032	147	142
2.768% due 07/25/2032	98	64

SunTrust Adjustable Rate Mortgage Loan Trust
0.363% due 01/25/2037	8,013	5,946

Thornburg Mortgage Securities Trust
0.339% due 11/25/2046	40,208	39,235
0.349% due 07/25/2036	27,772	27,098
0.349% due 10/25/2046	35,535	34,680
0.359% due 06/25/2037	3,443	3,354

Wachovia Bank Commercial Mortgage Trust
0.310% due 06/15/2020	27,198	24,030
0.322% due 09/15/2021	21,713	19,389
5.509% due 04/15/2047	6,200	5,619

WaMu Mortgage Pass-Through Certificates
0.519% due 10/25/2045	5,320	4,110
0.523% due 01/25/2036	3,688	3,337
0.539% due 01/25/2045	335	259
1.201% due 01/25/2047	8,749	5,263
1.281% due 12/25/2046	40,865	24,565
1.471% due 08/25/2046	224	132
1.671% due 11/25/2042	1,652	1,214
1.871% due 06/25/2042	2,836	2,210
1.871% due 08/25/2042	2,331	1,662
2.784% due 03/25/2034	3,798	3,519
3.078% due 02/27/2034	9,403	8,917
3.078% due 01/25/2047	6,085	3,605
3.328% due 09/25/2046	14,227	8,747
5.046% due 12/25/2035	1,098	1,044

Washington Mutual MSC Mortgage Pass-Through Certificates
3.662% due 02/25/2033	131	105
3.666% due 02/25/2033	72	57

Wells Fargo Mortgage-Backed Securities Trust
2.878% due 01/25/2035	4,400	3,977
4.687% due 12/25/2033	3,910	3,944
4.905% due 03/25/2035	1,632	1,516
4.950% due 03/25/2036	24,664	21,737
4.986% due 03/25/2036	3,504	2,907
5.217% due 04/25/2036	890	755
5.388% due 08/25/2035	3,705	3,694
5.531% due 07/25/2036	21,146	16,993

Total Mortgage-Backed Securities (Cost $1,614,143)		1,476,314

ASSET-BACKED SECURITIES 4.0%

ABFS Mortgage Loan Trust
4.928% due 12/15/2033	10	10

Access Group, Inc.
1.549% due 10/27/2025	64,416	66,590

Accredited Mortgage Loan Trust
0.469% due 09/25/2035	1,168	1,036

ACE Securities Corp.
0.279% due 12/25/2036	2,343	2,095

Ameriquest Mortgage Securities, Inc.
0.716% due 01/25/2035	1,822	1,747

AMMC CDO
0.488% due 08/08/2017	52,700	47,876

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amortizing Residential Collateral Trust
0.809% due 07/25/2032	$744	$680

Asset-Backed Funding Certificates
0.289% due 01/25/2037	2,187	2,145

Asset-Backed Securities Corp. Home Equity
0.750% due 06/15/2031	7	5

BA Credit Card Trust
0.810% due 04/15/2013	7,640	7,654

Bank of America Auto Trust
1.700% due 12/15/2011	10,606	10,646

Bayview Financial Acquisition Trust
6.129% due 05/28/2037	2,935	2,926

Bear Stearns Asset-Backed Securities Trust
0.289% due 01/25/2037	1,994	1,855
0.309% due 10/25/2036	2,324	2,129
0.679% due 03/25/2043	532	528
0.909% due 09/25/2035	3,727	3,506
1.229% due 10/25/2037	26,542	17,541

BNC Mortgage Loan Trust
0.349% due 11/25/2036	4,600	4,164

Capital Auto Receivables Asset Trust
1.680% due 10/15/2012	1,200	1,210

Carrington Mortgage Loan Trust
0.279% due 01/25/2037	7,172	6,857
0.329% due 06/25/2037	1,149	1,012
0.549% due 10/25/2035	9,553	8,977

Chase Funding Mortgage Loan Asset-Backed Certificates
0.869% due 11/25/2031	579	553

Chase Issuance Trust
0.270% due 02/15/2013	1,506	1,505

Citigroup Mortgage Loan Trust, Inc.
0.329% due 10/25/2036	4,545	4,502

Conseco Financial Corp.
6.450% due 06/01/2030	77	77

Countrywide Asset-Backed Certificates
0.279% due 05/25/2037	2,474	2,433

Credit Suisse First Boston Mortgage Securities Corp.
0.929% due 07/25/2032	12	8

Credit-Based Asset Servicing & Securitization LLC
0.319% due 12/25/2037	5	5

Equifirst Mortgage Loan Trust
0.469% due 01/25/2034	1,059	922

Equity One ABS, Inc.
0.789% due 11/25/2032	9,859	7,972

First Franklin Mortgage Loan Asset-Backed Certificates
0.279% due 11/25/2036	11,234	10,984
0.339% due 09/25/2036	3,500	3,301
0.509% due 10/25/2035	3,639	3,510

Ford Credit Auto Owner Trust
1.210% due 01/15/2012	16,120	16,166
1.650% due 06/15/2012	56,054	56,426
1.850% due 05/15/2012	12,087	12,173
2.000% due 12/15/2011	4,497	4,514

Fremont Home Loan Trust
0.289% due 01/25/2037	3,117	2,495

GSAMP Trust
0.299% due 12/25/2036	6,801	4,468

Gulf Stream - Sextant CLO Ltd.
0.481% due 08/21/2020	10,000	9,098

HFC Home Equity Loan Asset-Backed Certificates
0.379% due 03/20/2036	1,787	1,659
0.499% due 01/20/2035	2,764	2,315
0.519% due 01/20/2034	17,493	15,567
0.579% due 09/20/2033	7,114	6,292

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSI Asset Securitization Corp. Trust
0.279% due 10/25/2036	$455	$311
0.279% due 12/25/2036	2,178	1,683

JPMorgan Mortgage Acquisition Corp.
0.279% due 07/25/2036	385	381
0.298% due 11/25/2036	95	95

Landmark CDO Ltd.
0.721% due 01/15/2016	52,584	48,807

Long Beach Mortgage Loan Trust
0.509% due 10/25/2034	589	498

Mid-State Trust
4.864% due 07/15/2038	437	396

Morgan Stanley ABS Capital I
0.269% due 10/25/2036	1,257	1,239
0.269% due 01/25/2037	3,556	3,468
0.279% due 10/25/2036	351	346

Morgan Stanley IXIS Real Estate Capital Trust
0.279% due 11/25/2036	195	190

Mountain Capital CLO Ltd.
0.665% due 02/15/2016	42,873	39,644

Option One Mortgage Loan Trust
0.279% due 01/25/2037	148	147

Park Place Securities, Inc.
0.489% due 07/25/2035	3,836	3,817

Primus CLO Ltd.
0.484% due 07/15/2021	165,156	148,640

Race Point CLO
0.800% due 05/15/2015	14,008	13,343

Renaissance Home Equity Loan Trust
0.849% due 03/25/2034	4,440	3,848
0.929% due 08/25/2032	40	28

Residential Asset Mortgage Products, Inc.
0.579% due 03/25/2034	1,665	1,335

Residential Asset Securities Corp.
0.689% due 06/25/2031	3	2

Saxon Asset Securities Trust
0.549% due 09/25/2047	7,400	3,683

Securitized Asset-Backed Receivables LLC Trust
0.289% due 12/25/2036	5,015	1,909
0.359% due 05/25/2037	1,836	1,278

SLM Student Loan Trust
0.289% due 01/25/2019	5,347	5,342
0.499% due 07/25/2013	6,128	6,133
0.549% due 01/25/2015	3,777	3,780
0.749% due 10/25/2017	48,900	49,219
0.929% due 07/25/2013	19,880	19,965
1.749% due 04/25/2023	2,992	3,098

Soundview Home Equity Loan Trust
0.289% due 11/25/2036	2,473	1,483

Specialty Underwriting & Residential Finance
0.289% due 01/25/2038	3,384	2,635

Structured Asset Securities Corp.
0.279% due 10/25/2036	3,034	3,005
0.519% due 01/25/2033	609	536
4.930% due 01/25/2035	782	676

Summit Lake CLO Ltd.
0.482% due 02/24/2018	22,000	19,469

Wells Fargo Home Equity Trust
0.319% due 04/25/2037	2,929	2,837

WMC Mortgage Loan Pass-Through Certificates
0.910% due 05/15/2030	167	154

Total Asset-Backed Securities (Cost $765,182)		751,554

See Accompanying Notes	Annual Report	March 31, 2010	97

Schedule of Investments  Low Duration Fund   (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.8%

Export-Import Bank of Korea
0.471% due 10/04/2011		$1,000	$1,002
8.125% due 01/21/2014		105,700	122,717

Korea Development Bank
0.531% due 11/22/2012		2,200	2,133

Societe Financement de l’Economie Francaise
0.451% due 07/16/2012		6,000	6,028
2.375% due 03/26/2012		13,100	13,347

Swedish Housing Finance Corp.
3.125% due 03/23/2012		9,000	9,280

Total Sovereign Issues (Cost $136,965)			154,507

FOREIGN CURRENCY-DENOMINATED ISSUES 1.5%

American General Finance Corp.
4.125% due 11/29/2013	EUR	5,000	5,642

American International Group, Inc.
8.000% due 05/22/2068		6,600	7,332

Barry Callebaut NV
6.000% due 07/13/2017		1,250	1,731

Bear Stearns Cos. LLC
2.625% due 12/07/2011	CHF	35,000	33,847

Citigroup, Inc.
4.750% due 02/10/2019	EUR	100	128

EMF-NL
1.430% due 04/17/2041		6,584	8,370
1.530% due 04/17/2041		3,000	2,692
1.680% due 07/17/2041		7,300	6,944

FCE Bank PLC
7.125% due 01/16/2012		6,400	8,882
7.125% due 01/15/2013		3,800	5,286
7.875% due 02/15/2011	GBP	11,100	17,286

Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	5,000	5,097

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	19,000	26,490

Fresenius Finance BV
5.500% due 01/31/2016		2,300	3,285

Fresenius Medical Care Capital Trust V
7.375% due 06/15/2011		4,570	6,497

Fresenius U.S. Finance II, Inc.
8.750% due 07/15/2015		500	790

Green Valley Ltd.
4.292% due 01/10/2011		250	337

KeyBank N.A.
0.785% due 11/21/2011		1,600	2,056

KeyCorp
0.860% due 11/22/2010		7,085	9,234

LeasePlan Corp. NV
3.125% due 02/10/2012		2,900	4,046

Lehman Brothers Holdings, Inc.
5.154% due 03/17/2011 (a)		6,427	1,986

Macquarie Bank Ltd.
1.004% due 12/06/2016		8,200	10,245

Morgan Stanley
0.988% due 03/01/2013		25,300	32,676

Newgate Funding PLC
1.250% due 12/15/2050	EUR	2,500	2,754

Pacific Life Global Funding
2.750% due 05/15/2012	CHF	9,000	8,962

Royal Bank of Scotland Group PLC
4.556% due 04/06/2011	GBP	3,911	5,608

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ruhrgas AG
2.297% due 08/18/2012	EUR	128	$171

SLM Corp.
1.020% due 04/26/2011		5,000	6,551

Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		12,500	17,251

Sumitomo Mitsui Banking Corp.
1.049% due 12/29/2049	JPY	1,300,000	13,801

SunTrust Bank
0.822% due 12/20/2011	EUR	19,500	24,913

Swedbank AB
3.625% due 12/02/2011		400	559

TDC A/S
6.500% due 04/19/2012		1,500	2,173

Total Foreign Currency-Denominated Issues (Cost $276,993)			283,622

		SHARES
COMMON STOCKS 0.2%

Royal Bank of Scotland Group PLC (d)
		63,736,110	42,557

Total Common Stocks (Cost $37,210)			42,557

CONVERTIBLE PREFERRED SECURITIES 0.2%

Motors Liquidation Co.
5.250% due 03/06/2032		428,000	3,702

Wells Fargo & Co.
7.500% due 12/31/2049		33,630	32,857

Total Convertible Preferred Securities (Cost $23,418)			36,559

PREFERRED STOCKS 0.7%

Citigroup, Inc.
7.500% due 12/15/2012		2,464,997	47,439

DG Funding Trust
2.501% due 12/31/2049		10,254	83,570

Total Preferred Stocks (Cost $155,873)			131,009

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 36.5%

CERTIFICATES OF DEPOSIT 0.6%

Intesa Sanpaolo
2.375% due 12/21/2012		$104,900	105,699

COMMERCIAL PAPER 2.1%

Fannie Mae
0.185% due 06/23/2010		37,000	36,992
0.220% due 08/09/2010		24,000	23,971
0.280% due 08/03/2010		16,500	16,489

Federal Home Loan Bank
0.121% due 04/09/2010		4,000	4,000
0.133% due 04/21/2010		93,077	93,070
0.185% due 06/25/2010		27,000	26,994
0.190% due 06/23/2010		16,200	16,197
0.300% due 04/01/2010		23,000	23,000
0.388% due 04/19/2010		44,000	43,998

Freddie Mac
0.180% due 05/26/2010		18,000	17,995
0.209% due 05/05/2010		13,000	12,998
0.210% due 07/23/2010		50,000	49,951
0.230% due 08/03/2010		27,000	26,981

			392,636

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 2.8%

Banc of America Securities LLC
0.030% due 04/01/2010	$220,400	$220,400
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 1.375% due 09/15/2012 valued at $224,952. Repurchase proceeds are $220,400.)

Barclays Capital, Inc.
0.030% due 04/01/2010	123,200	123,200
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $125,834. Repurchase proceeds are $123,200.)

Citigroup Global Markets, Inc.
0.020% due 04/01/2010	61,800	61,800
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 2.625% due 02/29/2016 valued at $63,258. Repurchase proceeds are $61,800.)

Goldman Sachs & Co.
0.180% due 05/03/2010	10,000	10,000
(Dated 03/22/2010. Collateralized by Fannie Mae 5.500% due 08/01/2037 valued at $10,036. Repurchase proceeds are $10,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	6,859	6,859
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $7,000. Repurchase proceeds are $6,859.)

TD Securities (USA) LLC
0.050% due 04/01/2010	100,000	100,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Bonds 8.125% due 05/15/2021 valued at $102,418. Repurchase proceeds are $100,000.)

		522,259

U.S. TREASURY BILLS 1.3%
0.143% due 04/22/2010 - 09/02/2010 (e)(g)(h)(j)	242,947	242,872

U.S. TREASURY CASH MANAGEMENT BILLS 2.2%
0.126% due 04/01/2010 - 04/19/2010 (c)(e)	421,035	421,021

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 27.5%
	517,224,601	5,178,970

Total Short-Term Instruments (Cost $6,862,889)		6,863,457

Total Investments 100.0% (Cost $18,700,584)		$18,794,805

Written Options (l) (0.1%) (Premiums $45,420)		$(11,928)

Other Assets and Liabilities (Net) 0.1%		9,515

Net Assets 100.0%		$18,792,392

98	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-Issued security.
(d)	Non-income producing security.
(e)	Coupon represents a weighted average rate.
(f)	Affiliated to the Fund.
(g)	Securities with an aggregate market value of $5,365 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(h)	Securities with an aggregate market value of $959 have been pledged as collateral for delayed-delivery mortgage-backed securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2010.
(i)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $255,896 at a weighted average interest rate of -0.060%. On March 31, 2010, securities valued at $61,850 were pledged as collateral for reverse repurchase agreements.
(j)	Securities with an aggregate market value of $51,431 and cash of $54 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers’ Acceptance June Futures	Long	06/2010	677	$(316)
3-Month Canadian Bankers’ Acceptance September Futures	Long	09/2010	1,350	(1,072)
90-Day Eurodollar December Futures	Long	12/2010	3,375	3,911
90-Day Eurodollar June Futures	Long	06/2010	38,078	26,919
90-Day Eurodollar September Futures	Long	09/2010	4,919	1,951
Euro-Bobl June Futures	Long	06/2010	3,109	1,252
Euro-Bund 10-Year Bond June Futures	Long	06/2010	424	242
U.S. Treasury 2-Year Note June Futures	Long	06/2010	6,982	(1,228)
U.S. Treasury 10-Year Note June Futures	Long	06/2010	452	(466)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	887	208
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	1,180	596
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	846	114

				$32,111

(k)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Hospitality Properties Trust	BOA	(5.000%	)	06/20/2016	1.993%	$7,500	$(1,218)	$(902)	$(316)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%		03/20/2013	2.008%	$12,700	$40	$0	$40
American International Group, Inc.	DUB	1.400%		06/20/2013	2.073%	16,200	(327)	0	(327)
American International Group, Inc.	GSC	1.380%		06/20/2013	2.073%	20,200	(420)	0	(420)
American International Group, Inc.	GSC	1.800%		06/20/2013	2.073%	2,000	(16)	0	(16)
American International Group, Inc.	RBS	1.360%		06/20/2013	2.073%	20,300	(435)	0	(435)
Berkshire Hathaway Finance Corp.	DUB	1.000%		09/20/2013	0.768%	20,000	162	0	162
Brazil Government International Bond	DUB	1.000%		12/20/2010	0.559%	26,800	94	101	(7)
Brazil Government International Bond	GSC	1.000%		12/20/2010	0.559%	35,100	123	136	(13)
Brazil Government International Bond	JPM	1.000%		12/20/2010	0.559%	21,600	76	84	(8)
Citigroup, Inc.	BCLY	1.000%		03/20/2011	0.789%	69,300	162	(411)	573
Citigroup, Inc.	BNP	1.000%		03/20/2011	0.789%	1,400	3	(8)	11
Citigroup, Inc.	GSC	1.000%		03/20/2011	0.789%	2,900	7	(16)	23
Citigroup, Inc.	JPM	1.000%		03/20/2011	0.789%	22,700	53	(139)	192
Citigroup, Inc.	UBS	1.000%		03/20/2011	0.789%	7,100	17	(40)	57
Ford Motor Credit Co. LLC	BCLY	5.800%		09/20/2012	2.742%	1,300	94	0	94
Ford Motor Credit Co. LLC	CITI	5.000%		12/20/2014	3.158%	600	45	(13)	58
Ford Motor Credit Co. LLC	DUB	5.650%		09/20/2012	2.742%	2,200	152	0	152
Ford Motor Credit Co. LLC	GSC	3.850%		09/20/2012	2.742%	4,500	120	0	120
Ford Motor Credit Co. LLC	JPM	3.900%		09/20/2012	2.742%	7,500	210	0	210
Ford Motor Credit Co. LLC	JPM	3.950%		09/20/2012	2.742%	10,000	291	0	291
Ford Motor Credit Co. LLC	JPM	5.750%		09/20/2012	2.742%	1,000	71	0	71
Ford Motor Credit Co. LLC	MLP	5.620%		09/20/2012	2.742%	2,000	137	0	137
General Electric Capital Corp.	BCLY	5.000%		09/20/2010	0.911%	6,200	130	209	(79)
General Electric Capital Corp.	BNP	1.000%		09/20/2010	0.911%	1,200	1	(15)	16
General Electric Capital Corp.	BNP	0.780%		03/20/2011	0.944%	6,300	(9)	0	(9)
General Electric Capital Corp.	BNP	1.250%		03/20/2013	1.314%	2,000	(3)	0	(3)
General Electric Capital Corp.	BOA	5.000%		09/20/2011	1.046%	6,200	369	328	41

See Accompanying Notes	Annual Report	March 31, 2010	99

Schedule of Investments  Low Duration Fund   (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	CITI	5.000%	06/20/2010	0.911%	$4,800	$51	$(30)	$81
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.363%	16,600	1,564	0	1,564
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.363%	10,200	1,079	0	1,079
General Electric Capital Corp.	DUB	1.000%	06/20/2010	0.911%	8,400	4	(20)	24
General Electric Capital Corp.	DUB	1.000%	09/20/2010	0.911%	1,100	1	(12)	13
General Electric Capital Corp.	DUB	1.000%	03/20/2011	0.929%	6,300	6	(48)	54
General Electric Capital Corp.	DUB	0.800%	06/20/2011	0.956%	32,700	(55)	0	(55)
General Electric Capital Corp.	DUB	1.000%	09/20/2011	1.046%	11,300	(5)	(322)	317
General Electric Capital Corp.	GSC	0.900%	12/20/2010	0.926%	1,900	0	0	0
General Electric Capital Corp.	GSC	8.000%	03/20/2011	0.944%	8,000	567	0	567
General Electric Capital Corp.	GSC	5.000%	06/20/2011	0.941%	10,000	510	(500)	1,010
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.046%	4,800	285	240	45
GMAC, Inc.	BCLY	3.650%	09/20/2012	2.917%	2,000	36	0	36
GMAC, Inc.	CITI	3.720%	09/20/2012	2.917%	2,800	55	0	55
GMAC, Inc.	DUB	3.200%	09/20/2012	2.917%	5,500	41	0	41
GMAC, Inc.	GSC	3.200%	09/20/2012	2.917%	4,300	32	0	32
GMAC, Inc.	JPM	3.250%	09/20/2012	2.917%	7,500	64	0	64
GMAC, Inc.	JPM	3.370%	09/20/2012	2.917%	10,000	114	0	114
GMAC, Inc.	JPM	3.670%	09/20/2012	2.917%	13,000	239	0	239
GMAC, Inc.	JPM	3.750%	09/20/2012	2.917%	2,000	41	0	41
GMAC, Inc.	JPM	4.850%	09/20/2012	2.917%	8,300	381	0	381
HSBC Finance Corp.	DUB	5.000%	09/20/2010	0.625%	12,000	268	297	(29)
Indonesia Government International Bond	CITI	1.000%	06/20/2011	0.792%	24,720	70	12	58
Indonesia Government International Bond	HSBC	1.000%	06/20/2011	0.792%	8,240	23	5	18
Indonesia Government International Bond	MSC	1.000%	06/20/2011	0.792%	24,720	70	61	9
Indonesia Government International Bond	RBS	1.000%	06/20/2011	0.792%	24,720	70	46	24
Indonesia Government International Bond	RBS	1.310%	12/20/2011	0.975%	4,900	30	0	30
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.607%	110,400	2,083	844	1,239
Japan Government International Bond	BOA	1.000%	03/20/2015	0.607%	34,400	649	283	366
Japan Government International Bond	GSC	1.000%	03/20/2015	0.607%	61,300	1,157	585	572
Japan Government International Bond	JPM	1.000%	03/20/2015	0.607%	7,900	149	94	55
JPMorgan Chase & Co.	DUB	1.000%	03/20/2011	0.321%	25,000	173	143	30
JSC Gazprom	MSC	0.860%	11/20/2011	1.473%	38,400	(262)	0	(262)
Korea Government Bond	CITI	0.520%	12/20/2010	0.378%	11,000	13	0	13
Korea Government Bond	UBS	0.550%	12/20/2010	0.378%	9,000	13	0	13
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.523%	10,000	37	25	12
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.523%	29,900	112	70	42
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.523%	31,100	117	76	41
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.523%	7,100	27	18	9
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.523%	19,600	74	50	24
Panama Government International Bond	MSC	0.750%	01/20/2012	0.804%	500	0	0	0
Russia Government International Bond	CITI	1.000%	12/20/2010	0.552%	9,000	32	5	27
Russia Government International Bond	DUB	1.000%	12/20/2010	0.552%	10,000	35	11	24
Russia Government International Bond	GSC	1.000%	12/20/2010	0.552%	40,200	143	43	100
Russia Government International Bond	UBS	1.000%	12/20/2010	0.552%	25,100	89	13	76
SLM Corp.	BNP	5.050%	03/20/2013	3.038%	6,200	356	0	356
SLM Corp.	BOA	5.000%	12/20/2010	1.340%	5,000	140	(512)	652
SLM Corp.	BOA	2.860%	12/20/2012	2.944%	100	0	(31)	31
SLM Corp.	BOA	4.930%	03/20/2013	3.038%	100	5	(27)	32
SLM Corp.	BOA	5.025%	03/20/2013	3.038%	200	11	(54)	65
SLM Corp.	BOA	5.000%	12/20/2013	3.315%	100	6	(28)	34
SLM Corp.	DUB	5.000%	09/20/2010	1.340%	1,500	28	(120)	148
State of Illinois General Obligation Bonds, Series 2006	GSC	2.050%	03/20/2012	1.690%	4,100	33	0	33
State of Illinois General Obligation Bonds, Series 2006	GSC	2.100%	03/20/2012	1.690%	27,900	255	0	255
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.736%	22,300	282	136	146
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.736%	16,700	211	111	100
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.719%	200	2	1	1
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.736%	44,900	567	264	303
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.736%	67,900	858	357	501

						$14,083	$2,302	$11,781

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	BCLY	5.000%	12/20/2014	$27,600	$3,253	$2,760	$493
CDX.EM-12 Index	UBS	5.000%	12/20/2014	15,300	1,803	1,522	281
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	13,900	1,746	1,741	5
CDX.EM-13 Index	GSC	5.000%	06/20/2015	5,500	691	687	4
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	37,362	(119)	0	(119)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	8,666	(27)	0	(27)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	10,015	(21)	0	(21)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	21,412	336	0	336

100	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	$38,869	$620	$0	$620
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	4,437	64	0	64
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	9,548	142	0	142
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	10,899	143	0	143
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	13,696	150	0	150

					$8,781	$6,710	$2,071

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	23,900	$1,079	$1	$1,078
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		9,100	447	0	447
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	36,800	52	65	(13)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		40,800	57	83	(26)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		31,700	123	144	(21)
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		56,300	(31)	0	(31)
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		34,500	(9)	0	(9)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		58,100	1,280	(32)	1,312
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		540,800	20,702	(391)	21,093
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		23,600	(1)	0	(1)
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		118,400	40	30	10
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		58,500	19	15	4
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		89,700	(21)	0	(21)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		15,800	38	39	(1)
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		112,600	405	464	(59)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		17,200	16	0	16
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		33,000	78	(7)	85
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		17,100	55	47	8
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		8,600	62	56	6
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	129,000	868	0	868
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY	EUR	371,300	11,327	1,265	10,062
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB		17,700	540	61	479
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	GSC		20,500	625	62	563

							$37,751	$1,902	$35,849

(l)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$119.000	04/23/2010	24	$13	$1
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	24	10	3

				$23	$4

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	$34,800	$463	$11
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	101,200	617	300

See Accompanying Notes	Annual Report	March 31, 2010	101

Schedule of Investments  Low Duration Fund   (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	$101,200	$248	$248
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	179,900	414	414
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	179,900	989	989
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	43,000	384	4
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	104,400	726	9
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	25,000	246	8
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	63,000	655	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	19,300	193	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	200,700	602	83
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	232,000	689	76
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	54,700	198	143
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	54,700	416	296
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	318,900	1,851	834
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	2,500	25	14
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	36,800	167	144
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	36,800	175	236
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	10,300	47	0
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	235,000	2,990	3
Put - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	3,800	47	0
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	235,000	2,879	77
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	11,700	50	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	49,900	477	1
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	11,700	102	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	65,600	1,306	21
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	11,300	55	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	9,000	100	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	17,700	139	1
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	67,800	1,098	22
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	246,100	1,821	731
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	222,600	1,291	582
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	12,500	173	4
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	143,500	427	375
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	143,500	621	776
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	113,000	1,193	10
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	54,100	370	4
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	60,200	609	15
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	27,400	237	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	9,000	142	3
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	94,000	896	9
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	72,800	488	285
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	72,800	582	466
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	248,800	1,512	104
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	6,000	109	2
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	206,600	847	540
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	206,600	971	1,118
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	28,000	243	3
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	670,600	4,771	55
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	634,700	6,221	156
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	130,600	1,014	885

							$42,886	$10,057

Credit Default Swaptions
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-13 5-Year Index	BOA	Buy	0.800%	06/16/2010	$16,100	$28	$40
Put - OTC CDX.IG-13 5-Year Index	BOA	Sell	1.300%	06/16/2010	16,100	39	8
Call - OTC CDX.IG-13 5-Year Index	JPM	Buy	0.800%	06/16/2010	29,900	60	75
Put - OTC CDX.IG-13 5-Year Index	JPM	Sell	1.300%	06/16/2010	29,900	64	16

						$191	$139

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	04/20/2010	$189,600	$1,147	$24
Call - OTC USD versus JPY		94.000	04/20/2010	189,600	663	1,589

					$1,810	$1,613

102	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

Inflation Cap
Description	Counterparty	Strike Index	Exercise Index		Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BNP	215.969	Maximum of ((Index Final/Index Initial - 1	) - 2.500%) or $0	12/14/2010	$60,000	$240	$94

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index		Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BNP	215.969	Maximum of (-1.000% - (Index Final/Index Initial - 1	)) or $0	12/14/2010	$60,000	$270	$21

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	777	$911,900	EUR	112,500	$5,954
Sales	11,992	7,518,100		27,800	53,468
Closing Buys	(8,859)	(1,306,400)		(140,300)	(9,567)
Expirations	(3,862)	(611,400)		0	(4,435)
Exercised	0	0		0	0

Balance at 03/31/2010	48	$6,512,200	EUR	0	$45,420

(m)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Fannie Mae	5.500%	06/01/2040	$6,000	$6,316	$6,292
Fannie Mae	6.000%	05/01/2040	441,500	470,163	470,956
Fannie Mae	6.500%	04/01/2040	11,000	11,730	11,920
Ginnie Mae	4.500%	04/01/2040	20,000	20,302	20,222

				$508,511	$509,390

(n)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	21,936	04/2010	JPM	$411	$0	$411
Buy	BRL	133,962	04/2010	GSC	0	(1,168)	(1,168)
Sell		133,962	04/2010	MSC	0	(281)	(281)
Buy		133,962	06/2010	MSC	289	0	289
Sell	CAD	633	04/2010	CITI	0	(7)	(7)
Sell		7,043	04/2010	HSBC	0	(65)	(65)
Buy		19,018	04/2010	JPM	486	0	486
Sell		5,622	04/2010	RBS	0	(182)	(182)
Sell	CHF	44,294	05/2010	DUB	0	(93)	(93)
Buy	CNY	17,801	08/2010	BCLY	0	(46)	(46)
Buy		22,436	08/2010	DUB	0	(56)	(56)
Buy		39,139	08/2010	HSBC	16	(36)	(20)
Buy		219,584	08/2010	JPM	31	(190)	(159)
Buy		50,740	08/2010	MSC	25	(18)	7
Buy		6,108	11/2010	BCLY	0	(11)	(11)
Buy		24,020	11/2010	CITI	0	(50)	(50)
Buy		61,954	11/2010	DUB	0	(139)	(139)
Buy		24,417	11/2010	MSC	0	(60)	(60)
Sell	EUR	21,273	04/2010	BCLY	68	0	68
Sell		99,191	04/2010	CITI	2,321	0	2,321
Sell		5,307	04/2010	DUB	247	0	247
Sell		10,144	04/2010	GSC	402	0	402
Sell		52,901	04/2010	JPM	822	0	822
Sell		4,700	04/2010	UBS	71	0	71
Sell	GBP	4,681	06/2010	BCLY	0	(36)	(36)
Sell		58,077	06/2010	RBS	0	(557)	(557)
Buy	IDR	15,661,800	10/2010	BOA	120	0	120
Buy		110,404,837	10/2010	CITI	769	0	769
Buy		15,661,800	10/2010	RBS	120	0	120
Buy		32,183,892	10/2010	UBS	170	0	170
Buy		9,479,810	11/2010	BCLY	28	0	28
Buy		9,340,800	11/2010	CITI	23	0	23
Buy		4,304,040	11/2010	DUB	1	0	1
Buy		8,700,050	11/2010	HSBC	10	0	10

See Accompanying Notes	Annual Report	March 31, 2010	103

Schedule of Investments  Low Duration Fund   (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	JPY	672,070	04/2010	BCLY	$75	$0	$75
Sell		268,937	04/2010	BNP	24	0	24
Sell		6,775,913	04/2010	CITI	1,473	(3)	1,470
Sell		1,448,919	04/2010	GSC	521	0	521
Sell		268,821	04/2010	UBS	26	0	26
Buy	KRW	810,000	07/2010	BCLY	29	0	29
Buy		1,606,708	07/2010	DUB	60	0	60
Buy		1,334,752	07/2010	MSC	46	0	46
Buy		12,293,433	08/2010	BCLY	491	0	491
Buy		3,194,878	08/2010	MSC	95	0	95
Buy		3,084,983	11/2010	BCLY	78	0	78
Buy		2,098,638	11/2010	BOA	63	0	63
Buy		9,289,707	11/2010	CITI	164	0	164
Buy		1,639,266	11/2010	DUB	28	0	28
Buy		856,290	11/2010	GSC	21	0	21
Buy		6,628,752	11/2010	JPM	52	(9)	43
Buy		3,234,591	11/2010	MSC	27	0	27
Buy	MXN	88,865	04/2010	JPM	480	0	480
Buy		16,150	04/2010	MSC	48	0	48
Sell		105,015	04/2010	UBS	0	(205)	(205)
Buy		105,015	09/2010	UBS	202	0	202
Buy	MYR	17,907	06/2010	BCLY	319	0	319
Buy		17,904	06/2010	DUB	318	0	318
Buy		1,571	06/2010	MSC	21	0	21
Buy		23,631	10/2010	BCLY	248	0	248
Buy		3,499	10/2010	BOA	41	0	41
Buy		11,523	10/2010	CITI	130	0	130
Buy		1,500	10/2010	DUB	18	0	18
Sell	PHP	11,152	04/2010	BCLY	0	(2)	(2)
Sell		35,997	04/2010	CITI	0	(4)	(4)
Sell		10,660	04/2010	DUB	0	(2)	(2)
Buy		57,809	04/2010	MSC	24	0	24
Buy		11,152	11/2010	BCLY	1	0	1
Buy		35,997	11/2010	CITI	2	(1)	1
Buy		10,660	11/2010	DUB	1	0	1
Buy	SGD	1,421	06/2010	BCLY	15	0	15
Buy		3,705	06/2010	CITI	4	(22)	(18)
Buy		1,087	06/2010	DUB	6	0	6
Buy		862	06/2010	UBS	6	0	6
Buy		2,447	09/2010	BCLY	1	0	1
Buy		1,819	09/2010	CITI	7	0	7
Buy		1,566	09/2010	GSC	6	0	6
Buy	TWD	38,938	06/2010	BOA	10	0	10
Buy		45,747	06/2010	DUB	12	0	12
Buy		50,308	06/2010	MSC	10	0	10
Buy		6,308	10/2010	BCLY	1	0	1
Buy		18,717	10/2010	CITI	4	0	4

					$11,638	$(3,243)	$8,395

(0)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$5,675,654	$14,073	$5,689,727
U.S. Government Agencies	0	2,829,204	3,162	2,832,366
Mortgage-Backed Securities	0	1,476,269	45	1,476,314
Asset-Backed Securities	0	424,677	326,877	751,554
Short-Term Instruments	5,178,970	1,684,487	0	6,863,457
Other Investments +++	75,414	951,527	154,446	1,181,387

Investments, at value	$5,254,384	$13,041,818	$498,603	$18,794,805
Short Sales, at value	$0	$(509,390)	$0	$(509,390)
Financial Derivative Instruments ++++	$32,110	$46,107	$(254)	$77,963

Totals	$5,286,494	$12,578,535	$498,349	$18,363,378

104	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Corporate Bonds & Notes	$0	$14,232	$0	$0	$(159)	$0	$14,073	$(159)
U.S. Government Agencies	3,242	(48)	(1)	0	(31)	0	3,162	(30)
Mortgage-Backed Securities	77	(31)	0	0	(1)	0	45	0
Asset-Backed Securities	0	319,083	1,589	819	5,386	0	326,877	5,386
Other Investments +++	13,152	54,228	29	0	(14,875)	101,912	154,446	(14,875)

Investments, at value	$16,471	$387,464	$1,617	$819	$(9,680)	$101,912	$498,603	$(9,678)
Financial Derivative Instruments ++++	$1,786	$(701)	$0	$0	$(1,339)	$0	$(254)	$447

Totals	$18,257	$386,763	$1,617	$819	$(11,019)	$101,912	$498,349	$(9,231)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(q)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$3,981	$0	$0	$0	$0	$3,981
Unrealized appreciation on foreign currency contracts	0	11,638	0	0	0	11,638
Unrealized appreciation on swap agreements	36,031	0	15,682	0	0	51,713

	$40,012	$11,638	$15,682	$0	$0	$67,332

Liabilities:
Written options outstanding	$10,176	$1,613	$139	$0	$0	$11,928
Unrealized depreciation on foreign currency contracts	0	3,243	0	0	0	3,243
Unrealized depreciation on swap agreements	182	0	2,146	0	0	2,328

	$10,358	$4,856	$2,285	$0	$0	$17,499

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$2,102	$0	$0	$0	$0	$2,102
Net realized gain (loss) on futures contracts, written options and swaps	232,391	0	(38,251)	0	0	194,140
Net realized gain on foreign currency transactions	0	21,223	0	0	0	21,223

	$234,493	$21,223	$(38,251)	$0	$0	$217,465

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(25,651)	$0	$0	$0	$0	$(25,651)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(14,241)	198	144,532	0	0	130,489
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	23,211	0	0	0	23,211

	$(39,892)	$23,211	$144,532	$0	$0	$128,049

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $32,111 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2010	105

Schedule of Investments  Low Duration Fund II

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 16.1%

BANKING & FINANCE 13.0%

AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	$4,600	$4,671

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	400	436

American Express Credit Corp.
0.409% due 12/02/2010	4,100	4,099

American Express Travel Related Services Co., Inc.
0.429% due 06/01/2011	500	493

American International Group, Inc.
0.361% due 10/18/2011	100	96
4.950% due 03/20/2012	100	102
8.250% due 08/15/2018	400	420

Bank of America Corp.
0.580% due 08/15/2016	200	175

Bear Stearns Cos. LLC
0.370% due 05/18/2010	800	800
6.950% due 08/10/2012	1,000	1,109

CIT Group, Inc.
7.000% due 05/01/2013	7	7
7.000% due 05/01/2014	10	10
7.000% due 05/01/2015	10	10
7.000% due 05/01/2016	18	16
7.000% due 05/01/2017	25	23

Citibank N.A.
1.875% due 05/07/2012	2,800	2,838
1.875% due 06/04/2012	500	506

Citigroup Funding, Inc.
1.875% due 10/22/2012	700	706
2.250% due 12/10/2012	1,900	1,932

Citigroup, Inc.
2.125% due 04/30/2012	3,900	3,973
5.125% due 02/14/2011	700	721
5.500% due 04/11/2013	1,400	1,472
5.625% due 08/27/2012	300	315

General Electric Capital Corp.
2.000% due 09/28/2012	1,700	1,724
2.125% due 12/21/2012	300	304
2.625% due 12/28/2012	600	617
3.000% due 12/09/2011	3,300	3,412

JPMorgan Chase & Co.
2.200% due 06/15/2012	600	612

JPMorgan Chase Bank N.A.
0.587% due 06/13/2016	700	658

KeyBank N.A.
2.502% due 06/02/2010	700	702

Merrill Lynch & Co., Inc.
0.449% due 11/01/2011	4,000	3,954
0.482% due 06/05/2012	2,800	2,749

Metropolitan Life Global Funding I
0.290% due 05/17/2010	1,100	1,100
0.651% due 07/13/2011	3,000	2,997
5.125% due 04/10/2013	2,400	2,578

Morgan Stanley
0.501% due 01/18/2011	300	300
2.350% due 05/14/2010	1,200	1,203
3.250% due 12/01/2011	700	726

National City Bank
0.622% due 06/07/2017	2,200	1,964

Pacific Life Global Funding
5.150% due 04/15/2013	2,300	2,427

Principal Life Income Funding Trusts
0.410% due 11/15/2010	200	200
5.300% due 04/24/2013	300	322

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Regions Financial Corp.
0.421% due 06/26/2012	$2,800	$2,561
7.750% due 11/10/2014	200	211

SunTrust Bank
6.375% due 04/01/2011	1,500	1,566

Wachovia Corp.
5.500% due 05/01/2013	200	216

Wells Fargo & Co.
7.980% due 03/29/2049	10,800	11,340

		69,373

INDUSTRIALS 1.3%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	2,900	2,988

PACCAR, Inc.
6.875% due 02/15/2014	100	114

UnitedHealth Group, Inc.
0.433% due 06/21/2010	3,225	3,225

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	600	641

		6,968

UTILITIES 1.8%

BellSouth Corp.
4.950% due 04/26/2021	3,700	3,708

Dominion Resources, Inc.
1.308% due 06/17/2010	2,200	2,205

Verizon Wireless Capital LLC
2.851% due 05/20/2011	800	824
5.250% due 02/01/2012	2,700	2,878

		9,615

Total Corporate Bonds & Notes (Cost $80,020)		85,956

CONVERTIBLE BONDS & NOTES 0.1%

National City Corp.
4.000% due 02/01/2011	400	409

Total Convertible Bonds & Notes (Cost $403)		409

MUNICIPAL BONDS & NOTES 0.6%

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	1,900	1,916

Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	1,200	1,209

Total Municipal Bonds & Notes (Cost $3,100)		3,125

U.S. GOVERNMENT AGENCIES 37.3%

Fannie Mae
0.579% due 07/25/2037	4,378	4,353
0.679% due 10/25/2030	130	131
0.968% due 03/25/2040	5,522	5,518
1.671% due 07/01/2042	285	286
1.721% due 09/01/2041	722	724
1.750% due 05/07/2013 (d)	3,100	3,094
1.871% due 08/01/2030	137	137
2.500% due 01/01/2024	122	125
2.600% due 01/01/2035	507	513
2.835% due 11/01/2034	1,648	1,725
2.859% due 12/01/2034	1,695	1,733
3.421% due 07/01/2035	350	364
4.413% due 09/01/2028	178	182
4.962% due 06/01/2035	3,128	3,239
5.500% due 06/01/2016 - 12/01/2033	13,131	14,044

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.700% due 08/01/2018	$1,000	$1,096
6.000% due 03/01/2016 - 03/01/2040	127,854	136,539
6.250% due 02/01/2011	2,100	2,202
6.500% due 09/01/2012 - 12/25/2042	389	424
8.000% due 11/25/2023	151	170
9.250% due 10/25/2018	4	5
10.500% due 05/01/2012	23	24

FDIC Structured Sale Guaranteed Notes
0.000% due 10/25/2011	1,300	1,280

Federal Housing Administration
7.430% due 07/01/2024	859	859

Freddie Mac
0.197% due 09/19/2011	3,900	3,900
0.380% due 07/15/2019 - 08/15/2019	1,612	1,602
0.580% due 12/15/2030	314	313
0.630% due 06/15/2018	116	114
1.125% due 06/01/2011	3,400	3,419
1.681% due 10/25/2044 - 02/25/2045	1,741	1,665
3.340% due 07/01/2023	79	81
4.928% due 07/01/2035	537	555
5.000% due 02/15/2020 - 05/15/2027	669	685
6.000% due 02/01/2016 - 05/01/2040	1,156	1,238
6.500% due 07/25/2043	1,294	1,424
8.500% due 06/01/2025	7	9

Ginnie Mae
0.729% due 09/20/2030	37	37
3.125% due 10/20/2025	325	330
3.625% due 07/20/2023 - 07/20/2030	593	611
4.375% due 04/20/2022 - 05/20/2027	676	697
6.500% due 04/15/2036	1,489	1,610
7.000% due 11/15/2022	94	105
7.500% due 02/15/2022 - 03/15/2024	161	182
7.750% due 01/17/2030	20	22
8.000% due 03/15/2023 - 05/15/2024	40	46
9.000% due 07/20/2016 - 08/15/2030	94	107

Small Business Administration
4.310% due 04/01/2029	1,069	1,098

Total U.S. Government Agencies (Cost $195,975)		198,617

U.S. TREASURY OBLIGATIONS 6.7%

U.S. Treasury Notes
0.875% due 01/31/2012 (d)	14,800	14,788
0.875% due 02/29/2012	10,200	10,182
1.000% due 12/31/2011	3,200	3,207
1.375% due 03/15/2013	1,700	1,691
3.250% due 03/31/2017	5,900	5,891

Total U.S. Treasury Obligations (Cost $35,765)		35,759

MORTGAGE-BACKED SECURITIES 6.0%

American Home Mortgage Investment Trust
2.229% due 02/25/2045	423	332
2.486% due 10/25/2034	1,381	1,143

Banc of America Funding Corp.
3.030% due 05/25/2035	3,432	3,158

Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	1,536	1,435
2.934% due 03/25/2035	351	333

106	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.399% due 02/25/2033	$40	$34
3.553% due 01/25/2034	270	256
5.287% due 02/25/2036	252	208
5.453% due 04/25/2033	682	633
5.642% due 02/25/2033	48	47

Bear Stearns Alt-A Trust
3.478% due 05/25/2035	990	705

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	97
5.471% due 01/12/2045	200	204

Bear Stearns Mortgage Funding Trust
0.299% due 02/25/2037	154	151

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	437	391
4.248% due 08/25/2035	509	450

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	600	588

Countrywide Home Loan Mortgage Pass-Through Trust
3.388% due 02/20/2035	657	559
3.510% due 11/25/2034	364	309
4.107% due 11/19/2033	309	293
5.250% due 02/20/2036	990	655

Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 03/25/2032	101	84
4.823% due 06/25/2032	3	2

Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039	100	98

Deutsche ALT-A Securities, Inc.
0.299% due 01/25/2047	89	86

First Horizon Alternative Mortgage Securities
2.594% due 06/25/2034	646	530

Greenpoint Mortgage Funding Trust
0.309% due 10/25/2046	238	216

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	99
5.444% due 03/10/2039	300	292

GS Mortgage Securities Corp. II
0.318% due 03/06/2020	640	617

GSR Mortgage Loan Trust
2.954% due 09/25/2035	2,929	2,705
3.688% due 06/25/2034	624	549

Impac Secured Assets CMN Owner Trust
0.309% due 01/25/2037	34	33

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	97
5.882% due 02/15/2051	200	196

JPMorgan Mortgage Trust
5.016% due 02/25/2035	78	78

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	93	93

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	367

Merrill Lynch Mortgage Investors, Inc.
2.801% due 02/25/2035	952	871

Morgan Stanley Capital I
0.289% due 10/15/2020	170	157
5.809% due 12/12/2049	100	99

Prime Mortgage Trust
0.629% due 02/25/2019	27	26
0.629% due 02/25/2034	203	184

Structured Asset Mortgage Investments, Inc.
0.359% due 03/25/2037	741	394
0.479% due 07/19/2035	333	309
0.889% due 09/19/2032	278	233
9.259% due 06/25/2029	281	278

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp.
2.768% due 07/25/2032	$6	$4
3.183% due 10/25/2035	218	184

Thornburg Mortgage Securities Trust
0.339% due 11/25/2046	1,222	1,192

Wachovia Bank Commercial Mortgage Trust
0.310% due 06/15/2020	674	596
0.322% due 09/15/2021	378	337

WaMu Mortgage Pass-Through Certificates
0.499% due 12/25/2045	314	240
0.519% due 10/25/2045	209	162
1.201% due 01/25/2047	269	162
1.671% due 11/25/2042	54	40
1.871% due 06/25/2042	115	90
3.078% due 02/27/2034	757	718
3.653% due 03/25/2035	6,591	5,547

Wells Fargo Mortgage-Backed Securities Trust
4.943% due 01/25/2035	2,179	2,123

Total Mortgage-Backed Securities (Cost $34,667)		32,069

ASSET-BACKED SECURITIES 2.7%

Ally Auto Receivables Trust
1.320% due 03/15/2012	400	402

Amortizing Residential Collateral Trust
0.809% due 07/25/2032	43	39

Asset-Backed Funding Certificates
0.289% due 01/25/2037	80	78

Asset-Backed Securities Corp. Home Equity
0.504% due 09/25/2034	151	127
1.880% due 03/15/2032	444	316

BA Credit Card Trust
0.810% due 04/15/2013	400	401

Bear Stearns Asset-Backed Securities Trust
0.289% due 01/25/2037	399	371
1.229% due 10/25/2037	866	572

Carrington Mortgage Loan Trust
0.279% due 01/25/2037	409	391

Chase Issuance Trust
1.757% due 09/15/2015	2,700	2,812

Countrywide Asset-Backed Certificates
0.279% due 05/25/2037	235	231
0.279% due 07/25/2037	1,056	1,017
0.279% due 06/25/2047	679	656
0.409% due 09/25/2036	1,704	1,347
0.709% due 12/25/2031	135	68

Credit-Based Asset Servicing & Securitization LLC
0.289% due 11/25/2036	122	93
0.319% due 12/25/2037	3	3

Daimler Chrysler Auto Trust
1.158% due 07/08/2011	84	84
1.708% due 09/10/2012	300	302

First Franklin Mortgage Loan Asset-Backed Certificates
0.269% due 01/25/2038	59	58

Fremont Home Loan Trust
0.289% due 01/25/2037	115	92

GSAMP Trust
0.299% due 12/25/2036	215	141

HSBC Asset Loan Obligation
0.289% due 12/25/2036	857	706

HSI Asset Securitization Corp. Trust
0.279% due 12/25/2036	572	524

Long Beach Mortgage Loan Trust
0.509% due 10/25/2034	19	16

MASTR Asset-Backed Securities Trust
0.289% due 11/25/2036	52	51

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley ABS Capital I
0.279% due 11/25/2036	$87	$85

Option One Mortgage Loan Trust
0.279% due 01/25/2037	5	5

Park Place Securities, Inc.
0.541% due 10/25/2034	380	367

Securitized Asset-Backed Receivables LLC Trust
0.289% due 12/25/2036	142	54

SLM Student Loan Trust
0.239% due 10/27/2014	369	369
0.549% due 01/25/2015	118	118
1.749% due 04/25/2023	2,448	2,535

Structured Asset Securities Corp.
0.519% due 01/25/2033	38	34

Total Asset-Backed Securities (Cost $15,681)		14,465

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049	500	489

Total Convertible Preferred Securities (Cost $360)		489

PREFERRED STOCKS 0.8%

DG Funding Trust
2.501% due 12/31/2049	510	4,156

Total Preferred Stocks (Cost $5,100)		4,156

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 43.9%

COMMERCIAL PAPER 1.3%

Fannie Mae
0.185% due 06/23/2010	$3,000	2,999

Federal Home Loan Bank
0.190% due 06/23/2010	2,000	2,000

Freddie Mac
0.230% due 08/03/2010	2,000	1,999

		6,998

REPURCHASE AGREEMENTS 3.8%

Barclays Capital, Inc.
0.030% due 04/01/2010	11,000	11,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $11,266. Repurchase proceeds are $11,000.)

Credit Suisse Securities (USA) LLC
0.010% due 04/01/2010	4,400	4,400
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 2.500% due 03/31/2015 valued at $4,502. Repurchase proceeds are $4,400.)

Goldman Sachs & Co.
0.140% due 04/05/2010	4,000	4,000
(Dated 03/11/2010. Collateralized by Fannie Mae 6.000% due 01/01/2039 valued at $4,128. Repurchase proceeds are $4,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	686	686
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 05/06/2010 valued at $700. Repurchase proceeds are $686.)

		20,086

See Accompanying Notes	Annual Report	March 31, 2010	107

Schedule of Investments  Low Duration Fund II  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 3.3%
0.142% due 04/22/2010 - 09/02/2010 (a)(d)	$17,496	$17,491

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.190% due 04/01/2010	20	20

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 35.5%
	18,878,698	189,032

Total Short-Term Instruments (Cost $233,636)		233,627

Total Investments 114.3% (Cost $604,707)		$608,672

Written Options (f) (0.0%) (Premiums $1,346)		(229)

Other Assets and Liabilities (Net) (14.3%)		(76,144)

Net Assets 100.0%		$532,299

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Affiliated to the Fund.
(c)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $11,880 at a weighted average interest rate of -0.096%. On March 31, 2010, there were no open reverse repurchase agreements.
(d)	Securities with an aggregate market value of $1,683 and cash of $207 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	85	$182
90-Day Eurodollar June Futures	Long	06/2010	1,381	817
90-Day Eurodollar September Futures	Long	09/2010	115	37
U.S. Treasury 2-Year Note June Futures	Long	06/2010	643	(101)
U.S. Treasury 10-Year Note June Futures	Long	06/2010	35	(35)

				$900

(e)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	2.008%	$300	$1	$0	$1
American International Group, Inc.	GSC	1.380%	06/20/2013	2.073%	500	(10)	0	(10)
American International Group, Inc.	RBS	1.360%	06/20/2013	2.073%	500	(11)	0	(11)
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.789%	3,800	9	(23)	32
Citigroup, Inc.	JPM	1.000%	03/20/2011	0.789%	700	2	(4)	6
General Electric Capital Corp.	CITI	5.000%	06/20/2010	0.911%	300	3	(1)	4
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.363%	300	28	0	28
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.363%	300	32	0	32
General Electric Capital Corp.	CITI	4.850%	12/20/2013	1.363%	400	50	0	50
General Electric Capital Corp.	DUB	4.230%	12/20/2013	1.363%	300	31	0	31
General Electric Capital Corp.	DUB	4.750%	12/20/2013	1.363%	400	48	0	48
State of Illinois General Obligation Bonds, Series 2006	GSC	2.050%	03/20/2012	1.690%	300	2	0	2
State of Illinois General Obligation Bonds, Series 2006	GSC	2.100%	03/20/2012	1.690%	700	6	0	6

						$191	$(28)	$219

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

108	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

(f)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$ 119.000	04/23/2010	153	$ 85	$7

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	$2,000	$31	$1
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	2,300	14	7
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	2,300	6	6
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	500	4	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	6,000	42	0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	8,600	47	34
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	8,600	49	55
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	300	3	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	10,600	32	4
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	10,900	12	4
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	13,000	111	39
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	6,000	20	16
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	6,000	33	32
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	100	0	0
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	400	4	0
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	400	9	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	500	5	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	9,500	199	3
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,000	8	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	8,100	176	3
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	500	7	0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	5,000	39	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	200	2	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	3,000	47	1
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	2,500	12	7
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	2,500	6	6
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	3,000	29	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	1,000	8	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	39,000	283	3
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	2,700	23	1

							$1,261	$222

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	25	$27,000	$139
Sales	216	164,900	1,399
Closing Buys	(88)	(35,400)	(192)
Expirations	0	0	0
Exercised	0	0	0

Balance at 03/31/2010	153	$156,500	$1,346

(g)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	04/01/2025	$4,000	$4,272	$4,276
Fannie Mae	5.500%	06/01/2040	2,000	2,105	2,098
Fannie Mae	6.000%	05/01/2040	9,000	9,546	9,600

				$15,923	$15,974

See Accompanying Notes	Annual Report	March 31, 2010	109

Schedule of Investments  Low Duration Fund II  (Cont.)

March 31, 2010

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$85,956	$0	$85,956
U.S. Government Agencies	0	162,062	36,555	198,617
U.S. Treasury Obligations	0	35,759	0	35,759
Mortgage-Backed Securities	0	32,069	0	32,069
Short-Term Instruments	189,032	44,595	0	233,627
Other Investments +++	489	17,999	4,156	22,644

Investments, at value	$189,521	$378,440	$40,711	$608,672
Short Sales, at value	$0	$(15,974)	$0	$(15,974)
Financial Derivative Instruments ++++	$900	$(10)	$0	$890

Totals	$190,421	$362,456	$40,711	$593,588

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010
U.S. Government Agencies	$903	$35,605	$(1)	$(1)	$49	$0	$36,555	$49
Other Investments +++	0	0	0	0	(952)	5,108	4,156	(952)

Investments, at value	$903	$35,605	$(1)	$(1)	$(903)	$5,108	$40,711	$(903)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(i)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$166	$0	$0	$0	$0	$166
Unrealized appreciation on swap agreements	0	0	240	0	0	240

	$166	$0	$240	$0	$0	$406

Liabilities:
Written options outstanding	$229	$0	$0	$0	$0	$229
Unrealized depreciation on swap agreements	0	0	21	0	0	21

	$229	$0	$21	$0	$0	$250

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(92)	$0	$0	$0	$0	$(92)
Net realized gain (loss) on futures contracts, written options and swaps	7,358	0	(355)	0	0	7,003

	$7,266	$0	$(355)	$0	$0	$6,911

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(794)	$0	$0	$0	$0	$(794)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(808)	0	2,099	0	0	1,291

	$(1,602)	$0	$2,099	$0	$0	$497

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $900 as reported in the Notes to Schedule of Investments.

110	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments  Low Duration Fund III

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 23.6%

BANKING & FINANCE 21.3%

AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	$1,500	$1,523

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	200	218

American Express Bank FSB
0.289% due 04/26/2010	200	200

American Express Centurion Bank
0.289% due 04/19/2010	334	334

American Express Credit Corp.
1.629% due 05/27/2010	500	501

American Express Travel Related Services Co., Inc.
0.429% due 06/01/2011	200	197

American General Finance Corp.
5.625% due 08/17/2011	700	685

Banco Santander Chile
2.875% due 11/13/2012	800	803

Bank of America Corp.
0.580% due 08/15/2016	100	88
2.100% due 04/30/2012	2,200	2,242

Bank of America N.A.
0.850% due 05/12/2010	2,200	2,201

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015	400	405

Barclays Bank PLC
5.000% due 09/22/2016	400	412

Bear Stearns Cos. LLC
0.370% due 05/18/2010	300	300

CIT Group, Inc.
7.000% due 05/01/2013	35	34
7.000% due 05/01/2014	52	50
7.000% due 05/01/2015	252	236
7.000% due 05/01/2016	88	81
7.000% due 05/01/2017	123	114

Citibank N.A.
1.875% due 05/07/2012	400	405
1.875% due 06/04/2012	100	101

Citigroup Capital XXI
8.300% due 12/21/2077	800	814

Citigroup Funding, Inc.
1.875% due 10/22/2012	200	202
2.250% due 12/10/2012	400	407

Citigroup, Inc.
0.400% due 05/18/2010	1,100	1,100
2.125% due 04/30/2012	300	306
5.125% due 02/14/2011	300	309
5.500% due 04/11/2013	700	736
5.625% due 08/27/2012	200	210
8.500% due 05/22/2019	100	117

Commonwealth Bank of Australia
0.671% due 07/12/2013	1,300	1,308

Credit Agricole S.A.
0.302% due 05/28/2010	200	200

Danske Bank A/S
2.500% due 05/10/2012	500	510

Ford Motor Credit Co. LLC
7.875% due 06/15/2010	500	505

General Electric Capital Corp.
2.000% due 09/28/2012	800	811
2.125% due 12/21/2012	100	101
2.625% due 12/28/2012	200	206
3.000% due 12/09/2011	2,900	2,998

Goldman Sachs Group, Inc.
5.300% due 02/14/2012	700	745

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSBC Finance Corp.
0.500% due 05/10/2010	$100	$100

ING Bank NV
3.900% due 03/19/2014	300	315

KeyBank N.A.
2.502% due 06/02/2010	300	301

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	100	24
3.011% due 12/23/2010 (a)	200	47
5.625% due 01/24/2013 (a)	300	72

Merrill Lynch & Co., Inc.
0.449% due 07/25/2011	300	298
0.449% due 11/01/2011	700	692
0.482% due 06/05/2012	700	687

Metropolitan Life Global Funding I
0.290% due 05/17/2010	400	400
0.651% due 07/13/2011	1,200	1,199

Morgan Stanley
0.501% due 01/18/2011	400	400
3.250% due 12/01/2011	600	622

National Australia Bank Ltd.
2.550% due 01/13/2012	800	819

Pacific Life Global Funding
5.150% due 04/15/2013	1,200	1,266

Principal Life Income Funding Trusts
0.410% due 11/15/2010	100	100

Regions Bank
3.250% due 12/09/2011	900	934

Royal Bank of Scotland Group PLC
0.531% due 10/14/2016	100	84
0.650% due 04/08/2011	1,000	1,002
6.375% due 02/01/2011	200	203

SLM Corp.
0.409% due 07/26/2010	100	99
0.457% due 03/15/2011	500	488

SunTrust Bank
6.375% due 04/01/2011	500	522

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	1,100	1,224

UBS AG
1.169% due 05/05/2010	800	800

Wells Fargo & Co.
7.980% due 03/29/2049	4,100	4,305

Westpac Banking Corp.
2.250% due 11/19/2012	1,300	1,310
3.250% due 12/16/2011	700	724

		41,752

INDUSTRIALS 1.1%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	500	515

El Paso Corp.
7.875% due 06/15/2012	200	213

Gaz Capital S.A.
7.510% due 07/31/2013	500	546

PACCAR, Inc.
6.875% due 02/15/2014	700	799

		2,073

UTILITIES 1.2%

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	1,100	1,171

Verizon Wireless Capital LLC
2.851% due 05/20/2011	100	103

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 02/01/2012	$1,000	$1,066

		2,340

Total Corporate Bonds & Notes (Cost $44,849)		46,165

CONVERTIBLE BONDS & NOTES 0.1%

National City Corp.
4.000% due 02/01/2011	200	204

Total Convertible Bonds & Notes (Cost $201)		204

MUNICIPAL BONDS & NOTES 0.8%

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	1,100	1,109

Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	400	403

Total Municipal Bonds & Notes (Cost $1,500)		1,512

U.S. GOVERNMENT AGENCIES 17.3%

Fannie Mae
0.329% due 01/25/2021	474	469
0.429% due 10/27/2037	1,900	1,897
0.579% due 07/25/2037 - 09/25/2042	1,691	1,678
0.629% due 05/25/2031	143	143
0.968% due 03/25/2040	1,873	1,872
1.671% due 07/01/2042	52	52
1.721% due 09/01/2041	131	132
1.750% due 05/07/2013	1,300	1,298
1.871% due 09/01/2040	21	21
2.405% due 11/01/2035	57	58
2.648% due 11/01/2034	48	48
2.730% due 03/01/2035	11	11
3.197% due 11/01/2035	138	143
3.382% due 05/01/2035	82	85
3.421% due 07/01/2035	64	66
3.721% due 08/01/2029	181	187
4.500% due 08/01/2035	386	402
5.000% due 03/25/2017	208	214
5.500% due 02/01/2017 - 02/01/2035	13,309	14,249
5.804% due 02/01/2031	48	49
6.000% due 03/01/2017 - 11/01/2037	3,342	3,565
6.250% due 02/01/2011	900	944
6.500% due 12/25/2042	15	17

Freddie Mac
0.269% due 12/25/2036	303	293
0.380% due 07/15/2019 - 08/15/2019	586	582
0.580% due 12/15/2030	42	42
0.630% due 06/15/2018	33	33
0.680% due 11/15/2030	11	11
1.125% due 06/01/2011 (d)	2,300	2,313
1.681% due 02/25/2045	99	95
4.664% due 06/01/2035	286	293
4.719% due 08/01/2035	300	311
4.928% due 07/01/2035	115	119
5.000% due 07/15/2024	36	37
5.500% due 04/01/2040	1,000	1,056
6.000% due 03/01/2016 - 08/01/2016	53	57
6.500% due 07/25/2043	159	175

Ginnie Mae
4.000% due 02/20/2032	34	35
4.375% due 06/20/2027 - 05/20/2030	72	75
6.500% due 04/15/2036	684	740
8.500% due 10/20/2026	13	15

Total U.S. Government Agencies (Cost $32,645)		33,882

See Accompanying Notes	Annual Report	March 31, 2010	111

Schedule of Investments  Low Duration Fund III  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 11.4%

U.S. Treasury Notes
0.875% due 01/31/2012 (d)	$9,600	$9,592
1.000% due 10/31/2011 (d)	12,200	12,246
1.375% due 03/15/2013 (d)	600	597

Total U.S. Treasury Obligations (Cost $22,461)		22,435

MORTGAGE-BACKED SECURITIES 5.6%

American Home Mortgage Investment Trust
2.229% due 02/25/2045	53	42
2.486% due 10/25/2034	249	206

Banc of America Funding Corp.
3.030% due 05/25/2035	1,525	1,404

Bear Stearns Adjustable Rate Mortgage Trust
3.399% due 02/25/2033	4	3
3.553% due 01/25/2034	42	39
3.738% due 08/25/2035	134	93
5.453% due 04/25/2033	83	77
5.642% due 02/25/2033	5	5

Bear Stearns Alt-A Trust
3.478% due 05/25/2035	177	126
5.158% due 09/25/2035	43	32

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	97
5.471% due 01/12/2045	300	306

Bear Stearns Mortgage Funding Trust
0.299% due 02/25/2037	51	50

Citigroup Mortgage Loan Trust, Inc.
0.299% due 01/25/2037	207	177
2.990% due 12/25/2035	83	76
4.700% due 12/25/2035	55	51

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	400	392

Countrywide Home Loan Mortgage Pass-Through Trust
3.388% due 02/20/2035	242	206
3.510% due 11/25/2034	140	119
5.250% due 02/20/2036	156	103

Credit Suisse First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	3	3

Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039	100	98

GMAC Mortgage Corp. Loan Trust
3.553% due 11/19/2035	76	62

Greenpoint Mortgage Funding Trust
0.309% due 01/25/2047	71	66

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	100
5.444% due 03/10/2039	300	292

GS Mortgage Securities Corp. II
0.318% due 03/06/2020	244	235

GSR Mortgage Loan Trust
2.954% due 09/25/2035	439	406
3.688% due 06/25/2034	89	78

JPMorgan Chase Commercial Mortgage Securities Corp.
5.882% due 02/15/2051	300	294

JPMorgan Mortgage Trust
5.750% due 01/25/2036	226	194

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	22	22

Mellon Residential Funding Corp.
0.670% due 12/15/2030	509	459

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	300	276

MLCC Mortgage Investors, Inc.
0.479% due 11/25/2035	33	24

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Capital I
0.289% due 10/15/2020	$68	$63
5.809% due 12/12/2049	100	99

Prime Mortgage Trust
0.629% due 02/25/2019	7	6
0.629% due 02/25/2034	22	20

Structured Adjustable Rate Mortgage Loan Trust
1.871% due 01/25/2035	133	63
2.781% due 02/25/2034	176	153
2.828% due 08/25/2034	244	220

Structured Asset Mortgage Investments, Inc.
0.359% due 03/25/2037	269	143
0.479% due 07/19/2035	101	82
0.509% due 02/25/2036	59	34

Structured Asset Securities Corp.
2.595% due 01/25/2032	4	4
3.183% due 10/25/2035	82	69

Wachovia Bank Commercial Mortgage Trust
0.310% due 06/15/2020	300	265
0.322% due 09/15/2021	108	96

WaMu Mortgage Pass-Through Certificates
0.499% due 12/25/2045	57	44
0.519% due 10/25/2045	30	23
0.620% due 11/25/2034	190	131
1.201% due 01/25/2047	67	41
1.760% due 05/25/2041	19	17
1.871% due 06/25/2042	55	43
3.328% due 09/25/2046	126	77

Washington Mutual MSC Mortgage Pass-Through Certificates
3.666% due 02/25/2033	13	10

Wells Fargo Mortgage-Backed Securities Trust
4.596% due 01/25/2034	2,963	2,984

Total Mortgage-Backed Securities (Cost $11,609)		10,900

ASSET-BACKED SECURITIES 2.2%

Asset-Backed Funding Certificates
0.289% due 01/25/2037	23	22

Atrium CDO Corp.
0.679% due 06/27/2015	565	517

BA Credit Card Trust
0.430% due 01/15/2013	400	400
0.810% due 04/15/2013	200	200

Bear Stearns Asset-Backed Securities Trust
0.289% due 01/25/2037	114	106
1.229% due 10/25/2037	361	239

Countrywide Asset-Backed Certificates
0.279% due 05/25/2037	143	141
0.709% due 12/25/2031	22	11

First Franklin Mortgage Loan Asset-Backed Certificates
0.269% due 01/25/2038	21	21

Ford Credit Auto Owner Trust
1.210% due 01/15/2012	200	201

GE-WMC Mortgage Securities LLC
0.269% due 08/25/2036	5	2

HSI Asset Securitization Corp. Trust
0.279% due 12/25/2036	15	11

Landmark CDO Ltd.
0.721% due 01/15/2016	585	543

Lehman XS Trust
0.309% due 11/25/2046	1,188	1,183

Long Beach Mortgage Loan Trust
0.509% due 10/25/2034	6	5

Morgan Stanley ABS Capital I
0.279% due 07/25/2036	27	11

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.279% due 11/25/2036		$594	$582

Securitized Asset-Backed Receivables LLC Trust
0.289% due 12/25/2036		71	27

Truman Capital Mortgage Loan Trust
0.569% due 01/25/2034		11	10

Total Asset-Backed Securities (Cost $4,522)			4,232

SOVEREIGN ISSUES 0.8%

Export-Import Bank of Korea
8.125% due 01/21/2014		1,100	1,277

Korea Development Bank
0.391% due 04/06/2010		300	300

Total Sovereign Issues (Cost $1,397)			1,577

FOREIGN CURRENCY-DENOMINATED ISSUES 1.2%

Brazil Government International Bond
10.250% due 01/10/2028	BRL	400	228

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	200	279

GMAC International Finance BV
5.750% due 05/21/2010		700	950

Goldman Sachs Group, Inc.
1.015% due 01/30/2017		700	859

Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		100	138

Total Foreign Currency-Denominated Issues (Cost $2,506)			2,454

		SHARES
PREFERRED STOCKS 0.3%

DG Funding Trust
2.501% due 12/31/2049		65	530

Total Preferred Stocks (Cost $687)			530

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 35.0%

CERTIFICATES OF DEPOSIT 0.6%

Intesa Sanpaolo
2.375% due 12/21/2012		$1,200	1,209

REPURCHASE AGREEMENTS 5.2%

Barclays Capital, Inc.
0.030% due 04/01/2010		8,500	8,500
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000%-3.000% due 07/15/2012-01/15/2026 valued at $8,735. Repurchase proceeds are $8,500.)

Goldman Sachs & Co.
0.140% due 04/05/2010		1,000	1,000
(Dated 03/11/2010. Collateralized by Fannie Mae 6.000% due 01/01/2039 valued at $1,033. Repurchase proceeds are $1,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2010		710	710
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 07/22/2010 valued at $725. Repurchase proceeds are $710.)

			10,210

112	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 3.1%
0.114% due 04/22/2010	$6,000	$6,000

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 26.1%
	5,109,029	51,157

Total Short-Term Instruments (Cost $68,567)		68,576

Total Investments 98.3% (Cost $190,944)		$192,467

Written Options (f) (0.1%) (Premiums $456)		(132)

Other Assets and Liabilities (Net) 1.8%		3,401

Net Assets 100.0%		$195,736

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Affiliated to the Fund.
(c)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $18,384 at a weighted average interest rate of 0.286%. On March 31, 2010, there were no open reverse repurchase agreements.
(d)	Securities with an aggregate market value of $536 and cash of $213 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers’ Acceptance June Futures	Long	06/2010	7	$(3)
3-Month Canadian Bankers’ Acceptance September Futures	Long	09/2010	15	(12)
90-Day Eurodollar December Futures	Long	12/2010	65	53
90-Day Eurodollar June Futures	Long	06/2010	324	266
90-Day Eurodollar September Futures	Long	09/2010	75	19
Euro-Bobl June Futures	Long	06/2010	34	13
Euro-Bund 10-Year Bond June Futures	Long	06/2010	4	2
U.S. Treasury 2-Year Note June Futures	Long	06/2010	228	(43)
U.S. Treasury 10-Year Note June Futures	Long	06/2010	17	(17)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	9	2
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	14	4
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	9	1

				$285

(e)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	GSC	1.380%	06/20/2013	2.073%	$300	$(6)	$0	$(6)
American International Group, Inc.	RBS	1.360%	06/20/2013	2.073%	300	(7)	0	(7)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.559%	1,000	4	4	0
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.559%	500	2	2	0
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	0.926%	200	0	0	0
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	0.926%	200	0	0	0
General Electric Capital Corp.	BCLY	4.400%	12/20/2013	1.363%	100	11	0	11
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	1.363%	200	24	0	24
General Electric Capital Corp.	BNP	0.940%	12/20/2010	0.926%	200	0	0	0
General Electric Capital Corp.	BNP	1.250%	03/20/2013	1.314%	100	0	0	0
General Electric Capital Corp.	BNP	1.300%	03/20/2013	1.314%	100	0	0	0
General Electric Capital Corp.	CITI	1.120%	12/20/2010	0.926%	200	0	0	0
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.363%	300	28	0	28
General Electric Capital Corp.	CITI	4.200%	12/20/2013	1.363%	300	30	0	30
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.363%	200	21	0	21
General Electric Capital Corp.	DUB	1.070%	09/20/2010	0.926%	200	0	0	0
General Electric Capital Corp.	DUB	4.230%	12/20/2013	1.363%	300	31	0	31
Indonesia Government International Bond	CITI	1.000%	06/20/2011	0.792%	270	1	0	1
Indonesia Government International Bond	HSBC	1.000%	06/20/2011	0.792%	90	0	0	0
Indonesia Government International Bond	MSC	1.000%	06/20/2011	0.792%	270	1	1	0

See Accompanying Notes	Annual Report	March 31, 2010	113

Schedule of Investments  Low Duration Fund III  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond	RBS	1.000%	06/20/2011	0.792%	$270	$1	$1	$0
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.607%	1,200	23	12	11
Japan Government International Bond	BOA	1.000%	03/20/2015	0.607%	900	17	7	10
Japan Government International Bond	DUB	1.000%	03/20/2015	0.607%	100	2	1	1
Japan Government International Bond	GSC	1.000%	03/20/2015	0.607%	500	10	5	5
Japan Government International Bond	JPM	1.000%	03/20/2015	0.607%	600	11	7	4
JSC Gazprom	MSC	0.860%	11/20/2011	1.473%	400	(3)	0	(3)
JSC Gazprom	MSC	2.480%	02/20/2013	1.765%	1,000	23	0	23
Korea Government Bond	UBS	0.550%	12/20/2010	0.378%	1,000	1	0	1
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.523%	1,000	3	2	1
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.523%	500	2	1	1
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.523%	1,000	4	3	1
Russia Government International Bond	GSC	1.000%	12/20/2010	0.552%	1,000	3	1	2
SLM Corp.	BNP	5.050%	03/20/2013	3.038%	200	12	0	12
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.736%	300	4	2	2
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.736%	500	6	3	3
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.736%	400	5	2	3
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.736%	1,800	23	9	14

						$287	$63	$224

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$600	$76	$76	$0
CDX.EM-13 Index	GSC	5.000%	06/20/2015	200	25	25	0
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	1,061	17	0	17
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	96	1	0	1

					$119	$101	$18

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	500	$1	$1	$0
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		400	1	2	(1)
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	(1)	0	(1)
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		500	0	0	0
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		6,700	256	(5)	261
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		300	0	0	0
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,600	0	0	0
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		600	0	0	0
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	1	1	0
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		200	1	1	0
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	0	0	0
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		400	1	0	1
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		200	0	0	0
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	1	1	0
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	1,900	13	0	13
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY	EUR	1,500	46	4	42
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB		100	3	0	3
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	GSC		400	13	0	13

							$336	$5	$331

114	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

(f)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	3	$2	$1
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	11	6	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	3	1	1
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	11	4	1

				$13	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$200	$2	$0
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	200	3	0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	4,700	25	18
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	4,700	33	30
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	200	2	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	3,900	12	2
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	4,100	7	1
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	3,600	13	10
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	3,600	27	20
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	2,200	22	7
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	2,200	22	5
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	200	1	0
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	3,300	42	0
Put - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	100	1	0
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	3,300	39	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	100	0	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	800	7	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	100	1	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	400	10	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	400	2	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	600	13	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	600	5	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	11,000	110	3
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	2,400	19	16

							$418	$113

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	04/20/2010	$1,900	$16	$0
Call - OTC USD versus JPY		94.000	04/20/2010	1,900	9	16

					$25	$16

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	9	$9,500	EUR	1,000	$57
Sales	237	93,100		0	718
Closing Buys	(217)	(45,900)		(1,000)	(318)
Expirations	0	0		0	(1)
Exercised	(1)	0		0	0

Balance at 03/31/2010	28	$56,700	EUR	0	$456

(g)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	04/01/2025	$4,000	$4,271	$4,276
Fannie Mae	6.000%	05/01/2040	4,000	4,242	4,267

				$8,513	$8,543

See Accompanying Notes	Annual Report	March 31, 2010	115

Schedule of Investments  Low Duration Fund III  (Cont.)

(h)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	334	04/2010	JPM	$6	$0	$6
Buy	BRL	1,017	04/2010	GSC	0	(9)	(9)
Sell		1,017	04/2010	HSBC	0	(2)	(2)
Buy		1,017	06/2010	HSBC	2	0	2
Sell	CAD	7	04/2010	CITI	0	0	0
Sell		75	04/2010	CSFB	0	(1)	(1)
Buy		180	04/2010	JPM	5	0	5
Sell		4	04/2010	RBS	0	0	0
Buy	CNY	286	08/2010	BCLY	0	(1)	(1)
Buy		359	08/2010	DUB	0	(1)	(1)
Buy		234	08/2010	HSBC	0	0	0
Buy		1,024	08/2010	JPM	0	(1)	(1)
Buy		448	08/2010	MSC	0	0	0
Buy		173	11/2010	BCLY	0	0	0
Buy		279	11/2010	CITI	0	0	0
Buy		707	11/2010	DUB	0	(2)	(2)
Buy		278	11/2010	MSC	0	(1)	(1)
Sell	EUR	247	04/2010	BCLY	1	0	1
Sell		1,280	04/2010	CITI	36	0	36
Sell		32	04/2010	GSC	1	0	1
Sell		675	04/2010	JPM	44	0	44
Sell	GBP	532	06/2010	RBS	0	(5)	(5)
Buy	IDR	203,400	10/2010	BOA	2	0	2
Buy		1,414,235	10/2010	CITI	10	0	10
Buy		203,400	10/2010	RBS	2	0	2
Buy		397,332	10/2010	UBS	2	0	2
Sell	JPY	5,560	04/2010	BCLY	1	0	1
Sell		2,225	04/2010	BNP	0	0	0
Buy		5,654	04/2010	CITI	0	0	0
Sell		62,590	04/2010	CITI	14	0	14
Sell		9,725	04/2010	GSC	4	0	4
Sell		2,317	04/2010	UBS	0	0	0
Buy	KRW	4,000	07/2010	BCLY	0	0	0
Buy		8,658	07/2010	DUB	0	0	0
Buy		7,215	07/2010	MSC	0	0	0
Buy		202,820	08/2010	BCLY	8	0	8
Buy		17,270	08/2010	MSC	1	0	1
Buy		7,767	11/2010	BCLY	0	0	0
Buy		44,542	11/2010	BOA	1	0	1
Buy		120,583	11/2010	CITI	2	0	2
Buy		11,626	11/2010	DUB	0	0	0
Buy		11,730	11/2010	GSC	0	0	0
Buy		57,770	11/2010	JPM	1	0	1
Buy		46,044	11/2010	MSC	1	0	1
Buy	MYR	243	06/2010	BCLY	4	0	4
Buy		243	06/2010	DUB	4	0	4
Buy		17	06/2010	MSC	0	0	0
Buy		307	10/2010	BCLY	3	0	3
Buy		34	10/2010	BOA	1	0	1
Buy		119	10/2010	CITI	1	0	1
Buy		18	10/2010	DUB	0	0	0
Buy	SGD	36	06/2010	CITI	0	0	0
Buy		39	09/2010	CITI	0	0	0
Buy	TWD	414	06/2010	BOA	0	0	0
Buy		486	06/2010	DUB	0	0	0
Buy		535	06/2010	MSC	0	0	0
Buy		67	10/2010	BCLY	0	0	0
Buy		199	10/2010	CITI	0	0	0

					$157	$(23)	$134

116	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

(i)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$46,165	$0	$46,165
U.S. Government Agencies	0	33,882	0	33,882
U.S. Treasury Obligations	0	22,435	0	22,435
Mortgage-Backed Securities	0	10,900	0	10,900
Short-Term Instruments	51,157	17,419	0	68,576
Other Investments +++	0	8,919	1,590	10,509

Investments, at value	$51,157	$139,720	$1,590	$192,467
Short Sales, at value	$0	$(8,543)	$0	$(8,543)
Financial Derivative Instruments ++++	$285	$575	$0	$860

Totals	$51,442	$131,752	$1,590	$184,784

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Other Investments +++	$23	$536	$38	$1	$(100)	$1,092	$1,590	$(101)

Financial Derivative Instruments ++++	$3	$0	$0	$0	$(3)	$0	$0	$0

Totals	$26	$536	$38	$1	$(103)	$1,092	$1,590	$(101)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(j)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$73	$0	$0	$0	$0	$73
Unrealized appreciation on foreign currency contracts	0	157	0	0	0	157
Unrealized appreciation on swap agreements	333	0	258	0	0	591

	$406	$157	$258	$0	$0	$821

Liabilities:
Written options outstanding	$116	$16	$0	$0	$0	$132
Unrealized depreciation on foreign currency contracts	0	23	0	0	0	23
Unrealized depreciation on swap agreements	2	0	16	0	0	18

	$118	$39	$16	$0	$0	$173

Annual Report	March 31, 2010	117

Schedule of Investments  Low Duration Fund III  (Cont.)

March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$35	$0	$0	$0	$0	$35
Net realized gain (loss) on futures contracts, written options and swaps	3,726	0	(543)	0	0	3,183
Net realized gain on foreign currency transactions	0	11	0	0	0	11

	$3,761	$11	$(543)	$0	$0	$3,229

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(232)	$0	$0	$0	$0	$(232)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(1,039)	9	1,896	0	0	866
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	438	0	0	0	438

	$(1,271)	$447	$1,896	$0	$0	$1,072

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $285 as reported in the Notes to Schedule of Investments.

118	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments  Moderate Duration Fund

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Daimler Finance North America LLC
4.230% due 08/03/2012	$2,900	$2,900

Total Bank Loan Obligations (Cost $2,818)		2,900

CORPORATE BONDS & NOTES 27.5%

BANKING & FINANCE 20.9%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	2,100	2,289

American Express Bank FSB
0.530% due 06/12/2017	18,000	16,458
5.500% due 04/16/2013	400	429

American Express Centurion Bank
5.550% due 10/17/2012	3,200	3,452

American Express Co.
7.000% due 03/19/2018	100	114

American Express Credit Corp.
0.409% due 12/02/2010	4,800	4,799

American General Finance Corp.
4.000% due 03/15/2011	1,600	1,569
4.875% due 07/15/2012	9,100	8,577
6.900% due 12/15/2017	3,900	3,420

American International Group, Inc.
0.361% due 10/18/2011	200	192
4.950% due 03/20/2012	1,900	1,940
5.375% due 10/18/2011	100	103
5.850% due 01/16/2018	100	93
8.175% due 05/15/2068	600	512
8.250% due 08/15/2018	2,900	3,048

ANZ National International Ltd.
6.200% due 07/19/2013	2,600	2,867

Bank of America Corp.
0.420% due 08/13/2010	15,010	15,018
0.580% due 08/15/2016	900	789
4.500% due 08/01/2010	265	268
5.650% due 05/01/2018	70	71
6.250% due 04/15/2012	415	447

Bank of America N.A.
0.537% due 06/15/2016	17,500	15,676

Bank of Scotland PLC
0.312% due 12/08/2010	2,600	2,595

Barclays Bank PLC
5.200% due 07/10/2014	117	125
10.179% due 06/12/2021	160	209

Bear Stearns Cos. LLC
0.651% due 07/19/2010	7,700	7,709
6.950% due 08/10/2012	8,100	8,978
7.250% due 02/01/2018	130	150

CIT Group, Inc.
7.000% due 05/01/2013	6,321	6,195
7.000% due 05/01/2014	1,682	1,593
7.000% due 05/01/2015	1,681	1,572
7.000% due 05/01/2016	2,803	2,592
7.000% due 05/01/2017	3,924	3,629

Citibank N.A.
1.875% due 05/07/2012	4,400	4,459
1.875% due 06/04/2012	400	405

CitiFinancial, Inc.
6.625% due 06/01/2015	200	210

Citigroup Capital XXI
8.300% due 12/21/2077	12,500	12,719

Citigroup Funding, Inc.
0.579% due 04/30/2012	100	101
2.250% due 12/10/2012	1,400	1,424

Citigroup, Inc.
0.400% due 05/18/2010	4,500	4,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.125% due 04/30/2012	$2,800	$2,853
5.500% due 04/11/2013	14,853	15,618
5.625% due 08/27/2012	1,800	1,888
6.125% due 05/15/2018	100	102
6.500% due 08/19/2013	886	956
8.500% due 05/22/2019	1,300	1,520

Credit Agricole S.A.
0.302% due 05/28/2010	2,900	2,900

Dexia Credit Local
0.652% due 03/05/2013	14,600	14,624
0.899% due 09/23/2011	3,000	3,023

EnCana Holdings Finance Corp.
5.800% due 05/01/2014	50	55

Ford Motor Credit Co. LLC
3.001% due 01/13/2012	1,200	1,167
7.250% due 10/25/2011	400	414
7.375% due 02/01/2011	2,000	2,050
7.875% due 06/15/2010	1,500	1,514
8.000% due 12/15/2016	1,000	1,054
8.625% due 11/01/2010	1,200	1,229

General Electric Capital Corp.
2.000% due 09/28/2012	2,800	2,840

GMAC, Inc.
2.200% due 12/19/2012	480	487
6.000% due 12/15/2011	500	500
6.875% due 08/28/2012	7,600	7,690
7.250% due 03/02/2011	3,600	3,681
8.000% due 11/01/2031	10,000	9,532

Goldman Sachs Group, Inc.
0.429% due 02/06/2012	4,600	4,578
0.649% due 07/22/2015	5,649	5,469
1.028% due 12/05/2011	150	152
5.125% due 01/15/2015	385	407
5.750% due 10/01/2016	410	439
7.500% due 02/15/2019	193	221

ING Bank NV
1.090% due 03/30/2012	17,600	17,568

International Lease Finance Corp.
5.300% due 05/01/2012	10,000	9,717
5.450% due 03/24/2011	4,496	4,502
5.625% due 09/15/2010	10,000	10,072

JPMorgan Chase & Co.
4.750% due 05/01/2013	73	78
6.300% due 04/23/2019	91	101

JPMorgan Chase Bank N.A.
0.587% due 06/13/2016	6,600	6,203

JPMorgan Chase Capital XIII
1.201% due 09/30/2034	110	86

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	2,500	588
5.625% due 01/24/2013 (a)	2,500	600

Lloyds TSB Bank PLC
12.000% due 12/29/2049	10,100	11,272

Longpoint Re Ltd.
5.507% due 11/08/2011	1,300	1,300

Macquarie Bank Ltd.
3.300% due 07/17/2014	500	507

Merrill Lynch & Co., Inc.
0.482% due 06/05/2012	10,500	10,308
6.875% due 04/25/2018	500	540
8.680% due 05/02/2017	95	99
8.950% due 05/18/2017	95	99

Metropolitan Life Global Funding I
0.651% due 07/13/2011	11,300	11,290

Morgan Stanley
0.338% due 05/07/2010	1,200	1,200
2.350% due 05/14/2010	4,200	4,209
6.600% due 04/01/2012	40	43

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mystic Re Ltd.
10.252% due 06/07/2011	$1,100	$1,120

Nationsbank Cap Trust III
0.801% due 01/15/2027	110	77

Nomura Europe Finance NV
0.401% due 07/05/2011	17,800	17,374

Petroleum Export Ltd.
5.265% due 06/15/2011	277	274

Pricoa Global Funding I
5.400% due 10/18/2012	10,890	11,751

Principal Life Income Funding Trusts
5.300% due 04/24/2013	1,900	2,041

Residential Reinsurance 2007 Ltd.
10.502% due 06/07/2010	500	506

Royal Bank of Scotland Group PLC
0.650% due 04/08/2011	2,500	2,505
4.875% due 03/16/2015	300	300
5.000% due 11/12/2013	100	97

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012	13,100	13,100

SLM Corp.
0.409% due 07/26/2010	6,300	6,215
0.479% due 10/25/2011	2,000	1,903

Teco Finance, Inc.
6.750% due 05/01/2015	125	140

UBS AG
1.173% due 06/19/2010	500	501
1.352% due 02/23/2012	3,600	3,619

Wachovia Corp.
5.500% due 05/01/2013	400	432

Wells Fargo & Co.
7.980% due 03/29/2049	41,850	43,943

		424,539

INDUSTRIALS 5.3%

Alcoa, Inc.
5.550% due 02/01/2017	400	402

America Movil SAB de C.V.
5.750% due 01/15/2015	75	82

American Airlines Pass-Through Trust 2003-01
3.857% due 07/09/2010	98	98

Amgen, Inc.
6.150% due 06/01/2018	6,200	6,988

Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015	7,400	7,622
5.375% due 01/15/2020	6,900	7,131

AutoZone, Inc.
6.950% due 06/15/2016	800	905

BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	90	97

Colorado Interstate Gas Co.
6.800% due 11/15/2015	250	280

Comcast Corp.
4.950% due 06/15/2016	220	230
5.300% due 01/15/2014	200	215

Continental Airlines 2000-1 Class A-1 Pass-Through Trust
8.048% due 05/01/2022	32	33

Daimler Finance North America LLC
5.750% due 09/08/2011	200	211
8.000% due 06/15/2010	309	313

Delta Air Lines, Inc.
7.111% due 03/18/2013	140	146

See Accompanying Notes	Annual Report	March 31, 2010	119

Schedule of Investments  Moderate Duration Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dow Chemical Co.
4.850% due 08/15/2012	$17,600	$18,623
6.000% due 10/01/2012	2,200	2,396

Gaz Capital S.A.
8.625% due 04/28/2034	17,900	20,855
9.250% due 04/23/2019	300	356

General Electric Co.
5.000% due 02/01/2013	155	167

HCA, Inc.
7.875% due 02/01/2011	5,000	5,147
9.250% due 11/15/2016	300	320

JetBlue Airways 2004-1 G-1 Pass Through Trust
0.632% due 12/15/2013	217	190

Kinder Morgan Energy Partners LP
7.500% due 11/01/2010	205	212

Limited Brands, Inc.
6.900% due 07/15/2017	1,600	1,640

Marks & Spencer PLC
6.250% due 12/01/2017	1,600	1,658

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	130	150

Pemex Project Funding Master Trust
9.125% due 10/13/2010	45	47

Petrobras International Finance Co.
7.875% due 03/15/2019	400	470

Philip Morris International, Inc.
4.875% due 05/16/2013	16,300	17,521

Reynolds American, Inc.
0.957% due 06/15/2011	1,100	1,096
6.750% due 06/15/2017	600	643

RR Donnelley & Sons Co.
5.500% due 05/15/2015	25	25
6.125% due 01/15/2017	1,600	1,608

Tennessee Gas Pipeline Co.
7.000% due 03/15/2027	7,800	8,263

Texas Eastern Transmission LP
7.300% due 12/01/2010	50	52

Time Warner, Inc.
5.875% due 11/15/2016	1,600	1,750

United Airlines, Inc.
10.400% due 05/01/2018	117	126

Vale Overseas Ltd.
6.875% due 11/21/2036	400	415

Volvo Treasury AB
5.950% due 04/01/2015	500	510

		108,993

UTILITIES 1.3%

American Electric Power Co., Inc.
5.250% due 06/01/2015	400	428

AT&T, Inc.
5.100% due 09/15/2014	410	444
5.500% due 02/01/2018	290	308
6.250% due 03/15/2011	333	350

British Telecommunications PLC
9.125% due 12/15/2010	540	570

Deutsche Telekom International Finance BV
8.500% due 06/15/2010	175	178

Dominion Resources, Inc.
5.150% due 07/15/2015	90	97
5.600% due 11/15/2016	210	227

Entergy Louisiana LLC
5.830% due 11/01/2010	24	24

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

France Telecom S.A.
7.750% due 03/01/2011	$85	$90

Nevada Power Co.
7.125% due 03/15/2019	1,130	1,275

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	185	209

Pacific Gas & Electric Co.
4.200% due 03/01/2011	150	154
4.800% due 03/01/2014	226	243

Progress Energy, Inc.
6.850% due 04/15/2012	139	152

PSEG Power LLC
5.320% due 09/15/2016	346	361

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	461	479

Qwest Corp.
6.500% due 06/01/2017	300	314

Southern California Edison Co.
5.000% due 01/15/2014	50	54

Southwestern Electric Power Co.
6.450% due 01/15/2019	135	146

Sprint Capital Corp.
8.375% due 03/15/2012	1,000	1,045

Verizon Communications, Inc.
5.350% due 02/15/2011	700	728
5.550% due 02/15/2016	270	296
6.100% due 04/15/2018	16,000	17,530
6.350% due 04/01/2019	17	19

Verizon Global Funding Corp.
7.375% due 09/01/2012	280	317

		26,038

Total Corporate Bonds & Notes (Cost $530,702)		559,570

MUNICIPAL BONDS & NOTES 0.2%

Austin, Texas Water & Wastewater Utilities Revenue Bonds, (FSA Insured), Series 2001
5.250% due 05/15/2031	200	211

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	104
7.500% due 04/01/2034	100	103
7.550% due 04/01/2039	100	104

California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	100	102

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,100	1,175

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	200	178

Illinois State Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
2.933% due 01/01/2019	250	220

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.449% due 12/15/2013	345	349

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	1,230	1,274

Total Municipal Bonds & Notes (Cost $3,786)		3,820

U.S. GOVERNMENT AGENCIES 15.6%

Fannie Mae
0.289% due 07/25/2037	3,450	3,305
0.629% due 11/25/2032	6	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.671% due 10/01/2044	$127	$125
2.078% due 04/01/2027	6	6
3.042% due 02/01/2035	81	84
4.802% due 01/01/2027	67	69
4.828% due 06/01/2035	9,901	10,228
4.941% due 03/01/2034	173	181
5.000% due 09/01/2033	28	29
5.272% due 11/01/2035	144	152
5.500% due 03/01/2016 - 08/01/2038	60,281	64,002
5.641% due 05/01/2037	181	189
5.778% due 06/01/2036	150	159
5.835% due 02/01/2037	203	214
5.858% due 05/01/2037	278	292
6.000% due 09/25/2016 - 03/01/2040	83,589	89,080
6.199% due 09/01/2036	184	194
6.362% due 10/01/2037	247	259
6.500% due 01/01/2013 - 06/25/2044	16,398	17,976
7.000% due 05/01/2012 - 05/01/2032	201	223
7.500% due 03/01/2015 - 07/25/2041	200	224
8.000% due 06/01/2015 - 08/01/2031	45	51
8.400% due 08/25/2019	1	1
12.000% due 05/01/2016	1	1

FDIC Structured Sale Guaranteed Notes
0.000% due 10/25/2011	9,800	9,648

Federal Farm Credit Bank
2.625% due 04/17/2014	35	35

Federal Home Loan Bank
1.000% due 12/28/2011	400	400

Federal Housing Administration
7.430% due 04/01/2022 - 06/01/2023	232	232

Freddie Mac
0.000% due 05/18/2010	35	35
0.197% due 09/19/2011	15,100	15,098
0.380% due 07/15/2019 - 08/15/2019	7,668	7,624
0.460% due 02/15/2019	268	269
1.125% due 06/01/2011 (g)	3,900	3,922
1.125% due 12/15/2011	600	602
2.200% due 04/20/2012	70	70
2.250% due 08/24/2012	35	35
2.750% due 04/29/2014	50	50
3.605% due 05/01/2035	138	143
5.000% due 01/01/2034 - 04/01/2036	81	85
5.500% due 06/01/2017 - 05/01/2040	3,862	4,089
5.868% due 05/01/2037	213	226
6.000% due 09/01/2013 - 11/01/2037	1,704	1,844
6.500% due 12/01/2021 - 07/25/2043	735	800
7.000% due 04/01/2032 - 01/01/2033	125	141
7.500% due 05/01/2015	1	1
8.000% due 01/01/2012	2	2
8.400% due 08/15/2021	2	2
8.500% due 04/15/2025	193	216

Ginnie Mae
0.700% due 10/16/2030	23	23
0.850% due 02/16/2030	497	499
0.900% due 02/16/2030	316	317
3.125% due 11/20/2017 - 11/20/2025	30	31
3.250% due 11/20/2034	8	8
3.500% due 12/20/2017	16	17
3.625% due 07/20/2034	79	81

120	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.375% due 03/20/2020 - 06/20/2032	$242	$251
5.500% due 01/15/2017 - 09/20/2034	15,191	15,822
6.000% due 07/20/2015 - 05/01/2040	1,091	1,164
6.500% due 01/20/2034 - 05/15/2038	469	507
7.000% due 07/15/2031 - 12/15/2032	62	69
7.500% due 04/20/2027 - 01/15/2031	365	383
8.000% due 04/15/2017 - 11/15/2022	723	802
9.000% due 10/15/2017	2	2
9.500% due 08/15/2021 - 12/15/2021	13	15

Small Business Administration
4.340% due 03/01/2024	52	53
4.504% due 02/01/2014	22	23
4.727% due 02/10/2019	40,369	41,600
4.750% due 07/01/2025	13,601	14,324
5.130% due 09/01/2023	13	14
6.090% due 07/01/2011	22	23
6.640% due 02/01/2011	414	431
7.449% due 08/01/2010	420	427

U.S. Department of Housing and Urban Development
5.070% due 08/01/2015	2,000	2,149
5.290% due 08/01/2017	5,000	5,351

Total U.S. Government Agencies (Cost $307,853)		317,005

U.S. TREASURY OBLIGATIONS 3.1%

U.S. Treasury Bonds
8.000% due 11/15/2021	345	470

U.S. Treasury Notes
0.875% due 01/31/2012	12,900	12,889
0.875% due 02/29/2012	28,200	28,151
1.000% due 10/31/2011	1,200	1,205
1.000% due 12/31/2011	2,300	2,305
2.375% due 02/28/2015	720	715
3.250% due 03/31/2017	16,100	16,075
3.375% due 11/15/2019	1,865	1,800

Total U.S. Treasury Obligations (Cost $63,617)		63,610

MORTGAGE-BACKED SECURITIES 3.6%

American Home Mortgage Investment Trust
2.229% due 02/25/2045	1,429	1,120
5.660% due 09/25/2045	7,632	6,129

Banc of America Funding Corp.
3.030% due 05/25/2035	2,383	2,193

Bear Stearns Adjustable Rate Mortgage Trust
2.934% due 03/25/2035	475	450
3.399% due 02/25/2033	73	62
4.994% due 01/25/2035	230	192
5.642% due 02/25/2033	121	119

Bear Stearns Alt-A Trust
3.478% due 05/25/2035	3,395	2,417
5.158% due 09/25/2035	1,214	899

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	96
5.471% due 01/12/2045	300	306

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	10,826	9,692
3.075% due 03/25/2034	187	183
5.969% due 09/25/2037	86	58

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	145	141

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	600	588

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
1.471% due 12/25/2035	$247	$135
6.000% due 10/25/2032	1	1

Countrywide Home Loan Mortgage Pass-Through Trust
0.519% due 04/25/2035	292	165
3.388% due 02/20/2035	3,355	2,853
3.510% due 11/25/2034	1,960	1,664

Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 03/25/2032	51	42

Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	145	137
5.658% due 03/15/2039	100	98
6.215% due 02/15/2041	12,100	11,190

CW Capital Cobalt Ltd.
5.223% due 08/15/2048	145	139

First Horizon Alternative Mortgage Securities
5.387% due 09/25/2035	144	104

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	99
5.444% due 03/10/2039	200	195

GS Mortgage Securities Corp. II
0.318% due 03/06/2020	2,954	2,852

Indymac ARM Trust
2.503% due 01/25/2032	81	58

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	315	304
5.746% due 02/12/2049	60	60
5.882% due 02/15/2051	395	387

JPMorgan Mortgage Trust
5.016% due 02/25/2035	1,450	1,437

MASTR Reperforming Loan Trust
8.000% due 07/25/2035	309	273

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	235	228
5.485% due 03/12/2051	400	367
5.747% due 06/12/2050	150	138

Merrill Lynch Mortgage Investors, Inc.
0.439% due 02/25/2036	1,276	921

MLCC Mortgage Investors, Inc.
0.479% due 11/25/2035	330	240

Morgan Stanley Capital I
5.692% due 04/15/2049	4,400	4,043
5.809% due 12/12/2049	310	305

Morgan Stanley Mortgage Loan Trust
5.352% due 06/25/2036	236	203

Prime Mortgage Trust
0.629% due 02/25/2019	61	58
0.629% due 02/25/2034	416	379

Residential Funding Mortgage Securities I
5.200% due 09/25/2035	666	477

Structured Asset Mortgage Investments, Inc.
0.479% due 07/19/2035	1,596	1,295

Structured Asset Securities Corp.
2.920% due 02/25/2032	25	20

Thornburg Mortgage Securities Trust
0.339% due 11/25/2046	1,538	1,501

Wachovia Bank Commercial Mortgage Trust
0.310% due 06/15/2020	3,372	2,979
5.509% due 04/15/2047	300	272

WaMu Mortgage Pass-Through Certificates
0.519% due 10/25/2045	927	716
1.671% due 11/25/2042	244	180
3.078% due 02/27/2034	6	6

Washington Mutual MSC Mortgage Pass-Through Certificates
6.500% due 08/25/2034	272	266

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
4.943% due 01/25/2035	$8,211	$7,998
4.950% due 03/25/2036	3,965	3,494

Total Mortgage-Backed Securities (Cost $75,927)		72,924

ASSET-BACKED SECURITIES 2.5%

Ally Auto Receivables Trust
1.320% due 03/15/2012	2,100	2,109

Asset-Backed Funding Certificates
0.289% due 01/25/2037	376	369

BA Credit Card Trust
0.810% due 04/15/2013	2,100	2,104

Bank of America Auto Trust
1.700% due 12/15/2011	1,582	1,587

Centex Home Equity
4.670% due 09/25/2034	639	600

Conseco Finance
6.981% due 06/15/2032	82	81
7.550% due 04/15/2032	20	21

Countrywide Asset-Backed Certificates
0.279% due 05/25/2047	17	17
0.766% due 02/25/2035	84	81

First Franklin Mortgage Loan Asset-Backed Certificates
0.339% due 11/25/2036	12,500	11,173

First NLC Trust
0.596% due 12/25/2035	114	112

Ford Credit Auto Owner Trust
1.650% due 06/15/2012	28,358	28,546
2.000% due 12/15/2011	656	658

Freemont Home Loan Owner Trust
1.019% due 12/25/2029	170	110

HFC Home Equity Loan Asset-Backed Certificates
0.519% due 01/20/2034	2,303	2,050

HSBC Home Equity Loan Trust
0.500% due 01/20/2035	22	20

HSI Asset Securitization Corp. Trust
0.279% due 12/25/2036	305	236

JPMorgan Mortgage Acquisition Corp.
0.306% due 10/25/2036	120	114

Long Beach Mortgage Loan Trust
0.509% due 10/25/2034	87	73

Nationstar Home Equity Loan Trust
0.289% due 06/25/2037	17	17

Residential Asset Securities Corp.
0.616% due 09/25/2035	155	144

SLM Student Loan Trust
0.549% due 01/25/2015	531	532

Soundview Home Equity Loan Trust
1.146% due 09/25/2037	31	31

Structured Asset Securities Corp.
0.476% due 07/25/2035	122	110

Total Asset-Backed Securities (Cost $50,597)		50,895

SOVEREIGN ISSUES 0.6%

Export-Import Bank of Korea
5.875% due 01/14/2015	5,200	5,617
8.125% due 01/21/2014	500	580

Hydro Quebec
0.750% due 09/29/2049	5,000	3,543

Japan Finance Organization for Municipalities
5.875% due 03/14/2011	125	131

Korea Government Bond
4.250% due 06/01/2013	135	141

See Accompanying Notes	Annual Report	March 31, 2010	121

Schedule of Investments  Moderate Duration Fund   (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Province of Quebec Canada
4.875% due 05/05/2014		$200	$218

Societe Financement de l’Economie Francaise
0.451% due 07/16/2012		1,000	1,005

South Africa Government International Bond
7.375% due 04/25/2012		50	55

Total Sovereign Issues (Cost $12,228)			11,290

FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%

Barclays Bank PLC
14.000% due 11/29/2049	GBP	500	993

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	1,000	1,394

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	800	1,076

GMAC, Inc.
5.375% due 06/06/2011	EUR	500	682

Lloyds TSB Bank PLC
0.803% due 06/09/2011		200	271

SMFG Preferred Capital GBP 2 Ltd.
10.231% due 07/29/2049	GBP	950	1,675

Societe Financement de l’Economie Francaise
2.125% due 05/20/2012	EUR	2,000	2,760

Sumitomo Mitsui Banking Corp.
1.049% due 12/29/2049	JPY	200,000	2,123

SunTrust Bank
0.822% due 12/20/2011	EUR	2,200	2,811

Total Foreign Currency-Denominated Issues (Cost $13,457)			13,785

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.8%

American International Group, Inc.
8.500% due 08/01/2011		4,000	41

Motors Liquidation Co.
5.250% due 03/06/2032		4,000	34

	SHARES	MARKET VALUE (000S)

Wells Fargo & Co.
7.500% due 12/31/2049	16,800	$16,414

Total Convertible Preferred Securities (Cost $12,995)		16,489

PREFERRED STOCKS 0.4%

DG Funding Trust
2.501% due 12/31/2049	912	7,433

Total Preferred Stocks (Cost $9,440)		7,433

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 41.9%

COMMERCIAL PAPER 5.4%

Fannie Mae
0.185% due 06/23/2010	$7,000	6,999
0.280% due 08/03/2010	5,000	4,997

Federal Home Loan Bank
0.133% due 04/21/2010	19,000	18,998
0.159% due 06/02/2010	45,000	44,980
0.185% due 06/25/2010	7,000	6,999
0.190% due 06/23/2010	4,000	3,999
0.300% due 04/01/2010	5,000	5,000
0.388% due 04/19/2010	9,000	8,999

Freddie Mac
0.000% due 05/04/2010	25	25
0.209% due 05/05/2010	2,000	2,000
0.230% due 08/03/2010	6,000	5,996

		108,992

REPURCHASE AGREEMENTS 3.6%

Barclays Capital, Inc.
0.030% due 04/01/2010	11,000	11,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $11,266. Repurchase proceeds are $11,000.)

Goldman Sachs & Co.
0.140% due 04/05/2010	7,000	7,000
(Dated 03/11/2010. Collateralized by Fannie Mae 6.000% due 01/01/2039 valued at $7,223. Repurchase proceeds are $7,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 04/01/2010	$4,414	$4,414
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 06/17/2010 valued at $4,504. Repurchase proceeds are $4,414.)

UBS Securities LLC
0.030% due 04/01/2010	51,900	51,900
(Dated 03/31/2010. Collateralized by Fannie Mae 5.250% due 08/01/2012 valued at $53,178. Repurchase proceeds are $51,900.)

		74,314

U.S. TREASURY BILLS 4.3%
0.142% due 04/08/2010 - 09/02/2010 (b)(d)(e)(g)	86,668	86,650

U.S. TREASURY CASH MANAGEMENT BILLS 0.6%
0.126% due 04/01/2010	13,080	13,080

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 28.0%
	56,987,838	570,619

Total Short-Term Instruments (Cost $853,715)		853,655

Total Investments 97.0% (Cost $1,937,135)		$1,973,376

Written Options (i) (0.1%) (Premiums $5,214)		(1,129)

Other Assets and Liabilities (Net) 3.1%		62,474

Net Assets 100.0%		$2,034,721

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $270 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(e)	Securities with an aggregate market value of $400 have been pledged as collateral for delayed-delivery mortgage-backed securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2010.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $124,748 at a weighted average interest rate of 0.190%. On March 31, 2010, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $5,352 and cash of $5 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	1,324	$1,569
90-Day Eurodollar June Futures	Long	06/2010	1,600	1,951
90-Day Eurodollar March Futures	Long	03/2011	95	229
90-Day Eurodollar September Futures	Long	09/2010	1,189	500
Euro-Bobl June Futures	Long	06/2010	500	230
Euro-Bund 10-Year Bond June Futures	Long	06/2010	48	17
Euro-Bund 10-Year Bond June Futures Call Options Strike @ EUR 125.000	Short	06/2010	126	8
Euro-Bund 10-Year Bond June Futures Put Options Strike @ EUR 120.000	Short	06/2010	126	4
U.S. Treasury 2-Year Note June Futures	Long	06/2010	834	(108)

122	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	06/2010	139	$(145)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	93	22
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	137	44
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	90	12

				$4,333

(h)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	2.008%	$1,100	$4	$0	$4
American International Group, Inc.	DUB	1.630%	06/20/2013	2.073%	13,200	(173)	0	(173)
China Government International Bond	RBS	1.000%	03/20/2015	0.594%	10,000	194	137	57
China Government International Bond	UBS	1.000%	03/20/2015	0.594%	25,000	485	355	130
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.789%	300	0	(2)	2
Citigroup, Inc.	BNP	1.000%	03/20/2011	0.789%	200	1	(1)	2
Citigroup, Inc.	GSC	1.000%	03/20/2011	0.789%	300	0	(2)	2
Citigroup, Inc.	UBS	1.000%	03/20/2011	0.789%	800	2	(4)	6
Emirate of Abu Dhabi	MSC	1.000%	12/20/2014	1.083%	30,000	(103)	(1,100)	997
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	1.083%	10,000	(34)	(366)	332
Ford Motor Credit Co. LLC	BCLY	5.650%	09/20/2012	2.742%	1,000	69	0	69
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	2.742%	300	8	0	8
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	1.314%	12,100	129	0	129
General Electric Capital Corp.	BCLY	1.270%	06/20/2013	1.332%	15,000	(23)	0	(23)
General Electric Capital Corp.	BNP	1.000%	09/20/2010	0.911%	900	1	(11)	12
General Electric Capital Corp.	GSC	0.900%	12/20/2010	0.926%	800	0	0	0
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.046%	3,400	202	159	43
General Electric Capital Corp.	RBS	1.270%	06/20/2013	1.332%	10,000	(16)	0	(16)
GMAC, Inc.	BCLY	3.650%	09/20/2012	2.917%	1,000	18	0	18
GMAC, Inc.	GSC	3.200%	09/20/2012	2.917%	500	4	0	4
GMAC, Inc.	JPM	4.850%	09/20/2012	2.917%	1,400	64	0	64
Goldman Sachs Group, Inc.	BOA	1.000%	03/20/2011	0.573%	200	1	(1)	2
Japan Government International Bond	BOA	1.000%	03/20/2015	0.607%	400	8	5	3
Japan Government International Bond	JPM	1.000%	03/20/2015	0.607%	700	13	8	5
JSC Gazprom	MSC	0.860%	11/20/2011	1.473%	5,700	(39)	0	(39)
Panama Government International Bond	JPM	1.250%	01/20/2017	1.384%	700	(4)	0	(4)
Qwest Capital Funding, Inc.	CSFB	4.650%	09/20/2010	0.929%	1,000	19	0	19
SLM Corp.	BNP	5.050%	03/20/2013	3.038%	1,600	92	0	92
SLM Corp.	BOA	5.000%	06/20/2010	1.340%	1,500	14	(79)	93
SLM Corp.	BOA	5.000%	12/20/2010	1.340%	2,200	62	(225)	287
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.736%	2,000	25	13	12
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.719%	200	2	1	1
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.736%	4,900	62	24	38

						$1,087	$(1,089)	$2,176

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	$5,970	$(19)	$0	$(19)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	(15)	0	(15)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,348	(3)	0	(3)
CDX.IG-9 5-Year Index 30-100%	BCLY	0.758%	12/20/2012	12,635	218	0	218
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	8,198	130	0	130
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	193	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	579	9	0	9
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	1,640	21	0	21
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	2,025	22	0	22

					$366	$0	$366

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	Annual Report	March 31, 2010	123

Schedule of Investments  Moderate Duration Fund   (Cont.)

(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	5,100	$230	$0	$230
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,400	69	0	69
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	2,600	(31)	(47)	16
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		4,100	5	7	(2)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		4,800	7	10	(3)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		3,500	14	16	(2)
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		6,300	(4)	0	(4)
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		3,800	(1)	0	(1)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		4,300	95	(2)	97
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		4,300	95	(2)	97
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	29	2	27
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		105,800	(6)	(3)	(3)
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		13,100	4	3	1
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		6,600	2	2	0
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		51,000	(12)	0	(12)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		1,800	4	4	0
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		1,600	6	7	(1)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		1,800	2	0	2
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		4,000	9	(1)	10
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		2,000	7	6	1
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		900	7	6	1
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		114,000	978	946	32
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$26,700	704	558	146
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		69,100	1,822	1,448	374
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		8,200	599	175	424
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	18,200	122	0	122
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY	EUR	475,000	14,490	1,428	13,062
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB		8,100	247	23	224
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	GSC		12,600	385	19	366

							$19,878	$4,605	$15,273

(i)	Written options outstanding on March 31, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	$10,100	$138	$3
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	10,900	67	32
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	10,900	27	27
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	6,000	42	0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	2,000	16	1
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	7,000	69	2
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	32,100	177	125
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	32,100	185	205
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	40,000	120	17
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	44,000	65	14
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	22,900	77	60
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	22,900	126	124
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	28,000	524	9
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,900	38	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	26,000	462	8
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	4,600	12	12
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	4,600	27	27
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	3,500	48	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	177,300	1,480	14
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	6,300	57	2
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	9,000	142	3
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	4,000	19	12
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	4,000	10	10
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	14,700	93	100
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	2,000	36	1
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	7,500	77	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	16,000	66	42
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	16,000	75	87
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	67,800	512	6
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	15,000	114	4

							$4,901	$948

124	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-13 5-Year Index	BOA	Buy	0.800%	06/16/2010	$1,700	$3	$4
Put - OTC CDX.IG-13 5-Year Index	BOA	Sell	1.300%	06/16/2010	1,700	4	1
Call - OTC CDX.IG-13 5-Year Index	JPM	Buy	0.800%	06/16/2010	3,200	6	8
Put - OTC CDX.IG-13 5-Year Index	JPM	Sell	1.300%	06/16/2010	3,200	7	2

						$20	$15

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	04/20/2010	$19,600	$154	$2
Call - OTC USD versus JPY		94.000	04/20/2010	19,600	139	164

					$293	$166

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	46	$92,500	EUR	9,500	$607
Sales	4,275	733,700		3,200	6,244
Closing Buys	(4,321)	(92,100)		(12,700)	(1,483)
Expirations	0	(33,000)		0	(154)
Exercised	0	0		0	0

VBalance at 03/31/2010	0	$701,100	EUR	0	$5,214

(j)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	04/01/2025	$4,000	$4,272	$4,276
Fannie Mae	5.500%	04/01/2040	4,000	4,206	4,214
Fannie Mae	5.500%	05/01/2040	3,000	3,154	3,149
Fannie Mae	5.500%	06/01/2040	11,000	11,579	11,536
Fannie Mae	6.000%	05/01/2040	61,000	65,095	65,070
Freddie Mac	6.000%	04/01/2040	1,000	1,070	1,073

				$89,376	$89,318

(k)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,075	04/2010	JPM	$58	$0	$58
Buy	BRL	23,780	04/2010	GSC	0	(207)	(207)
Sell		23,780	04/2010	HSBC	0	(54)	(54)
Buy		23,780	06/2010	HSBC	55	0	55
Buy	CAD	2,281	04/2010	JPM	58	0	58
Buy	CHF	302	05/2010	DUB	1	0	1
Buy	CNY	1,589	08/2010	BCLY	0	(4)	(4)
Buy		2,002	08/2010	DUB	0	(5)	(5)
Buy		16,166	08/2010	HSBC	2	(28)	(26)
Buy		26,017	08/2010	JPM	4	(29)	(25)
Buy		12,084	08/2010	MSC	3	(14)	(11)
Buy		2,388	11/2010	BCLY	0	(5)	(5)
Buy		3,874	11/2010	CITI	0	(8)	(8)
Buy		9,997	11/2010	DUB	0	(22)	(22)
Buy		3,944	11/2010	MSC	0	(10)	(10)
Sell	EUR	2,688	04/2010	BCLY	9	0	9
Buy		331	04/2010	BOA	0	(8)	(8)
Sell		8,342	04/2010	CITI	168	0	168
Buy		238	04/2010	DUB	0	(4)	(4)
Sell		403	04/2010	GSC	6	0	6
Sell		5,794	04/2010	JPM	170	0	170
Sell		2,479	04/2010	RBC	24	0	24
Sell	GBP	7,686	06/2010	RBS	0	(74)	(74)
Buy	IDR	1,932,300	10/2010	BOA	15	0	15
Buy		13,636,673	10/2010	CITI	95	0	95
Buy		1,932,300	10/2010	RBS	15	0	15
Buy		3,973,320	10/2010	UBS	21	0	21

See Accompanying Notes	Annual Report	March 31, 2010	125

Schedule of Investments  Moderate Duration Fund   (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	IDR	781,840	11/2010	BCLY	$2	$0	$2
Buy		778,400	11/2010	CITI	2	0	2
Buy		370,185	11/2010	DUB	0	0	0
Buy		741,150	11/2010	HSBC	1	0	1
Sell	JPY	65,150	04/2010	BCLY	7	0	7
Sell		26,050	04/2010	BNP	2	0	2
Buy		65,257	04/2010	CITI	0	0	0
Sell		812,528	04/2010	CITI	195	(1)	194
Sell		126,226	04/2010	GSC	45	0	45
Sell		26,131	04/2010	UBS	3	0	3
Buy	KRW	97,000	07/2010	BCLY	4	0	4
Buy		192,367	07/2010	DUB	7	0	7
Buy		159,805	07/2010	MSC	6	0	6
Buy		1,803,001	08/2010	BCLY	72	0	72
Buy		382,511	08/2010	MSC	11	0	11
Buy		407,478	11/2010	BCLY	10	0	10
Buy		242,967	11/2010	BOA	7	0	7
Buy		1,164,307	11/2010	CITI	21	0	21
Buy		209,268	11/2010	DUB	4	0	4
Buy		105,570	11/2010	GSC	3	0	3
Buy		849,984	11/2010	JPM	6	(1)	5
Buy		414,396	11/2010	MSC	3	0	3
Sell	MXN	10,351	04/2010	HSBC	0	(18)	(18)
Buy		7,136	04/2010	JPM	42	0	42
Buy		3,215	04/2010	MSC	10	0	10
Buy		10,351	09/2010	HSBC	18	0	18
Buy	MYR	2,190	06/2010	BCLY	39	0	39
Buy		2,225	06/2010	DUB	40	0	40
Buy		213	06/2010	MSC	3	0	3
Buy		3,039	10/2010	BCLY	32	0	32
Buy		446	10/2010	BOA	5	0	5
Buy		1,450	10/2010	CITI	16	0	16
Buy		183	10/2010	DUB	2	0	2
Sell	PHP	2,223	04/2010	BCLY	0	0	0
Sell		7,172	04/2010	CITI	0	(1)	(1)
Sell		2,130	04/2010	DUB	0	0	0
Buy		11,525	04/2010	MSC	5	0	5
Buy		2,223	11/2010	BCLY	0	0	0
Buy		7,172	11/2010	CITI	0	0	0
Buy		2,130	11/2010	DUB	0	0	0
Buy	SGD	213	06/2010	BCLY	2	0	2
Buy		460	06/2010	CITI	1	(3)	(2)
Buy		169	06/2010	DUB	1	0	1
Buy		141	06/2010	UBS	1	0	1
Buy		292	09/2010	BCLY	0	0	0
Buy		217	09/2010	CITI	1	0	1
Buy		187	09/2010	GSC	1	0	1
Buy	TWD	5,269	06/2010	BOA	1	0	1
Buy		6,191	06/2010	DUB	2	0	2
Buy		6,808	06/2010	MSC	1	0	1
Buy		853	10/2010	BCLY	0	0	0
Buy		2,533	10/2010	CITI	0	0	0

					$1,338	$(496)	$842

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$559,570	$0	$559,570
U.S. Government Agencies	0	316,773	232	317,005
Mortgage-Backed Securities	0	72,924	0	72,924
Short-Term Instruments	570,619	283,036	0	853,655
Other Investments +++	16,454	144,212	9,556	170,222

Investments, at value	$587,073	$1,376,515	$9,788	$1,973,376
Short Sales, at value	$0	$(89,318)	$0	$(89,318)
Financial Derivative Instruments ++++	$4,333	$17,543	$(15)	$21,861

Totals	$591,406	$1,304,740	$9,773	$1,905,919

126	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
U.S. Government Agencies	$249	$(15)	$0	$0	$(2)	$0	$232	$(2)
Other Investments +++	1,902	0	0	0	(1,480)	9,134	9,556	(1,480)

Investments, at value	$2,151	$(15)	$0	$0	$(1,482)	$9,134	$9,788	$(1,482)
Financial Derivative Instruments ++++	$337	$(20)	$0	$0	$(332)	$0	$(15)	$5

Totals	$2,488	$(35)	$0	$0	$(1,814)	$9,134	$9,773	$(1,477)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(m)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$663	$0	$0	$0	$0	$663
Unrealized appreciation on foreign currency contracts	0	1,338	0	0	0	1,338
Unrealized appreciation on swap agreements	15,301	0	2,834	0	0	18,135

	$15,964	$1,338	$2,834	$0	$0	$20,136

Liabilities:
Written options outstanding	$948	$166	$15	$0	$0	$1,129
Unrealized depreciation on foreign currency contracts	0	496	0	0	0	496
Unrealized depreciation on swap agreements	28	0	292	0	0	320

	$976	$662	$307	$0	$0	$1,945

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$320	$0	$0	$0	$0	$320
Net realized gain (loss) on futures contracts, written options and swaps	48,066	0	(12,917)	0	0	35,149
Net realized gain on foreign currency transactions	0	1,549	0	0	0	1,549

	$48,386	$1,549	$(12,917)	$0	$0	$37,018

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(3,852)	$0	$0	$0	$0	$(3,852)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(4,530)	126	34,916	0	0	30,512
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	3,386	0	0	0	3,386

	$(8,382)	$3,512	$34,916	$0	$0	$30,046

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $4,333 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2010	127

Schedule of Investments  Money Market Fund

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 7.2%

BANKING & FINANCE 7.2%

Bank of Scotland PLC
0.290% due 06/18/2010	$3,000	$2,980

General Electric Capital Corp.
4.875% due 10/21/2010	1,500	1,533

HSBC Finance Corp.
0.500% due 05/10/2010	4,200	4,193

Merrill Lynch & Co., Inc.
2.500% due 05/12/2010	5,000	4,997

Morgan Stanley
2.350% due 05/14/2010	5,000	5,008

Svenska Handelsbanken AB
0.201% due 07/01/2011	10,000	9,998

Wachovia Corp.
4.375% due 06/01/2010	4,000	4,025

Total Corporate Bonds & Notes (Cost $32,734)		32,734

U.S. GOVERNMENT AGENCIES 2.2%

Fannie Mae
3.000% due 07/12/2010	3,138	3,159

Freddie Mac
4.125% due 07/12/2010	977	986
6.875% due 09/15/2010	5,900	6,073

Total U.S. Government Agencies (Cost $10,218)		10,218

SHORT-TERM INSTRUMENTS 90.9%

CERTIFICATES OF DEPOSIT 0.6%

BNP Paribas Finance, Inc.
0.340% due 03/22/2011	100	100

Royal Bank of Scotland Group PLC
0.829% due 07/19/2010	2,700	2,700

		2,800

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 39.4%

BNP Paribas Finance, Inc.
0.180% due 04/12/2010	$9,600	$9,599

Citigroup Funding, Inc.
0.200% due 04/09/2010	9,600	9,600

ENI Finance USA, Inc.
0.230% due 04/28/2010	9,300	9,298

Fannie Mae
0.169% due 04/07/2010	24,200	24,200
0.185% due 06/23/2010	8,000	7,997
0.280% due 08/03/2010	5,000	4,996

Federal Home Loan Bank
0.133% due 04/21/2010	21,000	20,998
0.185% due 06/25/2010	7,000	6,997
0.190% due 06/23/2010	5,000	4,998
0.280% due 07/09/2010	15,200	15,201
0.300% due 04/01/2010	5,000	5,000
0.388% due 04/19/2010	10,000	9,999
0.550% due 06/04/2010	1,500	1,501

Freddie Mac
0.209% due 05/05/2010	3,000	3,000
0.230% due 08/03/2010	6,000	5,995

Lloyds Banking Group PLC
0.525% due 04/01/2010	5,000	5,000

Nordea North America, Inc.
0.170% due 04/05/2010	9,600	9,600

Royal Bank of Scotland Group PLC
0.230% due 04/01/2010	500	500

Société de Prise de Participation de l’Etat
0.205% due 05/18/2010	7,000	6,998

Straight-A Funding LLC
0.190% due 05/10/2010	14,300	14,297

UBS AG
0.920% due 07/12/2010	5,000	4,987

		180,761

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 10.6%

Goldman Sachs & Co.
0.140% due 04/05/2010	$1,000	$1,000
(Dated 03/11/2010. Collateralized by Fannie Mae 6.000% due 01/01/2039 valued at $1,033. Repurchase proceeds are $1,000.)

JPMorgan Chase Bank N.A.
0.010% due 04/01/2010	46,300	46,300
(Dated 03/31/2010. Collateralized by Freddie Mac 0.189% due 05/01/2012 valued at $47,302. Repurchase proceeds are $46,300.)
0.030% due 04/01/2010	800	800
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $817. Repurchase proceeds are $800.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	356	356
(Dated 03/31/2010. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $367. Repurchase proceeds are $356.)

		48,456

U.S. TREASURY BILLS 37.3%
0.148% due 04/15/2010 - 02/10/2011 (a)	171,000	170,941

U.S. TREASURY CASH MANAGEMENT BILLS 3.0%
0.126% due 04/01/2010	14,000	14,000

Total Short-Term Instruments (Cost $416,958)		416,958

Total Investments 100.3% (Cost $459,910)		$459,910

Other Assets and Liabilities (Net) (0.3%)		(1,160)

Net Assets 100.0%		$458,750

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$32,734	$0	$32,734
U.S. Government Agencies	0	10,218	0	10,218
Short-Term Instruments	0	416,958	0	416,958

Investments, at value	$0	$459,910	$0	$459,910

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.

128	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments  Mortgage-Backed Securities Fund

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 133.9%

Fannie Mae
0.000% due 07/25/2022 (a)	$35	$31
0.289% due 12/25/2036	10,750	10,621
0.349% due 03/25/2034	1,164	1,125
0.379% due 08/25/2034 - 10/25/2035	20,684	20,127
0.469% due 06/25/2033	168	160
0.489% due 06/25/2032	428	393
0.529% due 03/25/2018	770	763
0.569% due 11/25/2032	356	318
0.579% due 11/25/2032	43	42
0.629% due 04/18/2028	6	6
0.679% due 05/25/2023	915	916
0.729% due 03/25/2017 - 07/25/2034	3,036	2,985
0.739% due 10/25/2031	333	334
0.900% due 02/25/2024	640	645
1.229% due 04/25/2032	648	661
1.250% due 04/25/2023	3	3
1.356% due 05/01/2033	451	462
1.671% due 08/01/2042 - 10/01/2044	4,598	4,578
1.774% due 08/01/2027	875	892
1.913% due 03/01/2032	135	139
2.041% due 02/01/2035	110	114
2.121% due 01/01/2035	210	218
2.131% due 01/01/2035	202	207
2.136% due 01/01/2035	128	132
2.184% due 01/01/2035	607	614
2.324% due 12/01/2034	760	779
2.382% due 03/01/2035	18	19
2.442% due 11/01/2035	518	529
2.494% due 02/01/2035	313	316
2.518% due 01/01/2035	149	151
2.548% due 03/01/2035	148	150
2.589% due 12/01/2034	27	27
2.601% due 02/01/2035	85	86
2.645% due 02/01/2035	191	194
2.661% due 12/01/2034	234	236
2.725% due 11/01/2034	84	86
2.797% due 02/01/2035	164	167
2.800% due 02/01/2035	152	155
2.875% due 03/01/2027	95	99
2.971% due 10/01/2028	13	13
3.079% due 09/01/2034	861	888
3.117% due 10/01/2035	307	318
3.263% due 08/01/2036	2,111	2,194
3.295% due 05/25/2035	565	564
3.297% due 09/01/2035	935	971
3.367% due 10/01/2035	66	69
3.501% due 03/01/2035	97	97
3.573% due 07/01/2035	174	180
3.630% due 10/01/2032	279	285
3.780% due 07/01/2035	141	146
4.000% due 08/01/2018 - 04/01/2040	54,410	53,840
4.000% due 03/01/2039 (e)	25,822	25,056
4.026% due 04/01/2033	322	332
4.187% due 05/01/2035	445	462
4.500% due 04/01/2013 -
04/01/2040	103,058	104,191
4.500% due 12/01/2039 (e)	74,680	74,911
4.849% due 07/01/2035	329	340
4.974% due 04/01/2035	1,454	1,510
4.983% due 05/01/2035	117	122
5.000% due 10/01/2012 - 06/01/2040	38,324	39,890
5.003% due 12/01/2035	1,289	1,345
5.064% due 02/01/2036	810	853
5.109% due 05/01/2035	761	790
5.195% due 11/01/2018	2	2
5.203% due 05/01/2023	22	23
5.347% due 11/01/2035	708	748
5.379% due 11/01/2035	573	607

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 04/01/2011 - 06/01/2040	$107,188	$113,044
5.990% due 08/01/2017	1,100	1,221
6.000% due 04/01/2012 - 09/01/2038	84,467	90,354
6.402% due 06/01/2030	18	18
6.500% due 06/01/2021 - 05/01/2040	39,693	43,080
7.000% due 09/25/2023	2	2
7.500% due 09/01/2034	7	8
7.750% due 08/25/2022	34	37
8.200% due 04/25/2025	7	8

Federal Housing Administration
7.430% due 06/01/2019	192	192

Freddie Mac
0.160% due 05/04/2011 (f)	68	68
0.380% due 08/15/2019	1,866	1,855
0.460% due 02/15/2019	4,548	4,566
0.530% due 04/15/2017	142	141
0.630% due 06/15/2032 - 12/15/2032	700	705
0.680% due 12/15/2031	309	310
0.730% due 09/15/2030	35	35
1.150% due 02/15/2021	522	522
1.681% due 10/25/2044 - 02/25/2045	3,131	2,997
2.627% due 02/01/2035	28	29
2.630% due 01/01/2034	54	55
2.663% due 11/01/2031	75	77
2.750% due 07/01/2030	14	14
2.827% due 02/01/2035	34	35
2.933% due 03/01/2034	1,039	1,080
2.946% due 01/01/2035	148	152
3.036% due 01/01/2035	534	556
3.071% due 02/01/2035	81	84
3.147% due 05/01/2032	41	42
3.245% due 02/01/2028	171	176
3.344% due 02/01/2018	51	53
3.373% due 03/01/2035	52	54
3.500% due 12/15/2022 - 09/01/2035	3,652	3,791
3.627% due 09/01/2035	623	649
3.824% due 06/01/2035	111	114
3.831% due 10/01/2036	1,225	1,267
4.000% due 07/01/2039 - 04/01/2040	5,847	5,669
4.045% due 06/01/2037	191	199
4.399% due 04/01/2035	203	208
4.500% due 04/01/2020 - 04/01/2040	65,019	65,143
4.573% due 08/01/2036	116	122
4.663% due 04/01/2035	265	272
4.665% due 03/01/2035	357	374
5.000% due 07/01/2038 - 05/01/2040	6,907	7,108
5.169% due 05/01/2035	440	465
5.395% due 08/01/2025	6	7
5.401% due 11/01/2028	5	5
5.500% due 12/01/2017 - 05/01/2040	27,601	29,109
6.000% due 11/01/2036 - 05/01/2040	26,065	27,906
6.500% due 12/15/2023 - 05/15/2028	1,315	1,446
8.000% due 06/15/2026	18	20

Ginnie Mae
0.329% due 04/20/2036	8,046	7,975
0.450% due 02/16/2032 - 07/16/2032	359	358
0.500% due 08/16/2032	1,468	1,470
0.800% due 04/16/2032	290	291
3.125% due 12/20/2021 - 11/20/2023	20	20
3.625% due 07/20/2022 - 08/20/2026	40	41

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 07/15/2039 - 04/01/2040	$8,961	$8,777
4.375% due 02/20/2017 - 03/20/2027	26	27
4.500% due 03/20/2016 - 04/01/2040	28,830	29,186
5.000% due 05/01/2040	19,000	19,653
5.500% due 05/01/2040	10,000	10,537
6.000% due 02/15/2032 - 05/01/2040	20,082	21,426
6.500% due 07/15/2024 - 05/01/2040	5,463	5,890
7.500% due 05/15/2027 - 08/15/2027	6	6

Total U.S. Government Agencies (Cost $861,783)		871,328

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
1.000% due 10/31/2011 (f)	625	627

Total U.S. Treasury Obligations (Cost $628)		627

MORTGAGE-BACKED SECURITIES 12.7%

American Home Mortgage Assets
0.519% due 08/25/2037	2,000	169

American Home Mortgage Investment Trust
0.469% due 05/25/2047	367	87

Banc of America Funding Corp.
0.519% due 05/20/2035	190	109
6.030% due 01/20/2047	1,559	1,092

Banktrust Mortgage Trust
5.700% due 12/01/2023	39	39

BCAP LLC Trust
0.399% due 01/25/2037	2,894	1,488

Bear Stearns Alt-A Trust
0.449% due 12/25/2046	610	60
5.198% due 08/25/2036	6,300	1,873
5.646% due 11/25/2036	2,508	1,629

CBA Commercial Small Balance Commercial Mortgage
0.509% due 12/25/2036	675	454

CC Mortgage Funding Corp.
0.359% due 05/25/2048	2,155	965
0.509% due 01/25/2035	112	63

Citigroup Mortgage Loan Trust, Inc.
1.029% due 08/25/2035	1,194	823

Commercial Mortgage Pass-Through Certificates
0.448% due 02/05/2019	2,000	1,844

Countrywide Alternative Loan Trust
0.429% due 07/20/2046	288	114
0.439% due 05/25/2035	1,133	656
0.459% due 08/25/2046	257	55
0.479% due 09/25/2046	450	47
0.479% due 10/25/2046	281	65
0.489% due 07/25/2046	450	16
0.499% due 05/25/2036	268	57
0.509% due 09/20/2046	450	82
0.569% due 10/25/2046	450	31
0.579% due 06/25/2037	407	87
0.599% due 11/25/2035	96	26
0.649% due 12/25/2035	164	61

Countrywide Home Loan Mortgage Pass-Through Trust
0.519% due 02/25/2035	33	20
0.519% due 04/25/2035	677	383
0.529% due 04/25/2046	295	78
0.549% due 03/25/2035	517	306
0.569% due 03/25/2036	185	54
0.579% due 02/25/2036	179	35

See Accompanying Notes	Annual Report	March 31, 2010	129

Schedule of Investments  Mortgage-Backed Securities Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.689% due 09/25/2034	$607	$194
3.106% due 04/25/2035	1,322	871
5.265% due 02/25/2047	3,822	2,268
5.380% due 03/25/2037	3,624	2,072

Downey Savings & Loan Association Mortgage Loan Trust
0.539% due 11/19/2037	450	46

Greenpoint Mortgage Funding Trust
0.429% due 10/25/2046	450	39
0.429% due 12/25/2046	450	70
0.439% due 10/25/2046	206	0
0.459% due 06/25/2045	544	328
0.499% due 04/25/2036	265	63
0.549% due 09/25/2046	450	13
0.569% due 10/25/2046	450	50

GSR Mortgage Loan Trust
0.489% due 08/25/2046	319	83

Harborview Mortgage Loan Trust
0.449% due 05/19/2047	2,487	1,324
0.479% due 09/19/2046	239	53
0.539% due 11/19/2035	1,713	1,037

Homebanc Mortgage Trust
0.409% due 12/25/2036	514	347

Indymac Index Mortgage Loan Trust
0.429% due 11/25/2046	453	95
0.479% due 02/25/2037	450	62
0.549% due 02/25/2035	911	583

JPMorgan Alternative Loan Trust
0.729% due 06/27/2037	5,917	4,869

JPMorgan Chase Commercial Mortgage Securities Corp.
0.605% due 07/15/2019	10,937	9,401

MASTR Adjustable Rate Mortgages Trust
0.529% due 05/25/2047	450	71
0.569% due 05/25/2047	450	73

MASTR Alternative Loans Trust
0.629% due 03/25/2036	1,964	752

Mellon Residential Funding Corp.
0.580% due 11/15/2031	448	422

Merrill Lynch Countrywide Commercial Mortgage Trust
0.768% due 07/09/2021	1,400	1,224

Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	13	13

Mortgage Equity Conversion Asset Trust
0.740% due 02/25/2042	418	387
0.760% due 02/25/2042	2,672	2,531
0.770% due 05/25/2042	12,411	11,848
0.800% due 10/25/2041	2,109	2,014

Opteum Mortgage Acceptance Corp.
0.489% due 07/25/2035	690	609

Prime Mortgage Trust
5.000% due 02/25/2019	204	205

RBSSP Resecuritization Trust
0.731% due 11/21/2035	10,066	9,159

Residential Accredit Loans, Inc.
0.429% due 12/25/2046	450	93
0.459% due 05/25/2037	375	93
0.499% due 05/25/2046	450	45
2.214% due 08/25/2035	319	180

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	416	413

Sequoia Mortgage Trust
0.579% due 10/19/2026	303	229
0.609% due 10/20/2027	68	56

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
5.349% due 09/25/2035	$4,511	$3,431

Structured Asset Mortgage Investments, Inc.
0.529% due 08/25/2036	450	92
0.889% due 09/19/2032	116	97

Structured Asset Securities Corp.
0.729% due 12/25/2033	1,328	1,257

Thornburg Mortgage Securities Trust
0.349% due 07/25/2036	1,356	1,323
0.909% due 04/25/2043	1,145	983
6.192% due 09/25/2037	482	412
6.201% due 09/25/2037	469	418

Wachovia Bank Commercial Mortgage Trust
0.322% due 09/15/2021	1,620	1,446

WaMu Mortgage Pass-Through Certificates
0.449% due 07/25/2046	278	74
0.750% due 07/25/2044	443	178
0.929% due 12/25/2045	390	50
1.281% due 07/25/2047	378	219
1.471% due 02/25/2046	1,171	892
2.385% due 03/25/2033	1,145	1,051
3.328% due 10/25/2046	5,596	3,703

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.479% due 07/25/2046	122	31
1.241% due 04/25/2047	356	96

Total Mortgage-Backed Securities (Cost $96,400)		82,906

ASSET-BACKED SECURITIES 5.4%

Amortizing Residential Collateral Trust
0.809% due 07/25/2032	25	23
0.929% due 10/25/2031	17	14

Amresco Residential Securities Mortgage Loan Trust
0.724% due 06/25/2028	355	235
0.784% due 06/25/2027	228	208
0.784% due 09/25/2027	611	460
0.859% due 09/25/2028	828	608

Argent Securities, Inc.
1.079% due 11/25/2034	2,500	1,741

Capital Auto Receivables Asset Trust
1.680% due 10/15/2012	1,000	1,009

Centex Home Equity
0.529% due 01/25/2032	30	23

Chase Issuance Trust
0.270% due 04/15/2013	1,021	1,020
4.260% due 05/15/2013	8,500	8,829
4.550% due 03/15/2013	4,000	4,125

CIT Group Home Equity Loan Trust
0.499% due 06/25/2033	90	73

Conseco Finance
1.731% due 05/15/2032	877	626

Countrywide Asset-Backed Certificates
0.569% due 06/25/2033	741	625

EMC Mortgage Loan Trust
0.979% due 08/25/2040	214	135

Franklin Auto Trust
1.229% due 10/20/2011	869	870
1.809% due 06/20/2012	1,000	1,006

GSAA Trust
0.529% due 03/25/2037	693	345
0.529% due 05/25/2047	1,896	1,088

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Equity Asset Trust
0.829% due 11/25/2032	$3	$1

Lehman XS Trust
0.459% due 06/25/2046	257	43
0.479% due 08/25/2046	275	0
0.549% due 11/25/2046	450	97

Morgan Stanley Mortgage Loan Trust
0.459% due 02/25/2037	181	72
0.589% due 04/25/2037	1,520	591

Quest Trust
1.129% due 06/25/2034	817	801

Renaissance Home Equity Loan Trust
0.989% due 12/25/2032	54	38

Residential Asset Mortgage Products, Inc.
0.629% due 06/25/2047	700	263

Salomon Brothers Mortgage Securities VII, Inc.
1.204% due 10/25/2028	860	756

SLM Student Loan Trust
1.749% due 04/25/2023	8,624	8,929

Specialty Underwriting & Residential Finance
0.909% due 01/25/2034	35	25

Structured Asset Securities Corp.
0.519% due 01/25/2033	35	31

United National Home Loan Owner Trust
6.910% due 03/25/2025	317	296

Wells Fargo Home Equity Trust
0.469% due 10/25/2035	173	169

Total Asset-Backed Securities (Cost $35,617)		35,175

SHORT-TERM INSTRUMENTS 0.9%

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
0.010% due 04/01/2010	373	373

(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 05/06/2010 valued at $385. Repurchase proceeds are $373.)

U.S. TREASURY BILLS 0.1%
0.197% due 08/26/2010 - 09/02/2010 (b)(d)(f)	469	468

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.8%
	520,103	5,208

Total Short-Term Instruments (Cost $6,049)		6,049

Total Investments 153.0% (Cost $1,000,477)		$996,085

Written Options (h) (0.1%) (Premiums $1,671)		(427)

Other Assets and Liabilities (Net) (52.9%)		(344,646)

Net Assets 100.0%		$651,012

130	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal only security.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $250 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $158,708 at a weighted average interest rate of 0.376%. On March 31, 2010, securities valued at $27,540 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $848 and cash of $30 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	06/2010	208	$(29)

(g)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	$500	$172	$0	$172

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE A 06-1 Index	JPM	(0.540%	)	07/25/2045	$4,225	$3,652	$549	$3,103

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Receive	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	09/18/2027	MSC	$3,000	$1,940	$900	$1,040

(h)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$119.000	04/23/2010	251	$90	$11
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	30	9	11
Put - CME 1-Year Mid-Curve Eurodollar September Futures	97.375	09/10/2010	624	201	171

				$300	$193

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	$21,000	$242	$7
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	25,800	155	77
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	25,800	103	63
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	3,600	17	2
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,300	17	0
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	65,000	720	6
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	7,100	37	36
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,000	10	0

							$1,301	$191

See Accompanying Notes	Annual Report	March 31, 2010	131

Schedule of Investments  Mortgage-Backed Securities Fund   (Cont.)

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Fannie Mae 4.500% due 06/01/2041	$101.170	06/07/2010	$17,200	$70	$43

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	402	$61,000	$404
Sales	1,992	411,100	3,150
Closing Buys	(1,087)	(304,300)	(1,774)
Expirations	(402)	0	(109)
Exercised	0	0	0

Balance at 03/31/2010	905	$167,800	$1,671

(i)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (4)
Fannie Mae	4.000%	05/01/2040	$42,000	$40,634	$40,576
Fannie Mae	4.500%	04/01/2025	5,000	5,200	5,185
Fannie Mae	4.500%	04/01/2040	23,000	23,128	23,043
Fannie Mae	4.500%	06/01/2040	21,000	20,870	20,889
Fannie Mae	5.000%	05/01/2040	15,000	15,452	15,408
Fannie Mae	5.500%	04/01/2025	4,000	4,268	4,276
Fannie Mae	5.500%	06/01/2040	66,000	69,475	69,218
Fannie Mae	6.000%	04/01/2025	1,000	1,069	1,077
Fannie Mae	6.000%	05/01/2040	10,000	10,725	10,667
Fannie Mae	6.000%	06/01/2040	29,000	30,922	30,853
Fannie Mae	6.500%	04/01/2040	20,000	21,328	21,672
Ginnie Mae	6.500%	05/01/2040	2,000	2,136	2,149

				$245,207	$245,013

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
U.S. Government Agencies	$0	$871,136	$192	$871,328
Mortgage-Backed Securities	0	65,633	17,273	82,906
Asset-Backed Securities	0	35,175	0	35,175
Other Investments +++	5,208	1,468	0	6,676

Investments, at value	$5,208	$973,412	$17,465	$996,085
Short Sales, at value	$0	$(245,013)	$0	$(245,013)
Financial Derivative Instruments ++++	$(29)	$2,848	$1,040	$3,859

Totals	$5,179	$731,247	$18,505	$754,931

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
U.S. Government Agencies	$210	$(16)	$0	$0	$(2)	$0	$192	$(2)
Mortgage-Backed Securities	53	16,229	18	32	584	357	17,273	536

Investments, at value	$263	$16,213	$18	$32	$582	$357	$17,465	$534
Financial Derivative Instruments ++++	$1,610	$0	$0	$0	$(73)	$(497)	$1,040	$(123)

Totals	$1,873	$16,213	$18	$32	$509	$(140)	$18,505	$411

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

132	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

(k)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$65	$0	$0	$0	$0	$65
Unrealized appreciation on swap agreements	1,040	0	3,275	0	0	4,315

	$1,105	$0	$3,275	$0	$0	$4,380

Liabilities:
Written options outstanding	$427	$0	$0	$0	$0	$427

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$3,410	$0	$(2,460)	$0	$0	$950

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$3,131	$0	$(743)	$0	$0	$2,388

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(29) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2010	133

Schedule of Investments  Short-Term Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

CSC Holdings LLC
1.980% due 03/29/2016	$2,443	$2,444

Daimler Finance North America LLC
4.230% due 08/03/2012	5,764	5,764

HCA, Inc.
2.501% due 11/17/2013	2,330	2,277

International Lease Finance Corp.
10.000% due 02/23/2015	700	718

Total Bank Loan Obligations (Cost $10,973)		11,203

CORPORATE BONDS & NOTES 42.8%

BANKING & FINANCE 32.0%

AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	6,000	6,092

American Express Bank FSB
0.359% due 05/29/2012	8,362	8,248
0.380% due 06/12/2012	12,214	12,050
5.500% due 04/16/2013	3,400	3,644
5.550% due 10/17/2012	2,100	2,265

American Express Centurion Bank
0.380% due 06/12/2012	10,431	10,258
5.200% due 11/26/2010	2,360	2,425
5.550% due 10/17/2012	800	863

American Express Co.
5.250% due 09/12/2011	1,770	1,849
7.250% due 05/20/2014	800	907

American Express Credit Corp.
0.349% due 02/24/2012	4,335	4,286
0.390% due 06/16/2011	5,760	5,727
0.409% due 12/02/2010	100	100
1.929% due 06/19/2013	9,000	9,065
5.125% due 08/25/2014	5,000	5,314
5.875% due 05/02/2013	7,600	8,238

American Express Travel Related Services Co., Inc.
0.429% due 06/01/2011	35,200	34,728
5.250% due 11/21/2011	1,000	1,046

American General Finance Corp.
4.875% due 05/15/2010	7,050	7,047

American International Group, Inc.
0.353% due 03/20/2012	6,300	5,994
5.375% due 10/18/2011	2,200	2,260
5.850% due 01/16/2018	2,100	1,954
6.250% due 03/15/2087	10,000	7,450

Anadarko Finance Co.
6.750% due 05/01/2011	1,010	1,063

ANZ National International Ltd.
6.200% due 07/19/2013	15,650	17,258

Australia & New Zealand Banking Group Ltd.
0.538% due 06/18/2012	6,000	5,988

BAE Systems Holdings, Inc.
4.750% due 08/15/2010	5,875	5,955

Bank of America Corp.
2.100% due 04/30/2012	3,800	3,872
5.375% due 08/15/2011	1,250	1,314
7.400% due 01/15/2011	20,925	21,900

Bank of Scotland PLC
0.220% due 06/28/2010	13,119	13,109
0.312% due 12/08/2010	2,500	2,495
0.385% due 06/18/2010	10,699	10,676
5.250% due 09/19/2011	4,936	5,127
7.700% due 08/15/2010	1,000	1,018

Bank of Tokyo-Mitsubishi UFJ Ltd.
2.600% due 01/22/2013	7,500	7,559

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barclays Bank PLC
0.521% due 04/10/2012	$4,325	$4,326
0.991% due 01/13/2012	7,000	7,086
1.052% due 03/05/2012	6,300	6,364
1.057% due 03/16/2012	2,400	2,432
5.200% due 07/10/2014	25,300	27,042
5.450% due 09/12/2012	3,000	3,236

BB&T Corp.
3.850% due 07/27/2012	3,840	4,004

BBVA U.S. Senior SAU
0.432% due 05/24/2011	10,000	9,998

Bear Stearns Cos. LLC
0.439% due 02/01/2012	800	797
0.442% due 11/28/2011	298	298
0.460% due 08/15/2011	15,810	15,820
6.950% due 08/10/2012	2,000	2,217

BNP Paribas
0.749% due 07/21/2011	44,000	44,283

BNP Paribas Capital Trust
9.003% due 12/29/2049	2,000	2,052

BP Capital Markets PLC
3.750% due 06/17/2013	5,000	5,257

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	32,500	32,645

Capital One Financial Corp.
6.750% due 09/15/2017	1,500	1,659

Citibank N.A.
1.375% due 08/10/2011	25,000	25,210
1.875% due 06/04/2012	47,000	47,594

Citigroup Funding, Inc.
0.169% due 05/05/2011	2,680	2,681

Citigroup, Inc.
0.340% due 05/18/2011	65,560	65,159
0.382% due 03/16/2012	32,283	31,499
2.125% due 04/30/2012	12,000	12,226
2.875% due 12/09/2011	72,905	75,257
5.500% due 04/11/2013	6,300	6,625
6.000% due 02/21/2012	43,015	45,642
6.125% due 11/21/2017	2,480	2,554
6.500% due 01/18/2011	17,204	17,889
6.500% due 08/19/2013	9,100	9,817

Commonwealth Bank of Australia
0.249% due 08/27/2014	35,600	35,638
0.671% due 07/12/2013	2,900	2,919
0.821% due 03/19/2013	14,400	14,437
3.500% due 03/19/2015	1,450	1,441

Countrywide Financial Corp.
0.689% due 05/07/2012	4,300	4,244
5.800% due 06/07/2012	8,670	9,221

Countrywide Home Loans, Inc.
4.000% due 03/22/2011	10,000	10,283

Credit Agricole S.A.
0.599% due 02/02/2012	5,800	5,800

Credit Suisse USA, Inc.
6.125% due 11/15/2011	300	322

Danske Bank A/S
0.602% due 05/24/2012	80,700	80,506

Deutsche Bank AG
0.551% due 01/19/2012	7,750	7,754

Dexia Credit Local
0.501% due 01/12/2012	35,400	35,406
0.652% due 03/05/2013	23,100	23,138
0.899% due 09/23/2011	79,150	79,751
1.875% due 09/30/2011	50,000	50,154

El Paso Performance-Linked Trust
7.750% due 07/15/2011	15,150	15,760

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Tennessee Bank N.A.
0.390% due 02/14/2011	$6,400	$6,287

Ford Motor Credit Co. LLC
5.507% due 06/15/2011	9,597	9,801
7.250% due 10/25/2011	5,000	5,171
7.375% due 02/01/2011	6,500	6,664
7.875% due 06/15/2010	29,000	29,271
8.625% due 11/01/2010	8,900	9,117
9.750% due 09/15/2010	21,250	21,762

General Electric Capital Corp.
0.253% due 12/21/2012	80,600	80,665
0.270% due 01/26/2011	15,000	14,997
0.319% due 04/24/2012	39,000	39,084
0.323% due 03/15/2012	32,500	31,628
0.376% due 06/12/2012	3,200	3,112
0.517% due 09/15/2014	11,175	10,633
1.083% due 12/20/2013	4,500	4,376
1.800% due 03/11/2011	55,000	55,667
2.250% due 03/12/2012	80,350	82,098

GMAC, Inc.
0.253% due 12/19/2012	36,200	36,219

Goldman Sachs Group, Inc.
0.371% due 06/22/2010	1,000	995

HSBC Bank USA N.A.
4.625% due 04/01/2014	1,500	1,566

HSBC Capital Funding LP
4.610% due 12/29/2049	150	138
9.547% due 12/29/2049	1,500	1,534

HSBC Finance Corp.
0.460% due 08/09/2011	31,715	31,532
0.501% due 01/15/2014	138	133
0.519% due 04/24/2012	20,101	19,940
0.601% due 07/19/2012	14,820	14,626
0.607% due 09/14/2012	23,000	22,628
0.682% due 06/01/2016	691	656
5.000% due 04/15/2011	1,420	1,456
5.700% due 06/01/2011	4,886	5,092
5.900% due 06/19/2012	2,500	2,690
6.375% due 10/15/2011	11,135	11,852
6.750% due 05/15/2011	11,831	12,439
8.000% due 07/15/2010	5,000	5,099

ING Bank NV
0.881% due 01/13/2012	19,700	19,669
1.090% due 03/30/2012	19,700	19,664
2.625% due 02/09/2012	46,900	48,028

ING USA Global Funding Trust
0.401% due 10/01/2010	6,000	5,975

International Bank for Reconstruction & Development
0.427% due 03/04/2011	12,800	12,836

International Lease Finance Corp.
0.472% due 05/24/2010	9,068	9,069
4.875% due 09/01/2010	9,250	9,251
5.000% due 04/15/2010	19,338	19,340
5.125% due 11/01/2010	500	501
5.625% due 09/15/2010	5,498	5,537

John Deere Capital Corp.
1.004% due 06/10/2011	7,100	7,159

JPMorgan Chase & Co.
0.360% due 05/16/2011	4,700	4,700
0.378% due 12/21/2011	300	299
0.501% due 12/26/2012	38,800	39,094
0.989% due 12/02/2011	21,700	21,987
6.750% due 02/01/2011	1,600	1,678

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	300	320

KeyBank N.A.
2.502% due 06/02/2010	20,200	20,268

Kreditanstalt fuer Wiederaufbau
4.750% due 05/15/2012	900	965

134	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	$9,700	$2,280

Lloyds TSB Bank PLC
1.071% due 04/01/2011	65,000	65,384
1.251% due 04/02/2012	68,400	69,457
2.300% due 04/01/2011	12,400	12,613
12.000% due 12/29/2049	2,500	2,790

Longpoint Re Ltd.
5.507% due 11/08/2011	4,700	4,701

Macquarie Bank Ltd.
2.600% due 01/20/2012	13,300	13,581

Merna Reinsurance Ltd.
0.901% due 06/30/2012	3,000	2,968

Merrill Lynch & Co., Inc.
0.449% due 07/25/2011	950	945
0.449% due 11/01/2011	5,300	5,239
0.450% due 02/15/2011	7,075	6,954
0.482% due 06/05/2012	35,000	34,360
5.450% due 02/05/2013	200	212

MetLife of Connecticut Institutional Funding Ltd.
0.737% due 06/15/2011	7,500	7,383

Metropolitan Life Global Funding I
0.507% due 03/15/2012	10,290	10,157
0.651% due 07/13/2011	9,640	9,631
2.154% due 06/10/2011	63,490	64,557
2.875% due 09/17/2012	7,710	7,842
5.125% due 11/09/2011	1,000	1,044
5.125% due 04/10/2013	4,440	4,770

Monumental Global Funding II
0.290% due 05/26/2010	33,800	33,750

Monumental Global Funding III
0.290% due 05/26/2010	14,875	14,853
0.419% due 01/25/2013	16,775	16,085
0.451% due 01/15/2014	11,200	10,682

Morgan Stanley
0.499% due 01/09/2012	29,308	28,989
0.540% due 04/19/2012	9,599	9,386
0.731% due 10/15/2015	28,000	25,972
6.000% due 04/28/2015	1,800	1,930
6.750% due 04/15/2011	103,032	108,793

Mystic Re Ltd.
10.252% due 06/07/2011	1,400	1,426

National City Bank
0.622% due 06/07/2017	1,800	1,606
6.200% due 12/15/2011	4,400	4,744

National Rural Utilities Cooperative Finance Corp.
1.026% due 07/01/2010	3,400	3,407

Nationwide Building Society
0.430% due 05/17/2012	35,000	34,939

New York Life Global Funding
0.382% due 06/16/2011	5,000	5,005
4.650% due 05/09/2013	800	857

Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	3,000	3,032

Nomura Europe Finance NV
0.401% due 07/05/2011	3,900	3,807

Piper Jaffray Cos.
4.351% due 12/31/2010	35,000	34,793

PNC Funding Corp.
0.389% due 01/31/2012	935	928

Pricoa Global Funding I
0.349% due 01/30/2012	31,020	30,344
0.381% due 06/26/2012	39,400	38,377
0.451% due 09/27/2013	600	572
1.052% due 06/04/2010	23,895	23,924
4.625% due 06/25/2012	4,200	4,414

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.400% due 10/18/2012	$1,005	$1,084
5.450% due 06/11/2014	1,100	1,181

Principal Life Income Funding Trusts
0.658% due 09/17/2010	2,900	2,899
5.150% due 06/17/2011	9,500	9,845

Rabobank Nederland NV
3.375% due 02/19/2013	3,000	3,096
11.000% due 06/29/2049	2,480	3,201

Regions Bank
7.500% due 05/15/2018	700	696

Regions Financial Corp.
0.421% due 06/26/2012	2,500	2,287
7.000% due 03/01/2011	215	217

Residential Reinsurance 2007 Ltd.
10.502% due 06/07/2010	3,400	3,440

Residential Reinsurance 2008 Ltd.
7.002% due 06/06/2011	2,000	2,015

Royal Bank of Scotland Group PLC
0.399% due 10/28/2011	13,000	12,992
0.512% due 03/30/2012	128,700	128,868
0.950% due 05/11/2012	42,600	43,079
1.149% due 04/23/2012	43,000	43,622
1.450% due 10/20/2011	37,300	37,476
2.625% due 05/11/2012	2,600	2,656
4.875% due 08/25/2014	10,000	10,073
6.990% due 10/29/2049	300	214

Santander Central Hispano Issuances Ltd.
7.625% due 09/14/2010	1,250	1,285

Santander Holdings USA, Inc.
4.800% due 09/01/2010	3,000	3,045

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012	17,300	17,300

Scotland International Finance No. 2 BV
7.700% due 08/15/2010	7,900	8,022

Simon Property Group LP
4.600% due 06/15/2010	1,405	1,414
4.875% due 08/15/2010	1,545	1,565

SLM Corp.
0.409% due 07/26/2010	10,050	9,915
4.500% due 07/26/2010	10,000	10,047

Societe Generale Societe de Credit Fonciere
1.033% due 06/19/2013	10,000	9,977

State Street Bank and Trust Co.
0.452% due 12/08/2015	5,700	5,368

State Street Capital Trust III
8.250% due 03/15/2042	14,000	14,499

Sun Life Financial Global Funding LP
0.541% due 10/06/2013	9,300	9,007

Suncorp-Metway Ltd.
0.633% due 12/17/2010	25,000	25,045
1.751% due 07/16/2012	25,890	26,702

SunTrust Bank
6.375% due 04/01/2011	3,350	3,498

SunTrust Banks, Inc.
7.750% due 05/01/2010	1,970	1,979

Svensk ExportKredit AB
4.500% due 09/27/2010	28,100	28,637

Svenska Handelsbanken AB
1.257% due 09/14/2012	12,500	12,600

Swedbank AB
0.701% due 01/14/2013	48,100	48,007
2.800% due 02/10/2012	15,400	15,806

Toyota Motor Credit Corp.
5.450% due 05/18/2011	3,194	3,338

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	$19,200	$21,360

U.S. Central Federal Credit Union
1.250% due 10/19/2011	34,400	34,619
1.900% due 10/19/2012	2,500	2,525

UBS AG
1.352% due 02/23/2012	15,400	15,482
1.501% due 09/29/2011	25,700	25,824

UBS Preferred Funding Trust I
8.622% due 10/29/2049	1,000	990

UBS Preferred Funding Trust V
6.243% due 05/29/2049	4,700	4,277

UFJ Finance Aruba AEC
6.750% due 07/15/2013	50	56

Union Planters Corp.
4.375% due 12/01/2010	7,510	7,549
7.750% due 03/01/2011	5,000	5,080

USB Capital IX
6.189% due 10/29/2049	100	87

Vita Capital III Ltd.
1.351% due 01/01/2011	2,200	2,164

Wachovia Corp.
0.379% due 04/23/2012	24,600	24,363
0.381% due 10/15/2011	40,825	40,657
0.402% due 03/01/2012	4,000	3,973
0.439% due 08/01/2013	220	214
2.019% due 05/01/2013	16,600	17,093

Wells Fargo & Co.
0.902% due 08/29/2011	3,000	3,015
5.300% due 08/26/2011	4,631	4,880
7.980% due 03/29/2049	200	210

Wells Fargo Bank N.A.
0.460% due 05/16/2016	3,000	2,745
6.450% due 02/01/2011	11,920	12,482

Wells Fargo Capital X
5.950% due 12/15/2086	2,000	1,844

Western Corporate Federal Credit Union
1.750% due 11/02/2012	15,000	15,053

Westpac Banking Corp.
3.250% due 12/16/2011	7,600	7,862

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010	13,000	13,242

WT Finance (Aust.) Pty Ltd.
4.375% due 11/15/2010	3,325	3,377

		3,559,358

INDUSTRIALS 5.2%

Altria Group, Inc.
8.500% due 11/10/2013	4,350	5,089

Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011	4,400	4,605

Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012	4,100	4,213

BHP Billiton Finance USA Ltd.
5.000% due 12/15/2010	1,600	1,648

Comcast Corp.
5.450% due 11/15/2010	5,250	5,384

Cox Communications, Inc.
6.750% due 03/15/2011	4,493	4,705
7.750% due 11/01/2010	10,350	10,740

CSC Holdings LLC
6.750% due 04/15/2012	2,000	2,103
7.625% due 04/01/2011	11,600	12,166

See Accompanying Notes	Annual Report	March 31, 2010	135

Schedule of Investments  Short-Term Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CVS Caremark Corp.
0.552% due 06/01/2010	$26,042	$26,047
1.754% due 09/10/2010	100	100

Daimler Finance North America LLC
4.875% due 06/15/2010	10,430	10,506
5.750% due 09/08/2011	5,200	5,483
5.875% due 03/15/2011	27,639	28,762
7.750% due 01/18/2011	8,195	8,623

Devon Financing Corp. ULC
6.875% due 09/30/2011	4,000	4,318

Devon OEI Operating, Inc.
7.250% due 10/01/2011	39,414	42,673

DISH DBS Corp.
6.375% due 10/01/2011	10,550	10,998

Dow Chemical Co.
2.499% due 08/08/2011	32,000	32,571
4.850% due 08/15/2012	2,400	2,539
6.000% due 10/01/2012	10,700	11,655
6.125% due 02/01/2011	11,500	11,960

El Paso Corp.
7.000% due 05/15/2011	4,350	4,525
7.750% due 06/15/2010	2,000	2,025

Energy Transfer Partners LP
5.650% due 08/01/2012	1,600	1,717

Enterprise Products Operating LLC
4.600% due 08/01/2012	500	528
4.950% due 06/01/2010	400	402

Erac USA Finance LLC
5.800% due 10/15/2012	800	864

Florida Gas Transmission Co. LLC
7.625% due 12/01/2010	5,000	5,191

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	1,500	1,635

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	16,025	16,786

Georgia-Pacific LLC
8.125% due 05/15/2011	17,875	18,858
9.500% due 12/01/2011	3,600	3,960

Halliburton Co.
5.500% due 10/15/2010	50	51

Hewlett-Packard Co.
0.362% due 03/01/2012	100	100
1.302% due 05/27/2011	30,000	30,367
2.250% due 05/27/2011	3,438	3,492

Hutchison Whampoa International Ltd.
5.450% due 11/24/2010	5,513	5,668

Kerr-McGee Corp.
6.875% due 09/15/2011	250	269

KeySpan Corp.
7.625% due 11/15/2010	5,700	5,936

Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	700	761
6.750% due 03/15/2011	9,055	9,516
7.125% due 03/15/2012	2,150	2,355
7.500% due 11/01/2010	3,435	3,551

Kraft Foods, Inc.
0.750% due 08/11/2010	4,600	4,605

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	3,676	3,680

PACCAR, Inc.
1.431% due 09/14/2012	18,300	18,656

Reynolds American, Inc.
0.957% due 06/15/2011	9,600	9,564
7.250% due 06/01/2012	2,525	2,760

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Roche Holdings, Inc.
2.252% due 02/25/2011	$50,000	$50,921

Shell International Finance BV
1.300% due 09/22/2011	35,400	35,590

Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016	400	436
6.125% due 08/17/2026	900	960

Sonat, Inc.
7.625% due 07/15/2011	2,382	2,499

Southwest Airlines Co.
10.500% due 12/15/2011	5,500	6,173

SUPERVALU, Inc.
7.500% due 11/15/2014	2,000	2,040

Teck Resources Ltd.
7.000% due 09/15/2012	1,500	1,622

Time Warner, Inc.
6.875% due 05/01/2012	6,520	7,175

Transcontinental Gas Pipe Line Co. LLC
7.000% due 08/15/2011	3,000	3,204
8.875% due 07/15/2012	2,000	2,285

Waste Management, Inc.
7.650% due 03/15/2011	4,339	4,584

Williams Cos., Inc.
2.251% due 10/01/2010	41,625	41,614

XTO Energy, Inc.
4.625% due 06/15/2013	18,000	19,314
7.500% due 04/15/2012	956	1,072

		584,199

UTILITIES 5.6%

AES Corp.
9.375% due 09/15/2010	9,700	10,015

Arizona Public Service Co.
6.375% due 10/15/2011	175	186

AT&T, Inc.
5.300% due 11/15/2010	3,500	3,601
6.250% due 03/15/2011	1,970	2,071

British Telecommunications PLC
9.125% due 12/15/2010	10,650	11,249

CMS Energy Corp.
1.201% due 01/15/2013	9,000	8,617

Columbus Southern Power Co.
0.657% due 03/16/2012	3,400	3,406

Deutsche Telekom International Finance BV
5.375% due 03/23/2011	650	676
8.500% due 06/15/2010	24,900	25,269

Dominion Resources, Inc.
1.308% due 06/17/2010	100	100

FPL Group Capital, Inc.
1.138% due 06/17/2011	200	202
5.625% due 09/01/2011	4,000	4,228

France Telecom S.A.
7.750% due 03/01/2011	53,448	56,757

Georgia Power Co.
0.578% due 03/15/2013	7,000	7,020

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	2,805	3,001

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	37,540	38,385

Koninklijke KPN NV
8.000% due 10/01/2010	30,130	31,189

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	14,050	14,956

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NGPL PipeCo LLC
6.514% due 12/15/2012	$15,810	$17,356

Ohio Power Co.
0.431% due 04/05/2010	6,040	6,040

PSEG Power LLC
6.950% due 06/01/2012	143	158

Qatar Petroleum
5.579% due 05/30/2011	5,449	5,601

Qwest Corp.
7.875% due 09/01/2011	2,000	2,130

Sprint Capital Corp.
7.625% due 01/30/2011	55,541	57,416

Sprint Nextel Corp.
0.651% due 06/28/2010	50,735	50,558

Telecom Italia Capital S.A.
0.729% due 02/01/2011	13,007	12,970
0.861% due 07/18/2011	30,130	30,008
4.875% due 10/01/2010	8,172	8,315
6.175% due 06/18/2014	29,500	31,559
6.200% due 07/18/2011	14,560	15,293

Telefonica Emisiones SAU
0.580% due 02/04/2013	43,990	43,070

Telefonica Europe BV
7.750% due 09/15/2010	12,938	13,330

Verizon Communications, Inc.
5.350% due 02/15/2011	500	520

Verizon Global Funding Corp.
7.375% due 09/01/2012	1,080	1,224

Verizon Wireless Capital LLC
2.851% due 05/20/2011	67,650	69,644
3.750% due 05/20/2011	15,500	15,987

Vodafone Group PLC
0.532% due 02/27/2012	13,000	13,010
0.597% due 06/15/2011	5,301	5,310

		620,427

Total Corporate Bonds & Notes (Cost $4,706,259)		4,763,984

CONVERTIBLE BONDS & NOTES 0.7%

First Industrial LP
4.625% due 09/15/2011	2,000	1,915

National City Corp.
4.000% due 02/01/2011	47,704	48,777

U.S. Bancorp
0.000% due 12/11/2035	26,625	26,392
0.000% due 09/20/2036	3,500	3,343

Total Convertible Bonds & Notes (Cost $77,992)		80,427

MUNICIPAL BONDS & NOTES 0.5%

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	400	357

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	10,100	10,539
7.550% due 04/01/2039	3,850	3,984

California State Palomar Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	500	499

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
6.249% due 12/01/2034	1,900	1,929

136	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	$39,300	$39,456

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2024	700	708

Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	700	661

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039	500	515

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	1,000	1,165

Oklahoma State University Revenue Notes, Series 2009
2.553% due 08/01/2011	3,000	3,017

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	100	101

Total Municipal Bonds & Notes (Cost $62,130)		62,931

U.S. GOVERNMENT AGENCIES 28.7%

Fannie Mae
0.130% due 05/13/2011	100,000	99,959
0.197% due 09/19/2011	96,580	96,568
0.289% due 12/25/2036 - 07/25/2037	4,946	4,762
0.349% due 04/29/2011 - 03/25/2034	25,124	25,164
0.351% due 06/29/2012	13,000	13,030
0.359% due 03/25/2036	628	570
0.379% due 08/25/2034	657	624
0.429% due 10/27/2037	300	300
0.529% due 03/25/2036	3,216	3,204
0.549% due 06/25/2036	627	627
0.569% due 11/25/2036	611	608
0.579% due 04/25/2036 - 03/25/2044	3,464	3,363
0.599% due 03/25/2036	559	556
0.629% due 02/25/2018 - 09/25/2032	313	307
0.659% due 07/25/2036	542	541
0.679% due 10/25/2030 - 09/25/2037	667	674
0.700% due 09/17/2027	9	9
0.729% due 08/25/2036	307	307
0.750% due 02/25/2022 - 07/18/2027	36	36
0.829% due 10/25/2017	258	259
0.850% due 08/25/2022	17	17
0.900% due 12/25/2022	15	15
0.950% due 09/25/2022	7	7
1.000% due 11/23/2011	17,900	17,922
1.079% due 07/25/2038	364	365
1.100% due 02/25/2023	5	5
1.129% due 04/25/2032 - 11/25/2049	451	453
1.229% due 11/25/2049	443	445
1.400% due 09/25/2023	115	118
1.449% due 10/25/2038	729	739
1.671% due 06/01/2043 - 10/01/2044	11,672	11,661
1.750% due 03/23/2011 - 04/15/2011	54,669	54,855
2.125% due 04/15/2011	1,000	1,001
2.209% due 05/01/2035	78	80
2.459% due 12/01/2035	57	58
2.558% due 01/01/2036	290	298
2.608% due 04/01/2029	6	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.634% due 02/01/2033	$28	$29
2.647% due 09/01/2034	129	133
2.681% due 09/01/2034	166	173
2.688% due 01/01/2032	482	495
2.693% due 02/01/2035	21	22
2.816% due 11/01/2035	852	865
2.822% due 11/01/2024	10	11
2.838% due 11/01/2027	9	10
2.840% due 06/01/2033	50	51
2.891% due 09/01/2035	90	93
2.926% due 06/01/2035	85	87
2.970% due 08/01/2026	17	17
2.980% due 08/01/2029	1,478	1,533
3.029% due 07/01/2031	7	7
3.070% due 02/01/2018	21	22
3.078% due 05/01/2021 - 04/01/2029	202	205
3.079% due 09/01/2034	1,049	1,083
3.104% due 08/01/2024	4	4
3.128% due 12/01/2040	372	386
3.155% due 10/01/2023	34	35
3.172% due 11/01/2026	1	1
3.224% due 02/01/2034	164	170
3.297% due 09/01/2035	392	406
3.370% due 09/01/2034	131	137
3.377% due 04/01/2033	28	28
3.405% due 08/01/2027	1	1
3.435% due 08/01/2034	21	22
3.483% due 05/01/2034	97	101
3.532% due 07/01/2034	27	28
3.579% due 06/01/2034	15	15
3.743% due 05/01/2036	10,722	10,820
4.050% due 11/01/2025	19	19
4.159% due 05/01/2036	196	201
4.392% due 07/01/2028	29	29
4.464% due 07/01/2029	155	161
4.500% due 09/25/2025	38	38
4.700% due 07/01/2035	1,226	1,265
4.732% due 05/01/2035	559	586
4.962% due 06/01/2035	805	833
5.000% due 01/25/2017	121	124
5.025% due 06/01/2017	1,764	1,821
5.030% due 05/01/2035	376	397
5.156% due 08/01/2035	359	380
5.215% due 07/01/2018	1,791	1,849
5.227% due 12/01/2035	335	353
5.310% due 08/25/2033	341	360
5.528% due 01/01/2036	296	313
5.575% due 11/01/2028	2	2
5.620% due 03/01/2036	367	383
5.743% due 12/01/2036	135	142
5.878% due 12/01/2036	145	152
5.937% due 06/01/2036	203	214
5.950% due 02/25/2044	692	743
6.000% due 02/01/2019 - 12/01/2028	2,763	2,952
6.500% due 11/01/2028 - 10/25/2042	842	924
6.625% due 11/15/2010	886	920
7.000% due 03/01/2013	22	23
8.600% due 06/25/2032	383	406
10.000% due 01/01/2020 - 04/01/2020	21	22
44.325% due 04/25/2021	7	10

Federal Farm Credit Bank
0.110% due 06/29/2010	25,000	24,999
0.185% due 11/23/2011	13,000	12,991
0.230% due 11/23/2011	75,000	74,896
0.252% due 12/07/2011	135,000	134,952
0.320% due 09/23/2011	48,500	48,516
0.419% due 08/27/2012	85,000	85,348

Federal Home Loan Bank
0.145% due 09/15/2011	12,000	11,990
0.551% due 09/28/2012	10,300	10,319
0.700% due 04/18/2011	36,225	36,269

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.750% due 01/18/2011 - 03/25/2011	$43,015	$43,081
0.880% due 01/20/2011	4,695	4,702
1.000% due 02/07/2011	8,940	8,965
5.000% due 03/11/2011	4,200	4,365

Federal Housing Administration
6.896% due 07/01/2020	288	285
7.350% due 04/01/2019	145	144
7.430% due 07/01/2021 - 09/01/2022	137	137
7.435% due 02/01/2019	163	163

Freddie Mac
0.129% due 05/05/2011	6,190	6,187
0.149% due 02/02/2012	85,116	84,996
0.150% due 11/09/2011	301,070	300,772
0.160% due 05/04/2011 - 01/25/2012	736,190	736,249
0.179% due 08/05/2011 (d)	8,229	8,229
0.269% due 12/25/2036	15,809	15,297
0.302% due 04/07/2011	311,150	311,524
0.311% due 04/01/2011 (d)(f)	435,194	435,752
0.324% due 03/09/2011	17,439	17,462
0.460% due 02/15/2019	48,316	48,507
0.580% due 12/15/2030 - 09/15/2033	541	534
0.630% due 06/15/2031	285	285
0.650% due 01/15/2022	1	1
0.680% due 12/15/2031	9	9
0.780% due 06/15/2031	61	62
0.900% due 03/15/2020	4	4
0.930% due 03/15/2032	20	20
1.000% due 03/15/2023	15	15
1.230% due 10/15/2049	372	374
1.500% due 01/19/2012	185,600	185,679
1.681% due 10/25/2044 - 02/25/2045	9,536	9,125
1.750% due 04/20/2011	124,150	124,221
1.881% due 07/25/2044	12,298	11,803
2.500% due 08/01/2017	57	57
2.782% due 02/01/2023	3	3
2.854% due 07/01/2033	165	170
2.893% due 05/01/2034	85	88
2.982% due 04/01/2025	20	21
3.430% due 08/01/2035	490	508
3.566% due 10/01/2033	63	65
3.855% due 08/01/2034	178	186
4.500% due 02/15/2020 - 12/15/2025	1,835	1,885
5.000% due 01/15/2018 - 08/01/2037	3,502	3,518
5.011% due 08/01/2035	308	323
5.406% due 11/01/2035	301	319
5.500% due 05/15/2016 - 08/15/2030	2,682	2,702
6.500% due 07/25/2043	477	525
6.750% due 08/15/2023	387	391

Ginnie Mae
0.750% due 02/16/2030	175	176
0.850% due 02/16/2030	113	114
0.900% due 02/16/2030	203	204
1.179% due 03/20/2031	752	755
1.250% due 08/16/2039	368	374
3.000% due 10/20/2031	196	199
3.125% due 10/20/2017 - 12/20/2033	806	819
3.625% due 07/20/2022 - 08/20/2031	2,171	2,239
4.000% due 02/20/2032 - 03/20/2032	543	560
4.250% due 03/20/2029 - 03/20/2030	766	796
4.375% due 05/20/2021 - 05/20/2032	3,386	3,500
4.500% due 02/20/2019	17	18

See Accompanying Notes	Annual Report	March 31, 2010	137

Schedule of Investments  Short-Term Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 01/15/2032 - 03/15/2032	$1,155	$1,253
7.500% due 02/20/2030	115	125

Small Business Administration
1.250% due 12/25/2017	44	45
4.340% due 03/01/2024	345	357
4.524% due 02/10/2013	60	62
5.370% due 04/01/2028	443	475
5.490% due 03/01/2028	249	267

Tennessee Valley Authority
5.625% due 01/18/2011	1,500	1,563

Total U.S. Government Agencies (Cost $3,192,476)		3,196,016

U.S. TREASURY OBLIGATIONS 0.4%

U.S. Treasury Notes
0.875% due 12/31/2010	300	301
0.875% due 02/29/2012	18,400	18,368
1.000% due 10/31/2011	283	284
3.625% due 08/15/2019 (f)	22,700	22,430

Total U.S. Treasury Obligations (Cost $41,354)		41,383

MORTGAGE-BACKED SECURITIES 3.3%

American Home Mortgage Assets
0.419% due 05/25/2046	3,780	2,005
0.419% due 09/25/2046	1,545	816
0.439% due 10/25/2046	6,400	3,222
1.171% due 02/25/2047	1,667	794
1.391% due 11/25/2046	3,214	1,506

American Home Mortgage Investment Trust
2.229% due 02/25/2045	228	186
2.486% due 10/25/2034	1,925	1,593
5.000% due 09/25/2035	1,268	1,228
5.660% due 09/25/2045	1,250	1,004

Banc of America Funding Corp.
4.484% due 02/20/2036	6,004	5,460
6.030% due 01/20/2047	425	298

Banc of America Mortgage Securities, Inc.
4.197% due 07/20/2032	231	204
5.404% due 02/25/2036	402	318
6.500% due 09/25/2033	552	565

Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	105	98
2.810% due 03/25/2035	6,449	6,039
2.934% due 03/25/2035	517	489
3.048% due 11/25/2030	164	146
3.107% due 11/25/2034	1,936	1,737
3.553% due 01/25/2034	197	187
3.651% due 11/25/2034	16,992	13,728
3.705% due 01/25/2034	512	457
4.330% due 10/25/2035	500	444
4.994% due 01/25/2035	335	279
5.394% due 05/25/2047	4,031	2,800

Bear Stearns Alt-A Trust
0.389% due 02/25/2034	1,816	1,366
3.478% due 05/25/2035	530	399
5.158% due 09/25/2035	6,894	5,108
5.590% due 11/25/2036	5,277	3,450
5.652% due 01/25/2036	4,276	2,410

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	10	9

Bear Stearns Mortgage Funding Trust
0.299% due 02/25/2037	1,230	1,209

Bear Stearns Structured Products, Inc.
5.603% due 01/26/2036	14,960	9,241
5.624% due 12/26/2046	7,673	4,720

CC Mortgage Funding Corp.
0.359% due 05/25/2048	4,227	1,893
0.479% due 08/25/2035	662	412

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Mortgage Finance Corp.
5.424% due 03/25/2037	$1,512	$1,264

Citicorp Mortgage Securities, Inc.
5.250% due 06/25/2034	978	976

Citigroup Mortgage Loan Trust, Inc.
0.299% due 01/25/2037	938	805
2.760% due 10/25/2035	585	486
2.990% due 12/25/2035	1,451	1,323
3.075% due 03/25/2034	296	289
4.098% due 08/25/2035	247	219
4.584% due 08/25/2035	4,269	3,682
5.629% due 07/25/2046	1,168	836
5.969% due 09/25/2037	7,730	5,271

Commercial Mortgage Pass-Through Certificates
4.630% due 05/10/2043	2,569	2,591

Countrywide Alternative Loan Trust
0.309% due 09/20/2046	32	32
0.379% due 05/20/2046	113	108
0.389% due 02/25/2047	377	202
0.409% due 02/20/2047	8,095	4,064
0.409% due 05/25/2047	6,526	3,431
0.419% due 09/25/2046	3,097	1,476
0.424% due 12/20/2046	5,733	2,966
0.439% due 07/20/2046	4,214	1,667
0.439% due 07/25/2046	648	357
0.559% due 11/20/2035	1,765	933
1.471% due 12/25/2035	2,072	1,132
1.471% due 02/25/2036	767	420
5.500% due 08/25/2035	1,461	1,363
5.849% due 02/25/2037	3,561	2,480
6.000% due 04/25/2037	520	337
6.250% due 12/25/2033	2,355	2,389

Countrywide Home Loan Mortgage Pass-Through Trust
0.459% due 05/25/2035	570	331
0.519% due 04/25/2035	106	60
0.549% due 03/25/2035	850	460
0.569% due 06/25/2035	10,983	9,692
2.375% due 07/19/2031	5	5
3.616% due 11/19/2033	427	360
5.981% due 09/25/2047	736	527
6.500% due 01/25/2034	24	23

Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 03/25/2032	125	104
2.118% due 05/25/2032	2	2
4.625% due 10/25/2034	1,281	1,244

Credit Suisse Mortgage Capital Certificates
5.722% due 06/15/2039	600	542

Deutsche ALT-A Securities, Inc.
0.299% due 01/25/2047	213	207
0.309% due 02/25/2037	192	188
0.319% due 08/25/2037	1,018	979

First Horizon Alternative Mortgage Securities
5.500% due 03/25/2035	586	559

First Horizon Asset Securities, Inc.
5.343% due 08/25/2035	1,561	1,389

First Republic Mortgage Loan Trust
0.530% due 08/15/2032	6,493	5,791
0.580% due 11/15/2031	537	459
0.709% due 06/25/2030	451	411

First Union National Bank Commercial Mortgage
6.223% due 12/12/2033	2,000	2,101

First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035	5,347	5,498

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	143	145
6.496% due 01/15/2033	1,740	1,780

Greenpoint Mortgage Funding Trust
0.309% due 10/25/2046	3,072	2,787
0.449% due 06/25/2045	605	362

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.459% due 06/25/2045	$283	$171
0.499% due 11/25/2045	696	388

Greenwich Capital Acceptance, Inc.
4.111% due 06/25/2024	9	8

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	2,900	2,824

GS Mortgage Securities Corp. II
0.318% due 03/06/2020	5,939	5,733
6.220% due 05/03/2018	50	50
6.878% due 05/03/2018	4,500	4,741

GSR Mortgage Loan Trust
2.954% due 09/25/2035	8,934	8,249
3.402% due 04/25/2036	671	509
5.123% due 01/25/2036	1,647	1,351
6.000% due 03/25/2032	1	1

GSRPM Mortgage Loan Trust
0.629% due 11/25/2031	911	893
0.929% due 01/25/2032	228	202

Harborview Mortgage Loan Trust
0.319% due 01/19/2038	50	50
0.359% due 04/19/2038	2,027	1,079
0.409% due 07/19/2046	3,438	1,806
0.419% due 07/21/2036	648	353
0.429% due 09/19/2046	903	487
0.449% due 05/19/2035	2,635	1,566
0.469% due 03/19/2036	7,017	3,909
0.599% due 02/19/2034	506	414
5.826% due 08/19/2036	581	373

Impac CMB Trust
1.129% due 10/25/2033	65	54

Impac Secured Assets CMN Owner Trust
0.309% due 01/25/2037	355	346

Indymac ARM Trust
2.463% due 01/25/2032	5	4
2.503% due 01/25/2032	3	2

Indymac IMSC Mortgage Loan Trust
0.409% due 07/25/2047	1,450	684

Indymac Index Mortgage Loan Trust
0.319% due 11/25/2046	830	819
0.419% due 09/25/2046	2,460	1,279
0.429% due 06/25/2047	1,326	658
0.439% due 05/25/2046	431	232
0.469% due 07/25/2035	384	223
2.948% due 12/25/2034	84	61

Luminent Mortgage Trust
0.399% due 12/25/2036	1,901	1,009
0.409% due 12/25/2036	864	427
0.429% due 10/25/2046	664	374

MASTR Adjustable Rate Mortgages Trust
0.439% due 04/25/2046	1,183	628

MASTR Alternative Loans Trust
5.000% due 04/25/2019	549	524

MASTR Asset Securitization Trust
5.500% due 09/25/2033	982	1,005

MASTR Seasoned Securities Trust
6.216% due 09/25/2017	280	279

Mellon Residential Funding Corp.
0.580% due 11/15/2031	1,590	1,499
0.670% due 12/15/2030	4,287	3,869
2.610% due 10/20/2029	2,729	2,583

Merrill Lynch Countrywide Commercial Mortgage Trust
0.768% due 07/09/2021	500	437

Merrill Lynch Floating Trust
0.300% due 06/15/2022	2,214	2,025

Merrill Lynch Mortgage Investors, Inc.
0.439% due 02/25/2036	10,149	7,327
1.934% due 12/25/2032	26	24

138	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage-Backed Securities Trust
5.784% due 04/25/2037	$1,502	$1,121

MLCC Mortgage Investors, Inc.
0.479% due 11/25/2035	4,896	3,788
1.229% due 10/25/2035	72	58
4.250% due 10/25/2035	5,371	4,922

Morgan Stanley Capital I
0.289% due 10/15/2020	5,720	5,267

Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	1,700	1,766
6.660% due 02/15/2033	2,998	3,073
7.145% due 09/03/2015	201	202

Morgan Stanley Mortgage Loan Trust
0.449% due 02/25/2047	970	223
5.352% due 06/25/2036	435	376

Prudential Mortgage Capital Co. II LLC
7.306% due 10/06/2015	2,000	2,040

Residential Accredit Loans, Inc.
0.409% due 06/25/2046	2,226	829
0.439% due 04/25/2046	370	148
0.479% due 08/25/2037	1,053	556
0.529% due 08/25/2035	1,859	1,073
1.831% due 09/25/2045	1,184	622

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	161	161

Residential Asset Securitization Trust
5.750% due 02/25/2036	367	251

Residential Funding Mortgage Securities I
5.250% due 03/25/2034	1,326	1,315
6.500% due 03/25/2032	97	98

Sequoia Mortgage Trust
0.579% due 07/20/2033	3,408	2,734
0.609% due 10/20/2027	1,770	1,460
2.964% due 04/20/2035	1,055	968
3.132% due 01/20/2047	595	443

Structured Adjustable Rate Mortgage Loan Trust
1.871% due 01/25/2035	118	56
2.760% due 02/25/2034	16	14
2.781% due 02/25/2034	208	181
5.139% due 08/25/2035	1,447	1,052

Structured Asset Mortgage Investments, Inc.
0.329% due 09/25/2047	530	519
0.359% due 03/25/2037	1,684	896
0.419% due 07/25/2046	4,228	2,237
0.449% due 05/25/2036	11,089	5,769
0.449% due 05/25/2046	1,444	715
0.459% due 05/25/2045	910	577
0.479% due 07/19/2035	9,933	9,122
0.509% due 02/25/2036	59	34
0.579% due 03/19/2034	845	730
0.809% due 07/19/2034	52	43
0.889% due 09/19/2032	77	65

Structured Asset Securities Corp.
0.279% due 05/25/2036	156	150
2.595% due 01/25/2032	16	15
2.768% due 07/25/2032	159	104
2.920% due 02/25/2032	217	170
3.183% due 10/25/2035	735	620

TBW Mortgage-Backed Pass-Through Certificates
0.339% due 01/25/2037	1,203	1,071

Thornburg Mortgage Securities Trust
0.329% due 03/25/2037	189	181
0.339% due 11/25/2046	5,294	5,165
0.359% due 06/25/2037	178	174

Wachovia Bank Commercial Mortgage Trust
0.322% due 09/15/2021	15,224	13,595

WaMu Mortgage Pass-Through Certificates
0.489% due 11/25/2045	247	190

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.499% due 12/25/2045	$457	$349
0.519% due 10/25/2045	986	762
0.539% due 01/25/2045	391	302
0.869% due 12/25/2027	2,800	2,239
1.171% due 02/25/2047	4,521	2,391
1.171% due 03/25/2047	3,902	2,284
1.201% due 01/25/2047	875	526
1.211% due 01/25/2047	1,873	991
1.231% due 04/25/2047	2,719	1,648
1.281% due 12/25/2046	3,438	2,067
1.291% due 12/25/2046	1,745	966
1.471% due 02/25/2046	4,411	3,361
1.471% due 08/25/2046	25,608	15,162
1.671% due 11/25/2042	736	541
1.871% due 06/25/2042	1,025	799
1.871% due 08/25/2042	1,084	773
1.971% due 11/25/2046	358	231
2.833% due 09/25/2033	6,110	5,985
2.883% due 09/25/2033	2,197	2,177
3.078% due 02/27/2034	189	180
3.078% due 01/25/2047	497	294
3.328% due 07/25/2046	501	343
3.328% due 08/25/2046	12,467	7,894
3.328% due 09/25/2046	882	542
3.328% due 12/25/2046	2,004	1,101
5.266% due 01/25/2037	1,242	922
5.396% due 02/25/2037	4,658	3,281
5.448% due 04/25/2037	858	583
5.558% due 12/25/2036	2,687	1,881
5.562% due 12/25/2036	775	559
5.638% due 05/25/2037	1,999	1,335
5.677% due 02/25/2037	2,308	1,674
5.828% due 02/25/2037	2,593	1,783
5.921% due 09/25/2036	1,327	1,039
5.923% due 09/25/2036	64	54

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.441% due 05/25/2046	885	446

Washington Mutual MSC Mortgage Pass- Through Certificates
2.862% due 02/25/2031	3	3
3.666% due 02/25/2033	135	108

Wells Fargo Mortgage-Backed Securities Trust
3.091% due 12/25/2034	5,071	4,935
3.097% due 09/25/2034	733	723
5.531% due 07/25/2036	1,726	1,387

Total Mortgage-Backed Securities (Cost $442,381)		366,014

ASSET-BACKED SECURITIES 4.0%

Aames Mortgage Investment Trust
0.379% due 08/25/2035	47	47

Accredited Mortgage Loan Trust
0.279% due 02/25/2037	263	261

ACE Securities Corp.
0.279% due 12/25/2036	496	444
0.289% due 10/25/2036	44	28
0.319% due 06/25/2037	825	684

Ally Auto Receivables Trust
0.323% due 04/15/2011	27,800	27,817
0.396% due 09/15/2010	2,909	2,909
0.750% due 04/15/2012	4,100	4,098

American Express Issuance Trust
0.430% due 09/15/2011	327	327

AmeriCredit Automobile Receivables Trust
4.228% due 06/06/2012	15,430	15,604
4.228% due 08/06/2012	634	644

Amortizing Residential Collateral Trust
0.809% due 07/25/2032	63	58
0.929% due 10/25/2031	391	321
0.929% due 08/25/2032	432	313

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amresco Residential Securities Mortgage Loan Trust
1.169% due 06/25/2029	$99	$61

Asset-Backed Funding Certificates
0.289% due 11/25/2036	351	350
0.289% due 01/25/2037	1,947	1,910
0.579% due 06/25/2034	1,025	789

Asset-Backed Securities Corp. Home Equity
0.309% due 05/25/2037	561	383
0.504% due 09/25/2034	445	375

BA Credit Card Trust
0.430% due 01/15/2013	2,400	2,400
0.810% due 04/15/2013	1,000	1,002

Bank of America Auto Trust
1.700% due 12/15/2011	8,652	8,685

Bank One Issuance Trust
0.350% due 05/15/2014	2,400	2,398

Bear Stearns Asset-Backed Securities Trust
0.279% due 11/25/2036	321	301
0.299% due 12/25/2036	547	498
0.309% due 10/25/2036	160	146
0.559% due 01/25/2036	36	35
0.629% due 10/27/2032	177	143
0.679% due 03/25/2043	144	143
0.729% due 11/25/2042	88	78
0.889% due 10/25/2032	981	871
1.229% due 10/25/2037	3,970	2,624

Capital Auto Receivables Asset Trust
0.630% due 02/18/2014	2,000	2,001
1.150% due 03/15/2011	608	608
1.680% due 10/15/2012	3,400	3,429

CarMax Auto Owner Trust
0.274% due 02/15/2011	4,269	4,269

Carrington Mortgage Loan Trust
0.279% due 01/25/2037	6,084	5,816
0.549% due 10/25/2035	994	934

Cendant Mortgage Corp.
5.983% due 07/25/2043	9	9

Chase Funding Mortgage Loan Asset-Backed Certificates
0.869% due 08/25/2032	54	49

Chase Issuance Trust
0.230% due 07/16/2012	1,000	1,000
0.250% due 03/15/2013	1,100	1,099
0.630% due 09/17/2012	10,500	10,514
0.680% due 09/17/2012	43,600	43,668
1.030% due 06/15/2012	2,050	2,053
1.780% due 04/15/2014	23,800	24,425
4.230% due 01/15/2013	3,000	3,014
4.960% due 09/17/2012	7,850	8,011

Chrysler Financial Auto Securitization Trust
1.850% due 06/15/2011	2,000	2,010

CIT Group Home Equity Loan Trust
0.499% due 06/25/2033	36	29

Citigroup Mortgage Loan Trust, Inc.
0.269% due 12/25/2036	668	622
0.289% due 07/25/2045	1,537	1,162
0.339% due 08/25/2036	556	459

Contimortgage Home Equity Trust
0.910% due 03/15/2027	3	2

Countrywide Asset-Backed Certificates
0.279% due 05/25/2037	5,224	5,139
0.279% due 07/25/2037	1,345	1,294
0.279% due 05/25/2047	494	480
0.279% due 06/25/2047	639	617
0.299% due 06/25/2047	644	615
0.309% due 06/25/2037	2,613	2,519
0.309% due 10/25/2047	581	550
0.329% due 08/25/2037	11,400	8,739
0.329% due 09/25/2037	639	600

See Accompanying Notes	Annual Report	March 31, 2010	139

Schedule of Investments  Short-Term Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.329% due 09/25/2047	$979	$915
0.339% due 10/25/2046	272	266
0.389% due 02/25/2036	98	95
0.409% due 09/25/2036	1,704	1,347
0.419% due 06/25/2036	1,100	893
0.709% due 12/25/2031	60	30
0.969% due 05/25/2032	239	195
1.089% due 05/25/2033	31	18

Countrywide Home Equity Loan Trust
0.370% due 01/15/2037	102	79

Credit Suisse First Boston Mortgage Securities Corp.
0.849% due 01/25/2032	3	2

Credit-Based Asset Servicing & Securitization LLC
0.289% due 11/25/2036	367	278
0.319% due 12/25/2037	3	3
0.349% due 07/25/2037	1,492	1,148

Daimler Chrysler Auto Trust
1.158% due 07/08/2011	529	529

Delta Funding Home Equity Loan Trust
1.050% due 09/15/2029	34	17

EMC Mortgage Loan Trust
0.599% due 05/25/2040	131	91

Equity One ABS, Inc.
0.529% due 04/25/2034	619	408
0.789% due 11/25/2032	877	709

First Franklin Mortgage Loan Asset-Backed Certificates
0.269% due 01/25/2038	168	166
0.599% due 12/25/2034	38	38

First NLC Trust
0.299% due 08/25/2037	1,106	763

Ford Credit Auto Owner Trust
0.295% due 12/15/2010	8,806	8,806
0.357% due 09/15/2010	5,357	5,357
1.210% due 01/15/2012	5,900	5,917
1.650% due 06/15/2012	46,082	46,387
2.730% due 05/15/2013	48,250	49,466

Franklin Auto Trust
1.229% due 10/20/2011	7,745	7,751

Fremont Home Loan Trust
0.279% due 10/25/2036	166	162
0.289% due 01/25/2037	635	508

Greenpoint Home Equity Loan Trust
0.590% due 01/15/2030	437	173

GSAMP Trust
0.299% due 10/25/2036	41	36
0.299% due 12/25/2036	1,290	848
0.329% due 01/25/2047	402	390

HFC Home Equity Loan Asset-Backed Certificates
0.519% due 01/20/2034	1,574	1,401

Home Equity Asset Trust
0.289% due 05/25/2037	480	463
1.149% due 02/25/2033	1	0

HSBC Asset Loan Obligation
0.289% due 12/25/2036	987	813

HSI Asset Securitization Corp. Trust
0.289% due 05/25/2037	736	678

Indymac Residential Asset-Backed Trust
0.309% due 07/25/2037	547	535
0.359% due 04/25/2047	297	290

Irwin Home Equity Corp.
0.769% due 07/25/2032	238	108

JPMorgan Mortgage Acquisition Corp.
0.279% due 07/25/2036	173	171
0.279% due 10/25/2036	1,155	1,099
0.289% due 03/25/2047	491	343
0.298% due 11/25/2036	19	19
0.309% due 03/25/2037	600	560

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman ABS Mortgage Loan Trust
0.319% due 06/25/2037	$696	$303

Lehman XS Trust
0.309% due 11/25/2046	566	564
0.379% due 04/25/2037	3,457	2,096

Long Beach Mortgage Loan Trust
0.509% due 10/25/2034	359	303
0.929% due 03/25/2032	65	53

MASTR Asset-Backed Securities Trust
0.279% due 11/25/2036	277	200
0.279% due 01/25/2037	526	173
0.289% due 11/25/2036	265	264
0.309% due 05/25/2037	456	435

MBNA Credit Card Master Note Trust
0.270% due 11/15/2012	300	300
0.420% due 12/17/2012	263	263
4.100% due 10/15/2012	3,500	3,516

Merrill Lynch First Franklin Mortgage Loan Trust
0.289% due 07/25/2037	1,422	1,393

Merrill Lynch Mortgage Investors, Inc.
0.299% due 07/25/2037	25	24
0.309% due 09/25/2037	8	2
0.349% due 02/25/2037	851	517

Morgan Stanley ABS Capital I
0.269% due 10/25/2036	496	489
0.269% due 01/25/2037	622	607
0.279% due 10/25/2036	165	162
0.279% due 11/25/2036	502	493
0.289% due 05/25/2037	1,041	871
0.329% due 09/25/2036	117	104
1.029% due 07/25/2037	1,184	1,079

Morgan Stanley Home Equity Loan Trust
0.279% due 12/25/2036	454	440

Morgan Stanley IXIS Real Estate Capital Trust
0.279% due 11/25/2036	107	104

Nationstar Home Equity Loan Trust
0.289% due 03/25/2037	186	185

New Century Home Equity Loan Trust
0.409% due 05/25/2036	1,108	722
0.489% due 06/25/2035	82	75

Option One Mortgage Loan Trust
0.279% due 01/25/2037	29	28
0.289% due 07/25/2037	602	576
0.769% due 06/25/2032	39	27
0.769% due 08/25/2032	232	179

Park Place Securities, Inc.
0.489% due 09/25/2035	617	536

Popular ABS Mortgage Pass-Through Trust
0.319% due 06/25/2047	1,477	1,324

Renaissance Home Equity Loan Trust
0.589% due 11/25/2034	376	302
0.669% due 08/25/2033	1,311	1,088
0.729% due 12/25/2033	653	524

Residential Asset Mortgage Products, Inc.
0.329% due 08/25/2046	20	20
0.789% due 06/25/2032	7	5

Residential Asset Securities Corp.
0.289% due 01/25/2037	212	208
0.299% due 02/25/2037	324	311
0.339% due 04/25/2037	608	594
0.729% due 07/25/2032	127	64

SACO I, Inc.
0.289% due 05/25/2036	325	242

Salomon Brothers Mortgage Securities VII, Inc.
0.829% due 03/25/2032	98	97

SBI HELOC Trust
0.399% due 08/25/2036	239	229

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Securitized Asset-Backed Receivables LLC Trust
0.269% due 01/25/2037		$321	$305
0.359% due 05/25/2037		1,836	1,278

SLM Student Loan Trust
0.229% due 04/25/2014		660	660
0.239% due 10/27/2014		1,199	1,198
0.249% due 10/25/2016		1,076	1,076
0.249% due 07/25/2017		2,300	2,281
0.289% due 04/25/2017		640	640
0.299% due 10/25/2016		8,189	8,181
1.749% due 04/25/2023		46,782	48,438

Soundview Home Equity Loan Trust
0.309% due 06/25/2037		976	824

Specialty Underwriting & Residential Finance
0.289% due 01/25/2038		597	464
0.909% due 01/25/2034		90	66

Structured Asset Investment Loan Trust
0.279% due 07/25/2036		158	149

Structured Asset Securities Corp.
0.279% due 10/25/2036		2,221	2,200
0.309% due 01/25/2037		376	366
0.329% due 01/25/2037		724	483
0.519% due 01/25/2033		1,440	1,268
4.900% due 04/25/2035		3,084	2,320

Truman Capital Mortgage Loan Trust
0.569% due 01/25/2034		57	55

WaMu Asset-Backed Certificates
0.279% due 01/25/2037		626	502

Washington Mutual Asset-Backed Certificates
0.289% due 10/25/2036		315	211

Wells Fargo Home Equity Trust
0.329% due 03/25/2037		76	75
0.469% due 10/25/2035		985	964

Total Asset-Backed Securities (Cost $459,646)			448,849

SOVEREIGN ISSUES 1.0%

Kommunalbanken A/S
3.375% due 11/15/2011		33,300	34,570

Societe Financement de l’Economie Francaise
1.500% due 10/29/2010		72,900	73,197

Total Sovereign Issues (Cost $107,294)			107,767

FOREIGN CURRENCY-DENOMINATED ISSUES 1.3%

Autoroutes du Sud de la France
5.625% due 07/04/2022	EUR	1,300	1,963

Bank of America Corp.
0.706% due 02/02/2011	GBP	6,450	9,646

BTMU Curacao Holdings NV
1.116% due 11/29/2049	JPY	200,000	2,127

Citigroup, Inc.
0.731% due 08/10/2011	GBP	25,000	37,131
0.867% due 06/28/2013	EUR	1,300	1,669
6.400% due 03/27/2013		1,000	1,471

International Lease Finance Corp.
1.150% due 07/06/2010		1,900	2,556

Magnolia Funding Ltd.
3.000% due 04/20/2017		16,300	22,147

Morgan Stanley
4.643% due 08/08/2012	AUD	15,900	14,156

New York Life Global Funding
0.763% due 12/20/2013	EUR	22,800	29,866

SLM Corp.
3.930% due 08/25/2010 (i)	CAD	3,000	2,911

140	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sumitomo Mitsui Banking Corp.
1.049% due 06/29/2049	JPY	700,000	$7,214

Wells Fargo & Co.
0.700% due 02/07/2011	GBP	5,000	7,522

Total Foreign Currency-Denominated Issues (Cost $138,876)			140,379

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049		10,000	9,770

Total Convertible Preferred Securities (Cost $3,950)			9,770

PREFERRED STOCKS 0.0%

DG Funding Trust
2.501% due 12/31/2049		328	2,673

Total Preferred Stocks (Cost $3,489)			2,673

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.1%

CERTIFICATES OF DEPOSIT 1.3%

Bank of Nova Scotia
0.502% due 03/05/2012		$13,800	13,801

Barclays Bank PLC
0.929% due 10/01/2010		17,300	17,349
1.109% due 03/22/2011		19,200	19,191

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonwealth Bank of Australia
4.280% due 06/10/2010	AUD	50,000	$45,859

Intesa Sanpaolo
2.375% due 12/21/2012		$20,300	20,455

Intesa Sanpaolo SpA
0.751% due 01/19/2012		24,300	24,304

Royal Bank of Canada
0.649% due 06/23/2011		695	697

			141,656

COMMERCIAL PAPER 0.8%

BMW U.S. Capital LLC
0.330% due 04/06/2010		21,800	21,799
0.330% due 04/07/2010		55,400	55,397

Federal Home Loan Bank
0.050% due 10/28/2010		6,400	6,399

			83,595

REPURCHASE AGREEMENTS 0.4%

Barclays Capital, Inc.
0.030% due 04/01/2010		25,000	25,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $25,603. Repurchase proceeds are $25,000.)

Goldman Sachs & Co.
0.140% due 04/05/2010		17,000	17,000
(Dated 03/11/2010. Collateralized by Fannie Mae 6.000% due 01/01/2039 valued at $17,541. Repurchase proceeds are $17,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 04/01/2010	$8,044	$8,044
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $8,205. Repurchase proceeds are $8,044.)

		50,044

U.S. TREASURY BILLS 0.0%
0.205% due 08/26/2010 - 09/02/2010 (b)(d)(f)	2,170	2,168

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 13.6%
	150,657,469	1,508,533

Total Short-Term Instruments (Cost $1,785,337)		1,785,996

Total Investments 99.0% (Cost $11,032,157)		$11,017,392

Written Options (h) (0.0%) (Premiums $9,627)		(2,770)

Other Assets and Liabilities (Net) 1.0%		109,957

Net Assets 100.0%		$11,124,579

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $2,398 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $299,813 at a weighted average interest rate of 0.243%. On March 31, 2010, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $7,375 and cash of $2 have been pledged as collateral. On March 31, 2010, there were no open futures contracts.
(g)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Ford Motor Credit Co. LLC	DUB	(5.000%	)	06/20/2011	2.035%	$6,600	$(244)	$(181)	$(63)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	12/20/2010	0.559%	$35,200	$123	$184	$(61)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.559%	25,200	88	129	(41)
Citigroup, Inc.	DUB	1.000%	03/20/2011	0.789%	30,000	70	(178)	248
Citigroup, Inc.	UBS	1.000%	03/20/2011	0.789%	30,000	70	(178)	248
Enbridge Energy Partners LP	MLP	0.280%	06/20/2012	0.647%	3,800	(31)	0	(31)
Energy Transfer Partners LP	BOA	0.330%	06/20/2012	0.764%	3,800	(36)	0	(36)
General Electric Capital Corp.	BCLY	5.000%	06/20/2010	0.911%	3,000	32	(165)	197
General Electric Capital Corp.	CITI	1.100%	06/20/2010	0.926%	7,000	5	0	5
General Electric Capital Corp.	DUB	1.020%	06/20/2010	0.926%	1,300	1	0	1
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.063%	1,300	9	0	9
General Electric Capital Corp.	DUB	5.000%	09/20/2014	1.381%	2,600	395	101	294
General Electric Capital Corp.	MSC	5.000%	06/20/2010	0.911%	2,200	23	(77)	100
Kinder Morgan Energy Partners LP	MLP	0.290%	06/20/2012	0.640%	3,800	(29)	0	(29)
Korea Government Bond	JPM	0.770%	12/20/2010	0.359%	10,800	35	0	35
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.523%	24,800	93	(7)	100

See Accompanying Notes	Annual Report	March 31, 2010	141

Schedule of Investments  Short-Term Fund   (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.523%	$23,600	$89	$0	$89
Morgan Stanley	BOA	0.870%	09/20/2012	1.157%	2,800	(19)	0	(19)
Morgan Stanley	JPM	0.800%	09/20/2012	1.157%	10,000	(84)	0	(84)
Plains All American Pipeline LP	BOA	0.320%	06/20/2012	0.692%	3,800	(31)	0	(31)
SLM Corp.	BOA	5.000%	12/20/2010	1.340%	2,400	67	(246)	313
Valero Energy Corp.	BOA	0.320%	06/20/2012	1.216%	3,800	(74)	0	(74)
Wells Fargo & Co.	DUB	1.000%	09/20/2013	0.794%	1,000	7	(25)	32

						$803	$(462)	$1,265

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligati
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date (5)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month EUR-LIBOR less 0.231% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	12/20/2013	JPM	$29,219	EUR	22,002	$(499)	$(139)	$(360)
Floating rate equal to 3-Month GBP-LIBOR less 0.110% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	08/10/2011	GSC	40,695	GBP	25,000	2,749	2	2,747
Floating rate equal to 3-Month GBP-LIBOR less 0.130% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2011	GSC	18,831		11,500	1,375	0	1,375

							$3,625	$(137)	$3,762

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC	BRL	128,300	$497	$(11)	$508
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		22,000	85	(4)	89
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	UBS	AUD	141,300	(1,475)	(598)	(877)

							$(893)	$(613)	$(280)

(h)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 1-Year Mid-Curve Eurodollar September Futures	$97.375	09/10/2010	9,725	$3,039	$2,662

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$56,700	$809	$1
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	39,100	383	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	15,600	66	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	220,300	1,036	92
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	153,000	1,156	2
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	95,400	981	1
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	90,000	970	8
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	81,500	1,019	1

142	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	$7,300	$56	$0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	11,200	112	3

							$6,588	$108

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	0	$20,000	$142
Sales	15,297	4,742,400	41,389
Closing Buys	(3,134)	(3,947,300)	(30,866)
Expirations	(1,252)	(45,000)	(430)
Exercised	(1,186)	0	(608)

Balance at 03/31/2010	9,725	$770,100	$9,627

(i)	Restricted securities as of March 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SLM Corp.	3.930%	08/25/2010	09/29/2009	$2,715	$2,911	0.03%

(j)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	05/01/2040	$16,000	$16,948	$17,068

(k)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	25,408	04/2010	JPM	$0	$(476)	$(476)
Sell		50,000	06/2010	DUB	0	(237)	(237)
Sell	CAD	2,892	04/2010	JPM	0	(74)	(74)
Buy	CLP	331,549	01/2011	JPM	0	(40)	(40)
Buy	CNY	15,207	06/2010	BCLY	0	(6)	(6)
Sell		6,352	06/2010	BOA	6	0	6
Buy		6,373	06/2010	CITI	0	(1)	(1)
Buy		2,738	06/2010	DUB	0	(2)	(2)
Buy		19,797	06/2010	HSBC	0	(8)	(8)
Sell		11,350	06/2010	MSC	11	0	11
Buy		6,799	11/2010	BCLY	0	(14)	(14)
Buy		11,031	11/2010	CITI	0	(23)	(23)
Buy		28,455	11/2010	DUB	0	(64)	(64)
Buy		11,209	11/2010	MSC	0	(27)	(27)
Buy		6,242	01/2011	BOA	0	(8)	(8)
Buy		11,155	01/2011	MSC	0	(15)	(15)
Buy	DKK	1,678	05/2010	DUB	0	(3)	(3)
Sell	EUR	1,886	04/2010	BCLY	7	0	7
Sell		35,993	04/2010	CITI	848	0	848
Sell		16,486	04/2010	CSFB	0	(78)	(78)
Buy		4,964	04/2010	GSC	0	(197)	(197)
Buy		25,801	04/2010	JPM	0	(741)	(741)
Sell	GBP	5,086	06/2010	RBS	0	(49)	(49)
Sell	JPY	1,472,009	04/2010	CITI	520	0	520
Sell	MXN	343,073	04/2010	MSC	0	(648)	(648)
Buy		343,073	04/2010	UBS	2,522	0	2,522
Buy		343,073	09/2010	MSC	641	0	641
Buy	SGD	56	06/2010	CITI	0	0	0
Buy		14	06/2010	DUB	0	0	0
Buy		32	09/2010	BCLY	0	0	0
Buy		24	09/2010	CITI	0	0	0
Buy		21	09/2010	GSC	0	0	0
Buy	ZAR	23,786	07/2010	BCLY	185	0	185

					$4,740	$(2,711)	$2,029

See Accompanying Notes	Annual Report	March 31, 2010	143

Schedule of Investments  Short-Term Fund   (Cont.)

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$4,728,195	$35,789	$4,763,984
U.S. Government Agencies	0	3,195,287	729	3,196,016
Asset-Backed Securities	0	444,751	4,098	448,849
Short-Term Instruments	1,508,533	277,463	0	1,785,996
Other Investments +++	9,770	787,957	24,820	822,547

Investments, at value	$1,518,303	$9,433,653	$65,436	$11,017,392
Short Sales, at value	$0	$(17,068)	$0	$(17,068)
Financial Derivative Instruments ++++	$0	$3,943	$0	$3,943

Totals	$1,518,303	$9,420,528	$65,436	$11,004,267

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Corporate Bonds & Notes	$0	$36,000	$0	$0	$(211)	$0	$35,789	$(212)
U.S. Government Agencies	797	(62)	0	0	(6)	0	729	(6)
Asset-Backed Securities	119	4,036	0	0	(3)	(54)	4,098	(2)
Other Investments +++	0	21,811	0	0	(276)	3,285	24,820	(276)

Investments, at value	$916	$61,785	$0	$0	$(496)	$3,231	$65,436	$(496)
Financial Derivative Instruments ++++	$66	$0	$0	$0	$(66)	$0	$0	$0

Totals	$982	$61,785	$0	$0	$(562)	$3,231	$65,436	$(496)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(m)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$4,740	$0	$0	$0	$4,740
Unrealized appreciation on swap agreements	597	4,122	1,671	0	0	6,390

	$597	$8,862	$1,671	$0	$0	$11,130

Liabilities:
Written options outstanding	$2,770	$0	$0	$0	$0	$2,770
Unrealized depreciation on foreign currency contracts	0	2,711	0	0	0	2,711
Unrealized depreciation on swap agreements	877	360	469	0		1,706

	$3,647	$3,071	$469	$0	$0	$7,187

144	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$3,860	$0	$0	$0	$3,860
Net realized gain (loss) on futures contracts, written options and swaps	(14,967)	(27)	3,357	0	0	(11,637)
Net realized (loss) on foreign currency transactions	0	(4,893)	0	0	0	(4,893)

	$(14,967)	$(1,060)	$3,357	$0	$0	$(12,670)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(4,713)	$0	$0	$0	$(4,713)
Net change in unrealized appreciation on futures contracts, written options and swaps	43,326	3,762	7,067	0	0	54,155
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	15,023	0	0	0	15,023

	$43,326	$14,072	$7,067	$0	$0	$64,465

^	See note 4 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Annual Report	March 31, 2010	145

Schedule of Investments  Unconstrained Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.9%

CIT Group, Inc.
9.500% due 01/20/2012	$4,140	$4,247

Daimler Finance North America LLC
4.230% due 08/03/2012	2,952	2,952

HCA, Inc.
2.501% due 11/17/2013	12,816	12,525

International Lease Finance Corp.
10.000% due 02/23/2015	15,500	15,902
10.000% due 03/17/2016	14,700	14,911

Total Bank Loan Obligations (Cost $48,546)		50,537

CORPORATE BONDS & NOTES 26.1%

BANKING & FINANCE 17.5%

American Express Bank FSB
0.310% due 07/13/2010	500	500
5.500% due 04/16/2013	1,000	1,072
6.000% due 09/13/2017	1,600	1,719

American Express Centurion Bank
0.310% due 07/13/2010	9,800	9,799
0.380% due 06/12/2012	2,930	2,881
6.000% due 09/13/2017	200	215

American Express Co.
7.000% due 03/19/2018	13,400	15,243

American Express Credit Corp.
0.378% due 10/04/2010	7,855	7,852
0.409% due 12/02/2010	100	100
1.629% due 05/27/2010	9,314	9,332

American General Finance Corp.
4.000% due 03/15/2011	7,972	7,815
5.625% due 08/17/2011	1,800	1,761
5.750% due 09/15/2016	4,300	3,688
6.900% due 12/15/2017	300	263

American International Group, Inc.
4.950% due 03/20/2012	1,100	1,123
5.375% due 10/18/2011	15,675	16,106
5.600% due 10/18/2016	1,500	1,397
5.850% due 01/16/2018	300	279
6.250% due 05/01/2036	6,100	5,335
8.175% due 05/15/2068	7,500	6,394
8.250% due 08/15/2018	50,300	52,859

Banco Santander Chile
2.875% due 11/13/2012	43,900	44,065

Bank of America Corp.
0.511% due 10/14/2016	1,700	1,540
5.650% due 05/01/2018	11,000	11,146
5.750% due 12/01/2017	2,250	2,310
6.000% due 09/01/2017	285	297
7.375% due 05/15/2014	9,100	10,242
7.625% due 06/01/2019	500	573

Bank of America N.A.
0.799% due 06/23/2010	200	200
6.000% due 06/15/2016	200	209

Barclays Bank PLC
5.450% due 09/12/2012	800	863
5.926% due 09/29/2049	5,000	4,450
6.050% due 12/04/2017	31,262	32,282
6.750% due 05/22/2019	600	665
7.434% due 09/29/2049	1,200	1,200
7.700% due 04/29/2049	1,919	1,898
10.179% due 06/12/2021	16,500	21,566

Barnett Capital III
0.874% due 02/01/2027	700	483

Bear Stearns Cos. LLC
7.250% due 02/01/2018	15,900	18,402

Block Financial LLC
7.875% due 01/15/2013	2,500	2,828

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BNP Paribas
5.186% due 06/29/2049	$3,000	$2,662

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	76,900	77,243

Cantor Fitzgerald LP
7.875% due 10/15/2019	10,900	10,942

Capital One Financial Corp.
6.750% due 09/15/2017	100	111

CIT Group, Inc.
7.000% due 05/01/2013	2,142	2,099
7.000% due 05/01/2014	3,213	3,044
7.000% due 05/01/2015	3,213	3,004
7.000% due 05/01/2016	5,354	4,953
7.000% due 05/01/2017	15,351	14,200

CitiFinancial, Inc.
6.625% due 06/01/2015	100	105

Citigroup Funding, Inc.
1.299% due 05/07/2010	6,000	6,005

Citigroup, Inc.
5.300% due 10/17/2012	500	525
5.500% due 04/11/2013	100	105
6.000% due 08/15/2017	7,000	7,168
6.125% due 11/21/2017	7,290	7,509
6.125% due 05/15/2018	5,900	6,038
8.500% due 05/22/2019	1,920	2,245

Countrywide Financial Corp.
5.800% due 06/07/2012	2,000	2,127

Credit Suisse AG
5.400% due 01/14/2020	15,600	15,752

Credit Suisse New York
6.000% due 02/15/2018	100	106

Dexia Credit Local
2.000% due 03/05/2013	33,900	33,704

Ford Motor Credit Co. LLC
9.875% due 08/10/2011	18,500	19,627

General Electric Capital Corp.
0.450% due 01/08/2016	399	366

Goldman Sachs Group, Inc.
0.429% due 02/06/2012	6,600	6,568
0.551% due 06/28/2010	700	701
0.652% due 10/07/2011	3,800	3,804
5.750% due 10/01/2016	200	214
5.950% due 01/18/2018	500	525
6.150% due 04/01/2018	5,100	5,405

HSBC Finance Corp.
0.460% due 08/09/2011	900	895
0.682% due 06/01/2016	2,100	1,994
1.749% due 10/20/2010	1,600	1,602

Hyatt Hotels Corp.
5.750% due 08/15/2015	300	306
6.875% due 08/15/2019	7,500	7,691

International Lease Finance Corp.
4.875% due 09/01/2010	10,365	10,366
5.000% due 09/15/2012	3,300	3,173
5.300% due 05/01/2012	2,400	2,332
5.400% due 02/15/2012	200	197
5.750% due 06/15/2011	3,450	3,469

JPMorgan Chase Capital XX
6.550% due 09/15/2066	3,000	2,824

JPMorgan Chase Capital XXII
6.450% due 01/15/2087	506	471

KeyCorp
6.500% due 05/14/2013	1,000	1,069

LBG Capital No.1 PLC
8.500% due 12/29/2049	2,700	2,363

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LeasePlan Corp. NV
3.000% due 05/07/2012	$3,000	$3,102

Lloyds TSB Bank PLC
4.375% due 01/12/2015	1,100	1,085
12.000% due 12/29/2049	55,300	61,719

Macquarie Bank Ltd.
4.100% due 12/17/2013	11,800	12,558

Macquarie Group Ltd.
7.625% due 08/13/2019	300	335

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,000	2,120

Merrill Lynch & Co., Inc.
5.000% due 02/03/2014	5,000	5,103
5.000% due 01/15/2015	2,300	2,355
6.050% due 08/15/2012	3,400	3,633
6.150% due 04/25/2013	4,000	4,310
6.400% due 08/28/2017	1,450	1,530
6.875% due 04/25/2018	10,700	11,549

Morgan Stanley
2.350% due 05/14/2010	3,300	3,307
5.750% due 10/18/2016	500	520
5.950% due 12/28/2017	500	514
6.000% due 04/28/2015	2,000	2,145
6.600% due 04/01/2012	1,000	1,085
6.625% due 04/01/2018	1,900	2,030
7.300% due 05/13/2019	1,000	1,107

Nationwide Health Properties, Inc.
6.500% due 07/15/2011	100	103

Pearson Dollar Finance PLC
6.250% due 05/06/2018	6,000	6,428

Rabobank Capital Funding II
5.260% due 12/29/2049	300	272

Rabobank Capital Funding Trust
5.254% due 12/29/2049	3,200	2,847

Rabobank Nederland NV
11.000% due 06/29/2049	300	387

RBS Capital Trust III
5.512% due 09/29/2049	300	184

Royal Bank of Scotland Group PLC
4.875% due 03/16/2015	18,400	18,414
6.400% due 10/21/2019	50,000	50,076
6.990% due 10/29/2049	8,745	6,253
7.640% due 03/29/2049	4,000	2,540
7.648% due 08/29/2049	900	758

SLM Corp.
0.479% due 10/25/2011	600	571
0.549% due 01/27/2014	21,200	18,359
4.500% due 07/26/2010	600	603
8.450% due 06/15/2018	800	810

Swedbank AB
3.000% due 12/22/2011	4,000	4,116

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039	21,720	23,639

UBS AG
1.169% due 05/05/2010	500	500
1.173% due 06/19/2010	2,400	2,405
1.352% due 02/23/2012	88,400	88,870
5.750% due 04/25/2018	1,600	1,642

UBS Preferred Funding Trust V
6.243% due 05/29/2049	5,500	5,005

Wachovia Bank N.A.
0.587% due 03/15/2016	2,100	1,934

Wachovia Corp.
0.439% due 08/01/2013	4,000	3,886
5.300% due 10/15/2011	1,000	1,058

146	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WEA Finance LLC
6.750% due 09/02/2019	$6,900	$7,376

Wells Fargo Bank N.A.
0.460% due 05/16/2016	500	457
4.750% due 02/09/2015	1,000	1,040

White Nights Finance BV for Gazprom
10.500% due 03/25/2014	4,500	5,360

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010	4,100	4,176

		956,737

INDUSTRIALS 7.5%

Aetna, Inc.
6.500% due 09/15/2018	500	559

Alcoa, Inc.
5.870% due 02/23/2022	1,700	1,565

Altria Group, Inc.
9.700% due 11/10/2018	9,100	11,207

America Movil SAB de C.V.
6.125% due 03/30/2040	31,000	30,448

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019	2,979	3,449

Avnet, Inc.
6.625% due 09/15/2016	1,600	1,712

Black & Decker Corp.
8.950% due 04/15/2014	4,600	5,451

Boston Scientific Corp.
6.000% due 06/15/2011	100	104
6.000% due 01/15/2020	5,000	4,732

Burlington Northern Santa Fe Corp.
8.125% due 04/15/2020	1,000	1,214

CBS Corp.
8.875% due 05/15/2019	5,000	6,050

Centex Corp.
5.700% due 05/15/2014	1,000	1,022
6.500% due 05/01/2016	4,500	4,680

CIGNA Corp.
8.500% due 05/01/2019	5,900	7,164

CODELCO, Inc.
5.625% due 09/21/2035	3,000	2,893

Con-way, Inc.
7.250% due 01/15/2018	2,500	2,651

CVS Caremark Corp.
0.552% due 06/01/2010	950	950

CVS Pass-Through Trust
7.507% due 01/10/2032	43,409	48,408

Daimler Finance North America LLC
5.750% due 09/08/2011	3,300	3,480
6.500% due 11/15/2013	5,000	5,548
8.500% due 01/18/2031	2,000	2,448

Deluxe Corp.
5.125% due 10/01/2014	6,900	6,357

Dow Chemical Co.
5.900% due 02/15/2015	800	867
8.550% due 05/15/2019	7,600	9,209
9.400% due 05/15/2039	2,000	2,689

DR Horton, Inc.
5.625% due 01/15/2016	2,500	2,416

El Paso Corp.
7.000% due 05/15/2011	250	260
7.800% due 08/01/2031	100	99

Gaz Capital S.A.
6.212% due 11/22/2016	4,000	4,160

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gazprom International S.A.
7.201% due 02/01/2020	$1,277	$1,363

HCA, Inc.
7.875% due 02/15/2020	14,500	15,216
9.250% due 11/15/2016	200	213

Intelsat Jackson Holdings S.A.
8.500% due 11/01/2019	15,000	15,825
9.500% due 06/15/2016	13,000	13,910

International Business Machines Corp.
0.829% due 07/28/2011	300	302

KB Home
5.875% due 01/15/2015	1,200	1,143
7.250% due 06/15/2018	1,300	1,251

Kraft Foods, Inc.
5.625% due 11/01/2011	100	106

Macy’s Retail Holdings, Inc.
5.900% due 12/01/2016	7,600	7,619

Mandalay Resort Group
7.625% due 07/15/2013	5,580	4,938

Masco Corp.
4.800% due 06/15/2015	3,000	2,897
5.850% due 03/15/2017	2,500	2,439
6.125% due 10/03/2016	5,000	4,990

McKesson Corp.
7.500% due 02/15/2019	5,000	5,939

MGM Mirage
9.000% due 03/15/2020	14,600	15,111

Morton International, Inc.
12.400% due 06/01/2020	2,000	2,387

Nabors Industries, Inc.
6.150% due 02/15/2018	2,500	2,667

New Albertson’s, Inc.
7.500% due 02/15/2011	4,600	4,784

Newell Rubbermaid, Inc.
10.600% due 04/15/2019	3,400	4,493

Pemex Project Funding Master Trust
5.750% due 03/01/2018	9,700	10,031

Reynolds American, Inc.
0.957% due 06/15/2011	400	398

Rohm and Haas Co.
6.000% due 09/15/2017	1,000	1,064

RPM International, Inc.
6.500% due 02/15/2018	4,000	4,176

RR Donnelley & Sons Co.
6.125% due 01/15/2017	5,000	5,023

Staples, Inc.
9.750% due 01/15/2014	6,000	7,280

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	2,000	2,110
7.875% due 05/01/2012	2,100	2,284

Talisman Energy, Inc.
7.750% due 06/01/2019	4,000	4,774

Tate & Lyle International Finance PLC
6.625% due 06/15/2016	1,400	1,485

Tennessee Gas Pipeline Co.
8.000% due 02/01/2016	2,500	2,894

Time Warner Cable, Inc.
5.000% due 02/01/2020	10,000	9,879

Toll Brothers Finance Corp.
8.910% due 10/15/2017	1,700	1,941

United Airlines, Inc.
1.000% due 05/07/2024 (a)(n)	300	70
10.400% due 05/01/2018	20,600	22,145

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Volvo Treasury AB
5.950% due 04/01/2015	$25,000	$25,499

Weyerhaeuser Co.
6.750% due 03/15/2012	1,080	1,152
7.375% due 10/01/2019	20,136	21,303

Whirlpool Corp.
8.600% due 05/01/2014	5,000	5,807

Wynn Las Vegas LLC
6.625% due 12/01/2014	1,500	1,504

		410,204

UTILITIES 1.1%

British Telecommunications PLC
5.950% due 01/15/2018	800	823
9.125% due 12/15/2010	4,425	4,674

Deutsche Telekom International Finance BV
8.500% due 06/15/2010	2,600	2,638

Dominion Resources, Inc.
1.308% due 06/17/2010	1,400	1,403

Duke Energy Corp.
3.950% due 09/15/2014	300	309

Embarq Corp.
6.738% due 06/01/2013	600	653
7.082% due 06/01/2016	10,300	11,231

Enel Finance International S.A.
3.875% due 10/07/2014	8,800	8,923

Midwest Generation LLC
8.560% due 01/02/2016	2,917	2,986

Qwest Corp.
7.625% due 06/15/2015	7,200	7,902

Sempra Energy
6.500% due 06/01/2016	7,000	7,830

Sprint Capital Corp.
8.375% due 03/15/2012	1,000	1,045

Sprint Nextel Corp.
0.651% due 06/28/2010	2,663	2,654
8.375% due 08/15/2017	6,300	6,363

		59,434

Total Corporate Bonds & Notes (Cost $1,331,086)		1,426,375

CONVERTIBLE BONDS & NOTES 0.9%

Amgen, Inc.
0.000% due 03/01/2032	6,900	5,210

Transocean, Inc.
1.625% due 12/15/2037	44,784	44,840

Total Convertible Bonds & Notes (Cost $49,757)		50,050

MUNICIPAL BONDS & NOTES 5.0%

Alameda County, California Oakland Unified School District General Obligation Bonds, Series 2009
9.500% due 08/01/2034	13,100	12,974

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	1,800	1,693

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	33,200	36,088
7.300% due 10/01/2039	10,000	10,045
7.500% due 04/01/2034	3,600	3,718
7.550% due 04/01/2039	15,400	15,937

See Accompanying Notes	Annual Report	March 31, 2010	147

Schedule of Investments  Unconstrained Bond Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036 (b)	$8,000	$8,203

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	2,000	1,979

Chicago, Illinois Board of Education General Obligation Bonds, Series 2008
5.250% due 12/01/2026	1,400	1,487

Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2032	500	494

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	10,000	10,679

Cincinnati, Ohio City School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
5.250% due 12/01/2018	3,680	4,169

Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2038	1,500	1,500

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	200	202

Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp. Revenue Bonds, (NPFGC-FGIC Insured), Series 2000
6.125% due 11/01/2035	1,080	1,082

Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	19,300	19,752

Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	15,000	14,928

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	900	704
5.750% due 06/01/2047	525	371

Illinois State Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
2.933% due 01/01/2019	350	307

Illinois State General Obligation Notes, Series 2010
4.421% due 01/01/2015	9,600	9,686

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
5.966% due 01/15/2030	6,300	6,347

Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.750% due 07/01/2034	14,000	12,823

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	290	270

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
2.628% due 07/01/2020	450	389

Massachusetts State Water Resources Authority Revenue Bonds, (FSA Insured), Series 2005
7.750% due 08/01/2032	125	129

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041	300	297

New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	2,995	2,731
5.750% due 06/01/2043	4,600	4,115

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	$2,000	$2,081

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.270% due 06/15/2031	100	116

North Carolina State Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	3,300	3,346

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2009
6.449% due 02/15/2044	4,400	4,480

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,125	1,548

Ohio State Housing Finance Agency Revenue Bonds, (GNMA/FNMA Insured), Series 2007
6.036% due 09/01/2017	165	165

Riverside, California Revenue Bonds, Series 2009
7.000% due 08/01/2029	2,100	2,133

Riverton, Utah Revenue Bonds, Series 2009
5.000% due 08/15/2041	9,250	9,256

Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	8,800	8,975

San Diego County, California Water Authority Certificates of Participation Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2028	2,200	2,253

San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	100	100

Santa Clara County, California Financing Authority Revenue Bonds, Series 2008
5.250% due 05/15/2036	10,000	10,225

Seattle, Washington General Obligation Bonds, Series 2007
5.000% due 10/01/2019	1,000	1,126

Seminole County, Florida Revenue Bonds, Series 2010
6.443% due 10/01/2040	7,000	7,039

Texas A&M University Revenue Bonds, Series 2009
5.000% due 05/15/2020	2,865	3,251

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	11,300	11,382

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
8.303% due 02/15/2031	100	119

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.250% due 02/01/2027	100	119
8.334% due 10/01/2031	170	201

University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	10,300	10,479

University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	785	780

University of Massachusetts Building Authority Revenue Bonds, Series 2009
6.573% due 05/01/2039	7,000	7,029

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	4,225	3,359

Total Municipal Bonds & Notes (Cost $266,024)		272,661

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 40.7%

Fannie Mae
0.289% due 12/25/2036	$538	$531
0.329% due 01/25/2021	101	100
0.359% due 03/25/2036	330	300
0.429% due 10/27/2037	400	399
0.579% due 09/25/2042	122	120
1.129% due 04/25/2032	9	9
1.625% due 11/25/2023	143	142
1.671% due 03/01/2044 - 09/01/2044	836	836
2.835% due 11/01/2034	599	627
2.984% due 09/01/2031	29	30
3.452% due 12/01/2035	25	25
3.972% due 05/01/2035	701	727
4.000% due 07/01/2024 - 04/01/2040	129,779	126,894
5.000% due 05/01/2030 - 06/01/2040	125,289	128,695
5.094% due 06/01/2035	573	597
5.500% due 11/01/2029 - 05/01/2040	1,603,785	1,692,065
6.000% due 11/01/2036 - 04/01/2040	2,704	2,875
6.500% due 08/01/2029 - 12/01/2038	5,772	6,275

Federal Housing Administration
7.430% due 07/01/2018 - 02/01/2023	47	47

Freddie Mac
0.430% due 10/15/2020	46	46
1.200% due 10/15/2020	5	5
1.681% due 10/25/2044	42	40
1.881% due 07/25/2044	654	628
4.000% due 04/01/2040	78,000	75,575
4.500% due 10/15/2019	20	20
5.000% due 04/15/2018 - 05/01/2030	130,065	135,113
6.500% due 10/25/2043	186	205

Ginnie Mae
0.529% due 05/20/2037	7,273	7,150
3.500% due 04/15/2039 - 05/15/2039	6,954	6,432
5.000% due 04/01/2040	2,000	2,078
5.500% due 06/20/2035	1,452	1,518
6.000% due 12/15/2028 - 06/20/2038	1,487	1,578
6.500% due 08/15/2036	3,902	4,215

Overseas Private Investment Corp.
0.000% due 09/15/2011 - 12/14/2014	11,852	12,070

Residual Funding Strip
0.000% due 10/15/2019	12,600	8,288

Tennessee Valley Authority
0.000% due 04/15/2042 (e)	2,000	2,006
5.250% due 09/15/2039	5,000	4,963

Total U.S. Government Agencies (Cost $2,226,750)		2,223,224

U.S. TREASURY OBLIGATIONS 13.1%

Treasury Inflation Protected Securities (f)
2.125% due 02/15/2040	31,075	30,890

U.S. Treasury Bonds
4.250% due 05/15/2039	1,460	1,353
4.375% due 02/15/2038	18,200	17,313
4.375% due 11/15/2039 (k)	20,000	18,919
4.500% due 08/15/2039	60	58
4.625% due 02/15/2040	800	789
7.250% due 08/15/2022	39,900	51,870
7.500% due 11/15/2024	8,200	11,011
7.625% due 11/15/2022	33,000	44,199

148	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 02/15/2021	$36,400	$48,964
8.000% due 11/15/2021	46,100	62,826
8.125% due 05/15/2021	14,800	20,271

U.S. Treasury Notes
0.875% due 04/30/2011 (k)	13,031	13,089
1.000% due 07/31/2011	1,115	1,121
1.000% due 10/31/2011 (h)(k)	14,431	14,486
1.000% due 12/31/2011	7,400	7,417
2.625% due 12/31/2014	1,000	1,007
2.750% due 11/30/2016	36,400	35,390
3.000% due 08/31/2016	32,800	32,557
3.000% due 09/30/2016	13,600	13,471
3.125% due 10/31/2016	69,100	68,857
3.250% due 07/31/2016 (k)	71,900	72,642
3.250% due 12/31/2016	14,000	14,018
3.625% due 08/15/2019	62,500	61,758
3.625% due 02/15/2020 (j)	69,300	68,141

Total U.S. Treasury Obligations (Cost $720,520)		712,417

MORTGAGE-BACKED SECURITIES 6.1%

American General Mortgage Loan Trust
5.150% due 03/25/2040	10,000	9,998

American Home Mortgage Assets
0.439% due 10/25/2046	250	126

American Home Mortgage Investment Trust
2.229% due 02/25/2045	2,937	2,302
5.660% due 09/25/2045	1,731	1,390

Banc of America Commercial Mortgage, Inc.
5.421% due 04/10/2049	551	571

Banc of America Funding Corp.
5.806% due 03/25/2037	292	226
6.000% due 03/25/2037	7,000	4,862
6.062% due 10/20/2046	10,297	8,726

Banc of America Mortgage Securities, Inc.
3.307% due 01/25/2035	1,052	932
4.720% due 05/25/2035	10,500	8,203

BCRR Trust
5.805% due 08/17/2045	6,890	6,942

Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	184	172
2.560% due 08/25/2035	127	118
2.810% due 03/25/2035	305	286
2.934% due 03/25/2035	62	59
3.059% due 04/25/2034	483	434
3.408% due 05/25/2034	20	18
3.738% due 08/25/2035	4,769	3,309
4.142% due 11/25/2034	28	25
5.287% due 02/25/2036	3,652	3,016
5.394% due 05/25/2047	86	60

Bear Stearns Alt-A Trust
0.429% due 02/25/2034	266	111
3.854% due 08/25/2036	43	23
5.158% due 09/25/2035	3,599	2,666
5.590% due 11/25/2036	2,827	1,848
5.599% due 11/25/2036	6,610	4,374
5.646% due 11/25/2036	2,132	1,385
5.652% due 01/25/2036	4,876	2,749

Bear Stearns Commercial Mortgage Securities
0.340% due 03/15/2019	346	311

Bear Stearns Structured Products, Inc.
5.603% due 01/26/2036	70	43
5.624% due 12/26/2046	2,784	1,713

Chase Mortgage Finance Corp.
3.642% due 02/25/2037	193	182
4.027% due 02/25/2037	1,054	958
4.562% due 02/25/2037	1,620	1,621

Chaseflex Trust
0.689% due 07/25/2037	1,168	627

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citicorp Mortgage Securities, Inc.
5.500% due 04/25/2037	$2,239	$1,976

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	87	78
3.400% due 02/25/2034	686	617
4.248% due 08/25/2035	102	90
5.500% due 09/25/2035	1,580	1,390
5.532% due 11/25/2036	2,752	1,525
5.969% due 09/25/2037	859	586

Countrywide Alternative Loan Trust
0.309% due 09/20/2046	41	41
0.379% due 05/20/2046	42	40
0.389% due 02/25/2047	690	370
0.409% due 02/20/2047	923	463
0.409% due 05/25/2047	10,254	5,392
0.419% due 11/25/2046	511	252
0.424% due 12/20/2046	11,635	6,020
0.439% due 03/20/2046	5,460	2,840
0.509% due 12/25/2035	730	475
0.509% due 02/25/2037	779	430
0.729% due 12/25/2035	12,963	8,195
0.729% due 05/25/2037	4,300	2,076
1.471% due 12/25/2035	2,853	1,559
1.471% due 02/25/2036	38	21
4.909% due 06/25/2037	9,230	5,376
5.500% due 01/25/2036	1,800	1,215
5.500% due 03/25/2036	188	119
6.000% due 05/25/2037	2,909	1,798
6.000% due 08/25/2037	4,830	3,283
6.250% due 11/25/2036	2,398	1,594
6.500% due 06/25/2036	356	206

Countrywide Home Loan Mortgage Pass-Through Trust
0.549% due 03/25/2035	11,055	5,973
0.609% due 09/25/2034	21	13
0.629% due 11/25/2034	205	164
3.005% due 09/25/2034	110	46
3.510% due 11/25/2034	28	24
3.960% due 08/25/2034	107	87
3.968% due 08/25/2034	8	6
5.000% due 11/25/2035	2,309	1,976
5.250% due 02/20/2036	2,087	1,385
5.500% due 11/25/2035	1,251	1,135
5.681% due 09/20/2036	564	329

Credit Suisse First Boston Mortgage Securities Corp.
3.483% due 08/25/2033	35	33
6.500% due 04/25/2033	3	3

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	1,290	1,238

Deutsche ALT-A Securities, Inc.
0.319% due 08/25/2037	1,018	979

Downey Savings & Loan Association Mortgage Loan Trust
0.489% due 08/19/2045	72	44
2.539% due 07/19/2044	9	6

First Horizon Alternative Mortgage Securities
5.387% due 09/25/2035	1,967	1,420

First Horizon Asset Securities, Inc.
2.916% due 12/25/2033	14	14

First Republic Mortgage Loan Trust
0.580% due 11/15/2031	33	28

Greenpoint Mortgage Funding Trust
0.309% due 10/25/2046	5,349	4,854
0.309% due 01/25/2047	285	262

GS Mortgage Securities Corp. II
5.374% due 05/17/2045	4,600	4,780

GSR Mortgage Loan Trust
2.060% due 03/25/2033	10	10
5.000% due 05/25/2037	5,713	5,067
5.412% due 05/25/2047	13,642	9,522

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 03/25/2036	$3,528	$3,060
5.750% due 01/25/2037	3,500	2,858
6.000% due 02/25/2036	9,974	8,445
6.000% due 03/25/2037	8,536	7,321
6.000% due 05/25/2037	5,501	4,916
6.500% due 09/25/2036	2,056	1,654

Harborview Mortgage Loan Trust
0.319% due 01/19/2038	30	30
0.409% due 11/19/2036	486	276
0.419% due 01/19/2038	3,943	2,185
0.449% due 05/19/2035	390	232
0.469% due 06/19/2035	212	123
0.469% due 03/19/2036	396	221
0.499% due 03/19/2035	6,609	4,316
3.605% due 05/19/2033	29	28

Impac CMB Trust
0.889% due 03/25/2035	717	469

Impac Secured Assets CMN Owner Trust
0.309% due 01/25/2037	15	14

Indymac IMSC Mortgage Loan Trust
6.007% due 06/25/2037	2,730	1,327

Indymac INDA Mortgage Loan Trust
4.993% due 01/25/2036	5,881	4,877

Indymac Index Mortgage Loan Trust
0.319% due 11/25/2046	44	43
3.025% due 01/25/2036	1,416	882

JPMorgan Mortgage Trust
3.442% due 07/25/2035	209	198
5.005% due 07/25/2035	235	222
5.677% due 04/25/2036	7,578	6,970
5.750% due 01/25/2036	8,007	6,889
6.000% due 08/25/2037	19,580	16,710
6.250% due 07/25/2036	5,400	4,514

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.530% due 06/15/2022	7,514	6,953

MASTR Alternative Loans Trust
0.629% due 11/25/2033	494	473

MASTR Asset Securitization Trust
5.500% due 09/25/2033	111	114

MASTR Seasoned Securities Trust
4.784% due 10/25/2032	84	71

Mellon Residential Funding Corp.
0.580% due 11/15/2031	157	148
0.670% due 12/15/2030	308	278

Merrill Lynch Countrywide Commercial Mortgage Trust
0.768% due 07/09/2021	4,800	4,195

Merrill Lynch Mortgage Investors, Inc.
0.439% due 02/25/2036	369	266

MLCC Mortgage Investors, Inc.
0.479% due 11/25/2035	416	348
4.250% due 10/25/2035	93	85

Morgan Stanley Mortgage Loan Trust
3.117% due 07/25/2035	900	619
3.863% due 08/25/2034	144	111
4.786% due 07/25/2035	504	350
5.352% due 06/25/2036	236	203
6.000% due 10/25/2037	9,041	6,455

Residential Accredit Loans, Inc.
0.389% due 01/25/2037	10,378	5,750
0.479% due 02/25/2036	948	452
0.529% due 08/25/2035	219	126
0.629% due 10/25/2045	788	426
3.338% due 02/25/2035	3,772	2,543
3.349% due 03/25/2035	2,348	1,646
5.917% due 01/25/2036	548	303

See Accompanying Notes	Annual Report	March 31, 2010	149

Schedule of Investments  Unconstrained Bond Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securitization Trust
0.629% due 01/25/2046	$4,857	$2,189
5.500% due 07/25/2035	434	331
5.500% due 09/25/2035	813	670
5.500% due 12/25/2035	1,148	902
5.750% due 02/25/2036	3,000	2,044
6.250% due 07/25/2036	12,874	7,809

Residential Funding Mortgage Securities I
5.666% due 02/25/2036	2,054	1,518

Structured Adjustable Rate Mortgage Loan Trust
1.871% due 01/25/2035	59	28
2.760% due 02/25/2034	16	14
2.825% due 04/25/2034	22	18
2.831% due 01/25/2035	456	324
5.139% due 08/25/2035	90	66
5.210% due 09/25/2034	35	31
5.976% due 04/25/2036	3,272	2,157

Structured Asset Mortgage Investments, Inc.
0.299% due 08/25/2036	48	47
0.329% due 09/25/2047	23	23
0.419% due 07/25/2046	261	138
0.439% due 04/25/2036	888	480
0.439% due 08/25/2036	1,022	568
0.449% due 05/25/2036	1,487	774
0.509% due 02/25/2036	294	170
0.579% due 03/19/2034	16	14

Structured Asset Securities Corp.
0.279% due 05/25/2036	9	8
2.595% due 01/25/2032	299	289
3.183% due 10/25/2035	27	23

TBW Mortgage-Backed Pass-Through Certificates
0.339% due 01/25/2037	27	24

Thornburg Mortgage Securities Trust
0.329% due 03/25/2037	252	241
0.339% due 11/25/2046	1,267	1,236
0.349% due 10/25/2046	403	393
0.359% due 06/25/2037	59	58

TIAA Seasoned Commercial Mortgage Trust
6.072% due 08/15/2039	1,800	1,531

Wachovia Bank Commercial Mortgage Trust
0.322% due 09/15/2021	162	145
5.308% due 11/15/2048	900	895

Wachovia Mortgage Loan Trust LLC
6.036% due 03/20/2037	2,822	2,379

WaMu Mortgage Pass-Through Certificates
0.499% due 12/25/2045	57	44
0.549% due 07/25/2045	42	31
0.769% due 12/25/2027	600	522
1.171% due 02/25/2047	266	141
1.201% due 01/25/2047	135	81
1.221% due 06/25/2047	743	223
1.281% due 12/25/2046	843	507
1.291% due 12/25/2046	7,109	3,932
1.451% due 06/25/2046	857	540
1.671% due 11/25/2042	54	40
1.971% due 11/25/2046	1,360	879
2.385% due 03/25/2033	48	44
2.884% due 06/25/2033	10	9
2.893% due 10/25/2034	1,301	1,193
3.328% due 09/25/2046	630	387
3.328% due 10/25/2046	456	301
5.228% due 01/25/2036	3,560	2,745
5.276% due 03/25/2037	1,844	1,515
5.396% due 02/25/2037	1,025	722
5.597% due 11/25/2036	5,439	4,130
5.662% due 06/25/2037	8,059	6,084
5.677% due 02/25/2037	1,021	740
5.725% due 10/25/2036	184	142
5.792% due 07/25/2037	1,480	1,013

Wells Fargo Mortgage-Backed Securities Trust
2.971% due 12/25/2034	1,101	1,011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.049% due 07/25/2035	$29	$29
3.097% due 09/25/2034	3,711	1,531
4.607% due 06/25/2035	280	276
4.687% due 12/25/2033	31	31
4.986% due 03/25/2036	2,624	2,177
5.000% due 11/25/2036	1,327	1,193
5.215% due 04/25/2036	663	598
5.500% due 03/25/2036	1,594	1,353
5.582% due 05/25/2036	2,184	1,824

Total Mortgage-Backed Securities (Cost $311,668)		332,031

ASSET-BACKED SECURITIES 2.1%

Accredited Mortgage Loan Trust
0.279% due 02/25/2037	13	13

Ally Auto Receivables Trust
0.396% due 09/15/2010	2,774	2,774
1.320% due 03/15/2012	3,300	3,314

Amortizing Residential Collateral Trust
0.929% due 10/25/2031	905	742

Argent Securities, Inc.
0.429% due 10/25/2035	85	76

Asset-Backed Funding Certificates
0.289% due 11/25/2036	2	2
0.579% due 06/25/2034	388	298
1.356% due 12/25/2032	1,917	1,499

Bear Stearns Asset-Backed Securities Trust
0.279% due 11/25/2036	31	29
0.559% due 01/25/2036	67	66
0.579% due 09/25/2034	34	33
0.679% due 03/25/2043	1	1
0.729% due 11/25/2042	27	24
5.500% due 08/25/2036	2,744	1,582

Bear Stearns Second Lien Trust
0.449% due 12/25/2036	2,903	1,990

Carrington Mortgage Loan Trust
0.279% due 12/25/2036	36	32
0.279% due 01/25/2037	240	230
0.329% due 06/25/2037	157	138
0.389% due 01/25/2036	97	96

Chase Issuance Trust
0.630% due 09/17/2012	14,800	14,820
0.680% due 09/17/2012	36,500	36,557

Citigroup Mortgage Loan Trust, Inc.
0.289% due 05/25/2037	36	33
0.289% due 07/25/2045	154	116
0.329% due 10/25/2036	219	217

Countrywide Asset-Backed Certificates
0.279% due 05/25/2037	153	150
0.339% due 10/25/2046	57	56
0.389% due 02/25/2036	2	2
0.569% due 12/25/2036	847	346
0.709% due 12/25/2031	2	1

Credit-Based Asset Servicing & Securitization LLC
0.349% due 07/25/2037	1,874	1,443
5.844% due 04/25/2037	83	82
6.280% due 05/25/2035	2,552	2,057

First NLC Trust
0.299% due 08/25/2037	48	33

Ford Credit Auto Owner Trust
0.357% due 09/15/2010	2,214	2,214
1.210% due 01/15/2012	3,300	3,309

Fremont Home Loan Trust
0.279% due 10/25/2036	70	69
0.289% due 01/25/2037	38	31

Home Equity Mortgage Trust
5.367% due 07/25/2036	454	83

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSI Asset Securitization Corp. Trust
0.279% due 10/25/2036	$62	$42

JPMorgan Mortgage Acquisition Corp.
0.279% due 07/25/2036	15	15
0.289% due 03/25/2047	38	26
0.298% due 11/25/2036	4	4
0.309% due 08/25/2036	5	2
0.369% due 10/25/2036	12,500	4,819
5.830% due 07/25/2036	9,000	4,521

Lehman XS Trust
0.379% due 04/25/2037	210	127

Long Beach Mortgage Loan Trust
0.389% due 09/25/2036	3,950	1,387
0.509% due 10/25/2034	441	373
0.546% due 02/25/2036	2,890	996
0.586% due 01/25/2046	5,000	2,001

MASTR Asset-Backed Securities Trust
0.279% due 11/25/2036	28	20
0.289% due 11/25/2036	84	84

Merrill Lynch First Franklin Mortgage Loan Trust
0.479% due 04/25/2037	12,500	5,364
Morgan Stanley ABS Capital I
0.279% due 09/25/2036	10	10
0.339% due 10/25/2036	1,600	1,201
0.486% due 06/25/2036	2,000	750

Morgan Stanley IXIS Real Estate Capital Trust
0.279% due 11/25/2036	4	4

Nationstar Home Mortgage LLC
3.729% due 07/25/2034	131	3

Option One Mortgage Loan Trust
0.359% due 07/25/2037	800	338

Park Place Securities, Inc.
0.489% due 09/25/2035	46	40

SBI HELOC Trust
0.399% due 08/25/2036	71	68

Securitized Asset-Backed Receivables LLC Trust
0.359% due 05/25/2037	574	399

SLM Student Loan Trust
0.249% due 10/25/2016	51	51
1.549% due 01/25/2018	3,525	3,642
1.749% due 04/25/2023	2,448	2,535

Soundview Home Equity Loan Trust
0.289% due 11/25/2036	219	132
0.309% due 06/25/2037	34	28
0.509% due 10/25/2036	13,000	5,417

Specialty Underwriting & Residential Finance
0.396% due 09/25/2037	6,700	2,103

Structured Asset Investment Loan Trust
0.279% due 07/25/2036	7	7

Structured Asset Securities Corp.
0.279% due 10/25/2036	50	50
0.519% due 01/25/2033	10	9

USAA Auto Owner Trust
4.980% due 10/15/2012	441	449

WaMu Asset-Backed Certificates
0.379% due 01/25/2037	10,200	3,527

Wells Fargo Home Equity Trust
0.459% due 10/25/2035	47	46

Total Asset-Backed Securities (Cost $111,932)		115,148

SOVEREIGN ISSUES 0.5%

Qatar Government International Bond
5.250% due 01/20/2020	25,900	27,014

Total Sovereign Issues (Cost $26,057)		27,014

150	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 10.8%

American General Finance Corp.
4.125% due 11/29/2013	EUR	4,300	$4,852

American International Group, Inc.
4.000% due 09/20/2011		4,700	6,372
5.750% due 03/15/2067	GBP	300	300
5.950% due 10/04/2010		3,900	5,919
8.625% due 05/22/2068		200	251

BAC Capital Trust VII
5.250% due 08/10/2035		8,500	9,255

Barclays Bank PLC
14.000% due 11/29/2049		1,130	2,244

BPCE S.A.
6.117% due 10/29/2049	EUR	100	110

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	96,190	48,621

Canada Government Bond
1.500% due 03/01/2012	CAD	138,000	135,299
3.500% due 01/13/2020	EUR	5,000	6,920

Citigroup, Inc.
0.701% due 01/16/2012	GBP	1,300	1,914
0.867% due 06/28/2013	EUR	100	128

EMF-NL
1.480% due 04/17/2041		7,700	8,000
1.680% due 07/17/2041		1,200	1,142
1.930% due 10/17/2041		600	546

Eurosail PLC
1.430% due 10/17/2040		6,389	7,502

FCE Bank PLC
7.875% due 02/15/2011	GBP	7,500	11,679

Fortis Bank Nederland NV
1.246% due 06/10/2011	EUR	3,700	5,003

France Government Bond
3.750% due 10/25/2019		6,400	8,943

Goldman Sachs Group, Inc.
4.750% due 01/28/2014		30	42
5.375% due 02/15/2013		200	289

LBG Capital No.1 PLC
7.867% due 12/17/2019	GBP	850	1,148

LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	8,750	9,853
9.334% due 02/07/2020	GBP	2,200	3,205

Lloyds TSB Bank PLC
0.803% due 06/09/2011	EUR	2,900	3,924

MBNA Europe Funding PLC
6.000% due 11/12/2010	GBP	2,069	3,199

Merrill Lynch & Co., Inc.
0.959% due 05/30/2014	EUR	300	378
0.961% due 08/25/2014		1,300	1,633
1.385% due 09/27/2012		4,200	5,537

Morgan Stanley
4.550% due 03/01/2013	AUD	3,900	3,429

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,093	1,314

MUFG Capital Finance 4 Ltd.
5.271% due 01/29/2049		1,211	1,490

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	254	$351

Newgate Funding PLC
1.250% due 12/15/2050	EUR	19,000	20,929

RBS Capital Trust A
6.467% due 12/29/2049		1,150	924

Republic of Germany
1.000% due 03/16/2012		87,000	117,594
3.750% due 01/04/2019		88,200	126,003

Royal Bank of Scotland Group PLC
4.500% due 01/28/2016		3,800	4,663
4.625% due 09/22/2021		1,600	1,799
6.666% due 12/31/2049	CAD	5,200	3,644
7.092% due 10/29/2049	EUR	600	511
7.387% due 12/29/2049	GBP	939	1,411

SLM Corp.
1.020% due 04/26/2011	EUR	900	1,179
3.125% due 09/17/2012		2,300	2,951
4.750% due 03/17/2014		3,200	4,052

Societe Generale
4.196% due 01/29/2049		100	113

UBS AG
4.280% due 04/29/2049		3,100	3,470

Total Foreign Currency-Denominated Issues (Cost $584,479)			590,035

		SHARES
COMMON STOCKS 0.2%

CIT Group, Inc. (c)		58,149	2,265

Royal Bank of Scotland Group PLC (c)	GBP	8,565,070	5,719

Total Common Stocks (Cost $3,226)			7,984

CONVERTIBLE PREFERRED SECURITIES 0.3%

American International Group, Inc.
8.500% due 08/01/2011		51,500	527

Citigroup, Inc.
7.500% due 12/15/2012		139,000	16,941

Total Convertible Preferred Securities (Cost $14,367)			17,468

PREFERRED STOCKS 0.0%

Fannie Mae
8.250% due 12/31/2049 (c)		8,000	10

Total Preferred Stocks (Cost $10)			10

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 21.5%

CERTIFICATES OF DEPOSIT 0.9%

Barclays Bank PLC
1.109% due 03/22/2011		$49,900	49,876

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 0.4%

Metropolitan Life Global Funding I
0.858% due 09/17/2010	$20,200	$20,258

REPURCHASE AGREEMENTS 3.0%

Barclays Capital, Inc.
0.030% due 04/01/2010	52,600	52,600
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $53,867. Repurchase proceeds are $52,600.)

Citigroup Global Markets, Inc.
0.020% due 04/01/2010	54,400	54,400
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 2.625% due 02/29/2016 valued at $55,684. Repurchase proceeds are $54,400.)

Goldman Sachs & Co.
0.140% due 04/05/2010	37,000	37,000
(Dated 03/11/2010. Collateralized by Fannie Mae 6.000% due 01/01/2039 valued at $36,640. Repurchase proceeds are $37,000.)

Morgan Stanley
0.030% due 04/01/2010	2,000	2,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2014 valued at $2,045. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	21,192	21,192
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 07/22/2010 valued at $21,619. Repurchase proceeds are $21,192.)

		167,192

U.S. TREASURY BILLS 0.3%
0.208% due 08/19/2010 - 09/09/2010 (d) (h) (i) (k)	16,935	16,921

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (g) 16.9%
	92,000,494	921,201

Total Short-Term Instruments (Cost $1,175,451)		1,175,448

Total Investments 128.2% (Cost $6,869,873)		$7,000,402

Written Options (m) (0.1%) (Premiums $18,802)		(5,259)

Other Assets and Liabilities (Net) (28.1%)		(1,533,088)

Net Assets 100.0%		$5,462,055

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Non-income producing security.
(d)	Coupon represents a weighted average rate.

See Accompanying Notes	Annual Report	March 31, 2010	151

Schedule of Investments  Unconstrained Bond Fund   (Cont.)

(e)	Security becomes interest bearing at a future date.
(f)	Principal amount of security is adjusted for inflation.
(g)	Affiliated to the Fund.
(h)	Securities with an aggregate market value of $10,353 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(i)	Securities with an aggregate market value of $1,639 have been pledged as collateral for delayed-delivery mortgage-backed securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2010.
(j)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $14,373 at a weighted average interest rate of -0.167%. On March 31, 2010, securities valued at $54,277 were pledged as collateral for reverse repurchase agreements.
(k)	Securities with an aggregate market value of $25,061 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	352	$228
90-Day Euribor June Futures	Long	06/2011	325	267
90-Day Euribor September Futures	Long	09/2010	1,949	230
90-Day Euribor September Futures	Long	09/2011	325	259
90-Day Eurodollar December Futures	Long	12/2010	703	299
90-Day Eurodollar June Futures	Long	06/2010	501	81
90-Day Eurodollar September Futures	Long	09/2010	2,700	8,781
Euro-Bobl June Futures	Long	06/2010	2,123	832
Euro-Bund 10-Year Bond June Futures	Long	06/2010	1,146	675
U.S. Treasury 5-Year Note June Futures	Short	06/2010	5,633	1,011
U.S. Treasury 30-Year Bond June Futures	Short	06/2010	821	(489)
Ultra Long-Term U.S. Treasury Bond June Futures	Long	06/2010	164	(82)

				$12,092

(l)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc.	JPM	(0.930%	)	09/20/2018	1.090%	$500	$6	$0	$6
Alcoa, Inc.	BOA	(1.510%	)	12/20/2018	2.438%	1,700	106	0	106
Altria Group, Inc.	BNP	(1.000%	)	12/20/2018	1.919%	4,100	263	(65)	328
Altria Group, Inc.	BNP	(1.300%	)	12/20/2018	1.950%	5,000	225	0	225
Austria Government Bond	BNP	(1.000%	)	03/20/2015	0.529%	35,900	(808)	(293)	(515)
Avnet, Inc.	DUB	(1.000%	)	09/20/2016	1.638%	1,600	58	30	28
Black & Decker Corp.	BOA	(2.250%	)	06/20/2014	0.232%	4,600	(384)	0	(384)
Block Financial LLC	JPM	(1.270%	)	03/20/2013	0.745%	2,500	(39)	0	(39)
BNP Paribas	JPM	(0.660%	)	03/20/2014	0.609%	10,000	(21)	0	(21)
British Telecommunications PLC	MSC	(1.360%	)	03/20/2018	1.541%	800	9	0	9
Capital One Financial Corp.	DUB	(1.000%	)	09/20/2017	1.149%	100	1	2	(1)
CBS Corp.	BCLY	(1.000%	)	06/20/2019	1.520%	5,000	193	456	(263)
Centex Corp.	BNP	(1.000%	)	06/20/2016	1.180%	4,800	47	48	(1)
Centex Corp.	GSC	(1.000%	)	06/20/2014	0.965%	1,000	(2)	13	(15)
CIGNA Corp.	JPM	(1.000%	)	06/20/2019	1.265%	6,500	128	296	(168)
Con-way, Inc.	JPM	(3.750%	)	03/20/2018	2.022%	2,500	(283)	0	(283)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	3.218%	6,900	631	639	(8)
Devon Energy Corp.	BCLY	(1.050%	)	03/20/2014	0.448%	20,000	(470)	0	(470)
DR Horton, Inc.	BNP	(1.000%	)	03/20/2016	1.968%	2,500	126	162	(36)
Embarq Corp.	BCLY	(1.000%	)	06/20/2013	0.904%	500	(2)	(9)	7
Embarq Corp.	DUB	(1.000%	)	06/20/2013	0.904%	200	(1)	(4)	3
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.280%	10,700	164	(187)	351
Ingersoll-Rand Co.	BCLY	(0.400%	)	09/20/2013	0.416%	1,200	1	0	1
Ireland Government Bond	SOG	(1.000%	)	03/20/2015	1.391%	22,700	398	643	(245)
Italy Government International Bond	BCLY	(1.000%	)	03/20/2015	1.105%	44,800	204	85	119
Jones Apparel Group, Inc.	BCLY	(5.000%	)	06/20/2014	1.278%	15,000	(2,246)	(154)	(2,092)
KB Home	BNP	(1.000%	)	03/20/2015	3.093%	1,200	109	50	59
KB Home	BOA	(1.000%	)	06/20/2018	3.320%	1,300	186	63	123
Macy’s Retail Holdings, Inc.	RBS	(1.000%	)	12/20/2016	1.879%	7,600	383	359	24
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	1.064%	2,000	6	(46)	52
Masco Corp.	GSC	(1.000%	)	03/20/2017	1.864%	2,500	127	224	(97)
Masco Corp.	JPM	(1.000%	)	06/20/2015	1.761%	3,000	107	139	(32)
Masco Corp.	UBS	(4.650%	)	12/20/2016	1.883%	5,000	(804)	0	(804)
McKesson Corp.	BOA	(0.640%	)	03/20/2019	0.800%	5,000	60	0	60
Nabors Industries, Inc.	CITI	(1.000%	)	03/20/2018	1.460%	2,500	76	22	54
New Albertsons, Inc.	DUB	(1.000%	)	03/20/2011	1.899%	4,900	41	49	(8)
Newell Rubbermaid, Inc.	BOA	(2.710%	)	06/20/2019	1.496%	3,400	(312)	0	(312)
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.695%	6,000	(34)	0	(34)
Portugal Government Bond	BCLY	(1.000%	)	03/20/2015	1.381%	44,800	764	609	155
Rohm and Haas Co.	BOA	(1.000%	)	09/20/2017	0.930%	1,000	(5)	(11)	6
RPM International, Inc.	GSC	(1.000%	)	03/20/2018	1.355%	4,000	95	58	37
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	2.255%	5,000	(296)	0	(296)
Sara Lee Corp.	BNP	(0.640%	)	09/20/2013	0.404%	1,200	(10)	0	(10)

152	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Sempra Energy	BCLY	(1.100%	)	03/20/2014	0.721%		$16,100	$(238)	$0	$(238)
Sempra Energy	CITI	(1.000%	)	06/20/2016	0.903%		7,000	(40)	(88)	48
Spain Government Bond	BCLY	(1.000%	)	03/20/2015	1.122%		44,800	239	212	27
Sprint Nextel Corp.	BOA	(1.000%	)	09/20/2017	4.433%		6,300	1,179	617	562
Staples, Inc.	BOA	(3.750%	)	03/20/2014	0.602%		6,000	(730)	0	(730)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	06/20/2012	0.936%		2,100	(191)	(64)	(127)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	03/20/2013	1.087%		2,000	(229)	(97)	(132)
Talisman Energy, Inc.	BOA	(1.000%	)	06/20/2019	0.841%		4,000	(51)	48	(99)
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.056%		1,400	(8)	0	(8)
Toll Brothers Finance Corp.	BNP	(1.000%	)	12/20/2017	1.690%		2,000	89	109	(20)
UBS AG	BCLY	(2.350%	)	03/20/2014	0.756%	EUR	800	(67)	0	(67)
Whirlpool Corp.	CITI	(1.000%	)	06/20/2014	1.018%		$5,000	2	354	(352)
Wyeth	BCLY	(0.390%	)	09/20/2013	0.151%		1,000	(8)	0	(8)

								$(1,256)	$4,269	$(5,525)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Egypt Government International Bond	BCLY	1.000%		06/20/2015	2.525%		$10,000	$(705)	$(743)	$38
Egypt Government International Bond	CITI	1.000%		06/20/2015	2.525%		8,500	(600)	(607)	7
General Electric Capital Corp.	DUB	4.700%		12/20/2013	1.363%		4,000	476	0	476
International Lease Finance Corp.	DUB	5.000%		06/20/2010	1.833%		4,700	40	(188)	228
Japan Government International Bond	GSC	1.000%		06/20/2015	0.636%		22,400	408	360	48
Japan Government International Bond	RBS	1.000%		06/20/2015	0.636%		20,000	365	322	43
RSHB Capital S.A.	BCLY	1.000%		09/20/2010	1.513%		23,500	(51)	(48)	(3)
SLM Corp.	DUB	5.000%		09/20/2010	1.340%		4,700	89	(399)	488
Sprint Nextel Corp.	GSC	5.000%		06/20/2010	2.271%		17,400	131	198	(67)
Sprint Nextel Corp.	GSC	5.000%		09/20/2010	2.271%		11,700	168	144	24

								$321	$(961)	$1,282

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-12 5-Year Index	BOA	(5.000%	)	06/20/2014		$86,856	$(1,287)	$5,429	$(6,716)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014		94,000	(1,393)	3,496	(4,889)
CDX.HY-13 5-Year Index	CITI	(5.000%	)	12/20/2014		118,800	(184)	297	(481)
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014		71,821	(683)	1,233	(1,916)
CDX.IG-13 5-Year Index	BOA	(1.000%	)	12/20/2014		300,000	(2,424)	(1,889)	(535)
CDX.IG-13 5-Year Index	MSC	(1.000%	)	12/20/2014		184,000	(1,486)	(1,457)	(29)
iTraxx Europe 12 Index	GSC	(1.000%	)	12/20/2014	EUR	25,600	(392)	(448)	56

							$(7,849)	$6,661	$(14,510)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE AAA 06-2 Index	CSFB	0.110%		05/25/2046		$510	$(132)	$(194)	$62
ABX.HE AAA 07-1 Index	BCLY	0.090%		08/25/2037		2,099	(1,128)	(1,354)	226
ABX.HE AAA 07-1 Index	CSFB	0.090%		08/25/2037		800	(430)	(516)	86
CDX.IG-7 10-Year Index	GSC	0.650%		12/20/2016		578	(20)	(46)	26

							$(1,710)	$(2,110)	$400

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Annual Report	March 31, 2010	153

Schedule of Investments  Unconstrained Bond Fund   (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM	BRL	104,300	$169	$213	$(44)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		55,200	78	112	(34)
Pay	1-Year BRL-CDI	11.020%	01/02/2012	UBS		53,600	109	0	109
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		22,300	86	99	(13)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		37,600	392	265	127
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		36,600	382	257	125
Pay	1-Year BRL-CDI	11.960%	01/02/2014	GSC		290,800	(402)	(354)	(48)
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		59,700	61	126	(65)
Pay	28-Day MXN TIIE	8.450%	06/03/2019	GSC	MXN	388,800	1,463	79	1,384
Pay	28-Day MXN TIIE	8.450%	06/03/2019	MSC		408,800	1,538	108	1,430

							$3,876	$905	$2,971

(m)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	3,459	$1,126	$565
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	2,237	923	96
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	2,829	889	1,010
Put - CBOT U.S. Treasury 10-Year Note June Futures	115.000	05/21/2010	231	90	138
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	2,259	1,005	300
Put - CME 1-Year Mid-Curve Eurodollar September Futures	97.375	09/10/2010	2,363	763	647

				$4,796	$2,756

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$8,700	$43	$34
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	8,700	86	56
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	9,000	95	3
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	30,700	122	91
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	31,600	225	78
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	10,100	29	26
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	53,700	506	290
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	7,000	66	17
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	4,000	12	10
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	4,000	40	22
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	254,500	5,306	83
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	25,400	68	66
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	28,500	195	154
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	15,800	103	62
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	15,800	126	101
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	205,500	1,722	3
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	119,600	1,890	39
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.600%	05/21/2010	2,000	11	7
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.100%	05/21/2010	2,000	11	12
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	6,300	24	19
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	6,300	15	15
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	20,800	109	107
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	109,400	659	120
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	91,800	649	30
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	4,300	18	11
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	4,300	20	23
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	25,600	186	173

							$12,336	$1,652

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-13 5-Year Index	BCLY	Buy	0.800%	06/16/2010		$91,500	$155	$229
Put - OTC CDX.IG-13 5-Year Index	BCLY	Sell	1.300%	06/16/2010		91,500	219	48
Call - OTC CDX.IG-13 5-Year Index	BOA	Buy	0.800%	06/16/2010		11,100	28	28
Put - OTC CDX.IG-13 5-Year Index	BOA	Sell	1.300%	06/16/2010		11,100	12	6
Call - OTC CDX.IG-13 5-Year Index	DUB	Buy	0.800%	06/16/2010		13,400	33	34
Put - OTC CDX.IG-13 5-Year Index	DUB	Sell	1.300%	06/16/2010		13,400	15	7
Put - OTC iTraxx Europe 12 Index	DUB	Sell	1.400%	06/16/2010	EUR	221,300	557	128

							$1,019	$480

154	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	04/20/2010	$43,600	$320	$6
Call - OTC USD versus JPY		94.000	04/20/2010	43,600	331	365

					$651	$371

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	464	$128,256	EUR	0	$964
Sales	21,709	1,482,000		221,300	23,388
Closing Buys	(8,795)	(185,656)		0	(5,550)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 03/31/2010	13,378	$1,424,600	EUR	221,300	$18,802

(n)	Restricted securities as of March 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
United Airlines, Inc.	1.000%	05/07/2024	12/02/2009	$40	$70	0.00%

(o)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	04/01/2040	$293,000	$295,488	$293,549
Fannie Mae	5.000%	04/01/2025	6,000	6,336	6,323
Fannie Mae	5.000%	04/01/2040	895,000	922,285	922,969
Fannie Mae	5.000%	05/01/2040	322,000	331,600	330,754
Fannie Mae	5.500%	04/01/2040	8,000	8,416	8,427
Fannie Mae	5.500%	05/01/2040	713,000	750,409	748,428
Fannie Mae	5.500%	06/01/2040	992,000	1,045,661	1,040,360
Fannie Mae	6.000%	04/01/2040	6,000	6,358	6,372
Fannie Mae	6.000%	05/01/2040	100,000	106,483	106,672
Fannie Mae	6.500%	04/01/2040	1,000	1,066	1,084
Freddie Mac	5.000%	05/01/2040	120,000	123,694	123,413
Ginnie Mae	5.500%	05/01/2040	3,000	3,165	3,161
Ginnie Mae	6.000%	04/01/2040	1,000	1,068	1,068
Ginnie Mae	6.500%	04/01/2040	19,300	20,840	20,784
Ginnie Mae	6.500%	05/01/2040	4,000	4,300	4,299

				$3,627,169	$3,617,663

(p)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	7,264	04/2010	JPM	$0	$(136)	$(136)
Buy	BRL	11,022	04/2010	BCLY	132	0	132
Buy		11,120	04/2010	CITI	116	0	116
Buy		14,081	04/2010	DUB	177	0	177
Sell		92,603	04/2010	GSC	807	0	807
Buy		56,387	04/2010	HSBC	418	0	418
Sell		7	04/2010	HSBC	0	0	0
Sell		22,898	06/2010	HSBC	0	(53)	(53)
Sell	CAD	121,644	04/2010	JPM	0	(3,107)	(3,107)
Sell		19,538	04/2010	RBS	0	(285)	(285)
Buy	CNY	122,620	06/2010	BCLY	0	(177)	(177)
Buy		181,912	06/2010	BOA	0	(172)	(172)
Buy		46,898	06/2010	CITI	0	(73)	(73)
Buy		37,071	06/2010	DUB	0	(54)	(54)
Sell		216,370	06/2010	DUB	167	0	167
Sell		86,074	06/2010	JPM	70	0	70
Sell		86,058	06/2010	MSC	68	0	68
Buy		7	11/2010	BCLY	0	0	0
Sell		252,973	11/2010	BCLY	83	0	83
Sell		109,047	11/2010	BOA	19	0	19

See Accompanying Notes	Annual Report	March 31, 2010	155

Schedule of Investments  Unconstrained Bond Fund   (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CNY	132,253	11/2010	CITI	$61	$0	$61
Buy		216,485	11/2010	DUB	0	(364)	(364)
Sell		110,927	11/2010	DUB	16	0	16
Buy		93,717	11/2010	GSC	0	(197)	(197)
Buy		372,703	11/2010	JPM	0	(698)	(698)
Sell		123,390	11/2010	JPM	43	0	43
Buy		86,058	11/2010	MSC	0	(145)	(145)
Sell		40,379	11/2010	UBS	0	(1)	(1)
Buy		134,220	01/2011	BCLY	30	0	30
Buy		293,780	01/2011	JPM	0	(138)	(138)
Buy		42,291	06/2011	HSBC	35	0	35
Buy		149,417	02/2012	BCLY	0	(50)	(50)
Buy		104,632	02/2012	BOA	0	(16)	(16)
Buy		227,085	02/2012	CITI	0	(91)	(91)
Buy		106,414	02/2012	DUB	0	(23)	(23)
Buy		118,413	02/2012	JPM	0	(45)	(45)
Buy		40,379	02/2012	UBS	0	(13)	(13)
Buy	EUR	1,280	04/2010	BCLY	0	(4)	(4)
Sell		11,558	04/2010	BCLY	187	0	187
Sell		9,955	04/2010	BNP	414	0	414
Sell		3,703	04/2010	BOA	88	0	88
Sell		21,612	04/2010	CITI	521	0	521
Sell		35,700	04/2010	CSFB	502	0	502
Sell		5,236	04/2010	DUB	57	0	57
Buy		2,417	04/2010	GSC	0	(96)	(96)
Sell		87,126	04/2010	GSC	919	0	919
Sell		157,791	04/2010	JPM	8,063	0	8,063
Sell		17,649	04/2010	MSC	214	0	214
Sell		35,900	04/2010	RBC	292	(7)	285
Buy		11,836	04/2010	RBS	0	(216)	(216)
Sell		9,828	04/2010	UBS	180	0	180
Buy	GBP	2,113	06/2010	RBS	75	0	75
Sell		39,761	06/2010	RBS	0	(381)	(381)
Sell	JPY	1,113,022	04/2010	CITI	1	(1)	0
Buy	KRW	2,489,000	07/2010	BCLY	90	0	90
Buy		4,939,950	07/2010	DUB	184	0	184
Buy		4,103,884	07/2010	MSC	142	0	142
Buy		9,823,109	08/2010	MSC	291	0	291
Sell		4,758,841	08/2010	RBS	0	(134)	(134)
Buy		5,123,914	11/2010	BCLY	120	0	120
Sell		3,773,251	11/2010	BCLY	0	(122)	(122)
Buy		622,424	11/2010	BOA	19	0	19
Buy		5,427,967	11/2010	CITI	102	0	102
Sell		3,682,800	11/2010	CITI	0	(117)	(117)
Buy		581,300	11/2010	DUB	10	0	10
Buy		304,980	11/2010	GSC	7	0	7
Buy		2,422,955	11/2010	JPM	19	(4)	15
Buy		1,151,100	11/2010	MSC	10	0	10
Sell		5,618,464	11/2010	RBS	0	(170)	(170)
Buy	MXN	8,504	04/2010	DUB	30	0	30
Sell		2,234	04/2010	DUB	0	(1)	(1)
Buy		4,637	04/2010	GSC	23	0	23
Buy		2,024	04/2010	HSBC	11	0	11
Sell		10,814	04/2010	HSBC	0	(19)	(19)
Sell		2,117	04/2010	JPM	0	(12)	(12)
Buy		2,234	09/2010	DUB	1	0	1
Buy		10,814	09/2010	HSBC	19	0	19
Buy	TWD	155,298	06/2010	BOA	38	0	38
Buy		460,464	06/2010	DUB	69	0	69
Buy		200,644	06/2010	MSC	40	0	40
Buy		25,156	10/2010	BCLY	3	0	3
Buy		74,653	10/2010	CITI	15	0	15

					$14,998	$(7,122)	$7,876

156	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

(q)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$1,426,305	$70	1,426,375
U.S. Government Agencies	0	2,212,024	11,200	2,223,224
U.S. Treasury Obligations	0	712,417	0	712,417
Mortgage-Backed Securities	0	315,092	16,939	332,031
Foreign Currency-Denominated Issues	0	580,347	9,688	590,035
Short-Term Instruments	921,201	254,247	0	1,175,448
Other Investments +++	25,462	515,410	0	540,872

Investments, at value	$946,663	$6,015,842	$37,897	$7,000,402
Short Sales, at value	$0	$(3,617,663)	$0	(3,617,663)
Financial Derivative Instruments ++++	$12,092	$(12,285)	$(480)	$(673)

Totals	$958,755	$2,385,894	$37,417	$3,382,066

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Corporate Bonds & Notes	$0	$41	$0	$0	$29	$0	$70	$29
U.S. Government Agencies	52	11,002	34	0	112	0	11,200	112
Mortgage-Backed Securities	0	15,889	71	0	979	0	16,939	979
Foreign Currency-Denominated Issues	0	8,007	33	0	1,648	0	9,688	1,648

Investments, at value	$52	$34,939	$138	$0	$2,768	$0	$37,897	$2,768
Financial Derivative Instruments ++++	$0	$(1,020)	$0	$0	$540	$0	$(480)	$540

Totals	$52	$33,919	$138	$0	$3,308	$0	$37,417	$3,308

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(r)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$1,719	$0	$0	$0	$0	$1,719
Unrealized appreciation on foreign currency contracts	0	14,998	0	0	0	14,998
Unrealized appreciation on swap agreements	3,175	0	4,198	0	0	7,373

	$4,894	$14,998	$4,198	$0	$0	$24,090

Liabilities:
Written options outstanding	$4,408	$371	$480	$0	$0	$5,259
Variation margin payable ^^	1,480	0	0	0	0	1,480
Unrealized depreciation on foreign currency contracts	0	7,122	0	0	0	7,122
Unrealized depreciation on swap agreements	204	0	22,551	0	0	22,755

	$6,092	$7,493	$23,031	$0	$0	$36,616

See Accompanying Notes	Annual Report	March 31, 2010	157

Schedule of Investments  Unconstrained Bond Fund   (Cont.)

March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(15)	$0	$0	$0	$0	$(15)
Net realized gain (loss) on futures contracts, written options and swaps	32,234	0	(5,106)	0	0	27,128
Net realized gain on foreign currency transactions	0	8,196	0	0	0	8,196

	$32,219	$8,196	$(5,106)	$0	$0	$35,309

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$29,186	$281	$(19,972)	$0	$0	$9,495
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	8,021	0	0	0	8,021

	$29,186	$8,302	$(19,972)	$0	$0	$17,516

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $12,092 as reported in the Notes to Schedule of Investments.

158	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments  Unconstrained Tax Managed Bond Fund

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%

International Lease Finance Corp.
10.000% due 02/23/2015	$500	$513
10.000% due 03/17/2016	500	507

Total Bank Loan Obligations (Cost $980)		1,020

CORPORATE BONDS & NOTES 7.9%

BANKING & FINANCE 5.3%

American General Finance Corp.
5.750% due 09/15/2016	100	86

American International Group, Inc.
8.250% due 08/15/2018	300	315

Banco Santander Chile
2.875% due 11/13/2012	900	903

Barclays Bank PLC
5.200% due 07/10/2014	200	214

BNP Paribas
5.186% due 06/29/2049	100	89

CIT Group, Inc.
7.000% due 05/01/2013	46	45
7.000% due 05/01/2014	69	65
7.000% due 05/01/2015	69	65
7.000% due 05/01/2016	115	106
7.000% due 05/01/2017	161	149

Citigroup, Inc.
6.000% due 08/15/2017	200	205
6.125% due 11/21/2017	200	206

Credit Suisse New York
3.500% due 03/23/2015	300	299

Ford Motor Credit Co. LLC
9.875% due 08/10/2011	200	212

General Electric Capital Corp.
6.875% due 01/10/2039	150	162

JPMorgan Chase & Co.
3.700% due 01/20/2015	800	806

Lloyds TSB Bank PLC
12.000% due 12/29/2049	1,100	1,228

Merrill Lynch & Co., Inc.
5.000% due 01/15/2015	100	102
6.400% due 08/28/2017	100	106

Morgan Stanley
5.950% due 12/28/2017	600	617

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	1,350	965

SLM Corp.
5.375% due 05/15/2014	50	47

WEA Finance LLC
6.750% due 09/02/2019	300	321

		7,313

INDUSTRIALS 2.2%

America Movil SAB de C.V.
6.125% due 03/30/2040	800	786

CVS Pass-Through Trust
7.507% due 01/10/2032	898	1,002

Dow Chemical Co.
8.550% due 05/15/2019	600	727

United Airlines, Inc.
10.400% due 05/01/2018	300	322

Weyerhaeuser Co.
7.375% due 10/01/2019	200	212

		3,049

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 0.4%

Sprint Nextel Corp.
8.375% due 08/15/2017	$600	$606

Total Corporate Bonds & Notes (Cost $10,137)		10,968

CONVERTIBLE BONDS & NOTES 0.1%

Transocean, Inc.
1.625% due 12/15/2037	200	200

Total Convertible Bonds & Notes (Cost $199)		200

MUNICIPAL BONDS & NOTES 81.2%

ARIZONA 0.4%

Mesa, Arizona General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
5.000% due 07/01/2018	500	552

CALIFORNIA 19.0%

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
0.320% due 05/01/2016	2,000	2,000

California State Department of Water Resources Revenue Bonds, Series 2002
0.270% due 05/01/2022	500	500

California State Educational Facilities Authority Revenue Bonds, Series 2000
0.250% due 12/01/2030	1,000	1,000

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.280% due 10/01/2026	190	190
0.280% due 10/01/2036	750	750

California State General Obligation Bonds, Series 2004
0.290% due 05/01/2034	1,000	1,000

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	600	652
7.300% due 10/01/2039	400	402
7.550% due 04/01/2039	100	104

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036 (a)	1,000	1,025

California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	125	137

California State General Obligation Notes, Series 2009
5.500% due 04/01/2018	500	547

California State Hartnell Community College District General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (b)	1,000	459

California State Health Facilities Financing Authority Revenue Bonds, Series 2002
0.240% due 09/01/2025	500	500

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
0.280% due 09/01/2031	1,000	1,000

California State Municipal Finance Authority Revenue Bonds, Series 2010
0.280% due 01/01/2040	1,000	1,000

California State Northern Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021 (a)	1,500	1,586

California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.270% due 11/01/2026	1,700	1,700

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Escondido, California Union High School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2025	$3,000	$1,250

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	500	354

Irvine, California Ranch Water District Revenue Bonds, Series 1993
0.280% due 04/01/2033	300	300

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.270% due 07/01/2034	2,000	2,000

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
5.250% due 07/01/2024	500	555

Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.000% due 07/01/2019	125	138

Riverside County, California Transportation Commission Revenue Bonds, Series 2009
0.290% due 06/01/2029	1,000	1,000

San Francisco, California City & County Public Utilities Commission Revenue Bonds, Series 2009
5.000% due 11/01/2021	1,000	1,113

Santa Clara, California Revenue Bonds, Series 2008
0.280% due 07/01/2034	2,000	2,000

Santa Clara, California Unified School District General Obligation Bonds, Series 2009
5.000% due 07/01/2022	450	486

Southern California State Metropolitan Water District Revenue Bonds, Series 2005
0.280% due 07/01/2028	500	500

Southern California State Public Power Authority Revenue Bonds, Series 2008
0.270% due 07/01/2020	660	660

Tustin, California Special Assessment Bonds, Series 1996
0.280% due 09/02/2013	500	500

University of California Regents Medical Center Revenue Bonds, Series 2007
0.300% due 05/15/2032	780	780

		26,188

COLORADO 5.0%

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2008
0.310% due 10/01/2038	1,100	1,100

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.280% due 12/01/2029	2,000	2,000

Denver, Colorado City & County Revenue Bonds, (AGC Insured), Series 2009
0.380% due 11/15/2025	2,000	2,000

Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	700	716

Mesa County, Colorado Valley School District No. 51 General Obligation Notes, (NPFGC Insured), Series 2004
5.000% due 12/01/2013	1,000	1,118

		6,934

CONNECTICUT 0.7%

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2005
0.270% due 07/01/2035	1,000	1,000

See Accompanying Notes	Annual Report	March 31, 2010	159

Schedule of Investments  Unconstrained Tax Managed Bond Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DISTRICT OF COLUMBIA 0.8%

District of Columbia Revenue Bonds, Series 2007
0.270% due 04/01/2041	$100	$100

District of Columbia Revenue Bonds, Series 2008
0.310% due 10/01/2038	1,000	1,000

		1,100

FLORIDA 3.5%

Florida State JEA Water & Sewer System Revenue Bonds, Series 2004
0.300% due 10/01/2034	2,300	2,300

Florida State Municipal Power Agency Revenue Bonds, Series 2008
0.130% due 10/01/2035	500	500

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2018	400	441

Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.300% due 08/01/2022	500	500

Orlando, Florida Utilities Commission Revenue Notes, Series 2010
5.000% due 10/01/2013	1,000	1,110

		4,851

GEORGIA 1.8%

Fulton County, Georgia Development Authority Revenue Notes, Series 2009
5.000% due 06/01/2014	500	553

Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	2,000	1,991

		2,544

HAWAII 0.6%

Hawaii State General Obligation Notes, Series 2009
5.000% due 06/01/2014	250	283
5.000% due 06/01/2017	500	571

		854

IDAHO 0.7%

Power County, Idaho Revenue Bonds, Series 1985
0.360% due 12/01/2010	1,000	1,000

ILLINOIS 4.5%

Chicago, Illinois Board of Education General Obligation Bonds, Series 2008
5.250% due 12/01/2026	100	106

Chicago, Illinois General Obligation Bonds, Series 2002
0.340% due 01/01/2037	200	200

Chicago, Illinois Revenue Bonds, Series 2002
0.280% due 01/01/2034	400	400

Chicago, Illinois Waste & Water Revenue Bonds, Series 2008
0.290% due 01/01/2039	1,000	1,000

Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	1,250	1,359

Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	113

Illinois State General Obligation Notes, Series 2007
5.000% due 01/01/2014	250	273

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 2004
5.750% due 06/01/2034	$500	$569

Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	1,000	1,089

McHenry County, Illinois Community High School District No. 156 General Obligation Notes, (FSA Insured), Series 2005
5.000% due 02/01/2014	1,000	1,100

		6,209

INDIANA 1.0%

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
5.966% due 01/15/2030	200	202

Indianapolis, Indiana Local Public Improvement Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	543

Indianapolis, Indiana Local Public Improvement Revenue Notes, Series 2009
5.000% due 02/01/2015	500	562

		1,307

KANSAS 0.3%

Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	391

MASSACHUSETTS 4.1%

Massachusetts State Development Finance Agency Revenue Bonds, Series 2008
0.300% due 09/01/2037	295	295

Massachusetts State Educational Financing Authority Revenue Notes, Series 2010
5.500% due 01/01/2017	2,000	2,177

Massachusetts State General Obligation Bonds, (NPFGC-IBC Insured), Series 2002
5.500% due 08/01/2019	150	176

Massachusetts State General Obligation Bonds, Series 2001
5.500% due 11/01/2014	1,000	1,160

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 1999
0.270% due 11/01/2049	1,400	1,400

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.280% due 12/01/2037	400	400

		5,608

MINNESOTA 0.9%

Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038 (a)	1,200	1,224

MISSISSIPPI 0.8%

Mississippi State University Educational Building Corp. Revenue Notes, (NPFGC-FGIC Insured), Series 2004
5.000% due 08/01/2013	1,000	1,093

MISSOURI 0.5%

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.320% due 09/01/2030	200	200

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.360% due 02/15/2033	$300	$300

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.360% due 02/15/2034	195	195

		695

NEBRASKA 0.5%

Nebraska State Educational Finance Authority Revenue Bonds, Series 2008
0.290% due 07/01/2035	700	700

NEVADA 0.7%

Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2001
0.340% due 06/15/2021	900	900

NEW HAMPSHIRE 3.1%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.290% due 07/01/2033	1,100	1,100

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
0.270% due 06/01/2031	1,500	1,500
0.270% due 06/01/2041	1,700	1,700

		4,300

NEW JERSEY 0.8%

Hamilton, New Jersey General Obligation Notes, (NPFGC-FGIC Insured), Series 2005
4.000% due 08/01/2013	1,000	1,080

NEW YORK 11.8%

Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	500	506

Long Island, New York Power Authority Revenue Bonds, Series 1998
0.290% due 05/01/2033	500	500

New York City, New York General Obligation Bonds, Series 1993
0.290% due 08/01/2021	600	600

New York City, New York General Obligation Notes, Series 2009
5.000% due 08/01/2013	1,000	1,107

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	533

New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 02/01/2014	125	138

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
0.350% due 11/01/2022	1,100	1,100

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2007
5.000% due 11/01/2021	500	549

New York State Dormitory Authority Revenue Bonds, Series 1993
5.500% due 05/15/2013	1,000	1,088

New York State Dormitory Authority Revenue Bonds, Series 2000
0.270% due 07/01/2029	195	195

160	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2003
0.320% due 02/15/2031	$200	$200

New York State Dormitory Authority Revenue Bonds, Series 2008
0.290% due 07/01/2037	1,450	1,450

New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	500	520

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 1995
0.350% due 06/01/2020	1,000	1,000

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	100	108

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,500	1,648

New York State Urban Development Corp. Revenue Bonds, Series 2008
5.500% due 01/01/2019	1,000	1,134

New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 01/01/2014	895	991

Syracuse, New York Industrial Development Agency Revenue Bonds, Series 2008
0.300% due 12/01/2037	2,000	2,000

Tompkins County, New York Industrial Development Agency Revenue Bonds, Series 2008
0.320% due 07/01/2037	900	900

		16,267

NORTH CAROLINA 1.2%

Charlotte, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 06/01/2014	300	336

North Carolina State Infrastructure Finance Corp. Certificates of Participation Bonds, (FSA Insured), Series 2006
5.000% due 02/01/2021	500	544

North Carolina State Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	710

		1,590

OHIO 1.8%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	500	364

Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	111

Ohio State Water Development Authority Revenue Bonds, Series 2006
0.200% due 12/01/2033	2,000	2,000

		2,475

OKLAHOMA 2.9%

Oklahoma State Municipal Power Authority Revenue Bonds, (FSA Insured), Series 2010
5.000% due 01/01/2021	1,525	1,671

Oklahoma State Municipal Power Authority Revenue Bonds, Series 2005
0.300% due 01/01/2023	2,285	2,285

		3,956

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OREGON 0.4%

Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 06/15/2018	$500	$578

PENNSYLVANIA 1.8%

Delaware County, Pennsylvania Authority Revenue Bonds, Series 2008
0.300% due 06/01/2020	1,475	1,475

Geisinger, Pennsylvania Authority Revenue Bonds, Series 2002
0.180% due 11/15/2032	200	200

Pennsylvania State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	574

Pennsylvania State Intergovernmental Cooperative Authority Special Tax Notes, Series 2009
5.000% due 06/15/2014	250	280

		2,529

TENNESSEE 1.2%

Nashville & Davidson Counties, Tennessee Metropolitan Government Revenue Bonds, (FSA Insured), Series 2008
5.250% due 01/01/2019	1,000	1,137

Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	500	505

		1,642

TEXAS 5.8%

Collin County, Texas General Obligation Bonds, Series 2004
5.000% due 02/15/2015	500	561

Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	155

Houston, Texas Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	267

San Antonio, Texas Revenue Notes, Series 2009
5.000% due 02/01/2019	500	568

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.280% due 11/15/2019	580	580
0.280% due 11/15/2033	1,450	1,450

Texas A&M University Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,135

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	800	806

Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2021	1,500	1,664
5.000% due 08/01/2023	125	137

Texas State Lower Colorado River Authority Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	528

Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	100	114

		7,965

UTAH 0.5%

Riverton, Utah Revenue Bonds, Series 2009
5.000% due 08/15/2041	750	751

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 0.4%

Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017	$410	$467

Virginia State College Building Authority Revenue Bonds, Series 2006
0.300% due 02/01/2026	100	100

		567

WASHINGTON 2.8%

King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	264
5.250% due 01/01/2039	500	534

King County, Washington School District No. 411 General Obligation Bonds, (FSA Insured), Series 2001
5.625% due 12/01/2014	1,000	1,161

Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2020	1,000	1,133

Washington State General Obligation Notes, Series 2009
5.000% due 01/01/2013	250	275

Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020	500	555

		3,922

WEST VIRGINIA 0.1%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	200	159

WISCONSIN 0.8%

Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019	125	140

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033	900	909

		1,049

Total Municipal Bonds & Notes (Cost $111,742)		111,980

U.S. GOVERNMENT AGENCIES 0.6%

Fannie Mae
0.979% due 01/25/2040	858	858

Total U.S. Government Agencies (Cost $858)		858

U.S. TREASURY OBLIGATIONS 0.8%

U.S. Treasury Bonds
4.500% due 08/15/2039 (d)	63	61
4.625% due 02/15/2040	100	99
7.875% due 02/15/2021 (d)	200	269
8.125% due 05/15/2021 (d)	300	411

U.S. Treasury Notes
3.250% due 12/31/2016 (d)	200	200

Total U.S. Treasury Obligations (Cost $1,060)		1,040

MORTGAGE-BACKED SECURITIES 1.1%

GSR Mortgage Loan Trust
5.750% due 01/25/2037	100	82

Mellon Residential Funding Corp.
0.660% due 08/15/2032	1,208	1,102

See Accompanying Notes	Annual Report	March 31, 2010	161

Schedule of Investments  Unconstrained Tax Managed Bond Fund   (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.712% due 06/15/2030		$315	$266

Total Mortgage-Backed Securities (Cost $1,342)			1,450

ASSET-BACKED SECURITIES 1.1%

Chase Issuance Trust
0.680% due 09/17/2012		600	601

Ford Credit Auto Owner Trust
0.357% due 09/15/2010		65	65
2.000% due 12/15/2011		94	94

JPMorgan Mortgage Acquisition Corp.
0.369% due 10/25/2036		1,000	385

WaMu Asset-Backed Certificates
0.379% due 01/25/2037		1,000	346

Total Asset-Backed Securities (Cost $1,478)			1,491

SOVEREIGN ISSUES 0.4%

Qatar Government International Bond
5.250% due 01/20/2020		500	521

Total Sovereign Issues (Cost $503)			521

FOREIGN CURRENCY-DENOMINATED ISSUES 1.9%

American General Finance Corp.
4.125% due 11/29/2013	EUR	100	113

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	1,700	$860

EMF-NL
1.480% due 04/17/2041	EUR	100	104

Eurosail PLC
1.430% due 10/17/2040		149	174

Lloyds TSB Bank PLC
0.803% due 06/09/2011		100	135

Merrill Lynch & Co., Inc.
6.750% due 05/21/2013		100	148

Royal Bank of Scotland Group PLC
4.625% due 09/22/2021		900	1,012
6.666% due 12/31/2049	CAD	100	70

Total Foreign Currency-Denominated Issues (Cost $2,533)			2,616

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%

American International Group, Inc.
8.500% due 08/01/2011		10,300	105

Citigroup, Inc.
7.500% due 12/15/2012		3,000	366

Total Convertible Preferred Securities (Cost $392)			471

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.2%

CERTIFICATES OF DEPOSIT 0.5%

Barclays Bank PLC
1.109% due 03/22/2011	$700	$700

REPURCHASE AGREEMENTS 4.6%

State Street Bank and Trust Co.
0.010% due 04/01/2010	6,356	6,356

(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 06/17/2010 valued at $6,488. Repurchase proceeds are $6,356.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.1%
	10,030	100

Total Short-Term Instruments (Cost $7,156)		7,156

Total Investments 101.3% (Cost $138,380)		$139,771

Written Options (f) (0.0%) (Premiums $34)		(12)

Other Assets and Liabilities (Net) (1.3%)		(1,773)

Net Assets 100.0%		$137,986

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Security becomes interest bearing at a future date.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $332 and cash of $230 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	44	$28
90-Day Euribor June Futures	Long	06/2010	21	46
90-Day Euribor June Futures	Long	06/2011	9	7
90-Day Euribor September Futures	Long	09/2010	48	10
90-Day Euribor September Futures	Long	09/2011	8	7
90-Day Eurodollar December Futures	Long	12/2010	25	11
90-Day Eurodollar June Futures	Long	06/2010	8	1
90-Day Eurodollar September Futures	Long	09/2010	17	59
Euro-Bobl June Futures	Long	06/2010	22	9
Euro-Bund 10-Year Bond June Futures	Long	06/2010	25	21
U.S. Treasury 2-Year Note June Futures	Long	06/2010	1	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2010	128	(157)
Ultra Long-Term U.S. Treasury Bond June Futures	Long	06/2010	8	2

				$44

(e)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Austria Government Bond	BNP	(1.000%	)	03/20/2015	0.529%	$800	$(19)	$(7)	$(12)
Ireland Government Bond	SOG	(1.000%	)	03/20/2015	1.391%	500	9	14	(5)
Italy Government International Bond	BCLY	(1.000%	)	03/20/2015	1.105%	1,000	5	2	3
Portugal Government Bond	BCLY	(1.000%	)	03/20/2015	1.381%	1,000	16	13	3
Sempra Energy	BCLY	(1.100%	)	03/20/2014	0.721%	100	(1)	0	(1)
Spain Government Bond	BCLY	(1.000%	)	03/20/2015	1.122%	1,000	6	5	1
Sprint Nextel Corp.	BOA	(1.000%	)	09/20/2017	4.433%	600	112	59	53

							$128	$86	$42

162	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
International Lease Finance Corp.	DUB	5.000%	06/20/2010	1.833%	$100	$1	$(4)	$5
Japan Government International Bond	GSC	1.000%	06/20/2015	0.636%	1,100	20	18	2
RSHB Capital S.A.	BCLY	1.000%	09/20/2010	1.513%	1,200	(2)	(2)	0
Russia Government International Bond	CITI	1.000%	12/20/2010	0.552%	200	1	0	1
Russia Government International Bond	DUB	1.000%	12/20/2010	0.552%	100	0	0	0
Russia Government International Bond	GSC	1.000%	12/20/2010	0.552%	400	1	0	1
SLM Corp.	DUB	5.000%	09/20/2010	1.340%	100	2	(9)	11
Sprint Nextel Corp.	GSC	5.000%	06/20/2010	2.271%	400	3	5	(2)

						$26	$8	$18

Credit Default Swaps on Credit Indices-Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(4)		Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014		$99	$(1)	$2	$(3)
iTraxx Europe 12 Index	GSC	(1.000%	)	12/20/2014	EUR	600	(10)	(11)	1

							$(11)	$(9)	$(2)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM	BRL	2,400	$4	$5	$(1)
Pay	1-Year BRL-CDI	11.020%	01/02/2012	UBS		700	2	0	2
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		1,500	16	11	5
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		300	3	2	1
Pay	1-Year BRL-CDI	11.960%	01/02/2014	GSC		5,100	(7)	(4)	(3)
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		2,400	2	5	(3)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		$600	7	(25)	32
Pay	28-Day MXN TIIE	8.450%	06/03/2019	GSC	MXN	6,200	23	1	22
Pay	28-Day MXN TIIE	8.450%	06/03/2019	MSC		6,200	24	2	22

							$74	$(3)	$77

(f)	Written options outstanding on March 31, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	$2,100	$13	$2

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-13 5-Year Index	BCLY	Buy	0.800%	06/16/2010		$2,100	$3	$6
Put - OTC CDX.IG-13 5-Year Index	BCLY	Sell	1.300%	06/16/2010		2,100	5	1
Put - OTC iTraxx Europe 12 Index	DUB	Sell	1.400%	06/16/2010	EUR	5,100	13	3

							$ 21	$10

See Accompanying Notes	Annual Report	March 31, 2010	163

Schedule of Investments  Unconstrained Tax Managed Bond Fund   (Cont.)

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	1	$200	EUR	0	$1
Sales	61	13,300		5,100	96
Closing Buys	(62)	(7,200)		0	(63)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 03/31/2010	0	$6,300	EUR	5,100	$34

(g)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	04/01/2040	$17,000	$17,445	$17,531
Fannie Mae	5.500%	04/01/2040	5,000	5,257	5,267

				$22,702	$22,798

(h)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	247	04/2010	BCLY	$3	$0	$3
Buy		248	04/2010	CITI	3	0	3
Buy		316	04/2010	DUB	4	0	4
Sell		1,595	04/2010	GSC	14	0	14
Buy		783	04/2010	HSBC	8	0	8
Sell		64	06/2010	HSBC	0	0	0
Sell	CAD	51	04/2010	JPM	0	(1)	(1)
Buy	CNY	1,206	06/2010	BCLY	0	(2)	(2)
Buy		2,791	06/2010	BOA	0	(3)	(3)
Sell		4,798	06/2010	BOA	4	0	4
Buy		437	06/2010	CITI	0	(1)	(1)
Buy		364	06/2010	DUB	0	(1)	(1)
Sell		5,057	11/2010	BCLY	2	0	2
Buy		4,798	11/2010	BOA	0	(8)	(8)
Sell		2,252	11/2010	BOA	0	0	0
Sell		2,746	11/2010	CITI	1	0	1
Sell		2,269	11/2010	DUB	0	0	0
Buy		1,459	11/2010	GSC	0	(3)	(3)
Buy		9,543	11/2010	JPM	0	(17)	(17)
Sell		2,584	11/2010	JPM	1	0	1
Sell		892	11/2010	UBS	0	0	0
Buy		8,243	01/2011	JPM	0	(4)	(4)
Buy		1,954	11/2011	DUB	0	(6)	(6)
Buy		3,100	02/2012	BCLY	0	(1)	(1)
Buy		2,160	02/2012	BOA	0	0	0
Buy		4,529	02/2012	CITI	0	(2)	(2)
Buy		2,177	02/2012	DUB	0	(1)	(1)
Buy		2,480	02/2012	JPM	0	(1)	(1)
Buy		892	02/2012	UBS	0	0	0
Sell	EUR	1,091	04/2010	BCLY	9	0	9
Sell		128	04/2010	BNP	5	0	5
Buy		823	04/2010	JPM	0	(54)	(54)
Sell		1,755	04/2010	JPM	27	0	27
Sell		963	04/2010	MSC	14	0	14
Sell		615	04/2010	RBC	7	0	7
Sell		294	04/2010	UBS	5	0	5
Sell	GBP	250	06/2010	RBS	0	(2)	(2)
Buy	KRW	22,000	07/2010	BCLY	1	0	1
Buy		44,406	07/2010	DUB	2	0	2
Buy		36,913	07/2010	MSC	1	0	1
Buy		88,356	08/2010	MSC	3	0	3
Buy		39,734	11/2010	BCLY	1	0	1
Sell		95,400	11/2010	BCLY	0	(3)	(3)
Buy		115,461	11/2010	BOA	3	0	3
Buy		277,561	11/2010	CITI	5	0	5
Sell		93,113	11/2010	CITI	0	(3)	(3)
Buy		46,504	11/2010	DUB	1	0	1
Buy		23,460	11/2010	GSC	1	0	1
Buy		150,152	11/2010	JPM	2	0	2
Buy		92,088	11/2010	MSC	1	0	1

164	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	KRW	234,675	11/2010	RBS	$0	$(7)	$(7)
Buy	MXN	91	04/2010	GSC	0	0	0
Buy		69	04/2010	HSBC	0	0	0
Sell		100	04/2010	HSBC	0	0	0
Sell		60	04/2010	JPM	0	0	0
Buy		100	09/2010	HSBC	0	0	0
Buy	TWD	2,578	06/2010	BOA	1	0	1
Buy		9,540	06/2010	DUB	1	0	1
Buy		3,331	06/2010	MSC	1	0	1
Buy		418	10/2010	BCLY	0	0	0
Buy		1,239	10/2010	CITI	0	0	0

					$131	$(120)	$11

(i)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$10,968	$0	$10,968
Municipal Bonds & Notes	0	111,980	0	111,980
Short-Term Instruments	100	7,056	0	7,156
Other Investments +++	471	9,092	104	9,667

Investments, at value	$571	$139,096	$104	$139,771
Short Sales, at value	$0	$(22,798)	$0	$(22,798)
Financial Derivative Instruments ++++	$44	$143	$(9)	$178

Totals	$615	$116,441	$95	$117,151

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Other Investments +++	$0	$89	$0	$0	$15	$0	$104	$15

Financial Derivative Instruments ++++	$0	$(21)	$0	$0	$12	$0	$(9)	$12

Totals	$0	$68	$0	$0	$27	$0	$95	$27

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

See Accompanying Notes	Annual Report	March 31, 2010	165

Schedule of Investments  Unconstrained Tax Managed Bond Fund   (Cont.)

March 31, 2010

(j)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$29	$0	$0	$0	$0	$29
Unrealized appreciation on foreign currency contracts	0	131	0	0	0	131
Unrealized appreciation on swap agreements	84	0	81	0	0	165

	$113	$131	$81	$0	$0	$325

Liabilities:
Written options outstanding	$2	$0	$10	$0	$0	$12
Variation margin payable ^^	57	0	0	0	0	57
Unrealized depreciation on foreign currency contracts	0	120	0	0	0	120
Unrealized depreciation on swap agreements	7	0	23	0	0	30

	$66	$120	$33	$0	$0	$219

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$86	$0	$0	$0	$0	$86
Net realized gain on foreign currency transactions	0	115	0	0	0	115

	$86	$115	$0	$0	$0	$201

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$132	$0	$69	$0	$0	$201
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	11	0	0	0	11

	$132	$11	$69	$0	$0	$212

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $44 as reported in the Notes to Schedule of Investments.

166	PIMCO Funds	Bond Funds	See Accompanying Notes

Notes to Financial Statements

March 31, 2010

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class M, Class P, Administrative Class and Class D shares (the “Institutional Classes”) of 16 funds (the “Funds”) offered by the Trust. As of March 31, 2010, the Government Money Market Fund is the only fund in the Trust to offer Class M shares. Certain detailed financial information for the A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  For all Funds except the Government Money Market Fund, the Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. The NAV of the Government Money Market Fund is valued at 5:30 p.m., Eastern time, on each day that the NYSE and Federal Reserve Bank of New York are open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  Except for the Government Money Market and Money Market Funds, for purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

The Government Money Market and Money Market Funds’ securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an

Annual Report	March 31, 2010	167

Notes to Financial Statements  (Cont.)

indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for each respective Fund.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update that will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which

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may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(f) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2010 are disclosed in the Notes to the Schedules of Investments.

(h) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a

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financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(i) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(j) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed-income securities sold at a discount to face value and offer no interest payments; rather investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(k) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedules of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in

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excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation cap. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option and inflation cap, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation cap is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of

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the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of March 31, 2010 for which a Fund is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Certain Funds may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Certain Funds are subject to interest risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

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5.  PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select Principal Risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing a Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in

Annual Report	March 31, 2010	173

Notes to Financial Statements  (Cont.)

administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Funds have filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, Funds that had exposure to Lehman Brothers Special Financing Inc., have entered into a settlement agreement and those Funds that owed money to Lehman Brothers Special Financing Inc. have paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Administrative Class	A, B, C and R Classes	Class D	Class M	Class P
Extended Duration Fund	0.25%		0.25%	N/A	N/A	N/A	N/A	0.35%
Global Advantage Strategy Bond Fund	0.40%		0.30%	N/A	0.45%	0.45%	N/A	0.40%
GNMA Fund	0.25%		0.25%	N/A	0.40%	0.40%	N/A	0.35%
Government Money Market Fund	0.12%		N/A	N/A	0.21%	N/A	0.06%	0.16%
Income Fund	0.25%	(1)	0.20%	0.20%	0.40%	0.25%	N/A	0.30%
Long Duration Total Return Fund	0.25%		0.25%	N/A	N/A	N/A	N/A	0.35%
Long-Term U.S. Government Fund	0.225%		0.25%	0.25%	0.40%	N/A	N/A	0.35%
Low Duration Fund	0.25%		0.21%	0.21%	0.35%	0.25%	N/A	0.31%
Low Duration Fund II	0.25%		0.25%	0.25%	N/A	N/A	N/A	0.35%
Low Duration Fund III	0.25%		0.25%	0.25%	N/A	N/A	N/A	N/A
Moderate Duration Fund	0.25%		0.21%	N/A	N/A	N/A	N/A	0.31%
Money Market Fund	0.12%		0.20%	0.20%	0.35%	N/A	N/A	N/A
Mortgage-Backed Securities Fund	0.25%		0.25%	0.25%	0.40%	0.40%	N/A	0.35%
Short-Term Fund	0.25%		0.20%	0.20%	0.30%	0.25%	N/A	0.30%
Unconstrained Bond Fund	0.60%		0.30%	N/A	0.45%	0.45%	N/A	0.40%
Unconstrained Tax Managed Bond Fund	0.40%		0.30%	N/A	0.45%	0.45%	N/A	0.40%

(1)	PIMCO has contractually agreed (through July 31, 2010) to waive 0.05% of the Investment Advisory Fee to 0.20%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2010.

174	PIMCO Funds	Bond Funds

March 31, 2010

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee		Servicing Fee
Class A
Government Money Market and Money Market Funds	—		0.10%
All other Funds	—		0.25%
Class B
All Funds	0.75%		0.25%
Class C
Government Money Market and Money Market Funds	—		0.10%
Low Duration and Short-Term Funds	0.30%	(1)	0.25%
All other Funds	0.75%		0.25%
Class D
All Funds	—		0.25%
Class R
Government Money Market Fund	—		0.25%
All Other Funds	0.25%		0.25%

(1)	Effective January 1, 2010, the Low Duration Fund’s Distribution Fee was reduced by 0.20% to 0.30% per annum.

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2010, AGID received $23,584,538 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Prior to May 1, 2009, shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Effective May 1, 2009, the Funds no longer impose Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Global Advantage Strategy Bond, Government Money Market, Income and Unconstrained Tax Managed Bond Funds’ Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst'l Class	Admin Class	Class A	Class C	Class D	Class M	Class P	Class R
Global Advantage Strategy Bond Fund	0.70%	—	1.10%	1.85%	1.10%	—	0.80%	1.35%
Government Money Market Fund	—	—	0.44%	0.44%	—	0.19%	0.28%	—
Income Fund	0.40%	0.65%	0.85%	1.60%	0.70%	—	—	1.10%
Unconstrained Tax Managed Bond Fund	0.70%	—	1.10%	1.85%	1.10%	—	—	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at March 31, 2010, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Global Advantage Strategy Bond Fund	$63
Government Money Market Fund	62
Income Fund	54
Unconstrained Tax Managed Bond Fund	39

To maintain certain net yields for the Government Money Market, Money Market and Short-Term Funds, PIMCO and certain affiliates have entered into a Fee and Expense Limitation Agreement with such Funds (the “Agreement”) pursuant to which PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of: (i) first, any distribution and/or service (12b-1) fees applicable to a class of a Fund; (ii) second, to the extent necessary, a Fund’s Supervisory and Administrative Fee; and (iii) third, to the extent necessary, a

Fund’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or its affiliates.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from a Fund any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed the Expense Limit; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of a Fund to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Funds will not reimburse PIMCO or its affiliates for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Funds will maintain a positive net yield. As of March 31, 2010, the recoverable amount to PIMCO for the Government Money Market and Money Market Funds was $8,286 and $576,870, respectively.

Annual Report	March 31, 2010	175

Notes to Financial Statements  (Cont.)

Through December 31, 2009, each unaffiliated Trustee received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Effective January 1, 2010, each unaffiliated Trustee receives an annual retainer of $120,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) does not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2010, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Extended Duration Fund	$1,155	$0
Global Advantage Strategy Bond Fund	17,123	17,677
Global Bond Fund (Unhedged)	23,302	33,556
GNMA Fund	7,614	0
Income Fund	5,630	5,554
Long Duration Total Return Fund	128,552	39
Long-Term U.S. Government Fund	7,958	0
Low Duration Fund	601,689	630,329
Low Duration Fund II	4,052	15,867
Low Duration Fund III	0	19,213
Moderate Duration Fund	148,285	58,334
Money Market Fund	0	8,411
Mortgage-Backed Securities Fund	0	51,689
Short-Term Fund	712,441	598,170
Unconstrained Bond Fund	419,914	15,204
Unconstrained Tax Managed Bond Fund	3,132	1,808

Each Fund may invest in the PAPS Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended March 31, 2010 (amounts in thousands):

Fund Name	Market Value 03/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2010	Dividend Income	Net Capital and Realized Gain (Loss)
Extended Duration Fund	$1,802	$146,113	$147,800	$0	$123	$13	$8
Global Advantage Strategy Bond Fund	900	1,100,395	841,200	(1)	260,101	295	7
GNMA Fund	31,315	1,402,836	1,374,100	1	60,117	136	65
Income Fund	3,106	281,828	274,905	1	10,035	28	5
Long Duration Total Return Fund	138	1,413,411	1,401,300	0	12,287	111	38
Long-Term U.S. Government Fund	101	782,461	782,400	0	175	61	13
Low Duration Fund	326,196	9,013,465	4,160,400	(283)	5,178,970	5,665	40
Low Duration Fund II	75,215	353,517	239,700	(11)	189,032	217	20
Low Duration Fund III	5,502	171,058	125,400	(1)	51,157	58	(2)
Moderate Duration Fund	6,762	1,276,008	712,062	(58)	570,619	508	(31)
Mortgage-Backed Securities Fund	18,015	478,624	491,440	0	5,208	24	9
Short-Term Fund	283,071	7,749,785	6,524,500	(13)	1,508,533	1,785	227
Unconstrained Bond Fund	201,200	2,942,088	2,222,300	(15)	921,201	1,688	265
Unconstrained Tax Managed Bond Fund	0	500	400	0	100	0	0

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

176	PIMCO Funds	Bond Funds

March 31, 2010

9.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over

100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2010, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Extended Duration Fund	$1,492,511	$1,378,285	$202,831	$183,571
Global Advantage Strategy Bond Fund	462,251	257,518	2,758,685	1,350,983
GNMA Fund	37,178,388	36,655,726	1,754,420	1,486,159
Income Fund	693,895	615,660	500,776	353,544
Long Duration Total Return Fund	10,932,401	10,861,743	3,039,489	1,891,459
Long-Term U.S. Government Fund	6,254,646	5,770,383	881,032	880,070
Low Duration Fund	58,190,016	60,081,511	15,662,438	7,683,782
Low Duration Fund II	2,521,443	2,507,148	489,245	325,606
Low Duration Fund III	768,696	776,116	219,206	177,416
Moderate Duration Fund	14,957,215	16,122,245	1,740,174	1,064,235
Mortgage-Backed Securities Fund	14,312,745	14,946,090	537,658	752,035
Short-Term Fund	25,317,821	25,433,657	15,376,440	9,892,361
Unconstrained Bond Fund	29,794,233	27,471,086	7,751,179	4,560,087
Unconstrained Tax Managed Bond Fund	125,648	124,808	164,663	41,001

10.  TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Money Market Fund participated in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) for the period ended March 31, 2010. The Program insured shares held by money market fund investors as of the close of business September 19, 2008 against loss in the event that a money market fund’s net asset value per share fell below $0.995. Following such an occurrence by a fund participating in the Program, shareholders as of September 19, 2008 would receive $1.00 per share upon liquidation of the fund. Shares acquired by investors after September 19, 2008 were not eligible for protection under the Program, except in certain circumstances. Guarantee payments under the Program did not exceed the amount available within the U.S. Department of the Treasury’s Exchange Stabilization Fund (“ESF”) on the date of payment.

The Program was designed to address temporary dislocations and to support ongoing stability in the credit markets. The Program expired on September 18, 2009. Participation in the Program extension (i.e., until September 18, 2009) required a payment to the U.S. Department of the Treasury. The Money Market Fund paid the Guarantee payment of $87,616 during the period ended March 31, 2010 which was recorded as a component of miscellaneous expense on the Statement of Operations.

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of AGI, and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

Annual Report	March 31, 2010	177

Notes to Financial Statements  (Cont.)

12.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Extended Duration Fund				Global Advantage Strategy Bond Fund
	Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Period from 02/05/2009 to 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	23,252	$193,609	9,643	$103,924	143,012	$1,583,636	501	$4,994
Class M	0	0	0	0	0	0	0	0
Class P	15	122	78	969	1,100	12,286	1	10
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	7,420	83,092	39	385
Other Classes	0	0	0	0	9,600	106,114	203	2,032
Issued as reinvestment of distributions
Institutional Class	7,562	60,754	1,432	17,586	2,053	23,007	1	16
Class M	0	0	0	0	0	0	0	0
Class P	31	251	0	1	5	60	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	134	1,502	0	1
Other Classes	0	0	0	0	138	1,547	0	2
Cost of shares redeemed
Institutional Class	(2,481)	(25,498)	(11,105)	(152,448)	(2,737)	(30,292)	(20)	(202)
Class M	0	0	0	0	0	0	0	0
Class P	(5)	(47)	0	0	(102)	(1,124)	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	(1,061)	(11,808)	0	0
Other Classes	0	0	0	0	(1,204)	(13,350)	(4)	(45)
Net increase (decrease) resulting from Fund share transactions	28,374	$229,191	48	$(29,968)	158,358	$1,754,670	721	$7,193

	Long Duration Total Return Fund				Long-Term U.S. Government Fund
	Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	153,430	$1,661,502	244,398	$2,473,576	90,139	$1,016,572	21,508	$238,610
Class P	163	1,827	90	910	1,381	15,196	1	10
Administrative Class	0	0	0	0	4,682	52,209	6,865	76,487
Class D	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	10,352	116,057	14,889	165,290
Issued as reinvestment of distributions
Institutional Class	26,003	280,984	8,903	89,857	8,428	93,786	2,928	32,323
Class P	3	37	0	0	11	118	0	0
Administrative Class	0	0	0	0	683	7,608	479	5,290
Class D	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	1,598	17,786	854	9,439
Cost of shares redeemed
Institutional Class	(48,242)	(513,201)	(81,581)	(828,885)	(38,727)	(433,964)	(86,736)	(964,439)
Class P	(24)	(255)	0	0	(380)	(4,217)	0	0
Administrative Class	0	0	0	0	(6,573)	(73,816)	(10,361)	(113,854)
Class D	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	(14,447)	(159,919)	(19,306)	(213,362)
Net increase (decrease) resulting from Fund share transactions	131,333	$1,430,894	171,810	$1,735,458	57,147	$647,416	(68,879)	$(764,206)

178	PIMCO Funds	Bond Funds

March 31, 2010

GNMA Fund				Government Money Market Fund				Income Fund
Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Period from 01/27/2009 to 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

27,725	$320,556	31,056	$346,789	0	$0	0	$0	7,090	$69,405	3,687	$35,102
0	0	0	0	138,553	138,554	53,395	53,395	0	0	0	0
4,875	56,254	1	10	10	10	0	0	456	4,416	1	10
0	0	0	0	0	0	0	0	35	348	0	0
14,910	172,255	12,721	142,496	0	0	0	0	1,517	14,986	654	5,867
44,863	517,658	43,432	485,614	1,696	1,696	0	0	5,873	57,579	2,772	24,928

2,265	26,173	1,254	13,997	0	0	0	0	2,572	24,775	2,245	20,430
0	0	0	0	82	82	21	21	0	0	0	0
27	311	0	1	0	0	0	0	0	2	0	1
0	0	0	0	0	0	0	0	0	5	0	1
842	9,718	433	4,835	0	0	0	0	43	421	15	131
2,329	26,909	1,097	12,221	0	0	0	0	124	1,210	39	355

(25,619)	(296,846)	(18,486)	(205,466)	0	0	0	0	(1,300)	(12,192)	(2,514)	(23,066)
0	0	0	0	(83,749)	(83,749)	(255)	(255)	0	0	0	0
(1,521)	(17,638)	0	0	0	0	0	0	(27)	(275)	0	0
0	0	0	0	0	0	0	0	(11)	(114)	0	0
(16,698)	(192,310)	(4,017)	(44,803)	0	0	0	0	(493)	(4,716)	(120)	(1,069)
(30,339)	(349,994)	(13,781)	(153,558)	(1,154)	(1,154)	0	0	(1,309)	(12,512)	(505)	(4,572)
23,659	$273,046	53,710	$602,136	55,438	$55,439	53,161	$53,161	14,570	$143,338	6,274	$58,118

Low Duration Fund				Low Duration Fund II				Low Duration Fund III
Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

739,665	$7,524,266	335,136	$3,256,602	37,220	$368,227	18,221	$170,787	12,099	$114,081	6,820	$64,613
64,996	656,511	232	2,180	1	10	0	0	0	0	0	0
64,411	649,820	45,856	447,286	1,668	16,701	33	319	54	518	1	10
111,237	1,136,930	29,011	281,598	0	0	0	0	0	0	0	0
298,403	3,038,934	137,911	1,338,469	0	0	0	0	0	0	0	0

24,808	250,665	39,616	378,030	969	9,489	1,022	9,694	400	3,768	987	8,943
179	1,834	0	6	0	0	0	0	0	0	0	0
1,937	19,576	2,536	24,138	6	59	4	34	0	3	0	3
1,813	18,390	2,681	25,557	0	0	0	0	0	0	0	0
5,557	56,160	9,149	87,114	0	0	0	0	0	0	0	0

(358,486)	(3,639,986)	(454,647)	(4,429,948)	(25,078)	(247,155)	(9,917)	(93,475)	(5,617)	(52,882)	(9,733)	(93,198)
(21,728)	(222,887)	(39)	(375)	0	0	0	0	0	0	0	0
(28,910)	(292,472)	(34,161)	(330,180)	(393)	(3,930)	(18)	(173)	(10)	(93)	0	0
(33,602)	(338,717)	(30,358)	(291,802)	0	0	0	0	0	0	0	0
(146,208)	(1,473,188)	(132,997)	(1,282,092)	0	0	0	0	0	0	0	0
724,072	$7,385,836	(50,074)	$(493,417)	14,393	$143,401	9,345	$87,186	6,926	$65,395	(1,925)	$(19,629)

Annual Report	March 31, 2010	179

Notes to Financial Statements  (Cont.)

	Moderate Duration Fund				Money Market Fund
	Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	73,563	$769,214	75,560	$741,477	182,124	$182,124	400,848	$400,848
Class P	1	10	0	0	0	0	0	0
Administrative Class	0	0	0	0	52,737	52,737	26,887	26,887
Class D	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	237,390	237,390	539,997	539,996
Issued as reinvestment of distributions
Institutional Class	8,584	89,449	9,007	88,522	229	229	3,001	3,001
Class P	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	16	17	46	46
Class D	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	226	226	2,587	2,587
Cost of shares redeemed
Institutional Class	(56,948)	(593,628)	(74,255)	(732,269)	(257,483)	(257,483)	(374,999)	(374,999)
Class P	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	(28,172)	(28,172)	(20,045)	(20,045)
Class D	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	(381,654)	(381,654)	(387,032)	(387,032)
Net increase (decrease) resulting from Fund share transactions	25,200	$265,045	10,312	$97,730	(194,587)	$(194,586)	191,290	$191,289

	Unconstrained Tax Managed Bond Fund
	Year Ended 03/31/2010		Period from 01/30/2009 to 03/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	8,001	$82,494	590	$5,825
Class P	928	9,633	0	0
Administrative Class	0	0	0	0
Class D	1,455	14,932	47	445
Other Classes	3,695	38,168	160	1,529
Issued as reinvestment of distributions
Institutional Class	76	788	1	9
Class P	0	1	0	0
Administrative Class	0	0	0	0
Class D	14	142	0	0
Other Classes	19	194	0	1
Cost of shares redeemed
Institutional Class	(974)	(9,992)	0	(1)
Class P	(31)	(321)	0	0
Administrative Class	0	0	0	0
Class D	(438)	(4,538)	(2)	(14)
Other Classes	(288)	(2,971)	0	0
Net increase resulting from Fund share transactions	12,457	$128,530	796	$7,794

180	PIMCO Funds	Bond Funds

March 31, 2010

Mortgage-Backed Securities Fund				Short-Term Fund				Unconstrained Bond Fund
Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Period from 06/30/2008 to 03/31/2009
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

16,932	$177,397	31,071	$327,245	711,265	$6,946,412	178,116	$1,713,746	206,512	$2,234,637	60,816	$609,488
3,441	36,236	1	10	38,662	377,478	1,576	14,834	33,139	362,203	13	127
4,262	44,531	14,761	152,559	193,810	1,889,493	150,337	1,441,697	0	0	0	0
5,940	62,804	11,007	114,845	55,244	539,268	11,537	109,466	70,011	757,499	14,835	148,440
15,691	165,257	7,989	82,735	214,387	2,090,359	49,028	469,455	144,045	1,565,041	25,516	255,783

2,683	28,319	2,706	27,835	7,122	69,518	10,046	94,992	7,192	77,912	375	3,787
16	171	0	1	114	1,121	17	157	189	2,059	0	1
841	8,855	1,237	12,702	3,918	38,125	8,497	80,342	0	0	0	0
1,333	14,062	1,133	11,652	494	4,816	443	4,174	1,895	20,532	75	755
896	9,456	511	5,241	1,521	14,855	1,555	14,608	3,004	32,548	112	1,124

(40,341)	(428,389)	(35,539)	(377,791)	(354,597)	(3,473,310)	(170,804)	(1,636,438)	(24,369)	(263,827)	(4,297)	(43,053)
(867)	(9,229)	0	0	(13,307)	(130,586)	(319)	(3,006)	(2,439)	(26,604)	0	0
(18,008)	(189,415)	(10,865)	(112,458)	(90,379)	(880,900)	(135,454)	(1,293,839)	0	0	0	0
(15,052)	(159,521)	(7,851)	(81,701)	(16,464)	(161,146)	(4,991)	(47,639)	(15,464)	(167,918)	(1,680)	(16,870)
(12,538)	(133,066)	(4,693)	(48,482)	(81,445)	(796,405)	(27,256)	(259,531)	(22,427)	(242,786)	(1,136)	(11,409)
(34,771)	$(372,532)	11,468	$114,393	670,345	$6,529,098	72,328	$703,018	401,288	$4,351,296	94,629	$948,173

Annual Report	March 31, 2010	181

Notes to Financial Statements  (Cont.)

182	PIMCO Funds	Bond Funds

13.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of March 31, 2010, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2006-2009, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2010, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book- to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
Extended Duration Fund	$474	$0	$(30,653)	$(7)	$(18,294)	$(4,568)
Global Advantage Strategy Bond Fund	5,973	0	6,402	(10,750)	0	(127)
GNMA Fund	24,904	4,546	14,877	(568)	0	0
Government Money Market Fund	4	0	0	(4)	0	0
Income Fund	5,511	0	18,470	(1,731)	(5,094)	0
Long Duration Total Return Fund	9,900	0	118,071	(2,606)	(4,411)	(1,416)
Long-Term U.S. Government Fund	563	3,763	(65,481)	(325)	0	0
Low Duration Fund	135,744	8,226	171,092	(10,010)	0	0
Low Duration Fund II	1,188	0	4,873	(76)	0	0
Low Duration Fund III	1,674	0	2,251	(42)	(4,149)	(241)
Moderate Duration Fund	14,691	5,421	58,083	(1,213)	0	0
Money Market Fund	0	0	0	(1)	0	0
Mortgage-Backed Securities Fund	8,180	0	1,098	(261)	0	(3,834)
Short-Term Fund	24,636	16,197	(9,461)	(6,168)	0	0
Unconstrained Bond Fund	40,551	4,005	134,299	(16,354)	0	0
Unconstrained Tax Managed Bond Fund	321	0	1,547	(111)	0	(96)

(1)	Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2009 through March 31, 2010 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2010, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2011	2012	2013	2014	2015	2016	2017	2018 (5)
Extended Duration Fund	$0	$0	$0	$0	$0	$0	$0	$18,294
Income Fund	0	0	0	0	0	449	772	3,873
Long Duration Total Return Fund	0	0	0	0	0	0	0	4,411
Low Duration Fund III	0	0	0	0	0	0	0	4,149

(5)	Portion of amount for Low Duration Fund III represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of March 31, 2010, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (6)
Extended Duration Fund	$384,315	$1,117	$(31,908)	$(30,791)
Global Advantage Strategy Bond Fund	1,755,412	21,052	(21,799)	(747)
GNMA Fund	2,428,664	18,413	(8,003)	10,410
Government Money Market Fund	93,610	0	0	0
Income Fund	611,786	32,231	(10,047)	22,184

March 31, 2010

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (6)
Long Duration Total Return Fund	$4,109,215	$165,756	$(64,634)	$101,122
Long-Term U.S. Government Fund	1,777,242	18,629	(90,328)	(71,699)
Low Duration Fund	18,708,377	324,120	(237,692)	86,428
Low Duration Fund II	604,974	9,327	(5,629)	3,698
Low Duration Fund III	191,079	3,501	(2,113)	1,388
Moderate Duration Fund	1,937,374	51,686	(15,684)	36,002
Money Market Fund	459,910	0	0	0
Mortgage-Backed Securities Fund	1,000,549	17,088	(21,552)	(4,464)
Short-Term Fund	11,037,192	96,754	(116,554)	(19,800)
Unconstrained Bond Fund	6,874,743	154,223	(28,564)	125,659
Unconstrained Tax Managed Bond Fund	138,380	1,745	(354)	1,391

(6)	Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected securities deflationary adjustments, contingent payment debt instruments, interest only basis adjustments, passive foreign investment companies, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2010 and March 31, 2009, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2010				March 31, 2009
	Tax-Exempt Income Distributions	Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)	Tax-Exempt Income Distributions	Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)
Extended Duration Fund	$0	$53,938	$7,086	$0	$0	$17,142	$470	$0
Global Advantage Strategy Bond Fund	0	26,649	109	0	0	18	0	0
GNMA Fund	0	74,824	240	0	0	34,124	3,041	0
Government Money Market Fund	0	112	0	0	0	19	0	0
Income Fund	0	28,774	0	0	0	21,242	0	0
Long Duration Total Return Fund	0	258,435	24,959	0	0	84,026	6,544	0
Long-Term U.S. Government Fund	0	103,831	23,829	0	0	52,682	0	0
Low Duration Fund	0	393,270	1,624	0	0	531,670	42,542	12
Low Duration Fund II	0	11,789	0	0	0	11,675	0	0
Low Duration Fund III	0	4,487	0	0	0	9,735	360	0
Moderate Duration Fund	0	97,117	5,555	0	0	86,735	11,798	0
Money Market Fund	0	471	0	4	0	6,073	0	0
Mortgage-Backed Securities Fund	0	66,923	2,437	0	0	61,341	2,858	0
Short-Term Fund	0	114,959	24,902	0	0	170,473	35,398	0
Unconstrained Bond Fund	0	146,728	6,024	0	0	6,252	0	0
Unconstrained Tax Managed Bond Fund	484	781	1	0	0	10	0	0

(7)	Includes short-term capital gains, if any, distributed.
(8)	A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

14.  SUBSEQUENT EVENTS

Effective April 1, 2010, the minimum initial investment for shares of the Institutional Class, Class M, Class P and Administrative Class is $1 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors.

The investment adviser has determined that there are no additional material events that would require disclosure in the Funds’ financial statements.

Annual Report	March 31, 2010	183

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Institutional, Class M, Class P, Administrative and Class D Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Institutional, Class M, Class P, Administrative and Class D shares present fairly, in all material respects, the financial position of the Extended Duration Fund, Global Advantage Strategy Bond Fund, GNMA Fund, Government Money Market Fund, Income Fund, Long Duration Total Return Fund, Long-Term U.S. Government Fund, Low Duration Fund, Low Duration Fund II, Low Duration Fund III, Moderate Duration Fund, Money Market Fund, Mortgage-Backed Securities Fund, Short-Term Fund, Unconstrained Bond Fund, and Unconstrained Tax Managed Bond Fund, sixteen of the eighty funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2010, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, the cash flows for the Income Fund for the year then ended and the financial highlights of the Funds for the Institutional, Class M, Class P, Administrative and Class D for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 21, 2010

184	PIMCO Funds	Bond Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	TWD	Taiwanese Dollar
CNY	Chinese Renminbi	MXN	Mexican Peso	USD	United States Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	ZAR	South African Rand
EUR	Euro	PHP	Philippine Peso

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FSA	Financial Security Assurance, Inc.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	GNMA	Government National Mortgage Association	PSF	Public School Fund
FGIC	Financial Guaranty Insurance Co.	GTD	Guaranteed
FNMA	Federal National Mortgage Association	IBC	Insured Bond Certificate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate
AID	Agency International Development	CMO	Collateralized Mortgage Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company

Annual Report	March 31, 2010	185

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end

(March 31, 2010) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2010 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2010 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2010 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2010 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Extended Duration Fund	0.00%	0.00%	$8,273	$44,933
Global Advantage Strategy Bond Fund	0.00%	0.00%	4,690	1,353
GNMA Fund	0.00%	0.00%	36,573	32,336
Government Money Market Fund	0.00%	0.00%	62	0
Income Fund	0.08%	0.08%	24,175	0
Long Duration Total Return Fund	0.29%	0.29%	129,157	86,476
Long-Term U.S. Government Fund	0.00%	0.00%	52,205	44,978
Low Duration Fund	0.69%	0.69%	314,929	11,724
Low Duration Fund II	1.05%	1.05%	10,797	0
Low Duration Fund III	0.11%	0.11%	3,855	0
Moderate Duration Fund	0.94%	0.94%	59,822	24,192
Money Market Fund	0.00%	0.00%	475	0
Mortgage-Backed Securities Fund	0.34%	0.34%	38,509	22,943
Short-Term Fund	0.67%	0.67%	98,438	0
Unconstrained Bond Fund	0.63%	0.63%	66,347	60,711
Unconstrained Tax Managed Bond Fund	8.37%	8.37%	261	200

Exempt Interest Dividends.  For the benefit of shareholders of the Unconstrained Tax Managed Bond Fund, this is to inform you that 47.46% of the dividends paid by the Fund during its fiscal year ended March 31, 2010 qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2011, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2010.

186	PIMCO Funds	Bond Funds

Management of the Trust

(Unaudited)

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (50) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	141	Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman and Trustee, PIMCO ETF Trust, Chairman and Trustee, PIMCO Equity Series, Chairman and Trustee, PIMCO Equity Series VIT, Director, StocksPLUS® Management, Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

Douglas M. Hodge* (52) Trustee	02/2010 to Present	Managing Director; Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Global Investors.	139	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (69) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm); Formerly, President, Houston Zoo. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.	141	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Trustee PIMCO Equity Series and Trustee, PIMCO Equity Series VIT.

Vern O. Curtis (75) Trustee	04/1987 to 02/1993 and 02/1995 to Present	Private Investor; Formerly, Director, PCM Fund, Inc.	141	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Trustee PIMCO Equity Series and Trustee, PIMCO Equity Series VIT.

J. Michael Hagan (70) Trustee	05/2000 to Present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing); Formerly, Director, PCM Fund, Inc.	139	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

Ronald C Parker (58) Trustee	07/2009 to Present	Adjunct Professor, Linfield College; Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer , Hampton Affiliates (forestry products)	139	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust

William J. Popejoy (72) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	139	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

Richard M. Weil served as Trustee of the Trust from February 2009 to January 2010. Effective January 22, 2010, Mr. Weil resigned as Trustee of the Trust. Mr. Weil also served as Managing Director and member of the Executive Committee at PIMCO. Total number of Funds in Fund Complex overseen by Mr. Weil was 131. Other Directorships held by Mr. Weil included Trustee of PIMCO Variable Insurance Trust and PIMCO ETF Trust.

* Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with PIMCO.

** Trustees serve until their successors are duly elected and qualified

Annual Report	March 31, 2010	187

Management of the Trust  (Cont.)

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (50) President	03/2009 to Present	Managing Director and member of Executive Committee, PIMCO.

David C. Flattum (45) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (39) Chief Compliance Officer	07/2004 to Present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (66) Senior Vice President	04/1987 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (51) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

J. Stephen King, Jr. (47) Vice President-Senior Counsel, Secretary	05/2005 to Present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (39) Vice President	05/2008 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (40) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (52) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Joshua D. Ratner (33) Assistant Secretary	10/2007 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.

Stacie D. Anctil (40) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

Erik C. Brown (42) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (35) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.

Richard M. Weil served as Senior Vice President of the Trust from May 2009 to January 2010. Effective January 22, 2010, Mr. Weil resigned as Senior Vice President of the Trust. Mr. Weil’s principal occupation during the past 5 years was Managing Director at PIMCO.

188	PIMCO Funds	Bond Funds

Privacy Policy

(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Annual Report	March 31, 2010	189

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PI20316 AR 033110

Share Classes	Institutional ■ P ■ Administrative ■ D

Annual Report March 31, 2010

International Bond Funds

Developing Local Markets Fund

Emerging Local Bond Fund

Emerging Markets and Infrastructure Bond Fund

Emerging Markets Bond Fund

Foreign Bond Fund (Unhedged)

Foreign Bond Fund (U.S. Dollar-Hedged)

Global Bond Fund (Unhedged)

Global Bond Fund (U.S. Dollar-Hedged)

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		14
Financial Highlights		16
Statements of Assets and Liabilities		22
Statements of Operations		24
Statements of Changes in Net Assets		26
Notes to Financial Statements		104
Report of Independent Registered Public Accounting Firm		118
Glossary		119
Federal Income Tax Information		120
Management of the Trust		121
Privacy Policy		123

FUND	Fund Summary	Schedule of Investments

Developing Local Markets Fund	6	28
Emerging Local Bond Fund	7	37
Emerging Markets and Infrastructure Bond Fund	8	47
Emerging Markets Bond Fund	9	52
Foreign Bond Fund (Unhedged)	10	61
Foreign Bond Fund (U.S. Dollar-Hedged)	11	73
Global Bond Fund (Unhedged)	12	85
Global Bond Fund (U.S. Dollar-Hedged)	13	95

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com,
1-800-927-4648.

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

What a difference a year makes. In March 2009, financial markets generally reached their lows in response to one of the most severe systemic market crises since the Great Depression. Over the past twelve months, however, significant government intervention focused on unprecedented fiscal stimulus and near zero short-term interest rates helped to stabilize financial markets. As a result, risk sectors such as equity and high-yield credit benefited and rebounded in a methodic rally throughout the year.

In this environment, and broadly across all potential market environments, we look for ways to position our clients’ portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties. By designing and implementing global investment solutions for our clients, we can guide them through the investment journey. This becomes increasingly important as we look to meet the challenges associated with unwinding the significant excess monetary reserves created through quantitative easing policies and government asset purchase programs in the U.S., a rising sovereign debt burden, and the evolving reality of a desynchronized global economic recovery.

We are pleased that on January 12, 2010, Morningstar® named Bill Gross Fixed-Income Fund Manager of the Decade. This honor is particularly satisfying recognition reflecting the work of Bill Gross and a very talented and flexible team of PIMCO investment professionals in challenging and changing market conditions over the first decade of this new century.

Included below are highlights of the financial markets during our twelve-month fiscal reporting period:

■

The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25% and the Bank of England kept its key-lending rate at 0.50%, while the European Central Bank reduced its overnight rate by 0.25% to 1.00%. The Bank of Japan maintained its lending rate at 0.10%.

■

Returns on corporate bonds, mortgage-backed securities (“MBS”), and asset-backed securities (“ABS”) were positive as investors moved into higher yielding, riskier asset classes. The benchmark ten-year U.S. Treasury note yielded 3.83% at the end of the reporting period, or 1.12% higher than at March 31, 2009. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 7.69% for the reporting period.

■

Corporate bonds, especially high-yield bonds, were among the best performing fixed-income asset classes during the reporting period. Credit premiums continued to tighten, prompting strong new issuance in both the investment-grade and high-yield corporate bond markets. Improving corporate balance sheets among the largest corporations, as compared to a deteriorating U.S. government balance sheet, encouraged investors to prefer corporate bonds over U.S. Treasury securities.

■

Agency MBS performed better than comparable U.S. Treasury securities due in part to the success of the Federal Reserve’s MBS Purchase Program, which absorbed $1.25 trillion of Agency MBS since the program’s inception. Non-Agency MBS also performed well as a lack of new issuance over the last two years and anticipated demand from the U.S. Government’s Public-Private Investment Program caused prices to move higher. In the ABS market, the U.S. Government’s Term Asset- Backed Securities Loan Facility (“TALF”) was successful in inducing investor demand for high-quality consumer ABS.

2	PIMCO Funds	International Institutional Funds

■

Municipal bonds outperformed comparable U.S. Treasury securities as investors moved into higher yielding asset classes. The strong performance within the municipal bond sector was led by consistent demand from investors and lower tax-exempt supply due in large part to the Build America Bond program. The Barclays Capital Municipal Bond Index returned 9.69% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) outperformed their nominal U.S. Treasury counterparts as breakeven inflation levels (or the difference between nominal and real yields) moved higher. Real yields declined while nominal yields generally rose as markets stabilized with signs of an economic recovery and the potential for an increase in inflation becoming more apparent. The Barclays Capital U.S. TIPS Index returned 6.18% for the reporting period. In addition, commodities index returns were positive, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 20.53% for the reporting period.

■

Emerging market (“EM”) bonds denominated in both U.S. dollars and local EM currencies performed well during the reporting period. Increasing concern over sovereign debt levels towards the latter part of the reporting period, namely in Greece and in some other developed countries, caused EM credit premiums to grow, but ultimately benefited EM returns given the generally stronger initial conditions and growth outlook of EM countries.

■

Equity markets worldwide trended higher as investors returned due to the low value of certain equities and the peak in the liquidation cycle in early March 2009. U.S. equities, as measured by the S&P 500 Index, returned 49.77% and international equities, as represented by the MSCI World Index, returned 52.37% for the reporting period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Funds

May 14, 2010

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

The Fund Manager of the Decade award, which is a new award from Morningstar, recognizes fund managers who have achieved excellent risk-adjusted results over the past ten years (2000-2009) and have an established record of serving shareholders well. While the awards focus on performance over the past decade, Morningstar takes into consideration other factors, including the fund manager’s strategy, approach to risk, size of the fund, and stewardship. Both individual fund managers and management teams are eligible, and being a previous winner of the Morningstar Fund Manager of the Year award isn’t a prerequisite. Morningstar’s fund analysts select the Fund Manager of the Decade award winners based on Morningstar’s proprietary research and in-depth evaluation.

Annual Report	March 31, 2010	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, leveraging risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Annual Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class and Class D shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Class P, Administrative Class and Class D shares, performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class and Class D shares, respectively. The Class P shares of the following Funds were first offered in (month/year): Developing Local Markets Fund (4/08), Emerging Markets Bond Fund (4/08), Foreign Bond Fund (Unhedged) (4/08), Foreign Bond Fund (U.S. Dollar-Hedged) (4/08), Global Bond Fund (U.S. Dollar-Hedged) (4/08), and Emerging Local Bond Fund (5/08). The Administrative Class shares of the Funds were first offered in (month/year): Global Bond Fund (Unhedged) (7/96), Foreign Bond Fund (U.S. Dollar-Hedged) (1/97), Emerging Markets Bond Fund (9/98), Global Bond Fund (U.S. Dollar-Hedged) (9/03), Foreign Bond Fund (Unhedged) (2/06), Developing Local Markets Fund (9/06), and Emerging Local Bond Fund (10/07). The Class D shares of the following Funds were first offered in (month/year): Foreign Bond Fund (U.S. Dollar-Hedged) (4/98), Emerging Markets Bond Fund (3/00), Foreign Bond Fund (Unhedged) (4/04), Developing Local Markets Fund (5/05), Emerging Local Bond Fund (7/07), and Global Bond Fund (Unhedged) (7/08). All other Funds in this Annual Report do not currently offer Class P, Administrative Class and Class D shares.

4	PIMCO Funds	International Institutional Funds

A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Since Class A shares were offered since the inception of Global Bond Fund (U.S. Dollar-Hedged), performance for periods prior to the inception date of the Institutional, Administrative Classes and Class P are based on the historical performance of Class A shares, adjusted to reflect that the Institutional, Administrative Classes and Class P do not have a sales charge, and the different operating expenses associated with the Institutional Class, Administrative Class and Class P, such as distribution and/or service fees (Administrative Class only) and other fee charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class and Class D only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds is from October 1, 2009 to March 31, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2010	5

PIMCO Developing Local Markets Fund

Institutional Class - PLMIX	Class P - PLMPX
Administrative Class - PDEVX	Class D - PLMDX

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

United States	28.4%
Short-Term Instruments	27.4%
Mexico	8.1%
Brazil	5.6%
United Kingdom	5.2%
Other	25.3%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010
	1 Year	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Institutional Class	29.94%	7.40%
PIMCO Developing Local Markets Fund Class P	29.82%	7.30%
PIMCO Developing Local Markets Fund Administrative Class	29.62%	7.13%
PIMCO Developing Local Markets Fund Class D	29.43%	6.96%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	17.92%	8.48%
Lipper Emerging Markets Debt Funds Average	36.36%	7.80%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 10/01/09, as supplemented to date, is 0.85% for the Institutional Class shares, 0.95% for the Class P shares, 1.10% for the Administrative Class shares, and 1.25% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,044.14	$1,043.64	$1,042.86	$1,042.06	$1,020.69	$1,020.19	$1,019.45	$1,018.70
Expenses Paid During Period†	$4.33	$4.84	$5.60	$6.36	$4.28	$4.78	$5.54	$6.29

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.85% for Institutional Class, 0.95% for Class P, 1.10% for Administrative Class, and 1.25% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Developing Local Markets Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or fixed-income instruments denominated in currencies of, developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years.

»	An overweight to Brazil benefited returns as the Brazil sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) (the “benchmark”) for the period.

»	An overweight to Poland benefited performance as the Poland sub index outperformed the benchmark for the period.

»	An off-benchmark exposure to high-quality financials benefited performance as financials outperformed the benchmark for the period.

»	An overweight to China detracted from returns as the Chinese sub index underperformed the benchmark for the period.

»	An underweight to Hungary detracted from performance as the Hungary sub index outperformed the benchmark for the period.

»	An underweight to Russia detracted from performance as the Russia sub index outperformed the benchmark for the period.

6	PIMCO Funds	International Institutional Funds

PIMCO Emerging Local Bond Fund

Institutional Class - PELBX	Class P - PELPX
Administrative Class - PEBLX	Class D - PLBDX

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial invested amount for Institutional Class, Class P or Administrative Class Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Mexico	16.2%
Brazil	10.6%
United States	9.2%
Poland	9.1%
Indonesia	8.1%
South Africa	7.3%
Hungary	6.3%
Turkey	5.8%
Thailand	5.4%
Short-Term Instruments	5.4%
Other	16.6%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010

	1 Year	Fund Inception (12/29/06)
PIMCO Emerging Local Bond Fund Institutional Class	42.71%	10.20%
PIMCO Emerging Local Bond Fund Class P	42.65%	10.11%
PIMCO Emerging Local Bond Fund Administrative Class	42.38%	9.93%
PIMCO Emerging Local Bond Fund Class D	42.12%	9.75%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	36.63%	11.88%	*
Lipper Emerging Markets Debt Funds Average	36.36%	6.43%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 12/31/06.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 10/01/09, as supplemented to date, is 0.90% for the Institutional Class shares, 1.00% for the Class P shares, 1.15% for the Administrative Class shares, and 1.35% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,093.09	$1,092.95	$1,091.80	$1,090.66	$1,020.44	$1,019.95	$1,019.20	$1,018.20
Expenses Paid During Period†	$4.70	$5.22	$6.00	$7.04	$4.53	$5.04	$5.79	$6.79

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Institutional Class, 1.00% for Class P, 1.15% for Administrative Class, and 1.35% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Local Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

An underweight to Thailand contributed to performance as the Thailand sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified (Unhedged) (the “benchmark”) for the period.

»	An underweight to Chile added to relative performance as the Chile sub index underperformed the benchmark for the period.

»	An overweight to Mexico detracted from performance as the Mexico sub index underperformed the benchmark for the period.

»	An underweight to Russia detracted from relative performance as the Russia sub index outperformed the benchmark for the period.

Annual Report	March 31, 2010	7

PIMCO Emerging Markets and Infrastructure Bond Fund

Institutional Class - PEMIX

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class is $5,000,000.

Allocation Breakdown‡

Russia	17.0%
Brazil	15.8%
Mexico	11.8%
Indonesia	6.5%
Kazakhstan	6.1%
Cayman Islands	5.3%
Short-Term Instruments	3.5%
Other	34.0%
‡	% of Total Investments as of 03/31/10

Cumulative Total Return for the period March 31, 2010
	Fund Inception (07/01/09)
PIMCO Emerging Markets and Infrastructure Bond Fund Institutional Class	18.50%
JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	19.42%	*
Lipper Emerging Markets Debt Funds Average	18.94%	*

All Fund returns are net of fees and expenses.

* Cumulative return since 06/30/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/01/09, as supplemented to date, is 1.27% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,082.33	$1,018.70
Expenses Paid During Period†	$6.49	$6.29

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.25% for Institutional Class) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets and Infrastructure Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio consisting of fixed-income instruments that are economically tied to emerging market countries and fixed-income instruments that are issued by infrastructure entities, projects or assets, all of which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	The Fund commenced operations on July 1, 2009.

»

An overweight to Russia contributed to performance as the Russia sub index outperformed the JPMorgan Corporate Emerging Markets Bond Index Diversified (USD Unhedged) (the “benchmark”) for the period since the Fund’s inception.

»	An overweight to Mexico contributed to performance as the Mexico sub index outperformed the benchmark for the period since the Fund’s inception.

»	An overweight to Brazil detracted from performance as the Brazil sub index underperformed the benchmark for the period since the Fund’s inception.

»	An underweight to Jamaica detracted from performance as the Jamaica sub index outperformed the benchmark for the period since the Fund’s inception.

8	PIMCO Funds	International Institutional Funds

PIMCO Emerging Markets Bond Fund

Institutional Class - PEBIX	Class P - PEMPX
Administrative Class - PEBAX	Class D - PEMDX

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Russia	18.6%
Brazil	14.3%
Mexico	11.5%
Indonesia	7.4%
Short-Term Instruments	7.0%
Panama	5.5%
Colombia	5.2%
Other	30.5%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010
	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Institutional Class	32.21%	9.02%	13.42%	11.70%
PIMCO Emerging Markets Bond Fund Class P	32.08%	8.91%	13.31%	11.59%
PIMCO Emerging Markets Bond Fund Administrative Class	31.88%	8.75%	13.14%	11.42%
PIMCO Emerging Markets Bond Fund Class D	31.67%	8.59%	12.98%	11.27%
JPMorgan Emerging Markets Bond Index (EMBI) Global	29.15%	9.27%	10.27%	9.17%
Lipper Emerging Markets Debt Funds Average	36.36%	8.50%	10.98%	8.81%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 10/01/09, as supplemented to date, is 0.86% for the Institutional Class shares, 0.96% for the Class P shares, 1.11% for the Administrative Class shares, and 1.28% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,068.61	$1,068.05	$1,067.26	$1,066.36	$1,020.79	$1,020.29	$1,019.55	$1,018.70
Expenses Paid During Period†	$4.28	$4.80	$5.57	$6.44	$4.18	$4.68	$5.44	$6.29

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.83% for Institutional Class, 0.93% for Class P, 1.08% for Administrative Class, and 1.25% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to countries with emerging market countries, which may be represented by forwards or derivatives such as options, futures, contracts, or swap agreements.

»

An overweight to emerging market (“EM”) corporate and quasi sovereign credits benefited relative performance. EM corporates, as represented by the JPMorgan Corporate Emerging Markets Bond Index (“CEMBI”), returned 39.29% and outperformed EM sovereigns, as represented by the JPMorgan Emerging Markets Bond Index Global (“EMBIG”), which returned 29.15% during the period.

»	An underweight to Chinese external debt added to performance as the China sub index underperformed the JPMorgan EMBIG during the period.

»	An underweight to Malaysia benefited relative performance as the Malaysia sub index underperformed the JPMorgan EMBIG during the period.

»	An underweight to Venezuela detracted from relative performance as the Venezuela sub index outperformed the JPMorgan EMBIG during the period.

»	An underweight to Ukraine detracted from performance as the Ukraine sub index outperformed the JPMorgan EMBIG during the period.

»	An underweight to Argentina detracted from performance as the Argentina sub index outperformed the JPMorgan EMBIG during the period.

Annual Report	March 31, 2010	9

PIMCO Foreign Bond Fund (Unhedged)

Institutional Class - PFUIX	Class P - PFUPX
Administrative Class - PFUUX	Class D - PFBDX

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

United States	22.9%
Germany	20.1%
France	14.7%
United Kingdom	10.2%
Netherlands	8.5%
Australia	7.6%
Japan	5.2%
Short-Term Instruments	2.0%
Other	8.8%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010
	1 Year	5 Years	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Institutional Class	29.02%	5.28%	6.35%
PIMCO Foreign Bond Fund (Unhedged) Class P	28.90%	5.18%	6.24%
PIMCO Foreign Bond Fund (Unhedged) Administrative Class	28.69%	5.02%	6.08%
PIMCO Foreign Bond Fund (Unhedged) Class D	28.51%	4.84%	5.89%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	8.12%	4.82%	6.02%
Lipper International Income Funds Average	15.84%	4.48%	5.38%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, P Class, Administrative Class, and D Class prospectus dated 10/01/09, as supplemented to date, is 0.87% for the Institutional Class shares, 0.99% for the Class P shares, 1.12% for the Administrative Class shares, and 1.27% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$997.35	$996.86	$996.11	$995.35	$1,022.44	$1,021.94	$1,021.19	$1,020.44
Expenses Paid During Period†	$2.49	$2.99	$3.73	$4.48	$2.52	$3.02	$3.78	$4.53

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.60% for Class P, 0.75% for Administrative Class, and 0.90% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An underweight to U.K. duration (or sensitivity to changes in market interest rates) since November 2009 contributed to performance as ten-year U.K. Gilt yields rose.

»	An underweight to Japanese duration via the long-end of the yield curve contributed to performance as long-term interest rates moved higher during the period.

»	An overweight to Australian duration detracted from performance as interest rates in the country increased during the period.

»	Holdings of corporate bonds, especially those of select financial companies, contributed to performance as spreads on these bonds narrowed during the period.

»	Positions in Agency mortgage-backed securities (“MBS”), non-Agency MBS and asset-backed securities contributed to performance as prices on these securities appreciated during the period.

»

Exposure to a basket of emerging market currencies, which included primarily the Brazilian real and Korean won, contributed to performance as several of these currencies appreciated relative to the U.S. dollar during the period.

10	PIMCO Funds	International Institutional Funds

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Institutional Class - PFORX	Class P - PFBPX
Administrative Class - PFRAX	Class D - PFODX

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

United States	28.4%
Germany	23.0%
Japan	11.2%
France	11.1%
United Kingdom	6.5%
Canada	5.4%
Short-Term Instruments	1.8%
Other	12.6%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010
	1 Year	5 Years	10 Years	Fund Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	22.82%	6.11%	6.64%	7.94%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class P	22.70%	6.01%	6.54%	7.84%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Administrative Class	22.51%	5.84%	6.40%	7.68%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class D	22.34%	5.65%	6.18%	7.47%
JPMorgan GBI Global ex-US Index Hedged in USD	3.42%	4.77%	5.26%	6.87%	*
Lipper International Income Funds Average	15.84%	4.48%	6.36%	6.19%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 10/01/09, as supplemented to date, is 0.70% for the Institutional Class shares, 0.62% for the Class P shares, 0.95% for the Administrative Class, shares and 1.10% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,057.47	$1,056.93	$1,056.13	$1,055.37	$1,022.44	$1,021.94	$1,021.19	$1,020.44
Expenses Paid During Period†	$2.56	$3.08	$3.84	$4.61	$2.52	$3.02	$3.78	$4.53

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.60% for Class P, 0.75% for Administrative Class, and 0.90% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Portfolios managed to a U.S. dollar hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that are hedged to the U.S. dollar generally underperformed unhedged portfolios over the period, as the U.S. dollar underperformed most major currencies.

»	An underweight to U.K. duration (or sensitivity to changes in market interest rates) since November 2009 contributed to performance as ten-year U.K. Gilt yields rose.

»	An underweight to Japanese duration via the long-end of the yield curve contributed to performance as long-term interest rates moved higher during the period.

»	An overweight to Australian duration detracted from performance as interest rates in the country increased during the period.

»	Holdings of corporate bonds, especially those of select financial companies, contributed to performance as spreads on these bonds narrowed during the period.

»	Positions in both Agency mortgage-backed securities (“MBS”) and non-Agency MBS contributed to performance as prices on these securities appreciated during the period.

»

Exposure to a basket of emerging market currencies, which included primarily the Brazilian real and Korean won, contributed to performance as several of these currencies appreciated relative to the U.S. dollar during the period.

Annual Report	March 31, 2010	11

PIMCO Global Bond Fund (Unhedged)

Institutional Class - PIGLX	Class D - PGBDX
Administrative Class - PADMX

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional or Administrative Class Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

United States	27.9%
Germany	18.2%
France	12.4%
Japan	9.2%
Australia	8.1%
United Kingdom	7.5%
Canada	6.2%
Short-Term Instruments	1.8%
Other	8.7%
‡	% of Total Investments as of 03/31/2010

Average Annual Total Return for the period ended March 31, 2010
	1 Year	5 Years	10 Years	Fund Inception (11/23/93)
PIMCO Global Bond Fund (Unhedged) Institutional Class	23.27%	5.05%	7.36%	6.92%
PIMCO Global Bond Fund (Unhedged) Administrative Class	22.96%	4.79%	7.10%	6.67%
PIMCO Global Bond Fund (Unhedged) Class D	22.78%	4.63%	6.93%	6.50%
JPMorgan GBI Global FX NY Index Unhedged in USD**	5.80%	4.92%	6.53%	6.20%	*
Lipper Global Income Funds Average	19.94%	4.81%	6.29%	6.22%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 11/30/93.

**The inception date for the JPMorgan GBI Global FX NY Index Unhedged in USD was 05/03/2004. Prior to 05/03/2004, the performance of the JPMorgan GBI Global Index is shown.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Administrative Class, and Class D prospectus dated 10/01/09, as supplemented to date, is 0.91% for the Institutional Class shares, 1.16% for the Administrative Class shares, and 1.11% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class D	Institutional Class	Administrative Class	Class D
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,003.98	$1,002.72	$1,001.92	$1,022.19	$1,020.94	$1,020.19
Expenses Paid During Period†	$2.75	$3.99	$4.74	$2.77	$4.03	$4.78

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.55% for Institutional Class, 0.80% for Administrative Class, and 0.95% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	An underweight to U.K. duration (or sensitivity to changes in market interest rates) since November 2009 contributed to performance as ten-year U.K. Gilt yields rose during the period.

»	An underweight to Japanese duration via the long-end of the yield curve contributed to performance as long-term interest rates moved higher during the period.

»	An overweight to Australian duration detracted from performance as interest rates in the country increased during the period.

»	Holdings of corporate bonds, especially those of select financial companies, contributed to performance as spreads on these bonds narrowed during the period.

»	Positions in both Agency mortgage-backed securities (“MBS”) and non-Agency MBS contributed to performance as prices on these securities appreciated during the period.

»

Exposure to a basket of emerging market currencies, which included primarily the Brazilian real and Korean won, contributed to performance as several of these currencies appreciated relative to the U.S. dollar during the period.

12	PIMCO Funds	International Institutional Funds

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Institutional Class - PGBIX	Class P - PGNPX
Administrative Class - PGDAX

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

United States	25.0%
Germany	23.1%
France	13.9%
Australia	8.2%
Japan	8.2%
Canada	6.9%
United Kingdom	6.1%
Short-Term Instruments	1.2%
Other	7.4%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010
	1 Year	5 Years	10 Years	Fund Inception (10/02/95)
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Institutional Class	17.70%	5.44%	6.51%	7.14%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class P	17.59%	5.33%	6.41%	7.03%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Administrative Class	17.47%	5.20%	6.24%	6.87%
JPMorgan GBI Global Hedged in USD	2.18%	4.86%	5.44%	6.41%	*
Lipper Global Income Funds Average	19.94%	4.81%	6.29%	6.31%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 09/30/95.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Administrative Class prospectus dated 10/01/09, as supplemented to date, is 1.04% for the Institutional Class shares, 1.16% for the Class P shares, and 1.29% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Institutional Class	Class P	Administrative Class
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,043.70	$1,043.17	$1,042.52	$1,022.19	$1,021.69	$1,020.94
Expenses Paid During Period†	$2.80	$3.31	$4.07	$2.77	$3.28	$4.03

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.55% for Institutional Class, 0.65% for Class P, and 0.80% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Portfolios managed to a U.S. dollar hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that are hedged to the U.S. dollar generally underperformed unhedged portfolios over the period, as the U.S. dollar underperformed most major currencies.

»	An underweight to U.K. duration (or sensitivity to changes in market interest rates) since November 2009 contributed to performance as ten-year U.K. Gilt yields rose during the period.

»	An underweight to Japanese duration via the long-end of the yield curve contributed to performance as long-term interest rates moved higher during the period.

»	An overweight to Australian duration detracted from performance as interest rates in the country increased during the period.

»	Holdings of corporate bonds, especially those of select financial companies, contributed to performance as spreads on these bonds narrowed during the period.

»	Positions in Agency mortgage-backed securities (“MBS”), non-Agency MBS and asset-backed securities contributed to performance as prices on these securities appreciated during the period.

»

Exposure to a basket of emerging market currencies, which included primarily the Brazilian real and Korean won, contributed to performance as several of these currencies appreciated relative to the U.S. dollar during the period.

Annual Report	March 31, 2010	13

Benchmark Descriptions

Index	Description

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment—grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	The JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) is a uniquely weighted version of the CEMBI index. It limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Markets Bond Index (EMBI) Global	JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global FX NY Index Unhedged in USD	JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global Hedged in USD	JPMorgan GBI Global Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index.

14	PIMCO Funds	International Institutional Funds

Index	Description

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Since June 2007 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2010	15

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Developing Local Markets Fund
Institutional Class
03/31/2010	$8.07	$0.23	$2.17	$2.40	$(0.15)	$0.00	$(0.08)
03/31/2009	10.81	0.39	(2.57)	(2.18)	(0.37)	(0.19)	0.00
03/31/2008	10.79	0.51	1.05	1.56	(0.51)	(1.03)	0.00
03/31/2007	10.46	0.48	0.58	1.06	(0.48)	(0.25)	0.00
05/31/2005 - 03/31/2006	10.00	0.30	0.46	0.76	(0.27)	(0.03)	0.00
Class P
03/31/2010	8.07	0.21	2.18	2.39	(0.14)	0.00	(0.08)
04/30/2008 - 03/31/2009	10.92	0.33	(2.67)	(2.34)	(0.32)	(0.19)	0.00
Administrative Class
03/31/2010	8.07	0.20	2.18	2.38	(0.13)	0.00	(0.08)
03/31/2009	10.81	0.38	(2.59)	(2.21)	(0.34)	(0.19)	0.00
03/31/2008	10.79	0.44	1.10	1.54	(0.49)	(1.03)	0.00
09/30/2006 - 03/31/2007	10.48	0.23	0.56	0.79	(0.23)	(0.25)	0.00
Class D
03/31/2010	8.07	0.19	2.17	2.36	(0.11)	0.00	(0.08)
03/31/2009	10.81	0.36	(2.58)	(2.22)	(0.33)	(0.19)	0.00
03/31/2008	10.79	0.46	1.06	1.52	(0.47)	(1.03)	0.00
03/31/2007	10.46	0.44	0.58	1.02	(0.44)	(0.25)	0.00
05/31/2005 - 03/31/2006	10.00	0.27	0.45	0.72	(0.23)	(0.03)	0.00

Emerging Local Bond Fund
Institutional Class
03/31/2010	$7.77	$0.56	$2.68	$3.24	$(0.63)	$0.00	$0.00
03/31/2009	9.87	0.52	(2.10)	(1.58)	(0.14)	0.00	(0.38)
03/31/2008	9.99	0.67	0.64	1.31	(0.70)	(0.73)	0.00
12/29/2006 - 03/31/2007	10.00	0.15	(0.03)	0.12	(0.13)	0.00	0.00
Class P
03/31/2010	7.77	0.54	2.70	3.24	(0.63)	0.00	0.00
05/30/2008 - 03/31/2009	9.91	0.38	(2.10)	(1.72)	(0.07)	0.00	(0.35)
Administrative Class
03/31/2010	7.77	0.52	2.70	3.22	(0.61)	0.00	0.00
03/31/2009	9.87	0.56	(2.16)	(1.60)	(0.08)	0.00	(0.42)
10/16/2007 - 03/31/2008	10.65	0.28	(0.02)	0.26	(0.31)	(0.73)	0.00
Class D
03/31/2010	7.77	0.51	2.69	3.20	(0.59)	0.00	0.00
03/31/2009	9.87	0.51	(2.12)	(1.61)	(0.09)	0.00	(0.40)
07/31/2007 - 03/31/2008	10.27	0.40	0.43	0.83	(0.50)	(0.73)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.40%.
(c)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to an annual rate of 0.55%.
(d)	Effective October 1, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to an annual rate of 0.45%.
(e)	Effective October 1, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to an annual rate of 0.55%.

16	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.23)	$10.24	29.94%	$2,111,435	0.85%		0.85%		0.85%		0.85%		2.34%		190%
(0.56)	8.07	(20.61)	1,556,487	0.85		0.85		0.85		0.85		3.95		95
(1.54)	10.81	15.10	4,266,684	0.85		0.85		0.85		0.85		4.64		31
(0.73)	10.79	10.45	2,862,054	0.85		0.85		0.85		0.85		4.55		11
(0.30)	10.46	7.66	1,644,442	0.86	*(b)	0.86	*(b)	0.86	*(b)	0.86	*(b)	3.54	*	6

(0.22)	10.24	29.82	75,682	0.95		0.95		0.95		0.95		2.06		190
(0.51)	8.07	(21.73)	8	0.95	*	0.95	*	0.95	*	0.95	*	3.76	*	95

(0.21)	10.24	29.62	5,867	1.10		1.10		1.10		1.10		2.14		190
(0.53)	8.07	(20.83)	4,965	1.10		1.10		1.10		1.10		3.68		95
(1.52)	10.81	14.83	24,961	1.10		1.10		1.10		1.10		4.03		31
(0.48)	10.79	8.09	11	1.10	*	1.10	*	1.10	*	1.10	*	4.39	*	11

(0.19)	10.24	29.43	284,522	1.25		1.25		1.25		1.25		1.92		190
(0.52)	8.07	(20.93)	145,921	1.25		1.25		1.25		1.25		3.57		95
(1.50)	10.81	14.65	565,027	1.25		1.25		1.25		1.25		4.20		31
(0.69)	10.79	10.01	352,533	1.25		1.25		1.25		1.25		4.13		11
(0.26)	10.46	7.26	224,896	1.25	*(c)	1.25	*(c)	1.25	*(c)	1.25	*(c)	3.19	*	6

$(0.63)	$10.38	42.71%	$1,950,140	0.92	%(d)	0.92	%(d)	0.92	%(d)	0.92	%(d)	5.85%		174%
(0.52)	7.77	(16.41)	1,510,836	0.95		0.95		0.95		0.95		6.03		78
(1.43)	9.87	13.55	1,653,663	0.95		0.95		0.95		0.95		6.53		67
(0.13)	9.99	1.24	622,414	1.15	*	1.20	*	1.14	*	1.18	*	6.13	*	15

(0.63)	10.38	42.65	70,278	1.02	(e)	1.02	(e)	1.02	(e)	1.02	(e)	5.41		174
(0.42)	7.77	(17.62)	656	1.05	*	1.05	*	1.05	*	1.05	*	5.83	*	78

(0.61)	10.38	42.38	252,079	1.17	(d)	1.17	(d)	1.17	(d)	1.17	(d)	5.16		174
(0.50)	7.77	(16.63)	1,026	1.20		1.20		1.20		1.20		5.84		78
(1.04)	9.87	2.55	17,690	1.20	*	1.20	*	1.20	*	1.20	*	6.23	*	67

(0.59)	10.38	42.12	507,104	1.35		1.35		1.35		1.35		5.09		174
(0.49)	7.77	(16.74)	4,698	1.35		1.35		1.35		1.35		5.63		78
(1.23)	9.87	8.27	11,040	1.32	*	1.32	*	1.32	*	1.32	*	6.00	*	67

Annual Report	March 31, 2010	17

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Emerging Markets and Infrastructure Bond Fund
Institutional Class
07/01/2009 - 03/31/2010	$10.00	$0.48	$1.33	$1.81	$(0.47)	$(0.05)	$0.00

Emerging Markets Bond Fund
Institutional Class
03/31/2010	$8.55	$0.55	$2.14	$2.69	$(0.12)	$0.00	$(0.48)
03/31/2009	10.68	0.59	(1.93)	(1.34)	(0.69)	(0.10)	0.00
03/31/2008	11.13	0.60	(0.07)	0.53	(0.65)	(0.33)	0.00
03/31/2007	11.14	0.58	0.57	1.15	(0.62)	(0.54)	0.00
03/31/2006	10.58	0.60	0.92	1.52	(0.62)	(0.34)	0.00
Class P
03/31/2010	8.55	0.53	2.15	2.68	(0.10)	0.00	(0.49)
04/30/2008 - 03/31/2009	10.79	0.54	(2.06)	(1.52)	(0.62)	(0.10)	0.00
Administrative Class
03/31/2010	8.55	0.53	2.14	2.67	(0.10)	0.00	(0.48)
03/31/2009	10.68	0.55	(1.92)	(1.37)	(0.66)	(0.10)	0.00
03/31/2008	11.13	0.57	(0.07)	0.50	(0.62)	(0.33)	0.00
03/31/2007	11.14	0.56	0.56	1.12	(0.59)	(0.54)	0.00
03/31/2006	10.58	0.57	0.92	1.49	(0.59)	(0.34)	0.00
Class D
03/31/2010	8.55	0.51	2.14	2.65	(0.08)	0.00	(0.48)
03/31/2009	10.68	0.55	(1.93)	(1.38)	(0.65)	(0.10)	0.00
03/31/2008	11.13	0.56	(0.07)	0.49	(0.61)	(0.33)	0.00
03/31/2007	11.14	0.54	0.57	1.11	(0.58)	(0.54)	0.00
03/31/2006	10.58	0.55	0.92	1.47	(0.57)	(0.34)	0.00

Foreign Bond Fund (Unhedged)
Institutional Class
03/31/2010	$8.02	$0.39	$1.92	$2.31	$(0.34)	$0.00	$0.00
03/31/2009	11.54	0.50	(2.59)	(2.09)	(0.32)	(1.00)	(0.11)
03/31/2008	10.21	0.42	1.64	2.06	(0.40)	(0.33)	0.00
03/31/2007	9.90	0.38	0.35	0.73	(0.35)	(0.07)	0.00
03/31/2006	10.83	0.35	(0.96)	(0.61)	(0.10)	0.00	(0.22)
Class P
03/31/2010	8.02	0.35	1.95	2.30	(0.33)	0.00	0.00
04/30/2008 - 03/31/2009	11.18	0.45	(2.23)	(1.78)	(0.27)	(1.00)	(0.11)
Administrative Class
03/31/2010	8.02	0.42	1.86	2.28	(0.31)	0.00	0.00
03/31/2009	11.54	0.48	(2.60)	(2.12)	(0.29)	(1.00)	(0.11)
03/31/2008	10.21	0.39	1.64	2.03	(0.37)	(0.33)	0.00
03/31/2007	9.90	0.37	0.34	0.71	(0.33)	(0.07)	0.00
02/28/2006 - 03/31/2006	10.00	0.03	(0.10)	(0.07)	0.00	0.00	(0.03)
Class D
03/31/2010	8.02	0.34	1.93	2.27	(0.30)	0.00	0.00
03/31/2009	11.54	0.46	(2.60)	(2.14)	(0.27)	(1.00)	(0.11)
03/31/2008	10.21	0.37	1.64	2.01	(0.35)	(0.33)	0.00
03/31/2007	9.90	0.35	0.34	0.69	(0.31)	(0.07)	0.00
03/31/2006	10.83	0.30	(0.96)	(0.66)	(0.05)	0.00	(0.22)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2009, the Fund’s supervisory and administrative fee was reduced by 0.02% to an annual rate of 0.38%.
(c)	Effective October 1, 2009, the Fund’s supervisory and administrative fee was reduced by 0.02% to an annual rate of 0.48%.
(d)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to an annual rate of 0.40%.

18	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.52)	$11.29	18.50%	$162,653	1.25	%*	1.40	%*	1.25	%*	1.40	%*	5.80	%*	119%

$(0.60)	$10.64	32.21%	$1,999,540	0.85	%(b)	0.85	%(b)	0.84	%(b)	0.84	%(b)	5.58%		185%
(0.79)	8.55	(12.67)	1,815,799	0.88		0.88		0.85		0.85		6.29		220
(0.98)	10.68	4.99	2,624,644	0.85		0.85		0.85		0.85		5.51		148
(1.16)	11.13	10.76	1,758,895	0.85		0.85		0.85		0.85		5.25		238
(0.96)	11.14	14.72	2,145,193	0.85		0.85		0.85		0.85		5.36		280

(0.59)	10.64	32.08	67,526	0.95	(c)	0.95	(c)	0.94	(c)	0.94	(c)	5.23		185
(0.72)	8.55	(14.12)	48	0.98	*	0.98	*	0.95	*	0.95	*	6.60	*	220

(0.58)	10.64	31.88	14,172	1.10	(b)	1.10	(b)	1.09	(b)	1.09	(b)	5.30		185
(0.76)	8.55	(12.89)	9,601	1.13		1.13		1.10		1.10		6.13		220
(0.95)	10.68	4.72	18,827	1.10		1.10		1.10		1.10		5.26		148
(1.13)	11.13	10.48	30,661	1.10		1.10		1.10		1.10		5.00		238
(0.93)	11.14	14.43	23,798	1.10		1.10		1.10		1.10		5.10		280

(0.56)	10.64	31.67	233,530	1.26		1.26		1.25		1.25		5.10		185
(0.75)	8.55	(13.02)	113,093	1.28		1.28		1.25		1.25		5.81		220
(0.94)	10.68	4.58	176,334	1.25		1.25		1.25		1.25		5.11		148
(1.12)	11.13	10.33	202,100	1.25		1.25		1.25		1.25		4.87		238
(0.91)	11.14	14.26	275,827	1.25		1.25		1.25		1.25		4.96		280

$(0.34)	$9.99	29.02%	$1,680,425	0.51%		0.51%		0.50%		0.50%		4.00%		485%
(1.43)	8.02	(18.22)	997,286	0.87		0.87		0.50		0.50		5.10		653
(0.73)	11.54	21.00	1,791,483	0.81		0.81		0.50		0.50		3.97		798
(0.42)	10.21	7.47	1,199,990	0.50		0.50		0.50		0.50		3.79		644
(0.32)	9.90	(5.72)	1,076,199	0.50		0.50		0.50		0.50		3.38		480

(0.33)	9.99	28.90	56,617	0.61		0.61		0.60		0.60		3.48		485
(1.38)	8.02	(15.92)	28	0.99	*	0.99	*	0.60	*	0.60	*	5.14	*	653

(0.31)	9.99	28.69	25,250	0.80		0.80		0.75		0.75		4.83		485
(1.40)	8.02	(18.42)	579,144	1.12		1.12		0.75		0.75		4.87		653
(0.70)	11.54	20.70	837,933	1.04		1.04		0.75		0.75		3.72		798
(0.40)	10.21	7.21	619,704	0.75		0.75		0.75		0.75		3.61		644
(0.03)	9.90	(0.74)	10	0.75	*	0.75	*	0.75	*	0.75	*	3.72	*	480

(0.30)	9.99	28.51	309,151	0.91		0.91		0.90		0.90		3.45		485
(1.38)	8.02	(18.57)	113,927	1.30	(d)	1.30	(d)	0.93	(d)	0.93	(d)	4.67		653
(0.68)	11.54	20.47	176,950	1.23		1.23		0.95		0.95		3.51		798
(0.38)	10.21	7.05	145,187	0.95		0.95		0.95		0.95		3.40		644
(0.27)	9.90	(6.15)	104,470	0.95		0.95		0.95		0.95		2.95		480

Annual Report	March 31, 2010	19

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Foreign Bond Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2010	$9.05	$0.45	$1.56	$2.01	$(0.38)	$(0.37)	$0.00
03/31/2009	10.39	0.45	(0.92)	(0.47)	(0.38)	(0.49)	0.00
03/31/2008	10.17	0.40	0.19	0.59	(0.37)	0.00	0.00
03/31/2007	10.30	0.36	0.05	0.41	(0.31)	(0.21)	(0.02)
03/31/2006	10.56	0.36	0.04	0.40	(0.33)	(0.33)	0.00
Class P
03/31/2010	9.05	0.42	1.58	2.00	(0.37)	(0.37)	0.00
04/30/2008 - 03/31/2009	10.29	0.41	(0.82)	(0.41)	(0.34)	(0.49)	0.00
Administrative Class
03/31/2010	9.05	0.43	1.56	1.99	(0.36)	(0.37)	0.00
03/31/2009	10.39	0.43	(0.93)	(0.50)	(0.35)	(0.49)	0.00
03/31/2008	10.17	0.37	0.20	0.57	(0.35)	0.00	0.00
03/31/2007	10.30	0.34	0.05	0.39	(0.29)	(0.21)	(0.02)
03/31/2006	10.56	0.34	0.03	0.37	(0.30)	(0.33)	0.00
Class D
03/31/2010	9.05	0.39	1.58	1.97	(0.34)	(0.37)	0.00
03/31/2009	10.39	0.41	(0.93)	(0.52)	(0.33)	(0.49)	0.00
03/31/2008	10.17	0.35	0.20	0.55	(0.33)	0.00	0.00
03/31/2007	10.30	0.32	0.05	0.37	(0.27)	(0.21)	(0.02)
03/31/2006	10.56	0.31	0.04	0.35	(0.28)	(0.33)	0.00

Global Bond Fund (Unhedged)
Institutional Class
03/31/2010	$8.12	$0.38	$1.50	$1.88	$(0.34)	$(0.21)	$0.00
03/31/2009	10.99	0.47	(2.07)	(1.60)	(0.32)	(0.88)	(0.07)
03/31/2008	9.83	0.39	1.32	1.71	(0.37)	(0.18)	0.00
03/31/2007	9.50	0.34	0.30	0.64	(0.31)	0.00	0.00
03/31/2006	10.16	0.33	(0.71)	(0.38)	(0.25)	0.00	(0.03)
Administrative Class
03/31/2010	8.12	0.36	1.49	1.85	(0.31)	(0.21)	0.00
03/31/2009	10.99	0.45	(2.07)	(1.62)	(0.30)	(0.88)	(0.07)
03/31/2008	9.83	0.37	1.31	1.68	(0.34)	(0.18)	0.00
03/31/2007	9.50	0.31	0.30	0.61	(0.28)	0.00	0.00
03/31/2006	10.16	0.29	(0.69)	(0.40)	(0.23)	0.00	(0.03)
Class D
03/31/2010	8.12	0.28	1.56	1.84	(0.30)	(0.21)	0.00
07/31/2008 - 03/31/2009	10.33	0.25	(1.34)	(1.09)	(0.18)	(0.88)	(0.06)

Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2010	$8.75	$0.36	$1.15	$1.51	$(0.32)	$(0.30)	$0.00
03/31/2009	9.92	0.44	(0.88)	(0.44)	(0.39)	(0.34)	0.00
03/31/2008	9.61	0.39	0.28	0.67	(0.36)	0.00	0.00
03/31/2007	9.66	0.34	0.07	0.41	(0.32)	(0.14)	0.00
03/31/2006	10.00	0.34	0.00	0.34	(0.31)	(0.37)	0.00
Class P
03/31/2010	8.75	0.33	1.17	1.50	(0.31)	(0.30)	0.00
04/30/2008 - 03/31/2009	9.80	0.40	(0.75)	(0.35)	(0.36)	(0.34)	0.00
Administrative Class
03/31/2010	8.75	0.31	1.18	1.49	(0.30)	(0.30)	0.00
03/31/2009	9.92	0.42	(0.88)	(0.46)	(0.37)	(0.34)	0.00
03/31/2008	9.61	0.37	0.28	0.65	(0.34)	0.00	0.00
03/31/2007	9.66	0.32	0.07	0.39	(0.30)	(0.14)	0.00
03/31/2006	10.00	0.32	(0.01)	0.31	(0.28)	(0.37)	0.00
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to an annual rate of 0.40%.

20	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.75)	$10.31	22.82%	$2,004,065	0.52%		0.52%		0.50%		0.50%		4.51%		411%
(0.87)	9.05	(4.34)	2,272,951	0.70		0.70		0.50		0.50		4.71		779
(0.37)	10.39	5.99	2,262,059	0.88		0.88		0.50		0.50		3.89		969
(0.54)	10.17	4.05	1,950,374	0.50		0.50		0.50		0.50		3.55		653
(0.66)	10.30	3.81	1,664,360	0.50		0.50		0.50		0.50		3.42		571

(0.74)	10.31	22.70	46,942	0.62		0.62		0.60		0.60		4.13		411
(0.83)	9.05	(3.76)	2,629	0.62	*	0.62	*	0.60	*	0.60	*	4.95	*	779

(0.73)	10.31	22.51	22,163	0.77		0.77		0.75		0.75		4.38		411
(0.84)	9.05	(4.58)	31,889	0.95		0.95		0.75		0.75		4.45		779
(0.35)	10.39	5.72	42,403	1.11		1.11		0.75		0.75		3.63		969
(0.52)	10.17	3.79	52,182	0.75		0.75		0.75		0.75		3.30		653
(0.63)	10.30	3.55	56,200	0.75		0.75		0.75		0.75		3.16		571

(0.71)	10.31	22.34	215,172	0.92		0.92		0.90		0.90		3.96		411
(0.82)	9.05	(4.75)	105,439	1.13	(b)	1.13	(b)	0.93	(b)	0.93	(b)	4.27		779
(0.33)	10.39	5.52	152,415	1.27		1.27		0.95		0.95		3.42		969
(0.50)	10.17	3.58	208,962	0.95		0.95		0.95		0.95		3.11		653
(0.61)	10.30	3.35	266,367	0.95		0.95		0.95		0.95		2.95		571

$(0.55)	$9.45	23.27%	$725,975	0.56%		0.56%		0.55%		0.55%		4.09%		462%
(1.27)	8.12	(14.42)	596,210	0.91		0.91		0.55		0.55		4.98		693
(0.55)	10.99	17.94	1,051,675	0.84		0.84		0.55		0.55		3.84		776
(0.31)	9.83	6.81	917,437	0.55		0.55		0.55		0.55		3.48		543
(0.28)	9.50	(3.74)	788,283	0.55		0.55		0.55		0.55		3.32		551

(0.52)	9.45	22.96	187,000	0.81		0.81		0.80		0.80		3.83		462
(1.25)	8.12	(14.63)	150,861	1.16		1.16		0.80		0.80		4.76		693
(0.52)	10.99	17.65	199,539	1.12		1.12		0.80		0.80		3.62		776
(0.28)	9.83	6.55	98,536	0.80		0.80		0.80		0.80		3.23		543
(0.26)	9.50	(3.97)	77,162	0.81		0.81		0.80		0.80		2.96		551

(0.51)	9.45	22.78	10,187	0.96		0.96		0.95		0.95		2.94		462
(1.12)	8.12	(10.29)	810	1.11	*	1.11	*	0.95	*	0.95	*	4.58	*	693

$(0.62)	$9.64	17.70%	$185,704	0.55%		0.55%		0.55%		0.55%		3.84%		401%
(0.73)	8.75	(4.21)	133,476	1.04		1.04		0.55		0.55		4.79		653
(0.36)	9.92	7.12	223,541	1.02		1.02		0.55		0.55		4.03		775
(0.46)	9.61	4.32	164,460	0.55		0.55		0.55		0.55		3.55		581
(0.68)	9.66	3.41	170,002	0.55		0.55		0.55		0.55		3.41		372

(0.61)	9.64	17.59	3,551	0.65		0.65		0.65		0.65		3.45		401
(0.70)	8.75	(3.37)	10	1.16	*	1.16	*	0.65	*	0.65	*	4.80	*	653

(0.60)	9.64	17.47	161	0.80		0.80		0.80		0.80		3.23		401
(0.71)	8.75	(4.44)	12	1.29		1.29		0.80		0.80		4.56		653
(0.34)	9.92	6.89	12	1.27		1.27		0.80		0.80		3.81		775
(0.44)	9.61	4.13	11	0.80		0.80		0.80		0.80		3.34		581
(0.65)	9.66	3.13	11	0.80		0.80		0.80		0.80		3.15		372

Annual Report	March 31, 2010	21

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Developing Local Markets Fund	Emerging Local Bond Fund

Assets:
Investments, at value	$2,089,111	$2,738,610
Investments in Affiliates, at value	656,773	133,891
Repurchase agreements, at value	9,936	15,727
Cash	1,318	3,883
Deposits with counterparty	0	82
Foreign currency, at value	10,700	12,167
Receivable for investments sold	14,180	1,183
Receivable for Fund shares sold	7,695	31,375
Interest and dividends receivable	20,701	52,502
Dividends receivable from Affiliates	128	31
Variation margin receivable	10	8
Swap premiums paid	912	6,829
Unrealized appreciation on foreign currency contracts	54,842	37,716
Unrealized appreciation on swap agreements	948	33,801
	2,867,254	3,067,805

Liabilities:
Payable for reverse repurchase agreements	$0	$0
Payable for investments purchased	14,844	2,702
Payable for investments in Affiliates purchased	128	11,731
Payable for investments purchased on a delayed-delivery basis	0	0
Payable for short sales	2,146	0
Deposits from counterparty	28,662	50,233
Payable for Fund shares redeemed	3,088	16,421
Dividends payable	489	1,271
Written options outstanding	69	58
Accrued related party fees	2,233	2,409
Variation margin payable	0	0
Reimbursement to Manager	0	4
Swap premiums received	20	3,596
Unrealized depreciation on foreign currency contracts	18,190	18,234
Unrealized depreciation on swap agreements	1	155
Other liabilities	2	2,704
	69,872	109,518

Net Assets	$2,797,382	$2,958,287

Net Assets Consist of:
Paid in capital	$3,591,853	$2,931,400
Undistributed (overdistributed) net investment income	(58,972)	(63,544)
Accumulated undistributed net realized gain (loss)	(773,176)	(46,986)
Net unrealized appreciation (depreciation)	37,677	137,417
	$2,797,382	$2,958,287

Net Assets:
Institutional Class	$2,111,435	$1,950,140
Class P	75,682	70,278
Administrative Class	5,867	252,079
Class D	284,522	507,104
Other Classes	319,876	178,686

Shares Issued and Outstanding:
Institutional Class	206,247	187,821
Class P	7,393	6,769
Administrative Class	573	24,278
Class D	27,792	48,840

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.24	$10.38
Class P	10.24	10.38
Administrative Class	10.24	10.38
Class D	10.24	10.38

Cost of Investments Owned	$2,089,442	$2,653,656
Cost of Investments in Affiliates Owned	$656,765	$133,891
Cost of Repurchase Agreements Owned	$9,936	$15,727
Cost of Foreign Currency Held	$10,718	$11,995
Proceeds Received on Short Sales	$2,141	$0
Premiums Received on Written Options	$332	$278

22	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

Emerging Markets and Infrastructure Bond Fund	Emerging Markets Bond Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar- Hedged)

$156,492	$2,596,164	$2,427,300	$2,517,001	$913,678	$239,078
4,313	185,490	5,075	27,878	7,408	130
1,116	8,320	16,079	8,602	2,064	725
7,114	12,925	453	2,297	26	0
76	0	10	6	0	0
28	701	8,491	9,191	6,032	653
1,981	11,464	316,115	513,628	26,370	701
591	6,185	7,773	10,596	7,578	445
2,894	36,717	34,225	33,617	11,171	2,588
1	45	16	20	3	3
26	703	439	331	98	35
667	2,715	12,343	11,706	2,282	659
231	7,344	17,934	26,501	4,856	2,254
66	8,048	9,541	9,696	4,235	1,490
175,596	2,876,821	2,855,794	3,171,070	985,801	248,761

$0	$1,352	$12,615	$0	$0	$0
11,501	16,128	322,759	507,270	28,459	3,098
1	45	17	20	3	3
0	0	0	0	8,185	0
0	0	0	0	0	0
990	9,970	21,901	23,371	3,360	2,680
4	3,633	6,783	4,881	3,626	167
0	3,707	862	1,273	63	81
137	2,373	1,784	1,800	748	167
137	2,356	1,375	1,334	468	139
24	0	0	0	0	0
2	0	0	0	0	0
4	5,999	5,171	5,303	2,141	429
120	1,516	40,509	13,814	11,301	1,830
14	254	6,239	9,500	4,285	774
9	36	0	3	0	5
12,943	47,369	420,015	568,569	62,639	9,373

$162,653	$2,829,452	$2,435,779	$2,602,501	$923,162	$239,388

$158,065	$2,796,218	$2,663,483	$2,706,800	$994,254	$248,227
(2)	(19,342)	(13,496)	(67,501)	(15,581)	49
202	(154,944)	(96,343)	(42,562)	(24,398)	(4,419)
4,388	207,520	(117,865)	5,764	(31,113)	(4,469)
$162,653	$2,829,452	$2,435,779	$2,602,501	$923,162	$239,388

$162,653	$1,999,540	$1,680,425	$2,004,065	$725,975	$185,704
NA	67,526	56,617	46,942	NA	3,551
NA	14,172	25,250	22,163	187,000	161
NA	233,530	309,151	215,172	10,187	NA
NA	514,684	364,336	314,159	NA	49,972

14,402	187,908	168,280	194,386	76,823	19,271
NA	6,346	5,670	4,553	NA	369
NA	1,332	2,528	2,150	19,788	17
NA	21,946	30,959	20,871	1,078	NA

$11.29	$10.64	$9.99	$10.31	$9.45	$9.64
NA	10.64	9.99	10.31	NA	9.64
NA	10.64	9.99	10.31	9.45	9.64
NA	10.64	9.99	10.31	9.45	NA

$152,469	$2,418,016	$2,524,012	$2,526,102	$938,990	$244,712
$4,313	$185,490	$5,075	$27,878	$7,407	$130
$1,116	$8,320	$16,079	$8,602	$2,064	$725
$28	$705	$13,847	$9,215	$6,063	$656
$0	$0	$0	$0	$0	$0
$223	$7,620	$5,397	$5,183	$1,948	$469

Annual Report	March 31, 2010	23

Statements of Operations

Year Ended March 31, 2010
(Amounts in thousands)	Developing Local Markets Fund	Emerging Local Bond Fund

Investment Income:
Interest, net of foreign taxes*	$64,053	$102,384
Dividends	0	0
Dividends from Affiliate investments	921	333
Miscellaneous income	0	0
Total Income	64,974	102,717

Expenses:
Investment advisory fees	9,141	6,881
Supervisory and administrative fees	8,926	7,685
Distribution and/or servicing fees - Administrative Class	9	142
Distribution and/or servicing fees - Class D	588	479
Distribution and/or servicing fees - Other Classes	1,310	288
Trustees’ fees	7	3
Organization expense	0	0
Interest expense	93	84
Miscellaneous expense	9	9
Total Expenses	20,083	15,571
Reimbursement by Manager	0	0
Net Expenses	20,083	15,571

Net Investment Income	44,891	87,146

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(96,183)	(61,041)
Net realized gain on Affiliate investments	98	119
Net realized gain (loss) on futures contracts, written options and swaps	12,536	41,020
Net realized gain (loss) on foreign currency transactions	(60,591)	19,661
Net change in unrealized appreciation on investments	301,629	354,806
Net change in unrealized (depreciation) on Affiliate investments	(23)	(27)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(8,434)	19,950
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	278,004	43,382
Net Gain	427,036	417,870

Net Increase in Net Assets Resulting from Operations	$471,927	$505,016

* Foreign tax withholdings	$16	$1,545

(1)	Period from July 1, 2009 to March 31, 2010.

24	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Emerging Markets and Infrastructure Bond Fund (1)	Emerging Markets Bond Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar- Hedged)

$2,824	$163,185	$94,961	$122,570	$38,928	$8,236
0	21	7	59	14	14
2	387	295	203	76	23
0	8	25	4	24	0
2,826	163,601	95,288	122,836	39,042	8,273

337	11,455	5,226	6,121	2,098	471
159	10,905	6,181	6,899	2,524	625
0	30	337	69	431	0
0	467	533	347	10	0
0	2,100	1,289	1,138	0	240
0	6	6	7	2	1
60	0	0	0	0	0
0	343	333	463	137	6
1	12	8	10	4	1
557	25,318	13,913	15,054	5,206	1,344
(59)	0	0	0	0	0
498	25,318	13,913	15,054	5,206	1,344

2,328	138,283	81,375	107,782	33,836	6,929

373	(41,371)	(48,893)	40,295	12,320	2,040
0	80	69	64	26	6
92	13,141	21,321	(1,907)	1,372	(758)
8	(10,051)	102,989	(86,216)	18,094	(1,715)
4,023	504,183	356,908	382,914	106,163	20,146
0	(12)	0	(2)	0	0
253	77,978	(16,061)	10,875	(5,389)	237
112	3,230	(35,849)	42,246	(4,054)	2,178
4,861	547,178	380,484	388,269	128,532	22,134

$7,189	$685,461	$461,859	$496,051	$162,368	$29,063

$9	$0	$27	$0	$0	$26

Annual Report	March 31, 2010	25

Statements of Changes in Net Assets

	Developing Local Markets Fund		Emerging Local Bond Fund		Emerging Markets and Infrastructure Bond Fund	Emerging Markets Bond Fund

(Amounts in thousands)	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009	Period from July 1, 2009 to March 31, 2010	Year Ended March 31, 2010	Year Ended March 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$44,891	$173,599	$87,146	$108,788	$2,328	$138,283	$175,863
Net realized gain (loss)	(144,238)	(613,342)	(360)	(135,110)	473	(38,281)	(195,682)
Net realized gain on Affiliate investments	98	2	119	1	0	80	5
Net change in unrealized appreciation (depreciation)	571,199	(723,912)	418,138	(337,954)	4,388	585,391	(425,303)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(23)	32	(27)	27	0	(12)	12
Net increase (decrease) resulting from operations	471,927	(1,163,621)	505,016	(364,248)	7,189	685,461	(445,105)

Distributions to Shareholders:
From net investment income
Institutional Class	(22,494)	(140,066)	(78,258)	(27,755)	(2,351)	(24,478)	(165,394)
Class P	(492)	0	(810)	(2)	0	(249)	(1)
Administrative Class	(46)	(574)	(3,164)	(123)	0	(118)	(2,198)
Class D	(2,569)	(16,087)	(11,083)	(98)	0	(1,414)	(10,257)
Other Classes	(2,448)	(15,191)	(4,135)	(215)	0	(2,183)	(26,472)
From net realized capital gains
Institutional Class	0	(54,476)	0	0	(250)	0	(25,020)
Class P	0	0	0	0	0	0	0
Administrative Class	0	(119)	0	0	0	0	(423)
Class D	0	(4,390)	0	0	0	0	(1,396)
Other Classes	0	(7,619)	0	0	0	0	(3,872)
Tax basis return of capital
Institutional Class	(12,327)	0	0	(77,875)	0	(91,527)	(960)
Class P	(330)	0	0	(19)	0	(1,536)	0
Administrative Class	(29)	0	0	(429)	0	(575)	(13)
Class D	(1,960)	0	0	(372)	0	(8,992)	(64)
Other Classes	(2,267)	0	0	(943)	0	(19,646)	(171)

Total Distributions	(44,962)	(238,522)	(97,450)	(107,831)	(2,601)	(150,718)	(236,241)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,508,356	1,384,040	1,454,392	699,625	159,426	811,096	702,070
Class P	80,611	10	69,742	1,240	0	75,151	47
Administrative Class	6,490	4,087	263,870	2,685	0	5,626	97,755
Class D	235,213	410,351	522,929	8,075	0	170,675	58,345
Other Classes	174,491	387,132	170,186	22,925	0	241,168	101,150
Issued as reinvestment of distributions
Institutional Class	31,324	182,488	70,590	102,169	2,598	77,930	152,682
Class P	152	0	249	0	0	894	1
Administrative Class	74	690	3,146	552	0	673	2,602
Class D	4,161	18,695	10,691	416	0	9,301	10,738
Other Classes	3,503	15,524	3,266	971	0	16,812	21,707
Cost of shares redeemed
Institutional Class	(1,301,555)	(3,160,279)	(1,439,840)	(484,865)	(3,959)	(1,114,345)	(1,140,354)
Class P	(9,971)	0	(3,024)	(486)	0	(13,255)	0
Administrative Class	(6,616)	(20,063)	(23,863)	(16,407)	0	(4,172)	(88,949)
Class D	(145,880)	(723,939)	(60,999)	(12,847)	0	(95,139)	(93,652)
Other Classes	(148,882)	(468,330)	(24,997)	(20,457)	0	(147,452)	(189,341)
Net increase (decrease) resulting from Fund share transactions	431,471	(1,969,594)	1,016,338	303,596	158,065	34,963	(365,199)

Fund Redemption Fee	7	490	1	32	0	3	112

Total Increase (Decrease) in Net Assets	858,443	(3,371,247)	1,423,905	(168,451)	162,653	569,709	(1,046,433)

Net Assets:
Beginning of year or period	1,938,939	5,310,186	1,534,382	1,702,833	0	2,259,743	3,306,176
End of year or period*	$2,797,382	$1,938,939	$2,958,287	$1,534,382	$162,653	$2,829,452	$2,259,743

*Including undistributed (overdistributed) net investment income of:	$(58,972)	$(58,930)	$(63,544)	$(62,921)	$(2)	$(19,342)	$(117,915)

26	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		Global Bond Fund (Unhedged)		Global Bond Fund (U.S. Dollar-Hedged)

Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009

$81,375	$132,719	$107,782	$137,743	$33,836	$47,710	$6,929	$10,643
75,417	(188,770)	(47,828)	221,606	31,786	(29,297)	(433)	8,294
69	4	64	1	26	2	6	0
304,998	(551,235)	436,035	(512,776)	96,720	(184,268)	22,561	(35,821)

0	0	(2)	2	0	1	0	0
461,859	(607,282)	496,051	(153,424)	162,368	(165,852)	29,063	(16,884)

(48,399)	(48,120)	(77,248)	(96,578)	(23,878)	(26,433)	(4,998)	(7,972)
(887)	0	(886)	(15)	0	0	(55)	0
(5,172)	(23,921)	(1,033)	(1,370)	(5,774)	(5,863)	(2)	0
(6,207)	(4,279)	(4,641)	(4,829)	(95)	(6)	0	0
(8,457)	(8,255)	(8,808)	(10,349)	0	0	(1,035)	(1,381)

0	(131,246)	(70,602)	(137,360)	(14,858)	(66,196)	(4,836)	(5,249)
0	(1)	(1,075)	(4)	0	0	(67)	0
0	(66,769)	(799)	(1,788)	(3,989)	(15,887)	(4)	0
0	(12,974)	(5,402)	(6,808)	(125)	(6)	0	0
0	(26,893)	(10,132)	(15,877)	0	0	(1,300)	(1,394)

0	(15,682)	0	0	0	(5,831)	0	0
0	0	0	0	0	0	0	0
0	(8,373)	0	0	0	(1,382)	0	0
0	(1,601)	0	0	0	(3)	0	0
0	(3,353)	0	0	0	0	0	0

(69,122)	(351,467)	(180,626)	(274,978)	(48,719)	(121,607)	(12,297)	(15,996)

1,013,579	664,670	690,380	1,548,513	243,479	150,704	67,517	54,939
63,379	30	51,289	2,708	0	0	3,776	10
60,438	445,502	8,170	6,582	43,789	56,921	172	0
259,539	97,916	133,297	62,630	12,083	871	0	0
218,021	134,056	115,979	148,075	0	0	22,932	18,058

41,573	179,867	112,603	189,372	37,475	95,137	7,902	9,923
311	1	1,018	14	0	0	41	1
4,652	97,974	1,806	3,054	9,745	23,071	6	1
5,577	17,235	9,065	10,765	195	12	0	0
6,646	29,629	15,680	21,073	0	0	1,806	1,958

(615,535)	(1,119,358)	(1,330,610)	(1,368,485)	(241,880)	(469,762)	(36,348)	(127,214)
(9,112)	0	(10,584)	(74)	0	0	(407)	0
(687,561)	(526,375)	(23,910)	(14,860)	(40,542)	(73,146)	(34)	0
(97,430)	(125,017)	(48,366)	(100,433)	(2,726)	(32)	0	0
(128,455)	(257,143)	(122,364)	(178,037)	0	0	(12,962)	(22,771)
135,622	(361,013)	(396,547)	330,897	61,618	(216,224)	54,401	(65,095)

16	1,358	8	128	14	350	14	15

528,375	(1,318,404)	(81,114)	(97,377)	175,281	(503,333)	71,181	(97,960)

1,907,404	3,225,808	2,683,615	2,780,992	747,881	1,251,214	168,207	266,167
$2,435,779	$1,907,404	$2,602,501	$2,683,615	$923,162	$747,881	$239,388	$168,207

$(13,496)	$(57,878)	$(67,501)	$19,631	$(15,581)	$(29,057)	$49	$5,211

Annual Report	March 31, 2010	27

Schedule of Investments  Developing Local Markets Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 1.4%

Westpac Banking Corp.
0.447% due 12/14/2012		$38,000	$37,987

Total Australia (Cost $38,000)			37,987

BARBADOS 0.2%

Columbus International, Inc.
11.500% due 11/20/2014		$6,500	7,150

Total Barbados (Cost $7,123)			7,150

BRAZIL 5.5%

Banco do Brasil S.A.
4.500% due 01/22/2015		$400	410

Brazil Government International Bond
11.000% due 08/17/2040		2,000	2,687

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	1,900	2,024

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		31,320	17,161
10.000% due 01/01/2017		259,643	131,254

Total Brazil (Cost $152,785)			153,536

CANADA 0.3%

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		$8,100	8,282

Total Canada (Cost $8,143)			8,282

CAYMAN ISLANDS 0.4%

Atrium CDO Corp.
0.679% due 06/27/2015		$1,130	1,034

Vita Capital III Ltd.
1.351% due 01/01/2011		9,300	9,149

Total Cayman Islands (Cost $10,338)			10,183

COLOMBIA 1.9%

Colombia Government International Bond
3.807% due 03/17/2013		$7,000	7,053
8.250% due 12/22/2014		3,665	4,361
9.850% due 06/28/2027	COP	20,630,000	12,662
10.000% due 01/23/2012		$9,760	11,185
10.750% due 01/15/2013		2,867	3,498
12.000% due 10/22/2015	COP	21,800,000	13,860

Santa Fe de Bogota D.C.
9.750% due 07/26/2028		660,000	365

Total Colombia (Cost $49,201)			52,984

EGYPT 1.1%

Egypt Government International Bond
8.750% due 07/11/2011		$40	44

Petroleum Export Ltd.
4.623% due 06/15/2010		2,781	2,764
4.633% due 06/15/2010		232	231
5.265% due 06/15/2011		21,076	20,935

Petroleum Export II Ltd.
6.340% due 06/20/2011		6,534	6,452

Total Egypt (Cost $30,465)			30,426

EL SALVADOR 0.5%

El Salvador Government International Bond
8.500% due 07/25/2011		$13,189	14,277

Total El Salvador (Cost $14,063)			14,277

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FRANCE 1.5%

Dexia Credit Local
0.501% due 01/12/2012		$43,400	$43,407

Total France (Cost $43,400)			43,407

GUATEMALA 0.1%

Guatemala Government Bond
10.250% due 11/08/2011		$2,258	2,540

Total Guatemala (Cost $2,504)			2,540

HUNGARY 0.0%

Hungary Government Bond
6.000% due 10/24/2012	HUF	179,100	917

Total Hungary (Cost $973)			917

INDONESIA 0.7%

Majapahit Holding BV
7.250% due 10/17/2011		$19,598	20,760

Total Indonesia (Cost $20,389)			20,760

KAZAKHSTAN 0.2%

Intergas Finance BV
6.875% due 11/04/2011		$2,294	2,420

Kazakhstan Temir Zholy Finance BV
6.500% due 05/1 1/2011		3,500	3,605

Total Kazakhstan (Cost $5,836)			6,025

LUXEMBOURG 0.3%

Telecom Italia Capital S.A.
0.729% due 02/01/2011		$1,550	1,545
0.861% due 07/18/2011		6,000	5,976

Total Luxembourg (Cost $7,497)			7,521

MALAYSIA 0.6%

Malaysia Government International Bond
7.500% due 07/15/2011		$2,950	3,176

Petronas Capital Ltd.
7.000% due 05/22/2012		12,825	14,134

Total Malaysia (Cost $17,062)			17,310

MEXICO 7.9%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	42,900	2,974

Mexico Government International Bond
7.500% due 06/21/2012		928,545	77,926
7.750% due 12/14/2017		150,500	12,428
8.500% due 12/13/2018		315,692	27,146

Pemex Finance Ltd.
9.030% due 02/15/2011		$2,120	2,178

Pemex Project Funding Master Trust
0.852% due 12/03/2012		13,459	13,392
1.557% due 06/15/2010		59,852	59,927
5.500% due 02/24/2025	EUR	6,900	9,217

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	214,500	16,934

Total Mexico (Cost $218,552)			222,122

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NETHERLANDS 0.0%

Deutsche Telekom International Finance BV
8.500% due 06/15/2010		$500	$507

Total Netherlands (Cost $503)			507

PANAMA 1.3%

Panama Government International Bond
9.375% due 07/23/2012		$9,585	11,167
9.625% due 02/08/2011		24,964	26,711

Total Panama (Cost $37,348)			37,878

PHILIPPINES 0.4%

Philippines Government International Bond
8.250% due 01/15/2014		$229	269
8.875% due 03/17/2015		7,860	9,727

Total Philippines (Cost $9,943)			9,996

POLAND 1.5%

Poland Government International Bond
4.750% due 04/25/2012	PLN	50,200	17,657
5.500% due 04/25/2015		2,800	999
5.750% due 04/25/2014		19,000	6,850
6.250% due 07/03/2012		$14,300	15,630

Total Poland (Cost $39,871)			41,136

QATAR 2.0%

Qatar Government International Bond
4.000% due 01/20/2015		$300	307

Qatar Petroleum
5.579% due 05/30/2011		16,417	16,873

Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014		8,400	9,214

Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		26,850	28,314

Total Qatar (Cost $53,685)			54,708

RUSSIA 4.7%

Gaz Capital S.A.
7.800% due 09/27/2010	EUR	10,000	13,974

Gazprom International S.A.
7.201% due 02/01/2020		$2,998	3,190

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		25,978	26,975

JPMorgan Chase Bank N.A.
3.100% due 02/11/2011 (h)		1,900	1,874

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		23,700	24,559

TNK-BP Finance S.A.
6.125% due 03/20/2012		2,300	2,435
6.875% due 07/18/2011		32,100	33,653
7.500% due 03/13/2013		925	1,006

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		16,570	17,608

VTB Capital S.A.
6.609% due 10/31/2012		1,000	1,053
8.250% due 06/30/2011	EUR	3,000	4,285

Total Russia (Cost $129,207)			130,612

SOUTH AFRICA 0.3%

South Africa Government International Bond
7.375% due 04/25/2012		$7,873	8,671

Total South Africa (Cost $8,640)			8,671

28	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 2.3%

Export-Import Bank of Korea
0.490% due 11/16/2010		$7,500	$7,377
5.875% due 01/14/2015		300	324
8.125% due 01/21/2014		5,100	5,921

Korea Development Bank
0.391% due 04/06/2010		38,900	38,900
0.531% due 11/22/2012		8,700	8,437
5.300% due 01/17/2013		1,100	1,169
8.000% due 01/23/2014		2,200	2,539

Total South Korea (Cost $64,490)			64,667

TUNISIA 1.8%

Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	4,600	6,446
7.375% due 04/25/2012		$39,335	43,514

Total Tunisia (Cost $49,431)			49,960

TURKEY 1.0%

Turkey Government International Bond
0.000% due 04/14/2010	TRY	20,000	13,146
9.000% due 06/30/2011		$4,500	4,894
11.500% due 01/23/2012		3,619	4,184
14.000% due 01/19/2011	TRY	7,400	5,116

Total Turkey (Cost $27,869)			27,340

UNITED ARAB EMIRATES 0.5%

Emirate of Abu Dhabi
5.500% due 08/02/2012		$13,600	14,691

Total United Arab Emirates (Cost $14,331)			14,691

UNITED KINGDOM 5.1%

Bank of Scotland PLC
0.312% due 12/08/2010		$20,300	20,260

Barclays Bank PLC
10.179% due 06/12/2021		15,240	19,925

Royal Bank of Scotland Group PLC
0.512% due 03/30/2012		38,500	38,550
1.149% due 04/23/2012		52,000	52,753

Vodafone Group PLC
0.532% due 02/27/2012		6,131	6,136
0.597% due 06/15/2011		4,840	4,848

Total United Kingdom (Cost $137,618)			142,472

UNITED STATES 28.0%

ASSET-BACKED SECURITIES 0.6%

ACE Securities Corp.
0.279% due 12/25/2036		$361	323

Bear Stearns Asset-Backed Securities Trust
0.279% due 11/25/2036		229	215
0.309% due 10/25/2036		319	293
1.229% due 10/25/2037		3,970	2,624

Carrington Mortgage Loan Trust
0.329% due 06/25/2037		2,612	2,301
0.549% due 10/25/2035		339	319

Citigroup Mortgage Loan Trust, Inc.
0.289% due 05/25/2037		400	360
0.289% due 07/25/2045		564	426

Countrywide Asset-Backed Certificates
0.329% due 09/25/2047		440	412
0.389% due 02/25/2036		102	99

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit-Based Asset Servicing & Securitization LLC
0.349% due 07/25/2037	$172	$132

Daimler Chrysler Auto Trust
1.708% due 09/10/2012	2,300	2,318

Fremont Home Loan Trust
0.279% due 10/25/2036	80	79
0.289% due 01/25/2037	308	246

GE-WMC Mortgage Securities LLC
0.269% due 08/25/2036	67	24

GSAA Trust
0.529% due 05/25/2047	700	402

GSAMP Trust
0.299% due 10/25/2036	29	25
0.299% due 12/25/2036	403	265

HSBC Asset Loan Obligation
0.289% due 12/25/2036	390	321

HSI Asset Securitization Corp. Trust
0.289% due 05/25/2037	475	437

JPMorgan Mortgage Acquisition Corp.
0.279% due 10/25/2036	339	322
0.298% due 11/25/2036	16	16
0.339% due 08/25/2036	5,015	2,228

MASTR Asset-Backed Securities Trust
0.279% due 01/25/2037	351	115

Morgan Stanley ABS Capital I
0.269% due 10/25/2036	172	169
0.279% due 10/25/2036	48	47
0.279% due 11/25/2036	172	169

Morgan Stanley Mortgage Loan Trust
0.459% due 02/25/2037	633	253
5.750% due 04/25/2037	402	306

Nationstar Home Equity Loan Trust
0.289% due 03/25/2037	140	139

New Century Home Equity Loan Trust
0.409% due 05/25/2036	969	632

Residential Asset Securities Corp.
0.289% due 01/25/2037	145	142

Securitized Asset-Backed Receivables LLC Trust
0.269% due 01/25/2037	283	269
0.289% due 12/25/2036	427	162
0.309% due 11/25/2036	301	106

Structured Asset Securities Corp.
0.309% due 01/25/2037	263	256

WaMu Asset-Backed Certificates
0.279% due 01/25/2037	243	195

Washington Mutual Asset-Backed Certificates
0.289% due 10/25/2036	394	264

Wells Fargo Home Equity Trust
0.329% due 03/25/2037	49	49

		17,460

BANK LOAN OBLIGATIONS 0.5%

Georgia-Pacific Corp.
2.251% due 12/23/2012	672	667
2.254% due 12/23/2012	8,837	8,774
2.282% due 12/23/2012	1,569	1,558

Petroleum Export III Ltd.
3.757% due 04/08/2013	2,753	2,732

		13,731

CORPORATE BONDS & NOTES 24.2%

Allied Waste North America, Inc.
6.500% due 11/15/2010	300	310

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Express Credit Corp.
1.629% due 05/27/2010		$23,600	$23,645

American General Finance Corp.
4.875% due 05/15/2010		200	200

American International Group, Inc.
0.361% due 10/18/2011		2,800	2,682

Anadarko Petroleum Corp.
7.625% due 03/15/2014		12,400	14,268

Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012		12,000	12,330

Bank of America N.A.
0.799% due 06/23/2010		1,000	1,001

Bear Stearns Cos. LLC
5.300% due 10/30/2015		800	852
6.400% due 10/02/2017		300	332

Citibank N.A.
0.253% due 09/21/2012		16,030	16,050

Citigroup Funding, Inc.
0.579% due 04/30/2012		12,985	13,083

Citigroup, Inc.
0.340% due 05/18/2011		8,900	8,846
0.400% due 05/18/2010		12,800	12,800

Countrywide Financial Corp.
1.061% due 11/23/2010	EUR	500	681

COX Enterprises, Inc.
7.875% due 09/15/2010		$2,650	2,730

Credit Suisse USA, Inc.
0.450% due 08/15/2010		800	801

Dominion Resources, Inc.
1.308% due 06/17/2010		10,500	10,523

Dow Chemical Co.
2.499% due 08/08/2011		7,500	7,634

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		159	160

El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,900	3,017

Ford Motor Credit Co. LLC
7.875% due 06/15/2010		7,000	7,065
8.625% due 11/01/2010		7,000	7,171
9.750% due 09/15/2010		7,000	7,169

FPL Group Capital, Inc.
1.138% due 06/17/2011		9,600	9,683

General Electric Capital Corp.
0.199% due 05/08/2012		52,500	52,497
0.320% due 08/15/2011		2,800	2,795
0.369% due 04/10/2012		24,000	23,667
0.502% due 12/07/2012		12,500	12,600
0.699% due 02/01/2011		28,000	28,114

GMAC, Inc.
7.250% due 03/02/2011		8,500	8,644
7.250% due 03/02/2011		9,500	9,713

Hewlett-Packard Co.
0.317% due 06/15/2010		3,900	3,901
1.302% due 05/27/2011		27,500	27,836

HJ Heinz Finance Co.
6.625% due 07/15/2011		2,400	2,558

HSBC Finance Corp.
0.500% due 05/10/2010		4,414	4,415

International Lease Finance Corp.
0.472% due 05/24/2010		9,000	9,001
0.581% due 07/01/2011		10,000	9,395
1.150% due 07/06/2010	EUR	100	135
4.875% due 09/01/2010		$500	500
4.950% due 02/01/2011		1,300	1,301
5.625% due 09/15/2010		300	302

See Accompanying Notes	Annual Report	March 31, 2010	29

Schedule of Investments  Developing Local Markets Fund   (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

John Deere Capital Corp.
1.004% due 06/10/2011		$20,900	$21,073

JPMorgan Chase & Co.
0.421% due 01/17/2011		10,960	10,977
0.957% due 09/26/2013	EUR	4,400	5,812

Kimberly-Clark Corp.
0.349% due 07/30/2010		$12,400	12,405

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		6,600	1,551
3.011% due 12/23/2010 (a)		5,900	1,386
4.730% due 06/01/2011 (a)(h)	CAD	5,325	896
6.875% due 05/02/2018 (a)		$6,974	1,682
7.875% due 05/08/2018 (a)	GBP	5,000	1,935

Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		$2,300	2,258
2.500% due 05/12/2010		27,400	27,462

Metropolitan Life Global Funding I
0.290% due 05/17/2010		6,050	6,051
0.507% due 03/15/2012		4,100	4,047

Morgan Stanley
0.501% due 01/18/2011		6,989	6,991
0.603% due 06/20/2012		25,000	25,211

National Rural Utilities Cooperative Finance Corp.
1.026% due 07/01/2010		300	301

Ohio Power Co.
5.300% due 11/01/2010		2,000	2,051

PACCAR, Inc.
1.431% due 09/14/2012		8,000	8,156

Pacific Gas & Electric Co.
1.204% due 06/10/2010		5,000	5,009

Pemex Project Funding Master Trust
0.852% due 12/03/2012		5,000	4,975
1.557% due 06/15/2010		29,766	29,766

Pfizer, Inc.
4.450% due 03/15/2012		4,500	4,772

SLM Corp.
0.409% due 07/26/2010		800	789
0.457% due 03/15/2011		700	683
0.479% due 10/25/2011		1,000	951
0.850% due 12/15/2010	EUR	600	796
5.375% due 05/15/2014		$1,100	1,043

Southern Co.
0.649% due 10/21/2011		14,700	14,788

Sprint Nextel Corp.
0.651% due 06/28/2010		8,100	8,072

Steel Dynamics, Inc.
7.375% due 11/01/2012		5,000	5,225

Time Warner Entertainment Co. LP
8.875% due 10/01/2012		1,700	1,959

U.S. Bancorp
0.649% due 05/06/2010		500	500

UnitedHealth Group, Inc.
0.433% due 06/21/2010		2,400	2,400
1.549% due 02/07/2011		16,000	16,100

Verizon Wireless Capital LLC
2.851% due 05/20/2011		15,000	15,442

Wachovia Bank N.A.
0.312% due 05/25/2010		10,400	10,403
0.322% due 12/02/2010		9,000	9,004

Wachovia Corp.
0.377% due 03/15/2011		9,700	9,672
0.379% due 04/23/2012		9,700	9,606

Weyerhaeuser Co.
6.750% due 03/15/2012		11,000	11,737

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010	$10,000	$10,186

XTO Energy, Inc.
7.500% due 04/15/2012	2,042	2,289

		676,819

MORTGAGE-BACKED SECURITIES 0.9%

American Home Mortgage Investment Trust
0.469% due 05/25/2047	489	116

Banc of America Mortgage Securities, Inc.
4.090% due 07/25/2034	739	679

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	10	10

Bear Stearns Mortgage Funding Trust
0.299% due 02/25/2037	231	227

Citigroup Mortgage Loan Trust, Inc.
0.299% due 01/25/2037	270	232
4.584% due 08/25/2035	1,169	449

Commercial Mortgage Pass-Through Certificates
0.330% due 04/15/2017	236	229
0.730% due 02/16/2034	1,896	1,840

Countrywide Alternative Loan Trust
0.409% due 02/20/2047	2,130	1,069
0.499% due 05/25/2036	416	89
0.579% due 06/25/2037	633	135
1.471% due 02/25/2036	537	294
5.302% due 10/25/2035	418	334

Countrywide Home Loan Mortgage Pass-Through Trust
0.569% due 03/25/2036	738	214
3.563% due 04/20/2035	3,565	3,231
5.480% due 02/20/2036	592	393

Credit Suisse First Boston Mortgage Securities Corp.
3.001% due 06/25/2033	1,913	1,633

Deutsche ALT-A Securities, Inc.
0.299% due 01/25/2047	133	130
0.309% due 02/25/2037	79	77

Downey Savings & Loan Association Mortgage Loan Trust
0.539% due 11/19/2037	800	82

First Horizon Asset Securities, Inc.
3.117% due 07/25/2033	805	737

Greenpoint Mortgage Funding Trust
0.439% due 10/25/2046	275	0
0.499% due 04/25/2036	588	140

Greenpoint Mortgage Pass-Through Certificates
3.474% due 10/25/2033	1,499	1,115

Harborview Mortgage Loan Trust
0.319% due 01/19/2038	180	178

Indymac Index Mortgage Loan Trust
2.948% due 12/25/2034	868	628

Merrill Lynch Floating Trust
0.300% due 06/15/2022	996	911

MLCC Mortgage Investors, Inc.
0.479% due 11/25/2035	1,138	829
1.229% due 10/25/2035	1,520	1,219

Morgan Stanley Capital I
0.289% due 10/15/2020	1,124	1,035

Residential Accredit Loans, Inc.
0.329% due 09/25/2046	320	305

Sequoia Mortgage Trust
2.964% due 04/20/2035	507	465

Sovereign Commercial Mortgage Securities Trust
5.784% due 07/22/2030	595	613

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
2.817% due 01/25/2035		$1,326	$1,115
2.851% due 07/25/2034		3,704	3,065

Structured Asset Mortgage Investments, Inc.
0.359% due 03/25/2037		382	203

TBW Mortgage-Backed Pass-Through Certificates
0.339% due 01/25/2037		230	205

WaMu Mortgage Pass-Through Certificates
1.281% due 07/25/2047		1,345	780

			25,006

U.S. GOVERNMENT AGENCIES 1.3%

Fannie Mae
1.671% due 06/01/2043 - 07/01/2044		864	863
2.816% due 11/01/2035		369	375
5.000% due 02/25/2017		121	124
5.169% due 09/01/2035		464	490
5.171% due 11/01/2035		411	434
5.190% due 10/01/2035		407	430
5.198% due 08/01/2035		369	391
5.248% due 09/01/2035		405	427

Freddie Mac
0.232% due 08/24/2010		157	157
0.311% due 04/01/2011		20,076	20,102
0.324% due 03/09/2011		11,500	11,515
0.489% due 08/25/2031		333	317
0.509% due 09/25/2031		324	313
3.430% due 08/01/2035		58	60

			35,998

U.S. TREASURY OBLIGATIONS 0.5%

U.S. Treasury Notes
1.000% due 07/31/2011		4,883	4,909
1.000% due 10/31/2011		8,382	8,414

			13,323

Total United States (Cost $799,924)			782,337

SHORT-TERM INSTRUMENTS 27.0%

REPURCHASE AGREEMENTS 0.3%

JPMorgan Chase Bank N.A.
0.010% due 04/01/2010		$100	100
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.500% due 07/15/2016 valued at $103. Repurchase proceeds are $100.)

State Street Bank and Trust Co.
0.010% due 04/01/2010		9,836	9,836
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $10,035. Repurchase proceeds are $9,836.)

			9,936

HUNGARY TREASURY BILLS 1.6%
5.931% due 04/14/2010	HUF	8,750,000	44,445

ISRAEL TREASURY BILLS 1.6%
1.862% due 06/02/2010 - 10/06/2010 (b)	ILS	162,740	43,956

U.S. TREASURY BILLS 0.0%
0.183% due 09/02/2010 (d)		$132	132

30	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 23.5%
65,592,040	$656,773

Total Short-Term Instruments (Cost $756,649)	755,242

MARKET VALUE (000S)
PURCHASED OPTIONS (f) 0.0%
(Cost $303)	$176

Total Investments 98.5% (Cost $2,756,143)	$2,755,820

Written Options (g) (0.0%) (Premiums $332)	(69)

Other Assets and Liabilities (Net) 1.5%	41,632

Net Assets 100.0%	$2,797,382

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $132 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	91	$22

(e)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
RSHB Capital S.A.	BCLY	1.000%	09/20/2010	1.513%	$10,000	$(21)	$(20)	$(1)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC	BRL	121,900	$1,270	$839	$431
Pay	1-Year BRL-CDI	13.720%	01/02/2017	MLP		18,200	590	73	517

							$1,860	$912	$948

(f)	Purchased options outstanding on March 31, 2010:

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC USD versus KRW	KRW	1,110.000	12/07/2010	$9,465	$303	$176

(g)	Written options outstanding on March 31, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	$ 100	$1	$0

See Accompanying Notes	Annual Report	March 31, 2010	31

Schedule of Investments  Developing Local Markets Fund   (Cont.)

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW	1,275.000	12/07/2010	$9,465	$331	$69

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	1,180	$100,400	$1,684
Sales	2,456	254,965	3,199
Closing Buys	(702)	(245,400)	(2,294)
Expirations	(2,934)	(100,400)	(2,257)
Exercised	0	0	0

Balance at 03/31/2010	0	$9,565	$332

(h)	Restricted securities as of March 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
JPMorgan Chase Bank N.A.	3.100%	02/11/2011	02/17/2010	$1,902	$1,874	0.07%
Lehman Brothers Holdings, Inc.	4.730%	06/01/2011	10/10/2008	393	896	0.03%

				$2,295	$2,770	0.10%

(i)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	6.000%	04/01/2040	$2,000	$2,141	$2,146

(j)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	6,737	04/2010	CITI	$0	$(143)	$(143)
Buy		33,003	04/2010	GSC	1,039	0	1,039
Sell		109,058	04/2010	GSC	909	(10)	899
Buy		46,297	04/2010	HSBC	794	(51)	743
Sell		21,735	04/2010	HSBC	0	(542)	(542)
Sell		6,737	04/2010	MLP	0	(147)	(147)
Buy		76,073	04/2010	MSC	159	0	159
Sell		11,107	04/2010	MSC	0	(248)	(248)
Sell		760	06/2010	DUB	0	(8)	(8)
Sell		76,073	06/2010	MSC	0	(164)	(164)
Sell	CAD	453	04/2010	JPM	0	(12)	(12)
Sell	CHF	319	05/2010	DUB	0	(1)	(1)
Buy	CLP	8,384,000	11/2010	DUB	36	0	36
Sell		13,901,548	11/2010	DUB	0	(101)	(101)
Sell		105,150	11/2010	JPM	0	(1)	(1)
Sell		4,102,395	11/2010	MSC	88	0	88
Buy		8,513,408	01/2011	DUB	0	(1,008)	(1,008)
Buy		15,020,333	01/2011	JPM	0	(1,643)	(1,643)
Buy	CNY	63,666	06/2010	BCLY	0	(26)	(26)
Sell		18,176	06/2010	BOA	18	0	18
Buy		18,143	06/2010	CITI	0	(3)	(3)
Buy		7,799	06/2010	DUB	0	(5)	(5)
Buy		56,386	06/2010	HSBC	0	(24)	(24)
Buy		34,005	06/2010	JPM	1	0	1
Sell		54,342	06/2010	JPM	27	0	27
Sell		32,428	06/2010	MSC	32	0	32
Buy		31,000	07/2010	BCLY	7	0	7
Sell		31,000	07/2010	GSC	0	(4)	(4)
Buy		33,970	08/2010	DUB	23	0	23
Buy		42,658	11/2010	BCLY	0	(86)	(86)
Buy		69,910	11/2010	CITI	0	(145)	(145)
Buy		174,593	11/2010	DUB	0	(392)	(392)
Buy		31,000	11/2010	GSC	5	0	5
Buy		19,205	11/2010	HSBC	0	(45)	(45)
Buy		78,602	11/2010	JPM	0	(129)	(129)

32	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	67,295	11/2010	MSC	$0	$(165)	$(165)
Buy		17,863	01/2011	BOA	0	(24)	(24)
Buy		17,882	01/2011	CITI	0	(31)	(31)
Buy		33,398	01/2011	DUB	0	(16)	(16)
Buy		47,579	01/2011	JPM	0	(86)	(86)
Buy		31,871	01/2011	MSC	0	(44)	(44)
Buy		9,254	06/2011	DUB	0	(39)	(39)
Buy		54,342	06/2011	JPM	0	(26)	(26)
Buy		57,420	11/2011	CITI	0	(182)	(182)
Buy		38,550	11/2011	DUB	0	(80)	(80)
Buy	COP	7,872,000	07/2010	CITI	68	0	68
Sell		3,379,744	07/2010	CITI	0	(72)	(72)
Buy		50,176,054	07/2010	DUB	777	0	777
Sell		11,140,264	07/2010	DUB	0	(250)	(250)
Sell		56,592,580	07/2010	JPM	0	(1,100)	(1,100)
Sell	CZK	10,141	08/2010	CITI	2	0	2
Buy		2,547	08/2010	GSC	2	0	2
Buy		3,299,880	08/2010	UBS	1,419	0	1,419
Sell	EUR	99	04/2010	BCLY	0	0	0
Sell		424	04/2010	CITI	18	0	18
Sell		26,277	04/2010	JPM	981	0	981
Sell		425	04/2010	RBS	11	0	11
Sell		10,000	09/2010	BNP	1,260	0	1,260
Sell	GBP	4,494	06/2010	RBS	0	(43)	(43)
Sell	HKD	93,057	04/2010	BCLY	7	0	7
Buy		65,907	04/2010	CITI	0	(11)	(11)
Buy		52,786	04/2010	DUB	0	(1)	(1)
Buy		27,150	04/2010	HSBC	0	(3)	(3)
Buy		11,639	04/2010	UBS	0	(1)	(1)
Buy		108,566	07/2010	BCLY	1	(6)	(5)
Buy		38,779	07/2010	DUB	0	(1)	(1)
Buy		437,918	07/2010	HSBC	32	0	32
Buy		1,459,477	07/2010	JPM	115	0	115
Buy		38,788	07/2010	UBS	0	0	0
Sell	HUF	987,000	07/2010	BCLY	36	0	36
Sell		4,087,041	07/2010	GSC	841	0	841
Buy		3,700,000	07/2010	JPM	0	(86)	(86)
Sell		1,777,012	07/2010	JPM	532	0	532
Buy	IDR	14,521,573	06/2010	BCLY	33	0	33
Sell		11,628,100	06/2010	BCLY	0	(52)	(52)
Buy		162,009,875	10/2010	BCLY	1,079	0	1,079
Buy		5,978,427	10/2010	CITI	20	0	20
Buy		214,045,000	10/2010	DUB	1,169	0	1,169
Buy		39,348,000	10/2010	UBS	170	0	170
Buy		33,228,200	11/2010	BCLY	97	0	97
Buy		32,790,100	11/2010	CITI	81	0	81
Buy		15,256,715	11/2010	DUB	2	0	2
Buy		40,458,000	11/2010	HSBC	78	0	78
Buy		19,860,000	11/2010	MSC	90	0	90
Buy		28,410,000	01/2011	CITI	0	(39)	(39)
Buy		39,090,000	01/2011	HSBC	74	0	74
Buy		28,830,000	01/2011	JPM	5	0	5
Buy	ILS	5,885	08/2010	CITI	15	0	15
Buy		100,000	08/2010	DUB	259	0	259
Buy		47,262	08/2010	GSC	153	0	153
Sell		17,944	08/2010	GSC	0	(101)	(101)
Buy		99,578	08/2010	HSBC	314	0	314
Sell		36,526	08/2010	HSBC	0	(192)	(192)
Sell		72,595	08/2010	JPM	0	(236)	(236)
Buy		114,403	08/2010	UBS	358	0	358
Buy	INR	140,700	09/2010	UBS	86	0	86
Buy		122,006	11/2010	BCLY	17	0	17
Buy		1,698,796	11/2010	CITI	661	0	661
Buy		137,850	11/2010	JPM	13	0	13
Buy		945,824	03/2011	BCLY	141	0	141
Buy		440,634	03/2011	HSBC	50	0	50
Buy		456,373	03/2011	JPM	26	0	26
Buy		546,842	03/2011	UBS	46	0	46
Sell	JPY	327,666	04/2010	BCLY	25	0	25
Sell		1,080,846	04/2010	CITI	322	0	322
Buy	KRW	3,636,000	07/2010	BCLY	132	0	132
Sell		11,703,298	07/2010	CITI	0	(80)	(80)
Buy		7,215,543	07/2010	DUB	269	0	269
Sell		5,508,960	07/2010	DUB	0	(48)	(48)
Buy		366,400	07/2010	HSBC	2	0	2

See Accompanying Notes	Annual Report	March 31, 2010	33

Schedule of Investments  Developing Local Markets Fund   (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	5,994,315	07/2010	MSC	$207	$0	$207
Buy		14,348,068	08/2010	MSC	426	0	426
Buy		7,394,286	11/2010	BCLY	173	0	173
Buy		1,014,212	11/2010	BOA	30	0	30
Buy		19,674,684	11/2010	CITI	230	0	230
Buy		848,698	11/2010	DUB	14	0	14
Buy		445,740	11/2010	GSC	11	0	11
Buy		3,469,163	11/2010	JPM	27	(5)	22
Buy		1,692,117	11/2010	MSC	14	0	14
Buy		5,733,800	11/2010	UBS	43	(14)	29
Buy		5,508,960	01/2011	DUB	51	0	51
Buy	MXN	64,090	04/2010	BCLY	176	0	176
Buy		51,568	04/2010	BNP	164	0	164
Buy		321,047	04/2010	BOA	2,168	0	2,168
Sell		856,857	04/2010	BOA	0	(591)	(591)
Buy		709,235	04/2010	CITI	4,216	0	4,216
Sell		787,527	04/2010	CITI	0	(3,237)	(3,237)
Buy		31,003	04/2010	DUB	135	0	135
Sell		415,166	04/2010	DUB	0	(153)	(153)
Buy		132,228	04/2010	GSC	641	0	641
Buy		802,101	04/2010	HSBC	1,976	0	1,976
Sell		117,385	04/2010	HSBC	0	(283)	(283)
Buy		1,163,090	04/2010	JPM	6,663	0	6,663
Sell		778,239	04/2010	JPM	0	(958)	(958)
Buy		118,285	04/2010	MSC	552	0	552
Sell		738,697	04/2010	MSC	0	(1,396)	(1,396)
Buy		208,181	04/2010	RBS	1,132	0	1,132
Buy		119,992	04/2010	UBS	907	0	907
Sell		26,948	04/2010	UBS	0	(53)	(53)
Buy		856,857	09/2010	BOA	577	0	577
Buy		415,166	09/2010	DUB	145	0	145
Buy		53,244	09/2010	HSBC	93	0	93
Buy		778,239	09/2010	JPM	939	0	939
Buy		738,697	09/2010	MSC	1,379	0	1,379
Buy		26,948	09/2010	UBS	52	0	52
Buy	MYR	40,761	06/2010	BCLY	697	0	697
Buy		23,667	06/2010	BOA	228	0	228
Buy		10,120	06/2010	CITI	91	0	91
Buy		4,770	06/2010	DUB	57	0	57
Buy		26,232	06/2010	MSC	336	0	336
Buy		74,990	10/2010	BCLY	786	0	786
Buy		11,116	10/2010	BOA	132	0	132
Buy		36,460	10/2010	CITI	411	0	411
Buy		4,703	10/2010	DUB	55	0	55
Buy		334	10/2010	MSC	4	0	4
Sell	PEN	56,055	04/2010	CITI	36	0	36
Buy		93,891	04/2010	DUB	163	0	163
Sell		65,044	04/2010	DUB	34	0	34
Sell		18,902	04/2010	JPM	10	0	10
Buy		46,111	04/2010	MSC	67	(9)	58
Buy		112,566	10/2010	CITI	0	(95)	(95)
Buy		65,044	10/2010	DUB	0	(44)	(44)
Buy		18,902	10/2010	JPM	0	(12)	(12)
Sell	PHP	630,754	04/2010	BCLY	0	(128)	(128)
Sell		1,998,460	04/2010	CITI	0	(215)	(215)
Buy		2,487,695	04/2010	DUB	2,015	0	2,015
Sell		588,323	04/2010	DUB	0	(134)	(134)
Buy		356,082	04/2010	HSBC	371	0	371
Buy		373,760	04/2010	JPM	262	0	262
Buy		35,145	08/2010	DUB	17	0	17
Buy		139,440	08/2010	HSBC	42	0	42
Buy		93,300	08/2010	JPM	35	0	35
Buy		513,076	08/2010	MSC	338	0	338
Buy		87,761	08/2010	UBS	14	0	14
Buy		781,498	11/2010	BCLY	107	0	107
Buy		1,998,460	11/2010	CITI	124	(34)	90
Buy		588,323	11/2010	DUB	84	0	84
Buy		96,200	11/2011	JPM	15	0	15
Buy		198,760	11/2011	UBS	163	0	163
Buy	PLN	122,704	08/2010	BCLY	792	0	792
Buy		72,845	08/2010	DUB	237	0	237
Sell		2,200	08/2010	DUB	0	(7)	(7)
Buy		71,513	08/2010	GSC	503	0	503
Buy		428,500	08/2010	HSBC	0	(477)	(477)
Buy		134,499	08/2010	JPM	940	0	940
Buy		74,751	08/2010	UBS	439	(138)	301

34	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	RON	11,025	08/2010	BCLY	$11	$(8)	$3
Buy		7,540	08/2010	CITI	0	(45)	(45)
Buy		185,154	08/2010	DUB	26	(694)	(668)
Buy		78,791	08/2010	JPM	0	(286)	(286)
Buy	RUB	256,967	07/2010	JPM	245	0	245
Sell	SGD	13,911	04/2010	CITI	0	(28)	(28)
Buy		13,911	04/2010	JPM	0	(57)	(57)
Buy		6,980	05/2010	CITI	0	(11)	(11)
Buy		2,089	05/2010	UBS	0	(7)	(7)
Buy		42,486	06/2010	BCLY	460	0	460
Buy		11,190	06/2010	BOA	0	(4)	(4)
Buy		104,878	06/2010	CITI	138	(530)	(392)
Buy		33,315	06/2010	DUB	196	0	196
Sell		110	06/2010	GSC	0	(1)	(1)
Buy		5,212	06/2010	HSBC	25	0	25
Buy		29,083	06/2010	UBS	186	(13)	173
Buy		69,903	09/2010	BCLY	22	0	22
Buy		65,873	09/2010	CITI	228	0	228
Buy		4,487	09/2010	DUB	0	0	0
Buy		50,354	09/2010	GSC	169	0	169
Buy		11,628	09/2010	JPM	5	0	5
Buy	THB	112,744	05/2010	CITI	105	0	105
Buy		117,928	05/2010	HSBC	109	0	109
Buy		188,579	09/2010	BCLY	88	0	88
Buy		181,258	09/2010	CITI	55	0	55
Buy		344,094	09/2010	HSBC	148	0	148
Sell	TRY	14,882	07/2010	CITI	0	(209)	(209)
Buy		162,340	07/2010	GSC	568	0	568
Buy		100,028	07/2010	HSBC	366	(33)	333
Sell		15,836	07/2010	HSBC	0	(225)	(225)
Buy		19,907	07/2010	JPM	127	0	127
Sell		1,569	07/2010	JPM	0	(13)	(13)
Buy		56,665	07/2010	UBS	176	(9)	167
Buy	TWD	275,413	06/2010	BOA	68	0	68
Buy		323,572	06/2010	DUB	86	0	86
Buy		158,150	06/2010	JPM	15	0	15
Buy		355,831	06/2010	MSC	70	0	70
Buy		44,613	10/2010	BCLY	5	0	5
Buy		132,393	10/2010	CITI	27	(1)	26
Buy		62,400	10/2010	JPM	3	0	3
Buy		124,000	10/2010	UBS	0	(21)	(21)
Buy		152,950	01/2011	BCLY	0	(59)	(59)
Buy		49,936	01/2011	HSBC	13	0	13
Buy		139,378	01/2011	UBS	3	0	3
Buy	ZAR	572,393	07/2010	HSBC	2,940	0	2,940
Buy		38,054	07/2010	JPM	309	0	309
Buy		12,221	07/2010	UBS	77	0	77

					$54,842	$(18,190)	$36,652

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Brazil	$0	$153,536	$0	$153,536
Colombia	0	52,984	0	52,984
France	0	43,407	0	43,407
Mexico	0	222,122	0	222,122
Poland	0	41,136	0	41,136
Qatar	0	54,708	0	54,708
Russia	0	128,738	1,874	130,612
South Korea	0	64,667	0	64,667
Tunisia	0	49,960	0	49,960
United Kingdom	0	142,472	0	142,472
United States	0	779,605	2,732	782,337
Short-Term Instruments	656,773	98,469	0	755,242
Other Investments +++	0	261,603	1,034	262,637

Investments, at value	$656,773	$2,093,407	$5,640	$2,755,820
Short Sales, at value	$0	$(2,146)	$0	$(2,146)
Financial Derivative Instruments ++++	$22	$37,530	$0	$37,552

Totals	$656,795	$2,128,791	$5,640	$2,791,226

See Accompanying Notes	Annual Report	March 31, 2010	35

Schedule of Investments  Developing Local Markets Fund   (Cont.)

March 31, 2010

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010
Russia	$0	$1,902	$0	$0	$(28)	$0	$1,874	$(28)
United States	0	2,753	0	0	(21)	0	2,732	(21)
Other Investments +++	0	(13)	(6)	0	149	904	1,034	147

Investments, at value	$0	$4,642	$(6)	$0	$100	$904	$5,640	$98

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(l)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$176	$0	$0	$0	$176
Variation margin receivable ^^	10	0	0	0	0	10
Unrealized appreciation on foreign currency contracts	0	54,842	0	0	0	54,842
Unrealized appreciation on swap agreements	948	0	0	0	0	948

	$958	$55,018	$0	$0	$0	$55,976

Liabilities:
Written options outstanding	$0	$69	$0	$0	$0	$69
Unrealized depreciation on foreign currency contracts	0	18,190	0	0	0	18,190
Unrealized depreciation on swap agreements	0	0	1	0	0	1

	$0	$18,259	$1	$0	$0	$18,260

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(29)	$0	$0	$0	$0	$(29)
Net realized gain (loss) on futures contracts, written options and swaps	12,879	56	(399)	0	0	12,536
Net realized (loss) on foreign currency transactions	0	(59,877)	0	0	0	(59,877)

	$12,850	$(59,821)	$(399)	$0	$0	$(47,370)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(127)	$0	$0	$0	$(127)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(9,058)	262	362	0	0	(8,434)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	277,394	0	0	0	277,394

	$(9,058)	$277,529	$362	$0	$0	$268,833

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $22 as reported in the Notes to Schedule of Investments.

36	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Schedule of Investments  Emerging Local Bond Fund

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.3%

Westpac Banking Corp.
0.447% due 12/14/2012		$8,000	$7,997

Total Australia (Cost $8,000)			7,997

BRAZIL 10.4%

CORPORATE BONDS & NOTES 0.1%

Cia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	5,750	4,081

SOVEREIGN ISSUES 10.3%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		154,450	84,609
10.000% due 01/01/2017		432,481	218,649

			303,258

Total Brazil (Cost $289,153)			307,339

CANADA 0.2%

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		$5,600	5,726

Total Canada (Cost $5,630)			5,726

CHILE 0.2%

Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023	CLP	1,469,896	3,008

Bonos del Banco Central de Chile en UF
3.000% due 07/01/2018		1,175,917	2,092
3.000% due 10/01/2018		31,498	57

Bonos del Banco Central de Chile en UF CPI Linked Bond
3.000% due 05/01/2017		629,956	1,116

Total Chile (Cost $5,553)			6,273

COLOMBIA 2.7%

Colombia Government International Bond
2.056% due 11/16/2015		$1,400	1,421
3.807% due 03/17/2013		3,000	3,022
9.850% due 06/28/2027	COP	32,290,000	19,819
12.000% due 10/22/2015		61,576,000	39,149

Santa Fe de Bogota D.C.
9.750% due 07/26/2028		31,200,000	17,278

Total Colombia (Cost $73,790)			80,689

EGYPT 0.7%

Egypt Government International Bond
8.750% due 07/18/2012	EGP	14,800	2,730

Petroleum Export Ltd.
4.623% due 06/15/2010		$317	315
4.633% due 06/15/2010		50	49
5.265% due 06/15/2011		10,812	10,746

Petroleum Export II Ltd.
6.340% due 06/20/2011		6,314	6,235

Total Egypt (Cost $20,053)			20,075

EL SALVADOR 0.2%

El Salvador Government International Bond
8.500% due 07/25/2011		$5,000	5,412

Total El Salvador (Cost $5,264)			5,412

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FRANCE 1.0%

Credit Agricole S.A.
0.302% due 05/28/2010		$400	$400

Dexia Credit Local
0.501% due 01/12/2012		28,900	28,905

Total France (Cost $29,300)			29,305

GUATEMALA 0.1%

Guatemala Government Bond
10.250% due 11/08/2011		$4,000	4,500

Total Guatemala (Cost $4,465)			4,500

HUNGARY 6.2%

Hungary Government Bond
5.500% due 02/12/2014	HUF	15,259,740	76,264
5.500% due 02/12/2016		10,190,600	49,169
6.000% due 10/12/2011		1,060,000	5,439
6.000% due 10/24/2012		537,300	2,752
6.500% due 06/24/2019		620,000	3,090
6.750% due 04/12/2010		675,000	3,436
6.750% due 02/12/2013		3,285,200	17,128
6.750% due 11/24/2017		478,000	2,431
7.500% due 11/12/2020		4,270,000	22,737

Total Hungary (Cost $190,420)			182,446

INDONESIA 7.9%

Indonesia Government International Bond
9.500% due 07/15/2023	IDR	112,807,000	12,533
10.000% due 07/15/2017		79,000,000	9,362
10.000% due 02/15/2028		108,229,000	11,955
10.500% due 08/15/2030		118,530,000	36,145
10.500% due 07/15/2038		58,536,000	6,544
11.000% due 12/15/2012		127,850,000	15,202
11.000% due 10/15/2014		85,000,000	10,404
11.000% due 11/15/2020		391,548,000	73,813
11.000% due 09/15/2025		70,000,000	20,690
11.250% due 05/15/2014		850,000	104
11.500% due 09/15/2019		46,330,000	5,946
12.800% due 06/15/2021		166,974,000	23,099

Majapahit Holding BV
7.250% due 10/17/2011		$7,400	7,825

Total Indonesia (Cost $202,968)			233,622

KAZAKHSTAN 0.1%

Intergas Finance BV
6.875% due 11/04/2011		$1,000	1,055

Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		2,500	2,575

Total Kazakhstan (Cost $3,529)			3,630

LUXEMBOURG 0.1%

Telecom Italia Capital S.A.
0.729% due 02/01/2011		$2,600	2,593

Total Luxembourg (Cost $2,583)			2,593

MALAYSIA 4.2%

Malaysia Government International Bond
3.741% due 02/27/2015	MYR	287,350	88,251
3.835% due 08/12/2015		37,000	11,383
4.240% due 02/07/2018		2,300	714
4.378% due 11/29/2019		52,460	16,330
7.500% due 07/15/2011		$1,050	1,130

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Petronas Capital Ltd.
7.000% due 05/22/2012		$7,300	$8,047

Total Malaysia (Cost $120,783)			125,855

MEXICO 15.8%

CORPORATE BONDS & NOTES 2.6%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	87,700	6,080

Hipotecaria Su Casita S.A. de C.V.
6.270% due 06/25/2012		152,860	10,707
6.520% due 03/26/2012		23,650	1,659

Pemex Finance Ltd.
9.030% due 02/15/2011		$1,400	1,438

Pemex Project Funding Master Trust
0.852% due 12/03/2012		7,000	6,965
1.557% due 06/15/2010		40,419	40,469
5.500% due 02/24/2025	EUR	5,000	6,679

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	25,000	1,973

			75,970

SOVEREIGN ISSUES 13.2%

Mexico Government International Bond
7.500% due 06/21/2012		1,783,666	149,690
7.750% due 12/14/2017		622,200	51,381
8.000% due 06/11/2020		210,000	17,510
8.500% due 12/13/2018		2,018,267	173,548

			392,129

Total Mexico (Cost $448,381)			468,099

NEW ZEALAND 0.1%

ANZ National International Ltd.
0.361% due 04/14/2010		$2,660	2,660

Total New Zealand (Cost $2,660)			2,660

PANAMA 0.2%

Panama Government International Bond
9.375% due 07/23/2012		$1,300	1,514
9.625% due 02/08/2011		3,000	3,210

Total Panama (Cost $4,650)			4,724

PERU 1.2%

Peru Government International Bond
6.900% due 08/12/2037	PEN	7,380	2,633
7.840% due 08/12/2020		4,750	1,902
9.910% due 05/05/2015		68,234	30,191

Total Peru (Cost $30,968)			34,726

POLAND 8.9%

Poland Government International Bond
4.250% due 05/24/2011	PLN	43,920	15,441
4.750% due 04/25/2012		64,400	22,652
5.000% due 10/24/2013		30,000	10,585
5.250% due 10/25/2017		17,300	6,057
5.500% due 04/25/2015		243,000	86,717
5.750% due 04/25/2014		192,300	69,325
5.750% due 09/23/2022		83,985	29,714
6.250% due 07/03/2012		$1,000	1,093
6.250% due 10/24/2015	PLN	56,790	20,952

Total Poland (Cost $270,085)			262,536

See Accompanying Notes	Annual Report	March 31, 2010	37

Schedule of Investments  Emerging Local Bond Fund   (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
QATAR 0.7%

Qatar Petroleum
5.579% due 05/30/2011		$4,751	$4,883

Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014		4,800	5,264

Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		9,800	10,323

Total Qatar (Cost $20,177)			20,470

RUSSIA 2.1%

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$13,123	13,629

JPMorgan Chase Bank N.A.
3.100% due 02/11/2011 (j)		1,900	1,874

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		480	552

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		11,250	11,658

SB Capital S.A.
6.468% due 07/02/2013		500	551

TNK-BP Finance S.A.
6.125% due 03/20/2012		2,900	3,070
6.875% due 07/18/2011		20,315	21,303

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		8,700	9,245

VTB Capital S.A.
6.609% due 10/31/2012		400	421

Total Russia (Cost $61,190)			62,303

SOUTH AFRICA 7.1%

South Africa Government International Bond
6.750% due 03/31/2021	ZAR	744,000	88,199
7.250% due 01/15/2020		304,900	38,078
7.500% due 01/15/2014		131,900	17,881
8.000% due 12/21/2018		25,000	3,330
8.250% due 09/15/2017		147,100	20,017
8.750% due 12/21/2014		76,900	10,866
13.500% due 09/15/2015		183,500	31,287

Total South Africa (Cost $193,970)			209,658

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.875% due 01/14/2015		$2,000	2,160

Korea Development Bank
8.000% due 01/23/2014		2,650	3,059

Total South Korea (Cost $5,167)			5,219

THAILAND 5.3%

Bank of Thailand
3.700% due 01/24/2011	THB	29,620	931

Thailand Government Bond
3.625% due 05/22/2015		1,926,000	59,900
3.875% due 06/13/2019		2,180,201	67,983
5.125% due 03/13/2018		508,330	17,123
5.250% due 05/12/2014		145,200	4,851
6.150% due 07/07/2026		176,000	6,680

Total Thailand (Cost $151,030)			157,468

TUNISIA 0.4%

Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	1,500	2,102

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.375% due 04/25/2012		$7,700	$8,518

Total Tunisia (Cost $10,536)			10,620

TURKEY 5.6%

Turkey Government International Inflation Linked Bond
10.000% due 02/15/2012 (b)	TRY	867	661
12.000% due 08/14/2013 (b)		5,127	4,420

Turkey Government International Bond
0.000% due 06/23/2010		29,200	18,941
0.000% due 11/16/2011		15,400	8,827
9.000% due 06/30/2011		$3,000	3,262
11.000% due 08/06/2014	TRY	7,300	4,933
11.500% due 01/23/2012		$3,000	3,469
14.000% due 01/19/2011	TRY	143,506	99,204
14.000% due 09/26/2012		8,600	6,247
16.000% due 03/07/2012		19,600	14,541
16.000% due 08/28/2013		3,600	2,798

Total Turkey (Cost $170,462)			167,303

UNITED ARAB EMIRATES 0.1%

Emirate of Abu Dhabi
5.500% due 08/02/2012		$4,000	4,322

Total United Arab Emirates (Cost $4,212)			4,322

UNITED KINGDOM 1.4%

Bank of Scotland PLC
0.312% due 12/08/2010		$1,100	1,098

Barclays Bank PLC
10.179% due 06/12/2021		4,680	6,119

Royal Bank of Scotland Group PLC
0.512% due 03/30/2012		28,400	28,437
1.149% due 04/23/2012		6,100	6,188

Vodafone Group PLC
0.532% due 02/27/2012		200	200

Total United Kingdom (Cost $40,552)			42,042

UNITED STATES 9.0%

ASSET-BACKED SECURITIES 0.2%

Citigroup Mortgage Loan Trust, Inc.
0.269% due 12/25/2036		$668	622
1.129% due 07/25/2037		1,172	1,059

Countrywide Asset-Backed Certificates
0.329% due 05/25/2047		312	293
0.329% due 09/25/2047		1,305	1,220

Credit-Based Asset Servicing & Securitization LLC
0.349% due 07/25/2037		76	59

Indymac Residential Asset-Backed Trust
0.309% due 07/25/2037		380	372

Long Beach Mortgage Loan Trust
0.289% due 12/25/2036		9	9

MASTR Asset-Backed Securities Trust
0.309% due 05/25/2037		767	732

Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		392	209

Soundview Home Equity Loan Trust
1.029% due 10/25/2037		45	44

			4,619

BANK LOAN OBLIGATIONS 0.3%

Georgia-Pacific Corp.
2.251% due 12/23/2012		295	294
2.254% due 12/23/2012		3,888	3,860
2.282% due 12/23/2012		690	686

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Petroleum Export III Ltd.
3.757% due 04/08/2013		$5,112	$5,074

			9,914

CORPORATE BONDS & NOTES 8.1%

Allied Waste North America, Inc.
6.500% due 11/15/2010		100	103

American Express Credit Corp.
1.629% due 05/27/2010		11,600	11,622

American General Finance Corp.
4.875% due 05/15/2010		500	500

American International Group, Inc.
5.375% due 10/18/2011		4,525	4,649
6.250% due 05/01/2036		700	612

Anadarko Petroleum Corp.
7.625% due 03/15/2014		4,000	4,603

Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012		4,000	4,110

Bank of America Corp.
5.650% due 05/01/2018		6,700	6,789

Bank of America N.A.
0.537% due 06/15/2016		12,000	10,749

Bear Stearns Cos. LLC
0.370% due 05/18/2010		1,900	1,900
0.479% due 01/31/2011		200	200
5.300% due 10/30/2015		300	320

Caterpillar Financial Services Corp.
0.341% due 08/20/2010		600	600

Citibank N.A.
0.253% due 09/21/2012		3,200	3,204

Citigroup Funding, Inc.
1.299% due 05/07/2010		12,300	12,310

Citigroup, Inc.
5.500% due 04/11/2013		5,800	6,099

COX Enterprises, Inc.
7.875% due 09/15/2010		650	670

Credit Suisse USA, Inc.
0.450% due 08/15/2010		200	200

Dominion Resources, Inc.
1.308% due 06/17/2010		2,400	2,405

Dow Chemical Co.
2.499% due 08/08/2011		3,100	3,155

Ford Motor Credit Co. LLC
7.875% due 06/15/2010		2,000	2,019
8.625% due 11/01/2010		2,000	2,049
9.750% due 09/15/2010		2,000	2,048

FPL Group Capital, Inc.
1.138% due 06/17/2011		4,900	4,942

General Electric Capital Corp.
0.339% due 04/28/2011		6,500	6,497

GMAC, Inc.
7.250% due 03/02/2011		8,000	8,135
7.250% due 03/02/2011		9,900	10,123

Hewlett-Packard Co.
1.302% due 05/27/2011		8,000	8,098

HSBC Finance Corp.
0.500% due 05/10/2010		1,500	1,500

International Lease Finance Corp.
1.150% due 07/06/2010	EUR	600	807
4.875% due 09/01/2010		$1,600	1,600
4.950% due 02/01/2011		4,100	4,104
5.625% due 09/15/2010		1,100	1,108

John Deere Capital Corp.
0.331% due 07/16/2010		2,600	2,601

38	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.951% due 01/18/2011		$4,000	$4,023
1.004% due 06/10/2011		5,100	5,142

JPMorgan Chase & Co.
0.421% due 01/17/2011		8,000	8,013

Kraft Foods, Inc.
0.750% due 08/11/2010		3,000	3,004

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		11,400	2,679

Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		700	687
6.875% due 04/25/2018		6,000	6,476

Metropolitan Life Global Funding I
0.290% due 05/17/2010		4,200	4,201

Morgan Stanley
0.349% due 05/07/2010		6,000	6,001
0.501% due 01/18/2011		2,200	2,201

PACCAR, Inc.
1.431% due 09/14/2012		4,000	4,078

Pemex Project Funding Master Trust
0.852% due 12/03/2012		10,000	9,950
1.557% due 06/15/2010		20,800	20,800

Pfizer, Inc.
4.450% due 03/15/2012		1,500	1,591
Reynolds American, Inc.
0.957% due 06/15/2011		9,600	9,564

SLM Corp.
0.409% due 07/26/2010		2,300	2,269
0.457% due 03/15/2011		250	244
0.479% due 10/25/2011		300	285
0.850% due 12/15/2010	EUR	200	265
5.375% due 05/15/2014		$600	569

Time Warner Entertainment Co. LP
8.875% due 10/01/2012		600	691

U.S. Bancorp
0.649% due 05/06/2010		100	100

UnitedHealth Group, Inc.
0.433% due 06/21/2010		800	800

Wachovia Corp.
0.377% due 03/15/2011		200	200
0.379% due 04/23/2012		2,000	1,981
0.381% due 10/15/2011		1,000	996

Wells Fargo & Co.
7.980% due 03/29/2049		2,400	2,520

Weyerhaeuser Co.
6.750% due 03/15/2012		6,750	7,202

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		2,300	2,343

			239,306

MORTGAGE-BACKED SECURITIES 0.3%

American Home Mortgage Assets
0.419% due 09/25/2046		426	225

Banc of America Funding Corp.
5.749% due 03/20/2036		486	338

BCAP LLC Trust
0.399% due 01/25/2037		1,258	647

Bear Stearns Adjustable Rate Mortgage Trust
4.994% due 01/25/2035		68	57
5.726% due 02/25/2036		465	308

Bear Stearns Alt-A Trust
5.158% due 09/25/2035		87	64
5.198% due 08/25/2036		700	208

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
3.075% due 03/25/2034	$91	$88
5.629% due 07/25/2046	338	242

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	480	348

Commercial Mortgage Pass-Through Certificates
0.730% due 02/16/2034	577	560

Countrywide Home Loan Mortgage Pass-Through Trust
5.981% due 09/25/2047	212	152

Downey Savings & Loan Association Mortgage Loan Trust
2.539% due 07/19/2044	952	635

GSR Mortgage Loan Trust
5.340% due 11/25/2035	385	323

Harborview Mortgage Loan Trust
0.729% due 02/19/2034	1,817	1,089
5.826% due 08/19/2036	169	109

Homebanc Mortgage Trust
5.802% due 04/25/2037	456	341

Luminent Mortgage Trust
0.399% due 12/25/2036	504	267
0.409% due 12/25/2036	218	108
0.429% due 10/25/2046	201	113

MASTR Adjustable Rate Mortgages Trust
0.529% due 05/25/2047	800	126

MASTR Alternative Loans Trust
0.629% due 03/25/2036	179	68

Morgan Stanley Mortgage Loan Trust
5.352% due 06/25/2036	133	115

Residential Accredit Loans, Inc.
0.479% due 08/25/2037	347	183
5.714% due 02/25/2036	390	217

Residential Asset Securitization Trust
0.629% due 01/25/2046	453	204

Sequoia Mortgage Trust
3.132% due 01/20/2047	167	124

Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036	402	292

Structured Asset Mortgage Investments, Inc.
0.449% due 05/25/2046	390	193

WaMu Mortgage Pass-Through Certificates
1.211% due 01/25/2047	483	256
3.078% due 01/25/2047	295	175
5.266% due 01/25/2037	345	256
5.448% due 04/25/2037	231	157
5.562% due 12/25/2036	205	148
5.921% due 09/25/2036	342	268

Wells Fargo Mortgage-Backed Securities Trust
0.729% due 07/25/2037	587	368

		9,372

U.S. GOVERNMENT AGENCIES 0.1%

Freddie Mac
0.109% due 02/01/2011	620	620
0.160% due 05/04/2011	1,510	1,511
0.324% due 03/09/2011	32	32

		2,163

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.0%

U.S. Treasury Notes
1.000% due 07/31/2011 (f)		$330	$332

Total United States (Cost $272,790)			265,706

SHORT-TERM INSTRUMENTS 5.2%

REPURCHASE AGREEMENTS 0.5%

Barclays Capital, Inc.
0.030% due 04/01/2010		$8,000	8,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $8,172. Repurchase proceeds are $8,000.)

Goldman Sachs & Co.
0.140% due 04/05/2010		7,000	7,000
(Dated 03/11/2010. Collateralized by Fannie Mae 6.000% due 01/01/2039 valued at $7,223. Repurchase proceeds are $7,000.)

JPMorgan Chase Bank N.A.
0.010% due 04/01/2010		100	100
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.500% due 07/15/2016 valued at $103. Repurchase proceeds are $100.)

State Street Bank and Trust Co.
0.010% due 04/01/2010		627	627
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $640. Repurchase proceeds are $627.)

			15,727

ISRAEL TREASURY BILLS 0.2%
1.368% due 06/02/2010	ILS	17,760	4,794

U.S. TREASURY BILLS 0.0%
0.209% due 08/26/2010 (d)		$350	350

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 4.5%
		13,371,672	133,891

Total Short-Term Instruments (Cost $154,699)			154,762

PURCHASED OPTIONS (h) 0.0%
(Cost $254)			148

Total Investments 97.6% (Cost $2,803,274)			$2,888,228

Written Options (i) (0.0%) (Premiums $278)			(58)

Other Assets and Liabilities (Net) 2.4%			70,117

Net Assets 100.0%			$2,958,287

See Accompanying Notes	Annual Report	March 31, 2010	39

Schedule of Investments  Emerging Local Bond Fund   (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $350 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $1,845 at a weighted average interest rate of -0.500%. On March 31, 2010, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $45 and cash of $82 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	72	$229

(g)	Swap agreements outstanding on March 31, 2010:

Asset Swaps
Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Indonesia Government International Bond 10.000% due 07/15/2017	6-Month USD-LIBOR	Cash Flow from Underlying Asset	07/22/2017	DUB	$4,066	$(176)	$(455)	$279
Indonesia Government International Bond 11.000% due 10/15/2014	6-Month USD-LIBOR	Cash Flow from Underlying Asset	10/17/2014	BCLY	67,470	2,470	(2,347)	4,817
Malaysia Government International Bond 3.756% due 04/28/2011	6-Month USD-LIBOR	Cash Flow from Underlying Asset	05/02/2011	BCLY	36,140	3,368	152	3,216
Malaysia Government International Bond 4.262% due 09/15/2016	6-Month USD-LIBOR	Cash Flow from Underlying Asset	09/19/2016	CITI	30,052	1,261	915	346

						$6,923	$(1,735)	$8,658

Credit Default Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
RSHB Capital S.A.	BCLY	1.000%	09/20/2010	1.513%	$10,000	$(21)	$(20)	$(1)
TransCapitalInvest Ltd. for OJSC AK Transneft	GSC	2.300%	09/20/2010	1.250%	5,000	28	0	28

						$7	$(20)	$27

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC	BRL	55,800	$90	$113	$(23)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		55,000	78	43	35
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		74,200	287	(81)	368
Pay	1-Year BRL-CDI	11.440%	01/02/2012	GSC		8,600	30	1	29
Pay	1-Year BRL-CDI	11.570%	01/02/2012	GSC		116,000	469	58	411
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		68,600	277	0	277
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		32,900	343	(47)	390
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC		182,400	1,901	1,175	726
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		70,000	730	434	296
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		100,000	1,042	726	316
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		10,500	109	59	50
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		121,900	1,335	893	442
Pay	1-Year BRL-CDI	11.670%	01/02/2012	MSC		14,400	158	156	2
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		75,000	322	0	322
Pay	1-Year BRL-CDI	11.940%	01/02/2012	GSC		60,000	357	0	357
Pay	1-Year BRL-CDI	14.415%	01/02/2012	BCLY		68,600	2,939	(566)	3,505

40	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP	BRL	63,500	$3,068	$538	$2,530
Pay	1-Year BRL-CDI	14.770%	01/02/2012	BCLY		47,100	2,278	0	2,278
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		2,000	2	5	(3)
Pay	3-Month MYR-KLIBOR	3.200%	12/03/2013	BCLY	MYR	12,850	(45)	0	(45)
Pay	3-Month MYR-KLIBOR	2.980%	12/09/2013	BCLY		11,780	(71)	0	(71)
Pay	3-Month MYR-KLIBOR	3.810%	08/11/2014	BCLY		15,300	32	0	32
Pay	3-Month MYR-KLIBOR	3.720%	08/18/2014	DUB		40,000	33	0	33
Pay	3-Month MYR-KLIBOR	3.900%	10/29/2014	DUB		5,000	14	(1)	15
Pay	6-Month THB-THBFIX Reuters	2.870%	02/04/2014	BCLY	THB	106,060	(12)	0	(12)
Pay	6-Month THB-THBFIX Reuters	3.160%	04/21/2014	BCLY		136,500	40	0	40
Pay	6-Month THB-THBFIX Reuters	3.200%	04/22/2014	BCLY		105,400	37	0	37
Pay	6-Month THB-THBFIX Reuters	3.030%	04/24/2014	BCLY		65,700	8	0	8
Pay	6-Month THB-THBFIX Reuters	3.620%	08/19/2014	DUB		785,000	518	(26)	544
Pay	6-Month THB-THBFIX Reuters	3.390%	01/29/2015	CITI		700,000	166	(4)	170
Pay	28-Day MXN TIIE	9.190%	07/29/2015	JPM	MXN	996,000	7,365	0	7,365
Pay	28-Day MXN TIIE	9.440%	10/25/2018	BCLY		517,700	4,699	1,296	3,403
Pay	28-Day MXN TIIE	8.050%	12/26/2018	CITI		136,300	233	0	233
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY		190,000	586	149	437
Pay	28-Day MXN TIIE	7.780%	04/09/2019	BCLY		9,500	1	(5)	6
Pay	28-Day MXN TIIE	8.450%	06/03/2019	JPM		100,000	377	72	305
Pay	28-Day MXN TIIE	8.760%	09/03/2029	BCLY		30,000	153	0	153

							$29,949	$4,988	$24,961

(h)	Purchased options outstanding on March 31, 2010:

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC USD versus KRW	KRW	1,110.000	12/07/2010	$7,945	$254	$148

(i)	Written options outstanding on March 31, 2010:

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW	1,275.000	12/07/2010	$7,945	$278	$58

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	726	$34,500	$1,096
Sales	1,347	180,155	1,947
Closing Buys	(141)	(172,210)	(1,282)
Expirations	(1,717)	(34,500)	(1,367)
Exercised	(215)	0	(116)

Balance at 03/31/2010	0	$7,945	$278

(j)	Restricted securities as of March 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
JPMorgan Chase Bank N.A.	3.100%	02/11/2011	02/17/2010	$1,902	$1,874	0.06%

See Accompanying Notes	Annual Report	March 31, 2010	41

Schedule of Investments  Emerging Local Bond Fund   (Cont.)

(k)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	14,248	04/2010	BCLY	$12	$0	$12
Sell		8,740	04/2010	CITI	0	(186)	(186)
Buy		4,677	04/2010	DUB	150	0	150
Buy		38,321	04/2010	GSC	1,207	0	1,207
Sell		46,578	04/2010	GSC	365	(10)	355
Buy		58,863	04/2010	HSBC	1,135	(52)	1,083
Sell		30,750	04/2010	HSBC	0	(133)	(133)
Sell		8,740	04/2010	MLP	0	(191)	(191)
Sell		21,303	04/2010	MSC	0	(476)	(476)
Buy		27,940	06/2010	HSBC	65	0	65
Buy	CLP	1,581,269	11/2010	CITI	160	0	160
Sell		199,785	11/2010	CITI	0	(2)	(2)
Sell		2,131,247	11/2010	DUB	0	(3)	(3)
Sell		10,409,850	11/2010	JPM	0	(111)	(111)
Sell		3,965,390	11/2010	MSC	85	0	85
Sell		4,933,676	01/2011	DUB	68	0	68
Buy		1,950,441	01/2011	JPM	0	(233)	(233)
Buy	CNY	6,396	06/2010	BCLY	0	(3)	(3)
Sell		3,581	06/2010	BOA	4	0	4
Buy		2,678	06/2010	CITI	0	0	0
Buy		3,330	06/2010	DUB	0	0	0
Buy		8,322	06/2010	HSBC	0	(4)	(4)
Buy		38,156	06/2010	JPM	2	0	2
Sell		34,005	06/2010	JPM	17	0	17
Sell		6,418	06/2010	MSC	6	0	6
Buy		31,000	07/2010	BCLY	7	0	7
Sell		31,000	07/2010	GSC	0	(4)	(4)
Buy		42,238	11/2010	BCLY	0	(52)	(52)
Buy		12,139	11/2010	CITI	0	(25)	(25)
Buy		25,484	11/2010	DUB	0	(57)	(57)
Buy		31,000	11/2010	GSC	5	0	5
Buy		31,247	11/2010	JPM	0	(87)	(87)
Buy		8,536	11/2010	MSC	0	(21)	(21)
Buy		3,519	01/2011	BOA	0	(5)	(5)
Buy		46,753	01/2011	HSBC	0	(23)	(23)
Buy		108,337	01/2011	JPM	0	(146)	(146)
Buy		6,308	01/2011	MSC	0	(9)	(9)
Buy		9,376	06/2011	DUB	0	(39)	(39)
Buy		39,499	06/2011	JPM	2	(18)	(16)
Buy		53,316	06/2011	UBS	62	0	62
Buy		29,986	11/2011	CITI	0	(95)	(95)
Buy		32,125	11/2011	DUB	0	(67)	(67)
Buy		19,388	11/2011	UBS	0	(23)	(23)
Buy	COP	24,403,200	07/2010	CITI	210	0	210
Buy		38,101,036	07/2010	DUB	590	0	590
Sell		42,711,876	07/2010	DUB	0	(885)	(885)
Sell	EUR	595	04/2010	BCLY	2	0	2
Sell		315	04/2010	GSC	3	0	3
Sell		8,033	04/2010	JPM	241	0	241
Sell	GBP	3,133	06/2010	RBS	0	(30)	(30)
Buy	HKD	15,509	07/2010	BCLY	1	0	1
Buy		200	07/2010	HSBC	0	0	0
Buy		809	07/2010	JPM	0	0	0
Buy	HUF	1,418,529	07/2010	DUB	133	0	133
Sell		3,907,136	07/2010	DUB	825	0	825
Sell		1,774,000	07/2010	GSC	0	(127)	(127)
Sell		1,760,309	07/2010	HSBC	125	(11)	114
Sell		4,958,639	07/2010	JPM	1,484	0	1,484
Sell		650,276	07/2010	MSC	0	(8)	(8)
Buy	IDR	3,093,000	09/2010	CITI	29	0	29
Sell		28,940,997	10/2010	BCLY	0	(193)	(193)
Sell		117,000,000	10/2010	DUB	0	(641)	(641)
Buy		80,877,500	10/2010	HSBC	70	0	70
Buy		22,673,360	11/2010	BCLY	67	0	67
Buy		51,027,471	11/2010	CITI	112	0	112
Buy		48,993,725	11/2010	DUB	8	0	8
Buy		30,789,050	11/2010	HSBC	68	0	68
Sell		108,000,000	11/2010	JPM	122	0	122
Sell		101,000,000	01/2011	BCLY	77	0	77

42	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	IDR	166,931,500	01/2011	CITI	$178	$(78)	$100
Sell		108,000,000	01/2011	CITI	123	0	123
Buy		76,330,000	01/2011	JPM	5	(49)	(44)
Buy		47,875,000	01/2011	RBS	0	(10)	(10)
Buy	ILS	28,847	08/2010	CITI	74	0	74
Buy		7,155	08/2010	GSC	15	0	15
Sell		17,705	08/2010	HSBC	0	(93)	(93)
Buy		12,955	08/2010	UBS	100	0	100
Buy	INR	265,408	07/2010	CITI	56	0	56
Buy		122,006	11/2010	BCLY	17	0	17
Buy		743,222	11/2010	CITI	320	0	320
Buy		137,850	11/2010	JPM	13	0	13
Buy		253,299	03/2011	BCLY	38	0	38
Buy		230,150	03/2011	BOA	0	(15)	(15)
Buy		69,510	03/2011	DUB	6	0	6
Buy		121,599	03/2011	HSBC	14	0	14
Buy		125,936	03/2011	JPM	7	0	7
Buy		143,428	03/2011	UBS	12	0	12
Sell	JPY	51,981	04/2010	BCLY	4	0	4
Sell		1,176,336	04/2010	CITI	316	0	316
Sell		77,963	04/2010	GSC	6	0	6
Buy	KRW	2,580,000	07/2010	BCLY	93	0	93
Sell		13,114,063	07/2010	CITI	0	(90)	(90)
Buy		5,119,258	07/2010	DUB	191	0	191
Buy		1,162,000	07/2010	GSC	23	0	23
Buy		4,252,805	07/2010	MSC	147	0	147
Buy		10,179,565	08/2010	MSC	302	0	302
Buy		5,755,135	11/2010	BCLY	137	0	137
Buy		7,211,786	11/2010	BOA	70	0	70
Buy		21,642,744	11/2010	CITI	245	0	245
Buy		1,162,600	11/2010	DUB	20	0	20
Buy		3,451,710	11/2010	GSC	15	(8)	7
Buy		4,744,260	11/2010	JPM	37	(6)	31
Buy		2,302,200	11/2010	MSC	19	0	19
Buy		3,404,400	11/2010	UBS	0	(15)	(15)
Buy		9,109,600	01/2011	DUB	0	(27)	(27)
Buy	MXN	38,676	04/2010	BNP	123	0	123
Buy		1,080,106	04/2010	BOA	8,139	0	8,139
Sell		643,438	04/2010	CITI	0	(2,078)	(2,078)
Buy		126,851	04/2010	DUB	531	0	531
Sell		218,776	04/2010	DUB	0	(742)	(742)
Buy		1,019,099	04/2010	HSBC	2,030	0	2,030
Sell		1,646,354	04/2010	HSBC	0	(5,651)	(5,651)
Buy		206,755	04/2010	JPM	891	0	891
Buy		92,000	04/2010	MSC	429	0	429
Buy		108,576	04/2010	RBC	752	0	752
Buy		26,221	04/2010	RBS	117	0	117
Sell		194,399	04/2010	UBS	0	(648)	(648)
Sell		763,168	09/2010	HSBC	0	(814)	(814)
Buy	MYR	61,545	06/2010	BCLY	705	0	705
Buy		10,251	06/2010	CITI	131	0	131
Buy		43,988	06/2010	HSBC	435	0	435
Buy		22,995	06/2010	JPM	313	0	313
Buy		17,485	06/2010	MSC	229	0	229
Buy		103,640	10/2010	BCLY	1,087	0	1,087
Buy		15,336	10/2010	BOA	182	0	182
Buy		50,415	10/2010	CITI	568	0	568
Buy		33,186	10/2010	DUB	160	0	160
Buy		33,665	10/2010	JPM	211	0	211
Buy	PEN	12,669	04/2010	CITI	11	0	11
Buy		17,511	04/2010	DUB	51	0	51
Sell		69,692	04/2010	DUB	39	(5)	34
Buy		39,512	04/2010	MSC	50	(8)	42
Buy		6,797	10/2010	CITI	0	(6)	(6)
Buy		121,345	10/2010	DUB	0	(82)	(82)
Buy		10,413	10/2010	JPM	0	(8)	(8)
Sell	PHP	299,537	04/2010	BCLY	0	(61)	(61)
Sell		966,759	04/2010	CITI	0	(103)	(103)
Buy		670,909	04/2010	DUB	485	0	485
Sell		286,420	04/2010	DUB	0	(65)	(65)
Buy		277,320	04/2010	HSBC	130	0	130

See Accompanying Notes	Annual Report	March 31, 2010	43

Schedule of Investments  Emerging Local Bond Fund   (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	604,487	04/2010	JPM	$412	$0	$412
Buy		364,144	08/2010	MSC	240	0	240
Buy		450,281	11/2010	BCLY	68	0	68
Buy		1,036,734	11/2010	CITI	74	(17)	57
Buy		286,420	11/2010	DUB	41	0	41
Buy		21,564	11/2011	JPM	27	0	27
Buy	PLN	16,624	08/2010	BNP	0	(38)	(38)
Buy		19,265	08/2010	CITI	0	(23)	(23)
Buy		80,100	08/2010	GSC	563	0	563
Sell		35,455	08/2010	GSC	116	0	116
Buy		142,658	08/2010	HSBC	1,065	(66)	999
Buy		411	08/2010	JPM	3	0	3
Buy		49,179	08/2010	UBS	725	0	725
Buy	RON	280	08/2010	BCLY	1	0	1
Buy		1,209	08/2010	DUB	4	0	4
Sell		1,440	08/2010	DUB	8	0	8
Buy	SGD	6,980	05/2010	CITI	0	(11)	(11)
Buy		1,705	06/2010	BCLY	18	0	18
Buy		2,798	06/2010	BOA	0	(1)	(1)
Buy		7,700	06/2010	CITI	5	(48)	(43)
Buy		4,505	06/2010	DUB	9	0	9
Sell		2,519	06/2010	DUB	0	0	0
Buy		1,032	06/2010	UBS	7	0	7
Buy		9,701	09/2010	BCLY	3	0	3
Buy		7,015	09/2010	BOA	10	0	10
Buy		7,211	09/2010	CITI	28	0	28
Buy		7,606	09/2010	GSC	22	(2)	20
Buy		14,009	09/2010	JPM	6	0	6
Sell	THB	548,063	05/2010	BOA	0	(423)	(423)
Buy		424,565	05/2010	CITI	397	0	397
Buy		444,081	05/2010	HSBC	410	0	410
Buy		1,219,957	09/2010	BCLY	575	(1)	574
Buy		1,145,570	09/2010	CITI	339	0	339
Buy		564,755	09/2010	HSBC	200	0	200
Buy		48,622	09/2010	UBS	0	(1)	(1)
Buy	TRY	4,776	07/2010	GSC	56	0	56
Sell		12,192	07/2010	GSC	0	(69)	(69)
Buy		135,925	07/2010	HSBC	1,031	0	1,031
Buy		7,853	07/2010	UBS	70	0	70
Buy	TWD	157,900	06/2010	HSBC	7	0	7
Sell	ZAR	222,676	07/2010	BCLY	0	(1,776)	(1,776)
Buy		202,590	07/2010	CITI	1,614	0	1,614
Buy		11,000	07/2010	DUB	29	0	29
Buy		78,325	07/2010	GSC	542	0	542
Sell		25,000	07/2010	GSC	0	(212)	(212)
Buy		202,337	07/2010	HSBC	710	0	710
Sell		39,289	07/2010	HSBC	0	(202)	(202)
Buy		697	07/2010	JPM	7	0	7
Sell		34,000	07/2010	JPM	0	(276)	(276)
Buy		56,148	07/2010	UBS	353	0	353
Sell		61,451	07/2010	UBS	0	(436)	(436)

					$37,716	$(18,234)	$19,482

44	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Brazil	$0	$303,258	$4,081	$307,339
Colombia	0	80,689	0	80,689
Hungary	0	182,446	0	182,446
Indonesia	0	233,622	0	233,622
Malaysia	0	125,855	0	125,855
Mexico	0	466,440	1,659	468,099
Poland	0	262,536	0	262,536
South Africa	0	209,658	0	209,658
Thailand	0	157,468	0	157,468
Turkey	0	167,303	0	167,303
United States	0	260,632	5,074	265,706
Short-Term Instruments	133,891	20,871	0	154,762
Other Investments +++	0	270,871	1,874	272,745

Investments, at value	$133,891	$2,741,649	$12,688	$2,888,228
Financial Derivative Instruments ++++	$229	$44,412	$8,658	$53,299

Totals	$134,120	$2,786,061	$21,346	$2,941,527

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Brazil	$0	$3,704	$(50)	$0	$427	$0	$4,081	$427
Mexico	0	1,602	11	0	46	0	1,659	46
United States	0	5,112	0	0	(38)	0	5,074	(38)
Other Investments +++	3,248	(2,633)	(8)	(769)	2,036	0	1,874	(28)

Investments, at value	$3,248	$7,785	$(47)	$(769)	$2,471	$0	$12,688	$407
Financial Derivative Instruments ++++	$(26,351)	$0	$0	$0	$35,009	$0	$8,658	$32,700

Totals	$(23,103)	$7,785	$(47)	$(769)	$37,480	$0	$21,346	$33,107

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(m)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$148	$0	$0	$0	$148
Variation margin receivable ^^	8	0	0	0	0	8
Unrealized appreciation on foreign currency contracts	0	37,716	0	0	0	37,716
Unrealized appreciation on swap agreements	25,115	0	8,686	0	0	33,801

	$25,123	$37,864	$8,686	$0	$0	$71,673

Liabilities:
Written options outstanding	$0	$58	$0	$0	$0	$58
Unrealized depreciation on foreign currency contracts	0	18,234	0	0	0	18,234
Unrealized depreciation on swap agreements	154	0	1	0	0	155

	$154	$18,292	$1	$0	$0	$18,447

See Accompanying Notes	Annual Report	March 31, 2010	45

Schedule of Investments  Emerging Local Bond Fund   (Cont.)

March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$41,647	$37	$(664)	$0	$0	$41,020
Net realized gain on foreign currency transactions	0	19,684	0	0	0	19,684

	$41,647	$19,721	$(664)	$0	$0	$60,704

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(106)	$0	$0	$0	$(106)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(15,308)	220	35,038	0	0	19,950
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	40,881	0	0	0	40,881

	$(15,308)	$40,995	$35,038	$0	$0	$60,725

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $229 as reported in the Notes to Schedule of Investments.

46	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Schedule of Investments  Emerging Markets and Infrastructure Bond Fund

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BARBADOS 2.4%

Columbus International, Inc.
11.500% due 11/20/2014		$3,500	$3,850

Total Barbados (Cost $3,719)			3,850

BERMUDA 3.4%

Noble Group Ltd.
6.750% due 01/29/2020		$4,200	4,354

Qtel International Finance Ltd.
7.875% due 06/10/2019		1,000	1,160

Total Bermuda (Cost $5,439)			5,514

BRAZIL 15.7%

CORPORATE BONDS & NOTES 15.7%

CCL Finance Ltd.
9.500% due 08/15/2014		$1,800	2,079

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,620	1,774

Cia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	2,311	1,582

CSN Islands XI Corp.
6.875% due 09/21/2019		$3,990	4,189

Embraer Overseas Ltd.
6.375% due 01/15/2020		2,100	2,147

Fibria Overseas Finance Ltd.
9.250% due 10/30/2019		4,475	5,124

Gerdau Holdings, Inc.
7.000% due 01/20/2020		4,650	4,929

Marfrig Overseas Ltd.
9.625% due 11/16/2016		1,400	1,484

Odebrecht Finance Ltd.
7.500% due 10/18/2017		2,100	2,252

Total Brazil (Cost $24,813)			25,560

CAYMAN ISLANDS 5.3%

CFG Investment SAC
9.250% due 12/19/2013		$2,800	2,947

Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		4,770	5,581

Interoceanica IV Finance Ltd.
0.000% due 11/30/2025		94	47

Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		90	69

Total Cayman Islands (Cost $8,473)			8,644

CHINA 3.6%

Sino-Forest Corp.
9.125% due 08/17/2011		$3,060	3,244
10.250% due 07/28/2014		2,400	2,670

Total China (Cost $5,818)			5,914

COLOMBIA 4.8%

Ecopetrol S.A.
7.625% due 07/23/2019		$1,935	2,158

TGI International Ltd.
9.500% due 10/03/2017		5,005	5,593

Total Colombia (Cost $7,646)			7,751

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EGYPT 0.5%

Petroleum Export Ltd.
4.623% due 06/15/2010	$35	$35
4.633% due 06/15/2010	50	49
5.265% due 06/15/2011	594	589

Petroleum Export II Ltd.
6.340% due 06/20/2011	55	54

Total Egypt (Cost $735)		727

EL SALVADOR 2.2%

AES El Salvador Trust
6.750% due 02/01/2016	$3,750	3,581

Total El Salvador (Cost $3,379)		3,581

INDIA 0.8%

Indian Oil Corp. Ltd.
4.750% due 01/22/2015	$600	606

Tata Power Co. Ltd.
8.500% due 08/19/2017	550	621

Total India (Cost $1,197)		1,227

INDONESIA 6.5%

Adaro Indonesia PT
7.625% due 10/22/2019	$3,350	3,497

Empire Capital Resources Pte. Ltd.
5.001% due 12/28/2010	500	491

Listrindo Capital BV
9.250% due 01/29/2015	4,000	4,339

Majapahit Holding BV
7.875% due 06/29/2037	2,100	2,184

Total Indonesia (Cost $10,153)		10,511

IRELAND 1.6%

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	$2,475	2,599

Total Ireland (Cost $2,507)		2,599

ISRAEL 0.1%

Israel Electric Corp. Ltd.
7.950% due 05/30/2011	$200	214

Total Israel (Cost $213)		214

KAZAKHSTAN 6.1%

Intergas Finance BV
6.875% due 11/04/2011	$5,390	5,686

Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011	3,600	3,708

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	521	559

Total Kazakhstan (Cost $9,749)		9,953

MEXICO 11.8%

CORPORATE BONDS & NOTES 11.8%

Axtel SAB de C.V.
9.000% due 09/22/2019	$4,700	4,818

Corp. GEO SAB de C.V.
8.875% due 09/25/2014	3,410	3,674

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		$800	$816
9.500% due 12/11/2019		1,600	1,700

Hipotecaria Su Casita S.A. de C.V.
6.270% due 06/25/2012	MXN	18,620	1,304
6.520% due 03/26/2012		44,380	3,112

Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016		$1,600	1,704
9.500% due 01/21/2020		1,900	2,066

Total Mexico (Cost $18,761)			19,194

NETHERLANDS 1.6%

AES Dominicana Energia Finance S.A.
11.000% due 12/13/2015		$2,460	2,583

Total Netherlands (Cost $2,431)			2,583

PERU 1.2%

Interoceanica IV Finance Ltd.
0.000% due 11/30/2018		$2,616	2,000

Total Peru (Cost $1,981)			2,000

QATAR 3.4%

Nakilat, Inc.
6.067% due 12/31/2033		$3,960	3,615

Qatar Petroleum
5.579% due 05/30/2011		267	274

Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.332% due 09/30/2027		1,550	1,599

Total Qatar (Cost $5,476)			5,488

RUSSIA 17.0%

CORPORATE BONDS & NOTES 17.0%

ALROSA Finance S.A.
8.875% due 11/17/2014		$5,065	5,546

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		48	50

JPMorgan Chase Bank N.A.
3.100% due 02/11/2011 (f)		680	671

RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.125% due 01/14/2014		2,900	3,160

TNK-BP Finance S.A.
7.875% due 03/13/2018		4,690	5,165

VTB Capital S.A.
6.609% due 10/31/2012		5,520	5,810

White Nights Finance BV for Gazprom
10.500% due 03/25/2014		6,100	7,265

Total Russia (Cost $26,710)			27,667

SOUTH KOREA 1.8%

Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		$2,585	2,838

Total South Korea (Cost $2,809)			2,838

TRINIDAD AND TOBAGO 3.0%

Petroleum Co. of Trinidad & Tobago Ltd.
9.750% due 08/14/2019		$4,320	4,936

Total Trinidad And Tobago (Cost $4,888)			4,936

See Accompanying Notes	Annual Report	March 31, 2010	47

Schedule of Investments  Emerging Markets and Infrastructure Bond Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED ARAB EMIRATES 2.8%

Dolphin Energy Ltd.
5.888% due 06/15/2019	$1,584	$1,631

DP World Ltd.
6.850% due 07/02/2037	3,460	2,986

Total United Arab Emirates (Cost $4,465)		4,617

VENEZUELA 0.5%

Corp. Andina de Fomento
8.125% due 06/04/2019	$740	872

Total Venezuela (Cost $855)		872

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.5%

REPURCHASE AGREEMENTS 0.7%

JPMorgan Chase Bank N.A.
0.010% due 04/01/2010	$200	$200
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.500% due 07/15/2016 valued at $205. Repurchase proceeds are $200.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	916	916
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 06/17/2010 valued at $935. Repurchase proceeds are $916.)

		1,116

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.2%
0.200% due 08/26/2010 - 09/02/2010 (a)(c)	$253	$252

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 2.6%
	430,703	4,313

Total Short-Term Instruments (Cost $5,681)		5,681

Total Investments 99.6% (Cost $157,898)		$161,921

Written Options (e) (0.1%) (Premiums $223)		(137)

Other Assets and Liabilities (Net) 0.5%		869

Net Assets 100.0%		$162,653

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Affiliated to the Fund.
(c)	Securities with an aggregate market value of $252 and cash of $76 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers’ Acceptance December Futures	Long	12/2010	163	$(35)
90-Day Eurodollar December Futures	Long	12/2010	133	85
90-Day Eurodollar March Futures	Long	03/2011	91	65

				$115

(d)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	GSC	1.000%	03/20/2011	0.649%	$400	$2	$1	$1
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.649%	800	3	4	(1)
Emirate of Abu Dhabi	CSFB	1.000%	03/20/2011	0.533%	600	3	0	3
Korea Government Bond	BCLY	1.000%	03/20/2011	0.423%	100	0	0	0
Korea Government Bond	GSC	1.000%	03/20/2011	0.423%	100	0	0	0
Mexico Government International Bond	GSC	1.000%	03/20/2011	0.583%	400	2	1	1
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.583%	600	3	2	1
RSHB Capital S.A.	BCLY	1.000%	09/20/2010	1.513%	2,000	(4)	(4)	0

						$9	$4	$5

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$3,500	$439	$452	$(13)
CDX.EM-13 Index	GSC	5.000%	06/20/2015	200	26	26	0

					$465	$478	$(13)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

48	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	31,600	$45	$37	$8
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		18,000	196	144	52

							$241	$181	$60

(e)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	20	$7	$3
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	9	3	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	17	11	6
Put - CBOT U.S. Treasury 10-Year Note June Futures	115.000	05/21/2010	3	1	2
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	9	2	1

				$24	$13

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$1,000	$13	$0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,000	8	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	2,000	7	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	2,000	8	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	1,600	6	4
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	1,600	14	9
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.600%	05/21/2010	1,500	7	5
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.100%	05/21/2010	1,500	8	9
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	5,100	14	13
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	5,100	23	28
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	1,100	11	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,100	12	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	2,300	14	9
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	2,300	19	15
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	2,600	18	14
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	2,700	17	18

							$199	$124

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 07/01/2009	0	$0	$0
Sales	204	37,900	302
Closing Buys	(146)	(3,400)	(79)
Expirations	0	0	0
Exercised	0	0	0

Balance at 03/31/2010	58	$34,500	$223

(f)	Restricted securities as of March 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
JPMorgan Chase Bank N.A.	3.100%	02/11/2011	02/17/2010	$681	$671	0.41%

See Accompanying Notes	Annual Report	March 31, 2010	49

Schedule of Investments  Emerging Markets and Infrastructure Bond Fund   (Cont.)

(g)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	2,601	04/2010	GSC	$23	$0	$23
Buy		2,601	04/2010	HSBC	6	0	6
Sell		2,601	06/2010	HSBC	0	(6)	(6)
Sell	CAD	21	04/2010	BCLY	0	0	0
Sell		15	04/2010	CITI	0	0	0
Buy	CNY	1,431	06/2010	BCLY	0	(1)	(1)
Sell		1,431	06/2010	JPM	1	0	1
Buy		2,138	11/2010	CSFB	0	(2)	(2)
Buy		1,336	11/2010	DUB	0	(1)	(1)
Buy		403	11/2010	JPM	0	0	0
Buy		1,431	06/2011	JPM	0	(1)	(1)
Buy	KRW	79,809	11/2010	BOA	2	0	2
Buy		186,139	11/2010	CITI	3	0	3
Buy		696,315	11/2010	CSFB	1	0	1
Buy		234,798	11/2010	DUB	6	0	6
Buy		23,460	11/2010	GSC	1	0	1
Buy		377,310	11/2010	JPM	11	0	11
Buy		200,824	11/2010	MSC	6	0	6
Buy	MXN	261	04/2010	CITI	0	0	0
Buy		1,650	04/2010	DUB	5	0	5
Sell		261	04/2010	DUB	0	0	0
Buy		348	04/2010	GSC	1	0	1
Buy		20,064	04/2010	HSBC	103	0	103
Sell		44,093	04/2010	HSBC	0	(109)	(109)
Buy		22,031	04/2010	JPM	29	0	29
Buy		261	09/2010	DUB	0	0	0
Buy		16,351	09/2010	HSBC	28	0	28
Buy	SGD	128	06/2010	BCLY	1	0	1
Buy		14	06/2010	CITI	0	0	0
Buy		434	06/2010	CSFB	0	0	0
Buy		367	06/2010	DUB	2	0	2
Buy		85	06/2010	GSC	1	0	1
Buy		71	06/2010	UBS	1	0	1

					$231	$(120)	$111

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Barbados	$0	$3,850	$0	$3,850
Bermuda	0	5,514	0	5,514
Brazil	0	23,978	1,582	25,560
Cayman Islands	0	8,528	116	8,644
China	0	5,914	0	5,914
Colombia	0	7,751	0	7,751
El Salvador	0	3,581	0	3,581
Indonesia	0	10,020	491	10,511
Kazakhstan	0	9,953	0	9,953
Mexico	0	16,082	3,112	19,194
Qatar	0	5,488	0	5,488
Russia	0	26,996	671	27,667
Trinidad and Tobago	0	4,936	0	4,936
United Arab Emirates	0	4,617	0	4,617
Short-Term Instruments	4,313	1,368	0	5,681
Other Investments +++	0	11,060	2,000	13,060

Investments, at value	$4,313	$149,636	$7,972	$161,921
Financial Derivative Instruments ++++	$115	$26	$0	$141

Totals	$4,428	$149,662	$7,972	$162,062

50	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 07/01/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010
Brazil	$0	$1,523	$(44)	$0	$103	$0	$1,582	$103
Cayman Islands	0	107	2	2	5	0	116	5
Indonesia	0	493	0	0	(2)	0	491	(2)
Mexico	0	3,054	27	0	31	0	3,112	31
Russia	0	681	0	0	(10)	0	671	(10)
Other Investments +++	0	2,470	(497)	16	11	0	2,000	11

Investments, at value	$0	$8,328	$(512)	$18	$138	$0	$7,972	$138

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(i)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable^^	$26	$0	$0	$0	$0	$26
Unrealized appreciation on foreign currency contracts	0	231	0	0	0	231
Unrealized appreciation on swap agreements	60	0	6	0	0	66

	$86	$231	$6	$0	$0	$323

Liabilities:
Written options outstanding	$137	$0	$0	$0	$0	$137
Variation margin payable^^	24	0	0	0	0	24
Unrealized depreciation on foreign currency contracts	0	120	0	0	0	120
Unrealized depreciation on swap agreements	0	0	14	0	0	14

	$161	$120	$14	$0	$0	$295

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$77	$0	$15	$0	$0	$92
Net realized (loss) on foreign currency transactions	0	(10)	0	0	0	(10)

	$77	$(10)	$15	$0	$0	$82

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$261	$0	$(8)	$0	$0	$253
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	111	0	0	0	111

	$261	$111	$(8)	$0	$0	$364

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $115 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2010	51

Schedule of Investments  Emerging Markets Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BAHRAIN 0.6%

Bahrain Government International Bond
5.500% due 03/31/2020	$16,500	$16,434

Total Bahrain (Cost $16,142)		16,434

BARBADOS 0.0%

Columbus International, Inc.
11.500% due 11/20/2014	$1,200	1,320

Total Barbados (Cost $1,300)		1,320

BERMUDA 0.8%

Noble Group Ltd.
6.750% due 01/29/2020	$22,300	23,135

Total Bermuda (Cost $22,613)		23,135

BRAZIL 14.2%

CORPORATE BONDS & NOTES 6.0%

Banco do Brasil S.A.
4.500% due 01/22/2015	$5,400	5,532
6.000% due 01/22/2020	17,600	17,906

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	17,220	18,856
7.750% due 11/30/2015	2,000	2,305

CSN Islands IX Corp.
10.500% due 01/15/2015	850	1,046

CSN Islands VIII Corp.
9.750% due 12/16/2013	600	705

CSN Islands XI Corp.
6.875% due 09/21/2019	23,700	24,885

Fibria Overseas Finance Ltd.
9.250% due 10/30/2019	21,600	24,732

Gerdau Holdings, Inc.
7.000% due 01/20/2020	17,500	18,550

GTL Trade Finance, Inc.
7.250% due 10/20/2017	6,000	6,465

Petrobras International Finance Co.
5.750% due 01/20/2020	2,000	2,059
7.750% due 09/15/2014	4,200	4,892
7.875% due 03/15/2019	20,000	23,491

Usiminas Commercial Ltd.
7.250% due 01/18/2018	1,100	1,222

Vale Overseas Ltd.
6.875% due 11/21/2036	14,350	14,882
8.250% due 01/17/2034	1,755	2,067

		169,595

SOVEREIGN ISSUES 8.2%

Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018	2,300	2,450
6.500% due 06/10/2019	12,080	12,956

Brazil Government International Bond
5.875% due 01/15/2019	500	540
6.000% due 01/17/2017	31,594	34,485
7.875% due 03/07/2015	6,000	7,125
8.000% due 01/15/2018	23,936	28,017
8.250% due 01/20/2034	18,103	23,172
8.750% due 02/04/2025	17,175	22,757
8.875% due 10/14/2019	11,776	15,220
8.875% due 04/15/2024	17,225	22,823
10.500% due 07/14/2014	874	1,123
11.000% due 08/17/2040	17,092	22,963

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	8,020	$4,393
10.000% due 01/01/2017		64,494	32,604

			230,628

Total Brazil (Cost $369,490)			400,223

CAYMAN ISLANDS 0.4%

Hutchison Whampoa International 09/19 Ltd.
5.750% due 09/11/2019		$8,700	9,064

Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		1,668	1,334

Total Cayman Islands (Cost $10,300)			10,398

CHILE 1.2%

AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,091

Banco Santander Chile
5.375% due 12/09/2014		3,000	3,158

Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		21,900	23,613

Chile Government International Bond
5.500% due 01/15/2013		100	110

CODELCO, Inc.
5.625% due 09/21/2035		2,700	2,614
6.150% due 10/24/2036		600	619
7.500% due 01/15/2019		1,680	2,012

Enersis S.A.
7.375% due 01/15/2014		420	465

Total Chile (Cost $31,739)			33,682

COLOMBIA 5.1%

Colombia Government International Bond
2.056% due 11/16/2015		$7,800	7,917
3.807% due 03/17/2013		9,458	9,529
7.375% due 01/27/2017		37,775	43,630
7.375% due 03/18/2019		7,800	9,009
7.375% due 09/18/2037		11,905	13,393
8.125% due 05/21/2024		3,900	4,700
8.250% due 12/22/2014		4,495	5,349
9.850% due 06/28/2027	COP	600,000	368
10.375% due 01/28/2033		$1,850	2,650
11.750% due 02/25/2020		3,047	4,479
12.000% due 10/22/2015	COP	25,375,000	16,133

Ecopetrol S.A.
7.625% due 07/23/2019		$25,340	28,254

TGI International Ltd.
9.500% due 10/03/2017		100	112

Total Colombia (Cost $135,395)			145,523

EGYPT 0.3%

Petroleum Export II Ltd.
6.340% due 06/20/2011		$6,077	6,001

Petroleum Export Ltd.
4.623% due 06/15/2010		172	171
4.633% due 06/15/2010		28	28
5.265% due 06/15/2011		3,450	3,417

Total Egypt (Cost $9,666)			9,617

EL SALVADOR 0.5%

AES El Salvador Trust
6.750% due 02/01/2016		$10,260	9,797

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

El Salvador Government International Bond
7.375% due 12/01/2019	$3,400	$3,723

Total El Salvador (Cost $13,759)		13,520

GUATEMALA 0.2%

Guatemala Government Bond
9.250% due 08/01/2013	$2,000	2,330
10.250% due 11/08/2011	3,071	3,455

Total Guatemala (Cost $5,536)		5,785

INDIA 0.1%

NTPC Ltd.
5.875% due 03/02/2016	$1,900	1,972

Total India (Cost $1,858)		1,972

INDONESIA 7.3%

Adaro Indonesia PT
7.625% due 10/22/2019	$5,100	5,323

Empire Capital Resources Pte. Ltd.
5.001% due 12/28/2010	13,700	13,459

Indonesia Government International Bond
5.875% due 03/13/2020	21,500	22,414
6.625% due 02/17/2037	3,530	3,613
6.750% due 03/10/2014	200	221
6.875% due 03/09/2017	36,960	41,482
6.875% due 01/17/2018	14,600	16,279
7.500% due 01/15/2016	100	115
7.750% due 01/17/2038	5,275	6,172
8.500% due 10/12/2035	3,400	4,267
10.375% due 05/04/2014	6,300	7,859
11.625% due 03/04/2019	33,965	48,995

Majapahit Holding BV
7.250% due 10/17/2011	9,905	10,536
7.750% due 10/17/2016	700	764
7.750% due 01/20/2020	2,300	2,507
7.875% due 06/29/2037	20,900	21,736

Total Indonesia (Cost $189,472)		205,742

ISRAEL 0.0%

Israel Government AID Bond
5.500% due 04/26/2024	$100	109

Total Israel (Cost $110)		109

KAZAKHSTAN 1.1%

Intergas Finance BV
6.375% due 05/14/2017	$7,425	7,685
6.875% due 11/04/2011	825	870

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	20,575	21,954

Total Kazakhstan (Cost $28,619)		30,509

MALAYSIA 0.8%

Petroliam Nasional Bhd.
7.625% due 10/15/2026	$14,550	17,407
7.750% due 08/15/2015	1,690	1,988

Petronas Capital Ltd.
7.875% due 05/22/2022	3,000	3,653

Total Malaysia (Cost $22,609)		23,048

52	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO 11.3%

CORPORATE BONDS & NOTES 7.0%

America Movil SAB de C.V.
5.000% due 10/16/2019		$100	$99
8.460% due 12/18/2036	MXN	10,900	756

Axtel SAB de C.V.
9.000% due 09/22/2019		$7,275	7,457

C8 Capital SPV Ltd.
6.640% due 12/29/2049		5,950	4,148

C10 Capital SPV Ltd.
6.722% due 12/31/2049		1,000	712

Cemex Finance LLC
9.500% due 12/14/2016		11,000	11,440

Corp. GEO SAB de C.V.
8.875% due 09/25/2014		12,000	12,930

Desarrolladora Homex SAB de C.V.
9.500% due 12/11/2019		5,500	5,844

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		1,775	1,447

Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	1,012

Pemex Finance Ltd.
9.030% due 02/15/2011		7,232	7,429

Pemex Project Funding Master Trust
5.750% due 03/01/2018		12,960	13,402
6.625% due 06/15/2035		19,875	19,607
6.625% due 06/15/2038		200	195
9.125% due 10/13/2010		110	116

Petroleos Mexicanos
4.875% due 03/15/2015		27,034	27,899
8.000% due 05/03/2019		60,700	71,474

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	10,000	789

Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016		$3,100	3,302
9.500% due 01/21/2020		8,300	9,026

			199,084

SOVEREIGN ISSUES 4.3%

Mexico Government International Bond
5.500% due 02/17/2020	EUR	4,900	7,214
5.625% due 01/15/2017		$1,700	1,827
5.950% due 03/19/2019		35,800	38,843
6.750% due 09/27/2034		31,384	34,679
7.500% due 04/08/2033		24,094	28,853
7.750% due 12/14/2017	MXN	88,992	7,349
8.300% due 08/15/2031		$2,360	3,044

			121,809

Total Mexico (Cost $293,297)			320,893

NETHERLANDS 0.0%

AES Dominicana Energia Finance S.A.
11.000% due 12/13/2015		$1,000	1,050

Total Netherlands (Cost $1,013)			1,050

PANAMA 5.4%

AES Panama S.A.
6.350% due 12/21/2016		$9,030	9,129

Panama Government International Bond
6.700% due 01/26/2036		4,313	4,604
7.125% due 01/29/2026		22,425	25,397
7.250% due 03/15/2015		54,307	62,317

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.375% due 07/23/2012	$310	$361
9.375% due 04/01/2029	37,473	51,057

Total Panama (Cost $140,262)		152,865

PERU 2.0%

Interoceanica IV Finance Ltd.
0.000% due 11/30/2018	$8,719	6,666

Peru Government International Bond
6.550% due 03/14/2037	4,147	4,458
7.350% due 07/21/2025	12,700	14,795
8.375% due 05/03/2016	19,466	23,778
8.750% due 11/21/2033	4,795	6,377

Total Peru (Cost $50,618)		56,074

PHILIPPINES 4.8%

Philippines Government International Bond
6.375% due 10/23/2034	$700	690
6.500% due 01/20/2020	42,200	45,682
7.750% due 01/14/2031	22,150	25,472
8.250% due 01/15/2014	600	706
8.375% due 02/15/2011	3,800	4,061
8.375% due 06/17/2019	17,830	21,842
8.875% due 03/17/2015	6,800	8,415
9.875% due 01/15/2019	6,120	8,063
10.625% due 03/16/2025	14,000	20,125

Total Philippines (Cost $125,662)		135,056

POLAND 1.1%

CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016	$5,500	5,830

Poland Government International Bond
6.375% due 07/15/2019	22,190	24,421

Total Poland (Cost $27,661)		30,251

QATAR 1.8%

Nakilat, Inc.
6.067% due 12/31/2033	$1,400	1,278

Qatar Government International Bond
4.000% due 01/20/2015	3,900	3,992
5.250% due 01/20/2020	7,900	8,240
6.400% due 01/20/2040	4,600	4,830
6.550% due 04/09/2019	9,500	10,806

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	16,350	16,808

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016	1,000	1,069
5.838% due 09/30/2027	895	870
6.332% due 09/30/2027	3,250	3,353

Total Qatar (Cost $49,272)		51,246

RUSSIA 18.3%

CORPORATE BONDS & NOTES 11.5%

Gaz Capital S.A.
6.212% due 11/22/2016	$21,790	22,579
6.510% due 03/07/2022	37,300	36,898
7.288% due 08/16/2037	5,775	5,808
8.146% due 04/11/2018 (d)	1,200	1,356
8.625% due 04/28/2034	700	816
9.250% due 04/23/2019	3,750	4,453

Gazprom International S.A.
7.201% due 02/01/2020	18,881	20,098

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	23,120	26,590

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		$20,160	$21,015
7.175% due 05/16/2013		6,500	7,070
9.000% due 06/11/2014		36,150	41,883

TNK-BP Finance S.A.
6.125% due 03/20/2012		3,900	4,080
6.625% due 03/20/2017		33,450	34,532
6.875% due 07/18/2011		4,000	4,180
7.500% due 03/13/2013		1,600	1,750
7.500% due 07/18/2016		13,850	15,184
7.875% due 03/13/2018		1,700	1,874

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		15,900	16,695
6.103% due 06/27/2012		9,700	10,293
7.700% due 08/07/2013		500	556
8.700% due 08/07/2018		23,600	28,373

VTB Capital S.A.
6.609% due 10/31/2012		8,000	8,420
6.875% due 05/29/2018		100	105
7.500% due 10/12/2011		3,000	3,195

White Nights Finance BV for Gazprom
10.500% due 03/25/2014		5,900	7,027

			324,830

SOVEREIGN ISSUES 6.8%

Russia Government International Bond
7.500% due 03/31/2030		147,308	170,165
12.750% due 06/24/2028		13,275	23,631

			193,796

Total Russia (Cost $473,309)			518,626

SINGAPORE 0.5%

Temasek Financial I Ltd.
4.300% due 10/25/2019		$10,100	10,035
5.375% due 11/23/2039		4,000	3,906

Total Singapore (Cost $14,040)			13,941

SOUTH AFRICA 1.9%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	17,409
5.875% due 05/30/2022		$1,690	1,735
6.500% due 06/02/2014		7,530	8,330
6.875% due 05/27/2019		17,900	20,071
7.375% due 04/25/2012		5,580	6,145

Total South Africa (Cost $47,117)			53,690

SOUTH KOREA 1.0%

Export-Import Bank of Korea
5.875% due 01/14/2015		$4,800	5,185
8.125% due 01/21/2014		3,200	3,715

Korea Development Bank
5.300% due 01/17/2013		2,800	2,976
8.000% due 01/23/2014		10,600	12,234

Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		4,100	4,497

Total South Korea (Cost $27,805)			28,607

TRINIDAD AND TOBAGO 0.7%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$13,190	12,464
9.750% due 08/14/2019		5,480	6,261

Total Trinidad And Tobago (Cost $18,864)			18,725

See Accompanying Notes	Annual Report	March 31, 2010	53

Schedule of Investments  Emerging Markets Bond Fund   (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TUNISIA 1.1%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	7,100	$9,374
4.750% due 04/07/2011		450	631
7.375% due 04/25/2012		$16,022	17,724
8.250% due 09/19/2027		1,680	2,062

Total Tunisia (Cost $27,130)			29,791

TURKEY 2.0%

Turkey Government International Bond
6.750% due 04/03/2018		$2,143	2,349
6.750% due 05/30/2040		36,000	35,550
6.875% due 03/17/2036		3,300	3,349
7.250% due 03/15/2015		1,285	1,451
7.375% due 02/05/2025		5,443	6,090
7.500% due 11/07/2019		6,467	7,364
9.000% due 06/30/2011		1,600	1,740

Total Turkey (Cost $57,329)			57,893

UNITED ARAB EMIRATES 0.2%

DP World Ltd.
6.850% due 07/02/2037		$8,000	6,810

Total United Arab Emirates (Cost $6,620)			6,810

UNITED KINGDOM 0.3%

Barclays Bank PLC
10.179% due 06/12/2021		$2,040	2,667

HBOS PLC
6.750% due 05/21/2018		7,500	6,902

Total United Kingdom (Cost $9,518)			9,569

UNITED STATES 4.5%

ASSET-BACKED SECURITIES 0.0%

Morgan Stanley Mortgage Loan Trust
0.589% due 04/25/2037		$715	278
5.726% due 10/25/2036		488	268
6.000% due 07/25/2047		367	265

Securitized Asset-Backed Receivables LLC Trust
0.359% due 05/25/2037		191	133

			944

BANK LOAN OBLIGATIONS 0.8%

Petroleum Export III Ltd.
3.757% due 04/08/2013		17,696	17,565

Republic of Indonesia
1.188% due 12/14/2019		4,512	3,903

			21,468

CORPORATE BONDS & NOTES 1.5%

American International Group, Inc.
0.361% due 10/18/2011		10,000	9,580
4.950% due 03/20/2012		500	510
5.000% due 06/26/2017	EUR	700	859
5.750% due 03/15/2067	GBP	1,300	1,302
5.850% due 01/16/2018		$900	837
6.250% due 05/01/2036		3,200	2,799
8.175% due 05/15/2068		15,400	13,129
8.250% due 08/15/2018		1,700	1,787
8.625% due 05/22/2068	GBP	200	251

Citigroup Capital XXI
8.300% due 12/21/2077		$8,960	9,117

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pemex Project Funding Master Trust
0.852% due 12/03/2012	$1,200	$1,194
1.557% due 06/15/2010	2,300	2,300

		43,665

MORTGAGE-BACKED SECURITIES 1.3%

Adjustable Rate Mortgage Trust
5.343% due 11/25/2035	647	489

American Home Mortgage Assets
0.419% due 09/25/2046	518	274

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	2,220	2,111

Banc of America Funding Corp.
5.321% due 11/20/2035	606	400
5.888% due 04/25/2037	700	443

Bear Stearns Adjustable Rate Mortgage Trust
4.994% due 01/25/2035	92	77
5.726% due 02/25/2036	399	264

Chase Mortgage Finance Corp.
5.424% due 03/25/2037	670	560

Citigroup Mortgage Loan Trust, Inc.
3.075% due 03/25/2034	131	128
4.098% due 08/25/2035	1,855	1,642
5.629% due 07/25/2046	497	355

Countrywide Alternative Loan Trust
0.399% due 01/25/2037	600	308
0.409% due 02/20/2047	1,349	677
0.409% due 05/25/2047	3,729	1,961
0.479% due 09/25/2046	700	73
1.471% due 02/25/2036	767	420
5.750% due 03/25/2037	500	313
6.250% due 11/25/2036	472	307

Countrywide Home Loan Mortgage Pass-Through Trust
0.459% due 05/25/2035	285	166
0.579% due 02/25/2036	438	86
5.265% due 02/25/2047	441	262
5.380% due 03/25/2037	418	239
5.531% due 04/20/2036	424	288
5.981% due 09/25/2047	280	200

Credit Suisse First Boston Mortgage Securities Corp.
3.001% due 06/25/2033	1,199	1,024

Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	495	274

CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	583	377
6.172% due 06/25/2036	770	412

Deutsche ALT-A Securities, Inc.
0.299% due 01/25/2047	204	199
0.309% due 02/25/2037	162	159
5.000% due 10/25/2018	439	428
5.500% due 12/25/2035	700	457
5.505% due 10/25/2035	443	311
5.869% due 10/25/2036	488	272
5.886% due 10/25/2036	488	264
6.300% due 07/25/2036	663	352

Harborview Mortgage Loan Trust
0.469% due 03/19/2036	6,394	3,562
5.826% due 08/19/2036	232	149

Homebanc Mortgage Trust
5.837% due 04/25/2037	600	319

Impac Secured Assets CMN Owner Trust
0.309% due 01/25/2037	175	171

Indymac INDA Mortgage Loan Trust
5.849% due 08/25/2036	600	388

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indymac Index Mortgage Loan Trust
0.529% due 06/25/2037	$404	$150
5.281% due 10/25/2035	484	367
5.683% due 06/25/2036	600	438

JPMorgan Mortgage Trust
4.857% due 04/25/2035	383	367
5.366% due 08/25/2035	600	526
5.404% due 11/25/2035	637	568

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	630	611

Luminent Mortgage Trust
0.399% due 12/25/2036	833	442
0.409% due 12/25/2036	379	187
0.429% due 10/25/2046	291	164

MASTR Alternative Loans Trust
0.629% due 03/25/2036	271	104

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	600	567

Merrill Lynch Mortgage Investors, Inc.
0.439% due 02/25/2036	4,224	3,049

Merrill Lynch Mortgage-Backed Securities Trust
5.784% due 04/25/2037	536	400

Morgan Stanley Capital I
5.880% due 06/11/2049	400	396

Morgan Stanley Mortgage Loan Trust
5.352% due 06/25/2036	192	166

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	500	403

Residential Accredit Loans, Inc.
0.479% due 08/25/2037	478	252
0.499% due 05/25/2046	1,000	100
0.529% due 08/25/2035	365	210
0.629% due 10/25/2045	383	207

Residential Asset Securitization Trust
0.629% due 01/25/2046	648	292

Sequoia Mortgage Trust
3.132% due 01/20/2047	235	175

Structured Adjustable Rate Mortgage Loan Trust
5.233% due 05/25/2036	1,200	767
5.347% due 11/25/2035	432	282
5.369% due 09/25/2036	600	321
6.000% due 10/25/2037	424	214

Structured Asset Mortgage Investments, Inc.
0.449% due 05/25/2046	526	261

TBW Mortgage-Backed Pass-Through Certificates
0.339% due 01/25/2037	865	770
5.970% due 09/25/2036	590	313

WaMu Mortgage Pass-Through Certificates
1.211% due 01/25/2047	834	441
2.784% due 03/25/2034	455	422
3.078% due 01/25/2047	298	177
5.266% due 01/25/2037	513	381
5.448% due 04/25/2037	348	236
5.558% due 12/25/2036	1,032	723
5.562% due 12/25/2036	325	234
5.638% due 05/25/2037	834	557
5.921% due 09/25/2036	532	417

		37,818

U.S. GOVERNMENT AGENCIES 0.1%

Federal Home Loan Bank
4.125% due 12/13/2019	100	99

54	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
0.109% due 02/01/2011		$1,107	$1,107
0.179% due 08/05/2011		169	169
0.311% due 04/01/2011		410	410

			1,785

U.S. TREASURY OBLIGATIONS 0.8%

U.S. Treasury Bonds
4.500% due 08/15/2039 (e)		1,851	1,788

U.S. Treasury Notes
0.875% due 02/29/2012		3,000	2,995
2.250% due 05/31/2014		6	6
3.125% due 10/31/2016		6,600	6,577
3.375% due 11/15/2019 (c)(e)		10,500	10,135

			21,501

Total United States (Cost $131,621)			127,181

URUGUAY 2.0%

Uruguay Government International Bond
5.000% due 09/14/2018	UYU	65,027	3,564
6.875% due 01/19/2016	EUR	6,500	9,350
6.875% due 09/28/2025		$8,000	8,720
7.625% due 03/21/2036		200	227
7.875% due 01/15/2033		1,000	1,165
8.000% due 11/18/2022		22,498	26,885
9.250% due 05/17/2017		5,000	6,437

Total Uruguay (Cost $51,670)			56,348

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIETNAM 0.2%

Vietnam Government International Bond
4.000% due 03/12/2028	$5,000	$4,571

Total Vietnam (Cost $4,312)		4,571

SHORT-TERM INSTRUMENTS 6.9%

REPURCHASE AGREEMENTS 0.3%

Barclays Capital, Inc.
0.030% due 04/01/2010	$3,000	3,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $3,072. Repurchase proceeds are $3,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	5,320	5,320
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $5,430. Repurchase proceeds are $5,320.)

		8,320

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
0.194% due 08/26/2010 - 09/09/2010 (a)(c)(e)	$1,461	$1,460

PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 6.5%
18,524,901	185,490

Total Short-Term Instruments (Cost $195,269)	195,270

PURCHASED OPTIONS (g) 0.0%
(Cost $829)	500

Total Investments 98.6% (Cost $2,611,826)	$2,789,974

Written Options (h) (0.1%) (Premiums $7,620)	(2,373)

Other Assets and Liabilities (Net) 1.5%	41,851

Net Assets 100.0%	$2,829,452

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Affiliated to the Fund.
(c)	Securities with an aggregate market value of $1,930 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(d)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $149,145 at a weighted average interest rate of 0.324%. On March 31, 2010, securities valued at $1,356 were pledged as collateral for reverse repurchase agreements.
(e)	Securities with an aggregate market value of $4,048 has been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	3,745	$10,687
U.S. Treasury 10-Year Note June Futures	Long	06/2010	901	(124)

				$10,563

(f)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	CSFB	2.066%	03/20/2013	2.008%	$16,000	$35	$0	$35
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.756%	6,500	64	0	64
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.756%	8,000	80	0	80
Brazil Government International Bond	DUB	1.400%	05/20/2010	0.560%	11,450	72	0	72
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.559%	3,700	13	14	(1)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.559%	1,000	3	3	0
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.559%	1,700	6	7	(1)
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.247%	300	(3)	(3)	0
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.543%	1,300	(55)	(49)	(6)
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.559%	10,000	35	39	(4)
Brazil Government International Bond	UBS	1.030%	07/20/2017	1.436%	3,875	(92)	0	(92)
Colombia Government International Bond	BCLY	0.780%	07/20/2012	1.054%	4,500	(21)	0	(21)
Colombia Government International Bond	BCLY	0.790%	07/20/2012	1.054%	2,000	(9)	0	(9)
Colombia Government International Bond	DUB	2.150%	05/20/2010	0.678%	11,970	119	0	119
Colombia Government International Bond	GSC	1.000%	12/20/2014	1.444%	7,500	(145)	(150)	5

See Accompanying Notes	Annual Report	March 31, 2010	55

Schedule of Investments  Emerging Markets Bond Fund   (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Colombia Government International Bond	HSBC	1.000%	12/20/2014	1.444%	$7,500	$(145)	$(150)	$5
Colombia Government International Bond	JPM	1.060%	01/20/2012	0.974%	5,000	18	0	18
Colombia Government International Bond	MSC	1.640%	08/20/2011	0.878%	6,200	76	0	76
Colombia Government International Bond	MSC	1.000%	12/20/2014	1.444%	12,600	(243)	(246)	3
Colombia Government International Bond	UBS	1.070%	01/20/2012	0.974%	3,000	12	0	12
Emirate of Abu Dhabi	CITI	1.000%	12/20/2014	1.083%	600	(2)	(15)	13
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2014	1.083%	800	(3)	(21)	18
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.533%	2,200	11	2	9
Emirate of Abu Dhabi	GSC	1.000%	12/20/2014	1.083%	800	(3)	(26)	23
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	1.083%	300	(1)	(10)	9
Indonesia Government International Bond	CITI	2.290%	12/20/2016	1.737%	1,300	43	0	43
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.494%	10,400	(232)	(434)	202
Korea Government Bond	BCLY	1.000%	03/20/2011	0.423%	1,200	7	7	0
Korea Government Bond	CITI	1.000%	03/20/2011	0.423%	1,600	9	9	0
Korea Government Bond	GSC	1.000%	03/20/2011	0.423%	3,600	21	17	4
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.523%	1,600	6	4	2
Mexico Government International Bond	BCLY	1.000%	12/20/2014	1.106%	23,000	(102)	(667)	565
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.139%	3,400	(21)	(52)	31
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.523%	1,200	5	3	2
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.523%	3,700	14	9	5
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.523%	5,000	19	13	6
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.583%	2,100	9	7	2
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.523%	6,100	23	16	7
Mexico Government International Bond	JPM	1.000%	12/20/2014	1.106%	5,000	(22)	(84)	62
Mexico Government International Bond	MLP	2.100%	05/20/2010	0.523%	80	1	0	1
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.583%	700	3	2	1
Mexico Government International Bond	MSC	1.000%	12/20/2014	1.106%	10,000	(44)	(299)	255
Mexico Government International Bond	MSC	1.000%	03/20/2015	1.139%	1,700	(11)	(25)	14
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.583%	1,500	7	3	4
Mexico Government International Bond	UBS	1.000%	03/20/2015	1.139%	30,000	(186)	(358)	172
Peru Government International Bond	BCLY	1.920%	03/20/2013	0.964%	5,000	141	0	141
Peru Government International Bond	MSC	1.220%	10/20/2011	0.756%	6,350	81	0	81
Peru Government International Bond	MSC	1.960%	10/20/2016	1.374%	3,000	129	0	129
Philippines Government International Bond	BCLY	1.000%	03/20/2015	1.588%	20,000	(531)	(577)	46
Philippines Government International Bond	BOA	1.000%	03/20/2015	1.588%	7,000	(186)	(201)	15
Philippines Government International Bond	CITI	2.730%	03/20/2018	1.833%	9,800	586	0	586
Philippines Government International Bond	DUB	1.000%	03/20/2015	1.588%	10,000	(265)	(301)	36
Philippines Government International Bond	JPM	1.000%	03/20/2015	1.588%	20,000	(531)	(612)	81
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.801%	6,200	253	0	253
Philippines Government International Bond	UBS	1.000%	03/20/2015	1.588%	28,000	(743)	(859)	116
Qatar Government International Bond	UBS	1.000%	12/20/2014	0.817%	2,000	17	(28)	45
RSHB Capital S.A.	BCLY	1.000%	09/20/2010	1.513%	24,300	(53)	(50)	(3)
RSHB Capital S.A.	CSFB	1.870%	10/20/2012	1.752%	6,900	79	0	79
RSHB Capital S.A.	GSC	1.380%	10/20/2011	1.621%	5,000	13	0	13
RSHB Capital S.A.	MSC	2.000%	10/20/2012	1.752%	13,000	198	0	198
Russia Government International Bond	CITI	1.000%	12/20/2010	0.552%	350	1	0	1
Russia Government International Bond	DUB	1.000%	12/20/2010	0.552%	2,700	10	1	9
Russia Government International Bond	GSC	1.000%	12/20/2010	0.552%	6,900	24	7	17
Turkey Government International Bond	UBS	1.000%	03/20/2015	1.718%	18,500	(602)	(623)	21
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.553%	12,000	(83)	0	(83)
VTB Capital S.A.	GSC	1.000%	12/20/2010	1.223%	8,100	(11)	(100)	89

						$(2,102)	$(5,777)	$3,675

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	BCLY	BRL	36,000	$179	$0	$179
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		4,000	20	5	15
Pay	1-Year BRL-CDI	11.140%	01/02/2012	JPM		60,600	302	76	226
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		176,900	882	239	643
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		133,200	1,388	557	831
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		152,400	1,588	730	858
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		114,300	1,192	609	583

56	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP	BRL	127,000	$(8)	$(49)	$41
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		205,600	69	7	62
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		166,400	85	36	49
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC	MXN	162,700	132	(12)	144
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		172,000	146	0	146
Pay	28-Day MXN TIIE	7.640%	03/01/2017	HSBC		165,000	110	19	91
Pay	28-Day MXN TIIE	7.640%	03/01/2017	JPM		550,000	366	83	283
Pay	28-Day MXN TIIE	8.660%	01/31/2019	CITI		29,800	151	149	2
Pay	28-Day MXN TIIE	7.780%	04/09/2019	DUB		58,900	10	44	(34)

							$6,612	$2,493	$4,119

(g)	Purchased options outstanding on March 31, 2010:

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC USD versus KRW	$1,110.000	12/07/2010	$26,825	$829	$500

(h)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$119.000	04/23/2010	35	$10	$1
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	35	9	5

				$19	$6

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$16,000	$231	$0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	16,000	121	5
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	15,500	95	46
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	15,500	38	38
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	29,000	304	0
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	14,700	66	38
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	14,700	110	80
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	45,900	252	179
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	45,900	264	294
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	6,700	95	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	56,900	171	24
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	71,100	140	23
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	1,900	12	6
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	1,900	8	5
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	29,400	101	77
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	29,400	184	159
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	12,800	161	0
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	22,000	179	7
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	29,400	374	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	29,400	254	10
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	16,700	42	42
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	16,700	100	100
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	8,200	51	32
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	8,200	68	52
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	26,400	223	9
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	7,800	37	23
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	7,800	20	19
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	3,700	25	14
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	3,700	30	24
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	15,100	189	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	22,800	93	60
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	22,800	107	123
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	192,300	1,522	16
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	15,100	149	4
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	63,500	493	430

							$6,309	$1,939

See Accompanying Notes	Annual Report	March 31, 2010	57

Schedule of Investments  Emerging Markets Bond Fund   (Cont.)

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	04/20/2010	$27,200	$213	$4
Call - OTC USD versus JPY		94.000	04/20/2010	27,200	145	228
Call - OTC USD versus KRW	KRW	1,275.000	12/07/2010	26,825	934	196

					$1,292	$428

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	1,982	$219,500	$3,304
Sales	1,170	1,378,425	10,735
Closing Buys	(1,100)	(386,900)	(3,201)
Expirations	(1,982)	(194,900)	(3,218)
Exercised	0	0	0

Balance at 03/31/2010	70	$1,016,125	$7,620

(i)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	456	04/2010	GSC	$0	$(4)	$(4)
Sell		456	04/2010	HSBC	0	(1)	(1)
Sell		13,604	06/2010	GSC	41	0	41
Buy		456	06/2010	HSBC	1	0	1
Sell		27,924	06/2010	HSBC	85	0	85
Sell		13,950	06/2010	JPM	49	0	49
Sell		13,953	06/2010	RBS	48	0	48
Buy	CNY	147,541	06/2010	BCLY	0	(60)	(60)
Sell		60,340	06/2010	BOA	59	0	59
Buy		59,514	06/2010	CITI	0	(10)	(10)
Buy		25,581	06/2010	DUB	0	(15)	(15)
Buy		184,965	06/2010	HSBC	0	(78)	(78)
Sell		107,687	06/2010	MSC	107	0	107
Buy		59,300	01/2011	BOA	0	(81)	(81)
Buy		105,838	01/2011	MSC	0	(146)	(146)
Sell	COP	32,025,818	07/2010	DUB	0	(496)	(496)
Sell	EUR	5,612	04/2010	BCLY	0	(80)	(80)
Sell		4,008	04/2010	CITI	94	0	94
Sell		40,671	04/2010	JPM	406	(192)	214
Sell		9,410	04/2010	MSC	50	0	50
Sell		9,400	04/2010	RBC	101	0	101
Sell	HUF	5,247,959	07/2010	GSC	1,080	0	1,080
Buy	KRW	1,967,000	07/2010	BCLY	71	0	71
Sell		9,113,131	07/2010	CITI	0	(62)	(62)
Buy		3,903,390	07/2010	DUB	145	0	145
Buy		3,242,741	07/2010	MSC	112	0	112
Buy		7,761,864	08/2010	MSC	230	0	230
Buy		13,720,703	11/2010	BCLY	171	0	171
Buy		592,735	11/2010	BOA	18	0	18
Buy		13,429,450	11/2010	CITI	143	0	143
Buy		10,803,340	11/2010	DUB	74	0	74
Buy		246,330	11/2010	GSC	6	0	6
Buy		1,850,120	11/2010	JPM	15	(2)	13
Buy		920,880	11/2010	MSC	8	0	8
Buy	MXN	984	04/2010	CITI	1	0	1
Buy		3,923	04/2010	DUB	17	0	17
Sell		984	04/2010	DUB	0	0	0
Buy		1,506	04/2010	GSC	5	0	5
Buy		28,742	04/2010	HSBC	150	0	150
Sell		448,652	04/2010	HSBC	0	(289)	(289)
Buy		7,082	04/2010	JPM	43	0	43
Buy		37,210	04/2010	RBS	231	0	231
Buy		370,188	04/2010	UBS	2,570	0	2,570
Buy		984	09/2010	DUB	0	0	0
Buy		1,408	09/2010	GSC	2	0	2
Buy		576,672	09/2010	HSBC	435	0	435
Buy	PHP	339,102	08/2010	BCLY	117	0	117
Buy		315,050	08/2010	GSC	137	0	137
Buy	PLN	37,347	08/2010	HSBC	284	0	284
Buy		41,857	08/2010	MSC	217	0	217
Buy	SGD	3,840	09/2010	BCLY	1	0	1
Buy		2,854	09/2010	CITI	11	0	11
Buy		2,458	09/2010	GSC	9	0	9

					$7,344	$(1,516)	$5,828

58	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Brazil	$0	$400,223	$0	$400,223
Chile	0	33,682	0	33,682
Colombia	0	145,523	0	145,523
Indonesia	0	192,283	13,459	205,742
Mexico	0	320,893	0	320,893
Panama	0	152,865	0	152,865
Peru	0	49,408	6,666	56,074
Philippines	0	135,056	0	135,056
Qatar	0	51,246	0	51,246
Russia	0	518,626	0	518,626
South Africa	0	53,690	0	53,690
Turkey	0	57,893	0	57,893
United States	0	109,616	17,565	127,181
Uruguay	0	56,348	0	56,348
Short-Term Instruments	185,490	9,780	0	195,270
Other Investments +++	0	278,328	1,334	279,662

Investments, at value	$185,490	$2,565,460	$39,024	$2,789,974
Financial Derivative Instruments ++++	$10,563	$11,249	$0	$21,812

Totals	$196,053	$2,576,709	$39,024	$2,811,786

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Indonesia	$0	$13,495	$21	$0	$(57)	$0	$13,459	$(57)
Peru	0	6,374	98	73	121	0	6,666	121
United States	0	17,696	0	0	(131)	0	17,565	(131)
Uruguay	2,449	(795)	(30)	(165)	2,105	(3,564)	0	0
Other Investments +++	0	1,227	24	17	66	0	1,334	66

Investments, at value	$2,449	$37,997	$113	$(75)	$2,104	$(3,564)	$39,024	$(1)
Financial Derivative Instruments ++++	$126	$0	$0	$0	$457	$(583)	$0	$0

Totals	$2,575	$37,997	$113	$(75)	$2,561	$(4,147)	$39,024	$(1)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(k)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$500	$0	$0	$0	$500
Variation margin receivable ^^	703	0	0	0	0	703
Unrealized appreciation on foreign currency contracts	0	7,344	0	0	0	7,344
Unrealized appreciation on swap agreements	4,153	0	3,895	0	0	8,048

	$4,856	$7,844	$3,895	$0	$0	$16,595

Liabilities:
Written options outstanding	$1,945	$428	$0	$0	$0	$2,373
Unrealized depreciation on foreign currency contracts	0	1,516	0	0	0	1,516
Unrealized depreciation on swap agreements	34	0	220	0	0	254

	$1,979	$1,944	$220	$0	$0	$4,143

See Accompanying Notes	Annual Report	March 31, 2010	59

Schedule of Investments  Emerging Markets Bond Fund   (Cont.)

March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$20,413	$0	$(7,272)	$0	$0	$13,141
Net realized (loss) on foreign currency transactions	0	(9,541)	0	0	0	(9,541)

	$20,413	$(9,541)	$(7,272)	$0	$0	$3,600

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(329)	$0	$0	$0	$(329)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(3,402)	865	80,515	0	0	77,978
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	3,171	0	0	0	3,171

	$(3,402)	$3,707	$80,515	$0	$0	$80,820

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $10,563 as reported in the Notes to Schedule of Investments.

60	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Schedule of Investments  Foreign Bond Fund (Unhedged)

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 7.7%

Bank of Scotland PLC
4.750% due 01/13/2011	AUD	22,900	$20,971
5.250% due 07/24/2012		6,000	5,447

Citigroup Pty Ltd.
5.080% due 06/18/2012		17,500	16,097
5.500% due 06/18/2012		5,500	5,036
5.500% due 08/20/2012		7,000	6,403

Commonwealth Bank of Australia
0.538% due 09/17/2014		$12,200	12,259
0.671% due 07/12/2013		14,800	14,897

Crusade Global Trust
4.310% due 08/14/2037	AUD	13,088	11,669

ING Bank Australia Ltd.
5.028% due 06/24/2014		10,000	9,251
5.750% due 08/28/2013		5,000	4,577

Medallion Trust
0.382% due 05/25/2035		$2,965	2,860

Members Equity Bank Pty Ltd.
4.597% due 08/20/2012	AUD	5,500	5,047

Puma Finance Ltd.
0.321% due 02/21/2038		$4,230	4,026
4.090% due 08/22/2037	AUD	6,658	5,945
4.332% due 07/12/2036		1,693	1,511

Seven Media Group
5.730% due 12/28/2012		1,369	1,156
6.058% due 02/07/2013		5,736	4,842

Suncorp-Metway Ltd.
4.747% due 09/11/2013		17,400	15,964

Torrens Trust
4.340% due 10/19/2038		8,219	7,386

Westpac Banking Corp.
0.534% due 09/10/2014		$8,500	8,523
2.700% due 12/09/2014		23,000	22,863

Total Australia (Cost $180,504)			186,730

BERMUDA 0.3%

Merna Reinsurance Ltd.
0.901% due 06/30/2012		$7,500	7,421

Total Bermuda (Cost $7,435)			7,421

CANADA 4.2%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	10,100	10,265

Canada Government Bond
2.500% due 06/01/2015		1,700	1,642
4.000% due 06/01/2016		4,400	4,548
4.250% due 06/01/2018		27,900	29,007

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	12,371

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	3,900	3,946

Honda Canada Finance, Inc.
0.621% due 03/26/2012		17,000	16,363

Master Credit Card Trust
5.297% due 08/21/2012		5,500	5,767

Province of Ontario Canada
5.850% due 03/08/2033		6,100	6,856
6.200% due 06/02/2031		7,200	8,412

Rio Tinto Alcan, Inc.
6.450% due 03/15/2011		$2,700	2,822

Total Canada (Cost $97,925)			101,999

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CAYMAN ISLANDS 0.9%

Foundation Re II Ltd.
7.000% due 11/26/2010		$1,500	$1,487

Green Valley Ltd.
4.292% due 01/10/2011	EUR	3,100	4,184

Longpoint Re Ltd.
5.507% due 11/08/2011		$3,300	3,301

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		2,100	2,121

Residential Reinsurance 2007 Ltd.
8.002% due 06/07/2010		5,900	5,947

Vita Capital III Ltd.
1.351% due 01/01/2011		4,000	3,935

Total Cayman Islands (Cost $21,458)			20,975

DENMARK 1.2%

Nykredit Realkredit A/S
4.000% due 01/01/2011	DKK	75,000	13,850

Realkredit Danmark A/S
2.000% due 01/01/2011		75,100	13,658
2.730% due 01/01/2038		5,098	903

Total Denmark (Cost $30,897)			28,411

FRANCE 14.8%

CORPORATE BONDS & NOTES 2.7%

BNP Paribas Home Loan Covered Bonds S.A.
3.750% due 12/13/2011	EUR	5,800	8,138
4.750% due 05/28/2013		3,100	4,536

BPCE S.A.
4.625% due 07/29/2049		200	207
6.117% due 10/29/2049		3,000	3,302

Cie de Financement Foncier
4.000% due 07/21/2011		7,700	10,774
4.500% due 01/09/2013		3,000	4,337

Credit Agricole S.A.
6.637% due 05/29/2049		$5,900	5,177

Dexia Credit Local
0.899% due 09/23/2011		7,300	7,355

Societe Generale
5.922% due 04/29/2049		700	605
7.756% due 05/29/2049	EUR	1,000	1,357

Valeo S.A.
3.750% due 06/24/2013		4,000	5,423

Vivendi S.A.
5.750% due 04/04/2013		$6,740	7,256
6.625% due 04/04/2018		7,000	7,594

			66,061

SOVEREIGN ISSUES 12.1%

France Government Bond
3.500% due 04/25/2015	EUR	6,700	9,540
3.750% due 10/25/2019		13,700	19,143
4.000% due 10/25/2013		1,700	2,475
4.000% due 10/25/2014		22,600	32,944
4.000% due 04/25/2018		31,100	44,785
4.000% due 10/25/2038		19,300	26,113
4.250% due 10/25/2018		8,500	12,418
4.250% due 04/25/2019		6,400	9,330
4.250% due 10/25/2023		4,600	6,555
4.750% due 04/25/2035		10,400	15,713
5.750% due 10/25/2032		7,800	13,310

France Treasury Notes
1.500% due 09/12/2011		66,800	91,209

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 01/12/2011	EUR	3,100	$4,268
3.500% due 07/12/2011		5,000	6,994

			294,797

Total France (Cost $370,882)			360,858

GERMANY 20.2%

CORPORATE BONDS & NOTES 0.2%

Kreditanstalt fuer Wiederaufbau
5.500% due 06/05/2014	AUD	5,700	5,133

SOVEREIGN ISSUES 20.0%

Republic of Germany
1.250% due 03/11/2011	EUR	3,900	5,304
1.500% due 06/10/2011		72,400	98,787
2.250% due 12/10/2010		14,700	20,097
3.500% due 04/12/2013		13,100	18,812
3.750% due 07/04/2013		7,700	11,142
4.000% due 10/11/2013		27,025	39,529
4.000% due 01/04/2037		9,700	13,410
4.250% due 10/12/2012		36,200	52,635
4.250% due 07/04/2017		12,060	17,918
4.250% due 07/04/2018		25,600	37,951
4.250% due 07/04/2039		5,100	7,413
4.750% due 07/04/2034		29,900	45,992
4.750% due 07/04/2040		5,700	8,962
5.000% due 07/04/2011		8,200	11,663
5.000% due 01/04/2012		10,000	14,469
5.500% due 01/04/2031		12,000	20,055
6.250% due 01/04/2030		24,140	43,609
6.500% due 07/04/2027		10,900	19,939

			487,687

Total Germany (Cost $500,376)			492,820

IRELAND 0.4%

Depfa ACS Bank
1.650% due 12/20/2016	JPY	250,000	2,338

Immeo Residential Finance PLC
0.810% due 12/15/2016	EUR	4,624	5,468

SC Germany Auto
0.481% due 08/11/2015		1,146	1,535

Total Ireland (Cost $10,039)			9,341

ITALY 0.1%

Intesa Sanpaolo SpA
8.375% due 10/29/2049	EUR	100	145

Locat Securitisation Vehicle SRL
0.831% due 12/12/2024		2,021	2,635

Total Italy (Cost $3,116)			2,780

JAPAN 5.2%

Japan Government International Bond
0.200% due 02/15/2012	JPY	9,260,000	99,106
0.900% due 03/20/2014		80,000	872
1.500% due 12/20/2017		100,000	1,107
2.500% due 09/20/2036		1,250,000	13,952
2.500% due 09/20/2037		990,000	11,073

Total Japan (Cost $128,021)			126,110

JERSEY, CHANNEL ISLANDS 0.1%

HSBC Capital Funding LP
9.547% due 12/29/2049		$3,152	3,223

Total Jersey, Channel Islands (Cost $3,185)			3,223

See Accompanying Notes	Annual Report	March 31, 2010	61

Schedule of Investments  Foreign Bond Fund (Unhedged)   (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 0.3%

Merrill Lynch S.A.
0.912% due 11/15/2011	EUR	4,200	$5,516

Tyco Electronics Group S.A.
6.550% due 10/01/2017		$1,000	1,102

Total Luxembourg (Cost $6,720)			6,619

NETHERLANDS 8.6%

Achmea Hypotheekbank NV
0.599% due 11/03/2014		$6,600	6,600
3.200% due 11/03/2014		5,000	5,069

Arena BV
0.835% due 12/17/2064	EUR	2,736	3,596

Fortis Bank Nederland NV
3.375% due 05/19/2014		14,900	20,980

Globaldrive BV
0.549% due 06/20/2015		1,510	2,029
0.709% due 06/20/2015		1,500	1,985

LeasePlan Corp. NV
3.250% due 05/22/2014		4,500	6,316

Netherlands Government Bond
4.000% due 07/15/2018		15,300	22,093
4.000% due 07/15/2019		11,100	16,024
4.500% due 07/15/2017		33,400	49,929
5.000% due 07/15/2011		36,400	51,834

NIBC Bank NV
0.632% due 12/02/2014		$22,600	22,620

Total Netherlands (Cost $216,263)			209,075

NEW ZEALAND 0.1%

Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$3,000	3,068

Total New Zealand (Cost $2,994)			3,068

NORWAY 0.4%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	6,500	9,081

Total Norway (Cost $10,007)			9,081

QATAR 0.0%

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$1,000	1,028

Total Qatar (Cost $831)			1,028

SOUTH KOREA 0.3%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	7,689

Total South Korea (Cost $8,169)			7,689

SWEDEN 0.2%

Sweden Government International Bond
1.500% due 09/08/2011	EUR	3,700	5,042

Total Sweden (Cost $5,255)			5,042

SWITZERLAND 0.3%

UBS AG
5.750% due 04/25/2018		$4,800	4,925
5.875% due 12/20/2017		3,000	3,111

Total Switzerland (Cost $7,772)			8,036

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 10.2%

ASSET-BACKED SECURITIES 0.2%

Bumper 2 S.A.
2.212% due 06/20/2022	EUR	4,300	$5,825

BANK LOAN OBLIGATIONS 0.1%

Weather Investments II SARL
7.669% due 11/26/2014		1,000	1,359

CORPORATE BONDS & NOTES 6.9%

Barclays Bank PLC
6.050% due 12/04/2017		$11,000	11,359
7.434% due 09/29/2049		1,500	1,500
10.179% due 06/12/2021		4,940	6,459

British Sky Broadcasting Group PLC
6.100% due 02/15/2018		1,500	1,615

HBOS PLC
6.750% due 05/21/2018		4,000	3,681

LBG Capital No.1 PLC
7.375% due 03/12/2020	EUR	400	465
7.875% due 11/01/2020		$1,100	995
8.000% due 12/29/2049		500	430
8.500% due 12/29/2049		16,558	14,488

Lloyds TSB Bank PLC
1.251% due 04/02/2012		8,500	8,631
12.000% due 12/29/2049		6,000	6,696

Pearson Dollar Finance PLC
5.500% due 05/06/2013		2,500	2,663
5.700% due 06/01/2014		6,800	7,358

Rexam PLC
6.750% due 06/01/2013		1,000	1,097

Royal Bank of Scotland Group PLC
0.512% due 03/30/2012		44,300	44,358
1.500% due 03/30/2012		28,100	28,090
2.650% due 04/23/2012		4,000	4,104
3.750% due 11/14/2011	EUR	8,100	11,386
5.500% due 12/03/2049	GBP	310	362
6.666% due 12/31/2049	CAD	4,700	3,294

Smiths Group PLC
7.875% due 07/12/2010	GBP	5,500	8,465

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	1,128

XL Capital Finance Europe PLC
6.500% due 01/15/2012		500	527

			169,151

MORTGAGE-BACKED SECURITIES 0.4%

Newgate Funding PLC
1.250% due 12/15/2050	EUR	4,500	4,957

Opera Finance PLC
0.874% due 01/15/2015		4,350	4,392

			9,349

SOVEREIGN ISSUES 2.6%

United Kingdom Gilt
2.250% due 03/07/2014	GBP	600	910
3.750% due 09/07/2019		4,550	6,807
4.250% due 06/07/2032		4,400	6,479
4.250% due 03/07/2036		17,800	25,912
4.500% due 12/07/2042		1,200	1,829
4.750% due 12/07/2038		13,920	21,966

			63,903

Total United Kingdom (Cost $250,293)			249,587

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 23.0%

ASSET-BACKED SECURITIES 1.0%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030	$1,607	$1,580

Accredited Mortgage Loan Trust
0.279% due 02/25/2037	53	52

ACE Securities Corp.
0.279% due 12/25/2036	271	242

Amortizing Residential Collateral Trust
0.809% due 07/25/2032	8	7
0.929% due 10/25/2031	3	3

Asset-Backed Funding Certificates
0.579% due 06/25/2034	4,406	3,389

Bear Stearns Asset-Backed Securities Trust
0.679% due 03/25/2043	3	3

Carrington Mortgage Loan Trust
0.549% due 10/25/2035	145	137

CIT Group Home Equity Loan Trust
0.519% due 03/25/2033	5	5

Citigroup Mortgage Loan Trust, Inc.
0.289% due 07/25/2045	4,405	3,331
0.299% due 05/25/2037	867	645
0.329% due 10/25/2036	110	108

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	455	458
6.681% due 12/01/2033	347	343

Countrywide Asset-Backed Certificates
0.279% due 06/25/2047	80	77
0.329% due 09/25/2047	3,099	2,897
0.409% due 09/25/2036	373	295
0.569% due 12/25/2036	212	87
0.709% due 12/25/2031	2	1

Credit Suisse First Boston Mortgage Securities Corp.
0.849% due 01/25/2032	2	2

HFC Home Equity Loan Asset-Backed Certificates
0.579% due 09/20/2033	670	592

Home Equity Asset Trust
0.829% due 11/25/2032	1	1

Home Equity Mortgage Trust
5.500% due 01/25/2037	512	53

HSI Asset Securitization Corp. Trust
0.339% due 04/25/2037	168	137

Indymac Residential Asset-Backed Trust
0.679% due 08/25/2035	800	505

Lehman XS Trust
0.309% due 11/25/2046	566	564
0.379% due 04/25/2037	3,876	2,351
0.459% due 06/25/2046	570	96
0.469% due 11/25/2046	632	138
0.549% due 11/25/2046	1,000	216

Long Beach Mortgage Loan Trust
0.509% due 10/25/2034	360	305

MASTR Asset-Backed Securities Trust
0.289% due 11/25/2036	26	26

Merrill Lynch Mortgage Investors, Inc.
0.299% due 07/25/2037	673	646
0.309% due 09/25/2037	260	73
0.349% due 02/25/2037	117	71

Morgan Stanley Mortgage Loan Trust
0.299% due 01/25/2047	70	59
0.589% due 04/25/2037	984	382

Nationstar Home Equity Loan Trust
0.289% due 06/25/2037	171	166

62	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Popular ABS Mortgage Pass-Through Trust
0.319% due 06/25/2047		$211	$189

Renaissance Home Equity Loan Trust
0.729% due 12/25/2033		860	689

Residential Asset Mortgage Products, Inc.
0.299% due 02/25/2037		72	71

Residential Asset Securities Corp.
0.299% due 02/25/2037		97	93
0.729% due 07/25/2032		43	21

SACO I, Inc.
0.289% due 05/25/2036		300	223

Saxon Asset Securities Trust
0.749% due 08/25/2032		1	1

SBI HELOC Trust
0.399% due 08/25/2036		911	874

Securitized Asset-Backed Receivables LLC Trust
0.269% due 01/25/2037		283	269

Soundview Home Equity Loan Trust
0.289% due 11/25/2036		59	35

Structured Asset Securities Corp.
0.519% due 01/25/2033		10	9
0.629% due 05/25/2034		10	8

Washington Mutual Asset-Backed Certificates
0.289% due 10/25/2036		263	176

Wells Fargo Home Equity Trust
0.459% due 10/25/2035		698	682

			23,383

BANK LOAN OBLIGATIONS 0.1%

Daimler Finance North America LLC
4.230% due 08/03/2012		1,865	1,865

Ford Motor Co.
3.230% due 12/15/2013		40	39
3.260% due 12/15/2013		701	679

			2,583

CORPORATE BONDS & NOTES 11.1%

Aetna, Inc.
6.500% due 09/15/2018		1,000	1,118

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,200	4,635
8.000% due 05/22/2068		11,700	12,998
8.625% due 05/22/2068	GBP	700	879

AutoZone, Inc.
5.875% due 10/15/2012		$1,600	1,728
6.500% due 01/15/2014		200	222
7.125% due 08/01/2018		700	795

Avnet, Inc.
6.625% due 09/15/2016		600	642

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	5,600	7,812

Bank of America Corp.
0.511% due 10/14/2016		$1,600	1,449
4.000% due 03/28/2018	EUR	100	130
4.750% due 05/23/2017		6,800	8,941
4.750% due 05/06/2019		2,700	3,591

Boston Scientific Corp.
6.400% due 06/15/2016		$2,700	2,756

Cameron International Corp.
6.375% due 07/15/2018		3,000	3,244

Cardinal Health, Inc.
5.800% due 10/15/2016		1,000	1,055
6.000% due 06/15/2017		1,000	1,056

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CenturyTel, Inc.
6.000% due 04/01/2017		$2,800	$2,863

Citigroup, Inc.
0.795% due 03/05/2014	EUR	2,200	2,788
0.805% due 06/03/2011		1,900	2,539
0.863% due 02/09/2016		5,035	6,209
0.867% due 06/28/2013		6,000	7,704
5.500% due 10/15/2014		$700	725

CNA Financial Corp.
6.000% due 08/15/2011		2,000	2,087

Computer Sciences Corp.
6.500% due 03/15/2018		6,600	7,318

Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,780

CRH America, Inc.
8.125% due 07/15/2018		1,000	1,179

CSX Corp.
6.750% due 03/15/2011		300	316

Daimler Finance North America LLC
4.875% due 06/15/2010		700	705
5.750% due 09/08/2011		3,200	3,374

Erac USA Finance LLC
6.375% due 10/15/2017		1,300	1,408

Goldman Sachs Group, Inc.
0.965% due 02/04/2013	EUR	2,000	2,612
1.115% due 02/02/2015		2,500	3,190

HCP, Inc.
5.650% due 12/15/2013		$3,000	3,139
5.950% due 09/15/2011		1,000	1,043
6.700% due 01/30/2018		2,900	2,960

Hospira, Inc.
5.550% due 03/30/2012		800	851

HRPT Properties Trust
5.750% due 11/01/2015		8,250	8,182

International Lease Finance Corp.
5.300% due 05/01/2012		8,000	7,774
5.350% due 03/01/2012		300	294
5.400% due 02/15/2012		2,400	2,363
6.625% due 11/15/2013		8,000	7,792

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		500	466

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		10,400	2,496
6.875% due 05/02/2018 (a)		14,600	3,522

Lennar Corp.
5.950% due 10/17/2011		700	721

Lexmark International, Inc.
6.650% due 06/01/2018		1,400	1,430

Loews Corp.
5.250% due 03/15/2016		800	835

Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		2,000	2,110
5.900% due 12/01/2016		1,000	1,002

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		1,900	1,933
6.250% due 03/15/2012		300	316

Masco Corp.
5.875% due 07/15/2012		700	732
6.125% due 10/03/2016		11,000	10,978

Maytag Corp.
5.000% due 05/15/2015		2,200	2,201

McKesson Corp.
5.700% due 03/01/2017		1,900	2,036

Merrill Lynch & Co., Inc.
0.865% due 10/31/2011	EUR	3,300	4,358

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.925% due 01/31/2014	EUR	2,700	$3,407
0.959% due 05/30/2014		1,800	2,269
0.961% due 08/25/2014		600	753
1.124% due 07/22/2014		3,700	4,678
1.385% due 09/27/2012		6,800	8,964

Morgan Stanley
0.701% due 10/18/2016		$2,200	2,015
0.988% due 03/01/2013	EUR	1,000	1,292
1.089% due 04/13/2016		200	244
4.550% due 03/01/2013	AUD	5,200	4,572

Norfolk Southern Corp.
5.257% due 09/17/2014		$1,000	1,072

PPG Industries, Inc.
6.650% due 03/15/2018		4,000	4,460

ProLogis
5.625% due 11/15/2015		4,000	3,969

Qwest Corp.
3.507% due 06/15/2013		1,500	1,521

RBS Capital Trust I
4.709% due 12/29/2049		5,250	3,203

Reed Elsevier Capital, Inc.
6.750% due 08/01/2011		1,800	1,922

Regions Financial Corp.
7.750% due 11/10/2014		1,400	1,474

Reynolds American, Inc.
7.250% due 06/01/2013		4,000	4,451

Ryder System, Inc.
5.850% due 03/01/2014		500	533

Sara Lee Corp.
6.250% due 09/15/2011		2,100	2,232

Sealed Air Corp.
5.625% due 07/15/2013		2,300	2,432

Sempra Energy
6.150% due 06/15/2018		1,000	1,083

Simon Property Group LP
5.250% due 12/01/2016		1,000	992
5.600% due 09/01/2011		200	208
6.125% due 05/30/2018		4,000	4,145

Southwest Airlines Co.
5.125% due 03/01/2017		3,700	3,605

Spectra Energy Capital LLC
6.200% due 04/15/2018		1,000	1,080

Sprint Capital Corp.
8.375% due 03/15/2012		2,900	3,030
8.750% due 03/15/2032		1,100	1,026

State Street Capital Trust IV
1.257% due 06/01/2077		3,900	2,945

Tyco International Ltd.
7.000% due 12/15/2019		8,500	9,773

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,300	3,150

United Airlines, Inc.
9.060% due 06/17/2015 (a)		$173	2

Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,119

WM Covered Bond Program
4.000% due 11/26/2016	EUR	3,500	4,796
4.375% due 05/19/2014		6,900	9,787

			271,586

MORTGAGE-BACKED SECURITIES 8.5%

Adjustable Rate Mortgage Trust
5.049% due 09/25/2035		$520	341

See Accompanying Notes	Annual Report	March 31, 2010	63

Schedule of Investments  Foreign Bond Fund (Unhedged)   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Home Mortgage Assets
0.419% due 09/25/2046	$2,528	$1,336
0.459% due 09/25/2046	691	132
1.391% due 11/25/2046	6,513	3,051

American Home Mortgage Investment Trust
2.486% due 10/25/2034	793	656

Banc of America Funding Corp.
4.484% due 02/20/2036	3,738	3,400
5.920% due 10/20/2046	4,144	2,717
6.030% due 01/20/2047	780	546

BCAP LLC Trust
0.399% due 01/25/2037	9,939	5,110

Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035	3,174	2,959
2.810% due 03/25/2035	7,841	7,342
2.934% due 03/25/2035	1,963	1,860
3.408% due 05/25/2034	1,486	1,343
3.537% due 02/25/2034	84	72
4.601% due 10/25/2033	601	560
4.625% due 10/25/2035	3,892	3,432
4.631% due 05/25/2034	538	487
5.642% due 02/25/2033	73	71
5.726% due 02/25/2036	1,063	704

Bear Stearns Alt-A Trust
5.158% due 09/25/2035	3,946	2,923
5.458% due 11/25/2035	178	106
5.590% due 11/25/2036	5,528	3,615
5.599% due 11/25/2036	2,744	1,816
5.646% due 11/25/2036	1,568	1,018
5.663% due 02/25/2036	6,190	3,481
6.250% due 08/25/2036	3,997	1,893

Bear Stearns Commercial Mortgage Securities
0.340% due 03/15/2019	138	124

Bella Vista Mortgage Trust
0.479% due 05/20/2045	69	39

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	2,328	2,084
2.760% due 10/25/2035	3,804	3,159
4.248% due 08/25/2035	2,593	2,297
4.584% due 08/25/2035	356	307
5.629% due 07/25/2046	4,727	3,380

Commercial Mortgage Pass-Through Certificates
0.448% due 02/05/2019	300	277

Community Program Loan Trust
4.500% due 10/01/2018	336	338

Countrywide Alternative Loan Trust
0.424% due 12/20/2046	3,291	1,703
0.429% due 05/25/2036	133	68
0.429% due 06/25/2037	3,318	1,713
0.439% due 05/25/2035	2,936	1,700
0.439% due 03/20/2046	158	82
0.439% due 07/25/2046	2,781	1,525
0.479% due 09/25/2046	1,700	177
0.489% due 07/25/2046	1,300	46
0.509% due 09/20/2046	1,700	311
0.579% due 05/25/2037	1,767	886
0.579% due 06/25/2037	904	193
0.649% due 12/25/2035	730	271
1.971% due 11/25/2035	1,291	710
2.511% due 11/25/2035	1,026	586
5.250% due 06/25/2035	817	646
6.000% due 10/25/2032	16	14
6.000% due 01/25/2037	3,735	2,403
6.000% due 04/25/2037	3,702	2,404
6.250% due 08/25/2037	1,279	696

Countrywide Home Loan Mortgage Pass-Through Trust
0.519% due 04/25/2035	212	120
0.549% due 03/25/2035	2,168	1,186
0.559% due 02/25/2035	185	128

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.569% due 02/25/2035	$217	$151
0.569% due 03/25/2036	1,025	297
3.968% due 08/25/2034	246	171
4.107% due 11/19/2033	82	78
5.229% due 01/20/2035	636	586
5.250% due 02/20/2036	1,736	1,301
5.531% due 04/20/2036	1,131	769
5.981% due 09/25/2047	2,980	2,132

Credit Suisse First Boston Mortgage Securities Corp.
1.379% due 03/25/2034	437	374
3.169% due 07/25/2033	78	72
3.483% due 08/25/2033	673	640

Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	1,469	830

Deutsche ALT-A Securities, Inc.
0.299% due 01/25/2047	80	78
0.329% due 10/25/2036	247	90
5.500% due 12/25/2035	1,600	1,044
6.300% due 07/25/2036	1,516	806

First Horizon Asset Securities, Inc.
2.916% due 12/25/2033	476	448
3.117% due 07/25/2033	148	136
5.343% due 08/25/2035	424	377

GMAC Mortgage Corp. Loan Trust
4.057% due 06/25/2034	104	87

Greenpoint Mortgage Funding Trust
0.409% due 01/25/2037	2,169	1,238
0.429% due 12/25/2046	1,500	235
0.439% due 04/25/2036	1,177	628
0.449% due 06/25/2045	676	404
0.499% due 11/25/2045	135	75

Greenpoint Mortgage Pass-Through Certificates
3.474% due 10/25/2033	292	217

GS Mortgage Securities Corp. II
0.318% due 03/06/2020	274	265

GSR Mortgage Loan Trust
2.060% due 03/25/2033	465	447
2.954% due 09/25/2035	683	631

Harborview Mortgage Loan Trust
0.319% due 01/19/2038	661	653
0.419% due 07/21/2036	2,622	1,427
0.419% due 09/19/2037	1,327	721
0.419% due 01/19/2038	7,419	4,110
0.449% due 05/19/2035	1,398	831
0.469% due 03/19/2036	368	205
0.599% due 02/19/2034	10	8
3.605% due 05/19/2033	805	773
4.880% due 07/19/2035	221	160

Indymac IMSC Mortgage Loan Trust
0.409% due 07/25/2047	5,867	2,769

Indymac Index Mortgage Loan Trust
0.439% due 05/25/2046	2,012	1,082
0.469% due 06/25/2037	422	254
0.519% due 11/25/2036	1,482	451
2.948% due 12/25/2034	336	243
5.000% due 08/25/2035	766	576
5.221% due 09/25/2035	775	439

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,921	1,583

JPMorgan Mortgage Trust
4.400% due 11/25/2033	615	597
5.366% due 08/25/2035	1,400	1,226

Luminent Mortgage Trust
0.399% due 12/25/2036	8,885	4,712

MASTR Adjustable Rate Mortgages Trust
0.439% due 04/25/2046	624	332
0.569% due 05/25/2047	1,500	242

MASTR Alternative Loans Trust
0.629% due 03/25/2036	848	325

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mellon Residential Funding Corp.
0.670% due 12/15/2030	$15	$14

Merrill Lynch Mortgage Investors, Inc.
0.439% due 02/25/2036	9,923	7,163
0.479% due 08/25/2036	609	393
3.366% due 02/25/2033	275	245

MLCC Mortgage Investors, Inc.
0.479% due 11/25/2035	1,913	1,393
1.229% due 10/25/2035	3,234	2,592
4.250% due 10/25/2035	3,102	2,843

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	393	268
5.514% due 02/25/2036	620	295
5.820% due 03/25/2047	1,300	1,048
6.138% due 03/25/2047	1,100	898

Residential Accredit Loans, Inc.
0.379% due 02/25/2047	2,896	1,333
0.409% due 06/25/2046	6,613	2,462
0.439% due 04/25/2046	159	63
0.534% due 09/25/2046	2,200	344
5.665% due 09/25/2035	1,068	721

Residential Asset Securitization Trust
0.679% due 12/25/2036	759	270
5.750% due 02/25/2036	1,345	922
6.250% due 10/25/2036	979	545
6.500% due 08/25/2036	1,500	906

Residential Funding Mortgage Securities I
5.200% due 09/25/2035	544	391

Structured Adjustable Rate Mortgage Loan Trust
0.449% due 05/25/2037	197	116
1.871% due 01/25/2035	74	35
2.760% due 02/25/2034	479	409
2.825% due 04/25/2034	1,191	983
6.000% due 10/25/2037	990	500

Structured Asset Mortgage Investments, Inc.
0.419% due 07/25/2046	2,038	1,078
0.449% due 05/25/2036	5,815	3,025
0.449% due 09/25/2047	200	63
0.459% due 05/25/2045	965	612
0.479% due 07/19/2035	6,623	5,265
0.479% due 09/25/2047	742	137
0.539% due 12/25/2035	68	36
0.809% due 07/19/2034	28	23
1.971% due 08/25/2047	3,441	1,859

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	197	104

Thornburg Mortgage Securities Trust
0.349% due 10/25/2046	50	49

Wachovia Bank Commercial Mortgage Trust
0.322% due 09/15/2021	5,615	5,014

WaMu Mortgage Pass-Through Certificates
0.449% due 07/25/2046	681	180
0.459% due 04/25/2045	2,156	1,724
0.489% due 11/25/2045	495	380
0.499% due 12/25/2045	1,708	1,306
0.519% due 10/25/2045	209	162
0.539% due 01/25/2045	428	331
0.549% due 01/25/2045	293	227
0.740% due 11/25/2034	1,612	1,004
0.769% due 12/25/2027	1,128	982
1.171% due 02/25/2047	2,276	1,204
1.211% due 01/25/2047	2,086	1,104
1.231% due 04/25/2047	1,420	861
1.291% due 12/25/2046	7,061	3,906
1.451% due 06/25/2046	3,632	2,289
1.471% due 02/25/2046	117	89
1.760% due 05/25/2041	37	34
1.871% due 06/25/2042	247	192
1.871% due 08/25/2042	110	79
2.784% due 03/25/2034	1,685	1,562

64	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.833% due 09/25/2033	$5,647	$5,532
2.884% due 06/25/2033	249	237
2.953% due 08/25/2034	1,652	1,547
3.328% due 07/25/2046	1,981	1,357
3.328% due 10/25/2046	2,863	1,894
5.448% due 04/25/2037	3,469	2,358
5.558% due 12/25/2036	3,906	2,735
5.677% due 02/25/2037	2,130	1,544

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.479% due 07/25/2046	407	102
1.411% due 07/25/2046	1,261	578
1.441% due 05/25/2046	3,581	1,803

Washington Mutual MSC Mortgage Pass-Through Certificates
3.666% due 02/25/2033	12	9

Wells Fargo Mortgage-Backed Securities Trust
3.131% due 04/25/2036	1,165	995
4.950% due 03/25/2036	4,723	4,162
5.754% due 04/25/2036	923	284

		206,040

MUNICIPAL BONDS & NOTES 0.3%

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	800	681

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	2,737
5.000% due 06/01/2041	500	323

Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	5,000	3,159

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	116

		7,016

	SHARES
PREFERRED STOCKS 0.0%

SLM Corp.
4.770% due 01/16/2018	15,700	272

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 1.7%

Fannie Mae
0.289% due 07/25/2037	$3,984	3,817
0.349% due 03/25/2034	31	30
0.379% due 08/25/2034	23	22
0.429% due 10/27/2037	7,400	7,389

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.479% due 06/25/2044	$2	$2
0.629% due 06/25/2029	26	26
1.671% due 06/01/2043 - 10/01/2044 (f)	586	583
2.509% due 03/01/2033 (f)	228	232
2.627% due 12/01/2034 (f)	157	159
2.835% due 11/01/2034 (f)	3,146	3,293
2.849% due 06/01/2035 (f)	160	165
3.224% due 05/01/2026	23	24
4.577% due 09/01/2019	12	12
4.679% due 12/01/2036 (f)	302	317
4.857% due 09/01/2035 (f)	795	839
5.700% due 08/01/2018 (f)	3,741	4,101
6.000% due 04/25/2043 - 07/25/2044	1,831	1,970
6.500% due 06/25/2044	51	56

Federal Housing Administration
6.896% due 07/01/2020	921	913
7.430% due 09/01/2022 - 11/01/2022	60	60

Freddie Mac
0.109% due 02/01/2011 (e)	203	203
0.160% due 05/04/2011 (e)	288	288
0.179% due 08/05/2011 (e)(g)	1,619	1,619
0.299% due 01/28/2011 (e)(g)	1,280	1,281
0.489% due 08/25/2031	52	50
0.580% due 12/15/2030	272	272
0.680% due 12/15/2031	116	116
1.681% due 10/25/2044	418	401
2.993% due 06/01/2024 (f)	53	54
3.500% due 09/01/2035 (f)	146	152
4.500% due 07/15/2018	1,438	1,490
4.792% due 11/01/2035 (f)	740	776
4.843% due 10/01/2035 (f)	635	659
5.000% due 03/15/2025	1,054	1,067
5.011% due 08/01/2035 (f)	726	761
5.079% due 03/01/2036 (f)	449	470
5.098% due 10/01/2035 (f)	673	710

Ginnie Mae
3.125% due 10/20/2029 (f)	33	33
6.000% due 08/20/2034	4,889	5,184

Small Business Administration
4.625% due 02/01/2025	748	781
4.754% due 08/10/2014	28	30
5.110% due 04/01/2025	1,706	1,801

		42,208

U.S. TREASURY OBLIGATIONS 0.3%

U.S. Treasury Notes
1.000% due 07/31/2011 (g)	3,391	3,410
1.000% due 08/31/2011 (g)	203	204
1.000% due 09/30/2011	542	544
1.000% due 10/31/2011 (e)	1,525	1,531
1.125% due 06/30/2011 (e)(g)	806	812

		6,501

Total United States (Cost $634,052)		559,589

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.0%

REPURCHASE AGREEMENTS 0.7%

Barclays Capital, Inc.
0.030% due 04/01/2010	$6,000	$6,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $6,129. Repurchase proceeds are $6,000.)

Goldman Sachs & Co.
0.140% due 04/05/2010	9,000	9,000
(Dated 03/11/2010. Collateralized by Fannie Mae 6.000% due 01/01/2039 valued at $8,913. Repurchase proceeds are $9,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	1,079	1,079
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 06/17/2010 valued at $1,105. Repurchase proceeds are $1,079.)

		16,079

U.S. TREASURY BILLS 1.1%
0.206% due 08/19/2010 - 09/02/2010 (b)(d)(e)(g)	27,841	27,819

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.2%
	506,839	5,075

Total Short-Term Instruments (Cost $48,972)		48,973

Total Investments 100.5% (Cost $2,545,166)		$2,448,454

Written Options (i) (0.1%) (Premiums $5,397)		(1,784)

Other Assets and Liabilities (Net) (0.4%)		(10,891)

Net Assets 100.0%		$2,435,779

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $22,612 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(e)	Securities with an aggregate market value of $6,589 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $119,051 at a weighted average interest rate of 0.393%. On March 31, 2010, securities valued at $13,303 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Annual Report	March 31, 2010	65

Schedule of Investments  Foreign Bond Fund (Unhedged)   (Cont.)

(g)	Securities with an aggregate market value of $4,361 and cash of $10 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	430	$212
90-Day Euribor June Futures	Long	06/2011	144	329
90-Day Euribor March Futures	Long	03/2011	37	123
Australia Government 3-Year Bond June Futures	Long	06/2010	137	(76)
Euro-Bund 10-Year Bond June Futures	Long	06/2010	611	610
Euro-Bund 10-Year Bond May Futures Call Options Strike @ 124.000	Short	05/2010	130	13
Euro-Bund 10-Year Bond May Futures Call Options Strike @ 124.500	Short	05/2010	132	8
Japan Government 10-Year Bond June Futures	Long	06/2010	93	(785)

				$434

(h)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc.	DUB	(1.000%	)	09/20/2018	1.073%	$1,000	$5	$9	$(4)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.476%	1,600	(9)	0	(9)
AutoZone, Inc.	DUB	(1.000%	)	03/20/2014	0.567%	200	(3)	(3)	0
AutoZone, Inc.	GSC	(1.090%	)	09/20/2018	0.823%	700	(14)	0	(14)
Avnet, Inc.	BCLY	(1.000%	)	09/20/2016	1.638%	600	21	19	2
Bank of America Corp.	CITI	(0.170%	)	12/20/2016	1.197%	1,600	97	0	97
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	1.078%	4,000	(93)	0	(93)
Barclays Bank PLC	DUB	(1.000%	)	12/20/2017	1.507%	4,600	153	102	51
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	1.507%	6,900	(390)	0	(390)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.668%	2,700	(59)	0	(59)
British Sky Broadcasting Group PLC	DUB	(1.000%	)	03/20/2018	0.953%	1,500	(5)	(21)	16
Cameron International Corp.	DUB	(0.770%	)	09/20/2018	0.888%	3,000	25	0	25
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.716%	1,000	(17)	(19)	2
Cardinal Health, Inc.	DUB	(1.000%	)	06/20/2017	0.727%	1,000	(18)	(20)	2
CenturyTel, Inc.	BOA	(0.595%	)	06/20/2017	1.638%	2,800	180	0	180
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.496%	2,000	30	0	30
Computer Sciences Corp.	BCLY	(0.760%	)	03/20/2018	0.960%	1,000	14	0	14
Computer Sciences Corp.	BOA	(1.000%	)	03/20/2018	0.945%	1,000	(4)	(24)	20
Computer Sciences Corp.	GSC	(1.180%	)	03/20/2018	0.960%	4,600	(71)	0	(71)
COX Communications, Inc.	MSC	(0.200%	)	03/20/2011	0.319%	1,700	2	0	2
CSX Corp.	BOA	(1.000%	)	03/20/2011	0.287%	300	(2)	(3)	1
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	0.351%	700	0	0	0
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	0.463%	1,100	(3)	0	(3)
ERAC USA Finance LLC	GSC	(0.800%	)	12/20/2017	0.899%	1,300	8	0	8
Goldman Sachs Group, Inc.	CITI	(1.130%	)	03/20/2018	1.056%	5,000	(27)	0	(27)
Goldman Sachs Group, Inc.	CITI	(1.100%	)	06/20/2018	1.060%	2,500	(8)	0	(8)
Goldman Sachs Group, Inc.	CITI	(1.370%	)	06/20/2018	1.060%	3,800	(84)	0	(84)
Goldman Sachs Group, Inc.	JPM	(1.470%	)	06/20/2018	1.060%	5,700	(165)	0	(165)
Goldman Sachs Group, Inc.	UBS	(0.310%	)	06/20/2016	1.038%	500	20	0	20
HCP, Inc.	BCLY	(1.150%	)	03/20/2018	1.663%	2,900	97	0	97
HCP, Inc.	DUB	(1.000%	)	09/20/2011	0.849%	300	(1)	1	(2)
HCP, Inc.	JPM	(0.610%	)	09/20/2011	0.863%	700	2	0	2
HCP, Inc.	MSC	(2.030%	)	12/20/2013	1.374%	3,000	(71)	0	(71)
HRPT Properties Trust	MSC	(1.960%	)	12/20/2015	1.762%	8,250	(87)	0	(87)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	3.078%	2,400	132	0	132
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	3.180%	8,000	260	0	260
International Lease Finance Corp.	MSC	(1.590%	)	12/20/2013	3.613%	8,000	529	0	529
Lennar Corp.	MLP	(5.750%	)	12/20/2012	2.051%	700	(69)	0	(69)
Lexmark International, Inc.	BOA	(1.000%	)	06/20/2018	1.786%	1,400	73	65	8
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.659%	800	14	0	14
Macy’s Retail Holdings, Inc.	DUB	(1.000%	)	12/20/2016	1.879%	1,000	50	98	(48)
Marsh & McLennan Cos., Inc.	BCLY	(0.650%	)	09/20/2010	0.530%	1,900	(1)	0	(1)
Marsh & McLennan Cos., Inc.	BOA	(1.000%	)	03/20/2012	0.777%	300	(1)	(5)	4
Masco Corp.	CITI	(1.910%	)	12/20/2016	1.883%	11,000	(23)	0	(23)
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.137%	700	9	0	9
Maytag Corp.	JPM	(0.460%	)	06/20/2015	0.480%	2,200	2	0	2
McKesson Corp.	BOA	(0.380%	)	03/20/2017	0.751%	1,900	44	0	44
Merrill Lynch & Co., Inc.	DUB	(1.540%	)	06/20/2018	1.468%	2,000	(11)	0	(11)
New Albertsons, Inc.	DUB	(1.000%	)	03/20/2011	1.899%	300	3	3	0
Norfolk Southern Corp.	BOA	(1.000%	)	09/20/2014	0.494%	1,000	(22)	(20)	(2)
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.434%	2,500	(14)	0	(14)
Pearson Dollar Finance PLC	MSC	(0.540%	)	06/20/2014	0.512%	6,800	(9)	0	(9)
PPG Industries, Inc.	CSFB	(0.830%	)	03/20/2018	0.879%	4,000	13	0	13
ProLogis	BOA	(1.480%	)	12/20/2015	2.061%	4,000	115	0	115
Reed Elsevier Capital, Inc.	DUB	(0.250%	)	09/20/2011	0.280%	1,500	0	3	(3)

66	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Reed Elsevier Capital, Inc.	DUB	(1.000%	)	09/20/2011	0.280%		$300	$(3)	$(3)	$0
Reynolds American, Inc.	BCLY	(1.200%	)	06/20/2013	1.308%		4,000	12	0	12
Rio Tinto Alcan, Inc.	BOA	(0.290%	)	03/20/2011	0.155%		2,400	(3)	0	(3)
Ryder System, Inc.	BOA	(1.000%	)	03/20/2014	1.393%		500	7	5	2
Sara Lee Corp.	CITI	(0.330%	)	09/20/2011	0.298%		1,600	(1)	0	(1)
Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	0.980%		2,300	37	0	37
Sempra Energy	BOA	(1.000%	)	06/20/2018	0.984%		1,000	(1)	6	(7)
Simon Property Group LP	DUB	(1.000%	)	09/20/2011	0.702%		200	(1)	(1)	0
Simon Property Group LP	DUB	(1.000%	)	12/20/2016	1.470%		1,000	27	31	(4)
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	1.561%		4,000	167	0	167
Smith Group PLC	RBS	(0.530%	)	09/20/2010	0.202%	GBP	5,500	(14)	0	(14)
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	1.570%		$3,300	185	0	185
Southwest Airlines Co.	BOA	(1.000%	)	03/20/2017	1.545%		400	13	23	(10)
Spectra Energy Capital LLC	BOA	(1.000%	)	06/20/2018	0.896%		1,000	(8)	(20)	12
Sprint Capital Corp.	MLP	(0.460%	)	03/20/2012	3.332%		3,700	201	0	201
Tate & Lyle International Finance PLC	DUB	(0.250%	)	06/20/2011	0.459%		100	0	0	0
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.939%		1,000	19	0	19
Tyco International Finance S.A.	BOA	(1.000%	)	12/20/2019	0.767%		1,000	(19)	(17)	(2)
Tyco International Finance S.A.	BOA	(1.120%	)	12/20/2019	0.767%		7,500	(217)	0	(217)
UBS AG	BCLY	(1.820%	)	12/20/2013	0.731%	EUR	5,700	(307)	0	(307)
UBS AG	CITI	(2.200%	)	03/20/2014	0.756%		2,000	(151)	0	(151)
UBS AG	DUB	(2.200%	)	03/20/2014	0.756%		500	(38)	0	(38)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.376%		$1,000	7	0	7
Valeo S.A	CSFB	(1.000%	)	06/20/2013	1.160%	EUR	4,000	25	249	(224)
Vivendi S.A.	DUB	(1.000%	)	06/20/2013	0.761%		$5,300	(41)	(45)	4
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	1.116%		600	4	0	4
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.116%		6,400	(174)	0	(174)
Vivendi S.A.	RBS	(3.100%	)	06/20/2013	0.761%		1,440	(107)	0	(107)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	0.695%		500	4	0	4

								$240	$413	$(173)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Japan Government International Bond	RBS	0.480%	12/20/2010	0.071%	$1,500	$5	$0	$5

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	CSFB	(0.600%	)	06/20/2017	$51,498	$1,886	$1,271	$615
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017	95,154	3,485	2,165	1,320
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	19,245	(183)	(112)	(71)

						$5,188	$3,324	$1,864

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$8,328	$(5,246)	$(2,662)	$(2,584)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	3,944	(1,962)	(1,484)	(478)

					$(7,208)	$(4,146)	$(3,062)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Annual Report	March 31, 2010	67

Schedule of Investments  Foreign Bond Fund (Unhedged)   (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,000	$451	$(11)	$462
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		15,000	690	(17)	707
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		17,300	851	23	828
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		5,700	147	0	147
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		18,700	588	0	588
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	DUB	AUD	555,000	(365)	178	(543)
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	RBC		5,500	(4)	(1)	(3)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	23,200	247	(68)	315
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	JPM	EUR	75,200	2,395	775	1,620
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	BOA	JPY	30,000,000	1,778	1,761	17
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	RBS		90,240,000	5,349	5,383	(34)
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	UBS		2,900,000	172	171	1
Pay	6-Month JPY-LIBOR	1.500%	06/16/2020	BOA		7,630,000	(24)	(467)	443
Pay	6-Month JPY-LIBOR	1.500%	06/16/2020	RBS		8,360,000	(26)	(146)	120

							$12,249	$7,581	$4,668

(i)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	550	$287	$90
Call - CBOT U.S. Treasury 10-Year Note May Futures	118.500	04/23/2010	225	66	16
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	47	18	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	338	116	121
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	47	8	6

				$495	$235

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	$5,000	$45	$0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	18,100	99	71
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	18,100	104	116
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	1,400	9	4
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	1,400	6	3
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	29,200	98	76
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	29,200	161	158
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	11,100	140	0
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	19,100	156	6
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	52,900	344	207
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	52,900	423	339
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	48,700	411	16
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	4,600	23	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	15,700	75	47
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	15,700	40	39
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	8,800	59	34
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	8,800	70	56
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	24,100	145	26
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	37,500	443	1
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	9,700	102	3
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	5,400	47	1
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	100,000	987	25

							$3,987	$1,228

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD		$1.330	04/20/2010	EUR	20,300	$199	$95
Call - OTC EUR versus USD		1.400	04/20/2010		8,200	58	7
Put - OTC GBP versus USD		1.450	04/20/2010	GBP	9,200	147	6
Call - OTC GBP versus USD		1.540	04/20/2010		29,600	384	213
Call - OTC USD versus KRW	KRW	1,500.000	09/01/2010		$3,100	34	0
Call - OTC USD versus MXN	MXN	16.250	09/22/2010		3,400	93	0

						$915	$321

68	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2009	2,453	$579,800	AUD	0	EUR	101,200	GBP	0	$6,477
Sales	7,553	911,400		19,400		51,300		38,800	11,507
Closing Buys	(8,799)	(924,200)		(19,400)		(124,000)		0	(12,013)
Expirations	0	(43,100)		0		0		0	(574)
Exercised	0	0		0		0		0	0

Balance at 03/31/2010	1,207	$523,900	AUD	0	EUR	28,500	GBP	38,800	$5,397

(j)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	247,095	04/2010	JPM	$0	$(4,643)	$(4,643)
Buy		1,000	04/2010	RBC	24	0	24
Buy	BRL	23,727	04/2010	GSC	0	(207)	(207)
Sell		23,322	04/2010	GSC	0	(666)	(666)
Sell		9,651	04/2010	HSBC	0	(182)	(182)
Buy		4,704	04/2010	MSC	159	0	159
Buy		4,543	04/2010	RBS	156	0	156
Buy		320	06/2010	HSBC	1	0	1
Buy	CAD	5,457	04/2010	CSFB	28	0	28
Buy		6,218	04/2010	JPM	58	0	58
Sell		26,402	04/2010	JPM	0	(674)	(674)
Sell		1,299	04/2010	RBC	0	(20)	(20)
Buy		1,783	04/2010	RBS	68	0	68
Buy	CLP	30,015	01/2011	JPM	0	(4)	(4)
Buy	CNY	27,062	05/2010	BCLY	0	(414)	(414)
Sell		57,554	05/2010	BCLY	0	(432)	(432)
Buy		30,492	05/2010	MLP	0	(450)	(450)
Buy		41,593	06/2010	BCLY	0	(22)	(22)
Sell		9,865	06/2010	BOA	9	0	9
Buy		26,823	06/2010	HSBC	0	(14)	(14)
Sell		17,700	06/2010	MSC	18	0	18
Buy		92,328	11/2010	BCLY	0	(124)	(124)
Buy		4,172	11/2010	CITI	0	(9)	(9)
Buy		4,259	11/2010	DUB	0	(9)	(9)
Sell		45,178	11/2010	DUB	21	0	21
Sell		30,936	11/2010	HSBC	33	0	33
Buy		8,368	11/2010	JPM	0	(16)	(16)
Sell		23,353	11/2010	JPM	24	0	24
Buy		41,809	11/2010	MSC	0	(125)	(125)
Buy		37,591	11/2010	UBS	0	(13)	(13)
Buy		40,564	01/2011	BOA	0	(33)	(33)
Buy		120,949	01/2011	HSBC	0	(73)	(73)
Buy		45,255	01/2011	JPM	0	(36)	(36)
Buy		46,842	01/2011	MSC	0	(50)	(50)
Buy		55,609	06/2011	DUB	0	(61)	(61)
Buy	DKK	95,835	05/2010	DUB	0	(153)	(153)
Sell		75,100	01/2011	GSC	1,360	0	1,360
Sell	EUR	3,041	04/2010	BNP	69	0	69
Sell		123	04/2010	BOA	8	0	8
Buy		21,584	04/2010	CITI	0	(523)	(523)
Sell		20,846	04/2010	CITI	276	0	276
Buy		5,027	04/2010	CSFB	30	0	30
Sell		5,160	04/2010	CSFB	0	(24)	(24)
Buy		4,897	04/2010	DUB	0	(44)	(44)
Sell		7,300	04/2010	DUB	340	0	340
Buy		762	04/2010	GSC	0	(11)	(11)
Sell		2,880	04/2010	GSC	185	0	185
Sell		8,284	04/2010	HSBC	8	(68)	(60)
Buy		3,741	04/2010	JPM	0	(58)	(58)
Sell		153,294	04/2010	JPM	10,046	(3)	10,043
Buy		2,660	04/2010	MSC	0	(82)	(82)
Sell		5,064	04/2010	MSC	86	0	86
Buy		10,404	04/2010	RBC	0	(88)	(88)
Buy	EUR	3,457	04/2010	RBS	11	(6)	5
Sell		18,385	04/2010	RBS	77	(335)	(258)
Sell		5,039	04/2010	UBS	0	(67)	(67)
Sell	GBP	1,509	04/2010	JPM	0	(42)	(42)
Sell		2,524	06/2010	BCLY	0	(20)	(20)
Buy		3,186	06/2010	RBC	42	0	42
Sell		1,507	06/2010	RBC	0	(30)	(30)
Buy		82,204	06/2010	RBS	788	0	788

See Accompanying Notes	Annual Report	March 31, 2010	69

Schedule of Investments  Foreign Bond Fund (Unhedged)   (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	IDR	36,123,200	09/2010	JPM	$419	$0	$419
Buy		10,554,840	11/2010	BCLY	31	0	31
Buy		10,411,100	11/2010	CITI	26	0	26
Buy		4,840,320	11/2010	DUB	1	0	1
Buy		9,654,250	11/2010	HSBC	11	0	11
Sell	INR	371	03/2011	BCLY	0	0	0
Sell		345	03/2011	HSBC	0	0	0
Sell		357	03/2011	JPM	0	0	0
Sell		407	03/2011	UBS	0	0	0
Sell	JPY	1,005,267	04/2010	BOA	371	0	371
Buy		909,870	04/2010	CITI	1	(109)	(108)
Sell		609,972	04/2010	CITI	0	(1)	(1)
Buy		97,488	04/2010	GSC	0	(53)	(53)
Buy		512,484	04/2010	HSBC	0	(64)	(64)
Sell		1,149,421	04/2010	JPM	128	0	128
Buy		92,682,209	04/2010	MSC	0	(29,295)	(29,295)
Sell		1,149,421	04/2010	RBC	129	0	129
Sell		7,426,896	08/2010	CITI	1,598	0	1,598
Buy	KRW	984,000	07/2010	BCLY	36	0	36
Sell		3,423,110	07/2010	BCLY	0	(81)	(81)
Buy		3,694,622	07/2010	CITI	25	0	25
Buy		1,953,287	07/2010	DUB	73	0	73
Buy		1,622,712	07/2010	MSC	56	0	56
Sell		4,831,512	07/2010	MSC	0	(111)	(111)
Sell		4,732,032	08/2010	BCLY	0	(106)	(106)
Buy		3,884,143	08/2010	MSC	115	0	115
Sell		1,999,071	08/2010	MSC	0	(44)	(44)
Buy		2,217,652	11/2010	BCLY	53	0	53
Sell		988,363	11/2010	BCLY	0	(32)	(32)
Buy		393,030	11/2010	BOA	12	0	12
Buy		2,909,373	11/2010	CITI	54	0	54
Sell		4,659,292	11/2010	CITI	0	(56)	(56)
Buy		383,658	11/2010	DUB	6	0	6
Buy		199,410	11/2010	GSC	5	0	5
Buy		2,658,000	11/2010	JPM	15	(4)	11
Buy		1,496,430	11/2010	MSC	12	0	12
Sell		2,646,695	11/2010	RBS	0	(78)	(78)
Buy	MXN	66	04/2010	CITI	0	0	0
Sell		66	04/2010	DUB	0	0	0
Buy		121,797	04/2010	GSC	625	0	625
Buy		300	04/2010	HSBC	2	0	2
Sell		930	04/2010	HSBC	0	(4)	(4)
Buy		10,864	04/2010	JPM	73	0	73
Sell		26,560	04/2010	JPM	0	(112)	(112)
Sell		44,673	04/2010	MSC	0	(193)	(193)
Sell		60,798	04/2010	UBS	0	(119)	(119)
Buy		66	09/2010	DUB	0	0	0
Buy		60,798	09/2010	UBS	117	0	117
Sell	MYR	12	06/2010	MSC	0	0	0
Sell		69	10/2010	BCLY	0	(1)	(1)
Sell		41	10/2010	CITI	0	0	0
Sell		18	10/2010	DUB	0	0	0
Sell	NOK	6,657	05/2010	DUB	14	0	14
Buy	PHP	1,148	04/2010	BCLY	0	0	0
Buy		1,134	04/2010	CITI	0	0	0
Sell		5,949	04/2010	DUB	0	(5)	(5)
Sell		1,148	11/2010	BCLY	0	0	0
Sell		1,134	11/2010	CITI	0	0	0
Buy	SEK	106,694	05/2010	DUB	0	(210)	(210)
Sell	SGD	118	09/2010	JPM	0	0	0
Sell	TWD	524	06/2010	BOA	0	0	0
Sell		615	06/2010	DUB	0	0	0
Sell		659	06/2010	MSC	0	0	0
Sell		85	10/2010	BCLY	0	0	0
Sell		252	10/2010	CITI	0	0	0
Buy	ZAR	74	07/2010	BCLY	1	0	1

					$17,934	$(40,509)	$(22,575)

70	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Australia	$0	$186,730	$0	$186,730
Canada	0	85,636	16,363	101,999
France	0	360,858	0	360,858
Germany	0	492,820	0	492,820
Japan	0	126,110	0	126,110
Netherlands	0	209,075	0	209,075
United Kingdom	0	249,157	430	249,587
United States	0	558,615	974	559,589
Other Investments +++	5,075	156,611	0	161,686

Investments, at value	$5,075	$2,425,612	$17,767	$2,448,454
Financial Derivative Instruments ++++	$434	$(21,057)	$0	$(20,623)

Totals	$5,509	$2,404,555	$17,767	$2,427,831

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Australia	$12,256	$(2,750)	$27	$(187)	$2,963	$(12,309)	$0	$0
Canada	18,516	(8,750)	0	259	6,338	0	16,363	4,705
United Kingdom	0	432	0	0	(2)	0	430	(2)
United States	3,538	(1,512)	3	67	458	(1,580)	974	(7)
Other Investments +++	0	0	0	0	0	0	0	0

Investments, at value	$34,310	$(12,580)	$30	$139	$9,757	$(13,889)	$17,767	$4,696
Financial Derivative Instruments ++++	$2,878	$0	$0	$0	$(147)	$(2,731)	$0	$0

Totals	$37,188	$(12,580)	$30	$139	$9,610	$(16,620)	$17,767	$4,696

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(l)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable^^	$439	$0	$0	$0	$0	$439
Unrealized appreciation on foreign currency contracts	0	17,934	0	0	0	17,934
Unrealized appreciation on swap agreements	5,247	0	4,294	0	0	9,541

	$5,686	$17,934	$4,294	$0	$0	$27,914

Liabilities:
Written options outstanding	$1,463	$321	$0	$0	$0	$1,784
Unrealized depreciation on foreign currency contracts	0	40,509	0	0	0	40,509
Unrealized depreciation on swap agreements	579	0	5,660	0	0	6,239

	$2,042	$40,830	$5,660	$0	$0	$48,532

See Accompanying Notes	Annual Report	March 31, 2010	71

Schedule of Investments  Foreign Bond Fund (Unhedged)   (Cont.)

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(50)	$(11,037)	$0	$0	$0	$(11,087)
Net realized gain on futures contracts, written options and swaps	7,486	1,726	12,109	0	0	21,321
Net realized gain on foreign currency transactions	0	110,398	0	0	0	110,398

	$7,436	$101,087	$12,109	$0	$0	$120,632

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$38	$(64)	$0	$0	$0	$(26)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	51,668	594	(68,323)	0	0	(16,061)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(38,408)	0	0	0	(38,408)

	$51,706	$(37,878)	$(68,323)	$0	$0	$(54,495)

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $434 as reported in the Notes to Schedule of Investments.

72	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 4.4%

Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014	AUD	5,000	$4,497

Bank of Scotland PLC
4.930% due 07/24/2012		7,600	7,013
5.250% due 07/24/2012		4,000	3,631

Citigroup Pty Ltd.
5.080% due 06/18/2012		23,500	21,616
5.500% due 06/18/2012		9,000	8,241

Commonwealth Bank of Australia
4.500% due 02/20/2014		18,900	16,544

ING Bank Australia Ltd.
4.485% due 08/28/2013		2,000	1,831
5.750% due 08/28/2013		3,800	3,479

Medallion Trust
0.382% due 05/25/2035		$1,918	1,851

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	3,350	3,117

Puma Finance Ltd.
0.321% due 02/21/2038		$3,039	2,892
4.090% due 08/22/2037	AUD	3,329	2,973
4.332% due 07/12/2036		1,466	1,308

Seven Media Group
5.730% due 12/28/2012		1,500	1,266
6.058% due 02/07/2013		6,286	5,307

Superannuation Members Home Loans Global Fund
0.394% due 03/09/2036		$4,446	4,399

Swan Trust
0.330% due 05/12/2037		238	233

Torrens Trust
4.340% due 10/19/2038	AUD	8,009	7,196

Westpac Banking Corp.
0.534% due 09/10/2014		$10,000	10,026
2.700% due 12/09/2014		5,000	4,970
4.408% due 05/25/2017	AUD	1,000	890
4.750% due 03/05/2014		2,000	1,765

Total Australia (Cost $103,501)			115,045

BERMUDA 0.4%

Merna Reinsurance Ltd.
0.901% due 06/30/2012		$10,700	10,588

Total Bermuda (Cost $10,519)			10,588

CANADA 5.3%

Agrium, Inc.
6.750% due 01/15/2019		$5,000	5,548

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	18,300	18,600

Canada Government Bond
1.500% due 06/01/2012		33,300	32,515
2.500% due 06/01/2015		25,200	24,333

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	12,371

Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	1,700	1,733

Glacier Credit Card Trust
5.027% due 02/20/2013		6,400	6,684

Honda Canada Finance, Inc.
0.621% due 03/26/2012		3,000	2,888

Master Credit Card Trust
5.297% due 08/21/2012		2,700	2,831

Province of Ontario Canada
5.600% due 06/02/2035		8,400	9,212

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Province of Quebec Canada
5.000% due 12/01/2038	CAD	12,100	$12,155
5.750% due 12/01/2036		8,700	9,651

Total Canada (Cost $136,050)			138,521

CAYMAN ISLANDS 0.7%

Foundation Re II Ltd.
7.000% due 11/26/2010		$1,650	1,636

Green Valley Ltd.
4.292% due 01/10/2011	EUR	2,400	3,240

Longpoint Re Ltd.
5.507% due 11/08/2011		$2,900	2,901

Residential Reinsurance 2007 Ltd.
6.252% due 06/07/2010		400	402
8.002% due 06/07/2010		6,300	6,350

Vita Capital III Ltd.
1.351% due 01/01/2011		4,000	3,935

Total Cayman Islands (Cost $18,765)			18,464

DENMARK 0.4%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	1,126	218

Realkredit Danmark A/S
2.000% due 01/01/2011		35,000	6,365
2.730% due 01/01/2038		14,653	2,595

Total Denmark (Cost $9,489)			9,178

FRANCE 11.0%

ASSET-BACKED SECURITIES 0.0%

AUTO Asset-Backed Securities SRL
0.771% due 02/25/2019	EUR	300	400

CORPORATE BONDS & NOTES 4.0%

BNP Paribas Home Loan Covered Bonds S.A.
4.125% due 01/24/2011		13,600	18,826
4.750% due 05/28/2013		3,800	5,560

BPCE S.A.
6.117% due 10/29/2049		3,700	4,073

Cie de Financement Foncier
2.000% due 02/17/2012		6,700	9,132
3.875% due 02/11/2011		4,000	5,535
4.500% due 01/09/2013		3,500	5,060

CM-CIC Covered Bonds
5.250% due 06/09/2010		5,200	7,078

Dexia Credit Local
0.501% due 01/12/2012		$20,900	20,903
0.899% due 09/23/2011		12,400	12,494

Societe Generale
5.922% due 04/29/2049		700	605
7.756% due 05/29/2049	EUR	4,550	6,176

Vivendi S.A.
5.750% due 04/04/2013		$7,000	7,536

			102,978

SOVEREIGN ISSUES 7.0%

France Government Bond
3.500% due 04/25/2015	EUR	4,600	6,550
3.750% due 10/25/2019		1,700	2,375
4.000% due 10/25/2013		8,000	11,648
4.000% due 04/25/2014		11,400	16,612
4.000% due 10/25/2014		39,000	56,850
4.250% due 04/25/2019		25,800	37,611
4.250% due 10/25/2023		19,588	27,910
5.500% due 04/25/2029		1,840	2,999

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

France Treasury Notes
3.000% due 01/12/2011	EUR	10,900	$15,007
3.750% due 01/12/2013		400	576

Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		1,700	2,346
3.375% due 05/05/2014		$1,100	1,143

			181,627

Total France (Cost $297,793)			285,005

GERMANY 22.6%

ASSET-BACKED SECURITIES 0.0%

Driver One GmbH
0.519% due 10/21/2015	EUR	81	109

CORPORATE BONDS & NOTES 0.5%

Kreditanstalt fuer Wiederaufbau
3.875% due 01/21/2019		8,500	12,102

SOVEREIGN ISSUES 22.1%

Republic of Germany
1.250% due 03/11/2011		2,100	2,856
2.250% due 12/10/2010		26,400	36,092
3.250% due 01/04/2020		15,000	20,552
3.500% due 04/12/2013		16,100	23,120
3.750% due 01/04/2015		4,500	6,529
3.750% due 01/04/2019		15,500	22,143
4.000% due 10/11/2013		29,210	42,725
4.000% due 01/04/2037		1,200	1,659
4.250% due 07/04/2014		1,700	2,512
4.500% due 01/04/2013		5,700	8,363
4.750% due 07/04/2034		10,600	16,305
4.750% due 07/04/2040		4,100	6,447
5.000% due 07/04/2012		66,600	97,745
5.250% due 01/04/2011		13,000	18,182
5.500% due 01/04/2031		47,850	79,970
5.625% due 01/04/2028		20,270	33,956
6.250% due 01/04/2030		29,112	52,591
6.500% due 07/04/2027		56,260	102,916

			574,663

Total Germany (Cost $590,361)			586,874

IRELAND 0.5%

Celtic Residential Irish Mortgage Securitisation
0.639% due 06/13/2035	EUR	677	832

DECO Series
0.839% due 10/27/2019		45	55

Depfa ACS Bank
1.650% due 12/20/2016	JPY	360,000	3,367

German Residential Asset Note Distributor PLC
0.917% due 07/20/2016	EUR	1,475	1,761

Immeo Residential Finance PLC
0.810% due 12/15/2016		4,080	4,825

SC Germany Auto
0.481% due 08/11/2015		1,184	1,586
0.543% due 07/10/2019		500	661

Total Ireland (Cost $12,984)			13,087

ITALY 0.1%

Locat Securitisation Vehicle SRL
0.811% due 12/12/2028	EUR	65	85

Siena Mortgages SpA
0.879% due 12/16/2038		494	660

See Accompanying Notes	Annual Report	March 31, 2010	73

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)   (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vela Home SRL
0.952% due 10/24/2027	EUR	461	$622

Total Italy (Cost $1,464)			1,367

JAPAN 11.0%

SOVEREIGN ISSUES 11.0%

Japan Government International Bond
0.200% due 02/15/2012	JPY	2,830,000	30,288
0.700% due 09/20/2014		2,420,000	26,127
0.900% due 03/20/2014		5,110,000	55,690
1.500% due 12/20/2017		8,900,000	98,522
1.500% due 09/20/2018		2,150,000	23,631
1.800% due 06/20/2017		2,850,000	32,312
2.300% due 06/20/2035		800,000	8,605
2.400% due 03/20/2034		950,000	10,445

Total Japan (Cost $270,225)			285,620

JERSEY, CHANNEL ISLANDS 0.3%

Arran Master Trust
0.307% due 12/15/2012		$400	396

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,400	1,902

WPP PLC
6.000% due 04/04/2017	GBP	4,075	6,488

Total Jersey, Channel Islands (Cost $7,035)			8,786

LIBERIA 0.1%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,719

Total Liberia (Cost $1,704)			1,719

LUXEMBOURG 0.6%

Tyco Electronics Group S.A.
5.950% due 01/15/2014		$2,000	2,157
6.550% due 10/01/2017		13,000	14,324

Total Luxembourg (Cost $15,115)			16,481

MEXICO 0.0%

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$540	385

Total Mexico (Cost $540)			385

NETHERLANDS 4.4%

ABN AMRO Bank NV
3.750% due 01/12/2012	EUR	8,800	12,344

Achmea Hypotheekbank NV
0.599% due 11/03/2014		$7,200	7,200

Atomium Mortgage Finance BV
0.628% due 07/01/2034	EUR	244	319

Delphinus BV
0.826% due 09/25/2096		400	532

Dutch MBS BV
0.820% due 07/02/2037		199	260
0.980% due 10/02/2079		2,132	2,877

Dutch Mortgage Portfolio Loans BV
0.910% due 11/20/2035		734	967

Fortis Bank Nederland NV
3.375% due 05/19/2014		19,000	26,753

LeasePlan Corp. NV
3.125% due 02/10/2012		50	70
3.250% due 05/22/2014		5,300	7,439

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Netherlands Government Bond
4.000% due 01/15/2011	EUR	9,400	$13,037
4.000% due 07/15/2018		100	144
4.250% due 07/15/2013		4,890	7,171
4.500% due 07/15/2017		8,600	12,856
5.500% due 01/15/2028		200	329

NIBC Bank NV
0.632% due 12/02/2014		$22,500	22,520

Saecure BV
0.811% due 05/25/2036	EUR	156	208

Total Netherlands (Cost $115,250)			115,026

NORWAY 0.2%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	3,100	4,331

Total Norway (Cost $4,773)			4,331

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	6,093

Total South Korea (Cost $6,473)			6,093

UNITED KINGDOM 6.4%

Barclays Bank PLC
10.179% due 06/12/2021		$4,400	5,753

Bauhaus Securities Ltd.
0.985% due 10/30/2052	EUR	348	465

GKN Holdings PLC
7.000% due 05/14/2012	GBP	5,700	9,376

Hanson Ltd.
6.125% due 08/15/2016		$2,000	1,981

HBOS PLC
6.750% due 05/21/2018		2,000	1,840

LBG Capital No. 1 PLC
8.000% due 12/29/2049		500	430
8.500% due 12/29/2049		20,900	18,288

LBG Capital No. 2 PLC
11.250% due 09/14/2023	GBP	1,600	2,537

Lloyds TSB Bank PLC
12.000% due 12/29/2049		$11,300	12,612

National Grid PLC
4.980% due 06/22/2011 (j)	CAD	4,900	4,957

Pearson Dollar Finance PLC
5.500% due 05/06/2013		$2,500	2,663

Permanent Financing PLC
0.782% due 09/10/2032	EUR	100	134

Royal Bank of Scotland Group PLC
1.149% due 04/23/2012		$17,200	17,449
2.650% due 04/23/2012		4,500	4,617
3.750% due 11/14/2011	EUR	10,800	15,182

Smiths Group PLC
7.875% due 07/12/2010	GBP	7,000	10,773

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,538

United Kingdom Gilt
4.250% due 06/07/2032	GBP	1,000	1,472
4.250% due 03/07/2036		10,850	15,795
4.500% due 12/07/2042		2,800	4,267
4.750% due 12/07/2038		22,400	35,348

Total United Kingdom (Cost $167,782)			167,477

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 27.8%

ASSET-BACKED SECURITIES 2.0%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030	$1,765	$1,735

Accredited Mortgage Loan Trust
0.279% due 02/25/2037	145	143

Amortizing Residential Collateral Trust
0.809% due 07/25/2032	44	41

Amresco Residential Securities Mortgage Loan Trust
1.169% due 06/25/2029	221	136

Asset-Backed Funding Certificates
0.289% due 01/25/2037	774	759

Bear Stearns Asset-Backed Securities Trust
0.299% due 12/25/2036	55	50
0.309% due 10/25/2036	40	37
0.629% due 10/27/2032	103	83
0.679% due 03/25/2043	2	2
0.889% due 10/25/2032	65	57
1.229% due 10/25/2037	144	95

BNC Mortgage Loan Trust
0.329% due 05/25/2037	93	82

Carrington Mortgage Loan Trust
0.279% due 01/25/2037	1,226	1,172
0.549% due 10/25/2035	170	159

Citigroup Mortgage Loan Trust, Inc.
0.329% due 10/25/2036	137	136

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	386	389
6.681% due 12/01/2033	289	286

Countrywide Asset-Backed Certificates
0.279% due 07/25/2037	224	216
0.279% due 06/25/2047	1,238	1,196
0.299% due 06/25/2047	303	289
0.309% due 06/25/2037	36	34
0.309% due 10/25/2047	291	275
0.329% due 09/25/2047	4,176	3,904
0.339% due 10/25/2046	93	91
0.409% due 09/25/2036	586	463
0.569% due 12/25/2036	1,217	498

Credit Suisse First Boston Mortgage Securities Corp.
0.849% due 01/25/2032	67	48

Credit-Based Asset Servicing & Securitization LLC
0.289% due 11/25/2036	35	26

First Alliance Mortgage Loan Trust
0.459% due 12/20/2027	14	8

First Franklin Mortgage Loan Asset-Backed Certificates
0.279% due 11/25/2036	148	145

Fremont Home Loan Trust
0.279% due 10/25/2036	10	10
0.289% due 01/25/2037	38	31
0.339% due 02/25/2036	59	59

Home Equity Asset Trust
0.829% due 11/25/2032	2	1

JPMorgan Mortgage Acquisition Corp.
0.279% due 10/25/2036	40	38
0.319% due 10/25/2036	717	665
0.339% due 08/25/2036	193	86

Long Beach Mortgage Loan Trust
0.509% due 10/25/2034	12	11

MASTR Asset-Backed Securities Trust
0.289% due 11/25/2036	32	32

Merrill Lynch Mortgage Investors, Inc.
0.309% due 09/25/2037	52	15
0.349% due 02/25/2037	147	89

74	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mesa Trust Asset-Backed Certificates
0.629% due 12/25/2031		$313	$258

Nationstar Home Equity Loan Trust
0.289% due 06/25/2037		229	222
0.349% due 04/25/2037		21	20

Nelnet Student Loan Trust
0.779% due 04/27/2015		36	36

Popular ABS Mortgage Pass-Through Trust
0.319% due 06/25/2047		295	265

Renaissance Home Equity Loan Trust
0.729% due 12/25/2033		155	124

Residential Asset Mortgage Products, Inc.
0.299% due 02/25/2037		241	237
0.789% due 06/25/2032		7	5

Residential Asset Securities Corp.
0.299% due 02/25/2037		162	156
0.729% due 07/25/2032		223	112

Securitized Asset-Backed Receivables LLC Trust
0.359% due 05/25/2037		77	53

SLC Student Loan Trust
0.707% due 06/15/2017		100	100

SLM Student Loan Trust
0.229% due 04/25/2014		16	16
0.239% due 10/27/2014		627	627
0.249% due 07/25/2017		200	198
0.457% due 12/17/2018		18	18
0.749% due 10/25/2017		9,100	9,099
0.929% due 07/25/2013		396	398
1.049% due 10/25/2013		29	29
1.749% due 04/25/2023		26,020	26,941

Soundview Home Equity Loan Trust
0.289% due 11/25/2036		73	44

South Carolina Student Loan Corp.
0.752% due 09/02/2014		90	90

Structured Asset Securities Corp.
0.519% due 01/25/2033		14	12

Wells Fargo Home Equity Trust
0.459% due 10/25/2035		879	859

			53,511

BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
4.230% due 08/03/2012		3,026	3,026

Ford Motor Co.
3.230% due 12/15/2013		115	111
3.260% due 12/15/2013		2,003	1,940

Texas Competitive Electric Holdings Co. LLC
3.729% due 10/10/2014		2,910	2,370
3.751% due 10/10/2014		30	24

			7,471

CORPORATE BONDS & NOTES 13.3%

Altria Group, Inc.
9.700% due 11/10/2018		11,500	14,162

American International Group, Inc.
0.361% due 10/18/2011		5,000	4,790
4.875% due 03/15/2067	EUR	5,500	4,903
5.600% due 10/18/2016		$1,300	1,211
5.750% due 03/15/2067	GBP	8,200	8,213
8.000% due 05/22/2068	EUR	4,600	5,110
8.250% due 08/15/2018		$300	315

Anadarko Petroleum Corp.
6.125% due 03/15/2012		3,900	4,218

AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,160
6.500% due 01/15/2014		1,000	1,108

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Avnet, Inc.
6.625% due 09/15/2016		$1,700	$1,819

Avon Products, Inc.
6.500% due 03/01/2019		1,500	1,688

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	5,900	8,230

Bank of America Corp.
4.750% due 05/23/2017		12,700	16,699
4.750% due 05/06/2019		100	133

Black & Decker Corp.
5.750% due 11/15/2016		$3,000	3,287

Boston Scientific Corp.
6.000% due 06/15/2011		400	416
6.400% due 06/15/2016		4,300	4,389

Brunswick Corp.
11.750% due 08/15/2013		3,000	3,375

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017		2,669	2,863

Cardinal Health, Inc.
6.000% due 06/15/2017		10,000	10,561

Citigroup, Inc.
0.701% due 01/16/2012	GBP	5,800	8,539
0.795% due 03/05/2014	EUR	700	887
0.867% due 06/28/2013		4,100	5,265
4.750% due 02/10/2019		8,150	10,421
6.000% due 08/15/2017		$7,000	7,168

CNA Financial Corp.
5.850% due 12/15/2014		3,000	3,056
6.000% due 08/15/2011		3,600	3,757

Computer Sciences Corp.
6.500% due 03/15/2018		6,000	6,653

CSX Corp.
6.750% due 03/15/2011		2,300	2,420

Daimler Finance North America LLC
4.875% due 06/15/2010		1,000	1,007
5.750% due 09/08/2011		1,900	2,003
6.500% due 11/15/2013		400	444

Dominion Resources, Inc.
5.600% due 11/15/2016		2,000	2,162

Fortune Brands, Inc.
5.375% due 01/15/2016		7,400	7,716

GATX Financial Corp.
5.125% due 04/15/2010		500	500

HCP, Inc.
5.650% due 12/15/2013		6,000	6,277
5.950% due 09/15/2011		1,400	1,461

Humana, Inc.
6.300% due 08/01/2018		6,300	6,420

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,842
5.400% due 02/15/2012		2,700	2,658
5.750% due 06/15/2011		1,000	1,005
6.625% due 11/15/2013		8,000	7,792

JPMorgan Chase & Co.
6.300% due 04/23/2019		1,300	1,437

JPMorgan Chase & Co., Inc. CPI Linked Bond
0.615% due 02/15/2012		4,670	4,696

JPMorgan Chase Bank N.A.
0.587% due 06/13/2016		1,350	1,269

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		500	466

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		8,400	1,974
5.625% due 01/24/2013 (a)		6,800	1,632
6.875% due 05/02/2018 (a)		7,000	1,689

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lennar Corp.
5.950% due 10/17/2011		$3,100	$3,193

Limited Brands, Inc.
6.900% due 07/15/2017		5,000	5,125

Loews Corp.
5.250% due 03/15/2016		1,200	1,252

Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		4,000	4,200

Marriott International, Inc.
5.810% due 11/10/2015		1,300	1,356
6.375% due 06/15/2017		4,300	4,508

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,238

Masco Corp.
5.875% due 07/15/2012		1,000	1,046

Merrill Lynch & Co., Inc.
0.959% due 05/30/2014	EUR	7,000	8,824
0.961% due 08/25/2014		300	377
1.124% due 07/22/2014		10,000	12,643
1.385% due 09/27/2012		2,700	3,559

Morgan Stanley
0.959% due 11/29/2013		5,050	6,423
1.089% due 04/13/2016		2,000	2,443
1.100% due 01/16/2017		1,550	1,864

Nabors Industries, Inc.
6.150% due 02/15/2018		$2,000	2,134

Newell Rubbermaid, Inc.
5.500% due 04/15/2013		5,000	5,266

NiSource Finance Corp.
6.400% due 03/15/2018		4,000	4,295

Omnicom Group, Inc.
5.900% due 04/15/2016		1,000	1,083

RBS Capital Trust I
4.709% due 12/29/2049		2,000	1,220

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,265

Reynolds American, Inc.
6.750% due 06/15/2017		500	536

Ryder System, Inc.
6.000% due 03/01/2013		5,000	5,373

Sealed Air Corp.
5.625% due 07/15/2013		12,900	13,643

Sempra Energy
6.150% due 06/15/2018		8,000	8,663

Sheraton Holding Corp.
7.375% due 11/15/2015		5,000	5,238

SLM Corp.
4.750% due 03/17/2014	EUR	3,020	3,824
8.450% due 06/15/2018		$2,000	2,026

Southwest Airlines Co.
5.125% due 03/01/2017		1,100	1,072
6.500% due 03/01/2012		500	531

Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	5,401

Sprint Capital Corp.
8.750% due 03/15/2032		800	746

Tyco International Ltd.
7.000% due 12/15/2019		7,000	8,048

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	3,200	4,383

Union Pacific Corp.
7.000% due 02/01/2016		$1,000	1,160

See Accompanying Notes	Annual Report	March 31, 2010	75

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Viacom, Inc.
6.250% due 04/30/2016	$6,400	$7,079

		345,303

MORTGAGE-BACKED SECURITIES 8.8%

Adjustable Rate Mortgage Trust
5.049% due 09/25/2035	568	372

American Home Mortgage Assets
0.419% due 05/25/2046	750	398
0.439% due 10/25/2046	2,660	1,339
0.459% due 09/25/2046	638	122
1.171% due 02/25/2047	7,791	3,712
1.391% due 11/25/2046	11,832	5,544

Banc of America Funding Corp.
4.484% due 02/20/2036	2,266	2,060
5.749% due 03/20/2036	1,111	773
5.920% due 10/20/2046	291	191
6.030% due 01/20/2047	780	546

BCAP LLC Trust
0.399% due 01/25/2037	16,922	8,700

Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035	3,174	2,959
2.810% due 03/25/2035	5,159	4,831
2.934% due 03/25/2035	1,198	1,136
3.408% due 05/25/2034	990	894
3.537% due 02/25/2034	98	84
4.142% due 11/25/2034	28	25
4.601% due 10/25/2033	556	519
4.631% due 05/25/2034	703	637

Bear Stearns Alt-A Trust
3.854% due 08/25/2036	533	279
5.158% due 09/25/2035	7,024	5,204
5.198% due 08/25/2036	1,600	476
5.458% due 11/25/2035	267	159
5.590% due 11/25/2036	5,946	3,888
5.646% due 11/25/2036	1,380	896
5.652% due 01/25/2036	150	85
5.663% due 02/25/2036	8,095	4,552
6.250% due 08/25/2036	4,347	2,059

Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050	4,100	3,964

Bear Stearns Mortgage Funding Trust
0.299% due 02/25/2037	26	25

Citigroup Mortgage Loan Trust, Inc.
2.760% due 10/25/2035	8,896	7,386
2.990% due 12/25/2035	498	454
4.248% due 08/25/2035	2,543	2,252
5.864% due 03/25/2037	2,471	1,274
5.969% due 09/25/2037	3,891	2,653

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	14,700	14,250

Commercial Mortgage Pass-Through Certificates
0.730% due 02/16/2034	1,814	1,760

Countrywide Alternative Loan Trust
0.399% due 01/25/2037	1,600	822
0.409% due 02/20/2047	852	428
0.419% due 09/25/2046	2,514	1,198
0.424% due 12/20/2046	9,045	4,680
0.429% due 05/25/2036	177	91
0.439% due 03/20/2046	211	110
0.439% due 07/20/2046	2,123	840
0.439% due 07/25/2046	160	81
0.459% due 08/25/2046	572	123
0.579% due 05/25/2037	1,502	753
1.971% due 11/25/2035	982	540
2.511% due 11/25/2035	836	478
5.250% due 06/25/2035	744	589
5.849% due 02/25/2037	695	484
6.000% due 10/25/2032	20	18
6.000% due 01/25/2037	3,171	2,040

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 04/25/2037	$1,494	$970
6.250% due 08/25/2037	1,119	609

Countrywide Home Loan Mortgage Pass-Through Trust
0.519% due 04/25/2035	50	29
0.549% due 03/25/2035	1,656	900
0.559% due 02/25/2035	37	26
3.510% due 11/25/2034	1,036	879
3.968% due 08/25/2034	262	182
4.107% due 11/19/2033	103	98
5.265% due 02/25/2047	1,176	698
5.330% due 02/20/2036	2,855	1,832
5.380% due 03/25/2037	1,115	638

Credit Suisse First Boston Mortgage Securities Corp.
1.379% due 03/25/2034	874	747
2.118% due 05/25/2032	30	29
3.169% due 07/25/2033	85	78
3.483% due 08/25/2033	440	418

Deutsche ALT-A Securities, Inc.
0.309% due 02/25/2037	10	10

Downey Savings & Loan Association Mortgage Loan Trust
0.549% due 07/19/2045	448	143

First Horizon Asset Securities, Inc.
2.916% due 12/25/2033	490	461
3.117% due 07/25/2033	159	146
5.343% due 08/25/2035	477	424

First Republic Mortgage Loan Trust
0.580% due 11/15/2031	163	139

GMAC Mortgage Corp. Loan Trust
4.057% due 06/25/2034	104	87

Greenpoint Mortgage Funding Trust
0.309% due 10/25/2046	53	48
0.309% due 01/25/2047	464	426
0.409% due 01/25/2037	1,446	825
0.439% due 04/25/2036	1,177	628
0.499% due 11/25/2045	271	151

Greenpoint Mortgage Pass-Through Certificates
3.474% due 10/25/2033	97	72

GS Mortgage Securities Corp. II
0.318% due 03/06/2020	274	265

GSR Mortgage Loan Trust
2.060% due 03/25/2033	507	487
2.954% due 09/25/2035	2,197	2,029

Harborview Mortgage Loan Trust
0.409% due 07/19/2046	2,922	1,535
0.419% due 09/19/2037	995	541
0.419% due 01/19/2038	2,607	1,444
0.449% due 05/19/2035	2,117	1,259
0.469% due 03/19/2036	396	221
3.605% due 05/19/2033	877	843
4.880% due 07/19/2035	221	160

Homebanc Mortgage Trust
5.802% due 04/25/2037	1,042	779
5.837% due 04/25/2037	1,600	851

Impac CMB Trust
1.229% due 07/25/2033	116	104

Indymac INDA Mortgage Loan Trust
5.849% due 08/25/2036	1,600	1,036

Indymac INDB Mortgage Loan Trust
0.529% due 11/25/2035	570	252

Indymac Index Mortgage Loan Trust
0.319% due 11/25/2046	44	43
0.419% due 04/25/2037	409	95
0.419% due 09/25/2046	7,314	3,803
0.469% due 06/25/2037	422	254
0.479% due 02/25/2037	1,100	151
0.529% due 06/25/2037	1,077	399
2.948% due 12/25/2034	308	223

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	$1,464	$1,206
5.550% due 10/25/2036	1,795	1,626

JPMorgan Mortgage Trust
4.400% due 11/25/2033	656	637
5.502% due 02/25/2036	2,172	1,832

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	43	43

MASTR Adjustable Rate Mortgages Trust
0.439% due 04/25/2046	4,428	2,353
0.529% due 05/25/2047	1,700	268
3.097% due 11/21/2034	95	95

MASTR Alternative Loans Trust
0.629% due 03/25/2036	767	293

Mellon Residential Funding Corp.
0.712% due 06/15/2030	149	126
2.610% due 10/20/2029	82	77

Merrill Lynch Countrywide Commercial Mortgage Trust
5.414% due 07/12/2046	7,800	7,839
5.957% due 08/12/2049	7,300	7,239

Merrill Lynch Mortgage Investors, Inc.
0.479% due 08/25/2036	466	300
3.366% due 02/25/2033	283	252

MLCC Mortgage Investors, Inc.
0.479% due 11/25/2035	115	84
4.250% due 10/25/2035	4,954	4,540

Morgan Stanley Capital I
5.692% due 04/15/2049	1,100	1,011

Residential Accredit Loans, Inc.
0.379% due 02/25/2047	3,749	1,726
0.409% due 06/25/2046	6,741	2,510
0.429% due 12/25/2046	1,400	289
0.439% due 04/25/2046	106	42
0.499% due 05/25/2046	1,200	120
0.534% due 09/25/2046	2,000	313

Residential Asset Securitization Trust
0.679% due 12/25/2036	763	271
5.750% due 02/25/2036	733	503
6.250% due 10/25/2036	984	548
6.500% due 08/25/2036	1,300	785

Residential Funding Mortgage Securities I
5.200% due 09/25/2035	605	434
6.500% due 03/25/2032	118	119

Sovereign Commercial Mortgage Securities Trust
5.784% due 07/22/2030	2,283	2,350

Structured Adjustable Rate Mortgage Loan Trust
2.760% due 02/25/2034	495	423
2.825% due 04/25/2034	715	590
5.210% due 09/25/2034	312	276
5.233% due 05/25/2036	1,600	1,023
5.369% due 09/25/2036	1,600	855

Structured Asset Mortgage Investments, Inc.
0.419% due 06/25/2036	232	124
0.439% due 05/25/2046	1,361	654
0.449% due 05/25/2036	1,285	668
0.449% due 09/25/2047	6,300	1,996
0.479% due 07/19/2035	190	176
0.479% due 09/25/2047	371	69
0.489% due 05/25/2046	759	172
0.529% due 08/25/2036	1,800	367
0.539% due 12/25/2035	22	12
0.809% due 07/19/2034	36	29
1.971% due 08/25/2047	3,613	1,952

TBW Mortgage-Backed Pass-Through Certificates
0.339% due 01/25/2037	27	24

76	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thornburg Mortgage Securities Trust
0.349% due 10/25/2046	$604	$590
3.856% due 10/25/2043	204	191

Wachovia Bank Commercial Mortgage Trust
5.416% due 01/15/2045	6,600	6,653
5.572% due 10/15/2048	600	591

WaMu Mortgage Pass-Through Certificates
0.459% due 04/25/2045	83	66
0.489% due 11/25/2045	989	761
0.539% due 01/25/2045	1,060	821
0.769% due 12/25/2027	3,024	2,631
1.171% due 03/25/2047	3,624	2,122
1.211% due 01/25/2047	1,884	997
1.221% due 06/25/2047	825	248
1.231% due 04/25/2047	8,001	4,850
1.451% due 06/25/2046	303	191
1.471% due 02/25/2046	312	238
1.760% due 05/25/2041	14	13
2.884% due 06/25/2033	249	237
3.078% due 02/27/2034	984	933
3.328% due 07/25/2046	757	519
3.328% due 10/25/2046	130	86
5.396% due 02/25/2037	2,105	1,482
5.558% due 12/25/2036	8,211	5,749
5.677% due 02/25/2037	5,916	4,289
5.828% due 02/25/2037	2,160	1,485

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.479% due 07/25/2046	163	41
1.231% due 04/25/2047	837	178
1.241% due 04/25/2047	1,185	319
1.311% due 05/25/2047	792	165
1.411% due 07/25/2046	1,331	610

Wells Fargo Mortgage-Backed Securities Trust
4.607% due 06/25/2035	5,504	5,413
4.687% due 12/25/2033	31	31
4.950% due 03/25/2036	9,387	8,273
5.754% due 04/25/2036	923	284

		228,498

MUNICIPAL BONDS & NOTES 0.1%

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	2,980	3,120

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	115

		3,235

	SHARES
PREFERRED STOCKS 0.2%

DG Funding Trust
2.501% due 12/31/2049	640	5,216

SLM Corp.
4.720% due 03/15/2017	20,000	351

		5,567

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 2.5%

Fannie Mae
0.349% due 03/25/2034	$196	$189
0.529% due 03/25/2036	129	128
1.671% due 06/01/2043	198	198
2.450% due 01/01/2023	54	55
2.605% due 04/01/2032	59	60
2.627% due 12/01/2034	1,098	1,113
2.766% due 06/01/2035	1,593	1,638
2.835% due 11/01/2034	4,944	5,175
2.915% due 11/01/2022	16	17
3.029% due 08/01/2023	149	154
3.204% due 12/01/2030	17	18
5.310% due 12/01/2010	21,413	21,680
5.370% due 12/01/2015	2,596	2,834
6.000% due 04/25/2043 - 07/25/2044	3,105	3,340

Freddie Mac
0.109% due 02/01/2011	266	266
0.160% due 05/04/2011 (d)	279	279
0.311% due 04/01/2011 (d)	3,187	3,191
0.580% due 12/15/2030	481	481
0.630% due 11/15/2016 - 03/15/2017	156	156
1.681% due 10/25/2044 - 02/25/2045	5,732	5,489
3.122% due 06/01/2022	183	187
3.500% due 09/01/2035	317	329
4.500% due 11/15/2015 - 07/15/2023	654	672
5.000% due 07/15/2025	150	151
6.000% due 12/01/2033	1,795	1,931
9.050% due 06/15/2019	3	3

Ginnie Mae
3.125% due 11/20/2021 - 11/20/2030	223	226
3.625% due 07/20/2022 - 08/20/2027	484	499
4.375% due 05/20/2022 - 05/20/2030	833	861
6.000% due 08/20/2034	7,563	8,019

Small Business Administration
5.600% due 09/01/2028	2,326	2,503
5.980% due 05/01/2022	3,743	4,038
6.344% due 08/01/2011	174	183
6.640% due 02/01/2011	114	119

		66,182

U.S. TREASURY OBLIGATIONS 0.6%

U.S. Treasury Notes
1.000% due 07/31/2011 (f)	6,606	6,642
1.000% due 08/31/2011	537	540
1.000% due 09/30/2011	521	523
1.000% due 10/31/2011	376	378
1.125% due 06/30/2011 (f)	6,358	6,406

		14,489

Total United States (Cost $747,580)		724,256

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.7%

REPURCHASE AGREEMENTS 0.3%

Barclays Capital, Inc.
0.030% due 04/01/2010	$3,000	$3,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $3,072. Repurchase proceeds are $3,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	5,602	5,602
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $5,715. Repurchase proceeds are $5,602.)

		8,602

U.S. TREASURY BILLS 0.3%
0.187% due 08/19/2010 - 09/09/2010 (b)(d)(f)	8,703	8,696

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.1%
	2,784,202	27,878

Total Short-Term Instruments (Cost $45,176)		45,176

PURCHASED OPTIONS (h) 0.0%
(Cost $3)		2

Total Investments 98.1% (Cost $2,562,582)		$2,553,481

Written Options (i) (0.1%) (Premiums $5,183)		(1,800)

Other Assets and Liabilities (Net) 2.0%		50,820

Net Assets 100.0%		$2,602,501

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $11,334 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2010, was $92,280 at a weighted average interest rate of 0.295%. On March 31, 2010, there were no open reverse repurchase agreements.

See Accompanying Notes	Annual Report	March 31, 2010	77

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)   (Cont.)

(f)	Securities with an aggregate market value of $3,317 and cash of $6 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	260	$128
90-Day Euribor June Futures	Long	06/2011	180	411
Australia Government 3-Year Bond June Futures	Long	06/2010	100	(56)
Euro-Bund 10-Year Bond June Futures	Long	06/2010	444	504
Euro-Bund 10-Year Bond May Futures Call Options Strike @ EUR 124.000	Short	05/2010	272	22
Euro-Schatz June Futures	Long	06/2010	10	2
Japan Government 10-Year Bond June Futures	Long	06/2010	88	(751)

				$260

(g)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Agrium, Inc.	MLP	(1.250%	)	03/20/2019	1.003%	$5,000	$(95)	$0	$(95)
Altria Group, Inc.	BCLY	(1.090%	)	12/20/2018	1.950%	3,500	209	0	209
Altria Group, Inc.	GSC	(1.520%	)	12/20/2018	1.950%	5,000	148	0	148
Altria Group, Inc.	MSC	(1.550%	)	12/20/2018	1.950%	3,000	82	0	82
Anadarko Petroleum Corp.	BCLY	(0.330%	)	03/20/2012	0.436%	3,900	8	77	(69)
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.577%	1,000	(19)	0	(19)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.476%	2,000	(11)	0	(11)
Avnet, Inc.	UBS	(1.530%	)	09/20/2016	1.664%	1,700	12	0	12
Avon Products, Inc.	BOA	(0.770%	)	03/20/2019	0.756%	1,500	(2)	0	(2)
Bear Stearns Cos. LLC	DUB	(0.870%	)	03/20/2018	0.626%	6,000	(104)	0	(104)
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	0.340%	3,000	(127)	0	(127)
Boston Scientific Corp.	BOA	(0.510%	)	06/20/2011	0.863%	400	1	14	(13)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.668%	4,300	(94)	0	(94)
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	3.884%	3,000	(24)	0	(24)
Burlington Northern Santa Fe Corp.	BOA	(0.500%	)	06/20/2017	0.612%	2,669	19	0	19
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.739%	5,000	47	0	47
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.739%	5,000	40	35	5
CNA Financial Corp.	BCLY	(1.390%	)	12/20/2014	2.096%	3,000	89	0	89
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.496%	3,600	55	0	55
Computer Sciences Corp.	BOA	(1.060%	)	03/20/2018	0.960%	6,000	(43)	0	(43)
CSX Corp.	JPM	(0.165%	)	03/20/2011	0.291%	2,300	3	0	3
Daimler Finance N.A. LLC	BCLY	(0.535%	)	09/20/2011	0.463%	800	(1)	68	(69)
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	0.351%	1,000	(1)	0	(1)
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	0.463%	1,500	(4)	0	(4)
Dominion Resources, Inc.	CITI	(0.475%	)	12/20/2016	0.614%	2,000	17	0	17
Fortune Brands, Inc.	BOA	(1.460%	)	03/20/2016	1.273%	7,400	(78)	0	(78)
GATX Financial Corp.	JPM	(0.160%	)	06/20/2010	0.912%	500	1	0	1
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	1.948%	1,000	53	243	(190)
Hanson Ltd.	BCLY	(5.000%	)	09/20/2016	1.948%	1,000	(172)	485	(657)
HCP, Inc.	BCLY	(0.550%	)	09/20/2011	0.863%	400	2	50	(48)
HCP, Inc.	JPM	(0.610%	)	09/20/2011	0.863%	1,000	4	0	4
HCP, Inc.	MSC	(2.030%	)	12/20/2013	1.374%	6,000	(143)	0	(143)
Humana, Inc.	BCLY	(1.050%	)	09/20/2018	2.043%	1,800	120	0	120
Humana, Inc.	JPM	(1.530%	)	09/20/2018	2.043%	4,500	154	0	154
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	3.078%	2,700	148	0	148
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	3.613%	7,000	474	0	474
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	3.078%	2,900	161	0	161
International Lease Finance Corp.	MSC	(1.360%	)	06/20/2011	2.517%	1,000	14	49	(35)
International Lease Finance Corp.	MSC	(1.540%	)	12/20/2013	3.613%	1,000	68	133	(65)
JPMorgan Chase & Co.	RBS	(1.050%	)	03/20/2018	0.626%	2,000	(60)	0	(60)
Lennar Corp.	CITI	(6.000%	)	12/20/2011	1.700%	2,400	(179)	0	(179)
Lennar Corp.	MLP	(5.750%	)	12/20/2012	2.051%	700	(69)	0	(69)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.659%	1,150	21	0	21
Ltd Brands, Inc.	BOA	(2.850%	)	09/20/2017	2.119%	4,000	(185)	548	(733)
Ltd Brands, Inc.	BOA	(3.550%	)	09/20/2017	2.119%	1,000	(90)	98	(188)
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	1.181%	4,000	(147)	0	(147)
Marriott International, Inc.	BCLY	(1.250%	)	12/20/2015	1.096%	1,300	(11)	205	(216)
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	1.166%	4,300	(155)	0	(155)
Marsh & McLennan Cos., Inc.	BCLY	(0.650%	)	09/20/2010	0.530%	2,200	(2)	0	(2)
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.137%	1,000	13	0	13
Merrill Lynch & Co., Inc.	CITI	(1.380%	)	06/20/2018	1.468%	5,000	28	0	28
Nabors Industries, Inc.	CITI	(0.820%	)	03/20/2018	1.484%	2,000	89	0	89
National Grid PLC	BCLY	(0.208%	)	06/20/2011	0.397%	4,300	10	0	10
Newell Rubbermaid, Inc.	GSC	(0.780%	)	06/20/2013	0.818%	5,000	5	0	5
NiSource Finance Corp.	CITI	(1.660%	)	03/20/2018	1.434%	4,000	(62)	0	(62)

78	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Omnicom Group, Inc.	CITI	(0.940%	)	06/20/2016	0.879%		$1,000	$(4)	$0	$(4)
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.434%		2,500	(14)	0	(14)
Reed Elsevier Capital, Inc.	MSC	(0.280%	)	06/20/2012	0.351%		1,200	2	0	2
Reynolds American, Inc.	BCLY	(3.460%	)	06/20/2017	1.828%		500	(50)	0	(50)
Royal Caribbean Cruises Ltd.	BOA	(0.480%	)	06/20/2010	0.942%		1,700	2	0	2
Ryder System, Inc.	CITI	(1.160%	)	03/20/2013	1.249%		5,000	11	0	11
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	0.980%		6,000	(13)	198	(211)
Sealed Air Corp.	BOA	(1.135%	)	09/20/2013	0.980%		6,900	(38)	0	(38)
Sempra Energy	CITI	(0.795%	)	06/20/2018	1.000%		8,000	114	0	114
Sheraton Holding Corp.	DUB	(2.390%	)	12/20/2015	1.604%		5,000	(205)	231	(436)
Smith Group PLC	RBS	(0.530%	)	09/20/2010	0.202%	GBP	7,000	(18)	0	(18)
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	1.570%		$1,100	61	90	(29)
Southwest Airlines Co.	DUB	(0.420%	)	03/20/2012	0.835%		500	4	0	4
Spectra Energy Capital LLC	DUB	(0.860%	)	06/20/2018	0.911%		5,000	17	0	17
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.939%		1,400	27	0	27
Tyco Electronics Group S.A.	BOA	(1.100%	)	03/20/2014	0.621%		2,000	(37)	160	(197)
Tyco Electronics Group S.A.	DUB	(0.850%	)	12/20/2017	0.872%		6,000	7	0	7
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	0.872%		7,000	(39)	0	(39)
Tyco International Finance S.A.	BOA	(1.120%	)	12/20/2019	0.767%		7,000	(202)	0	(202)
UBS AG	BCLY	(2.330%	)	03/20/2014	0.756%	EUR	600	(50)	0	(50)
Union Pacific Corp.	BCLY	(0.600%	)	03/20/2016	0.624%		$800	1	31	(30)
Union Pacific Corp.	BOA	(1.000%	)	03/20/2016	0.614%		200	(4)	(3)	(1)
Viacom, Inc.	JPM	(1.150%	)	06/20/2016	0.898%		6,400	(94)	0	(94)
Vivendi S.A.	BOA	(1.280%	)	06/20/2013	0.761%		7,000	(117)	0	(117)
WPP Group PLC	BCLY	(3.750%	)	06/20/2017	1.347%	GBP	2,425	(558)	0	(558)
WPP Group PLC	JPM	(3.750%	)	06/20/2017	1.347%		1,650	(379)	0	(379)

								$(1,359)	$2,712	$(4,071)

Credit Default Swaps on Corporate Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
HSBC Finance Corp.	GSC	1.500%	06/20/2010	0.635%	$1,400	$3	$0	$3

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	JPM	(0.600%	)	06/20/2017	$26,136	$957	$191	$766
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018	19,457	(369)	(656)	287
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	255,539	(2,431)	(1,489)	(942)

						$(1,843)	$(1,954)	$111

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$4,703	$(2,964)	$(1,411)	$(1,553)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	2,958	(1,472)	(1,113)	(359)

					$(4,436)	$(2,524)	$(1,912)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Annual Report	March 31, 2010	79

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)   (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	DUB	AUD	345,100	$(227)	$110	$(337)
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	MSC		192,900	(127)	(23)	(104)
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	RBC		7,300	(5)	(2)	(3)
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	DUB	EUR	111,700	3,557	613	2,944
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	JPM		143,000	4,554	1,470	3,084
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	BOA	JPY	27,110,000	1,607	1,591	16
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	RBS		81,250,000	4,817	4,847	(30)
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	UBS		2,860,000	169	168	1
Pay	6-Month JPY-LIBOR	1.000%	06/16/2017	BOA		1,400,000	(82)	(79)	(3)
Pay	6-Month JPY-LIBOR	1.500%	06/16/2020	BOA		6,890,000	(22)	(422)	400
Pay	6-Month JPY-LIBOR	1.500%	06/16/2020	RBS		2,170,000	(7)	(104)	97

							$14,234	$8,169	$6,065

(h)	Purchased options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar September Futures	$90.250	09/13/2010	363	$3	$2

(i)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	562	$293	$92
Call - CBOT U.S. Treasury 10-Year Note May Futures	118.500	04/23/2010	231	68	17
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	48	19	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	345	118	123
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	48	8	6

				$506	$240

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$21,200	$71	$56
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	21,200	117	115
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	11,000	139	0
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	18,900	154	6
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	62,800	408	246
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	62,800	502	402
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	36,800	311	12
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	15,900	76	47
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	15,900	41	39
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	33,300	223	130
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	33,300	266	213
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	25,700	154	28
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	30,600	357	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	9,600	101	3
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	100,000	988	25

							$3,908	$1,322

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD		$1.330	04/20/2010	EUR	2,600	$25	$12
Call - OTC EUR versus USD		1.400	04/20/2010		8,400	60	8
Put - OTC GBP versus USD		1.450	04/20/2010	GBP	9,200	147	6
Call - OTC GBP versus USD		1.540	04/20/2010		29,500	383	212
Call - OTC USD versus KRW	KRW	1,500.000	09/01/2010		$3,800	42	0
Call - OTC USD versus MXN	MXN	16.250	09/22/2010		4,100	112	0

						$769	$238

80	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2009	2,946	$573,100	AUD	0	EUR	104,800	GBP	0	$11,418
Sales	11,240	992,400		32,800		38,800		38,700	16,139
Closing Buys	(11,111)	(764,000)		(20,700)		(100,900)		0	(19,391)
Expirations	(1,841)	(294,600)		(12,100)		(31,700)		0	(2,983)
Exercised	0	0		0		0		0	0

Balance at 03/31/2010	1,234	$506,900	AUD	0	EUR	11,000	GBP	38,700	$5,183

(j)	Restricted securities as of March 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,353	$4,957	0.19%

(k)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	10,000	04/2010	BCLY	$0	$(8)	$(8)
Sell		8,625	04/2010	CITI	0	(2)	(2)
Sell		205,725	04/2010	JPM	0	(3,856)	(3,856)
Buy	BRL	29,132	04/2010	GSC	0	(254)	(254)
Sell		22,310	04/2010	GSC	0	(628)	(628)
Sell		15,738	04/2010	HSBC	0	(295)	(295)
Buy		4,536	04/2010	MSC	153	0	153
Buy		4,380	04/2010	RBS	151	0	151
Buy		806	06/2010	HSBC	2	0	2
Sell	CAD	102,908	04/2010	JPM	0	(2,058)	(2,058)
Sell		14,037	04/2010	MSC	0	(190)	(190)
Sell		10,969	04/2010	RBC	0	(170)	(170)
Buy	CLP	31,472	01/2011	JPM	0	(4)	(4)
Buy	CNY	23,792	05/2010	BCLY	0	(364)	(364)
Sell		50,600	05/2010	BCLY	0	(380)	(380)
Buy		26,809	05/2010	MLP	0	(396)	(396)
Buy		49,635	06/2010	BCLY	0	(29)	(29)
Sell		12,163	06/2010	BOA	12	0	12
Buy		34,725	06/2010	HSBC	0	(19)	(19)
Sell		21,754	06/2010	MSC	22	0	22
Buy		102,251	11/2010	BCLY	0	(80)	(80)
Buy		2,600	11/2010	CITI	0	(5)	(5)
Buy		2,654	11/2010	DUB	0	(6)	(6)
Sell		28,897	11/2010	DUB	14	0	14
Sell		32,118	11/2010	HSBC	34	0	34
Buy		5,217	11/2010	JPM	0	(10)	(10)
Sell		30,247	11/2010	JPM	31	0	31
Buy		26,842	11/2010	MSC	0	(80)	(80)
Buy		48,219	11/2010	UBS	0	(17)	(17)
Buy		43,649	01/2011	BOA	0	(36)	(36)
Buy		123,853	01/2011	HSBC	0	(75)	(75)
Buy		47,760	01/2011	JPM	0	(38)	(38)
Buy		53,791	01/2011	MSC	0	(58)	(58)
Buy		35,403	06/2011	DUB	0	(39)	(39)
Sell	DKK	14,480	05/2010	DUB	23	0	23
Sell	EUR	601,483	04/2010	BNP	7,269	0	7,269
Sell		8,099	04/2010	BOA	193	0	193
Buy		4,802	04/2010	CITI	0	(135)	(135)
Sell		175,509	04/2010	CITI	3,940	0	3,940
Sell		4,288	04/2010	CSFB	0	(20)	(20)
Buy		1,755	04/2010	DUB	0	(16)	(16)
Sell		4,010	04/2010	DUB	116	0	116
Buy		35,944	04/2010	GSC	0	(2,238)	(2,238)
Sell		2,894	04/2010	GSC	56	0	56
Sell		16,980	04/2010	JPM	288	0	288
Sell		46,206	04/2010	MSC	1,043	0	1,043
Buy		3,485	04/2010	RBS	0	(59)	(59)
Sell		17,842	04/2010	RBS	187	(294)	(107)
Sell		24,799	05/2010	RBC	0	(21)	(21)
Sell		564,756	05/2010	RBS	1,326	0	1,326
Sell	GBP	2,846	06/2010	BCLY	0	(22)	(22)

See Accompanying Notes	Annual Report	March 31, 2010	81

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)   (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	GBP	3,491	06/2010	RBC	$46	$0	$46
Sell		82,172	06/2010	RBS	0	(788)	(788)
Sell	HKD	187	07/2010	HSBC	0	0	0
Sell		759	07/2010	JPM	0	0	0
Buy	IDR	44,542,100	09/2010	JPM	517	0	517
Buy		12,900,360	11/2010	BCLY	38	0	38
Buy		12,746,300	11/2010	CITI	32	0	32
Buy		5,914,120	11/2010	DUB	1	0	1
Buy		11,851,800	11/2010	HSBC	13	0	13
Sell	INR	88	03/2011	HSBC	0	0	0
Sell		91	03/2011	JPM	0	0	0
Sell		104	03/2011	UBS	0	0	0
Sell	JPY	8,607,361	04/2010	BCLY	3,106	0	3,106
Sell		262,317	04/2010	BOA	99	0	99
Buy		144,781	04/2010	CITI	0	(53)	(53)
Sell		11,695,534	04/2010	CITI	4,135	0	4,135
Sell		140,450	04/2010	CSFB	25	0	25
Buy		37,080	04/2010	JPM	0	(3)	(3)
Sell		1,754,697	04/2010	MSC	555	0	555
Sell		3,535,559	04/2010	RBS	1,052	0	1,052
Sell		2,272,110	08/2010	CITI	489	0	489
Buy	KRW	1,037,000	07/2010	BCLY	37	0	37
Sell		3,788,538	07/2010	BCLY	0	(89)	(89)
Buy		3,615,237	07/2010	CITI	25	0	25
Buy		2,058,328	07/2010	DUB	77	0	77
Buy		1,709,970	07/2010	MSC	59	0	59
Sell		4,631,998	07/2010	MSC	0	(107)	(107)
Sell		4,609,470	08/2010	BCLY	0	(103)	(103)
Buy		4,093,005	08/2010	MSC	121	0	121
Sell		1,946,556	08/2010	MSC	0	(43)	(43)
Buy		2,076,119	11/2010	BCLY	49	0	49
Sell		1,004,987	11/2010	BCLY	0	(33)	(33)
Buy		513,973	11/2010	BOA	15	0	15
Buy		2,704,690	11/2010	CITI	50	0	50
Sell		4,596,134	11/2010	CITI	0	(56)	(56)
Buy		325,528	11/2010	DUB	5	0	5
Buy		175,950	11/2010	GSC	4	0	4
Buy		2,576,592	11/2010	JPM	14	(4)	10
Buy		1,461,897	11/2010	MSC	12	0	12
Sell		2,688,873	11/2010	RBS	0	(79)	(79)
Buy	MXN	163,651	04/2010	BOA	877	0	877
Buy		78	04/2010	CITI	0	0	0
Buy		2,100	04/2010	DUB	10	0	10
Sell		78	04/2010	DUB	0	0	0
Buy		392	04/2010	GSC	1	0	1
Buy		308	04/2010	HSBC	2	0	2
Sell		4,636	04/2010	HSBC	0	(20)	(20)
Sell		26,867	04/2010	JPM	0	(114)	(114)
Sell		61,189	04/2010	MSC	0	(264)	(264)
Sell		73,760	04/2010	UBS	0	(144)	(144)
Buy		78	09/2010	DUB	0	0	0
Buy		73,760	09/2010	UBS	142	0	142
Buy	MYR	56	06/2010	MSC	1	0	1
Buy		342	10/2010	BCLY	4	0	4
Buy		34	10/2010	BOA	0	0	0
Buy		163	10/2010	CITI	2	0	2
Buy		36	10/2010	DUB	0	0	0
Buy	NOK	5,827	05/2010	DUB	0	(12)	(12)
Sell	PHP	199	04/2010	BCLY	0	0	0
Sell		642	04/2010	CITI	0	0	0
Buy		1,031	04/2010	DUB	1	0	1
Sell		190	04/2010	DUB	0	0	0
Buy		199	11/2010	BCLY	0	0	0
Buy		642	11/2010	CITI	0	0	0
Buy		190	11/2010	DUB	0	0	0
Sell	SEK	12,932	05/2010	DUB	25	0	25
Sell	SGD	138	09/2010	JPM	0	0	0
Sell	TWD	799	06/2010	BOA	0	0	0
Sell		939	06/2010	DUB	0	0	0
Sell		1,455	06/2010	MSC	0	0	0
Sell		130	10/2010	BCLY	0	0	0
Sell		384	10/2010	CITI	0	0	0

					$26,501	$(13,814)	$12,687

82	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Australia	$0	$115,045	$0	$115,045
Canada	0	135,633	2,888	138,521
France	0	285,005	0	285,005
Germany	0	586,874	0	586,874
Japan	0	285,620	0	285,620
United Kingdom	0	167,047	430	167,477
United States	0	719,040	5,216	724,256
Other Investments +++	27,878	220,903	1,902	250,683

Investments, at value	$27,878	$2,515,167	$10,436	$2,553,481
Financial Derivative Instruments ++++	$260	$11,083	$0	$11,343

Totals	$28,138	$2,526,250	$10,436	$2,564,824

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Australia	$10,639	$(2,318)	$33	$(219)	$2,828	$(10,963)	$0	$0
Canada	0	2,309	89	0	490	0	2,888	490
United Kingdom	0	432	0	0	(2)	0	430	(2)
United States	2,705	(1,557)	3	74	(684)	4,675	5,216	(1,194)
Other Investments +++	4	1,869	0	1	28	0	1,902	29

Investments, at value	$13,348	$735	$125	$(144)	$2,660	$(6,288)	$10,436	$(677)
Financial Derivative Instruments ++++	$3,609	$0	$0	$0	$(3,609)	$0	$0	$0

Totals	$16,957	$735	$125	$(144)	$(949)	$(6,288)	$10,436	$(677)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(m)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$2	$0	$0	$0	$0	$2
Variation margin receivable ^^	331	0	0	0	0	331
Unrealized appreciation on foreign currency contracts	0	26,501	0	0	0	26,501
Unrealized appreciation on swap agreements	6,542	0	3,154	0	0	9,696

	$6,875	$26,501	$3,154	$0	$0	$36,530

Liabilities:
Written options outstanding	$1,562	$238	$0	$0	$0	$1,800
Unrealized depreciation on foreign currency contracts	0	13,814	0	0	0	13,814
Unrealized depreciation on swap agreements	477	0	9,023	0	0	9,500

	$2,039	$14,052	$9,023	$0	$0	$25,114

See Accompanying Notes	Annual Report	March 31, 2010	83

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)   (Cont.)

March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$3,122	$0	$0	$0	$0	$3,122
Net realized gain (loss) on futures contracts, written options and swaps	(7,123)	1,916	3,300	0	0	(1,907)
Net realized (loss) on foreign currency transactions	0	(21,560)	0	0	0	(21,560)

	$(4,001)	$(19,644)	$3,300	$0	$0	$(20,345)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(3,119)	$0	$0	$0	$0	$(3,119)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	68,166	531	(57,822)	0	0	10,875
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	26,686	0	0	0	26,686

	$65,047	$27,217	$(57,822)	$0	$0	$34,442

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $260 as reported in the Notes to Schedule of Investments.

84	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Schedule of Investments  Global Bond Fund (Unhedged)

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 8.1%

Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014	AUD	3,500	$3,148

Australia Government Bond
6.250% due 06/15/2014		1,600	1,513

Bank of Scotland PLC
4.750% due 01/13/2011		9,500	8,700
Citigroup Pty Ltd.
5.500% due 06/18/2012		2,500	2,289

Commonwealth Bank of Australia
0.538% due 09/17/2014		$4,900	4,924
0.671% due 07/12/2013		7,100	7,146

ING Bank Australia Ltd.
4.485% due 08/28/2013	AUD	1,400	1,282
5.750% due 08/28/2013		2,700	2,472

Macquarie Bank Ltd.
3.300% due 07/17/2014		$6,800	6,898
4.100% due 12/17/2013		4,400	4,683

Medallion Trust
0.382% due 05/25/2035		1,918	1,851

Puma Finance Ltd.
0.321% due 02/21/2038		1,766	1,681
4.090% due 08/22/2037	AUD	1,556	1,389
4.332% due 07/12/2036		619	553

Royal Bank of Scotland Group PLC
4.375% due 03/27/2012		3,500	3,130

Seven Media Group
5.730% due 12/28/2012		600	506
6.058% due 02/07/2013		2,514	2,123

Swan Trust
4.294% due 04/25/2041		4,900	4,502

Torrens Trust
4.340% due 10/19/2038		3,109	2,793

Westpac Banking Corp.
2.700% due 12/09/2014		$9,000	8,946
2.900% due 09/10/2014		4,200	4,251

Total Australia (Cost $72,354)			74,780

BERMUDA 0.3%

Merna Reinsurance Ltd.
0.901% due 06/30/2012		$2,800	2,771

Total Bermuda (Cost $2,797)			2,771

CANADA 6.2%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	5,600	5,692

Canada Government Bond
3.500% due 06/01/2020		10,400	10,101
3.750% due 06/01/2012		400	409
4.000% due 06/01/2016		2,100	2,170
4.250% due 06/01/2018		12,200	12,684

Ford Auto Securitization Trust
3.396% due 11/15/2011		259	258
4.817% due 10/15/2012		1,300	1,325

Glacier Credit Card Trust
5.027% due 02/20/2013		5,500	5,744

Honda Canada Finance, Inc.
0.621% due 03/26/2012		9,000	8,663

Master Credit Card Trust
5.297% due 08/21/2012		1,000	1,049

Province of Ontario Canada
4.700% due 06/02/2037		3,000	2,920
5.600% due 06/02/2035		1,900	2,084
6.200% due 06/02/2031		200	234

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Province of Quebec Canada
5.750% due 12/01/2036	CAD	3,200	$3,550

Total Canada (Cost $53,431)			56,883

CAYMAN ISLANDS 0.6%

Foundation Re II Ltd.
7.000% due 11/26/2010		$500	496

Longpoint Re Ltd.
5.507% due 11/08/2011		700	700

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		1,500	1,515

Residential Reinsurance 2007 Ltd.
8.002% due 06/07/2010		700	706

Vita Capital III Ltd.
1.351% due 01/01/2011		2,300	2,262

Total Cayman Islands (Cost $5,783)			5,679

DENMARK 0.4%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	592	114

Realkredit Danmark A/S
2.000% due 01/01/2011		17,500	3,183
2.730% due 01/01/2038		2,562	454

Total Denmark (Cost $3,930)			3,751

FRANCE 12.4%

CORPORATE BONDS & NOTES 4.3%

BNP Paribas Home Loan Covered Bonds S.A.
4.750% due 05/28/2013	EUR	3,900	5,706

BPCE S.A.
6.117% due 10/29/2049		2,100	2,311

Cie de Financement Foncier
4.000% due 07/21/2011		5,200	7,276
4.500% due 01/09/2013		1,200	1,735

Dexia Credit Local
0.501% due 01/12/2012		$7,700	7,701
0.899% due 09/23/2011		3,700	3,728
2.625% due 01/21/2014	EUR	3,100	4,243

Societe Generale
5.922% due 04/29/2049		$1,000	865

Vivendi S.A.
5.750% due 04/04/2013		3,600	3,875
6.625% due 04/04/2018		2,600	2,821

			40,261

SOVEREIGN ISSUES 8.1%

France Government Bond
3.750% due 10/25/2019	EUR	10,900	15,231
4.000% due 10/25/2013		2,800	4,077
4.000% due 10/25/2014		7,300	10,641
4.000% due 04/25/2018		4,000	5,760
4.250% due 04/25/2019		10,500	15,307
4.750% due 10/25/2012		100	147
5.500% due 04/25/2010		500	677

France Treasury Notes
3.000% due 01/12/2011		11,300	15,558
3.750% due 01/12/2013		1,700	2,447

Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		$400	552
3.375% due 05/05/2014		4,000	4,154

			74,551

Total France (Cost $119,749)			114,812

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 18.2%

CORPORATE BONDS & NOTES 1.4%

Kreditanstalt fuer Wiederaufbau
2.500% due 10/11/2010	EUR	6,900	$9,411
5.500% due 06/05/2014	AUD	4,000	3,602

			13,013

SOVEREIGN ISSUES 16.8%

Republic of Germany
1.250% due 03/11/2011	EUR	6,400	8,705
3.250% due 01/04/2020		9,100	12,468
3.500% due 04/12/2013		100	144
3.750% due 07/04/2013		400	579
3.750% due 01/04/2019		3,900	5,571
4.000% due 10/11/2013		2,100	3,072
4.000% due 01/04/2037		1,100	1,521
4.250% due 10/12/2012		13,600	19,774
4.250% due 07/04/2017		10,200	15,155
4.250% due 07/04/2039		1,500	2,180
4.750% due 07/04/2034		11,550	17,766
4.750% due 07/04/2040		2,100	3,302
5.000% due 07/04/2011		4,600	6,543
5.000% due 07/04/2012		1,900	2,788
5.250% due 01/04/2011		11,200	15,665
5.500% due 01/04/2031		12,100	20,222
5.625% due 01/04/2028		8,700	14,574
6.250% due 01/04/2030		2,700	4,878

			154,907

Total Germany (Cost $169,927)			167,920

IRELAND 0.5%

Celtic Residential Irish Mortgage Securitisation
0.639% due 06/13/2035	EUR	846	1,040

Depfa ACS Bank
1.650% due 12/20/2016	JPY	90,000	842

Immeo Residential Finance PLC
0.810% due 12/15/2016	EUR	1,632	1,930

SC Germany Auto
0.481% due 08/11/2015		228	305

Talisman Finance PLC
0.884% due 04/22/2017		606	622

Total Ireland (Cost $5,202)			4,739

ITALY 0.3%

Intesa Sanpaolo SpA
8.375% due 10/29/2049	EUR	200	288

Locat Securitisation Vehicle SRL
0.831% due 12/12/2024		623	813

Siena Mortgages SpA
0.879% due 12/16/2038		1,357	1,816

Total Italy (Cost $2,845)			2,917

JAPAN 9.2%

Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,437

Japan Government International Bond
0.200% due 02/15/2012	JPY	4,670,000	49,981
0.700% due 09/20/2014		2,460,000	26,559
2.300% due 06/20/2035		250,000	2,689
2.500% due 09/20/2037		240,000	2,684

JLOC Ltd.
1.222% due 01/15/2015		62,348	501

Total Japan (Cost $87,188)			84,851

See Accompanying Notes	Annual Report	March 31, 2010	85

Schedule of Investments  Global Bond Fund (Unhedged)   (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JERSEY, CHANNEL ISLANDS 1.1%

Arran Master Trust
0.307% due 12/15/2012		$800	$793

HSBC Capital Funding LP
9.547% due 12/29/2049		2,400	2,454

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	2,000	2,650

WPP PLC
6.000% due 04/04/2017	GBP	2,500	3,980

Total Jersey, Channel Islands (Cost $8,760)			9,877

NETHERLANDS 4.1%

Achmea Hypotheekbank NV
0.599% due 11/03/2014		$2,600	2,600
3.200% due 11/03/2014		2,000	2,027

Delphinus BV
0.949% due 11/28/2031	EUR	1,429	1,916

Dutch MBS BV
0.980% due 10/02/2079		609	822

Dutch Mortgage Portfolio Loans BV
0.910% due 11/20/2035		1,469	1,933

Globaldrive BV
0.709% due 06/20/2015		800	1,059

LeasePlan Corp. NV
3.250% due 05/22/2014		1,600	2,246

Netherlands Government Bond
4.000% due 07/15/2019		7,100	10,250
4.500% due 07/15/2017		6,300	9,418
5.000% due 07/15/2011		500	712

NIBC Bank NV
2.800% due 12/02/2014		$1,800	1,792
3.500% due 04/07/2014	EUR	2,000	2,824

Total Netherlands (Cost $37,595)			37,599

NORWAY 0.6%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	2,600	3,632

Kommunalbanken A/S
2.000% due 01/14/2013		$2,300	2,321

Total Norway (Cost $6,297)			5,953

QATAR 0.3%

Qatar Government International Bond
6.400% due 01/20/2040		$2,200	2,310

Total Qatar (Cost $2,274)			2,310

SOUTH KOREA 0.3%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	1,800	2,611

Total South Korea (Cost $2,774)			2,611

SWITZERLAND 0.2%

Weatherford International Ltd.
5.500% due 02/15/2016		$1,600	1,706

Total Switzerland (Cost $1,580)			1,706

UNITED KINGDOM 7.5%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	3,500	5,015

Barclays Bank PLC
0.424% due 03/23/2017		$200	185

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.050% due 12/04/2017		$2,500	$2,582
7.434% due 09/29/2049		2,500	2,500
10.179% due 06/12/2021		2,000	2,615

Bauhaus Securities Ltd.
0.985% due 10/30/2052	EUR	600	801

Bumper 2 S.A.
2.212% due 06/20/2022		1,600	2,168

HBOS PLC
6.750% due 05/21/2018		$3,000	2,761

LBG Capital No.2 PLC
11.250% due 09/14/2023	GBP	500	793

Lloyds TSB Bank PLC
2.800% due 04/02/2012		$4,500	4,592
12.000% due 12/29/2049		1,500	1,674

		SHARES

Royal Bank of Scotland Group PLC (b)		1,713,014	1,144

		PRINCIPAL AMOUNT (000S)

Royal Bank of Scotland Group PLC
0.512% due 03/30/2012		$5,700	5,707
1.450% due 10/20/2011		9,900	9,947
1.500% due 03/30/2012		15,200	15,194

Smiths Group PLC
7.875% due 07/12/2010	GBP	1,000	1,539

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$400	410

United Kingdom Gilt
4.250% due 03/07/2036	GBP	2,200	3,203
4.500% due 12/07/2042		800	1,219
4.750% due 12/07/2038		2,400	3,787

Weather Investments II SARL
7.669% due 11/26/2014	EUR	1,000	1,359

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$400	421

Total United Kingdom (Cost $70,833)			69,616

UNITED STATES 27.9%

ASSET-BACKED SECURITIES 0.5%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$693	682

AFC Home Equity Loan Trust
0.939% due 12/22/2027		17	8

Amortizing Residential Collateral Trust
0.929% due 10/25/2031		26	21

Amresco Residential Securities Mortgage Loan Trust
1.169% due 06/25/2029		54	33

Bear Stearns Asset-Backed Securities Trust
0.629% due 10/27/2032		51	41
0.679% due 03/25/2043		6	6
0.889% due 10/25/2032		30	27

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		159	160
6.681% due 12/01/2033		130	129

Countrywide Asset-Backed Certificates
0.569% due 12/25/2036		106	43

Credit Suisse First Boston Mortgage Securities Corp.
0.849% due 01/25/2032		22	16

Ford Credit Auto Owner Trust
1.650% due 06/15/2012		1,985	1,998

Home Equity Mortgage Trust
5.500% due 01/25/2037		512	53

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSI Asset Securitization Corp. Trust
0.289% due 05/25/2037		$308	$284

Lehman XS Trust
0.399% due 04/25/2046		1,031	901

Residential Asset Mortgage Products, Inc.
0.789% due 06/25/2032		20	15

Residential Asset Securities Corp.
0.729% due 07/25/2032		76	38

Salomon Brothers Mortgage Securities VII, Inc.
1.129% due 01/25/2032		37	22

Wells Fargo Home Equity Trust
0.459% due 10/25/2035		402	392

			4,869

BANK LOAN OBLIGATIONS 0.2%

Daimler Finance North America LLC
4.230% due 08/03/2012		1,152	1,152

Ford Motor Co.
3.230% due 12/15/2013		35	34
3.260% due 12/15/2013		610	591

			1,777

CORPORATE BONDS & NOTES 13.7%

Altria Group, Inc.
9.250% due 08/06/2019		4,000	4,869

American International Group, Inc.
4.875% due 03/15/2067	EUR	1,400	1,248
8.000% due 05/22/2068		3,500	3,888
8.175% due 05/15/2068		$3,348	2,854

Anadarko Petroleum Corp.
6.125% due 03/15/2012		1,100	1,190

AutoZone, Inc.
5.875% due 10/15/2012		7,800	8,422

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	3,300	4,603

Bank of America Corp.
4.750% due 05/23/2017		4,200	5,522
4.750% due 05/06/2019		400	532
6.000% due 09/01/2017		$100	104

Bear Stearns Cos. LLC
7.250% due 02/01/2018		11,600	13,425

Board of Trustees of The Leland Stanford Junior University
4.750% due 05/01/2019		1,900	1,977

Boston Scientific Corp.
6.000% due 06/15/2011		1,000	1,040
6.400% due 06/15/2016		1,700	1,735

Cardinal Health, Inc.
5.800% due 10/15/2016		500	528

Citigroup, Inc.
0.867% due 06/28/2013	EUR	2,200	2,825
4.750% due 02/10/2019		900	1,151
5.500% due 10/15/2014		$600	622
6.000% due 08/15/2017		3,400	3,482
6.125% due 05/15/2018		4,600	4,708

CNA Financial Corp.
6.000% due 08/15/2011		800	835

Computer Sciences Corp.
6.500% due 03/15/2018		3,000	3,326

Cox Communications, Inc.
6.750% due 03/15/2011		700	733

Cytec Industries, Inc.
8.950% due 07/01/2017		200	242

86	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Daimler Finance North America LLC
4.875% due 06/15/2010		$300	$302
5.750% due 09/08/2011		400	422

Goldman Sachs Group, Inc.
6.150% due 04/01/2018		384	407

HCP, Inc.
5.950% due 09/15/2011		300	313

Historic TW, Inc.
8.050% due 01/15/2016		1,500	1,724

International Lease Finance Corp.
5.300% due 05/01/2012		1,000	972
5.350% due 03/01/2012		1,000	980
5.650% due 06/01/2014		1,000	928
6.625% due 11/15/2013		3,000	2,922

JPMorgan Chase & Co.
6.300% due 04/23/2019		600	663

JPMorgan Chase & Co., Inc. CPI Linked Bond
0.615% due 02/15/2012		760	764

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		3,700	888
6.875% due 05/02/2018 (a)		6,100	1,472

Lennar Corp.
5.950% due 10/17/2011		900	927

Loews Corp.
5.250% due 03/15/2016		300	313

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		3,000	3,106

Masco Corp.
5.875% due 07/15/2012		300	314

Merrill Lynch & Co., Inc.
0.865% due 10/31/2011	EUR	3,300	4,358
0.925% due 01/31/2014		600	757
1.385% due 09/27/2012		3,600	4,746
Morgan Stanley
0.959% due 11/29/2013		1,900	2,417
1.089% due 04/13/2016		600	733
6.250% due 08/28/2017		$400	420
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		900	931
RBS Capital Trust I
4.709% due 12/29/2049		1,050	640
Rohm and Haas Co.
5.600% due 03/15/2013		5,000	5,337
Ryder System, Inc.
6.000% due 03/01/2013		3,000	3,224
Sara Lee Corp.
6.250% due 09/15/2011		900	957
Simon Property Group LP
6.125% due 05/30/2018		2,000	2,072
Spectra Energy Capital LLC
5.668% due 08/15/2014		3,000	3,233
Sprint Capital Corp.
8.750% due 03/15/2032		200	186
Sprint Nextel Corp.
6.000% due 12/01/2016		700	635
State Street Capital Trust IV
1.257% due 06/01/2077		2,400	1,812
Temple-Inland, Inc.
6.625% due 01/15/2016		3,500	3,676
U.S. Bank N.A.
4.375% due 02/28/2017	EUR	1,700	2,328
Westpac Capital Trust IV
5.256% due 12/29/2049		$1,000	884

			126,624

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 8.6%

Adjustable Rate Mortgage Trust
5.049% due 09/25/2035	$189	$124

American General Mortgage Loan Trust
5.150% due 03/25/2040	4,500	4,499

American Home Mortgage Assets
0.419% due 05/25/2046	1,905	1,010
1.391% due 11/25/2046	1,154	541

American Home Mortgage Investment Trust
2.486% due 10/25/2034	793	656

Banc of America Funding Corp.
4.484% due 02/20/2036	1,982	1,803
6.030% due 01/20/2047	284	199

BCAP LLC Trust
0.399% due 01/25/2037	3,837	1,973

Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035	2,200	2,051
2.810% due 03/25/2035	4,107	3,846
2.934% due 03/25/2035	599	568
3.061% due 08/25/2033	314	295
3.408% due 05/25/2034	422	381
3.537% due 02/25/2034	28	24
4.142% due 11/25/2034	303	271
4.457% due 08/25/2033	34	32
4.601% due 10/25/2033	200	187
4.631% due 05/25/2034	207	187
5.394% due 05/25/2047	917	637

Bear Stearns Alt-A Trust
5.158% due 09/25/2035	1,344	996
5.590% due 11/25/2036	4,272	2,793
5.646% due 11/25/2036	564	367
5.663% due 02/25/2036	2,333	1,312

Bear Stearns Structured Products, Inc.
5.603% due 01/26/2036	1,887	1,166

Citigroup Mortgage Loan Trust, Inc.
2.760% due 10/25/2035	2,926	2,430
4.248% due 08/25/2035	864	766
5.969% due 09/25/2037	3,275	2,234

Countrywide Alternative Loan Trust
0.419% due 09/25/2046	2,598	1,238
0.424% due 12/20/2046	2,003	1,036
0.439% due 07/25/2046	107	54
0.579% due 05/25/2037	707	354
1.971% due 11/25/2035	380	209
2.511% due 11/25/2035	304	174
5.250% due 06/25/2035	335	265
5.849% due 02/25/2037	1,389	968
6.000% due 01/25/2037	1,550	997
6.000% due 04/25/2037	584	380
6.250% due 08/25/2037	320	174

Countrywide Home Loan Mortgage Pass-Through Trust
0.549% due 03/25/2035	2,906	1,597
0.559% due 02/25/2035	443	306
3.510% due 11/25/2034	336	285
3.563% due 04/20/2035	142	128
3.968% due 08/25/2034	90	63

Credit Suisse First Boston Mortgage Securities Corp.
1.379% due 03/25/2034	374	320
2.118% due 05/25/2032	12	11
3.169% due 07/25/2033	26	24
3.483% due 08/25/2033	354	336
6.500% due 04/25/2033	57	56

First Horizon Asset Securities, Inc.
2.916% due 12/25/2033	187	176
3.117% due 07/25/2033	127	116
5.343% due 08/25/2035	173	154

GMAC Mortgage Corp. Loan Trust
4.057% due 06/25/2034	42	35

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	$22	$22

Greenpoint Mortgage Funding Trust
0.309% due 01/25/2047	214	196
0.409% due 01/25/2037	506	289
0.429% due 10/25/2046	1,600	137
0.439% due 04/25/2036	524	279

Greenpoint Mortgage Pass-Through Certificates
3.474% due 10/25/2033	39	29

GSR Mortgage Loan Trust
2.060% due 03/25/2033	155	149
2.954% due 09/25/2035	293	270

Harborview Mortgage Loan Trust
0.409% due 07/19/2046	2,163	1,136
0.419% due 09/19/2037	884	481
0.419% due 01/19/2038	735	407
1.331% due 12/19/2036	844	381
3.605% due 05/19/2033	309	297
4.880% due 07/19/2035	88	64

Indymac Index Mortgage Loan Trust
0.419% due 09/25/2046	1,839	956
0.429% due 11/25/2046	1,911	402
2.948% due 12/25/2034	112	81

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	732	603
5.550% due 10/25/2036	718	650

JPMorgan Mortgage Trust
4.400% due 11/25/2033	246	239

MASTR Alternative Loans Trust
0.629% due 03/25/2036	316	121

Mellon Residential Funding Corp.
0.670% due 12/15/2030	678	612

Merrill Lynch Countrywide Commercial Mortgage Trust
5.957% due 08/12/2049	2,700	2,677

Merrill Lynch Mortgage Investors, Inc.
0.439% due 02/25/2036	3,686	2,661
0.479% due 08/25/2036	233	150
3.366% due 02/25/2033	136	121

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,158	1,061

Residential Accredit Loans, Inc.
0.379% due 02/25/2047	991	456
0.409% due 06/25/2046	3,116	1,160
0.439% due 04/25/2046	318	127
0.459% due 05/25/2037	832	208
0.534% due 09/25/2046	800	125

Residential Asset Securitization Trust
0.679% due 12/25/2036	382	136
5.750% due 02/25/2036	489	335
6.250% due 10/25/2036	2,122	1,182
6.500% due 08/25/2036	1,000	604

Residential Funding Mortgage Securities I
5.200% due 09/25/2035	181	130
6.500% due 03/25/2032	37	37

Sequoia Mortgage Trust
0.579% due 10/19/2026	354	267
0.579% due 07/20/2033	701	562

Structured Adjustable Rate Mortgage Loan Trust
2.760% due 02/25/2034	176	150
2.825% due 04/25/2034	433	358
5.210% due 09/25/2034	727	645

Structured Asset Mortgage Investments, Inc.
0.419% due 07/25/2046	492	260
0.439% due 05/25/2046	817	392
0.479% due 07/19/2035	1,564	829
0.809% due 07/19/2034	180	148

See Accompanying Notes	Annual Report	March 31, 2010	87

Schedule of Investments  Global Bond Fund (Unhedged)   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thornburg Mortgage Securities Trust
0.339% due 11/25/2046	$226	$221

Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	4,300	4,235

WaMu Mortgage Pass-Through Certificates
0.459% due 04/25/2045	1,874	1,498
0.489% due 11/25/2045	533	410
0.539% due 01/25/2045	521	403
0.769% due 12/25/2027	1,704	1,483
1.171% due 03/25/2047	2,345	1,373
1.211% due 01/25/2047	875	463
2.385% due 03/25/2033	670	616
2.784% due 03/25/2034	661	612
2.884% due 06/25/2033	130	123
2.953% due 08/25/2034	1,019	955
5.828% due 02/25/2037	2,151	1,479

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.231% due 04/25/2047	1,256	267
1.241% due 04/25/2047	790	213
1.411% due 07/25/2046	631	289

Wells Fargo Mortgage-Backed Securities Trust
4.607% due 06/25/2035	1,508	1,483

		79,509

MUNICIPAL BONDS & NOTES 0.7%

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.401% due 01/01/2014	270	273

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,200	766

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	5,600	4,738
6.500% due 06/01/2023	640	544

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.449% due 12/15/2013	370	374

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	600	35

		6,730

	SHARES
PREFERRED STOCKS 0.2%

DG Funding Trust
2.501% due 12/31/2049	130	1,059

SLM Corp.
4.770% due 01/16/2018	9,000	156

		1,215

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 3.1%

Fannie Mae
0.429% due 10/27/2037	$5,700	$5,691
2.627% due 12/01/2034	628	636
2.702% due 03/01/2024	18	19
2.835% due 11/01/2034	3,446	3,607
2.993% due 11/01/2023	9	9
5.030% due 05/01/2035	418	441
6.500% due 11/01/2036	485	526

Freddie Mac
0.109% due 02/01/2011 (f)	740	740
0.160% due 05/04/2011 (f)	639	640
0.311% due 04/01/2011 (f)	645	646
0.324% due 03/09/2011	88	88
0.580% due 12/15/2030	293	292
1.681% due 10/25/2044	3,347	3,206
2.954% due 02/01/2029	238	242
3.158% due 05/01/2023	47	47
3.777% due 04/01/2037	90	93
6.000% due 12/15/2024	249	269
7.400% due 02/01/2021	119	119

Ginnie Mae
0.850% due 02/16/2030	192	193
3.125% due 12/20/2023 - 12/20/2026	61	62
3.625% due 07/20/2022 - 09/20/2026	127	131
4.250% due 01/20/2030	51	53
4.375% due 05/20/2022 - 05/20/2030	264	273
6.000% due 08/20/2034	4,889	5,184

Small Business Administration
6.640% due 02/01/2011	60	62

Tennessee Valley Authority
5.880% due 04/01/2036	3,900	4,200
7.140% due 05/23/2012	1,000	1,121

		28,590

U.S. TREASURY OBLIGATIONS 0.9%

U.S. Treasury Bonds
4.625% due 02/15/2040 (h)	2,100	2,070

U.S. Treasury Notes
1.000% due 07/31/2011	159	160
1.000% due 10/31/2011	735	738
1.125% due 06/30/2011 (h)	498	502
3.625% due 08/15/2019 (h)	2,400	2,372
3.625% due 02/15/2020	2,200	2,163

		8,005

Total United States (Cost $278,087)		257,319

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.8%

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
0.010% due 04/01/2010	$2,064	$2,064

(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $2,110. Repurchase proceeds are $2,064.)

U.S. TREASURY BILLS 0.8%
0.205% due 08/26/2010 - 09/09/2010 (c)(e)(f)	7,590	7,584

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.8%
	739,852	7,408

Total Short-Term Instruments (Cost $17,055)		17,056

Total Investments 100.0% (Cost $948,461)		$923,150

Written Options (j) (0.1%) (Premiums $1,948)		(748)

Other Assets and Liabilities (Net) 0.1%		760

Net Assets 100.0%		$923,162

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Non-income producing security.
(c)	Coupon represents a weighted average rate.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $5,755 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(f)	Securities with an aggregate market value of $3,854 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $54,575 at a weighted average interest rate of 0.330%. On March 31, 2010, there were no open reverse repurchase agreements.

88	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

(h)	Securities with an aggregate market value of $1,647 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	388	$194
Canada Government 10-Year Bond June Futures	Long	06/2010	112	(87)
Euro-Bobl June Futures	Long	06/2010	28	11
Euro-Bund 10-Year Bond June Futures	Long	06/2010	7	12
Euro-Bund 10-Year Bond May Futures Call Options Strike @ EUR 124.000	Short	05/2010	47	5
Euro-Bund 10-Year Bond May Futures Call Options Strike @ EUR 124.500	Short	05/2010	49	3
Japan Government 10-Year Bond June Futures	Long	06/2010	49	(389)
U.S. Treasury 10-Year Note June Futures	Long	06/2010	92	(42)

				$(293)

(i)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	1.968%		$4,000	$144	$0	$144
Anadarko Petroleum Corp.	BCLY	(0.330%	)	03/20/2012	0.436%		1,000	2	0	2
Anadarko Petroleum Corp.	BCLY	(1.000%	)	03/20/2012	0.429%		100	(1)	(1)	0
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.476%		7,000	(28)	0	(28)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.476%		800	(4)	0	(4)
Bank of America Corp.	BCLY	(1.700%	)	12/20/2013	1.078%		1,500	(34)	0	(34)
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	1.078%		1,200	(28)	0	(28)
Barclays Bank PLC	DUB	(4.350%	)	09/20/2013	1.259%	EUR	800	(114)	0	(114)
Barclays Bank PLC	DUB	(1.000%	)	12/20/2017	1.507%		$1,900	64	42	22
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	1.507%		1,100	(62)	0	(62)
Bear Stearns Cos. LLC	CITI	(1.200%	)	03/20/2018	0.626%		5,500	(223)	0	(223)
Boston Scientific Corp.	MLP	(0.510%	)	06/20/2011	0.863%		1,000	4	0	4
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.668%		1,700	(37)	0	(37)
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.716%		500	(9)	(10)	1
Citigroup, Inc.	CSFB	(1.300%	)	09/20/2018	1.600%		2,400	49	0	49
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.496%		800	12	0	12
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	0.960%		3,000	(42)	0	(42)
COX Communications, Inc.	MSC	(0.200%	)	03/20/2011	0.319%		700	1	0	1
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.260%		200	3	2	1
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	0.351%		300	0	0	0
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	0.463%		400	(1)	0	(1)
Goldman Sachs Group, Inc.	CITI	(1.130%	)	03/20/2018	1.056%		5,000	(27)	0	(27)
Goldman Sachs Group, Inc.	UBS	(0.310%	)	06/20/2016	1.038%		1,100	45	0	45
HCP, Inc.	JPM	(0.610%	)	09/20/2011	0.863%		300	1	0	1
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	3.613%		3,000	203	0	203
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	3.180%		1,000	32	0	32
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	3.078%		1,000	56	0	56
JPMorgan Chase & Co.	BNP	(2.180%	)	03/20/2018	0.626%		5,100	(557)	0	(557)
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	0.626%		600	(4)	0	(4)
JPMorgan Chase & Co.	DUB	(0.740%	)	03/20/2018	0.626%		2,600	(21)	0	(21)
JPMorgan Chase & Co.	DUB	(0.770%	)	03/20/2018	0.626%		1,000	(10)	0	(10)
JPMorgan Chase & Co.	UBS	(0.730%	)	03/20/2018	0.626%		1,700	(13)	0	(13)
Lennar Corp.	MLP	(5.750%	)	12/20/2012	2.051%		900	(88)	0	(88)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.659%		300	5	0	5
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.996%		3,000	51	0	51
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.137%		300	4	0	4
Nationwide Health Properties, Inc.	DUB	(0.620%	)	09/20/2011	0.635%		900	0	0	0
Rohm and Haas Co.	DUB	(0.470%	)	03/20/2013	0.436%		4,500	(5)	0	(5)
Rohm and Haas Co.	DUB	(1.000%	)	03/20/2013	0.429%		500	(8)	(9)	1
Ryder System, Inc.	BOA	(0.850%	)	03/20/2013	1.249%		3,000	34	0	34
Sara Lee Corp.	RBS	(0.630%	)	09/20/2011	0.298%		900	(5)	0	(5)
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	1.561%		2,000	83	0	83
Smith Group PLC	RBS	(0.530%	)	09/20/2010	0.202%	GBP	1,000	(3)	0	(3)
Spectra Energy Capital LLC	BOA	(0.830%	)	09/20/2014	0.612%		$3,000	(29)	0	(29)
Sprint Nextel Corp.	JPM	(1.065%	)	12/20/2016	4.472%		700	121	0	121
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.939%		400	8	0	8
Temple-Inland, Inc.	GSC	(6.680%	)	03/20/2016	1.535%		3,500	(969)	0	(969)
Time Warner, Inc.	BCLY	(1.050%	)	03/20/2016	0.717%		1,500	(28)	0	(28)
Vivendi S.A.	BNP	(1.743%	)	06/20/2013	0.761%		1,200	(38)	0	(38)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	0.761%		1,200	(39)	0	(39)
Vivendi S.A.	BNP	(1.820%	)	06/20/2013	0.761%		1,000	(34)	0	(34)
Vivendi S.A.	DUB	(1.000%	)	06/20/2013	0.761%		200	(2)	(2)	0
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	1.116%		100	1	0	1
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.116%		2,500	(68)	0	(68)
Weatherford International Ltd.	BOA	(0.560%	)	03/20/2016	1.460%		1,600	77	0	77

See Accompanying Notes	Annual Report	March 31, 2010	89

Schedule of Investments  Global Bond Fund (Unhedged)   (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
WPP Group PLC	JPM	(3.750%	)	06/20/2017	1.347%	GBP	2,500	$(575)	$0	$(575)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	0.695%		$400	3	0	3

								$(2,103)	$22	$(2,125)

Credit Default Swaps on Corporate Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
HSBC Finance Corp.	GSC	1.500%	06/20/2010	0.635%	$1,600	$4	$0	$4

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017	$50,530	$1,851	$1,232	$619
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017	7,454	218	279	(61)
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018	16,940	(323)	(572)	249
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	198	(2)	(1)	(1)

						$1,744	$938	$806

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$2,939	$(1,852)	$(944)	$(908)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	986	(490)	(371)	(119)

					$(2,342)	$(1,315)	$(1,027)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	9,000	$406	$(14)	$420
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		17,000	783	(17)	800
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		14,200	699	11	688
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		2,300	59	0	59
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		10,800	339	0	339
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	MSC	AUD	189,400	(125)	(23)	(102)
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	RBC		2,500	(2)	(1)	(1)
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	BOA	JPY	2,470,000	146	145	1
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	DUB		2,700,000	160	103	57
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	RBS		7,740,000	459	462	(3)
Pay	6-Month JPY-LIBOR	1.000%	06/16/2017	BOA		2,260,000	(132)	(128)	(4)
Pay	6-Month JPY-LIBOR	1.500%	06/16/2020	BOA		870,000	(3)	(32)	29
Pay	6-Month JPY-LIBOR	1.500%	06/16/2020	RBS		200,000	(1)	(10)	9

							$2,788	$496	$2,292

90	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

(j)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	77	$25	$13
Call - CBOT U.S. Treasury 10-Year Note May Futures	118.500	04/23/2010	74	22	5
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	73	19	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	91	27	33

				$93	$54

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	$1,200	$8	$4
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	1,200	5	3
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	15,600	146	38
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	4,200	53	0
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	7,200	58	2
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	20,100	34	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	20,100	97	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	47,900	321	187
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	47,900	383	307
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	8,500	51	9
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	14,900	168	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	20,800	189	7
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	8,100	57	44

							$1,570	$601

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD		$1.330	04/20/2010	EUR	3,200	$31	$15
Call - OTC EUR versus USD		1.400	04/20/2010		2,800	20	3
Put - OTC GBP versus USD		1.450	04/20/2010	GBP	3,000	48	2
Call - OTC GBP versus USD		1.540	04/20/2010		10,200	133	73
Call - OTC USD versus KRW	KRW	1,500.000	09/01/2010		$1,300	15	0
Call - OTC USD versus MXN	MXN	16.250	09/22/2010		1,400	38	0

						$285	$93

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2009	786	$297,900	AUD	0	EUR	46,300	GBP	0	$2,902
Sales	2,630	386,000		11,600		15,400		13,200	4,437
Closing Buys	(3,101)	(447,400)		(7,600)		(55,700)		0	(5,112)
Expirations	0	(16,100)		(4,000)		0		0	(279)
Exercised	0	0		0		0		0	0

Balance at 03/31/2010	315	$220,400	AUD	0	EUR	6,000	GBP	13,200	$1,948

(k)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	63,981	04/2010	JPM	$0	$(1,199)	$(1,199)
Sell		4,376	05/2010	RBC	0	(12)	(12)
Buy	BRL	9,891	04/2010	GSC	0	(86)	(86)
Sell		8,441	04/2010	GSC	0	(239)	(239)
Sell		4,767	04/2010	HSBC	0	(90)	(90)
Buy		1,688	04/2010	MSC	57	0	57
Buy		1,629	04/2010	RBS	56	0	56
Buy		218	06/2010	HSBC	0	0	0
Sell	CAD	63	04/2010	CITI	0	(2)	(2)
Sell		106	04/2010	CSFB	0	(1)	(1)
Sell		38,935	04/2010	JPM	0	(994)	(994)
Buy		193	04/2010	RBS	7	0	7
Sell		372	04/2010	RBS	0	(10)	(10)
Sell	CLP	17,227	01/2011	JPM	2	0	2

See Accompanying Notes	Annual Report	March 31, 2010	91

Schedule of Investments  Global Bond Fund (Unhedged)   (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	10,063	05/2010	BCLY	$0	$(154)	$(154)
Sell		21,410	05/2010	BCLY	0	(161)	(161)
Buy		11,346	05/2010	MLP	0	(168)	(168)
Buy		18,696	06/2010	BCLY	0	(10)	(10)
Sell		4,325	06/2010	BOA	4	0	4
Buy		11,399	06/2010	HSBC	0	(6)	(6)
Sell		7,769	06/2010	MSC	8	0	8
Buy		35,137	11/2010	BCLY	0	(36)	(36)
Buy		1,088	11/2010	CITI	0	(2)	(2)
Buy		1,115	11/2010	DUB	0	(2)	(2)
Sell		12,946	11/2010	DUB	6	0	6
Sell		11,990	11/2010	HSBC	13	0	13
Buy		2,191	11/2010	JPM	0	(4)	(4)
Sell		10,067	11/2010	JPM	10	0	10
Buy		12,844	11/2010	MSC	0	(38)	(38)
Buy		17,693	11/2010	UBS	0	(6)	(6)
Buy		15,827	01/2011	BOA	0	(13)	(13)
Buy		40,475	01/2011	HSBC	0	(25)	(25)
Buy		18,855	01/2011	JPM	1	(13)	(12)
Buy		17,689	01/2011	MSC	0	(19)	(19)
Buy		15,674	06/2011	DUB	0	(17)	(17)
Buy	DKK	33,600	05/2010	DUB	0	(54)	(54)
Buy	EUR	2,074	04/2010	BCLY	12	(4)	8
Sell		299	04/2010	BNP	7	0	7
Buy		1,000	04/2010	BOA	0	(24)	(24)
Buy		1,573	04/2010	CITI	0	(44)	(44)
Sell		7,825	04/2010	CITI	125	0	125
Buy		1,573	04/2010	CSFB	8	(2)	6
Buy		795	04/2010	DUB	0	(7)	(7)
Sell		2,350	04/2010	DUB	47	(10)	37
Sell		6,796	04/2010	GSC	141	0	141
Sell		897	04/2010	HSBC	3	0	3
Sell		29,830	04/2010	JPM	984	0	984
Buy		691	04/2010	MSC	0	(19)	(19)
Sell		2,283	04/2010	MSC	63	0	63
Buy		6,163	04/2010	RBC	4	(6)	(2)
Sell		31,442	04/2010	RBC	790	0	790
Buy		971	04/2010	RBS	12	(1)	11
Sell		3,626	04/2010	RBS	101	(19)	82
Sell		2,971	04/2010	UBS	0	(2)	(2)
Sell	GBP	969	06/2010	BCLY	0	(8)	(8)
Buy		2,048	06/2010	RBC	27	0	27
Buy		22,588	06/2010	RBS	216	0	216
Buy	HKD	18	07/2010	HSBC	0	0	0
Buy		71	07/2010	JPM	0	0	0
Buy	IDR	15,445,200	09/2010	JPM	179	0	179
Buy		4,495,580	11/2010	BCLY	13	0	13
Buy		4,378,500	11/2010	CITI	11	0	11
Buy		2,055,720	11/2010	DUB	0	0	0
Buy		4,138,100	11/2010	HSBC	5	0	5
Buy	INR	371	03/2011	BCLY	0	0	0
Buy		377	03/2011	HSBC	0	0	0
Buy		391	03/2011	JPM	0	0	0
Buy		445	03/2011	UBS	0	0	0
Buy	JPY	858,095	04/2010	CITI	1	(19)	(18)
Sell		806,964	04/2010	CITI	0	(1)	(1)
Sell		49,109	04/2010	DUB	19	0	19
Buy		732,964	04/2010	HSBC	0	(92)	(92)
Sell		251,228	04/2010	HSBC	1	0	1
Buy		74,000	04/2010	JPM	0	(26)	(26)
Buy		22,865,974	04/2010	MSC	0	(7,228)	(7,228)
Sell		1,836,587	04/2010	RBS	546	0	546
Sell		3,743,476	08/2010	CITI	806	0	806
Buy	KRW	386,000	07/2010	BCLY	14	0	14
Sell		1,404,503	07/2010	BCLY	0	(33)	(33)
Buy		1,434,784	07/2010	CITI	10	0	10
Buy		766,803	07/2010	DUB	29	0	29
Buy		637,046	07/2010	MSC	22	0	22
Sell		1,820,130	07/2010	MSC	0	(42)	(42)
Sell		1,714,690	08/2010	BCLY	0	(38)	(38)
Buy		1,524,842	08/2010	MSC	45	0	45
Sell		724,707	08/2010	MSC	0	(16)	(16)
Buy		921,194	11/2010	BCLY	22	0	22
Sell		372,071	11/2010	BCLY	0	(12)	(12)
Buy		42,424	11/2010	BOA	1	0	1

92	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	1,003,077	11/2010	CITI	$19	$0	$19
Sell		1,797,936	11/2010	CITI	0	(21)	(21)
Buy		127,886	11/2010	DUB	2	0	2
Buy		58,650	11/2010	GSC	1	0	1
Buy		995,779	11/2010	JPM	5	(2)	3
Buy		541,017	11/2010	MSC	4	0	4
Sell		908,170	11/2010	RBS	0	(27)	(27)
Buy	MXN	730	04/2010	DUB	3	0	3
Buy		3,295	04/2010	GSC	23	0	23
Buy		107	04/2010	HSBC	1	0	1
Sell		25,893	04/2010	HSBC	0	(48)	(48)
Sell		10,029	04/2010	JPM	0	(42)	(42)
Sell		20,094	04/2010	MSC	0	(87)	(87)
Buy		51,884	04/2010	RBS	322	0	322
Buy		25,081	09/2010	HSBC	44	0	44
Sell	MYR	1	06/2010	MSC	0	0	0
Sell		10	10/2010	CITI	0	0	0
Sell		4	10/2010	DUB	0	0	0
Sell	NOK	1,015	05/2010	DUB	2	0	2
Sell	NZD	157	04/2010	JPM	0	(3)	(3)
Sell		157	04/2010	RBS	0	0	0
Buy	PHP	203	04/2010	BCLY	0	0	0
Buy		200	04/2010	CITI	0	0	0
Sell		1,052	04/2010	DUB	0	(1)	(1)
Sell		203	11/2010	BCLY	0	0	0
Sell		200	11/2010	CITI	0	0	0
Buy	SEK	28,685	05/2010	DUB	0	(56)	(56)
Sell	SGD	15	09/2010	JPM	0	0	0
Sell	TWD	61	06/2010	BOA	0	0	0
Sell		71	06/2010	DUB	0	0	0
Sell		76	06/2010	MSC	0	0	0
Sell		12	10/2010	BCLY	0	0	0
Sell		27	10/2010	CITI	0	0	0
Buy	ZAR	279	07/2010	BCLY	2	0	2

					$4,856	$(11,301)	$(6,445)

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Australia	$0	$70,278	$4,502	$74,780
Canada	0	48,220	8,663	56,883
France	0	114,812	0	114,812
Germany	0	167,920	0	167,920
Japan	0	84,350	501	84,851
Netherlands	0	37,599	0	37,599
United Kingdom	1,144	68,472	0	69,616
United States	0	251,619	5,700	257,319
Other Investments +++	7,408	49,312	2,650	59,370

Investments, at value	$8,552	$892,582	$22,016	$923,150
Financial Derivative Instruments ++++	$(293)	$(7,243)	$0	$(7,536)

Totals	$8,259	$885,339	$22,016	$915,614

See Accompanying Notes	Annual Report	March 31, 2010	93

Schedule of Investments  Global Bond Fund (Unhedged)   (Cont.)

March 31, 2010

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Australia	$4,835	$3,355	$36	$(75)	$1,165	$(4,814)	$4,502	$52
Canada	8,229	(2,309)	0	(238)	2,981	0	8,663	2,491
Japan	0	(93)	0	23	(122)	693	501	(107)
United States	1,230	3,862	2	29	(44)	621	5,700	(244)
Other Investments +++	5	2,607	0	1	37	0	2,650	38

Investments, at value	$14,299	$7,422	$38	$(260)	$4,017	$(3,500)	$22,016	$2,230
Financial Derivative Instruments ++++	$2,429	$0	$0	$0	$(122)	$(2,307)	$0	$0

Totals	$16,728	$7,422	$38	$(260)	$3,895	$(5,807)	$22,016	$2,230

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(m)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$98	$0	$0	$0	$0	$98
Unrealized appreciation on foreign currency contracts	0	4,856	0	0	0	4,856
Unrealized appreciation on swap agreements	2,402	0	1,833	0	0	4,235

	$2,500	$4,856	$1,833	$0	$0	$9,189

Liabilities:
Written options outstanding	$655	$93	$0	$0	$0	$748
Unrealized depreciation on foreign currency contracts	0	11,301	0	0	0	11,301
Unrealized depreciation on swap agreements	110	0	4,175	0	0	4,285

	$765	$11,394	$4,175	$0	$0	$16,334

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$2,942	$0	$0	$0	$0	$2,942
Net realized gain (loss) on futures contracts, written options and swaps	(259)	717	914	0	0	1,372
Net realized gain on foreign currency transactions	0	25,122	0	0	0	25,122

	$2,683	$25,839	$914	$0	$0	$29,436

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(3,137)	$0	$0	$0	$0	$(3,137)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	12,034	192	(17,615)	0	0	(5,389)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(6,743)	0	0	0	(6,743)

	$8,897	$(6,551)	$(17,615)	$0	$0	$(15,269)

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(293) as reported in the Notes to Schedule of Investments.

94	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 8.2%

Australia Government Bond
6.250% due 06/15/2014	AUD	200	$189

Bank of Queensland Ltd.
5.500% due 10/22/2012		700	639

Bank of Scotland PLC
4.750% due 01/13/2011		2,200	2,015
5.250% due 07/24/2012		500	454

Citigroup Pty Ltd.
5.500% due 06/18/2012		500	458

Commonwealth Bank of Australia
0.538% due 09/17/2014		$1,100	1,105
0.634% due 12/10/2012		800	800
0.671% due 07/12/2013		1,500	1,510
4.500% due 02/20/2014	AUD	1,100	963

Crusade Global Trust
0.802% due 11/19/2037	EUR	213	275

ING Bank Australia Ltd.
4.485% due 08/28/2013	AUD	500	458
5.028% due 06/24/2014		2,000	1,850
5.750% due 08/28/2013		600	549

Macquarie Bank Ltd.
4.100% due 12/17/2013		$1,700	1,809

National Australia Bank Ltd.
0.750% due 07/08/2014		1,000	1,012

Puma Finance Ltd.
0.321% due 02/21/2038		370	352
4.090% due 08/22/2037	AUD	124	111
4.332% due 07/12/2036		124	111

Superannuation Members Home Loans Global Fund
0.394% due 03/09/2036		$513	508

Swan Trust
4.294% due 04/25/2041	AUD	1,300	1,194

Torrens Trust
4.340% due 10/19/2038		632	568

Westpac Banking Corp.
2.700% due 12/09/2014		$1,800	1,789
2.900% due 09/10/2014		900	911

Total Australia (Cost $18,750)			19,630

BERMUDA 0.3%

Merna Reinsurance Ltd.
0.901% due 06/30/2012		$700	693

Total Bermuda (Cost $699)			693

CANADA 6.9%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	892	907

Canada Government Bond
1.500% due 06/01/2012		3,600	3,515
2.000% due 12/01/2014		1,900	1,806
2.500% due 06/01/2015		100	97
3.500% due 06/01/2020		2,200	2,137
4.000% due 06/01/2016		500	517
4.250% due 06/01/2018		3,000	3,119

Canada Housing Trust No. 1
4.050% due 03/15/2011		500	506
4.600% due 09/15/2011		800	823

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	400	550

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	200	202

Ford Auto Securitization Trust
4.817% due 10/15/2012		300	306

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Master Credit Card Trust
5.297% due 08/21/2012	CAD	200	$210

Province of Ontario Canada
4.000% due 10/07/2019		$400	393

Province of Quebec Canada
5.125% due 11/14/2016		300	329
5.750% due 12/01/2036	CAD	1,000	1,109

Total Canada (Cost $15,946)			16,526

CAYMAN ISLANDS 0.3%

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$300	303

Residential Reinsurance 2007 Ltd.
8.002% due 06/07/2010		500	504

Total Cayman Islands (Cost $817)			807

DENMARK 0.4%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	158	30

Realkredit Danmark A/S
2.000% due 01/01/2011		2,500	455
2.730% due 01/01/2038		2,145	380

Total Denmark (Cost $881)			865

FRANCE 13.9%

CORPORATE BONDS & NOTES 5.3%

BNP Paribas Home Loan Covered Bonds S.A.
3.000% due 07/23/2013	EUR	600	835
4.125% due 01/24/2011		100	138
4.750% due 05/28/2013		700	1,024

BPCE S.A.
6.117% due 10/29/2049		300	330

Cie de Financement Foncier
3.875% due 02/11/2011		1,700	2,353
4.000% due 07/21/2011		1,300	1,819
4.500% due 01/09/2013		700	1,012

Credit Agricole S.A.
6.637% due 05/29/2049		$500	439

Dexia Credit Local
0.501% due 01/12/2012		1,700	1,700
0.899% due 09/23/2011		800	806

GCE Covered Bonds
5.250% due 09/17/2010	EUR	1,250	1,722

Vivendi S.A.
5.750% due 04/04/2013		$446	480
6.625% due 04/04/2018		100	109

			12,767

SOVEREIGN ISSUES 8.6%

France Government Bond
4.000% due 10/25/2013	EUR	800	1,165
4.000% due 10/25/2014		1,000	1,458
4.250% due 04/25/2019		2,400	3,498
4.250% due 10/25/2023		1,800	2,565

France Treasury Notes
3.000% due 01/12/2011		7,000	9,637

Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		400	552
2.250% due 06/11/2012		$1,600	1,629

			20,504

Total France (Cost $34,931)			33,271

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 23.2%

CORPORATE BONDS & NOTES 0.2%

Kreditanstalt fuer Wiederaufbau
5.500% due 06/05/2014	AUD	500	$450

SOVEREIGN ISSUES 23.0%

Republic of Germany
1.250% due 03/11/2011	EUR	400	544
2.250% due 12/10/2010		3,100	4,238
2.500% due 02/27/2015		900	1,236
3.250% due 01/04/2020		1,400	1,918
3.500% due 04/12/2013		1,200	1,723
3.750% due 01/04/2015		6,300	9,140
3.750% due 01/04/2019		4,200	6,000
4.000% due 10/11/2013		2,200	3,218
4.000% due 01/04/2037		300	415
4.250% due 10/12/2012		900	1,309
4.250% due 07/04/2017		2,600	3,863
4.250% due 07/04/2039		400	582
4.750% due 07/04/2034		700	1,077
4.750% due 07/04/2040		500	786
5.250% due 01/04/2011		3,900	5,455
5.500% due 01/04/2031		4,200	7,019
6.250% due 01/04/2030		2,200	3,974
6.500% due 07/04/2027		1,400	2,561

			55,058

Total Germany (Cost $56,767)			55,508

IRELAND 0.9%

Depfa ACS Bank
1.650% due 12/20/2016	JPY	20,000	187

German Postal Pensions Securitisation PLC
2.750% due 01/18/2011	EUR	1,100	1,505

Immeo Residential Finance PLC
0.810% due 12/15/2016		227	268

Lusitano Mortgages PLC
0.930% due 12/15/2035		80	102

Total Ireland (Cost $2,095)			2,062

ITALY 0.2%

Intesa Sanpaolo SpA
8.375% due 10/29/2049	EUR	200	289

Siena Mortgages SpA
0.879% due 12/16/2038		206	275

Total Italy (Cost $562)			564

JAPAN 8.2%

Japan Government International Bond
0.200% due 02/15/2012	JPY	920,000	9,847
0.700% due 09/20/2014		720,000	7,773
2.500% due 09/20/2036		100,000	1,116
2.500% due 09/20/2037		50,000	559

JLOC Ltd.
0.514% due 02/16/2016		38,478	314

Total Japan (Cost $20,202)			19,609

JERSEY, CHANNEL ISLANDS 0.3%

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	500	679

Total Jersey, Channel Islands (Cost $669)			679

See Accompanying Notes	Annual Report	March 31, 2010	95

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)   (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LIBERIA 0.0%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$100	$101

Total Liberia (Cost $100)			101

LUXEMBOURG 0.4%

Tyco Electronics Group S.A.
5.950% due 01/15/2014		$1,000	1,079

Total Luxembourg (Cost $916)			1,079

NETHERLANDS 3.2%

Achmea Hypotheekbank NV
0.599% due 11/03/2014		$1,500	1,500

Delphinus BV
0.949% due 11/28/2031	EUR	143	191
0.976% due 06/25/2066		40	54

Dutch MBS BV
0.980% due 10/02/2079		609	822

Fortis Bank Nederland NV
3.375% due 05/19/2014		1,200	1,690

LeasePlan Corp. NV
3.250% due 05/22/2014		300	421

Netherlands Government Bond
3.750% due 07/15/2014		200	289
4.000% due 01/15/2011		400	555
4.500% due 07/15/2017		1,400	2,093

Total Netherlands (Cost $7,565)			7,615

NEW ZEALAND 0.4%

Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$900	920

Total New Zealand (Cost $898)			920

NORWAY 0.7%

DnB NOR Boligkreditt
4.375% due 11/15/2010	EUR	1,275	1,756

Total Norway (Cost $1,964)			1,756

QATAR 0.1%

Qatar Government International Bond
4.000% due 01/20/2015		$200	205

Total Qatar (Cost $200)			205

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	255	370

Total South Korea (Cost $393)			370

UNITED KINGDOM 6.1%

Barclays Bank PLC
7.434% due 09/29/2049		$600	600
10.179% due 06/12/2021		400	523

Bauhaus Securities Ltd.
0.985% due 10/30/2052	EUR	29	39

British Sky Broadcasting Group PLC
9.500% due 11/15/2018		$800	1,031

Bumper 2 S.A.
2.212% due 06/20/2022	EUR	400	542

HBOS PLC
6.750% due 05/21/2018		$446	410

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LBG Capital No.1 PLC
8.500% due 12/29/2049		$2,000	$1,750

LBG Capital No.2 PLC
11.250% due 09/14/2023	GBP	200	317

Lloyds TSB Bank PLC
1.251% due 04/02/2012		$600	609

Nationwide Building Society
4.125% due 02/27/2012	EUR	1,100	1,538

Pearson Dollar Finance PLC
6.250% due 05/06/2018		$1,275	1,366

		SHARES

Royal Bank of Scotland
Group PLC (b)		654,371	437

		PRINCIPAL AMOUNT (000S)

Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		$2,100	2,110
2.625% due 05/11/2012		800	817

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	102

United Kingdom Gilt
4.250% due 03/07/2036	GBP	500	728
4.500% due 12/07/2042		200	305
4.750% due 12/07/2038		800	1,262

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$200	211

Total United Kingdom (Cost $14,263)			14,697

UNITED STATES 25.1%

ASSET-BACKED SECURITIES 2.0%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$158	155

ACE Securities Corp.
0.279% due 12/25/2036		271	242

AFC Home Equity Loan Trust
0.939% due 12/22/2027		8	4

Amortizing Residential Collateral Trust
0.929% due 10/25/2031		9	7

Amresco Residential Securities Mortgage Loan Trust
1.169% due 06/25/2029		9	5

Bear Stearns Asset-Backed Securities Trust
0.679% due 03/25/2043		2	2
0.889% due 10/25/2032		5	4

Capital Auto Receivables Asset Trust
1.680% due 10/15/2012		700	706

Countrywide Asset-Backed Certificates
0.279% due 08/25/2037		162	156
0.409% due 09/25/2036		213	168

Credit Suisse First Boston Mortgage Securities Corp.
0.849% due 01/25/2032		7	5

First Alliance Mortgage Loan Trust
0.459% due 12/20/2027		37	23

Ford Credit Auto Owner Trust
1.650% due 06/15/2012		345	347

Franklin Auto Trust
1.229% due 10/20/2011		47	47

Home Equity Mortgage Trust
5.500% due 01/25/2037		154	16

Mid-State Trust
8.330% due 04/01/2030		274	278

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nelnet Student Loan Trust
0.779% due 04/27/2015		$159	$159

Renaissance Home Equity Loan Trust
0.729% due 12/25/2033		34	28

Residential Asset Mortgage Products, Inc.
0.789% due 06/25/2032		7	5

Residential Asset Securities Corp.
0.729% due 07/25/2032		20	10

SLC Student Loan Trust
0.707% due 06/15/2017		510	511

SLM Student Loan Trust
1.749% due 04/25/2023		1,560	1,616

Structured Asset Securities Corp.
0.629% due 05/25/2034		39	33

Wachovia Asset Securitization, Inc.
0.489% due 06/25/2033		468	284

Wells Fargo Home Equity Trust
0.459% due 10/25/2035		56	55

			4,866

CORPORATE BONDS & NOTES 10.1%

Aetna, Inc.
6.500% due 09/15/2018		300	335

American International Group, Inc.
4.875% due 03/15/2067	EUR	300	267
8.000% due 05/22/2068		500	555
8.175% due 05/15/2068		$100	85
8.250% due 08/15/2018		700	736

AutoZone, Inc.
5.875% due 10/15/2012		100	108

BAE Systems Holdings, Inc.
6.400% due 12/15/2011		200	214

Bank of America Corp.
4.000% due 03/28/2018	EUR	600	780
4.750% due 05/23/2017		400	526
5.750% due 12/01/2017		$320	329

Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,200	1,327

Boston Scientific Corp.
6.000% due 06/15/2011		300	312
6.400% due 06/15/2016		300	306

Burlington Northern Santa Fe Corp.
5.750% due 03/15/2018		446	478

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	1,000	1,085

Citigroup, Inc.
5.500% due 10/15/2014		$500	518
6.000% due 08/15/2017		1,319	1,351
6.125% due 05/15/2018		1,085	1,110

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		637	667

CNA Financial Corp.
6.000% due 08/15/2011		300	313

Computer Sciences Corp.
5.500% due 03/15/2013		637	685

Cytec Industries, Inc.
6.000% due 10/01/2015		637	686

Daimler Finance North America LLC
5.750% due 09/08/2011		100	105

DR Horton, Inc.
6.000% due 04/15/2011		300	311

Erac USA Finance LLC
5.800% due 10/15/2012		700	756

96	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GATX Financial Corp.
5.500% due 02/15/2012		$637	$666

Health Care REIT, Inc.
5.875% due 05/15/2015		400	420

International Lease Finance Corp.
5.350% due 03/01/2012		200	196
5.650% due 06/01/2014		1,500	1,391

JPMorgan Chase & Co., Inc. CPI Linked Bond
0.615% due 02/15/2012		100	101

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		1,200	282
5.625% due 01/24/2013 (a)		500	120
6.875% due 05/02/2018 (a)		700	169

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		638	676

Masco Corp.
6.125% due 10/03/2016		200	200

Merrill Lynch & Co., Inc.
0.959% due 05/30/2014	EUR	500	630
0.961% due 08/25/2014		100	126
1.385% due 09/27/2012		700	923

Morgan Stanley
0.701% due 10/18/2016		$200	183

Nabors Industries, Inc.
6.150% due 02/15/2018		637	680

NiSource Finance Corp.
6.800% due 01/15/2019		637	694

RBS Capital Trust I
4.709% due 12/29/2049		100	61

Sabre Holdings Corp.
7.350% due 08/01/2011		200	207

Sara Lee Corp.
6.250% due 09/15/2011		200	213

Sealed Air Corp.
5.625% due 07/15/2013		200	211

Sprint Nextel Corp.
6.000% due 12/01/2016		100	91

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	1,350	1,849

			24,034

MORTGAGE-BACKED SECURITIES 7.9%

American General Mortgage Loan Trust
5.150% due 03/25/2040		$1,100	1,100

American Home Mortgage Assets
0.419% due 05/25/2046		478	254
0.439% due 10/25/2046		347	174

American Home Mortgage Investment Trust
0.469% due 05/25/2047		408	96

Banc of America Funding Corp.
4.484% due 02/20/2036		453	412

Banc of America Mortgage Securities, Inc.
4.789% due 09/25/2035		500	407

BCAP LLC Trust
0.399% due 01/25/2037		367	189

Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035		296	276
2.810% due 03/25/2035		1,072	1,004
2.934% due 03/25/2035		50	48
3.408% due 05/25/2034		80	73
3.504% due 08/25/2033		6	6
4.601% due 10/25/2033		44	41
4.631% due 05/25/2034		41	37
5.133% due 08/25/2035		800	745
5.394% due 05/25/2047		764	531

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Alt-A Trust
0.389% due 02/25/2034	$89	$67
3.478% due 05/25/2035	35	27
5.458% due 11/25/2035	312	186
5.590% due 11/25/2036	314	205
5.663% due 02/25/2036	952	536
6.250% due 08/25/2036	417	197

Bear Stearns Structured Products, Inc.
5.603% due 01/26/2036	238	147

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	153	135
5.969% due 09/25/2037	780	532

Countrywide Alternative Loan Trust
0.309% due 09/20/2046	22	22
0.424% due 12/20/2046	378	196
0.439% due 07/20/2046	639	253
0.509% due 02/25/2037	649	358
0.579% due 05/25/2037	88	44
1.971% due 11/25/2035	114	63
2.511% due 11/25/2035	38	22
5.250% due 06/25/2035	74	59
5.822% due 11/25/2035	610	362
5.849% due 02/25/2037	208	145
6.000% due 04/25/2037	130	84
6.058% due 08/25/2036	197	194
6.250% due 08/25/2037	80	43
6.500% due 06/25/2036	178	103

Countrywide Home Loan Mortgage Pass-Through Trust
0.609% due 09/25/2034	94	58
3.563% due 04/20/2035	24	21
3.960% due 08/25/2034	269	218
3.968% due 08/25/2034	25	17

Credit Suisse First Boston Mortgage Securities Corp.
3.483% due 08/25/2033	69	66
6.500% due 04/25/2033	11	11

Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037	300	148

First Horizon Asset Securities, Inc.
2.916% due 12/25/2033	29	27
3.117% due 07/25/2033	21	19

Greenpoint Mortgage Funding Trust
0.499% due 11/25/2045	19	11

GS Mortgage Securities Corp. II
0.318% due 03/06/2020	305	294

GSR Mortgage Loan Trust
2.060% due 03/25/2033	31	30
2.954% due 09/25/2035	293	270
3.688% due 06/25/2034	79	69
4.547% due 09/25/2035	800	590

Harborview Mortgage Loan Trust
0.419% due 01/19/2038	134	74
1.331% due 12/19/2036	225	101
3.605% due 05/19/2033	65	62

Impac CMB Trust
1.229% due 07/25/2033	20	18

Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035	265	200

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	180	163

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,400	1,351

JPMorgan Mortgage Trust
4.400% due 11/25/2033	41	40
5.502% due 02/25/2036	395	333

MASTR Alternative Loans Trust
0.629% due 03/25/2036	90	35

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	701	679

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors, Inc.
0.479% due 08/25/2036	$58	$38
3.366% due 02/25/2033	28	25

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	232	212

Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	510	252

Residential Accredit Loans, Inc.
0.379% due 02/25/2047	229	105
0.409% due 06/25/2046	700	260

Residential Asset Securitization Trust
5.750% due 02/25/2036	61	42

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	8	8

Sequoia Mortgage Trust
0.579% due 07/20/2033	175	141

Structured Adjustable Rate Mortgage Loan Trust
2.760% due 02/25/2034	32	27
2.825% due 04/25/2034	87	72

Structured Asset Mortgage Investments, Inc.
0.439% due 05/25/2046	163	78
0.449% due 05/25/2036	406	211
0.449% due 09/25/2047	500	158
0.809% due 07/19/2034	36	30

TBW Mortgage-Backed Pass-Through Certificates
0.339% due 01/25/2037	95	84
5.630% due 01/25/2037	296	140

Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	800	788

WaMu Mortgage Pass-Through Certificates
0.539% due 01/25/2045	93	72
0.769% due 12/25/2027	288	251
1.171% due 02/25/2047	667	353
1.760% due 05/25/2041	17	15
2.884% due 06/25/2033	30	28
3.078% due 02/27/2034	88	84
5.396% due 02/25/2037	414	292

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.411% due 07/25/2046	140	64

Wells Fargo Mortgage-Backed Securities Trust
3.131% due 04/25/2036	538	459
4.950% due 03/25/2036	324	286

		18,853

MUNICIPAL BONDS & NOTES 1.0%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (d)	600	384

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	765	647

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	291

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	6

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	70

University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	500	509

See Accompanying Notes	Annual Report	March 31, 2010	97

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	$485	$385

		2,292

	SHARES
PREFERRED STOCKS 0.6%

DG Funding Trust
2.501% due 12/31/2049	172	1,402

SLM Corp.
4.770% due 01/16/2018	1,800	31

		1,433

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 2.7%

Fannie Mae
0.329% due 01/25/2021	$102	100
0.429% due 10/27/2037	1,000	998
0.479% due 06/25/2044	8	8
2.627% due 12/01/2034	131	132
2.835% due 11/01/2034	300	314
5.000% due 08/25/2016 - 03/25/2017	234	240
6.000% due 04/25/2043 - 07/25/2044	219	236
6.500% due 11/25/2042	274	301

Freddie Mac
0.109% due 02/01/2011 (f)	423	423
0.680% due 12/15/2031	2	2
1.681% due 10/25/2044	314	301
4.500% due 07/15/2018	153	159
5.000% due 03/15/2025	12	13

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae
0.850% due 02/16/2030	$55	$55
0.900% due 02/16/2030	50	50
3.125% due 11/20/2021 - 12/20/2026	30	31
3.625% due 07/20/2022 - 09/20/2026	75	78
4.250% due 01/20/2030	21	21
4.375% due 05/20/2028 - 06/20/2030	74	76
6.000% due 08/20/2034	698	741

Small Business Administration
5.600% due 09/01/2028	798	859
6.640% due 02/01/2011	16	16

Tennessee Valley Authority
5.880% due 04/01/2036	637	686
7.140% due 05/23/2012	637	714

		6,554

U.S. TREASURY OBLIGATIONS 0.8%

U.S. Treasury Bonds
4.625% due 02/15/2040 (h)	800	789

U.S. Treasury Notes
1.000% due 08/31/2011	15	15
1.000% due 09/30/2011	23	23
1.000% due 10/31/2011 (h)	403	404
3.625% due 02/15/2020	800	787

		2,018

Total United States (Cost $64,022)		60,050

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.2%

CERTIFICATES OF DEPOSIT 0.4%

Barclays Bank PLC
1.109% due 03/22/2011	$900	$899

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 04/01/2010	725	725

(Dated 03/31/2010. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $740. Repurchase proceeds are $725.)

U.S. TREASURY BILLS 0.5%
0.201% due 08/26/2010 - 09/02/2010 (c)(f)(h)	1,173	1,172

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.0%
	12,977	130

Total Short-Term Instruments (Cost $2,927)		2,926

Total Investments 100.2% (Cost $245,567)		$239,933

Written Options (j) (0.1%) (Premiums $469)		(167)

Other Assets and Liabilities (Net) (0.1%)		(378)

Net Assets 100.0%		$239,388

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Non-income producing security.
(c)	Coupon represents a weighted average rate.
(d)	Security becomes interest bearing at a future date.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $1,482 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $2,059 at a weighted average interest rate of 0.293%. On March 31, 2010, there were no open reverse repurchase agreements.
(h)	Securities with an aggregate market value of $596 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	24	$12
Canada Government 10-Year Bond June Futures	Long	06/2010	31	(25)
Euro-Bund 10-Year Bond June Futures	Long	06/2010	24	31
Euro-Bund 10-Year Bond May Futures Call Options Strike @ EUR 124.000	Short	05/2010	12	1
Euro-Bund 10-Year Bond May Futures Call Options Strike @ EUR 124.500	Short	05/2010	13	1
Japan Government 10-Year Bond June Futures	Long	06/2010	7	(58)
U.S. Treasury 10-Year Note June Futures	Long	06/2010	55	(33)

				$(71)

98	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

(i)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc.	GSC	(0.950%	)	09/20/2018	1.090%		$300	$3	$0	$3
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.476%		100	(1)	0	(1)
BAE Systems Holdings, Inc.	UBS	(0.140%	)	12/20/2011	0.594%		200	2	0	2
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	1.507%		300	(17)	0	(17)
Bear Stearns Cos. LLC	CITI	(1.200%	)	03/20/2018	0.626%		800	(32)	0	(32)
Bear Stearns Cos. LLC	CSFB	(0.760%	)	12/20/2017	0.622%		1,000	(10)	0	(10)
Boston Scientific Corp.	BOA	(1.000%	)	06/20/2011	0.849%		100	0	0	0
Boston Scientific Corp.	MLP	(0.510%	)	06/20/2011	0.863%		200	1	0	1
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.668%		300	(7)	0	(7)
British Sky Broadcasting Group PLC	BCLY	(0.700%	)	12/20/2018	0.976%		800	16	0	16
Burlington Northern Santa Fe Corp.	RBS	(0.510%	)	03/20/2018	0.634%		446	4	0	4
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	1.915%		637	38	0	38
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.496%		300	5	0	5
Computer Sciences Corp.	MSC	(0.620%	)	03/20/2013	0.476%		637	(3)	0	(3)
Cytec Industries, Inc.	DUB	(0.950%	)	12/20/2015	1.143%		637	6	0	6
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	0.463%		100	0	0	0
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	1.033%		200	(7)	0	(7)
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.432%		700	(43)	0	(43)
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	1.218%		637	8	0	8
Health Care REIT, Inc.	BCLY	(2.930%	)	06/20/2015	1.312%		400	(31)	0	(31)
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	3.078%		200	11	0	11
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	0.626%		100	(1)	0	(1)
JPMorgan Chase & Co.	DUB	(0.740%	)	03/20/2018	0.626%		500	(4)	0	(4)
JPMorgan Chase & Co.	RBS	(2.223%	)	03/20/2018	0.626%		300	(34)	0	(34)
JPMorgan Chase & Co.	UBS	(0.730%	)	03/20/2018	0.626%		300	(2)	0	(2)
Marsh & McLennan Cos., Inc.	BOA	(0.990%	)	09/20/2015	1.081%		638	3	0	3
Masco Corp.	CSFB	(0.907%	)	12/20/2016	1.883%		200	11	0	11
Nabors Industries, Inc.	DUB	(0.630%	)	03/20/2018	1.484%		637	36	0	36
NiSource Finance Corp.	MSC	(1.470%	)	03/20/2019	1.481%		637	0	0	0
Pearson Dollar Finance PLC	CITI	(0.690%	)	06/20/2018	0.695%		275	0	0	0
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.695%		1,000	(25)	0	(25)
Royal Caribbean Cruises Ltd.	BOA	(0.480%	)	06/20/2010	0.942%		100	0	0	0
Sabre Holdings Corp.	JPM	(0.930%	)	09/20/2011	1.691%		200	2	0	2
Sara Lee Corp.	RBS	(0.630%	)	09/20/2011	0.298%		200	(1)	0	(1)
Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	0.980%		200	3	0	3
Sprint Nextel Corp.	JPM	(1.065%	)	12/20/2016	4.472%		100	17	0	17
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.939%		100	2	0	2
Tyco Electronics Group S.A.	BOA	(1.100%	)	03/20/2014	0.621%		1,000	(19)	80	(99)
UBS AG	BCLY	(2.300%	)	03/20/2014	0.756%	EUR	200	(16)	0	(16)
UBS AG	DUB	(2.080%	)	03/20/2014	0.756%		200	(14)	0	(14)
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	0.761%		$200	(6)	0	(6)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	0.761%		100	(3)	0	(3)
Vivendi S.A.	BNP	(1.820%	)	06/20/2013	0.761%		146	(5)	0	(5)
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.116%		100	(3)	0	(3)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	0.695%		200	1	0	1

								$(115)	$80	$(195)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-7 10-Year Index	BOA	(0.650%	)	12/20/2016	$5,977	$204	$(43)	$247
CDX.IG-7 10-Year Index	MSC	(0.650%	)	12/20/2016	482	17	(3)	20
CDX.IG-8 10-Year Index	DUB	(0.600%	)	06/20/2017	5,614	205	42	163
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017	2,904	106	71	35
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017	1,548	45	58	(13)
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018	581	(11)	(20)	9
CDX.IG-10 10-Year Index	MSC	(1.500%	)	06/20/2018	484	(9)	(7)	(2)
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	7,738	(73)	71	(144)

						$ 484	$169	$315

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$392	$(248)	$(118)	$(130)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	493	(245)	(150)	(95)

					$ (493)	$(268)	$(225)

See Accompanying Notes	Annual Report	March 31, 2010	99

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)   (Cont.)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	3,000	$135	$(3)	$138
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		6,300	290	(7)	297
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		3,500	172	4	168
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		500	13	0	13
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	14	0	14
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		1,600	50	0	50
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	MSC	AUD	44,700	(29)	(5)	(24)
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	RBC		600	0	0	0
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	1,600	17	8	9
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	DUB	EUR	5,200	166	29	137
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	BOA	JPY	1,080,000	64	63	1
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	RBS		3,390,000	201	202	(1)
Pay	6-Month JPY-LIBOR	1.000%	06/16/2017	BOA		380,000	(23)	(22)	(1)
Pay	6-Month JPY-LIBOR	1.500%	06/16/2020	BOA		270,000	0	(16)	16
Pay	6-Month JPY-LIBOR	1.500%	06/16/2020	RBS		90,000	0	(4)	4

							$1,070	$249	$821

(j)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	20	$6	$3
Call - CBOT U.S. Treasury 10-Year Note May Futures	118.500	04/23/2010	19	6	2
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	17	4	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	23	7	8
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	8	5	1

				$28	$15

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	$1,600	$10	$5
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	1,600	6	4
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	5,800	54	14
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	5,800	10	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	5,800	28	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	10,000	67	39
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	10,000	80	64
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,800	11	2
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	4,600	50	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	5,900	56	2

							$372	$130

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD		$1.330	04/20/2010	EUR	400	$4	$2
Call - OTC EUR versus USD		1.400	04/20/2010		700	5	1
Put - OTC GBP versus USD		1.450	04/20/2010	GBP	800	13	0
Call - OTC GBP versus USD		1.540	04/20/2010		2,700	35	19
Call - OTC USD versus KRW	KRW	1,500.000	09/01/2010		$300	4	0
Call - OTC USD versus MXN	MXN	16.250	09/22/2010		300	8	0

						$69	$22

100	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

Transactions in written call and put options for the period ended March 31, 2010:
	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2009	171	$44,500	AUD	0	EUR	7,900	GBP	0	$807
Sales	629	87,600		2,700		3,400		3,500	985
Closing Buys	(573)	(63,200)		(1,700)		(7,200)		0	(1,125)
Expirations	(140)	(15,400)		(1,000)		(3,000)		0	(198)
Exercised	0	0		0		0		0	0

Balance at 03/31/2010	87	$53,500	AUD	0	EUR	1,100	GBP	3,500	$469

(k)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	19,900	04/2010	JPM	$0	$(373)	$(373)
Sell		1,180	05/2010	RBC	0	(3)	(3)
Buy	BRL	2,165	04/2010	GSC	0	(19)	(19)
Sell		1,969	04/2010	GSC	0	(56)	(56)
Sell		997	04/2010	HSBC	0	(19)	(19)
Buy		407	04/2010	MSC	14	0	14
Buy		394	04/2010	RBS	14	0	14
Buy		57	06/2010	HSBC	0	0	0
Sell	CAD	49	04/2010	HSBC	0	0	0
Sell		11,949	04/2010	JPM	0	(305)	(305)
Sell		90	04/2010	RBC	0	(1)	(1)
Sell		3,593	04/2010	RBS	0	(27)	(27)
Buy	CNY	2,234	05/2010	BCLY	0	(34)	(34)
Sell		4,753	05/2010	BCLY	0	(36)	(36)
Buy		2,519	05/2010	MLP	0	(37)	(37)
Buy		3,876	06/2010	BCLY	0	(2)	(2)
Sell		946	06/2010	BOA	1	0	1
Buy		2,657	06/2010	HSBC	0	(1)	(1)
Sell		1,689	06/2010	MSC	2	0	2
Buy		7,440	11/2010	BCLY	0	(7)	(7)
Buy		285	11/2010	CITI	0	(1)	(1)
Buy		292	11/2010	DUB	0	(1)	(1)
Sell		2,543	11/2010	DUB	1	0	1
Sell		2,678	11/2010	HSBC	3	0	3
Buy		567	11/2010	JPM	0	(1)	(1)
Sell		1,556	11/2010	JPM	2	0	2
Buy		2,545	11/2010	MSC	0	(8)	(8)
Buy		3,905	11/2010	UBS	0	(1)	(1)
Buy		3,619	01/2011	BOA	0	(3)	(3)
Buy		12,401	01/2011	HSBC	0	(7)	(7)
Buy		5,017	01/2011	JPM	0	(4)	(4)
Buy		4,951	01/2011	MSC	0	(5)	(5)
Buy		3,257	06/2011	DUB	0	(4)	(4)
Sell	DKK	2,426	05/2010	DUB	4	0	4
Sell	EUR	1,757	04/2010	BCLY	7	0	7
Sell		85,260	04/2010	BNP	971	0	971
Sell		132	04/2010	BOA	3	0	3
Buy		28,391	04/2010	CITI	0	(668)	(668)
Sell		2,940	04/2010	CITI	51	0	51
Sell		4,951	04/2010	CSFB	0	(24)	(24)
Buy		212	04/2010	DUB	0	(3)	(3)
Sell		1,135	04/2010	DUB	48	0	48
Sell		288	04/2010	GSC	9	0	9
Sell		2,876	04/2010	JPM	45	0	45
Sell		7,114	04/2010	MSC	139	0	139
Sell		4,412	04/2010	RBS	32	(42)	(10)
Sell		88	05/2010	RBC	0	0	0
Sell		84,948	05/2010	RBS	199	0	199
Sell	GBP	1,049	06/2010	BCLY	0	(25)	(25)
Buy		335	06/2010	RBC	4	0	4
Sell		2,433	06/2010	RBS	0	(23)	(23)
Sell	HKD	63	07/2010	HSBC	0	0	0
Sell		256	07/2010	JPM	0	0	0
Buy	IDR	3,428,750	09/2010	JPM	40	0	40
Buy		977,300	11/2010	BCLY	3	0	3
Buy		973,000	11/2010	CITI	2	0	2
Buy		481,730	11/2010	DUB	0	0	0
Buy		915,800	11/2010	HSBC	1	0	1
Buy	INR	25	03/2011	HSBC	0	0	0
Buy		26	03/2011	JPM	0	0	0
Buy		30	03/2011	UBS	0	0	0

See Accompanying Notes	Annual Report	March 31, 2010	101

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)   (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	JPY	23,571	04/2010	CITI	$0	$(9)	$(9)
Sell		414,991	04/2010	CITI	147	0	147
Sell		15,055	04/2010	CSFB	3	0	3
Sell		758,184	04/2010	RBS	226	0	226
Sell		740,688	08/2010	CITI	159	0	159
Buy	KRW	84,000	07/2010	BCLY	3	0	3
Sell		296,545	07/2010	BCLY	0	(7)	(7)
Buy		325,277	07/2010	CITI	2	0	2
Buy		167,208	07/2010	DUB	6	0	6
Buy		138,924	07/2010	MSC	5	0	5
Sell		418,863	07/2010	MSC	0	(10)	(10)
Sell		415,541	08/2010	BCLY	0	(9)	(9)
Buy		332,529	08/2010	MSC	10	0	10
Sell		176,217	08/2010	MSC	0	(4)	(4)
Buy		149,541	11/2010	BCLY	3	0	3
Sell		76,789	11/2010	BCLY	0	(3)	(3)
Buy		63,076	11/2010	BOA	2	0	2
Buy		209,759	11/2010	CITI	4	0	4
Sell		400,225	11/2010	CITI	0	(5)	(5)
Buy		34,878	11/2010	DUB	1	0	1
Buy		11,730	11/2010	GSC	0	0	0
Buy		263,020	11/2010	JPM	1	0	1
Buy		115,110	11/2010	MSC	1	0	1
Sell		199,985	11/2010	RBS	0	(6)	(6)
Buy	MXN	65	04/2010	GSC	0	0	0
Sell		6,185	04/2010	HSBC	0	(11)	(11)
Buy		12,390	04/2010	JPM	72	0	72
Sell		2,241	04/2010	JPM	0	(9)	(9)
Sell		4,029	04/2010	MSC	0	(17)	(17)
Buy		6,185	09/2010	HSBC	11	0	11
Buy	MYR	1	06/2010	MSC	0	0	0
Buy		9	10/2010	CITI	0	0	0
Buy		4	10/2010	DUB	0	0	0
Buy	PHP	57	04/2010	BCLY	0	0	0
Buy		56	04/2010	CITI	0	0	0
Sell		294	04/2010	DUB	0	0	0
Sell		57	11/2010	BCLY	0	0	0
Sell		56	11/2010	CITI	0	0	0
Sell	SEK	1,305	05/2010	DUB	3	0	3
Buy	SGD	6	06/2010	CITI	0	0	0
Buy		5	09/2010	CITI	0	0	0
Buy	TWD	45	06/2010	BOA	0	0	0
Buy		53	06/2010	DUB	0	0	0
Buy		58	06/2010	MSC	0	0	0
Buy		9	10/2010	BCLY	0	0	0
Buy		20	10/2010	CITI	0	0	0

					$2,254	$(1,830)	$424

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Australia	$0	$18,435	$1,195	$19,630
Canada	0	16,526	0	16,526
France	0	33,271	0	33,271
Germany	0	55,508	0	55,508
Japan	0	19,609	0	19,609
United Kingdom	437	14,260	0	14,697
United States	0	57,548	2,502	60,050
Other Investments +++	130	19,833	679	20,642

Investments, at value	$567	$234,990	$4,376	$239,933
Financial Derivative Instruments ++++	$(71)	$973	$0	$902

Totals	$496	$235,963	$4,376	$240,835

102	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2010

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Australia	$997	$954	$2	$(14)	$245	$(989)	$1,195	$14
United States	241	961	0	7	(275)	1,568	2,502	(321)
Other Investments +++	0	669	0	0	10	0	679	10

Investments, at value	$1,238	$2,584	$2	$(7)	$(20)	$579	$4,376	$(297)
Financial Derivative Instruments ++++	$719	$0	$0	$0	$(53)	$(666)	$0	$0

Totals	$1,957	$2,584	$2	$(7)	$(73)	$(87)	$4,376	$(297)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(m)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$35	$0	$0	$0	$0	$35
Unrealized appreciation on foreign currency contracts	0	2,254	0	0	0	2,254
Unrealized appreciation on swap agreements	847	0	643	0	0	1,490

	$882	$2,254	$643	$0	$0	$3,779

Liabilities:
Written options outstanding	$145	$22	$0	$0	$0	$167
Unrealized depreciation on foreign currency contracts	0	1,830	0	0	0	1,830
Unrealized depreciation on swap agreements	26	0	748	0	0	774

	$171	$1,852	$748	$0	$0	$2,771

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$15	$0	$0	$0	$0	$15
Net realized gain (loss) on futures contracts, written options and swaps	(1,582)	159	665	0	0	(758)
Net realized gain on foreign currency transactions	0	326	0	0	0	326

	$(1,567)	$485	$665	$0	$0	$(417)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(18)	$0	$0	$0	$0	$(18)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	4,273	46	(4,082)	0	0	237
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	1,755	0	0	0	1,755

	$4,255	$1,801	$(4,082)	$0	$0	$1,974

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(71) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2010	103

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class and Class D shares (the “Institutional Classes”) of eight funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for each respective Fund.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the

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ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update that will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

Annual Report	March 31, 2010	105

Notes to Financial Statements  (Cont.)

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2010 are disclosed in the Notes to the Schedules of Investments.

(g) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(h) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(i) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing

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Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table in the Notes to

Schedules of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreigncurrency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund

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Notes to Financial Statements  (Cont.)

pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into asset, credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Asset Swap Agreements  Asset swaps combine an interest rate swap with a bond and are used to alter the cash flow profile of a bond. Asset swaps can be used to transform the cash flow characteristics of reference assets, so that a Fund can hedge the currency, credit, and interest rate risks to create synthetic investments with more suitable cash flow characteristics. An asset swap package involves transactions in which a Fund acquires a bond position and then enters into an interest rate swap with the bank that sold a Fund the bond. This transforms the fixed coupon of the bond into a LIBOR based floating coupon.

Credit Default Swap Agreements   Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

108	PIMCO Funds	International Institutional Funds

March 31, 2010

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of March 31, 2010 for which a Fund is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select Principal Risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Annual Report	March 31, 2010	109

Notes to Financial Statements  (Cont.)

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing a Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Funds have filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, Funds that had exposure to Lehman Brothers Special Financing Inc., have entered into a settlement agreement and those Funds that owed money to Lehman Brothers Special Financing Inc. have paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

110	PIMCO Funds	International Institutional Funds

March 31, 2010

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class		Administrative Class		A, B, C and R Classes	Class D	Class P
Developing Local Markets Fund	0.45%	0.40%		0.40%		0.55%	0.55%	0.50%
Emerging Local Bond Fund	0.45%	0.45%	(1)	0.45%	(1)	0.65%	0.65%	0.55%	(3)
Emerging Markets and Infrastructure Bond Fund	0.85%	0.40%		N/A		N/A	N/A	N/A
Emerging Markets Bond Fund	0.45%	0.38%	(2)	0.38%	(2)	0.55%	0.55%	0.48%	(4)
Foreign Bond Fund (Unhedged)	0.25%	0.25%		0.25%		0.45%	0.40%	0.35%
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%		0.25%		0.45%	0.40%	0.35%
Global Bond Fund (Unhedged)	0.25%	0.30%		0.30%		N/A	0.45%	N/A
Global Bond Fund (U.S. Dollar-Hedged)	0.25%	0.30%		0.30%		0.45%	N/A	0.40%

(1)	Effective October 1, 2009, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.45% per annum.
(2)	Effective October 1, 2009, the Fund’s Supervisory and Administrative Fee was reduced by 0.02% to 0.38% per annum.
(3)	Effective October 1, 2009, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.55% per annum.
(4)	Effective October 1, 2009, the Fund’s Supervisory and Administrative Fee was reduced by 0.02% to 0.48% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2010.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2010, AGID received $23,584,538 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Prior to May 1, 2009, shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Effective May 1, 2009, the Funds no longer impose Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Emerging Markets and Infrastructure Bond Fund’s Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class
Emerging Markets and Infrastructure Bond Fund	1.25%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the

Annual Report	March 31, 2010	111

Notes to Financial Statements  (Cont.)

operating expense limitation. The recoverable amounts to PIMCO at March 31, 2010, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Emerging Markets and Infrastructure Bond Fund	$59

Through December 31, 2009, each unaffiliated Trustee received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Effective January 1, 2010, each unaffiliated Trustee receives an annual retainer of $120,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) does not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2010, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Developing Local Markets Fund	$226,258	$175,128
Emerging Local Bond Fund	110,339	91,238
Emerging Markets and Infrastructure Bond Fund	3,326	2,860
Emerging Markets Bond Fund	174,138	94,283
Foreign Bond Fund (Unhedged)	57,816	409,401
Foreign Bond Fund (U.S. Dollar-Hedged)	39,028	143,305
Global Bond Fund (Unhedged)	23,302	33,556
Global Bond Fund (U.S. Dollar-Hedged)	9,548	13,636

Each Fund may invest in the PAPS Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended March 31, 2010 (amounts in thousands):

Fund Name	Market Value 03/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 03/31/2010	Dividend Income	Net Capital and Realized Gain
Developing Local Markets Fund	$196,577	$2,117,621	$1,657,500	$8	$656,773	$921	$98
Emerging Local Bond Fund	148,465	1,522,133	1,536,800	0	133,891	333	119
Emerging Markets and Infrastructure Bond Fund	0	27,702	23,390	0	4,313	2	0
Emerging Markets Bond Fund	115,334	1,193,987	1,123,900	0	185,490	387	80
Foreign Bond Fund (Unhedged)	112	2,281,495	2,276,600	0	5,075	295	69
Foreign Bond Fund (U.S. Dollar-Hedged)	66,314	1,889,703	1,928,200	0	27,878	203	64
Global Bond Fund (Unhedged)	37,706	753,976	784,300	1	7,408	76	26
Global Bond Fund (U.S. Dollar-Hedged)	1,301	207,823	209,000	0	130	23	6

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

9. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

112	PIMCO Funds	International Institutional Funds

March 31, 2010

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2010, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$607,463	$590,292	$3,811,452	$3,206,128
Emerging Local Bond Fund	18,753	18,357	3,648,257	2,635,620
Emerging Markets and Infrastructure Bond Fund	0	0	223,026	66,007
Emerging Markets Bond Fund	1,956,334	2,321,328	2,910,807	2,492,945
Foreign Bond Fund (Unhedged)	2,297,025	2,691,908	8,832,192	8,876,761
Foreign Bond Fund (U.S. Dollar-Hedged)	2,124,677	2,563,081	9,332,718	10,108,334
Global Bond Fund (Unhedged)	1,296,163	1,454,779	2,950,334	3,002,341
Global Bond Fund (U.S. Dollar-Hedged)	211,528	253,308	602,020	553,421

10.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund				Emerging Local Bond Fund
	Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	152,344	$1,508,356	130,390	$1,384,040	147,270	$1,454,392	75,201	$699,625
Class P	8,384	80,611	1	10	6,960	69,742	145	1,240
Administrative Class	652	6,490	420	4,087	26,210	263,870	296	2,685
Class D	24,146	235,213	38,515	410,351	53,309	522,929	885	8,075
Other Classes	17,915	174,491	36,403	387,132	17,214	170,186	2,603	22,925
Issued as reinvestment of distributions
Institutional Class	3,245	31,324	19,628	182,488	7,422	70,590	11,882	102,169
Class P	15	152	0	0	25	249	0	0
Administrative Class	8	74	70	690	312	3,146	58	552
Class D	428	4,161	1,937	18,695	1,075	10,691	47	416
Other Classes	362	3,503	1,690	15,524	332	3,266	111	971
Cost of shares redeemed
Institutional Class	(142,166)	(1,301,555)	(351,956)	(3,160,279)	(161,286)	(1,439,840)	(60,195)	(484,865)
Class P	(1,007)	(9,971)	0	0	(300)	(3,024)	(61)	(486)
Administrative Class	(702)	(6,616)	(2,184)	(20,063)	(2,376)	(23,863)	(2,014)	(16,407)
Class D	(14,859)	(145,880)	(74,653)	(723,939)	(6,149)	(60,999)	(1,445)	(12,847)
Other Classes	(15,718)	(148,882)	(51,367)	(468,330)	(2,545)	(24,997)	(2,576)	(20,457)
Net increase (decrease) resulting from Fund share transactions	33,047	$431,471	(251,106)	$(1,969,594)	87,473	$1,016,338	24,937	$303,596

Annual Report	March 31, 2010	113

Notes to Financial Statements  (Cont.)

	Emerging Markets and Infrastructure Bond fund		Emerging Markets Bond Fund
	Period from 07/01/2009 to 03/31/2010		Year Ended 03/31/2010		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	14,528	$159,426	81,925	$811,096	77,714	$702,070
Class P	0	0	7,554	75,151	6	47
Administrative Class	0	0	562	5,626	9,827	97,755
Class D	0	0	17,129	170,675	5,896	58,345
Other Classes	0	0	24,021	241,168	10,548	101,150
Issued as reinvestment of distributions
Institutional Class	236	2,598	7,884	77,930	16,924	152,682
Class P	0	0	88	894	0	1
Administrative Class	0	0	68	673	301	2,602
Class D	0	0	931	9,301	1,180	10,738
Other Classes	0	0	1,685	16,812	2,391	21,707
Cost of shares redeemed
Institutional Class	(362)	(3,959)	(114,386)	(1,114,345)	(127,817)	(1,140,354)
Class P	0	0	(1,302)	(13,255)	0	0
Administrative Class	0	0	(421)	(4,172)	(10,767)	(88,949)
Class D	0	0	(9,348)	(95,139)	(10,347)	(93,652)
Other Classes	0	0	(14,925)	(147,452)	(20,877)	(189,341)
Net increase (decrease) resulting from Fund share transactions	14,402	$158,065	1,465	$34,963	(45,021)	$(365,199)

	Foreign Bond Fund (Unhedged)				Foreign Bond Fund (U.S. Dollar-Hedged)
	Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	103,598	$1,013,579	65,731	$664,670	69,417	$690,380	158,394	$1,548,513
Class P	6,538	63,379	4	30	5,220	51,289	297	2,708
Administrative Class	6,906	60,438	43,555	445,502	815	8,170	678	6,582
Class D	26,056	259,539	9,750	97,916	13,182	133,297	6,338	62,630
Other Classes	22,116	218,021	13,479	134,056	11,557	115,979	15,091	148,075
Issued as reinvestment of distributions
Institutional Class	4,295	41,573	21,484	179,867	11,295	112,603	20,988	189,372
Class P	31	311	0	1	102	1,018	1	14
Administrative Class	531	4,652	11,681	97,974	182	1,806	337	3,054
Class D	572	5,577	2,058	17,235	906	9,065	1,188	10,765
Other Classes	688	6,646	3,554	29,629	1,569	15,680	2,335	21,073
Cost of shares redeemed
Institutional Class	(63,957)	(615,535)	(118,138)	(1,119,358)	(137,567)	(1,330,610)	(145,943)	(1,368,485)
Class P	(903)	(9,112)	0	0	(1,059)	(10,584)	(8)	(74)
Administrative Class	(77,114)	(687,561)	(55,655)	(526,375)	(2,372)	(23,910)	(1,573)	(14,860)
Class D	(9,873)	(97,430)	(12,941)	(125,017)	(4,872)	(48,366)	(10,546)	(100,433)
Other Classes	(13,376)	(128,455)	(26,329)	(257,143)	(12,577)	(122,364)	(18,711)	(178,037)
Net increase (decrease) resulting from Fund share transactions	6,108	$135,622	(41,767)	$(361,013)	(44,202)	$(396,547)	28,866	$330,897

114	PIMCO Funds	International Institutional Funds

March 31, 2010

	Global Bond Fund (Unhedged)				Global Bond Fund (U.S. Dollar-Hedged)
	Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	25,884	$243,479	16,202	$150,704	7,111	$67,517	5,806	$54,939
Class P	0	0	0	0	406	3,776	1	10
Administrative Class	4,618	43,789	5,494	56,921	18	172	0	0
Class D	1,257	12,083	102	871	0	0	0	0
Other Classes	0	0	0	0	2,420	22,932	1,908	18,058
Issued as reinvestment of distributions
Institutional Class	3,973	37,475	11,381	95,137	839	7,901	1,119	9,923
Class P	0	0	0	0	5	41	0	1
Administrative Class	1,032	9,745	2,765	23,071	1	7	0	1
Class D	20	195	2	12	0	0	0	0
Other Classes	0	0	0	0	192	1,806	225	1,958
Cost of shares redeemed
Institutional Class	(26,492)	(241,880)	(49,801)	(469,762)	(3,934)	(36,348)	(14,213)	(127,214)
Class P	0	0	0	0	(43)	(407)	0	0
Administrative Class	(4,449)	(40,542)	(7,825)	(73,146)	(3)	(34)	0	0
Class D	(299)	(2,726)	(4)	(32)	0	0	0	0
Other Classes	0	0	0	0	(1,392)	(12,962)	(2,465)	(22,771)
Net increase (decrease) resulting from Fund share transactions	5,544	$61,618	(21,684)	$(216,224)	5,620	$54,401	(7,619)	$(65,095)

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of AGI, and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain registered investment companies and other funds managed by PIMCO — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of March 31, 2010, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2006-2009, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Annual Report	March 31, 2010	115

Notes to Financial Statements  (Cont.)

As of March 31, 2010, the components of distributable taxable earnings are as follows (amounts in thousands):

Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
Developing Local Markets Fund	$0	$0	$8,612	$(17,872)	$(764,992)	$(20,219)
Emerging Local Bond Fund	59,860	0	123,385	(110,176)	(46,182)	0
Emerging Markets and Infrastructure Bond Fund	538	129	4,102	(181)	0	0
Emerging Markets Bond Fund	0	0	185,055	(13,059)	(138,762)	0
Foreign Bond Fund (Unhedged)	8,314	0	(116,720)	(28,309)	(90,451)	(538)
Foreign Bond Fund (U.S. Dollar-Hedged)	24,313	0	(28,996)	(61,693)	(37,923)	0
Global Bond Fund (Unhedged)	0	0	(28,938)	(11,482)	(22,977)	(7,695)
Global Bond Fund (U.S. Dollar-Hedged)	2,649	0	(5,429)	(2,055)	(4,004)	0

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2009 through March 31, 2010 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2010, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
Fund Name	2011	2012	2013	2014	2015	2016	2017	2018
Developing Local Markets Fund	$0	$0	$0	$0	$0	$0	$396,308	$368,684
Emerging Local Bond Fund	0	0	0	0	0	0	26,284	19,898
Emerging Markets Bond Fund	0	0	0	0	0	0	18,437	120,325
Foreign Bond Fund (Unhedged)	0	0	0	0	0	0	15,437	75,014
Foreign Bond Fund (U.S. Dollar-Hedged)	0	0	0	0	0	0	0	37,923
Global Bond Fund (Unhedged)	0	0	0	0	0	0	14,299	8,678
Global Bond Fund (U.S. Dollar-Hedged)	0	0	0	0	0	0	1,383	2,621

As of March 31, 2010, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)

Developing Local Markets Fund	$2,756,401	$34,007	$(34,588)	$(581)
Emerging Local Bond Fund	2,803,761	124,576	(40,109)	84,467
Emerging Markets and Infrastructure Bond Fund	157,913	4,081	(73)	4,008
Emerging Markets Bond Fund	2,617,186	189,319	(16,531)	172,788
Foreign Bond Fund (Unhedged)	2,567,722	50,838	(170,106)	(119,268)
Foreign Bond Fund (U.S. Dollar-Hedged)	2,586,625	98,259	(131,403)	(33,144)
Global Bond Fund (Unhedged)	952,804	22,537	(52,191)	(29,654)
Global Bond Fund (U.S. Dollar-Hedged)	246,219	5,138	(11,424)	(6,286)

(5)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals and passive foreign investment companies for federal income tax purposes.

116	PIMCO Funds	International Institutional Funds

March 31, 2010

For the fiscal years ended March 31, 2010 and March 31, 2009, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2010			March 31, 2009
	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)
Developing Local Markets Fund	$28,049	$0	$16,913	$195,714	$42,808	$0
Emerging Local Bond Fund	97,450	0	0	28,193	0	79,638
Emerging Markets and Infrastructure Bond Fund	2,601	0	0	N/A	N/A	N/A
Emerging Markets Bond Fund	28,442	0	122,276	204,324	30,709	1,208
Foreign Bond Fund (Unhedged)	69,122	0	0	313,950	8,508	29,009
Foreign Bond Fund (U.S. Dollar-Hedged)	165,125	15,501	0	274,978	0	0
Global Bond Fund (Unhedged)	48,719	0	0	114,391	0	7,216
Global Bond Fund (U.S. Dollar-Hedged)	12,297	0	0	15,996	0	0

(6)	Includes short-term capital gains, if any, distributed.
(7)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

13.  SUBSEQUENT EVENTS

Effective April 1, 2010, the minimum initial investment for shares of the Institutional Class, Class P and Administrative Class is $1 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors.

The investment adviser has determined that there are no additional material events that would require disclosure in the Funds’ financial statements.

Annual Report	March 31, 2010	117

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Institutional, Class P, Administrative and Class D Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Institutional, Class P, Administrative and Class D shares present fairly, in all material respects, the financial position of the Developing Local Markets Fund, Emerging Local Bond Fund, Emerging Markets and Infratstructure Bond Fund, Emerging Markets Bond Fund, Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged), Global Bond Fund (Unhedged), and Global Bond Fund (U.S. Dollar-Hedged), eight of the eighty funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2010, the results of each of their operations, the changes in each of their net assets and the financial highlights of the Funds for the Institutional, Class P, Administrative and Class D shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 21, 2010

118	PIMCO Funds	International Institutional Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht
CZK	Czech Koruna	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EGP	Egyptian Pound	NOK	Norwegian Krone	USD	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	UYU	Uruguayan Peso
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
AID	Agency International Development	KLIBOR	Kuala Lumpur Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	MBS	Mortgage-Backed Security

Annual Report	March 31, 2010	119

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2010) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2010 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2010 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2010 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2010 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Developing Local Markets Fund	0.00%	0.00%	$13,185	$0
Emerging Local Bond Fund	0.00%	0.00%	7,731	0
Emerging Markets and Infrastructure Bond Fund	0.00%	0.00%	446	243
Emerging Markets Bond Fund	0.00%	0.00%	30,507	0
Foreign Bond Fund (Unhedged)	0.01%	0.01%	38,850	0
Foreign Bond Fund (U.S. Dollar-Hedged)	0.02%	0.02%	56,219	0
Global Bond Fund (Unhedged)	0.03%	0.03%	17,476	0
Global Bond Fund (U.S. Dollar-Hedged)	0.07%	0.07%	3,585	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2011, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2010.

120	PIMCO Funds	International Institutional Funds

Management of the Trust

(Unaudited)

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (50) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	141	Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman and Trustee, PIMCO ETF Trust, Chairman and Trustee, PIMCO Equity Series, Chairman and Trustee, PIMCO Equity Series VIT, Director, StocksPLUS® Management, Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

Douglas M. Hodge* (52) Trustee	02/2010 to Present	Managing Director; Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Global Investors.	139	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (69) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm); Formerly, President, Houston Zoo. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.	141	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Trustee PIMCO Equity Series and Trustee, PIMCO Equity Series VIT.

Vern O. Curtis (75) Trustee	04/1987 to 02/1993 and 02/1995 to Present	Private Investor; Formerly, Director, PCM Fund, Inc.	141	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Trustee PIMCO Equity Series and Trustee, PIMCO Equity Series VIT.

J. Michael Hagan (70) Trustee	05/2000 to Present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing); Formerly, Director, PCM Fund, Inc.	139	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

Ronald C Parker (58) Trustee	07/2009 to Present	Adjunct Professor, Linfield College; Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer , Hampton Affiliates (forestry products)	139	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust

William J. Popejoy (72) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	139	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

Richard M. Weil served as Trustee of the Trust from February 2009 to January 2010. Effective January 22, 2010, Mr. Weil resigned as Trustee of the Trust. Mr. Weil also served as Managing Director and member of the Executive Committee at PIMCO. Total number of Funds in Fund Complex overseen by Mr. Weil was 131. Other Directorships held by Mr. Weil included Trustee of PIMCO Variable Insurance Trust and PIMCO ETF Trust.

* Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with PIMCO.

** Trustees serve until their successors are duly elected and qualified

Annual Report	March 31, 2010	121

Management of the Trust  (Cont.)

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (50) President	03/2009 to Present	Managing Director and member of Executive Committee, PIMCO.

David C. Flattum (45) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (39) Chief Compliance Officer	07/2004 to Present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (66) Senior Vice President	04/1987 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (51) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

J. Stephen King, Jr. (47) Vice President-Senior Counsel, Secretary	05/2005 to Present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (39) Vice President	05/2008 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (40) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (52) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Joshua D. Ratner (33) Assistant Secretary	10/2007 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.

Stacie D. Anctil (40) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

Erik C. Brown (42) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (35) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.

Richard M. Weil served as Senior Vice President of the Trust from May 2009 to January 2010. Effective January 22, 2010, Mr. Weil resigned as Senior Vice President of the Trust. Mr. Weil’s principal occupation during the past 5 years was Managing Director at PIMCO.

122	PIMCO Funds	International Institutional Funds

Privacy Policy

(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Annual Report	March 31, 2010	123

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PI27588 AR 033110

PIMCO Funds

Annual Report

MARCH 31, 2010

PIMCO Real Return Fund

Share Classes

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/edelivery.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

What a difference a year makes. In March 2009, financial markets generally reached their lows in response to one of the most severe systemic market crises since the Great Depression. Over the past twelve months, however, significant government intervention focused on unprecedented fiscal stimulus and near zero short-term interest rates helped to stabilize financial markets. As a result, risk sectors such as equity and high-yield credit benefited and rebounded in a methodic rally throughout the year.

In this environment, and broadly across all potential market environments, we look for ways to position our clients’ portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties. By designing and implementing global investment solutions for our clients, we can guide them through the investment journey. This becomes increasingly important as we look to meet the challenges associated with unwinding the significant excess monetary reserves created through quantitative easing policies and government asset purchase programs in the U.S., a rising sovereign debt burden, and the evolving reality of a desynchronized global economic recovery.

We are pleased that on January 12, 2010, Morningstar® named Bill Gross Fixed-Income Fund Manager of the Decade. This honor is particularly satisfying recognition reflecting the work of Bill Gross and a very talented and flexible team of PIMCO investment professionals in challenging and changing market conditions over the first decade of this new century.

Included below are highlights of the financial markets during our twelve-month fiscal reporting period:

•

The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25% and the Bank of England kept its key-lending rate at 0.50%, while the European Central Bank reduced its overnight rate by 0.25% to 1.00%. The Bank of Japan maintained its lending rate at 0.10%.

•

Returns on corporate bonds, mortgage-backed securities (“MBS”), and asset-backed securities (“ABS”) were positive as investors moved into higher yielding, riskier asset classes. The benchmark ten-year U.S. Treasury note yielded 3.83% at the end of the reporting period, or 1.12% higher than at March 31, 2009. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 7.69% for the reporting period.

•

Corporate bonds, especially high-yield bonds, were among the best performing fixed-income asset classes during the reporting period. Credit premiums continued to tighten, prompting strong new issuance in both the investment-grade and high-yield corporate bond markets. Improving corporate balance sheets among the largest corporations, as compared to a deteriorating U.S. government balance sheet, encouraged investors to prefer corporate bonds over U.S. Treasury securities.

•

Agency MBS performed better than comparable U.S. Treasury securities due in part to the success of the Federal Reserve’s MBS Purchase Program, which absorbed $1.25 trillion of Agency MBS since the program’s inception. Non-Agency MBS also performed well as a lack of new issuance over the last two years and anticipated demand from the U.S. Government’s Public-Private Investment Program caused prices to move higher. In the ABS market, the U.S. Government’s Term Asset-Backed Securities Loan Facility (“TALF”) was successful in inducing investor demand for high-quality consumer ABS.

•	Municipal bonds outperformed comparable U.S. Treasury securities as investors moved into higher yielding asset classes. The strong performance within the

2	PIMCO Funds

municipal bond sector was led by consistent demand from investors and lower tax-exempt supply due in large part to the Build America Bond program. The Barclays Capital Municipal Bond Index returned 9.69% for the reporting period.

•

U.S. Treasury Inflation-Protected Securities (“TIPS”) outperformed their nominal U.S. Treasury counterparts as breakeven inflation levels (or the difference between nominal and real yields) moved higher. Real yields declined while nominal yields generally rose as markets stabilized with signs of an economic recovery and the potential for an increase in inflation becoming more apparent. The Barclays Capital U.S. TIPS Index returned 6.18% for the reporting period. In addition, commodities index returns were positive, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 20.53% for the reporting period.

•

Emerging market (“EM”) bonds denominated in both U.S. dollars and local EM currencies performed well during the reporting period. Increasing concern over sovereign debt levels towards the latter part of the reporting period, namely in Greece and in some other developed countries, caused EM credit premiums to grow, but ultimately benefited EM returns given the generally stronger initial conditions and growth outlook of EM countries.

•

Equity markets worldwide trended higher as investors returned due to the low value of certain equities and the peak in the liquidation cycle in early March 2009. U.S. equities, as measured by the S&P 500 Index, returned 49.77% and international equities, as represented by the MSCI World Index, returned 52.37% for the reporting period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Funds

May 14, 2010

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

The Fund Manager of the Decade award, which is a new award from Morningstar, recognizes fund managers who have achieved excellent risk-adjusted results over the past ten years (2000-2009) and have an established record of serving shareholders well. While the awards focus on performance over the past decade, Morningstar takes into consideration other factors, including the fund manager’s strategy, approach to risk, size of the fund, and stewardship. Both individual fund managers and management teams are eligible, and being a previous winner of the Morningstar Fund Manager of the Year award isn’t a prerequisite. Morningstar’s fund analysts select the Fund Manager of the Decade award winners based on Morningstar’s proprietary research and in-depth evaluation.

Annual Report	March 31, 2010	3

Important Information About the Real Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities entails additional risks, including political and economic risk and the risk of currency fluctuations; these risks may be enhanced in emerging markets. High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on the Fund’s performance page is the inception date of the Class A, Class B and Class C shares. Class R shares were first offered in 12/02. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a Contingent Deferred Sales Charge (“CDSC”), which declines from 5% in the first year to 0% after the sixth year. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A Shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments.

The Cumulative Return chart assumes the initial investment of $10,000 was made at the beginning of the first full month following the class’s inception. The chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund. The Fund assumes its performance against the Barclays Capital U.S. TIPS Index. The index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities (“TIPS”) rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. It is not possible to invest directly in the index. In addition to its benchmark, the Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

4	PIMCO Funds

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Fund’s website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from October 1, 2009 to March 31, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2010	5

PIMCO Real Return Fund	Class A:	PRTNX
	Class B:	PRRBX
	Class C:	PRTCX
	Class R:	PRRRX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	A curve-steepening bias in the U.S. benefited performance as the thirty-year U.S. Treasury yield increased more than the two-year U.S. Treasury yield over the period.

•	Exposure to U.S. corporate securities benefited performance as corporate spreads over U.S. Treasuries decreased over the period.

•	An emphasis on Japanese inflation-linked bonds between April 2009 and November 2009 benefited performance as the ten-year Japanese real yield declined.

•	Holdings of U.S. Agency mortgage-backed securities benefited performance as mortgage spreads tightened over the period.

•

A below-index U.S. Treasury Inflation-Protected Securities (“TIPS”) duration (or sensitivity to changes in market interest rates) detracted from performance as U.S. real yields generally declined over the period.

•	A below-index European real duration detracted from performance as the ten-year European real yield declined over the period.

Allocation Breakdown‡

U.S. Treasury Obligations	78.0%
Corporate Bonds & Notes	11.1%
Foreign Currency-Denominated Issues	3.2%
Asset-Backed Securities	3.1%
Short-Term Instruments	0.8%
Other	3.8%
‡	% of Total Investments as of 03/31/10

6	PIMCO Funds

Average Annual Total Return for the period ended March 31, 2010
	1 Year	5 Years	10 Years	Fund Inception (01/29/97)
PIMCO Real Return Fund Class A	13.00%	4.89%	7.33%	6.95%
PIMCO Real Return Fund Class A (adjusted)	9.60%	4.25%	7.01%	6.70%
PIMCO Real Return Fund Class B	12.16%	4.11%	6.77%	6.52%
PIMCO Real Return Fund Class B (adjusted)	7.16%	3.78%	6.77%	6.52%
PIMCO Real Return Fund Class C (adjusted)	11.44%	4.37%	6.80%	6.41%
PIMCO Real Return Fund Class R	12.72%	4.63%	7.06%	6.66%
Barclays Capital U.S. TIPS Index	6.18%	4.82%	7.30%	6.53%	*
Lipper Treasury Inflation Protected Securities Funds Average	7.16%	3.76%	6.42%	6.16%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.15% for Class A shares, 1.87% for Class B shares, 1.64% for Class C shares, and 1.44% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through March 31, 2010

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R
Beginning Account Value (10/01/09)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (03/31/10)	1,032.58	1,028.77	1,030.03	1,031.32	1,020.44	1,016.70	1,017.95	1,019.20
Expenses Paid During Period†	4.56	8.35	7.09	5.82	4.53	8.30	7.04	5.79

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.40% for Class C, and 1.15% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2010	7

Benchmark Descriptions

Index	Description

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Since June 2007 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

8	PIMCO Funds

Schedule of Investments Real Return Fund	March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%
Daimler Finance North America LLC
4.230% due 08/03/2012	$15,832	$15,832
Ford Motor Co.
3.230% due 12/15/2013	261	252
3.260% due 12/15/2013	4,552	4,408

Total Bank Loan Obligations (Cost $20,152)		20,492

CORPORATE BONDS & NOTES 12.0%

BANKING & FINANCE 10.0%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	16,000	17,442
American Express Bank FSB
0.359% due 05/29/2012	350	345
5.500% due 04/16/2013	3,700	3,965
American Express Centurion Bank
5.200% due 11/26/2010	22,400	23,016
American Express Credit Corp.
5.875% due 05/02/2013	2,474	2,682
American General Finance Corp.
0.507% due 12/15/2011	700	655
4.875% due 07/15/2012	3,200	3,016
5.900% due 09/15/2012	300	287
6.900% due 12/15/2017	400	351
American Honda Finance Corp.
1.003% due 06/20/2011	142,500	142,551
American International Group, Inc.
0.361% due 10/18/2011	7,100	6,802
4.950% due 03/20/2012	400	408
5.450% due 05/18/2017	600	552
5.850% due 01/16/2018	6,700	6,234
8.175% due 05/15/2068	26,700	22,762
8.250% due 08/15/2018	22,000	23,119
ANZ National International Ltd.
0.691% due 08/19/2014	35,000	35,337
6.200% due 07/19/2013	33,900	37,384
Australia & New Zealand Banking Group Ltd.
0.538% due 06/18/2012	23,500	23,454
Bank of America Corp.
5.375% due 06/15/2014	1,000	1,051
7.375% due 05/15/2014	6,300	7,091
Bank of America N.A.
0.799% due 06/23/2010	8,600	8,611
Barclays Bank PLC
6.050% due 12/04/2017	19,600	20,240
7.434% due 09/29/2049	8,700	8,700
10.179% due 06/12/2021	7,120	9,309
Bear Stearns Cos. LLC
0.460% due 08/15/2011	5,000	5,003

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Brookfield Asset Management, Inc.
5.800% due 04/25/2017	$2,500	$2,442
Caelus Re Ltd.
6.502% due 06/07/2011	3,900	3,877
Caterpillar Financial Services Corp.
0.776% due 06/25/2010	135,000	135,164
Citigroup Capital XXI
8.300% due 12/21/2077	6,200	6,308
Citigroup Funding, Inc.
1.299% due 05/07/2010	58,800	58,850
Citigroup, Inc.
0.340% due 05/18/2011	1,200	1,193
0.400% due 05/18/2010	3,900	3,900
5.500% due 04/11/2013	23,400	24,605
6.000% due 02/21/2012	10,000	10,611
6.500% due 08/19/2013	10,000	10,788
Commonwealth Bank of Australia
0.538% due 09/17/2014	66,900	67,225
0.634% due 12/10/2012	2,000	2,001
0.751% due 06/25/2014	62,000	62,854
Countrywide Financial Corp.
5.800% due 06/07/2012	36,100	38,394
Danske Bank A/S
5.914% due 12/29/2049	7,000	6,177
Dexia Credit Local
0.899% due 09/23/2011	21,500	21,663
Ford Motor Credit Co. LLC
3.001% due 01/13/2012	5,200	5,057
7.500% due 08/01/2012	3,500	3,626
7.800% due 06/01/2012	14,840	15,399
8.000% due 12/15/2016	2,750	2,900
Foundation Re II Ltd.
7.000% due 11/26/2010	10,300	10,213
General Electric Capital Corp.
0.253% due 12/21/2012	4,100	4,103
0.601% due 09/28/2011	7,775	7,756
GMAC, Inc.
6.000% due 04/01/2011	2,300	2,295
7.250% due 03/02/2011	5,300	5,419
Goldman Sachs Group, Inc.
0.551% due 06/28/2010	500	500
0.701% due 03/22/2016	1,000	950
HBOS PLC
6.750% due 05/21/2018	34,800	32,023
HCP, Inc.
6.300% due 09/15/2016	2,000	2,034
6.700% due 01/30/2018	5,000	5,103
HSBC Finance Corp.
0.460% due 08/09/2011	1,200	1,193
0.500% due 05/10/2010	2,400	2,401

See Accompanying Notes	Annual Report	March 31, 2010	9

Schedule of Investments Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ING Bank NV
0.881% due 01/13/2012	$13,600	$13,578
3.900% due 03/19/2014	7,200	7,564
International Lease Finance Corp.
4.875% due 09/01/2010	850	850
5.000% due 04/15/2010	5,515	5,516
5.625% due 09/20/2013	1,800	1,699
6.625% due 11/15/2013	10,500	10,227
JPMorgan Chase & Co.
0.331% due 06/25/2010	500	500
JPMorgan Chase & Co., Inc. CPI Linked Bond
0.615% due 02/15/2012	4,000	4,022
Kamp Re 2005 Ltd.
0.330% due 12/14/2010 (a)	1,471	427
LeasePlan Corp. NV
3.000% due 05/07/2012	17,440	18,030
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	10,200	2,397
6.200% due 09/26/2014 (a)	3,900	926
6.875% due 05/02/2018 (a)	32,405	7,818
7.000% due 09/27/2027 (a)	4,500	1,069
7.500% due 05/11/2038 (a)	5,000	25
Lloyds TSB Bank PLC
12.000% due 12/29/2049	22,500	25,112
Longpoint Re Ltd.
5.507% due 11/08/2011	11,200	11,203
Macquarie Bank Ltd.
3.300% due 07/17/2014	21,700	22,014
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,500	2,650
Merna Reinsurance Ltd.
0.901% due 06/30/2012	29,100	28,794
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013	3,000	3,176
5.450% due 07/15/2014	7,800	8,165
Metropolitan Life Global Funding I
0.290% due 05/17/2010	1,700	1,700
0.651% due 07/13/2011	1,600	1,599
1.001% due 06/25/2010	126,400	126,617
2.154% due 06/10/2011	2,000	2,034
5.125% due 04/10/2013	14,800	15,900
Morgan Stanley
0.338% due 05/07/2010	10,000	10,001
0.501% due 01/18/2011	11,735	11,738
0.540% due 04/19/2012	1,500	1,467
0.731% due 10/15/2015	500	464
2.350% due 05/14/2010	27,500	27,560
5.626% due 05/16/2018	688	702
6.750% due 04/15/2011	7,000	7,391
Pacific Life Global Funding
5.150% due 04/15/2013	11,100	11,711

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pearson Dollar Finance PLC
5.500% due 05/06/2013	$3,000	$3,196
6.250% due 05/06/2018	19,200	20,571
Pricoa Global Funding I
1.052% due 06/04/2010	101,500	101,625
Prudential Financial, Inc.
4.671% due 06/10/2013	32,500	32,102
Residential Reinsurance 2007 Ltd.
7.502% due 06/07/2010	5,900	5,936
10.502% due 06/07/2010	20,000	20,235
SLM Corp.
0.409% due 07/26/2010	300	296
SLM Corp. CPI Linked Bond
3.876% due 06/15/2010	472	469
4.770% due 02/01/2014	1,000	844
Svenska Handelsbanken AB
1.257% due 09/14/2012	25,000	25,199
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	3,300	3,671
8.700% due 08/07/2018	22,200	26,671
UBS AG
1.352% due 02/23/2012	130,100	130,792
Vita Capital III Ltd.
1.371% due 01/01/2012	7,900	7,606
Wells Fargo & Co.
0.449% due 10/28/2015	1,200	1,136
7.980% due 03/29/2049	6,300	6,615
Wells Fargo Capital X
5.950% due 12/15/2086	15,000	13,828
Westpac Banking Corp.
0.534% due 09/10/2014	10,400	10,428
2.700% due 12/09/2014	6,700	6,660

		1,779,917

INDUSTRIALS 1.8%
AutoZone, Inc.
6.500% due 01/15/2014	5,000	5,539
Cardinal Health, Inc.
6.000% due 06/15/2017	6,195	6,543
Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,772
Con-way, Inc.
7.250% due 01/15/2018	10,000	10,606
CSX Corp.
6.250% due 03/15/2018	5,000	5,411
DISH DBS Corp.
6.375% due 10/01/2011	6,597	6,877
7.000% due 10/01/2013	3,800	3,971

10	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dow Chemical Co.
2.499% due 08/08/2011	$30,400	$30,942
Gaz Capital S.A.
7.343% due 04/11/2013	5,800	6,315
8.146% due 04/11/2018	7,900	8,947
HCA, Inc.
7.250% due 09/15/2020	16,425	16,692
Jones Apparel Group, Inc.
5.125% due 11/15/2014	10,000	10,013
Limited Brands, Inc.
6.900% due 07/15/2017	3,200	3,280
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012	3,000	3,165
5.875% due 01/15/2013	2,000	2,100
7.450% due 07/15/2017	3,000	3,195
8.875% due 07/15/2015	13,000	14,755
Marriott International, Inc.
5.810% due 11/10/2015	5,000	5,216
Masco Corp.
5.850% due 03/15/2017	8,000	7,804
5.875% due 07/15/2012	3,000	3,139
Mattel, Inc.
5.625% due 03/15/2013	20,000	21,553
Motorola, Inc.
6.000% due 11/15/2017	4,000	4,146
New York Times Co.
5.000% due 03/15/2015	5,000	4,556
Office Depot, Inc.
6.250% due 08/15/2013	10,000	9,863
Rexam PLC
6.750% due 06/01/2013	13,600	14,926
Reynolds American, Inc.
0.957% due 06/15/2011	1,500	1,494
7.250% due 06/01/2012	15,000	16,395
7.250% due 06/01/2013	10,000	11,127
Rohm and Haas Co.
5.600% due 03/15/2013	7,000	7,472
RPM International, Inc.
6.500% due 02/15/2018	8,550	8,926
RR Donnelley & Sons Co.
4.950% due 04/01/2014	10,000	10,059
11.250% due 02/01/2019	5,500	6,912
Ryder System, Inc.
6.000% due 03/01/2013	1,100	1,182
7.200% due 09/01/2015	3,900	4,393
Sealed Air Corp.
5.625% due 07/15/2013	10,000	10,576
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	3,000	3,165

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tate & Lyle International Finance PLC
6.625% due 06/15/2016	$3,500	$3,712
Trane U.S., Inc.
5.500% due 04/01/2015	6,000	6,193
Tyco Electronics Group S.A.
6.550% due 10/01/2017	4,000	4,407
Tyson Foods, Inc.
8.250% due 10/01/2011	10,000	10,825
UnitedHealth Group, Inc.
4.875% due 02/15/2013	2,300	2,461

		321,625

UTILITIES 0.2%
CenturyTel, Inc.
6.000% due 04/01/2017	10,803	11,045
Enel Finance International S.A.
5.700% due 01/15/2013	12,100	13,095
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,450	2,548
Qwest Corp.
8.875% due 03/15/2012	300	330
Vodafone Group PLC
0.532% due 02/27/2012	2,000	2,002

		29,020

Total Corporate Bonds & Notes (Cost $2,114,028)		2,130,562

MUNICIPAL BONDS & NOTES 0.5%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	2,630	2,643
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 01/01/2036	2,000	1,968
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024	6,770	6,807
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	4,100	3,209
5.125% due 06/01/2047	700	447
5.750% due 06/01/2047	6,400	4,523
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2009
7.013% due 06/01/2039	13,000	13,937
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039	6,700	6,616

See Accompanying Notes	Annual Report	March 31, 2010	11

Schedule of Investments Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	$1,700	$1,606
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.770% due 03/15/2039	12,000	11,877
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	200	155
5.875% due 06/01/2047	10,200	7,428
6.000% due 06/01/2042	8,900	6,605
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	31,600	1,832
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	1,925	1,951
6.125% due 06/01/2032	740	703
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,186
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	360	369
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	12,650	10,058
Will County, Illinois Community Unit School District No. 201-Crete-Monee General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
0.000% due 11/01/2022	9,990	5,183

Total Municipal Bonds & Notes (Cost $96,394)		90,103

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
0.289% due 07/25/2037	5,312	5,089
0.359% due 03/25/2036	2,231	2,025
0.369% due 04/25/2035	91	87
0.429% due 10/27/2037	13,500	13,479
0.579% due 07/25/2021 - 05/25/2042	201	200
0.674% due 02/25/2037	14,614	14,359
1.542% due 04/01/2032	135	139
1.671% due 06/01/2043 - 10/01/2044	4,246	4,188
2.078% due 04/01/2027	119	123
2.372% due 04/01/2033	874	884

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.295% due 05/25/2035	$113	$113
3.715% due 11/01/2033	43	45
3.819% due 02/01/2034	50	51
3.892% due 10/01/2033	11	11
4.164% due 04/01/2035	571	595
4.400% due 02/01/2032	7	8
4.679% due 12/01/2036	329	345
4.707% due 05/01/2035	849	877
4.912% due 09/01/2034	311	324
5.000% due 06/25/2027	1,574	1,596
5.055% due 09/01/2034	192	201
5.486% due 05/01/2036	307	320
5.950% due 02/25/2044	28	30
6.500% due 06/25/2028	96	105
Federal Housing Administration
7.430% due 12/01/2020	62	62
Freddie Mac
0.489% due 08/25/2031	525	499
0.500% due 01/15/2037	241	239
0.509% due 09/25/2031	1,268	1,225
0.580% due 12/15/2030	3,053	3,051
1.681% due 10/25/2044 - 02/25/2045	6,546	6,270
1.881% due 07/25/2044	505	484
2.708% due 01/01/2034	538	557
3.548% due 01/01/2034	906	931
3.738% due 06/01/2033	624	650
4.500% due 07/15/2020	2,000	2,096
5.250% due 08/15/2011	1,106	1,135
5.500% due 05/15/2016	1,366	1,376
6.346% due 09/01/2036	735	775
6.500% due 01/25/2028	50	54
6.514% due 10/01/2036	632	666
6.611% due 07/01/2036	547	578
7.000% due 10/15/2030	178	194
Ginnie Mae
0.650% due 06/16/2031 - 03/16/2032	115	116
2.750% due 12/20/2035	1,536	1,558
3.625% due 07/20/2035	66	68
Small Business Administration
5.490% due 03/01/2028	6,736	7,205
5.902% due 02/10/2018	4,999	5,498

Total U.S. Government Agencies (Cost $79,286)		80,481

U.S. TREASURY OBLIGATIONS 84.3%
Treasury Inflation Protected Securities (d)
0.625% due 04/15/2013	158,987	162,154
1.250% due 04/15/2014	307,745	318,420
1.375% due 07/15/2018	107,792	108,036
1.375% due 01/15/2020	288,790	283,511
1.625% due 01/15/2015	242,002	253,081

12	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 01/15/2028	$71,743	$68,066
1.875% due 07/15/2013 (i)	941,161	996,675
1.875% due 07/15/2015	784,317	830,886
1.875% due 07/15/2019	398,373	411,040
2.000% due 04/15/2012	464,245	486,550
2.000% due 01/15/2014 (i)	1,139,269	1,210,740
2.000% due 07/15/2014	563,405	599,894
2.000% due 01/15/2016	636,869	676,574
2.000% due 01/15/2026	661,050	659,191
2.125% due 01/15/2019	300,441	316,942
2.125% due 02/15/2040	150,764	149,869
2.375% due 04/15/2011	127,606	131,813
2.375% due 01/15/2017	256,490	277,350
2.375% due 01/15/2025 (i)	1,211,460	1,270,330
2.375% due 01/15/2027	309,160	322,758
2.500% due 07/15/2016	725,171	793,268
2.500% due 01/15/2029	396,283	419,843
2.625% due 07/15/2017	783,183	861,808
3.000% due 07/15/2012	744,432	802,591
3.375% due 01/15/2012	68,631	73,499
3.375% due 04/15/2032 (i)	64,108	77,961
3.500% due 01/15/2011	241	250
3.625% due 04/15/2028	995,676	1,215,892
3.875% due 04/15/2029	938,259	1,192,470
U.S. Treasury Notes
2.375% due 02/28/2015	39,300	39,039

Total U.S. Treasury Obligations (Cost $14,634,441)		15,010,501

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 2.8%
1211 Finance Corp.
7.745% due 04/11/2035	$10,350	$10,369
American Home Mortgage Assets
0.419% due 05/25/2046	1,298	689
0.419% due 09/25/2046	1,076	568
0.439% due 10/25/2046	19,231	9,681
Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049	10,000	9,028
5.739% due 05/10/2045	12,525	12,994
5.744% due 02/10/2051	10,000	9,719
Banc of America Funding Corp.
4.484% due 02/20/2036	30,357	27,606
5.753% due 10/25/2036	879	537
5.837% due 01/25/2037	693	362
5.888% due 04/25/2037	500	317
6.030% due 01/20/2047	1,205	844
Banc of America Large Loan, Inc.
0.740% due 08/15/2029	771	696
BCAP LLC Trust
0.399% due 01/25/2037	14,311	7,358
Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	5,435	5,077
2.560% due 08/25/2035	8,092	7,544
2.810% due 03/25/2035	18,848	17,648
2.934% due 03/25/2035	5,677	5,380
3.048% due 11/25/2030	164	146
3.537% due 02/25/2034	294	251
3.553% due 01/25/2034	987	936
3.558% due 01/25/2035	5,137	4,649
3.705% due 01/25/2034	2,217	1,981
5.394% due 05/25/2047	5,282	3,669
5.726% due 02/25/2036	996	660
Bear Stearns Alt-A Trust
3.478% due 05/25/2035	177	133
3.854% due 08/25/2036	910	477
5.158% due 09/25/2035	260	193
5.198% due 08/25/2036	900	268
5.590% due 11/25/2036	2,827	1,848
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	1	1
Bear Stearns Mortgage Funding Trust
0.299% due 02/25/2037	115	113
Chase Mortgage Finance Corp.
3.642% due 02/25/2037	425	405
Citigroup Commercial Mortgage Trust
5.699% due 12/10/2049	3,116	3,107
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	6,431	5,758
2.990% due 12/25/2035	1,659	1,512
3.075% due 03/25/2034	725	707

See Accompanying Notes	Annual Report	March 31, 2010	13

Schedule of Investments Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.098% due 08/25/2035	$2,226	$1,971
4.248% due 08/25/2035	6,509	5,766
5.629% due 07/25/2046	4,835	3,458
5.969% due 09/25/2037	2,809	1,916
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	5,900	5,908
Countrywide Alternative Loan Trust
0.399% due 01/25/2037	1,500	770
0.409% due 02/20/2047	213	107
0.424% due 12/20/2046	13,049	6,751
0.439% due 07/20/2046	17,429	6,894
1.471% due 12/25/2035	4,598	2,512
5.849% due 02/25/2037	14,035	9,777
6.000% due 01/25/2037	7,893	5,078
6.000% due 02/25/2037	280	198
Countrywide Home Loan Mortgage Pass-Through Trust
0.569% due 06/25/2035	8,703	7,680
2.877% due 01/20/2035	527	405
5.229% due 01/20/2035	602	555
5.265% due 02/25/2047	1,103	654
5.307% due 04/25/2035	4,132	3,294
5.380% due 03/25/2037	1,045	598
5.480% due 02/20/2036	592	393
5.531% due 04/20/2036	1,061	720
Credit Suisse First Boston Mortgage Securities Corp.
2.689% due 04/25/2034	567	534
4.938% due 12/15/2040	4	4
Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037	800	395
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	489	280
Deutsche ALT-A Securities, Inc.
5.505% due 10/25/2035	775	544
First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	878	601
First Horizon Asset Securities, Inc.
5.343% due 08/25/2035	477	424
First Republic Mortgage Loan Trust
0.530% due 08/15/2032	111	99
First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035	7,500	7,712
GE Capital Commercial Mortgage Corp.
4.706% due 05/10/2043	997	996
4.970% due 08/11/2036	1,711	1,773
GMAC Commercial Mortgage Securities, Inc.
5.238% due 11/10/2045	600	613
Greenpoint Mortgage Funding Trust
0.309% due 10/25/2046	26	24
0.309% due 01/25/2047	321	295

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.499% due 11/25/2045	$19	$11
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,200	1,169
GS Mortgage Securities Corp. II
6.624% due 05/03/2018	300	315
GSR Mortgage Loan Trust
2.954% due 09/25/2035	23,774	21,953
Harborview Mortgage Loan Trust
0.419% due 07/21/2036	2,682	1,459
0.469% due 03/19/2036	2,320	1,292
0.569% due 06/20/2035	840	638
3.174% due 04/19/2034	605	519
Homebanc Mortgage Trust
5.837% due 04/25/2037	1,600	851
Impac CMB Trust
1.129% due 10/25/2033	1,247	1,035
Impac Secured Assets CMN Owner Trust
0.309% due 01/25/2037	151	147
Indymac INDA Mortgage Loan Trust
5.849% due 08/25/2036	1,500	971
Indymac INDB Mortgage Loan Trust
0.529% due 11/25/2035	541	240
Indymac Index Mortgage Loan Trust
0.319% due 11/25/2046	11	11
0.429% due 06/25/2047	5,486	2,723
0.529% due 06/25/2037	1,010	375
2.948% due 12/25/2034	336	243
5.000% due 08/25/2035	1,340	961
5.202% due 01/25/2036	691	521
5.221% due 09/25/2035	720	408
5.281% due 10/25/2035	605	458
5.683% due 06/25/2036	1,100	804
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	13,300	12,987
5.746% due 02/12/2049	13,000	12,938
5.794% due 02/12/2051	1,210	1,209
JPMorgan Mortgage Trust
4.830% due 12/25/2034	193	195
4.857% due 04/25/2035	459	441
5.366% due 08/25/2035	1,400	1,226
5.500% due 10/25/2035	492	400
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039	7,069	7,200
5.424% due 02/15/2040	5,400	5,239
5.866% due 09/15/2045	14,000	13,803
Luminent Mortgage Trust
0.409% due 12/25/2036	3,576	1,766
MASTR Adjustable Rate Mortgages Trust
0.439% due 04/25/2046	4,895	2,601

14	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.019% due 12/25/2033	$1,043	$871
3.615% due 12/25/2033	279	232
MASTR Alternative Loans Trust
0.629% due 03/25/2036	1,895	725
Mellon Residential Funding Corp.
0.580% due 11/15/2031	694	655
0.660% due 08/15/2032	518	472
0.670% due 12/15/2030	1,018	919
0.712% due 06/15/2030	508	429
2.610% due 10/20/2029	218	207
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	2,937	2,774
Merrill Lynch Floating Trust
0.300% due 06/15/2022	1,993	1,822
Merrill Lynch Mortgage Investors, Inc.
0.439% due 02/25/2036	652	471
Merrill Lynch Mortgage Trust
5.656% due 05/12/2039	15,125	15,742
MLCC Mortgage Investors, Inc.
0.479% due 11/25/2035	2,808	2,319
0.644% due 03/25/2030	191	163
0.989% due 11/25/2029	127	104
1.229% due 10/25/2035	410	329
4.250% due 10/25/2035	6,575	6,025
Morgan Stanley Capital I
5.880% due 06/11/2049	2,090	2,068
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	600	297
Nomura Asset Acceptance Corp.
5.514% due 02/25/2036	583	278
5.820% due 03/25/2047	1,200	968
6.138% due 03/25/2047	1,100	898
Provident Funding Mortgage Loan Trust
2.846% due 04/25/2034	134	129
3.018% due 08/25/2033	196	180
Residential Accredit Loans, Inc.
0.409% due 06/25/2046	21,621	8,050
0.509% due 12/25/2045	3,383	1,845
1.831% due 09/25/2045	355	187
5.665% due 09/25/2035	1,009	681
Residential Asset Securitization Trust
0.629% due 01/25/2046	194	88
0.679% due 12/25/2036	2,747	976
5.500% due 06/25/2033	1,248	1,253
6.250% due 10/25/2036	3,938	2,192
Salomon Brothers Mortgage Securities VII, Inc.
6.500% due 09/25/2033	3,111	2,959
Sequoia Mortgage Trust
0.579% due 10/19/2026	30	23
0.609% due 10/20/2027	334	275

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.629% due 10/20/2027	$435	$374
1.129% due 12/20/2032	455	390
Structured Adjustable Rate Mortgage Loan Trust
1.871% due 01/25/2035	15	7
5.139% due 08/25/2035	407	296
5.233% due 05/25/2036	1,500	959
5.347% due 11/25/2035	679	443
5.369% due 09/25/2036	1,500	802
6.000% due 10/25/2037	990	500
Structured Asset Mortgage Investments, Inc.
0.299% due 08/25/2036	6	6
0.329% due 09/25/2047	461	451
0.359% due 03/25/2037	449	239
0.419% due 07/25/2046	11,779	6,232
0.439% due 04/25/2036	2,537	1,373
0.439% due 05/25/2046	8,745	4,201
0.479% due 07/19/2035	1,241	902
0.539% due 12/25/2035	789	425
0.559% due 10/19/2034	13	12
0.579% due 03/19/2034	837	723
0.889% due 09/19/2032	787	661
5.450% due 08/25/2036	12,621	6,559
TBW Mortgage-Backed Pass- Through Certificates
5.970% due 09/25/2036	1,278	679
Thornburg Mortgage Securities Trust
0.329% due 03/25/2037	630	603
0.339% due 11/25/2046	317	309
0.349% due 10/25/2046	50	49
Wachovia Bank Commercial Mortgage Trust
0.310% due 06/15/2020	10,984	9,705
0.322% due 09/15/2021	2,159	1,928
5.418% due 01/15/2045	510	518
5.617% due 05/15/2046	2,700	2,788
WaMu Mortgage Pass-Through Certificates
0.489% due 11/25/2045	9,055	6,965
0.519% due 07/25/2045	87	67
0.519% due 10/25/2045	149	115
0.569% due 01/25/2045	3,663	2,540
0.650% due 10/25/2044	1,246	772
0.769% due 12/25/2027	576	501
1.171% due 03/25/2047	16,140	9,448
1.291% due 12/25/2046	7,223	3,995
1.671% due 11/25/2042	4	3
1.871% due 06/25/2042	450	351
2.385% due 03/25/2033	132	121
2.784% due 03/25/2034	456	422
3.078% due 02/27/2034	2,524	2,394
3.328% due 07/25/2046	58	40
3.653% due 03/25/2035	537	485
4.888% due 08/25/2035	3,332	3,249
5.077% due 12/25/2035	1,108	1,016
5.266% due 01/25/2037	5,138	3,814

See Accompanying Notes	Annual Report	March 31, 2010	15

Schedule of Investments Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.313% due 03/25/2037	$16,100	$13,813
5.448% due 04/25/2037	3,549	2,413
5.562% due 12/25/2036	3,206	2,314
5.638% due 05/25/2037	8,272	5,522
5.677% due 02/25/2037	9,553	6,926
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.441% due 05/25/2046	3,662	1,844

Total Mortgage-Backed Securities (Cost $518,793)		498,909

ASSET-BACKED SECURITIES 3.3%
AMMC CDO
0.488% due 08/08/2017	15,300	13,900
ARES CLO Funds
0.483% due 03/12/2018	20,281	19,256
Asset-Backed Funding Certificates
0.579% due 06/25/2034	1,968	1,513
BA Credit Card Trust
0.810% due 04/15/2013	2,092	2,096
Bank of America Auto Trust
1.160% due 02/15/2012	22,000	22,063
Bear Stearns Asset-Backed Securities Trust
0.339% due 11/25/2036	1,189	805
0.559% due 01/25/2036	264	260
0.679% due 03/25/2043	15	15
1.229% due 10/25/2037	1,728	1,142
1.479% due 08/25/2037	3,362	2,062
Capital Auto Receivables Asset Trust
0.290% due 05/15/2011	150	150
1.150% due 03/15/2011	27	27
Carrington Mortgage Loan Trust
0.279% due 01/25/2037	625	598
0.549% due 10/25/2035	218	205
Chase Issuance Trust
0.250% due 03/15/2013	10,400	10,390
0.270% due 02/15/2013	250	250
0.680% due 09/17/2012	50,500	50,579
1.757% due 09/15/2015	14,000	14,579
Countrywide Asset-Backed Certificates
0.279% due 06/25/2047	300	289
Denver Arena Trust
6.940% due 11/15/2019	515	464
Equity One ABS, Inc.
0.529% due 04/25/2034	160	106
Ford Credit Auto Owner Trust
1.210% due 01/15/2012	700	702
1.650% due 06/15/2012	134,890	135,784
Fremont Home Loan Trust
0.279% due 10/25/2036	330	322

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Indymac Residential Asset-Backed Trust
0.359% due 04/25/2047	$1,188	$1,162
JPMorgan Mortgage Acquisition Corp.
0.279% due 10/25/2036	518	493
0.309% due 03/25/2037	900	839
Lehman XS Trust
0.309% due 11/25/2046	9	9
MASTR Asset-Backed Securities Trust
0.289% due 11/25/2036	116	116
MBNA Credit Card Master Note Trust
0.480% due 12/16/2013	2,000	1,996
Merrill Lynch Mortgage Investors, Inc.
0.309% due 09/25/2037	172	48
0.349% due 02/25/2037	352	214
Morgan Stanley ABS Capital I
1.029% due 07/25/2037	1,096	999
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037	861	655
6.000% due 07/25/2047	550	398
Park Place Securities, Inc.
0.541% due 10/25/2034	237	229
Popular ABS Mortgage Pass-Through Trust
0.319% due 06/25/2047	42	38
Renaissance Home Equity Loan Trust
0.729% due 12/25/2033	1,333	1,068
Residential Asset Securities Corp.
0.299% due 02/25/2037	324	311
SACO I, Inc.
0.289% due 05/25/2036	1,151	855
Securitized Asset-Backed Receivables LLC Trust
0.359% due 05/25/2037	1,836	1,278
SLM Student Loan Trust
0.329% due 04/26/2021	482	481
1.749% due 04/25/2023	293,566	303,957
Specialty Underwriting & Residential Finance
0.289% due 01/25/2038	256	199
Structured Asset Securities Corp.
0.279% due 10/25/2036	110	109
0.519% due 01/25/2033	11	9
USAA Auto Owner Trust
4.160% due 04/16/2012	792	802
WaMu Asset-Backed Certificates
0.279% due 01/25/2037	400	321
Wells Fargo Home Equity Trust
0.479% due 12/25/2035	71	70

Total Asset-Backed Securities (Cost $584,532)		594,213

16	PIMCO Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.3%
Export-Import Bank of Korea
0.471% due 10/04/2011		$17,150	$17,180
Qatar Government International Bond
5.250% due 01/20/2020		20,000	20,860
6.400% due 01/20/2040		11,100	11,655

Total Sovereign Issues (Cost $48,172)			49,695

FOREIGN CURRENCY-DENOMINATED ISSUES 3.5%
American General Finance Corp.
3.250% due 01/16/2013	EUR	15,300	17,469
American International Group, Inc.
0.820% due 04/26/2011		1,600	2,119
8.625% due 05/22/2068	GBP	5,600	7,032
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	59,400	56,494
4.000% due 08/20/2015		31,500	47,291
4.000% due 08/20/2020		44,700	64,499
Barclays Bank PLC
14.000% due 11/29/2049	GBP	8,000	15,885
Brazil Government International Bond
10.250% due 01/10/2028	BRL	2,750	1,570
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010		5,400	5,816
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		57,679	31,604
10.000% due 01/01/2017		8,500	4,294
Canada Government Bond
2.000% due 12/01/2014	CAD	61,500	58,448
2.500% due 06/01/2015		154,600	149,281
Canada Government CPI Linked Bond
3.000% due 12/01/2036		7,822	10,113
4.250% due 12/01/2021		17,594	22,822
EMF-NL
1.430% due 04/17/2041	EUR	1,662	2,113
1.480% due 04/17/2041		7,500	7,792
1.530% due 04/17/2041		1,000	897
FCE Bank PLC
7.125% due 01/16/2012		5,700	7,910
7.875% due 02/15/2011	GBP	2,000	3,115
France Government
1.300% due 07/25/2019 (d)	EUR	2,304	3,192
Green Valley Ltd.
4.292% due 01/10/2011		5,100	6,884

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lehman Brothers Holdings, Inc.
1.150% due 10/26/2010 (a)	JPY	1,600,000	$3,294
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	13,400	18,207
Merrill Lynch & Co., Inc.
1.006% due 06/29/2012		3,100	4,038
1.385% due 09/27/2012		4,900	6,459
Republic of Germany
4.250% due 07/04/2018		33,500	49,662
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		5,000	4,255

Total Foreign Currency-Denominated Issues (Cost $604,115)			612,555

		SHARES
COMMON STOCKS 0.0%
Royal Bank of Scotland
Group PLC (b)		10,620,687	7,091

Total Common Stocks (Cost $6,200)			7,091

CONVERTIBLE PREFERRED SECURITIES 0.1%
American International Group, Inc.
8.500% due 08/01/2011		157,000	1,605
Wells Fargo & Co.
7.500% due 12/31/2049		8,900	8,695

Total Convertible Preferred Securities (Cost $20,675)			10,300

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.8%

CERTIFICATES OF DEPOSIT 0.0%
UBS AG
1.201% due 07/01/2010		$6,200	6,213

See Accompanying Notes	Annual Report	March 31, 2010	17

Schedule of Investments Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.1%
Barclays Capital, Inc.
0.030% due 04/01/2010	$12,000	$12,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $12,289. Repurchase proceeds are $12,000.)
State Street Bank and Trust Co.
0.010% due 04/01/2010	5,590	5,590
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 - 06/17/2010 valued at $5,704. Repurchase proceeds are $5,590.)

		17,590

U.S. TREASURY BILLS 0.1%
0.199% due 08/26/2010 - 09/09/2010 (c)(f)(g)(i)	22,650	22,632

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.6%
10,120,182	$101,333

Total Short-Term Instruments (Cost $147,755)	147,768

Total Investments 108.2% (Cost $18,874,543)	$19,252,670

Written Options (k) (0.1%) (Premiums $48,269)	(15,702)

Other Assets and Liabilities (Net) (8.1%)	(1,439,556)

Net Assets 100.0%	$17,797,412

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Non-income producing security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $10,222 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(g)	Securities with an aggregate market value of $12,390 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2010.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $1,545,387 at a weighted average interest rate of 0.408%. On March 31, 2010, there were no open reverse repurchase agreements.
(i)	Securities with an aggregate market value of $29,720 and cash of $5 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	2,803	$787
90-Day Euribor June Futures	Long	06/2010	1,245	2,806
90-Day Eurodollar June Futures	Long	06/2010	4,743	2,079
90-Day Eurodollar June Futures	Long	06/2011	3,156	203
90-Day Eurodollar September Futures	Long	09/2010	4,202	868
Euro-Bobl June Futures	Long	06/2010	568	304
Euro-Bund 10-Year Bond June Futures	Long	06/2010	3,394	2,041
U.S. Treasury 10-Year Note June Futures	Long	06/2010	300	(178)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	1,045	153

				$9,063

18	PIMCO Funds	See Accompanying Notes

March 31, 2010

(j)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp.	GSC	(5.000%	)	03/20/2013	4.424%	EUR	13,500	$(308)	$1,454	$(1,762)
American General Finance Corp.	RBS	(1.820%	)	12/20/2017	5.020%		$5,000	792	0	792
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.577%		5,000	(96)	0	(96)
Brookfield Asset Management, Inc.	UBS	(2.180%	)	06/20/2017	3.206%		2,500	144	0	144
Cardinal Health, Inc.	DUB	(0.740%	)	06/20/2017	0.739%		6,195	(2)	0	(2)
CenturyTel, Inc.	BCLY	(1.850%	)	06/20/2017	1.638%		10,803	(148)	0	(148)
Computer Sciences Corp.	BCLY	(0.870%	)	03/20/2018	0.960%		2,500	15	0	15
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.022%		10,000	118	0	118
CSX Corp.	CSFB	(1.050%	)	03/20/2018	0.676%		5,000	(132)	0	(132)
DISH DBS Corp.	BCLY	(3.100%	)	12/20/2011	1.308%		1,000	(32)	0	(32)
DISH DBS Corp.	DUB	(1.000%	)	12/20/2013	2.243%		3,800	163	207	(44)
DISH DBS Corp.	GSC	(3.200%	)	12/20/2011	1.308%		1,000	(33)	0	(33)
HCP, Inc.	JPM	(2.830%	)	09/20/2016	1.622%		2,000	(138)	0	(138)
HCP, Inc.	MSC	(2.260%	)	03/20/2018	1.663%		5,000	(200)	0	(200)
International Lease Finance Corp.	BNP	(1.600%	)	12/20/2013	3.613%		2,500	164	0	164
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	3.488%		1,800	(87)	(58)	(29)
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	3.613%		4,100	270	0	270
International Lease Finance Corp.	JPM	(1.530%	)	12/20/2013	3.613%		3,900	266	0	266
Jones Apparel Group, Inc.	DUB	(1.000%	)	12/20/2014	1.401%		10,000	174	320	(146)
Ltd Brands, Inc.	BCLY	(4.910%	)	09/20/2017	2.119%		1,200	(210)	0	(210)
Ltd Brands, Inc.	MSC	(3.113%	)	09/20/2017	2.119%		2,000	(126)	0	(126)
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	1.181%		2,000	(73)	0	(73)
Macy’s Retail Holdings, Inc.	DUB	(6.950%	)	09/20/2015	1.775%		3,000	(770)	0	(770)
Macy’s Retail Holdings, Inc.	DUB	(2.100%	)	09/20/2017	1.965%		1,000	(9)	0	(9)
Macy’s Retail Holdings, Inc.	DUB	(2.110%	)	09/20/2017	1.934%		2,000	(23)	0	(23)
Macy’s Retail Holdings, Inc.	JPM	(2.000%	)	03/20/2012	0.988%		3,000	(61)	0	(61)
Macy’s Retail Holdings, Inc.	MSC	(2.470%	)	09/20/2015	1.826%		10,000	(323)	0	(323)
Marriott International, Inc.	DUB	(1.880%	)	12/20/2015	1.096%		5,000	(208)	0	(208)
Marsh & McLennan Cos., Inc.	BOA	(1.180%	)	09/20/2015	1.081%		2,500	(13)	0	(13)
Masco Corp.	BCLY	(1.000%	)	09/20/2012	1.119%		3,000	8	68	(60)
Masco Corp.	CITI	(1.920%	)	03/20/2017	1.894%		8,000	(17)	0	(17)
Mattel, Inc.	BOA	(2.450%	)	03/20/2013	0.782%		20,000	(984)	0	(984)
Motorola, Inc.	DUB	(2.600%	)	12/20/2017	1.387%		4,000	(323)	0	(323)
New York Times Co.	DUB	(5.000%	)	03/20/2015	2.081%		5,000	(664)	(448)	(216)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	3.040%		10,000	(645)	96	(741)
Pearson Dollar Finance PLC	CITI	(0.570%	)	06/20/2013	0.434%		1,500	(7)	0	(7)
Pearson Dollar Finance PLC	CITI	(0.690%	)	06/20/2018	0.695%		3,500	1	0	1
Pearson Dollar Finance PLC	DUB	(0.720%	)	06/20/2018	0.695%		11,000	(22)	0	(22)
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.434%		1,500	(23)	0	(23)
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.695%		3,500	(88)	0	(88)
Rexam PLC	BCLY	(1.450%	)	06/20/2013	0.813%		10,600	(216)	0	(216)
Rexam PLC	CITI	(1.450%	)	06/20/2013	0.813%		3,000	(61)	0	(61)
Reynolds American, Inc.	BCLY	(1.100%	)	06/20/2012	1.137%		12,500	6	0	6
Reynolds American, Inc.	DUB	(1.020%	)	06/20/2013	1.308%		10,000	87	0	87
Rohm and Haas Co.	DUB	(0.470%	)	03/20/2013	0.436%		7,000	(8)	0	(8)

See Accompanying Notes	Annual Report	March 31, 2010	19

Schedule of Investments Real Return Fund (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	1.376%	$8,550	$198	$0	$198
RR Donnelley & Sons Co.	DUB	(1.000%	)	03/20/2019	2.367%	4,000	379	340	39
RR Donnelley & Sons Co.	MSC	(1.000%	)	06/20/2014	1.755%	10,000	294	669	(375)
Ryder System, Inc.	BOA	(0.850%	)	03/20/2013	1.249%	1,100	12	0	12
Ryder System, Inc.	BOA	(1.550%	)	09/20/2015	1.606%	3,900	9	0	9
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	0.980%	10,000	(21)	0	(21)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	1.105%	3,000	(112)	0	(112)
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.056%	3,500	(20)	0	(20)
Trane U.S., Inc.	BOA	(0.660%	)	06/20/2015	0.475%	6,000	(56)	0	(56)
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	0.872%	4,000	(22)	0	(22)
Tyson Foods, Inc.	DUB	(1.000%	)	12/20/2011	0.861%	11,000	(29)	240	(269)

							$(3,210)	$2,888	$(6,098)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
American International Group, Inc.	DUB	1.992%	03/20/2013	2.008%	$10,000	$1	$0	$1
General Electric Capital Corp.	DUB	1.000%	03/20/2011	0.929%	20,200	20	(166)	186
General Electric Capital Corp.	MSC	1.000%	03/20/2011	0.929%	34,700	33	(286)	319
Morgan Stanley	BOA	1.000%	03/20/2011	0.950%	4,000	3	(4)	7
SLM Corp.	BOA	5.000%	12/20/2010	1.340%	500	14	(51)	65
SLM Corp.	DUB	5.000%	09/20/2010	1.340%	200	4	(16)	20
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.752%	6,100	75	74	1

						$150	$(449)	$599

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-9 5-Year Index	MLP	(0.600%	)	12/20/2012	$263,877	$2,811	$15,868	$(13,057)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular

20	PIMCO Funds	See Accompanying Notes

March 31, 2010

referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.103%	09/14/2010	BNP	EUR	60,000	$2,666	$0	$2,666
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		52,200	2,355	(115)	2,470
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		8,800	405	(2)	407
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		33,900	1,404	0	1,404
Pay	1-Month EUR-FRCPXTOB Index	2.100%	03/13/2011	DUB		4,800	220	0	220
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		29,100	1,203	0	1,203
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		21,700	1,003	0	1,003
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		65,300	2,003	0	2,003
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	47,600	(1,054)	(347)	(707)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		190,500	(2,291)	(38)	(2,253)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		48,700	79	99	(20)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		10,100	14	21	(7)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		9,000	35	40	(5)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		231,000	5,091	(792)	5,883
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		4,500	217	30	187
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		55,200	2,666	237	2,429
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		309,900	103	186	(83)
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		104,100	35	145	(110)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		90,300	103	0	103
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		16,500	39	30	9
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		141,000	694	573	121
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	JPM		$114,300	5,864	6,458	(594)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB	EUR	30,000	916	27	889

							$23,770	$6,552	$17,218

See Accompanying Notes	Annual Report	March 31, 2010	21

Schedule of Investments Real Return Fund (Cont.)

(k)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	785	$307	$128
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	1,427	510	61
Call - CBOT U.S. Treasury 30-Year Bond June Futures	119.000	05/21/2010	630	570	306
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	401	148	143
Put - CBOT U.S. Treasury 10-Year Note June Futures	115.000	05/21/2010	384	172	230
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	1,479	283	197
Put - CBOT U.S. Treasury 30-Year Bond June Futures	111.000	05/21/2010	630	567	162

				$2,557	$1,227

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$169,100	$2,343	$2
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	169,100	1,301	55
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	30,000	274	0
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	200,400	571	524
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	200,400	867	1,084
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	56,800	386	62
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	31,600	684	10
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	78,000	780	1
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	101,800	801	33
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	30,000	120	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	21,200	57	55
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	21,200	100	115
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	87,900	765	261
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	87,900	846	216
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	35,400	161	138
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	35,400	168	227
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	93,100	521	1
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	93,100	1,015	30
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	7,700	53	8
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	274,900	2,883	4

22	PIMCO Funds	See Accompanying Notes

March 31, 2010

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	$274,900	$2,794	$90
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	38,500	554	1
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	66,000	2,122	44
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	48,500	189	190
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	48,500	267	310
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	15,800	123	1
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.800%	06/28/2010	1,000	6	0
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	45,100	374	1
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	478,200	4,304	6
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	45,100	194	1
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.600%	05/21/2010	54,900	198	180
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.100%	05/21/2010	54,900	416	322
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	186,000	549	552
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	186,000	563	456
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	18,000	171	2
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	510,700	3,422	1,997
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	510,700	4,086	3,269
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	20,400	135	22
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	105,000	1,105	34
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	40,700	285	220
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	22,500	174	2
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	35,600	352	9
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	210,000	3,245	140
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	77,500	500	525
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	5,400	37	6

							$40,861	$11,206

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	04/20/2010	$171,000	$1,255	$22
Call - OTC USD versus JPY		94.000	04/20/2010	171,000	1,299	1,432

					$2,554	$1,454

See Accompanying Notes	Annual Report	March 31, 2010	23

Schedule of Investments Real Return Fund (Cont.)

Inflation Cap
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC C PURNSA Index	BCLY	215.969	Maximum of ((Inde -Final/Index Initial - 1) - 2.500%) or $0	12/04/2010	$43,000	$137	$71
Cap - OTC CPURNSA Index	BNP	215.969	Maximum of ((Index Final/Index Initial - 1) - 2.500%) or $0	12/14/2010	20,000	80	31

						$ 217	$102

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BNP	215.969	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or $0	12/14/2010	$73,200	$334	$26
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%) [10] - Inflation Adjustment) or $0	03/12/2020	172,600	1,459	1,420
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%) [10] - Inflation Adjustment) or $0	03/10/2020	38,300	287	267

						$2,080	$1,713

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	1,986	$731,500	$16,573
Sales	21,269	10,521,700	91,601
Closing Buys	(9,575)	(5,287,100)	(55,589)
Expirations	(7,944)	(352,100)	(4,316)
Exercised	0	0	0

Balance at 03/31/2010	5,736	$5,614,000	$48,269

(l)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	822	04/2010	DUB	$0	$(3)	$(3)
Buy		1,787	04/2010	JPM	24	0	24
Sell		33	04/2010	MSC	0	0	0
Sell	BRL	87,112	04/2010	GSC	760	0	760
Buy	BRL	68,003	04/2010	MSC	142	0	142
Buy		19,110	04/2010	RBC	546	0	546
Sell		68,003	06/2010	MSC	0	(147)	(147)
Sell	CAD	67,168	04/2010	BCLY	0	(263)	(263)
Sell		31,403	04/2010	BOA	16	0	16
Buy		29,691	04/2010	CITI	242	(10)	232
Buy		7,965	04/2010	CSFB	59	0	59
Sell		1,421	04/2010	DUB	4	0	4
Sell		105,124	04/2010	JPM	0	(2,685)	(2,685)
Sell		13,236	04/2010	RBC	0	(28)	(28)
Sell		13,109	04/2010	RBS	0	(75)	(75)
Sell		23,425	05/2010	CITI	10	0	10
Sell	CHF	10,850	05/2010	DUB	0	(23)	(23)
Buy	CNY	176,431	06/2010	BCLY	0	(71)	(71)

24	PIMCO Funds	See Accompanying Notes

March 31, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CNY	91,422	06/2010	BOA	$89	$0	$89
Buy		73,322	06/2010	CITI	0	(12)	(12)
Buy		31,603	06/2010	DUB	0	(18)	(18)
Buy		228,513	06/2010	HSBC	0	(97)	(97)
Sell		130,521	06/2010	MSC	130	0	130
Buy		16,013	11/2010	BCLY	0	(32)	(32)
Buy		25,964	11/2010	CITI	0	(54)	(54)
Buy		66,971	11/2010	DUB	0	(151)	(151)
Buy		26,389	11/2010	MSC	0	(65)	(65)
Buy		89,846	01/2011	BOA	0	(122)	(122)
Buy		128,280	01/2011	MSC	0	(177)	(177)
Buy	EUR	10,430	04/2010	BCLY	132	0	132
Sell		11,078	04/2010	BCLY	137	0	137
Buy		2,174	04/2010	BOA	0	(52)	(52)
Sell		79,649	04/2010	CITI	1,893	0	1,893
Buy		1,217	04/2010	CSFB	0	(17)	(17)
Sell		14,144	04/2010	CSFB	0	(67)	(67)
Buy		2,607	04/2010	DUB	11	(23)	(12)
Sell		16,692	04/2010	DUB	282	0	282
Sell		37,155	04/2010	GSC	1,473	0	1,473
Sell		74,419	04/2010	JPM	2,997	0	2,997
Buy		301	04/2010	MSC	0	(14)	(14)
Sell		13,145	04/2010	MSC	70	0	70
Buy		96,923	04/2010	RBS	2,127	0	2,127
Sell		24,500	04/2010	RBS	1,252	0	1,252
Sell		2,956	05/2010	DUB	8	0	8
Sell	GBP	4,880	04/2010	JPM	296	0	296
Sell		2,138	06/2010	GSC	0	(43)	(43)
Sell		49,706	06/2010	RBS	0	(476)	(476)
Sell	JPY	2,526,385	04/2010	BCLY	168	0	168
Sell		262,365	04/2010	CITI	93	0	93
Sell		1,126,062	04/2010	DUB	454	0	454
Sell		1,360,500	04/2010	GSC	147	0	147
Sell		851,600	04/2010	RBS	76	0	76
Sell	JPY	1,294,153	05/2010	RBS	55	0	55
Buy	KRW	266,294	04/2010	DUB	2	0	2
Sell		266,294	04/2010	HSBC	0	(5)	(5)
Buy		2,551,000	07/2010	BCLY	92	0	92
Buy		16,608,515	07/2010	DUB	750	0	750
Sell		27,022,520	07/2010	HSBC	19	0	19
Buy		21,366,000	07/2010	JPM	803	0	803
Buy		4,204,933	07/2010	MSC	145	0	145
Buy		13,639,000	07/2010	UBS	503	0	503
Buy		10,064,978	08/2010	MSC	299	0	299
Buy		11,590,105	11/2010	BCLY	298	0	298
Buy		8,619,556	11/2010	BOA	259	0	259
Buy		38,026,654	11/2010	CITI	669	0	669
Buy		6,870,966	11/2010	DUB	116	0	116
Sell		266,294	11/2010	DUB	0	(2)	(2)
Buy		3,589,380	11/2010	GSC	88	0	88
Buy		28,084,085	11/2010	JPM	218	(39)	179
Buy		13,548,447	11/2010	MSC	112	0	112
Sell		3,418,500	11/2010	RBS	2	0	2
Buy	MXN	381,349	04/2010	DUB	2,700	0	2,700
Sell		4,002	04/2010	DUB	0	(13)	(13)
Buy		500,000	04/2010	GSC	3,798	0	3,798
Sell		157,008	04/2010	HSBC	0	(277)	(277)

See Accompanying Notes	Annual Report	March 31, 2010	25

Schedule of Investments Real Return Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	37,976	04/2010	JPM	$167	$0	$167
Sell		1,768,225	04/2010	JPM	0	(1,241)	(1,241)
Buy		196,328	04/2010	MSC	854	0	854
Buy		28,843	04/2010	RBS	129	0	129
Buy		784,739	04/2010	UBS	5,769	0	5,769
Buy		184,435	09/2010	HSBC	321	0	321
Buy		1,768,225	09/2010	JPM	1,210	0	1,210
Sell	MYR	56	06/2010	MSC	0	(1)	(1)
Sell		341	10/2010	BCLY	0	(4)	(4)
Sell		34	10/2010	BOA	0	0	0
Sell		167	10/2010	CITI	0	(2)	(2)
Sell		38	10/2010	DUB	0	0	0
Buy	NZD	4,842	04/2010	JPM	96	0	96
Buy		4,842	04/2010	RBS	10	0	10
Buy	PHP	5,999	04/2010	BCLY	1	0	1
Buy		5,981	04/2010	CITI	2	0	2
Sell		31,152	04/2010	DUB	0	(27)	(27)
Sell		5,999	11/2010	BCLY	0	(4)	(4)
Sell		5,981	11/2010	CITI	0	(4)	(4)
Sell	SEK	4,012	05/2010	DUB	8	0	8
Buy	SGD	61,199	06/2010	BCLY	662	0	662
Buy		9,214	06/2010	CITI	106	0	106
Buy		48,554	06/2010	DUB	286	0	286
Sell		2,169	06/2010	GSC	0	0	0
Sell		30,621	06/2010	HSBC	19	0	19
Buy		43,221	06/2010	UBS	305	0	305

					$34,511	$(6,344)	$28,167

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$2,130,562	$0	$2,130,562
U.S. Treasury Obligations	0	15,010,501	0	15,010,501
Foreign Currency-Denominated Issues	0	585,659	26,896	612,555
Other Investments +++	118,725	1,347,110	33,217	1,499,052

Investments, at value	$118,725	$19,073,832	$60,113	$19,252,670
Financial Derivative Instruments ++++	$9,063	$12,942	$(1,815)	$20,190

Totals	$127,788	$19,086,774	$58,298	$19,272,860

26	PIMCO Funds	See Accompanying Notes

March 31, 2010

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Foreign Currency-Denominated Issues	$0	$25,213	$28	$0	$1,655	$0	$26,896	$1,655
Other Investments+++	66	34,015	14	0	(878)	0	33,217	(878)

Investments, at value	$66	$59,228	$42	$0	$777	$0	$60,113	$777
Financial Derivative Instruments ++++	$22,424	$(2,297)	$0	$0	$(4,683)	$(17,259)	$(1,815)	$482

Totals	$22,490	$56,931	$42	$0	$(3,906)	$(17,259)	$58,298	$1,259

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(n)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$3,353	$0	$0	$0	$0	$3,353
Unrealized appreciation on foreign currency contracts	0	34,511	0	0	0	34,511
Unrealized appreciation on swap agreements	20,998	0	2,719	0	0	23,717

	$24,351	$34,511	$2,719	$0	$0	$61,581

Liabilities:
Written options outstanding	$14,248	$1,454	$0	$0	$0	$15,702
Unrealized depreciation on foreign currency contracts	0	6,344	0	0	0	6,344
Unrealized depreciation on swap agreements	3,780	0	21,275	0	0	25,055

	$18,028	$7,798	$21,275	$0	$0	$47,101

See Accompanying Notes	Annual Report	March 31, 2010	27

Schedule of Investments Real Return Fund (Cont.)	March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$3,366	$0	$0	$0	$0	$3,366
Net realized gain (loss) on futures contracts, written options and swaps	160,293	0	(78,095)	0	0	82,198
Net realized (loss) on foreign currency transactions	0	(80,795)	0	0	0	(80,795)

	$163,659	$(80,795)	$(78,095)	$0	$0	$4,769

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(3,895)	$0	$0	$0	$0	$(3,895)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	40,665	1,100	(22,813)	0	0	18,952
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	52,131	0	0	0	52,131

	$36,770	$53,231	$(22,813)	$0	$0	$67,188

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $9,063 as reported in the Notes to Schedule of Investments.

28	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Annual Report	March 31, 2010	29

Financial Highlights  Real Return Fund

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Class A
03/31/2010	$10.00	$0.37	$0.91	$1.28	$(0.41)	$0.00	$0.00
03/31/2009	11.45	0.23	(0.99)	(0.76)	(0.30)	(0.39)	0.00
03/31/2008	10.89	0.58	0.90	1.48	(0.55)	(0.37)	0.00
03/31/2007	10.82	0.34	0.15	0.49	(0.33)	(0.08)	(0.01)
03/31/2006	11.42	0.49	(0.44)	0.05	(0.50)	(0.15)	0.00
Class B
03/31/2010	10.00	0.31	0.90	1.21	(0.34)	0.00	0.00
03/31/2009	11.45	0.19	(1.03)	(0.84)	(0.22)	(0.39)	0.00
03/31/2008	10.89	0.51	0.88	1.39	(0.46)	(0.37)	0.00
03/31/2007	10.82	0.27	0.14	0.41	(0.25)	(0.08)	(0.01)
03/31/2006	11.42	0.41	(0.44)	(0.03)	(0.42)	(0.15)	0.00
Class C
03/31/2010	10.00	0.30	0.93	1.23	(0.36)	0.00	0.00
03/31/2009	11.45	0.19	(1.00)	(0.81)	(0.25)	(0.39)	0.00
03/31/2008	10.89	0.53	0.89	1.42	(0.49)	(0.37)	0.00
03/31/2007	10.82	0.30	0.13	0.43	(0.27)	(0.08)	(0.01)
03/31/2006	11.42	0.44	(0.45)	(0.01)	(0.44)	(0.15)	0.00
Class R
03/31/2010	10.00	0.33	0.93	1.26	(0.39)	0.00	0.00
03/31/2009	11.45	0.17	(0.96)	(0.79)	(0.27)	(0.39)	0.00
03/31/2008	10.89	0.53	0.92	1.45	(0.52)	(0.37)	0.00
03/31/2007	10.82	0.30	0.16	0.46	(0.30)	(0.08)	(0.01)
03/31/2006	11.42	0.43	(0.41)	0.02	(0.47)	(0.15)	0.00

(a)	Per share amounts based on average number of shares outstanding during the year.

30	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.41)	$10.87	13.00%	$3,868,404	0.93%	0.90%	3.45%	408%
(0.69)	10.00	(6.33)	3,115,455	1.15	0.90	2.24	915
(0.92)	11.45	14.33	3,112,012	0.90	0.90	5.29	806
(0.42)	10.89	4.53	2,880,617	0.90	0.90	3.16	480
(0.65)	10.82	0.35	3,428,636	0.90	0.90	4.31	388

(0.34)	10.87	12.16	316,880	1.68	1.65	2.89	408
(0.61)	10.00	(7.03)	379,558	1.87	1.65	1.82	915
(0.83)	11.45	13.49	633,778	1.65	1.65	4.62	806
(0.34)	10.89	3.76	737,160	1.65	1.65	2.52	480
(0.57)	10.82	(0.40)	1,013,934	1.65	1.65	3.67	388

(0.36)	10.87	12.44	2,387,310	1.43	1.40	2.84	408
(0.64)	10.00	(6.80)	1,543,052	1.64	1.40	1.81	915
(0.86)	11.45	13.77	1,580,743	1.40	1.40	4.80	806
(0.36)	10.89	4.02	1,493,749	1.40	1.40	2.81	480
(0.59)	10.82	(0.15)	2,188,960	1.40	1.40	3.88	388

(0.39)	10.87	12.72	255,267	1.18	1.15	3.09	408
(0.66)	10.00	(6.56)	154,856	1.44	1.15	1.69	915
(0.89)	11.45	14.05	94,611	1.15	1.15	4.81	806
(0.39)	10.89	4.27	59,303	1.15	1.15	2.76	480
(0.62)	10.82	0.09	57,274	1.15	1.15	3.84	388

Annual Report	March 31, 2010	31

Statement of Assets and Liabilities Real Return Fund	March 31, 2010

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$19,133,747
Investments in Affiliates, at value	101,333
Repurchase agreements, at value	17,590
Cash	2
Deposits with counterparty	5
Foreign currency, at value	37,900
Receivable for investments sold	681,784
Receivable for investments in Affiliates sold	61,800
Receivable for Fund shares sold	88,430
Interest and dividends receivable	119,771
Dividends receivable from Affiliates	20
Variation margin receivable	3,353
Swap premiums paid	27,184
Unrealized appreciation on foreign currency contracts	34,511
Unrealized appreciation on swap agreements	23,717
Other assets	3
20,331,150
Liabilities:
Payable for investments purchased	$279,566
Payable for investments in Affiliates purchased	20
Payable for investments purchased on a delayed-delivery basis	2,091,924
Deposits from counterparty	48,273
Payable for Fund shares redeemed	46,954
Dividends payable	6,169
Written options outstanding	15,702
Accrued related party fees	11,391
Swap premiums received	2,325
Unrealized depreciation on foreign currency contracts	6,344
Unrealized depreciation on swap agreements	25,055
Other liabilities	15
2,533,738
Net Assets	$17,797,412
Net Assets Consist of:
Paid in capital	$18,419,482
(Overdistributed) net investment income	(29,839)
Accumulated undistributed net realized (loss)	(1,036,188)
Net unrealized appreciation	443,957
$17,797,412
Net Assets:
Class A	$3,868,404
Class B	316,880
Class C	2,387,310
Class R	255,267
Other Classes	10,969,551
Shares Issued and Outstanding:
Class A	355,728
Class B	29,140
Class C	219,531
Class R	23,474
Net Asset Value an d Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$10.87
Class B	10.87
Class C	10.87
Class R	10.87
Cost of Investments Owned	$18,755,620
Cost of Investments in Affiliates Owned	$101,333
Cost of Repurchase Agreements Owned	$17,590
Cost of Foreign Currency Held	$40,141
Premiums Received on Written Options	$48,269

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

32	PIMCO Funds	See Accompanying Notes

Statement of Operations  Real Return Fund

Year Ended March 31, 2010 (Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$647,054
Dividends	1,669
Dividends from Affiliate investments	520
Miscellaneous income	6
Total Income	649,249

Expenses:
Investment advisory fees	37,766
Supervisory and administrative fees	44,392
Distribution fees - Class B	2,718
Distribution fees - Class C	9,881
Distribution fees - Class R	491
Servicing fees - Class A	8,581
Servicing fees - Class B	906
Servicing fees - Class C	4,940
Servicing fees - Class R	491
Distribution and/or servicing fees - Other Classes	5,319
Trustees’ fees	36
Interest expense	4,426
Miscellaneous expense	60
Total Expenses	120,007

Net Investment Income	529,242

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	793,436
Net realized gain on Affiliate investments	88
Net realized gain on futures contracts, written options and swaps	82,198
Net realized (loss) on foreign currency transactions	(81,554)
Net change in unrealized appreciation on investments	399,671
Net change in unrealized (depreciation) on Affiliate investments	(20)
Net change in unrealized appreciation on futures contracts, written options and swaps	18,952
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	49,339
Net Gain	1,262,110

Net Increase in Net Assets Resulting from Operations	$1,791,352

* Foreign tax withholdings	$56

Annual Report	March 31, 2010	33

Statements of Changes in Net Assets  Real Return Fund

(Amounts in thousands)	Year Ended March 31, 2010	Year Ended March 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$529,242	$363,233
Net realized gain (loss)	794,080	(1,409,715)
Net realized gain on Affiliate investments	88	231
Net change in unrealized appreciation (depreciation)	467,962	(198,170)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(20)	20
Net increase (decrease) resulting from operations	1,791,352	(1,244,401)

Distributions to Shareholders:
From net investment income
Class A	(134,442)	(88,470)
Class B	(11,339)	(11,055)
Class C	(68,674)	(36,912)
Class R	(7,239)	(2,973)
Other Classes	(398,797)	(288,739)
From net realized capital gains
Class A	0	(120,080)
Class B	0	(15,927)
Class C	0	(58,218)
Class R	0	(5,452)
Other Classes	0	(264,462)

Total Distributions	(620,491)	(892,288)

Fund Share Transactions:
Receipts for shares sold
Class A	1,835,891	1,856,406
Class B	22,639	20,217
Class C	996,955	582,928
Class R	142,286	130,624
Other Classes	5,652,857	3,817,268
Issued as reinvestment of distributions
Class A	110,475	159,661
Class B	8,640	19,547
Class C	44,867	61,097
Class R	6,812	7,952
Other Classes	351,938	510,654
Cost of shares redeemed
Class A	(1,461,077)	(1,562,567)
Class B	(125,334)	(220,713)
Class C	(348,639)	(454,313)
Class R	(63,401)	(62,591)
Other Classes	(2,587,369)	(6,175,515)
Net increase (decrease) resulting from Fund share transactions	4,587,540	(1,309,345)

Fund Redemption Fee	0	2

Total Increase (Decrease) in Net Assets	5,758,401	(3,446,032)

Net Assets:
Beginning of year	12,039,011	15,485,043
End of year*	$17,797,412	$12,039,011

*Including undistributed (overdistributed) net investment income of:	$(29,839)	$55,603

34	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2010

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class A, B, C and R shares of the Real Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, P, Administrative and D Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies, the Fund’s NAV will be calculated based upon the NAVs of such investments. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Annual Report	March 31, 2010	35

Notes to Financial Statements (Cont.)

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Fund.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from

36	PIMCO Funds

March 31, 2010

securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update that will require reporting entities to make new disclosures

Annual Report	March 31, 2010	37

Notes to Financial Statements (Cont.)

about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the

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lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Annual Report	March 31, 2010	39

Notes to Financial Statements (Cont.)

(e) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(h) U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie

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Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Annual Report	March 31, 2010	41

Notes to Financial Statements (Cont.)

(a) Foreign Currency Contracts  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation cap. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option and inflation cap, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation cap is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses.

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Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add

Annual Report	March 31, 2010	43

Notes to Financial Statements (Cont.)

leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference

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credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of March 31, 2010 for which the Fund is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread)

Annual Report	March 31, 2010	45

Notes to Financial Statements (Cont.)

between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select Principal Risks. For a list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

46	PIMCO Funds

March 31, 2010

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Fund by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of

Annual Report	March 31, 2010	47

Notes to Financial Statements (Cont.)

the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Fund had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Fund has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Fund had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Administrative Class	A, B, C and R Classes	Class D	Class P

0.20%	0.20%	0.40%	0.35%	0.30%

48	PIMCO Funds

March 31, 2010

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2010.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.50%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2010, AGID received $23,584,538 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Prior to May 1, 2009, shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Effective May 1, 2009, the Fund no longer imposes Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3

Annual Report	March 31, 2010	49

Notes to Financial Statements (Cont.)

under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Through December 31, 2009, each unaffiliated Trustee received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Effective January 1, 2010, each unaffiliated Trustee receives an annual retainer of $120,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) does not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2010, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales

$81,459	$150,146

The Fund may invest in the PAPS Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Fund. The

50	PIMCO Funds

March 31, 2010

table below shows the Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended March 31, 2010 (amounts in thousands):

Market Value 03/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 03/31/2010	Dividend Income	Net Capital and Realized Gain

$267,844	$6,381,320	$6,547,900	$0	$101,333	$520	$88

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$68,429,329	$70,265,938	$10,127,397	$11,351,296

10.   SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2010		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	173,271	$1,835,891	177,163	$1,856,406
Class B	2,169	22,639	1,935	20,217
Class C	93,798	996,955	55,104	582,928
Class R	13,318	142,286	12,618	130,624
Other Classes	535,498	5,652,857	359,080	3,817,268

Annual Report	March 31, 2010	51

Notes to Financial Statements (Cont.)

	Year Ended 03/31/2010		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount
Issued as reinvestment of distributions
Class A	10,347	$110,475	16,471	$159,661
Class B	811	8,640	2,016	19,547
Class C	4,200	44,867	6,339	61,097
Class R	638	6,812	831	7,952
Other Classes	32,945	351,938	51,904	510,654
Cost of shares redeemed
Class A	(139,497)	(1,461,077)	(153,692)	(1,562,567)
Class B	(11,804)	(125,334)	(21,310)	(220,713)
Class C	(32,798)	(348,639)	(45,103)	(454,313)
Class R	(5,971)	(63,401)	(6,220)	(62,591)
Other Classes	(244,448)	(2,587,369)	(604,824)	(6,175,515)
Net increase (decrease) resulting from Fund share transactions	432,477	$4,587,540	(147,688)	$(1,309,345)

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of AGI, and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

52	PIMCO Funds

March 31, 2010

12.  FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of March 31, 2010, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expect to take in future tax returns.

The Fund files U. S. tax returns. While the statute of limitations remains open to examine the Fund’s U. S. tax returns filed for the fiscal years from 2006-2009, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2010, the components of distributable taxable earnings are as follows (amounts in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral

$19,335	$0	$(91,288)	$(34,546)	$(515,571)	$0

(1)	Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.

As of March 31, 2010, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

Expiration of Accumulated Capital Losses (amounts in thousands)
2011	2012	2013	2014	2015	2016	2017	2018

$0	$0	$0	$0	$0	$0	$0	$515,571

As of March 31, 2010, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (4)

$19,379,500	$10,126	$(136,956)	$(126,830)

(4)	Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected securities deflationary adjustments, and passive foreign investment companies.

Annual Report	March 31, 2010	53

Notes to Financial Statements (Cont.)	March 31, 2010

For the fiscal years ended March 31, 2010 and March 31, 2009, respectively, the Fund made the following tax basis distributions (amounts in thousands):

March 31, 2010			March 31, 2009
Ordinary Income Distributions (5)	Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions (5)	Long-Term Capital Gain Distributions	Return of Capital

$620,491	$0	$0	$892,288	$0	$0

(5)	Includes short-term capital gains, if any, distributed.

13.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Fund’s financial statements.

54	PIMCO Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Class A, Class B, Class C, and Class R Shareholders of the PIMCO Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class A, Class B, Class C, and Class R shares present fairly, in all material respects, the financial position of the Real Return Fund, one of the eighty funds constituting the PIMCO Funds, (hereafter referred to as the “Fund”) at March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights of the Fund for the Class A, Class B, Class C, and Class R shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 21, 2010

Annual Report	March 31, 2010	55

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	MLP	Merrill Lynch & Co., Inc.
BOA	Bank of America	MSC	Morgan Stanley
CITI	Citigroup, Inc.	RBC	Royal Bank of Canada
CSFB	Credit Suisse First Boston	RBS	Royal Bank of Scotland Group PLC
DUB	Deutsche Bank AG	SOG	Societe Generale
GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
HSBC	HSBC Bank USA

Currency Abbreviations:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NZD	New Zealand Dollar
CNY	Chinese Renminbi	PHP	Philippine Peso
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
JPY	Japanese Yen	USD	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.
FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate

56	PIMCO Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2010) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2010 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2010 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2010 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2010 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction%	Qualified Dividend Income%	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Real Return Fund	0.27%	0.27%	$493,495	$0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2011, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2010.

Annual Report	March 31, 2010	57

Management of the Trust

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Brent R. Harris* (50) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	141	Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman and Trustee, PIMCO ETF Trust, Chairman and Trustee, PIMCO Equity Series, Chairman and Trustee, PIMCO Equity Series VIT, Director, StocksPLUS® Management, Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.
Douglas M. Hodge* (52) Trustee	02/2010 to Present	Managing Director; Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Global Investors.	139	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.
Independent Trustees
E. Philip Cannon (69) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm); Formerly, President, Houston Zoo. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.	141	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Trustee PIMCO Equity Series and Trustee, PIMCO Equity Series VIT.
Vern O. Curtis (75) Trustee	04/1987 to 02/1993 and 02/1995 to Present	Private Investor; Formerly, Director, PCM Fund, Inc.	141	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Trustee PIMCO Equity Series and Trustee, PIMCO Equity Series VIT.
J. Michael Hagan (70) Trustee	05/2000 to Present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing); Formerly, Director, PCM Fund, Inc.	139	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).
Ronald C Parker (58) Trustee	07/2009 to Present	Adjunct Professor, Linfield College; Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer , Hampton Affiliates (forestry products)	139	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust
William J. Popejoy (72) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	139	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

Richard M. Weil served as Trustee of the Trust from February 2009 to January 2010. Effective January 22, 2010, Mr. Weil resigned as Trustee of the Trust. Mr. Weil also served as Managing Director and member of the Executive Committee at PIMCO. Total number of Funds in Fund Complex overseen by Mr. Weil was 131. Other Directorships held by Mr. Weil included Trustee of PIMCO Variable Insurance Trust and PIMCO ETF Trust.

* Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with PIMCO.

** Trustees serve until their successors are duly elected and qualified

58	PIMCO Funds

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brent R. Harris (50) President	03/2009 to Present	Managing Director and member of Executive Committee, PIMCO.

David C. Flattum (45) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (39) Chief Compliance Officer	07/2004 to Present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (66) Senior Vice President	04/1987 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (51) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

J. Stephen King, Jr. (47) Vice President-Senior Counsel, Secretary	05/2005 to Present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (39) Vice President	05/2008 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (40) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (52) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Joshua D. Ratner (33) Assistant Secretary	10/2007 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.

Stacie D. Anctil (40) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

Erik C. Brown (42) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (35) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.

Richard M. Weil served as Senior Vice President of the Trust from May 2009 to January 2010. Effective January 22, 2010, Mr. Weil resigned as Senior Vice President of the Trust. Mr. Weil’s principal occupation during the past 5 years was Managing Director at PIMCO.

Annual Report	March 31, 2010	59

Privacy Policy	(Unaudited)

The Fund considers customer privacy to be a fundamental aspect of their relationships with shareholders and is committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Fund has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Fund and certain service providers to the Fund, such as the Fund’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Fund’s internet websites.

Respecting Your Privacy

As a matter of policy, the Fund does not disclose any personal or account information provided by shareholders or gathered by the Fund to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Fund. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Fund may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Fund reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Fund believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by the Fund in which a shareholder has chosen to invest. In addition, the Fund may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Fund may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Fund or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Fund share may include, for example, a shareholder’s participation in one of the Fund or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Fund’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Fund takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Fund has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

60	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105 - 4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266 - 8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ689AR_033110

PIMCO Funds

Annual Report

MARCH 31, 2010

Bond Funds

Share Classes

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/edelivery.

ABSOLUTE RETURN

PIMCO Unconstrained Bond Fund

PIMCO Unconstrained Tax Managed Bond Fund

CORE

PIMCO Low Duration Fund

PIMCO Money Market Fund

PIMCO Short-Term Fund

GOVERNMENT

PIMCO GNMA Fund

PIMCO Government Money Market Fund

PIMCO Long-Term U.S. Government Fund

PIMCO Mortgage-Backed Securities Fund

INCOME

PIMCO Diversified Income Fund

PIMCO Floating Income Fund

PIMCO High Yield Fund

PIMCO Income Fund

PIMCO Investment Grade Corporate Bond Fund

INTERNATIONAL

PIMCO Developing Local Markets Fund

PIMCO Emerging Local Bond Fund

PIMCO Emerging Markets Bond Fund

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Global Advantage Strategy Bond Fund

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

REAL RETURN

PIMCO Tax Managed Real Return Fund

RETIREMENT INCOME

PIMCO Real Income 2019 Fund™

PIMCO Real Income 2029 Fund™

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		4
Important Information About the Funds		6
Benchmark Descriptions		32
Financial Highlights		238
Statements of Assets and Liabilities		256
Statements of Operations		260
Statements of Changes in Net Assets		264
Statement of Cash Flows		270
Notes to Financial Statements		271
Report of Independent Registered Public Accounting Firm		292
Glossary		293
Federal Income Tax Information		294
Management of the Trust		295
Privacy Policy		297
Approval of Investment Advisory Contract and Supervision and Administration Agreement		298

FUND	Fund Summary	Schedule of Investments

Developing Local Markets Fund	8	36
Diversified Income Fund	9	46
Emerging Local Bond Fund	10	61
Emerging Markets Bond Fund	11	71
Floating Income Fund	12	80
Foreign Bond Fund (Unhedged)	13	90
Foreign Bond Fund (U.S. Dollar-Hedged)	14	102
Global Advantage Strategy Bond Fund	15	114
Global Bond Fund (U.S. Dollar-Hedged)	16	125
GNMA Fund	17	135
Government Money Market Fund	18	139
High Yield Fund	19	140
Income Fund	20	151
Investment Grade Corporate Bond Fund	21	160
Long-Term U.S. Government Fund	22	174
Low Duration Fund	23	180
Money Market Fund	24	194
Mortgage-Backed Securities Fund	25	195
Real Income 2019 FundTM	26	200
Real Income 2029 FundTM	27	201
Short-Term Fund	28	202
Tax Managed Real Return Fund	29	214
Unconstrained Bond Fund	30	217
Unconstrained Tax Managed Bond Fund	31	230

Annual Report	March 31, 2010	3

Chairman’s Letter

Dear PIMCO Funds Shareholder:

What a difference a year makes. In March 2009, financial markets generally reached their lows in response to one of the most severe systemic market crises since the Great Depression. Over the past twelve months, however, significant government intervention focused on unprecedented fiscal stimulus and near zero short-term interest rates helped to stabilize financial markets. As a result, risk sectors such as equity and high-yield credit benefited and rebounded in a methodic rally throughout the year.

In this environment, and broadly across all potential market environments, we look for ways to position our clients’ portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties. By designing and implementing global investment solutions for our clients, we can guide them through the investment journey. This becomes increasingly important as we look to meet the challenges associated with unwinding the significant excess monetary reserves created through quantitative easing policies and government asset purchase programs in the U.S., a rising sovereign debt burden, and the evolving reality of a desynchronized global economic recovery.

We are pleased that on January 12, 2010, Morningstar® named Bill Gross Fixed-Income Fund Manager of the Decade. This honor is particularly satisfying recognition reflecting the work of Bill Gross and a very talented and flexible team of PIMCO investment professionals in challenging and changing market conditions over the first decade of this new century.

Included below are highlights of the financial markets during our twelve-month fiscal reporting period:

•

The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25% and the Bank of England kept its key-lending rate at 0.50%, while the European Central Bank reduced its overnight rate by 0.25% to 1.00%. The Bank of Japan maintained its lending rate at 0.10%.

•

Returns on corporate bonds, mortgage-backed securities (“MBS”), and asset-backed securities (“ABS”) were positive as investors moved into higher yielding, riskier asset classes. The benchmark ten-year U.S. Treasury note yielded 3.83% at the end of the reporting period, or 1.12% higher than at March 31, 2009. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 7.69% for the reporting period.

•

Corporate bonds, especially high-yield bonds, were among the best performing fixed-income asset classes during the reporting period. Credit premiums continued to tighten, prompting strong new issuance in both the investment-grade and high-yield corporate bond markets. Improving corporate balance sheets among the largest corporations, as compared to a deteriorating U.S. government balance sheet, encouraged investors to prefer corporate bonds over U.S. Treasury securities.

•

Agency MBS performed better than comparable U.S. Treasury securities due in part to the success of the Federal Reserve’s MBS Purchase Program, which absorbed $1.25 trillion of Agency MBS since the program’s inception. Non-Agency MBS also performed well as a lack of new issuance over the last two years and anticipated demand from the U.S. Government’s Public-Private Investment Program caused prices to move higher. In the ABS market, the U.S. Government’s Term Asset-Backed Securities Loan Facility (“TALF”) was successful in inducing investor demand for high-quality consumer ABS.

•

Municipal bonds outperformed comparable U.S. Treasury securities as investors moved into higher yielding asset classes. The strong performance within the municipal bond sector was led by consistent demand from investors and lower tax-exempt supply due in large part to the Build America Bond program. The Barclays Capital Municipal Bond Index returned 9.69% for the reporting period.

4	PIMCO Funds

•

U.S. Treasury Inflation-Protected Securities (“TIPS”) outperformed their nominal U.S. Treasury counterparts as breakeven inflation levels (or the difference between nominal and real yields) moved higher. Real yields declined while nominal yields generally rose as markets stabilized with signs of an economic recovery and the potential for an increase in inflation becoming more apparent. The Barclays Capital U.S. TIPS Index returned 6.18% for the reporting period. In addition, commodities index returns were positive, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 20.53% for the reporting period.

•

Emerging market (“EM”) bonds denominated in both U.S. dollars and local EM currencies performed well during the reporting period. Increasing concern over sovereign debt levels towards the latter part of the reporting period, namely in Greece and in some other developed countries, caused EM credit premiums to grow, but ultimately benefited EM returns given the generally stronger initial conditions and growth outlook of EM countries.

•

Equity markets worldwide trended higher as investors returned due to the low value of certain equities and the peak in the liquidation cycle in early March 2009. U.S. equities, as measured by the S&P 500 Index, returned 49.77% and international equities, as represented by the MSCI World Index, returned 52.37% for the reporting period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Funds

May 14, 2010

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

The Fund Manager of the Decade award, which is a new award from Morningstar, recognizes fund managers who have achieved excellent risk-adjusted results over the past ten years (2000-2009) and have an established record of serving shareholders well. While the awards focus on performance over the past decade, Morningstar takes into consideration other factors, including the fund manager’s strategy, approach to risk, size of the fund, and stewardship. Both individual fund managers and management teams are eligible, and being a previous winner of the Morningstar Fund Manager of the Year award isn’t a prerequisite. Morningstar’s fund analysts select the Fund Manager of the Decade award winners based on Morningstar’s proprietary research and in-depth evaluation.

Annual Report	March 31, 2010	5

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, inflation-indexed security risk, municipal project-specific risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, distribution adjustment risk, leveraging risk, management risk and short sale risk. A complete description of these risks and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Income from the Unconstrained Tax Managed Bond Fund may be subject to Federal and State income taxes.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B, C or R) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the class A, B, and C shares were first offered in (month/year): Short-Term Fund (1/97), Money Market Fund (1/97), Low Duration Fund (1/97), Long-Term U.S. Government Fund (1/97), High Yield Fund (1/97), Foreign Bond Fund (U.S. Dollar-Hedged) (1/97), Mortgage-Backed Securities Fund (7/00), GNMA Fund (A shares 11/00, B and C shares 5/01), Foreign Bond Fund (Unhedged) (A and C shares 7/04), Investment Grade Corporate Bond Fund (A and C shares 7/04), Emerging Local Bond Fund (A and C shares 7/07), and Unconstrained Bond Fund (A Shares 6/08 and C Shares 7/08). The oldest share class for Income Fund is Class A, and Class C shares were first offered in 3/07. The R Shares for each Fund were first offered in (12/02) except Income Fund (3/07), Unconstrained Bond Fund (7/08), and Global Advantage Strategy Bond Fund, (2/09). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) which declines from either 3.5% in the first year to 0% at the end of the fifth year or 5% in the first year declining to 0% at the end of the sixth year, depending on the fund and when the shares were purchased. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A Shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. (These charges do not apply to the Government Money Market, Treasury Money Market or Money Market Funds.)

As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments.

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’s inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

6	PIMCO Funds

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from October 1, 2009 to March 31, 2010, with the exception of the Real Income 2019, Real Income 2029, and Tax Managed Real Return Funds, which are from October 30, 2009 (the date the Funds commenced operations) to March 31, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2010	7

PIMCO Developing Local Markets Fund

Class A:	PLMAX
Class C:	PLMCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or fixed-income instruments denominated in currencies of, developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years.

•	An overweight to Brazil benefited returns as the Brazil sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) (the “benchmark”) for the period.

•	An overweight to Poland benefited performance as the Poland sub index outperformed the benchmark for the period.

•	An off-benchmark exposure to high-quality financials benefited performance as financials outperformed the benchmark for the period.

•	An overweight to China detracted from returns as the Chinese sub index underperformed the benchmark for the period.

•	An underweight to Hungary detracted from performance as the Hungary sub index outperformed the benchmark for the period.

•	An underweight to Russia detracted from performance as the Russia sub index outperformed the benchmark for the period.

Average Annual Total Return for the period ended March 31, 2010

	1 Year	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Class A	29.43%	6.96%
PIMCO Developing Local Markets Fund Class A (adjusted)	24.57%	6.12%
PIMCO Developing Local Markets Fund Class C (adjusted)	27.47%	6.16%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	17.92%	8.48%
Lipper Emerging Markets Debt Funds Average	36.36%	7.80%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.25% and 2.00% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through March 31, 2010

Allocation Breakdown‡

United States	28.4%
Short-Term Instruments	27.4%
Mexico	8.1%
Brazil	5.6%
United Kingdom	5.2%
Other	25.3%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,042.06	$1,038.17	$1,018.70	$1,014.96
Expenses Paid During Period†	$6.36	$10.16	$6.29	$10.05

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.25% for Class A and 2.00% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Diversified Income Fund

Class A:	PDVAX
Class B:	PDVBX
Class C:	PDICX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

An overweight to emerging market (“EM”) debt detracted from relative performance. EM debt, as represented by the JPMorgan Emerging Markets Bond Index Global (“EMBIG”), returned 29.15% during the period, underperforming the Fund’s secondary benchmark index.

•

An overall underweight allocation to investment-grade credit benefited relative performance as this segment of the credit market, as represented by the credit component of the Barclays Capital Global Aggregate Bond Index, returned 18.66%, underperforming the Fund’s secondary benchmark index.

•

An underweight allocation to global high-yield bonds detracted from relative performance as this segment of the credit market, as represented by the BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index, returned 48.34%, outperforming the Fund’s secondary benchmark index.

•

Exposure to commercial mortgage-backed securities (“CMBS”) benefited relative performance as CMBS, as represented by the Barclays Capital CMBS Index, returned 42.81% during the period, outperforming the Fund’s secondary benchmark index.

•

An overweight allocation to Russia benefited relative performance. Russia, as represented by the JPMorgan EMBIG Russia sub index, returned 33.60% for the period, outperforming the Fund’s secondary benchmark index.

•

An underweight allocation to real estate investment trusts (“REITs”) detracted from relative performance as REITs, as represented by the REITs component of the Barclays Capital Global Aggregate Bond Index, outperformed the Fund’s secondary benchmark index with a return of 42.33% for the period.

•

An overweight allocation to investment-grade banking corporate debt detracted from relative performance as banking issues, as represented by the banking component of the Barclays Capital Global Aggregate Bond Index, returned 24.00% during the period, underperforming the Fund’s secondary benchmark index.

•

An overweight allocation to Uruguay benefited relative performance as Uruguayan bonds, as represented by the JPMorgan EMBIG Uruguay sub index, returned 42.68% for the period, outperforming the Fund’s secondary benchmark index.

Average Annual Total Return for the period ended March 31, 2010

	1 Year	5 Years	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Class A	36.67%	7.04%	7.85%
PIMCO Diversified Income Fund Class A (adjusted)	31.55%	6.22%	7.24%
PIMCO Diversified Income Fund Class B	35.67%	6.24%	7.06%
PIMCO Diversified Income Fund Class B (adjusted)	32.17%	6.16%	7.06%
PIMCO Diversified Income Fund Class C (adjusted)	34.67%	6.24%	7.06%
Barclays Capital Global Credit Hedged USD Index	22.67%	5.39%	5.59%
1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	31.59%	7.18%	7.77%
Lipper Multi-Sector Income Funds Average	30.86%	5.57%	6.65%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.19% for Class A shares and 1.94% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through March 31, 2010

Allocation Breakdown‡

Corporate Bonds & Notes	52.8%
Sovereign Issues	17.0%
Foreign Currency-Denominated Issues	12.7%
Mortgage-Backed Securities	9.4%
Short-Term Instruments	2.7%
Other	5.4%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,085.04	$1,081.02	$1,081.02	$1,019.20	$1,015.46	$1,015.46
Expenses Paid During Period†	$5.98	$9.86	$9.86	$5.79	$9.55	$9.55

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.15% for Class A, 1.90% for Class B, and 1.90% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2010	9

PIMCO Emerging Local Bond Fund

Class A:	PELAX
Class C:	PELCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

An underweight to Thailand contributed to performance as the Thailand sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified (Unhedged) (the “benchmark”) for the period.

•	An underweight to Chile added to relative performance as the Chile sub index underperformed the benchmark for the period.

•	An overweight to Mexico detracted from performance as the Mexico sub index underperformed the benchmark for the period.

•	An underweight to Russia detracted from relative performance as the Russia sub index outperformed the benchmark for the period.

Average Annual Total Return for the period ended March 31, 2010

	1 Year	Fund Inception (12/29/06)
PIMCO Emerging Local Bond Fund Class A	42.10%	9.75%
PIMCO Emerging Local Bond Fund Class A (adjusted)	36.82%	8.47%
PIMCO Emerging Local Bond Fund Class C (adjusted)	40.05%	8.94%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	36.63%	11.88%	*
Lipper Emerging Markets Debt Funds Average	36.36%	6.43%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 12/31/06.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.35% and 2.10% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Return Through March 31, 2010

Allocation Breakdown‡

Mexico	16.2%
Brazil	10.6%
United States	9.2%
Poland	9.1%
Indonesia	8.1%
South Africa	7.3%
Hungary	6.3%
Turkey	5.8%
Thailand	5.4%
Short-Term Instruments	5.4%
Other	16.6%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,090.62	$1,086.51	$1,018.20	$1,014.46
Expenses Paid During Period†	$7.04	$10.92	$6.79	$10.55

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.35% for Class A and 2.10% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Emerging Markets Bond Fund

Class A:	PAEMX
Class B:	PBEMX
Class C:	PEBCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to countries with emerging market countries, which may be represented by forwards or derivatives such as options, futures, contracts, or swap agreements.

•

An overweight to emerging market (“EM”) corporate and quasi sovereign credits benefited relative performance. EM corporates, as represented by the JPMorgan Corporate Emerging Markets Bond Index (“CEMBI”), returned 39.29% and outperformed EM sovereigns, as represented by the JPMorgan Emerging Markets Bond Index Global (“EMBIG”), which returned 29.15% during the period.

•	An underweight to Chinese external debt added to performance as the China sub index underperformed the JPMorgan EMBIG during the period.

•	An underweight to Malaysia benefited relative performance as the Malaysia sub index underperformed the JPMorgan EMBIG during the period.

•	An underweight to Venezuela detracted from relative performance as the Venezuela sub index outperformed the JPMorgan EMBIG during the period.

•	An underweight to Ukraine detracted from performance as the Ukraine sub index outperformed the JPMorgan EMBIG during the period.

•	An underweight to Argentina detracted from performance as the Argentina sub index outperformed the JPMorgan EMBIG during the period.

Average Annual Total Return for the period ended March 31, 2010

	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Class A	31.67%	8.59%	12.96%	11.26%
PIMCO Emerging Markets Bond Fund Class A (adjusted)	26.73%	7.76%	12.53%	10.92%
PIMCO Emerging Markets Bond Fund Class B	30.70%	7.78%	12.37%	10.79%
PIMCO Emerging Markets Bond Fund Class B (adjusted)	27.20%	7.71%	12.37%	10.79%
PIMCO Emerging Markets Bond Fund Class C (adjusted)	29.69%	7.78%	12.14%	10.44%
JPMorgan Emerging Markets Bond Index (EMBI) Global	29.15%	9.27%	10.27%	9.17%
Lipper Emerging Markets Debt Funds Average	36.36%	8.50%	10.98%	8.81%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month- end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.28% for Class A shares and 2.03% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through March 31, 2010

Allocation Breakdown‡

Russia	18.6%
Brazil	14.3%
Mexico	11.5%
Indonesia	7.4%
Short-Term Instruments	7.0%
Panama	5.5%
Colombia	5.2%
Other	30.5%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,066.35	$1,062.40	$1,062.37	$1,018.70	$1,014.96	$1,014.96
Expenses Paid During Period†	$6.44	$10.28	$10.28	$6.29	$10.05	$10.05

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.25% for Class A, 2.00% for Class B, and 2.00% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2010	11

PIMCO Floating Income Fund

Class A:	PFIAX
Class C:	PFNCX

Portfolio Insights

•

The Fund seeks maximum current yield, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investments that effectively enable the Fund to achieve floating rate income, including, but not limited to variable and floating-rate fixed-income instruments, fixed-income instruments with durations of less than or equal to one year, and fixed-rate fixed-income instruments with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments, each of which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

An overall overweight to emerging market (“EM”) debt detracted from relative performance. EM debt, as represented by the JPMorgan Emerging Markets Bond Index Global (“EMBIG”), returned 29.15% during the period, underperforming the Fund’s secondary benchmark index.

•

An overall underweight allocation to investment-grade credit benefited relative performance as this segment of the credit market, as represented by the credit component of the Barclays Capital Global Aggregate Bond Index, returned 18.66%, underperforming the Fund’s secondary benchmark index.

•

An underweight allocation to global high-yield bonds detracted from relative performance as this segment of the credit market, as represented by the BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index, returned 48.34%, outperforming the Fund’s secondary benchmark index.

•

Exposure to commercial mortgage-backed securities (“CMBS”) benefited relative performance as CMBS, as represented by the Barclays Capital CMBS Index, returned 42.81% during the period, outperforming the Fund’s secondary benchmark index.

•

An overweight allocation to Russia benefited relative performance as Russia debt, as represented by the JPMorgan EMBIG Russia sub index returned 33.60% for the period, outperforming the Fund’s secondary benchmark index.

•

An underweight allocation to real estate investment trusts (“REITs”) detracted from relative performance as REITs, as represented by the REITs component of the Barclays Capital Global Aggregate Bond Index, outperformed the Fund’s secondary benchmark index with a return of 42.33% for the period.

•

An overweight allocation to investment-grade banking corporate debt detracted from relative performance as banking issues, as represented by the banking component of the Barclays Capital Global Aggregate Bond Index returned 24.00% during the period, underperforming the Fund’s secondary benchmark index.

•

An overweight allocation to Uruguay benefited relative performance as Uruguayan bonds, as represented by the JPMorgan EMBIG Uruguay sub index, returned 42.68% for the period, outperforming the Fund’s secondary benchmark index.

Average Annual Total Return for the period ended March 31, 2010

	1 Year	5 Years	Fund Inception (07/30/04)
PIMCO Floating Income Fund Class A	36.54%	3.53%	3.74%
PIMCO Floating Income Fund Class A (adjusted)	33.49%	3.07%	3.33%
PIMCO Floating Income Fund Class C (adjusted)	35.14%	3.22%	3.41%
3 Month USD LIBOR Index	0.59%	3.56%	3.39%	*
Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	29.23%	2.07%	2.46%	*
Lipper Loan Participation Funds Average	34.62%	3.21%	3.45%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.03% and 1.33% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through March 31, 2010

Allocation Breakdown‡

Corporate Bonds & Notes	52.8%
Foreign Currency-Denominated Issues	12.2%
Sovereign Issues	11.4%
Short-Term Instruments	8.4%
Mortgage-Backed Securities	7.1%
Other	8.1%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,092.34	$1,090.72	$1,020.19	$1,018.70
Expenses Paid During Period†	$4.96	$6.52	$4.78	$6.29

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.95% for Class A and 1.25% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO Foreign Bond Fund (Unhedged)

Class A:	PFUAX
Class C:	PFRCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An underweight to U.K. duration (or sensitivity to changes in market interest rates) since November 2009 contributed to performance as ten-year U.K. Gilt yields rose.

•	An underweight to Japanese duration via the long-end of the yield curve contributed to performance as long-term interest rates moved higher during the period.

•	An overweight to Australian duration detracted from performance as interest rates in the country increased during the period.

•	Holdings of corporate bonds, especially those of select financial companies, contributed to performance as spreads on these bonds narrowed during the period.

•	Positions in Agency mortgage-backed securities (“MBS”), non-Agency MBS and asset-backed securities contributed to performance as prices on these securities appreciated during the period.

•

Exposure to a basket of emerging market currencies, which included primarily the Brazilian real and Korean won, contributed to performance as several of these currencies appreciated relative to the U.S. dollar during the period.

Average Annual Total Return for the period ended March 31, 2010

	1 Year	5 Years	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Class A	28.45%	4.81%	5.89%
PIMCO Foreign Bond Fund (Unhedged) Class A (adjusted)	23.63%	4.02%	5.21%
PIMCO Foreign Bond Fund (Unhedged) Class C (adjusted)	26.50%	4.03%	5.09%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD*	8.12%	4.82%	6.02%
Lipper International Income Funds Average	15.84%	4.48%	5.38%

All Fund returns are net of fees and expenses.

* The inception date for the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD was 05/03/2004. Prior to 05/03/2004, the performance of the JPMorgan GBI Global ex-US Index is shown.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.32% and 2.07% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through March 31, 2010

Allocation Breakdown‡

United States	22.9%
Germany	20.1%
France	14.7%
United Kingdom	10.2%
Netherlands	8.5%
Australia	7.6%
Japan	5.2%
Short-Term Instruments	2.0%
Other	8.8%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$995.10	$991.41	$1,020.19	$1,016.45
Expenses Paid During Period†	$4.73	$8.44	$4.78	$8.55

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.95% for Class A and 1.70% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2010	13

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Class A:	PFOAX
Class B:	PFOBX
Class C:	PFOCX
Class R:	PFRRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

Portfolios managed to a U.S. dollar hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that are hedged to the U.S. dollar generally underperformed unhedged portfolios over the period, as the U.S. dollar underperformed most major currencies.

•	An underweight to U.K. duration (or sensitivity to changes in market interest rates) since November 2009 contributed to performance as ten-year U.K. Gilt yields rose.

•	An underweight to Japanese duration via the long-end of the yield curve contributed to performance as long-term interest rates moved higher during the period.

•	An overweight to Australian duration detracted from performance as interest rates in the country increased during the period.

•	Holdings of corporate bonds, especially those of select financial companies, contributed to performance as spreads on these bonds narrowed during the period.

•	Positions in both Agency mortgage-backed securities (“MBS”) and non-Agency MBS contributed to performance as prices on these securities appreciated during the period.

•

Exposure to a basket of emerging market currencies, which included primarily the Brazilian real and Korean won, contributed to performance as several of these currencies appreciated relative to the U.S. dollar during the period.

Average Annual Total Return for the period ended March 31, 2010

	1 Year	5 Years	10 Years	Fund Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A	22.27%	5.63%	6.17%	7.46%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	17.69%	4.83%	5.76%	7.22%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B	21.37%	4.85%	5.61%	7.14%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	17.87%	4.77%	5.61%	7.14%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	20.37%	4.85%	5.38%	6.66%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class R	21.97%	5.37%	5.90%	7.19%
JPMorgan GBI Global ex-US Index Hedged in USD	3.42%	4.77%	5.26%	6.87%	*
Lipper International Income Funds Average	15.84%	4.48%	6.36%	6.19%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.15% for Class A shares, 1.90% for Class B shares, 1.90% for Class C shares, and 1.40% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through March 31, 2010

Allocation Breakdown‡

United States	28.4%
Germany	23.0%
Japan	11.2%
France	11.1%
United Kingdom	6.5%
Canada	5.4%
Short-Term Instruments	1.8%
Other	12.6%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,055.09	$1,051.19	$1,051.18	$1,053.81	$1,020.19	$1,016.45	$1,016.45	$1,018.95
Expenses Paid During Period†	$4.87	$8.69	$8.69	$6.14	$4.78	$8.55	$8.55	$6.04

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.95% for Class A, 1.70% for Class B, 1.70% for Class C, and 1.20% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO Global Advantage Strategy Bond Fund

Class A:	PGSAX
Class C:	PAFCX
Class R:	PSBRX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of its benchmarks, consistent with prudent investment management by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An overweight to duration (or sensitivity to changes in market interest rates) in the U.S. detracted from performance as yields rose during the period.

•	An overweight to duration for much of the period in core Eurozone countries, such as Germany, contributed to performance as yields have declined since May 2009.

•	An underweight to duration in Japan primarily in the latter half of the reporting period contributed to performance as yields rose during the period.

•	A curve-steepening bias in the U.S. and U.K. contributed to performance as long-term yields rose more than the short-term yields during the period.

•	An underweight to U.S. Agency mortgage-backed securities (“MBS”) during the latter half of the reporting period detracted from performance as spreads narrowed during the period.

•

An overweight to U.S. and Japanese inflation-linked bonds (“ILBs”) during the earlier part of the reporting period contributed to performance as ILBs outperformed their nominal counterparts amidst rising breakeven rates during the period.

•	An underweight to investment-grade corporate securities detracted from performance as credit spreads tightened in both the U.S. and Eurozone during the period.

•	An underweight to emerging market external bonds detracted from performance as spreads narrowed during the period.

Average Annual Total Return for the period ended March 31, 2010

	1 Year	Fund Inception (02/05/09)
PIMCO Global Advantage Strategy Bond Fund Class A	14.75%	13.65%
PIMCO Global Advantage Strategy Bond Fund Class A (adjusted)	10.47%	9.92%
PIMCO Global Advantage Strategy Bond Fund Class C (adjusted)	12.88%	12.77%
PIMCO Global Advantage Strategy Bond Fund Class R	14.46%	13.35%
Barclays Capital U.S. Aggregate Index	7.69%	7.71%
PIMCO Global Advantage Bond Index (GLADI)	16.53%	15.26%
Lipper Global Income Funds Average	19.94%	16.43%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.10% for Class A shares, 1.85% for Class C shares, and 1.35% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through March 31, 2010

Allocation Breakdown‡

Short-Term Instruments	22.8%
United States	22.6%
Germany	11.2%
Canada	9.8%
Mexico	5.1%
Other	28.5%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class C	Class R	Class A	Class C	Class R
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,006.56	$1,002.74	$1,005.32	$1,019.45	$1,015.71	$1,018.20
Expenses Paid During Period†	$5.50	$9.24	$6.75	$5.54	$9.30	$6.79

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.10% for Class A, 1.85% for Class C, and 1.35% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2010	15

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Class A:	PAIIX
Class B:	PBIIX
Class C:	PCIIX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

Portfolios managed to a U.S. dollar hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that are hedged to the U.S. dollar generally underperformed unhedged portfolios over the period, as the U.S. dollar underperformed most major currencies.

•	An underweight to U.K. duration (or sensitivity to changes in market interest rates) since November 2009 contributed to performance as ten-year U.K. Gilt yields rose during the period.

•	An underweight to Japanese duration via the long-end of the yield curve contributed to performance as long-term interest rates moved higher during the period.

•	An overweight to Australian duration detracted from performance as interest rates in the country increased during the period.

•	Holdings of corporate bonds, especially those of select financial companies, contributed to performance as spreads on these bonds narrowed during the period.

•	Positions in Agency mortgage-backed securities (“MBS”), non-Agency MBS and asset-backed securities contributed to performance as prices on these securities appreciated during the period.

•

Exposure to a basket of emerging market currencies, which included primarily the Brazilian real and Korean won, contributed to performance as several of these currencies appreciated relative to the U.S. dollar during the period.

Average Annual Total Return for the period ended March 31, 2010

	1 Year	5 Years	10 Years	Fund Inception (10/02/95)
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A	17.24%	5.02%	6.09%	6.72%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	12.84%	4.22%	5.69%	6.44%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B	16.37%	4.24%	5.54%	6.32%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	12.87%	4.15%	5.54%	6.32%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	15.37%	4.23%	5.30%	5.91%
JPMorgan GBI Global Hedged in USD	2.18%	4.86%	5.44%	6.41%	*
Lipper Global Income Funds Average	19.94%	4.81%	6.29%	6.31%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 09/30/95.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.45% for Class A shares and 2.19% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through March 31, 2010

Allocation Breakdown‡

United States	25.0%
Germany	23.1%
France	13.9%
Australia	8.2%
Japan	8.2%
Canada	6.9%
United Kingdom	6.1%
Short-Term Instruments	1.2%
Other	7.4%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,041.61	$1,037.74	$1,037.75	$1,020.19	$1,016.45	$1,016.45
Expenses Paid During Period†	$4.84	$8.64	$8.64	$4.78	$8.55	$8.55

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.95% for Class A, 1.70% for Class B, and 1.70% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO GNMA Fund

Class A:	PAGNX
Class B:	PBGNX
Class C:	PCGNX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An overweight to mortgage spread duration added to returns as mortgage spreads compressed over the period.

•	Exposure to commercial mortgage-backed securities (“CMBS”) added to returns as the CMBS sector outperformed fixed-rate mortgage-backed securities for the period.

•	A curve-steepening position benefited performance as the thirty-year U.S. Treasury yield rose more than the two-year U.S. Treasury yield over the period.

•	An overweight to interest rate duration detracted from performance as U.S. Treasury rates sold off during the period.

•	Exposure to consumer asset-backed securities added to performance as they outperformed fixed-rate MBS over the period.

Average Annual Total Return for the period ended March 31, 2010

	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Class A	8.59%	6.21%	6.55%	6.41%
PIMCO GNMA Fund Class A (adjusted)	4.53%	5.40%	6.14%	6.09%
PIMCO GNMA Fund Class B	7.78%	5.42%	5.98%	5.96%
PIMCO GNMA Fund Class B (adjusted)	4.28%	5.34%	5.98%	5.96%
PIMCO GNMA Fund Class C (adjusted)	6.78%	5.42%	5.74%	5.61%
Barclays Capital GNMA Index	5.13%	5.98%	6.29%	6.09%
Lipper GNMA Funds Average	7.02%	5.50%	5.70%	5.45%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.06% for Class A shares and 1.81% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through March 31, 2010

Allocation Breakdown‡

U.S. Government Agencies	91.3%
Mortgage-Backed Securities	3.2%
Asset-Backed Securities	2.9%
Short-Term Instruments	2.6%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,033.41	$1,029.57	$1,029.57	$1,020.44	$1,016.70	$1,016.70
Expenses Paid During Period†	$4.56	$6.35	$8.35	$4.53	$8.30	$8.30

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Class A, 1.65% for Class B, and 1.65% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2010	17

PIMCO Government Money Market Fund

Class A:	AMAXX
Class C:	AMGXX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund may invest in the following: U.S. Treasury Bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and repurchase agreements secured by such obligations.

•	The Fund had a focus on high quality and short maturity assets.

•

The Fund’s weighted average maturity was fairly stable over the period, and positioned just below the 60-day maximum to take advantage of the positively sloped Agency (U.S. Government Sponsored Entities) yield curve.

•	The Fund’s exposure to high quality Agency discount notes provided a slight yield advantage over U.S. Treasury Bills over the period.

Average Annual Total Return for the period ended March 31, 2010

	7 Day Yield	30 Day Yield	1 Year	Fund Inception (01/27/09)
PIMCO Government Money Market Fund Class A	0.02%	0.02%	0.11%	0.10%
PIMCO Government Money Market Fund Class C	0.02%	0.02%	0.11%	0.10%
Citigroup 3-Month Treasury Bill Index			0.13%	0.14%	*
Lipper U.S. Government Money Market Funds Average			0.04%	0.05%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.43% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through March 31, 2010

Allocation Breakdown‡

U.S. Treasury Bills	43.5%
Commercial Paper	38.0%
Repurchase Agreements	11.4%
U.S. Treasury Cash Management Bills	4.3%
U.S. Government Agencies	2.8%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,000.23	$1,000.23	$1,024.03	$1,024.03
Expenses Paid During Period†	$0.90	$0.90	$0.91	$0.91

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.18% for Class A and 0.18% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 0.18% for Class A and 0.18% for Class C reflects net annualized expenses after application of an expense waiver of 0.25%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

18	PIMCO Funds

PIMCO High Yield Fund

Class A:	PHDAX
Class B:	PHDBX
Class C:	PHDCX
Class R:	PHYRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

•

An overweight to the broad financial sector, which led the high-yield market, and an emphasis on banks and life insurance, which were among the top performing sub-categories within the broad financial sector, contributed to performance for the period.

•	Exposure to auto-related bonds, which outperformed the broader consumer cyclical category, benefited performance for the period.

•	A below-index weight to the energy sector, which underperformed over the period, added to relative performance for the period.

•	An overweight to the healthcare sector, which lagged the broader market alongside most defensive categories, detracted from performance for the period.

•	An overweight to the utility sector, which was among the worst performing industry categories over the period, detracted from relative performance for the period.

•	Tactical exposure to high-grade bonds, which underperformed high-yield bonds over the period, detracted from performance for the period.

Average Annual Total Return for the period ended March 31, 2010

	1 Year	5 Years	10 Years	Fund Inception (12/15/92)
PIMCO High Yield Fund Class A	50.23%	6.34%	6.59%	7.81%
PIMCO High Yield Fund Class A (adjusted)	44.60%	5.53%	6.18%	7.52%
PIMCO High Yield Fund Class B	49.13%	5.56%	6.03%	7.49%
PIMCO High Yield Fund Class B (adjusted)	45.63%	5.48%	6.03%	7.49%
PIMCO High Yield Fund Class C (adjusted)	48.13%	5.56%	5.80%	7.02%
PIMCO High Yield Fund Class R	49.87%	6.08%	6.32%	7.53%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index**	43.12%	6.63%	6.75%	7.48%	*
Lipper High Current Yield Funds Average	47.35%	5.56%	5.42%	6.20%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 12/31/92.

** The inception date for the BofA Merrill Lynch U.S. High Yield, BB-B rated, Constrained Index was 12/31/1996. Prior to 12/31/1996, the performance of the BofA Merrill Lynch US High Yield, Cash Pay, BB-B Rated Index is shown.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.91% for Class A shares, 1.66% for Class B shares, 1.66% for Class C shares, and 1.16% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through March 31, 2010

Allocation Breakdown‡

Corporate Bonds & Notes	72.9%
Foreign Currency-Denominated Issues	10.5%
Short-Term Instruments	5.8%
Mortgage-Backed Securities	4.4%
Bank Loan Obligations	3.8%
Other	2.6%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,113.28	$1,109.16	$1,109.18	$1,111.92	$1,020.39	$1,016.65	$1,016.65	$1,019.15
Expenses Paid During Period†	$4.79	$8.73	$8.73	$6.11	$4.58	$8.35	$8.35	$5.84

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.91% for Class A, 1.66% for Class B, 1.66% for Class C, and 1.16% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2010	19

PIMCO Income Fund

Class A:	PONAX
Class C:	PONCX
Class R:	PONRX

Portfolio Insights

•

The Fund seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	The Fund’s below-index duration (or sensitivity to changes in market interest rates) for a majority of the period benefited performance as yields moved higher over the period.

•	Exposure to the high-yield sector benefited performance as the sector saw a significant rebound and posted strong positive performance for the period.

•	Exposure to mortgage-backed securities (“MBS”) added to returns as MBS outperformed for the period.

•	Positions in investment-grade credit added to returns as this sector outperformed the general credit market for the period.

Average Annual Total Return for the period ended March 31, 2010

	1 Year	Fund Inception (03/30/07)
PIMCO Income Fund Class A	28.12%	7.19%
PIMCO Income Fund Class A (adjusted)	23.08%	5.77%
PIMCO Income Fund Class C (adjusted)	26.13%	6.35%
PIMCO Income Fund Class R	27.78%	6.92%
Barclays Capital U.S. Aggregate Index	7.69%	6.14%	*
Lipper Multi-Sector Income Funds Average	30.86%	5.23%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 03/31/07.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.42% for Class A shares, 2.19% for Class C shares, and 1.75% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through March 31, 2010

Allocation Breakdown‡

U.S. Government Agencies	47.2%
Mortgage-Backed Securities	20.9%
Corporate Bonds & Notes	18.0%
Asset-Backed Securities	5.6%
Short-Term Instruments	4.0%
Other	4.3%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class C	Class R	Class A	Class C	Class R
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,089.27	$1,085.23	$1,087.91	$1,020.49	$1,016.75	$1,019.25
Expenses Paid During Period†	$4.64	$8.53	$5.93	$4.48	$8.25	$5.74

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.89% for Class A, 1.64% for Class C, and 1.14% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

20	PIMCO Funds

PIMCO Investment Grade Corporate Bond Fund

Class A:	PBDAX
Class C:	PBDCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment-grade corporate fixed-income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

An overweight to duration (or sensitivity to changes in market interest rates) detracted from performance as ten-year rates rose in the U.S., Europe and the U.K. Tactical underweights to U.S. duration towards the beginning and end of the year were not sufficient to offset negative performance impacts of regional and overall duration overweights throughout the rest of the year.

•	An overweight to the natural gas pipeline sector benefited performance as the sector outperformed the Barclays Capital U.S. Credit Index.

•	An above-index allocation to the banking sector benefited performance as the sector performed better than the Barclays Capital U.S. Credit Index.

•	An underweight to consumer non-cyclical credits added to relative performance as the sector underperformed the Barclays Capital U.S. Credit Index.

•	A below-index allocation to the insurance sector benefited relative performance as insurance credits outperformed the Barclays Capital U.S. Credit Index.

•	An underweight to Real Estate Investment Trust (“REIT”) credits detracted from performance as REIT issuers outperformed the Barclays Capital U.S. Credit Index.

•	The Fund’s underweight exposure to credits in the technology sector benefited performance as technology credits underperformed relative to the Barclays Capital U.S. Credit Index.

Average Annual Total Return for the period ended March 31, 2010

	1 Year	5 Years	Fund Inception (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Class A	26.21%	7.32%	8.20%
PIMCO Investment Grade Corporate Bond Fund Class A (adjusted)	21.43%	6.51%	7.78%
PIMCO Investment Grade Corporate Bond Fund Class C (adjusted)	24.27%	6.52%	7.39%
Barclays Capital U.S. Credit Index	20.83%	5.37%	6.88%	*
Lipper Intermediate Investment Grade Debt Funds Average	15.64%	4.45%	5.71%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90% and 1.65% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through March 31, 2010

Allocation Breakdown‡

Banking & Finance	38.2%
Industrials	33.9%
Utilities	10.1%
U.S. Treasury Obligations	4.5%
Short-Term Instruments	4.1%
Other	9.2%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,061.43	$1,057.49	$1,020.44	$1,016.70
Expenses Paid During Period†	$4.63	$8.46	$4.53	$8.30

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Class A and 1.65% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2010	21

PIMCO Long-Term U.S. Government Fund

Class A:	PFGAX
Class B:	PFGBX
Class C:	PFGCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises.

•

A slight overweight duration position (or sensitivity to changes in market interest rates) versus the Fund’s benchmark index detracted from performance as yields rose across the majority of the yield curve over the period.

•	A curve-steepening bias positively impacted relative performance as the two- to thirty-year yield spread steepened during the period.

•	An overweight allocation to long maturity Agency debentures contributed to performance as they outperformed like-duration U.S. Treasuries over the period.

•	An out-of-benchmark allocation to corporate bonds benefited performance as they outperformed like-duration U.S. Treasuries during the period.

•	An out-of-benchmark allocation to mortgage-backed securities (“MBS”) benefited performance as MBS outperformed long maturity U.S. Treasuries during the period.

Average Annual Total Return for the period ended March 31, 2010

	1 Year	5 Years	10 Years	Fund Inception (07/01/91)
PIMCO Long-Term U.S. Government Fund Class A	1.49%	5.28%	7.18%	8.67%
PIMCO Long-Term U.S. Government Fund Class A (adjusted)	-2.31%	4.48%	6.77%	8.40%
PIMCO Long-Term U.S. Government Fund Class B	0.74%	4.50%	6.62%	8.37%
PIMCO Long-Term U.S. Government Fund Class B (adjusted)	-2.52%	4.42%	6.62%	8.37%
PIMCO Long-Term U.S. Government Fund Class C (adjusted)	-0.19%	4.50%	6.38%	7.87%
Barclays Capital Long-Term Treasury Index	-7.26%	5.25%	6.86%	8.20%	*
Lipper General U.S. Government Funds Average	2.40%	4.22%	5.09%	5.82%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 06/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.905% for Class A shares and 1.655% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through March 31, 2010

Allocation Breakdown‡

U.S. Treasury Obligations	65.7%
U.S. Government Agencies	21.5%
Mortgage-Backed Securities	5.5%
Corporate Bonds & Notes	4.7%
Short-Term Instruments	1.0%
Other	1.6%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$975.43	$971.80	$971.80	$1,020.49	$1,016.75	$1,016.75
Expenses Paid During Period†	$4.38	$8.06	$8.06	$4.48	$8.25	$8.25

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.885% for Class A, 1.635% for Class B, and 1.635% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

22	PIMCO Funds

PIMCO Low Duration Fund

Class A:	PTLAX
Class B:	PTLBX
Class C:	PTLCX
Class R:	PLDRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An above-index duration (or sensitivity to changes in market interest rates) detracted from performance as interest rates increased during the period.

•	Holdings of Agency mortgage pass-through securities added to returns as these high-quality assets outperformed like duration U.S. Treasuries during the period.

•	Exposure to senior non-Agency mortgage-backed securities (“MBS”) benefited performance as non-Agency MBS showed strong performance during the period and outperformed U.S. Treasuries.

•	Allocations to investment-grade corporate securities, in particular financials, added to returns as the sector outperformed the broader investment-grade corporate sector during the period.

•	Tactical holdings of high-yield bonds benefited returns as high-yield credit performed well during the period.

•	A small exposure to emerging markets contributed to performance as the sector outperformed U.S. Treasuries during the period.

Average Annual Total Return for the period ended March 31, 2010

	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Low Duration Fund Class A	15.35%	4.96%	4.92%	6.23%
PIMCO Low Duration Fund Class A (adjusted)	12.75%	4.49%	4.68%	6.09%
PIMCO Low Duration Fund Class B	14.49%	4.18%	4.37%	5.99%
PIMCO Low Duration Fund Class B (adjusted)	9.49%	3.84%	4.37%	5.99%
PIMCO Low Duration Fund Class C (adjusted)	13.83%	4.45%	4.40%	5.71%
PIMCO Low Duration Fund Class R	15.07%	4.70%	4.66%	5.97%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	1.40%	4.24%	4.42%	5.82%	*
Lipper Short Investment Grade Debt Funds Average	10.34%	3.45%	3.93%	5.36%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.88% for Class A shares, 1.63% for Class B shares, 1.18% for Class C shares, and 1.13% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through March 31, 2010

Allocation Breakdown‡

Short-Term Instruments	36.5%
Corporate Bonds & Notes	30.3%
U.S. Government Agencies	15.1%
Mortgage-Backed Securities	7.8%
Asset-Backed Securities	4.0%
Other	6.3%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,032.40	$1,028.55	$1,030.31	$1,031.12	$1,020.69	$1,016.95	$1,019.20	$1,019.45
Expenses Paid During Period†	$4.31	$8.09	$5.82	$5.57	$4.28	$8.05	$5.79	$5.54

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.85% for Class A, 1.60% for Class B, 1.15% for Class C, and 1.10% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2010	23

PIMCO Money Market Fund

Class A:	PYAXX
Class B:	PYCXX
Class C:	PKCXX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest-rating category for short-term obligations.

•	The Fund had a focus on high quality and short maturity assets.

•	The Fund’s weighted average maturity was fairly stable over the period, but ended the period slightly lower to help minimize the interest rate sensitivity of the portfolio.

•	The Fund moved its exposure from Agency discount notes to corporate and Yankee bank commercial paper over the period as they provided a yield advantage over Agency discount notes.

Average Annual Total Return for the period ended March 31, 2010

	7 Day Yield	30 Day Yield	1 Year	5 Years	10 Years	Fund Inception (03/01/91)
PIMCO Money Market Fund Class A	0.05%	0.05%	0.09%	2.74%	2.49%	3.43%
PIMCO Money Market Fund Class B	0.05%	0.05%	0.09%	2.27%	2.06%	3.09%
PIMCO Money Market Fund Class C	0.05%	0.05%	0.09%	2.74%	2.49%	3.44%
Citigroup 3-Month Treasury Bill Index			0.13%	2.76%	2.70%	3.66%	*
Lipper Money Market Instrument Funds Average			0.07%	2.59%	2.35%	3.47%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 02/28/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return will fluctuate. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Money market funds are not insured or guaranteed by the FDIC or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.57% for Class A shares, 1.47% for Class B shares, and 0.57% for Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through March 31, 2010

Allocation Breakdown‡

Commercial Paper	39.3%
U.S. Treasury Bills	37.2%
Repurchase Agreements	10.5%
Corporate Bonds & Notes	7.1%
Other	5.9%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,000.30	$1,000.31	$1,000.30	$1,023.44	$1,023.44	$1,023.44
Expenses Paid During Period†	$1.50	$1.50	$1.50	$1.51	$1.51	$1.51

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.30% for Class A, 0.30% for Class B, and 0.30% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 0.30% for Class A, 0.30% for Class B, and 0.30% for Class C reflects net annualized expenses after application of an expense waiver of 0.27%, 1.17%, and 0.27% for Class A, Class B, and Class C respectively.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

24	PIMCO Funds

PIMCO Mortgage-Backed Securities Fund

Class A:	PMRAX
Class B:	PMRBX
Class C:	PMRCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An overweight to mortgage spread duration added to returns as mortgage spreads compressed over the period.

•

Exposure to non-Agency mortgage-backed securities (“MBS”), subprime asset-backed securities (“ABS”), and commercial MBS added to performance during the period. This resulted primarily from price appreciation on non-Agency MBS and subprime ABS securities (which was substantial during the period) and the outperformance of the CMBS sector versus the MBS index.

•

An underweight to 30-year conventional 4.50% coupon MBS earlier in the period added to returns, contributing to the bulk of performance in the Agency MBS relative value coupon strategy, as they underperformed higher coupon conventional 30-year MBS.

•	An overweight to interest rate duration detracted from performance as U.S. Treasury rates rose during the period.

Average Annual Total Return for the period ended March 31, 2010

	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
Mortgage-Backed Securities Fund Class A	14.14%	6.13%	6.67%	6.51%
Mortgage-Backed Securities Fund Class A (adjusted)	9.84%	5.33%	6.26%	6.19%
Mortgage-Backed Securities Fund Class B	13.30%	5.34%	6.11%	6.07%
Mortgage-Backed Securities Fund Class B (adjusted)	9.80%	5.26%	6.11%	6.07%
Mortgage-Backed Securities Fund Class C (adjusted)	12.29%	5.34%	5.87%	5.71%
Barclays Capital U.S. MBS Fixed Rate Index	5.12%	6.16%	6.49%	6.20%
Lipper U.S. Mortgage Funds Average	8.94%	4.24%	5.07%	4.81%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 2.04% for Class A shares, 2.74% for Class B shares, and 2.77% for Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through March 31, 2010

Allocation Breakdown‡

U.S. Government Agencies	87.5%
Mortgage-Backed Securities	8.3%
Asset-Backed Securities	3.5%
Short-Term Instruments	0.6%
U.S. Treasury Obligations	0.1%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,050.33	$1,046.43	$1,046.43	$1,020.39	$1,016.65	$1,016.65
Expenses Paid During Period†	$4.65	$8.47	$8.47	$4.58	$8.35	$8.35

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.91% for Class A, 1.66% for Class B, and 1.66% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2010	25

PIMCO Real Income 2019 Fund™

Class A:	PCIAX
Class C:	PRLCX

Portfolio Insights

•

The Fund seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2019, by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund also may invest in the following: U.S. Treasury Bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed income securities that are structured to provide protection from inflation.

•	The Fund commenced operations on October 30, 2009.

•

The Fund is primarily used by retirees as a liquid source of baseline income to meet required spending needs not covered by social security or pensions. However, the Fund can also be used to satisfy other needs for systematic, inflation-adjusted income for a defined term.

•

The Fund’s positioning in U.S. Treasury Inflation-Protected Securities (“TIPS”) maturing in 2019 or sooner, as represented by the Barclays Capital U.S. TIPS Real Income 2019 Index, benefited total return performance as the Index returned 1.28%.

•	The distribution per share of the Fund was adjusted up 0.33% during the period due to a rise in the non-seasonally adjusted Consumer Price Index.

Cumulative Total Return for the period ended March 31, 2010

	Fund Inception (10/30/09)
PIMCO Real Income 2019 Fund™ Class A	1.42%
PIMCO Real Income 2019 Fund™ Class A (adjusted)	-2.39%
PIMCO Real Income 2019 Fund™ Class C (adjusted)	0.34%
Barclays Capital U.S. TIPS Real Income 2019 Index	1.28%	*
Lipper Treasury Inflation Protected Securities Funds Average	1.05%	*

All Fund returns are net of fees and expenses.

* Cumulative return since 10/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.82% for Class A shares and 1.32% for Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 08/28/09, as supplemented to date.

Allocation Breakdown‡
U.S. Treasury Obligations	95.3%
Short-Term Instruments	4.7%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance		Hypothetical Performance††
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/30/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,014.18	$1,013.15	$1,020.99	$1,018.50
Expenses Paid During Period†	$3.31	$5.41	$3.98	$6.49

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.79% for Class A and 1.29% for Class C), multiplied by the average account value over the period, multiplied by 153/365 (to reflect the period since the Classes commenced operations on 10/30/09). The Fund’s Class A and Class C hypothetical expenses reflect an amount as if the classes has been operational for the entire fiscal half year.

†† Hypothetical performance reflects a beginning account value as of 10/01/09.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

26	PIMCO Funds

PIMCO Real Income 2029 Fund™

Class A:	POIAX
Class C:	PORCX

Portfolio Insights

•

The Fund seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2029, by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund also may invest in the following: U.S. Treasury Bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed income securities that are structured to provide protection from inflation.

•	The Fund commenced operations on October 30, 2009.

•

The Fund is primarily used by retirees as a liquid source of baseline income to meet required spending needs not covered by social security or pensions. However, the Fund can also be used to satisfy other needs for systematic, inflation-adjusted income for a defined term.

•

The Fund’s positioning in U.S. Treasury Inflation-Protected Securities maturing in 2029 or sooner, represented by the Barclays Capital U.S. TIPS Real Income 2029 Index, benefited total return performance as the Index returned 0.72%.

•	The distribution per share of the Fund was adjusted up 0.33% during the period due to a rise in the non-seasonally adjusted Consumer Price Index.

Cumulative Total Return for the period ended March 31, 2010

	Fund Inception (10/30/09)
PIMCO Real Income 2029 Fund™ Class A	0.85%
PIMCO Real Income 2029 Fund™ Class A (adjusted)	-2.94%
PIMCO Real Income 2029 Fund™ Class C (adjusted)	-0.34%
Barclays Capital U.S. TIPS Real Income 2029 Index	0.72%	*
Lipper Treasury Inflation Protected Securities Funds Average	1.05%	*

All Fund returns are net of fees and expenses.

* Cumulative return since 10/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.82% for Class A shares and 1.32% for Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 08/28/09, as supplemented to date.

Allocation Breakdown‡
U.S. Treasury Obligations	97.5%
Short-Term Instruments	2.5%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance		Hypothetical Performance††
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/30/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,008.52	$1,006.44	$1,020.99	$1,018.50
Expenses Paid During Period†	$3.30	$5.39	$3.98	$6.49

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.79% for Class A and 1.29% for Class C), multiplied by the average account value over the period, multiplied by 153/365 (to reflect the period since the Classes commenced operations on 10/30/09). The Fund’s Class A and Class C hypothetical expenses reflect an amount as if the classes has been operational for the entire fiscal half year.

†† Hypothetical performance reflects a beginning account value as of 10/01/09.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2010	27

PIMCO Short-Term Fund

Class A:	PSHAX
Class B:	PTSBX
Class C:	PFTCX
Class R:	PTSRX

Portfolio Insights

•

The Fund seeks maximum-current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An above benchmark U.S. duration (or sensitivity to changes in market interest rates) detracted from returns as interest rates moved higher across the yield curve over the period.

•

The Fund reduced its exposure to U.S. Agency mortgage-backed securities as the sector experienced strong performance over the period, replacing much of that exposure with U.S. Agency debentures, which provided a slight yield advantage over U.S. Treasuries over the period.

•	Duration-hedging exposure during the beginning of the period benefited performance as yields moved higher over the period.

•	Exposure to the corporate sector, especially in financial issues, added to returns as the sector posted strong performance over the period.

Average Annual Total Return for the period ended March 31, 2010

	1 Year	5 Years	10 Years	Fund Inception (10/07/87)
PIMCO Short-Term Fund Class A	6.94%	3.65%	3.50%	4.87%
PIMCO Short-Term Fund Class A (adjusted)	4.53%	3.18%	3.26%	4.78%
PIMCO Short-Term Fund Class B	6.17%	2.88%	2.96%	4.63%
PIMCO Short-Term Fund Class B (adjusted)	1.17%	2.53%	2.96%	4.63%
PIMCO Short-Term Fund Class C (adjusted)	5.62%	3.34%	3.19%	4.56%
PIMCO Short-Term Fund Class R	6.67%	3.39%	3.28%	4.72%
Citigroup 3-Month Treasury Bill Index	0.13%	2.76%	2.70%	4.25%	*
Lipper Ultra-Short Obligation Funds Average	5.72%	2.10%	2.83%	4.80%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.85% for Class A shares, 1.60% for Class B shares, 1.15% for Class C shares, and 1.10% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through March 31, 2010

Allocation Breakdown‡

Corporate Bonds & Notes	43.2%
U.S. Government Agencies	29.0%
Short-Term Instruments	16.2%
Asset-Backed Securities	4.1%
Mortgage-Backed Securities	3.3%
Other	4.2%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,013.71	$1,010.22	$1,012.20	$1,012.48	$1,020.94	$1,017.40	$1,019.45	$1,019.70
Expenses Paid During Period†	$4.02	$7.57	$5.52	$5.27	$4.03	$7.59	$5.54	$5.29

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.80% for Class A, 1.51% for Class B, 1.10% for Class C, and 1.05% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 1.51% for Class B reflects net annualized expense after application of an expense waiver of 0.04%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

28	PIMCO Funds

PIMCO Tax Managed Real Return Fund

Class A:	PTXAX
Class C:	PXMCX

Portfolio Insights

•

The Fund seeks to provide after-tax inflation-protected return, consistent with prudent investment management, by investing under normal circumstances at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”), with the remainder of the Fund’s assets invested in inflation-indexed bonds of varying maturities issued by the U.S. government, its agencies or instrumentalities, such as Treasury Inflation-Protected Securities (“TIPS”), and other types of fixed income instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, such as CPI swaps.

•	The Fund commenced operations on October 30, 2009.

•

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index throughout the period since the Fund’s inception, which added to performance as municipal yields moved higher over the period.

•

The inflation swap exposure within the Fund detracted from performance as breakeven inflation levels narrowed. This was partially offset by positive inflation accruals during the first quarter of 2010.

•	Exposure to the hospital sector benefited performance, while exposure to the general obligation sector detracted from returns over the period.

•	Exposure to the utility sector detracted from performance, while exposure to the special tax sector added to performance over the period.

Cumulative Total Return for the period ended March 31, 2010

	Fund Inception (10/30/09)
PIMCO Tax Managed Real Return Fund Class A	2.57%
PIMCO Tax Managed Real Return Fund Class A (adjusted)	-1.28%
PIMCO Tax Managed Real Return A (w/sales charge and after taxes on distributions)	-1.28%
PIMCO Tax Managed Real Return A (w/sales charge and after taxes on distributions and sale of fund shares)	-0.67%
PIMCO Tax Managed Real Return Fund Class C (adjusted)	1.36%
PIMCO Tax Managed Real Return C (w/sales charge and after taxes on distributions)	1.36%
PIMCO Tax Managed Real Return C (w/sales charge and after taxes on distributions and sale of fund shares)	0.98%
Barclays Capital Municipal Bond 1-10 Year Blend (1-12) Index	2.06%	*
Lipper General Municipal Debt Funds Average	2.46%	*

All Fund returns are net of fees and expenses.

* Cumulative return since 10/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.91% for Class A shares and 1.41% for Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/28/09, as supplemented to date.

Allocation Breakdown‡
Municipal Bonds & Notes	95.8%
Short-Term Instruments	4.2%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance		Hypothetical Performance††
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/30/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,025.75	$1,023.64	$1,020.69	$1,018.20
Expenses Paid During Period†	$3.59	$5.69	$4.28	$6.79

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.85% for Class A and 1.35% for Class C), multiplied by the average account value over the period, multiplied by 153/365 (to reflect the period since the Classes commenced operations on 10/30/09). The Fund’s Class A and Class C hypothetical expenses reflect an amount as if the classes has been operational for the entire fiscal half year.

†† Hypothetical performance reflects a beginning account value as of 10/01/09.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2010	29

PIMCO Unconstrained Bond Fund

Class A:	PUBAX
Class C:	PUBCX
Class R:	PUBRX

Portfolio Insights

•

The Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

Exposure to investment-grade corporate securities, specifically an overweight to the financials sector, added to performance. Investment-grade corporate spreads decreased 3.93%, and financial spreads decreased 5.83% over the period.

•	Exposure to the bank capital sector added to returns; the par-weighted average price for the Merrill Lynch Preferred Hybrid Securities Index increased from $63.59 to $98.79 over the period.

•	Exposure to emerging market (“EM”) debt contributed to returns as both EM sovereign and EM corporate positions within the Fund performed well over the period.

•

Exposure to non-Agency mortgage-backed securities added to overall performance; the Markit ABX 06-1 Index, which generally tracks the price performance of non-Agency mortgage-backed securities, improved from $64.04 to $85.35 over the period.

•	Exposure to municipal bonds added to returns as the municipal bond sector posted positive performance over the period.

•

The Fund’s long duration bias (or sensitivity to changes in market interest rates), which was primarily focused on the U.S., detracted from performance as the ten-year U.S. Treasury yield increased over the period.

Average Annual Total Return for the period ended March 31, 2010

	1 Year	Fund Inception (06/30/08)
PIMCO Unconstrained Bond Fund Class A	14.16%	9.75%
PIMCO Unconstrained Bond Fund Class A (adjusted)	9.84%	7.37%
PIMCO Unconstrained Bond Fund Class C (adjusted)	12.31%	8.94%
PIMCO Unconstrained Bond Fund Class R	13.88%	9.48%
3 Month USD LIBOR Index (Resets Quarterly)*	0.59%	1.49%
3 Month USD LIBOR Index (Resets Monthly)*	0.50%	1.32%
Lipper General Bond Funds Average	15.41%	4.41%

All Fund returns are net of fees and expenses.

* Effective August 1, 2009, the Fund selected as its primary benchmark the same 3 Month LIBOR (London Intrabank Offered Rate) Index as described, but resetting quarterly. The Fund does not have a secondary benchmark.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.31% for Class A shares, 2.06% for Class C shares, and 1.56% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through March 31, 2010

Allocation Breakdown‡

U.S. Government Agencies	31.7%
Corporate Bonds & Notes	20.4%
Short-Term Instruments	16.8%
U.S. Treasury Obligations	10.2%
Foreign Currency-Denominated Issues	8.4%
Other	12.5%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class C	Class R	Class A	Class C	Class R
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,030.48	$1,026.62	$1,029.19	$1,018.45	$1,014.71	$1,017.20
Expenses Paid During Period†	$6.58	$10.36	$7.84	$6.54	$10.30	$7.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.30% for Class A, 2.05% for Class C, and 1.55% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

30	PIMCO Funds

PIMCO Unconstrained Tax Managed Bond Fund

Class A:	ATMAX
Class C:	ATMCX

Portfolio Insights

•

The Fund seeks maximum long-term after tax return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	The Fund’s duration positioning (or sensitivity to changes in market interest rates) detracted from performance as yields moved higher across the yield curve.

•	Duration-hedging positions benefited performance as U.S. Treasury yields moved higher over the period.

•	A significant position in municipal money market securities detracted from performance as they had lower yields than LIBOR over a majority of the period.

•	Holdings of municipal bonds benefited performance as municipal bonds posted strong performance for the period.

•	Exposure to investment-grade corporate bonds added to returns as the sector had strong performance for the period.

Average Annual Total Return for the period ended March 31, 2010

	1 Year	Fund Inception (01/30/2009)
PIMCO Unconstrained Tax Managed Bond Fund Class A	9.19%	5.91%
PIMCO Unconstrained Tax Managed Bond Fund Class A (adjusted)	5.10%	2.49%
PIMCO Unconstrained Tax Managed Bond A (w/sales charge and after taxes on distributions)	4.45%	1.90%
PIMCO Unconstrained Tax Managed Bond A (w/sales charge and after taxes on distributions and sale of fund shares)	3.55%	1.86%
PIMCO Unconstrained Tax Managed Bond Fund Class C (adjusted)	7.35%	5.12%
PIMCO Unconstrained Tax Managed Bond C (w/sales charge and after taxes on distributions)	6.87%	4.69%
PIMCO Unconstrained Tax Managed Bond C (w/sales charge and after taxes on distributions and sale of fund shares)	4.92%	4.16%
3 Month USD LIBOR After Tax	0.44%	0.57%	*
Lipper General Bond Funds Average	15.41%	12.66%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.10% and 1.85% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through March 31, 2010

Allocation Breakdown‡

Municipal Bonds & Notes	80.1%
Corporate Bonds & Notes	7.8%
Short-Term Instruments	5.1%
Foreign Currency-Denominated Issues	1.9%
Asset-Backed Securities	1.1%
Other	4.0%
‡	% of Total Investments as of 03/31/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,004.85	$1,000.95	$1,019.45	$1,015.71
Expenses Paid During Period†	$5.50	$9.23	$5.54	$9.30

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.10% for Class A and 1.85% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2010	31

Benchmark Descriptions

Index	Description

1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd: The benchmark is an equally weighted blend of the following three indices: Barclays Capital Global Aggregate-Credit Component Hedged USD, BofA Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan EMBI Global. The Barclays Capital Global Aggregate Index-Credit Component Hedged USD provides a broad-based measure of the global investment-grade fixed income markets. The index does not reflect deduction for fees, expenses or taxes. The BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. Prior to September 25th, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in an unmanaged index.

100% Barclays Capital Municipal Bond 1-10 Blend (1-12) Year Index + 100% Barclays Capital Fixed Maturity Inflation Swap Index	100% Barclays Capital Municipal Bond 1-10 Year Blend (1-12) Index + 100% Barclays Capital Fixed Maturity Inflation Swap Index: The benchmark is the sum of the returns for the following two indices: Barclays Capital Municipal Bond 1-10 Year Blend (1-12) Index consists of a broad selection of investment-grade general obligation bonds, revenue bonds, insured bonds (including all insured bonds with a Aaa/AAA rating), and prerefunded bonds with maturities of at least 1 year and less than 12 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. The Barclays Capital Inflation Swap Index is designed to replicate the performance of investing in inflation swaps. The index reflects the return of entering into an Inflation Swap for a specific tenor length measured in years on the last business day of each calendar month. The swap position runs for a month and then the position is unwound and a new swap position with a new swap rate is initiated. The new swap’s tenor length is unchanged and equal to the tenor length of the previous swap. This means that the indices maintain a constant maturity from month to month. The zero-coupon inflation swap is an exchange between an inflation-linked cash flow and a fixed cash flow at maturity, there are no interim payments. It is not possible to invest directly in an unmanaged index.

3 Month USD LIBOR After Tax	3 Month USD LIBOR After Tax. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

3 Month USD LIBOR Index	3 Month USD LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

32	PIMCO Funds

Index	Description

3 Month USD LIBOR Index (Resets Monthly)	3 Month USD LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market, resetting monthly. It is not possible to invest directly in an unmanaged index.

3 Month USD LIBOR Index (Resets Quarterly)	3 Month USD LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market, resetting quarterly. It is not possible to invest directly in an unmanaged index.

Barclays Capital Global Credit Hedged USD Index	Barclays Capital Global Credit Hedged USD contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in an unmanaged index.

Barclays Capital GNMA Index	Barclays Capital GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in an unmanaged index.

Barclays Capital Long-Term Treasury Index	Barclays Capital Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index.

Barclays Capital Municipal Bond 1-10 Year Blend (1-12) Index	Barclays Capital Municipal Bond 1-10 Year Blend (1-12) Index consists of a broad selection of investment-grade general obligation bonds, revenue bonds, insured bonds (including all insured bonds with a Aaa/AAA rating), and prerefunded bonds with maturities of at least 1 year and less than 12 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Credit Index	Barclays Capital U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. MBS Fixed Rate Index	Barclays Capital U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2010	33

Benchmark Descriptions  (Cont.)

Index	Description

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Real Income 2019 Index	The Barclays Capital U.S. TIPS Real Income 2019 Index is designed to track the performance of a U.S. TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2019.

Barclays Capital U.S. TIPS Real Income 2029 Index	The Barclays Capital U.S. TIPS Real Income 2029 Index is designed to track the performance of a U.S. TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2029.

Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd: The benchmark is an equally weighted blend of the following three indices at constant 0.25 year duration: Barclays Capital Global Aggregate Credit Index, BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index, JPMorgan EMBI Global; all USD hedged. The Barclays Capital Global Aggregate Credit Index provides a broad-based measure of the global investment-grade fixed income markets. The index does not reflect deduction for fees, expenses or taxes. The BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. Prior to September 25th, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices.

BofA Merrill Lynch 1-3 Year U.S. Treasury Index	The BofA Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index. Prior to September 25th, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices.

BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index. Prior to September 25th, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices.

34	PIMCO Funds

Index	Description

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Markets Bond Index (EMBI) Global	JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global Hedged in USD	JPMorgan GBI Global Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Since June 2007 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

PIMCO Global Advantage Bond Index (GLADI)	The PIMCO Global Advantage Bond Index (GLADI) is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2010	35

Schedule of Investments  Developing Local Markets Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 1.4%

Westpac Banking Corp.
0.447% due 12/14/2012		$38,000	$37,987

Total Australia (Cost $38,000)			37,987

BARBADOS 0.2%

Columbus International, Inc.
11.500% due 11/20/2014		$6,500	7,150

Total Barbados (Cost $7,123)			7,150

BRAZIL 5.5%

Banco do Brasil S.A.
4.500% due 01/22/2015		$400	410

Brazil Government International Bond
11.000% due 08/17/2040		2,000	2,687

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	1,900	2,024

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		31,320	17,161
10.000% due 01/01/2017		259,643	131,254

Total Brazil (Cost $152,785)			153,536

CANADA 0.3%

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		$8,100	8,282

Total Canada (Cost $8,143)			8,282

CAYMAN ISLANDS 0.4%

Atrium CDO Corp.
0.679% due 06/27/2015		$1,130	1,034

Vita Capital III Ltd.
1.351% due 01/01/2011		9,300	9,149

Total Cayman Islands (Cost $10,338)			10,183

COLOMBIA 1.9%

Colombia Government International Bond
3.807% due 03/17/2013		$7,000	7,053
8.250% due 12/22/2014		3,665	4,361
9.850% due 06/28/2027	COP	20,630,000	12,662
10.000% due 01/23/2012		$9,760	11,185
10.750% due 01/15/2013		2,867	3,498
12.000% due 10/22/2015	COP	21,800,000	13,860

Santa Fe de Bogota D.C.
9.750% due 07/26/2028		660,000	365

Total Colombia (Cost $49,201)			52,984

EGYPT 1.1%

Egypt Government International Bond
8.750% due 07/11/2011		$40	44

Petroleum Export Ltd.
4.623% due 06/15/2010		2,781	2,764
4.633% due 06/15/2010		232	231
5.265% due 06/15/2011		21,076	20,935

Petroleum Export II Ltd.
6.340% due 06/20/2011		6,534	6,452

Total Egypt (Cost $30,465)			30,426

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EL SALVADOR 0.5%

El Salvador Government International Bond
8.500% due 07/25/2011		$13,189	$14,277

Total El Salvador (Cost $14,063)			14,277

FRANCE 1.5%

Dexia Credit Local
0.501% due 01/12/2012		$43,400	43,407

Total France (Cost $43,400)			43,407

GUATEMALA 0.1%

Guatemala Government Bond
10.250% due 11/08/2011		$2,258	2,540

Total Guatemala (Cost $2,504)			2,540

HUNGARY 0.0%

Hungary Government Bond
6.000% due 10/24/2012	HUF	179,100	917

Total Hungary (Cost $973)			917

INDONESIA 0.7%

Majapahit Holding BV
7.250% due 10/17/2011		$19,598	20,760

Total Indonesia (Cost $20,389)			20,760

KAZAKHSTAN 0.2%

Intergas Finance BV
6.875% due 11/04/2011		$2,294	2,420

Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		3,500	3,605

Total Kazakhstan (Cost $5,836)			6,025

LUXEMBOURG 0.3%

Telecom Italia Capital S.A.
0.729% due 02/01/2011		$1,550	1,545
0.861% due 07/18/2011		6,000	5,976

Total Luxembourg (Cost $7,497)			7,521

MALAYSIA 0.6%

Malaysia Government International Bond
7.500% due 07/15/2011		$2,950	3,176

Petronas Capital Ltd.
7.000% due 05/22/2012		12,825	14,134

Total Malaysia (Cost $17,062)			17,310

MEXICO 7.9%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	42,900	2,974

Mexico Government International Bond
7.500% due 06/21/2012		928,545	77,926
7.750% due 12/14/2017		150,500	12,428
8.500% due 12/13/2018		315,692	27,146

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pemex Finance Ltd.
9.030% due 02/15/2011		$2,120	$2,178

Pemex Project Funding Master Trust
0.852% due 12/03/2012		13,459	13,392
1.557% due 06/15/2010		59,852	59,927
5.500% due 02/24/2025	EUR	6,900	9,217

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	214,500	16,934

Total Mexico (Cost $218,552)			222,122

NETHERLANDS 0.0%

Deutsche Telekom International Finance BV
8.500% due 06/15/2010		$500	507

Total Netherlands (Cost $503)			507

PANAMA 1.3%

Panama Government International Bond
9.375% due 07/23/2012		$9,585	11,167
9.625% due 02/08/2011		24,964	26,711

Total Panama (Cost $37,348)			37,878

PHILIPPINES 0.4%

Philippines Government International Bond
8.250% due 01/15/2014		$229	269
8.875% due 03/17/2015		7,860	9,727

Total Philippines (Cost $9,943)			9,996

POLAND 1.5%

Poland Government International Bond
4.750% due 04/25/2012	PLN	50,200	17,657
5.500% due 04/25/2015		2,800	999
5.750% due 04/25/2014		19,000	6,850
6.250% due 07/03/2012		$14,300	15,630

Total Poland (Cost $39,871)			41,136

QATAR 2.0%

Qatar Government International Bond
4.000% due 01/20/2015		$300	307

Qatar Petroleum
5.579% due 05/30/2011		16,417	16,873

Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014		8,400	9,214

Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		26,850	28,314

Total Qatar (Cost $53,685)			54,708

RUSSIA 4.7%

Gaz Capital S.A.
7.800% due 09/27/2010	EUR	10,000	13,974

Gazprom International S.A.
7.201% due 02/01/2020		$2,998	3,190

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		25,978	26,975

JPMorgan Chase Bank N.A.
3.100% due 02/11/2011 (h)		1,900	1,874

36	PIMCO Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		$23,700	$24,559

TNK-BP Finance S.A.
6.125% due 03/20/2012		2,300	2,435
6.875% due 07/18/2011		32,100	33,653
7.500% due 03/13/2013		925	1,006

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		16,570	17,608

VTB Capital S.A.
6.609% due 10/31/2012		1,000	1,053
8.250% due 06/30/2011	EUR	3,000	4,285

Total Russia (Cost $129,207)			130,612

SOUTH AFRICA 0.3%

South Africa Government International Bond
7.375% due 04/25/2012		$7,873	8,671

Total South Africa (Cost $8,640)			8,671

SOUTH KOREA 2.3%

Export-Import Bank of Korea
0.490% due 11/16/2010		$7,500	7,377
5.875% due 01/14/2015		300	324
8.125% due 01/21/2014		5,100	5,921

Korea Development Bank
0.391% due 04/06/2010		38,900	38,900
0.531% due 11/22/2012		8,700	8,437
5.300% due 01/17/2013		1,100	1,169
8.000% due 01/23/2014		2,200	2,539

Total South Korea (Cost $64,490)			64,667

TUNISIA 1.8%

Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	4,600	6,446
7.375% due 04/25/2012		$39,335	43,514

Total Tunisia (Cost $49,431)			49,960

TURKEY 1.0%

Turkey Government International Bond
0.000% due 04/14/2010	TRY	20,000	13,146
9.000% due 06/30/2011		$4,500	4,894
11.500% due 01/23/2012		3,619	4,184
14.000% due 01/19/2011	TRY	7,400	5,116

Total Turkey (Cost $27,869)			27,340

UNITED ARAB EMIRATES 0.5%

Emirate of Abu Dhabi
5.500% due 08/02/2012		$13,600	14,691

Total United Arab Emirates (Cost $14,331)			14,691

UNITED KINGDOM 5.1%

Bank of Scotland PLC
0.312% due 12/08/2010		$20,300	20,260

Barclays Bank PLC
10.179% due 06/12/2021		15,240	19,925

Royal Bank of Scotland Group PLC
0.512% due 03/30/2012		38,500	38,550
1.149% due 04/23/2012		52,000	52,753

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vodafone Group PLC
0.532% due 02/27/2012	$6,131	$6,136
0.597% due 06/15/2011	4,840	4,848

Total United Kingdom (Cost $137,618)		142,472

UNITED STATES 28.0%

ASSET-BACKED SECURITIES 0.6%

ACE Securities Corp.
0.279% due 12/25/2036	$361	323

Bear Stearns Asset-Backed Securities Trust
0.279% due 11/25/2036	229	215
0.309% due 10/25/2036	319	293
1.229% due 10/25/2037	3,970	2,624

Carrington Mortgage Loan Trust
0.329% due 06/25/2037	2,612	2,301
0.549% due 10/25/2035	339	319

Citigroup Mortgage Loan Trust, Inc.
0.289% due 05/25/2037	400	360
0.289% due 07/25/2045	564	426

Countrywide Asset-Backed Certificates
0.329% due 09/25/2047	440	412
0.389% due 02/25/2036	102	99

Credit-Based Asset Servicing & Securitization LLC
0.349% due 07/25/2037	172	132

Daimler Chrysler Auto Trust
1.708% due 09/10/2012	2,300	2,318

Fremont Home Loan Trust
0.279% due 10/25/2036	80	79
0.289% due 01/25/2037	308	246

GE-WMC Mortgage Securities LLC
0.269% due 08/25/2036	67	24

GSAA Trust
0.529% due 05/25/2047	700	402

GSAMP Trust
0.299% due 10/25/2036	29	25
0.299% due 12/25/2036	403	265

HSBC Asset Loan Obligation
0.289% due 12/25/2036	390	321

HSI Asset Securitization Corp. Trust
0.289% due 05/25/2037	475	437

JPMorgan Mortgage Acquisition Corp.
0.279% due 10/25/2036	339	322
0.298% due 11/25/2036	16	16
0.339% due 08/25/2036	5,015	2,228

MASTR Asset-Backed Securities Trust
0.279% due 01/25/2037	351	115

Morgan Stanley ABS Capital I
0.269% due 10/25/2036	172	169
0.279% due 10/25/2036	48	47
0.279% due 11/25/2036	172	169

Morgan Stanley Mortgage Loan Trust
0.459% due 02/25/2037	633	253
5.750% due 04/25/2037	402	306

Nationstar Home Equity Loan Trust
0.289% due 03/25/2037	140	139

New Century Home Equity Loan Trust
0.409% due 05/25/2036	969	632

Residential Asset Securities Corp.
0.289% due 01/25/2037	145	142

Securitized Asset-Backed Receivables LLC Trust
0.269% due 01/25/2037	283	269
0.289% due 12/25/2036	427	162
0.309% due 11/25/2036	301	106

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp.
0.309% due 01/25/2037		$263	$256

WaMu Asset-Backed Certificates
0.279% due 01/25/2037		243	195

Washington Mutual Asset-Backed Certificates
0.289% due 10/25/2036		394	264

Wells Fargo Home Equity Trust
0.329% due 03/25/2037		49	49

			17,460

BANK LOAN OBLIGATIONS 0.5%

Georgia-Pacific Corp.
2.251% due 12/23/2012		672	667
2.254% due 12/23/2012		8,837	8,774
2.282% due 12/23/2012		1,569	1,558

Petroleum Export III Ltd.
3.757% due 04/08/2013		2,753	2,732

			13,731

CORPORATE BONDS & NOTES 24.2%

Allied Waste North America, Inc.
6.500% due 11/15/2010		300	310

American Express Credit Corp.
1.629% due 05/27/2010		23,600	23,645

American General Finance Corp.
4.875% due 05/15/2010		200	200

American International Group, Inc.
0.361% due 10/18/2011		2,800	2,682

Anadarko Petroleum Corp.
7.625% due 03/15/2014		12,400	14,268

Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012		12,000	12,330

Bank of America N.A.
0.799% due 06/23/2010		1,000	1,001

Bear Stearns Cos. LLC
5.300% due 10/30/2015		800	852
6.400% due 10/02/2017		300	332

Citibank N.A.
0.253% due 09/21/2012		16,030	16,050

Citigroup Funding, Inc.
0.579% due 04/30/2012		12,985	13,083

Citigroup, Inc.
0.340% due 05/18/2011		8,900	8,846
0.400% due 05/18/2010		12,800	12,800

Countrywide Financial Corp.
1.061% due 11/23/2010	EUR	500	681

COX Enterprises, Inc.
7.875% due 09/15/2010		$2,650	2,730

Credit Suisse USA, Inc.
0.450% due 08/15/2010		800	801

Dominion Resources, Inc.
1.308% due 06/17/2010		10,500	10,523

Dow Chemical Co.
2.499% due 08/08/2011		7,500	7,634

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		159	160

El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,900	3,017

Ford Motor Credit Co. LLC
7.875% due 06/15/2010		7,000	7,065
8.625% due 11/01/2010		7,000	7,171
9.750% due 09/15/2010		7,000	7,169

See Accompanying Notes	Annual Report	March 31, 2010	37

Schedule of Investments  Developing Local Markets Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FPL Group Capital, Inc.
1.138% due 06/17/2011		$9,600	$9,683

General Electric Capital Corp.
0.199% due 05/08/2012		52,500	52,497
0.320% due 08/15/2011		2,800	2,795
0.369% due 04/10/2012		24,000	23,667
0.502% due 12/07/2012		12,500	12,600
0.699% due 02/01/2011		28,000	28,114

GMAC, Inc.
7.250% due 03/02/2011		8,500	8,644
7.250% due 03/02/2011		9,500	9,713

Hewlett-Packard Co.
0.317% due 06/15/2010		3,900	3,901
1.302% due 05/27/2011		27,500	27,836

HJ Heinz Finance Co.
6.625% due 07/15/2011		2,400	2,558

HSBC Finance Corp.
0.500% due 05/10/2010		4,414	4,415

International Lease Finance Corp.
0.472% due 05/24/2010		9,000	9,001
0.581% due 07/01/2011		10,000	9,395
1.150% due 07/06/2010	EUR	100	135
4.875% due 09/01/2010		$500	500
4.950% due 02/01/2011		1,300	1,301
5.625% due 09/15/2010		300	302

John Deere Capital Corp.
1.004% due 06/10/2011		20,900	21,073

JPMorgan Chase & Co.
0.421% due 01/17/2011		10,960	10,977
0.957% due 09/26/2013	EUR	4,400	5,812

Kimberly-Clark Corp.
0.349% due 07/30/2010		$12,400	12,405

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		6,600	1,551
3.011% due 12/23/2010 (a)		5,900	1,386
4.730% due 06/01/2011 (a)(h)	CAD	5,325	896
6.875% due 05/02/2018 (a)		$6,974	1,682
7.875% due 05/08/2018 (a)	GBP	5,000	1,935

Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		$2,300	2,258
2.500% due 05/12/2010		27,400	27,462

Metropolitan Life Global Funding I
0.290% due 05/17/2010		6,050	6,051
0.507% due 03/15/2012		4,100	4,047

Morgan Stanley
0.501% due 01/18/2011		6,989	6,991
0.603% due 06/20/2012		25,000	25,211

National Rural Utilities Cooperative Finance Corp.
1.026% due 07/01/2010		300	301

Ohio Power Co.
5.300% due 11/01/2010		2,000	2,051

PACCAR, Inc.
1.431% due 09/14/2012		8,000	8,156

Pacific Gas & Electric Co.
1.204% due 06/10/2010		5,000	5,009

Pemex Project Funding Master Trust
0.852% due 12/03/2012		5,000	4,975
1.557% due 06/15/2010		29,766	29,766

Pfizer, Inc.
4.450% due 03/15/2012		4,500	4,772

SLM Corp.
0.409% due 07/26/2010		800	789
0.457% due 03/15/2011		700	683
0.479% due 10/25/2011		1,000	951
0.850% due 12/15/2010	EUR	600	796
5.375% due 05/15/2014		$1,100	1,043

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern Co.
0.649% due 10/21/2011	$14,700	$14,788

Sprint Nextel Corp.
0.651% due 06/28/2010	8,100	8,072

Steel Dynamics, Inc.
7.375% due 11/01/2012	5,000	5,225

Time Warner Entertainment Co. LP
8.875% due 10/01/2012	1,700	1,959

U.S. Bancorp
0.649% due 05/06/2010	500	500

UnitedHealth Group, Inc.
0.433% due 06/21/2010	2,400	2,400
1.549% due 02/07/2011	16,000	16,100

Verizon Wireless Capital LLC
2.851% due 05/20/2011	15,000	15,442

Wachovia Bank N.A.
0.312% due 05/25/2010	10,400	10,403
0.322% due 12/02/2010	9,000	9,004

Wachovia Corp.
0.377% due 03/15/2011	9,700	9,672
0.379% due 04/23/2012	9,700	9,606

Weyerhaeuser Co.
6.750% due 03/15/2012	11,000	11,737

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010	10,000	10,186

XTO Energy, Inc.
7.500% due 04/15/2012	2,042	2,289

		676,819

MORTGAGE-BACKED SECURITIES 0.9%

American Home Mortgage Investment Trust
0.469% due 05/25/2047	489	116

Banc of America Mortgage Securities, Inc.
4.090% due 07/25/2034	739	679

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	10	10

Bear Stearns Mortgage Funding Trust
0.299% due 02/25/2037	231	227

Citigroup Mortgage Loan Trust, Inc.
0.299% due 01/25/2037	270	232
4.584% due 08/25/2035	1,169	449

Commercial Mortgage Pass-Through Certificates
0.330% due 04/15/2017	236	229
0.730% due 02/16/2034	1,896	1,840

Countrywide Alternative Loan Trust
0.409% due 02/20/2047	2,130	1,069
0.499% due 05/25/2036	416	89
0.579% due 06/25/2037	633	135
1.471% due 02/25/2036	537	294
5.302% due 10/25/2035	418	334

Countrywide Home Loan Mortgage Pass-Through Trust
0.569% due 03/25/2036	738	214
3.563% due 04/20/2035	3,565	3,231
5.480% due 02/20/2036	592	393

Credit Suisse First Boston Mortgage Securities Corp.
3.001% due 06/25/2033	1,913	1,633

Deutsche ALT-A Securities, Inc.
0.299% due 01/25/2047	133	130
0.309% due 02/25/2037	79	77

Downey Savings & Loan Association Mortgage Loan Trust
0.539% due 11/19/2037	800	82

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Horizon Asset Securities, Inc.
3.117% due 07/25/2033	$805	$737

Greenpoint Mortgage Funding Trust
0.439% due 10/25/2046	275	0
0.499% due 04/25/2036	588	140

Greenpoint Mortgage Pass-Through Certificates
3.474% due 10/25/2033	1,499	1,115

Harborview Mortgage Loan Trust
0.319% due 01/19/2038	180	178

Indymac Index Mortgage Loan Trust
2.948% due 12/25/2034	868	628

Merrill Lynch Floating Trust
0.300% due 06/15/2022	996	911

MLCC Mortgage Investors, Inc.
0.479% due 11/25/2035	1,138	829
1.229% due 10/25/2035	1,520	1,219

Morgan Stanley Capital I
0.289% due 10/15/2020	1,124	1,035

Residential Accredit Loans, Inc.
0.329% due 09/25/2046	320	305

Sequoia Mortgage Trust
2.964% due 04/20/2035	507	465

Sovereign Commercial Mortgage Securities Trust
5.784% due 07/22/2030	595	613

Structured Adjustable Rate Mortgage Loan Trust
2.817% due 01/25/2035	1,326	1,115
2.851% due 07/25/2034	3,704	3,065

Structured Asset Mortgage Investments, Inc.
0.359% due 03/25/2037	382	203

TBW Mortgage-Backed Pass-Through Certificates
0.339% due 01/25/2037	230	205

WaMu Mortgage Pass-Through Certificates
1.281% due 07/25/2047	1,345	780

		25,006

U.S. GOVERNMENT AGENCIES 1.3%

Fannie Mae
1.671% due 06/01/2043 - 07/01/2044	864	863
2.816% due 11/01/2035	369	375
5.000% due 02/25/2017	121	124
5.169% due 09/01/2035	464	490
5.171% due 11/01/2035	411	434
5.190% due 10/01/2035	407	430
5.198% due 08/01/2035	369	391
5.248% due 09/01/2035	405	427

Freddie Mac
0.232% due 08/24/2010	157	157
0.311% due 04/01/2011	20,076	20,102
0.324% due 03/09/2011	11,500	11,515
0.489% due 08/25/2031	333	317
0.509% due 09/25/2031	324	313
3.430% due 08/01/2035	58	60

		35,998

U.S. TREASURY OBLIGATIONS 0.5%

U.S. Treasury Notes
1.000% due 07/31/2011	4,883	4,909
1.000% due 10/31/2011	8,382	8,414

		13,323

Total United States (Cost $799,924)		782,337

38	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 27.0%

REPURCHASE AGREEMENTS 0.3%

JPMorgan Chase Bank N.A.
0.010% due 04/01/2010	$100	$100
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.500% due 07/15/2016 valued at $103. Repurchase proceeds are $100.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	9,836	9,836
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $10,035. Repurchase proceeds are $9,836.)

		9,936

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HUNGARY TREASURY BILLS 1.6%
5.931% due 04/14/2010	HUF	8,750,000	$44,445

ISRAEL TREASURY BILLS 1.6%
1.862% due 06/02/2010 - 10/06/2010 (b)	ILS	162,740	43,956

U.S. TREASURY BILLS 0.0%
0.183% due 09/02/2010 (d)		$132	132

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 23.5%
		65,592,040	656,773

Total Short-Term Instruments (Cost $756,649)			755,242

MARKET VALUE (000S)
PURCHASED OPTIONS (f) 0.0%
(Cost $303)	$176

Total Investments 98.5% (Cost $2,756,143)	$2,755,820

Written Options (g) (0.0%) (Premiums $332)	(69)

Other Assets and Liabilities (Net) 1.5%	41,632

Net Assets 100.0%	$2,797,382

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $132 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	91	$22

(e)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
RSHB Capital S.A.	BCLY	1.000%	09/20/2010	1.513%	$10,000	$(21)	$(20)	$(1)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC	BRL	121,900	$1,270	$839	$431
Pay	1-Year BRL-CDI	13.720%	01/02/2017	MLP		18,200	590	73	517

							$1,860	$912	$948

(f)	Purchased options outstanding on March 31, 2010:

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC USD versus KRW	KRW	1,110.000	12/07/2010	$9,465	$303	$176

See Accompanying Notes	Annual Report	March 31, 2010	39

Schedule of Investments Developing Local Markets Fund (Cont.)

(g)	Written options outstanding on March 31, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	$ 100	$1	$0

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW	1,275.000	12/07/2010	$9,465	$331	$69

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	1,180	$100,400	$1,684
Sales	2,456	254,965	3,199
Closing Buys	(702)	(245,400)	(2,294)
Expirations	(2,934)	(100,400)	(2,257)
Exercised	0	0	0

Balance at 03/31/2010	0	$9,565	$332

(h)	Restricted securities as of March 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
JPMorgan Chase Bank N.A.	3.100%	02/11/2011	02/17/2010	$1,902	$1,874	0.07%
Lehman Brothers Holdings, Inc.	4.730%	06/01/2011	10/10/2008	393	896	0.03%

				$2,295	$2,770	0.10%

(i)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	6.000%	04/01/2040	$2,000	$2,141	$2,146

(j)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	6,737	04/2010	CITI	$0	$(143)	$(143)
Buy		33,003	04/2010	GSC	1,039	0	1,039
Sell		109,058	04/2010	GSC	909	(10)	899
Buy		46,297	04/2010	HSBC	794	(51)	743
Sell		21,735	04/2010	HSBC	0	(542)	(542)
Sell		6,737	04/2010	MLP	0	(147)	(147)
Buy		76,073	04/2010	MSC	159	0	159
Sell		11,107	04/2010	MSC	0	(248)	(248)
Sell		760	06/2010	DUB	0	(8)	(8)
Sell		76,073	06/2010	MSC	0	(164)	(164)
Sell	CAD	453	04/2010	JPM	0	(12)	(12)
Sell	CHF	319	05/2010	DUB	0	(1)	(1)
Buy	CLP	8,384,000	11/2010	DUB	36	0	36
Sell		13,901,548	11/2010	DUB	0	(101)	(101)
Sell		105,150	11/2010	JPM	0	(1)	(1)
Sell		4,102,395	11/2010	MSC	88	0	88
Buy		8,513,408	01/2011	DUB	0	(1,008)	(1,008)
Buy		15,020,333	01/2011	JPM	0	(1,643)	(1,643)
Buy	CNY	63,666	06/2010	BCLY	0	(26)	(26)
Sell		18,176	06/2010	BOA	18	0	18
Buy		18,143	06/2010	CITI	0	(3)	(3)
Buy		7,799	06/2010	DUB	0	(5)	(5)
Buy		56,386	06/2010	HSBC	0	(24)	(24)
Buy		34,005	06/2010	JPM	1	0	1
Sell		54,342	06/2010	JPM	27	0	27
Sell		32,428	06/2010	MSC	32	0	32

40	PIMCO Funds	See Accompanying Notes

March 31, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	31,000	07/2010	BCLY	$7	$0	$7
Sell		31,000	07/2010	GSC	0	(4)	(4)
Buy		33,970	08/2010	DUB	23	0	23
Buy		42,658	11/2010	BCLY	0	(86)	(86)
Buy		69,910	11/2010	CITI	0	(145)	(145)
Buy		174,593	11/2010	DUB	0	(392)	(392)
Buy		31,000	11/2010	GSC	5	0	5
Buy		19,205	11/2010	HSBC	0	(45)	(45)
Buy		78,602	11/2010	JPM	0	(129)	(129)
Buy		67,295	11/2010	MSC	0	(165)	(165)
Buy		17,863	01/2011	BOA	0	(24)	(24)
Buy		17,882	01/2011	CITI	0	(31)	(31)
Buy		33,398	01/2011	DUB	0	(16)	(16)
Buy		47,579	01/2011	JPM	0	(86)	(86)
Buy		31,871	01/2011	MSC	0	(44)	(44)
Buy		9,254	06/2011	DUB	0	(39)	(39)
Buy		54,342	06/2011	JPM	0	(26)	(26)
Buy		57,420	11/2011	CITI	0	(182)	(182)
Buy		38,550	11/2011	DUB	0	(80)	(80)
Buy	COP	7,872,000	07/2010	CITI	68	0	68
Sell		3,379,744	07/2010	CITI	0	(72)	(72)
Buy		50,176,054	07/2010	DUB	777	0	777
Sell		11,140,264	07/2010	DUB	0	(250)	(250)
Sell		56,592,580	07/2010	JPM	0	(1,100)	(1,100)
Sell	CZK	10,141	08/2010	CITI	2	0	2
Buy		2,547	08/2010	GSC	2	0	2
Buy		3,299,880	08/2010	UBS	1,419	0	1,419
Sell	EUR	99	04/2010	BCLY	0	0	0
Sell		424	04/2010	CITI	18	0	18
Sell		26,277	04/2010	JPM	981	0	981
Sell		425	04/2010	RBS	11	0	11
Sell		10,000	09/2010	BNP	1,260	0	1,260
Sell	GBP	4,494	06/2010	RBS	0	(43)	(43)
Sell	HKD	93,057	04/2010	BCLY	7	0	7
Buy		65,907	04/2010	CITI	0	(11)	(11)
Buy		52,786	04/2010	DUB	0	(1)	(1)
Buy		27,150	04/2010	HSBC	0	(3)	(3)
Buy		11,639	04/2010	UBS	0	(1)	(1)
Buy		108,566	07/2010	BCLY	1	(6)	(5)
Buy		38,779	07/2010	DUB	0	(1)	(1)
Buy		437,918	07/2010	HSBC	32	0	32
Buy		1,459,477	07/2010	JPM	115	0	115
Buy		38,788	07/2010	UBS	0	0	0
Sell	HUF	987,000	07/2010	BCLY	36	0	36
Sell		4,087,041	07/2010	GSC	841	0	841
Buy		3,700,000	07/2010	JPM	0	(86)	(86)
Sell		1,777,012	07/2010	JPM	532	0	532
Buy	IDR	14,521,573	06/2010	BCLY	33	0	33
Sell		11,628,100	06/2010	BCLY	0	(52)	(52)
Buy		162,009,875	10/2010	BCLY	1,079	0	1,079
Buy		5,978,427	10/2010	CITI	20	0	20
Buy		214,045,000	10/2010	DUB	1,169	0	1,169
Buy		39,348,000	10/2010	UBS	170	0	170
Buy		33,228,200	11/2010	BCLY	97	0	97
Buy		32,790,100	11/2010	CITI	81	0	81
Buy		15,256,715	11/2010	DUB	2	0	2
Buy		40,458,000	11/2010	HSBC	78	0	78
Buy		19,860,000	11/2010	MSC	90	0	90
Buy		28,410,000	01/2011	CITI	0	(39)	(39)
Buy		39,090,000	01/2011	HSBC	74	0	74
Buy		28,830,000	01/2011	JPM	5	0	5
Buy	ILS	5,885	08/2010	CITI	15	0	15
Buy		100,000	08/2010	DUB	259	0	259
Buy		47,262	08/2010	GSC	153	0	153
Sell		17,944	08/2010	GSC	0	(101)	(101)
Buy		99,578	08/2010	HSBC	314	0	314
Sell		36,526	08/2010	HSBC	0	(192)	(192)
Sell		72,595	08/2010	JPM	0	(236)	(236)
Buy		114,403	08/2010	UBS	358	0	358
Buy	INR	140,700	09/2010	UBS	86	0	86
Buy		122,006	11/2010	BCLY	17	0	17
Buy		1,698,796	11/2010	CITI	661	0	661
Buy		137,850	11/2010	JPM	13	0	13
Buy		945,824	03/2011	BCLY	141	0	141

See Accompanying Notes	Annual Report	March 31, 2010	41

Schedule of Investments Developing Local Markets Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	440,634	03/2011	HSBC	$50	$0	$50
Buy		456,373	03/2011	JPM	26	0	26
Buy		546,842	03/2011	UBS	46	0	46
Sell	JPY	327,666	04/2010	BCLY	25	0	25
Sell		1,080,846	04/2010	CITI	322	0	322
Buy	KRW	3,636,000	07/2010	BCLY	132	0	132
Sell		11,703,298	07/2010	CITI	0	(80)	(80)
Buy		7,215,543	07/2010	DUB	269	0	269
Sell		5,508,960	07/2010	DUB	0	(48)	(48)
Buy		366,400	07/2010	HSBC	2	0	2
Buy		5,994,315	07/2010	MSC	207	0	207
Buy		14,348,068	08/2010	MSC	426	0	426
Buy		7,394,286	11/2010	BCLY	173	0	173
Buy		1,014,212	11/2010	BOA	30	0	30
Buy		19,674,684	11/2010	CITI	230	0	230
Buy		848,698	11/2010	DUB	14	0	14
Buy		445,740	11/2010	GSC	11	0	11
Buy		3,469,163	11/2010	JPM	27	(5)	22
Buy		1,692,117	11/2010	MSC	14	0	14
Buy		5,733,800	11/2010	UBS	43	(14)	29
Buy		5,508,960	01/2011	DUB	51	0	51
Buy	MXN	64,090	04/2010	BCLY	176	0	176
Buy		51,568	04/2010	BNP	164	0	164
Buy		321,047	04/2010	BOA	2,168	0	2,168
Sell		856,857	04/2010	BOA	0	(591)	(591)
Buy		709,235	04/2010	CITI	4,216	0	4,216
Sell		787,527	04/2010	CITI	0	(3,237)	(3,237)
Buy		31,003	04/2010	DUB	135	0	135
Sell		415,166	04/2010	DUB	0	(153)	(153)
Buy		132,228	04/2010	GSC	641	0	641
Buy		802,101	04/2010	HSBC	1,976	0	1,976
Sell		117,385	04/2010	HSBC	0	(283)	(283)
Buy		1,163,090	04/2010	JPM	6,663	0	6,663
Sell		778,239	04/2010	JPM	0	(958)	(958)
Buy		118,285	04/2010	MSC	552	0	552
Sell		738,697	04/2010	MSC	0	(1,396)	(1,396)
Buy		208,181	04/2010	RBS	1,132	0	1,132
Buy		119,992	04/2010	UBS	907	0	907
Sell		26,948	04/2010	UBS	0	(53)	(53)
Buy		856,857	09/2010	BOA	577	0	577
Buy		415,166	09/2010	DUB	145	0	145
Buy		53,244	09/2010	HSBC	93	0	93
Buy		778,239	09/2010	JPM	939	0	939
Buy		738,697	09/2010	MSC	1,379	0	1,379
Buy		26,948	09/2010	UBS	52	0	52
Buy	MYR	40,761	06/2010	BCLY	697	0	697
Buy		23,667	06/2010	BOA	228	0	228
Buy		10,120	06/2010	CITI	91	0	91
Buy		4,770	06/2010	DUB	57	0	57
Buy		26,232	06/2010	MSC	336	0	336
Buy		74,990	10/2010	BCLY	786	0	786
Buy		11,116	10/2010	BOA	132	0	132
Buy		36,460	10/2010	CITI	411	0	411
Buy		4,703	10/2010	DUB	55	0	55
Buy		334	10/2010	MSC	4	0	4
Sell	PEN	56,055	04/2010	CITI	36	0	36
Buy		93,891	04/2010	DUB	163	0	163
Sell		65,044	04/2010	DUB	34	0	34
Sell		18,902	04/2010	JPM	10	0	10
Buy		46,111	04/2010	MSC	67	(9)	58
Buy		112,566	10/2010	CITI	0	(95)	(95)
Buy		65,044	10/2010	DUB	0	(44)	(44)
Buy		18,902	10/2010	JPM	0	(12)	(12)
Sell	PHP	630,754	04/2010	BCLY	0	(128)	(128)
Sell		1,998,460	04/2010	CITI	0	(215)	(215)
Buy		2,487,695	04/2010	DUB	2,015	0	2,015
Sell		588,323	04/2010	DUB	0	(134)	(134)
Buy		356,082	04/2010	HSBC	371	0	371
Buy		373,760	04/2010	JPM	262	0	262
Buy		35,145	08/2010	DUB	17	0	17
Buy		139,440	08/2010	HSBC	42	0	42
Buy		93,300	08/2010	JPM	35	0	35
Buy		513,076	08/2010	MSC	338	0	338
Buy		87,761	08/2010	UBS	14	0	14

42	PIMCO Funds	See Accompanying Notes

March 31, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	781,498	11/2010	BCLY	$107	$0	$107
Buy		1,998,460	11/2010	CITI	124	(34)	90
Buy		588,323	11/2010	DUB	84	0	84
Buy		96,200	11/2011	JPM	15	0	15
Buy		198,760	11/2011	UBS	163	0	163
Buy	PLN	122,704	08/2010	BCLY	792	0	792
Buy		72,845	08/2010	DUB	237	0	237
Sell		2,200	08/2010	DUB	0	(7)	(7)
Buy		71,513	08/2010	GSC	503	0	503
Buy		428,500	08/2010	HSBC	0	(477)	(477)
Buy		134,499	08/2010	JPM	940	0	940
Buy		74,751	08/2010	UBS	439	(138)	301
Buy	RON	11,025	08/2010	BCLY	11	(8)	3
Buy		7,540	08/2010	CITI	0	(45)	(45)
Buy		185,154	08/2010	DUB	26	(694)	(668)
Buy		78,791	08/2010	JPM	0	(286)	(286)
Buy	RUB	256,967	07/2010	JPM	245	0	245
Sell	SGD	13,911	04/2010	CITI	0	(28)	(28)
Buy		13,911	04/2010	JPM	0	(57)	(57)
Buy		6,980	05/2010	CITI	0	(11)	(11)
Buy		2,089	05/2010	UBS	0	(7)	(7)
Buy		42,486	06/2010	BCLY	460	0	460
Buy		11,190	06/2010	BOA	0	(4)	(4)
Buy		104,878	06/2010	CITI	138	(530)	(392)
Buy		33,315	06/2010	DUB	196	0	196
Sell		110	06/2010	GSC	0	(1)	(1)
Buy		5,212	06/2010	HSBC	25	0	25
Buy		29,083	06/2010	UBS	186	(13)	173
Buy		69,903	09/2010	BCLY	22	0	22
Buy		65,873	09/2010	CITI	228	0	228
Buy		4,487	09/2010	DUB	0	0	0
Buy		50,354	09/2010	GSC	169	0	169
Buy		11,628	09/2010	JPM	5	0	5
Buy	THB	112,744	05/2010	CITI	105	0	105
Buy		117,928	05/2010	HSBC	109	0	109
Buy		188,579	09/2010	BCLY	88	0	88
Buy		181,258	09/2010	CITI	55	0	55
Buy		344,094	09/2010	HSBC	148	0	148
Sell	TRY	14,882	07/2010	CITI	0	(209)	(209)
Buy		162,340	07/2010	GSC	568	0	568
Buy		100,028	07/2010	HSBC	366	(33)	333
Sell		15,836	07/2010	HSBC	0	(225)	(225)
Buy		19,907	07/2010	JPM	127	0	127
Sell		1,569	07/2010	JPM	0	(13)	(13)
Buy		56,665	07/2010	UBS	176	(9)	167
Buy	TWD	275,413	06/2010	BOA	68	0	68
Buy		323,572	06/2010	DUB	86	0	86
Buy		158,150	06/2010	JPM	15	0	15
Buy		355,831	06/2010	MSC	70	0	70
Buy		44,613	10/2010	BCLY	5	0	5
Buy		132,393	10/2010	CITI	27	(1)	26
Buy		62,400	10/2010	JPM	3	0	3
Buy		124,000	10/2010	UBS	0	(21)	(21)
Buy		152,950	01/2011	BCLY	0	(59)	(59)
Buy		49,936	01/2011	HSBC	13	0	13
Buy		139,378	01/2011	UBS	3	0	3
Buy	ZAR	572,393	07/2010	HSBC	2,940	0	2,940
Buy		38,054	07/2010	JPM	309	0	309
Buy		12,221	07/2010	UBS	77	0	77

					$54,842	$(18,190)	$36,652

See Accompanying Notes	Annual Report	March 31, 2010	43

Schedule of Investments Developing Local Markets Fund (Cont.)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Brazil	$0	$153,536	$0	$153,536
Colombia	0	52,984	0	52,984
France	0	43,407	0	43,407
Mexico	0	222,122	0	222,122
Poland	0	41,136	0	41,136
Qatar	0	54,708	0	54,708
Russia	0	128,738	1,874	130,612
South Korea	0	64,667	0	64,667
Tunisia	0	49,960	0	49,960
United Kingdom	0	142,472	0	142,472
United States	0	779,605	2,732	782,337
Short-Term Instruments	656,773	98,469	0	755,242
Other Investments +++	0	261,603	1,034	262,637

Investments, at value	$656,773	$2,093,407	$5,640	$2,755,820
Short Sales, at value	$0	$(2,146)	$0	$(2,146)
Financial Derivative Instruments ++++	$22	$37,530	$0	$37,552

Totals	$656,795	$2,128,791	$5,640	$2,791,226

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010
Russia	$0	$1,902	$0	$0	$(28)	$0	$1,874	$(28)
United States	0	2,753	0	0	(21)	0	2,732	(21)
Other Investments +++	0	(13)	(6)	0	149	904	1,034	147

Investments, at value	$0	$4,642	$(6)	$0	$100	$904	$5,640	$98

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(l)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$176	$0	$0	$0	$176
Variation margin receivable ^^	10	0	0	0	0	10
Unrealized appreciation on foreign currency contracts	0	54,842	0	0	0	54,842
Unrealized appreciation on swap agreements	948	0	0	0	0	948

	$958	$55,018	$0	$0	$0	$55,976

Liabilities:
Written options outstanding	$0	$69	$0	$0	$0	$69
Unrealized depreciation on foreign currency contracts	0	18,190	0	0	0	18,190
Unrealized depreciation on swap agreements	0	0	1	0	0	1

	$0	$18,259	$1	$0	$0	$18,260

44	PIMCO Funds	See Accompanying Notes

March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(29)	$0	$0	$0	$0	$(29)
Net realized gain (loss) on futures contracts, written options and swaps	12,879	56	(399)	0	0	12,536
Net realized (loss) on foreign currency transactions	0	(59,877)	0	0	0	(59,877)

	$12,850	$(59,821)	$(399)	$0	$0	$(47,370)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(127)	$0	$0	$0	$(127)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(9,058)	262	362	0	0	(8,434)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	277,394	0	0	0	277,394

	$(9,058)	$277,529	$362	$0	$0	$268,833

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $22 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2010	45

Schedule of Investments  Diversified Income Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.7%

Berry Plastics Corp.
7.252% due 06/05/2014	$5,649	$4,576

BOC Group, Inc.
2.252% due 05/31/2014	2,431	2,188

CIT Group, Inc.
9.500% due 01/20/2012	2,970	3,047

CSC Holdings LLC
1.980% due 03/29/2016	1,355	1,355

Daimler Finance North America LLC
4.230% due 08/03/2012	2,375	2,374

Dex Media West LLC
7.500% due 10/24/2014	727	696

FCI Connectors
2.728% due 11/02/2012	292	276
2.728% due 03/09/2013	309	293

Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2014 (a)	983	816

Ineos Group Holdings PLC
7.001% due 10/07/2012	1,073	1,075
7.501% due 10/07/2013	2,315	2,275
8.001% due 10/07/2014	2,315	2,275

International Lease Finance Corp.
10.000% due 02/23/2015	3,900	4,001
10.000% due 03/17/2016	5,700	5,782

MGM Mirage, Inc.
6.000% due 10/03/2011	1,695	1,638

Polypore, Inc.
2.480% due 07/03/2014	2,398	2,326

RH Donnelley Corp.
9.250% due 10/24/2014	616	605

Texas Competitive Electric Holdings Co. LLC
3.729% due 10/10/2014	8,372	6,832
3.751% due 10/10/2014	81	66

Tribune Co.
8.375% due 06/04/2024 (a)	4,691	2,998

Total Bank Loan Obligations (Cost $49,283)		45,494

CORPORATE BONDS & NOTES 54.3%

BANKING & FINANCE 26.0%

AES Red Oak LLC
8.540% due 11/30/2019	2,265	2,327

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	220	215

American Express Bank FSB
5.500% due 04/16/2013	2,000	2,143
5.550% due 10/17/2012	7,000	7,550

American Express Co.
7.250% due 05/20/2014	1,700	1,928

American General Finance Corp.
4.875% due 07/15/2012	3,000	2,827
6.900% due 12/15/2017	1,200	1,052

American International Group, Inc.
0.361% due 10/18/2011	5,600	5,365
5.050% due 10/01/2015	1,600	1,487
5.450% due 05/18/2017	1,000	921
5.600% due 10/18/2016	3,400	3,167
5.850% due 01/16/2018	30,225	28,123
6.250% due 05/01/2036	5,700	4,985
8.175% due 05/15/2068	1,400	1,193

Banco do Brasil S.A.
4.500% due 01/22/2015	1,900	1,946
6.000% due 01/22/2020	6,500	6,619

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of America Corp.
4.750% due 08/01/2015	$1,400	$1,417
5.750% due 12/01/2017	16,500	16,940
7.375% due 05/15/2014	2,900	3,264

Bank of America Institutional Capital A
8.070% due 12/31/2026	500	508

Barclays Bank PLC
5.000% due 09/22/2016	2,400	2,469
5.450% due 09/12/2012	8,000	8,629
5.926% due 09/29/2049	7,230	6,435
6.050% due 12/04/2017	600	620
7.434% due 09/29/2049	13,600	13,600
10.179% due 06/12/2021	17,280	22,592

Bear Stearns Cos. LLC
0.442% due 11/28/2011	100	100
0.460% due 08/15/2011	100	100
5.700% due 11/15/2014	1,700	1,853

Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013	500	540

C10 Capital SPV Ltd.
6.722% due 12/31/2049	1,900	1,353

Caelus Re Ltd.
6.502% due 06/07/2011	3,800	3,777

Caterpillar Financial Services Corp.
1.001% due 06/24/2011	200	202

Catlin Insurance Co. Ltd.
7.249% due 12/31/2049	460	409

CBA Capital Trust II
6.024% due 03/29/2049	3,400	3,212

CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016	1,800	1,908

Cemex Finance LLC
9.500% due 12/14/2016	13,200	13,728

CIT Group, Inc.
7.000% due 05/01/2013	543	532
7.000% due 05/01/2014	815	772
7.000% due 05/01/2015	815	762
7.000% due 05/01/2016	1,358	1,256
7.000% due 05/01/2017	1,901	1,758

Citigroup Capital XXI
8.300% due 12/21/2077	14,375	14,627

Citigroup Funding, Inc.
1.299% due 05/07/2010	300	300

Citigroup, Inc.
0.340% due 05/18/2011	400	398
0.400% due 05/18/2010	1,100	1,100
5.300% due 10/17/2012	4,150	4,361
5.500% due 04/11/2013	3,900	4,101
5.500% due 10/15/2014	3,000	3,108
6.000% due 02/21/2012	1,650	1,751
6.000% due 08/15/2017	300	307
6.125% due 11/21/2017	2,195	2,261
6.125% due 05/15/2018	315	322

Columbus International, Inc.
11.500% due 11/20/2014	300	330

ConocoPhillips Canada Funding Co. I
5.300% due 04/15/2012	2,800	3,009

Countrywide Financial Corp.
5.800% due 06/07/2012	4,299	4,572

Credit Suisse New York
5.000% due 05/15/2013	5,900	6,346

Credit Suisse USA, Inc.
4.875% due 08/15/2010	1,000	1,015

DBS Bank Ltd.
0.470% due 05/16/2017	5,000	4,779

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

El Paso Performance-Linked Trust
7.750% due 07/15/2011	$2,300	$2,393

Ferrellgas Escrow LLC
6.750% due 05/01/2014	625	622

Fibria Overseas Finance Ltd.
9.250% due 10/30/2019	6,500	7,442

Ford Motor Credit Co. LLC
3.001% due 01/13/2012	4,600	4,474
7.250% due 10/25/2011	5,100	5,275
7.375% due 02/01/2011	100	103
7.500% due 08/01/2012	6,100	6,320
7.800% due 06/01/2012	13,546	14,056
7.875% due 06/15/2010	420	424
8.700% due 10/01/2014	10,300	11,179
9.875% due 08/10/2011	200	212

Foundation Re II Ltd.
7.000% due 11/26/2010	1,800	1,785

General Electric Capital Corp.
0.342% due 05/29/2012	13,000	12,586
0.393% due 12/20/2013	400	380
0.517% due 09/15/2014	3,500	3,330
5.250% due 10/19/2012	40	43

GMAC, Inc.
6.000% due 12/15/2011	200	200
6.625% due 05/15/2012	2,900	2,919
6.875% due 09/15/2011	3,900	3,956
6.875% due 08/28/2012	6,475	6,552
7.000% due 02/01/2012	6,050	6,148
7.250% due 03/02/2011	6,925	7,042
8.300% due 02/12/2015	6,200	6,526

Goldman Sachs Group, Inc.
0.351% due 06/28/2010	600	600
0.701% due 03/22/2016	50	48
4.750% due 07/15/2013	1,225	1,296
5.250% due 10/15/2013	1,900	2,044
5.300% due 02/14/2012	750	799
5.700% due 09/01/2012	165	179
6.150% due 04/01/2018	3,475	3,683
6.600% due 01/15/2012	500	543
6.750% due 10/01/2037	14,200	14,226

HBOS PLC
6.750% due 05/21/2018	1,400	1,288

HCP, Inc.
6.700% due 01/30/2018	5,000	5,103

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016	2,900	2,364

HSBC Bank USA N.A.
4.625% due 04/01/2014	400	418

HSBC Capital Funding LP
4.610% due 12/29/2049	4,700	4,337

HSBC Holdings PLC
6.500% due 05/02/2036	5,300	5,479
6.500% due 09/15/2037	125	130

Intergas Finance BV
6.375% due 05/14/2017	2,700	2,794
6.875% due 11/04/2011	378	399

International Lease Finance Corp.
4.950% due 02/01/2011	4,900	4,905
5.650% due 06/01/2014	375	348
6.625% due 11/15/2013	4,000	3,896

John Deere Capital Corp.
4.875% due 10/15/2010	500	512

JPMorgan Chase & Co.
0.360% due 05/16/2011	100	100
4.650% due 06/01/2014	2,000	2,115
4.750% due 05/01/2013	1,900	2,027
5.375% due 10/01/2012	1,500	1,624
7.900% due 04/29/2049	7,300	7,809

46	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LBG Capital No.1 PLC
8.500% due 12/29/2049	$7,500	$6,562

LBI Escrow Corp.
8.000% due 11/01/2017 (b)	4,800	4,986

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	100	24

Lloyds TSB Bank PLC
12.000% due 12/29/2049	12,800	14,286

Longpoint Re Ltd.
5.507% due 11/08/2011	4,700	4,701

M&T Capital Trust II
8.277% due 06/01/2027	500	454

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	5,000	5,300

MBNA Capital B
1.049% due 02/01/2027	3,000	2,070

Merna Reinsurance Ltd.
0.901% due 06/30/2012	20,000	19,790

Merrill Lynch & Co., Inc.
5.450% due 02/05/2013	3,400	3,600
6.050% due 08/15/2012	17,087	18,259
6.875% due 04/25/2018	10,400	11,225

MetLife, Inc.
5.375% due 12/15/2012	45	49

Morgan Stanley
0.501% due 01/18/2011	400	400
5.750% due 08/31/2012	4,600	4,938
5.950% due 12/28/2017	2,400	2,469

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	2,400	2,383

Mystic Re Ltd.
10.252% due 06/07/2011	700	713

National Rural Utilities Cooperative Finance Corp.
1.026% due 07/01/2010	300	301
4.750% due 03/01/2014	850	906
7.250% due 03/01/2012	5,115	5,629

Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	1,900	1,920

Pearson Dollar Finance PLC
5.700% due 06/01/2014	1,000	1,082

Petroleum Export Ltd.
4.623% due 06/15/2010	222	221
5.265% due 06/15/2011	3,485	3,464

Petroleum Export II Ltd.
6.340% due 06/20/2011	2,800	2,765

Rabobank Nederland NV
11.000% due 06/29/2049	3,488	4,502

Residential Reinsurance 2007 Ltd.
7.502% due 06/07/2010	15,500	15,595

Residential Reinsurance 2008 Ltd.
7.002% due 06/06/2011	1,250	1,259

Resona Bank Ltd.
5.850% due 09/29/2049	900	850

Royal Bank of Scotland Group PLC
5.000% due 11/12/2013	150	146
6.990% due 10/29/2049	2,000	1,430
7.640% due 03/29/2049	300	190

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017	5,320	5,546
7.125% due 01/14/2014	1,000	1,090
7.175% due 05/16/2013	2,350	2,556
7.750% due 05/29/2018	1,800	2,030

SLM Corp.
8.450% due 06/15/2018	1,800	1,823

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Teco Finance, Inc.
6.750% due 05/01/2015	$7,050	$7,867

Temasek Financial I Ltd.
4.300% due 10/25/2019	9,950	9,886

Tenneco, Inc.
8.625% due 11/15/2014	75	76
10.250% due 07/15/2013	617	642

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,000	1,046
6.625% due 03/20/2017	4,200	4,336
7.250% due 02/02/2020	300	314
7.500% due 03/13/2013	600	654
7.500% due 07/18/2016	9,400	10,302
7.875% due 03/13/2018	2,600	2,866

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	1,700	1,785
6.103% due 06/27/2012	3,300	3,502
7.700% due 08/07/2013	2,000	2,225
8.700% due 08/07/2018	2,300	2,785

UBS AG
5.750% due 04/25/2018	4,025	4,129
7.000% due 10/15/2015	500	541

UBS Preferred Funding Trust I
8.622% due 10/29/2049	3,940	3,902

UBS Preferred Funding Trust II
7.247% due 06/29/2049	7,910	7,623

UBS Preferred Funding Trust V
6.243% due 05/29/2049	2,500	2,275

UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	280

Ventas Realty LP
6.500% due 06/01/2016	400	409
6.750% due 04/01/2017	2,635	2,708

Vita Capital III Ltd.
1.351% due 01/01/2011	3,150	3,099

VTB Capital S.A.
6.609% due 10/31/2012	3,300	3,473
6.875% due 05/29/2018	200	209
7.500% due 10/12/2011	300	319

Wachovia Bank N.A.
6.600% due 01/15/2038	3,000	3,097

Wachovia Corp.
0.381% due 10/15/2011	600	598
0.439% due 08/01/2013	300	291
5.250% due 08/01/2014	500	526

Wells Fargo & Co.
4.375% due 01/31/2013	3,265	3,448
5.250% due 10/23/2012	16,460	17,744
5.625% due 12/11/2017	645	685

Wells Fargo Capital X
5.950% due 12/15/2086	2,800	2,581

Wells Fargo Capital XIII
7.700% due 12/29/2049	15,200	15,770

White Nights Finance BV for Gazprom
10.500% due 03/25/2014	23,040	27,441

		711,252

INDUSTRIALS 22.9%

Adaro Indonesia PT
7.625% due 10/22/2019	1,300	1,357

AES El Salvador Trust
6.750% due 02/01/2016	11,800	11,267

Altria Group, Inc.
7.750% due 02/06/2014	300	343

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.250% due 08/06/2019	$2,400	$2,921
9.700% due 11/10/2018	300	369

America Movil SAB de C.V.
5.750% due 01/15/2015	2,000	2,191

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019	1,192	1,379

American Stores Co.
7.100% due 03/20/2028	100	81
8.000% due 06/01/2026	2,000	1,765

AmeriGas Partners LP
7.125% due 05/20/2016	5,075	5,151
7.250% due 05/20/2015	500	510

Amgen, Inc.
5.700% due 02/01/2019	300	329
5.850% due 06/01/2017	100	111

Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012	1,600	1,644

ARAMARK Corp.
3.749% due 02/01/2015	1,825	1,706
8.500% due 02/01/2015	2,000	2,055

ArcelorMittal
6.125% due 06/01/2018	925	973

ArvinMeritor, Inc.
8.125% due 09/15/2015	6,085	5,903
8.750% due 03/01/2012	594	639

AstraZeneca PLC
5.400% due 09/15/2012	745	814

Atlantic Richfield Co.
8.530% due 02/27/2012	500	562

Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	1,064

Berry Plastics Corp.
8.250% due 11/15/2015	6,400	6,472
8.875% due 09/15/2014	3,400	3,336

BHP Billiton Finance USA Ltd.
5.500% due 04/01/2014	1,200	1,322

Biomet, Inc.
10.000% due 10/15/2017	5,092	5,639
10.375% due 10/15/2017 (c)	2,500	2,762
11.625% due 10/15/2017	6,945	7,813

C8 Capital SPV Ltd.
6.640% due 12/29/2049	21,100	14,710

CBS Corp.
5.625% due 08/15/2012	3,500	3,778

Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	7,000	7,548

Chart Industries, Inc.
9.125% due 10/15/2015	1,300	1,306

Charter Communications Operating LLC
8.000% due 04/30/2012 (a)	7,500	8,006

Chesapeake Energy Corp.
7.500% due 06/15/2014	500	510

Cie Generale de Geophysique-Veritas
7.750% due 05/15/2017	2,550	2,563
9.500% due 05/15/2016	3,150	3,386

Cisco Systems, Inc.
5.500% due 02/22/2016	500	558

CODELCO, Inc.
7.500% due 01/15/2019	150	177

Columbia University
6.875% due 12/15/2015	500	576

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	315	365

See Accompanying Notes	Annual Report	March 31, 2010	47

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Comcast Cable Communications LLC
7.125% due 06/15/2013	$2,130	$2,416

Comcast Corp.
5.300% due 01/15/2014	2,000	2,152
5.900% due 03/15/2016	2,900	3,172
6.500% due 01/15/2015	100	113

Community Health Systems, Inc.
8.875% due 07/15/2015	12,800	13,280

Con-way, Inc.
7.250% due 01/15/2018	5,000	5,303

Corp. GEO SAB de C.V.
8.875% due 09/25/2014	1,000	1,078

Cox Communications, Inc.
7.125% due 10/01/2012	725	811

CSC Holdings LLC
6.750% due 04/15/2012	375	394
7.625% due 07/15/2018	700	735
7.875% due 02/15/2018	2,900	3,060
8.625% due 02/15/2019	2,900	3,190

CSN Islands VIII Corp.
9.750% due 12/16/2013	900	1,058

CSN Islands IX Corp.
10.500% due 01/15/2015	2,500	3,075

CSN Islands XI Corp.
6.875% due 09/21/2019	4,750	4,988

CSX Corp.
5.600% due 05/01/2017	5,000	5,284

Cytec Industries, Inc.
6.000% due 10/01/2015	1,000	1,077

DaVita, Inc.
6.625% due 03/15/2013	10,000	10,112

Delhaize America, Inc.
8.050% due 04/15/2027	600	677

Delta Air Lines, Inc.
7.379% due 11/18/2011	636	636

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015	600	612
9.500% due 12/11/2019	1,750	1,859

Dex One Corp.
12.000% due 01/29/2017 (c)	1,905	1,952

DISH DBS Corp.
7.000% due 10/01/2013	8,100	8,464
7.125% due 02/01/2016	1,325	1,357
7.875% due 09/01/2019	1,700	1,776

Dow Chemical Co.
4.850% due 08/15/2012	1,500	1,587
6.000% due 10/01/2012	250	272

DP World Ltd.
6.850% due 07/02/2037	2,500	2,128

Dynegy Holdings, Inc.
7.750% due 06/01/2019	3,730	2,835
8.375% due 05/01/2016	4,330	3,616

Ecopetrol S.A.
7.625% due 07/23/2019	13,070	14,573

El Paso Corp.
7.000% due 06/15/2017	5,000	5,128
7.750% due 06/15/2010	300	304
7.875% due 06/15/2012	300	319
8.250% due 02/15/2016	8,984	9,635
12.000% due 12/12/2013	100	118

EnCana Corp.
6.500% due 05/15/2019	700	782

Energy Transfer Partners LP
5.650% due 08/01/2012	5,200	5,579

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Erac USA Finance LLC
6.375% due 10/15/2017	$1,000	$1,083

FBG Finance Ltd.
5.125% due 06/15/2015	1,000	1,055

Ferrellgas Partners LP
8.750% due 06/15/2012	1,305	1,328

First Data Corp.
9.875% due 09/24/2015	5,800	5,032

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	6,800	7,575

Gaz Capital S.A.
6.212% due 11/22/2016	7,200	7,457
7.288% due 08/16/2037	10,000	10,062
7.510% due 07/31/2013	1,350	1,473
8.625% due 04/28/2034	6,540	7,620
9.250% due 04/23/2019	1,250	1,484

Gazprom International S.A.
7.201% due 02/01/2020	6,320	6,724

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013	165	172

Georgia-Pacific LLC
7.000% due 01/15/2015	4,250	4,420
7.125% due 01/15/2017	2,200	2,299
8.250% due 05/01/2016	361	395

Gerdau Holdings, Inc.
7.000% due 01/20/2020	2,000	2,120

GTL Trade Finance, Inc.
7.250% due 10/20/2017	5,100	5,495

HCA, Inc.
7.190% due 11/15/2015	1,700	1,611
7.250% due 09/15/2020	1,600	1,626
7.875% due 02/15/2020	3,600	3,778
8.500% due 04/15/2019	5,350	5,781
9.250% due 11/15/2016	6,400	6,820
9.625% due 11/15/2016 (c)	7,071	7,593
9.875% due 02/15/2017	2,700	2,956

Health Management Associates, Inc.
6.125% due 04/15/2016	290	278

Hewlett-Packard Co.
6.500% due 07/01/2012	500	554

Hexion Finance Escrow LLC
8.875% due 02/01/2018	2,175	2,153

Hutchison Whampoa International 09/19 Ltd.
5.750% due 09/11/2019	3,300	3,438

Ineos Group Holdings PLC
8.500% due 02/15/2016	1,300	1,079

Intelsat Subsidiary Holding Co. S.A.
8.500% due 01/15/2013	9,200	9,384

Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	2,000	2,125
5.850% due 09/15/2012	600	652

Kraft Foods, Inc.
6.500% due 08/11/2017	1,000	1,121

Limited Brands, Inc.
6.900% due 07/15/2017	2,000	2,050

Macy's Retail Holdings, Inc.
7.450% due 07/15/2017	1,000	1,065

Marathon Global Funding Corp.
6.000% due 07/01/2012	500	543

Marks & Spencer PLC
6.250% due 12/01/2017	5,000	5,181

MGM Mirage
7.500% due 06/01/2016	2,020	1,692
13.000% due 11/15/2013	3,500	4,095

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	$42,450	$48,816

Nakilat, Inc.
6.067% due 12/31/2033	500	465

Nalco Co.
8.875% due 11/15/2013	400	414

New Albertson's, Inc.
6.570% due 02/23/2028	800	595
7.450% due 08/01/2029	5,100	4,335
7.750% due 06/15/2026	2,150	1,838

Newfield Exploration Co.
6.875% due 02/01/2020	2,900	2,936

Noble Group Ltd.
6.750% due 01/29/2020	12,800	13,278

Northwest Airlines, Inc.
7.626% due 10/01/2011	383	385

Northwest Pipeline GP
7.000% due 06/15/2016	5,000	5,775

OneBeacon U.S. Holdings, Inc.
5.875% due 05/15/2013	375	386

Oshkosh Corp.
8.250% due 03/01/2017	1,000	1,038
8.500% due 03/01/2020	900	936

PACCAR, Inc.
1.431% due 09/14/2012	700	714

Pemex Project Funding Master Trust
1.557% due 06/15/2010	10,700	10,713
5.750% due 03/01/2018	4,630	4,788

Petrobras International Finance Co.
7.875% due 03/15/2019	7,820	9,185

Petroleos Mexicanos
4.875% due 03/15/2015	13,680	14,118

Pulte Homes, Inc.
5.250% due 01/15/2014	10,500	10,382

Quebecor Media, Inc.
7.750% due 03/15/2016	2,950	3,002

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	1,015

Rogers Communications, Inc.
6.750% due 03/15/2015	2,100	2,393

Rowan Cos., Inc.
5.880% due 03/15/2012	1,271	1,338

Royal Caribbean Cruises Ltd.
8.750% due 02/02/2011	9,000	9,405

SABMiller PLC
5.500% due 08/15/2013	1,000	1,071

SandRidge Energy, Inc.
8.625% due 04/01/2015 (c)	9,092	8,888

Sanmina-SCI Corp.
8.125% due 03/01/2016	3,125	3,160

SEACOR Holdings, Inc.
5.875% due 10/01/2012	500	506

Sensata Technologies NV
8.000% due 05/01/2014	2,940	3,050

Sonat, Inc.
7.625% due 07/15/2011	900	944

Steel Dynamics, Inc.
6.750% due 04/01/2015	500	506
7.375% due 11/01/2012	3,600	3,762

SunGard Data Systems, Inc.
9.125% due 08/15/2013	250	258

48	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Teck Resources Ltd.
10.250% due 05/15/2016	$3,400	$4,063
10.750% due 05/15/2019	10,300	12,669

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	2,951	3,150

Tesco PLC
5.500% due 11/15/2017	9,250	9,927

Time Warner Cable, Inc.
5.400% due 07/02/2012	300	322

Time Warner, Inc.
5.500% due 11/15/2011	1,847	1,961
6.875% due 05/01/2012	2,625	2,889

TRW Automotive, Inc.
7.250% due 03/15/2017	2,200	2,134

Tyco International Finance S.A.
6.375% due 10/15/2011	445	480
6.750% due 02/15/2011	500	524

United Airlines, Inc.
7.336% due 01/02/2021	427	342
7.730% due 01/01/2012	24	24
9.750% due 01/15/2017	6,700	7,052
10.850% due 02/19/2015 (a)	883	303

Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016	200	213
9.500% due 01/21/2020	1,900	2,066

Vale Overseas Ltd.
8.250% due 01/17/2034	1,525	1,796

Valero Energy Corp.
6.875% due 04/15/2012	1,625	1,762

Walt Disney Co.
6.200% due 06/20/2014	500	564
6.375% due 03/01/2012	640	702

WellPoint, Inc.
6.800% due 08/01/2012	500	553

Weyerhaeuser Co.
6.750% due 03/15/2012	3,500	3,734
7.375% due 10/01/2019	5,400	5,713

Wind Acquisition Finance S.A.
11.750% due 07/15/2017	1,250	1,388
12.000% due 12/01/2015	1,000	1,085

Windstream Corp.
7.875% due 11/01/2017	1,800	1,782
8.125% due 08/01/2013	400	421
8.625% due 08/01/2016	5,500	5,651

Wynn Las Vegas LLC
6.625% due 12/01/2014	245	246
7.875% due 11/01/2017	7,250	7,413

XTO Energy, Inc.
5.750% due 12/15/2013	1,800	2,007

		624,168

UTILITIES 5.4%

AES Corp.
8.000% due 06/01/2020	300	300

AT&T Corp.
7.300% due 11/15/2011	1,122	1,227

Axtel SAB de C.V.
9.000% due 09/22/2019	550	564

Beaver Valley II Funding
9.000% due 06/01/2017	260	281

Carolina Power & Light Co.
5.125% due 09/15/2013	750	821

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	6,790	7,434

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CenturyTel, Inc.
6.000% due 04/01/2017	$5,000	$5,112

CMS Energy Corp.
6.250% due 02/01/2020	2,100	2,086

Consumers Energy Co.
5.000% due 02/15/2012	1,500	1,592

Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,601

Deutsche Telekom International Finance BV
6.000% due 07/08/2019	8,000	8,587

Dominion Resources, Inc.
5.700% due 09/17/2012	260	282

Duke Energy Carolinas LLC
5.300% due 10/01/2015	1,500	1,642
5.625% due 11/30/2012	225	246

Enel Finance International S.A.
5.700% due 01/15/2013	4,850	5,249

France Telecom S.A.
4.375% due 07/08/2014	200	211
7.750% due 03/01/2011	50	53

Frontier Communications Corp.
6.625% due 03/15/2015	2,575	2,543
7.000% due 11/01/2025	400	335

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013 (a)	4,000	130

Homer City Funding LLC
8.734% due 10/01/2026	3,697	3,568

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	4,125	4,414

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	9,100	9,305

Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	200	219

Majapahit Holding BV
7.250% due 10/17/2011	6,800	7,233
7.250% due 06/28/2017	300	319
7.750% due 10/17/2016	600	655
7.750% due 01/20/2020	1,200	1,308
7.875% due 06/29/2037	500	520

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	328

Midwest Generation LLC
8.560% due 01/02/2016	324	331

Nevada Power Co.
5.875% due 01/15/2015	450	491
6.500% due 05/15/2018	6,050	6,624

Nextel Communications, Inc.
7.375% due 08/01/2015	4,625	4,417

NRG Energy, Inc.
7.375% due 02/01/2016	3,675	3,657
7.375% due 01/15/2017	330	327

Pedernales Electric Cooperative
5.952% due 11/15/2022	500	503

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	5,660	5,349

Progress Energy, Inc.
6.850% due 04/15/2012	400	437

PSEG Power LLC
5.320% due 09/15/2016	990	1,033
5.500% due 12/01/2015	900	973
6.950% due 06/01/2012	270	298

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,050	2,132

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Qwest Communications International, Inc.
7.500% due 02/15/2014	$11,225	$11,477

Qwest Corp.
6.500% due 06/01/2017	1,300	1,360
7.250% due 09/15/2025	2,250	2,284
7.250% due 10/15/2035	1,365	1,324
7.500% due 06/15/2023	3,900	3,919
7.625% due 06/15/2015	1,750	1,921

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	3,200	3,290

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	970	943
6.750% due 09/30/2019	1,750	1,957

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,700	1,850

Southern California Edison Co.
5.000% due 01/15/2014	100	108

Sprint Capital Corp.
6.900% due 05/01/2019	3,400	3,128
8.375% due 03/15/2012	5,275	5,512
8.750% due 03/15/2032	3,700	3,450

Sprint Nextel Corp.
0.651% due 06/28/2010	1,600	1,594
6.000% due 12/01/2016	845	767
8.375% due 08/15/2017	2,700	2,727

Telecom Italia Capital S.A.
0.729% due 02/01/2011	200	199

Telefonica Emisiones SAU
6.221% due 07/03/2017	800	879

Telefonica Europe BV
7.750% due 09/15/2010	400	412

Telesat LLC
11.000% due 11/01/2015	1,000	1,118

Valor Telecommunications Enterprises Finance Corp.
7.750% due 02/15/2015	850	870

Verizon Communications, Inc.
5.250% due 04/15/2013	200	219
5.500% due 04/01/2017	400	427
5.550% due 02/15/2016	400	438

Verizon Global Funding Corp.
4.375% due 06/01/2013	500	531

Verizon New York, Inc.
6.875% due 04/01/2012	25	27

Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	500	530

Virginia Electric and Power Co.
4.750% due 03/01/2013	245	262

Vodafone Group PLC
4.150% due 06/10/2014	250	260

		148,520

Total Corporate Bonds & Notes (Cost $1,435,420)		1,483,940

CONVERTIBLE BONDS & NOTES 0.1%

National City Corp.
4.000% due 02/01/2011	1,700	1,738

Total Convertible Bonds & Notes (Cost $1,731)		1,738

MUNICIPAL BONDS & NOTES 1.9%

Adams County, Pennsylvania General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
4.750% due 11/15/2028	1,000	990

See Accompanying Notes	Annual Report	March 31, 2010	49

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Chino Valley Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
0.000% due 08/01/2023	$850	$385

California State General Obligation Bonds, Series 2009
7.300% due 10/01/2039	4,200	4,219

California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	2,000	2,088

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	100	102

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	769

Clovis, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2020	500	291

Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011	500	501

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	980	767
5.750% due 06/01/2047	1,550	1,095

Indiana State Finance Authority Revenue Bonds, Series 2009
6.596% due 02/01/2039	950	980

Kentucky State Property & Buildings Commission Revenue Bonds, (NPFGC Insured), Series 2003
5.020% due 10/01/2014	500	535

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	1,500	1,530

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	700	719
4.500% due 07/01/2023	800	812

Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	700	693

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	1,000	805
5.000% due 06/01/2041	1,930	1,247

New York State Urban Development Corp. Revenue Notes, Series 2003
4.970% due 12/15/2012	500	537

North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	400	420

Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	200	126

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	85
5.875% due 06/01/2047	7,600	5,535
6.000% due 06/01/2042	4,805	3,566

Southern California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	300	194

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	$550	$387

Tamalpais, California Union High School District General Obligation Bonds, (NPFGC Insured), Series 2001
5.000% due 08/01/2026	2,000	2,045

University of Massachusetts Building Authority Revenue Bonds, Series 2009
6.423% due 05/01/2029	3,750	3,761

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	19,525	15,524

Total Municipal Bonds & Notes (Cost $49,310)		50,708

U.S. GOVERNMENT AGENCIES 0.8%

Fannie Mae
0.429% due 10/27/2037 (h)	400	399
0.679% due 10/18/2030	13	13
0.729% due 03/25/2017 (h)	60	60
1.671% due 03/01/2044 (h)	124	124
2.690% due 06/01/2035 (h)	1,971	2,027
2.847% due 03/01/2036 (h)	250	255
2.984% due 09/01/2031	23	24
3.042% due 02/01/2035 (h)	176	182
3.469% due 04/01/2036 (h)	261	271
4.679% due 12/01/2036 (h)	178	187
5.000% due 02/25/2017	395	407
5.000% due 11/01/2035 (h)	777	803
5.500% due 03/01/2037 (h)	269	284
6.260% due 03/01/2011 (h)	368	378
6.500% due 06/25/2028 (h)	160	176
6.850% due 12/18/2027 (h)	170	187

Farm Credit Bank
7.561% due 11/29/2049	500	411

Freddie Mac
0.129% due 05/05/2011 (g)	523	523
0.160% due 05/04/2011 (g)	6,174	6,180
0.730% due 09/15/2030 (h)	41	41
1.681% due 10/25/2044 - 02/25/2045 (h)	244	234
1.881% due 07/25/2044 (h)	374	359
3.158% due 05/01/2023	21	21
5.500% due 09/15/2017 - 07/01/2038 (h)	1,171	1,241
5.500% due 05/01/2040	1,000	1,052
6.500% due 07/25/2043	16	18
7.000% due 06/15/2013 (h)	33	33

Ginnie Mae
3.125% due 11/20/2023 - 11/20/2027 (h)	58	59
3.125% due 11/20/2026	16	16
3.625% due 07/20/2026 (h)	30	31
3.956% due 09/16/2021 (h)	148	149
4.045% due 07/16/2020 (h)	518	528
4.375% due 03/20/2026	26	27
4.375% due 05/20/2026 (h)	36	37
6.569% due 09/16/2026 (h)	590	636
9.250% due 12/20/2019 - 06/20/2021	17	19

New Valley Generation I
7.299% due 03/15/2019	702	812

Private Export Funding Corp.
4.550% due 05/15/2015	750	806

Small Business Administration
4.340% due 03/01/2024	207	214
4.504% due 02/01/2014	40	42
5.130% due 09/01/2023	39	41

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.886% due 09/01/2011	$189	$198
6.030% due 02/01/2012	605	637
6.900% due 12/01/2020	694	758
7.150% due 03/01/2017	249	275
7.300% due 05/01/2017	155	170

Vendee Mortgage Trust
6.000% due 12/15/2030 (h)	1,000	1,070

Total U.S. Government Agencies (Cost $22,022)		22,415

U.S. TREASURY OBLIGATIONS 0.0%

U.S. Treasury Notes
2.375% due 10/31/2014 (i)	427	427

Total U.S. Treasury Obligations (Cost $429)		427

MORTGAGE-BACKED SECURITIES 9.7%

Adjustable Rate Mortgage Trust
3.280% due 01/25/2035	6,647	6,002
5.388% due 01/25/2036	563	481

American General Mortgage Loan Trust
5.150% due 03/25/2040	2,500	2,499

American Home Mortgage Assets
0.439% due 10/25/2046	1,765	889

American Home Mortgage Investment Trust
5.660% due 09/25/2045	427	343

Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049	10,500	10,312
5.492% due 02/10/2051	2,220	2,111
5.744% due 02/10/2051	10,000	9,719

Banc of America Funding Corp.
0.729% due 06/26/2035	3,000	2,341
0.729% due 07/26/2036	2,000	1,661
5.749% due 03/20/2036	486	338

Banc of America Mortgage Securities, Inc.
4.090% due 07/25/2034	435	399
5.000% due 05/25/2034	127	128
5.404% due 02/25/2036	149	118

Bear Stearns Adjustable Rate Mortgage Trust
2.810% due 03/25/2035	6,110	5,721
3.399% due 02/25/2033	6	5
3.553% due 01/25/2034	10	10
3.705% due 01/25/2034	31	28
4.330% due 10/25/2035	3,673	3,595
4.994% due 01/25/2035	100	83
5.350% due 08/25/2035	4,819	4,276
5.394% due 05/25/2047	1,481	1,028
5.642% due 02/25/2033	48	47
5.726% due 02/25/2036	465	308

Bear Stearns Alt-A Trust
0.449% due 12/25/2046	231	23
3.478% due 05/25/2035	106	80
5.158% due 09/25/2035	2,255	1,670
5.198% due 08/25/2036	700	208

Bear Stearns Commercial Mortgage Securities
5.150% due 10/12/2042	4,500	4,654

CDC Commercial Mortgage Trust
6.005% due 05/15/2035	5,167	5,429

Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032	159	160

Citigroup Mortgage Loan Trust, Inc.
2.990% due 12/25/2035	332	302
3.075% due 03/25/2034	133	130
4.584% due 08/25/2035	508	195
5.969% due 09/25/2037	2,400	1,637

50	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	$480	$348

Countrywide Alternative Loan Trust
0.424% due 12/20/2046	3,045	1,576
0.439% due 07/20/2046	1,500	593
0.459% due 08/25/2046	400	86
0.509% due 09/20/2046	600	110
0.559% due 11/20/2035	597	316
0.579% due 06/25/2037	543	116
1.471% due 12/25/2035	698	382
5.302% due 10/25/2035	418	334
5.750% due 03/25/2037	500	313
6.000% due 10/25/2032	3	2
6.250% due 11/25/2036	4,797	3,188

Countrywide Home Loan Mortgage Pass-Through Trust
0.459% due 05/25/2035	285	166
0.529% due 04/25/2046	525	138
0.569% due 06/25/2035	663	585
3.323% due 10/19/2032	8	4
3.563% due 04/20/2035	944	856
3.825% due 02/25/2034	1,342	1,170
5.500% due 12/25/2035	2,422	1,950
6.000% due 05/25/2036	1,852	1,543

Credit Suisse First Boston Mortgage Securities Corp.
3.001% due 06/25/2033	742	634
4.666% due 03/15/2036	5,332	5,506
5.435% due 09/15/2034	468	484

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	500	449
5.548% due 02/15/2039	5,000	5,224

CSAB Mortgage-Backed Trust
6.172% due 06/25/2036	770	412

Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	421	411
5.500% due 12/25/2035	700	457
5.505% due 10/25/2035	443	311
6.300% due 07/25/2036	663	353

First Horizon Asset Securities, Inc.
3.117% due 07/25/2033	318	291
5.750% due 05/25/2037	2,763	2,162

General Electric Capital Assurance Co.
5.254% due 05/12/2035	928	979

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	12,000	12,696

GMAC Mortgage Corp. Loan Trust
5.294% due 11/19/2035	643	525
5.500% due 09/25/2034	80	79

Greenpoint Mortgage Pass-Through Certificates
3.474% due 10/25/2033	1,246	927

GS Mortgage Securities Corp. II
0.318% due 03/06/2020	2,680	2,587
6.624% due 05/03/2018	600	630
6.879% due 05/03/2018	1,500	1,582

GSR Mortgage Loan Trust
3.008% due 09/25/2035	1,164	1,091
3.941% due 06/25/2034	647	593
3.991% due 11/25/2035	5,762	4,901
5.123% due 01/25/2036	550	451
5.340% due 11/25/2035	385	322
6.000% due 02/25/2036	8,462	7,050
6.000% due 03/25/2037	2,149	1,843
6.000% due 05/25/2037	1,345	1,202

Harborview Mortgage Loan Trust
0.419% due 01/19/2038	1,671	926

Homebanc Mortgage Trust
5.802% due 04/25/2037	456	341

Indymac Index Mortgage Loan Trust
0.469% due 07/25/2035	154	90
0.499% due 06/25/2037	590	129

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	$14,800	$15,554

JPMorgan Mortgage Trust
3.529% due 04/25/2035	6,057	5,228
4.779% due 07/25/2035	659	603
5.677% due 04/25/2036	1,907	1,754
5.750% due 01/25/2036	2,030	1,747
5.826% due 06/25/2037	4,136	3,561
5.876% due 06/25/2037	9,105	7,823

JPMorgan Re-REMIC
0.729% due 06/26/2036	5,277	4,770
0.729% due 03/26/2037	4,883	3,880

LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039	1,700	1,731
5.424% due 02/15/2040	740	718
5.866% due 09/15/2045	700	690

MASTR Adjustable Rate Mortgages Trust
0.469% due 05/25/2037	425	208
0.569% due 05/25/2047	500	81
3.097% due 11/21/2034	953	945
3.253% due 11/25/2033	69	62
5.119% due 08/25/2034	154	134

MASTR Alternative Loans Trust
0.629% due 03/25/2036	1,038	397

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,106	1,122

Merrill Lynch Alternative Note Asset
5.442% due 06/25/2037	543	299

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	750	708
5.957% due 08/12/2049	300	297

Merrill Lynch Mortgage Investors, Inc.
0.439% due 02/25/2036	4,224	3,049
3.878% due 05/25/2034	887	752

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	3,287	3,012

Morgan Stanley Capital I
5.332% due 12/15/2043	10,000	10,070
5.692% due 04/15/2049	1,200	1,103
5.880% due 06/11/2049	3,400	3,364

Morgan Stanley Mortgage Loan Trust
5.352% due 06/25/2036	196	169
6.000% due 10/25/2037	14,301	10,211

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	500	403

Provident Funding Mortgage Loan Trust
3.018% due 08/25/2033	414	381

RBSSP Resecuritization Trust
0.549% due 03/26/2037	5,356	4,753
0.729% due 09/26/2034	1,726	1,502
0.729% due 03/26/2036	3,391	3,076
0.729% due 04/26/2037	1,779	1,553

Residential Accredit Loans, Inc.
0.429% due 12/25/2046	600	124
0.459% due 05/25/2037	749	187
5.714% due 02/25/2036	390	217

Residential Asset Securitization Trust
0.629% due 01/25/2046	2,396	1,080

Residential Funding Mortgage Securities I
5.200% due 09/25/2035	605	434
5.666% due 02/25/2036	389	287

Salomon Brothers Mortgage Securities VII, Inc.
0.729% due 05/25/2032	58	48

Structured Adjustable Rate Mortgage Loan Trust
2.817% due 01/25/2035	846	712
5.021% due 09/25/2035	9,233	7,080

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.450% due 01/25/2036	$71	$59
6.000% due 03/25/2036	402	292

Structured Asset Mortgage Investments, Inc.
0.329% due 09/25/2047	161	158
0.449% due 05/25/2036	3,245	1,689
0.489% due 05/25/2046	487	111

Structured Asset Securities Corp.
2.694% due 06/25/2033	964	843

Wachovia Bank Commercial Mortgage Trust
0.310% due 06/15/2020	2,308	2,039

Wachovia Mortgage Loan Trust LLC
5.453% due 10/20/2035	436	369

WaMu Mortgage Pass-Through Certificates
0.769% due 12/25/2027	744	647
1.171% due 02/25/2047	1,637	866
1.221% due 06/25/2047	578	174
1.281% due 12/25/2046	714	429
1.471% due 08/25/2046	1,510	894
1.871% due 06/25/2042	14	11
1.871% due 08/25/2042	16	11
2.385% due 03/25/2033	239	220
2.884% due 06/25/2033	299	284
3.078% due 02/27/2034	19	18
3.328% due 07/25/2046	2,272	1,556
4.819% due 10/25/2035	465	427
5.396% due 02/25/2037	1,582	1,114

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.231% due 04/25/2047	754	160
1.241% due 04/25/2047	711	191
1.311% due 05/25/2047	713	149

Washington Mutual MSC Mortgage Pass-Through Certificates
3.666% due 02/25/2033	6	5

Wells Fargo Mortgage-Backed Securities Trust
0.729% due 07/25/2037	954	597
3.436% due 04/25/2035	576	534
4.591% due 09/25/2033	470	471
4.687% due 12/25/2033	547	551
4.986% due 12/25/2034	745	734
4.986% due 03/25/2036	2,565	2,123
4.998% due 10/25/2035	2,183	1,908
5.502% due 04/25/2036	319	252
5.528% due 07/25/2036	427	345
5.531% due 07/25/2036	626	503
5.582% due 05/25/2036	1,481	1,237

Total Mortgage-Backed Securities (Cost $265,363)		264,194

ASSET-BACKED SECURITIES 0.9%

AEP Texas Central Transition Funding LLC
6.250% due 01/15/2017	750	865

Aurum CLO 2002-1 Ltd.
0.681% due 04/15/2014	2,734	2,633

Bear Stearns Asset-Backed Securities Trust
0.779% due 09/25/2034	4,000	3,484

Countrywide Asset-Backed Certificates
0.339% due 10/25/2046	14	14

Denver Arena Trust
6.940% due 11/15/2019	206	186

Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015	750	830

Equity One ABS, Inc.
4.145% due 04/25/2034	190	181

First Franklin Mortgage Loan Asset-Backed Certificates
0.279% due 11/25/2036	148	145

See Accompanying Notes	Annual Report	March 31, 2010	51

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAA Trust
0.529% due 03/25/2037	$693	$345
0.529% due 05/25/2047	700	402

JCP&L Transition Funding LLC
6.160% due 06/05/2019	650	752

JPMorgan Mortgage Acquisition Corp.
0.289% due 03/25/2047	340	238

Lehman XS Trust
0.459% due 06/25/2046	570	97

Morgan Stanley ABS Capital I
0.279% due 10/25/2036	165	162

Morgan Stanley Mortgage Loan Trust
0.589% due 04/25/2037	626	243
5.726% due 10/25/2036	487	268

Nationstar Home Equity Loan Trust
0.349% due 04/25/2037	145	138

SLM Student Loan Trust
0.229% due 04/25/2014	130	130
0.399% due 01/25/2017	179	179
1.749% due 04/25/2023	12,965	13,424

Total Asset-Backed Securities (Cost $24,701)		24,716

SOVEREIGN ISSUES 17.4%

Bahrain Government International Bond
5.500% due 03/31/2020	5,700	5,677

Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018	1,000	1,065

Banque Centrale de Tunisie
7.375% due 04/25/2012	3,361	3,718
8.250% due 09/19/2027	570	700

Brazil Government International Bond
5.875% due 01/15/2019	14,200	15,336
6.000% due 01/17/2017	3,687	4,024
8.000% due 01/15/2018	5,862	6,862
8.250% due 01/20/2034	800	1,024
8.750% due 02/04/2025	2,830	3,750
8.875% due 10/14/2019	9,400	12,149
8.875% due 04/15/2024	8,057	10,675
11.000% due 08/17/2040	14,300	19,212

China Development Bank Corp.
5.000% due 10/15/2015	500	536

Colombia Government International Bond
7.375% due 01/27/2017	10,200	11,781
7.375% due 09/18/2037	3,900	4,387
8.250% due 12/22/2014	5,200	6,188
10.375% due 01/28/2033	275	394
10.750% due 01/15/2013	8,800	10,736
11.750% due 02/25/2020	725	1,066

Croatia Government International Bond
1.250% due 07/30/2010	14	14

Export-Import Bank of China
4.875% due 07/21/2015	2,050	2,179
5.250% due 07/29/2014	6,625	7,178

Export-Import Bank of Korea
0.471% due 10/04/2011	3,000	3,005
0.490% due 11/16/2010	400	393

Guatemala Government Bond
9.250% due 08/01/2013	1,845	2,149
10.250% due 11/08/2011	1,000	1,125

Hong Kong Government International Bond
5.125% due 08/01/2014	750	818

Indonesia Government International Bond
5.875% due 03/13/2020	33,700	35,132
6.750% due 03/10/2014	5,800	6,406

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.875% due 03/09/2017		$11,200	$12,570
6.875% due 01/17/2018		2,000	2,230
7.500% due 01/15/2016		100	116
8.500% due 10/12/2035		200	251
11.625% due 03/04/2019		6,300	9,088

Korea Development Bank
0.531% due 11/22/2012		8,200	7,952
5.300% due 01/17/2013		800	850
5.750% due 09/10/2013		385	418
8.000% due 01/23/2014		6,200	7,156

Mexico Government International Bond
5.625% due 01/15/2017		120	129
5.950% due 03/19/2019		63	68
6.050% due 01/11/2040		6,400	6,416
6.750% due 09/27/2034		10,500	11,602
8.300% due 08/15/2031		120	155

Panama Government International Bond
6.700% due 01/26/2036		2,179	2,326
7.250% due 03/15/2015		8,325	9,553
8.875% due 09/30/2027		2,600	3,367
9.375% due 04/01/2029		1,705	2,323

Peru Government International Bond
6.550% due 03/14/2037		320	344
7.350% due 07/21/2025		8,300	9,670
8.375% due 05/03/2016		7,421	9,065
8.750% due 11/21/2033		1,000	1,330

Philippines Government International Bond
6.375% due 01/15/2032		10,478	10,360
6.375% due 10/23/2034		8,900	8,766
6.500% due 01/20/2020		1,500	1,624
7.750% due 01/14/2031		4,200	4,830
8.250% due 01/15/2014		8,100	9,538
8.375% due 06/17/2019		5,410	6,627
8.750% due 10/07/2016		2,000	2,490
8.875% due 03/17/2015		200	248
9.000% due 02/15/2013		900	1,065

Poland Government International Bond
4.000% due 10/27/2024		55	50
6.375% due 07/15/2019		7,850	8,639

Qatar Government International Bond
4.000% due 01/20/2015		5,800	5,936
5.250% due 01/20/2020		10,200	10,639
6.400% due 01/20/2040		4,200	4,410

Russia Government International Bond
7.500% due 03/31/2030		55,730	64,374

South Africa Government International Bond
5.875% due 05/30/2022		750	770
6.500% due 06/02/2014		10,600	11,726
6.875% due 05/27/2019		8,800	9,867
7.375% due 04/25/2012		2,730	3,007

Turkey Government International Bond
6.750% due 05/30/2040		9,200	9,085

Uruguay Government International Bond
7.625% due 03/21/2036		1,000	1,138
8.000% due 11/18/2022		12,054	14,405
9.250% due 05/17/2017		100	129

Vietnam Government International Bond
4.000% due 03/12/2028		10,000	9,142
6.875% due 01/15/2016		3,000	3,187

Total Sovereign Issues (Cost $440,036)			476,710

FOREIGN CURRENCY-DENOMINATED ISSUES 13.0%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	756

American General Finance Corp.
3.250% due 01/16/2013	EUR	600	685

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American International Group, Inc.
0.820% due 04/26/2011	EUR	650	$861

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	12,500	13,610

Bank of America Corp.
4.750% due 05/23/2017	EUR	300	394

Banque Centrale de Tunisie
4.750% due 04/07/2011		5,300	7,427
6.250% due 02/20/2013		2,820	4,142

Barclays Bank PLC
6.000% due 01/23/2018		200	291
14.000% due 11/29/2049	GBP	500	993

BNP Paribas Capital Trust VI
5.868% due 01/29/2049	EUR	4,870	6,545

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024	BRL	26,700	28,111

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		6,520	3,571
10.000% due 01/01/2017		11,500	5,811

Canada Government Bond
2.500% due 06/01/2015	CAD	72,500	70,006

Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	1,925	2,535

Citigroup, Inc.
4.750% due 02/10/2019		5,600	7,160

Colombia Government International Bond
12.000% due 10/22/2015	COP	10,000,000	6,358

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	3,552

EMF-NL
1.480% due 04/17/2041		2,000	2,078

Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,199

Gaz Capital S.A.
7.800% due 09/27/2010	EUR	3,500	4,891

General Electric Capital Corp.
4.625% due 09/15/2066		5,700	6,236

Goldman Sachs Group, Inc.
0.965% due 02/04/2013		1,100	1,437

Green Valley Ltd.
4.292% due 01/10/2011		1,300	1,755

HSBC Holdings PLC
5.375% due 12/20/2012		298	434
6.000% due 06/10/2019		2,000	2,996
6.375% due 10/18/2022	GBP	100	162

Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	1,900	2,027

International Endesa BV
6.125% due 07/05/2012	GBP	1,080	1,778

LBG Capital No.1 PLC
7.869% due 08/25/2020		3,525	4,734

Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)	EUR	3,472	1,073

Lighthouse International Co. S.A.
8.000% due 04/30/2014		2,250	2,158

Mexico Government International Bond
7.250% due 12/15/2016	MXN	52,000	4,213

Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	2,289

Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016	EUR	3,300	4,858

52	PIMCO Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OI European Group BV
6.875% due 03/31/2017	EUR	820	$1,130

PagesJaunes Groupe
2.150% due 01/11/2014		4,000	4,801

Pemex Project Funding Master Trust
5.500% due 02/24/2025		14,000	18,701

Punch Taverns Finance PLC
6.468% due 04/15/2033	GBP	7,300	8,037

QBE International Holdings PLC
6.055% due 08/02/2020	AUD	3,000	2,716

Republic of Germany
3.750% due 01/04/2017	EUR	20,000	28,899
4.750% due 07/04/2028		7,900	12,103

Royal Bank of Scotland Group PLC
4.556% due 04/06/2011	GBP	3,129	4,487
6.000% due 06/29/2049		1,620	1,930

SLM Corp.
3.125% due 09/17/2012	EUR	7,000	8,982
4.750% due 03/17/2014		3,100	3,925

South Africa Government International Bond
5.250% due 05/16/2013		1,050	1,503

Sumitomo Mitsui Banking Corp.
0.803% due 12/31/2049	JPY	100,000	1,056
0.950% due 06/02/2049		100,000	1,025

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	128,300	10,129

UBS AG
7.152% due 12/29/2049	EUR	100	134

UPC Broadband Holding BV
4.170% due 12/31/2016		3,751	4,809
4.995% due 12/31/2017		2,705	3,499

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UPC Holding BV
7.750% due 01/15/2014	EUR	2,300	$3,184

Uruguay Government International Bond
6.875% due 01/19/2016		13,000	18,700

Veolia Environnement
4.875% due 05/28/2013		3,460	5,017

Virgin Media Finance PLC
8.750% due 04/15/2014		483	676

Wind Acquisition Finance S.A.
11.000% due 12/01/2015		2,300	3,371

Total Foreign Currency-Denominated Issues (Cost $352,097)			355,940

		SHARES
COMMON STOCKS 0.2%

CIT Group, Inc. (d)		46,753	1,822

Dex One Corp. (d)		74,327	2,075

Royal Bank of Scotland Group PLC (d)		856,507	572

SemGroup Corp. 'A' (d)		13,326	386

Total Common Stocks (Cost $3,936)			4,855

WARRANTS 0.0%

SemGroup Corp. - Exp. 11/30/2014		14,027	116

Total Warrants (Cost $63)			116

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.8%

REPURCHASE AGREEMENTS 0.4%

Goldman Sachs & Co.
0.140% due 04/05/2010	$8,000	$8,000
(Dated 03/11/2010. Collateralized by Fannie Mae 6.000% due 01/01/2039 valued at $8,224. Repurchase proceeds are $8,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	2,511	2,511
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 07/22/2010 valued at $2,564. Repurchase proceeds are $2,511.)

		10,511

U.S. TREASURY BILLS 0.7%
0.196% due 08/26/2010 - 09/02/2010 (e)(g)(i)	19,228	19,212

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 1.7%
	4,724,023	47,302

Total Short-Term Instruments (Cost $77,024)		77,025

Total Investments 102.8% (Cost $2,721,415)		$2,808,278

Written Options (k) (0.1%) (Premiums $7,361)		(2,607)

Other Assets and Liabilities (Net) (2.7%)		(72,994)

Net Assets 100.0%		$2,732,677

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Payment in-kind bond security.
(d)	Non-income producing security.
(e)	Coupon represents a weighted average rate.
(f)	Affiliated to the Fund.
(g)	Securities with an aggregate market value of $18,242 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $117,337 at a weighted average interest rate of 0.356%. On March 31, 2010, securities valued at $9,707 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $7,579 and cash of $64 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers' Acceptance March Futures	Long	03/2011	1,499	$(420)
90-Day Eurodollar December Futures	Long	12/2010	3,174	9,534
90-Day Eurodollar June Futures	Long	06/2011	1,317	(132)
Euro-Bund 10-Year Bond June Futures	Long	06/2010	1,437	132

				$9,114

See Accompanying Notes	Annual Report	March 31, 2010	53

Schedule of Investments Diversified Income Fund (Cont.)

(j)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp.	MLP	(1.370%	)	12/20/2017	5.020%		$2,500	$452	$0	$452
American General Finance Corp.	RBS	(1.300%	)	12/20/2017	5.020%		2,500	461	0	461
CenturyTel, Inc.	BOA	(0.595%	)	06/20/2017	1.638%		5,000	322	0	322
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.022%		5,000	59	0	59
CSX Corp.	UBS	(0.880%	)	06/20/2017	0.654%		5,000	(74)	0	(74)
Cytec Industries, Inc.	DUB	(1.000%	)	12/20/2015	1.143%		1,000	7	0	7
FBG Finance Ltd.	BCLY	(1.600%	)	06/20/2015	0.540%		1,000	(53)	0	(53)
HCP, Inc.	BOA	(1.227%	)	03/20/2018	1.663%		5,000	142	0	142
Ltd Brands, Inc.	GSC	(2.410%	)	09/20/2017	2.119%		2,000	(38)	0	(38)
Marks & Spencer PLC	RBS	(0.950%	)	12/20/2017	1.421%		5,000	153	0	153
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	1.081%		5,000	80	0	80
Pulte Homes, Inc.	DUB	(1.000%	)	03/20/2014	1.664%		10,500	256	327	(71)
Royal Caribbean Cruises Ltd.	GSC	(5.000%	)	03/20/2011	1.395%		9,000	(328)	(145)	(183)
Time Warner, Inc.	JPM	(0.830%	)	12/20/2016	0.755%		2,600	(12)	0	(12)

								$1,427	$182	$1,245

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	1.950%		03/20/2013	2.008%		$2,800	$(3)	$0	$(3)
American International Group, Inc.	DUB	5.000%		09/20/2013	2.156%		100	9	(13)	22
American International Group, Inc.	RBS	1.975%		03/20/2013	2.008%		5,400	(2)	0	(2)
Biomet, Inc.	CSFB	8.000%		03/20/2014	2.863%		1,473	253	0	253
Brazil Government International Bond	BCLY	1.360%		08/20/2011	0.756%		1,800	18	0	18
Brazil Government International Bond	BCLY	1.370%		08/20/2011	0.756%		1,800	18	0	18
Brazil Government International Bond	CSFB	1.000%		12/20/2010	0.559%		9,500	34	35	(1)
Brazil Government International Bond	DUB	1.000%		12/20/2010	0.559%		4,400	15	16	(1)
Brazil Government International Bond	GSC	1.000%		12/20/2010	0.559%		5,000	17	19	(2)
Brazil Government International Bond	MSC	1.470%		02/20/2017	1.416%		700	3	0	3
Brazil Government International Bond	RBS	1.000%		12/20/2010	0.559%		10,000	35	39	(4)
Celestica, Inc.	BCLY	2.850%		09/20/2011	0.313%		2,100	81	0	81
Chesapeake Energy Corp.	CSFB	1.000%		06/20/2012	2.123%		3,700	(89)	0	(89)
Chesapeake Energy Corp.	CSFB	1.710%		09/20/2012	2.468%		5,650	(100)	0	(100)
Chesapeake Energy Corp.	JPM	5.000%		09/20/2014	4.179%		1,900	64	(142)	206
Citigroup, Inc.	MSC	0.163%		06/20/2011	1.587%		12,000	(208)	0	(208)
Codere Finance S.A.	GSC	3.920%		12/20/2012	4.798%	EUR	1,700	(49)	0	(49)
Codere Finance S.A.	JPM	4.150%		12/20/2012	4.798%		1,500	(31)	0	(31)
Colombia Government International Bond	UBS	1.070%		01/20/2012	0.974%		$1,000	4	0	4
Dynegy Holdings, Inc.	BCLY	5.000%		09/20/2014	11.023%		1,800	(342)	(360)	18
El Paso Corp.	BOA	5.000%		09/20/2014	3.215%		400	29	(30)	59
El Paso Corp.	CSFB	5.000%		09/20/2014	3.215%		6,300	462	(466)	928
Emirate of Abu Dhabi	CITI	1.000%		12/20/2014	1.083%		600	(2)	(15)	13
Emirate of Abu Dhabi	CSFB	1.000%		12/20/2014	1.083%		800	(2)	(20)	18
Emirate of Abu Dhabi	GSC	1.000%		03/20/2011	0.533%		2,300	12	2	10
Emirate of Abu Dhabi	GSC	1.000%		12/20/2014	1.083%		800	(2)	(26)	24
Emirate of Abu Dhabi	UBS	1.000%		12/20/2014	1.083%		300	(1)	(10)	9
Ford Motor Credit Co. LLC	UBS	5.000%		12/20/2010	1.951%		4,400	103	(1,100)	1,203
France Telecom S.A.	UBS	0.330%		09/20/2011	0.210%	EUR	3,900	10	0	10
France Telecom S.A.	WAC	0.325%		09/20/2011	0.210%		3,900	9	0	9
Freeport-McMoRan Copper & Gold, Inc.	BOA	0.910%		06/20/2012	0.446%		$1,800	19	0	19
Freeport-McMoRan Copper & Gold, Inc.	MSC	0.890%		06/20/2012	0.446%		5,950	60	0	60
General Electric Capital Corp.	BCLY	5.000%		06/20/2012	1.218%		5,200	437	134	303
General Electric Capital Corp.	BOA	1.000%		12/20/2012	1.273%		1,400	(10)	(45)	35
General Electric Capital Corp.	BOA	7.000%		06/20/2013	1.332%		400	71	0	71
General Electric Capital Corp.	CITI	7.250%		03/20/2012	1.194%		500	60	0	60
General Electric Capital Corp.	CITI	6.950%		03/20/2013	1.314%		5,000	819	0	819
General Electric Capital Corp.	CITI	3.950%		03/20/2017	1.478%		9,425	1,406	0	1,406
General Electric Capital Corp.	DUB	1.000%		03/20/2011	0.929%		100	0	(1)	1
General Electric Capital Corp.	DUB	1.070%		12/20/2012	1.294%		3,540	(20)	0	(20)
General Electric Capital Corp.	GSC	5.000%		06/20/2012	1.218%		5,000	420	(350)	770
Goldman Sachs Group, Inc.	MSC	0.235%		06/20/2012	0.814%		4,000	(51)	0	(51)
HCA, Inc.	CSFB	5.000%		03/20/2014	2.446%		880	76	(132)	208
HSBC Finance Corp.	DUB	5.000%		12/20/2011	0.595%		100	7	5	2
HSBC Finance Corp.	DUB	5.000%		09/20/2013	0.732%		120	18	11	7
Indonesia Government International Bond	RBS	1.390%		12/20/2011	0.975%		5,000	37	0	37
Indonesia Government International Bond	RBS	1.525%		12/20/2011	0.975%		3,000	30	0	30
JSC Gazprom	DUB	1.490%		09/20/2017	2.044%		5,000	(171)	0	(171)
Korea Government Bond	CITI	0.520%		12/20/2010	0.378%		2,500	3	0	3

54	PIMCO Funds	See Accompanying Notes

March 31, 2010

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Korea Government Bond	CITI	0.540%	12/20/2010	0.378%		$3,000	$4	$0	$4
Korea Government Bond	UBS	0.550%	12/20/2010	0.378%		3,100	4	0	4
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.523%		11,000	41	(13)	54
Mexico Government International Bond	GSC	2.050%	09/20/2013	0.916%		210	8	0	8
Mexico Government International Bond	GSC	1.000%	03/20/2015	1.139%		30,000	(186)	(595)	409
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.523%		2,200	9	6	3
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.583%		2,100	9	7	2
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.220%		650	(10)	0	(10)
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.583%		800	4	3	1
Mexico Government International Bond	MSC	2.070%	09/20/2013	0.916%		530	21	0	21
Mexico Government International Bond	MSC	2.170%	09/20/2013	0.916%		120	5	0	5
Mexico Government International Bond	RBS	1.000%	12/20/2010	0.523%		5,000	19	9	10
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.583%		700	3	1	2
Mexico Government International Bond	UBS	1.000%	03/20/2015	1.139%		17,900	(111)	(324)	213
Peru Government International Bond	MSC	1.960%	10/20/2016	1.374%		600	26	0	26
Petroleos Mexicanos	BCLY	0.880%	04/20/2011	0.676%		11,500	71	0	71
Philippines Government International Bond	CITI	1.770%	12/20/2017	1.817%		5,200	(13)	0	(13)
Philippines Government International Bond	DUB	2.500%	09/20/2017	1.801%		4,500	201	0	201
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.801%		300	12	0	12
Philippines Government International Bond	UBS	2.260%	03/20/2013	1.201%		3,800	118	0	118
Qatar Government International Bond	UBS	1.000%	12/20/2014	0.817%		2,100	17	(30)	47
RRI Energy, Inc.	GSC	5.000%	09/20/2014	8.342%		4,000	(454)	(657)	203
RSHB Capital S.A.	BCLY	1.000%	09/20/2010	1.513%		2,700	(6)	(6)	0
RSHB Capital S.A.	BCLY	1.650%	07/20/2011	1.588%		3,900	16	0	16
RSHB Capital S.A.	CSFB	1.870%	10/20/2012	1.752%		1,400	16	0	16
RSHB Capital S.A.	MSC	1.000%	12/20/2010	1.110%		10,000	(5)	(42)	37
RSHB Capital S.A.	MSC	2.000%	10/20/2012	1.752%		3,000	46	0	46
Russia Government International Bond	CITI	1.000%	12/20/2010	0.552%		2,400	8	1	7
Russia Government International Bond	DUB	1.000%	12/20/2010	0.552%		4,550	16	2	14
Russia Government International Bond	GSC	1.000%	12/20/2010	0.552%		3,550	12	4	8
SLM Corp.	BOA	0.820%	06/20/2012	2.688%		4,500	(179)	0	(179)
SLM Corp.	BOA	5.000%	09/20/2014	3.487%		5,800	353	(652)	1,005
SunGard Data Systems, Inc.	BCLY	5.000%	09/20/2014	5.661%		500	(12)	(55)	43
SunGard Data Systems, Inc.	CITI	5.000%	09/20/2014	5.661%		2,100	(48)	(233)	185
SunGard Data Systems, Inc.	CSFB	5.000%	09/20/2014	5.661%		2,400	(56)	(270)	214
Telecom Italia Finance S.A.	UBS	0.520%	09/20/2011	1.012%	EUR	3,900	(37)	0	(37)
Telecom Italia Finance S.A.	WAC	0.525%	09/20/2011	1.012%		3,900	(37)	0	(37)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.553%		$3,000	(21)	0	(21)
Wells Fargo & Co.	BCLY	1.000%	03/20/2013	0.755%		2,000	15	(41)	56
Wells Fargo & Co.	CITI	1.000%	03/20/2013	0.755%		1,100	8	(25)	33
Wells Fargo & Co.	MSC	1.000%	03/20/2013	0.755%		900	6	(21)	27

							$3,449	$(5,380)	$8,829

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	CITI	0.540%	07/25/2045		$7,605	$(6,575)	$(200)	$(6,375)
ABX.HE A 06-2 Index	CITI	0.440%	05/25/2046		4,383	(4,154)	(299)	(3,855)
ABX.HE A 06-2 Index	GSC	0.440%	05/25/2046		4,152	(3,934)	(280)	(3,654)
ABX.HE A 06-2 Index	UBS	0.440%	05/25/2046		4,383	(4,152)	(299)	(3,853)
CDX.EM-12 Index	JPM	5.000%	12/20/2014		31,600	3,724	3,318	406
CDX.EM-13 Index	BCLY	5.000%	06/20/2015		9,500	1,193	1,192	1
CDX.EM-13 Index	GSC	5.000%	06/20/2015		3,900	490	487	3
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		8,667	(26)	0	(26)
CDX.HY-10 3-Year Index 25-35%	MLP	2.360%	06/20/2011		2,000	50	0	50
CDX.HY-10 5-Year Index	BCLY	5.000%	06/20/2013		9,657	369	(640)	1,009
CDX.HY-11 5-Year Index	GSC	5.000%	12/20/2013		44,109	916	(8,712)	9,628
CDX.IG-5 Index	GSC	0.450%	12/20/2010		14,460	(2)	(6)	4
CDX.IG-6 Index	DUB	0.400%	06/20/2011		16,252	(42)	22	(64)
CDX.IG-6 Index	MSC	0.400%	06/20/2011		956	(2)	0	(2)
CDX.IG-13 5-Year Index	DUB	1.000%	12/20/2014		22,900	185	44	141
CDX.IG-13 5-Year Index	GSC	1.000%	12/20/2014		59,600	482	115	367
iTraxx Europe 4 Index	MSC	0.350%	12/20/2010	EUR	43,251	3	(39)	42
iTraxx Europe 5 Index	MSC	0.400%	06/20/2011		2,480	(1)	14	(15)
iTraxx Europe Crossover 5 Index	DUB	2.900%	06/20/2011		4,791	(51)	89	(140)
iTraxx Europe Crossover 5 Index	JPM	2.900%	06/20/2011		6,819	(73)	132	(205)
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012		2,880	(134)	52	(186)
iTraxx Europe Crossover 9 Index	DUB	6.500%	06/20/2013		24,440	2,371	260	2,111

						$(9,363)	$(4,750)	$(4,613)

See Accompanying Notes	Annual Report	March 31, 2010	55

Schedule of Investments Diversified Income Fund (Cont.)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Floating rate equal to 1-Month AUD-BBR-BBSW plus 0.350% based on the notional amount of currency delivered	Floating rate equal to 1-Month USD-LIBOR based on the notional amount of currency received	01/19/2012	DUB	AUD	57,200	$53,196	$(706)	$3	$(709)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.970%	12/15/2011	JPM	EUR	23,000	$677	$0	$677
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC	BRL	37,300	186	47	139
Pay	1-Year BRL-CDI	11.140%	01/02/2012	JPM		8,200	41	10	31
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC		32,800	342	217	125
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		12,200	(1)	(5)	4
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		2,400	(2)	0	(2)
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		49,800	(12)	0	(12)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		49,600	56	61	(5)
Pay	6-Month EUR-LIBOR	2.500%	09/15/2011	HSBC	EUR	11,000	161	65	96
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		29,000	3,599	(544)	4,143
Pay	6-Month EUR-LIBOR	4.000%	09/19/2017	BCLY		4,100	486	(309)	795
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	DUB		500	93	14	79
Pay	6-Month EUR-LIBOR	4.000%	03/17/2020	DUB		23,000	1,975	469	1,506
Pay	6-Month EUR-LIBOR	4.000%	09/15/2030	BCLY		6,400	127	115	12
Pay	28-Day MXN TIIE	7.780%	04/09/2019	HSBC	MXN	4,000	0	(2)	2
Pay	28-Day MXN TIIE	7.780%	04/09/2019	JPM		129,100	22	120	(98)

							$7,750	$258	$7,492

(k)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	18	$6	$3
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	67	24	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	18	6	6
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	67	12	9

				$48	$21

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$17,200	$247	$0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	17,200	130	6
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	5,800	35	17

56	PIMCO Funds	See Accompanying Notes

March 31, 2010

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	$5,800	$14	$14
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	10,200	78	1
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	73,300	386	287
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	73,300	542	469
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	7,000	100	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	54,900	165	23
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	69,700	144	23
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	32,100	112	84
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	32,100	211	174
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	18,700	50	49
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	18,700	83	101
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	5,500	25	21
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	5,500	26	35
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	67,100	731	1
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	59,100	580	19
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	8,000	39	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	16,900	172	50
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	16,900	159	41
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	137,400	1,148	11
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	22,400	227	6
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	7,400	61	0
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	7,400	32	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	10,500	50	31
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	10,500	27	26
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	20,000	210	7
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	9,900	76	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	61,100	474	414

							$6,334	$1,911

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.750%	06/16/2010		$49,900	$50	$66
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.250%	06/16/2010		49,900	60	29
Put - OTC iTraxx Europe 12 Index	DUB	Sell	1.350%	06/16/2010	EUR	51,900	120	37
Put - OTC CDX.IG-13 5-Year Index	DUB	Sell	1.600%	06/21/2010		$32,000	90	6
Call - OTC CDX.IG-14 5-Year Index	JPM	Buy	0.750%	06/16/2010		27,500	30	36
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.700%	06/16/2010	EUR	6,900	19	19
Put - OTC CDX.IG-14 5-Year Index	JPM	Sell	1.250%	06/16/2010		$27,500	29	16
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.200%	06/16/2010	EUR	6,900	8	9
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.700%	06/16/2010		54,600	134	152
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.200%	06/16/2010		54,600	80	74

							$620	$444

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	04/20/2010	$27,100	$234	$4
Call - OTC USD versus JPY		94.000	04/20/2010	27,100	125	227

					$359	$231

Transactions in written call and put options for the period ended March 31, 2010:
	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	905	$117,300	EUR	24,800	$1,620
Sales	3,732	1,963,800		174,900	12,940
Closing Buys	(4,467)	(938,500)		(24,800)	(7,199)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 03/31/2010	170	$1,142,600	EUR	174,900	$7,361

(l)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	04/01/2025	$44,000	$46,467	$46,372

See Accompanying Notes	Annual Report	March 31, 2010	57

Schedule of Investments Diversified Income Fund (Cont.)

(m)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	11,884	04/2010	GSC	$0	$(104)	$(104)
Sell		11,884	04/2010	HSBC	0	(27)	(27)
Sell		15,752	06/2010	GSC	48	0	48
Buy		11,884	06/2010	HSBC	27	0	27
Sell		31,504	06/2010	HSBC	96	0	96
Sell		15,739	06/2010	JPM	55	0	55
Sell		15,741	06/2010	RBS	54	0	54
Buy	CAD	46,500	04/2010	BCLY	550	0	550
Buy		19,478	04/2010	CITI	221	0	221
Sell		74	04/2010	CSFB	0	(1)	(1)
Buy		25,353	04/2010	RBC	53	0	53
Sell		44,856	04/2010	RBC	0	(696)	(696)
Sell		47,623	04/2010	RBS	0	(337)	(337)
Buy	CNY	77,102	06/2010	BCLY	0	(31)	(31)
Sell		43,650	06/2010	BOA	42	0	42
Buy		35,477	06/2010	CITI	0	(6)	(6)
Buy		339	06/2010	CSFB	0	0	0
Buy		13,879	06/2010	DUB	0	(8)	(8)
Buy		100,353	06/2010	HSBC	0	(42)	(42)
Buy		74,851	06/2010	MSC	0	(22)	(22)
Sell		77,827	06/2010	MSC	77	0	77
Buy		69,212	01/2011	BCLY	0	(72)	(72)
Buy		42,898	01/2011	BOA	0	(58)	(58)
Buy		95,732	01/2011	CITI	0	(187)	(187)
Buy		76,490	01/2011	MSC	0	(105)	(105)
Sell	EUR	464	04/2010	BCLY	0	(7)	(7)
Sell		2,436	04/2010	CITI	57	0	57
Buy		2,884	04/2010	JPM	0	(189)	(189)
Sell		133,674	04/2010	JPM	2,035	(21)	2,014
Sell		5,188	04/2010	MSC	28	0	28
Sell		22,165	04/2010	RBC	204	0	204
Buy		376	04/2010	RBS	0	(1)	(1)
Sell	GBP	12,015	06/2010	CITI	0	(335)	(335)
Sell		33,248	06/2010	RBS	0	(319)	(319)
Buy	JPY	389,000	04/2010	BCLY	0	(43)	(43)
Sell		556,361	04/2010	CITI	197	0	197
Buy	KRW	1,909,000	07/2010	BCLY	69	0	69
Buy		3,788,209	07/2010	DUB	141	0	141
Buy		3,147,052	07/2010	MSC	109	0	109
Buy		7,532,822	08/2010	MSC	223	0	223
Buy		10,084,592	11/2010	BCLY	140	0	140
Buy		550,168	11/2010	BOA	17	0	17
Buy		4,201,800	11/2010	CITI	79	0	79
Buy		7,046,952	11/2010	DUB	50	0	50
Buy		234,600	11/2010	GSC	6	0	6
Buy		23,410,608	11/2010	JPM	14	(54)	(40)
Buy		886,347	11/2010	MSC	7	0	7
Buy	MXN	3,781	04/2010	DUB	12	0	12
Sell		1,343	04/2010	DUB	0	0	0
Buy		5,947	04/2010	GSC	21	0	21
Buy		293	04/2010	HSBC	2	0	2
Sell		19,541	04/2010	HSBC	0	(34)	(34)
Buy		10,863	04/2010	JPM	63	0	63
Buy		1,343	09/2010	DUB	0	0	0
Buy		271,605	09/2010	GSC	326	0	326
Buy		33,623	09/2010	HSBC	51	0	51
Buy	PHP	241,284	08/2010	BCLY	84	0	84
Buy	PLN	3,595	08/2010	BCLY	26	0	26
Buy		35,352	08/2010	CITI	0	(193)	(193)
Buy		7,283	08/2010	HSBC	24	0	24
Buy		35,366	08/2010	JPM	0	(194)	(194)
Buy		1,823	08/2010	MSC	12	0	12
Sell	SGD	33,178	04/2010	CITI	0	(66)	(66)
Buy		33,178	04/2010	JPM	0	(135)	(135)
Buy		33,178	09/2010	CITI	65	0	65
Buy	ZAR	426	07/2010	BCLY	3	0	3

					$5,288	$(3,287)	$2,001

58	PIMCO Funds	See Accompanying Notes

March 31, 2010

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$1,483,940	$0	$1,483,940
Mortgage-Backed Securities	0	261,695	2,499	264,194
Sovereign Issues	0	476,710	0	476,710
Foreign Currency-Denominated Issues	0	352,806	3,134	355,940
Other Investments +++	52,157	172,588	2,749	227,494

Investments, at value	$52,157	$2,747,739	$8,382	$2,808,278
Short Sales, at value	$0	$(46,372)	$0	$(46,372)
Financial Derivative Instruments ++++	$9,114	$12,082	$(444)	$20,752

Totals	$61,271	$2,713,449	$7,938	$2,782,658

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Mortgage-Backed Securities	$0	$2,499	$0	$0	$0	$0	$2,499	$0
Foreign Currency-Denominated Issues	5,712	(1,746)	(7)	261	3,401	(4,487)	3,134	381
Other Investments +++	3,565	(1,282)	(4)	1	469	0	2,749	301

Investments, at value	$9,277	$(529)	$(11)	$262	$3,870	$(4,487)	$8,382	$682
Financial Derivative Instruments ++++	$2,391	$(620)	$0	$0	$(2,215)	$0	$(444)	$176

Totals	$11,668	$(1,149)	$(11)	$262	$1,655	$(4,487)	$7,938	$858

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(o)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$1,165	$0	$0	$0	$0	$1,165
Unrealized appreciation on foreign currency contracts	0	5,288	0	0	0	5,288
Unrealized appreciation on swap agreements	7,609	0	25,296	0	0	32,905

	$8,774	$5,288	$25,296	$0	$0	$39,358

Liabilities:
Written options outstanding	$1,932	$231	$444	$0	$0	$2,607
Unrealized depreciation on foreign currency contracts	0	3,287	0	0	0	3,287
Unrealized depreciation on swap agreements	117	709	19,835	0	0	20,661

	$2,049	$4,227	$20,279	$0	$0	$26,555

See Accompanying Notes	Annual Report	March 31, 2010	59

Schedule of Investments Diversified Income Fund (Cont.)	March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$3,143	$0	$0	$0	$3,143
Net realized gain (loss) on futures contracts, written options and swaps	48,588	0	(8,977)	0	0	39,611
Net realized (loss) on foreign currency transactions	0	(23,297)	0	0	0	(23,297)

	$48,588	$(20,154)	$(8,977)	$0	$0	$19,457

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(2,068)	$0	$0	$0	$(2,068)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(2,677)	(581)	86,515	0	0	83,257
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	18,206	0	0	0	18,206

	$(2,677)	$15,557	$86,515	$0	$0	$99,395

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $9,114 as reported in the Notes to Schedule of Investments.

60	PIMCO Funds	See Accompanying Notes

Schedule of Investments Emerging Local Bond Fund	March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.3%

Westpac Banking Corp.
0.447% due 12/14/2012		$8,000	$7,997

Total Australia (Cost $8,000)			7,997

BRAZIL 10.4%

CORPORATE BONDS & NOTES 0.1%

Cia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	5,750	4,081

SOVEREIGN ISSUES 10.3%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		154,450	84,609
10.000% due 01/01/2017		432,481	218,649

			303,258

Total Brazil (Cost $289,153)			307,339

CANADA 0.2%

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		$5,600	5,726

Total Canada (Cost $5,630)			5,726

CHILE 0.2%

Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023	CLP	1,469,896	3,008

Bonos del Banco Central de Chile en UF
3.000% due 07/01/2018		1,175,917	2,092
3.000% due 10/01/2018		31,498	57

Bonos del Banco Central de Chile en UF CPI Linked Bond
3.000% due 05/01/2017		629,956	1,116

Total Chile (Cost $5,553)			6,273

COLOMBIA 2.7%

Colombia Government International Bond
2.056% due 11/16/2015		$1,400	1,421
3.807% due 03/17/2013		3,000	3,022
9.850% due 06/28/2027	COP	32,290,000	19,819
12.000% due 10/22/2015		61,576,000	39,149

Santa Fe de Bogota D.C.
9.750% due 07/26/2028		31,200,000	17,278

Total Colombia (Cost $73,790)			80,689

EGYPT 0.7%

Egypt Government International Bond
8.750% due 07/18/2012	EGP	14,800	2,730

Petroleum Export Ltd.
4.623% due 06/15/2010		$317	315
4.633% due 06/15/2010		50	49
5.265% due 06/15/2011		10,812	10,746

Petroleum Export II Ltd.
6.340% due 06/20/2011		6,314	6,235

Total Egypt (Cost $20,053)			20,075

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EL SALVADOR 0.2%

El Salvador Government International Bond
8.500% due 07/25/2011		$5,000	$5,412

Total El Salvador (Cost $5,264)			5,412

FRANCE 1.0%

Credit Agricole S.A.
0.302% due 05/28/2010		$400	400

Dexia Credit Local
0.501% due 01/12/2012		28,900	28,905

Total France (Cost $29,300)			29,305

GUATEMALA 0.1%

Guatemala Government Bond
10.250% due 11/08/2011		$4,000	4,500

Total Guatemala (Cost $4,465)			4,500

HUNGARY 6.2%

Hungary Government Bond
5.500% due 02/12/2014	HUF	15,259,740	76,264
5.500% due 02/12/2016		10,190,600	49,169
6.000% due 10/12/2011		1,060,000	5,439
6.000% due 10/24/2012		537,300	2,752
6.500% due 06/24/2019		620,000	3,090
6.750% due 04/12/2010		675,000	3,436
6.750% due 02/12/2013		3,285,200	17,128
6.750% due 11/24/2017		478,000	2,431
7.500% due 11/12/2020		4,270,000	22,737

Total Hungary (Cost $190,420)			182,446

INDONESIA 7.9%

Indonesia Government International Bond
9.500% due 07/15/2023	IDR	112,807,000	12,533
10.000% due 07/15/2017		79,000,000	9,362
10.000% due 02/15/2028		108,229,000	11,955
10.500% due 08/15/2030		118,530,000	36,145
10.500% due 07/15/2038		58,536,000	6,544
11.000% due 12/15/2012		127,850,000	15,202
11.000% due 10/15/2014		85,000,000	10,404
11.000% due 11/15/2020		391,548,000	73,813
11.000% due 09/15/2025		70,000,000	20,690
11.250% due 05/15/2014		850,000	104
11.500% due 09/15/2019		46,330,000	5,946
12.800% due 06/15/2021		166,974,000	23,099

Majapahit Holding BV
7.250% due 10/17/2011		$7,400	7,825

Total Indonesia (Cost $202,968)			233,622

KAZAKHSTAN 0.1%

Intergas Finance BV
6.875% due 11/04/2011		$1,000	1,055

Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		2,500	2,575

Total Kazakhstan (Cost $3,529)			3,630

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 0.1%

Telecom Italia Capital S.A.
0.729% due 02/01/2011		$2,600	$2,593

Total Luxembourg (Cost $2,583)			2,593

MALAYSIA 4.2%

Malaysia Government International Bond
3.741% due 02/27/2015	MYR	287,350	88,251
3.835% due 08/12/2015		37,000	11,383
4.240% due 02/07/2018		2,300	714
4.378% due 11/29/2019		52,460	16,330
7.500% due 07/15/2011		$1,050	1,130

Petronas Capital Ltd.
7.000% due 05/22/2012		7,300	8,047

Total Malaysia (Cost $120,783)			125,855

MEXICO 15.8%

CORPORATE BONDS & NOTES 2.6%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	87,700	6,080

Hipotecaria Su Casita S.A. de C.V.
6.270% due 06/25/2012		152,860	10,707
6.520% due 03/26/2012		23,650	1,659

Pemex Finance Ltd.
9.030% due 02/15/2011		$1,400	1,438

Pemex Project Funding Master Trust
0.852% due 12/03/2012		7,000	6,965
1.557% due 06/15/2010		40,419	40,469
5.500% due 02/24/2025	EUR	5,000	6,679

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	25,000	1,973

			75,970

SOVEREIGN ISSUES 13.2%

Mexico Government International Bond
7.500% due 06/21/2012		1,783,666	149,690
7.750% due 12/14/2017		622,200	51,381
8.000% due 06/11/2020		210,000	17,510
8.500% due 12/13/2018		2,018,267	173,548

			392,129

Total Mexico (Cost $448,381)			468,099

NEW ZEALAND 0.1%

ANZ National International Ltd.
0.361% due 04/14/2010		$2,660	2,660

Total New Zealand (Cost $2,660)			2,660

PANAMA 0.2%

Panama Government International Bond
9.375% due 07/23/2012		$1,300	1,514
9.625% due 02/08/2011		3,000	3,210

Total Panama (Cost $4,650)			4,724

PERU 1.2%

Peru Government International Bond
6.900% due 08/12/2037	PEN	7,380	2,633
7.840% due 08/12/2020		4,750	1,902

See Accompanying Notes	Annual Report	March 31, 2010	61

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.910% due 05/05/2015	PEN	68,234	$30,191

Total Peru (Cost $30,968)			34,726

POLAND 8.9%

Poland Government International Bond
4.250% due 05/24/2011	PLN	43,920	$15,441
4.750% due 04/25/2012		64,400	22,652
5.000% due 10/24/2013		30,000	10,585
5.250% due 10/25/2017		17,300	6,057
5.500% due 04/25/2015		243,000	86,717
5.750% due 04/25/2014		192,300	69,325
5.750% due 09/23/2022		83,985	29,714
6.250% due 07/03/2012		$1,000	1,093
6.250% due 10/24/2015	PLN	56,790	20,952

Total Poland (Cost $270,085)			262,536

QATAR 0.7%

Qatar Petroleum
5.579% due 05/30/2011		$4,751	4,883

Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014		4,800	5,264

Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		9,800	10,323

Total Qatar (Cost $20,177)			20,470

RUSSIA 2.1%

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$13,123	13,629

JPMorgan Chase Bank N.A.
3.100% due 02/11/2011 (j)		1,900	1,874

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		480	552

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		11,250	11,658

SB Capital S.A.
6.468% due 07/02/2013		500	551

TNK-BP Finance S.A.
6.125% due 03/20/2012		2,900	3,070
6.875% due 07/18/2011		20,315	21,303

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		8,700	9,245

VTB Capital S.A.
6.609% due 10/31/2012		400	421

Total Russia (Cost $61,190)			62,303

SOUTH AFRICA 7.1%

South Africa Government International Bond
6.750% due 03/31/2021	ZAR	744,000	88,199
7.250% due 01/15/2020		304,900	38,078
7.500% due 01/15/2014		131,900	17,881
8.000% due 12/21/2018		25,000	3,330
8.250% due 09/15/2017		147,100	20,017
8.750% due 12/21/2014		76,900	10,866
13.500% due 09/15/2015		183,500	31,287

Total South Africa (Cost $193,970)			209,658

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.875% due 01/14/2015		$2,000	2,160

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Korea Development Bank
8.000% due 01/23/2014		$2,650	$3,059

Total South Korea (Cost $5,167)			5,219

THAILAND 5.3%

Bank of Thailand
3.700% due 01/24/2011	THB	29,620	931

Thailand Government Bond
3.625% due 05/22/2015		1,926,000	59,900
3.875% due 06/13/2019		2,180,201	67,983
5.125% due 03/13/2018		508,330	17,123
5.250% due 05/12/2014		145,200	4,851
6.150% due 07/07/2026		176,000	6,680

Total Thailand (Cost $151,030)			157,468

TUNISIA 0.4%

Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	1,500	2,102
7.375% due 04/25/2012		$7,700	8,518

Total Tunisia (Cost $10,536)			10,620

TURKEY 5.6%

Turkey Government International Inflation Linked Bond
10.000% due 02/15/2012 (b)	TRY	867	661
12.000% due 08/14/2013 (b)		5,127	4,420

Turkey Government International Bond
0.000% due 06/23/2010		29,200	18,941
0.000% due 11/16/2011		15,400	8,827
9.000% due 06/30/2011		$3,000	3,262
11.000% due 08/06/2014	TRY	7,300	4,933
11.500% due 01/23/2012		$3,000	3,469
14.000% due 01/19/2011	TRY	143,506	99,204
14.000% due 09/26/2012		8,600	6,247
16.000% due 03/07/2012		19,600	14,541
16.000% due 08/28/2013		3,600	2,798

Total Turkey (Cost $170,462)			167,303

UNITED ARAB EMIRATES 0.1%

Emirate of Abu Dhabi
5.500% due 08/02/2012		$4,000	4,322

Total United Arab Emirates (Cost $4,212)			4,322

UNITED KINGDOM 1.4%

Bank of Scotland PLC
0.312% due 12/08/2010		$1,100	1,098

Barclays Bank PLC
10.179% due 06/12/2021		4,680	6,119

Royal Bank of Scotland Group PLC
0.512% due 03/30/2012		28,400	28,437
1.149% due 04/23/2012		6,100	6,188

Vodafone Group PLC
0.532% due 02/27/2012		200	200

Total United Kingdom (Cost $40,552)			42,042

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 9.0%

ASSET-BACKED SECURITIES 0.2%

Citigroup Mortgage Loan Trust, Inc.
0.269% due 12/25/2036	$668	$622
1.129% due 07/25/2037	1,172	1,059

Countrywide Asset-Backed Certificates
0.329% due 05/25/2047	312	293
0.329% due 09/25/2047	1,305	1,220

Credit-Based Asset Servicing & Securitization LLC
0.349% due 07/25/2037	76	59

Indymac Residential Asset-Backed Trust
0.309% due 07/25/2037	380	372

Long Beach Mortgage Loan Trust
0.289% due 12/25/2036	9	9

MASTR Asset-Backed Securities Trust
0.309% due 05/25/2037	767	732

Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036	392	209

Soundview Home Equity Loan Trust
1.029% due 10/25/2037	45	44

		4,619

BANK LOAN OBLIGATIONS 0.3%

Georgia-Pacific Corp.
2.251% due 12/23/2012	295	294
2.254% due 12/23/2012	3,888	3,860
2.282% due 12/23/2012	690	686

Petroleum Export III Ltd.
3.757% due 04/08/2013	5,112	5,074

		9,914

CORPORATE BONDS & NOTES 8.1%

Allied Waste North America, Inc.
6.500% due 11/15/2010	100	103

American Express Credit Corp.
1.629% due 05/27/2010	11,600	11,622

American General Finance Corp.
4.875% due 05/15/2010	500	500

American International Group, Inc.
5.375% due 10/18/2011	4,525	4,649
6.250% due 05/01/2036	700	612

Anadarko Petroleum Corp.
7.625% due 03/15/2014	4,000	4,603

Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012	4,000	4,110

Bank of America Corp.
5.650% due 05/01/2018	6,700	6,789

Bank of America N.A.
0.537% due 06/15/2016	12,000	10,749

Bear Stearns Cos. LLC
0.370% due 05/18/2010	1,900	1,900
0.479% due 01/31/2011	200	200
5.300% due 10/30/2015	300	320

Caterpillar Financial Services Corp.
0.341% due 08/20/2010	600	600

Citibank N.A.
0.253% due 09/21/2012	3,200	3,204

Citigroup Funding, Inc.
1.299% due 05/07/2010	12,300	12,310

Citigroup, Inc.
5.500% due 04/11/2013	5,800	6,099

COX Enterprises, Inc.
7.875% due 09/15/2010	650	670

62	PIMCO Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse USA, Inc.
0.450% due 08/15/2010		$200	$200

Dominion Resources, Inc.
1.308% due 06/17/2010		2,400	2,405

Dow Chemical Co.
2.499% due 08/08/2011		3,100	3,155

Ford Motor Credit Co. LLC
7.875% due 06/15/2010		2,000	2,019
8.625% due 11/01/2010		2,000	2,049
9.750% due 09/15/2010		2,000	2,048

FPL Group Capital, Inc.
1.138% due 06/17/2011		4,900	4,942

General Electric Capital Corp.
0.339% due 04/28/2011		6,500	6,497

GMAC, Inc.
7.250% due 03/02/2011		8,000	8,135
7.250% due 03/02/2011		9,900	10,123

Hewlett-Packard Co.
1.302% due 05/27/2011		8,000	8,098

HSBC Finance Corp.
0.500% due 05/10/2010		1,500	1,500

International Lease Finance Corp.
1.150% due 07/06/2010	EUR	600	807
4.875% due 09/01/2010		$1,600	1,600
4.950% due 02/01/2011		4,100	4,104
5.625% due 09/15/2010		1,100	1,108

John Deere Capital Corp.
0.331% due 07/16/2010		2,600	2,601
0.951% due 01/18/2011		4,000	4,023
1.004% due 06/10/2011		5,100	5,142

JPMorgan Chase & Co.
0.421% due 01/17/2011		8,000	8,013

Kraft Foods, Inc.
0.750% due 08/11/2010		3,000	3,004

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		11,400	2,679

Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		700	687
6.875% due 04/25/2018		6,000	6,476

Metropolitan Life Global Funding I
0.290% due 05/17/2010		4,200	4,201

Morgan Stanley
0.349% due 05/07/2010		6,000	6,001
0.501% due 01/18/2011		2,200	2,201

PACCAR, Inc.
1.431% due 09/14/2012		4,000	4,078

Pemex Project Funding Master Trust
0.852% due 12/03/2012		10,000	9,950
1.557% due 06/15/2010		20,800	20,800

Pfizer, Inc.
4.450% due 03/15/2012		1,500	1,591
Reynolds American, Inc.
0.957% due 06/15/2011		9,600	9,564

SLM Corp.
0.409% due 07/26/2010		2,300	2,269
0.457% due 03/15/2011		250	244
0.479% due 10/25/2011		300	285
0.850% due 12/15/2010	EUR	200	265
5.375% due 05/15/2014		$600	569

Time Warner Entertainment Co. LP
8.875% due 10/01/2012		600	691

U.S. Bancorp
0.649% due 05/06/2010		100	100

UnitedHealth Group, Inc.
0.433% due 06/21/2010		800	800

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Corp.
0.377% due 03/15/2011	$200	$200
0.379% due 04/23/2012	2,000	1,981
0.381% due 10/15/2011	1,000	996

Wells Fargo & Co.
7.980% due 03/29/2049	2,400	2,520

Weyerhaeuser Co.
6.750% due 03/15/2012	6,750	7,202

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010	2,300	2,343

		239,306

MORTGAGE-BACKED SECURITIES 0.3%

American Home Mortgage Assets
0.419% due 09/25/2046	426	225

Banc of America Funding Corp.
5.749% due 03/20/2036	486	338

BCAP LLC Trust
0.399% due 01/25/2037	1,258	647

Bear Stearns Adjustable Rate Mortgage Trust
4.994% due 01/25/2035	68	57
5.726% due 02/25/2036	465	308

Bear Stearns Alt-A Trust
5.158% due 09/25/2035	87	64
5.198% due 08/25/2036	700	208

Citigroup Mortgage Loan Trust, Inc.
3.075% due 03/25/2034	91	88
5.629% due 07/25/2046	338	242

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	480	348

Commercial Mortgage Pass-Through Certificates
0.730% due 02/16/2034	577	560

Countrywide Home Loan Mortgage Pass-Through Trust
5.981% due 09/25/2047	212	152

Downey Savings & Loan Association Mortgage Loan Trust
2.539% due 07/19/2044	952	635

GSR Mortgage Loan Trust
5.340% due 11/25/2035	385	323

Harborview Mortgage Loan Trust
0.729% due 02/19/2034	1,817	1,089
5.826% due 08/19/2036	169	109

Homebanc Mortgage Trust
5.802% due 04/25/2037	456	341

Luminent Mortgage Trust
0.399% due 12/25/2036	504	267
0.409% due 12/25/2036	218	108
0.429% due 10/25/2046	201	113

MASTR Adjustable Rate Mortgages Trust
0.529% due 05/25/2047	800	126

MASTR Alternative Loans Trust
0.629% due 03/25/2036	179	68

Morgan Stanley Mortgage Loan Trust
5.352% due 06/25/2036	133	115

Residential Accredit Loans, Inc.
0.479% due 08/25/2037	347	183
5.714% due 02/25/2036	390	217

Residential Asset Securitization Trust
0.629% due 01/25/2046	453	204

Sequoia Mortgage Trust
3.132% due 01/20/2047	167	124

Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036	402	292

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Mortgage Investments, Inc.
0.449% due 05/25/2046		$390	$193

WaMu Mortgage Pass-Through Certificates
1.211% due 01/25/2047		483	256
3.078% due 01/25/2047		295	175
5.266% due 01/25/2037		345	256
5.448% due 04/25/2037		231	157
5.562% due 12/25/2036		205	148
5.921% due 09/25/2036		342	268

Wells Fargo Mortgage-Backed Securities Trust
0.729% due 07/25/2037		587	368

			9,372

U.S. GOVERNMENT AGENCIES 0.1%

Freddie Mac
0.109% due 02/01/2011		620	620
0.160% due 05/04/2011		1,510	1,511
0.324% due 03/09/2011		32	32

			2,163

U.S. TREASURY OBLIGATIONS 0.0%

U.S. Treasury Notes
1.000% due 07/31/2011 (f)		330	332

Total United States (Cost $272,790)			265,706

SHORT-TERM INSTRUMENTS 5.2%

REPURCHASE AGREEMENTS 0.5%

Barclays Capital, Inc.
0.030% due 04/01/2010		$8,000	8,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $8,172. Repurchase proceeds are $8,000.)

Goldman Sachs & Co.
0.140% due 04/05/2010		7,000	7,000
(Dated 03/11/2010. Collateralized by Fannie Mae 6.000% due 01/01/2039 valued at $7,223. Repurchase proceeds are $7,000.)

JPMorgan Chase Bank N.A.
0.010% due 04/01/2010		100	100
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.500% due 07/15/2016 valued at $103. Repurchase proceeds are $100.)

State Street Bank and Trust Co.
0.010% due 04/01/2010		627	627
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $640. Repurchase proceeds are $627.)

			15,727

ISRAEL TREASURY BILLS 0.2%
1.368% due 06/02/2010	ILS	17,760	4,794

U.S. TREASURY BILLS 0.0%
0.209% due 08/26/2010 (d)		$350	350

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 4.5%
		13,371,672	133,891

Total Short-Term Instruments (Cost $154,699)			154,762

See Accompanying Notes	Annual Report	March 31, 2010	63

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

MARKET VALUE (000S)
PURCHASED OPTIONS (h) 0.0%
(Cost $254)	$148

Total Investments 97.6% (Cost $2,803,274)	$2,888,228

Written Options (i) (0.0%) (Premiums $278)	(58)

Other Assets and Liabilities (Net) 2.4%	70,117

Net Assets 100.0%	$2,958,287

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $350 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $1,845 at a weighted average interest rate of -0.500%. On March 31, 2010, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $45 and cash of $82 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	72	$229

(g)	Swap agreements outstanding on March 31, 2010:

Asset Swaps
Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Indonesia Government International Bond 10.000% due 07/15/2017	6-Month USD-LIBOR	Cash Flow from Underlying Asset	07/22/2017	DUB	$4,066	$(176)	$(455)	$279
Indonesia Government International Bond 11.000% due 10/15/2014	6-Month USD-LIBOR	Cash Flow from Underlying Asset	10/17/2014	BCLY	67,470	2,470	(2,347)	4,817
Malaysia Government International Bond 3.756% due 04/28/2011	6-Month USD-LIBOR	Cash Flow from Underlying Asset	05/02/2011	BCLY	36,140	3,368	152	3,216
Malaysia Government International Bond 4.262% due 09/15/2016	6-Month USD-LIBOR	Cash Flow from Underlying Asset	09/19/2016	CITI	30,052	1,261	915	346

						$6,923	$(1,735)	$8,658

Credit Default Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
RSHB Capital S.A.	BCLY	1.000%	09/20/2010	1.513%	$10,000	$(21)	$(20)	$(1)
TransCapitalInvest Ltd. for OJSC AK Transneft	GSC	2.300%	09/20/2010	1.250%	5,000	28	0	28

						$7	$(20)	$27

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

64	PIMCO Funds	See Accompanying Notes

March 31, 2010

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC	BRL	55,800	$90	$113	$(23)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		55,000	78	43	35
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		74,200	287	(81)	368
Pay	1-Year BRL-CDI	11.440%	01/02/2012	GSC		8,600	30	1	29
Pay	1-Year BRL-CDI	11.570%	01/02/2012	GSC		116,000	469	58	411
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		68,600	277	0	277
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		32,900	343	(47)	390
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC		182,400	1,901	1,175	726
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		70,000	730	434	296
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		100,000	1,042	726	316
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		10,500	109	59	50
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		121,900	1,335	893	442
Pay	1-Year BRL-CDI	11.670%	01/02/2012	MSC		14,400	158	156	2
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		75,000	322	0	322
Pay	1-Year BRL-CDI	11.940%	01/02/2012	GSC		60,000	357	0	357
Pay	1-Year BRL-CDI	14.415%	01/02/2012	BCLY		68,600	2,939	(566)	3,505
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		63,500	3,068	538	2,530
Pay	1-Year BRL-CDI	14.770%	01/02/2012	BCLY		47,100	2,278	0	2,278
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		2,000	2	5	(3)
Pay	3-Month MYR-KLIBOR	3.200%	12/03/2013	BCLY	MYR	12,850	(45)	0	(45)
Pay	3-Month MYR-KLIBOR	2.980%	12/09/2013	BCLY		11,780	(71)	0	(71)
Pay	3-Month MYR-KLIBOR	3.810%	08/11/2014	BCLY		15,300	32	0	32
Pay	3-Month MYR-KLIBOR	3.720%	08/18/2014	DUB		40,000	33	0	33
Pay	3-Month MYR-KLIBOR	3.900%	10/29/2014	DUB		5,000	14	(1)	15
Pay	6-Month THB-THBFIX Reuters	2.870%	02/04/2014	BCLY	THB	106,060	(12)	0	(12)
Pay	6-Month THB-THBFIX Reuters	3.160%	04/21/2014	BCLY		136,500	40	0	40
Pay	6-Month THB-THBFIX Reuters	3.200%	04/22/2014	BCLY		105,400	37	0	37
Pay	6-Month THB-THBFIX Reuters	3.030%	04/24/2014	BCLY		65,700	8	0	8
Pay	6-Month THB-THBFIX Reuters	3.620%	08/19/2014	DUB		785,000	518	(26)	544
Pay	6-Month THB-THBFIX Reuters	3.390%	01/29/2015	CITI		700,000	166	(4)	170
Pay	28-Day MXN TIIE	9.190%	07/29/2015	JPM	MXN	996,000	7,365	0	7,365
Pay	28-Day MXN TIIE	9.440%	10/25/2018	BCLY		517,700	4,699	1,296	3,403
Pay	28-Day MXN TIIE	8.050%	12/26/2018	CITI		136,300	233	0	233
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY		190,000	586	149	437
Pay	28-Day MXN TIIE	7.780%	04/09/2019	BCLY		9,500	1	(5)	6
Pay	28-Day MXN TIIE	8.450%	06/03/2019	JPM		100,000	377	72	305
Pay	28-Day MXN TIIE	8.760%	09/03/2029	BCLY		30,000	153	0	153

							$29,949	$4,988	$24,961

(h)	Purchased options outstanding on March 31, 2010:

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC USD versus KRW	KRW	1,110.000	12/07/2010	$7,945	$254	$148

(i)	Written options outstanding on March 31, 2010:

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW	1,275.000	12/07/2010	$7,945	$278	$58

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	726	$34,500	$1,096
Sales	1,347	180,155	1,947
Closing Buys	(141)	(172,210)	(1,282)
Expirations	(1,717)	(34,500)	(1,367)
Exercised	(215)	0	(116)

Balance at 03/31/2010	0	$7,945	$278

See Accompanying Notes	Annual Report	March 31, 2010	65

Schedule of Investments Emerging Local Bond Fund (Cont.)

(j)	Restricted securities as of March 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
JPMorgan Chase Bank N.A.	3.100%	02/11/2011	02/17/2010	$1,902	$1,874	0.06%

(k)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	14,248	04/2010	BCLY	$12	$0	$12
Sell		8,740	04/2010	CITI	0	(186)	(186)
Buy		4,677	04/2010	DUB	150	0	150
Buy		38,321	04/2010	GSC	1,207	0	1,207
Sell		46,578	04/2010	GSC	365	(10)	355
Buy		58,863	04/2010	HSBC	1,135	(52)	1,083
Sell		30,750	04/2010	HSBC	0	(133)	(133)
Sell		8,740	04/2010	MLP	0	(191)	(191)
Sell		21,303	04/2010	MSC	0	(476)	(476)
Buy		27,940	06/2010	HSBC	65	0	65
Buy	CLP	1,581,269	11/2010	CITI	160	0	160
Sell		199,785	11/2010	CITI	0	(2)	(2)
Sell		2,131,247	11/2010	DUB	0	(3)	(3)
Sell		10,409,850	11/2010	JPM	0	(111)	(111)
Sell		3,965,390	11/2010	MSC	85	0	85
Sell		4,933,676	01/2011	DUB	68	0	68
Buy		1,950,441	01/2011	JPM	0	(233)	(233)
Buy	CNY	6,396	06/2010	BCLY	0	(3)	(3)
Sell		3,581	06/2010	BOA	4	0	4
Buy		2,678	06/2010	CITI	0	0	0
Buy		3,330	06/2010	DUB	0	0	0
Buy		8,322	06/2010	HSBC	0	(4)	(4)
Buy		38,156	06/2010	JPM	2	0	2
Sell		34,005	06/2010	JPM	17	0	17
Sell		6,418	06/2010	MSC	6	0	6
Buy		31,000	07/2010	BCLY	7	0	7
Sell		31,000	07/2010	GSC	0	(4)	(4)
Buy		42,238	11/2010	BCLY	0	(52)	(52)
Buy		12,139	11/2010	CITI	0	(25)	(25)
Buy		25,484	11/2010	DUB	0	(57)	(57)
Buy		31,000	11/2010	GSC	5	0	5
Buy		31,247	11/2010	JPM	0	(87)	(87)
Buy		8,536	11/2010	MSC	0	(21)	(21)
Buy		3,519	01/2011	BOA	0	(5)	(5)
Buy		46,753	01/2011	HSBC	0	(23)	(23)
Buy		108,337	01/2011	JPM	0	(146)	(146)
Buy		6,308	01/2011	MSC	0	(9)	(9)
Buy		9,376	06/2011	DUB	0	(39)	(39)
Buy		39,499	06/2011	JPM	2	(18)	(16)
Buy		53,316	06/2011	UBS	62	0	62
Buy		29,986	11/2011	CITI	0	(95)	(95)
Buy		32,125	11/2011	DUB	0	(67)	(67)
Buy		19,388	11/2011	UBS	0	(23)	(23)
Buy	COP	24,403,200	07/2010	CITI	210	0	210
Buy		38,101,036	07/2010	DUB	590	0	590
Sell		42,711,876	07/2010	DUB	0	(885)	(885)
Sell	EUR	595	04/2010	BCLY	2	0	2
Sell		315	04/2010	GSC	3	0	3
Sell		8,033	04/2010	JPM	241	0	241
Sell	GBP	3,133	06/2010	RBS	0	(30)	(30)
Buy	HKD	15,509	07/2010	BCLY	1	0	1
Buy		200	07/2010	HSBC	0	0	0
Buy		809	07/2010	JPM	0	0	0
Buy	HUF	1,418,529	07/2010	DUB	133	0	133
Sell		3,907,136	07/2010	DUB	825	0	825
Sell		1,774,000	07/2010	GSC	0	(127)	(127)
Sell		1,760,309	07/2010	HSBC	125	(11)	114
Sell		4,958,639	07/2010	JPM	1,484	0	1,484
Sell		650,276	07/2010	MSC	0	(8)	(8)
Buy	IDR	3,093,000	09/2010	CITI	29	0	29
Sell		28,940,997	10/2010	BCLY	0	(193)	(193)
Sell		117,000,000	10/2010	DUB	0	(641)	(641)
Buy		80,877,500	10/2010	HSBC	70	0	70
Buy		22,673,360	11/2010	BCLY	67	0	67

66	PIMCO Funds	See Accompanying Notes

March 31, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	IDR	51,027,471	11/2010	CITI	$112	$0	$112
Buy		48,993,725	11/2010	DUB	8	0	8
Buy		30,789,050	11/2010	HSBC	68	0	68
Sell		108,000,000	11/2010	JPM	122	0	122
Sell		101,000,000	01/2011	BCLY	77	0	77
Buy		166,931,500	01/2011	CITI	178	(78)	100
Sell		108,000,000	01/2011	CITI	123	0	123
Buy		76,330,000	01/2011	JPM	5	(49)	(44)
Buy		47,875,000	01/2011	RBS	0	(10)	(10)
Buy	ILS	28,847	08/2010	CITI	74	0	74
Buy		7,155	08/2010	GSC	15	0	15
Sell		17,705	08/2010	HSBC	0	(93)	(93)
Buy		12,955	08/2010	UBS	100	0	100
Buy	INR	265,408	07/2010	CITI	56	0	56
Buy		122,006	11/2010	BCLY	17	0	17
Buy		743,222	11/2010	CITI	320	0	320
Buy		137,850	11/2010	JPM	13	0	13
Buy		253,299	03/2011	BCLY	38	0	38
Buy		230,150	03/2011	BOA	0	(15)	(15)
Buy		69,510	03/2011	DUB	6	0	6
Buy		121,599	03/2011	HSBC	14	0	14
Buy		125,936	03/2011	JPM	7	0	7
Buy		143,428	03/2011	UBS	12	0	12
Sell	JPY	51,981	04/2010	BCLY	4	0	4
Sell		1,176,336	04/2010	CITI	316	0	316
Sell		77,963	04/2010	GSC	6	0	6
Buy	KRW	2,580,000	07/2010	BCLY	93	0	93
Sell		13,114,063	07/2010	CITI	0	(90)	(90)
Buy		5,119,258	07/2010	DUB	191	0	191
Buy		1,162,000	07/2010	GSC	23	0	23
Buy		4,252,805	07/2010	MSC	147	0	147
Buy		10,179,565	08/2010	MSC	302	0	302
Buy		5,755,135	11/2010	BCLY	137	0	137
Buy		7,211,786	11/2010	BOA	70	0	70
Buy		21,642,744	11/2010	CITI	245	0	245
Buy		1,162,600	11/2010	DUB	20	0	20
Buy		3,451,710	11/2010	GSC	15	(8)	7
Buy		4,744,260	11/2010	JPM	37	(6)	31
Buy		2,302,200	11/2010	MSC	19	0	19
Buy		3,404,400	11/2010	UBS	0	(15)	(15)
Buy		9,109,600	01/2011	DUB	0	(27)	(27)
Buy	MXN	38,676	04/2010	BNP	123	0	123
Buy		1,080,106	04/2010	BOA	8,139	0	8,139
Sell		643,438	04/2010	CITI	0	(2,078)	(2,078)
Buy		126,851	04/2010	DUB	531	0	531
Sell		218,776	04/2010	DUB	0	(742)	(742)
Buy		1,019,099	04/2010	HSBC	2,030	0	2,030
Sell		1,646,354	04/2010	HSBC	0	(5,651)	(5,651)
Buy		206,755	04/2010	JPM	891	0	891
Buy		92,000	04/2010	MSC	429	0	429
Buy		108,576	04/2010	RBC	752	0	752
Buy		26,221	04/2010	RBS	117	0	117
Sell		194,399	04/2010	UBS	0	(648)	(648)
Sell		763,168	09/2010	HSBC	0	(814)	(814)
Buy	MYR	61,545	06/2010	BCLY	705	0	705
Buy		10,251	06/2010	CITI	131	0	131
Buy		43,988	06/2010	HSBC	435	0	435
Buy		22,995	06/2010	JPM	313	0	313
Buy		17,485	06/2010	MSC	229	0	229
Buy		103,640	10/2010	BCLY	1,087	0	1,087
Buy		15,336	10/2010	BOA	182	0	182
Buy		50,415	10/2010	CITI	568	0	568
Buy		33,186	10/2010	DUB	160	0	160
Buy		33,665	10/2010	JPM	211	0	211
Buy	PEN	12,669	04/2010	CITI	11	0	11
Buy		17,511	04/2010	DUB	51	0	51
Sell		69,692	04/2010	DUB	39	(5)	34
Buy		39,512	04/2010	MSC	50	(8)	42
Buy		6,797	10/2010	CITI	0	(6)	(6)
Buy		121,345	10/2010	DUB	0	(82)	(82)
Buy		10,413	10/2010	JPM	0	(8)	(8)
Sell	PHP	299,537	04/2010	BCLY	0	(61)	(61)
Sell		966,759	04/2010	CITI	0	(103)	(103)
Buy		670,909	04/2010	DUB	485	0	485
Sell		286,420	04/2010	DUB	0	(65)	(65)

See Accompanying Notes	Annual Report	March 31, 2010	67

Schedule of Investments Emerging Local Bond Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	277,320	04/2010	HSBC	$130	$0	$130
Buy		604,487	04/2010	JPM	412	0	412
Buy		364,144	08/2010	MSC	240	0	240
Buy		450,281	11/2010	BCLY	68	0	68
Buy		1,036,734	11/2010	CITI	74	(17)	57
Buy		286,420	11/2010	DUB	41	0	41
Buy		21,564	11/2011	JPM	27	0	27
Buy	PLN	16,624	08/2010	BNP	0	(38)	(38)
Buy		19,265	08/2010	CITI	0	(23)	(23)
Buy		80,100	08/2010	GSC	563	0	563
Sell		35,455	08/2010	GSC	116	0	116
Buy		142,658	08/2010	HSBC	1,065	(66)	999
Buy		411	08/2010	JPM	3	0	3
Buy		49,179	08/2010	UBS	725	0	725
Buy	RON	280	08/2010	BCLY	1	0	1
Buy		1,209	08/2010	DUB	4	0	4
Sell		1,440	08/2010	DUB	8	0	8
Buy	SGD	6,980	05/2010	CITI	0	(11)	(11)
Buy		1,705	06/2010	BCLY	18	0	18
Buy		2,798	06/2010	BOA	0	(1)	(1)
Buy		7,700	06/2010	CITI	5	(48)	(43)
Buy		4,505	06/2010	DUB	9	0	9
Sell		2,519	06/2010	DUB	0	0	0
Buy		1,032	06/2010	UBS	7	0	7
Buy		9,701	09/2010	BCLY	3	0	3
Buy		7,015	09/2010	BOA	10	0	10
Buy		7,211	09/2010	CITI	28	0	28
Buy		7,606	09/2010	GSC	22	(2)	20
Buy		14,009	09/2010	JPM	6	0	6
Sell	THB	548,063	05/2010	BOA	0	(423)	(423)
Buy		424,565	05/2010	CITI	397	0	397
Buy		444,081	05/2010	HSBC	410	0	410
Buy		1,219,957	09/2010	BCLY	575	(1)	574
Buy		1,145,570	09/2010	CITI	339	0	339
Buy		564,755	09/2010	HSBC	200	0	200
Buy		48,622	09/2010	UBS	0	(1)	(1)
Buy	TRY	4,776	07/2010	GSC	56	0	56
Sell		12,192	07/2010	GSC	0	(69)	(69)
Buy		135,925	07/2010	HSBC	1,031	0	1,031
Buy		7,853	07/2010	UBS	70	0	70
Buy	TWD	157,900	06/2010	HSBC	7	0	7
Sell	ZAR	222,676	07/2010	BCLY	0	(1,776)	(1,776)
Buy		202,590	07/2010	CITI	1,614	0	1,614
Buy		11,000	07/2010	DUB	29	0	29
Buy		78,325	07/2010	GSC	542	0	542
Sell		25,000	07/2010	GSC	0	(212)	(212)
Buy		202,337	07/2010	HSBC	710	0	710
Sell		39,289	07/2010	HSBC	0	(202)	(202)
Buy		697	07/2010	JPM	7	0	7
Sell		34,000	07/2010	JPM	0	(276)	(276)
Buy		56,148	07/2010	UBS	353	0	353
Sell		61,451	07/2010	UBS	0	(436)	(436)

					$37,716	$(18,234)	$19,482

68	PIMCO Funds	See Accompanying Notes

March 31, 2010

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Brazil	$0	$303,258	$4,081	$307,339
Colombia	0	80,689	0	80,689
Hungary	0	182,446	0	182,446
Indonesia	0	233,622	0	233,622
Malaysia	0	125,855	0	125,855
Mexico	0	466,440	1,659	468,099
Poland	0	262,536	0	262,536
South Africa	0	209,658	0	209,658
Thailand	0	157,468	0	157,468
Turkey	0	167,303	0	167,303
United States	0	260,632	5,074	265,706
Short-Term Instruments	133,891	20,871	0	154,762
Other Investments +++	0	270,871	1,874	272,745

Investments, at value	$133,891	$2,741,649	$12,688	$2,888,228
Financial Derivative Instruments ++++	$229	$44,412	$8,658	$53,299

Totals	$134,120	$2,786,061	$21,346	$2,941,527

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Brazil	$0	$3,704	$(50)	$0	$427	$0	$4,081	$427
Mexico	0	1,602	11	0	46	0	1,659	46
United States	0	5,112	0	0	(38)	0	5,074	(38)
Other Investments +++	3,248	(2,633)	(8)	(769)	2,036	0	1,874	(28)

Investments, at value	$3,248	$7,785	$(47)	$(769)	$2,471	$0	$12,688	$407
Financial Derivative Instruments ++++	$(26,351)	$0	$0	$0	$35,009	$0	$8,658	$32,700

Totals	$(23,103)	$7,785	$(47)	$(769)	$37,480	$0	$21,346	$33,107

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(m)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$148	$0	$0	$0	$148
Variation margin receivable ^^	8	0	0	0	0	8
Unrealized appreciation on foreign currency contracts	0	37,716	0	0	0	37,716
Unrealized appreciation on swap agreements	25,115	0	8,686	0	0	33,801

	$25,123	$37,864	$8,686	$0	$0	$71,673

Liabilities:
Written options outstanding	$0	$58	$0	$0	$0	$58
Unrealized depreciation on foreign currency contracts	0	18,234	0	0	0	18,234
Unrealized depreciation on swap agreements	154	0	1	0	0	155

	$154	$18,292	$1	$0	$0	$18,447

See Accompanying Notes	Annual Report	March 31, 2010	69

Schedule of Investments Emerging Local Bond Fund (Cont.)	March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$41,647	$37	$(664)	$0	$0	$41,020
Net realized gain on foreign currency transactions	0	19,684	0	0	0	19,684

	$41,647	$19,721	$(664)	$0	$0	$60,704

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(106)	$0	$0	$0	$(106)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(15,308)	220	35,038	0	0	19,950
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	40,881	0	0	0	40,881

	$(15,308)	$40,995	$35,038	$0	$0	$60,725

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $229 as reported in the Notes to Schedule of Investments.

70	PIMCO Funds	See Accompanying Notes

Schedule of Investments Emerging Markets Bond Fund	March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BAHRAIN 0.6%

Bahrain Government International Bond
5.500% due 03/31/2020	$16,500	$16,434

Total Bahrain (Cost $16,142)		16,434

BARBADOS 0.0%

Columbus International, Inc.
11.500% due 11/20/2014	$1,200	1,320

Total Barbados (Cost $1,300)		1,320

BERMUDA 0.8%

Noble Group Ltd.
6.750% due 01/29/2020	$22,300	23,135

Total Bermuda (Cost $22,613)		23,135

BRAZIL 14.2%

CORPORATE BONDS & NOTES 6.0%

Banco do Brasil S.A.
4.500% due 01/22/2015	$5,400	5,532
6.000% due 01/22/2020	17,600	17,906

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	17,220	18,856
7.750% due 11/30/2015	2,000	2,305

CSN Islands IX Corp.
10.500% due 01/15/2015	850	1,046

CSN Islands VIII Corp.
9.750% due 12/16/2013	600	705

CSN Islands XI Corp.
6.875% due 09/21/2019	23,700	24,885

Fibria Overseas Finance Ltd.
9.250% due 10/30/2019	21,600	24,732

Gerdau Holdings, Inc.
7.000% due 01/20/2020	17,500	18,550

GTL Trade Finance, Inc.
7.250% due 10/20/2017	6,000	6,465

Petrobras International Finance Co.
5.750% due 01/20/2020	2,000	2,059
7.750% due 09/15/2014	4,200	4,892
7.875% due 03/15/2019	20,000	23,491

Usiminas Commercial Ltd.
7.250% due 01/18/2018	1,100	1,222

Vale Overseas Ltd.
6.875% due 11/21/2036	14,350	14,882
8.250% due 01/17/2034	1,755	2,067

		169,595

SOVEREIGN ISSUES 8.2%

Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018	2,300	2,450
6.500% due 06/10/2019	12,080	12,956

Brazil Government International Bond
5.875% due 01/15/2019	500	540
6.000% due 01/17/2017	31,594	34,485
7.875% due 03/07/2015	6,000	7,125
8.000% due 01/15/2018	23,936	28,017
8.250% due 01/20/2034	18,103	23,172
8.750% due 02/04/2025	17,175	22,757
8.875% due 10/14/2019	11,776	15,220
8.875% due 04/15/2024	17,225	22,823

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.500% due 07/14/2014		$874	$1,123
11.000% due 08/17/2040		17,092	22,963

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	8,020	4,393
10.000% due 01/01/2017		64,494	32,604

			230,628

Total Brazil (Cost $369,490)			400,223

CAYMAN ISLANDS 0.4%

Hutchison Whampoa International 09/19 Ltd.
5.750% due 09/11/2019		$8,700	9,064

Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		1,668	1,334

Total Cayman Islands (Cost $10,300)			10,398

CHILE 1.2%

AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,091

Banco Santander Chile
5.375% due 12/09/2014		3,000	3,158

Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		21,900	23,613

Chile Government International Bond
5.500% due 01/15/2013		100	110

CODELCO, Inc.
5.625% due 09/21/2035		2,700	2,614
6.150% due 10/24/2036		600	619
7.500% due 01/15/2019		1,680	2,012

Enersis S.A.
7.375% due 01/15/2014		420	465

Total Chile (Cost $31,739)			33,682

COLOMBIA 5.1%

Colombia Government International Bond
2.056% due 11/16/2015		$7,800	7,917
3.807% due 03/17/2013		9,458	9,529
7.375% due 01/27/2017		37,775	43,630
7.375% due 03/18/2019		7,800	9,009
7.375% due 09/18/2037		11,905	13,393
8.125% due 05/21/2024		3,900	4,700
8.250% due 12/22/2014		4,495	5,349
9.850% due 06/28/2027	COP	600,000	368
10.375% due 01/28/2033		$1,850	2,650
11.750% due 02/25/2020		3,047	4,479
12.000% due 10/22/2015	COP	25,375,000	16,133

Ecopetrol S.A.
7.625% due 07/23/2019		$25,340	28,254

TGI International Ltd.
9.500% due 10/03/2017		100	112

Total Colombia (Cost $135,395)			145,523

EGYPT 0.3%

Petroleum Export II Ltd.
6.340% due 06/20/2011		$6,077	6,001

Petroleum Export Ltd.
4.623% due 06/15/2010		172	171
4.633% due 06/15/2010		28	28
5.265% due 06/15/2011		3,450	3,417

Total Egypt (Cost $9,666)			9,617

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EL SALVADOR 0.5%

AES El Salvador Trust
6.750% due 02/01/2016	$10,260	$9,797

El Salvador Government International Bond
7.375% due 12/01/2019	3,400	3,723

Total El Salvador (Cost $13,759)		13,520

GUATEMALA 0.2%

Guatemala Government Bond
9.250% due 08/01/2013	$2,000	2,330
10.250% due 11/08/2011	3,071	3,455

Total Guatemala (Cost $5,536)		5,785

INDIA 0.1%

NTPC Ltd.
5.875% due 03/02/2016	$1,900	1,972

Total India (Cost $1,858)		1,972

INDONESIA 7.3%

Adaro Indonesia PT
7.625% due 10/22/2019	$5,100	5,323

Empire Capital Resources Pte. Ltd.
5.001% due 12/28/2010	13,700	13,459

Indonesia Government International Bond
5.875% due 03/13/2020	21,500	22,414
6.625% due 02/17/2037	3,530	3,613
6.750% due 03/10/2014	200	221
6.875% due 03/09/2017	36,960	41,482
6.875% due 01/17/2018	14,600	16,279
7.500% due 01/15/2016	100	115
7.750% due 01/17/2038	5,275	6,172
8.500% due 10/12/2035	3,400	4,267
10.375% due 05/04/2014	6,300	7,859
11.625% due 03/04/2019	33,965	48,995

Majapahit Holding BV
7.250% due 10/17/2011	9,905	10,536
7.750% due 10/17/2016	700	764
7.750% due 01/20/2020	2,300	2,507
7.875% due 06/29/2037	20,900	21,736

Total Indonesia (Cost $189,472)		205,742

ISRAEL 0.0%

Israel Government AID Bond
5.500% due 04/26/2024	$100	109

Total Israel (Cost $110)		109

KAZAKHSTAN 1.1%

Intergas Finance BV
6.375% due 05/14/2017	$7,425	7,685
6.875% due 11/04/2011	825	870

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	20,575	21,954

Total Kazakhstan (Cost $28,619)		30,509

MALAYSIA 0.8%

Petroliam Nasional Bhd.
7.625% due 10/15/2026	$14,550	17,407

See Accompanying Notes	Annual Report	March 31, 2010	71

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.750% due 08/15/2015		$1,690	$1,988

Petronas Capital Ltd.
7.875% due 05/22/2022		3,000	3,653

Total Malaysia (Cost $22,609)			23,048

MEXICO 11.3%

CORPORATE BONDS & NOTES 7.0%

America Movil SAB de C.V.
5.000% due 10/16/2019		100	99
8.460% due 12/18/2036	MXN	10,900	756

Axtel SAB de C.V.
9.000% due 09/22/2019		$7,275	7,457

C8 Capital SPV Ltd.
6.640% due 12/29/2049		5,950	4,148

C10 Capital SPV Ltd.
6.722% due 12/31/2049		1,000	712

Cemex Finance LLC
9.500% due 12/14/2016		11,000	11,440

Corp. GEO SAB de C.V.
8.875% due 09/25/2014		12,000	12,930

Desarrolladora Homex SAB de C.V.
9.500% due 12/11/2019		5,500	5,844

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		1,775	1,447

Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	1,012

Pemex Finance Ltd.
9.030% due 02/15/2011		7,232	7,429

Pemex Project Funding Master Trust
5.750% due 03/01/2018		12,960	13,402
6.625% due 06/15/2035		19,875	19,607
6.625% due 06/15/2038		200	195
9.125% due 10/13/2010		110	116

Petroleos Mexicanos
4.875% due 03/15/2015		27,034	27,899
8.000% due 05/03/2019		60,700	71,474

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	10,000	789

Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016		$3,100	3,302
9.500% due 01/21/2020		8,300	9,026

			199,084

SOVEREIGN ISSUES 4.3%

Mexico Government International Bond
5.500% due 02/17/2020	EUR	4,900	7,214
5.625% due 01/15/2017		$1,700	1,827
5.950% due 03/19/2019		35,800	38,843
6.750% due 09/27/2034		31,384	34,679
7.500% due 04/08/2033		24,094	28,853
7.750% due 12/14/2017	MXN	88,992	7,349
8.300% due 08/15/2031		$2,360	3,044

			121,809

Total Mexico (Cost $293,297)			320,893

NETHERLANDS 0.0%

AES Dominicana Energia Finance S.A.
11.000% due 12/13/2015		$1,000	1,050

Total Netherlands (Cost $1,013)			1,050

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PANAMA 5.4%

AES Panama S.A.
6.350% due 12/21/2016	$9,030	$9,129

Panama Government International Bond
6.700% due 01/26/2036	4,313	4,604
7.125% due 01/29/2026	22,425	25,397
7.250% due 03/15/2015	54,307	62,317
9.375% due 07/23/2012	310	361
9.375% due 04/01/2029	37,473	51,057

Total Panama (Cost $140,262)		152,865

PERU 2.0%

Interoceanica IV Finance Ltd.
0.000% due 11/30/2018	$8,719	6,666

Peru Government International Bond
6.550% due 03/14/2037	4,147	4,458
7.350% due 07/21/2025	12,700	14,795
8.375% due 05/03/2016	19,466	23,778
8.750% due 11/21/2033	4,795	6,377

Total Peru (Cost $50,618)		56,074

PHILIPPINES 4.8%

Philippines Government International Bond
6.375% due 10/23/2034	$700	690
6.500% due 01/20/2020	42,200	45,682
7.750% due 01/14/2031	22,150	25,472
8.250% due 01/15/2014	600	706
8.375% due 02/15/2011	3,800	4,061
8.375% due 06/17/2019	17,830	21,842
8.875% due 03/17/2015	6,800	8,415
9.875% due 01/15/2019	6,120	8,063
10.625% due 03/16/2025	14,000	20,125

Total Philippines (Cost $125,662)		135,056

POLAND 1.1%

CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016	$5,500	5,830

Poland Government International Bond
6.375% due 07/15/2019	22,190	24,421

Total Poland (Cost $27,661)		30,251

QATAR 1.8%

Nakilat, Inc.
6.067% due 12/31/2033	$1,400	1,278

Qatar Government International Bond
4.000% due 01/20/2015	3,900	3,992
5.250% due 01/20/2020	7,900	8,240
6.400% due 01/20/2040	4,600	4,830
6.550% due 04/09/2019	9,500	10,806

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	16,350	16,808

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016	1,000	1,069
5.838% due 09/30/2027	895	870
6.332% due 09/30/2027	3,250	3,353

Total Qatar (Cost $49,272)		51,246

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RUSSIA 18.3%

CORPORATE BONDS & NOTES 11.5%

Gaz Capital S.A.
6.212% due 11/22/2016		$21,790	$22,579
6.510% due 03/07/2022		37,300	36,898
7.288% due 08/16/2037		5,775	5,808
8.146% due 04/11/2018 (d)		1,200	1,356
8.625% due 04/28/2034		700	816
9.250% due 04/23/2019		3,750	4,453

Gazprom International S.A.
7.201% due 02/01/2020		18,881	20,098

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		23,120	26,590

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		20,160	21,015
7.175% due 05/16/2013		6,500	7,070
9.000% due 06/11/2014		36,150	41,883

TNK-BP Finance S.A.
6.125% due 03/20/2012		3,900	4,080
6.625% due 03/20/2017		33,450	34,532
6.875% due 07/18/2011		4,000	4,180
7.500% due 03/13/2013		1,600	1,750
7.500% due 07/18/2016		13,850	15,184
7.875% due 03/13/2018		1,700	1,874

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		15,900	16,695
6.103% due 06/27/2012		9,700	10,293
7.700% due 08/07/2013		500	556
8.700% due 08/07/2018		23,600	28,373

VTB Capital S.A.
6.609% due 10/31/2012		8,000	8,420
6.875% due 05/29/2018		100	105
7.500% due 10/12/2011		3,000	3,195

White Nights Finance BV for Gazprom
10.500% due 03/25/2014		5,900	7,027

			324,830

SOVEREIGN ISSUES 6.8%

Russia Government International Bond
7.500% due 03/31/2030		147,308	170,165
12.750% due 06/24/2028		13,275	23,631

			193,796

Total Russia (Cost $473,309)			518,626

SINGAPORE 0.5%

Temasek Financial I Ltd.
4.300% due 10/25/2019		$10,100	10,035
5.375% due 11/23/2039		4,000	3,906

Total Singapore (Cost $14,040)			13,941

SOUTH AFRICA 1.9%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	17,409
5.875% due 05/30/2022		$1,690	1,735
6.500% due 06/02/2014		7,530	8,330
6.875% due 05/27/2019		17,900	20,071
7.375% due 04/25/2012		5,580	6,145

Total South Africa (Cost $47,117)			53,690

72	PIMCO Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 1.0%

Export-Import Bank of Korea
5.875% due 01/14/2015		$4,800	$5,185
8.125% due 01/21/2014		3,200	3,715

Korea Development Bank
5.300% due 01/17/2013		2,800	2,976
8.000% due 01/23/2014		10,600	12,234

Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		4,100	4,497

Total South Korea (Cost $27,805)			28,607

TRINIDAD AND TOBAGO 0.7%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$13,190	12,464
9.750% due 08/14/2019		5,480	6,261

Total Trinidad And Tobago (Cost $18,864)			18,725

TUNISIA 1.1%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	7,100	9,374
4.750% due 04/07/2011		450	631
7.375% due 04/25/2012		$16,022	17,724
8.250% due 09/19/2027		1,680	2,062

Total Tunisia (Cost $27,130)			29,791

TURKEY 2.0%

Turkey Government International Bond
6.750% due 04/03/2018		$2,143	2,349
6.750% due 05/30/2040		36,000	35,550
6.875% due 03/17/2036		3,300	3,349
7.250% due 03/15/2015		1,285	1,451
7.375% due 02/05/2025		5,443	6,090
7.500% due 11/07/2019		6,467	7,364
9.000% due 06/30/2011		1,600	1,740

Total Turkey (Cost $57,329)			57,893

UNITED ARAB EMIRATES 0.2%

DP World Ltd.
6.850% due 07/02/2037		$8,000	6,810

Total United Arab Emirates (Cost $6,620)			6,810

UNITED KINGDOM 0.3%

Barclays Bank PLC
10.179% due 06/12/2021		$2,040	2,667

HBOS PLC
6.750% due 05/21/2018		7,500	6,902

Total United Kingdom (Cost $9,518)			9,569

UNITED STATES 4.5%

ASSET-BACKED SECURITIES 0.0%

Morgan Stanley Mortgage Loan Trust
0.589% due 04/25/2037		$715	278
5.726% due 10/25/2036		488	268
6.000% due 07/25/2047		367	265

Securitized Asset-Backed Receivables LLC Trust
0.359% due 05/25/2037		191	133

			944

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

Petroleum Export III Ltd.
3.757% due 04/08/2013		$17,696	$17,565

Republic of Indonesia
1.188% due 12/14/2019		4,512	3,903

			21,468

CORPORATE BONDS & NOTES 1.5%

American International Group, Inc.
0.361% due 10/18/2011		10,000	9,580
4.950% due 03/20/2012		500	510
5.000% due 06/26/2017	EUR	700	859
5.750% due 03/15/2067	GBP	1,300	1,302
5.850% due 01/16/2018		$900	837
6.250% due 05/01/2036		3,200	2,799
8.175% due 05/15/2068		15,400	13,129
8.250% due 08/15/2018		1,700	1,787
8.625% due 05/22/2068	GBP	200	251

Citigroup Capital XXI
8.300% due 12/21/2077		$8,960	9,117

Pemex Project Funding Master Trust
0.852% due 12/03/2012		1,200	1,194
1.557% due 06/15/2010		2,300	2,300

			43,665

MORTGAGE-BACKED SECURITIES 1.3%

Adjustable Rate Mortgage Trust
5.343% due 11/25/2035		647	489

American Home Mortgage Assets
0.419% due 09/25/2046		518	274

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		2,220	2,111

Banc of America Funding Corp.
5.321% due 11/20/2035		606	400
5.888% due 04/25/2037		700	443

Bear Stearns Adjustable Rate Mortgage Trust
4.994% due 01/25/2035		92	77
5.726% due 02/25/2036		399	264

Chase Mortgage Finance Corp.
5.424% due 03/25/2037		670	560

Citigroup Mortgage Loan Trust, Inc.
3.075% due 03/25/2034		131	128
4.098% due 08/25/2035		1,855	1,642
5.629% due 07/25/2046		497	355

Countrywide Alternative Loan Trust
0.399% due 01/25/2037		600	308
0.409% due 02/20/2047		1,349	677
0.409% due 05/25/2047		3,729	1,961
0.479% due 09/25/2046		700	73
1.471% due 02/25/2036		767	420
5.750% due 03/25/2037		500	313
6.250% due 11/25/2036		472	307

Countrywide Home Loan Mortgage Pass-Through Trust
0.459% due 05/25/2035		285	166
0.579% due 02/25/2036		438	86
5.265% due 02/25/2047		441	262
5.380% due 03/25/2037		418	239
5.531% due 04/20/2036		424	288
5.981% due 09/25/2047		280	200

Credit Suisse First Boston Mortgage Securities Corp.
3.001% due 06/25/2033		1,199	1,024

Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037		495	274

CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		583	377
6.172% due 06/25/2036		770	412

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Deutsche ALT-A Securities, Inc.
0.299% due 01/25/2047	$204	$199
0.309% due 02/25/2037	162	159
5.000% due 10/25/2018	439	428
5.500% due 12/25/2035	700	457
5.505% due 10/25/2035	443	311
5.869% due 10/25/2036	488	272
5.886% due 10/25/2036	488	264
6.300% due 07/25/2036	663	352

Harborview Mortgage Loan Trust
0.469% due 03/19/2036	6,394	3,562
5.826% due 08/19/2036	232	149

Homebanc Mortgage Trust
5.837% due 04/25/2037	600	319

Impac Secured Assets CMN Owner Trust
0.309% due 01/25/2037	175	171

Indymac INDA Mortgage Loan Trust
5.849% due 08/25/2036	600	388

Indymac Index Mortgage Loan Trust
0.529% due 06/25/2037	404	150
5.281% due 10/25/2035	484	367
5.683% due 06/25/2036	600	438

JPMorgan Mortgage Trust
4.857% due 04/25/2035	383	367
5.366% due 08/25/2035	600	526
5.404% due 11/25/2035	637	568

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	630	611

Luminent Mortgage Trust
0.399% due 12/25/2036	833	442
0.409% due 12/25/2036	379	187
0.429% due 10/25/2046	291	164

MASTR Alternative Loans Trust
0.629% due 03/25/2036	271	104

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	600	567

Merrill Lynch Mortgage Investors, Inc.
0.439% due 02/25/2036	4,224	3,049

Merrill Lynch Mortgage-Backed Securities Trust
5.784% due 04/25/2037	536	400

Morgan Stanley Capital I
5.880% due 06/11/2049	400	396

Morgan Stanley Mortgage Loan Trust
5.352% due 06/25/2036	192	166

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	500	403

Residential Accredit Loans, Inc.
0.479% due 08/25/2037	478	252
0.499% due 05/25/2046	1,000	100
0.529% due 08/25/2035	365	210
0.629% due 10/25/2045	383	207

Residential Asset Securitization Trust
0.629% due 01/25/2046	648	292

Sequoia Mortgage Trust
3.132% due 01/20/2047	235	175

Structured Adjustable Rate Mortgage Loan Trust
5.233% due 05/25/2036	1,200	767
5.347% due 11/25/2035	432	282
5.369% due 09/25/2036	600	321
6.000% due 10/25/2037	424	214

Structured Asset Mortgage Investments, Inc.
0.449% due 05/25/2046	526	261

TBW Mortgage-Backed Pass-Through Certificates
0.339% due 01/25/2037	865	770
5.970% due 09/25/2036	590	313

See Accompanying Notes	Annual Report	March 31, 2010	73

Schedule of Investments Emerging Markets Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Mortgage Pass-Through Certificates
1.211% due 01/25/2047	$834	$441
2.784% due 03/25/2034	455	422
3.078% due 01/25/2047	298	177
5.266% due 01/25/2037	513	381
5.448% due 04/25/2037	348	236
5.558% due 12/25/2036	1,032	723
5.562% due 12/25/2036	325	234
5.638% due 05/25/2037	834	557
5.921% due 09/25/2036	532	417

		37,818

U.S. GOVERNMENT AGENCIES 0.1%

Federal Home Loan Bank
4.125% due 12/13/2019	100	99

Freddie Mac
0.109% due 02/01/2011	1,107	1,107
0.179% due 08/05/2011	169	169
0.311% due 04/01/2011	410	410

		1,785

U.S. TREASURY OBLIGATIONS 0.8%

U.S. Treasury Bonds
4.500% due 08/15/2039 (e)	1,851	1,788

U.S. Treasury Notes
0.875% due 02/29/2012	3,000	2,995
2.250% due 05/31/2014	6	6
3.125% due 10/31/2016	6,600	6,577
3.375% due 11/15/2019 (c)(e)	10,500	10,135

		21,501

Total United States (Cost $131,621)		127,181

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
URUGUAY 2.0%

Uruguay Government International Bond
5.000% due 09/14/2018	UYU	65,027	3,564
6.875% due 01/19/2016	EUR	6,500	9,350
6.875% due 09/28/2025		$8,000	8,720
7.625% due 03/21/2036		200	227
7.875% due 01/15/2033		1,000	1,165
8.000% due 11/18/2022		22,498	26,885
9.250% due 05/17/2017		5,000	6,437

Total Uruguay (Cost $51,670)			56,348

VIETNAM 0.2%

Vietnam Government International Bond
4.000% due 03/12/2028		$5,000	4,571

Total Vietnam (Cost $4,312)			4,571

SHORT-TERM INSTRUMENTS 6.9%

REPURCHASE AGREEMENTS 0.3%

Barclays Capital, Inc.
0.030% due 04/01/2010		$3,000	$3,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $3,072. Repurchase proceeds are $3,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2010		5,320	5,320
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $5,430. Repurchase proceeds are $5,320.)

			8,320

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
0.194% due 08/26/2010 - 09/09/2010 (a)(c)(e)	$1,461	$1,460

PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 6.5%
18,524,901	185,490

Total Short-Term Instruments (Cost $195,269)	195,270

PURCHASED OPTIONS (g) 0.0%
(Cost $829)	500

Total Investments 98.6% (Cost $2,611,826)	$2,789,974

Written Options (h) (0.1%) (Premiums $7,620)	(2,373)

Other Assets and Liabilities (Net) 1.5%	41,851

Net Assets 100.0%	$2,829,452

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Affiliated to the Fund.
(c)	Securities with an aggregate market value of $1,930 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(d)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $149,145 at a weighted average interest rate of 0.324%. On March 31, 2010, securities valued at $1,356 were pledged as collateral for reverse repurchase agreements.
(e)	Securities with an aggregate market value of $4,048 has been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	3,745	$10,687
U.S. Treasury 10-Year Note June Futures	Long	06/2010	901	(124)

				$10,563

(f)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	CSFB	2.066%	03/20/2013	2.008%	$16,000	$35	$0	$35
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.756%	6,500	64	0	64
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.756%	8,000	80	0	80
Brazil Government International Bond	DUB	1.400%	05/20/2010	0.560%	11,450	72	0	72
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.559%	3,700	13	14	(1)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.559%	1,000	3	3	0
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.559%	1,700	6	7	(1)

74	PIMCO Funds	See Accompanying Notes

March 31, 2010

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.247%	$300	$(3)	$(3)	$0
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.543%	1,300	(55)	(49)	(6)
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.559%	10,000	35	39	(4)
Brazil Government International Bond	UBS	1.030%	07/20/2017	1.436%	3,875	(92)	0	(92)
Colombia Government International Bond	BCLY	0.780%	07/20/2012	1.054%	4,500	(21)	0	(21)
Colombia Government International Bond	BCLY	0.790%	07/20/2012	1.054%	2,000	(9)	0	(9)
Colombia Government International Bond	DUB	2.150%	05/20/2010	0.678%	11,970	119	0	119
Colombia Government International Bond	GSC	1.000%	12/20/2014	1.444%	7,500	(145)	(150)	5
Colombia Government International Bond	HSBC	1.000%	12/20/2014	1.444%	7,500	(145)	(150)	5
Colombia Government International Bond	JPM	1.060%	01/20/2012	0.974%	5,000	18	0	18
Colombia Government International Bond	MSC	1.640%	08/20/2011	0.878%	6,200	76	0	76
Colombia Government International Bond	MSC	1.000%	12/20/2014	1.444%	12,600	(243)	(246)	3
Colombia Government International Bond	UBS	1.070%	01/20/2012	0.974%	3,000	12	0	12
Emirate of Abu Dhabi	CITI	1.000%	12/20/2014	1.083%	600	(2)	(15)	13
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2014	1.083%	800	(3)	(21)	18
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.533%	2,200	11	2	9
Emirate of Abu Dhabi	GSC	1.000%	12/20/2014	1.083%	800	(3)	(26)	23
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	1.083%	300	(1)	(10)	9
Indonesia Government International Bond	CITI	2.290%	12/20/2016	1.737%	1,300	43	0	43
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.494%	10,400	(232)	(434)	202
Korea Government Bond	BCLY	1.000%	03/20/2011	0.423%	1,200	7	7	0
Korea Government Bond	CITI	1.000%	03/20/2011	0.423%	1,600	9	9	0
Korea Government Bond	GSC	1.000%	03/20/2011	0.423%	3,600	21	17	4
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.523%	1,600	6	4	2
Mexico Government International Bond	BCLY	1.000%	12/20/2014	1.106%	23,000	(102)	(667)	565
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.139%	3,400	(21)	(52)	31
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.523%	1,200	5	3	2
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.523%	3,700	14	9	5
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.523%	5,000	19	13	6
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.583%	2,100	9	7	2
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.523%	6,100	23	16	7
Mexico Government International Bond	JPM	1.000%	12/20/2014	1.106%	5,000	(22)	(84)	62
Mexico Government International Bond	MLP	2.100%	05/20/2010	0.523%	80	1	0	1
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.583%	700	3	2	1
Mexico Government International Bond	MSC	1.000%	12/20/2014	1.106%	10,000	(44)	(299)	255
Mexico Government International Bond	MSC	1.000%	03/20/2015	1.139%	1,700	(11)	(25)	14
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.583%	1,500	7	3	4
Mexico Government International Bond	UBS	1.000%	03/20/2015	1.139%	30,000	(186)	(358)	172
Peru Government International Bond	BCLY	1.920%	03/20/2013	0.964%	5,000	141	0	141
Peru Government International Bond	MSC	1.220%	10/20/2011	0.756%	6,350	81	0	81
Peru Government International Bond	MSC	1.960%	10/20/2016	1.374%	3,000	129	0	129
Philippines Government International Bond	BCLY	1.000%	03/20/2015	1.588%	20,000	(531)	(577)	46
Philippines Government International Bond	BOA	1.000%	03/20/2015	1.588%	7,000	(186)	(201)	15
Philippines Government International Bond	CITI	2.730%	03/20/2018	1.833%	9,800	586	0	586
Philippines Government International Bond	DUB	1.000%	03/20/2015	1.588%	10,000	(265)	(301)	36
Philippines Government International Bond	JPM	1.000%	03/20/2015	1.588%	20,000	(531)	(612)	81
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.801%	6,200	253	0	253
Philippines Government International Bond	UBS	1.000%	03/20/2015	1.588%	28,000	(743)	(859)	116
Qatar Government International Bond	UBS	1.000%	12/20/2014	0.817%	2,000	17	(28)	45
RSHB Capital S.A.	BCLY	1.000%	09/20/2010	1.513%	24,300	(53)	(50)	(3)
RSHB Capital S.A.	CSFB	1.870%	10/20/2012	1.752%	6,900	79	0	79
RSHB Capital S.A.	GSC	1.380%	10/20/2011	1.621%	5,000	13	0	13
RSHB Capital S.A.	MSC	2.000%	10/20/2012	1.752%	13,000	198	0	198
Russia Government International Bond	CITI	1.000%	12/20/2010	0.552%	350	1	0	1
Russia Government International Bond	DUB	1.000%	12/20/2010	0.552%	2,700	10	1	9
Russia Government International Bond	GSC	1.000%	12/20/2010	0.552%	6,900	24	7	17
Turkey Government International Bond	UBS	1.000%	03/20/2015	1.718%	18,500	(602)	(623)	21
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.553%	12,000	(83)	0	(83)
VTB Capital S.A.	GSC	1.000%	12/20/2010	1.223%	8,100	(11)	(100)	89

						$(2,102)	$(5,777)	$3,675

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	Annual Report	March 31, 2010	75

Schedule of Investments Emerging Markets Bond Fund (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	BCLY	BRL	36,000	$179	$0	$179
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		4,000	20	5	15
Pay	1-Year BRL-CDI	11.140%	01/02/2012	JPM		60,600	302	76	226
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		176,900	882	239	643
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		133,200	1,388	557	831
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		152,400	1,588	730	858
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		114,300	1,192	609	583
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		127,000	(8)	(49)	41
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		205,600	69	7	62
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		166,400	85	36	49
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC	MXN	162,700	132	(12)	144
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		172,000	146	0	146
Pay	28-Day MXN TIIE	7.640%	03/01/2017	HSBC		165,000	110	19	91
Pay	28-Day MXN TIIE	7.640%	03/01/2017	JPM		550,000	366	83	283
Pay	28-Day MXN TIIE	8.660%	01/31/2019	CITI		29,800	151	149	2
Pay	28-Day MXN TIIE	7.780%	04/09/2019	DUB		58,900	10	44	(34)

							$6,612	$2,493	$4,119

(g)	Purchased options outstanding on March 31, 2010:

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC USD versus KRW	$ 1,110.000	12/07/2010	$26,825	$829	$500

(h)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$119.000	04/23/2010	35	$10	$1
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	35	9	5

				$19	$6

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$16,000	$231	$0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	16,000	121	5
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	15,500	95	46
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	15,500	38	38
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	29,000	304	0
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	14,700	66	38
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	14,700	110	80
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	45,900	252	179
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	45,900	264	294
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	6,700	95	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	56,900	171	24
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	71,100	140	23
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	1,900	12	6
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	1,900	8	5
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	29,400	101	77
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	29,400	184	159
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	12,800	161	0
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	22,000	179	7
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	29,400	374	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	29,400	254	10
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	16,700	42	42
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	16,700	100	100
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	8,200	51	32
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	8,200	68	52
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	26,400	223	9
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	7,800	37	23
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	7,800	20	19
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	3,700	25	14
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	3,700	30	24

76	PIMCO Funds	See Accompanying Notes

March 31, 2010

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$15,100	$189	$0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	22,800	93	60
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	22,800	107	123
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	192,300	1,522	16
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	15,100	149	4
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	63,500	493	430

							$6,309	$1,939

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	04/20/2010	$27,200	$213	$4
Call - OTC USD versus JPY		94.000	04/20/2010	27,200	145	228
Call - OTC USD versus KRW	KRW	1,275.000	12/07/2010	26,825	934	196

					$1,292	$428

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	1,982	$219,500	$3,304
Sales	1,170	1,378,425	10,735
Closing Buys	(1,100)	(386,900)	(3,201)
Expirations	(1,982)	(194,900)	(3,218)
Exercised	0	0	0

Balance at 03/31/2010	70	$1,016,125	$7,620

(i)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	456	04/2010	GSC	$0	$(4)	$(4)
Sell		456	04/2010	HSBC	0	(1)	(1)
Sell		13,604	06/2010	GSC	41	0	41
Buy		456	06/2010	HSBC	1	0	1
Sell		27,924	06/2010	HSBC	85	0	85
Sell		13,950	06/2010	JPM	49	0	49
Sell		13,953	06/2010	RBS	48	0	48
Buy	CNY	147,541	06/2010	BCLY	0	(60)	(60)
Sell		60,340	06/2010	BOA	59	0	59
Buy		59,514	06/2010	CITI	0	(10)	(10)
Buy		25,581	06/2010	DUB	0	(15)	(15)
Buy		184,965	06/2010	HSBC	0	(78)	(78)
Sell		107,687	06/2010	MSC	107	0	107
Buy		59,300	01/2011	BOA	0	(81)	(81)
Buy		105,838	01/2011	MSC	0	(146)	(146)
Sell	COP	32,025,818	07/2010	DUB	0	(496)	(496)
Sell	EUR	5,612	04/2010	BCLY	0	(80)	(80)
Sell		4,008	04/2010	CITI	94	0	94
Sell		40,671	04/2010	JPM	406	(192)	214
Sell		9,410	04/2010	MSC	50	0	50
Sell		9,400	04/2010	RBC	101	0	101
Sell	HUF	5,247,959	07/2010	GSC	1,080	0	1,080
Buy	KRW	1,967,000	07/2010	BCLY	71	0	71
Sell		9,113,131	07/2010	CITI	0	(62)	(62)
Buy		3,903,390	07/2010	DUB	145	0	145
Buy		3,242,741	07/2010	MSC	112	0	112
Buy		7,761,864	08/2010	MSC	230	0	230
Buy		13,720,703	11/2010	BCLY	171	0	171
Buy		592,735	11/2010	BOA	18	0	18
Buy		13,429,450	11/2010	CITI	143	0	143
Buy		10,803,340	11/2010	DUB	74	0	74
Buy		246,330	11/2010	GSC	6	0	6
Buy		1,850,120	11/2010	JPM	15	(2)	13
Buy		920,880	11/2010	MSC	8	0	8
Buy	MXN	984	04/2010	CITI	1	0	1
Buy		3,923	04/2010	DUB	17	0	17

See Accompanying Notes	Annual Report	March 31, 2010	77

Schedule of Investments Emerging Markets Bond Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	MXN	984	04/2010	DUB	$0	$0	$0
Buy		1,506	04/2010	GSC	5	0	5
Buy		28,742	04/2010	HSBC	150	0	150
Sell		448,652	04/2010	HSBC	0	(289)	(289)
Buy		7,082	04/2010	JPM	43	0	43
Buy		37,210	04/2010	RBS	231	0	231
Buy		370,188	04/2010	UBS	2,570	0	2,570
Buy		984	09/2010	DUB	0	0	0
Buy		1,408	09/2010	GSC	2	0	2
Buy		576,672	09/2010	HSBC	435	0	435
Buy	PHP	339,102	08/2010	BCLY	117	0	117
Buy		315,050	08/2010	GSC	137	0	137
Buy	PLN	37,347	08/2010	HSBC	284	0	284
Buy		41,857	08/2010	MSC	217	0	217
Buy	SGD	3,840	09/2010	BCLY	1	0	1
Buy		2,854	09/2010	CITI	11	0	11
Buy		2,458	09/2010	GSC	9	0	9

					$7,344	$(1,516)	$5,828

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Brazil	$0	$400,223	$0	$400,223
Chile	0	33,682	0	33,682
Colombia	0	145,523	0	145,523
Indonesia	0	192,283	13,459	205,742
Mexico	0	320,893	0	320,893
Panama	0	152,865	0	152,865
Peru	0	49,408	6,666	56,074
Philippines	0	135,056	0	135,056
Qatar	0	51,246	0	51,246
Russia	0	518,626	0	518,626
South Africa	0	53,690	0	53,690
Turkey	0	57,893	0	57,893
United States	0	109,616	17,565	127,181
Uruguay	0	56,348	0	56,348
Short-Term Instruments	185,490	9,780	0	195,270
Other Investments +++	0	278,328	1,334	279,662

Investments, at value	$185,490	$2,565,460	$39,024	$2,789,974
Financial Derivative Instruments ++++	$10,563	$11,249	$0	$21,812

Totals	$196,053	$2,576,709	$39,024	$2,811,786

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Indonesia	$0	$13,495	$21	$0	$(57)	$0	$13,459	$(57)
Peru	0	6,374	98	73	121	0	6,666	121
United States	0	17,696	0	0	(131)	0	17,565	(131)
Uruguay	2,449	(795)	(30)	(165)	2,105	(3,564)	0	0
Other Investments +++	0	1,227	24	17	66	0	1,334	66

Investments, at value	$2,449	$37,997	$113	$(75)	$2,104	$(3,564)	$39,024	$(1)
Financial Derivative Instruments ++++	$126	$0	$0	$0	$457	$(583)	$0	$0

Totals	$2,575	$37,997	$113	$(75)	$2,561	$(4,147)	$39,024	$(1)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.

78	PIMCO Funds	See Accompanying Notes

March 31, 2010

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(k)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$500	$0	$0	$0	$500
Variation margin receivable ^^	703	0	0	0	0	703
Unrealized appreciation on foreign currency contracts	0	7,344	0	0	0	7,344
Unrealized appreciation on swap agreements	4,153	0	3,895	0	0	8,048

	$4,856	$7,844	$3,895	$0	$0	$16,595

Liabilities:
Written options outstanding	$1,945	$428	$0	$0	$0	$2,373
Unrealized depreciation on foreign currency contracts	0	1,516	0	0	0	1,516
Unrealized depreciation on swap agreements	34	0	220	0	0	254

	$1,979	$1,944	$220	$0	$0	$4,143

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$20,413	$0	$(7,272)	$0	$0	$13,141
Net realized (loss) on foreign currency transactions	0	(9,541)	0	0	0	(9,541)

	$20,413	$(9,541)	$(7,272)	$0	$0	$3,600

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(329)	$0	$0	$0	$(329)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(3,402)	865	80,515	0	0	77,978
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	3,171	0	0	0	3,171

	$(3,402)	$3,707	$80,515	$0	$0	$80,820

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $10,563 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2010	79

Schedule of Investments  Floating Income Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 3.1%

Bausch & Lomb, Inc.
3.501% due 04/26/2015	$1,938	$1,898

Cooper-Standard Automotive, Inc.
2.252% due 12/23/2024 (a)	235	234
4.250% due 12/23/2024 (a)	79	79
4.750% due 12/23/2011 (a)	705	703
4.750% due 02/28/2024 (a)	560	558

CSC Holdings LLC
1.980% due 03/29/2016	1,910	1,911

FCI Connectors
2.728% due 11/02/2012	292	276
2.728% due 03/09/2013	309	293

Freescale Semiconductor, Inc.
12.500% due 12/15/2014	582	601

Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2014 (a)	1,734	1,440

Idearc, Inc.
11.000% due 12/31/2015	360	339

Ineos Group Holdings PLC
7.501% due 10/07/2013	1,096	1,077
8.001% due 10/07/2014	1,096	1,077

Intelsat Ltd.
2.728% due 07/03/2012	416	408

International Lease Finance Corp.
10.000% due 02/23/2015	1,200	1,231
10.000% due 03/17/2016	800	811

Nielsen Finance LLC
2.229% due 08/09/2013	283	272
3.979% due 05/01/2016	601	592

Renal Advantage, Inc.
2.746% due 10/06/2012	193	187
2.757% due 10/06/2012	1,555	1,508

RH Donnelley Corp.
9.250% due 10/24/2014	1,385	1,360

Texas Competitive Electric Holdings Co. LLC
3.729% due 10/10/2014	2,022	1,647
3.751% due 10/10/2014	16	13

Total Bank Loan Obligations (Cost $20,363)		18,515

CORPORATE BONDS & NOTES 56.9%

BANKING & FINANCE 25.5%

AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	1,000	1,015

American Express Co.
7.250% due 05/20/2014	3,000	3,403

American International Group, Inc.
5.850% due 01/16/2018	1,700	1,582
6.250% due 05/01/2036	700	612

Banco do Brasil S.A.
4.500% due 01/22/2015	300	307
6.000% due 01/22/2020	1,800	1,832

Bank of America Corp.
5.750% due 12/01/2017	1,150	1,181

Bank of Scotland PLC
4.880% due 04/15/2011	3,000	3,129

Barclays Bank PLC
5.000% due 09/22/2016	500	514
5.200% due 07/10/2014	1,000	1,069
5.926% due 09/29/2049	800	712
7.434% due 09/29/2049	2,900	2,900

CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016	300	318

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup, Inc.
0.382% due 03/16/2012	$1,550	$1,512
5.500% due 04/11/2013	4,800	5,047

Countrywide Financial Corp.
5.800% due 06/07/2012	1,000	1,064

Fibria Overseas Finance Ltd.
9.250% due 10/30/2019	2,100	2,405

Ford Motor Credit Co. LLC
3.001% due 01/13/2012	15,010	14,597
7.250% due 10/25/2011	100	103
7.800% due 06/01/2012	200	208
7.875% due 06/15/2010	200	202

Foundation Re II Ltd.
7.000% due 11/26/2010	3,700	3,669

GMAC, Inc.
6.625% due 05/15/2012	2,900	2,919
6.875% due 09/15/2011	3,600	3,651
6.875% due 08/28/2012	200	202

HBOS PLC
6.750% due 05/21/2018	2,500	2,300

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016	6,575	5,359

Intergas Finance BV
6.375% due 05/14/2017	4,000	4,140
6.875% due 11/04/2011	7,296	7,697

International Lease Finance Corp.
4.950% due 02/01/2011	400	400

JPMorgan Chase & Co.
4.650% due 06/01/2014	2,100	2,221

LBI Escrow Corp.
8.000% due 11/01/2017 (b)	1,000	1,039

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	900	212

Macquarie Bank Ltd.
3.300% due 07/17/2014	5,000	5,072

Merna Reinsurance Ltd.
0.901% due 06/30/2012	5,800	5,739

Merrill Lynch & Co., Inc.
5.450% due 02/05/2013	2,350	2,488
6.875% due 04/25/2018	600	648

Mystic Re Ltd.
10.252% due 06/07/2011	1,500	1,527

Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	600	606

Pearson Dollar Finance PLC
6.250% due 05/06/2018	1,000	1,071

Petroleum Export Ltd.
4.623% due 06/15/2010	389	387
5.265% due 06/15/2011	2,574	2,546

Petroleum Export II Ltd.
6.340% due 06/20/2011	1,702	1,681

Rabobank Nederland NV
11.000% due 06/29/2049	1,200	1,549

Residential Reinsurance 2007 Ltd.
6.252% due 06/07/2010	3,500	3,522

Royal Bank of Scotland Group PLC
2.625% due 05/11/2012	3,000	3,064

RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.125% due 01/14/2014	200	218

TNK-BP Finance S.A.
7.500% due 03/13/2013	6,900	7,509
7.500% due 07/18/2016	200	220

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	$400	$420
6.103% due 06/27/2012	5,500	5,836

UBS Preferred Funding Trust I
8.622% due 10/29/2049	8,250	8,170

VTB Capital S.A.
6.609% due 10/31/2012	3,500	3,684

Wachovia Corp.
0.379% due 04/23/2012	2,700	2,674

Wells Fargo Capital XIII
7.700% due 12/29/2049	10,200	10,583

White Nights Finance BV for Gazprom
10.500% due 03/25/2014	100	119

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010	5,360	5,460

		152,314

INDUSTRIALS 21.1%

Adaro Indonesia PT
7.625% due 10/22/2019	400	418

America Movil SAB de C.V.
5.750% due 01/15/2015	300	329

Anheuser-Busch Cos., Inc.
4.700% due 04/15/2012	400	423

AutoZone, Inc.
7.125% due 08/01/2018	2,000	2,271

Berry Plastics Corp.
4.132% due 09/15/2014	2,500	2,175
8.250% due 11/15/2015	500	506

Biomet, Inc.
10.000% due 10/15/2017	200	222
10.375% due 10/15/2017 (c)	2,700	2,984
11.625% due 10/15/2017	200	225

Charter Communications Operating LLC
8.000% due 04/30/2012 (a)	1,600	1,708

Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015	1,000	1,008
9.500% due 05/15/2016	1,100	1,182

CSC Holdings LLC
7.625% due 07/15/2018	100	105
8.625% due 02/15/2019	2,000	2,200

CSN Islands VIII Corp.
9.750% due 12/16/2013	1,500	1,762

CSN Islands IX Corp.
10.500% due 01/15/2015	200	246

CSN Islands XI Corp.
6.875% due 09/21/2019	200	210

DaVita, Inc.
6.625% due 03/15/2013	2,100	2,124

Delta Air Lines, Inc.
7.379% due 11/18/2011	1,862	1,862

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015	300	306
9.500% due 12/11/2019	300	319

Devon Energy Corp.
5.625% due 01/15/2014	800	876

DISH DBS Corp.
7.000% due 10/01/2013	1,900	1,986
7.875% due 09/01/2019	500	522

DP World Ltd.
6.850% due 07/02/2037	500	425

80	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	$170	$171

Ecopetrol S.A.
7.625% due 07/23/2019	700	780

El Paso Corp.
8.250% due 02/15/2016	1,100	1,180

Energy Transfer Partners LP
8.500% due 04/15/2014	1,800	2,096

FBG Finance Ltd.
5.125% due 06/15/2015	1,000	1,055

First Data Corp.
9.875% due 09/24/2015	1,350	1,171

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	1,150	1,253
8.375% due 04/01/2017	1,200	1,337

Georgia-Pacific LLC
8.250% due 05/01/2016	300	328

Gerdau Holdings, Inc.
7.000% due 01/20/2020	600	636

GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,400	1,508

Hanesbrands, Inc.
3.831% due 12/15/2014	2,100	2,016

HCA, Inc.
7.875% due 02/15/2020	1,500	1,574
8.500% due 04/15/2019	1,500	1,621
9.250% due 11/15/2016	1,300	1,385
9.625% due 11/15/2016 (c)	700	752
9.875% due 02/15/2017	800	876

Health Net, Inc.
6.375% due 06/01/2017	1,000	935

Hexion Finance Escrow LLC
8.875% due 02/01/2018	400	396

Humana, Inc.
6.300% due 08/01/2018	1,000	1,019

Hutchison Whampoa International 09/19 Ltd.
5.750% due 09/11/2019	600	625

Intelsat Subsidiary Holding Co. S.A.
8.500% due 01/15/2013	1,600	1,632

Macy's Retail Holdings, Inc.
7.450% due 07/15/2017	1,000	1,065

Masco Corp.
5.875% due 07/15/2012	2,000	2,092

MGM Mirage
13.000% due 11/15/2013	1,500	1,755

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	16,670	19,172

Nakilat, Inc.
6.067% due 12/31/2033	100	93

Newell Rubbermaid, Inc.
10.600% due 04/15/2019	1,000	1,321

Newfield Exploration Co.
6.875% due 02/01/2020	500	506

Noble Group Ltd.
6.750% due 01/29/2020	2,400	2,488

Northwest Airlines, Inc.
7.626% due 10/01/2011	1,220	1,226

OneBeacon U.S. Holdings, Inc.
5.875% due 05/15/2013	375	386

Oshkosh Corp.
8.250% due 03/01/2017	200	208
8.500% due 03/01/2020	100	104

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Owens-Brockway Glass Container, Inc.
8.250% due 05/15/2013	$100	$102

Pemex Project Funding Master Trust
0.852% due 12/03/2012	7,000	6,965
1.557% due 06/15/2010	8,500	8,511

Petrobras International Finance Co.
7.875% due 03/15/2019	1,170	1,374

Petroleos Mexicanos
8.000% due 05/03/2019	3,000	3,532

Rohm and Haas Co.
6.000% due 09/15/2017	3,000	3,191

Royal Caribbean Cruises Ltd.
8.750% due 02/02/2011	1,500	1,568

SandRidge Energy, Inc.
3.876% due 04/01/2014	4,775	4,381

Southern Co.
5.300% due 01/15/2012	1,900	2,021

Steel Dynamics, Inc.
7.375% due 11/01/2012	700	731

Teck Resources Ltd.
9.750% due 05/15/2014	900	1,071
10.250% due 05/15/2016	1,050	1,255
10.750% due 05/15/2019	1,000	1,230

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	1,143	1,223

Teva Pharmaceutical Finance Co. LLC
5.550% due 02/01/2016	1,000	1,096

United Airlines, Inc.
7.730% due 01/01/2012	35	36
9.750% due 01/15/2017	1,000	1,052

Urbi Desarrollos Urbanos SAB de C.V.
9.500% due 01/21/2020	400	435

Weyerhaeuser Co.
6.750% due 03/15/2012	1,600	1,707

Windstream Corp.
7.875% due 11/01/2017	300	297
8.125% due 08/01/2013	100	105
8.625% due 08/01/2016	800	822

Wynn Las Vegas LLC
6.625% due 12/01/2014	100	100
7.875% due 11/01/2017	1,400	1,431

XTO Energy, Inc.
7.500% due 04/15/2012	90	101

		125,493

UTILITIES 10.3%

AES Panama S.A.
6.350% due 12/21/2016	3,000	3,033

AT&T Corp.
7.300% due 11/15/2011	473	517

AT&T, Inc.
4.850% due 02/15/2014	4,800	5,158

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	600	657
7.750% due 11/30/2015	800	920

CMS Energy Corp.
1.201% due 01/15/2013	4,400	4,213

Consolidated Edison Co. of New York, Inc.
5.550% due 04/01/2014	4,800	5,231

Duke Energy Corp.
6.300% due 02/01/2014	4,000	4,459

Embarq Corp.
7.082% due 06/01/2016	5,600	6,106

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	$1,100	$1,177

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	1,500	1,534

Majapahit Holding BV
7.250% due 10/17/2011	1,400	1,489
7.250% due 06/28/2017	100	106
7.750% due 10/17/2016	200	218
7.750% due 01/20/2020	400	436

PG&E Corp.
5.750% due 04/01/2014	4,800	5,248

Progress Energy, Inc.
6.050% due 03/15/2014	4,800	5,286

PSEG Power LLC
5.320% due 09/15/2016	2,475	2,582

Qwest Corp.
8.875% due 03/15/2012	5,000	5,500

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	250	257

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	400	388
6.332% due 09/30/2027	500	516
6.750% due 09/30/2019	250	280

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	218

Sprint Capital Corp.
8.375% due 03/15/2012	2,500	2,613

Sprint Nextel Corp.
0.651% due 06/28/2010	1,150	1,146
8.375% due 08/15/2017	800	808

Telesat LLC
11.000% due 11/01/2015	400	447

Valor Telecommunications Enterprises Finance Corp.
7.750% due 02/15/2015	600	614

Verizon Communications, Inc.
5.350% due 02/15/2011	200	208

		61,365

Total Corporate Bonds & Notes (Cost $328,273)		339,172

CONVERTIBLE BONDS & NOTES 0.1%

National City Corp.
4.000% due 02/01/2011	300	307

Total Convertible Bonds & Notes (Cost $306)		307

MUNICIPAL BONDS & NOTES 0.8%

California State General Obligation Bonds, Series 2009
7.300% due 10/01/2039	700	703

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036 (b)	1,200	1,230

Indiana State Finance Authority Revenue Bonds, Series 2009
6.596% due 02/01/2039	1,000	1,032

North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	900	945

St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	600	597

Total Municipal Bonds & Notes (Cost $4,571)		4,507

See Accompanying Notes	Annual Report	March 31, 2010	81

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 2.2%

Fannie Mae
0.429% due 10/27/2037	$200	$200
3.042% due 02/01/2035	176	182
5.030% due 05/01/2035	460	486
5.500% due 10/01/2038 (g)	2,826	2,981

Freddie Mac
0.109% due 02/01/2011 (g)	5,209	5,207
0.160% due 05/04/2011 (g)(i)	4,025	4,028

Ginnie Mae
0.550% due 12/16/2026	193	193

Total U.S. Government Agencies (Cost $13,135)		13,277

U.S. TREASURY OBLIGATIONS 0.4%

U.S. Treasury Notes
0.875% due 02/29/2012	531	530
2.750% due 11/30/2016 (g)(i)	2,127	2,068

Total U.S. Treasury Obligations (Cost $2,633)		2,598

MORTGAGE-BACKED SECURITIES 7.6%

Adjustable Rate Mortgage Trust
5.343% due 11/25/2035	647	489

American General Mortgage Loan Trust
5.150% due 03/25/2040	1,000	1,000

American Home Mortgage Assets
0.439% due 10/25/2046	389	196

American Home Mortgage Investment Trust
0.469% due 05/25/2047	490	116
5.660% due 09/25/2045	112	90

Banc of America Funding Corp.
0.729% due 07/26/2036	1,000	830
3.810% due 06/25/2034	276	259
5.888% due 04/25/2037	700	443

Banc of America Mortgage Securities, Inc.
4.123% due 07/25/2033	130	119
4.174% due 07/25/2033	1,638	1,524
5.404% due 02/25/2036	38	30

Bear Stearns Adjustable Rate Mortgage Trust
4.330% due 10/25/2035	549	537
4.994% due 01/25/2035	35	29
5.394% due 05/25/2047	382	265

Bear Stearns Alt-A Trust
0.389% due 02/25/2034	1,905	1,433
5.634% due 03/25/2036	223	102

Bear Stearns Commercial Mortgage Securities
5.150% due 10/12/2042	1,000	1,034

Bear Stearns Structured Products, Inc.
5.624% due 12/26/2046	1,882	1,158

CC Mortgage Funding Corp.
0.359% due 05/25/2048	3,895	1,744

CDC Commercial Mortgage Trust
6.005% due 05/15/2035	900	946

Citigroup Mortgage Loan Trust, Inc.
0.299% due 01/25/2037	974	836
3.075% due 03/25/2034	20	20
3.438% due 12/25/2035	360	188
4.584% due 08/25/2035	1,321	507
5.969% due 09/25/2037	702	479

Countrywide Alternative Loan Trust
0.424% due 12/20/2046	841	435
0.439% due 07/20/2046	368	145
0.459% due 08/25/2046	611	113
0.509% due 09/20/2046	600	110

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.559% due 11/20/2035	$161	$85
0.739% due 11/20/2035	500	78
1.471% due 12/25/2035	217	119
5.822% due 11/25/2035	427	253

Countrywide Home Loan Mortgage Pass-Through Trust
5.317% due 10/20/2035	461	321
5.480% due 02/20/2036	592	393
5.720% due 05/20/2036	664	378

Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 03/25/2032	30	25

Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	495	274

CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	583	377

Deutsche ALT-A Securities, Inc.
5.869% due 10/25/2036	488	272
5.886% due 10/25/2036	488	264

Downey Savings & Loan Association Mortgage Loan Trust
0.539% due 11/19/2037	800	82

Greenpoint Mortgage Funding Trust
0.439% due 10/25/2046	349	0

GSR Mortgage Loan Trust
3.991% due 11/25/2035	233	198
5.123% due 01/25/2036	149	123
6.000% due 02/25/2036	1,953	1,627

Harborview Mortgage Loan Trust
0.359% due 04/19/2038	2,088	1,111

Homebanc Mortgage Trust
0.409% due 12/25/2036	449	303

Indymac Index Mortgage Loan Trust
0.469% due 07/25/2035	37	21
5.099% due 09/25/2035	388	292
5.270% due 06/25/2035	364	263

JPMorgan Chase Commercial Mortgage Securities Corp.
5.180% due 12/15/2044	700	725

JPMorgan Mortgage Trust
5.826% due 06/25/2037	1,338	1,152
5.876% due 06/25/2037	1,906	1,637

Merrill Lynch Alternative Note Asset
0.529% due 03/25/2037	624	271

Morgan Stanley Mortgage Loan Trust
5.352% due 06/25/2036	32	28
6.000% due 10/25/2037	1,973	1,408

Opteum Mortgage Acceptance Corp.
0.489% due 07/25/2035	310	274

RBSSP Resecuritization Trust
0.549% due 03/26/2037	893	792
0.729% due 03/26/2036	848	769

Residential Accredit Loans, Inc.
1.831% due 09/25/2045	1,184	622

Residential Funding Mortgage Securities I
5.200% due 09/25/2035	1,391	998

Sequoia Mortgage Trust
0.579% due 07/20/2033	389	312

Structured Adjustable Rate Mortgage Loan Trust
2.817% due 01/25/2035	1,270	1,068
5.021% due 09/25/2035	286	220

Structured Asset Mortgage Investments, Inc.
0.359% due 03/25/2037	1,594	849
0.479% due 09/25/2047	594	110
0.559% due 10/19/2034	518	455
0.579% due 03/19/2034	81	70

Structured Asset Securities Corp.
3.183% due 10/25/2035	354	299

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	$491	$261

WaMu Mortgage Pass-Through Certificates
0.539% due 01/25/2045	186	144
1.171% due 02/25/2047	400	212
1.201% due 01/25/2047	1,413	850
1.281% due 12/25/2046	778	468
1.471% due 02/25/2046	2,459	1,874
1.671% due 11/25/2042	370	272
5.396% due 02/25/2037	417	294

Wells Fargo Mortgage-Backed Securities Trust
3.010% due 06/25/2035	2,642	2,446
5.502% due 04/25/2036	1,770	1,396
5.528% due 07/25/2036	3,716	3,001
5.531% due 07/25/2036	148	119

Total Mortgage-Backed Securities (Cost $56,604)		45,432

ASSET-BACKED SECURITIES 1.1%

Asset-Backed Securities Corp. Home Equity
1.880% due 03/15/2032	1,550	1,103

Atrium CDO Corp.
0.679% due 06/27/2015	2,353	2,154

Citigroup Mortgage Loan Trust, Inc.
0.289% due 07/25/2045	1,537	1,162

Credit-Based Asset Servicing & Securitization LLC
0.289% due 11/25/2036	489	371

GSAMP Trust
0.299% due 12/25/2036	269	177

HSBC Asset Loan Obligation
0.289% due 12/25/2036	675	556

Long Beach Mortgage Loan Trust
0.509% due 10/25/2034	288	243

MASTR Asset-Backed Securities Trust
0.279% due 01/25/2037	570	187

Morgan Stanley ABS Capital I
0.279% due 11/25/2036	72	71

Residential Asset Mortgage Products, Inc.
0.629% due 06/25/2047	600	225

SACO I, Inc.
0.479% due 12/25/2035	1,287	286

Specialty Underwriting & Residential Finance
0.909% due 01/25/2034	17	13

WaMu Asset-Backed Certificates
0.279% due 01/25/2037	348	279

Total Asset-Backed Securities (Cost $9,806)		6,827

SOVEREIGN ISSUES 12.3%

Bahrain Government International Bond
5.500% due 03/31/2020	1,200	1,195

Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018	2,100	2,237

Colombia Government International Bond
7.375% due 03/18/2019	10,000	11,550

El Salvador Government International Bond
7.375% due 12/01/2019	800	876

Export-Import Bank of Korea
0.471% due 10/04/2011	500	501

Indonesia Government International Bond
5.875% due 03/13/2020	2,200	2,294
6.875% due 03/09/2017	100	112
6.875% due 01/17/2018	100	112

82	PIMCO Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
11.625% due 03/04/2019		$5,200	$7,501

Korea Development Bank
5.300% due 01/17/2013		1,150	1,222

Mexico Government International Bond
5.125% due 01/15/2020		10,000	10,150
5.625% due 01/15/2017		700	752
6.625% due 03/03/2015		2,700	3,064

Panama Government International Bond
7.250% due 03/15/2015		4,000	4,590

Philippines Government International Bond
6.500% due 01/20/2020		4,500	4,871

Qatar Government International Bond
4.000% due 01/20/2015		600	614
5.250% due 01/20/2020		500	522

Russia Government International Bond
7.500% due 03/31/2030		12,420	14,346

South Africa Government International Bond
6.875% due 05/27/2019		5,400	6,055

Turkey Government International Bond
6.875% due 03/17/2036		1,000	1,015

Total Sovereign Issues (Cost $69,696)			73,579

FOREIGN CURRENCY-DENOMINATED ISSUES 13.2%

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	2,000	2,178

Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	2,500	3,503
6.250% due 02/20/2013		5,300	7,785

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024	BRL	3,600	3,790

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		4,851	2,657
10.000% due 01/01/2017		400	202

Canada Government Bond
2.500% due 06/01/2015	CAD	14,800	14,291

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup, Inc.
4.750% due 02/10/2019	EUR	2,000	$2,557

Cooper-Standard Automotive, Inc.
1.751% due 12/23/2024 (a)	CAD	66	65
2.607% due 12/23/2024 (a)	EUR	278	376

Green Valley Ltd.
4.292% due 01/10/2011		1,900	2,565

LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	600	806

Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)	EUR	2,543	786
5.316% due 04/05/2011 (a)		1,816	561

PagesJaunes Groupe
2.150% due 01/11/2014		2,000	2,400

Rhodia S.A.
3.434% due 10/15/2013		4,200	5,488

Royal Bank of Scotland Group PLC
4.556% due 04/06/2011	GBP	3,129	4,487

Seat Pagine Gialle SpA
0.397% due 06/08/2012	EUR	520	676

South Africa Government International Bond
5.250% due 05/16/2013		2,870	4,109

Sumitomo Mitsui Banking Corp.
0.803% due 12/31/2049	JPY	700,000	7,390
0.950% due 06/02/2049		700,000	7,172

UPC Broadband Holding BV
4.170% due 12/31/2016	EUR	2,174	2,788
4.995% due 12/31/2017		1,568	2,028

Total Foreign Currency- Denominated Issues (Cost $74,859)			78,660

		SHARES
COMMON STOCKS 1.0%

Dex One Corp. (d)		28,845	806

DURA Automotive Systems, Inc. (d)		9,042	0

	SHARES	MARKET VALUE (000S)

Royal Bank of Scotland Group PLC (d)	6,852,056	$4,575

Tropicana Las Vegas Hotel and Casino (d)	50,000	793

Total Common Stocks (Cost $10,040)		6,174

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 9.1%

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
0.010% due 04/01/2010	$911	911

(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 06/17/2010 valued at $930. Repurchase proceeds are $911.)

U.S. TREASURY BILLS 3.2%
0.194% due 08/26/2010 - 09/02/2010 (e)(g)(i)	18,924	18,909

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 5.7%
	3,409,829	34,143

Total Short-Term Instruments (Cost $53,962)		53,963

Total Investments 107.8% (Cost $644,248)		$643,011

Written Options (k) (0.1%) (Premiums $1,209)		(498)

Other Assets and Liabilities (Net) (7.7%)		(45,987)

Net Assets 100.0%		$596,526

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Payment in-kind bond security.
(d)	Non-income producing security.
(e)	Coupon represents a weighted average rate.
(f)	Affiliated to the Fund.
(g)	Securities with an aggregate market value of $29,140 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $5,668 at a weighted average interest rate of -0.982%. On March 31, 2010, there were no open reverse repurchase agreements.
(i)	Securities with an aggregate market value of $1,520 and cash of $43 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers' Acceptance March Futures	Long	03/2011	342	$(89)
90-Day Eurodollar December Futures	Long	12/2010	500	925
Euro-Bund 10-Year Bond June Futures	Long	06/2010	353	31

				$867

See Accompanying Notes	Annual Report	March 31, 2010	83

Schedule of Investments Floating Income Fund (Cont.)

(j)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	DUB	(1.320%	)	09/20/2018	0.823%	$2,000	$(73)	$0	$(73)
Embarq Corp.	GSC	(1.000%	)	06/20/2016	1.280%	2,700	41	(19)	60
Embarq Corp.	JPM	(1.550%	)	06/20/2016	1.300%	3,000	(43)	0	(43)
Health Net Inc.	CITI	(1.000%	)	06/20/2017	3.456%	1,000	136	131	5
Humana, Inc.	DUB	(1.000%	)	09/20/2018	2.010%	1,000	68	41	27
Macy's Retail Holdings, Inc.	DUB	(1.000%	)	09/20/2017	1.934%	1,000	58	79	(21)
Masco Corp.	BNP	(1.000%	)	09/20/2012	1.119%	2,000	6	26	(20)
Newell Rubbermaid, Inc.	DUB	(1.000%	)	06/20/2019	1.472%	1,000	35	39	(4)
Pearson Dollar Finance PLC	DUB	(1.000%	)	06/20/2018	0.695%	1,000	(22)	(25)	3
Rohm and Haas Co.	CSFB	(1.850%	)	09/20/2017	0.945%	3,000	(180)	0	(180)
Royal Caribbean Cruises Ltd.	GSC	(5.000%	)	03/20/2011	1.395%	1,500	(55)	(24)	(31)
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	2.405%	8,000	(617)	0	(617)
Teva Pharmaceutical Finance Co. LLC	BCLY	(1.000%	)	03/20/2016	0.774%	1,000	(13)	(26)	13

							$(659)	$222	$(881)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	DUB	5.000%	09/20/2013	2.156%		$1,000	$94	$(130)	$224
American International Group, Inc.	GSC	0.095%	09/20/2011	1.429%		800	(16)	0	(16)
American International Group, Inc.	UBS	5.000%	09/20/2012	1.812%		3,600	281	(432)	713
American International Group, Inc.	UBS	5.000%	09/20/2014	2.507%		1,100	113	(154)	267
Amgen, Inc.	GSC	1.000%	09/20/2014	0.520%		9,200	192	197	(5)
ARAMARK Corp.	CITI	5.000%	03/20/2014	4.601%		2,400	37	(65)	102
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	0.687%		2,200	21	0	21
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2014	0.912%		2,000	8	(117)	125
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.756%		1,800	18	0	18
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.756%		4,800	48	0	48
Brazil Government International Bond	BCLY	2.370%	05/20/2014	1.164%		3,400	191	0	191
Brazil Government International Bond	BCLY	1.980%	09/20/2014	1.215%		6,700	220	0	220
Brazil Government International Bond	CITI	1.920%	09/20/2014	1.215%		6,700	203	0	203
Brazil Government International Bond	MLP	2.900%	05/20/2014	1.164%		5,200	410	0	410
Brazil Government International Bond	MLP	2.920%	05/20/2014	1.164%		2,500	199	0	199
Brazil Government International Bond	MSC	1.850%	09/20/2014	1.215%		6,700	183	0	183
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.559%		5,000	18	20	(2)
Brazil Government International Bond	UBS	2.250%	05/20/2014	1.164%		3,600	184	0	184
Celestica, Inc.	BCLY	2.850%	09/20/2011	0.313%		3,200	123	0	123
Chesapeake Energy Corp.	JPM	5.000%	09/20/2014	4.179%		6,500	218	(488)	706
Community Health Systems, Inc.	GSC	5.000%	09/20/2012	2.964%		4,200	208	(273)	481
El Paso Corp.	BOA	5.000%	09/20/2014	3.215%		400	29	(30)	59
El Paso Corp.	CSFB	5.000%	09/20/2014	3.215%		4,600	337	(346)	683
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.533%		800	4	1	3
France Telecom S.A.	UBS	0.330%	09/20/2011	0.210%	EUR	5,300	13	0	13
France Telecom S.A.	WAC	0.325%	09/20/2011	0.210%		2,700	7	0	7
General Electric Capital Corp.	CITI	3.950%	03/20/2017	1.478%		$14,525	2,168	0	2,168
General Electric Capital Corp.	DUB	0.125%	09/20/2011	1.063%		1,000	(14)	0	(14)
General Electric Capital Corp.	DUB	3.730%	12/20/2013	1.363%		5,000	423	0	423
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	1.860%		1,000	125	(102)	227
Goldman Sachs Group, Inc.	MSC	0.235%	06/20/2012	0.814%		6,000	(76)	0	(76)
Indonesia Government International Bond	RBS	1.525%	12/20/2011	0.975%		7,000	69	0	69
Korea Government Bond	CITI	0.520%	12/20/2010	0.378%		400	0	0	0
Korea Government Bond	CITI	0.540%	12/20/2010	0.378%		500	1	0	1
Korea Government Bond	UBS	0.550%	12/20/2010	0.378%		500	1	0	1
Mexico Government International Bond	BCLY	2.680%	05/20/2014	1.018%		3,400	256	0	256
Mexico Government International Bond	BCLY	2.310%	06/20/2014	1.028%		2,900	168	0	168
Mexico Government International Bond	BOA	2.130%	06/20/2014	1.028%		3,500	176	0	176
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.523%		500	2	1	1
Mexico Government International Bond	GSC	1.000%	03/20/2011	0.583%		100	0	0	0
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.523%		1,200	5	3	2
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.583%		400	1	1	0
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.523%		1,300	5	3	2
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.583%		100	0	0	0
Mexico Government International Bond	MLP	3.200%	05/20/2014	1.018%		2,800	274	0	274
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.583%		300	2	1	1
Petroleos Mexicanos	DUB	0.760%	07/20/2011	0.728%		1,000	2	0	2
Pfizer, Inc.	MSC	1.000%	09/20/2014	0.510%		9,700	207	222	(15)
Philippines Government International Bond	DUB	2.500%	09/20/2017	1.801%		3,000	134	0	134
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.801%		4,300	175	0	175

84	PIMCO Funds	See Accompanying Notes

March 31, 2010

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
PSEG Energy Holdings LLC	MLP	1.300%	06/20/2012	0.454%	$5,000	$96	$0	$96
RRI Energy, Inc.	BCLY	5.000%	09/20/2014	8.342%	2,600	(295)	(390)	95
RRI Energy, Inc.	GSC	5.000%	09/20/2014	8.342%	2,800	(318)	(468)	150
RSHB Capital S.A.	BCLY	1.000%	09/20/2010	1.513%	600	(1)	(1)	0
RSHB Capital S.A.	BCLY	1.650%	07/20/2011	1.588%	4,800	20	0	20
RSHB Capital S.A.	GSC	0.700%	06/20/2012	1.673%	6,700	(128)	0	(128)
Russia Government International Bond	CITI	1.000%	12/20/2010	0.552%	400	1	0	1
Russia Government International Bond	DUB	1.000%	12/20/2010	0.552%	700	2	0	2
Russia Government International Bond	GSC	1.000%	12/20/2010	0.552%	600	2	1	1
SLM Corp.	BOA	0.820%	06/20/2012	2.688%	9,200	(366)	0	(366)
SLM Corp.	BOA	5.000%	09/20/2014	3.487%	1,000	60	(108)	168
SunGard Data Systems, Inc.	BCLY	5.000%	09/20/2014	5.661%	1,500	(35)	(165)	130
Turkey Government International Bond	CITI	1.000%	03/20/2015	1.718%	6,200	(202)	(174)	(28)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.553%	19,000	(132)	0	(132)
Vale Overseas Ltd.	UBS	0.650%	06/20/2014	1.126%	2,700	(46)	0	(46)

						$6,105	$(2,993)	$9,098

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		$13,096	$(40)	$0	$(40)
CDX.HY-10 3-Year Index 25-35%	MLP	2.360%	06/20/2011		5,000	125	0	125
iTraxx Europe Crossover 5 Index	DUB	2.900%	06/20/2011	EUR	4,400	(47)	86	(133)
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012		6,720	(313)	120	(433)
iTraxx Europe Crossover 7 Index	JPM	2.300%	06/20/2012		2,208	(103)	(101)	(2)

						$(378)	$105	$(483)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Floating rate equal to 1-Month AUD-BBR-BBSW plus 0.350% based on the notional amount of currency delivered	Floating rate equal to 1-Month USD-LIBOR based on the notional amount of currency received	01/19/2012	DUB	AUD	8,800	$8,184	$(109)	$0	$(109)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC	BRL	1,500	$6	$7	$(1)
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		5,700	0	(2)	2
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		23,500	(6)	0	(6)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		23,600	27	29	(2)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	DUB		$42,000	(3,073)	(1,449)	(1,624)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	MSC		233,000	(17,045)	(8,389)	(8,656)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		78,700	(5,757)	(3,077)	(2,680)

See Accompanying Notes	Annual Report	March 31, 2010	85

Schedule of Investments Floating Income Fund (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/16/2015	GSC		$140,000	$(7,182)	$(7,021)	$(161)
Pay	6-Month EUR-LIBOR	4.750%	09/17/2010	BCLY	EUR	74,000	3,715	(576)	4,291
Pay	6-Month EUR-LIBOR	4.000%	03/17/2020	BNP		11,000	944	249	695
Pay	6-Month EUR-LIBOR	4.000%	09/15/2030	BCLY		1,500	30	27	3
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MSC	MXN	37,900	124	(35)	159
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		9,200	59	0	59
Pay	28-Day MXN TIIE	7.780%	04/09/2019	JPM		67,500	12	63	(51)

							$(28,146)	$(20,174)	$(7,972)

(k)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$119.000	04/23/2010	7	$2	$0
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	10	4	1

				$6	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	$7,700	$14	$0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	7,700	61	0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	6,700	36	26
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	6,700	47	43
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	6,300	45	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	2,400	7	1
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	9,900	76	3
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	5,700	36	17
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	5,700	23	14
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	6,300	24	17
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	6,300	57	34
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	2,400	24	7
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	4,800	46	12
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	1,500	10	4
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	1,500	15	8
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	1,100	5	4
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,100	5	7
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	2,200	4	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	2,200	11	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	3,900	11	10
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	3,900	16	21
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	12,800	106	0
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	12,800	55	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.600%	05/21/2010	1,200	4	4
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.100%	05/21/2010	1,200	9	7
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	11,000	74	43
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	11,000	88	71
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,700	18	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	8,300	62	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	2,500	16	17

							$1,005	$372

Credit Default Swaptions
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.750%	06/16/2010		$4,000	$4	$5
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.250%	06/16/2010		4,000	4	2
Put - OTC CDX.IG-13 5-Year Index	DUB	Sell	1.600%	06/21/2010		15,000	42	3
Call - OTC CDX.IG-14 5-Year Index	JPM	Buy	0.750%	06/16/2010		6,000	7	8
Put - OTC CDX.IG-14 5-Year Index	JPM	Sell	1.250%	06/16/2010		6,000	6	4
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.700%	06/16/2010	EUR	13,400	33	37
Put - OTC iTraxx Europe 12 Index	MSC	Sell	1.500%	06/16/2010		3,000	9	1
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.200%	06/16/2010		13,400	20	18

							$125	$78

86	PIMCO Funds	See Accompanying Notes

March 31, 2010

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	04/20/2010	$5,500	$48	$1
Call - OTC USD versus JPY		94.000	04/20/2010	5,500	25	46

					$73	$47

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	203	$315,600	EUR	9,400	$1,816
Sales	1,526	443,800		29,800	3,149
Closing Buys	(1,022)	(499,100)		(9,400)	(3,209)
Expirations	(690)	(55,800)		0	(547)
Exercised	0	0		0	0

Balance at 03/31/2010	17	$204,500	EUR	29,800	$1,209

(l)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	3,489	04/2010	GSC	$0	$(30)	$(30)
Sell		3,489	04/2010	HSBC	0	(8)	(8)
Sell		3,222	06/2010	GSC	10	0	10
Buy		3,489	06/2010	HSBC	8	0	8
Sell		6,086	06/2010	HSBC	19	0	19
Sell		3,040	06/2010	JPM	11	0	11
Sell		3,041	06/2010	RBS	10	0	10
Sell	CAD	5,571	04/2010	MSC	0	(76)	(76)
Sell		9,155	04/2010	RBC	0	(142)	(142)
Sell		206	04/2010	RBS	0	(1)	(1)
Buy	CNY	47,263	06/2010	BCLY	0	(19)	(19)
Sell		19,798	06/2010	BOA	19	0	19
Buy		19,794	06/2010	CITI	0	(3)	(3)
Buy		8,508	06/2010	DUB	0	(5)	(5)
Buy		61,513	06/2010	HSBC	0	(26)	(26)
Sell		35,333	06/2010	MSC	35	0	35
Buy		19,457	01/2011	BOA	0	(27)	(27)
Buy		34,726	01/2011	MSC	0	(48)	(48)
Sell	EUR	284	04/2010	BCLY	0	(4)	(4)
Buy		280	04/2010	BOA	0	(7)	(7)
Buy		2,818	04/2010	CITI	0	(36)	(36)
Sell		10,414	04/2010	CITI	39	0	39
Buy		2,941	04/2010	JPM	0	(193)	(193)
Sell		23,517	04/2010	JPM	340	(12)	328
Sell		1,331	04/2010	MSC	7	0	7
Sell		4,363	04/2010	RBC	41	0	41
Sell		224	04/2010	RBS	4	0	4
Sell	GBP	1,955	06/2010	CITI	0	(55)	(55)
Sell		7,106	06/2010	RBS	0	(68)	(68)
Buy	ILS	2,332	08/2010	CITI	6	0	6
Sell	JPY	1,469,175	04/2010	CITI	519	0	519
Buy	KRW	630,000	07/2010	BCLY	23	0	23
Buy		1,249,885	07/2010	DUB	47	0	47
Buy		1,038,332	07/2010	MSC	36	0	36
Buy		2,485,365	08/2010	MSC	74	0	74
Buy		3,286,577	11/2010	BCLY	48	0	48
Buy		93,310	11/2010	BOA	3	0	3
Buy		1,402,051	11/2010	CITI	26	0	26
Buy		2,207,311	11/2010	DUB	16	0	16
Buy		82,110	11/2010	GSC	2	0	2
Buy		575,024	11/2010	JPM	5	(1)	4
Buy		299,286	11/2010	MSC	2	0	2
Buy	MXN	298	04/2010	CITI	0	0	0
Buy		1,775	04/2010	DUB	8	0	8
Sell		298	04/2010	DUB	0	0	0
Buy		395	04/2010	GSC	1	0	1
Buy		376	04/2010	HSBC	2	0	2
Buy		9,291	04/2010	JPM	47	0	47
Sell		11,837	04/2010	JPM	0	(69)	(69)
Buy		298	09/2010	DUB	0	0	0
Buy		83,213	09/2010	HSBC	101	0	101

See Accompanying Notes	Annual Report	March 31, 2010	87

Schedule of Investments Floating Income Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	MXN	3,710	09/2010	JPM	$0	$(7)	$(7)
Buy	PHP	44,717	08/2010	DUB	15	0	15
Buy	PLN	2,092	08/2010	BCLY	15	0	15
Buy		5,936	08/2010	CITI	0	(32)	(32)
Buy		4,253	08/2010	HSBC	14	0	14
Buy		5,936	08/2010	JPM	0	(32)	(32)
Buy		1,117	08/2010	MSC	7	0	7
Sell	SGD	5,425	04/2010	CITI	0	(11)	(11)
Buy		5,425	04/2010	JPM	0	(22)	(22)
Buy		5,425	09/2010	CITI	11	0	11

					$1,571	$(934)	$637

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$339,172	$0	$339,172
Mortgage-Backed Securities	0	44,432	1,000	45,432
Sovereign Issues	0	73,579	0	73,579
Foreign Currency- Denominated Issues	0	71,270	7,390	78,660
Short-Term Instruments	34,143	19,820	0	53,963
Other Investments +++	5,380	43,877	2,948	52,205

Investments, at value	$39,523	$592,150	$11,338	$643,011
Financial Derivative Instruments ++++	$867	$(130)	$(78)	$659

Totals	$40,390	$592,020	$11,260	$643,670

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Mortgage-Backed Securities	$0	$1,000	$0	$0	$0	$0	$1,000	$0
Foreign Currency-Denominated Issues	19,499	(12,011)	(13)	2,638	1,764	(4,487)	7,390	652
Other Investments +++	25	4,972	0	0	(3,932)	1,883	2,948	(3,938)

Investments, at value	$19,524	$(6,039)	$(13)	$2,638	$(2,168)	$(2,604)	$11,338	$(3,286)
Financial Derivative Instruments ++++	$(671)	$(125)	$0	$0	$718	$0	$(78)	$47

Totals	$18,853	$(6,164)	$(13)	$2,638	$(1,450)	$(2,604)	$11,260	$(3,239)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

88	PIMCO Funds	See Accompanying Notes

March 31, 2010

(n)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable^^	$212	$0	$0	$0	$0	$212
Unrealized appreciation on foreign currency contracts	0	1,571	0	0	0	1,571
Unrealized appreciation on swap agreements	5,209	0	10,159	0	0	15,368

	$5,421	$1,571	$10,159	$0	$0	$17,151

Liabilities:
Written options outstanding	$373	$47	$78	$0	$0	$498
Unrealized depreciation on foreign currency contracts	0	934	0	0	0	934
Unrealized depreciation on swap agreements	13,181	109	2,425	0	0	15,715

	$13,554	$1,090	$2,503	$0	$0	$17,147

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$2,423	$0	$0	$0	$2,423
Net realized gain on futures contracts, written options and swaps	13,113	0	15,918	0	0	29,031
Net realized (loss) on foreign currency transactions	0	(13,608)	0	0	0	(13,608)

	$13,113	$(11,185)	$15,918	$0	$0	$17,846

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(1,630)	$0	$0	$0	$(1,630)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(9,323)	(83)	27,458	0	0	18,052
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	5,933	0	0	0	5,933

	$(9,323)	$4,220	$27,458	$0	$0	$22,355

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $867 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2010	89

Schedule of Investments  Foreign Bond Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 7.7%

Bank of Scotland PLC
4.750% due 01/13/2011	AUD	22,900	$20,971
5.250% due 07/24/2012		6,000	5,447

Citigroup Pty Ltd.
5.080% due 06/18/2012		17,500	16,097
5.500% due 06/18/2012		5,500	5,036
5.500% due 08/20/2012		7,000	6,403

Commonwealth Bank of Australia
0.538% due 09/17/2014		$12,200	12,259
0.671% due 07/12/2013		14,800	14,897

Crusade Global Trust
4.310% due 08/14/2037	AUD	13,088	11,669

ING Bank Australia Ltd.
5.028% due 06/24/2014		10,000	9,251
5.750% due 08/28/2013		5,000	4,577

Medallion Trust
0.382% due 05/25/2035		$2,965	2,860

Members Equity Bank Pty Ltd.
4.597% due 08/20/2012	AUD	5,500	5,047

Puma Finance Ltd.
0.321% due 02/21/2038		$4,230	4,026
4.090% due 08/22/2037	AUD	6,658	5,945
4.332% due 07/12/2036		1,693	1,511

Seven Media Group
5.730% due 12/28/2012		1,369	1,156
6.058% due 02/07/2013		5,736	4,842

Suncorp-Metway Ltd.
4.747% due 09/11/2013		17,400	15,964

Torrens Trust
4.340% due 10/19/2038		8,219	7,386

Westpac Banking Corp.
0.534% due 09/10/2014		$8,500	8,523
2.700% due 12/09/2014		23,000	22,863

Total Australia (Cost $180,504)			186,730

BERMUDA 0.3%

Merna Reinsurance Ltd.
0.901% due 06/30/2012		$7,500	7,421

Total Bermuda (Cost $7,435)			7,421

CANADA 4.2%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	10,100	10,265

Canada Government Bond
2.500% due 06/01/2015		1,700	1,642
4.000% due 06/01/2016		4,400	4,548
4.250% due 06/01/2018		27,900	29,007

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	12,371

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	3,900	3,946

Honda Canada Finance, Inc.
0.621% due 03/26/2012		17,000	16,363

Master Credit Card Trust
5.297% due 08/21/2012		5,500	5,767

Province of Ontario Canada
5.850% due 03/08/2033		6,100	6,856
6.200% due 06/02/2031		7,200	8,412

Rio Tinto Alcan, Inc.
6.450% due 03/15/2011		$2,700	2,822

Total Canada (Cost $97,925)			101,999

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CAYMAN ISLANDS 0.9%

Foundation Re II Ltd.
7.000% due 11/26/2010		$1,500	$1,487

Green Valley Ltd.
4.292% due 01/10/2011	EUR	3,100	4,184

Longpoint Re Ltd.
5.507% due 11/08/2011		$3,300	3,301

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		2,100	2,121

Residential Reinsurance 2007 Ltd.
8.002% due 06/07/2010		5,900	5,947

Vita Capital III Ltd.
1.351% due 01/01/2011		4,000	3,935

Total Cayman Islands (Cost $21,458)			20,975

DENMARK 1.2%

Nykredit Realkredit A/S
4.000% due 01/01/2011	DKK	75,000	13,850

Realkredit Danmark A/S
2.000% due 01/01/2011		75,100	13,658
2.730% due 01/01/2038		5,098	903

Total Denmark (Cost $30,897)			28,411

FRANCE 14.8%

CORPORATE BONDS & NOTES 2.7%

BNP Paribas Home Loan Covered Bonds S.A.
3.750% due 12/13/2011	EUR	5,800	8,138
4.750% due 05/28/2013		3,100	4,536

BPCE S.A.
4.625% due 07/29/2049		200	207
6.117% due 10/29/2049		3,000	3,302

Cie de Financement Foncier
4.000% due 07/21/2011		7,700	10,774
4.500% due 01/09/2013		3,000	4,337

Credit Agricole S.A.
6.637% due 05/29/2049		$5,900	5,177

Dexia Credit Local
0.899% due 09/23/2011		7,300	7,355

Societe Generale
5.922% due 04/29/2049		700	605
7.756% due 05/29/2049	EUR	1,000	1,357

Valeo S.A.
3.750% due 06/24/2013		4,000	5,423

Vivendi S.A.
5.750% due 04/04/2013		$6,740	7,256
6.625% due 04/04/2018		7,000	7,594

			66,061

SOVEREIGN ISSUES 12.1%

France Government Bond
3.500% due 04/25/2015	EUR	6,700	9,540
3.750% due 10/25/2019		13,700	19,143
4.000% due 10/25/2013		1,700	2,475
4.000% due 10/25/2014		22,600	32,944
4.000% due 04/25/2018		31,100	44,785
4.000% due 10/25/2038		19,300	26,113
4.250% due 10/25/2018		8,500	12,418
4.250% due 04/25/2019		6,400	9,330
4.250% due 10/25/2023		4,600	6,555
4.750% due 04/25/2035		10,400	15,713
5.750% due 10/25/2032		7,800	13,310

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

France Treasury Notes
1.500% due 09/12/2011	EUR	66,800	$91,209
3.000% due 01/12/2011		3,100	4,268
3.500% due 07/12/2011		5,000	6,994

			294,797

Total France (Cost $370,882)			360,858

GERMANY 20.2%

CORPORATE BONDS & NOTES 0.2%

Kreditanstalt fuer Wiederaufbau
5.500% due 06/05/2014	AUD	5,700	5,133

SOVEREIGN ISSUES 20.0%

Republic of Germany
1.250% due 03/11/2011	EUR	3,900	5,304
1.500% due 06/10/2011		72,400	98,787
2.250% due 12/10/2010		14,700	20,097
3.500% due 04/12/2013		13,100	18,812
3.750% due 07/04/2013		7,700	11,142
4.000% due 10/11/2013		27,025	39,529
4.000% due 01/04/2037		9,700	13,410
4.250% due 10/12/2012		36,200	52,635
4.250% due 07/04/2017		12,060	17,918
4.250% due 07/04/2018		25,600	37,951
4.250% due 07/04/2039		5,100	7,413
4.750% due 07/04/2034		29,900	45,992
4.750% due 07/04/2040		5,700	8,962
5.000% due 07/04/2011		8,200	11,663
5.000% due 01/04/2012		10,000	14,469
5.500% due 01/04/2031		12,000	20,055
6.250% due 01/04/2030		24,140	43,609
6.500% due 07/04/2027		10,900	19,939

			487,687

Total Germany (Cost $500,376)			492,820

IRELAND 0.4%

Depfa ACS Bank
1.650% due 12/20/2016	JPY	250,000	2,338

Immeo Residential Finance PLC
0.810% due 12/15/2016	EUR	4,624	5,468

SC Germany Auto
0.481% due 08/11/2015		1,146	1,535

Total Ireland (Cost $10,039)			9,341

ITALY 0.1%

Intesa Sanpaolo SpA
8.375% due 10/29/2049	EUR	100	145

Locat Securitisation Vehicle SRL
0.831% due 12/12/2024		2,021	2,635

Total Italy (Cost $3,116)			2,780

JAPAN 5.2%

Japan Government International Bond
0.200% due 02/15/2012	JPY	9,260,000	99,106
0.900% due 03/20/2014		80,000	872
1.500% due 12/20/2017		100,000	1,107
2.500% due 09/20/2036		1,250,000	13,952
2.500% due 09/20/2037		990,000	11,073

Total Japan (Cost $128,021)			126,110

90	PIMCO Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JERSEY, CHANNEL ISLANDS 0.1%

HSBC Capital Funding LP
9.547% due 12/29/2049		$3,152	$3,223

Total Jersey, Channel Islands (Cost $3,185)			3,223

LUXEMBOURG 0.3%

Merrill Lynch S.A.
0.912% due 11/15/2011	EUR	4,200	5,516

Tyco Electronics Group S.A.
6.550% due 10/01/2017		$1,000	1,102

Total Luxembourg (Cost $6,720)			6,619

NETHERLANDS 8.6%

Achmea Hypotheekbank NV
0.599% due 11/03/2014		$6,600	6,600
3.200% due 11/03/2014		5,000	5,069

Arena BV
0.835% due 12/17/2064	EUR	2,736	3,596

Fortis Bank Nederland NV
3.375% due 05/19/2014		14,900	20,980

Globaldrive BV
0.549% due 06/20/2015		1,510	2,029
0.709% due 06/20/2015		1,500	1,985

LeasePlan Corp. NV
3.250% due 05/22/2014		4,500	6,316

Netherlands Government Bond
4.000% due 07/15/2018		15,300	22,093
4.000% due 07/15/2019		11,100	16,024
4.500% due 07/15/2017		33,400	49,929
5.000% due 07/15/2011		36,400	51,834

NIBC Bank NV
0.632% due 12/02/2014		$22,600	22,620

Total Netherlands (Cost $216,263)			209,075

NEW ZEALAND 0.1%

Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$3,000	3,068

Total New Zealand (Cost $2,994)			3,068

NORWAY 0.4%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	6,500	9,081

Total Norway (Cost $10,007)			9,081

QATAR 0.0%

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$1,000	1,028

Total Qatar (Cost $831)			1,028

SOUTH KOREA 0.3%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	7,689

Total South Korea (Cost $8,169)			7,689

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SWEDEN 0.2%

Sweden Government International Bond
1.500% due 09/08/2011	EUR	3,700	$5,042

Total Sweden (Cost $5,255)			5,042

SWITZERLAND 0.3%

UBS AG
5.750% due 04/25/2018		$4,800	4,925
5.875% due 12/20/2017		3,000	3,111

Total Switzerland (Cost $7,772)			8,036

UNITED KINGDOM 10.2%

ASSET-BACKED SECURITIES 0.2%

Bumper 2 S.A.
2.212% due 06/20/2022	EUR	4,300	5,825

BANK LOAN OBLIGATIONS 0.1%

Weather Investments II SARL
7.669% due 11/26/2014		1,000	1,359

CORPORATE BONDS & NOTES 6.9%

Barclays Bank PLC
6.050% due 12/04/2017		$11,000	11,359
7.434% due 09/29/2049		1,500	1,500
10.179% due 06/12/2021		4,940	6,459

British Sky Broadcasting Group PLC
6.100% due 02/15/2018		1,500	1,615

HBOS PLC
6.750% due 05/21/2018		4,000	3,681

LBG Capital No.1 PLC
7.375% due 03/12/2020	EUR	400	465
7.875% due 11/01/2020		$1,100	995
8.000% due 12/29/2049		500	430
8.500% due 12/29/2049		16,558	14,488

Lloyds TSB Bank PLC
1.251% due 04/02/2012		8,500	8,631
12.000% due 12/29/2049		6,000	6,696

Pearson Dollar Finance PLC
5.500% due 05/06/2013		2,500	2,663
5.700% due 06/01/2014		6,800	7,358

Rexam PLC
6.750% due 06/01/2013		1,000	1,097

Royal Bank of Scotland Group PLC
0.512% due 03/30/2012		44,300	44,358
1.500% due 03/30/2012		28,100	28,090
2.650% due 04/23/2012		4,000	4,104
3.750% due 11/14/2011	EUR	8,100	11,386
5.500% due 12/03/2049	GBP	310	362
6.666% due 12/31/2049	CAD	4,700	3,294

Smiths Group PLC
7.875% due 07/12/2010	GBP	5,500	8,465

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	1,128

XL Capital Finance Europe PLC
6.500% due 01/15/2012		500	527

			169,151

MORTGAGE-BACKED SECURITIES 0.4%

Newgate Funding PLC
1.250% due 12/15/2050	EUR	4,500	4,957

Opera Finance PLC
0.874% due 01/15/2015		4,350	4,392

			9,349

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.6%

United Kingdom Gilt
2.250% due 03/07/2014	GBP	600	$910
3.750% due 09/07/2019		4,550	6,807
4.250% due 06/07/2032		4,400	6,479
4.250% due 03/07/2036		17,800	25,912
4.500% due 12/07/2042		1,200	1,829
4.750% due 12/07/2038		13,920	21,966

			63,903

Total United Kingdom (Cost $250,293)			249,587

UNITED STATES 23.0%

ASSET-BACKED SECURITIES 1.0%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$1,607	1,580

Accredited Mortgage Loan Trust
0.279% due 02/25/2037		53	52

ACE Securities Corp.
0.279% due 12/25/2036		271	242

Amortizing Residential Collateral Trust
0.809% due 07/25/2032		8	7
0.929% due 10/25/2031		3	3

Asset-Backed Funding Certificates
0.579% due 06/25/2034		4,406	3,389

Bear Stearns Asset-Backed Securities Trust
0.679% due 03/25/2043		3	3

Carrington Mortgage Loan Trust
0.549% due 10/25/2035		145	137

CIT Group Home Equity Loan Trust
0.519% due 03/25/2033		5	5

Citigroup Mortgage Loan Trust, Inc.
0.289% due 07/25/2045		4,405	3,331
0.299% due 05/25/2037		867	645
0.329% due 10/25/2036		110	108

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		455	458
6.681% due 12/01/2033		347	343

Countrywide Asset-Backed Certificates
0.279% due 06/25/2047		80	77
0.329% due 09/25/2047		3,099	2,897
0.409% due 09/25/2036		373	295
0.569% due 12/25/2036		212	87
0.709% due 12/25/2031		2	1

Credit Suisse First Boston Mortgage Securities Corp.
0.849% due 01/25/2032		2	2

HFC Home Equity Loan Asset-Backed Certificates
0.579% due 09/20/2033		670	592

Home Equity Asset Trust
0.829% due 11/25/2032		1	1

Home Equity Mortgage Trust
5.500% due 01/25/2037		512	53

HSI Asset Securitization Corp. Trust
0.339% due 04/25/2037		168	137

Indymac Residential Asset-Backed Trust
0.679% due 08/25/2035		800	505

Lehman XS Trust
0.309% due 11/25/2046		566	564
0.379% due 04/25/2037		3,876	2,351
0.459% due 06/25/2046		570	96
0.469% due 11/25/2046		632	138
0.549% due 11/25/2046		1,000	216

Long Beach Mortgage Loan Trust
0.509% due 10/25/2034		360	305

See Accompanying Notes	Annual Report	March 31, 2010	91

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Asset-Backed Securities Trust
0.289% due 11/25/2036		$26	$26

Merrill Lynch Mortgage Investors, Inc.
0.299% due 07/25/2037		673	646
0.309% due 09/25/2037		260	73
0.349% due 02/25/2037		117	71

Morgan Stanley Mortgage Loan Trust
0.299% due 01/25/2047		70	59
0.589% due 04/25/2037		984	382

Nationstar Home Equity Loan Trust
0.289% due 06/25/2037		171	166

Popular ABS Mortgage Pass-Through Trust
0.319% due 06/25/2047		211	189

Renaissance Home Equity Loan Trust
0.729% due 12/25/2033		860	689

Residential Asset Mortgage Products, Inc.
0.299% due 02/25/2037		72	71

Residential Asset Securities Corp.
0.299% due 02/25/2037		97	93
0.729% due 07/25/2032		43	21

SACO I, Inc.
0.289% due 05/25/2036		300	223

Saxon Asset Securities Trust
0.749% due 08/25/2032		1	1

SBI HELOC Trust
0.399% due 08/25/2036		911	874

Securitized Asset-Backed Receivables LLC Trust
0.269% due 01/25/2037		283	269

Soundview Home Equity Loan Trust
0.289% due 11/25/2036		59	35

Structured Asset Securities Corp.
0.519% due 01/25/2033		10	9
0.629% due 05/25/2034		10	8

Washington Mutual Asset-Backed Certificates
0.289% due 10/25/2036		263	176

Wells Fargo Home Equity Trust
0.459% due 10/25/2035		698	682

			23,383

BANK LOAN OBLIGATIONS 0.1%

Daimler Finance North America LLC
4.230% due 08/03/2012		1,865	1,865

Ford Motor Co.
3.230% due 12/15/2013		40	39
3.260% due 12/15/2013		701	679

			2,583

CORPORATE BONDS & NOTES 11.1%

Aetna, Inc.
6.500% due 09/15/2018		1,000	1,118

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,200	4,635
8.000% due 05/22/2068		11,700	12,998
8.625% due 05/22/2068	GBP	700	879

AutoZone, Inc.
5.875% due 10/15/2012		$1,600	1,728
6.500% due 01/15/2014		200	222
7.125% due 08/01/2018		700	795

Avnet, Inc.
6.625% due 09/15/2016		600	642

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	5,600	7,812

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of America Corp.
0.511% due 10/14/2016		$1,600	$1,449
4.000% due 03/28/2018	EUR	100	130
4.750% due 05/23/2017		6,800	8,941
4.750% due 05/06/2019		2,700	3,591

Boston Scientific Corp.
6.400% due 06/15/2016		$2,700	2,756

Cameron International Corp.
6.375% due 07/15/2018		3,000	3,244

Cardinal Health, Inc.
5.800% due 10/15/2016		1,000	1,055
6.000% due 06/15/2017		1,000	1,056

CenturyTel, Inc.
6.000% due 04/01/2017		2,800	2,863

Citigroup, Inc.
0.795% due 03/05/2014	EUR	2,200	2,788
0.805% due 06/03/2011		1,900	2,539
0.863% due 02/09/2016		5,035	6,209
0.867% due 06/28/2013		6,000	7,704
5.500% due 10/15/2014		$700	725

CNA Financial Corp.
6.000% due 08/15/2011		2,000	2,087

Computer Sciences Corp.
6.500% due 03/15/2018		6,600	7,318

Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,780

CRH America, Inc.
8.125% due 07/15/2018		1,000	1,179

CSX Corp.
6.750% due 03/15/2011		300	316

Daimler Finance North America LLC
4.875% due 06/15/2010		700	705
5.750% due 09/08/2011		3,200	3,374

Erac USA Finance LLC
6.375% due 10/15/2017		1,300	1,408

Goldman Sachs Group, Inc.
0.965% due 02/04/2013	EUR	2,000	2,612
1.115% due 02/02/2015		2,500	3,190

HCP, Inc.
5.650% due 12/15/2013		$3,000	3,139
5.950% due 09/15/2011		1,000	1,043
6.700% due 01/30/2018		2,900	2,960

Hospira, Inc.
5.550% due 03/30/2012		800	851

HRPT Properties Trust
5.750% due 11/01/2015		8,250	8,182

International Lease Finance Corp.
5.300% due 05/01/2012		8,000	7,774
5.350% due 03/01/2012		300	294
5.400% due 02/15/2012		2,400	2,363
6.625% due 11/15/2013		8,000	7,792

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		500	466

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		10,400	2,496
6.875% due 05/02/2018 (a)		14,600	3,522

Lennar Corp.
5.950% due 10/17/2011		700	721

Lexmark International, Inc.
6.650% due 06/01/2018		1,400	1,430

Loews Corp.
5.250% due 03/15/2016		800	835

Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		2,000	2,110
5.900% due 12/01/2016		1,000	1,002

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		$1,900	$1,933
6.250% due 03/15/2012		300	316

Masco Corp.
5.875% due 07/15/2012		700	732
6.125% due 10/03/2016		11,000	10,978

Maytag Corp.
5.000% due 05/15/2015		2,200	2,201

McKesson Corp.
5.700% due 03/01/2017		1,900	2,036

Merrill Lynch & Co., Inc.
0.865% due 10/31/2011	EUR	3,300	4,358
0.925% due 01/31/2014		2,700	3,407
0.959% due 05/30/2014		1,800	2,269
0.961% due 08/25/2014		600	753
1.124% due 07/22/2014		3,700	4,678
1.385% due 09/27/2012		6,800	8,964

Morgan Stanley
0.701% due 10/18/2016		$2,200	2,015
0.988% due 03/01/2013	EUR	1,000	1,292
1.089% due 04/13/2016		200	244
4.550% due 03/01/2013	AUD	5,200	4,572

Norfolk Southern Corp.
5.257% due 09/17/2014		$1,000	1,072

PPG Industries, Inc.
6.650% due 03/15/2018		4,000	4,460

ProLogis
5.625% due 11/15/2015		4,000	3,969

Qwest Corp.
3.507% due 06/15/2013		1,500	1,521

RBS Capital Trust I
4.709% due 12/29/2049		5,250	3,203

Reed Elsevier Capital, Inc.
6.750% due 08/01/2011		1,800	1,922

Regions Financial Corp.
7.750% due 11/10/2014		1,400	1,474

Reynolds American, Inc.
7.250% due 06/01/2013		4,000	4,451

Ryder System, Inc.
5.850% due 03/01/2014		500	533

Sara Lee Corp.
6.250% due 09/15/2011		2,100	2,232

Sealed Air Corp.
5.625% due 07/15/2013		2,300	2,432

Sempra Energy
6.150% due 06/15/2018		1,000	1,083

Simon Property Group LP
5.250% due 12/01/2016		1,000	992
5.600% due 09/01/2011		200	208
6.125% due 05/30/2018		4,000	4,145

Southwest Airlines Co.
5.125% due 03/01/2017		3,700	3,605

Spectra Energy Capital LLC
6.200% due 04/15/2018		1,000	1,080

Sprint Capital Corp.
8.375% due 03/15/2012		2,900	3,030
8.750% due 03/15/2032		1,100	1,026

State Street Capital Trust IV
1.257% due 06/01/2077		3,900	2,945

Tyco International Ltd.
7.000% due 12/15/2019		8,500	9,773

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,300	3,150

92	PIMCO Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Airlines, Inc.
9.060% due 06/17/2015 (a)		$173	$2

Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,119

WM Covered Bond Program
4.000% due 11/26/2016	EUR	3,500	4,796
4.375% due 05/19/2014		6,900	9,787

			271,586

MORTGAGE-BACKED SECURITIES 8.5%

Adjustable Rate Mortgage Trust
5.049% due 09/25/2035		$520	341

American Home Mortgage Assets
0.419% due 09/25/2046		2,528	1,336
0.459% due 09/25/2046		691	132
1.391% due 11/25/2046		6,513	3,051

American Home Mortgage Investment Trust
2.486% due 10/25/2034		793	656

Banc of America Funding Corp.
4.484% due 02/20/2036		3,738	3,400
5.920% due 10/20/2046		4,144	2,717
6.030% due 01/20/2047		780	546

BCAP LLC Trust
0.399% due 01/25/2037		9,939	5,110

Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035		3,174	2,959
2.810% due 03/25/2035		7,841	7,342
2.934% due 03/25/2035		1,963	1,860
3.408% due 05/25/2034		1,486	1,343
3.537% due 02/25/2034		84	72
4.601% due 10/25/2033		601	560
4.625% due 10/25/2035		3,892	3,432
4.631% due 05/25/2034		538	487
5.642% due 02/25/2033		73	71
5.726% due 02/25/2036		1,063	704

Bear Stearns Alt-A Trust
5.158% due 09/25/2035		3,946	2,923
5.458% due 11/25/2035		178	106
5.590% due 11/25/2036		5,528	3,615
5.599% due 11/25/2036		2,744	1,816
5.646% due 11/25/2036		1,568	1,018
5.663% due 02/25/2036		6,190	3,481
6.250% due 08/25/2036		3,997	1,893

Bear Stearns Commercial Mortgage Securities
0.340% due 03/15/2019		138	124

Bella Vista Mortgage Trust
0.479% due 05/20/2045		69	39

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		2,328	2,084
2.760% due 10/25/2035		3,804	3,159
4.248% due 08/25/2035		2,593	2,297
4.584% due 08/25/2035		356	307
5.629% due 07/25/2046		4,727	3,380

Commercial Mortgage Pass-Through Certificates
0.448% due 02/05/2019		300	277

Community Program Loan Trust
4.500% due 10/01/2018		336	338

Countrywide Alternative Loan Trust
0.424% due 12/20/2046		3,291	1,703
0.429% due 05/25/2036		133	68
0.429% due 06/25/2037		3,318	1,713
0.439% due 05/25/2035		2,936	1,700
0.439% due 03/20/2046		158	82
0.439% due 07/25/2046		2,781	1,525
0.479% due 09/25/2046		1,700	177
0.489% due 07/25/2046		1,300	46
0.509% due 09/20/2046		1,700	311

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.579% due 05/25/2037	$1,767	$886
0.579% due 06/25/2037	904	193
0.649% due 12/25/2035	730	271
1.971% due 11/25/2035	1,291	710
2.511% due 11/25/2035	1,026	586
5.250% due 06/25/2035	817	646
6.000% due 10/25/2032	16	14
6.000% due 01/25/2037	3,735	2,403
6.000% due 04/25/2037	3,702	2,404
6.250% due 08/25/2037	1,279	696

Countrywide Home Loan Mortgage Pass-Through Trust
0.519% due 04/25/2035	212	120
0.549% due 03/25/2035	2,168	1,186
0.559% due 02/25/2035	185	128
0.569% due 02/25/2035	217	151
0.569% due 03/25/2036	1,025	297
3.968% due 08/25/2034	246	171
4.107% due 11/19/2033	82	78
5.229% due 01/20/2035	636	586
5.250% due 02/20/2036	1,736	1,301
5.531% due 04/20/2036	1,131	769
5.981% due 09/25/2047	2,980	2,132

Credit Suisse First Boston Mortgage Securities Corp.
1.379% due 03/25/2034	437	374
3.169% due 07/25/2033	78	72
3.483% due 08/25/2033	673	640

Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	1,469	830

Deutsche ALT-A Securities, Inc.
0.299% due 01/25/2047	80	78
0.329% due 10/25/2036	247	90
5.500% due 12/25/2035	1,600	1,044
6.300% due 07/25/2036	1,516	806

First Horizon Asset Securities, Inc.
2.916% due 12/25/2033	476	448
3.117% due 07/25/2033	148	136
5.343% due 08/25/2035	424	377

GMAC Mortgage Corp. Loan Trust
4.057% due 06/25/2034	104	87

Greenpoint Mortgage Funding Trust
0.409% due 01/25/2037	2,169	1,238
0.429% due 12/25/2046	1,500	235
0.439% due 04/25/2036	1,177	628
0.449% due 06/25/2045	676	404
0.499% due 11/25/2045	135	75

Greenpoint Mortgage Pass-Through Certificates
3.474% due 10/25/2033	292	217

GS Mortgage Securities Corp. II
0.318% due 03/06/2020	274	265

GSR Mortgage Loan Trust
2.060% due 03/25/2033	465	447
2.954% due 09/25/2035	683	631

Harborview Mortgage Loan Trust
0.319% due 01/19/2038	661	653
0.419% due 07/21/2036	2,622	1,427
0.419% due 09/19/2037	1,327	721
0.419% due 01/19/2038	7,419	4,110
0.449% due 05/19/2035	1,398	831
0.469% due 03/19/2036	368	205
0.599% due 02/19/2034	10	8
3.605% due 05/19/2033	805	773
4.880% due 07/19/2035	221	160

Indymac IMSC Mortgage Loan Trust
0.409% due 07/25/2047	5,867	2,769

Indymac Index Mortgage Loan Trust
0.439% due 05/25/2046	2,012	1,082
0.469% due 06/25/2037	422	254
0.519% due 11/25/2036	1,482	451
2.948% due 12/25/2034	336	243
5.000% due 08/25/2035	766	576

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.221% due 09/25/2035	$775	$439

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,921	1,583

JPMorgan Mortgage Trust
4.400% due 11/25/2033	615	597
5.366% due 08/25/2035	1,400	1,226

Luminent Mortgage Trust
0.399% due 12/25/2036	8,885	4,712

MASTR Adjustable Rate Mortgages Trust
0.439% due 04/25/2046	624	332
0.569% due 05/25/2047	1,500	242

MASTR Alternative Loans Trust
0.629% due 03/25/2036	848	325

Mellon Residential Funding Corp.
0.670% due 12/15/2030	15	14

Merrill Lynch Mortgage Investors, Inc.
0.439% due 02/25/2036	9,923	7,163
0.479% due 08/25/2036	609	393
3.366% due 02/25/2033	275	245

MLCC Mortgage Investors, Inc.
0.479% due 11/25/2035	1,913	1,393
1.229% due 10/25/2035	3,234	2,592
4.250% due 10/25/2035	3,102	2,843

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	393	268
5.514% due 02/25/2036	620	295
5.820% due 03/25/2047	1,300	1,048
6.138% due 03/25/2047	1,100	898

Residential Accredit Loans, Inc.
0.379% due 02/25/2047	2,896	1,333
0.409% due 06/25/2046	6,613	2,462
0.439% due 04/25/2046	159	63
0.534% due 09/25/2046	2,200	344
5.665% due 09/25/2035	1,068	721

Residential Asset Securitization Trust
0.679% due 12/25/2036	759	270
5.750% due 02/25/2036	1,345	922
6.250% due 10/25/2036	979	545
6.500% due 08/25/2036	1,500	906

Residential Funding Mortgage Securities I
5.200% due 09/25/2035	544	391

Structured Adjustable Rate Mortgage Loan Trust
0.449% due 05/25/2037	197	116
1.871% due 01/25/2035	74	35
2.760% due 02/25/2034	479	409
2.825% due 04/25/2034	1,191	983
6.000% due 10/25/2037	990	500

Structured Asset Mortgage Investments, Inc.
0.419% due 07/25/2046	2,038	1,078
0.449% due 05/25/2036	5,815	3,025
0.449% due 09/25/2047	200	63
0.459% due 05/25/2045	965	612
0.479% due 07/19/2035	6,623	5,265
0.479% due 09/25/2047	742	137
0.539% due 12/25/2035	68	36
0.809% due 07/19/2034	28	23
1.971% due 08/25/2047	3,441	1,859

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	197	104

Thornburg Mortgage Securities Trust
0.349% due 10/25/2046	50	49

Wachovia Bank Commercial Mortgage Trust
0.322% due 09/15/2021	5,615	5,014

WaMu Mortgage Pass-Through Certificates
0.449% due 07/25/2046	681	180
0.459% due 04/25/2045	2,156	1,724
0.489% due 11/25/2045	495	380
0.499% due 12/25/2045	1,708	1,306

See Accompanying Notes	Annual Report	March 31, 2010	93

Schedule of Investments Foreign Bond Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.519% due 10/25/2045	$209	$162
0.539% due 01/25/2045	428	331
0.549% due 01/25/2045	293	227
0.740% due 11/25/2034	1,612	1,004
0.769% due 12/25/2027	1,128	982
1.171% due 02/25/2047	2,276	1,204
1.211% due 01/25/2047	2,086	1,104
1.231% due 04/25/2047	1,420	861
1.291% due 12/25/2046	7,061	3,906
1.451% due 06/25/2046	3,632	2,289
1.471% due 02/25/2046	117	89
1.760% due 05/25/2041	37	34
1.871% due 06/25/2042	247	192
1.871% due 08/25/2042	110	79
2.784% due 03/25/2034	1,685	1,562
2.833% due 09/25/2033	5,647	5,532
2.884% due 06/25/2033	249	237
2.953% due 08/25/2034	1,652	1,547
3.328% due 07/25/2046	1,981	1,357
3.328% due 10/25/2046	2,863	1,894
5.448% due 04/25/2037	3,469	2,358
5.558% due 12/25/2036	3,906	2,735
5.677% due 02/25/2037	2,130	1,544

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.479% due 07/25/2046	407	102
1.411% due 07/25/2046	1,261	578
1.441% due 05/25/2046	3,581	1,803

Washington Mutual MSC Mortgage Pass-Through Certificates
3.666% due 02/25/2033	12	9

Wells Fargo Mortgage-Backed Securities Trust
3.131% due 04/25/2036	1,165	995
4.950% due 03/25/2036	4,723	4,162
5.754% due 04/25/2036	923	284

		206,040

MUNICIPAL BONDS & NOTES 0.3%

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	800	681

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	2,737
5.000% due 06/01/2041	500	323

Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	5,000	3,159

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	116

		7,016

	SHARES
PREFERRED STOCKS 0.0%

SLM Corp.
4.770% due 01/16/2018	15,700	272

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 1.7%

Fannie Mae
0.289% due 07/25/2037	$3,984	$3,817
0.349% due 03/25/2034	31	30
0.379% due 08/25/2034	23	22
0.429% due 10/27/2037	7,400	7,389
0.479% due 06/25/2044	2	2
0.629% due 06/25/2029	26	26
1.671% due 06/01/2043 - 10/01/2044 (f)	586	583
2.509% due 03/01/2033 (f)	228	232
2.627% due 12/01/2034 (f)	157	159
2.835% due 11/01/2034 (f)	3,146	3,293
2.849% due 06/01/2035 (f)	160	165
3.224% due 05/01/2026	23	24
4.577% due 09/01/2019	12	12
4.679% due 12/01/2036 (f)	302	317
4.857% due 09/01/2035 (f)	795	839
5.700% due 08/01/2018 (f)	3,741	4,101
6.000% due 04/25/2043 - 07/25/2044	1,831	1,970
6.500% due 06/25/2044	51	56

Federal Housing Administration
6.896% due 07/01/2020	921	913
7.430% due 09/01/2022 - 11/01/2022	60	60

Freddie Mac
0.109% due 02/01/2011 (e)	203	203
0.160% due 05/04/2011 (e)	288	288
0.179% due 08/05/2011 (e)(g)	1,619	1,619
0.299% due 01/28/2011 (e)(g)	1,280	1,281
0.489% due 08/25/2031	52	50
0.580% due 12/15/2030	272	272
0.680% due 12/15/2031	116	116
1.681% due 10/25/2044	418	401
2.993% due 06/01/2024 (f)	53	54
3.500% due 09/01/2035 (f)	146	152
4.500% due 07/15/2018	1,438	1,490
4.792% due 11/01/2035 (f)	740	776
4.843% due 10/01/2035 (f)	635	659
5.000% due 03/15/2025	1,054	1,067
5.011% due 08/01/2035 (f)	726	761
5.079% due 03/01/2036 (f)	449	470
5.098% due 10/01/2035 (f)	673	710

Ginnie Mae
3.125% due 10/20/2029 (f)	33	33
6.000% due 08/20/2034	4,889	5,184

Small Business Administration
4.625% due 02/01/2025	748	781
4.754% due 08/10/2014	28	30
5.110% due 04/01/2025	1,706	1,801

		42,208

U.S. TREASURY OBLIGATIONS 0.3%

U.S. Treasury Notes
1.000% due 07/31/2011 (g)	3,391	3,410
1.000% due 08/31/2011 (g)	203	204
1.000% due 09/30/2011	542	544
1.000% due 10/31/2011 (e)	1,525	1,531

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.125% due 06/30/2011 (e)(g)	$806	$812

		6,501

Total United States (Cost $634,052)		559,589

SHORT-TERM INSTRUMENTS 2.0%

REPURCHASE AGREEMENTS 0.7%

Barclays Capital, Inc.
0.030% due 04/01/2010	6,000	6,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $6,129. Repurchase proceeds are $6,000.)

Goldman Sachs & Co.
0.140% due 04/05/2010	9,000	9,000
(Dated 03/11/2010. Collateralized by Fannie Mae 6.000% due 01/01/2039 valued at $8,913. Repurchase proceeds are $9,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	1,079	1,079
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 06/17/2010 valued at $1,105. Repurchase proceeds are $1,079.)

		16,079

U.S. TREASURY BILLS 1.1%
0.206% due 08/19/2010 - 09/02/2010 (b)(d)(e)(g)	27,841	27,819

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.2%
	506,839	5,075

Total Short-Term Instruments (Cost $48,972)		48,973

Total Investments 100.5% (Cost $2,545,166)		$2,448,454

Written Options (i) (0.1%) (Premiums $5,397)		(1,784)

Other Assets and Liabilities (Net) (0.4%)		(10,891)

Net Assets 100.0%		$2,435,779

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $22,612 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(e)	Securities with an aggregate market value of $6,589 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.

94	PIMCO Funds	See Accompanying Notes

March 31, 2010

(f)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $119,051 at a weighted average interest rate of 0.393%. On March 31, 2010, securities valued at $13,303 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $4,361 and cash of $10 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	430	$212
90-Day Euribor June Futures	Long	06/2011	144	329
90-Day Euribor March Futures	Long	03/2011	37	123
Australia Government 3-Year Bond June Futures	Long	06/2010	137	(76)
Euro-Bund 10-Year Bond June Futures	Long	06/2010	611	610
Euro-Bund 10-Year Bond May Futures Call Options Strike @ 124.000	Short	05/2010	130	13
Euro-Bund 10-Year Bond May Futures Call Options Strike @ 124.500	Short	05/2010	132	8
Japan Government 10-Year Bond June Futures	Long	06/2010	93	(785)

				$434

(h)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc.	DUB	(1.000%	)	09/20/2018	1.073%	$1,000	$5	$9	$(4)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.476%	1,600	(9)	0	(9)
AutoZone, Inc.	DUB	(1.000%	)	03/20/2014	0.567%	200	(3)	(3)	0
AutoZone, Inc.	GSC	(1.090%	)	09/20/2018	0.823%	700	(14)	0	(14)
Avnet, Inc.	BCLY	(1.000%	)	09/20/2016	1.638%	600	21	19	2
Bank of America Corp.	CITI	(0.170%	)	12/20/2016	1.197%	1,600	97	0	97
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	1.078%	4,000	(93)	0	(93)
Barclays Bank PLC	DUB	(1.000%	)	12/20/2017	1.507%	4,600	153	102	51
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	1.507%	6,900	(390)	0	(390)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.668%	2,700	(59)	0	(59)
British Sky Broadcasting Group PLC	DUB	(1.000%	)	03/20/2018	0.953%	1,500	(5)	(21)	16
Cameron International Corp.	DUB	(0.770%	)	09/20/2018	0.888%	3,000	25	0	25
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.716%	1,000	(17)	(19)	2
Cardinal Health, Inc.	DUB	(1.000%	)	06/20/2017	0.727%	1,000	(18)	(20)	2
CenturyTel, Inc.	BOA	(0.595%	)	06/20/2017	1.638%	2,800	180	0	180
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.496%	2,000	30	0	30
Computer Sciences Corp.	BCLY	(0.760%	)	03/20/2018	0.960%	1,000	14	0	14
Computer Sciences Corp.	BOA	(1.000%	)	03/20/2018	0.945%	1,000	(4)	(24)	20
Computer Sciences Corp.	GSC	(1.180%	)	03/20/2018	0.960%	4,600	(71)	0	(71)
COX Communications, Inc.	MSC	(0.200%	)	03/20/2011	0.319%	1,700	2	0	2
CSX Corp.	BOA	(1.000%	)	03/20/2011	0.287%	300	(2)	(3)	1
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	0.351%	700	0	0	0
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	0.463%	1,100	(3)	0	(3)
ERAC USA Finance LLC	GSC	(0.800%	)	12/20/2017	0.899%	1,300	8	0	8
Goldman Sachs Group, Inc.	CITI	(1.130%	)	03/20/2018	1.056%	5,000	(27)	0	(27)
Goldman Sachs Group, Inc.	CITI	(1.100%	)	06/20/2018	1.060%	2,500	(8)	0	(8)
Goldman Sachs Group, Inc.	CITI	(1.370%	)	06/20/2018	1.060%	3,800	(84)	0	(84)
Goldman Sachs Group, Inc.	JPM	(1.470%	)	06/20/2018	1.060%	5,700	(165)	0	(165)
Goldman Sachs Group, Inc.	UBS	(0.310%	)	06/20/2016	1.038%	500	20	0	20
HCP, Inc.	BCLY	(1.150%	)	03/20/2018	1.663%	2,900	97	0	97
HCP, Inc.	DUB	(1.000%	)	09/20/2011	0.849%	300	(1)	1	(2)
HCP, Inc.	JPM	(0.610%	)	09/20/2011	0.863%	700	2	0	2
HCP, Inc.	MSC	(2.030%	)	12/20/2013	1.374%	3,000	(71)	0	(71)
HRPT Properties Trust	MSC	(1.960%	)	12/20/2015	1.762%	8,250	(87)	0	(87)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	3.078%	2,400	132	0	132
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	3.180%	8,000	260	0	260
International Lease Finance Corp.	MSC	(1.590%	)	12/20/2013	3.613%	8,000	529	0	529
Lennar Corp.	MLP	(5.750%	)	12/20/2012	2.051%	700	(69)	0	(69)
Lexmark International, Inc.	BOA	(1.000%	)	06/20/2018	1.786%	1,400	73	65	8
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.659%	800	14	0	14
Macy’s Retail Holdings, Inc.	DUB	(1.000%	)	12/20/2016	1.879%	1,000	50	98	(48)
Marsh & McLennan Cos., Inc.	BCLY	(0.650%	)	09/20/2010	0.530%	1,900	(1)	0	(1)
Marsh & McLennan Cos., Inc.	BOA	(1.000%	)	03/20/2012	0.777%	300	(1)	(5)	4
Masco Corp.	CITI	(1.910%	)	12/20/2016	1.883%	11,000	(23)	0	(23)
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.137%	700	9	0	9
Maytag Corp.	JPM	(0.460%	)	06/20/2015	0.480%	2,200	2	0	2
McKesson Corp.	BOA	(0.380%	)	03/20/2017	0.751%	1,900	44	0	44
Merrill Lynch & Co., Inc.	DUB	(1.540%	)	06/20/2018	1.468%	2,000	(11)	0	(11)
New Albertsons, Inc.	DUB	(1.000%	)	03/20/2011	1.899%	300	3	3	0
Norfolk Southern Corp.	BOA	(1.000%	)	09/20/2014	0.494%	1,000	(22)	(20)	(2)
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.434%	2,500	(14)	0	(14)
Pearson Dollar Finance PLC	MSC	(0.540%	)	06/20/2014	0.512%	6,800	(9)	0	(9)
PPG Industries, Inc.	CSFB	(0.830%	)	03/20/2018	0.879%	4,000	13	0	13

See Accompanying Notes	Annual Report	March 31, 2010	95

Schedule of Investments Foreign Bond Fund (Unhedged) (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ProLogis	BOA	(1.480%	)	12/20/2015	2.061%		$4,000	$115	$0	$115
Reed Elsevier Capital, Inc.	DUB	(0.250%	)	09/20/2011	0.280%		1,500	0	3	(3)
Reed Elsevier Capital, Inc.	DUB	(1.000%	)	09/20/2011	0.280%		300	(3)	(3)	0
Reynolds American, Inc.	BCLY	(1.200%	)	06/20/2013	1.308%		4,000	12	0	12
Rio Tinto Alcan, Inc.	BOA	(0.290%	)	03/20/2011	0.155%		2,400	(3)	0	(3)
Ryder System, Inc.	BOA	(1.000%	)	03/20/2014	1.393%		500	7	5	2
Sara Lee Corp.	CITI	(0.330%	)	09/20/2011	0.298%		1,600	(1)	0	(1)
Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	0.980%		2,300	37	0	37
Sempra Energy	BOA	(1.000%	)	06/20/2018	0.984%		1,000	(1)	6	(7)
Simon Property Group LP	DUB	(1.000%	)	09/20/2011	0.702%		200	(1)	(1)	0
Simon Property Group LP	DUB	(1.000%	)	12/20/2016	1.470%		1,000	27	31	(4)
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	1.561%		4,000	167	0	167
Smith Group PLC	RBS	(0.530%	)	09/20/2010	0.202%	GBP	5,500	(14)	0	(14)
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	1.570%		$3,300	185	0	185
Southwest Airlines Co.	BOA	(1.000%	)	03/20/2017	1.545%		400	13	23	(10)
Spectra Energy Capital LLC	BOA	(1.000%	)	06/20/2018	0.896%		1,000	(8)	(20)	12
Sprint Capital Corp.	MLP	(0.460%	)	03/20/2012	3.332%		3,700	201	0	201
Tate & Lyle International Finance PLC	DUB	(0.250%	)	06/20/2011	0.459%		100	0	0	0
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.939%		1,000	19	0	19
Tyco International Finance S.A.	BOA	(1.000%	)	12/20/2019	0.767%		1,000	(19)	(17)	(2)
Tyco International Finance S.A.	BOA	(1.120%	)	12/20/2019	0.767%		7,500	(217)	0	(217)
UBS AG	BCLY	(1.820%	)	12/20/2013	0.731%	EUR	5,700	(307)	0	(307)
UBS AG	CITI	(2.200%	)	03/20/2014	0.756%		2,000	(151)	0	(151)
UBS AG	DUB	(2.200%	)	03/20/2014	0.756%		500	(38)	0	(38)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.376%		$1,000	7	0	7
Valeo S.A	CSFB	(1.000%	)	06/20/2013	1.160%	EUR	4,000	25	249	(224)
Vivendi S.A.	DUB	(1.000%	)	06/20/2013	0.761%		$5,300	(41)	(45)	4
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	1.116%		600	4	0	4
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.116%		6,400	(174)	0	(174)
Vivendi S.A.	RBS	(3.100%	)	06/20/2013	0.761%		1,440	(107)	0	(107)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	0.695%		500	4	0	4

								$240	$413	$(173)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Japan Government International Bond	RBS	0.480%	12/20/2010	0.071%	$1,500	$5	$0	$5

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	CSFB	(0.600%	)	06/20/2017	$51,498	$1,886	$1,271	$615
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017	95,154	3,485	2,165	1,320
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	19,245	(183)	(112)	(71)

						$5,188	$3,324	$1,864

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$8,328	$(5,246)	$(2,662)	$(2,584)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	3,944	(1,962)	(1,484)	(478)

					$(7,208)	$(4,146)	$(3,062)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

96	PIMCO Funds	See Accompanying Notes

March 31, 2010

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,000	$451	$(11)	$462
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		15,000	690	(17)	707
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		17,300	851	23	828
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		5,700	147	0	147
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		18,700	588	0	588
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	DUB	AUD	555,000	(365)	178	(543)
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	RBC		5,500	(4)	(1)	(3)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	23,200	247	(68)	315
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	JPM	EUR	75,200	2,395	775	1,620
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	BOA	JPY	30,000,000	1,778	1,761	17
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	RBS		90,240,000	5,349	5,383	(34)
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	UBS		2,900,000	172	171	1
Pay	6-Month JPY-LIBOR	1.500%	06/16/2020	BOA		7,630,000	(24)	(467)	443
Pay	6-Month JPY-LIBOR	1.500%	06/16/2020	RBS		8,360,000	(26)	(146)	120

							$12,249	$7,581	$4,668

(i)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	550	$287	$90
Call - CBOT U.S. Treasury 10-Year Note May Futures	118.500	04/23/2010	225	66	16
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	47	18	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	338	116	121
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	47	8	6

				$495	$235

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	$5,000	$45	$0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	18,100	99	71
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	18,100	104	116
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	1,400	9	4
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	1,400	6	3
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	29,200	98	76
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	29,200	161	158
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	11,100	140	0
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	19,100	156	6
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	52,900	344	207
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	52,900	423	339
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	48,700	411	16
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	4,600	23	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	15,700	75	47
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	15,700	40	39
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	8,800	59	34
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	8,800	70	56
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	24,100	145	26
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	37,500	443	1
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	9,700	102	3
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	5,400	47	1
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	100,000	987	25

							$3,987	$1,228

See Accompanying Notes	Annual Report	March 31, 2010	97

Schedule of Investments Foreign Bond Fund (Unhedged) (Cont.)

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD		$1.330	04/20/2010	EUR	20,300	$199	$95
Call - OTC EUR versus USD		1.400	04/20/2010		8,200	58	7
Put - OTC GBP versus USD		1.450	04/20/2010	GBP	9,200	147	6
Call - OTC GBP versus USD		1.540	04/20/2010		29,600	384	213
Call - OTC USD versus KRW	KRW	1,500.000	09/01/2010		$3,100	34	0
Call - OTC USD versus MXN	MXN	16.250	09/22/2010		3,400	93	0

						$915	$321

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2009	2,453	$579,800	AUD	0	EUR	101,200	GBP	0	$6,477
Sales	7,553	911,400		19,400		51,300		38,800	11,507
Closing Buys	(8,799)	(924,200)		(19,400)		(124,000)		0	(12,013)
Expirations	0	(43,100)		0		0		0	(574)
Exercised	0	0		0		0		0	0

Balance at 03/31/2010	1,207	$523,900	AUD	0	EUR	28,500	GBP	38,800	$5,397

(j)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	247,095	04/2010	JPM	$0	$(4,643)	$(4,643)
Buy		1,000	04/2010	RBC	24	0	24
Buy	BRL	23,727	04/2010	GSC	0	(207)	(207)
Sell		23,322	04/2010	GSC	0	(666)	(666)
Sell		9,651	04/2010	HSBC	0	(182)	(182)
Buy		4,704	04/2010	MSC	159	0	159
Buy		4,543	04/2010	RBS	156	0	156
Buy		320	06/2010	HSBC	1	0	1
Buy	CAD	5,457	04/2010	CSFB	28	0	28
Buy		6,218	04/2010	JPM	58	0	58
Sell		26,402	04/2010	JPM	0	(674)	(674)
Sell		1,299	04/2010	RBC	0	(20)	(20)
Buy		1,783	04/2010	RBS	68	0	68
Buy	CLP	30,015	01/2011	JPM	0	(4)	(4)
Buy	CNY	27,062	05/2010	BCLY	0	(414)	(414)
Sell		57,554	05/2010	BCLY	0	(432)	(432)
Buy		30,492	05/2010	MLP	0	(450)	(450)
Buy		41,593	06/2010	BCLY	0	(22)	(22)
Sell		9,865	06/2010	BOA	9	0	9
Buy		26,823	06/2010	HSBC	0	(14)	(14)
Sell		17,700	06/2010	MSC	18	0	18
Buy		92,328	11/2010	BCLY	0	(124)	(124)
Buy		4,172	11/2010	CITI	0	(9)	(9)
Buy		4,259	11/2010	DUB	0	(9)	(9)
Sell		45,178	11/2010	DUB	21	0	21
Sell		30,936	11/2010	HSBC	33	0	33
Buy		8,368	11/2010	JPM	0	(16)	(16)
Sell		23,353	11/2010	JPM	24	0	24
Buy		41,809	11/2010	MSC	0	(125)	(125)
Buy		37,591	11/2010	UBS	0	(13)	(13)
Buy		40,564	01/2011	BOA	0	(33)	(33)
Buy		120,949	01/2011	HSBC	0	(73)	(73)
Buy		45,255	01/2011	JPM	0	(36)	(36)
Buy		46,842	01/2011	MSC	0	(50)	(50)
Buy		55,609	06/2011	DUB	0	(61)	(61)
Buy	DKK	95,835	05/2010	DUB	0	(153)	(153)
Sell		75,100	01/2011	GSC	1,360	0	1,360
Sell	EUR	3,041	04/2010	BNP	69	0	69
Sell		123	04/2010	BOA	8	0	8
Buy		21,584	04/2010	CITI	0	(523)	(523)
Sell		20,846	04/2010	CITI	276	0	276
Buy		5,027	04/2010	CSFB	30	0	30
Sell		5,160	04/2010	CSFB	0	(24)	(24)
Buy		4,897	04/2010	DUB	0	(44)	(44)
Sell		7,300	04/2010	DUB	340	0	340
Buy		762	04/2010	GSC	0	(11)	(11)
Sell		2,880	04/2010	GSC	185	0	185
Sell		8,284	04/2010	HSBC	8	(68)	(60)

98	PIMCO Funds	See Accompanying Notes

March 31, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	3,741	04/2010	JPM	$0	$(58)	$(58)
Sell		153,294	04/2010	JPM	10,046	(3)	10,043
Buy		2,660	04/2010	MSC	0	(82)	(82)
Sell		5,064	04/2010	MSC	86	0	86
Buy		10,404	04/2010	RBC	0	(88)	(88)
Buy	EUR	3,457	04/2010	RBS	11	(6)	5
Sell		18,385	04/2010	RBS	77	(335)	(258)
Sell		5,039	04/2010	UBS	0	(67)	(67)
Sell	GBP	1,509	04/2010	JPM	0	(42)	(42)
Sell		2,524	06/2010	BCLY	0	(20)	(20)
Buy		3,186	06/2010	RBC	42	0	42
Sell		1,507	06/2010	RBC	0	(30)	(30)
Buy		82,204	06/2010	RBS	788	0	788
Buy	IDR	36,123,200	09/2010	JPM	419	0	419
Buy		10,554,840	11/2010	BCLY	31	0	31
Buy		10,411,100	11/2010	CITI	26	0	26
Buy		4,840,320	11/2010	DUB	1	0	1
Buy		9,654,250	11/2010	HSBC	11	0	11
Sell	INR	371	03/2011	BCLY	0	0	0
Sell		345	03/2011	HSBC	0	0	0
Sell		357	03/2011	JPM	0	0	0
Sell		407	03/2011	UBS	0	0	0
Sell	JPY	1,005,267	04/2010	BOA	371	0	371
Buy		909,870	04/2010	CITI	1	(109)	(108)
Sell		609,972	04/2010	CITI	0	(1)	(1)
Buy		97,488	04/2010	GSC	0	(53)	(53)
Buy		512,484	04/2010	HSBC	0	(64)	(64)
Sell		1,149,421	04/2010	JPM	128	0	128
Buy		92,682,209	04/2010	MSC	0	(29,295)	(29,295)
Sell		1,149,421	04/2010	RBC	129	0	129
Sell		7,426,896	08/2010	CITI	1,598	0	1,598
Buy	KRW	984,000	07/2010	BCLY	36	0	36
Sell		3,423,110	07/2010	BCLY	0	(81)	(81)
Buy		3,694,622	07/2010	CITI	25	0	25
Buy		1,953,287	07/2010	DUB	73	0	73
Buy		1,622,712	07/2010	MSC	56	0	56
Sell		4,831,512	07/2010	MSC	0	(111)	(111)
Sell		4,732,032	08/2010	BCLY	0	(106)	(106)
Buy		3,884,143	08/2010	MSC	115	0	115
Sell		1,999,071	08/2010	MSC	0	(44)	(44)
Buy		2,217,652	11/2010	BCLY	53	0	53
Sell		988,363	11/2010	BCLY	0	(32)	(32)
Buy		393,030	11/2010	BOA	12	0	12
Buy		2,909,373	11/2010	CITI	54	0	54
Sell		4,659,292	11/2010	CITI	0	(56)	(56)
Buy		383,658	11/2010	DUB	6	0	6
Buy		199,410	11/2010	GSC	5	0	5
Buy		2,658,000	11/2010	JPM	15	(4)	11
Buy		1,496,430	11/2010	MSC	12	0	12
Sell		2,646,695	11/2010	RBS	0	(78)	(78)
Buy	MXN	66	04/2010	CITI	0	0	0
Sell		66	04/2010	DUB	0	0	0
Buy		121,797	04/2010	GSC	625	0	625
Buy		300	04/2010	HSBC	2	0	2
Sell		930	04/2010	HSBC	0	(4)	(4)
Buy		10,864	04/2010	JPM	73	0	73
Sell		26,560	04/2010	JPM	0	(112)	(112)
Sell		44,673	04/2010	MSC	0	(193)	(193)
Sell		60,798	04/2010	UBS	0	(119)	(119)
Buy		66	09/2010	DUB	0	0	0
Buy		60,798	09/2010	UBS	117	0	117
Sell	MYR	12	06/2010	MSC	0	0	0
Sell		69	10/2010	BCLY	0	(1)	(1)
Sell		41	10/2010	CITI	0	0	0
Sell		18	10/2010	DUB	0	0	0
Sell	NOK	6,657	05/2010	DUB	14	0	14
Buy	PHP	1,148	04/2010	BCLY	0	0	0
Buy		1,134	04/2010	CITI	0	0	0
Sell		5,949	04/2010	DUB	0	(5)	(5)
Sell		1,148	11/2010	BCLY	0	0	0
Sell		1,134	11/2010	CITI	0	0	0
Buy	SEK	106,694	05/2010	DUB	0	(210)	(210)
Sell	SGD	118	09/2010	JPM	0	0	0
Sell	TWD	524	06/2010	BOA	0	0	0
Sell		615	06/2010	DUB	0	0	0

See Accompanying Notes	Annual Report	March 31, 2010	99

Schedule of Investments Foreign Bond Fund (Unhedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	TWD	659	06/2010	MSC	$0	$0	$0
Sell		85	10/2010	BCLY	0	0	0
Sell		252	10/2010	CITI	0	0	0
Buy	ZAR	74	07/2010	BCLY	1	0	1

					$17,934	$(40,509)	$(22,575)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Australia	$0	$186,730	$0	$186,730
Canada	0	85,636	16,363	101,999
France	0	360,858	0	360,858
Germany	0	492,820	0	492,820
Japan	0	126,110	0	126,110
Netherlands	0	209,075	0	209,075
United Kingdom	0	249,157	430	249,587
United States	0	558,615	974	559,589
Other Investments +++	5,075	156,611	0	161,686

Investments, at value	$5,075	$2,425,612	$17,767	$2,448,454
Financial Derivative Instruments ++++	$434	$(21,057)	$0	$(20,623)

Totals	$5,509	$2,404,555	$17,767	$2,427,831

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Australia	$12,256	$(2,750)	$27	$(187)	$2,963	$(12,309)	$0	$0
Canada	18,516	(8,750)	0	259	6,338	0	16,363	4,705
United Kingdom	0	432	0	0	(2)	0	430	(2)
United States	3,538	(1,512)	3	67	458	(1,580)	974	(7)
Other Investments +++	0	0	0	0	0	0	0	0

Investments, at value	$34,310	$(12,580)	$30	$139	$9,757	$(13,889)	$17,767	$4,696
Financial Derivative Instruments ++++	$2,878	$0	$0	$0	$(147)	$(2,731)	$0	$0

Totals	$37,188	$(12,580)	$30	$139	$9,610	$(16,620)	$17,767	$4,696

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

100	PIMCO Funds	See Accompanying Notes

March 31, 2010

(l)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable^^	$439	$0	$0	$0	$0	$439
Unrealized appreciation on foreign currency contracts	0	17,934	0	0	0	17,934
Unrealized appreciation on swap agreements	5,247	0	4,294	0	0	9,541

	$5,686	$17,934	$4,294	$0	$0	$27,914

Liabilities:
Written options outstanding	$1,463	$321	$0	$0	$0	$1,784
Unrealized depreciation on foreign currency contracts	0	40,509	0	0	0	40,509
Unrealized depreciation on swap agreements	579	0	5,660	0	0	6,239

	$2,042	$40,830	$5,660	$0	$0	$48,532

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(50)	$(11,037)	$0	$0	$0	$(11,087)
Net realized gain on futures contracts, written options and swaps	7,486	1,726	12,109	0	0	21,321
Net realized gain on foreign currency transactions	0	110,398	0	0	0	110,398

	$7,436	$101,087	$12,109	$0	$0	$120,632

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$38	$(64)	$0	$0	$0	$(26)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	51,668	594	(68,323)	0	0	(16,061)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(38,408)	0	0	0	(38,408)

	$51,706	$(37,878)	$(68,323)	$0	$0	$(54,495)

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $434 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2010	101

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 4.4%

Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014	AUD	5,000	$4,497

Bank of Scotland PLC
4.930% due 07/24/2012		7,600	7,013
5.250% due 07/24/2012		4,000	3,631

Citigroup Pty Ltd.
5.080% due 06/18/2012		23,500	21,616
5.500% due 06/18/2012		9,000	8,241

Commonwealth Bank of Australia
4.500% due 02/20/2014		18,900	16,544

ING Bank Australia Ltd.
4.485% due 08/28/2013		2,000	1,831
5.750% due 08/28/2013		3,800	3,479

Medallion Trust
0.382% due 05/25/2035		$1,918	1,851

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	3,350	3,117

Puma Finance Ltd.
0.321% due 02/21/2038		$3,039	2,892
4.090% due 08/22/2037	AUD	3,329	2,973
4.332% due 07/12/2036		1,466	1,308

Seven Media Group
5.730% due 12/28/2012		1,500	1,266
6.058% due 02/07/2013		6,286	5,307

Superannuation Members Home Loans Global Fund
0.394% due 03/09/2036		$4,446	4,399

Swan Trust
0.330% due 05/12/2037		238	233

Torrens Trust
4.340% due 10/19/2038	AUD	8,009	7,196

Westpac Banking Corp.
0.534% due 09/10/2014		$10,000	10,026
2.700% due 12/09/2014		5,000	4,970
4.408% due 05/25/2017	AUD	1,000	890
4.750% due 03/05/2014		2,000	1,765

Total Australia (Cost $103,501)			115,045

BERMUDA 0.4%

Merna Reinsurance Ltd.
0.901% due 06/30/2012		$10,700	10,588

Total Bermuda (Cost $10,519)			10,588

CANADA 5.3%

Agrium, Inc.
6.750% due 01/15/2019		$5,000	5,548

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	18,300	18,600

Canada Government Bond
1.500% due 06/01/2012		33,300	32,515
2.500% due 06/01/2015		25,200	24,333

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	12,371

Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	1,700	1,733

Glacier Credit Card Trust
5.027% due 02/20/2013		6,400	6,684

Honda Canada Finance, Inc.
0.621% due 03/26/2012		3,000	2,888

Master Credit Card Trust
5.297% due 08/21/2012		2,700	2,831

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Province of Ontario Canada
5.600% due 06/02/2035	CAD	8,400	$9,212

Province of Quebec Canada
5.000% due 12/01/2038		12,100	12,155
5.750% due 12/01/2036		8,700	9,651

Total Canada (Cost $136,050)			138,521

CAYMAN ISLANDS 0.7%

Foundation Re II Ltd.
7.000% due 11/26/2010		$1,650	1,636

Green Valley Ltd.
4.292% due 01/10/2011	EUR	2,400	3,240

Longpoint Re Ltd.
5.507% due 11/08/2011		$2,900	2,901

Residential Reinsurance 2007 Ltd.
6.252% due 06/07/2010		400	402
8.002% due 06/07/2010		6,300	6,350

Vita Capital III Ltd.
1.351% due 01/01/2011		4,000	3,935

Total Cayman Islands (Cost $18,765)			18,464

DENMARK 0.4%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	1,126	218

Realkredit Danmark A/S
2.000% due 01/01/2011		35,000	6,365
2.730% due 01/01/2038		14,653	2,595

Total Denmark (Cost $9,489)			9,178

FRANCE 11.0%

ASSET-BACKED SECURITIES 0.0%

AUTO Asset-Backed Securities SRL
0.771% due 02/25/2019	EUR	300	400

CORPORATE BONDS & NOTES 4.0%

BNP Paribas Home Loan Covered Bonds S.A.
4.125% due 01/24/2011		13,600	18,826
4.750% due 05/28/2013		3,800	5,560

BPCE S.A.
6.117% due 10/29/2049		3,700	4,073

Cie de Financement Foncier
2.000% due 02/17/2012		6,700	9,132
3.875% due 02/11/2011		4,000	5,535
4.500% due 01/09/2013		3,500	5,060

CM-CIC Covered Bonds
5.250% due 06/09/2010		5,200	7,078

Dexia Credit Local
0.501% due 01/12/2012		$20,900	20,903
0.899% due 09/23/2011		12,400	12,494

Societe Generale
5.922% due 04/29/2049		700	605
7.756% due 05/29/2049	EUR	4,550	6,176

Vivendi S.A.
5.750% due 04/04/2013		$7,000	7,536

			102,978

SOVEREIGN ISSUES 7.0%

France Government Bond
3.500% due 04/25/2015	EUR	4,600	6,550
3.750% due 10/25/2019		1,700	2,375

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 10/25/2013	EUR	8,000	$11,648
4.000% due 04/25/2014		11,400	16,612
4.000% due 10/25/2014		39,000	56,850
4.250% due 04/25/2019		25,800	37,611
4.250% due 10/25/2023		19,588	27,910
5.500% due 04/25/2029		1,840	2,999

France Treasury Notes
3.000% due 01/12/2011		10,900	15,007
3.750% due 01/12/2013		400	576

Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		1,700	2,346
3.375% due 05/05/2014		$1,100	1,143

			181,627

Total France (Cost $297,793)			285,005

GERMANY 22.6%

ASSET-BACKED SECURITIES 0.0%

Driver One GmbH
0.519% due 10/21/2015	EUR	81	109

CORPORATE BONDS & NOTES 0.5%

Kreditanstalt fuer Wiederaufbau
3.875% due 01/21/2019		8,500	12,102

SOVEREIGN ISSUES 22.1%

Republic of Germany
1.250% due 03/11/2011		2,100	2,856
2.250% due 12/10/2010		26,400	36,092
3.250% due 01/04/2020		15,000	20,552
3.500% due 04/12/2013		16,100	23,120
3.750% due 01/04/2015		4,500	6,529
3.750% due 01/04/2019		15,500	22,143
4.000% due 10/11/2013		29,210	42,725
4.000% due 01/04/2037		1,200	1,659
4.250% due 07/04/2014		1,700	2,512
4.500% due 01/04/2013		5,700	8,363
4.750% due 07/04/2034		10,600	16,305
4.750% due 07/04/2040		4,100	6,447
5.000% due 07/04/2012		66,600	97,745
5.250% due 01/04/2011		13,000	18,182
5.500% due 01/04/2031		47,850	79,970
5.625% due 01/04/2028		20,270	33,956
6.250% due 01/04/2030		29,112	52,591
6.500% due 07/04/2027		56,260	102,916

			574,663

Total Germany (Cost $590,361)			586,874

IRELAND 0.5%

Celtic Residential Irish Mortgage Securitisation
0.639% due 06/13/2035	EUR	677	832

DECO Series
0.839% due 10/27/2019		45	55

Depfa ACS Bank
1.650% due 12/20/2016	JPY	360,000	3,367

German Residential Asset Note Distributor PLC
0.917% due 07/20/2016	EUR	1,475	1,761

Immeo Residential Finance PLC
0.810% due 12/15/2016		4,080	4,825

SC Germany Auto
0.481% due 08/11/2015		1,184	1,586
0.543% due 07/10/2019		500	661

Total Ireland (Cost $12,984)			13,087

102	PIMCO Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ITALY 0.1%

Locat Securitisation Vehicle SRL
0.811% due 12/12/2028	EUR	65	$85

Siena Mortgages SpA
0.879% due 12/16/2038		494	660

Vela Home SRL
0.952% due 10/24/2027		461	622

Total Italy (Cost $1,464)			1,367

JAPAN 11.0%

SOVEREIGN ISSUES 11.0%

Japan Government International Bond
0.200% due 02/15/2012	JPY	2,830,000	30,288
0.700% due 09/20/2014		2,420,000	26,127
0.900% due 03/20/2014		5,110,000	55,690
1.500% due 12/20/2017		8,900,000	98,522
1.500% due 09/20/2018		2,150,000	23,631
1.800% due 06/20/2017		2,850,000	32,312
2.300% due 06/20/2035		800,000	8,605
2.400% due 03/20/2034		950,000	10,445

Total Japan (Cost $270,225)			285,620

JERSEY, CHANNEL ISLANDS 0.3%

Arran Master Trust
0.307% due 12/15/2012		$400	396

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,400	1,902

WPP PLC
6.000% due 04/04/2017	GBP	4,075	6,488

Total Jersey, Channel Islands (Cost $7,035)			8,786

LIBERIA 0.1%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,719

Total Liberia (Cost $1,704)			1,719

LUXEMBOURG 0.6%

Tyco Electronics Group S.A.
5.950% due 01/15/2014		$2,000	2,157
6.550% due 10/01/2017		13,000	14,324

Total Luxembourg (Cost $15,115)			16,481

MEXICO 0.0%

C10 Capital SPV Ltd.
6.722% due 12/31/2049		540	385

Total Mexico (Cost $540)			385

NETHERLANDS 4.4%

ABN AMRO Bank NV
3.750% due 01/12/2012	EUR	8,800	12,344

Achmea Hypotheekbank NV
0.599% due 11/03/2014		$7,200	7,200

Atomium Mortgage Finance BV
0.628% due 07/01/2034	EUR	244	319

Delphinus BV
0.826% due 09/25/2096		400	532

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dutch MBS BV
0.820% due 07/02/2037	EUR	199	$260
0.980% due 10/02/2079		2,132	2,877

Dutch Mortgage Portfolio Loans BV
0.910% due 11/20/2035		734	967

Fortis Bank Nederland NV
3.375% due 05/19/2014		19,000	26,753

LeasePlan Corp. NV
3.125% due 02/10/2012		50	70
3.250% due 05/22/2014		5,300	7,439

Netherlands Government Bond
4.000% due 01/15/2011		9,400	13,037
4.000% due 07/15/2018		100	144
4.250% due 07/15/2013		4,890	7,171
4.500% due 07/15/2017		8,600	12,856
5.500% due 01/15/2028		200	329

NIBC Bank NV
0.632% due 12/02/2014		$22,500	22,520

Saecure BV
0.811% due 05/25/2036	EUR	156	208

Total Netherlands (Cost $115,250)			115,026

NORWAY 0.2%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	3,100	4,331

Total Norway (Cost $4,773)			4,331

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	6,093

Total South Korea (Cost $6,473)			6,093

UNITED KINGDOM 6.4%

Barclays Bank PLC
10.179% due 06/12/2021		$4,400	5,753

Bauhaus Securities Ltd.
0.985% due 10/30/2052	EUR	348	465

GKN Holdings PLC
7.000% due 05/14/2012	GBP	5,700	9,376

Hanson Ltd.
6.125% due 08/15/2016		$2,000	1,981

HBOS PLC
6.750% due 05/21/2018		2,000	1,840

LBG Capital No. 1 PLC
8.000% due 12/29/2049		500	430
8.500% due 12/29/2049		20,900	18,288

LBG Capital No. 2 PLC
11.250% due 09/14/2023	GBP	1,600	2,537

Lloyds TSB Bank PLC
12.000% due 12/29/2049		$11,300	12,612

National Grid PLC
4.980% due 06/22/2011 (j)	CAD	4,900	4,957

Pearson Dollar Finance PLC
5.500% due 05/06/2013		$2,500	2,663

Permanent Financing PLC
0.782% due 09/10/2032	EUR	100	134

Royal Bank of Scotland Group PLC
1.149% due 04/23/2012		$17,200	17,449

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.650% due 04/23/2012		$4,500	$4,617
3.750% due 11/14/2011	EUR	10,800	15,182

Smiths Group PLC
7.875% due 07/12/2010	GBP	7,000	10,773

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,538

United Kingdom Gilt
4.250% due 06/07/2032	GBP	1,000	1,472
4.250% due 03/07/2036		10,850	15,795
4.500% due 12/07/2042		2,800	4,267
4.750% due 12/07/2038		22,400	35,348

Total United Kingdom (Cost $167,782)			167,477

UNITED STATES 27.8%

ASSET-BACKED SECURITIES 2.0%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$1,765	1,735

Accredited Mortgage Loan Trust
0.279% due 02/25/2037		145	143

Amortizing Residential Collateral Trust
0.809% due 07/25/2032		44	41

Amresco Residential Securities Mortgage Loan Trust
1.169% due 06/25/2029		221	136

Asset-Backed Funding Certificates
0.289% due 01/25/2037		774	759

Bear Stearns Asset-Backed Securities Trust
0.299% due 12/25/2036		55	50
0.309% due 10/25/2036		40	37
0.629% due 10/27/2032		103	83
0.679% due 03/25/2043		2	2
0.889% due 10/25/2032		65	57
1.229% due 10/25/2037		144	95

BNC Mortgage Loan Trust
0.329% due 05/25/2037		93	82

Carrington Mortgage Loan Trust
0.279% due 01/25/2037		1,226	1,172
0.549% due 10/25/2035		170	159

Citigroup Mortgage Loan Trust, Inc.
0.329% due 10/25/2036		137	136

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		386	389
6.681% due 12/01/2033		289	286

Countrywide Asset-Backed Certificates
0.279% due 07/25/2037		224	216
0.279% due 06/25/2047		1,238	1,196
0.299% due 06/25/2047		303	289
0.309% due 06/25/2037		36	34
0.309% due 10/25/2047		291	275
0.329% due 09/25/2047		4,176	3,904
0.339% due 10/25/2046		93	91
0.409% due 09/25/2036		586	463
0.569% due 12/25/2036		1,217	498

Credit Suisse First Boston Mortgage Securities Corp.
0.849% due 01/25/2032		67	48

Credit-Based Asset Servicing & Securitization LLC
0.289% due 11/25/2036		35	26

First Alliance Mortgage Loan Trust
0.459% due 12/20/2027		14	8

First Franklin Mortgage Loan Asset-Backed Certificates
0.279% due 11/25/2036		148	145

Fremont Home Loan Trust
0.279% due 10/25/2036		10	10
0.289% due 01/25/2037		38	31
0.339% due 02/25/2036		59	59

See Accompanying Notes	Annual Report	March 31, 2010	103

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Equity Asset Trust
0.829% due 11/25/2032	$2	$1

JPMorgan Mortgage Acquisition Corp.
0.279% due 10/25/2036	40	38
0.319% due 10/25/2036	717	665
0.339% due 08/25/2036	193	86

Long Beach Mortgage Loan Trust
0.509% due 10/25/2034	12	11

MASTR Asset-Backed Securities Trust
0.289% due 11/25/2036	32	32

Merrill Lynch Mortgage Investors, Inc.
0.309% due 09/25/2037	52	15
0.349% due 02/25/2037	147	89

Mesa Trust Asset-Backed Certificates
0.629% due 12/25/2031	313	258

Nationstar Home Equity Loan Trust
0.289% due 06/25/2037	229	222
0.349% due 04/25/2037	21	20

Nelnet Student Loan Trust
0.779% due 04/27/2015	36	36

Popular ABS Mortgage Pass-Through Trust
0.319% due 06/25/2047	295	265

Renaissance Home Equity Loan Trust
0.729% due 12/25/2033	155	124

Residential Asset Mortgage Products, Inc.
0.299% due 02/25/2037	241	237
0.789% due 06/25/2032	7	5

Residential Asset Securities Corp.
0.299% due 02/25/2037	162	156
0.729% due 07/25/2032	223	112

Securitized Asset-Backed Receivables LLC Trust
0.359% due 05/25/2037	77	53

SLC Student Loan Trust
0.707% due 06/15/2017	100	100

SLM Student Loan Trust
0.229% due 04/25/2014	16	16
0.239% due 10/27/2014	627	627
0.249% due 07/25/2017	200	198
0.457% due 12/17/2018	18	18
0.749% due 10/25/2017	9,100	9,099
0.929% due 07/25/2013	396	398
1.049% due 10/25/2013	29	29
1.749% due 04/25/2023	26,020	26,941

Soundview Home Equity Loan Trust
0.289% due 11/25/2036	73	44

South Carolina Student Loan Corp.
0.752% due 09/02/2014	90	90

Structured Asset Securities Corp.
0.519% due 01/25/2033	$14	$12

Wells Fargo Home Equity Trust
0.459% due 10/25/2035	879	859

		53,511

BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
4.230% due 08/03/2012	3,026	3,026

Ford Motor Co.
3.230% due 12/15/2013	115	111
3.260% due 12/15/2013	2,003	1,940

Texas Competitive Electric Holdings Co. LLC
3.729% due 10/10/2014	2,910	2,370
3.751% due 10/10/2014	30	24

		7,471

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 13.3%

Altria Group, Inc.
9.700% due 11/10/2018		$11,500	$14,162

American International Group, Inc.
0.361% due 10/18/2011		5,000	4,790
4.875% due 03/15/2067	EUR	5,500	4,903
5.600% due 10/18/2016		$1,300	1,211
5.750% due 03/15/2067	GBP	8,200	8,213
8.000% due 05/22/2068	EUR	4,600	5,110
8.250% due 08/15/2018		$300	315

Anadarko Petroleum Corp.
6.125% due 03/15/2012		3,900	4,218

AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,160
6.500% due 01/15/2014		1,000	1,108

Avnet, Inc.
6.625% due 09/15/2016		1,700	1,819

Avon Products, Inc.
6.500% due 03/01/2019		1,500	1,688

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	5,900	8,230

Bank of America Corp.
4.750% due 05/23/2017		12,700	16,699
4.750% due 05/06/2019		100	133

Black & Decker Corp.
5.750% due 11/15/2016		$3,000	3,287

Boston Scientific Corp.
6.000% due 06/15/2011		400	416
6.400% due 06/15/2016		4,300	4,389

Brunswick Corp.
11.750% due 08/15/2013		3,000	3,375

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017		2,669	2,863

Cardinal Health, Inc.
6.000% due 06/15/2017		10,000	10,561

Citigroup, Inc.
0.701% due 01/16/2012	GBP	5,800	8,539
0.795% due 03/05/2014	EUR	700	887
0.867% due 06/28/2013		4,100	5,265
4.750% due 02/10/2019		8,150	10,421
6.000% due 08/15/2017		$7,000	7,168

CNA Financial Corp.
5.850% due 12/15/2014		3,000	3,056
6.000% due 08/15/2011		3,600	3,757

Computer Sciences Corp.
6.500% due 03/15/2018		6,000	6,653

CSX Corp.
6.750% due 03/15/2011		2,300	2,420

Daimler Finance North America LLC
4.875% due 06/15/2010		1,000	1,007
5.750% due 09/08/2011		1,900	2,003
6.500% due 11/15/2013		400	444

Dominion Resources, Inc.
5.600% due 11/15/2016		2,000	2,162

Fortune Brands, Inc.
5.375% due 01/15/2016		7,400	7,716

GATX Financial Corp.
5.125% due 04/15/2010		500	500

HCP, Inc.
5.650% due 12/15/2013		6,000	6,277
5.950% due 09/15/2011		1,400	1,461

Humana, Inc.
6.300% due 08/01/2018		6,300	6,420

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

International Lease Finance Corp.
5.350% due 03/01/2012		$2,900	$2,842
5.400% due 02/15/2012		2,700	2,658
5.750% due 06/15/2011		1,000	1,005
6.625% due 11/15/2013		8,000	7,792

JPMorgan Chase & Co.
6.300% due 04/23/2019		1,300	1,437

JPMorgan Chase & Co., Inc. CPI Linked Bond
0.615% due 02/15/2012		4,670	4,696

JPMorgan Chase Bank N.A.
0.587% due 06/13/2016		1,350	1,269

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		500	466

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		8,400	1,974
5.625% due 01/24/2013 (a)		6,800	1,632
6.875% due 05/02/2018 (a)		7,000	1,689

Lennar Corp.
5.950% due 10/17/2011		3,100	3,193

Limited Brands, Inc.
6.900% due 07/15/2017		5,000	5,125

Loews Corp.
5.250% due 03/15/2016		1,200	1,252

Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		4,000	4,200

Marriott International, Inc.
5.810% due 11/10/2015		1,300	1,356
6.375% due 06/15/2017		4,300	4,508

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,238

Masco Corp.
5.875% due 07/15/2012		1,000	1,046

Merrill Lynch & Co., Inc.
0.959% due 05/30/2014	EUR	7,000	8,824
0.961% due 08/25/2014		300	377
1.124% due 07/22/2014		10,000	12,643
1.385% due 09/27/2012		2,700	3,559

Morgan Stanley
0.959% due 11/29/2013		5,050	6,423
1.089% due 04/13/2016		2,000	2,443
1.100% due 01/16/2017		1,550	1,864

Nabors Industries, Inc.
6.150% due 02/15/2018		$2,000	2,134

Newell Rubbermaid, Inc.
5.500% due 04/15/2013		5,000	5,266

NiSource Finance Corp.
6.400% due 03/15/2018		4,000	4,295

Omnicom Group, Inc.
5.900% due 04/15/2016		1,000	1,083

RBS Capital Trust I
4.709% due 12/29/2049		2,000	1,220

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,265

Reynolds American, Inc.
6.750% due 06/15/2017		500	536

Ryder System, Inc.
6.000% due 03/01/2013		5,000	5,373

Sealed Air Corp.
5.625% due 07/15/2013		12,900	13,643

Sempra Energy
6.150% due 06/15/2018		8,000	8,663

Sheraton Holding Corp.
7.375% due 11/15/2015		5,000	5,238

104	PIMCO Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Corp.
4.750% due 03/17/2014	EUR	3,020	$3,824
8.450% due 06/15/2018		$2,000	2,026

Southwest Airlines Co.
5.125% due 03/01/2017		1,100	1,072
6.500% due 03/01/2012		500	531

Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	5,401

Sprint Capital Corp.
8.750% due 03/15/2032		800	746

Tyco International Ltd.
7.000% due 12/15/2019		7,000	8,048

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	3,200	4,383

Union Pacific Corp.
7.000% due 02/01/2016		$1,000	1,160

Viacom, Inc.
6.250% due 04/30/2016		6,400	7,079

			345,303

MORTGAGE-BACKED SECURITIES 8.8%

Adjustable Rate Mortgage Trust
5.049% due 09/25/2035		568	372

American Home Mortgage Assets
0.419% due 05/25/2046		750	398
0.439% due 10/25/2046		2,660	1,339
0.459% due 09/25/2046		638	122
1.171% due 02/25/2047		7,791	3,712
1.391% due 11/25/2046		11,832	5,544

Banc of America Funding Corp.
4.484% due 02/20/2036		2,266	2,060
5.749% due 03/20/2036		1,111	773
5.920% due 10/20/2046		291	191
6.030% due 01/20/2047		780	546

BCAP LLC Trust
0.399% due 01/25/2037		16,922	8,700

Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035		3,174	2,959
2.810% due 03/25/2035		5,159	4,831
2.934% due 03/25/2035		1,198	1,136
3.408% due 05/25/2034		990	894
3.537% due 02/25/2034		98	84
4.142% due 11/25/2034		28	25
4.601% due 10/25/2033		556	519
4.631% due 05/25/2034		703	637

Bear Stearns Alt-A Trust
3.854% due 08/25/2036		533	279
5.158% due 09/25/2035		7,024	5,204
5.198% due 08/25/2036		1,600	476
5.458% due 11/25/2035		267	159
5.590% due 11/25/2036		5,946	3,888
5.646% due 11/25/2036		1,380	896
5.652% due 01/25/2036		150	85
5.663% due 02/25/2036		8,095	4,552
6.250% due 08/25/2036		4,347	2,059

Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050		4,100	3,964

Bear Stearns Mortgage Funding Trust
0.299% due 02/25/2037		26	25

Citigroup Mortgage Loan Trust, Inc.
2.760% due 10/25/2035		8,896	7,386
2.990% due 12/25/2035		498	454
4.248% due 08/25/2035		2,543	2,252
5.864% due 03/25/2037		2,471	1,274
5.969% due 09/25/2037		3,891	2,653

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	$14,700	$14,250

Commercial Mortgage Pass-Through Certificates
0.730% due 02/16/2034	1,814	1,760

Countrywide Alternative Loan Trust
0.399% due 01/25/2037	1,600	822
0.409% due 02/20/2047	852	428
0.419% due 09/25/2046	2,514	1,198
0.424% due 12/20/2046	9,045	4,680
0.429% due 05/25/2036	177	91
0.439% due 03/20/2046	211	110
0.439% due 07/20/2046	2,123	840
0.439% due 07/25/2046	160	81
0.459% due 08/25/2046	572	123
0.579% due 05/25/2037	1,502	753
1.971% due 11/25/2035	982	540
2.511% due 11/25/2035	836	478
5.250% due 06/25/2035	744	589
5.849% due 02/25/2037	695	484
6.000% due 10/25/2032	20	18
6.000% due 01/25/2037	3,171	2,040
6.000% due 04/25/2037	1,494	970
6.250% due 08/25/2037	1,119	609

Countrywide Home Loan Mortgage Pass-Through Trust
0.519% due 04/25/2035	50	29
0.549% due 03/25/2035	1,656	900
0.559% due 02/25/2035	37	26
3.510% due 11/25/2034	1,036	879
3.968% due 08/25/2034	262	182
4.107% due 11/19/2033	103	98
5.265% due 02/25/2047	1,176	698
5.330% due 02/20/2036	2,855	1,832
5.380% due 03/25/2037	1,115	638

Credit Suisse First Boston Mortgage Securities Corp.
1.379% due 03/25/2034	874	747
2.118% due 05/25/2032	30	29
3.169% due 07/25/2033	85	78
3.483% due 08/25/2033	440	418

Deutsche ALT-A Securities, Inc.
0.309% due 02/25/2037	10	10

Downey Savings & Loan Association Mortgage Loan Trust
0.549% due 07/19/2045	448	143

First Horizon Asset Securities, Inc.
2.916% due 12/25/2033	490	461
3.117% due 07/25/2033	159	146
5.343% due 08/25/2035	477	424

First Republic Mortgage Loan Trust
0.580% due 11/15/2031	163	139

GMAC Mortgage Corp. Loan Trust
4.057% due 06/25/2034	104	87

Greenpoint Mortgage Funding Trust
0.309% due 10/25/2046	53	48
0.309% due 01/25/2047	464	426
0.409% due 01/25/2037	1,446	825
0.439% due 04/25/2036	1,177	628
0.499% due 11/25/2045	271	151

Greenpoint Mortgage Pass-Through Certificates
3.474% due 10/25/2033	97	72

GS Mortgage Securities Corp. II
0.318% due 03/06/2020	274	265

GSR Mortgage Loan Trust
2.060% due 03/25/2033	507	487
2.954% due 09/25/2035	2,197	2,029

Harborview Mortgage Loan Trust
0.409% due 07/19/2046	2,922	1,535

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.419% due 09/19/2037	$995	$541
0.419% due 01/19/2038	2,607	1,444
0.449% due 05/19/2035	2,117	1,259
0.469% due 03/19/2036	396	221
3.605% due 05/19/2033	877	843
4.880% due 07/19/2035	221	160

Homebanc Mortgage Trust
5.802% due 04/25/2037	1,042	779
5.837% due 04/25/2037	1,600	851

Impac CMB Trust
1.229% due 07/25/2033	116	104

Indymac INDA Mortgage Loan Trust
5.849% due 08/25/2036	1,600	1,036

Indymac INDB Mortgage Loan Trust
0.529% due 11/25/2035	570	252

Indymac Index Mortgage Loan Trust
0.319% due 11/25/2046	44	43
0.419% due 04/25/2037	409	95
0.419% due 09/25/2046	7,314	3,803
0.469% due 06/25/2037	422	254
0.479% due 02/25/2037	1,100	151
0.529% due 06/25/2037	1,077	399
2.948% due 12/25/2034	308	223

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,464	1,206
5.550% due 10/25/2036	1,795	1,626

JPMorgan Mortgage Trust
4.400% due 11/25/2033	656	637
5.502% due 02/25/2036	2,172	1,832

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	43	43

MASTR Adjustable Rate Mortgages Trust
0.439% due 04/25/2046	4,428	2,353
0.529% due 05/25/2047	1,700	268
3.097% due 11/21/2034	95	95

MASTR Alternative Loans Trust
0.629% due 03/25/2036	767	293

Mellon Residential Funding Corp.
0.712% due 06/15/2030	149	126
2.610% due 10/20/2029	82	77

Merrill Lynch Countrywide Commercial Mortgage Trust
5.414% due 07/12/2046	7,800	7,839
5.957% due 08/12/2049	7,300	7,239

Merrill Lynch Mortgage Investors, Inc.
0.479% due 08/25/2036	466	300
3.366% due 02/25/2033	283	252

MLCC Mortgage Investors, Inc.
0.479% due 11/25/2035	115	84
4.250% due 10/25/2035	4,954	4,540

Morgan Stanley Capital I
5.692% due 04/15/2049	1,100	1,011

Residential Accredit Loans, Inc.
0.379% due 02/25/2047	3,749	1,726
0.409% due 06/25/2046	6,741	2,510
0.429% due 12/25/2046	1,400	289
0.439% due 04/25/2046	106	42
0.499% due 05/25/2046	1,200	120
0.534% due 09/25/2046	2,000	313

Residential Asset Securitization Trust
0.679% due 12/25/2036	763	271
5.750% due 02/25/2036	733	503
6.250% due 10/25/2036	984	548
6.500% due 08/25/2036	1,300	785

Residential Funding Mortgage Securities I
5.200% due 09/25/2035	605	434
6.500% due 03/25/2032	118	119

See Accompanying Notes	Annual Report	March 31, 2010	105

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sovereign Commercial Mortgage Securities Trust
5.784% due 07/22/2030	$2,283	$2,350

Structured Adjustable Rate Mortgage Loan Trust
2.760% due 02/25/2034	495	423
2.825% due 04/25/2034	715	590
5.210% due 09/25/2034	312	276
5.233% due 05/25/2036	1,600	1,023
5.369% due 09/25/2036	1,600	855

Structured Asset Mortgage Investments, Inc.
0.419% due 06/25/2036	232	124
0.439% due 05/25/2046	1,361	654
0.449% due 05/25/2036	1,285	668
0.449% due 09/25/2047	6,300	1,996
0.479% due 07/19/2035	190	176
0.479% due 09/25/2047	371	69
0.489% due 05/25/2046	759	172
0.529% due 08/25/2036	1,800	367
0.539% due 12/25/2035	22	12
0.809% due 07/19/2034	36	29
1.971% due 08/25/2047	3,613	1,952

TBW Mortgage-Backed Pass-Through Certificates
0.339% due 01/25/2037	27	24

Thornburg Mortgage Securities Trust
0.349% due 10/25/2046	604	590
3.856% due 10/25/2043	204	191

Wachovia Bank Commercial Mortgage Trust
5.416% due 01/15/2045	6,600	6,653
5.572% due 10/15/2048	600	591

WaMu Mortgage Pass-Through Certificates
0.459% due 04/25/2045	83	66
0.489% due 11/25/2045	989	761
0.539% due 01/25/2045	1,060	821
0.769% due 12/25/2027	3,024	2,631
1.171% due 03/25/2047	3,624	2,122
1.211% due 01/25/2047	1,884	997
1.221% due 06/25/2047	825	248
1.231% due 04/25/2047	8,001	4,850
1.451% due 06/25/2046	303	191
1.471% due 02/25/2046	312	238
1.760% due 05/25/2041	14	13
2.884% due 06/25/2033	249	237
3.078% due 02/27/2034	984	933
3.328% due 07/25/2046	757	519
3.328% due 10/25/2046	130	86
5.396% due 02/25/2037	2,105	1,482
5.558% due 12/25/2036	8,211	5,749
5.677% due 02/25/2037	5,916	4,289
5.828% due 02/25/2037	2,160	1,485

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.479% due 07/25/2046	163	41
1.231% due 04/25/2047	837	178
1.241% due 04/25/2047	1,185	319
1.311% due 05/25/2047	792	165
1.411% due 07/25/2046	1,331	610

Wells Fargo Mortgage-Backed Securities Trust
4.607% due 06/25/2035	5,504	5,413
4.687% due 12/25/2033	31	31
4.950% due 03/25/2036	9,387	8,273
5.754% due 04/25/2036	923	284

		228,498

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.1%

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	$2,980	$3,120

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	115

		3,235

	SHARES
PREFERRED STOCKS 0.2%

DG Funding Trust
2.501% due 12/31/2049	640	5,216

SLM Corp.
4.720% due 03/15/2017	20,000	351

		5,567

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 2.5%

Fannie Mae
0.349% due 03/25/2034	$196	189
0.529% due 03/25/2036	129	128
1.671% due 06/01/2043	198	198
2.450% due 01/01/2023	54	55
2.605% due 04/01/2032	59	60
2.627% due 12/01/2034	1,098	1,113
2.766% due 06/01/2035	1,593	1,638
2.835% due 11/01/2034	4,944	5,175
2.915% due 11/01/2022	16	17
3.029% due 08/01/2023	149	154
3.204% due 12/01/2030	17	18
5.310% due 12/01/2010	21,413	21,680
5.370% due 12/01/2015	2,596	2,834
6.000% due 04/25/2043 - 07/25/2044	3,105	3,340

Freddie Mac
0.109% due 02/01/2011	266	266
0.160% due 05/04/2011 (d)	279	279
0.311% due 04/01/2011 (d)	3,187	3,191
0.580% due 12/15/2030	481	481
0.630% due 11/15/2016 - 03/15/2017	156	156
1.681% due 10/25/2044 - 02/25/2045	5,732	5,489
3.122% due 06/01/2022	183	187
3.500% due 09/01/2035	317	329
4.500% due 11/15/2015 - 07/15/2023	654	672
5.000% due 07/15/2025	150	151
6.000% due 12/01/2033	1,795	1,931
9.050% due 06/15/2019	3	3

Ginnie Mae
3.125% due 11/20/2021 - 11/20/2030	223	226
3.625% due 07/20/2022 - 08/20/2027	484	499
4.375% due 05/20/2022 - 05/20/2030	833	861
6.000% due 08/20/2034	7,563	8,019

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Small Business Administration
5.600% due 09/01/2028	$2,326	$2,503
5.980% due 05/01/2022	3,743	4,038
6.344% due 08/01/2011	174	183
6.640% due 02/01/2011	114	119

		66,182

U.S. TREASURY OBLIGATIONS 0.6%

U.S. Treasury Notes
1.000% due 07/31/2011 (f)	6,606	6,642
1.000% due 08/31/2011	537	540
1.000% due 09/30/2011	521	523
1.000% due 10/31/2011	376	378
1.125% due 06/30/2011 (f)	6,358	6,406

		14,489

Total United States (Cost $747,580)		724,256

SHORT-TERM INSTRUMENTS 1.7%

REPURCHASE AGREEMENTS 0.3%

Barclays Capital, Inc.
0.030% due 04/01/2010	$3,000	3,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $3,072. Repurchase proceeds are $3,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	5,602	5,602
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $5,715. Repurchase proceeds are $5,602.)

		8,602

U.S. TREASURY BILLS 0.3%
0.187% due 08/19/2010 - 09/09/2010 (b)(d)(f)	8,703	8,696

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.1%
	2,784,202	27,878

Total Short-Term Instruments (Cost $45,176)		45,176

PURCHASED OPTIONS (h) 0.0%
(Cost $3)		2

Total Investments 98.1% (Cost $2,562,582)		$2,553,481

Written Options (i) (0.1%) (Premiums $5,183)		(1,800)

Other Assets and Liabilities (Net) 2.0%		50,820

Net Assets 100.0%		$2,602,501

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $11,334 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.

106	PIMCO Funds	See Accompanying Notes

March 31, 2010

(e)	The average amount of borrowings while outstanding during the period ended March 31, 2010, was $92,280 at a weighted average interest rate of 0.295%. On March 31, 2010, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $3,317 and cash of $6 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	260	$128
90-Day Euribor June Futures	Long	06/2011	180	411
Australia Government 3-Year Bond June Futures	Long	06/2010	100	(56)
Euro-Bund 10-Year Bond June Futures	Long	06/2010	444	504
Euro-Bund 10-Year Bond May Futures Call Options Strike @ EUR 124.000	Short	05/2010	272	22
Euro-Schatz June Futures	Long	06/2010	10	2
Japan Government 10-Year Bond June Futures	Long	06/2010	88	(751)

				$260

(g)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Agrium, Inc.	MLP	(1.250%	)	03/20/2019	1.003%	$5,000	$(95)	$0	$(95)
Altria Group, Inc.	BCLY	(1.090%	)	12/20/2018	1.950%	3,500	209	0	209
Altria Group, Inc.	GSC	(1.520%	)	12/20/2018	1.950%	5,000	148	0	148
Altria Group, Inc.	MSC	(1.550%	)	12/20/2018	1.950%	3,000	82	0	82
Anadarko Petroleum Corp.	BCLY	(0.330%	)	03/20/2012	0.436%	3,900	8	77	(69)
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.577%	1,000	(19)	0	(19)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.476%	2,000	(11)	0	(11)
Avnet, Inc.	UBS	(1.530%	)	09/20/2016	1.664%	1,700	12	0	12
Avon Products, Inc.	BOA	(0.770%	)	03/20/2019	0.756%	1,500	(2)	0	(2)
Bear Stearns Cos. LLC	DUB	(0.870%	)	03/20/2018	0.626%	6,000	(104)	0	(104)
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	0.340%	3,000	(127)	0	(127)
Boston Scientific Corp.	BOA	(0.510%	)	06/20/2011	0.863%	400	1	14	(13)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.668%	4,300	(94)	0	(94)
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	3.884%	3,000	(24)	0	(24)
Burlington Northern Santa Fe Corp.	BOA	(0.500%	)	06/20/2017	0.612%	2,669	19	0	19
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.739%	5,000	47	0	47
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.739%	5,000	40	35	5
CNA Financial Corp.	BCLY	(1.390%	)	12/20/2014	2.096%	3,000	89	0	89
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.496%	3,600	55	0	55
Computer Sciences Corp.	BOA	(1.060%	)	03/20/2018	0.960%	6,000	(43)	0	(43)
CSX Corp.	JPM	(0.165%	)	03/20/2011	0.291%	2,300	3	0	3
Daimler Finance N.A. LLC	BCLY	(0.535%	)	09/20/2011	0.463%	800	(1)	68	(69)
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	0.351%	1,000	(1)	0	(1)
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	0.463%	1,500	(4)	0	(4)
Dominion Resources, Inc.	CITI	(0.475%	)	12/20/2016	0.614%	2,000	17	0	17
Fortune Brands, Inc.	BOA	(1.460%	)	03/20/2016	1.273%	7,400	(78)	0	(78)
GATX Financial Corp.	JPM	(0.160%	)	06/20/2010	0.912%	500	1	0	1
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	1.948%	1,000	53	243	(190)
Hanson Ltd.	BCLY	(5.000%	)	09/20/2016	1.948%	1,000	(172)	485	(657)
HCP, Inc.	BCLY	(0.550%	)	09/20/2011	0.863%	400	2	50	(48)
HCP, Inc.	JPM	(0.610%	)	09/20/2011	0.863%	1,000	4	0	4
HCP, Inc.	MSC	(2.030%	)	12/20/2013	1.374%	6,000	(143)	0	(143)
Humana, Inc.	BCLY	(1.050%	)	09/20/2018	2.043%	1,800	120	0	120
Humana, Inc.	JPM	(1.530%	)	09/20/2018	2.043%	4,500	154	0	154
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	3.078%	2,700	148	0	148
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	3.613%	7,000	474	0	474
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	3.078%	2,900	161	0	161
International Lease Finance Corp.	MSC	(1.360%	)	06/20/2011	2.517%	1,000	14	49	(35)
International Lease Finance Corp.	MSC	(1.540%	)	12/20/2013	3.613%	1,000	68	133	(65)
JPMorgan Chase & Co.	RBS	(1.050%	)	03/20/2018	0.626%	2,000	(60)	0	(60)
Lennar Corp.	CITI	(6.000%	)	12/20/2011	1.700%	2,400	(179)	0	(179)
Lennar Corp.	MLP	(5.750%	)	12/20/2012	2.051%	700	(69)	0	(69)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.659%	1,150	21	0	21
Ltd Brands, Inc.	BOA	(2.850%	)	09/20/2017	2.119%	4,000	(185)	548	(733)
Ltd Brands, Inc.	BOA	(3.550%	)	09/20/2017	2.119%	1,000	(90)	98	(188)
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	1.181%	4,000	(147)	0	(147)
Marriott International, Inc.	BCLY	(1.250%	)	12/20/2015	1.096%	1,300	(11)	205	(216)
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	1.166%	4,300	(155)	0	(155)
Marsh & McLennan Cos., Inc.	BCLY	(0.650%	)	09/20/2010	0.530%	2,200	(2)	0	(2)
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.137%	1,000	13	0	13
Merrill Lynch & Co., Inc.	CITI	(1.380%	)	06/20/2018	1.468%	5,000	28	0	28
Nabors Industries, Inc.	CITI	(0.820%	)	03/20/2018	1.484%	2,000	89	0	89
National Grid PLC	BCLY	(0.208%	)	06/20/2011	0.397%	4,300	10	0	10
Newell Rubbermaid, Inc.	GSC	(0.780%	)	06/20/2013	0.818%	5,000	5	0	5

See Accompanying Notes	Annual Report	March 31, 2010	107

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
NiSource Finance Corp.	CITI	(1.660%	)	03/20/2018	1.434%		$4,000	$(62)	$0	$(62)
Omnicom Group, Inc.	CITI	(0.940%	)	06/20/2016	0.879%		1,000	(4)	0	(4)
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.434%		2,500	(14)	0	(14)
Reed Elsevier Capital, Inc.	MSC	(0.280%	)	06/20/2012	0.351%		1,200	2	0	2
Reynolds American, Inc.	BCLY	(3.460%	)	06/20/2017	1.828%		500	(50)	0	(50)
Royal Caribbean Cruises Ltd.	BOA	(0.480%	)	06/20/2010	0.942%		1,700	2	0	2
Ryder System, Inc.	CITI	(1.160%	)	03/20/2013	1.249%		5,000	11	0	11
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	0.980%		6,000	(13)	198	(211)
Sealed Air Corp.	BOA	(1.135%	)	09/20/2013	0.980%		6,900	(38)	0	(38)
Sempra Energy	CITI	(0.795%	)	06/20/2018	1.000%		8,000	114	0	114
Sheraton Holding Corp.	DUB	(2.390%	)	12/20/2015	1.604%		5,000	(205)	231	(436)
Smith Group PLC	RBS	(0.530%	)	09/20/2010	0.202%	GBP	7,000	(18)	0	(18)
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	1.570%		$1,100	61	90	(29)
Southwest Airlines Co.	DUB	(0.420%	)	03/20/2012	0.835%		500	4	0	4
Spectra Energy Capital LLC	DUB	(0.860%	)	06/20/2018	0.911%		5,000	17	0	17
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.939%		1,400	27	0	27
Tyco Electronics Group S.A.	BOA	(1.100%	)	03/20/2014	0.621%		2,000	(37)	160	(197)
Tyco Electronics Group S.A.	DUB	(0.850%	)	12/20/2017	0.872%		6,000	7	0	7
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	0.872%		7,000	(39)	0	(39)
Tyco International Finance S.A.	BOA	(1.120%	)	12/20/2019	0.767%		7,000	(202)	0	(202)
UBS AG	BCLY	(2.330%	)	03/20/2014	0.756%	EUR	600	(50)	0	(50)
Union Pacific Corp.	BCLY	(0.600%	)	03/20/2016	0.624%		$800	1	31	(30)
Union Pacific Corp.	BOA	(1.000%	)	03/20/2016	0.614%		200	(4)	(3)	(1)
Viacom, Inc.	JPM	(1.150%	)	06/20/2016	0.898%		6,400	(94)	0	(94)
Vivendi S.A.	BOA	(1.280%	)	06/20/2013	0.761%		7,000	(117)	0	(117)
WPP Group PLC	BCLY	(3.750%	)	06/20/2017	1.347%	GBP	2,425	(558)	0	(558)
WPP Group PLC	JPM	(3.750%	)	06/20/2017	1.347%		1,650	(379)	0	(379)

								$(1,359)	$2,712	$(4,071)

Credit Default Swaps on Corporate Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
HSBC Finance Corp.	GSC	1.500%	06/20/2010	0.635%	$1,400	$3	$0	$3

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	JPM	(0.600%	)	06/20/2017	$26,136	$957	$191	$766
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018	19,457	(369)	(656)	287
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	255,539	(2,431)	(1,489)	(942)

						$(1,843)	$(1,954)	$111

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$4,703	$(2,964)	$(1,411)	$(1,553)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	2,958	(1,472)	(1,113)	(359)

					$(4,436)	$(2,524)	$(1,912)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

108	PIMCO Funds	See Accompanying Notes

March 31, 2010

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	DUB	AUD	345,100	$(227)	$110	$(337)
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	MSC		192,900	(127)	(23)	(104)
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	RBC		7,300	(5)	(2)	(3)
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	DUB	EUR	111,700	3,557	613	2,944
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	JPM		143,000	4,554	1,470	3,084
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	BOA	JPY	27,110,000	1,607	1,591	16
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	RBS		81,250,000	4,817	4,847	(30)
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	UBS		2,860,000	169	168	1
Pay	6-Month JPY-LIBOR	1.000%	06/16/2017	BOA		1,400,000	(82)	(79)	(3)
Pay	6-Month JPY-LIBOR	1.500%	06/16/2020	BOA		6,890,000	(22)	(422)	400
Pay	6-Month JPY-LIBOR	1.500%	06/16/2020	RBS		2,170,000	(7)	(104)	97

							$14,234	$8,169	$6,065

(h)	Purchased options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar September Futures	$90.250	09/13/2010	363	$3	$2

(i)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	562	$293	$92
Call - CBOT U.S. Treasury 10-Year Note May Futures	118.500	04/23/2010	231	68	17
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	48	19	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	345	118	123
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	48	8	6

				$506	$240

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$21,200	$71	$56
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	21,200	117	115
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	11,000	139	0
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	18,900	154	6
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	62,800	408	246
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	62,800	502	402
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	36,800	311	12
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	15,900	76	47
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	15,900	41	39
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	33,300	223	130
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	33,300	266	213
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	25,700	154	28
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	30,600	357	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	9,600	101	3
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	100,000	988	25

							$3,908	$1,322

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD		$1.330	04/20/2010	EUR	2,600	$25	$12
Call - OTC EUR versus USD		1.400	04/20/2010		8,400	60	8
Put - OTC GBP versus USD		1.450	04/20/2010	GBP	9,200	147	6
Call - OTC GBP versus USD		1.540	04/20/2010		29,500	383	212
Call - OTC USD versus KRW	KRW	1,500.000	09/01/2010		$3,800	42	0
Call - OTC USD versus MXN	MXN	16.250	09/22/2010		4,100	112	0

						$769	$238

See Accompanying Notes	Annual Report	March 31, 2010	109

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2009	2,946	$573,100	AUD	0	EUR	104,800	GBP	0	$11,418
Sales	11,240	992,400		32,800		38,800		38,700	16,139
Closing Buys	(11,111)	(764,000)		(20,700)		(100,900)		0	(19,391)
Expirations	(1,841)	(294,600)		(12,100)		(31,700)		0	(2,983)
Exercised	0	0		0		0		0	0

Balance at 03/31/2010	1,234	$506,900	AUD	0	EUR	11,000	GBP	38,700	$5,183

(j)	Restricted securities as of March 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,353	$4,957	0.19%

(k)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	10,000	04/2010	BCLY	$0	$(8)	$(8)
Sell		8,625	04/2010	CITI	0	(2)	(2)
Sell		205,725	04/2010	JPM	0	(3,856)	(3,856)
Buy	BRL	29,132	04/2010	GSC	0	(254)	(254)
Sell		22,310	04/2010	GSC	0	(628)	(628)
Sell		15,738	04/2010	HSBC	0	(295)	(295)
Buy		4,536	04/2010	MSC	153	0	153
Buy		4,380	04/2010	RBS	151	0	151
Buy		806	06/2010	HSBC	2	0	2
Sell	CAD	102,908	04/2010	JPM	0	(2,058)	(2,058)
Sell		14,037	04/2010	MSC	0	(190)	(190)
Sell		10,969	04/2010	RBC	0	(170)	(170)
Buy	CLP	31,472	01/2011	JPM	0	(4)	(4)
Buy	CNY	23,792	05/2010	BCLY	0	(364)	(364)
Sell		50,600	05/2010	BCLY	0	(380)	(380)
Buy		26,809	05/2010	MLP	0	(396)	(396)
Buy		49,635	06/2010	BCLY	0	(29)	(29)
Sell		12,163	06/2010	BOA	12	0	12
Buy		34,725	06/2010	HSBC	0	(19)	(19)
Sell		21,754	06/2010	MSC	22	0	22
Buy		102,251	11/2010	BCLY	0	(80)	(80)
Buy		2,600	11/2010	CITI	0	(5)	(5)
Buy		2,654	11/2010	DUB	0	(6)	(6)
Sell		28,897	11/2010	DUB	14	0	14
Sell		32,118	11/2010	HSBC	34	0	34
Buy		5,217	11/2010	JPM	0	(10)	(10)
Sell		30,247	11/2010	JPM	31	0	31
Buy		26,842	11/2010	MSC	0	(80)	(80)
Buy		48,219	11/2010	UBS	0	(17)	(17)
Buy		43,649	01/2011	BOA	0	(36)	(36)
Buy		123,853	01/2011	HSBC	0	(75)	(75)
Buy		47,760	01/2011	JPM	0	(38)	(38)
Buy		53,791	01/2011	MSC	0	(58)	(58)
Buy		35,403	06/2011	DUB	0	(39)	(39)
Sell	DKK	14,480	05/2010	DUB	23	0	23
Sell	EUR	601,483	04/2010	BNP	7,269	0	7,269
Sell		8,099	04/2010	BOA	193	0	193
Buy		4,802	04/2010	CITI	0	(135)	(135)
Sell		175,509	04/2010	CITI	3,940	0	3,940
Sell		4,288	04/2010	CSFB	0	(20)	(20)
Buy		1,755	04/2010	DUB	0	(16)	(16)
Sell		4,010	04/2010	DUB	116	0	116
Buy		35,944	04/2010	GSC	0	(2,238)	(2,238)
Sell		2,894	04/2010	GSC	56	0	56
Sell		16,980	04/2010	JPM	288	0	288
Sell		46,206	04/2010	MSC	1,043	0	1,043
Buy		3,485	04/2010	RBS	0	(59)	(59)
Sell		17,842	04/2010	RBS	187	(294)	(107)
Sell		24,799	05/2010	RBC	0	(21)	(21)
Sell		564,756	05/2010	RBS	1,326	0	1,326
Sell	GBP	2,846	06/2010	BCLY	0	(22)	(22)

110	PIMCO Funds	See Accompanying Notes

March 31, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	GBP	3,491	06/2010	RBC	$46	$0	$46
Sell		82,172	06/2010	RBS	0	(788)	(788)
Sell	HKD	187	07/2010	HSBC	0	0	0
Sell		759	07/2010	JPM	0	0	0
Buy	IDR	44,542,100	09/2010	JPM	517	0	517
Buy		12,900,360	11/2010	BCLY	38	0	38
Buy		12,746,300	11/2010	CITI	32	0	32
Buy		5,914,120	11/2010	DUB	1	0	1
Buy		11,851,800	11/2010	HSBC	13	0	13
Sell	INR	88	03/2011	HSBC	0	0	0
Sell		91	03/2011	JPM	0	0	0
Sell		104	03/2011	UBS	0	0	0
Sell	JPY	8,607,361	04/2010	BCLY	3,106	0	3,106
Sell		262,317	04/2010	BOA	99	0	99
Buy		144,781	04/2010	CITI	0	(53)	(53)
Sell		11,695,534	04/2010	CITI	4,135	0	4,135
Sell		140,450	04/2010	CSFB	25	0	25
Buy		37,080	04/2010	JPM	0	(3)	(3)
Sell		1,754,697	04/2010	MSC	555	0	555
Sell		3,535,559	04/2010	RBS	1,052	0	1,052
Sell		2,272,110	08/2010	CITI	489	0	489
Buy	KRW	1,037,000	07/2010	BCLY	37	0	37
Sell		3,788,538	07/2010	BCLY	0	(89)	(89)
Buy		3,615,237	07/2010	CITI	25	0	25
Buy		2,058,328	07/2010	DUB	77	0	77
Buy		1,709,970	07/2010	MSC	59	0	59
Sell		4,631,998	07/2010	MSC	0	(107)	(107)
Sell		4,609,470	08/2010	BCLY	0	(103)	(103)
Buy		4,093,005	08/2010	MSC	121	0	121
Sell		1,946,556	08/2010	MSC	0	(43)	(43)
Buy		2,076,119	11/2010	BCLY	49	0	49
Sell		1,004,987	11/2010	BCLY	0	(33)	(33)
Buy		513,973	11/2010	BOA	15	0	15
Buy		2,704,690	11/2010	CITI	50	0	50
Sell		4,596,134	11/2010	CITI	0	(56)	(56)
Buy		325,528	11/2010	DUB	5	0	5
Buy		175,950	11/2010	GSC	4	0	4
Buy		2,576,592	11/2010	JPM	14	(4)	10
Buy		1,461,897	11/2010	MSC	12	0	12
Sell		2,688,873	11/2010	RBS	0	(79)	(79)
Buy	MXN	163,651	04/2010	BOA	877	0	877
Buy		78	04/2010	CITI	0	0	0
Buy		2,100	04/2010	DUB	10	0	10
Sell		78	04/2010	DUB	0	0	0
Buy		392	04/2010	GSC	1	0	1
Buy		308	04/2010	HSBC	2	0	2
Sell		4,636	04/2010	HSBC	0	(20)	(20)
Sell		26,867	04/2010	JPM	0	(114)	(114)
Sell		61,189	04/2010	MSC	0	(264)	(264)
Sell		73,760	04/2010	UBS	0	(144)	(144)
Buy		78	09/2010	DUB	0	0	0
Buy		73,760	09/2010	UBS	142	0	142
Buy	MYR	56	06/2010	MSC	1	0	1
Buy		342	10/2010	BCLY	4	0	4
Buy		34	10/2010	BOA	0	0	0
Buy		163	10/2010	CITI	2	0	2
Buy		36	10/2010	DUB	0	0	0
Buy	NOK	5,827	05/2010	DUB	0	(12)	(12)
Sell	PHP	199	04/2010	BCLY	0	0	0
Sell		642	04/2010	CITI	0	0	0
Buy		1,031	04/2010	DUB	1	0	1
Sell		190	04/2010	DUB	0	0	0
Buy		199	11/2010	BCLY	0	0	0
Buy		642	11/2010	CITI	0	0	0
Buy		190	11/2010	DUB	0	0	0
Sell	SEK	12,932	05/2010	DUB	25	0	25
Sell	SGD	138	09/2010	JPM	0	0	0
Sell	TWD	799	06/2010	BOA	0	0	0
Sell		939	06/2010	DUB	0	0	0
Sell		1,455	06/2010	MSC	0	0	0
Sell		130	10/2010	BCLY	0	0	0
Sell		384	10/2010	CITI	0	0	0

					$26,501	$(13,814)	$12,687

See Accompanying Notes	Annual Report	March 31, 2010	111

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Australia	$0	$115,045	$0	$115,045
Canada	0	135,633	2,888	138,521
France	0	285,005	0	285,005
Germany	0	586,874	0	586,874
Japan	0	285,620	0	285,620
United Kingdom	0	167,047	430	167,477
United States	0	719,040	5,216	724,256
Other Investments +++	27,878	220,903	1,902	250,683

Investments, at value	$27,878	$2,515,167	$10,436	$2,553,481
Financial Derivative Instruments ++++	$260	$11,083	$0	$11,343

Totals	$28,138	$2,526,250	$10,436	$2,564,824

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Australia	$10,639	$(2,318)	$33	$(219)	$2,828	$(10,963)	$0	$0
Canada	0	2,309	89	0	490	0	2,888	490
United Kingdom	0	432	0	0	(2)	0	430	(2)
United States	2,705	(1,557)	3	74	(684)	4,675	5,216	(1,194)
Other Investments +++	4	1,869	0	1	28	0	1,902	29

Investments, at value	$13,348	$735	$125	$(144)	$2,660	$(6,288)	$10,436	$(677)
Financial Derivative Instruments ++++	$3,609	$0	$0	$0	$(3,609)	$0	$0	$0

Totals	$16,957	$735	$125	$(144)	$(949)	$(6,288)	$10,436	$(677)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(m)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$2	$0	$0	$0	$0	$2
Variation margin receivable ^^	331	0	0	0	0	331
Unrealized appreciation on foreign currency contracts	0	26,501	0	0	0	26,501
Unrealized appreciation on swap agreements	6,542	0	3,154	0	0	9,696

	$6,875	$26,501	$3,154	$0	$0	$36,530

Liabilities:
Written options outstanding	$1,562	$238	$0	$0	$0	$1,800
Unrealized depreciation on foreign currency contracts	0	13,814	0	0	0	13,814
Unrealized depreciation on swap agreements	477	0	9,023	0	0	9,500

	$2,039	$14,052	$9,023	$0	$0	$25,114

112	PIMCO Funds	See Accompanying Notes

March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$3,122	$0	$0	$0	$0	$3,122
Net realized gain (loss) on futures contracts, written options and swaps	(7,123)	1,916	3,300	0	0	(1,907)
Net realized (loss) on foreign currency transactions	0	(21,560)	0	0	0	(21,560)

	$(4,001)	$(19,644)	$3,300	$0	$0	$(20,345)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(3,119)	$0	$0	$0	$0	$(3,119)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	68,166	531	(57,822)	0	0	10,875
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	26,686	0	0	0	26,686

	$65,047	$27,217	$(57,822)	$0	$0	$34,442

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $260 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2010	113

Schedule of Investments  Global Advantage Strategy Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.7%

Commonwealth Bank of Australia
3.500% due 03/19/2015		$4,000	$3,976
5.000% due 03/19/2020		4,000	3,982

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	200	186

Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		$3,400	4,100

Total Australia (Cost $12,034)			12,244

BAHRAIN 0.2%

Bahrain Government International Bond
5.500% due 03/31/2020		$4,000	3,984

Total Bahrain (Cost $3,913)			3,984

BERMUDA 0.5%

Noble Group Ltd.
6.750% due 01/29/2020		$8,600	8,922

Total Bermuda (Cost $9,084)			8,922

BRAZIL 4.6%

Banco do Brasil S.A.
4.500% due 01/22/2015		$1,600	1,639
6.000% due 01/22/2020		8,500	8,662

Brazil Government International Bond
6.000% due 01/17/2017		60	65

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	58,447	32,036
10.000% due 01/01/2017		7,156	3,617

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$8,000	8,760

Fibria Overseas Finance Ltd.
9.250% due 10/30/2019		1,500	1,718

Gerdau Holdings, Inc.
7.000% due 01/20/2020		7,600	8,056

GTL Trade Finance, Inc.
7.250% due 10/20/2017		3,700	3,987

Petrobras International Finance Co.
7.875% due 03/15/2019		10,500	12,333

Vale Overseas Ltd.
6.250% due 01/11/2016		30	33
6.875% due 11/21/2036		130	135

Total Brazil (Cost $77,215)			81,041

CANADA 9.7%

Canada Government Bond
1.500% due 06/01/2012	CAD	74,900	73,135
2.000% due 12/01/2014		20,200	19,198
4.250% due 06/01/2018		48,500	50,425

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		$27,000	27,120

EnCana Corp.
5.900% due 12/01/2017		300	325

TransCanada Pipelines Ltd.
7.125% due 01/15/2019		468	549
7.625% due 01/15/2039		310	379

Total Canada (Cost $169,327)			171,131

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CHILE 0.0%

CODELCO, Inc.
7.500% due 01/15/2019		$40	$47

Total Chile (Cost $42)			47

DENMARK 1.0%

Danske Bank A/S
3.750% due 04/01/2015		$7,100	7,063
4.500% due 07/01/2016	EUR	5,800	8,412
4.875% due 06/11/2013		700	1,021

Dong Energy A/S
3.500% due 06/29/2012		400	556

Total Denmark (Cost $17,252)			17,052

FINLAND 0.1%

Nokia Corp.
5.375% due 05/15/2019		$1,150	1,214

Total Finland (Cost $1,178)			1,214

FRANCE 3.3%

Banques Populaires Covered Bond
3.875% due 06/05/2014	EUR	2,400	3,435

BNP Paribas
5.186% due 06/29/2049		$100	89

BNP Paribas Home Loan Covered Bonds S.A.
2.875% due 05/22/2012	EUR	200	277
3.000% due 07/23/2013		550	765
4.500% due 05/30/2014		450	658
4.750% due 05/28/2013		50	73

Caisse Refinancement de l’Habitat
4.500% due 10/25/2017		2,500	3,631

Carrefour S.A.
5.375% due 06/12/2015		50	75

Cie de Financement Foncier
3.750% due 01/24/2017		1,300	1,810
4.500% due 01/09/2013		750	1,084
4.625% due 09/23/2017		300	441
4.875% due 05/25/2021		100	146

CIF Euromortgage
3.250% due 10/20/2015		800	1,101
4.125% due 12/19/2014		700	1,011

CM-CIC Covered Bonds
3.125% due 01/21/2015		3,100	4,268
4.750% due 07/17/2012		2,000	2,882

Credit Agricole Covered Bonds
4.500% due 01/29/2016		150	221

Dexia Credit Local
0.899% due 09/23/2011		$1,000	1,008

Dexia Municipal Agency
3.125% due 09/15/2015	EUR	2,000	2,733
4.250% due 02/20/2013		77	111
4.500% due 04/27/2015		500	731

EDF S.A.
6.500% due 01/26/2019		$1,350	1,517
6.950% due 01/26/2039		22	25

France Government
1.800% due 07/25/2040 (d)	EUR	242	347

France Government Bond
3.500% due 04/25/2015		3,600	5,126

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 10/25/2014	EUR	1,700	$2,478
5.000% due 04/25/2012		400	584

France Government Inflation Linked Bond
2.250% due 07/25/2020		2,291	3,400
3.150% due 07/25/2032		185	326

France Telecom S.A.
4.375% due 07/08/2014		$2,000	2,110
4.750% due 02/21/2017	EUR	50	73

France Treasury Notes
4.500% due 07/12/2013		5,000	7,373

GDF Suez
6.875% due 01/24/2019		45	76

Societe Financement de l’Economie Francaise
2.375% due 03/10/2012		590	816
3.000% due 04/07/2014		1,545	2,158
3.375% due 05/05/2014		$2,980	3,095

Societe Generale
5.125% due 12/19/2013	EUR	50	73

Societe Generale Societe de Credit Fonciere
4.750% due 06/06/2013		700	1,024
5.000% due 03/27/2019		550	824

Total France (Cost $58,977)			57,975

GERMANY 11.2%

CORPORATE BONDS & NOTES 0.2%

Berlin-Hannover Hypothekenbank
3.500% due 02/22/2013	EUR	27	38

Deutsche Genossenschafts-Hypothekenbank AG
4.500% due 01/17/2013		50	73

Deutsche Postbank AG
3.750% due 02/12/2014		50	72

Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014		1,300	1,913
4.875% due 06/17/2019		$900	967

Muenchener Hypothekenbank eG
5.000% due 01/16/2012	EUR	75	108

			3,171

SOVEREIGN ISSUES 11.0%

Republic of Germany
1.750% due 04/15/2020 (d)		826	1,184
3.250% due 07/04/2015		13,400	18,996
3.250% due 01/04/2020		47,700	65,354
3.500% due 07/04/2019		16,115	22,557
3.750% due 01/04/2015		38,400	55,712
3.750% due 01/04/2019		6,800	9,714
4.000% due 01/04/2037		400	553
4.250% due 10/12/2012		10,000	14,540
4.250% due 07/04/2017		400	594
4.750% due 07/04/2034		349	537
4.750% due 07/04/2040		1,100	1,730
5.500% due 01/04/2031		1,555	2,599

			194,070

Total Germany (Cost $201,710)			197,241

ITALY 0.8%

Italy Buoni Poliennali Del Tesoro
2.600% due 09/15/2023 (d)	EUR	1,931	2,767
4.250% due 10/15/2012		8,200	11,780

Total Italy (Cost $15,678)			14,547

114	PIMCO Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN 3.6%

Japan Government CPI Linked Bond
1.200% due 12/10/2017	JPY	1,387,400	$14,430
1.400% due 06/10/2018		2,001,580	20,885

Japan Government International Bond
0.900% due 03/20/2014		792,000	8,631
1.500% due 09/20/2018		154,000	1,693
1.700% due 03/20/2017		1,530,000	17,254

Total Japan (Cost $63,828)			62,893

LUXEMBOURG 0.2%

Telecom Italia Capital S.A.
4.950% due 09/30/2014		$1,000	1,027
6.175% due 06/18/2014		2,000	2,139

Total Luxembourg (Cost $3,136)			3,166

MEXICO 5.0%

America Movil SAB de C.V.
6.125% due 03/30/2040		$500	491

Mexico Government International Bond
5.950% due 03/19/2019		800	868
6.050% due 01/11/2040		3,200	3,208
7.500% due 06/21/2012	MXN	229,167	19,232
7.750% due 12/14/2017		96,463	7,966
8.000% due 12/17/2015		2,500	211
8.500% due 12/13/2018		231,172	19,878
9.000% due 12/22/2011		2,300	199
9.000% due 12/20/2012		266,888	23,259

Pemex Project Funding Master Trust
5.750% due 03/01/2018		$30	31
6.625% due 06/15/2035		250	247

Petroleos Mexicanos
6.000% due 03/05/2020		8,000	8,240
8.000% due 05/03/2019		4,230	4,981

Total Mexico (Cost $83,953)			88,811

NETHERLANDS 4.0%

ABN AMRO Bank NV
3.250% due 01/18/2013	EUR	3,150	4,387
3.250% due 09/21/2015		4,850	6,670

Deutsche Telekom International Finance BV
4.875% due 07/08/2014		$400	421
6.000% due 01/20/2017	EUR	30	46
6.750% due 08/20/2018		$400	449

E.ON International Finance BV
5.750% due 05/07/2020	EUR	40	63

EMF-NL
1.480% due 04/17/2041		600	623
1.580% due 10/17/2039		109	140
1.930% due 10/17/2041		200	182

Eurosail PLC
1.430% due 10/17/2040		445	524

Fortis Bank Nederland NV
3.000% due 04/17/2012		300	418
3.375% due 05/19/2014		1,817	2,559

ING Bank NV
0.881% due 01/13/2012		$2,700	2,696
2.625% due 02/09/2012		750	768
3.000% due 09/30/2014	EUR	4,900	6,717
3.375% due 03/03/2014		1,930	2,718
3.900% due 03/19/2014		$4,600	4,815
4.250% due 03/19/2013	EUR	700	1,004

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 05/27/2019	EUR	100	$146
5.250% due 06/05/2018		7,000	10,547

LeasePlan Corp. NV
3.000% due 05/07/2012		$4,000	4,135

Netherlands Government Bond
2.750% due 01/15/2015	EUR	1,400	1,937
3.250% due 07/15/2015		1,000	1,411
5.000% due 07/15/2012		700	1,027

NIBC Bank NV
3.125% due 02/17/2012		1,350	1,883
3.500% due 04/07/2014		1,200	1,694

Rabobank Nederland NV
11.000% due 06/29/2049		$300	387

RWE Finance BV
5.000% due 02/10/2015	EUR	200	297
6.625% due 01/31/2019		50	82

Shell International Finance BV
4.375% due 03/25/2020		$2,300	2,285
5.500% due 03/25/2040		2,300	2,263

SNS Bank NV
2.875% due 01/30/2012	EUR	3,000	4,150
3.500% due 03/10/2014		2,150	3,048

Total Netherlands (Cost $71,339)			70,492

NEW ZEALAND 0.1%

ANZ National International Ltd.
6.200% due 07/19/2013		$1,300	1,434

Total New Zealand (Cost $1,410)			1,434

NORWAY 1.4%

DnB NOR Bank ASA
5.875% due 06/20/2013	EUR	50	75

DnB NOR Boligkreditt
4.125% due 02/01/2013		7,950	11,359
4.625% due 07/03/2013		1,000	1,438

Sparebanken 1 Boligkreditt
5.000% due 09/10/2013		7,900	11,626

Total Norway (Cost $25,983)			24,498

POLAND 0.2%

Poland Government International Bond
5.500% due 10/25/2019	PLN	450	158
5.750% due 09/23/2022		132	47
6.000% due 11/24/2010		3,605	1,279
6.250% due 10/24/2015		5,680	2,095

Total Poland (Cost $3,309)			3,579

QATAR 1.1%

Qatar Government International Bond
5.250% due 01/20/2020		$4,000	4,172
6.400% due 01/20/2040		2,400	2,520

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		10,000	10,298

Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.332% due 09/30/2027		1,000	1,032
6.750% due 09/30/2019		1,300	1,453

Total Qatar (Cost $19,032)			19,475

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RUSSIA 2.5%

Gaz Capital S.A.
6.510% due 03/07/2022		$9,700	$9,593
8.146% due 04/11/2018		360	407

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		24	25

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		100	104
7.750% due 05/29/2018		300	338
9.000% due 06/11/2014		4,400	5,099

Russia Government International Bond
7.500% due 03/31/2030		8,925	10,313

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		200	210
7.700% due 08/07/2013		4,500	5,006
8.700% due 08/07/2018		100	122

White Nights Finance BV for Gazprom
10.500% due 03/08/2014		3,300	3,929
10.500% due 03/25/2014		7,600	9,052

Total Russia (Cost $41,992)			44,198

SOUTH AFRICA 0.2%

South Africa Government International Bond
6.875% due 05/27/2019		3,100	3,476

Total South Africa (Cost $3,211)			3,476

SOUTH KOREA 0.8%

Export-Import Bank of Korea
5.875% due 01/14/2015		$1,200	1,296
8.125% due 01/21/2014		5,300	6,153

Korea Development Bank
8.000% due 01/23/2014		6,650	7,675

Total South Korea (Cost $14,488)			15,124

SPAIN 0.9%

Banco Bilbao Vizcaya Argentaria S.A.
4.250% due 07/15/2014	EUR	1,900	2,716

Banco Santander S.A.
3.875% due 05/27/2014		2,300	3,238

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		$9,000	9,000

Telefonica Emisiones SAU
4.949% due 01/15/2015		500	528

Total Spain (Cost $15,537)			15,482

SUPRANATIONAL 0.0%

European Union
3.125% due 04/03/2014	EUR	90	127

Total Supranational (Cost $122)			127

SWEDEN 0.8%

Nordea Bank AB
4.875% due 01/27/2020		$6,000	5,961

Nordea Hypotek AB
4.250% due 02/06/2014	EUR	2,150	3,096

See Accompanying Notes	Annual Report	March 31, 2010	115

Schedule of Investments  Global Advantage Strategy Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Stadshypotek AB
3.000% due 10/01/2014	EUR	300	$413
3.750% due 12/12/2013		1,250	1,773

Svenska Handelsbanken AB
1.257% due 09/14/2012		$2,500	2,520

Swedbank AB
2.800% due 02/10/2012		600	616
2.900% due 01/14/2013		150	154

Vattenfall AB
6.125% due 12/16/2019	GBP	100	166

Total Sweden (Cost $14,718)			14,699

UNITED KINGDOM 1.4%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	50	72

Barclays Bank PLC
4.000% due 01/20/2017		2,600	3,535
4.500% due 03/04/2019		250	346
4.875% due 03/31/2013		600	854
5.926% due 09/29/2049		$100	89
6.750% due 05/22/2019		500	554

BAT International Finance PLC
5.875% due 03/12/2015	EUR	50	76

HSBC Bank PLC
3.875% due 11/09/2011		50	70

HSBC Holdings PLC
3.625% due 06/29/2020		400	548

Lloyds TSB Bank PLC
6.375% due 06/17/2016		4,200	6,174
12.000% due 12/29/2049		$3,500	3,906

Royal Bank of Scotland Group PLC
1.149% due 04/23/2012		2,700	2,739
2.625% due 05/11/2012		600	613
4.625% due 09/22/2021	EUR	4,300	4,834

Santander UK PLC
7.375% due 09/29/2049	GBP	500	717

Vodafone Group PLC
6.250% due 01/15/2016	EUR	50	77

Total United Kingdom (Cost $25,184)			25,204

UNITED STATES 22.5%

ASSET-BACKED SECURITIES 0.1%

Mid-State Trust
8.330% due 04/01/2030		$591	599

SLM Student Loan Trust
1.749% due 04/25/2023		635	657

			1,256

BANK LOAN OBLIGATIONS 0.1%

International Lease Finance Corp.
10.000% due 02/23/2015		500	513
10.000% due 03/17/2016		1,000	1,014

			1,527

CORPORATE BONDS & NOTES 9.0%

Altria Group, Inc.
7.750% due 02/06/2014		1,500	1,717
9.250% due 08/06/2019		800	974
9.700% due 11/10/2018		1,200	1,478

American Express Bank FSB
0.359% due 05/29/2012		50	49

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.150% due 12/09/2011		$300	$311
5.500% due 04/16/2013		3,500	3,751

American Express Co.
7.250% due 05/20/2014		400	454

American Express Credit Corp.
0.378% due 10/04/2010		2,100	2,099
1.629% due 05/27/2010		3,500	3,507
5.875% due 05/02/2013		300	325

American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		200	209

American International Group, Inc.
5.850% due 01/16/2018		42	39

Anadarko Petroleum Corp.
5.750% due 06/15/2014		2,000	2,169
5.950% due 09/15/2016		400	436
7.625% due 03/15/2014		1,000	1,151

Anheuser-Busch InBev Worldwide, Inc.
5.375% due 11/15/2014		3,000	3,253

AT&T Corp.
8.000% due 11/15/2031		200	244

AT&T, Inc.
5.800% due 02/15/2019		500	535

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	5,000	6,975
4.250% due 04/05/2017		2,405	3,268

Bank of America Corp.
0.756% due 09/11/2012		$1,500	1,478
4.000% due 03/28/2018	EUR	1,400	1,820
7.375% due 05/15/2014		$200	225

Bank of the West
2.150% due 03/27/2012		120	122

Bear Stearns Cos. LLC
6.400% due 10/02/2017		55	61
6.950% due 08/10/2012		500	554
7.250% due 02/01/2018		10,400	12,036

Black & Decker Corp.
8.950% due 04/15/2014		50	59

Boston Scientific Corp.
4.500% due 01/15/2015		2,000	1,919

Capital One Financial Corp.
7.375% due 05/23/2014		500	572

CenturyTel, Inc.
6.150% due 09/15/2019		500	496

Citigroup, Inc.
5.500% due 04/11/2013		2,500	2,629
6.000% due 08/15/2017		5,000	5,120
6.125% due 05/15/2018		689	705
6.375% due 08/12/2014		100	107
8.500% due 05/22/2019		500	584

Comcast Corp.
5.300% due 01/15/2014		3,000	3,228
5.875% due 02/15/2018		500	535

Consolidated Edison Co. of New York, Inc.
7.125% due 12/01/2018		420	496

CSX Corp.
6.250% due 03/15/2018		50	54

CVS Pass-Through Trust
7.507% due 01/10/2032		2,794	3,116

Cytec Industries, Inc.
8.950% due 07/01/2017		250	302

Daimler Finance North America LLC
6.500% due 11/15/2013		3,000	3,329

DISH DBS Corp.
6.375% due 10/01/2011		1,900	1,981

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dow Chemical Co.
2.499% due 08/08/2011		$2,550	$2,595
5.900% due 02/15/2015		1,500	1,626
7.600% due 05/15/2014		2,000	2,285

Energy Transfer Partners LP
5.950% due 02/01/2015		1,750	1,903

Ford Motor Credit Co. LLC
8.125% due 01/15/2020		2,000	2,101

General Electric Capital Corp.
0.450% due 01/08/2016		200	184
0.517% due 09/15/2014		800	761
2.250% due 03/12/2012		550	562
5.625% due 05/01/2018		40	42
5.875% due 01/14/2038		430	410
6.875% due 01/10/2039		200	216

Goldman Sachs Group, Inc.
0.701% due 03/22/2016		534	507
0.751% due 01/12/2015		200	196
2.150% due 03/15/2012		300	306
5.375% due 03/15/2020		2,600	2,581
5.500% due 11/15/2014		200	215
6.000% due 05/01/2014		1,500	1,644
6.150% due 04/01/2018		255	270

HSBC Finance Corp.
0.460% due 08/09/2011		6,650	6,612

HSBC USA, Inc.
3.125% due 12/16/2011		300	311

JPMorgan Chase & Co.
1.091% due 10/12/2015	EUR	800	1,022

Kinder Morgan Energy Partners LP
5.125% due 11/15/2014		$1,200	1,275
5.950% due 02/15/2018		19	20
6.850% due 02/15/2020		400	450
6.950% due 01/15/2038		75	81
7.400% due 03/15/2031		200	225
9.000% due 02/01/2019		300	375

Macy’s Retail Holdings, Inc.
5.750% due 07/15/2014		350	359

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		50	53

MeadWestvaco Corp.
7.375% due 09/01/2019		1,000	1,097

Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		1,600	1,571
5.000% due 01/15/2015		200	205
6.150% due 04/25/2013		800	862
6.400% due 08/28/2017		4,250	4,484
6.875% due 04/25/2018		4,820	5,202
6.875% due 11/15/2018		54	58

Morgan Stanley
0.603% due 06/20/2012		100	101
0.701% due 10/18/2016		200	183
0.731% due 10/15/2015		44	41
1.100% due 01/16/2017	EUR	4,000	4,811
2.250% due 03/13/2012		$200	204
4.100% due 01/26/2015		3,500	3,485
5.500% due 01/26/2020		2,500	2,450
6.000% due 05/13/2014		1,100	1,189
6.625% due 04/01/2018		200	214

Nabors Industries, Inc.
6.150% due 02/15/2018		50	53

NGPL PipeCo LLC
6.514% due 12/15/2012		1,000	1,098
7.119% due 12/15/2017		800	898

Office Depot, Inc.
6.250% due 08/15/2013		3,000	2,959

Pacific Gas & Electric Co.
1.204% due 06/10/2010		800	801

116	PIMCO Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PacifiCorp
5.650% due 07/15/2018		$29	$31

Regions Bank
3.250% due 12/09/2011		100	104

Roche Holdings, Inc.
2.252% due 02/25/2011		40	41

Rockies Express Pipeline LLC
6.250% due 07/15/2013		1,300	1,416

RR Donnelley & Sons Co.
8.600% due 08/15/2016		1,000	1,111

SLM Corp.
0.549% due 01/27/2014		46	40

Sovereign Bank
2.750% due 01/17/2012		100	103

Sprint Capital Corp.
7.625% due 01/30/2011		1,800	1,861

State Street Corp.
2.150% due 04/30/2012		200	204

Tennessee Gas Pipeline Co.
8.000% due 02/01/2016		300	347

UBS Preferred Funding Trust V
6.243% due 05/29/2049		100	91

Valero Energy Corp.
9.375% due 03/15/2019		50	60

Verizon Communications, Inc.
8.750% due 11/01/2018		500	628

Verizon Wireless Capital LLC
3.750% due 05/20/2011		500	516

Wachovia Corp.
0.527% due 06/15/2017		64	58

WEA Finance LLC
5.750% due 09/02/2015		500	527

Wells Fargo & Co.
0.449% due 10/28/2015		600	568

Wells Fargo Capital XIII
7.700% due 12/29/2049		100	104

Weyerhaeuser Co.
6.750% due 03/15/2012		9,150	9,763

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		700	713

WM Covered Bond Program
4.375% due 05/19/2014	EUR	4,000	5,674

			159,585

MORTGAGE-BACKED SECURITIES 0.1%

Merrill Lynch Countrywide Commercial Mortgage Trust
0.768% due 07/09/2021		$2,350	2,054

Thornburg Mortgage Securities Trust
0.339% due 11/25/2046		453	442

			2,496

MUNICIPAL BONDS & NOTES 1.5%

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020		2,600	2,826

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	$4,600	$4,552

Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042	1,600	1,641

Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	6,400	6,425

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	2,700	2,794

Missouri State Joint Municipal Electric Utility Commission Revenue Bonds, Series 2009
6.890% due 01/01/2042	1,000	1,033

Philadelphia, Pennsylvania School District General Obligation Bonds, Series 2010
6.765% due 06/01/2040 (a)	2,500	2,529

San Antonio, Texas Revenue Bonds, Series 2010
5.718% due 02/01/2041	4,100	4,121

Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039	25	26

		25,947

U.S. GOVERNMENT AGENCIES 1.6%

Fannie Mae
0.000% due 06/01/2017	7,000	5,238
5.500% due 05/01/2040	2,000	2,099

Federal Home Loan Bank
1.625% due 07/27/2011	2,100	2,124

Freddie Mac
0.160% due 05/04/2011	4,735	4,739
0.179% due 08/05/2011	10,000	10,001

Tennessee Valley Authority
0.000% due 04/15/2042 (c)	1,000	1,003
4.700% due 07/15/2033	1,200	1,104
5.250% due 09/15/2039	1,450	1,439

		27,747

U.S. TREASURY OBLIGATIONS 10.1%

Treasury Inflation Protected Securities (d)
2.125% due 02/15/2040	13,332	13,253

U.S. Treasury Bonds
4.250% due 05/15/2039 (i)	2,672	2,477
4.500% due 08/15/2039	3,800	3,671
4.750% due 02/15/2037	8,600	8,721
5.500% due 08/15/2028	6,100	6,834

U.S. Treasury Notes
1.000% due 07/31/2011 (i)	473	476
1.000% due 09/30/2011	100	100
2.375% due 09/30/2014 (i)	7,200	7,204
2.625% due 12/31/2014	39,900	40,199
3.125% due 10/31/2016	1,000	996
3.250% due 12/31/2016 (i)	47,700	47,760
3.625% due 08/15/2019 (i)	47,405	46,842

		178,533

Total United States (Cost $394,767)		397,091

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 22.7%

CERTIFICATES OF DEPOSIT 0.3%

Barclays Bank PLC
1.109% due 03/22/2011		$5,200	$5,198

COMMERCIAL PAPER 0.1%

Metropolitan Life Global Funding I
0.853% due 09/17/2010		1,600	1,605

REPURCHASE AGREEMENTS 1.3%

Goldman Sachs & Co.
0.140% due 04/05/2010		4,000	4,000
(Dated 03/11/2010. Collateralized by Fannie Mae 6.000% due 01/01/2039 valued at $4,128. Repurchase proceeds are $4,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2010		18,673	18,673
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 06/17/2010 valued at $19,049. Repurchase proceeds are $18,673.)

			22,673

GERMANY TREASURY BILLS 5.9%
0.243% due 04/14/2010 - 04/28/2010 (b)	EUR	76,924	103,881

U.S. TREASURY BILLS 0.3%
0.194% due 08/19/2010 - 09/02/2010 (b)(f)(g)(i)		$6,065	6,060

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 14.8%
		25,976,325	260,101

Total Short-Term Instruments (Cost $405,642)			399,518

Total Investments 99.5% (Cost $1,754,061)			$1,754,665

Written Options (k) (0.1%) (Premiums $4,513)			(1,615)

Other Assets and Liabilities (Net) 0.6%			10,313

Net Assets 100.0%			$1,763,363

See Accompanying Notes	Annual Report	March 31, 2010	117

Schedule of Investments Global Advantage Strategy Bond Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $1,689 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(g)	Securities with an aggregate market value of $4,087 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $4,055 at a weighted average interest rate of -0.199%. On March 31, 2010, there were no open reverse repurchase agreements.
(i)	Securities with an aggregate market value of $1,643 and cash of $37 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	134	$296
90-Day Euribor March Futures	Long	03/2011	55	219
90-Day Euribor September Futures	Long	09/2010	120	473
90-Day Eurodollar June Futures	Long	06/2011	100	(14)
90-Day Eurodollar March Futures	Long	03/2011	200	(17)
Euro-Bobl June Futures	Long	06/2010	45	18
Euro-Bund 10-Year Bond June Futures	Long	06/2010	14	14
U.S. Treasury 2-Year Note June Futures	Long	06/2010	439	(151)
U.S. Treasury 5-Year Note June Futures	Long	06/2010	342	(294)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	179	337
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	281	865

				$1,746

(j)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	BCLY	(1.000%	)	06/20/2014	1.098%	$200	$1	$8	$(7)
Black & Decker Corp.	CITI	(2.200%	)	06/20/2014	0.232%	50	(4)	0	(4)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	1.034%	500	0	22	(22)
CenturyTel, Inc.	MSC	(1.000%	)	09/20/2019	1.852%	500	32	(6)	38
CSX Corp.	BCLY	(1.350%	)	03/20/2018	0.676%	50	(2)	0	(2)
Cytec Industries, Inc.	CITI	(1.000%	)	09/20/2017	1.260%	250	4	23	(19)
Macy’s Retail Holdings, Inc.	BNP	(5.000%	)	09/20/2014	1.617%	350	(50)	(36)	(14)
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	1.081%	50	1	0	1
Merrill Lynch & Co., Inc.	BCLY	(1.000%	)	06/20/2018	1.445%	4,500	136	183	(47)
Nabors Industries, Inc.	BCLY	(2.710%	)	03/20/2018	1.484%	50	(4)	0	(4)
Office Depot, Inc.	GSC	(5.000%	)	09/20/2013	3.040%	3,000	(194)	19	(213)
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	2.190%	450	(71)	(42)	(29)
RR Donnelley & Sons Co.	GSC	(1.000%	)	09/20/2016	2.190%	550	36	69	(33)
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	2.268%	50	(2)	0	(2)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	1.429%	1,000	32	16	16

							$(85)	$256	$(341)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	3.810%	02/20/2014	1.133%	$40	$4	$0	$4
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.559%	500	2	2	0
Brazil Government International Bond	DUB	1.000%	03/20/2011	0.649%	900	3	4	(1)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.559%	3,200	12	13	(1)
Brazil Government International Bond	GSC	1.000%	03/20/2011	0.649%	2,300	8	6	2
Brazil Government International Bond	HSBC	1.000%	03/20/2011	0.649%	300	2	2	0
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.559%	1,100	3	4	(1)
Brazil Government International Bond	RBS	1.000%	03/20/2011	0.649%	2,900	11	13	(2)
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.649%	900	3	4	(1)
China Government International Bond	CSFB	1.000%	03/20/2015	0.594%	7,000	136	76	60
Commonwealth Bank of Australia	CITI	1.000%	12/20/2014	0.354%	1,800	53	55	(2)
Egypt Government International Bond	BCLY	1.000%	03/20/2015	2.495%	1,000	(66)	(80)	14
Egypt Government International Bond	DUB	1.000%	03/20/2015	2.495%	3,500	(233)	(286)	53

118	PIMCO Funds	See Accompanying Notes

March 31, 2010

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Egypt Government International Bond	JPM	1.000%	03/20/2015	2.495%		$1,200	$(79)	$(96)	$17
Emirate of Abu Dhabi	DUB	1.000%	12/20/2014	1.083%		1,200	(4)	(47)	43
Emirate of Abu Dhabi	MSC	1.000%	12/20/2014	1.083%		2,000	(7)	(35)	28
General Electric Capital Corp.	DUB	5.000%	09/20/2010	0.911%		1,200	26	37	(11)
Japan Government International Bond	BCLY	0.650%	12/20/2014	0.605%		1,700	4	0	4
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.607%		1,700	33	11	22
Japan Government International Bond	DUB	1.000%	03/20/2015	0.607%		3,900	74	30	44
Japan Government International Bond	GSC	0.635%	12/20/2014	0.605%		1,100	2	0	2
Korea Government Bond	GSC	1.000%	03/20/2011	0.423%		1,600	9	7	2
Korea Government Bond	UBS	0.550%	12/20/2010	0.378%		1,100	2	0	2
Mexico Government International Bond	CITI	1.000%	12/20/2014	1.106%		60	0	(2)	2
Mexico Government International Bond	GSC	1.000%	03/20/2011	0.583%		5,700	24	8	16
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.583%		1,000	4	3	1
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.523%		2,500	9	2	7
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.583%		700	3	2	1
Mexico Government International Bond	RBS	1.000%	12/20/2010	0.523%		1,100	4	2	2
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.583%		2,400	10	4	6
Norway Government Bond	GSC	0.250%	12/20/2014	0.154%		3,600	16	15	1
RSHB Capital S.A.	BCLY	1.000%	09/20/2010	1.513%		14,700	(32)	(30)	(2)
Russia Government International Bond	GSC	1.000%	12/20/2010	0.552%		1,200	4	1	3
TransCapitalInvest Ltd. for OJSC AK Transneft	BCLY	1.000%	12/20/2010	1.249%		3,800	(6)	(37)	31
U.S. Treasury Notes	BCLY	0.250%	12/20/2014	0.374%	EUR	2,400	(19)	(12)	(7)

							$15	$(324)	$339

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM	BRL	5,300	$9	$11	$(2)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		3,300	5	7	(2)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		3,800	6	8	(2)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		8,200	40	29	11
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		4,500	17	20	(3)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		100	1	0	1
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		600	6	2	4
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		50,100	549	402	147
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		33,700	369	278	91
Pay	1-Year BRL-CDI	11.940%	01/02/2012	GSC		19,500	116	20	96
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		71,000	23	42	(19)
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		61,700	303	186	117
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	6,800	72	(6)	78
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY	EUR	24,900	759	68	691
Pay	6-Month JPY-LIBOR	1.000%	06/16/2015	RBS	JPY	20,000	4	3	1
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC	MXN	92,779	90	(6)	96
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		98,080	98	0	98
Pay	28-Day MXN TIIE	7.640%	03/01/2017	UBS		227,000	151	23	128
Pay	28-Day MXN TIIE	8.660%	01/31/2019	JPM		450	2	0	2
Pay	28-Day MXN TIIE	8.450%	06/03/2019	BCLY		3,700	14	0	14

							$2,634	$1,087	$1,547

(k)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	18	$4	$3
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	77	34	3

See Accompanying Notes	Annual Report	March 31, 2010	119

Schedule of Investments Global Advantage Strategy Bond Fund (Cont.)

Options on Exchange-Traded Futures Contracts (Cont.)
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$115.000	05/21/2010	18	$8	$11
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	80	32	11

				$78	$28

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	1,000	$7	$1
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		$4,200	60	0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		4,200	32	1
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		6,000	63	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		12,000	130	0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		5,800	28	23
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		5,800	57	37
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		4,800	32	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	04/19/2010		5,000	15	2
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		16,900	227	6
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	04/19/2010		3,100	17	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010		1,300	8	4
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010		1,300	5	3
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		20,800	76	54
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		20,800	175	113
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	04/19/2010		27,700	142	12
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	06/14/2010		33,600	320	100
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	06/14/2010		35,100	342	86
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		24,600	115	64
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		24,600	181	133
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		3,300	15	13
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		3,300	16	21
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010		1,800	8	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		11,600	125	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010		1,800	10	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		11,600	116	4
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		3,000	37	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010		33,400	341	99
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010		33,400	314	82
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		17,000	173	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		3,900	10	10
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		5,800	44	31
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		4,600	18	18
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		4,600	25	29
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		3,000	32	0
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010		5,700	47	0
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010		5,700	25	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.600%	05/21/2010		4,600	17	15
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.100%	05/21/2010		4,600	35	27
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010		22,500	66	67
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010		22,500	68	55
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		9,000	60	35
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		9,000	72	58
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	04/19/2010		1,300	8	1
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		11,500	218	4
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		1,000	15	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		21,400	150	116
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		7,800	50	53

								$4,147	$1,377

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	04/20/2010	$15,100	$130	$2
Call - OTC USD versus JPY		94.000	04/20/2010	15,100	70	126

					$200	$128

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] -Inflation Adjustment) or $0	03/10/2020	$11,800	$88	$82

120	PIMCO Funds	See Accompanying Notes

March 31, 2010

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	0	$0	EUR	0	$0
Sales	625	703,200		1,000	5,532
Closing Buys	(432)	(134,900)		0	(1,019)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 03/31/2010	193	$568,300	EUR	1,000	$4,513

(l)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	548	04/2010	BOA	$3	$0	$3
Buy		299	04/2010	CITI	3	0	3
Buy		434	04/2010	DUB	0	(1)	(1)
Buy		563	04/2010	HSBC	20	0	20
Buy		37,867	04/2010	JPM	679	0	679
Buy		669	04/2010	MSC	14	0	14
Buy	BRL	7,388	04/2010	GSC	15	0	15
Sell		24,119	04/2010	GSC	210	0	210
Buy		18,987	04/2010	HSBC	477	0	477
Sell		18,803	04/2010	HSBC	0	(42)	(42)
Buy		6,009	04/2010	JPM	79	0	79
Buy		10,539	04/2010	RBS	126	0	126
Buy		20,951	06/2010	HSBC	43	(6)	37
Buy	CAD	1,041	04/2010	BCLY	26	0	26
Buy		2,258	04/2010	CSFB	23	0	23
Buy		1,618	04/2010	DUB	0	(5)	(5)
Buy		4,469	04/2010	JPM	114	0	114
Buy		1,788	04/2010	MSC	45	0	45
Buy		1,796	04/2010	RBC	80	0	80
Sell		86,650	04/2010	RBS	0	(763)	(763)
Buy	CHF	25,363	05/2010	DUB	53	0	53
Buy	CNY	47,576	06/2010	BCLY	1	(31)	(30)
Sell		14,257	06/2010	BOA	14	0	14
Buy		7,540	06/2010	DUB	0	(4)	(4)
Buy		23,467	06/2010	HSBC	0	(22)	(22)
Buy		20,235	06/2010	JPM	0	(25)	(25)
Sell		25,469	06/2010	MSC	25	0	25
Buy		37,333	11/2010	BCLY	0	(65)	(65)
Buy		11,529	11/2010	CITI	0	(24)	(24)
Buy		25,073	11/2010	DUB	0	(56)	(56)
Buy		13,342	11/2010	HSBC	0	(16)	(16)
Buy		138,767	11/2010	JPM	0	(178)	(178)
Buy		28,585	11/2010	MSC	0	(59)	(59)
Buy		14,011	01/2011	BOA	0	(19)	(19)
Buy		50,038	01/2011	HSBC	0	(33)	(33)
Buy		40,717	01/2011	JPM	0	(24)	(24)
Buy		25,032	01/2011	MSC	0	(35)	(35)
Buy		7,516	06/2011	DUB	0	(31)	(31)
Buy		14,528	06/2011	HSBC	0	(3)	(3)
Buy	EUR	2,193	04/2010	BCLY	0	(9)	(9)
Buy		10,882	04/2010	BNP	0	(303)	(303)
Buy		3,175	04/2010	BOA	0	(11)	(11)
Buy		23,504	04/2010	CITI	0	(671)	(671)
Sell		11,900	04/2010	CITI	273	0	273
Buy		9,351	04/2010	CSFB	0	(131)	(131)
Buy		12,926	04/2010	DUB	0	(219)	(219)
Sell		25,331	04/2010	DUB	518	0	518
Buy		33,000	04/2010	GSC	0	(2,126)	(2,126)
Sell		18,737	04/2010	GSC	198	0	198
Buy		1,204	04/2010	HSBC	0	(4)	(4)
Sell		123,946	04/2010	JPM	7,553	0	7,553
Buy		7,270	04/2010	MSC	0	(39)	(39)
Buy		8,293	04/2010	RBC	0	(86)	(86)
Sell		16,320	04/2010	RBC	251	0	251
Buy		19,486	04/2010	RBS	0	(485)	(485)
Buy	GBP	39,706	06/2010	RBS	381	0	381
Buy	INR	139,440	09/2010	BCLY	58	0	58
Buy		211,350	09/2010	JPM	135	0	135
Buy		41,283	10/2010	JPM	5	0	5

See Accompanying Notes	Annual Report	March 31, 2010	121

Schedule of Investments Global Advantage Strategy Bond Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	199,247	11/2010	JPM	$55	$0	$55
Buy		242,375	03/2011	BCLY	36	0	36
Buy		116,362	03/2011	HSBC	13	0	13
Buy		120,512	03/2011	JPM	7	0	7
Buy		137,250	03/2011	UBS	12	0	12
Buy	JPY	358,100	04/2010	DUB	0	(135)	(135)
Buy		7,049,549	04/2010	MSC	0	(2,228)	(2,228)
Buy	KRW	3,535,000	07/2010	BCLY	92	0	92
Buy		2,394,664	07/2010	DUB	89	0	89
Buy		2,830,000	07/2010	HSBC	0	(9)	(9)
Buy		7,765,599	07/2010	MSC	152	0	152
Buy		4,761,732	08/2010	MSC	141	0	141
Buy		4,025,070	11/2010	BCLY	101	0	101
Buy	KRW	2,527,787	11/2010	BOA	76	0	76
Buy		11,175,523	11/2010	CITI	198	0	198
Buy		1,929,916	11/2010	DUB	33	0	33
Buy		1,008,780	11/2010	GSC	25	0	25
Buy		8,092,000	11/2010	HSBC	96	0	96
Buy		12,258,922	11/2010	JPM	137	(6)	131
Buy		3,810,141	11/2010	MSC	31	0	31
Sell	MXN	25,127	04/2010	BOA	0	(184)	(184)
Buy		67,256	04/2010	CITI	291	0	291
Sell		351,926	04/2010	CITI	0	(1,173)	(1,173)
Buy		116,974	04/2010	DUB	542	0	542
Sell		894	04/2010	DUB	0	0	0
Buy		53,596	04/2010	GSC	198	0	198
Sell		59,248	04/2010	GSC	0	(165)	(165)
Buy		187,302	04/2010	HSBC	721	0	721
Sell		118,880	04/2010	HSBC	0	(734)	(734)
Buy		47,623	04/2010	JPM	90	0	90
Sell		42,984	04/2010	JPM	0	(224)	(224)
Buy		103,192	04/2010	MSC	333	0	333
Buy		23,115	04/2010	UBS	67	0	67
Buy		894	09/2010	DUB	0	0	0
Sell		47,623	09/2010	JPM	0	(89)	(89)
Sell	PHP	111,284	04/2010	BCLY	0	(23)	(23)
Sell		359,169	04/2010	CITI	0	(38)	(38)
Sell		106,410	04/2010	DUB	0	(24)	(24)
Buy		140,010	04/2010	HSBC	95	0	95
Buy		436,853	04/2010	JPM	256	0	256
Buy		111,284	11/2010	BCLY	13	0	13
Buy		359,169	11/2010	CITI	22	(6)	16
Buy		106,410	11/2010	DUB	15	0	15
Buy	PLN	33,921	08/2010	DUB	111	0	111
Buy		6,050	08/2010	HSBC	0	(3)	(3)
Buy		28	08/2010	JPM	0	0	0
Buy		9,126	08/2010	UBS	63	0	63
Buy	RUB	293,536	07/2010	JPM	230	0	230
Buy	SEK	119,807	05/2010	DUB	0	(235)	(235)
Buy	SGD	6,394	06/2010	BCLY	69	0	69
Buy		4,730	06/2010	CITI	22	(19)	3
Buy		6,337	06/2010	DUB	38	0	38
Buy		1,811	06/2010	GSC	0	(6)	(6)
Buy		5,404	06/2010	UBS	32	0	32
Buy		4,486	09/2010	BCLY	1	0	1
Buy		3,334	09/2010	CITI	13	0	13
Buy		2,871	09/2010	GSC	10	0	10
Buy	TWD	64,552	06/2010	BOA	16	0	16
Buy		75,840	06/2010	DUB	20	0	20
Buy		293,485	06/2010	HSBC	35	(29)	6
Buy		83,400	06/2010	MSC	16	0	16
Buy		10,456	10/2010	BCLY	1	0	1
Buy		31,031	10/2010	CITI	6	0	6
Buy		203,223	10/2010	JPM	22	0	22
Buy	ZAR	82,136	07/2010	BCLY	638	0	638
Buy		9,106	07/2010	BOA	26	0	26
Buy		15,698	07/2010	GSC	113	0	113

					$16,841	$(10,856)	$5,985

122	PIMCO Funds	See Accompanying Notes

March 31, 2010

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Brazil	$0	$81,041	$0	$81,041
Canada	0	171,131	0	171,131
France	0	57,975	0	57,975
Germany	0	197,241	0	197,241
Japan	0	62,893	0	62,893
Mexico	0	88,811	0	88,811
Netherlands	0	69,547	945	70,492
Russia	0	44,198	0	44,198
United Kingdom	0	25,204	0	25,204
United States	0	397,091	0	397,091
Short-Term Instruments	260,101	139,417	0	399,518
Other Investments +++	0	159,070	0	159,070

Investments, at value	$260,101	$1,493,619	$945	$1,754,665
Financial Derivative Instruments ++++	$1,746	$5,997	$(82)	$7,661

Totals	$261,847	$1,499,616	$863	$1,762,326

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Netherlands	$0	$811	$4	$0	$130	$0	$945	$130
Financial Derivative Instruments ++++	$0	$(88)	$0	$0	$6	$0	$(82)	$6

Totals	$0	$723	$4	$0	$136	$0	$863	$136

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(n)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable ^^	$209	$0	$0	$0	$0	$209
Unrealized appreciation on foreign currency contracts	0	16,841	0	0	0	16,841
Unrealized appreciation on swap agreements	1,575	0	422	0	0	1,997

	$1,784	$16,841	$422	$0	$0	$19,047

Liabilities:
Written options outstanding	$1,487	$128	$0	$0	$0	$1,615
Unrealized depreciation on foreign currency contracts	0	10,856	0	0	0	10,856
Unrealized depreciation on swap agreements	28	0	424	0	0	452

	$1,515	$10,984	$424	$0	$0	$12,923

See Accompanying Notes	Annual Report	March 31, 2010	123

Schedule of Investments Global Advantage Strategy Bond Fund (Cont.)	March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$2,090	$0	$72	$0	$0	$2,162
Net realized (loss) on foreign currency transactions	0	(1,428)	0	0	0	(1,428)

	$2,090	$(1,428)	$72	$0	$0	$734

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$6,111	$71	$(6)	$0	$0	$6,176
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	5,976	0	0	0	5,976

	$6,111	$6,047	$(6)	$0	$0	$12,152

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,746 as reported in the Notes to Schedule of Investments.

124	PIMCO Funds	See Accompanying Notes

Schedule of Investments Global Bond Fund (U.S. Dollar-Hedged)	March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 8.2%

Australia Government Bond
6.250% due 06/15/2014	AUD	200	$189

Bank of Queensland Ltd.
5.500% due 10/22/2012		700	639

Bank of Scotland PLC
4.750% due 01/13/2011		2,200	2,015
5.250% due 07/24/2012		500	454

Citigroup Pty Ltd.
5.500% due 06/18/2012		500	458

Commonwealth Bank of Australia
0.538% due 09/17/2014		$1,100	1,105
0.634% due 12/10/2012		800	800
0.671% due 07/12/2013		1,500	1,510
4.500% due 02/20/2014	AUD	1,100	963

Crusade Global Trust
0.802% due 11/19/2037	EUR	213	275

ING Bank Australia Ltd.
4.485% due 08/28/2013	AUD	500	458
5.028% due 06/24/2014		2,000	1,850
5.750% due 08/28/2013		600	549

Macquarie Bank Ltd.
4.100% due 12/17/2013		$1,700	1,809

National Australia Bank Ltd.
0.750% due 07/08/2014		1,000	1,012

Puma Finance Ltd.
0.321% due 02/21/2038		370	352
4.090% due 08/22/2037	AUD	124	111
4.332% due 07/12/2036		124	111

Superannuation Members Home Loans Global Fund
0.394% due 03/09/2036		$513	508

Swan Trust
4.294% due 04/25/2041	AUD	1,300	1,194

Torrens Trust
4.340% due 10/19/2038		632	568

Westpac Banking Corp.
2.700% due 12/09/2014		$1,800	1,789
2.900% due 09/10/2014		900	911

Total Australia (Cost $18,750)			19,630

BERMUDA 0.3%

Merna Reinsurance Ltd.
0.901% due 06/30/2012		$700	693

Total Bermuda (Cost $699)			693

CANADA 6.9%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	892	907

Canada Government Bond
1.500% due 06/01/2012		3,600	3,515
2.000% due 12/01/2014		1,900	1,806
2.500% due 06/01/2015		100	97
3.500% due 06/01/2020		2,200	2,137
4.000% due 06/01/2016		500	517
4.250% due 06/01/2018		3,000	3,119

Canada Housing Trust No. 1
4.050% due 03/15/2011		500	506
4.600% due 09/15/2011		800	823

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	400	550

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	200	202

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	300	$306

Master Credit Card Trust
5.297% due 08/21/2012		200	210

Province of Ontario Canada
4.000% due 10/07/2019		$400	393

Province of Quebec Canada
5.125% due 11/14/2016		300	329
5.750% due 12/01/2036	CAD	1,000	1,109

Total Canada (Cost $15,946)			16,526

CAYMAN ISLANDS 0.3%

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$300	303

Residential Reinsurance 2007 Ltd.
8.002% due 06/07/2010		500	504

Total Cayman Islands (Cost $817)			807

DENMARK 0.4%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	158	30

Realkredit Danmark A/S
2.000% due 01/01/2011		2,500	455
2.730% due 01/01/2038		2,145	380

Total Denmark (Cost $881)			865

FRANCE 13.9%

CORPORATE BONDS & NOTES 5.3%

BNP Paribas Home Loan Covered Bonds S.A.
3.000% due 07/23/2013	EUR	600	835
4.125% due 01/24/2011		100	138
4.750% due 05/28/2013		700	1,024

BPCE S.A.
6.117% due 10/29/2049		300	330

Cie de Financement Foncier
3.875% due 02/11/2011		1,700	2,353
4.000% due 07/21/2011		1,300	1,819
4.500% due 01/09/2013		700	1,012

Credit Agricole S.A.
6.637% due 05/29/2049		$500	439

Dexia Credit Local
0.501% due 01/12/2012		1,700	1,700
0.899% due 09/23/2011		800	806

GCE Covered Bonds
5.250% due 09/17/2010	EUR	1,250	1,722

Vivendi S.A.
5.750% due 04/04/2013		$446	480
6.625% due 04/04/2018		100	109

			12,767

SOVEREIGN ISSUES 8.6%

France Government Bond
4.000% due 10/25/2013	EUR	800	1,165
4.000% due 10/25/2014		1,000	1,458
4.250% due 04/25/2019		2,400	3,498
4.250% due 10/25/2023		1,800	2,565

France Treasury Notes
3.000% due 01/12/2011		7,000	9,637

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Societe Financement de l’Economie Francaise
2.125% due 05/20/2012	EUR	400	$552
2.250% due 06/11/2012		$1,600	1,629

			20,504

Total France (Cost $34,931)			33,271

GERMANY 23.2%

CORPORATE BONDS & NOTES 0.2%

Kreditanstalt fuer Wiederaufbau
5.500% due 06/05/2014	AUD	500	$450

SOVEREIGN ISSUES 23.0%

Republic of Germany
1.250% due 03/11/2011	EUR	400	544
2.250% due 12/10/2010		3,100	4,238
2.500% due 02/27/2015		900	1,236
3.250% due 01/04/2020		1,400	1,918
3.500% due 04/12/2013		1,200	1,723
3.750% due 01/04/2015		6,300	9,140
3.750% due 01/04/2019		4,200	6,000
4.000% due 10/11/2013		2,200	3,218
4.000% due 01/04/2037		300	415
4.250% due 10/12/2012		900	1,309
4.250% due 07/04/2017		2,600	3,863
4.250% due 07/04/2039		400	582
4.750% due 07/04/2034		700	1,077
4.750% due 07/04/2040		500	786
5.250% due 01/04/2011		3,900	5,455
5.500% due 01/04/2031		4,200	7,019
6.250% due 01/04/2030		2,200	3,974
6.500% due 07/04/2027		1,400	2,561

			55,058

Total Germany (Cost $56,767)			55,508

IRELAND 0.9%

Depfa ACS Bank
1.650% due 12/20/2016	JPY	20,000	187

German Postal Pensions Securitisation PLC
2.750% due 01/18/2011	EUR	1,100	1,505

Immeo Residential Finance PLC
0.810% due 12/15/2016		227	268

Lusitano Mortgages PLC
0.930% due 12/15/2035		80	102

Total Ireland (Cost $2,095)			2,062

ITALY 0.2%

Intesa Sanpaolo SpA
8.375% due 10/29/2049	EUR	200	289

Siena Mortgages SpA
0.879% due 12/16/2038		206	275

Total Italy (Cost $562)			564

JAPAN 8.2%

Japan Government International Bond
0.200% due 02/15/2012	JPY	920,000	9,847
0.700% due 09/20/2014		720,000	7,773
2.500% due 09/20/2036		100,000	1,116
2.500% due 09/20/2037		50,000	559

See Accompanying Notes	Annual Report	March 31, 2010	125

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)   (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JLOC Ltd.
0.514% due 02/16/2016	JPY	38,478	$314

Total Japan (Cost $20,202)			19,609

JERSEY, CHANNEL ISLANDS 0.3%

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	500	679

Total Jersey, Channel Islands (Cost $669)			679

LIBERIA 0.0%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$100	101

Total Liberia (Cost $100)			101

LUXEMBOURG 0.4%

Tyco Electronics Group S.A.
5.950% due 01/15/2014		$1,000	1,079

Total Luxembourg (Cost $916)			1,079

NETHERLANDS 3.2%

Achmea Hypotheekbank NV
0.599% due 11/03/2014		$1,500	1,500

Delphinus BV
0.949% due 11/28/2031	EUR	143	191
0.976% due 06/25/2066		40	54

Dutch MBS BV
0.980% due 10/02/2079		609	822

Fortis Bank Nederland NV
3.375% due 05/19/2014		1,200	1,690

LeasePlan Corp. NV
3.250% due 05/22/2014		300	421

Netherlands Government Bond
3.750% due 07/15/2014		200	289
4.000% due 01/15/2011		400	555
4.500% due 07/15/2017		1,400	2,093

Total Netherlands (Cost $7,565)			7,615

NEW ZEALAND 0.4%

Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$900	920

Total New Zealand (Cost $898)			920

NORWAY 0.7%

DnB NOR Boligkreditt
4.375% due 11/15/2010	EUR	1,275	1,756

Total Norway (Cost $1,964)			1,756

QATAR 0.1%

Qatar Government International Bond
4.000% due 01/20/2015		$200	205

Total Qatar (Cost $200)			205

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	255	$370

Total South Korea (Cost $393)			370

UNITED KINGDOM 6.1%

Barclays Bank PLC
7.434% due 09/29/2049		$600	600
10.179% due 06/12/2021		400	523

Bauhaus Securities Ltd.
0.985% due 10/30/2052	EUR	29	39

British Sky Broadcasting Group PLC
9.500% due 11/15/2018		$800	1,031

Bumper 2 S.A.
2.212% due 06/20/2022	EUR	400	542

HBOS PLC
6.750% due 05/21/2018		$446	410

LBG Capital No.1 PLC
8.500% due 12/29/2049		2,000	1,750

LBG Capital No.2 PLC
11.250% due 09/14/2023	GBP	200	317

Lloyds TSB Bank PLC
1.251% due 04/02/2012		$600	609

Nationwide Building Society
4.125% due 02/27/2012	EUR	1,100	1,538

Pearson Dollar Finance PLC
6.250% due 05/06/2018		$1,275	1,366

		SHARES

Royal Bank of Scotland Group PLC (b)		654,371	437

		PRINCIPAL AMOUNT (000S)

Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		$2,100	2,110
2.625% due 05/11/2012		800	817

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	102

United Kingdom Gilt
4.250% due 03/07/2036	GBP	500	728
4.500% due 12/07/2042		200	305
4.750% due 12/07/2038		800	1,262

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$200	211

Total United Kingdom (Cost $14,263)			14,697

UNITED STATES 25.1%

ASSET-BACKED SECURITIES 2.0%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$158	155

ACE Securities Corp.
0.279% due 12/25/2036		271	242

AFC Home Equity Loan Trust
0.939% due 12/22/2027		8	4

Amortizing Residential Collateral Trust
0.929% due 10/25/2031		9	7

Amresco Residential Securities Mortgage Loan Trust
1.169% due 06/25/2029		9	5

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
0.679% due 03/25/2043		$2	$2
0.889% due 10/25/2032		5	4

Capital Auto Receivables Asset Trust
1.680% due 10/15/2012		700	706

Countrywide Asset-Backed Certificates
0.279% due 08/25/2037		162	156
0.409% due 09/25/2036		213	168

Credit Suisse First Boston Mortgage Securities Corp.
0.849% due 01/25/2032		7	5

First Alliance Mortgage Loan Trust
0.459% due 12/20/2027		37	23

Ford Credit Auto Owner Trust
1.650% due 06/15/2012		345	347

Franklin Auto Trust
1.229% due 10/20/2011		47	47

Home Equity Mortgage Trust
5.500% due 01/25/2037		154	16

Mid-State Trust
8.330% due 04/01/2030		274	278

Nelnet Student Loan Trust
0.779% due 04/27/2015		159	159

Renaissance Home Equity Loan Trust
0.729% due 12/25/2033		34	28

Residential Asset Mortgage Products, Inc.
0.789% due 06/25/2032		7	5

Residential Asset Securities Corp.
0.729% due 07/25/2032		20	10

SLC Student Loan Trust
0.707% due 06/15/2017		510	511

SLM Student Loan Trust
1.749% due 04/25/2023		1,560	1,616

Structured Asset Securities Corp.
0.629% due 05/25/2034		39	33

Wachovia Asset Securitization, Inc.
0.489% due 06/25/2033		468	284

Wells Fargo Home Equity Trust
0.459% due 10/25/2035		56	55

			4,866

CORPORATE BONDS & NOTES 10.1%

Aetna, Inc.
6.500% due 09/15/2018		300	335

American International Group, Inc.
4.875% due 03/15/2067	EUR	300	267
8.000% due 05/22/2068		500	555
8.175% due 05/15/2068		$100	85
8.250% due 08/15/2018		700	736

AutoZone, Inc.
5.875% due 10/15/2012		100	108

BAE Systems Holdings, Inc.
6.400% due 12/15/2011		200	214

Bank of America Corp.
4.000% due 03/28/2018	EUR	600	780
4.750% due 05/23/2017		400	526
5.750% due 12/01/2017		$320	329

Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,200	1,327

Boston Scientific Corp.
6.000% due 06/15/2011		300	312
6.400% due 06/15/2016		300	306

Burlington Northern Santa Fe Corp.
5.750% due 03/15/2018		446	478

126	PIMCO Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	1,000	$1,085

Citigroup, Inc.
5.500% due 10/15/2014		$500	518
6.000% due 08/15/2017		1,319	1,351
6.125% due 05/15/2018		1,085	1,110

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		637	667

CNA Financial Corp.
6.000% due 08/15/2011		300	313

Computer Sciences Corp.
5.500% due 03/15/2013		637	685

Cytec Industries, Inc.
6.000% due 10/01/2015		637	686

Daimler Finance North America LLC
5.750% due 09/08/2011		100	105

DR Horton, Inc.
6.000% due 04/15/2011		300	311

Erac USA Finance LLC
5.800% due 10/15/2012		700	756

GATX Financial Corp.
5.500% due 02/15/2012		637	666

Health Care REIT, Inc.
5.875% due 05/15/2015		400	420

International Lease Finance Corp.
5.350% due 03/01/2012		200	196
5.650% due 06/01/2014		1,500	1,391

JPMorgan Chase & Co., Inc. CPI Linked Bond
0.615% due 02/15/2012		100	101

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		1,200	282
5.625% due 01/24/2013 (a)		500	120
6.875% due 05/02/2018 (a)		700	169

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		638	676

Masco Corp.
6.125% due 10/03/2016		200	200

Merrill Lynch & Co., Inc.
0.959% due 05/30/2014	EUR	500	630
0.961% due 08/25/2014		100	126
1.385% due 09/27/2012		700	923

Morgan Stanley
0.701% due 10/18/2016		$200	183

Nabors Industries, Inc.
6.150% due 02/15/2018		637	680

NiSource Finance Corp.
6.800% due 01/15/2019		637	694

RBS Capital Trust I
4.709% due 12/29/2049		100	61

Sabre Holdings Corp.
7.350% due 08/01/2011		200	207

Sara Lee Corp.
6.250% due 09/15/2011		200	213

Sealed Air Corp.
5.625% due 07/15/2013		200	211

Sprint Nextel Corp.
6.000% due 12/01/2016		100	91

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	1,350	1,849

			24,034

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 7.9%

American General Mortgage Loan Trust
5.150% due 03/25/2040	$1,100	$1,100

American Home Mortgage Assets
0.419% due 05/25/2046	478	254
0.439% due 10/25/2046	347	174

American Home Mortgage Investment Trust
0.469% due 05/25/2047	408	96

Banc of America Funding Corp.
4.484% due 02/20/2036	453	412

Banc of America Mortgage Securities, Inc.
4.789% due 09/25/2035	500	407

BCAP LLC Trust
0.399% due 01/25/2037	367	189

Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035	296	276
2.810% due 03/25/2035	1,072	1,004
2.934% due 03/25/2035	50	48
3.408% due 05/25/2034	80	73
3.504% due 08/25/2033	6	6
4.601% due 10/25/2033	44	41
4.631% due 05/25/2034	41	37
5.133% due 08/25/2035	800	745
5.394% due 05/25/2047	764	531

Bear Stearns Alt-A Trust
0.389% due 02/25/2034	89	67
3.478% due 05/25/2035	35	27
5.458% due 11/25/2035	312	186
5.590% due 11/25/2036	314	205
5.663% due 02/25/2036	952	536
6.250% due 08/25/2036	417	197

Bear Stearns Structured Products, Inc.
5.603% due 01/26/2036	238	147

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	153	135
5.969% due 09/25/2037	780	532

Countrywide Alternative Loan Trust
0.309% due 09/20/2046	22	22
0.424% due 12/20/2046	378	196
0.439% due 07/20/2046	639	253
0.509% due 02/25/2037	649	358
0.579% due 05/25/2037	88	44
1.971% due 11/25/2035	114	63
2.511% due 11/25/2035	38	22
5.250% due 06/25/2035	74	59
5.822% due 11/25/2035	610	362
5.849% due 02/25/2037	208	145
6.000% due 04/25/2037	130	84
6.058% due 08/25/2036	197	194
6.250% due 08/25/2037	80	43
6.500% due 06/25/2036	178	103

Countrywide Home Loan Mortgage Pass-Through Trust
0.609% due 09/25/2034	94	58
3.563% due 04/20/2035	24	21
3.960% due 08/25/2034	269	218
3.968% due 08/25/2034	25	17

Credit Suisse First Boston Mortgage Securities Corp.
3.483% due 08/25/2033	69	66
6.500% due 04/25/2033	11	11

Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037	300	148

First Horizon Asset Securities, Inc.
2.916% due 12/25/2033	29	27
3.117% due 07/25/2033	21	19

Greenpoint Mortgage Funding Trust
0.499% due 11/25/2045	19	11

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GS Mortgage Securities Corp. II
0.318% due 03/06/2020	$305	$294

GSR Mortgage Loan Trust
2.060% due 03/25/2033	31	30
2.954% due 09/25/2035	293	270
3.688% due 06/25/2034	79	69
4.547% due 09/25/2035	800	590

Harborview Mortgage Loan Trust
0.419% due 01/19/2038	134	74
1.331% due 12/19/2036	225	101
3.605% due 05/19/2033	65	62

Impac CMB Trust
1.229% due 07/25/2033	20	18

Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035	265	200

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	180	163

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,400	1,351

JPMorgan Mortgage Trust
4.400% due 11/25/2033	41	40
5.502% due 02/25/2036	395	333

MASTR Alternative Loans Trust
0.629% due 03/25/2036	90	35

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	701	679

Merrill Lynch Mortgage Investors, Inc.
0.479% due 08/25/2036	58	38
3.366% due 02/25/2033	28	25

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	232	212

Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	510	252

Residential Accredit Loans, Inc.
0.379% due 02/25/2047	229	105
0.409% due 06/25/2046	700	260

Residential Asset Securitization Trust
5.750% due 02/25/2036	61	42

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	8	8

Sequoia Mortgage Trust
0.579% due 07/20/2033	175	141

Structured Adjustable Rate Mortgage Loan Trust
2.760% due 02/25/2034	32	27
2.825% due 04/25/2034	87	72

Structured Asset Mortgage Investments, Inc.
0.439% due 05/25/2046	163	78
0.449% due 05/25/2036	406	211
0.449% due 09/25/2047	500	158
0.809% due 07/19/2034	36	30

TBW Mortgage-Backed Pass-Through Certificates
0.339% due 01/25/2037	95	84
5.630% due 01/25/2037	296	140

Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	800	788

WaMu Mortgage Pass-Through Certificates
0.539% due 01/25/2045	93	72
0.769% due 12/25/2027	288	251
1.171% due 02/25/2047	667	353
1.760% due 05/25/2041	17	15
2.884% due 06/25/2033	30	28
3.078% due 02/27/2034	88	84
5.396% due 02/25/2037	414	292

See Accompanying Notes	Annual Report	March 31, 2010	127

Schedule of Investments Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.411% due 07/25/2046	$140	$64

Wells Fargo Mortgage-Backed Securities Trust
3.131% due 04/25/2036	538	459
4.950% due 03/25/2036	324	286

		18,853

MUNICIPAL BONDS & NOTES 1.0%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (d)	600	384

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	765	647

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	291

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	6

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	70

University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	500	509

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	485	385

		2,292

	SHARES
PREFERRED STOCKS 0.6%

DG Funding Trust
2.501% due 12/31/2049	172	1,402

SLM Corp.
4.770% due 01/16/2018	1,800	31

		1,433

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 2.7%

Fannie Mae
0.329% due 01/25/2021	$102	$100
0.429% due 10/27/2037	1,000	998
0.479% due 06/25/2044	8	8
2.627% due 12/01/2034	131	132
2.835% due 11/01/2034	300	314
5.000% due 08/25/2016 - 03/25/2017	234	240
6.000% due 04/25/2043 - 07/25/2044	219	236
6.500% due 11/25/2042	274	301

Freddie Mac
0.109% due 02/01/2011 (f)	423	423
0.680% due 12/15/2031	2	2
1.681% due 10/25/2044	314	301
4.500% due 07/15/2018	153	159
5.000% due 03/15/2025	12	13

Ginnie Mae
0.850% due 02/16/2030	55	55
0.900% due 02/16/2030	50	50
3.125% due 11/20/2021 - 12/20/2026	30	31
3.625% due 07/20/2022 - 09/20/2026	75	78
4.250% due 01/20/2030	21	21
4.375% due 05/20/2028 - 06/20/2030	74	76
6.000% due 08/20/2034	698	741

Small Business Administration
5.600% due 09/01/2028	798	859
6.640% due 02/01/2011	16	16

Tennessee Valley Authority
5.880% due 04/01/2036	637	686
7.140% due 05/23/2012	637	714

		6,554

U.S. TREASURY OBLIGATIONS 0.8%

U.S. Treasury Bonds
4.625% due 02/15/2040 (h)	800	789

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Notes
1.000% due 08/31/2011	$15	$15
1.000% due 09/30/2011	23	23
1.000% due 10/31/2011 (h)	403	404
3.625% due 02/15/2020	800	787

		2,018

Total United States (Cost $64,022)		60,050

SHORT-TERM INSTRUMENTS 1.2%

CERTIFICATES OF DEPOSIT 0.4%

Barclays Bank PLC
1.109% due 03/22/2011	900	899

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 04/01/2010	725	725

(Dated 03/31/2010. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $740. Repurchase proceeds are $725.)

U.S. TREASURY BILLS 0.5%
0.201% due 08/26/2010 - 09/02/2010 (c)(f)(h)	1,173	1,172

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.0%
	12,977	130

Total Short-Term Instruments (Cost $2,927)		2,926

Total Investments 100.2% (Cost $245,567)		$239,933

Written Options (j) (0.1%) (Premiums $469)		(167)

Other Assets and Liabilities (Net) (0.1%)		(378)

Net Assets 100.0%		$239,388

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Non-income producing security.
(c)	Coupon represents a weighted average rate.
(d)	Security becomes interest bearing at a future date.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $1,482 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $2,059 at a weighted average interest rate of 0.293%. On March 31, 2010, there were no open reverse repurchase agreements.
(h)	Securities with an aggregate market value of $596 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	24	$12
Canada Government 10-Year Bond June Futures	Long	06/2010	31	(25)
Euro-Bund 10-Year Bond June Futures	Long	06/2010	24	31
Euro-Bund 10-Year Bond May Futures Call Options Strike @ EUR 124.000	Short	05/2010	12	1
Euro-Bund 10-Year Bond May Futures Call Options Strike @ EUR 124.500	Short	05/2010	13	1
Japan Government 10-Year Bond June Futures	Long	06/2010	7	(58)
U.S. Treasury 10-Year Note June Futures	Long	06/2010	55	(33)

				$(71)

128	PIMCO Funds	See Accompanying Notes

March 31, 2010

(i)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc.	GSC	(0.950%	)	09/20/2018	1.090%		$300	$3	$0	$3
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.476%		100	(1)	0	(1)
BAE Systems Holdings, Inc.	UBS	(0.140%	)	12/20/2011	0.594%		200	2	0	2
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	1.507%		300	(17)	0	(17)
Bear Stearns Cos. LLC	CITI	(1.200%	)	03/20/2018	0.626%		800	(32)	0	(32)
Bear Stearns Cos. LLC	CSFB	(0.760%	)	12/20/2017	0.622%		1,000	(10)	0	(10)
Boston Scientific Corp.	BOA	(1.000%	)	06/20/2011	0.849%		100	0	0	0
Boston Scientific Corp.	MLP	(0.510%	)	06/20/2011	0.863%		200	1	0	1
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.668%		300	(7)	0	(7)
British Sky Broadcasting Group PLC	BCLY	(0.700%	)	12/20/2018	0.976%		800	16	0	16
Burlington Northern Santa Fe Corp.	RBS	(0.510%	)	03/20/2018	0.634%		446	4	0	4
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	1.915%		637	38	0	38
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.496%		300	5	0	5
Computer Sciences Corp.	MSC	(0.620%	)	03/20/2013	0.476%		637	(3)	0	(3)
Cytec Industries, Inc.	DUB	(0.950%	)	12/20/2015	1.143%		637	6	0	6
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	0.463%		100	0	0	0
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	1.033%		200	(7)	0	(7)
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.432%		700	(43)	0	(43)
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	1.218%		637	8	0	8
Health Care REIT, Inc.	BCLY	(2.930%	)	06/20/2015	1.312%		400	(31)	0	(31)
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	3.078%		200	11	0	11
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	0.626%		100	(1)	0	(1)
JPMorgan Chase & Co.	DUB	(0.740%	)	03/20/2018	0.626%		500	(4)	0	(4)
JPMorgan Chase & Co.	RBS	(2.223%	)	03/20/2018	0.626%		300	(34)	0	(34)
JPMorgan Chase & Co.	UBS	(0.730%	)	03/20/2018	0.626%		300	(2)	0	(2)
Marsh & McLennan Cos., Inc.	BOA	(0.990%	)	09/20/2015	1.081%		638	3	0	3
Masco Corp.	CSFB	(0.907%	)	12/20/2016	1.883%		200	11	0	11
Nabors Industries, Inc.	DUB	(0.630%	)	03/20/2018	1.484%		637	36	0	36
NiSource Finance Corp.	MSC	(1.470%	)	03/20/2019	1.481%		637	0	0	0
Pearson Dollar Finance PLC	CITI	(0.690%	)	06/20/2018	0.695%		275	0	0	0
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.695%		1,000	(25)	0	(25)
Royal Caribbean Cruises Ltd.	BOA	(0.480%	)	06/20/2010	0.942%		100	0	0	0
Sabre Holdings Corp.	JPM	(0.930%	)	09/20/2011	1.691%		200	2	0	2
Sara Lee Corp.	RBS	(0.630%	)	09/20/2011	0.298%		200	(1)	0	(1)
Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	0.980%		200	3	0	3
Sprint Nextel Corp.	JPM	(1.065%	)	12/20/2016	4.472%		100	17	0	17
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.939%		100	2	0	2
Tyco Electronics Group S.A.	BOA	(1.100%	)	03/20/2014	0.621%		1,000	(19)	80	(99)
UBS AG	BCLY	(2.300%	)	03/20/2014	0.756%	EUR	200	(16)	0	(16)
UBS AG	DUB	(2.080%	)	03/20/2014	0.756%		200	(14)	0	(14)
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	0.761%		$200	(6)	0	(6)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	0.761%		100	(3)	0	(3)
Vivendi S.A.	BNP	(1.820%	)	06/20/2013	0.761%		146	(5)	0	(5)
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.116%		100	(3)	0	(3)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	0.695%		200	1	0	1

								$(115)	$80	$(195)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-7 10-Year Index	BOA	(0.650%	)	12/20/2016	$5,977	$204	$(43)	$247
CDX.IG-7 10-Year Index	MSC	(0.650%	)	12/20/2016	482	17	(3)	20
CDX.IG-8 10-Year Index	DUB	(0.600%	)	06/20/2017	5,614	205	42	163
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017	2,904	106	71	35
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017	1,548	45	58	(13)
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018	581	(11)	(20)	9
CDX.IG-10 10-Year Index	MSC	(1.500%	)	06/20/2018	484	(9)	(7)	(2)
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	7,738	(73)	71	(144)

						$484	$169	$315

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$392	$(248)	$(118)	$(130)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	493	(245)	(150)	(95)

					$(493)	$(268)	$(225)

See Accompanying Notes	Annual Report	March 31, 2010	129

Schedule of Investments Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	3,000	$135	$(3)	$138
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		6,300	290	(7)	297
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		3,500	172	4	168
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		500	13	0	13
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	14	0	14
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		1,600	50	0	50
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	MSC	AUD	44,700	(29)	(5)	(24)
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	RBC		600	0	0	0
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	1,600	17	8	9
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	DUB	EUR	5,200	166	29	137
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	BOA	JPY	1,080,000	64	63	1
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	RBS		3,390,000	201	202	(1)
Pay	6-Month JPY-LIBOR	1.000%	06/16/2017	BOA		380,000	(23)	(22)	(1)
Pay	6-Month JPY-LIBOR	1.500%	06/16/2020	BOA		270,000	0	(16)	16
Pay	6-Month JPY-LIBOR	1.500%	06/16/2020	RBS		90,000	0	(4)	4

							$1,070	$249	$821

(j)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	20	$6	$3
Call - CBOT U.S. Treasury 10-Year Note May Futures	118.500	04/23/2010	19	6	2
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	17	4	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	23	7	8
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	8	5	1

				$28	$15

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	$1,600	$10	$5
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	1,600	6	4
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	5,800	54	14
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	5,800	10	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	5,800	28	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	10,000	67	39
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	10,000	80	64
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,800	11	2
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	4,600	50	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	5,900	56	2

							$372	$130

130	PIMCO Funds	See Accompanying Notes

March 31, 2010

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD		$1.330	04/20/2010	EUR	400	$4	$2
Call - OTC EUR versus USD		1.400	04/20/2010		700	5	1
Put - OTC GBP versus USD		1.450	04/20/2010	GBP	800	13	0
Call - OTC GBP versus USD		1.540	04/20/2010		2,700	35	19
Call - OTC USD versus KRW	KRW	1,500.000	09/01/2010		$300	4	0
Call - OTC USD versus MXN	MXN	16.250	09/22/2010		300	8	0

						$69	$22

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2009	171	$44,500	AUD	0	EUR	7,900	GBP	0	$807
Sales	629	87,600		2,700		3,400		3,500	985
Closing Buys	(573)	(63,200)		(1,700)		(7,200)		0	(1,125)
Expirations	(140)	(15,400)		(1,000)		(3,000)		0	(198)
Exercised	0	0		0		0		0	0

Balance at 03/31/2010	87	$53,500	AUD	0	EUR	1,100	GBP	3,500	$469

(k)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	19,900	04/2010	JPM	$0	$(373)	$(373)
Sell		1,180	05/2010	RBC	0	(3)	(3)
Buy	BRL	2,165	04/2010	GSC	0	(19)	(19)
Sell		1,969	04/2010	GSC	0	(56)	(56)
Sell		997	04/2010	HSBC	0	(19)	(19)
Buy		407	04/2010	MSC	14	0	14
Buy		394	04/2010	RBS	14	0	14
Buy		57	06/2010	HSBC	0	0	0
Sell	CAD	49	04/2010	HSBC	0	0	0
Sell		11,949	04/2010	JPM	0	(305)	(305)
Sell		90	04/2010	RBC	0	(1)	(1)
Sell		3,593	04/2010	RBS	0	(27)	(27)
Buy	CNY	2,234	05/2010	BCLY	0	(34)	(34)
Sell		4,753	05/2010	BCLY	0	(36)	(36)
Buy		2,519	05/2010	MLP	0	(37)	(37)
Buy		3,876	06/2010	BCLY	0	(2)	(2)
Sell		946	06/2010	BOA	1	0	1
Buy		2,657	06/2010	HSBC	0	(1)	(1)
Sell		1,689	06/2010	MSC	2	0	2
Buy		7,440	11/2010	BCLY	0	(7)	(7)
Buy		285	11/2010	CITI	0	(1)	(1)
Buy		292	11/2010	DUB	0	(1)	(1)
Sell		2,543	11/2010	DUB	1	0	1
Sell		2,678	11/2010	HSBC	3	0	3
Buy		567	11/2010	JPM	0	(1)	(1)
Sell		1,556	11/2010	JPM	2	0	2
Buy		2,545	11/2010	MSC	0	(8)	(8)
Buy		3,905	11/2010	UBS	0	(1)	(1)
Buy		3,619	01/2011	BOA	0	(3)	(3)
Buy		12,401	01/2011	HSBC	0	(7)	(7)
Buy		5,017	01/2011	JPM	0	(4)	(4)
Buy		4,951	01/2011	MSC	0	(5)	(5)
Buy		3,257	06/2011	DUB	0	(4)	(4)
Sell	DKK	2,426	05/2010	DUB	4	0	4
Sell	EUR	1,757	04/2010	BCLY	7	0	7
Sell		85,260	04/2010	BNP	971	0	971
Sell		132	04/2010	BOA	3	0	3
Buy		28,391	04/2010	CITI	0	(668)	(668)
Sell		2,940	04/2010	CITI	51	0	51
Sell		4,951	04/2010	CSFB	0	(24)	(24)
Buy		212	04/2010	DUB	0	(3)	(3)
Sell		1,135	04/2010	DUB	48	0	48
Sell		288	04/2010	GSC	9	0	9
Sell		2,876	04/2010	JPM	45	0	45
Sell		7,114	04/2010	MSC	139	0	139
Sell		4,412	04/2010	RBS	32	(42)	(10)

See Accompanying Notes	Annual Report	March 31, 2010	131

Schedule of Investments Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	88	05/2010	RBC	$0	$0	$0
Sell		84,948	05/2010	RBS	199	0	199
Sell	GBP	1,049	06/2010	BCLY	0	(25)	(25)
Buy		335	06/2010	RBC	4	0	4
Sell		2,433	06/2010	RBS	0	(23)	(23)
Sell	HKD	63	07/2010	HSBC	0	0	0
Sell		256	07/2010	JPM	0	0	0
Buy	IDR	3,428,750	09/2010	JPM	40	0	40
Buy		977,300	11/2010	BCLY	3	0	3
Buy		973,000	11/2010	CITI	2	0	2
Buy		481,730	11/2010	DUB	0	0	0
Buy		915,800	11/2010	HSBC	1	0	1
Buy	INR	25	03/2011	HSBC	0	0	0
Buy		26	03/2011	JPM	0	0	0
Buy		30	03/2011	UBS	0	0	0
Buy	JPY	23,571	04/2010	CITI	0	(9)	(9)
Sell		414,991	04/2010	CITI	147	0	147
Sell		15,055	04/2010	CSFB	3	0	3
Sell		758,184	04/2010	RBS	226	0	226
Sell		740,688	08/2010	CITI	159	0	159
Buy	KRW	84,000	07/2010	BCLY	3	0	3
Sell		296,545	07/2010	BCLY	0	(7)	(7)
Buy		325,277	07/2010	CITI	2	0	2
Buy		167,208	07/2010	DUB	6	0	6
Buy		138,924	07/2010	MSC	5	0	5
Sell		418,863	07/2010	MSC	0	(10)	(10)
Sell		415,541	08/2010	BCLY	0	(9)	(9)
Buy		332,529	08/2010	MSC	10	0	10
Sell		176,217	08/2010	MSC	0	(4)	(4)
Buy		149,541	11/2010	BCLY	3	0	3
Sell		76,789	11/2010	BCLY	0	(3)	(3)
Buy		63,076	11/2010	BOA	2	0	2
Buy		209,759	11/2010	CITI	4	0	4
Sell		400,225	11/2010	CITI	0	(5)	(5)
Buy		34,878	11/2010	DUB	1	0	1
Buy		11,730	11/2010	GSC	0	0	0
Buy		263,020	11/2010	JPM	1	0	1
Buy		115,110	11/2010	MSC	1	0	1
Sell		199,985	11/2010	RBS	0	(6)	(6)
Buy	MXN	65	04/2010	GSC	0	0	0
Sell		6,185	04/2010	HSBC	0	(11)	(11)
Buy		12,390	04/2010	JPM	72	0	72
Sell		2,241	04/2010	JPM	0	(9)	(9)
Sell		4,029	04/2010	MSC	0	(17)	(17)
Buy		6,185	09/2010	HSBC	11	0	11
Buy	MYR	1	06/2010	MSC	0	0	0
Buy		9	10/2010	CITI	0	0	0
Buy		4	10/2010	DUB	0	0	0
Buy	PHP	57	04/2010	BCLY	0	0	0
Buy		56	04/2010	CITI	0	0	0
Sell		294	04/2010	DUB	0	0	0
Sell		57	11/2010	BCLY	0	0	0
Sell		56	11/2010	CITI	0	0	0
Sell	SEK	1,305	05/2010	DUB	3	0	3
Buy	SGD	6	06/2010	CITI	0	0	0
Buy		5	09/2010	CITI	0	0	0
Buy	TWD	45	06/2010	BOA	0	0	0
Buy		53	06/2010	DUB	0	0	0
Buy		58	06/2010	MSC	0	0	0
Buy		9	10/2010	BCLY	0	0	0
Buy		20	10/2010	CITI	0	0	0

					$2,254	$(1,830)	$424

132	PIMCO Funds	See Accompanying Notes

March 31, 2010

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Australia	$0	$18,435	$1,195	$19,630
Canada	0	16,526	0	16,526
France	0	33,271	0	33,271
Germany	0	55,508	0	55,508
Japan	0	19,609	0	19,609
United Kingdom	437	14,260	0	14,697
United States	0	57,548	2,502	60,050
Other Investments +++	130	19,833	679	20,642

Investments, at value	$567	$234,990	$4,376	$239,933
Financial Derivative Instruments ++++	$(71)	$973	$0	$902

Totals	$496	$235,963	$4,376	$240,835

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Australia	$997	$954	$2	$(14)	$245	$(989)	$1,195	$14
United States	241	961	0	7	(275)	1,568	2,502	(321)
Other Investments +++	0	669	0	0	10	0	679	10

Investments, at value	$1,238	$2,584	$2	$(7)	$(20)	$579	$4,376	$(297)
Financial Derivative Instruments ++++	$719	$0	$0	$0	$(53)	$(666)	$0	$0

Totals	$1,957	$2,584	$2	$(7)	$(73)	$(87)	$4,376	$(297)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(m)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$35	$0	$0	$0	$0	$35
Unrealized appreciation on foreign currency contracts	0	2,254	0	0	0	2,254
Unrealized appreciation on swap agreements	847	0	643	0	0	1,490

	$882	$2,254	$643	$0	$0	$3,779

Liabilities:
Written options outstanding	$145	$22	$0	$0	$0	$167
Unrealized depreciation on foreign currency contracts	0	1,830	0	0	0	1,830
Unrealized depreciation on swap agreements	26	0	748	0	0	774

	$171	$1,852	$748	$0	$0	$2,771

See Accompanying Notes	Annual Report	March 31, 2010	133

Schedule of Investments Global Bond Fund (U.S. Dollar-Hedged) (Cont.)	March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$15	$0	$0	$0	$0	$15
Net realized gain (loss) on futures contracts, written options and swaps	(1,582)	159	665	0	0	(758)
Net realized gain on foreign currency transactions	0	326	0	0	0	326

	$(1,567)	$485	$665	$0	$0	$(417)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(18)	$0	$0	$0	$0	$(18)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	4,273	46	(4,082)	0	0	237
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	1,755	0	0	0	1,755

	$4,255	$1,801	$(4,082)	$0	$0	$1,974

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(71) as reported in the Notes to Schedule of Investments.

134	PIMCO Funds	See Accompanying Notes

Schedule of Investments GNMA Fund	March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 165.4%

Fannie Mae
2.925% due 09/01/2021	$8	$8
4.000% due 08/01/2020 - 11/01/2039	25,866	25,583
4.500% due 02/01/2025 - 04/01/2040	119,422	119,729
4.850% due 03/01/2018	11	11
5.000% due 02/01/2013 - 06/01/2040	105,182	109,392
5.500% due 05/01/2033 - 06/01/2040	82,640	86,898
6.000% due 09/01/2021 - 05/01/2040	52,473	55,972
6.159% due 03/25/2039	13,067	13,108
6.541% due 05/25/2037 (a)	5,440	645

Freddie Mac
2.825% due 05/01/2031	10	11
3.051% due 05/01/2019	8	8
4.575% due 06/01/2030	3	2
5.500% due 05/01/2040	2,000	2,105
7.500% due 08/15/2029 (a)	22	4

Ginnie Mae
0.329% due 04/20/2036	40,266	39,913
0.369% due 02/20/2037	43,615	43,328
0.450% due 01/16/2031 - 02/16/2032	2,082	2,101
0.500% due 08/16/2032	1,080	1,081
0.529% due 04/20/2037	50,105	49,721
0.550% due 12/16/2026 - 08/16/2031	544	544
0.700% due 11/16/2029	2,951	2,972
0.701% due 11/16/2045 (a)	144,986	4,436
0.730% due 05/16/2027	53	53
0.750% due 07/16/2028	96	97
0.800% due 04/16/2032	194	194
0.900% due 05/16/2029	163	163
0.910% due 02/20/2060	25,015	24,895
1.049% due 01/20/2060	73,080	72,457
1.329% due 01/16/2030 - 02/16/2030	9,036	9,265
1.509% due 08/20/2058	46,337	46,011
2.625% due 02/20/2035	120	121
3.000% due 02/20/2034	909	913
3.125% due 12/20/2018 - 10/20/2030	4,272	4,353
3.255% due 05/20/2058	87,750	86,218
3.500% due 01/20/2034	945	973
3.625% due 07/20/2018 - 09/20/2035	11,850	12,194
3.750% due 01/20/2031 - 03/20/2032	288	297
4.000% due 12/20/2017 - 03/20/2040	337,680	330,852
4.250% due 02/20/2030	766	794
4.375% due 06/20/2021 - 05/20/2032	6,245	6,456
4.500% due 05/20/2016 - 04/01/2040	457,981	463,316
5.000% due 02/20/2034 - 05/01/2040	113,134	117,234
5.500% due 04/15/2025 - 05/01/2040	149,474	157,526
6.000% due 06/15/2028 - 05/01/2040	188,729	201,105
6.500% due 11/15/2023 - 04/01/2040	115,200	124,173
7.500% due 12/15/2023 - 06/15/2032	3,151	3,466

Small Business Administration
5.600% due 09/01/2028	4,741	5,102
7.449% due 08/01/2010	14	14

Total U.S. Government Agencies (Cost $2,215,066)		2,225,814

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
1.000% due 10/31/2011	$697	$699

Total U.S. Treasury Obligations (Cost $699)		699

MORTGAGE-BACKED SECURITIES 5.9%

Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	8,098	7,565

Bear Stearns Commercial Mortgage Securities
0.368% due 09/11/2042 (a)	22,753	271

Bear Stearns Structured Products, Inc.
5.603% due 01/26/2036	5,732	3,541

Citigroup/Deutsche Bank Commercial Mortgage Trust
0.425% due 10/15/2048 (a)	157,735	2,220

Credit Suisse First Boston Mortgage Securities Corp.
0.236% due 08/15/2038 (a)	6,919	41
0.837% due 03/25/2032	40	34

Credit Suisse Mortgage Capital Certificates
0.575% due 09/15/2039 (a)	92,865	1,642

GMAC Commercial Mortgage Securities, Inc.
0.014% due 05/10/2040 (a)	118,227	6

GS Mortgage Securities Corp. II
6.526% due 08/15/2018	7,925	8,389

JPMorgan Alternative Loan Trust
0.729% due 06/27/2037	12,347	10,159

JPMorgan Chase Commercial Mortgage Securities Corp.
0.605% due 07/15/2019	6,731	5,785

LB-UBS Commercial Mortgage Trust
0.152% due 11/15/2040 (a)	53,466	282
1.047% due 03/15/2036 (a)	2,408	25

Merrill Lynch Countrywide Commercial Mortgage Trust
0.768% due 07/09/2021	8,000	6,992

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,328	1,179

Morgan Stanley Capital I
0.500% due 11/12/2041 (a)	36,463	477
0.874% due 04/15/2038 (a)	47,118	560

Mortgage Equity Conversion Asset Trust
0.740% due 02/25/2042	638	590
0.760% due 02/25/2042	4,078	3,862
0.770% due 05/25/2042	18,944	18,085
0.800% due 10/25/2041	3,219	3,073

Structured Asset Mortgage Investments, Inc.
0.889% due 09/19/2032	116	97

Thornburg Mortgage Securities Trust
0.359% due 07/25/2036	4,080	4,028

Total Mortgage-Backed Securities (Cost $79,876)		78,903

ASSET-BACKED SECURITIES 5.3%

Amortizing Residential Collateral Trust
0.809% due 07/25/2032	19	18

BA Credit Card Trust
0.430% due 01/15/2013	4,300	4,299

Centex Home Equity
0.529% due 01/25/2032	30	23

Chase Issuance Trust
0.270% due 04/15/2013	698	697

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.260% due 05/15/2013	$15,800	$16,412
4.550% due 03/15/2013	7,139	7,361

CIT Group Home Equity Loan Trust
0.499% due 06/25/2033	24	19

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,400	1,026

Ford Credit Auto Owner Trust
1.650% due 06/15/2012	5,672	5,709

Home Equity Asset Trust
0.829% due 11/25/2032	2	1

Massachusetts Educational Financing Authority
1.199% due 04/25/2038	5,249	5,238

Saxon Asset Securities Trust
0.749% due 08/25/2032	3	3

SLM Student Loan Trust
1.549% due 01/25/2018	4,780	4,938
1.749% due 04/25/2023	5,673	5,874

South Carolina Student Loan Corp.
0.752% due 09/02/2014	586	586
0.802% due 03/01/2018	6,500	6,525
1.002% due 03/02/2020	8,400	8,444
1.252% due 09/03/2024	4,300	4,377

Structured Asset Securities Corp.
0.519% due 01/25/2033	69	61

Total Asset-Backed Securities (Cost $70,403)		71,611

SHORT-TERM INSTRUMENTS 4.6%

REPURCHASE AGREEMENTS 0.1%

JPMorgan Chase Bank N.A.
0.010% due 04/01/2010	100	100
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.500% due 07/15/2016 valued at $103. Repurchase proceeds are $100.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	1,325	1,325
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 05/06/2010 valued at $1,355. Repurchase proceeds are $1,325.)

		1,425

U.S. TREASURY BILLS 0.0%
0.206% due 08/26/2010 - 09/02/2010 (b)(d)(f)	506	505

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 4.5%
	6,003,868	60,117

Total Short-Term Instruments (Cost $62,047)		62,047

Total Investments 181.3% (Cost $2,428,091)		$2,439,074

Written Options (h) (0.1%) (Premiums $1,994)		(986)

Other Assets and Liabilities (Net) (81.2%)		(1,092,536)

Net Assets 100.0%		$1,345,552

See Accompanying Notes	Annual Report	March 31, 2010	135

Schedule of Investments GNMA Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $449 have been pledged as collateral for swap and swaption contracts on March 31, 2010.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $26,337 at a weighted average interest rate of 0.054%. On March 31, 2010, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $1,643 and cash of $40 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	06/2010	156	$(33)

(g)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	$500	$172	$0	$172

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE A 06-1 Index	JPM	(0.540%	)	07/25/2045	$2,535	$2,192	$330	$1,862

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	4	$1	$1
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	978	397	42
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	249	73	89
Put - CME 1-Year Mid-Curve Eurodollar September Futures	97.375	09/10/2010	1,221	394	334

				$865	$466

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$1,000	$13	$0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,000	8	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	25,200	308	8
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	1,000	11	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	8,100	166	3
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	62,600	486	424

							$992	$435

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Fannie Mae 4.500% due 06/01/2041	$101.170	06/07/2010	$33,800	$137	$85

136	PIMCO Funds	See Accompanying Notes

March 31, 2010

Transactions in written call and put options for the period ended March 31, 2010:
	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	648	$63,800	$477
Sales	4,137	694,700	5,943
Closing Buys	(1,685)	(568,000)	(3,970)
Expirations	(648)	(57,800)	(456)
Exercised	0	0	0

Balance at 03/31/2010	2,452	$132,700	$1,994

(i)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	05/01/2040	$12,000	$11,608	$11,593
Fannie Mae	4.500%	04/01/2040	41,000	41,281	41,077
Fannie Mae	4.500%	06/01/2040	20,000	19,881	19,894
Fannie Mae	5.000%	04/01/2025	73,000	76,988	76,935
Fannie Mae	5.500%	06/01/2040	74,000	77,843	77,607
Fannie Mae	6.000%	05/01/2040	42,000	44,740	44,802
Fannie Mae	6.000%	06/01/2040	14,000	14,894	14,895
Ginnie Mae	4.000%	04/01/2040	297,000	291,809	290,330
Ginnie Mae	5.500%	04/01/2040	19,000	20,128	20,087
Ginnie Mae	6.500%	04/01/2040	47,000	50,499	50,635
Ginnie Mae	6.500%	05/01/2040	14,000	15,050	15,046

				$664,721	$662,901

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
U.S. Government Agencies	$0	$1,996,233	$229,581	$2,225,814
Mortgage-Backed Securities	0	53,292	25,611	78,903
Asset-Backed Securities	0	71,611	0	71,611
Other Investments +++	60,117	2,629	0	62,746

Investments, at value	$60,117	$2,123,765	$255,192	$2,439,074
Short Sales, at value	$0	$(662,901)	$0	$(662,901)
Financial Derivative Instruments ++++	$(33)	$1,048	$0	$1,015

Totals	$60,084	$1,461,912	$255,192	$1,777,188

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
U.S. Government Agencies	$91,318	$128,976	$154	$1,636	$7,497	$0	$229,581	$7,520
Mortgage-Backed Securities	0	24,974	21	23	593	0	25,611	592

Investments, at value	$91,318	$153,950	$175	$1,659	$8,090	$0	$255,192	$8,112
Financial Derivative Instruments ++++	$447	$0	$0	$0	$(447)	$0	$0	$0

Totals	$91,765	$153,950	$175	$1,659	$7,643	$0	$255,192	$8,112

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

See Accompanying Notes	Annual Report	March 31, 2010	137

Schedule of Investments GNMA Fund (Cont.)	March 31, 2010

(k)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$49	$0	$0	$0	$0	$49
Unrealized appreciation on swap agreements	0	0	2,034	0	0	2,034

	$49	$0	$2,034	$0	$0	$2,083

Liabilities:
Written options outstanding	$986	$0	$0	$0	$0	$986

	$986	$0	$0	$0	$0	$986

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(21)	$0	$0	$0	$0	$(21)
Net realized gain (loss) on futures contracts, written options and swaps	6,809	0	(772)	0	0	6,037

	$6,788	$0	$(772)	$0	$0	$6,016

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$19	$0	$0	$0	$0	$19
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	1,923	0	(359)	0	0	1,564

	$1,942	$0	$(359)	$0	$0	$1,583

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(33) as reported in the Notes to Schedule of Investments.

138	PIMCO Funds	See Accompanying Notes

Schedule of Investments Government Money Market Fund	March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 2.4%

Fannie Mae
7.125% due 06/15/2010	$300	$304

Federal Home Loan Bank
0.695% due 04/21/2010	360	360
4.875% due 05/14/2010	820	824

Freddie Mac
4.125% due 07/12/2010	430	434
6.875% due 09/15/2010	700	721

Total U.S. Government Agencies (Cost $2,643)		2,643

SHORT-TERM INSTRUMENTS 83.8%

COMMERCIAL PAPER 32.7%

Fannie Mae
0.185% due 06/23/2010	2,000	1,999
0.280% due 08/03/2010	1,000	999

Federal Home Loan Bank
0.190% due 06/23/2010	1,000	1,000
0.280% due 07/09/2010	13,000	13,001
0.520% due 06/01/2010	500	500
0.550% due 06/04/2010	1,150	1,151

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
0.230% due 08/03/2010	$1,000	$999
0.250% due 06/21/2010	12,000	11,993

Straight-A Funding LLC
0.190% due 05/10/2010	3,900	3,899

		35,541

REPURCHASE AGREEMENTS 9.9%

Barclays Capital, Inc.
0.030% due 04/01/2010	9,700	9,700
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2026 valued at $9,976. Repurchase proceeds are $9,700.)

JPMorgan Chase Bank N.A.
0.010% due 04/01/2010	200	200
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $204. Repurchase proceeds are $200.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 04/01/2010	$791	$791
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 07/22/2010 valued at $810. Repurchase proceeds are $791.)

		10,691

U.S. TREASURY BILLS 37.5%
0.150% due 04/15/2010 - 02/10/2011 (a)	40,750	40,735

U.S. TREASURY CASH MANAGEMENT BILLS 3.7%
0.108% due 04/01/2010	4,000	4,000

Total Short-Term Instruments (Cost $90,967)		90,967

Total Investments 86.2% (Cost $93,610)		$93,610

Other Assets and Liabilities (Net) 13.8%		14,990

Net Assets 100.0%		$108,600

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
U.S. Government Agencies	$0	$2,643	$0	$2,643
Short-Term Instruments	0	90,967	0	90,967

Investments, at value	$0	$93,610	$0	$93,610

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes	Annual Report	March 31, 2010	139

Schedule of Investments  High Yield Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 3.8%

CIT Group, Inc.
9.500% due 01/20/2012	$9,990	$10,248

CSC Holdings LLC
10.500% due 08/01/2013	19,750	21,379

Dex Media West LLC
7.500% due 10/24/2014	727	696

DPH Holdings Co.
0.000% due 10/06/2014	697	625
0.284% due 10/06/2014	299	268
3.125% due 10/06/2014	98	88

Ford Motor Co.
3.230% due 12/15/2013	2,717	2,630
3.260% due 12/15/2013	47,416	45,912

Freescale Semiconductor, Inc.
12.500% due 12/15/2014	3,303	3,410

Harrah's Operating Co., Inc.
3.249% due 01/28/2015	807	697

Idearc, Inc.
11.000% due 12/31/2015	3,117	2,933

Ineos Group Holdings PLC
7.001% due 10/07/2012	7,630	7,643

Intelsat Ltd.
2.730% due 02/01/2014	20,750	18,468

Local Insight
6.250% due 04/23/2015	4,568	3,921

Nuveen Investments, Inc.
3.249% due 11/13/2014	1,521	1,399
3.322% due 11/01/2014	1,801	1,656
3.322% due 11/13/2014	257	237

RH Donnelley Corp.
9.250% due 10/24/2014	2,549	2,502

Texas Competitive Electric Holdings Co. LLC
3.729% due 10/10/2014	214,481	173,767
3.751% due 10/10/2014	2,194	1,777

Tribune Co.
5.000% due 06/04/2024 (a)	6,212	3,917
5.250% due 06/04/2014 (a)	8,522	5,335
8.375% due 06/04/2024 (a)	4,822	3,082

Weather Investments II SARL
7.926% due 10/26/2014	3,000	3,016

West Corp.
7.250% due 10/24/2013	2,946	2,988

Total Bank Loan Obligations (Cost $325,443)		318,594

CORPORATE BONDS & NOTES 72.9%

BANKING & FINANCE 20.5%

AES Ironwood LLC
8.857% due 11/30/2025	49,709	48,963

AES Red Oak LLC
8.540% due 11/30/2019	26,457	27,184
9.200% due 11/30/2029	3,795	3,757

AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	425	432

American General Finance Corp.
4.625% due 09/01/2010	12,750	12,732
4.875% due 05/15/2010	4,700	4,698
6.900% due 12/15/2017	8,200	7,192

American International Group, Inc.
0.321% due 09/27/2010	13,000	12,684
0.353% due 03/20/2012	1,510	1,437
4.950% due 03/20/2012	30,000	30,627
5.050% due 10/01/2015	4,600	4,276

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.450% due 05/18/2017	$7,385	$6,800
5.850% due 01/16/2018	20,100	18,702
6.250% due 05/01/2036	4,500	3,936
8.175% due 05/15/2068	7,125	6,074
8.250% due 08/15/2018	61,825	64,970

ASIF Global Financing XIX
4.900% due 01/17/2013	5,401	5,465

ASIF I
0.399% due 07/26/2010	6,000	5,927

BAC Capital Trust VI
5.625% due 03/08/2035	8,700	7,205

Bank of America Corp.
8.125% due 12/29/2049	7,000	7,151

Bank of America Institutional Capital B
7.700% due 12/31/2026	426	419

Barclays Bank PLC
5.926% due 09/29/2049	3,600	3,204
6.860% due 09/29/2049	1,600	1,424
7.434% due 09/29/2049	6,750	6,750

Buffalo Thunder Development Authority
9.375% due 12/15/2014 (a)(k)	2,650	364

C10 Capital SPV Ltd.
6.722% due 12/31/2049	5,000	3,560

Caelus Re Ltd.
6.502% due 06/07/2011	4,000	3,976

Cantor Fitzgerald LP
7.875% due 10/15/2019	10,000	10,038

Capital One Capital V
10.250% due 08/15/2039	7,000	8,315

CIT Group, Inc.
7.000% due 05/01/2013	16,194	15,870
7.000% due 05/01/2014	35,153	33,308
7.000% due 05/01/2015	3,862	3,611
7.000% due 05/01/2016	13,087	12,106
7.000% due 05/01/2017	6,352	5,876

Citigroup, Inc.
0.524% due 06/09/2016	16,800	14,397

El Paso Performance-Linked Trust
7.750% due 07/15/2011	21,880	22,761

Fibria Overseas Finance Ltd.
9.250% due 10/30/2019	45,000	51,525

Ford Motor Credit Co. LLC
5.507% due 06/15/2011	1,083	1,106
7.000% due 10/01/2013	110,763	114,699
7.250% due 10/25/2011	210	217
7.375% due 02/01/2011	4,425	4,536
7.800% due 06/01/2012	16,750	17,381
7.875% due 06/15/2010	23,700	23,922
8.000% due 06/01/2014	28,550	30,083
8.000% due 12/15/2016	20,000	21,089
8.125% due 01/15/2020	13,450	14,133
9.875% due 08/10/2011	5,000	5,305
12.000% due 05/15/2015	1,400	1,674

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015	8,300	9,296

GMAC, Inc.
2.452% due 12/01/2014	500	438
6.625% due 05/15/2012	575	579
6.750% due 12/01/2014	4,649	4,624
6.875% due 09/15/2011	1,200	1,217
6.875% due 08/28/2012	600	607
7.000% due 02/01/2012	10,925	11,102
7.250% due 03/02/2011	20,700	21,050
7.500% due 12/31/2013	12,582	12,928
8.000% due 03/15/2020	20,000	20,550
8.000% due 11/01/2031	21,740	20,723
8.300% due 02/12/2015	12,500	13,156

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HBOS PLC
6.000% due 11/01/2033	$1,500	$1,140
6.750% due 05/21/2018	16,100	14,815

ILFC E-Capital Trust II
6.250% due 12/21/2065	$53,740	$41,917

International Lease Finance Corp.
0.472% due 05/24/2010	2,095	2,095
0.581% due 07/01/2011	5,000	4,697
4.750% due 01/13/2012	7,700	7,524
4.875% due 09/01/2010	2,810	2,810
5.000% due 04/15/2010	7,950	7,951
5.350% due 03/01/2012	4,250	4,166
5.400% due 02/15/2012	4,250	4,184
5.450% due 03/24/2011	10,060	10,073
5.625% due 09/15/2010	625	629
5.625% due 09/20/2013	9,000	8,496
5.650% due 06/01/2014	1,000	928
5.750% due 06/15/2011	20,750	20,862
5.875% due 05/01/2013	9,275	8,913
6.375% due 03/25/2013	8,000	7,823
6.625% due 11/15/2013	11,100	10,812
8.625% due 09/15/2015	3,700	3,791
8.750% due 03/15/2017	17,185	17,617

JPMorgan Chase & Co.
7.900% due 04/29/2049	32,050	34,284

JPMorgan Chase Capital XVIII
6.950% due 08/01/2066	1,000	983

JPMorgan Chase Capital XX
6.550% due 09/15/2066	1,000	941

JPMorgan Chase Capital XXII
6.450% due 01/15/2087	1,000	931

LBG Capital No.1 PLC
7.875% due 11/01/2020	2,325	2,104
8.500% due 12/29/2049	1,050	919

LBI Escrow Corp.
8.000% due 11/01/2017 (c)	32,975	34,253

Lehman Brothers Holdings, Inc.
3.018% due 01/12/2012 (a)	52,300	12,290
3.151% due 04/04/2016 (a)	6,200	1,457
5.000% due 01/14/2011 (a)	9,000	2,138
5.750% due 04/25/2011 (a)	25,000	5,938
6.625% due 01/18/2012 (a)	1,375	327
6.750% due 12/28/2017 (a)	19,425	97
6.875% due 05/02/2018 (a)	18,975	4,578
7.500% due 05/11/2038 (a)	14,175	71

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	11,350	11,267

NB Capital Trust IV
8.250% due 04/15/2027	1,265	1,287

NSG Holdings LLC
7.750% due 12/15/2025	39,255	35,526

Pacific Life Insurance Co.
9.250% due 06/15/2039	40,000	49,709

Petroleum Export II Ltd.
6.340% due 06/20/2011	9,608	9,488

Rabobank Nederland NV
11.000% due 06/29/2049	90,513	116,819

Regions Financial Corp.
0.421% due 06/26/2012	19,300	17,654
7.375% due 12/10/2037	8,375	7,297
7.750% due 11/10/2014	15,400	16,219

Resona Preferred Global Securities Cayman Ltd.
7.191% due 12/29/2049	305	286

Royal Bank of Scotland Group PLC
5.000% due 11/12/2013	15,530	15,098
6.990% due 10/29/2049	16,050	11,476

140	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Corp.
0.409% due 07/26/2010	$5,650	$5,574
0.479% due 10/25/2011	25,400	24,163
0.549% due 01/27/2014	2,125	1,840
4.500% due 07/26/2010	250	251
5.000% due 10/01/2013	17,600	16,826
5.000% due 04/15/2015	2,000	1,823
5.000% due 06/15/2018	1,000	826
5.050% due 11/14/2014	1,750	1,621
5.125% due 08/27/2012	7,608	7,563
5.375% due 05/15/2014	5,000	4,740
5.450% due 04/25/2011	5,000	5,090
8.000% due 03/25/2020	10,525	10,266
8.450% due 06/15/2018	27,000	27,347

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049	6,600	7,567

Societe Generale
5.922% due 04/29/2049	17,270	14,933

Tenneco, Inc.
8.125% due 11/15/2015	3,140	3,226
10.250% due 07/15/2013	3,327	3,464

TNK-BP Finance S.A.
6.625% due 03/20/2017	9,300	9,602
7.500% due 07/18/2016	15,950	17,435

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	4,125	4,331

UBS Preferred Funding Trust V
6.243% due 05/29/2049	10,250	9,327

Universal City Development Partners Ltd.
8.875% due 11/15/2015	6,600	6,682
10.875% due 11/15/2016	5,300	5,565

USB Capital IX
6.189% due 10/29/2049	2,000	1,730

Ventas Realty LP
6.500% due 06/01/2016	9,165	9,373
6.750% due 04/01/2017	19,310	19,842
7.125% due 06/01/2015	11,947	12,410

Virgin Media Secured Finance PLC
6.500% due 01/15/2018	9,550	9,622

Wachovia Capital Trust III
5.800% due 12/31/2049	3,000	2,572

Wells Fargo & Co.
7.980% due 03/29/2049	19,465	20,438

Wells Fargo Capital XV
9.750% due 12/31/2049	40,000	45,000

Wilmington Trust Co.
10.732% due 01/01/2013 (p)	2,253	2,322

		1,716,182

INDUSTRIALS 41.9%

Accellent, Inc.
8.375% due 02/01/2017	5,600	5,712

Actuant Corp.
6.875% due 06/15/2017	5,000	4,875

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	1,500	1,545

Allison Transmission, Inc.
11.000% due 11/01/2015	20,670	22,117

Altria Group, Inc.
9.250% due 08/06/2019	13,450	16,370

American Airlines Pass-Through Trust 2001-02
7.858% due 04/01/2013	28,850	29,211
8.608% due 10/01/2012	1,645	1,645

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Stores Co.
7.100% due 03/20/2028	$1,034	$838
7.900% due 05/01/2017	3,960	3,802
8.000% due 06/01/2026	36,175	31,924

AmeriGas Partners LP
7.125% due 05/20/2016	30,635	31,095
7.250% due 05/20/2015	19,695	20,089

ARAMARK Corp.
3.749% due 02/01/2015	16,850	15,755
8.500% due 02/01/2015	12,755	13,106

ArvinMeritor, Inc.
8.125% due 09/15/2015	25,065	24,313
8.750% due 03/01/2012	6,750	7,256

AutoNation, Inc.
6.750% due 04/15/2018 (c)	6,125	6,032

B&G Foods, Inc.
7.625% due 01/15/2018	4,900	5,004

Ball Corp.
6.750% due 09/15/2020	8,550	8,742

Berry Plastics Corp.
4.132% due 09/15/2014	2,280	1,984
5.001% due 02/15/2015	20,570	19,747
8.875% due 09/15/2014	39,265	38,529

Biomet, Inc.
10.000% due 10/15/2017	28,677	31,760
10.375% due 10/15/2017 (d)	31,175	34,448
11.625% due 10/15/2017	89,462	100,645

Bombardier, Inc.
7.500% due 03/15/2018	18,725	19,614

Brocade Communications Systems, Inc.
6.625% due 01/15/2018	2,100	2,147
6.875% due 01/15/2020	9,245	9,476

Building Materials Corp. of America
7.500% due 03/15/2020	5,300	5,313

CC Holdings GS V LLC
7.750% due 05/01/2017	15,625	17,109

Chart Industries, Inc.
9.125% due 10/15/2015	9,165	9,211

Charter Communications Operating LLC
8.375% due 04/30/2014 (a)	20,096	20,749

Chesapeake Energy Corp.
6.875% due 01/15/2016	4,294	4,262
7.000% due 08/15/2014	3,935	4,009
7.250% due 12/15/2018	16,825	16,909
7.500% due 09/15/2013	2,675	2,722
7.500% due 06/15/2014	10,435	10,644
7.625% due 07/15/2013	2,850	2,985
9.500% due 02/15/2015	70,470	76,988

Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015	15,610	15,727
7.750% due 05/15/2017	25,500	25,628
9.500% due 05/15/2016	15,925	17,119

Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017	27,500	28,813

Coffeyville Resources LLC
9.000% due 04/01/2015 (c)	4,050	4,141

Community Health Systems, Inc.
8.875% due 07/15/2015	41,382	42,934

Consol Energy, Inc.
8.000% due 04/01/2017 (c)	17,050	17,604
8.250% due 04/01/2020 (c)	11,225	11,590

Continental Airlines 1999-2 Class B Pass-Through Trust
7.566% due 09/15/2021	1,703	1,618

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Continental Airlines 2001-1 Class B Pass-Through Trust
7.373% due 06/15/2017	$945	$893

Continental Airlines, Inc.
6.920% due 04/02/2013 (p)	9,273	8,809

Continental Resources, Inc.
7.375% due 10/01/2020 (c)	3,775	3,741

Crown Americas LLC
7.750% due 11/15/2015	15,885	16,600

Crown Castle International Corp.
7.125% due 11/01/2019	1,295	1,318
9.000% due 01/15/2015	1,750	1,903

CSC Holdings LLC
7.625% due 04/01/2011	38,645	40,529
7.625% due 07/15/2018	39,248	41,210
7.875% due 02/15/2018	12,175	12,845
8.500% due 04/15/2014	4,425	4,735
8.500% due 06/15/2015	13,945	14,851
8.625% due 02/15/2019	6,950	7,645

DaVita, Inc.
7.250% due 03/15/2015	15,550	15,939

Delta Air Lines, Inc.
7.779% due 07/02/2013	1,988	1,928

Denbury Resources, Inc.
8.250% due 02/15/2020	10,275	10,943

Desarrolladora Homex SAB de C.V.
9.500% due 12/11/2019	10,000	10,625

DISH DBS Corp.
6.625% due 10/01/2014	2,600	2,626
7.000% due 10/01/2013	14,730	15,393
7.125% due 02/01/2016	89,519	91,645
7.750% due 05/31/2015	4,075	4,279

Dynegy Holdings, Inc.
7.125% due 05/15/2018	2,575	1,841
7.625% due 10/15/2026	3,985	2,570

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	3,467	3,484

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	25,635	24,914

El Paso Corp.
6.875% due 06/15/2014	650	666
6.950% due 06/01/2028	275	250
7.000% due 05/15/2011	1,505	1,565
7.000% due 06/15/2017	28,420	29,147
7.250% due 06/01/2018	8,050	8,347
7.420% due 02/15/2037	1,860	1,685
7.750% due 06/15/2010	6,975	7,061
7.750% due 01/15/2032	59,265	58,531
7.800% due 08/01/2031	44,706	44,162
8.050% due 10/15/2030	5,485	5,503
8.250% due 02/15/2016	2,500	2,681

Enterprise Products Operating LLC
7.034% due 01/15/2068	4,840	4,611
8.375% due 08/01/2066	61,281	62,276

Equinix, Inc.
8.125% due 03/01/2018	7,500	7,800

Ferrellgas Partners LP
6.750% due 05/01/2014	525	522

First Data Corp.
9.875% due 09/24/2015	78,650	68,229

Ford Motor Co.
6.375% due 02/01/2029	400	327
7.125% due 11/15/2025	9,122	7,822
7.500% due 08/01/2026	20,800	18,564
9.215% due 09/15/2021	1,500	1,564

See Accompanying Notes	Annual Report	March 31, 2010	141

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Forest Oil Corp.
7.250% due 06/15/2019	$7,550	$7,626
8.500% due 02/15/2014	2,200	2,332

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	46,955	52,307

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	24,550	25,716

Gaz Capital S.A.
8.146% due 04/11/2018	14,425	16,336

Georgia-Pacific LLC
7.000% due 01/15/2015	6,510	6,770
7.125% due 01/15/2017	9,425	9,849
7.250% due 06/01/2028	13,550	13,482
7.375% due 12/01/2025	28,210	28,210
7.700% due 06/15/2015	1,770	1,885
8.000% due 01/15/2024	76,715	81,701
8.250% due 05/01/2016	21,970	24,057
8.875% due 05/15/2031	4,550	4,960

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	13,932	14,454
10.500% due 05/15/2016	2,950	3,201

Graham Packaging Co. LP
8.250% due 01/01/2017	19,820	20,068
9.875% due 10/15/2014	14,525	15,142

Harrah's Operating Co., Inc.
10.000% due 12/15/2018	29,975	24,954
11.250% due 06/01/2017	20,375	22,056

HCA, Inc.
7.190% due 11/15/2015	17,217	16,313
7.250% due 09/15/2020	17,100	17,378
7.875% due 02/15/2020	420	441
8.500% due 04/15/2019	18,175	19,640
9.000% due 12/15/2014	3,246	3,295
9.125% due 11/15/2014	31,758	33,624
9.250% due 11/15/2016	150,390	160,259
9.625% due 11/15/2016 (d)	9,245	9,927
9.875% due 02/15/2017	7,325	8,021

Hexion Finance Escrow LLC
8.875% due 02/01/2018	22,825	22,597

Ineos Group Holdings PLC
8.500% due 02/15/2016	12,030	9,985

Intelsat Corp.
6.875% due 01/15/2028	6,075	5,255
9.250% due 08/15/2014	1,510	1,555
9.250% due 06/15/2016	1,205	1,268

Intelsat Jackson Holdings S.A.
8.500% due 11/01/2019	10,745	11,336
9.250% due 06/15/2016	2,233	2,267
9.500% due 06/15/2016	21,187	22,670
11.250% due 06/15/2016	6,250	6,797

Intelsat Luxembourg S.A.
11.250% due 02/04/2017	12,650	13,441
11.500% due 02/04/2017 (d)	8,919	9,186

Intergen NV
9.000% due 06/30/2017	33,753	34,934

Jarden Corp.
7.500% due 05/01/2017	1,000	1,019
7.500% due 01/15/2020	9,250	9,389
8.000% due 05/01/2016	3,500	3,684

JC Penney Corp., Inc.
7.125% due 11/15/2023	11,425	11,582

JDA Software Group, Inc.
8.000% due 12/15/2014	10,000	10,450

JET Equipment Trust
7.630% due 02/15/2015 (a)	514	309
10.000% due 12/15/2013 (a)	1,127	857

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JohnsonDiversey, Inc.
8.250% due 11/15/2019	$3,550	$3,692

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	5,478	5,642

Lear Corp.
7.875% due 03/15/2018	7,425	7,546

Legrand France S.A.
8.500% due 02/15/2025	9,525	11,060

Lender Processing Services, Inc.
8.125% due 07/01/2016	3,629	3,910

Linn Energy LLC
8.625% due 04/15/2020 (c)	13,950	13,609

McClatchy Co.
11.500% due 02/15/2017	10,325	10,596

McJunkin Red Man Corp.
9.500% due 12/15/2016	20,350	20,884

MGM Mirage
6.625% due 07/15/2015 (l)	3,300	2,747
6.875% due 04/01/2016 (l)	9,085	7,404
7.500% due 06/01/2016	14,250	11,934
7.625% due 01/15/2017 (l)	3,200	2,680
9.000% due 03/15/2020	9,000	9,315
10.375% due 05/15/2014	7,250	8,029
11.125% due 11/15/2017	14,000	15,820

Nalco Co.
8.875% due 11/15/2013	14,232	14,730

New Albertson's, Inc.
6.570% due 02/23/2028	500	372
7.450% due 08/01/2029	18,900	16,065
7.750% due 06/15/2026	2,355	2,014
8.000% due 05/01/2031	1,675	1,449

Newfield Exploration Co.
6.625% due 09/01/2014	2,550	2,633
6.625% due 04/15/2016	250	256
6.875% due 02/01/2020	20,100	20,351
7.125% due 05/15/2018	8,625	8,798

Nielsen Finance LLC
0.000% due 08/01/2016 (g)	9,931	9,484
10.000% due 08/01/2014	2,700	2,842
11.500% due 05/01/2016	7,354	8,347

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	22,080	23,791

Nortel Networks Ltd.
10.125% due 07/15/2013 (a)	25,920	20,866

Northwest Airlines, Inc.
7.691% due 10/01/2018	5,665	5,127

Novasep Holding SAS
9.750% due 12/15/2016	16,600	16,195

Novelis, Inc.
7.250% due 02/15/2015	17,850	17,315

OPTI Canada, Inc.
7.875% due 12/15/2014	5,375	5,053
8.250% due 12/15/2014	19,305	18,243

Oshkosh Corp.
8.250% due 03/01/2017	2,725	2,827
8.500% due 03/01/2020	2,675	2,782

Owens-Brockway Glass Container, Inc.
6.750% due 12/01/2014	1,575	1,614

Plains Exploration & Production Co.
7.625% due 04/01/2020	17,775	17,686

Quebecor Media, Inc.
7.750% due 03/15/2016	62,482	63,575

Quicksilver Resources, Inc.
11.750% due 01/01/2016	23,225	26,709

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Quintiles Transnational Corp.
9.500% due 12/30/2014 (d)	$15,206	$15,548

QVC, Inc.
7.125% due 04/15/2017	9,600	9,708
7.375% due 10/15/2020	3,450	3,485

Range Resources Corp.
7.250% due 05/01/2018	175	180

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	11,295	11,464

SandRidge Energy, Inc.
3.876% due 04/01/2014	2,000	1,835
8.625% due 04/01/2015 (d)	55,790	54,535
9.875% due 05/15/2016	105	108

Scotts Miracle-Gro Co.
7.250% due 01/15/2018	3,000	3,068

Sensata Technologies NV
8.000% due 05/01/2014	46,225	47,958

Sheraton Holding Corp.
7.375% due 11/15/2015	400	419

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	1,650	1,625

Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025	5,300	4,664

Sonat, Inc.
7.000% due 02/01/2018	7,109	7,236
7.625% due 07/15/2011	875	918

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	4,300	4,676
7.875% due 10/15/2014	3,950	4,296

Steel Dynamics, Inc.
7.375% due 11/01/2012	500	523
7.625% due 03/15/2020	2,400	2,472
7.750% due 04/15/2016	2,275	2,389

Suburban Propane Partners LP
6.875% due 12/15/2013	4,143	4,238
7.375% due 03/15/2020	3,950	4,034

SunGard Data Systems, Inc.
9.125% due 08/15/2013	59,641	61,430
10.625% due 05/15/2015	9,925	10,868

SUPERVALU, Inc.
8.000% due 05/01/2016	8,625	8,776

Teck Resources Ltd.
9.750% due 05/15/2014	22,300	26,537
10.250% due 05/15/2016	25,725	30,741
10.750% due 05/15/2019	60,850	74,846

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (p)	10,000	9,608

TreeHouse Foods, Inc.
7.750% due 03/01/2018	8,025	8,346

TRW Automotive, Inc.
7.000% due 03/15/2014	27,250	26,978
7.250% due 03/15/2017	20,785	20,161

United Airlines, Inc.
9.750% due 01/15/2017	42,200	44,416

Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018	9,800	9,580

Videotron Ltee
9.125% due 04/15/2018	2,775	3,098

Visant Corp.
7.625% due 10/01/2012	2,300	2,317

West Corp.
9.500% due 10/15/2014	21,720	22,426

142	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Williams Cos., Inc.
7.500% due 01/15/2031	$199	$219
7.750% due 06/15/2031	741	834

Wind Acquisition Finance S.A.
11.750% due 07/15/2017	37,492	41,616
12.000% due 12/01/2015	19,020	20,637

Windstream Corp.
7.000% due 03/15/2019	150	141
8.125% due 08/01/2013	280	295
8.625% due 08/01/2016	65,485	67,286

WMG Acquisition Corp.
9.500% due 06/15/2016	25,005	26,849

Wynn Las Vegas LLC
6.625% due 12/01/2014	26,235	26,301
7.875% due 11/01/2017	800	818

		3,513,515

UTILITIES 10.5%

AES Corp.
7.750% due 03/01/2014	4,890	5,025
7.750% due 10/15/2015	3,589	3,670
8.000% due 10/15/2017	11,295	11,521
8.000% due 06/01/2020	8,905	8,916
8.750% due 05/15/2013	510	520
8.875% due 02/15/2011	4,125	4,306
9.750% due 04/15/2016	16,575	18,025

AES Eastern Energy LP
9.000% due 01/02/2017	756	778

Berry Petroleum Co.
10.250% due 06/01/2014	5,700	6,313

Cincinnati Bell Telephone Co. LLC
6.300% due 12/01/2028	2,000	1,590

CMS Energy Corp.
8.750% due 06/15/2019	5,375	6,096

Dominion Resources, Inc.
6.300% due 09/30/2066	24,950	23,586
7.500% due 06/30/2066	3,925	3,950

FPL Group Capital, Inc.
6.350% due 10/01/2066	1,825	1,713

Frontier Communications Corp.
6.625% due 03/15/2015	5,725	5,653
7.000% due 11/01/2025	1,650	1,382
7.125% due 03/15/2019	39,995	38,195
7.450% due 07/01/2035	6,539	5,231
7.875% due 01/15/2027	1,875	1,697
8.250% due 05/01/2014	8,475	8,899
9.000% due 08/15/2031	27,060	26,519

Hawaiian Telcom Communications, Inc.
8.765% due 05/01/2013 (a)	5,865	191
9.750% due 05/01/2013 (a)	24,985	812

Homer City Funding LLC
8.734% due 10/01/2026	11,546	11,142

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	9,410	9,810
8.625% due 11/14/2011	1,010	1,081

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	41,800	41,173

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	15,000	15,413

Midwest Generation LLC
8.560% due 01/02/2016	59,519	60,935

New Communications Holdings, Inc.
7.875% due 04/15/2015 (c)	8,275	8,544
8.250% due 04/15/2017 (c)	4,150	4,243
8.500% due 04/15/2020 (c)	4,150	4,202

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NRG Energy, Inc.
7.250% due 02/01/2014	$20,200	$20,402
7.375% due 02/01/2016	25,335	25,208
7.375% due 01/15/2017	30,665	30,435

NV Energy, Inc.
6.750% due 08/15/2017	1,905	1,943
7.803% due 06/15/2012	13,825	14,107

Penn Virginia Corp.
10.375% due 06/15/2016	8,825	9,619

Qwest Communications International, Inc.
7.500% due 02/15/2014	88,367	90,355

Qwest Corp.
7.200% due 11/10/2026	10,026	9,700
7.500% due 06/15/2023	18,606	18,699
7.875% due 09/01/2011	3,850	4,100
8.375% due 05/01/2016	5,175	5,848
8.875% due 03/15/2012	17,000	18,700

Reliant Energy Mid-Atlantic Power Holdings LLC
9.681% due 07/02/2026	1,505	1,601

RRI Energy, Inc.
7.875% due 06/15/2017	2,000	1,805

Sithe Independence Funding Corp.
9.000% due 12/30/2013	6,488	6,706

Sprint Capital Corp.
6.875% due 11/15/2028	870	705
6.900% due 05/01/2019	89,185	82,050
7.625% due 01/30/2011	14,934	15,438
8.375% due 03/15/2012	22,760	23,784
8.750% due 03/15/2032	32,110	29,943

Sprint Nextel Corp.
6.000% due 12/01/2016	33,145	30,079
8.375% due 08/15/2017	200	202

Telesat LLC
11.000% due 11/01/2015	34,411	38,454
12.500% due 11/01/2017	6,200	7,161

Tenaska Alabama Partners LP
7.000% due 06/30/2021	28,012	27,592

Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018	6,475	6,653

Virgin Media Finance PLC
9.500% due 08/15/2016	16,625	18,246

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (p)	3,085	3,173

		883,839

Total Corporate Bonds & Notes (Cost $5,751,347)		6,113,536

CONVERTIBLE BONDS & NOTES 0.3%

ArvinMeritor, Inc.
4.000% due 02/15/2027	1,350	1,146

Citigroup Funding, Inc.
1.080% due 08/31/2012	5,000	4,900
2.800% due 08/31/2012	8,000	7,799

Nortel Networks Corp.
1.750% due 04/15/2012 (a)	3,500	2,651
2.125% due 04/15/2014 (a)	10,475	7,935

NovaMed, Inc.
1.000% due 06/15/2012	200	168

Wright Medical Group, Inc.
2.625% due 12/01/2014	6,000	5,333

Total Convertible Bonds & Notes (Cost $32,625)		29,932

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.2%

Los Angeles, California Community Redevelopment Agency Revenue Bonds, Series 2002
9.000% due 09/01/2012	$470	$475
9.750% due 09/01/2017	1,160	1,177
9.750% due 09/01/2022	1,375	1,318
9.750% due 09/01/2027	2,170	1,982
9.750% due 09/01/2032	3,480	3,102

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	725	726

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,200	186

San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2003
6.590% due 11/01/2013	1,475	1,398
7.490% due 11/01/2018	1,435	1,409
7.740% due 11/01/2021	1,885	1,734

Total Municipal Bonds & Notes (Cost $13,518)		13,507

U.S. GOVERNMENT AGENCIES 0.0%

Federal Home Loan Bank
1.000% due 12/28/2011 (j)	300	300

Freddie Mac
1.125% due 12/15/2011 (j)(m)	300	301

Total U.S. Government Agencies (Cost $600)		601

MORTGAGE-BACKED SECURITIES 4.4%

Adjustable Rate Mortgage Trust
3.765% due 10/25/2035	3,534	1,841

American Home Mortgage Assets
0.419% due 05/25/2046	3,063	1,625
0.419% due 09/25/2046	1,299	686
0.439% due 10/25/2046	3,856	1,941
1.171% due 02/25/2047	1,384	659
1.391% due 11/25/2046	22,792	10,679
6.250% due 06/25/2037	9,538	5,457

American Home Mortgage Investment Trust
5.660% due 09/25/2045	1,109	890

Banc of America Alternative Loan Trust
0.629% due 05/25/2035	2,017	1,429

Banc of America Funding Corp.
5.321% due 11/20/2035	606	400

Banc of America Large Loan, Inc.
0.980% due 08/15/2029	25,000	19,894

Banc of America Mortgage Securities, Inc.
5.404% due 02/25/2036	466	368

BCAP LLC Trust
0.399% due 01/25/2037	1,887	970

Bear Stearns Adjustable Rate Mortgage Trust
4.994% due 01/25/2035	375	312
5.726% due 02/25/2036	465	308

Bear Stearns Alt-A Trust
0.449% due 12/25/2046	231	23
3.266% due 01/25/2035	94	73
5.646% due 11/25/2036	7,997	5,194

Chase Mortgage Finance Corp.
4.126% due 02/25/2037	146	136
5.424% due 03/25/2037	1,263	1,056

Citigroup Mortgage Loan Trust, Inc.
3.075% due 03/25/2034	254	247

See Accompanying Notes	Annual Report	March 31, 2010	143

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.629% due 07/25/2046	$991	$709
5.969% due 09/25/2037	6,488	4,425

Commercial Mortgage Pass-Through Certificates
5.816% due 12/10/2049	26,400	26,433

Countrywide Alternative Loan Trust
0.399% due 01/25/2037	700	360
0.419% due 09/25/2046	2,721	1,297
0.424% due 12/20/2046	10,483	5,424
0.439% due 03/20/2046	684	356
0.439% due 07/20/2046	3,533	1,397
0.439% due 07/25/2046	601	331
0.459% due 08/25/2046	1,222	239
0.479% due 09/25/2046	700	73
0.479% due 10/25/2046	437	101
0.489% due 07/25/2035	333	194
0.499% due 05/25/2036	476	102
0.559% due 11/20/2035	1,454	769
0.599% due 02/25/2037	28,082	10,013
0.999% due 11/25/2035	785	426
1.471% due 12/25/2035	4,104	2,243
5.302% due 10/25/2035	418	334
5.500% due 11/25/2035	6,400	4,527
5.631% due 10/25/2035	1,558	800
5.750% due 03/25/2037	500	313
5.849% due 02/25/2037	2,821	1,966
6.000% due 01/25/2037	775	499
6.500% due 11/25/2037	1,227	871
6.921% due 07/25/2036 (b)	29,163	4,377

Countrywide Home Loan Mortgage Pass-Through Trust
0.529% due 04/25/2046	657	172
5.265% due 02/25/2047	515	305
5.380% due 03/25/2037	488	279
5.480% due 02/20/2036	592	393
5.531% due 04/20/2036	495	336
5.981% due 09/25/2047	662	474
6.000% due 05/25/2036	11,548	9,624

Credit Suisse Mortgage Capital Certificates
6.000% due 10/25/2021 (a)	104	77

Deutsche ALT-A Securities, Inc.
5.505% due 10/25/2035	443	311
5.869% due 10/25/2036	683	381
5.886% due 10/25/2036	683	370

Downey Savings & Loan Association Mortgage Loan Trust
0.479% due 03/19/2045	489	302
0.549% due 07/19/2045	448	143

First Horizon Alternative Mortgage Securities
2.849% due 10/25/2034	101	82
5.387% due 09/25/2035	96	69
6.000% due 05/25/2036	3,510	2,698

Greenpoint Mortgage Funding Trust
0.429% due 10/25/2046	800	68
0.429% due 12/25/2046	600	94
0.439% due 10/25/2046	465	0
0.499% due 04/25/2036	588	140

GS Mortgage Securities Corp. II
5.560% due 11/10/2039	2,482	2,461

GSR Mortgage Loan Trust
0.489% due 08/25/2046	638	167
3.551% due 04/25/2035	66	56
5.123% due 01/25/2036	1,371	1,124
5.750% due 03/25/2036	7,984	6,924

Harborview Mortgage Loan Trust
0.409% due 07/19/2046	2,846	1,495
0.419% due 07/21/2036	835	454
0.419% due 01/19/2038	401	222
0.429% due 09/19/2046	1,443	778
0.469% due 03/19/2036	12,747	7,101
1.331% due 12/19/2036	3,657	1,649
5.750% due 08/19/2036	5,778	3,696

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.826% due 08/19/2036	$598	$384

Impac CMB Trust
0.969% due 11/25/2034	64	47

Indymac IMSC Mortgage Loan Trust
0.409% due 07/25/2047	1,212	572

Indymac INDA Mortgage Loan Trust
5.849% due 08/25/2036	700	453

Indymac Index Mortgage Loan Trust
0.419% due 09/25/2046	1,927	1,002
0.429% due 06/25/2047	1,100	546
0.439% due 05/25/2046	394	212
0.469% due 07/25/2035	377	219
0.499% due 06/25/2037	675	148
4.766% due 08/25/2035	3,046	2,409
5.202% due 01/25/2036	403	304
5.221% due 09/25/2035	443	251
5.245% due 09/25/2035	2,437	1,846
5.281% due 10/25/2035	424	321
5.476% due 11/25/2035	16,155	11,926
5.683% due 06/25/2036	700	512

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	2,917	2,642

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047	730	715

JPMorgan Mortgage Trust
4.799% due 02/25/2034	126	124
6.000% due 08/25/2037	4,588	3,793

LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039	2,000	2,037
5.424% due 02/15/2040	3,500	3,395

Luminent Mortgage Trust
0.399% due 12/25/2036	2,161	1,146
0.409% due 12/25/2036	786	388
0.429% due 10/25/2046	654	368

MASTR Adjustable Rate Mortgages Trust
0.439% due 04/25/2046	1,269	674
0.529% due 05/25/2047	800	126
0.569% due 05/25/2047	600	97

Merrill Lynch Mortgage-Backed Securities Trust
5.784% due 04/25/2037	1,243	928

Morgan Stanley Capital I
5.332% due 12/15/2043	7,770	7,824
5.447% due 02/12/2044	3,570	3,412
5.692% due 04/15/2049	1,100	1,011
5.880% due 06/11/2049	10,700	10,585

Morgan Stanley Mortgage Loan Trust
0.539% due 01/25/2035	122	81
5.352% due 06/25/2036	469	405

Nomura Asset Acceptance Corp.
2.692% due 12/25/2034	229	201
5.820% due 03/25/2047	600	484

Residential Accredit Loans, Inc.
0.389% due 01/25/2037	16,605	9,200
0.409% due 06/25/2046	9,157	3,409
0.459% due 05/25/2037	832	208
0.479% due 08/25/2037	1,321	697
0.559% due 03/25/2037	10,951	4,208
5.500% due 02/25/2036	9,678	6,466
5.665% due 09/25/2035	475	320
6.500% due 07/25/2037	18,794	11,932

Residential Asset Securitization Trust
0.679% due 12/25/2036	1,526	542
6.000% due 05/25/2037	2,541	1,868
6.250% due 10/25/2036	1,870	1,041
6.500% due 08/25/2036	3,300	1,994

Sequoia Mortgage Trust
3.132% due 01/20/2047	562	419

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
2.690% due 03/25/2034	$111	$103
5.233% due 05/25/2036	700	448
5.347% due 11/25/2035	432	282
5.369% due 09/25/2036	700	374
6.000% due 10/25/2037	495	250

Structured Asset Mortgage Investments, Inc.
0.409% due 09/25/2047	6,906	3,689
0.419% due 07/25/2046	4,900	2,592
0.439% due 05/25/2046	2,422	1,164
0.449% due 05/25/2036	406	211
0.449% due 05/25/2046	1,655	820
0.449% due 09/25/2047	60,479	19,166
0.479% due 07/19/2035	152	123
0.489% due 05/25/2046	585	133
0.509% due 02/25/2036	411	238
0.529% due 08/25/2036	900	184

SunTrust Alternative Loan Trust
0.579% due 04/25/2036	8,165	2,517

TBW Mortgage-Backed Pass-Through Certificates
6.014% due 07/25/2037	600	256

Thornburg Mortgage Securities Trust
0.529% due 06/25/2047	41,591	41,364

Wachovia Bank Commercial Mortgage Trust
0.322% due 09/15/2021	5,668	5,062

WaMu Mortgage Pass-Through Certificates
0.449% due 07/25/2046	495	131
0.639% due 11/25/2045	600	340
0.639% due 12/25/2045	600	342
0.740% due 11/25/2034	1,092	680
1.171% due 02/25/2047	3,797	2,009
1.171% due 03/25/2047	4,222	2,472
1.211% due 01/25/2047	2,281	1,207
1.231% due 04/25/2047	3,183	1,930
1.281% due 07/25/2047	841	487
1.291% due 12/25/2046	1,482	820
2.825% due 10/25/2033	278	249
2.883% due 09/25/2033	791	784
3.078% due 01/25/2047	828	490
5.448% due 04/25/2037	768	522
5.725% due 10/25/2036	5,771	4,435
5.828% due 02/25/2037	2,228	1,532
5.921% due 09/25/2036	1,061	831

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.231% due 04/25/2047	837	178
1.411% due 07/25/2046	140	64
1.441% due 05/25/2046	805	406

Total Mortgage-Backed Securities (Cost $361,985)		367,989

ASSET-BACKED SECURITIES 0.6%

Argent Securities, Inc.
1.279% due 12/25/2033	6,027	4,704

Carrington Mortgage Loan Trust
0.349% due 02/25/2037	1,205	1,098
0.379% due 08/25/2036	850	375

Countrywide Asset-Backed Certificates
5.689% due 10/25/2046	86	54

Credit-Based Asset Servicing & Securitization LLC
5.721% due 01/25/2037	9,605	4,325

GSAA Trust
0.529% due 05/25/2047	700	402

GSAMP Trust
0.299% due 12/25/2036	323	212
0.349% due 03/25/2047	1,101	1,004
0.379% due 08/25/2036	935	407

144	PIMCO Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman XS Trust
0.449% due 04/25/2046		$448	$200
0.459% due 06/25/2046		570	96
0.459% due 08/25/2046		517	56
0.469% due 09/25/2046		628	121
0.469% due 11/25/2046		632	138

MASTR Asset-Backed Securities Trust
0.439% due 11/25/2036		3,200	1,251

Merrill Lynch First Franklin Mortgage Loan Trust
0.349% due 07/25/2037		27,800	15,002

Mid-State Trust
7.791% due 03/15/2038		313	281

Morgan Stanley ABS Capital I
0.369% due 05/25/2037		1,555	637

Morgan Stanley Mortgage Loan Trust
0.459% due 02/25/2037		542	217
0.589% due 04/25/2037		715	278
5.750% due 04/25/2037		402	306
6.000% due 07/25/2047		428	309

Novastar Home Equity Loan
0.329% due 03/25/2037		1,796	1,702

Residential Asset Mortgage Products, Inc.
0.629% due 06/25/2047		700	263

Residential Asset Securities Corp.
0.339% due 04/25/2037		921	899
0.379% due 08/25/2036		700	353

Structured Asset Securities Corp.
0.379% due 05/25/2037		7,421	5,883
0.529% due 06/25/2035		20,349	8,478

Total Asset-Backed Securities (Cost $55,452)			49,051

FOREIGN CURRENCY-DENOMINATED ISSUES 10.5%

American International Group, Inc.
0.820% due 04/26/2011	EUR	30,400	40,262
4.000% due 09/20/2011		1,400	1,898
5.750% due 03/15/2067	GBP	5,550	5,559
5.950% due 10/04/2010		2,850	4,325
8.625% due 05/22/2068		24,800	31,142

BAC Capital Trust VII
5.250% due 08/10/2035		4,400	4,791

Barclays Bank PLC
14.000% due 11/29/2049		35,130	69,756

Bombardier, Inc.
7.250% due 11/15/2016	EUR	11,625	16,800

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	406,550	222,702
10.000% due 01/01/2017		205,600	103,912

Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	5,975	7,868

Cognis GmbH
9.500% due 05/15/2014		7,200	10,089

EMF-NL
1.680% due 07/17/2041		24,010	28,769

FCE Bank PLC
7.125% due 01/16/2012		1,000	1,388
7.125% due 01/15/2013		2,000	2,782
9.375% due 01/17/2014		5,950	8,768

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	2,000	2,246

Hertz Corp.
7.875% due 01/01/2014	EUR	2,500	3,377

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

International Lease Finance Corp.
1.037% due 08/15/2011	EUR	10,000	$12,768

Intesa Sanpaolo SpA
8.047% due 06/29/2049		7,700	10,738

Jarden Corp.
7.500% due 01/15/2020		6,000	8,225

Kerling PLC
10.625% due 01/28/2017		6,300	8,945

LBG Capital No.1 PLC
6.439% due 05/23/2020		4,450	5,049
7.867% due 12/17/2019	GBP	2,250	3,039
7.869% due 08/25/2020		8,825	11,852
11.040% due 03/19/2020		3,520	5,742

LBG Capital No.2 PLC
15.000% due 12/21/2019		2,250	4,251

Lighthouse International Co. S.A.
8.000% due 04/30/2014	EUR	11,540	11,066

M&G Finance Luxembourg S.A.
7.500% due 03/29/2049		5,000	675

Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016		15,975	23,519

OI European Group BV
6.875% due 03/31/2017		3,725	5,132

Reynolds Group Issuer, Inc.
8.000% due 12/15/2016		8,675	12,039

Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		5,650	7,822

Royal Bank of Scotland Group PLC
4.556% due 04/06/2011	GBP	5,866	8,412

Sensata Technologies NV
11.250% due 01/15/2014	EUR	14,000	19,855

SLM Corp.
0.980% due 06/17/2013		51,500	60,342
1.020% due 04/26/2011		3,500	4,585
2.750% due 03/15/2011	CHF	4,220	3,966

UPC Broadband Holding BV
4.170% due 12/31/2016	EUR	11,280	14,462
4.995% due 12/31/2017		8,136	10,522

UPC Germany GmbH
8.125% due 12/01/2017		1,800	2,541

UPC Holding BV
7.750% due 01/15/2014		1,700	2,354
8.000% due 11/01/2016		5,000	6,753
8.625% due 01/15/2014		1,675	2,342
9.750% due 04/15/2018		9,623	13,680

UPCB Finance Ltd.
7.625% due 01/15/2020		19,000	26,235

Wind Acquisition Finance S.A.
11.000% due 12/01/2015		4,000	5,862

Total Foreign Currency-Denominated Issues (Cost $816,564)			879,207

		SHARES
COMMON STOCKS 0.4%

Dex One Corp. (e)		1,199,802	33,498

SemGroup Corp. 'A' (e)		119,931	3,478

U.S. Airways Group, Inc. 'A' (e)		12,224	0

Total Common Stocks (Cost $40,312)			36,976

	SHARES	MARKET VALUE (000S)
WARRANTS 0.0%

SemGroup Corp. - Exp. 11/30/2014	126,243	$1,042

Total Warrants (Cost $568)		1,042

CONVERTIBLE PREFERRED SECURITIES 0.7%

Bank of America Corp.
7.250% due 12/31/2049	2,000	1,950

Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011 (a)	6,700	17

Wells Fargo & Co.
7.500% due 12/31/2049	60,000	58,620

Total Convertible Preferred Securities (Cost $49,655)		60,587

PREFERRED STOCKS 0.3%

ABN AMRO North America Capital Funding Trust I
6.968% due 12/31/2049	17,000	11,688

Regions Asset Management Co., Inc.
8.440% due 04/30/2010	12,500	12,298

Total Preferred Stocks (Cost $20,897)		23,986

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.8%

REPURCHASE AGREEMENTS 0.2%

Barclays Capital, Inc.
0.030% due 04/01/2010	$11,000	11,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $11,235. Repurchase proceeds are $11,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	5,022	5,022
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 06/17/2010 valued at $5,123. Repurchase proceeds are $5,022.)

		16,022

U.S. TREASURY BILLS 0.3%
0.191% due 08/26/2010 - 09/02/2010 (f)(i)(j)(l)(m)	23,565	23,546

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (h) 5.3%
	44,839,884	448,982

Total Short-Term Instruments (Cost $488,549)		488,550

Total Investments 99.9% (Cost $7,957,515)		$8,383,558

Written Options (o) (0.0%) (Premiums $12,157)		(169)

Other Assets and Liabilities (Net) 0.1%		7,408

Net Assets 100.0%		$8,390,797

See Accompanying Notes	Annual Report	March 31, 2010	145

Schedule of Investments High Yield Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-Issued security.
(d)	Payment in-kind bond security.
(e)	Non-income producing security.
(f)	Coupon represents a weighted average rate.
(g)	Security becomes interest bearing at a future date.
(h)	Affiliated to the Fund.
(i)	Securities with an aggregate market value of $80 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(j)	Securities with an aggregate market value of $17,956 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(k)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default
(l)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $157,504 at a weighted average interest rate of 0.628%. On March 31, 2010, securities valued at $8,520 were pledged as collateral for reverse repurchase agreements.
(m)	Securities with an aggregate market value of $5,871 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	2,877	$9,818
90-Day Eurodollar June Futures	Long	06/2010	660	3,070
90-Day Eurodollar September Futures	Long	09/2010	3,921	11,861

				$24,749

(n)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	06/20/2012	0.936%	$4,300	$(7)	$54	$(61)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CSFB	5.000%		06/20/2014	4.819%	$4,100	$33	$(246)	$279
AES Corp.	GSC	5.000%		12/20/2013	4.567%	11,250	177	(872)	1,049
AES Corp.	RBS	5.000%		12/20/2014	5.231%	5,000	(39)	20	(59)
AES Corp.	UBS	5.000%		12/20/2014	5.231%	5,000	(39)	20	(59)
American International Group, Inc.	BOA	5.000%		09/20/2010	0.699%	9,700	213	(1,407)	1,620
American International Group, Inc.	BOA	5.000%		09/20/2011	1.407%	10,900	590	(2,616)	3,206
American International Group, Inc.	GSC	5.000%		09/20/2011	1.407%	15,700	850	(3,611)	4,461
ARAMARK Corp.	CITI	5.000%		03/20/2014	4.601%	5,100	78	(139)	217
Biomet, Inc.	CITI	6.500%		06/20/2014	2.952%	3,000	373	0	373
Biomet, Inc.	JPM	8.000%		03/20/2014	2.863%	4,000	688	0	688
Biomet, Inc.	MSC	3.550%		03/20/2013	2.432%	1,500	46	0	46
Brazil Government International Bond	BCLY	0.830%		09/20/2010	0.531%	30,000	50	0	50
Chesapeake Energy Corp.	GSC	5.000%		09/20/2014	4.179%	15,550	522	(311)	833
Community Health Systems, Inc.	CITI	5.000%		09/20/2014	4.839%	2,900	22	(261)	283
Community Health Systems, Inc.	GSC	5.000%		12/20/2013	4.170%	22,500	658	(2,231)	2,889
Community Health Systems, Inc.	GSC	5.000%		03/20/2014	4.395%	24,700	561	(2,254)	2,815
Community Health Systems, Inc.	GSC	5.000%		06/20/2014	4.595%	10,000	163	(500)	663
Community Health Systems, Inc.	JPM	5.000%		12/20/2013	4.170%	3,750	109	(366)	475
CSC Holdings, Inc.	MSC	3.650%		03/20/2013	0.775%	1,500	124	0	124
Daimler Finance N.A. LLC	DUB	5.250%		09/20/2012	2.829%	3,500	190	0	190
Dynegy Holdings, Inc.	CITI	5.000%		03/20/2014	10.468%	625	(101)	(112)	11
El Paso Corp.	GSC	5.000%		09/20/2014	3.215%	48,575	3,560	(4,615)	8,175
Ford Motor Co.	MLP	4.850%		12/20/2010	1.192%	18,000	503	0	503
Georgia-Pacific LLC	BOA	5.000%		09/20/2014	1.999%	18,000	2,251	(1,845)	4,096
Georgia-Pacific LLC	GSC	5.000%		12/20/2013	1.785%	3,750	429	(338)	767
Georgia-Pacific LLC	JPM	5.000%		12/20/2013	1.785%	9,000	1,030	(799)	1,829
Georgia-Pacific LLC	MLP	5.000%		12/20/2013	1.785%	5,250	601	(479)	1,080
Georgia-Pacific LLC	MSC	3.800%		03/20/2013	1.027%	1,500	120	0	120
GMAC, Inc.	BOA	7.000%		12/20/2012	2.963%	2,500	258	0	258
GMAC, Inc.	BOA	5.000%		09/20/2013	3.080%	37,000	2,246	(9,712)	11,958

146	PIMCO Funds	See Accompanying Notes

March 31, 2010

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
GMAC, Inc.	DUB	5.000%	03/20/2012	2.811%		$3,000	$128	$(465)	$593
GMAC, Inc.	DUB	6.350%	12/20/2012	2.963%		3,650	317	0	317
GMAC, Inc.	GSC	6.800%	12/20/2012	2.963%		5,000	491	0	491
GMAC, Inc.	JPM	2.110%	03/20/2012	2.811%		10,000	(126)	0	(126)
HCA, Inc.	BOA	4.650%	09/20/2013	3.367%		3,000	127	0	127
HCA, Inc.	CITI	2.000%	09/20/2012	2.516%		4,400	(51)	0	(51)
HCA, Inc.	CSFB	5.000%	06/20/2014	2.503%		9,600	846	(1,050)	1,896
Indonesia Government International Bond	BCLY	2.200%	09/20/2010	0.727%		15,000	115	0	115
Indonesia Government International Bond	JPM	2.360%	09/20/2010	0.727%		8,000	68	0	68
Indonesia Government International Bond	RBS	1.580%	09/20/2010	0.691%		13,600	64	0	64
International Lease Finance Corp.	BOA	5.000%	06/20/2010	1.833%		9,900	84	(792)	876
Mexico Government International Bond	BCLY	1.070%	09/20/2010	0.497%		30,000	91	0	91
Mexico Government International Bond	DUB	1.550%	09/20/2010	0.523%		8,000	43	0	43
Mexico Government International Bond	DUB	1.700%	09/20/2010	0.523%		15,000	92	0	92
Mexico Government International Bond	JPM	1.020%	09/20/2010	0.497%		16,900	47	0	47
NRG Energy, Inc.	CSFB	5.000%	12/20/2013	4.395%		3,750	81	(42)	123
NRG Energy, Inc.	GSC	4.200%	09/20/2013	4.170%		6,875	15	0	15
NRG Energy, Inc.	JPM	5.380%	12/20/2013	4.395%		4,500	154	0	154
NRG Energy, Inc.	MLP	5.500%	12/20/2013	4.395%		5,250	201	0	201
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	1.972%		1,100	41	0	41
Qwest Capital Funding, Inc.	CSFB	3.100%	12/20/2012	1.972%		5,000	153	0	153
RRI Energy, Inc.	BCLY	5.000%	09/20/2014	8.342%		5,800	(658)	(898)	240
RRI Energy, Inc.	CITI	5.000%	09/20/2014	8.342%		4,100	(465)	(451)	(14)
RRI Energy, Inc.	DUB	5.000%	09/20/2014	8.342%		1,600	(182)	(232)	50
RRI Energy, Inc.	GSC	5.000%	09/20/2014	8.342%		20,150	(2,287)	(3,512)	1,225
RRI Energy, Inc.	GSC	5.000%	09/20/2014	8.018%		1,500	(155)	(255)	100
RRI Energy, Inc.	MSC	5.000%	09/20/2014	8.342%		500	(57)	(85)	28
SLM Corp.	BCLY	5.000%	12/20/2013	3.315%		4,250	247	(468)	715
SLM Corp.	BOA	5.000%	12/20/2010	1.340%		24,200	677	(2,150)	2,827
SLM Corp.	BOA	5.000%	09/20/2014	3.487%		18,650	1,133	(2,611)	3,744
SLM Corp.	DUB	5.000%	06/20/2010	1.340%		15,600	150	(878)	1,028
SLM Corp.	DUB	5.000%	09/20/2010	1.340%		800	15	(64)	79
SLM Corp.	DUB	5.000%	06/20/2012	2.646%		9,900	513	(1,287)	1,800
SLM Corp.	DUB	5.000%	09/20/2014	3.487%		2,000	121	(225)	346
SLM Corp.	GSC	7.600%	03/20/2012	2.606%		4,750	464	0	464
SLM Corp.	MSC	5.000%	09/20/2011	2.323%		5,000	202	(300)	502
SLM Corp.	MSC	5.000%	06/20/2014	3.407%		6,000	366	(1,020)	1,386
SunGard Data Systems, Inc.	BCLY	5.000%	09/20/2014	5.661%		2,000	(47)	(230)	183
SunGard Data Systems, Inc.	CITI	5.000%	03/20/2014	5.270%		4,000	(31)	(261)	230
SunGard Data Systems, Inc.	MSC	3.800%	03/20/2013	1.257%		1,500	108	0	108
Swedbank AB	BOA	1.000%	12/20/2014	1.669%	EUR	2,500	(98)	(237)	139
Swedbank AB	UBS	1.000%	12/20/2014	1.669%		2,500	(98)	(237)	139

							$19,165	$(50,424)	$69,589

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	BCLY	(5.000%	)	06/20/2014	$32,148	$(476)	$3,818	$(4,294)
CDX.HY-12 5-Year Index	CSFB	(5.000%	)	06/20/2014	24,346	(361)	2,867	(3,228)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014	23,312	(346)	2,750	(3,096)
CDX.HY-12 5-Year Index	JPM	(5.000%	)	06/20/2014	27,354	(405)	2,147	(2,552)
CDX.HY-12 5-Year Index	RBS	(5.000%	)	06/20/2014	35,720	(530)	2,757	(3,287)
CDX.HY-13 5-Year Index	DUB	(5.000%	)	12/20/2014	33,165	(51)	2,425	(2,476)

						$(2,169)	$16,764	$(18,933)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	$26,000	$(16,378)	$(18,200)	$1,822
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010	51,800	1,743	0	1,743
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	9,290	108	0	108
CDX.HY-9 3-Year Index 35-100%	MLP	1.670%	12/20/2010	8,087	101	0	101
CDX.IG-9 5-Year Index 30-100%	BCLY	0.758%	12/20/2012	8,680	150	0	150
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	11,574	200	0	200

					$(14,076)	$(18,200)	$4,124

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	Annual Report	March 31, 2010	147

Schedule of Investments High Yield Fund (Cont.)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(o)	Written options outstanding on March 31, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$23,200	$360	$0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	23,200	167	8
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	129,000	1,301	1
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	14,700	134	0
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	14,700	240	5
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	13,000	119	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	8,700	87	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	8,700	205	3
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	14,000	119	42
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	14,000	119	34
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	12,500	57	0
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	8,600	87	0
Put - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	4,300	53	0
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	8,600	206	3
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	112,100	513	2
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	36,100	329	1
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	112,100	630	3
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	17,400	423	6
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	18,700	92	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	37,900	797	12
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	45,000	457	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	352,000	3,703	32
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.800%	06/28/2010	38,000	214	0
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	80,000	664	1
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	32,800	285	0
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	80,000	344	2
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	58,000	452	14

							$12,157	$169

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	96	$454,789	EUR	52,000	$5,924
Sales	13,943	3,546,400		0	30,416
Closing Buys	(14,039)	(2,683,889)		(52,000)	(24,183)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 03/31/2010	0	$1,317,300	EUR	0	$12,157

(p)	Restricted securities as of March 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$8,858	$8,809	0.10%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,981	9,608	0.11%
Wilmington Trust Co.	10.732%	01/01/2013	05/09/1995 - 05/16/2003	2,238	2,322	0.03%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	07/28/1995 - 01/01/2010	3,079	3,173	0.04%

				$24,156	$23,912	0.28%

148	PIMCO Funds	See Accompanying Notes

March 31, 2010

(q)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	34,679	04/2010	BCLY	$0	$(941)	$(941)
Buy		571,534	04/2010	BNP	1,197	0	1,197
Sell		380,465	04/2010	GSC	1,861	(4,813)	(2,952)
Sell		156,390	04/2010	HSBC	0	(4,341)	(4,341)
Sell		571,534	06/2010	BNP	0	(1,231)	(1,231)
Sell	CHF	3,664	05/2010	DUB	0	(8)	(8)
Buy	CNY	33,487	06/2010	BCLY	0	(14)	(14)
Sell		14,055	06/2010	BOA	14	0	14
Buy		14,024	06/2010	CITI	0	(2)	(2)
Buy		6,028	06/2010	DUB	0	(3)	(3)
Buy		43,588	06/2010	HSBC	0	(18)	(18)
Sell		24,997	06/2010	MSC	25	0	25
Buy		14,978	11/2010	BCLY	0	(30)	(30)
Buy		24,285	11/2010	CITI	0	(50)	(50)
Buy		62,641	11/2010	DUB	0	(141)	(141)
Buy		24,681	11/2010	MSC	0	(60)	(60)
Buy		13,812	01/2011	BOA	0	(19)	(19)
Buy		24,567	01/2011	MSC	0	(34)	(34)
Sell	EUR	6,075	04/2010	BCLY	22	0	22
Sell		64,064	04/2010	CITI	1,556	0	1,556
Sell		316	04/2010	CSFB	0	(2)	(2)
Sell		17,866	04/2010	GSC	708	0	708
Sell		114,986	04/2010	HSBC	385	0	385
Sell		39,760	04/2010	JPM	1,734	0	1,734
Sell		998	04/2010	MSC	27	0	27
Sell		2,590	04/2010	RBC	10	(1)	9
Sell		31,939	05/2010	GSC	106	0	106
Sell	GBP	5,278	06/2010	BCLY	0	(41)	(41)
Sell		7,744	06/2010	CITI	0	(216)	(216)
Sell		81,948	06/2010	RBS	0	(785)	(785)
Sell	JPY	29,154	04/2010	CITI	10	0	10

					$7,655	$(12,750)	$(5,095)

(r)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$9,774	$6,078,684	$25,078	$6,113,536
Mortgage-Backed Securities	0	367,989	0	367,989
Foreign Currency-Denominated Issues	0	879,207	0	879,207
Short-Term Instruments	448,982	39,568	0	488,550
Other Investments +++	97,546	415,591	21,139	534,276

Investments, at value	$556,302	$7,781,039	$46,217	$8,383,558
Financial Derivative Instruments ++++	$24,749	$49,455	$0	$74,204

Totals	$581,051	$7,830,494	$46,217	$8,457,762

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Corporate Bonds & Notes	$85,583	$(67,679)	$786	$(2,152)	$8,540	$0	$25,078	$2,632
Foreign Currency-Denominated Issues	3,367	0	11	0	5,034	(8,412)	0	0
Other Investments +++	13,869	342	0	(3,938)	10,866	0	21,139	1,202

Investments, at value	$102,819	$(67,337)	$797	$(6,090)	$24,440	$(8,412)	$46,217	$3,834
Financial Derivative Instruments ++++	$(1,576)	$0	$0	$0	$1,576	$0	$0	$0

Totals	$101,243	$(67,337)	$797	$(6,090)	$26,016	$(8,412)	$46,217	$3,834

+	See note 2 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Annual Report	March 31, 2010	149

Schedule of Investments High Yield Fund (Cont.)	March 31, 2010

++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(s)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$683	$0	$0	$0	$0	$683
Unrealized appreciation on foreign currency contracts	0	7,655	0	0	0	7,655
Unrealized appreciation on swap agreements	0	0	74,022	0	0	74,022

	$683	$7,655	$74,022	$0	$0	$82,360

Liabilities:
Written options outstanding	$169	$0	$0	$0	$0	$169
Unrealized depreciation on foreign currency contracts	0	12,750	0	0	0	12,750
Unrealized depreciation on swap agreements	0	0	19,303	0	0	19,303

	$169	$12,750	$19,303	$0	$0	$32,222

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$150,894	$0	$0	$0	$0	$150,894
Net realized gain (loss) on futures contracts, written options and swaps	60,785	0	(24,125)	2,090	0	38,750
Net realized (loss) on foreign currency transactions	0	(3,560)	0	0	0	(3,560)

	$211,679	$(3,560)	$(24,125)	$2,090	$0	$186,084

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(152,854)	$0	$0	$0	$0	$(152,854)
Net change in unrealized appreciation on futures contracts, written options and swaps	8,459	0	124,941	363	0	133,763
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	12,859	0	0	0	12,859

	$(144,395)	$12,859	$124,941	$363	$0	$(6,232)

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $24,749 as reported in the Notes to Schedule of Investments.

150	PIMCO Funds	See Accompanying Notes

Schedule of Investments Income Fund	March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%

International Lease Finance Corp.
10.000% due 02/23/2015	$1,700	$1,744
10.000% due 03/17/2016	1,300	1,319

Texas Competitive Electric Holdings Co. LLC
3.729% due 10/10/2014	986	799
3.751% due 10/10/2014	10	8

Total Bank Loan Obligations (Cost $3,700)		3,870

CORPORATE BONDS & NOTES 22.1%

BANKING & FINANCE 10.4%

AES Ironwood LLC
8.857% due 11/30/2025	201	198

American Express Centurion Bank
0.380% due 06/12/2012	2,000	1,967

American General Finance Corp.
4.625% due 09/01/2010	300	300

American International Group, Inc.
4.250% due 05/15/2013	500	491
5.850% due 01/16/2018	3,000	2,791
8.175% due 05/15/2068	75	64
8.250% due 08/15/2018	275	289

Bank of America Corp.
6.000% due 09/01/2017	500	521

Barclays Bank PLC
7.434% due 09/29/2049	375	375

Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,000	1,106
6.950% due 08/10/2012	137	152

Cantor Fitzgerald LP
7.875% due 10/15/2019	2,000	2,008

Capital One Capital V
10.250% due 08/15/2039	300	356

Centurion CDO III Ltd.
1.048% due 04/11/2013	1,897	1,829

Chukchansi Economic Development Authority
8.000% due 11/15/2013	25	21

CIT Group, Inc.
7.000% due 05/01/2013	841	824
7.000% due 05/01/2014	362	343
7.000% due 05/01/2015	362	338
7.000% due 05/01/2016	1,603	1,483
7.000% due 05/01/2017	1,844	1,706

Citigroup Capital XXI
8.300% due 12/21/2077	475	483

Citigroup, Inc.
6.000% due 08/15/2017	500	512

Credit Suisse New York
5.000% due 05/15/2013	4,000	4,302

El Paso Performance-Linked Trust
7.750% due 07/15/2011	250	260

Ford Motor Credit Co. LLC
7.875% due 06/15/2010	150	151
8.000% due 12/15/2016	550	580
8.125% due 01/15/2020	300	315
8.700% due 10/01/2014	400	434
9.875% due 08/10/2011	50	53

General Electric Capital Corp.
0.369% due 04/10/2012	1,060	1,045
0.379% due 11/01/2012	790	775
6.875% due 01/10/2039	4,000	4,329

GMAC, Inc.
6.000% due 04/01/2011	300	299

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.875% due 08/28/2012	$100	$101
7.500% due 12/31/2013	400	411
8.000% due 03/15/2020	650	668
8.300% due 02/12/2015	800	842

Goldman Sachs Group, Inc.
6.250% due 09/01/2017	500	538

HBOS PLC
6.750% due 05/21/2018	500	460

International Lease Finance Corp.
0.472% due 05/24/2010	25	25
4.875% due 09/01/2010	850	850
5.000% due 04/15/2010	25	25
5.300% due 05/01/2012	50	49
5.350% due 03/01/2012	150	147
5.400% due 02/15/2012	150	148
5.625% due 09/20/2013	500	472
5.750% due 06/15/2011	200	201
5.875% due 05/01/2013	2,950	2,835
8.625% due 09/15/2015	25	26
8.750% due 03/15/2017	100	102

LBI Escrow Corp.
8.000% due 11/01/2017 (b)	375	390

Nomura Holdings, Inc.
6.700% due 03/04/2020	3,800	3,951

NSG Holdings LLC
7.750% due 12/15/2025	225	204

Pacific Life Insurance Co.
9.250% due 06/15/2039	400	497

PMI Group, Inc.
6.000% due 09/15/2016	500	329

Regions Financial Corp.
7.750% due 11/10/2014	100	105
7.750% due 11/10/2014 (h)	4,000	4,213

SLM Corp.
0.409% due 07/26/2010	50	49
0.479% due 10/25/2011	1,060	1,008
5.000% due 06/15/2018	125	103
8.000% due 03/25/2020	50	49
8.450% due 06/15/2018	3,000	3,039

SLM Corp. CPI Linked Bond
4.106% due 03/15/2012	269	245
5.076% due 06/15/2013	260	228

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	91

Virgin Media Secured Finance PLC
6.500% due 01/15/2018	150	151

Wells Fargo & Co.
7.980% due 03/29/2049	400	420

		53,672

INDUSTRIALS 10.3%

American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012	14	14

American Airlines, Inc.
10.500% due 10/15/2012	375	401

American Stores Co.
8.000% due 06/01/2026	250	221

AmeriGas Partners LP
7.125% due 05/20/2016	180	183

ARAMARK Corp.
8.500% due 02/01/2015	150	154

ArvinMeritor, Inc.
8.125% due 09/15/2015	335	325

Ball Corp.
6.750% due 09/15/2020	50	51

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Berry Plastics Corp.
8.875% due 09/15/2014	$375	$368

Biomet, Inc.
10.000% due 10/15/2017	290	321
10.375% due 10/15/2017 (c)	100	110
11.625% due 10/15/2017	315	354

Building Materials Corp. of America
7.000% due 02/15/2020	25	25
7.500% due 03/15/2020	25	25

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	500	534

Charter Communications Operating LLC
8.000% due 04/30/2012 (a)	70	75
8.375% due 04/30/2014 (a)	75	77

Chesapeake Energy Corp.
7.000% due 08/15/2014	1,600	1,630

Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015	25	25
7.750% due 05/15/2017	155	156
9.500% due 05/15/2016	100	107

Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017	375	392

Coffeyville Resources LLC
9.000% due 04/01/2015 (b)	250	256

Comcast Corp.
5.900% due 03/15/2016	500	547

Community Health Systems, Inc.
8.875% due 07/15/2015	440	456

Consol Energy, Inc.
8.000% due 04/01/2017 (b)	175	181
8.250% due 04/01/2020 (b)	275	284

Continental Resources, Inc.
7.375% due 10/01/2020 (b)	100	99

CSC Holdings LLC
6.750% due 04/15/2012	75	79
7.625% due 07/15/2018	475	499
8.500% due 06/15/2015	125	133

CVS Pass-Through Trust
7.507% due 01/10/2032	4,990	5,564

Delhaize America, Inc.
8.050% due 04/15/2027	25	28

Delta Air Lines, Inc.
9.500% due 09/15/2014	375	396

Denbury Resources, Inc.
8.250% due 02/15/2020	400	426

Devon Financing Corp. ULC
6.875% due 09/30/2011	500	540

DISH DBS Corp.
7.125% due 02/01/2016	355	363

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	17	17

Eaton Vance Corp.
6.500% due 10/02/2017	1,000	1,078

El Paso Corp.
6.875% due 06/15/2014	325	333
7.750% due 01/15/2032	225	222
8.050% due 10/15/2030	225	226

El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020	500	504

Enterprise Products Operating LLC
8.375% due 08/01/2066	370	376

Equinix, Inc.
8.125% due 03/01/2018	50	52

See Accompanying Notes	Annual Report	March 31, 2010	151

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FBG Finance Ltd.
5.125% due 06/15/2015	$2,000	$2,110

Ferrellgas Partners LP
8.625% due 06/15/2020 (b)	500	500

First Data Corp.
9.875% due 09/24/2015	405	351

Forest Oil Corp.
8.500% due 02/15/2014	200	212

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	100	105

Georgia-Pacific LLC
7.000% due 01/15/2015	200	208
7.700% due 06/15/2015	215	229
8.000% due 01/15/2024	175	186
8.250% due 05/01/2016	100	109
8.875% due 05/15/2031	150	164

Harrah’s Operating Co., Inc.
10.000% due 12/15/2018	140	117

HCA, Inc.
7.250% due 09/15/2020	125	127
8.500% due 04/15/2019	250	270
9.125% due 11/15/2014	225	238
9.250% due 11/15/2016	1,290	1,375

Hexion Finance Escrow LLC
8.875% due 02/01/2018	100	99

Huntsman International LLC
8.625% due 03/15/2020	125	126

Intelsat Corp.
9.250% due 08/15/2014	250	258
9.250% due 06/15/2016	410	432

Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016	50	54

Intergen NV
9.000% due 06/30/2017	275	285

Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	5,000	5,157

Linn Energy LLC
8.625% due 04/15/2020 (b)	325	317

McClatchy Co.
11.500% due 02/15/2017	300	308

McJunkin Red Man Corp.
9.500% due 12/15/2016	250	257

MGM Mirage
9.000% due 03/15/2020	25	26
10.375% due 05/15/2014	50	55
11.125% due 11/15/2017	75	85

New Albertson’s, Inc.
7.450% due 08/01/2029	125	106

Newfield Exploration Co.
6.875% due 02/01/2020	50	51
7.125% due 05/15/2018	125	128

NFR Energy LLC
9.750% due 02/15/2017	100	100

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	305	329

Northwest Airlines, Inc.
1.001% due 05/20/2014	1,035	890

OPTI Canada, Inc.
8.250% due 12/15/2014	165	156

Oshkosh Corp.
8.250% due 03/01/2017	25	26
8.500% due 03/01/2020	25	26

Plains Exploration & Production Co.
7.625% due 04/01/2020	400	398

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

President and Fellows of Harvard College
5.625% due 10/01/2038	$1,000	$1,026

Quebecor Media, Inc.
7.750% due 03/15/2016	350	356

Quicksilver Resources, Inc.
11.750% due 01/01/2016	300	345

QVC, Inc.
7.125% due 04/15/2017	25	25
7.375% due 10/15/2020	25	25

RadNet, Inc.
10.375% due 04/01/2018 (b)	500	493

Range Resources Corp.
7.500% due 10/01/2017	75	78
8.000% due 05/15/2019	200	214

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010	25	25

SandRidge Energy, Inc.
8.625% due 04/01/2015 (c)	350	342

Sensata Technologies NV
8.000% due 05/01/2014	300	311

Shell International Finance BV
5.500% due 03/25/2040	5,000	4,919

Solutia, Inc.
7.875% due 03/15/2020	25	25

Sonat, Inc.
7.625% due 07/15/2011	200	210

Steel Dynamics, Inc.
7.625% due 03/15/2020	25	26

Suburban Propane Partners LP
7.375% due 03/15/2020	250	255

SunGard Data Systems, Inc.
9.125% due 08/15/2013	320	330

Teck Resources Ltd.
10.250% due 05/15/2016	100	120
10.750% due 05/15/2019	125	154

Times Square Hotel Trust
8.528% due 08/01/2026	2,218	1,784

TreeHouse Foods, Inc.
7.750% due 03/01/2018	25	26

TRW Automotive, Inc.
7.250% due 03/15/2017	300	291

United Airlines, Inc.
7.730% due 01/01/2012	3	4
9.750% due 01/15/2017	2,200	2,316
10.400% due 05/01/2018	1,750	1,881

Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018	50	49

Weyerhaeuser Co.
7.375% due 03/15/2032	1,000	966
7.950% due 03/15/2025	300	299

Wind Acquisition Finance S.A.
11.750% due 07/15/2017	650	722
12.000% due 12/01/2015	75	81

Windstream Corp.
8.625% due 08/01/2016	425	437

WMG Acquisition Corp.
9.500% due 06/15/2016	300	322

Wynn Las Vegas LLC
6.625% due 12/01/2014	550	551

		53,185

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 1.4%

AES Corp.
8.000% due 10/15/2017	$325	$331
8.000% due 06/01/2020	50	50
8.875% due 02/15/2011	50	52
9.750% due 04/15/2016	250	272

Berry Petroleum Co.
10.250% due 06/01/2014	25	28

Cricket Communications, Inc.
10.000% due 07/15/2015	150	157

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	250	321

Energy Future Holdings Corp.
9.750% due 10/15/2019	29	29
10.000% due 01/15/2020	100	105

Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019	36	36

Frontier Communications Corp.
7.125% due 03/15/2019	165	158

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	75	78
8.625% due 11/14/2011	25	27

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	250	257

Midwest Generation LLC
8.560% due 01/02/2016	324	331

NGPL PipeCo LLC
7.768% due 12/15/2037	1,000	1,163

NRG Energy, Inc.
7.375% due 01/15/2017	125	124
8.500% due 06/15/2019	750	763

Qwest Communications International, Inc.
7.500% due 02/15/2014	200	204

Qwest Corp.
7.500% due 06/15/2023	597	600

RRI Energy, Inc.
7.875% due 06/15/2017	75	68

Sithe Independence Funding Corp.
9.000% due 12/30/2013	422	436

Sprint Capital Corp.
6.900% due 05/01/2019	300	276
7.625% due 01/30/2011	65	67
8.750% due 03/15/2032	900	839

Sprint Nextel Corp.
6.000% due 12/01/2016	160	145

Tenaska Alabama Partners LP
7.000% due 06/30/2021	125	123

Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018	50	51

Virgin Media Finance PLC
9.500% due 08/15/2016	100	110

		7,201

Total Corporate Bonds & Notes (Cost $107,646)		114,058

CONVERTIBLE BONDS & NOTES 0.1%

Stewart Enterprises, Inc.
3.125% due 07/15/2014	400	361

U.S. Bancorp
0.000% due 09/20/2036	305	291

Total Convertible Bonds & Notes (Cost $627)		652

152	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.1%

Alameda County, California Oakland Unified School District General Obligation Bonds, Series 2009
9.500% due 08/01/2034	$300	$297

Total Municipal Bonds & Notes (Cost $300)		297

U.S. GOVERNMENT AGENCIES 58.1%

Fannie Mae
0.289% due 12/25/2036	322	319
0.349% due 03/25/2034	93	90
0.379% due 08/25/2034	35	33
0.579% due 11/25/2032 - 03/25/2044	74	71
0.629% due 04/18/2028 - 08/25/2036	155	152
0.650% due 11/25/2021	17	17
0.700% due 07/25/2021	25	25
0.950% due 08/25/2022	13	12
1.050% due 05/25/2022	10	11
1.100% due 05/25/2018 - 10/25/2020	54	54
1.150% due 04/25/2021 - 10/25/2021	92	93
1.450% due 01/25/2024 - 11/01/2028	742	762
1.550% due 11/25/2021	50	50
1.671% due 10/01/2044	21	21
1.871% due 10/01/2040	190	191
1.965% due 01/01/2035	136	138
2.068% due 08/01/2033	195	199
2.070% due 02/01/2032	74	75
2.177% due 12/01/2035	42	43
2.261% due 11/01/2033	120	122
2.286% due 09/25/2022	12	12
2.295% due 12/01/2034	484	495
2.317% due 01/01/2018	70	71
2.421% due 12/01/2035	20	20
2.500% due 12/01/2020 - 02/01/2032	236	243
2.509% due 09/01/2017 - 03/01/2033	85	87
2.556% due 07/01/2019	85	89
2.590% due 12/01/2032	48	50
2.593% due 12/01/2033	141	145
2.625% due 08/01/2018	36	37
2.647% due 02/01/2032	22	22
2.650% due 11/01/2033	15	16
2.670% due 03/01/2034	52	54
2.721% due 10/01/2025	74	76
2.792% due 09/01/2033	59	61
2.795% due 06/01/2025	4	4
2.836% due 08/01/2031	231	237
2.862% due 01/01/2018	9	9
2.971% due 04/01/2024	18	19
2.996% due 01/01/2035	366	380
3.005% due 03/01/2033	349	361
3.011% due 04/01/2032	95	98
3.016% due 07/01/2025	3	3
3.067% due 07/01/2032	40	41
3.071% due 07/01/2036	104	107
3.077% due 07/01/2032	106	109
3.078% due 11/01/2020	65	66
3.080% due 03/25/2022	23	24
3.090% due 04/25/2023	14	15
3.111% due 08/01/2017	20	20
3.125% due 09/01/2024	55	58
3.130% due 09/25/2022	11	12
3.132% due 07/01/2035	43	44
3.144% due 10/01/2032	37	39
3.180% due 01/25/2022	64	66
3.186% due 03/01/2036	560	573
3.191% due 05/01/2018	22	22

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.193% due 08/01/2032	$31	$32
3.220% due 05/01/2024	114	117
3.250% due 09/01/2024	205	213
3.258% due 01/01/2028	4	4
3.269% due 05/01/2018	38	39
3.280% due 07/01/2017	7	8
3.284% due 10/01/2034	388	403
3.287% due 12/01/2027	6	7
3.290% due 06/01/2019	19	20
3.315% due 05/01/2024	50	52
3.340% due 04/01/2017	6	6
3.344% due 07/01/2017 - 07/01/2018	94	96
3.346% due 11/01/2018	1	1
3.357% due 03/01/2020	11	11
3.361% due 08/01/2017	16	16
3.468% due 08/01/2032	26	27
3.500% due 02/01/2028	4	4
3.534% due 04/01/2033	15	15
3.545% due 01/01/2019	9	9
3.547% due 10/01/2025	4	5
3.554% due 01/01/2029	180	186
3.564% due 08/01/2026	18	19
3.590% due 07/01/2026	15	15
3.661% due 10/01/2035	525	546
3.793% due 01/01/2027	14	15
3.848% due 07/01/2018	8	8
4.138% due 05/01/2019	10	10
4.255% due 07/01/2032	670	691
4.257% due 09/01/2017	16	16
4.270% due 12/01/2027	29	30
4.336% due 03/01/2016	5	5
4.337% due 06/01/2032	366	378
4.345% due 05/01/2028	10	11
4.375% due 10/01/2016 - 11/01/2016	16	16
4.395% due 09/01/2031	164	169
4.433% due 01/01/2018	8	9
4.500% due 09/01/2016 - 09/01/2017	17	18
4.500% due 04/01/2039 - 09/01/2039 (h)	71,271	71,493
4.609% due 11/01/2029	78	81
4.611% due 09/01/2035	52	54
4.623% due 04/01/2028	25	26
4.625% due 06/01/2017 - 07/01/2017	23	24
4.653% due 09/01/2024	7	7
4.701% due 09/01/2030	90	94
4.975% due 09/01/2022	30	32
5.000% due 01/01/2016 - 08/25/2033	348	346
5.114% due 09/01/2018	24	25
5.306% due 10/01/2033	10	11
5.500% due 04/01/2037 - 05/01/2048	41,721	43,982
5.500% due 06/01/2048 (h)	761	796
5.969% due 03/01/2036	63	65
6.000% due 12/01/2032 - 04/01/2040	93,298	99,523
6.000% due 12/01/2036 (h)	21,071	22,487
6.010% due 10/01/2036	93	98
6.414% due 04/01/2027	134	137
6.500% due 06/25/2028 - 10/25/2031	440	483
6.850% due 12/18/2027	42	46
6.900% due 05/25/2023	160	176
7.000% due 07/25/2022 - 08/01/2036	3,208	3,552
7.500% due 07/25/2022 - 06/25/2042	403	452
7.660% due 05/01/2015	921	1,008
8.000% due 04/25/2021 - 07/25/2022	46	51
8.600% due 08/25/2019	304	343

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
0.179% due 08/05/2011 (g)	$221	$221
0.311% due 04/01/2011 (g)(i)	8,661	8,672
0.324% due 03/09/2011 (g)	23	23
1.881% due 07/25/2044	37	36
2.358% due 02/01/2033	7	7
2.545% due 10/01/2026	9	9
2.622% due 01/01/2033	29	29
2.625% due 01/01/2020	26	27
2.663% due 11/01/2031	93	96
2.698% due 01/01/2033	29	30
2.724% due 10/01/2032	92	95
2.738% due 09/01/2034	267	275
2.749% due 07/01/2034	298	308
2.794% due 09/01/2033	444	458
2.798% due 01/01/2035	309	318
2.854% due 12/01/2034	71	74
2.873% due 08/01/2034	5	5
2.875% due 04/01/2017	328	334
2.886% due 06/01/2033	52	53
2.942% due 05/01/2029	151	154
2.956% due 04/01/2033	6	6
3.021% due 08/01/2024	29	30
3.051% due 05/01/2019	8	8
3.086% due 02/01/2018	48	50
3.090% due 03/01/2032	661	680
3.103% due 09/01/2033	23	24
3.125% due 07/01/2017	42	43
3.135% due 07/01/2025 - 05/01/2033	149	154
3.137% due 07/01/2024	15	16
3.149% due 09/01/2023	38	39
3.173% due 07/01/2033	50	52
3.199% due 06/01/2019	59	60
3.202% due 03/01/2031	138	143
3.230% due 09/01/2031	284	292
3.250% due 09/01/2032	192	197
3.302% due 11/01/2029	663	681
3.303% due 02/01/2026	61	62
3.328% due 09/01/2024	37	38
3.344% due 06/01/2019	26	27
3.381% due 12/01/2033	365	375
3.390% due 08/01/2034	267	276
3.449% due 08/01/2035	15	16
3.452% due 05/01/2035	335	345
3.482% due 01/01/2035	246	258
3.500% due 10/01/2024	50	52
3.556% due 11/01/2035	279	287
3.612% due 11/01/2017	25	25
3.677% due 07/01/2033	216	223
4.000% due 02/15/2017	88	90
4.392% due 05/01/2019	436	452
4.493% due 02/01/2015	63	64
4.867% due 09/01/2018	39	40
5.053% due 04/01/2036	46	47
5.256% due 02/01/2036	116	120
5.304% due 03/01/2025	54	55
5.359% due 09/01/2037	48	51
5.459% due 09/01/2037	19	20
5.500% due 11/15/2024 - 02/01/2038	8,213	8,682
5.530% due 03/01/2025	3	3
5.533% due 05/01/2037	58	61
5.562% due 04/01/2036	67	70
5.671% due 06/01/2037	8	8
5.701% due 12/01/2037	29	31
5.743% due 09/01/2037	20	21
5.775% due 08/01/2037	7	7
5.801% due 08/01/2037	21	22
5.822% due 11/01/2036	14	14
5.844% due 01/01/2037	594	629
5.881% due 09/01/2037	35	38
5.896% due 08/01/2036	21	23
5.975% due 09/01/2036	13	14
6.000% due 03/15/2017 - 12/01/2023	2,111	2,296

See Accompanying Notes	Annual Report	March 31, 2010	153

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.151% due 02/01/2037	$23	$24
6.212% due 10/01/2035	534	555
6.500% due 11/15/2021 - 03/15/2024	398	429
6.750% due 01/15/2024	43	46
7.000% due 10/15/2013 - 12/01/2047	2,210	2,447
7.149% due 09/01/2037	706	755
7.500% due 09/01/2011 - 01/15/2023	782	833
8.500% due 06/15/2031	632	716
8.748% due 05/15/2023	61	59
9.000% due 09/15/2020 - 02/15/2021	318	352

Ginnie Mae
3.000% due 10/20/2030 - 01/20/2035	238	242
3.125% due 10/20/2025 - 12/20/2026	31	32
3.625% due 08/20/2027 - 10/20/2029	166	171
3.750% due 01/20/2032 - 03/20/2032	339	350
4.125% due 08/20/2033	25	26
4.250% due 02/20/2029	40	42
4.375% due 06/20/2022 - 06/20/2032	448	463
5.500% due 04/20/2037	59	57
6.100% due 06/15/2028 - 03/15/2029	1,919	2,088
6.490% due 01/15/2028 - 01/15/2029	1,831	2,019
27.374% due 03/20/2031	1,321	1,834

Small Business Administration
5.370% due 04/01/2028	1,773	1,900

Vendee Mortgage Trust
6.500% due 09/15/2024	251	261

Total U.S. Government Agencies (Cost $289,688)		299,124

U.S. TREASURY OBLIGATIONS 0.0%

U.S. Treasury Notes
1.000% due 09/30/2011 (g)	2	2

Total U.S. Treasury Obligations (Cost $2)		2

MORTGAGE-BACKED SECURITIES 25.7%

American Home Mortgage Investment Trust
1.930% due 10/25/2034	4,559	3,371

ASG Resecuritization Trust
5.573% due 03/26/2037	1,127	1,094

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	153	157
5.634% due 07/10/2046	500	508
6.186% due 06/11/2035	255	269

Banc of America Funding Corp.
3.030% due 05/25/2035	116	28
3.524% due 06/20/2035	159	75
4.484% due 02/20/2036	170	154
5.920% due 10/20/2046	1,672	1,096
6.000% due 09/25/2036	2,000	1,577

Banc of America Mortgage Securities, Inc.
0.629% due 03/25/2034	2	2
0.679% due 01/25/2034	25	24
0.946% due 10/25/2035	752	632
4.197% due 07/20/2032	200	176
4.595% due 04/25/2035	1,930	1,547
5.131% due 09/25/2035	1,575	1,506
5.376% due 06/25/2035	2,320	2,089

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
3.354% due 01/25/2035	$1,922	$1,622
3.610% due 04/25/2034	2,182	1,883
4.330% due 10/25/2035	3,905	3,822
4.625% due 10/25/2035	1,421	1,253
5.354% due 03/25/2035	1,555	1,313

Bear Stearns Alt-A Trust
0.389% due 06/25/2046	2,921	1,408
5.634% due 03/25/2036	400	184
6.250% due 08/25/2036	2,560	1,213

Bear Stearns Commercial Mortgage Securities
5.694% due 06/11/2050	1,000	991
5.719% due 06/11/2040	5,800	5,733
6.440% due 06/16/2030	2	2
7.000% due 05/20/2030	391	437

CC Mortgage Funding Corp.
0.359% due 05/25/2048	348	156

Chase Mortgage Finance Corp.
3.740% due 02/25/2037	936	869
6.002% due 09/25/2036	50	47

Citigroup Mortgage Loan Trust, Inc.
3.462% due 09/25/2034	2,974	2,664
4.584% due 08/25/2035	1,428	1,232

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	6,000	5,816

Countrywide Alternative Loan Trust
0.399% due 01/25/2037	600	308
0.539% due 08/25/2035	5,015	2,028
1.046% due 01/25/2036	3,144	1,955
1.791% due 07/20/2035	191	104
6.000% due 04/25/2037	2,179	1,415
6.250% due 08/25/2037	1,839	1,000
6.500% due 06/25/2036	1,423	825

Countrywide Home Loan Mortgage Pass-Through Trust
0.459% due 05/25/2035	520	303
0.499% due 03/25/2035	1,627	1,229
0.549% due 03/25/2035	267	145
3.182% due 02/25/2034	207	199
3.603% due 05/19/2033	179	163
3.711% due 07/19/2033	288	241
5.250% due 02/20/2036	163	122
5.265% due 02/25/2047	368	218
6.250% due 09/25/2036	2,000	1,523

Credit Suisse First Boston Mortgage Securities Corp.
1.379% due 03/25/2034	936	800
5.298% due 03/25/2034	180	151
5.603% due 07/15/2035	500	530
5.750% due 04/22/2033	707	716

Credit Suisse Mortgage Capital Certificates
5.509% due 03/15/2017	3,000	2,716
5.695% due 09/15/2040	3,000	2,694
6.000% due 02/25/2037	2,000	1,545
6.500% due 07/26/2036	950	537

Deutsche ALT-A Securities, Inc.
0.379% due 02/25/2047	1,443	828
0.959% due 10/25/2035	51	41

Downey Savings & Loan Association Mortgage Loan Trust
0.409% due 04/19/2048	672	214
0.629% due 11/19/2044	118	44
2.728% due 07/19/2044	81	35

First Horizon Asset Securities, Inc.
0.729% due 03/25/2018	113	106
3.067% due 03/25/2033	138	124
5.304% due 02/25/2035	1,472	1,317
5.558% due 10/25/2035	243	215

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Republic Mortgage Loan Trust
0.580% due 11/15/2031	$49	$42
0.730% due 11/15/2030	108	100

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	500	529

Greenpoint Mortgage Funding Trust
0.409% due 01/25/2037	2,606	1,488
0.489% due 10/25/2045	932	485

GSAA Trust
6.000% due 04/01/2034	378	374

GSR Mortgage Loan Trust
2.230% due 04/25/2032	55	44
2.954% due 09/25/2035	293	221
3.749% due 08/25/2034	355	341
3.786% due 09/25/2034	164	140
5.219% due 11/25/2035	378	347
5.750% due 02/25/2037	540	406

Harborview Mortgage Loan Trust
0.399% due 12/19/2036	539	289
0.419% due 01/19/2038	4,946	2,740
0.539% due 08/19/2045	48	30

Indymac Index Mortgage Loan Trust
0.439% due 05/25/2046	1,537	827
3.530% due 09/25/2036	1,018	593
3.594% due 10/25/2034	249	211

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	224	203

JPMorgan Chase Commercial Mortgage Securities Corp.
5.653% due 03/18/2051	2,000	1,556

JPMorgan Mortgage Trust
5.759% due 04/25/2036	2,000	1,566
5.779% due 06/25/2036	339	253
6.093% due 10/25/2036	1,128	951

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	500	502
5.430% due 02/15/2040	500	482

Lehman XS Trust
0.329% due 05/25/2046	890	400

MASTR Adjustable Rate Mortgages Trust
0.469% due 05/25/2037	849	417
3.002% due 04/21/2034	43	41
3.097% due 11/21/2034	2,441	2,149

MASTR Alternative Loans Trust
7.000% due 06/25/2034	87	84

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	169	154

MASTR Seasoned Securities Trust
4.784% due 10/25/2032	1,149	966

Mellon Residential Funding Corp.
0.670% due 12/15/2030	46	42
0.970% due 09/15/2030	558	474

Merrill Lynch Alternative Note Asset
0.529% due 03/25/2037	624	271
5.442% due 06/25/2037	465	257

Merrill Lynch Countrywide Commercial Mortgage Trust
0.768% due 07/09/2021	5,000	4,370

Merrill Lynch Mortgage Investors, Inc.
3.014% due 02/25/2034	289	270
3.604% due 09/25/2033	41	38

MLCC Mortgage Investors, Inc.
0.569% due 04/25/2028	99	87
0.731% due 01/25/2030	285	236
0.979% due 10/25/2028	543	495
2.327% due 01/25/2029	360	309

154	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Capital I
5.328% due 11/12/2041	$580	$586

Morgan Stanley Mortgage Loan Trust
5.586% due 07/25/2035	133	112
6.000% due 08/25/2037	2,000	1,567

Morgan Stanley Re-REMIC Trust
5.841% due 08/12/2045	6,000	6,064

Nomura Asset Acceptance Corp.
5.500% due 05/25/2033	67	67
6.000% due 05/25/2033	29	28
7.000% due 04/25/2033	11	10

Provident Funding Mortgage Loan Trust
2.846% due 04/25/2034	110	105

Residential Accredit Loans, Inc.
0.409% due 06/25/2046	1,590	592
0.559% due 04/25/2037	3,172	1,509
6.000% due 08/25/2035	2,433	1,808

Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031	394	398
7.500% due 07/25/2032	1,728	1,679

Residential Asset Securitization Trust
6.000% due 03/25/2037	1,991	1,362

Residential Funding Mortgage Securities I
3.783% due 09/25/2035	3,119	2,367
5.775% due 07/27/2037	1,159	766

Sequoia Mortgage Trust
0.529% due 12/20/2034	8	6
0.579% due 07/20/2033	300	240
0.609% due 10/20/2027	34	28
0.609% due 04/20/2033	490	424
0.629% due 10/20/2027	224	193
1.129% due 12/20/2032	180	154

Structured Asset Mortgage Investments, Inc.
0.459% due 07/25/2046	119	30
0.569% due 05/19/2035	4,317	3,085
4.270% due 05/25/2045	76	39

Thornburg Mortgage Securities Trust
0.349% due 07/25/2036	2,064	2,014
0.599% due 09/25/2044	2,008	1,743
0.769% due 03/25/2044	206	137

UBS Commercial Mortgage Trust
0.814% due 07/15/2024	2,000	1,246
1.133% due 07/15/2024	3,933	3,438

Wachovia Mortgage Loan Trust LLC
6.303% due 03/20/2037	644	466

WaMu Mortgage Pass-Through Certificates
0.519% due 12/25/2045	171	115
0.539% due 01/25/2045	186	144
0.650% due 10/25/2044	186	115
0.690% due 11/25/2034	190	77
0.769% due 12/25/2027	300	261
1.471% due 02/25/2046	312	238
1.671% due 11/25/2042	13	9
3.048% due 06/25/2033	135	126
3.328% due 05/25/2046	2,217	1,405
3.328% due 07/25/2046	1,165	798

Wells Fargo Mortgage-Backed Securities Trust
2.871% due 02/25/2035	283	256
3.004% due 09/25/2034	155	152
3.063% due 09/25/2034	614	576
3.511% due 10/25/2034	203	191
5.311% due 06/26/2035	645	545
5.500% due 12/25/2033	39	40

Total Mortgage-Backed Securities (Cost $133,088)		132,432

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 6.9%

Ameriquest Mortgage Securities, Inc.
3.754% due 11/25/2032 (a)	$177	$16
5.854% due 02/25/2033 (a)	119	10

Amortizing Residential Collateral Trust
0.809% due 07/25/2032	185	169

Bear Stearns Asset-Backed Securities Trust
0.629% due 10/27/2032	51	41
0.629% due 12/25/2042	2,090	1,818
0.719% due 06/25/2036	400	167
0.889% due 10/25/2032	85	75
1.229% due 10/25/2037	157	104
5.250% due 10/25/2033	1,594	1,549
5.500% due 06/25/2034	1,595	1,403
5.500% due 08/25/2036	3,280	1,891

Bear Stearns Second Lien Trust
0.449% due 12/25/2036	793	543

Chase Funding Mortgage Loan Asset-Backed Certificates
0.869% due 11/25/2031	51	49

Conseco Financial Corp.
6.870% due 01/15/2029	360	379

Countrywide Asset-Backed Certificates
0.329% due 09/25/2047	254	238
0.569% due 12/25/2036	1,535	628

First Franklin Mortgage Loan Asset-Backed Certificates
0.279% due 11/25/2036	133	130

Greenpoint Manufactured Housing
8.300% due 10/15/2026	1,500	1,335

GSAA Trust
0.499% due 06/25/2035	557	336

HFC Home Equity Loan Asset-Backed Certificates
0.519% due 01/20/2034	1,749	1,557

HSI Asset Securitization Corp. Trust
0.279% due 10/25/2036	186	127
0.279% due 12/25/2036	1,409	1,088

Irwin Home Equity Corp.
0.769% due 07/25/2032	7	3

JPMorgan Mortgage Acquisition Corp.
0.279% due 10/25/2036	179	171

Morgan Stanley ABS Capital I
0.409% due 01/25/2036	465	397
1.309% due 03/25/2033	220	179

New Century Home Equity Loan Trust
0.599% due 08/25/2034	57	39

Primus CLO Ltd.
0.484% due 07/15/2021	10,141	9,127

Renaissance Home Equity Loan Trust
0.729% due 12/25/2033	224	179

Residential Asset Mortgage Products, Inc.
0.609% due 10/25/2046	4,572	2,667
1.429% due 09/25/2047	4,361	3,164
4.790% due 06/25/2033	231	228
5.340% due 08/25/2033	1,505	1,412

SBI HELOC Trust
0.399% due 08/25/2036	35	34

Soundview Home Equity Loan Trust
1.029% due 10/25/2037	157	156

Specialty Underwriting & Residential Finance
0.479% due 09/25/2036	527	473

Stony Hill CDO III Ltd.
0.896% due 10/15/2013	2,992	2,840

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp.
4.900% due 04/25/2035		$881	$663

Truman Capital Mortgage Loan Trust
0.569% due 01/25/2034		28	27

Total Asset-Backed Securities (Cost $35,796)			35,412

FOREIGN CURRENCY-DENOMINATED ISSUES 3.8%

American International Group, Inc.
0.820% due 04/26/2011	EUR	100	$132
5.750% due 03/15/2067	GBP	9,000	9,014
8.625% due 05/22/2068		1,000	1,256

Barclays Bank PLC
14.000% due 11/29/2049		200	397

FCE Bank PLC
7.125% due 01/16/2012	EUR	450	625

Great Hall Mortgages PLC
0.865% due 06/18/2038		910	1,018

JLOC Ltd.
0.514% due 02/16/2016	JPY	6,413	52

RMAC Securities PLC
0.794% due 06/12/2044	GBP	3,044	4,080

SLM Corp.
0.913% due 11/15/2011	EUR	1,000	1,283

Superannuation Members Home Loan Programme
5.460% due 11/07/2040	AUD	1,805	1,660

UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	100	138

Total Foreign Currency- Denominated Issues (Cost $13,049)			19,655

		SHARES
COMMON STOCKS 0.2%
CIT Group, Inc. (d)		20,752	808

Total Common Stocks (Cost $532)			808

CONVERTIBLE PREFERRED SECURITIES 0.2%

Bank of America Corp.
7.250% due 12/31/2049		800	780

Wells Fargo & Co.
7.500% due 12/31/2049		300	293

Total Convertible Preferred Securities (Cost $942)			1,073

PREFERRED STOCKS 0.2%

SLM Corp.
4.770% due 01/16/2018		51,000	883

Total Preferred Stocks (Cost $574)			883

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.0%

REPURCHASE AGREEMENTS 0.4%

Barclays Capital, Inc.
0.010% due 04/01/2010		$1,300	1,300
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.117% due 05/20/2010 valued at $1,327. Repurchase proceeds are $1,300.)

See Accompanying Notes	Annual Report	March 31, 2010	155

Schedule of Investments Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 04/01/2010	$1,009	$1,009
(Dated 03/31/2010. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $791 and U.S. Treasury Bills 0.000% due 07/22/2010 valued at $245. Repurchase proceeds are $1,009.)

		2,309

U.S. TREASURY BILLS 2.6%
0.187% due 08/26/2010 - 09/02/2010 (e)(g)(i)	13,371	13,360

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 2.0%
1,002,148	$10,035

Total Short-Term Instruments (Cost $25,703)	25,704

Total Investments 123.1% (Cost $611,647)	$633,970

Written Options (k) (0.1%) (Premiums $713)	(221)

Other Assets and Liabilities (Net) (23.0%)	(118,670)

Net Assets 100.0%	$515,079

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Payment in-kind bond security.
(d)	Non-income producing security.
(e)	Coupon represents a weighted average rate.
(f)	Affiliated to the Fund.
(g)	Securities with an aggregate market value of $22,099 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $80,945 at a weighted average interest rate of 0.257%. On March 31, 2010, securities valued at $91,627 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $179 and cash of $84 have been pledged as collateral for futures contracts. On March 31, 2010, there were no open futures contracts.
(j)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
FBG Finance Ltd.	BCLY	(1.600%	)	06/20/2015	0.540%	$2,000	$(106)	$0	$(106)
JPMorgan Chase & Co.	CITI	(4.050%	)	09/20/2012	0.436%	137	(12)	0	(12)
JPMorgan Chase & Co.	GSC	(3.000%	)	12/20/2017	0.622%	1,000	(163)	0	(163)
PMI Group, Inc.	CITI	(5.000%	)	09/20/2016	13.032%	500	133	153	(20)

							$(148)	$153	$(301)

Credit Default Swaps on Corporate Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
American Express Co.	MLP	4.100%	12/20/2013	0.691%	$2,000	$248	$0	$248
American International Group, Inc.	DUB	2.100%	03/20/2013	2.008%	3,000	10	0	10
General Electric Capital Corp.	DUB	4.820%	12/20/2013	1.363%	2,000	247	0	247
RRI Energy, Inc.	GSC	5.000%	09/20/2014	8.342%	300	(34)	(55)	21
SLM Corp.	GSC	5.000%	06/20/2010	1.340%	200	2	(12)	14
SLM Corp.	MLP	5.000%	12/20/2013	3.315%	2,000	116	(245)	361

						$589	$(312)	$901

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	CSFB	0.540%	07/25/2045	$3,380	$(2,922)	$(1,470)	$(1,452)
ABX.HE AA 06-2 Index	JPM	0.170%	05/25/2046	1,859	(1,608)	(781)	(827)
ABX.HE AA 07-1 Index	CSFB	0.150%	08/25/2037	9,219	(8,826)	(7,329)	(1,497)
ABX.HE AA 07-1 Index	JPM	0.150%	08/25/2037	2,514	(2,407)	(1,534)	(873)
ABX.HE AA 07-2 Index	JPM	1.920%	01/25/2038	2,604	(2,467)	(1,614)	(853)
ABX.HE AAA 06-1 Index	BCLY	0.180%	07/25/2045	14,610	(2,138)	(2,774)	636

156	PIMCO Funds	See Accompanying Notes

March 31, 2010

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AAA 06-1 Index	BOA	0.180%	07/25/2045	$3,443	$(504)	$(663)	$159
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	48	1	0	1
CDX.HY-9 5-Year Index 35-100%	MLP	1.140%	12/20/2012	1,925	25	0	25
CDX.HY-9 5-Year Index 35-100%	MLP	1.443%	12/20/2012	9,627	202	0	202
CDX.IG-9 5-Year Index 15-30%	DUB	0.560%	12/20/2012	10,000	76	0	76

					$(20,568)	$(16,165)	$(4,403)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	MSC	$88,100	$3,728	$3,007	$721
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC	31,600	941	834	107

						$4,669	$3,841	$828

(k)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$119.000	04/23/2010	55	$17	$3
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	55	33	7

				$50	$10

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	$1,000	$9	$0
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	8,700	16	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	8,700	69	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	1,000	10	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	1,500	11	4
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	1,500	14	4
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	1,600	20	0
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	2,800	23	1
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	1,000	10	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	8,400	91	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	10,700	101	3
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	24,700	116	65
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	24,700	173	134

							$663	$211

See Accompanying Notes	Annual Report	March 31, 2010	157

Schedule of Investments Income Fund (Cont.)

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	0	$13,600	$82
Sales	832	143,600	1,155
Closing Buys	(540)	(26,600)	(357)
Expirations	(182)	(34,300)	(167)
Exercised	0	0	0

Balance at 03/31/2010	110	$96,300	$713

(l)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	4,000	04/2010	JPM	$0	$(75)	$(75)
Sell	EUR	41	04/2010	CITI	1	0	1
Sell		1,675	04/2010	JPM	110	0	110
Sell		448	04/2010	MSC	2	0	2
Sell	GBP	4,632	06/2010	RBS	0	(44)	(44)
Sell	JPY	10,000	04/2010	CITI	3	0	3

					$116	$(119)	$(3)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$1,093	$111,136	$1,829	$114,058
U.S. Government Agencies	0	299,124	0	299,124
Mortgage-Backed Securities	1,556	127,615	3,261	132,432
Asset-Backed Securities	0	23,445	11,967	35,412
Short-Term Instruments	10,035	15,669	0	25,704
Other Investments +++	1,881	23,699	1,660	27,240

Investments, at value	$14,565	$600,688	$18,717	$633,970
Financial Derivative Instruments ++++	$0	$(3,199)	$0	$(3,199)

Totals	$14,565	$597,489	$18,717	$630,771

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010
Corporate Bonds & Notes	$0	$1,812	$8	$0	$9	$0	$1,829	$9
Mortgage-Backed Securities	0	3,317	2	0	(58)	0	3,261	(58)
Asset-Backed Securities	59	11,037	97	29	772	(27)	11,967	773
Other Investments +++	0	1,685	0	(6)	(19)	0	1,660	(19)

Investments, at value	$59	$17,851	$107	$23	$704	$(27)	$18,717	$705

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

158	PIMCO Funds	See Accompanying Notes

March 31, 2010

(n)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$116	$0	$0	$0	$116
Unrealized appreciation on swap agreements	828	0	2,000	0	0	2,828

	$828	$116	$2,000	$0	$0	$2,944

Liabilities:
Written options outstanding	$221	$0	$0	$0	$0	$221
Unrealized depreciation on foreign currency contracts	0	119	0	0	0	119
Unrealized depreciation on swap agreements	0	0	5,803	0	0	5,803

	$221	$119	$5,803	$0	$0	$6,143

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$3,519	$0	$(814)	$0	$0	$2,705
Net realized gain on foreign currency transactions	0	111	0	0	0	111

	$3,519	$111	$(814)	$0	$0	$2,816

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(1,445)	$0	$11,422	$0	$0	$9,977
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	23	0	0	0	23

	$(1,445)	$23	$11,422	$0	$0	$10,000

^	See note 4 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Annual Report	March 31, 2010	159

Schedule of Investments  Investment Grade Corporate Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%

CIT Group, Inc.
9.500% due 01/20/2012	$7,740	$7,940

Daimler Finance North America LLC
4.230% due 08/03/2012	580	580

HD Supply, Inc.
6.000% due 08/30/2012	2,000	1,999

Total Bank Loan Obligations (Cost $9,848)		10,519

CORPORATE BONDS & NOTES 82.2%

BANKING & FINANCE 38.3%

Allstate Corp.
7.450% due 05/16/2019	30	35

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	1,200	1,308

AMB Property LP
6.625% due 12/01/2019	3,000	3,059

American Express Bank FSB
5.500% due 04/16/2013	12,100	12,968

American Express Centurion Bank
6.000% due 09/13/2017	20,000	21,490

American Express Co.
6.150% due 08/28/2017	300	324
6.800% due 09/01/2066	2,465	2,422
7.000% due 03/19/2018	3,000	3,413
7.250% due 05/20/2014	2,500	2,836
8.125% due 05/20/2019	20,000	24,265

American Express Credit Corp.
0.349% due 02/24/2012	5,250	5,191
5.875% due 05/02/2013	1,700	1,843
7.300% due 08/20/2013	12,000	13,479

American General Finance Corp.
4.875% due 05/15/2010	6,000	5,998
5.200% due 12/15/2011	2,600	2,486

American International Group, Inc.
4.950% due 03/20/2012	5,250	5,360
5.050% due 10/01/2015	700	651
5.450% due 05/18/2017	2,000	1,842
5.850% due 01/16/2018	22,920	21,326
6.250% due 05/01/2036	200	175
8.175% due 05/15/2068	1,000	852
8.250% due 08/15/2018	29,500	31,001

Anadarko Finance Co.
6.750% due 05/01/2011	2,900	3,053

ANZ National International Ltd.
6.200% due 07/19/2013	3,000	3,308

Australia & New Zealand Banking Group Ltd.
5.100% due 01/13/2020	10,500	10,519

Bank of America Corp.
4.500% due 04/01/2015	800	808
4.750% due 08/01/2015	200	202
5.625% due 10/14/2016	2,000	2,072
5.650% due 05/01/2018	39,000	39,519
5.750% due 08/15/2016	500	513
5.750% due 12/01/2017	26,800	27,514
6.000% due 09/01/2017	9,800	10,204
6.500% due 08/01/2016	22,500	24,341
7.375% due 05/15/2014	7,600	8,554
7.625% due 06/01/2019	3,650	4,182

Bank of America N.A.
0.557% due 06/15/2017	5,170	4,550

Bank of Scotland PLC
0.312% due 12/08/2010	10,000	9,980
5.500% due 06/15/2012	2,000	2,137

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank One Corp.
5.250% due 01/30/2013	$100	$108

Barclays Bank PLC
5.125% due 01/08/2020	1,500	1,482
5.200% due 07/10/2014	10,800	11,544
5.926% due 09/29/2049	5,000	4,450
6.050% due 12/04/2017	14,500	14,973
6.750% due 05/22/2019	11,000	12,190
7.375% due 06/29/2049	5,000	4,900
7.434% due 09/29/2049	600	600
10.179% due 06/12/2021	11,890	15,545

BB&T Corp.
5.200% due 12/23/2015	2,000	2,095
6.500% due 08/01/2011	30	32

Bear Stearns Cos. LLC
0.641% due 11/21/2016	8,900	8,363
5.550% due 01/22/2017	1,000	1,040
5.700% due 11/15/2014	100	109
6.400% due 10/02/2017	20,000	22,121
7.250% due 02/01/2018	44,750	51,791

Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018	3,500	3,727

Block Financial LLC
7.875% due 01/15/2013	13,000	14,708

BNP Paribas
0.454% due 12/09/2016	4,000	3,835
7.195% due 06/29/2049	3,225	3,144

Boston Properties LP
5.875% due 10/15/2019	600	624
6.250% due 01/15/2013	2,800	3,037

Caelus Re Ltd.
6.502% due 06/07/2011	500	497

Canadian Oil Sands Ltd.
7.750% due 05/15/2019	34,225	40,332

Capital One Capital V
10.250% due 08/15/2039	9,000	10,690

Capital One Capital VI
8.875% due 05/15/2040	5,000	5,486

Caterpillar Financial Services Corp.
5.450% due 04/15/2018	2,500	2,649
7.150% due 02/15/2019	4,000	4,716

CBA Capital Trust II
6.024% due 03/29/2049	600	567

CIT Group, Inc.
7.000% due 05/01/2013	6,376	6,249
7.000% due 05/01/2014	2,065	1,956
7.000% due 05/01/2015	9,565	8,943
7.000% due 05/01/2016	3,441	3,183
7.000% due 05/01/2017	4,818	4,456

Citigroup, Inc.
0.340% due 05/18/2011	4,200	4,174
0.377% due 03/07/2014	3,000	2,806
5.000% due 09/15/2014	9,700	9,696
5.250% due 02/27/2012	5,000	5,239
5.300% due 10/17/2012	1,500	1,576
5.500% due 08/27/2012	9,000	9,492
5.500% due 04/11/2013	24,100	25,341
5.500% due 10/15/2014	8,500	8,805
5.625% due 08/27/2012	400	420
5.850% due 07/02/2013	4,800	5,048
6.000% due 02/21/2012	1,190	1,263
6.000% due 08/15/2017	22,960	23,512
6.010% due 01/15/2015	750	789
6.125% due 11/21/2017	30,725	31,647
6.125% due 05/15/2018	14,115	14,445
6.125% due 08/25/2036	600	525
6.375% due 08/12/2014	27,350	29,246
6.500% due 08/19/2013	20,800	22,440
8.500% due 05/22/2019	21,850	25,545

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonwealth Bank of Australia
5.000% due 10/15/2019	$26,400	$26,583
5.000% due 03/19/2020	19,400	19,312

Countrywide Capital III
8.050% due 06/15/2027	12,000	12,028

Countrywide Financial Corp.
5.800% due 06/07/2012	1,000	1,064
6.250% due 05/15/2016	70	72

Credit Agricole S.A.
6.637% due 05/29/2049	200	176
8.375% due 10/29/2049	4,100	4,459
9.750% due 06/29/2049	1,700	1,878

Credit Suisse New York
6.000% due 02/15/2018	1,800	1,909

Credit Suisse USA, Inc.
6.125% due 11/15/2011	100	107

Crown Castle Towers LLC
5.495% due 01/15/2037	27,700	28,478
6.113% due 01/15/2040	24,420	25,592

Deutsche Bank AG
6.000% due 09/01/2017	1,200	1,317

El Paso Performance-Linked Trust
7.750% due 07/15/2011	2,500	2,601

EnCana Holdings Finance Corp.
5.800% due 05/01/2014	9,300	10,276

Federal Realty Investment Trust
5.900% due 04/01/2020	3,000	3,012

FIA Card Services N.A.
7.125% due 11/15/2012	45	49

Fibria Overseas Finance Ltd.
9.250% due 10/30/2019	21,700	24,847

First Union Capital I
7.935% due 01/15/2027	6,000	5,984

First Union Institutional Capital II
7.850% due 01/01/2027	3,910	3,841

Ford Motor Credit Co. LLC
3.001% due 01/13/2012	5,300	5,154
5.507% due 06/15/2011	1,900	1,940
7.000% due 10/01/2013	1,000	1,036
7.500% due 08/01/2012	4,800	4,973
7.800% due 06/01/2012	9,950	10,325
8.000% due 06/01/2014	9,900	10,431
8.000% due 12/15/2016	4,000	4,218
9.750% due 09/15/2010	2,695	2,760
9.875% due 08/10/2011	6,325	6,710
12.000% due 05/15/2015	500	598

General Electric Capital Corp.
0.444% due 10/06/2015	1,300	1,204
0.517% due 09/15/2014	2,600	2,474
1.151% due 05/22/2013	400	399
6.375% due 11/15/2067	3,140	2,967

Genworth Financial, Inc.
6.150% due 11/15/2066	5,000	3,888

GMAC, Inc.
6.000% due 04/01/2011	1,000	998
6.625% due 05/15/2012	100	101
6.875% due 09/15/2011	50	51

Goldman Sachs Group, Inc.
0.649% due 07/22/2015	10,000	9,682
0.701% due 03/22/2016	34,769	33,042
0.751% due 01/12/2015	34,300	33,580
0.851% due 09/29/2014	12,000	11,701
5.125% due 01/15/2015	1,300	1,373
5.250% due 10/15/2013	4,600	4,949
5.350% due 01/15/2016	1,100	1,160
5.700% due 09/01/2012	1,500	1,628

160	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.950% due 01/18/2018	$15,800	$16,600
6.000% due 05/01/2014	1,000	1,096
6.150% due 04/01/2018	20,075	21,275
6.250% due 09/01/2017	29,800	32,084
7.500% due 02/15/2019	150	172

HBOS Capital Funding LP
6.071% due 06/29/2049	9,555	7,501

HBOS PLC
6.750% due 05/21/2018	14,582	13,418

Hospitality Properties Trust
6.300% due 06/15/2016	1,515	1,492
6.750% due 02/15/2013	4,100	4,299
6.850% due 07/15/2012	3,332	3,470

HSBC Bank USA N.A.
7.000% due 01/15/2039	12,275	13,504

HSBC Capital Funding LP
4.610% due 12/29/2049	11,430	10,547
9.547% due 12/29/2049	300	307

HSBC Finance Corp.
0.460% due 08/09/2011	2,000	1,988
0.501% due 01/15/2014	3,000	2,885
0.607% due 09/14/2012	1,800	1,771
6.750% due 05/15/2011	1,500	1,577

HSBC Holdings PLC
6.500% due 05/02/2036	700	724
6.500% due 09/15/2037	7,400	7,696
6.800% due 06/01/2038	3,800	4,088

ING Bank NV
1.090% due 03/30/2012	39,900	39,827

International Lease Finance Corp.
4.875% due 09/01/2010	150	150
5.350% due 03/01/2012	5,000	4,901
5.750% due 06/15/2011	2,000	2,011

JPMorgan Chase & Co.
4.750% due 03/01/2015	300	315
5.125% due 09/15/2014	100	106
5.250% due 05/01/2015	300	316
6.000% due 01/15/2018	28,300	30,769
6.300% due 04/23/2019	46,000	50,852
6.625% due 03/15/2012	350	381
7.900% due 04/29/2049	29,873	31,955

JPMorgan Chase Bank N.A.
0.587% due 06/13/2016	9,100	8,552
5.875% due 06/13/2016	3,100	3,338
6.000% due 10/01/2017	350	374

KeyBank N.A.
2.502% due 06/02/2010	400	401

LBG Capital No. 1 PLC
7.875% due 11/01/2020	3,490	3,158

Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014 (a)	300	71
6.625% due 01/18/2012 (a)	15,030	3,570
6.875% due 05/02/2018 (a)	3,403	821

Lloyds TSB Bank PLC
4.750% due 07/15/2011	9,000	9,286
12.000% due 12/29/2049	3,000	3,348

Macquarie Group Ltd.
7.300% due 08/01/2014	18,200	20,340

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	5,000	5,300
9.250% due 04/15/2019	2,000	2,495

Merrill Lynch & Co., Inc.
0.449% due 07/25/2011	105	104
0.482% due 06/05/2012	1,800	1,767
5.000% due 02/03/2014	11,700	11,942
5.000% due 01/15/2015	10,300	10,547
5.450% due 07/15/2014	15,600	16,331
5.700% due 05/02/2017	400	398

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.050% due 08/15/2012	$4,900	$5,236
6.150% due 04/25/2013	21,800	23,488
6.400% due 08/28/2017	13,000	13,716
6.500% due 07/15/2018	22,671	23,723
6.875% due 04/25/2018	43,450	46,897

MetLife, Inc.
5.000% due 06/15/2015	1,600	1,679

Metropolitan Life Global Funding I
5.125% due 04/10/2013	3,910	4,201
5.125% due 06/10/2014	15,800	16,751

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	159

Morgan Stanley
0.540% due 04/19/2012	10,000	9,778
0.549% due 01/09/2014	8,700	8,326
0.701% due 10/18/2016	15,300	14,011
0.731% due 10/15/2015	14,500	13,450
5.375% due 10/15/2015	250	260
5.750% due 10/18/2016	5,400	5,619
5.950% due 12/28/2017	6,600	6,790
6.000% due 05/13/2014	1,400	1,514
6.000% due 04/28/2015	2,500	2,681
6.625% due 04/01/2018	22,900	24,463
7.300% due 05/13/2019	1,350	1,494

National Australia Bank Ltd.
0.730% due 01/08/2013	3,300	3,296
5.350% due 06/12/2013	12,200	13,157

National City Bank
0.622% due 06/07/2017	2,600	2,320
6.200% due 12/15/2011	2,000	2,156

National City Bank of Kentucky
6.300% due 02/15/2011	1,000	1,028

National City Corp.
0.427% due 06/16/2010	1,000	999

Pacific Life Global Funding
5.150% due 04/15/2013	500	528

Pacific Life Insurance Co.
9.250% due 06/15/2039	6,800	8,451

Pearson Dollar Finance PLC
6.250% due 05/06/2018	2,000	2,143

Preferred Term Securities XIII Ltd.
0.803% due 03/24/2034	92	58

Principal Life Income Funding Trusts
5.300% due 04/24/2013	500	537

Prudential Financial, Inc.
6.000% due 12/01/2017	1,500	1,590

Rabobank Nederland NV
11.000% due 06/29/2049	24,555	31,691
11.000% due 12/29/2049	2,000	2,578

Reckson Operating Partnership LP
7.750% due 03/16/2020	2,000	2,038

Regions Bank
7.500% due 05/15/2018	6,500	6,459

Regions Financial Corp.
0.421% due 06/26/2012	3,500	3,201
7.750% due 11/10/2014	11,100	11,690

Royal Bank of Scotland Group PLC
4.875% due 08/25/2014	15,000	15,110
4.875% due 03/16/2015	7,900	7,906
6.990% due 10/29/2049	26,000	18,590

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017	8,100	8,444
7.125% due 01/14/2014	1,900	2,071
7.175% due 05/16/2013	200	218
7.750% due 05/29/2018	19,400	21,873
9.000% due 06/11/2014	15,100	17,497

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012	$28,600	$28,599

Simon Property Group LP
5.450% due 03/15/2013	5,200	5,461
6.750% due 05/15/2014	13,200	14,455

SLM Corp.
0.409% due 07/26/2010	11,500	11,345
0.479% due 10/25/2011	4,000	3,805
0.549% due 01/27/2014	3,425	2,966
4.500% due 07/26/2010	3,000	3,014
5.000% due 10/01/2013	1,000	956
8.450% due 06/15/2018	9,205	9,323

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049	1,500	1,720

State Street Bank and Trust Co.
0.452% due 12/08/2015	7,500	7,063

State Street Capital Trust III
8.250% due 03/15/2042	2,400	2,485

Teco Finance, Inc.
7.000% due 05/01/2012	4,400	4,745

TNK-BP Finance S.A.
6.625% due 03/20/2017	10,000	10,300
7.250% due 02/02/2020	5,000	5,238
7.500% due 07/18/2016	18,400	20,194

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	4,500	4,725
5.670% due 03/05/2014	1,600	1,680
8.700% due 08/07/2018	25,400	30,812

UBS AG
1.173% due 06/19/2010	600	601
1.501% due 09/29/2011	7,000	7,034
5.750% due 04/25/2018	12,500	12,825
5.875% due 12/20/2017	35,200	36,505

UBS Preferred Funding Trust V
6.243% due 05/29/2049	5,800	5,278

Ventas Realty LP
6.500% due 06/01/2016	1,400	1,432

Wachovia Bank N.A.
0.587% due 03/15/2016	13,500	12,433
5.000% due 08/15/2015	300	311
7.800% due 08/18/2010	30	31

Wachovia Corp.
0.527% due 06/15/2017	15,100	13,762
5.700% due 08/01/2013	100	110
5.750% due 06/15/2017	500	533
5.750% due 02/01/2018	7,748	8,249

WEA Finance LLC
5.750% due 09/02/2015	15,000	15,804
6.750% due 09/02/2019	10,000	10,690
7.500% due 06/02/2014	5,200	5,825

Wells Fargo & Co.
0.449% due 10/28/2015	8,000	7,573
4.375% due 01/31/2013	2,500	2,640
5.625% due 12/11/2017	17,200	18,272
7.980% due 03/29/2049	2,000	2,100

Wells Fargo Bank N.A.
0.460% due 05/16/2016	3,800	3,476
4.750% due 02/09/2015	5,590	5,811
5.950% due 08/26/2036	400	377

Wells Fargo Capital XIII
7.700% due 12/29/2049	30,940	32,100

Wells Fargo Capital XV
9.750% due 12/31/2049	5,000	5,625

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010	19,800	20,168

See Accompanying Notes	Annual Report	March 31, 2010	161

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	$300	$313

		2,355,707

INDUSTRIALS 33.9%

Agilent Technologies, Inc.
5.500% due 09/14/2015	1,300	1,395

AGL Capital Corp.
5.250% due 08/15/2019	6,500	6,582

Alcoa, Inc.
5.950% due 02/01/2037	5,000	4,112

Allied Waste North America, Inc.
6.500% due 11/15/2010	300	310

Altria Group, Inc.
7.750% due 02/06/2014	3,045	3,486
9.250% due 08/06/2019	48,644	59,206
9.700% due 11/10/2018	8,500	10,468

America Movil SAB de C.V.
5.000% due 03/30/2020	3,700	3,666

American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012	27	27
7.858% due 04/01/2013	8,700	8,809

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019	29,446	34,083

American Stores Co.
8.000% due 06/01/2026	250	221

Anadarko Petroleum Corp.
6.950% due 06/15/2019	8,755	9,914
8.700% due 03/15/2019	23,950	29,679

Anglo American Capital PLC
9.375% due 04/08/2014	23,860	28,684

Anheuser-Busch InBev Worldwide, Inc.
5.375% due 01/15/2020	1,000	1,034
7.750% due 01/15/2019	5,000	5,957

ARAMARK Corp.
5.000% due 06/01/2012	2,500	2,475

ArcelorMittal
7.000% due 10/15/2039	5,000	5,151

Barrick Australian Finance Pty Ltd.
4.950% due 01/15/2020	600	602

Beckman Coulter, Inc.
6.875% due 11/15/2011	30	32

BHP Billiton Finance USA Ltd.
6.500% due 04/01/2019	32,100	36,764

Black & Decker Corp.
8.950% due 04/15/2014	4,000	4,740

Boston Scientific Corp.
4.500% due 01/15/2015	10,100	9,690
6.000% due 01/15/2020	9,700	9,180

Brambles USA, Inc.
3.950% due 04/01/2015	1,300	1,308
5.350% due 04/01/2020	3,000	3,022

British Sky Broadcasting Group PLC
9.500% due 11/15/2018	600	773

Canadian National Railway Co.
4.400% due 03/15/2013	80	85

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	108

Cardinal Health, Inc.
5.500% due 06/15/2013	5,000	5,400

CareFusion Corp.
4.125% due 08/01/2012	3,100	3,235

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cenovus Energy, Inc.
5.700% due 10/15/2019	$6,000	$6,321

CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	172

Centex Corp.
5.250% due 06/15/2015	4,000	3,940

Cie Generale de Geophysique-Veritas
7.750% due 05/15/2017	1,000	1,005

Cliffs Natural Resources, Inc.
5.900% due 03/15/2020	3,000	3,078

Colorado Interstate Gas Co.
6.800% due 11/15/2015	491	551

Comcast Cable Communications LLC
8.875% due 05/01/2017	35	42

Comcast Corp.
5.700% due 07/01/2019	900	941
5.875% due 02/15/2018	28,600	30,614
6.500% due 01/15/2017	10,300	11,466

Concho Resources, Inc.
8.625% due 10/01/2017	9,000	9,585

Continental Airlines 2001-1 Class A-2 Pass Through Trust
6.503% due 12/15/2012	100	102

Continental Airlines 2009-1 Class A Pass-Through Trust
9.000% due 07/08/2016	10,484	11,322

Continental Airlines 2009-2 Class A Pass-Through Trust
7.250% due 11/10/2019	17,450	18,672

Continental Resources, Inc.
7.375% due 10/01/2020 (b)	14,325	14,197
8.250% due 10/01/2019	5,000	5,312

Corp. GEO SAB de C.V.
8.875% due 09/25/2014	10,000	10,775

COX Enterprises, Inc.
7.875% due 09/15/2010	4,930	5,078

CSC Holdings LLC
6.750% due 04/15/2012	2,200	2,313
7.625% due 04/01/2011	600	629

CSN Islands XI Corp.
6.875% due 09/21/2019	5,000	5,250

CSX Corp.
5.300% due 02/15/2014	250	270
6.250% due 03/15/2018	5,370	5,812

CVS Pass-Through Trust
7.507% due 01/10/2032	20,058	22,368

Daimler Finance North America LLC
5.750% due 09/08/2011	2,000	2,109
5.875% due 03/15/2011	3,050	3,174
6.500% due 11/15/2013	4,300	4,771
7.300% due 01/15/2012	507	552

DCP Midstream LLC
5.375% due 10/15/2015	100	106

Delta Air Lines, Inc.
6.417% due 01/02/2014 (i)	35,850	35,626
6.619% due 09/18/2012	59	59
7.111% due 03/18/2013	9,410	9,833
7.379% due 11/18/2011	9	10
7.570% due 05/18/2012	14,783	14,968
7.750% due 12/17/2019	3,000	3,150

Desarrolladora Homex SAB de C.V.
9.500% due 12/11/2019	4,500	4,781

Diamond Offshore Drilling, Inc.
5.875% due 05/01/2019	11,500	12,510

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DirecTV Holdings LLC
5.875% due 10/01/2019	$4,500	$4,692

Discovery Communications LLC
5.625% due 08/15/2019	700	732

DISH DBS Corp.
7.875% due 09/01/2019	2,400	2,508

Dow Chemical Co.
4.850% due 08/15/2012	31,480	33,309
6.000% due 10/01/2012	15,400	16,774
8.550% due 05/15/2019	13,500	16,358

DR Horton, Inc.
5.625% due 09/15/2014	1,500	1,492
5.625% due 01/15/2016	2,500	2,416
6.500% due 04/15/2016	5,000	5,038

El Paso Natural Gas Co.
5.950% due 04/15/2017	5,445	5,699
8.375% due 06/15/2032	17,070	20,063

Enbridge Energy Partners LP
5.875% due 12/15/2016	1,200	1,312

EnCana Corp.
5.900% due 12/01/2017	18,500	20,050
6.500% due 05/15/2019	20,000	22,346

Energy Transfer Partners LP
5.950% due 02/01/2015	6,600	7,178
6.000% due 07/01/2013	3,330	3,602
6.125% due 02/15/2017	6,000	6,454
6.700% due 07/01/2018	4,500	4,923
8.500% due 04/15/2014	8,080	9,408
9.000% due 04/15/2019	10,000	12,299
9.700% due 03/15/2019	15,000	19,016

Enterprise Products Operating LLC
4.600% due 08/01/2012	3,300	3,483
5.000% due 03/01/2015	200	212
6.300% due 09/15/2017	5,572	6,128
6.500% due 01/31/2019	18,000	19,925

Equinix, Inc.
8.125% due 03/01/2018	1,300	1,352

Express Scripts, Inc.
6.250% due 06/15/2014	5,400	5,988
7.250% due 06/15/2019	5,800	6,726

Florida Gas Transmission Co. LLC
7.000% due 07/17/2012	2,800	3,038
7.900% due 05/15/2019	44,100	52,631

Forest Oil Corp.
7.250% due 06/15/2019	5,000	5,037

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	7,600	8,283
8.375% due 04/01/2017	11,286	12,573

Freeport-McMoRan Corp.
8.750% due 06/01/2011	200	212
9.500% due 06/01/2031	200	252

GATX Corp.
4.750% due 05/15/2015	7,500	7,452

Gaz Capital S.A.
7.288% due 08/16/2037	2,000	2,012
7.510% due 07/31/2013	5,000	5,456
8.125% due 07/31/2014	26,900	30,229
8.625% due 04/28/2034	13,200	15,379
9.250% due 04/23/2019	7,000	8,312

Gazprom International S.A.
7.201% due 02/01/2020	2,298	2,445

General Electric Co.
5.250% due 12/06/2017	38,500	40,436

Georgia-Pacific LLC
7.250% due 06/01/2028	500	497
8.125% due 05/15/2011	7,181	7,576
8.250% due 05/01/2016	1,970	2,157

162	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gerdau Holdings, Inc.
7.000% due 01/20/2020	$6,850	$7,261

GTL Trade Finance, Inc.
7.250% due 10/20/2017	15,250	16,432

HCA, Inc.
7.250% due 09/15/2020	6,075	6,174
7.875% due 02/15/2020	3,000	3,148
8.500% due 04/15/2019	20,500	22,153
9.125% due 11/15/2014	3,200	3,388
9.250% due 11/15/2016	11,400	12,148
9.625% due 11/15/2016 (c)	3,300	3,543
9.875% due 02/15/2017	2,500	2,737

Historic TW, Inc.
9.125% due 01/15/2013	5,100	5,962

Humana, Inc.
7.200% due 06/15/2018	10,000	10,830

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	154

KB Home
5.750% due 02/01/2014	3,000	2,925
6.250% due 06/15/2015	2,500	2,412

Kern River Funding Corp.
4.893% due 04/30/2018	53	53

Kerr-McGee Corp.
7.875% due 09/15/2031	3,500	4,077

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	200	215
5.625% due 02/15/2015	14,390	15,621
5.800% due 03/01/2021	21,200	22,202
5.950% due 02/15/2018	27,347	29,375
6.000% due 02/01/2017	5,200	5,589
6.500% due 09/01/2039	5,500	5,672
6.850% due 02/15/2020	6,100	6,856
7.125% due 03/15/2012	5,178	5,672
9.000% due 02/01/2019	30,880	38,591

Kraft Foods, Inc.
6.500% due 08/11/2017	300	336

L-3 Communications Corp.
5.200% due 10/15/2019	10,000	10,069

Limited Brands, Inc.
5.250% due 11/01/2014	2,500	2,512

Magellan Midstream Partners LP
6.400% due 07/15/2018	3,900	4,251
6.550% due 07/15/2019	9,500	10,540

Masco Corp.
5.875% due 07/15/2012	5,000	5,231

MGM Mirage
13.000% due 11/15/2013	17,600	20,592

Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	19,900	20,624
6.700% due 09/15/2019	4,800	5,066

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	1,500	1,724

Motiva Enterprises LLC
5.750% due 01/15/2020	2,000	2,098

Motorola, Inc.
5.375% due 11/15/2012	5,000	5,244

Newell Rubbermaid, Inc.
5.500% due 04/15/2013	10,000	10,532

Newmont Mining Corp.
5.125% due 10/01/2019	5,600	5,644

Noble Group Ltd.
6.750% due 01/29/2020	9,800	10,167

Northwest Airlines, Inc.
1.001% due 05/20/2014	1,035	890

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Northwest Pipeline GP
5.950% due 04/15/2017	$200	$214
6.050% due 06/15/2018	30	33

Nucor Corp.
5.850% due 06/01/2018	1,000	1,087

Pfizer, Inc.
6.200% due 03/15/2019	24,600	27,834

Philip Morris International, Inc.
5.650% due 05/16/2018	1,550	1,672

Pioneer Natural Resources Co.
5.875% due 07/15/2016	7,000	6,923
6.650% due 03/15/2017	8,000	8,038
6.875% due 05/01/2018	5,000	5,022

Plains All American Pipeline LP
6.125% due 01/15/2017	1,400	1,505

Potash Corp. of Saskatchewan, Inc.
6.500% due 05/15/2019	2,600	2,897

Pride International, Inc.
7.375% due 07/15/2014	4,000	4,140
8.500% due 06/15/2019	18,600	21,111

Principal Financial Group, Inc.
8.875% due 05/15/2019	10,000	12,028

Pulte Homes, Inc.
6.250% due 02/15/2013	13,000	13,487

Quicksilver Resources, Inc.
7.125% due 04/01/2016	1,000	955

Range Resources Corp.
7.500% due 10/01/2017	1,315	1,361

Reynolds American, Inc.
7.250% due 06/01/2013	2,050	2,281
7.750% due 06/01/2018	300	341

Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013	3,000	3,300
6.500% due 07/15/2018	2,100	2,368
8.950% due 05/01/2014	19,450	23,456
9.000% due 05/01/2019	10,000	12,855

Roche Holdings, Inc.
6.000% due 03/01/2019	32,300	35,758

Rockies Express Pipeline LLC
6.250% due 07/15/2013	38,745	42,189
6.850% due 07/15/2018	33,700	36,677

Rogers Communications, Inc.
5.500% due 03/15/2014	13,176	14,180
6.375% due 03/01/2014	6,000	6,664
6.800% due 08/15/2018	3,800	4,330

RR Donnelley & Sons Co.
6.125% due 01/15/2017	7,000	7,033

Ryder System, Inc.
6.000% due 03/01/2013	3,000	3,224

Ryland Group, Inc.
8.400% due 05/15/2017	1,000	1,092

Southeast Supply Header LLC
4.850% due 08/15/2014	16,400	16,797

Southern Natural Gas Co.
5.900% due 04/01/2017	6,800	7,117

Southwest Airlines Co.
10.500% due 12/15/2011	8,000	8,979

Steel Dynamics, Inc.
6.750% due 04/01/2015	1,500	1,519
7.375% due 11/01/2012	4,800	5,016
7.750% due 04/15/2016	14,900	15,645

Suncor Energy, Inc.
6.100% due 06/01/2018	6,270	6,767

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	$39	$41

Teck Resources Ltd.
9.750% due 05/15/2014	500	595
10.250% due 05/15/2016	8,050	9,620
10.750% due 05/15/2019	4,050	4,981

Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	400	425
7.500% due 04/01/2017	800	906
8.375% due 06/15/2032	1,400	1,645

Time Warner Cable, Inc.
5.000% due 02/01/2020	11,600	11,459
5.850% due 05/01/2017	16,590	17,790
6.750% due 07/01/2018	1,450	1,623
7.500% due 04/01/2014	15,713	18,155
8.250% due 02/14/2014	500	587
8.250% due 04/01/2019	6,000	7,273
8.750% due 02/14/2019	7,750	9,627

Time Warner, Inc.
5.500% due 11/15/2011	300	318

Toll Brothers Finance Corp.
6.750% due 11/01/2019	2,500	2,530
8.910% due 10/15/2017	2,000	2,284

TransCanada Pipelines Ltd.
7.125% due 01/15/2019	10,500	12,323

Transcontinental Gas Pipe Line Co. LLC
8.875% due 07/15/2012	30	34

Transocean, Inc.
6.000% due 03/15/2018	37,696	41,099

Union Pacific Corp.
7.875% due 01/15/2019	8,600	10,349

United Airlines, Inc.
9.750% due 01/15/2017	7,350	7,736
10.125% due 03/22/2015 (a)	70	26
10.400% due 05/01/2018	35,845	38,533

UnitedHealth Group, Inc.
0.433% due 06/21/2010	1,000	1,000
6.000% due 06/15/2017	1,000	1,073
6.000% due 02/15/2018	11,400	12,190

Urbi Desarrollos Urbanos SAB de C.V.
9.500% due 01/21/2020	11,200	12,180

Vivendi S.A.
5.750% due 04/04/2013	500	538

WellPoint, Inc.
6.000% due 02/15/2014	2,000	2,201

Wesfarmers Ltd.
6.998% due 04/10/2013	8,000	8,744

Weyerhaeuser Co.
6.750% due 03/15/2012	19,141	20,423
7.375% due 10/01/2019	10,800	11,426
7.375% due 03/15/2032	7,500	7,247

Williams Cos., Inc.
7.875% due 09/01/2021	5,258	6,203

Williams Partners LP
3.800% due 02/15/2015	2,400	2,398

Wind Acquisition Finance S.A.
11.750% due 07/15/2017	13,400	14,874

Windstream Corp.
8.625% due 08/01/2016	2,000	2,055

Wynn Las Vegas LLC
6.625% due 12/01/2014 (i)	12,000	12,030
7.875% due 11/01/2017	13,950	14,264

XTO Energy, Inc.
5.500% due 06/15/2018	6,850	7,449

See Accompanying Notes	Annual Report	March 31, 2010	163

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 08/01/2017	$14,600	$16,612
6.500% due 12/15/2018	5,700	6,590

Yum! Brands, Inc.
8.875% due 04/15/2011	140	150

		2,089,333

UTILITIES 10.0%

Appalachian Power Co.
5.000% due 06/01/2017	4,000	4,070
5.650% due 08/15/2012	300	323
7.950% due 01/15/2020	17,000	20,679

AT&T Corp.
8.000% due 11/15/2031	3,400	4,145

AT&T, Inc.
5.600% due 05/15/2018	3,000	3,210
5.800% due 02/15/2019	11,800	12,636

BellSouth Corp.
5.200% due 09/15/2014	300	323
5.200% due 12/15/2016	100	106

Bruce Mansfield Unit
6.850% due 06/01/2034	99	102

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	10,350	11,333

CenturyTel, Inc.
8.375% due 10/15/2010	100	104

CMS Energy Corp.
1.201% due 01/15/2013	2,000	1,915

Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018	1,800	1,973
6.650% due 04/01/2019	20,000	22,898
7.125% due 12/01/2018	11,500	13,590

Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	109

Consumers Energy Co.
5.000% due 02/15/2012	100	106
6.875% due 03/01/2018	3,534	3,948

Deutsche Telekom International Finance BV
6.000% due 07/08/2019	12,000	12,881
6.750% due 08/20/2018	25,128	28,199

Dominion Resources, Inc.
6.400% due 06/15/2018	5,950	6,640

Duke Energy Corp.
5.050% due 09/15/2019	12,000	12,163
6.250% due 06/15/2018	6,000	6,537

EDF S.A.
6.500% due 01/26/2019	18,500	20,795

Embarq Corp.
6.738% due 06/01/2013	2,500	2,722
7.082% due 06/01/2016	2,600	2,835

Entergy Gulf States Louisiana LLC
5.590% due 10/01/2024	4,000	4,094

Entergy Gulf States, Inc.
4.875% due 11/01/2011	100	100

Entergy Louisiana LLC
5.560% due 09/01/2015	50	51

Entergy Texas, Inc.
7.125% due 02/01/2019	4,300	4,830

Illinois Power Co.
9.750% due 11/15/2018	688	883

Indiana Michigan Power Co.
7.000% due 03/15/2019	10,700	12,097

Indianapolis Power & Light Co.
6.300% due 07/01/2013	150	165

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	$100	$107

Kentucky Power Co.
6.000% due 09/15/2017	200	208

Kinder Morgan, Inc.
6.500% due 09/01/2012	3,100	3,278

Metropolitan Edison Co.
7.700% due 01/15/2019	4,500	5,247

NGPL PipeCo LLC
6.514% due 12/15/2012	28,742	31,553
7.119% due 12/15/2017	66,320	74,485
7.768% due 12/15/2037	2,000	2,326

Northern States Power Co.
5.350% due 11/01/2039	1,700	1,617

Oncor Electric Delivery Co. LLC
6.375% due 05/01/2012	5,400	5,842
6.375% due 01/15/2015	4,000	4,430
6.800% due 09/01/2018	16,300	18,342

Pennsylvania Electric Co.
5.200% due 04/01/2020	20,000	20,065

Progress Energy, Inc.
6.850% due 04/15/2012	200	218
7.100% due 03/01/2011	94	99

PSEG Power LLC
5.320% due 09/15/2016	20,455	21,343
6.950% due 06/01/2012	2,100	2,318

Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	162

Public Service Electric & Gas Co.
5.300% due 05/01/2018	300	317

Qwest Corp.
3.507% due 06/15/2013	100	101
7.875% due 09/01/2011	550	586

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	12,400	12,764

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	1,250	1,348
5.832% due 09/30/2016	5,755	6,158
5.832% due 09/30/2016	12,100	12,927
6.750% due 09/30/2019	2,400	2,695

RRI Energy, Inc.
7.625% due 06/15/2014	1,000	940

Sprint Capital Corp.
7.625% due 01/30/2011	3,900	4,032
8.375% due 03/15/2012	5,000	5,225

Sprint Nextel Corp.
0.651% due 06/28/2010	1,200	1,196

Telecom Italia Capital S.A.
0.729% due 02/01/2011	3,180	3,171
0.861% due 07/18/2011	4,400	4,382
4.950% due 09/30/2014	2,900	2,978
5.250% due 11/15/2013	4,300	4,507
6.175% due 06/18/2014	29,900	31,987
6.200% due 07/18/2011	3,000	3,151

Telefonica Emisiones SAU
4.949% due 01/15/2015	1,800	1,903
6.221% due 07/03/2017	12,600	13,838
6.421% due 06/20/2016	10,775	11,984

TELUS Corp.
8.000% due 06/01/2011	21	23

Verizon Communications, Inc.
6.100% due 04/15/2018	25,700	28,157
6.350% due 04/01/2019	19,200	21,295
8.750% due 11/01/2018	15,800	19,853

Verizon New England, Inc.
6.500% due 09/15/2011	200	213

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Virginia Electric and Power Co.
5.400% due 01/15/2016	$500	$539
5.400% due 04/30/2018	2,440	2,594

Vodafone Group PLC
5.625% due 02/27/2017	11,000	11,788

		618,854

Total Corporate Bonds & Notes (Cost $4,621,512)		5,063,894

MUNICIPAL BONDS & NOTES 2.1%

Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	10,000	10,183

California State General Obligation Bonds, Series 2009
7.500% due 04/01/2034	7,200	7,437
7.550% due 04/01/2039	1,300	1,345

California State General Obligation Notes, Series 2009
5.250% due 04/01/2014	3,000	3,110
5.450% due 04/01/2015	14,000	14,613
5.950% due 04/01/2016	5,000	5,204

Colorado State Metro Wastewater Reclamation District Revenue Bonds, Series 2009
5.775% due 04/01/2029	7,500	7,577

Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042	18,000	18,454

Hamilton County, Ohio Revenue Bonds, Series 2009
6.500% due 12/01/2034	2,500	2,563

Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	19,050	19,126

Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	3,000	3,023

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041	2,100	2,077

Riverside, California Revenue Bonds, Series 2009
7.000% due 08/01/2029	2,000	2,032

San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	1,500	1,504

Spokane County, Washington Revenue Bonds, Series 2009
6.474% due 12/01/2029	2,000	2,040

Stockton, California Public Financing Authority Revenue Bonds, Series 2009
7.942% due 10/01/2038	12,500	12,785

Texas State General Obligation Bonds, Series 2009
6.072% due 10/01/2029	10,000	10,509

West Contra Costa, California Unified School District General Obligation Bonds, Series 2009
8.460% due 08/01/2034	5,000	5,471

Total Municipal Bonds & Notes (Cost $125,346)		129,053

U.S. GOVERNMENT AGENCIES 1.8%

Fannie Mae
4.500% due 03/01/2037 - 03/01/2040	109,941	110,281

Total U.S. Government Agencies (Cost $110,709)		110,281

164	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 4.5%

U.S. Treasury Bonds
3.500% due 02/15/2039 (j)	$92	$74
4.375% due 11/15/2039	69,550	65,790
4.500% due 08/15/2039 (j)	220,974	213,482

Total U.S. Treasury Obligations (Cost $285,206)		279,346

MORTGAGE-BACKED SECURITIES 0.2%

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	110	105
5.744% due 02/10/2051	1,000	972

Bear Stearns Alt-A Trust
5.124% due 11/25/2034	296	258

Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	1,300	1,307
5.699% due 12/10/2049	91	91

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	200	205
5.886% due 11/15/2044	100	100

Countrywide Alternative Loan Trust
6.000% due 01/25/2037	141	91

Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039	100	96

GS Mortgage Securities Corp. II
5.560% due 11/10/2039	2,500	2,478

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047	2,500	2,447

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	200	194

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	2,000	1,938
5.700% due 09/12/2049	100	94

Merrill Lynch Mortgage Investors, Inc.
5.023% due 05/25/2033	49	48

Morgan Stanley Capital I
5.569% due 12/15/2044	1,000	899

Structured Adjustable Rate Mortgage Loan Trust
2.690% due 03/25/2034	85	79

Thornburg Mortgage Securities Trust
6.192% due 09/25/2037	413	353

Wells Fargo Mortgage-Backed Securities Trust
4.580% due 12/25/2033	473	475

Total Mortgage-Backed Securities (Cost $10,327)		12,230

ASSET-BACKED SECURITIES 0.7%

Bank of America Auto Trust
1.160% due 02/15/2012	9,200	9,227

Chase Issuance Trust
1.757% due 09/15/2015	11,500	11,976

Ford Credit Auto Owner Trust
1.650% due 06/15/2012	756	761
1.850% due 05/15/2012	1,791	1,803

MBNA Credit Card Master Note Trust
0.270% due 05/15/2013	500	499
SLM Student Loan Trust
1.749% due 04/25/2023	18,868	19,536

Total Asset-Backed Securities (Cost $42,395)		43,802

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.8%

Croatia Government International Bond
1.250% due 07/30/2010		$4	$4

Export-Import Bank of Korea
5.875% due 01/14/2015		42,200	45,581

Korea Development Bank
8.000% due 01/23/2014		2,000	2,308

Total Sovereign Issues (Cost $44,667)			47,893

FOREIGN CURRENCY-DENOMINATED ISSUES 3.1%

American International Group, Inc.
4.000% due 09/20/2011	EUR	2,000	2,711
4.375% due 04/26/2016		2,000	2,440
4.875% due 03/15/2067		1,700	1,515
4.900% due 06/02/2014	CAD	2,000	1,759
5.750% due 03/15/2067	GBP	600	601
8.000% due 05/22/2068	EUR	2,000	2,222
8.625% due 05/22/2068	GBP	1,000	1,256

Bank of America Corp.
4.625% due 02/07/2017	EUR	2,000	2,654

Barclays Bank PLC
14.000% due 11/29/2049	GBP	14,700	29,189

BNP Paribas
7.781% due 06/29/2049	EUR	1,000	1,443

BPCE S.A.
5.250% due 07/29/2049		4,600	4,955

Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	799

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		8,600	4,347

Bumper 2 S.A.
2.212% due 06/20/2022	EUR	5,000	6,774

Citigroup, Inc.
0.863% due 02/09/2016		1,000	1,233
0.867% due 06/28/2013		1,800	2,311

General Electric Capital Corp.
5.500% due 09/15/2067		10,000	11,683
6.500% due 09/15/2067	GBP	500	673

Goldman Sachs Group, Inc.
0.965% due 02/04/2013	EUR	1,700	2,220
1.015% due 01/30/2017		1,100	1,349

Intesa Sanpaolo SpA
8.047% due 06/29/2049		6,200	8,646
8.375% due 10/29/2049		1,100	1,588

JPMorgan Chase & Co.
0.957% due 09/26/2013		500	661

Lehman Brothers Holdings, Inc.
1.150% due 10/26/2010 (a)	JPY	800,000	1,647

Merrill Lynch & Co., Inc.
1.124% due 07/22/2014	EUR	1,000	1,264

Morgan Stanley
0.663% due 02/23/2012	CAD	7,400	7,118
0.959% due 11/29/2013	EUR	1,000	1,272
0.988% due 03/01/2013		11,400	14,724
1.065% due 05/02/2014		20,300	25,830
1.089% due 04/13/2016		2,600	3,176

MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	710	981

Rabobank Nederland NV
0.722% due 09/20/2017	EUR	7,000	8,992

RBS Capital Trust A
6.467% due 12/29/2049		325	261

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Republic of Germany
3.750% due 01/04/2019	EUR	3,700	$5,286

Rogers Communications, Inc.
7.250% due 12/15/2011	CAD	50	52

Santander Issuances S.A. Unipersonal
7.300% due 07/27/2019	GBP	1,300	2,144

SLM Corp.
0.850% due 12/15/2010	EUR	1,500	1,991
1.020% due 04/26/2011		1,279	1,676

Societe Generale
9.375% due 09/29/2049		4,000	6,149

Wachovia Corp.
0.765% due 08/01/2011		2,400	3,197

Wind Acquisition Finance S.A.
11.750% due 07/15/2017		9,600	14,457

Total Foreign Currency- Denominated Issues (Cost $171,124)			193,246

		SHARES
COMMON STOCKS 0.0%

Royal Bank of Scotland Group PLC (d)

		822,247	549

Total Common Stocks (Cost $480)			549

CONVERTIBLE PREFERRED SECURITIES 0.3%

American International Group, Inc.
8.500% due 08/01/2011		10,900	111

Wells Fargo & Co.
7.500% due 12/31/2049		15,500	15,144

Total Convertible Preferred Securities (Cost $10,418)			15,255

PREFERRED STOCKS 0.0%

SLM Corp.
4.720% due 03/15/2017		21,400	376

Total Preferred Stocks (Cost $241)			376

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.1%

CERTIFICATES OF DEPOSIT 0.1%

UBS AG
1.201% due 07/01/2010		$3,900	3,908

COMMERCIAL PAPER 0.0%

Freddie Mac
0.230% due 08/03/2010		1,100	1,099

REPURCHASE AGREEMENTS 0.3%

Barclays Capital, Inc.
0.030% due 04/01/2010		4,000	4,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $4,087. Repurchase proceeds are $4,000.)

See Accompanying Notes	Annual Report	March 31, 2010	165

Schedule of Investments Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 04/01/2010	$16,308	$16,308
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 06/17/2010 valued at $16,635. Repurchase proceeds are $16,308.)

		20,308

U.S. TREASURY BILLS 0.1%
0.204% due 08/19/2010 - 09/02/2010 (e)(g)(h)(j)	4,675	4,671

	SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 3.6%
	22,429,274	$224,584

Total Short-Term Instruments (Cost $254,550)		254,570

PURCHASED OPTIONS (l) 0.0%
(Cost $29)		14

Total Investments 100.0% (Cost $5,686,852)		$6,161,028

Written Options (m) (0.0%) (Premiums $13,773)		(2,686)

Other Assets and Liabilities (Net) 0.0%		16

Net Assets 100.0%		$6,158,358

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Payment in-kind bond security.
(d)	Non-income producing security.
(e)	Coupon represents a weighted average rate.
(f)	Affiliated to the Fund.
(g)	Securities with an aggregate market value of $280 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(h)	Securities with an aggregate market value of $2,868 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(i)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $83,763 at a weighted average interest rate of 0.109%. On March 31, 2010, securities valued at $13,006 were pledged as collateral for reverse repurchase agreements.
(j)	Securities with an aggregate market value of $17,457 and cash of $39 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	8,417	$4,605
90-Day Eurodollar March Futures	Long	03/2011	7,963	4,730
Australia Government 10-Year Bond June Futures	Long	06/2010	1,281	(1,836)
Euro-Bund 10-Year Bond June Futures	Long	06/2010	546	552
U.S. Treasury 2-Year Note June Futures	Long	06/2010	133	(2)

				$8,049

(k)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	BNP	(1.300%	)	12/20/2018	1.950%	$3,000	$135	$0	$135
American Electric Power Co., Inc.	BCLY	(0.793%	)	06/20/2019	0.816%	36,000	56	0	56
Black & Decker Corp.	BCLY	(2.250%	)	06/20/2014	0.232%	4,000	(334)	0	(334)
Block Financial LLC	BOA	(1.550%	)	03/20/2013	0.745%	10,000	(238)	0	(238)
Block Financial LLC	CSFB	(1.110%	)	03/20/2013	0.745%	3,000	(33)	0	(33)
Cardinal Health, Inc.	BOA	(0.580%	)	06/20/2013	0.502%	5,000	(13)	0	(13)
Centex Corp.	BOA	(1.000%	)	06/20/2015	1.112%	4,000	21	133	(112)
Centex Corp.	DUB	(1.000%	)	03/20/2013	0.776%	13,000	(88)	(22)	(66)
CenturyTel, Inc.	JPM	(0.355%	)	06/20/2010	0.326%	100	0	0	0
CSX Corp.	BCLY	(1.440%	)	03/20/2018	0.676%	5,370	(289)	0	(289)
CSX Corp.	BNP	(1.000%	)	03/20/2014	0.505%	250	(5)	3	(8)
Daimler Finance N.A. LLC	GSC	(3.200%	)	06/20/2011	0.404%	8,050	(284)	0	(284)
Dominion Resources, Inc.	BOA	(0.780%	)	06/20/2018	0.698%	5,950	(36)	0	(36)
Dow Chemical Co.	CITI	(1.000%	)	06/20/2019	1.532%	2,500	99	226	(127)
DR Horton, Inc.	BNP	(1.000%	)	03/20/2016	1.968%	2,500	126	230	(104)
DR Horton, Inc.	BNP	(1.000%	)	06/20/2016	1.984%	5,000	264	328	(64)
DR Horton, Inc.	GSC	(1.000%	)	09/20/2014	1.791%	1,500	48	81	(33)
Embarq Corp.	DUB	(1.000%	)	06/20/2013	0.904%	2,500	(8)	(6)	(2)

166	PIMCO Funds	See Accompanying Notes

March 31, 2010

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.280%	$2,000	$30	$(32)	$62
Freeport-McMoRan Corp.	GSC	(0.520%	)	09/20/2011	0.152%	200	(1)	0	(1)
Humana, Inc.	BOA	(1.440%	)	06/20/2018	2.035%	10,000	389	0	389
KB Home	BNP	(1.000%	)	06/20/2015	3.153%	2,500	242	232	10
KB Home	DUB	(1.000%	)	03/20/2014	2.791%	3,000	194	249	(55)
Ltd Brands, Inc.	BNP	(1.000%	)	12/20/2014	1.739%	2,500	80	193	(113)
Marsh & McLennan Cos., Inc.	BOA	(0.900%	)	06/20/2019	1.226%	2,000	49	0	49
Marsh & McLennan Cos., Inc.	CITI	(1.000%	)	09/20/2015	1.064%	5,000	15	(141)	156
Masco Corp.	BCLY	(1.000%	)	09/20/2012	1.119%	5,000	13	113	(100)
Motorola, Inc.	JPM	(1.000%	)	12/20/2012	0.701%	5,000	(42)	252	(294)
Newell Rubbermaid, Inc.	BOA	(0.660%	)	06/20/2013	0.818%	10,000	48	0	48
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.695%	2,000	(11)	0	(11)
RR Donnelley & Sons Co.	BOA	(1.850%	)	03/20/2017	2.255%	7,000	163	0	163
Ryder System, Inc.	CITI	(3.060%	)	03/20/2013	1.249%	3,000	(159)	0	(159)
Ryland Group, Inc.	BCLY	(1.000%	)	06/20/2017	1.644%	550	21	39	(18)
Ryland Group, Inc.	RBS	(1.000%	)	06/20/2017	1.644%	500	19	37	(18)
Toll Brothers Finance Corp.	GSC	(1.000%	)	12/20/2017	1.690%	2,100	93	55	38

							$564	$1,970	$(1,406)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	JPM	2.750%	03/20/2014	0.712%	$3,000	$236	$0	$236
American International Group, Inc.	BOA	5.000%	09/20/2011	1.407%	4,000	216	(200)	416
American International Group, Inc.	CITI	1.550%	03/20/2013	2.008%	1,000	(12)	0	(12)
American International Group, Inc.	DUB	0.890%	12/20/2012	1.933%	100	(3)	0	(3)
American International Group, Inc.	DUB	0.900%	12/20/2012	1.933%	300	(8)	0	(8)
American International Group, Inc.	JPM	2.062%	03/20/2013	2.008%	1,000	2	0	2
American International Group, Inc.	UBS	5.000%	09/20/2014	2.507%	1,000	103	(140)	243
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.982%	25,000	28	(502)	530
Berkshire Hathaway Finance Corp.	DUB	1.230%	12/20/2013	0.812%	5,000	77	0	77
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	0.982%	10,000	11	(83)	94
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2015	0.982%	15,000	17	(187)	204
Berkshire Hathaway Finance Corp.	MSC	1.000%	03/20/2015	0.982%	25,000	28	(468)	496
Brazil Government International Bond	DUB	1.000%	03/20/2011	0.649%	10,000	37	48	(11)
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.247%	400	(4)	(4)	0
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.649%	26,500	98	122	(24)
Canadian Natural Resources Ltd.	DUB	5.000%	06/20/2014	0.819%	7,000	1,189	370	819
Chesapeake Energy Corp.	GSC	5.000%	03/20/2015	4.492%	9,600	220	300	(80)
China Government International Bond	BCLY	0.770%	12/20/2014	0.572%	5,350	49	0	49
China Government International Bond	BOA	0.820%	12/20/2014	0.572%	1,300	15	0	15
Citigroup, Inc.	BNP	1.000%	12/20/2010	0.600%	5,200	16	2	14
Citigroup, Inc.	BOA	1.000%	03/20/2011	0.789%	10,000	23	(26)	49
Citigroup, Inc.	BOA	5.000%	09/20/2014	1.474%	17,000	2,511	402	2,109
Citigroup, Inc.	GSC	1.000%	12/20/2010	0.600%	7,300	23	(38)	61
Citigroup, Inc.	MSC	0.280%	09/20/2012	1.227%	700	(16)	0	(16)
Comcast Corp.	BCLY	1.610%	12/20/2013	0.902%	7,000	181	0	181
Dominion Resources, Inc.	CITI	0.670%	06/20/2015	0.550%	100	1	0	1
El Paso Corp.	BOA	5.000%	09/20/2014	3.215%	3,000	220	(247)	467
El Paso Corp.	DUB	5.000%	09/20/2014	3.215%	2,500	183	(213)	396
El Paso Corp.	GSC	5.000%	09/20/2014	3.215%	10,000	733	(775)	1,508
Ford Motor Credit Co. LLC	JPM	5.600%	06/20/2010	1.950%	100	1	0	1
Forest Oil Corp.	BOA	5.000%	06/20/2015	5.000%	5,000	111	104	7
Forest Oil Corp.	CITI	5.000%	06/20/2015	4.450%	12,500	319	314	5
Forest Oil Corp.	CSFB	5.000%	06/20/2015	5.000%	5,000	132	125	7
Forest Oil Corp.	GSC	5.000%	06/20/2015	4.450%	10,000	255	252	3
Freeport-McMoRan Copper & Gold, Inc.	CITI	1.000%	06/20/2012	0.446%	300	4	0	4
General Electric Capital Corp.	BCLY	0.630%	12/20/2012	1.294%	600	(10)	0	(10)
General Electric Capital Corp.	BCLY	4.450%	12/20/2013	1.363%	4,000	441	0	441
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	1.365%	12,500	1,813	(1,000)	2,813
General Electric Capital Corp.	BNP	4.750%	12/20/2013	1.363%	1,500	181	0	181
General Electric Capital Corp.	BNP	3.900%	03/20/2014	1.375%	10,000	955	0	955
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.218%	3,700	311	70	241
General Electric Capital Corp.	BOA	7.000%	06/20/2013	1.332%	4,800	852	0	852
General Electric Capital Corp.	BOA	5.000%	09/20/2014	1.381%	8,000	1,215	922	293
General Electric Capital Corp.	CITI	1.000%	03/20/2011	0.929%	10,000	10	(44)	54
General Electric Capital Corp.	CITI	1.310%	03/20/2013	1.314%	1,000	0	0	0
General Electric Capital Corp.	CITI	6.950%	03/20/2013	1.314%	2,425	397	0	397
General Electric Capital Corp.	CITI	4.200%	03/20/2014	1.375%	10,000	1,068	0	1,068
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.381%	5,000	759	178	581
General Electric Capital Corp.	DUB	1.000%	03/20/2011	0.929%	700	0	(6)	6
General Electric Capital Corp.	DUB	1.070%	12/20/2012	1.294%	4,000	(23)	0	(23)

See Accompanying Notes	Annual Report	March 31, 2010	167

Schedule of Investments Investment Grade Corporate Bond Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	1.363%	$2,000	$242	$0	$242
General Electric Capital Corp.	DUB	5.000%	09/20/2014	1.381%	22,000	3,340	2,068	1,272
General Electric Capital Corp.	GSC	5.700%	12/20/2013	1.363%	5,000	773	0	773
General Electric Capital Corp.	GSC	5.000%	09/20/2014	1.381%	4,000	607	159	448
General Electric Capital Corp.	JPM	5.000%	09/20/2014	1.381%	23,300	3,538	1,364	2,174
General Electric Capital Corp.	MLP	0.300%	06/20/2010	0.926%	200	0	0	0
General Electric Capital Corp.	MSC	5.000%	06/20/2014	1.365%	12,500	1,813	(1,000)	2,813
General Electric Capital Corp.	RBS	1.000%	03/20/2015	1.409%	1,300	(24)	(37)	13
GMAC, Inc.	JPM	1.840%	06/20/2012	2.861%	500	(10)	0	(10)
Goldman Sachs Group, Inc.	BNP	1.000%	09/20/2011	0.726%	11,700	50	(126)	176
Goldman Sachs Group, Inc.	BOA	1.000%	03/20/2011	0.573%	3,500	15	(19)	34
HCA, Inc.	JPM	2.000%	03/20/2011	1.437%	5,000	37	0	37
Japan Government International Bond	GSC	1.000%	03/20/2015	0.607%	25,000	472	533	(61)
JSC Gazprom	UBS	4.450%	09/27/2010	0.987%	2,000	35	0	35
Korea Government Bond	BCLY	0.960%	12/20/2014	0.755%	400	4	0	4
Merrill Lynch & Co., Inc.	CSFB	1.000%	03/20/2011	0.876%	10,000	15	(10)	25
Merrill Lynch & Co., Inc.	UBS	1.000%	03/20/2011	0.876%	2,700	4	(3)	7
MetLife, Inc.	DUB	2.073%	03/20/2013	1.600%	1,000	14	0	14
MetLife, Inc.	DUB	5.000%	06/20/2014	1.791%	9,000	1,144	(90)	1,234
MetLife, Inc.	DUB	5.000%	09/20/2014	1.832%	5,000	659	463	196
MetLife, Inc.	DUB	1.000%	03/20/2015	1.898%	10,000	(401)	(490)	89
MetLife, Inc.	DUB	5.000%	09/20/2019	2.069%	9,200	1,972	1,118	854
MetLife, Inc.	GSC	1.000%	12/20/2014	1.867%	10,000	(371)	(560)	189
MetLife, Inc.	JPM	5.000%	06/20/2014	1.791%	6,000	762	(36)	798
MetLife, Inc.	JPM	5.000%	09/20/2014	1.832%	15,000	1,977	1,353	624
MetLife, Inc.	UBS	1.000%	03/20/2015	1.898%	850	(34)	(24)	(10)
Mexico Government International Bond	CITI	1.000%	12/20/2014	1.106%	400	(2)	(8)	6
Mexico Government International Bond	HSBC	1.690%	09/20/2014	1.018%	19,000	550	0	550
Mexico Government International Bond	JPM	0.840%	09/20/2010	0.497%	11,000	21	0	21
Mexico Government International Bond	UBS	1.000%	12/20/2010	0.523%	3,000	11	(4)	15
Morgan Stanley	UBS	1.000%	12/20/2010	0.896%	3,800	4	10	(6)
Pacific Gas & Electric Co.	BCLY	3.650%	03/20/2014	0.806%	8,000	876	0	876
Prudential Financial, Inc.	CITI	1.000%	12/20/2010	0.564%	7,000	24	(11)	35
RRI Energy, Inc.	MSC	5.000%	12/20/2014	8.559%	10,000	(1,248)	(1,000)	(248)
Russia Government International Bond	BCLY	1.000%	09/20/2010	0.524%	29,100	74	0	74
Russia Government International Bond	DUB	1.012%	09/20/2010	0.524%	15,000	39	0	39
SLM Corp.	BCLY	5.000%	12/20/2013	3.315%	4,000	233	(690)	923
SLM Corp.	BCLY	5.000%	03/20/2014	3.392%	5,000	293	(525)	818
SLM Corp.	BOA	5.000%	12/20/2010	1.340%	3,500	98	(359)	457
SLM Corp.	BOA	5.000%	06/20/2011	2.125%	4,000	145	(190)	335
SLM Corp.	BOA	5.000%	09/20/2011	2.323%	21,700	875	(1,487)	2,362
SLM Corp.	BOA	5.000%	12/20/2012	2.898%	3,000	167	(165)	332
SLM Corp.	CITI	5.000%	09/20/2011	2.323%	8,000	322	(360)	682
SLM Corp.	CITI	5.000%	12/20/2013	3.315%	10,000	583	(1,050)	1,633
SLM Corp.	JPM	5.000%	09/20/2011	2.323%	8,000	322	(960)	1,282
SLM Corp.	MSC	5.000%	09/20/2011	2.323%	3,000	121	(180)	301
Toyota Motor Corp.	BCLY	1.000%	03/20/2015	0.546%	4,500	98	22	76
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.546%	18,000	391	23	368
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.736%	25,000	316	370	(54)
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.719%	6,600	85	49	36
Vale Overseas Ltd.	MSC	0.700%	12/20/2011	0.824%	500	0	0	0
Wells Fargo & Co.	BCLY	1.000%	03/20/2013	0.755%	1,000	7	(21)	28
Wells Fargo & Co.	BNP	1.000%	12/20/2010	0.493%	5,000	20	14	6
Wells Fargo & Co.	DUB	1.000%	09/20/2013	0.794%	5,000	36	(126)	162
Wells Fargo & Co.	MSC	1.000%	03/20/2013	0.755%	500	4	(11)	15
Westfield Management Ltd.	DUB	1.000%	12/20/2010	0.754%	15,700	32	0	32

						$36,095	$(2,720)	$38,815

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014	$108,128	$(1,029)	$176	$(1,205)
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	148,701	(1,415)	247	(1,662)
CDX.IG-13 5-Year Index	GSC	(1.000%	)	12/20/2014	400,000	(3,231)	(2,156)	(1,075)
CDX.IG-13 5-Year Index	MSC	(1.000%	)	12/20/2014	38,200	(308)	(40)	(268)
CDX.IG-14 5-Year Index	BOA	(1.000%	)	06/20/2015	84,800	(500)	(553)	53

						$(6,483)	$(2,326)	$(4,157)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

168	PIMCO Funds	See Accompanying Notes

March 31, 2010

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY	BRL	900	$1	$1	$0
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		318,000	514	426	88
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		200,000	283	300	(17)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		200,000	282	328	(46)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	BCLY	BRL	157,000	783	837	(54)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		250,000	1,246	499	747
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		84,000	326	354	(28)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		64,000	248	260	(12)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	JPM		73,900	256	273	(17)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		87,400	911	(33)	944
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		200,000	2,190	0	2,190
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	BCLY		$14,300	578	333	245
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	JPM		300	21	10	11
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY	EUR	8,000	428	(85)	513
Pay	6-Month EUR-LIBOR	4.000%	03/18/2014	GSC		5,700	557	(95)	652
Pay	6-Month EUR-LIBOR	4.000%	03/18/2014	JPM		44,000	4,303	265	4,038
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	300	9	(10)	19
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC	MXN	5,800	19	9	10
Pay	28-Day MXN TIIE	8.660%	01/31/2019	BCLY		243,800	1,237	200	1,037
Pay	28-Day MXN TIIE	8.660%	01/31/2019	JPM		19,100	97	17	80
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY		383,900	1,184	263	921
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BOA		85,000	262	40	222
Pay	28-Day MXN TIIE	8.300%	02/07/2019	JPM		100,300	309	83	226
Pay	28-Day MXN TIIE	8.300%	02/07/2019	MSC		63,100	195	53	142

							$16,239	$4,328	$11,911

(l)	Purchased options outstanding on March 31, 2010:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC EUR versus USD	USD	1.375	05/21/2010	EUR	200	$10	$2
Put - OTC EUR versus USD		1.375	05/21/2010		200	10	7
Call - OTC EUR versus USD		1.372	06/03/2010		100	5	1
Put - OTC EUR versus USD		1.372	06/03/2010		100	4	4

						$29	$14

(m)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 30-Year Bond June Futures	$119.000	05/21/2010	47	$42	$23

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	19,800	$138	$23
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		$56,100	264	147
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		56,100	393	303
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		5,000	45	1
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		16,400	233	0

See Accompanying Notes	Annual Report	March 31, 2010	169

Schedule of Investments Investment Grade Corporate Bond Fund (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	$34,800	$274	$11
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	11,700	75	35
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	11,700	47	29
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	29,400	370	0
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	50,600	412	16
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	42,000	449	4
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	14,000	35	35
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	14,000	84	84
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	78,600	664	26
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	17,400	144	0
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	17,400	75	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	30,600	147	91
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	30,600	78	75
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	101,500	1,140	1
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	190,000	933	79
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	62,100	625	20
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	151,000	1,582	14
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	50,000	396	4
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	234,000	2,320	58

							$10,923	$1,056

Credit Default Swaptions
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC iTraxx Europe 12 Index	DUB	Sell	1.350%	06/16/2010	EUR	130,000	$301	$92
Put - OTC iTraxx Europe 12 Index	GSC	Sell	1.150%	04/21/2010		58,700	123	1
Call - OTC iTraxx Europe 12 Index	GSC	Buy	0.750%	04/21/2010		58,700	123	150
Put - OTC iTraxx Europe 12 Index	JPM	Sell	1.150%	04/21/2010		230,000	482	2
Call - OTC iTraxx Europe 12 Index	JPM	Buy	0.750%	04/21/2010		230,000	482	589
Put - OTC iTraxx Europe 12 Index	MSC	Sell	1.500%	06/16/2010		200,000	503	78

							$2,014	$912

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	04/20/2010	$52,000	$247	$6
Call - OTC USD versus JPY		94.000	04/20/2010	52,000	247	436

					$494	$442

Inflation Cap
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BNP	215.969	Maximum of ((Index Final/Index Initial - 1) -2.500%) or $0	12/14/2010	$15,000	$60	$23

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/12/2020	$27,900	$240	$230

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	664	$457,989	EUR	25,800	$5,267
Sales	1,923	2,798,500		927,200	23,296
Closing Buys	(2,496)	(1,786,289)		(25,800)	(14,440)
Expirations	(44)	(18,300)		0	(350)
Exercised	0	0		0	0

Balance at 03/31/2010	47	$1,451,900	EUR	927,200	$13,773

170	PIMCO Funds	See Accompanying Notes

March 31, 2010

(n)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Fannie Mae	5.500%	05/01/2040	$13,000	$13,666	$13,646
Fannie Mae	5.500%	06/01/2040	2,000	2,108	2,097

				$15,774	$15,743

(o)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	2,499	04/2010	BOA	$0	$(14)	$(14)
Sell		1,596	04/2010	CITI	0	(6)	(6)
Buy		46,355	04/2010	JPM	668	0	668
Buy		2,900	04/2010	RBC	69	0	69
Buy		17,310	04/2010	RBS	62	0	62
Sell	BRL	14,210	04/2010	DUB	0	(291)	(291)
Buy		79,665	04/2010	GSC	0	(694)	(694)
Buy		30,335	04/2010	HSBC	508	0	508
Sell		95,790	04/2010	MSC	0	(201)	(201)
Buy		95,790	06/2010	MSC	206	0	206
Buy	CAD	9,029	04/2010	JPM	231	0	231
Buy	CLP	27,495	01/2011	JPM	0	(3)	(3)
Buy	CNY	235,515	08/2010	HSBC	0	(177)	(177)
Buy		10,693	11/2010	BCLY	0	(21)	(21)
Buy		17,340	11/2010	CITI	0	(36)	(36)
Buy	CNY	44,732	11/2010	DUB	0	(101)	(101)
Buy		17,614	11/2010	MSC	0	(43)	(43)
Buy		157,230	01/2011	CITI	0	(277)	(277)
Buy		140,150	06/2011	DUB	0	(87)	(87)
Buy	EUR	628	04/2010	BCLY	0	(2)	(2)
Sell		26,516	04/2010	CITI	624	0	624
Buy		9,286	04/2010	CSFB	0	(130)	(130)
Sell		11,647	04/2010	DUB	88	0	88
Buy		1,400	04/2010	GSC	0	(90)	(90)
Sell		9,156	04/2010	GSC	174	0	174
Sell		112,859	04/2010	JPM	2,621	0	2,621
Buy		5,528	04/2010	MSC	0	(94)	(94)
Buy		887	04/2010	RBC	0	(3)	(3)
Buy		295	04/2010	RBS	0	(1)	(1)
Sell		3,130	04/2010	UBS	66	0	66
Sell	GBP	54,270	06/2010	RBS	0	(520)	(520)
Buy	IDR	167,588,000	09/2010	RBS	1,439	0	1,439
Buy	INR	328,978	03/2011	BCLY	49	0	49
Buy		157,905	03/2011	HSBC	18	0	18
Buy		163,537	03/2011	JPM	9	0	9
Buy		186,250	03/2011	UBS	16	0	16
Sell	JPY	842,089	04/2010	BNP	296	0	296
Sell		2,009,389	04/2010	HSBC	705	0	705
Buy		244,180	04/2010	MSC	0	(77)	(77)
Buy	KRW	1,361,000	07/2010	BCLY	49	0	49
Buy		2,700,719	07/2010	DUB	101	0	101
Buy		2,243,619	07/2010	MSC	77	0	77
Buy		5,370,354	08/2010	MSC	159	0	159
Buy		2,415,093	11/2010	BCLY	55	0	55
Sell		706,380	11/2010	BCLY	0	(19)	(19)
Sell		708,464	11/2010	BOA	0	(21)	(21)
Buy		2,131,514	11/2010	CITI	39	0	39
Sell		2,886,324	11/2010	CITI	0	(51)	(51)
Sell		616,178	11/2010	DUB	0	(10)	(10)
Sell		328,440	11/2010	GSC	0	(8)	(8)
Buy		4,941,497	11/2010	JPM	13	(10)	3
Sell		666,814	11/2010	JPM	0	(15)	(15)
Buy		3,200,058	11/2010	MSC	26	0	26
Buy		1,271,002	01/2011	DUB	24	0	24
Buy		26,634,990	01/2011	GSC	412	0	412
Buy		7,973,342	01/2011	JPM	149	0	149
Buy	MXN	5,250	04/2010	DUB	13	0	13
Sell		2,785	04/2010	DUB	0	(1)	(1)
Buy		5,237	04/2010	GSC	28	0	28
Buy		116,776	04/2010	HSBC	247	0	247
Buy		61,946	04/2010	JPM	128	0	128
Sell		606,541	04/2010	JPM	0	(1,709)	(1,709)

See Accompanying Notes	Annual Report	March 31, 2010	171

Schedule of Investments Investment Grade Corporate Bond Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	420,116	04/2010	UBS	$2,917	$0	$2,917
Buy		2,785	09/2010	DUB	1	0	1
Buy		364,829	09/2010	JPM	679	0	679
Buy	NOK	3,977	05/2010	CITI	0	(5)	(5)
Buy		185,501	05/2010	DUB	0	(384)	(384)
Sell	PHP	237,714	04/2010	BCLY	0	(48)	(48)
Sell		767,227	04/2010	CITI	0	(82)	(82)
Sell		227,300	04/2010	DUB	0	(52)	(52)
Buy		1,232,241	04/2010	HSBC	543	0	543
Buy		237,714	11/2010	BCLY	28	0	28
Buy		767,227	11/2010	CITI	47	(13)	34
Buy		227,300	11/2010	DUB	32	0	32
Buy	PLN	3,132	08/2010	BNP	0	(4)	(4)
Buy		44,073	08/2010	HSBC	0	(55)	(55)
Buy	SGD	1,396	05/2010	DUB	6	0	6
Buy		1,439	05/2010	JPM	8	0	8
Buy		2,984	06/2010	BCLY	32	0	32
Buy		14,511	06/2010	CITI	10	(90)	(80)
Buy		2,356	06/2010	DUB	14	0	14
Buy		1,866	06/2010	UBS	13	0	13
Buy		19,130	09/2010	DUB	63	0	63
Buy	TWD	139	06/2010	BOA	0	0	0
Buy		163	06/2010	DUB	0	0	0
Buy		179	06/2010	MSC	0	0	0
Buy		23	10/2010	BCLY	0	0	0
Buy		66	10/2010	CITI	0	0	0
Buy	ZAR	153	07/2010	BCLY	1	0	1

					$13,763	$(5,445)	$8,318

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$14,197	$5,049,697	$0	$5,063,894
U.S. Treasury Obligations	0	279,346	0	279,346
Short-Term Instruments	224,584	29,986	0	254,570
Other Investments +++	15,804	547,414	0	563,218

Investments, at value	$254,585	$5,906,443	$0	$6,161,028
Short Sales, at value	$0	$(15,743)	$0	$(15,743)
Financial Derivative Instruments ++++	$8,063	$51,946	$(1,165)	$58,844

Totals	$262,648	$5,942,646	$(1,165)	$6,204,129

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Financial Derivative Instruments ++++	$0	$(2,314)	$0	$0	$1,149	$0	$(1,165)	$1,149

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

172	PIMCO Funds	See Accompanying Notes

March 31, 2010

(q)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$14	$0	$0	$0	$14
Variation margin receivable ^^	2,599	0	0	0	0	2,599
Unrealized appreciation on foreign currency contracts	0	13,763	0	0	0	13,763
Unrealized appreciation on swap agreements	12,085	0	40,550	0	0	52,635

	$14,684	$13,777	$40,550	$0	$0	$69,011

Liabilities:
Written options outstanding	$1,332	$442	$912	$0	$0	$2,686
Unrealized depreciation on foreign currency contracts	0	5,445	0	0	0	5,445
Unrealized depreciation on swap agreements	174	0	7,298	0	0	7,472

	$1,506	$5,887	$8,210	$0	$0	$15,603

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on investments (purchased options)	$2,623	$(341)	$0	$0	$0	$2,282
Net realized gain on futures contracts, written options and swaps	51,151	325	24,562	0	0	76,038
Net realized gain on foreign currency transactions	0	14,762	0	0	0	14,762

	$53,774	$14,746	$24,562	$0	$0	$93,082

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(2,602)	$(62)	$0	$0	$0	$(2,664)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(5,521)	18	34,114	0	0	28,611
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	13,085	0	0	0	13,085

	$(8,123)	$13,041	$34,114	$0	$0	$39,032

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $8,049 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2010	173

Schedule of Investments  Long-Term U.S. Government Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 5.3%

BANKING & FINANCE 4.8%

Bank of America Corp.
0.511% due 10/14/2016	$5,000	$4,529
0.756% due 09/11/2012	23,305	22,960

Goldman Sachs Group, Inc.
0.429% due 02/06/2012	5,100	5,075
0.551% due 06/28/2010	2,300	2,302

HSBC Finance Corp.
0.501% due 01/15/2014	5,000	4,809
0.682% due 06/01/2016	3,000	2,848

International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,766

Morgan Stanley
0.701% due 10/18/2016	9,400	8,608
0.731% due 10/15/2015	3,000	2,783
2.350% due 05/14/2010	6,900	6,915

Textron Financial Corp.
4.600% due 05/03/2010	3,000	3,000

U.S. Trade Funding Corp.
4.260% due 11/15/2014	4,214	4,425

Wachovia Bank N.A.
1.150% due 05/14/2010	1,450	1,452

		72,472

INDUSTRIALS 0.5%

Avon Products, Inc.
5.125% due 01/15/2011	2,800	2,899

Gannett Co., Inc.
5.750% due 06/01/2011	2,200	2,247

Loews Corp.
5.250% due 03/15/2016	3,000	3,130

		8,276

Total Corporate Bonds & Notes (Cost $79,653)		80,748

MUNICIPAL BONDS & NOTES 0.8%

Anaheim, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	5,345	5,182

Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	100	102

California State Los Angeles Community College District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,388

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	600	626

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
5.999% due 12/01/2044	355	373

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	2,000	2,040

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	691

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	194

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	$100	$101

Total Municipal Bonds & Notes (Cost $11,537)		11,697

U.S. GOVERNMENT AGENCIES 24.2%

Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	15,489	6,454
0.289% due 07/25/2037	2,001	1,917
0.429% due 03/18/2031	641	640
0.479% due 06/25/2044	8	8
0.679% due 10/25/2030	13	13
0.829% due 10/25/2017	169	169
1.129% due 04/25/2032	148	150
1.300% due 03/25/2022	110	112
1.671% due 06/01/2043 - 03/01/2044	1,631	1,637
2.653% due 10/01/2024	66	67
2.907% due 12/01/2027	62	64
2.970% due 08/01/2026	17	17
3.065% due 05/01/2025	21	22
3.067% due 11/01/2023	226	235
3.125% due 10/01/2024	1	1
3.174% due 02/01/2028	19	20
3.182% due 11/01/2034	346	360
3.232% due 07/01/2035	505	522
4.000% due 03/01/2029	621	618
4.250% due 04/25/2037	365	311
4.500% due 06/01/2023 - 09/01/2035	8,058	8,106
4.700% due 04/01/2028	89	93
5.000% due 02/01/2027 - 08/25/2036	12,150	12,110
5.375% due 04/11/2022	11,900	12,576
5.380% due 07/01/2033	2,326	2,371
5.500% due 07/01/2024 - 09/01/2036	13,381	13,984
5.625% due 04/17/2028	200	216
5.800% due 02/09/2026	15,000	15,507
6.000% due 01/01/2019 - 09/01/2036	2,473	2,660
6.250% due 12/25/2013	4	4
6.500% due 02/01/2022 - 08/01/2037	7,300	8,001
6.750% due 06/25/2032	6,702	7,185
6.900% due 05/25/2023	170	187
6.950% due 07/25/2020	45	50
7.000% due 06/25/2022 - 03/01/2038	4,732	5,270
7.800% due 10/25/2022	26	29
9.000% due 08/01/2021 - 11/01/2030	73	85

Farmer Mac
7.344% due 07/25/2011	1,476	1,475

Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	21,487
5.050% due 03/28/2019	1,000	1,068
5.125% due 07/09/2029	675	697
5.150% due 03/25/2020	1,000	1,077
5.750% due 12/07/2028	500	541

Federal Housing Administration
6.896% due 07/01/2020	1,152	1,141
7.000% due 11/25/2019	280	277
7.430% due 11/01/2019 - 06/01/2024	608	607

Financing Corp.
0.000% due 09/26/2019	2,500	1,609

Freddie Mac
0.000% due 12/11/2025	11,600	4,981
0.630% due 01/15/2033	360	360

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.730% due 04/15/2029 - 12/15/2032	$491	$492
0.780% due 06/15/2031	165	166
1.250% due 09/15/2021	53	53
1.681% due 10/25/2044	6,903	6,614
1.881% due 07/25/2044	1,869	1,794
2.500% due 05/01/2022	6	6
2.521% due 01/01/2028	22	22
2.544% due 01/01/2028	154	158
2.576% due 12/01/2024	52	54
2.619% due 02/01/2028	227	234
3.175% due 06/01/2022	5	5
3.200% due 09/01/2027	36	37
3.256% due 10/01/2026	24	24
3.500% due 08/01/2035	54	50
4.000% due 09/15/2030	31	33
4.230% due 10/25/2023	79	75
4.500% due 02/10/2020 - 07/15/2035	20,233	18,980
5.000% due 02/15/2032 - 07/15/2033	5,527	5,862
5.500% due 12/15/2021 - 06/15/2035	9,478	9,676
5.625% due 11/23/2035	19,400	19,672
6.000% due 04/01/2022 - 05/15/2036	32,715	34,710
6.250% due 09/15/2023	2,639	2,760
6.500% due 08/01/2022 - 10/25/2043	2,034	2,199
7.000% due 07/15/2012 - 01/15/2024	578	635
7.000% due 12/15/2023 (a)	1	0

Ginnie Mae
1.179% due 03/20/2031	874	878
3.125% due 12/20/2017 - 11/20/2027	261	266
3.625% due 09/20/2017 - 09/20/2026	398	410
4.375% due 02/20/2017 - 05/20/2030	1,121	1,158
4.500% due 03/20/2021 - 05/20/2032	268	278
5.500% due 09/20/2021	14	15
6.000% due 03/15/2021 - 10/15/2035	3,075	3,281
6.500% due 08/20/2034 - 09/20/2034	64	70
7.000% due 03/16/2029	539	579

Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	27,558	14,906
5.500% due 09/18/2023 - 09/18/2033	38,400	41,723

Overseas Private Investment Corp.
4.736% due 03/15/2022	3,776	3,860

Private Export Funding Corp.
5.000% due 12/15/2016	7,200	7,775

Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	34,000	12,263

Small Business Administration
5.240% due 08/01/2023	4,254	4,464

Tennessee Valley Authority
4.875% due 01/15/2048	11,700	10,820
5.250% due 09/15/2039	2,500	2,481
5.375% due 04/01/2056	18,000	18,077
5.880% due 04/01/2036	2,100	2,262

Total U.S. Government Agencies (Cost $357,235)		366,968

174	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 73.9%

U.S. Treasury Bonds
4.250% due 05/15/2039	$26,977	$25,004
4.375% due 02/15/2038	22,000	20,928
4.375% due 11/15/2039 (c)	59,450	56,236
4.500% due 08/15/2039 (c)(d)	121,400	117,284
4.625% due 02/15/2040	17,250	17,008
5.250% due 11/15/2028	37,302	40,613
5.375% due 02/15/2031	82,800	91,623
5.500% due 08/15/2028	98,900	110,799
6.125% due 11/15/2027 (d)	131,500	157,512
6.125% due 08/15/2029	9,400	11,318
6.500% due 11/15/2026 (c)	141,700	175,885
8.000% due 11/15/2021	20,000	27,256
8.750% due 08/15/2020	70,800	100,071

U.S. Treasury Notes
0.875% due 02/29/2012	650	649

U.S. Treasury Strips
0.000% due 08/15/2020	7,000	4,505
0.000% due 08/15/2022	87,100	50,296
0.000% due 11/15/2022	25,000	14,126
0.000% due 05/15/2026	2,200	1,014
0.000% due 02/15/2027	16,000	7,070
0.000% due 11/15/2027	16,300	7,015
0.000% due 05/15/2028	4,500	1,863
0.000% due 05/15/2030	24,300	9,232
0.000% due 02/15/2031	28,500	10,444
0.000% due 02/15/2032	22,500	7,648
0.000% due 05/15/2032	1,300	436
0.000% due 08/15/2032	22,500	7,442
0.000% due 02/15/2033	20,400	6,591
0.000% due 05/15/2037	7,100	1,907
0.000% due 05/15/2038	36,000	9,104
0.000% due 05/15/2039	69,200	16,667
0.000% due 08/15/2039	25,500	6,032
0.000% due 11/15/2039	31,400	7,294

Total U.S. Treasury Obligations (Cost $1,157,428)		1,120,872

MORTGAGE-BACKED SECURITIES 6.1%

American Home Mortgage Investment Trust
5.000% due 09/25/2035	3,140	3,040

Banc of America Commercial Mortgage, Inc.
4.589% due 07/10/2043	404	416
5.451% due 01/15/2049	372	365
5.706% due 02/10/2051	551	566

Banc of America Funding Corp.
4.484% due 02/20/2036	6,231	5,666

Bear Stearns Adjustable Rate Mortgage Trust
2.810% due 03/25/2035	4,114	3,852
3.399% due 02/25/2033	39	33
3.537% due 02/25/2034	743	632
3.553% due 01/25/2034	249	237
4.330% due 10/25/2035	4,400	3,911
5.382% due 04/25/2033	286	273

Bear Stearns Alt-A Trust
5.158% due 09/25/2035	1,301	964

Bear Stearns Commercial Mortgage Securities
5.694% due 06/11/2050	1,120	1,110
5.719% due 06/11/2040	963	1,003
5.746% due 09/11/2042	771	821

Bear Stearns Mortgage Securities, Inc.
3.352% due 06/25/2030	11	10

Citigroup Mortgage Loan Trust, Inc.
2.760% due 10/25/2035	2,575	2,138

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	241	247
5.886% due 11/15/2044	406	407

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commercial Mortgage Pass-Through Certificates
5.816% due 12/10/2049	$513	$514

Countrywide Alternative Loan Trust
0.409% due 05/25/2047	1,434	754
0.439% due 05/25/2035	1,241	719
5.500% due 10/25/2033	7,143	5,650

Countrywide Home Loan Mortgage Pass-Through Trust
0.519% due 04/25/2035	398	226
0.549% due 03/25/2035	2,114	1,144
0.569% due 06/25/2035	1,658	1,463
6.000% due 10/25/2034	5,802	5,135

Credit Suisse First Boston Mortgage Securities Corp.
3.169% due 07/25/2033	755	692
6.500% due 04/25/2033	9	8

Deutsche ALT-A Securities, Inc.
0.299% due 01/25/2047	140	136

First Horizon Asset Securities, Inc.
2.916% due 12/25/2033	677	638

First Republic Mortgage Loan Trust
0.709% due 06/25/2030	156	142

GMAC Mortgage Corp. Loan Trust
4.057% due 06/25/2034	810	682

Greenwich Capital Commercial Funding Corp.
4.619% due 08/10/2042	403	415
5.381% due 03/10/2039	636	655

GS Mortgage Securities Corp. II
0.318% due 03/06/2020	914	882

GSR Mortgage Loan Trust
6.000% due 03/25/2032	2	1

Harborview Mortgage Loan Trust
0.319% due 01/19/2038	200	198
0.449% due 05/19/2035	985	586
0.469% due 03/19/2036	1,132	630
4.154% due 07/19/2035	1,640	1,303

Impac CMB Trust
0.479% due 10/25/2035	5,641	3,280
5.265% due 09/25/2034	2,325	1,824

JPMorgan Chase Commercial Mortgage Securities Corp.
5.729% due 02/12/2049	804	824
5.746% due 02/12/2049	4,508	4,487
5.794% due 02/12/2051	574	573
5.882% due 02/15/2051	206	202

JPMorgan Mortgage Trust
3.442% due 07/25/2035	2,146	2,026

MASTR Asset Securitization Trust
5.500% due 09/25/2033	444	455

Merrill Lynch Countrywide Commercial Mortgage Trust
0.768% due 07/09/2021	1,500	1,311

Morgan Stanley Capital I
0.289% due 10/15/2020	885	815

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	5,200	3,550

Residential Accredit Loans, Inc.
0.529% due 08/25/2035	948	547
0.629% due 01/25/2033	112	94
0.629% due 03/25/2033	371	318
6.000% due 06/25/2036	3,509	1,901

Sequoia Mortgage Trust
0.579% due 10/19/2026	71	53
0.579% due 07/20/2033	973	781
0.609% due 10/20/2027	34	28

Structured Adjustable Rate Mortgage Loan Trust
0.449% due 05/25/2037	3,242	1,907

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Mortgage Investments, Inc.
0.329% due 09/25/2047	$138	$135
0.439% due 04/25/2036	5,921	3,203
0.449% due 05/25/2036	338	176
0.889% due 09/19/2032	39	32
1.069% due 10/19/2033	253	208

Structured Asset Securities Corp.
2.595% due 01/25/2032	3	3

Wachovia Bank Commercial Mortgage Trust
0.322% due 09/15/2021	702	627
5.090% due 07/15/2042	218	228

WaMu Mortgage Pass-Through Certificates
0.459% due 04/25/2045	788	630
0.489% due 11/25/2045	76	59
0.519% due 10/25/2045	1,495	1,154
0.539% due 01/25/2045	1,488	1,152
0.769% due 12/25/2027	1,080	940
1.281% due 12/25/2046	1,297	780
1.471% due 02/25/2046	2,147	1,636
1.471% due 08/25/2046	6,150	3,641
1.760% due 05/25/2041	143	130
1.871% due 06/25/2042	77	60
1.871% due 08/25/2042	47	34
3.328% due 08/25/2046	827	524

Wells Fargo Mortgage-Backed Securities Trust
4.986% due 03/25/2036	5,248	4,343

Total Mortgage-Backed Securities (Cost $115,801)		92,935

ASSET-BACKED SECURITIES 1.0%

Accredited Mortgage Loan Trust
0.279% due 02/25/2037	263	261

Amortizing Residential Collateral Trust
0.499% due 06/25/2032	15	11
0.809% due 07/25/2032	23	21

Bear Stearns Asset-Backed Securities Trust
0.729% due 11/25/2042	1,225	1,082
0.889% due 10/25/2032	199	177

Carrington Mortgage Loan Trust
0.549% due 10/25/2035	485	456

CIT Group Home Equity Loan Trust
0.499% due 06/25/2033	30	24

Conseco Financial Corp.
7.200% due 04/15/2026	6	6

Countrywide Asset-Backed Certificates
0.339% due 10/25/2046	72	70
0.389% due 02/25/2036	61	60

Credit-Based Asset Servicing & Securitization LLC
0.289% due 11/25/2036	105	79
0.319% due 12/25/2037	2	1

First Franklin Mortgage Loan Asset-Backed Certificates
0.279% due 11/25/2036	222	217
0.279% due 03/25/2037	271	261

Ford Credit Auto Owner Trust
1.650% due 06/15/2012	6,617	6,661

Fremont Home Loan Trust
0.289% due 01/25/2037	385	308

GSRPM Mortgage Loan Trust
0.349% due 03/25/2035	140	135

Home Equity Mortgage Trust
0.409% due 05/25/2036	4,218	2,774

HSI Asset Securitization Corp. Trust
0.279% due 12/25/2036	145	112

LA Arena Funding LLC
7.656% due 12/15/2026	74	70

See Accompanying Notes	Annual Report	March 31, 2010	175

Schedule of Investments Long-Term U.S. Government Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts Educational Financing Authority
1.199% due 04/25/2038	$1,185	$1,183

SACO I, Inc.
0.609% due 11/25/2035	1,102	504

Soundview Home Equity Loan Trust
0.289% due 11/25/2036	293	175

Structured Asset Securities Corp.
0.279% due 10/25/2036	200	198

Washington Mutual Asset-Backed Certificates
0.289% due 10/25/2036	525	352

Total Asset-Backed Securities (Cost $17,844)		15,198

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.1%

REPURCHASE AGREEMENTS 1.1%

Barclays Capital, Inc.
0.030% due 04/01/2010	$1,000	$1,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $1,022. Repurchase proceeds are $1,000.)

JPMorgan Chase Bank N.A.
0.140% due 04/08/2010	6,377	6,377
(Dated 03/12/2010. Collateralized by U.S. Treasury Bonds 4.375% due 11/15/2039 valued at $6,352. Repurchase proceeds are $6,377.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	9,573	9,573
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 06/17/2010 valued at $9,767. Repurchase proceeds are $9,573.)

		16,950

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 0.0%
17,465	$175

Total Short-Term Instruments (Cost $17,125)	17,125

Total Investments 112.4% (Cost $1,756,623)	$1,705,543

Written Options (f) (0.1%) (Premiums $2,514)	(882)

Other Assets and Liabilities (Net) (12.3%)	(187,810)

Net Assets 100.0%	$1,516,851

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Affiliated to the Fund.
(c)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $129,004 at a weighted average interest rate of 0.186%. On March 31, 2010, securities valued at $182,989 were pledged as collateral for reverse repurchase agreements.
(d)	Securities with an aggregate market value of $2,383 has been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	1,103	$1,338
90-Day Eurodollar June Futures	Long	06/2010	715	2,645
90-Day Eurodollar September Futures	Long	09/2010	511	1,087
U.S. Treasury 5-Year Note June Futures	Long	06/2010	40	(27)
Ultra Long-Term U.S. Treasury Bond June Futures	Long	06/2010	169	(176)

				$4,867

(e)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Avon Products, Inc.	CSFB	(0.150%	)	03/20/2011	0.270%	$2,800	$3	$0	$3
Bank of America Corp.	MLP	(0.170%	)	12/20/2016	1.197%	5,000	303	0	303
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	1.659%	5,000	262	0	262
Gannett Co., Inc.	JPM	(0.330%	)	06/20/2011	1.193%	2,200	23	0	23
HSBC Finance Corp.	BNP	(0.165%	)	12/20/2013	0.791%	5,000	112	0	112
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	0.961%	3,000	125	0	125
International Lease Finance Corp.	GSC	(0.200%	)	03/20/2013	3.409%	2,900	253	0	253
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.659%	3,000	62	0	62
Morgan Stanley	RBS	(0.275%	)	12/20/2015	1.375%	3,000	169	0	169
Morgan Stanley	RBS	(0.320%	)	12/20/2016	1.381%	4,400	273	0	273
Omnicom Group, Inc.	MSC	(0.390%	)	06/20/2016	0.879%	1,500	42	0	42
Reed Elsevier Capital, Inc.	MSC	(0.280%	)	06/20/2012	0.351%	900	1	0	1
Textron Financial Corp.	JPM	(0.110%	)	06/20/2010	0.663%	3,000	4	0	4
Wells Fargo Bank N.A.	GSC	(0.140%	)	03/20/2015	1.070%	5,000	213	0	213

							$1,845	$0	$1,845

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

176	PIMCO Funds	See Accompanying Notes

March 31, 2010

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB	$11,000	$290	$147	$143
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS	74,400	2,072	0	2,072
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	23,800	609	(234)	843
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	51,000	1,304	(151)	1,455
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	CITI	6,200	262	122	140

						$4,537	$(116)	$4,653

(f)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$119.000	04/23/2010	228	$71	$10
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	132	80	17

				$151	$27

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	$25,700	$46	$0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	25,700	203	1
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	17,000	109	51
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	17,000	68	42
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	7,300	92	0
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	12,600	103	4
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	31,400	329	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	37,000	361	12
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	82,100	386	215
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	85,800	601	464

							$2,298	$789

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/12/2020	$8,000	$65	$66

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	0	$31,700	$997
Sales	3,202	488,700	4,469
Closing Buys	(2,842)	(169,700)	(2,951)
Expirations	0	(1,100)	(1)
Exercised	0	0	0

Balance at 03/31/2010	360	$349,600	$2,514

(g)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	04/01/2040	$2,000	$2,019	$2,004
Fannie Mae	5.500%	06/01/2040	2,000	2,110	2,097
Fannie Mae	6.000%	05/01/2040	1,000	1,071	1,067

				$5,200	$5,168

See Accompanying Notes	Annual Report	March 31, 2010	177

Schedule of Investments Long-Term U.S. Government Fund (Cont.)

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$76,323	$4,425	$80,748
U.S. Government Agencies	0	363,467	3,501	366,968
U.S. Treasury Obligations	0	1,120,872	0	1,120,872
Mortgage-Backed Securities	0	92,935	0	92,935
Other Investments +++	175	43,845	0	44,020

Investments, at value	$175	$1,697,442	$7,926	$1,705,543
Short Sales, at value	$0	$(5,168)	$0	$(5,168)
Financial Derivative Instruments ++++	$4,867	$5,682	$(66)	$10,483

Totals	$5,042	$1,697,956	$7,860	$1,710,858

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Corporate Bonds & Notes	$0	$(971)	$0	$0	$(224)	$5,620	$4,425	$(143)
U.S. Government Agencies	7,801	(594)	(1)	(14)	169	(3,860)	3,501	(17)

Investments, at value	$7,801	$(1,565)	$(1)	$(14)	$(55)	$1,760	$7,926	$(160)
Financial Derivative Instruments ++++	$0	$(66)	$0	$0	$0	$0	$(66)	$0

Totals	$7,801	$(1,631)	$(1)	$(14)	$(55)	$1,760	$7,860	$(160)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(i)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$344	$0	$0	$0	$0	$344
Unrealized appreciation on swap agreements	4,653	0	1,845	0	0	6,498

	$4,997	$0	$1,845	$0	$0	$6,842

Liabilities:
Written options outstanding	$882	$0	$0	$0	$0	$882

178	PIMCO Funds	See Accompanying Notes

March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(22)	$0	$0	$0	$0	$(22)
Net realized gain (loss) on futures contracts, written options and swaps	31,673	0	(4,817)	0	0	26,856

	$31,651	$0	$(4,817)	$0	$0	$26,834

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(2,629)	$0	$0	$0	$0	$(2,629)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(5,167)	0	(3,105)	0	0	(8,272)

	$(7,796)	$0	$(3,105)	$0	$0	$(10,901)

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $4,867 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2010	179

Schedule of Investments  Low Duration Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%

CIT Group, Inc.
9.500% due 01/20/2012	$10,350	$10,617

Daimler Finance North America LLC
4.230% due 08/03/2012	17,400	17,400

West Corp.
2.622% due 10/24/2013	5	5
2.624% due 10/23/2013	1	1
2.624% due 10/24/2013	4	5
2.625% due 10/24/2013	8	8
4.122% due 07/15/2016	751	750
4.124% due 07/15/2016	886	884
4.125% due 07/15/2016	1,278	1,276

Total Bank Loan Obligations (Cost $30,052)		30,946

CORPORATE BONDS & NOTES 30.3%

BANKING & FINANCE 26.4%

AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	23,500	23,862

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	16,900	18,423

American Express Bank FSB
0.289% due 04/26/2010	4,100	4,100
0.310% due 07/13/2010	4,100	4,100
0.359% due 05/29/2012	75	74
5.500% due 04/16/2013	24,000	25,721

American Express Centurion Bank
0.310% due 07/13/2010	3,595	3,595

American Express Co.
6.150% due 08/28/2017	1,800	1,940

American Express Credit Corp.
0.378% due 10/04/2010	1,309	1,309
0.390% due 06/16/2011	617	613
0.409% due 12/02/2010	7,300	7,298
1.629% due 05/27/2010	503	504
5.875% due 05/02/2013	3,000	3,255

American Express Travel Related Services Co., Inc.
0.429% due 06/01/2011	23,353	23,040

American General Finance Corp.
4.000% due 03/15/2011	400	392
4.625% due 09/01/2010	4,000	3,994
4.875% due 05/15/2010	14,500	14,494
4.875% due 07/15/2012	200	189
5.375% due 10/01/2012	80	75
5.625% due 08/17/2011	24,304	23,781
5.900% due 09/15/2012	335	321
6.900% due 12/15/2017	825	724

American International Group, Inc.
0.361% due 10/18/2011	1,500	1,437
4.950% due 03/20/2012	7,700	7,861
5.050% due 10/01/2015	10,000	9,296
5.375% due 10/18/2011	4,600	4,726
5.450% due 05/18/2017	10,000	9,208
5.850% due 01/16/2018	33,700	31,357
8.250% due 08/15/2018	16,900	17,760

ANZ National International Ltd.
6.200% due 07/19/2013	23,600	26,025

AvalonBay Communities, Inc.
6.125% due 11/01/2012	37	40

BA Covered Bond Issuer
5.500% due 06/14/2012	25,000	26,702

Banco Santander Chile
2.875% due 11/13/2012	65,700	65,947

Bank of America Corp.
2.100% due 04/30/2012	90,100	91,806

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 06/22/2012	$50,000	$51,254
3.125% due 06/15/2012	100,000	103,967

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015	31,800	32,164

Barclays Bank PLC
0.424% due 03/23/2017	16,500	15,295
3.250% due 01/28/2015	13,000	12,868
6.050% due 12/04/2017	1,200	1,239
10.179% due 06/12/2021	560	732

Bear Stearns Cos. LLC
0.370% due 05/18/2010	23,100	23,104
0.460% due 08/15/2011	800	801
4.500% due 10/28/2010	12,000	12,276
6.950% due 08/10/2012	86,390	95,759
7.250% due 02/01/2018	500	577

BNP Paribas
5.186% due 06/29/2049	6,900	6,124

Chukchansi Economic Development Authority
4.024% due 11/15/2012	6,000	4,710

CIT Group, Inc.
7.000% due 05/01/2013	2,509	2,459
7.000% due 05/01/2014	4,214	3,993
7.000% due 05/01/2015	1,514	1,416
7.000% due 05/01/2016	2,524	2,335
7.000% due 05/01/2017	3,534	3,269

Citibank N.A.
1.375% due 08/10/2011	500,000	504,207
1.875% due 05/07/2012	158,100	160,232
1.875% due 06/04/2012	4,300	4,354

Citigroup Funding, Inc.
1.299% due 05/07/2010	8,500	8,507
1.875% due 10/22/2012	22,700	22,895
1.875% due 11/15/2012	55	55
2.250% due 12/10/2012	3,700	3,762
5.700% due 06/30/2011	750	788

Citigroup, Inc.
0.400% due 05/18/2010	4,400	4,400
2.125% due 04/30/2012	83,800	85,377
2.875% due 12/09/2011	60,000	61,935
5.100% due 09/29/2011	1,500	1,564
5.125% due 02/14/2011	27,165	27,986
5.300% due 10/17/2012	3,500	3,678
5.500% due 04/11/2013	48,420	50,914
5.500% due 02/15/2017	1,450	1,434
5.625% due 08/27/2012	14,600	15,313
6.000% due 02/21/2012	7,004	7,432
6.125% due 11/21/2017	300	309
6.375% due 08/12/2014	190	203

Countrywide Financial Corp.
5.800% due 06/07/2012	140	149

Credit Agricole S.A.
0.302% due 05/28/2010	24,400	24,402

Credit Suisse Guernsey
0.940% due 05/29/2049	270	212

Credit Suisse New York
5.000% due 05/15/2013	8,145	8,760

Danske Bank A/S
2.500% due 05/10/2012	3,000	3,060

Dexia Credit Local
0.652% due 03/05/2013	135,700	135,922
0.899% due 09/23/2011	28,000	28,212

DnB NOR Bank ASA
0.482% due 09/01/2016	16,300	15,878

El Paso Performance-Linked Trust
7.750% due 07/15/2011	18,550	19,297

Ford Motor Credit Co. LLC
3.001% due 01/13/2012	27,805	27,040
7.000% due 10/01/2013	9,900	10,252

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.250% due 10/25/2011	$900	$931
7.375% due 02/01/2011	13,310	13,645
7.875% due 06/15/2010	3,350	3,381
8.000% due 12/15/2016	600	633
8.625% due 11/01/2010	1,000	1,024
12.000% due 05/15/2015	1,040	1,244

General Electric Capital Corp.
0.383% due 06/20/2014	10,000	9,319
0.450% due 05/11/2016	300	273
2.000% due 09/28/2012	34,000	34,484
2.125% due 12/21/2012	11,400	11,557
2.200% due 06/08/2012	150,000	152,865
2.250% due 03/12/2012	225,000	229,894
2.625% due 12/28/2012	23,500	24,148
3.000% due 12/09/2011	142,800	147,629

GMAC, Inc.
2.200% due 12/19/2012	885	899
6.000% due 12/15/2011	3,500	3,502
6.625% due 05/15/2012	14,318	14,536
6.750% due 12/01/2014	2,000	1,989
6.750% due 12/01/2014	1,128	1,134
6.875% due 09/15/2011	50	51
6.875% due 08/28/2012	6,444	6,520
7.250% due 03/02/2011	3,500	3,559
7.250% due 03/02/2011	52,800	53,988
7.500% due 12/31/2013	1,500	1,541
8.300% due 02/12/2015	2,400	2,526

Goldman Sachs Group, Inc.
0.701% due 03/22/2016	15,000	14,255
3.250% due 06/15/2012	125,000	130,406
4.500% due 06/15/2010	125	126
5.300% due 02/14/2012	3,000	3,195
5.450% due 11/01/2012	600	649
5.950% due 01/18/2018	500	523
6.750% due 10/01/2037	500	501

HCP, Inc.
5.650% due 12/15/2013	725	758
5.950% due 09/15/2011	1,900	1,983

Hospitality Properties Trust
6.300% due 06/15/2016	7,500	7,387

HSBC Capital Funding LP
4.610% due 12/29/2049	3,900	3,599
9.547% due 12/29/2049	20,046	20,367

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	1,100	984

HSBC Finance Corp.
7.000% due 05/15/2012	850	927

ING Bank NV
3.900% due 03/19/2014	22,400	23,534

International Lease Finance Corp.
0.472% due 05/24/2010	16,250	16,251
0.581% due 07/01/2011	1,000	939
4.875% due 09/01/2010	6,000	6,001
5.000% due 04/15/2010	7,500	7,501
5.300% due 05/01/2012	215	209
5.625% due 09/15/2010	5,500	5,539
5.625% due 09/20/2013	380	359

JPMorgan Chase & Co.
2.200% due 06/15/2012	50,000	51,009
6.000% due 01/15/2018	800	866

KeyBank N.A.
2.502% due 06/02/2010	40,300	40,435

Kreditanstalt fuer Wiederaufbau
1.875% due 01/14/2013	460	462

LBG Capital No. 1 PLC
8.000% due 12/29/2049	1,400	1,205
8.500% due 12/29/2049	700	612

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	1,400	329
5.625% due 01/24/2013 (a)	5,300	1,272

180	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lloyds TSB Bank PLC
2.300% due 04/01/2011	$19,100	$19,428
2.800% due 04/02/2012	122,000	124,496

Longpoint Re Ltd.
5.507% due 11/08/2011	8,500	8,502

Macquarie Bank Ltd.
2.600% due 01/20/2012	21,200	21,648

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	7,000	7,405

Merrill Lynch & Co., Inc.
0.449% due 11/01/2011	6,000	5,931
0.482% due 06/05/2012	25,000	24,543
2.500% due 05/12/2010	4,500	4,510
6.050% due 08/15/2012	10,330	11,039
8.950% due 05/18/2017	180	188

Metropolitan Life Global Funding I
0.290% due 05/17/2010	2,400	2,401
2.875% due 09/17/2012	200	203
5.125% due 04/10/2013	41,000	44,048

Morgan Stanley
0.349% due 05/07/2010	11,117	11,119
0.501% due 01/18/2011	455	455
0.549% due 01/09/2014	150	144
0.731% due 10/15/2015	100	93
2.250% due 03/13/2012	50,000	51,039
2.350% due 05/14/2010	35,150	35,227
3.250% due 12/01/2011	176,300	182,861
6.000% due 05/13/2014	100	108
6.750% due 04/15/2011	90	95

Mystic Re Ltd.
10.252% due 06/07/2011	6,400	6,517

National Australia Bank Ltd.
5.350% due 06/12/2013	6,000	6,552
8.600% due 05/19/2010	230	232

National City Bank
0.348% due 06/18/2010	1,500	1,499
0.622% due 06/07/2017	250	223

National City Bank of Kentucky
6.300% due 02/15/2011	250	257

National City Corp.
0.427% due 06/16/2010	3,000	2,997

National City Preferred Capital Trust I
12.000% due 12/29/2049	21,100	24,577

Nationwide Building Society
4.650% due 02/25/2015	2,600	2,607

Pacific Life Global Funding
5.150% due 04/15/2013	98,678	104,110

Preferred Term Securities XIII Ltd.
0.803% due 03/24/2034	1,834	1,155

Pricoa Global Funding I
0.349% due 01/30/2012	18,300	17,901
0.451% due 09/27/2013	14,770	14,088

Principal Life Income Funding Trusts
0.410% due 11/15/2010	8,100	8,079

Regions Bank
3.250% due 12/09/2011	28,000	29,053

Regions Financial Corp.
0.421% due 06/26/2012	14,600	13,355

Residential Reinsurance 2007 Ltd.
10.502% due 06/07/2010	1,800	1,821

Royal Bank of Scotland Group PLC
0.650% due 04/08/2011	92,300	92,482
3.000% due 12/09/2011	22,400	23,033
6.375% due 02/01/2011	4,870	4,944

Santander Holdings USA, Inc.
4.800% due 09/01/2010	1,800	1,827

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012	$78,100	$78,098

Scotland International Finance No. 2 BV
6.500% due 02/15/2011	9,450	9,248

SLM Corp.
0.409% due 07/26/2010	10,400	10,260
4.426% due 06/15/2015	208	158
5.125% due 08/27/2012	17,745	17,641
5.375% due 01/15/2013	15,225	15,046
5.375% due 05/15/2014	100	95
5.450% due 04/25/2011	9,500	9,671

Societe Generale
5.922% due 04/29/2049	2,800	2,421

SunTrust Bank
6.375% due 04/01/2011	40,400	42,187

Svenska Handelsbanken AB
1.257% due 09/14/2012	34,000	34,271
4.875% due 06/10/2014	175	184

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	85,800	95,454

U.S. Central Federal Credit Union
1.250% due 10/19/2011	41,300	41,563
1.900% due 10/19/2012	13,700	13,835

UBS AG
1.352% due 02/23/2012	34,600	34,784

Wachovia Bank N.A.
0.587% due 03/15/2016	1,750	1,612

Wachovia Corp.
0.527% due 06/15/2017	1,100	1,003
5.500% due 05/01/2013	32,425	35,043

WEA Finance LLC
7.500% due 06/02/2014	40	45

Wells Fargo & Co.
7.980% due 03/29/2049	278,800	292,740

Westpac Banking Corp.
0.731% due 07/16/2014	3,000	3,021
2.250% due 11/19/2012	107,300	108,120
3.250% due 12/16/2011	65,800	68,065

WT Finance (Aust.) Pty Ltd.
4.375% due 11/15/2010	198	201

		4,957,853

INDUSTRIALS 2.1%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	163,818	168,759

Boston Scientific Corp.
4.250% due 01/12/2011	25	25

CC Holdings GS V LLC
7.750% due 05/01/2017	650	712

Colorado Interstate Gas Co.
5.950% due 03/15/2015	4,260	4,511

Comcast Holdings Corp.
10.625% due 07/15/2012	2,420	2,841

Daimler Finance North America LLC
7.750% due 01/18/2011	3,000	3,157

Delta Air Lines, Inc.
7.111% due 03/18/2013	370	387

DISH DBS Corp.
7.125% due 02/01/2016	6,775	6,936

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	300	334

Gaz Capital S.A.
7.510% due 07/31/2013	44,200	48,233

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HJ Heinz Co.
15.590% due 12/01/2020	$700	$866

JC Penney Corp., Inc.
7.950% due 04/01/2017	1,075	1,209

Motorola, Inc.
8.000% due 11/01/2011	50	54

Olin Corp.
6.750% due 06/15/2016	15,000	15,150

PACCAR, Inc.
6.375% due 02/15/2012	42,800	46,494
6.875% due 02/15/2014	19,900	22,725

Reynolds American, Inc.
7.250% due 06/01/2012	5,500	6,012

Ryder System, Inc.
5.950% due 05/02/2011	10,380	10,842

Sonat, Inc.
7.625% due 07/15/2011	900	944

United Airlines, Inc.
10.400% due 05/01/2018	1,700	1,828

Vivendi S.A.
5.750% due 04/04/2013	4,700	5,073

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	25,100	26,807

Weyerhaeuser Co.
6.750% due 03/15/2012	12,410	13,241

Xerox Corp.
7.125% due 06/15/2010	75	76

		387,216

UTILITIES 1.8%

AT&T Corp.
7.300% due 11/15/2011	47,000	51,395

BellSouth Corp.
4.950% due 04/26/2021	35,200	35,280

Kinder Morgan, Inc.
6.500% due 09/01/2012	4,750	5,023

NRG Energy, Inc.
7.375% due 02/01/2016	123,238	122,622

Pacific Gas & Electric Co.
4.200% due 03/01/2011	5,000	5,148

PSEG Power LLC
5.000% due 04/01/2014	2,000	2,110
5.320% due 09/15/2016	989	1,042

Qwest Corp.
7.875% due 09/01/2011	75	80
8.875% due 03/15/2012	1,075	1,183

Southern Power Co.
6.250% due 07/15/2012	1,201	1,314

Teco Energy, Inc.
2.249% due 05/01/2010	200	200

Telecom Italia Capital S.A.
0.861% due 07/18/2011	24,000	23,902

Verizon Wireless Capital LLC
2.851% due 05/20/2011	1,000	1,029
5.250% due 02/01/2012	88,480	94,330

		344,658

Total Corporate Bonds & Notes (Cost $5,514,285)		5,689,727

CONVERTIBLE BONDS & NOTES 0.2%

Bristol-Myers Squibb Co.
0.000% due 09/15/2023	18,950	17,360

See Accompanying Notes	Annual Report	March 31, 2010	181

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Goodrich Petroleum Corp.
3.250% due 12/01/2026	$650	$610

National City Corp.
4.000% due 02/01/2011	26,518	27,115

Total Convertible Bonds & Notes (Cost $44,352)		45,085

MUNICIPAL BONDS & NOTES 0.5%

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	67,100	67,674

Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	35,300	35,569

Total Municipal Bonds & Notes (Cost $102,400)		103,243

U.S. GOVERNMENT AGENCIES 15.1%

Fannie Mae
0.289% due 12/25/2036	8,162	8,061
0.349% due 06/25/2034	831	811
0.429% due 10/27/2037	107,300	107,133
0.579% due 07/25/2037 - 03/25/2044	136,204	135,380
0.609% due 07/25/2037	54,981	54,732
0.629% due 05/25/2031 - 06/25/2032	1,939	1,934
0.699% due 07/25/2037	331	319
0.829% due 05/25/2030	452	450
0.850% due 04/25/2022	11	11
0.879% due 05/25/2030	716	713
0.929% due 10/25/2037	38,342	38,229
0.968% due 03/25/2040	171,573	171,453
1.000% due 04/04/2012 (j)	325,000	323,829
1.671% due 07/01/2042 - 07/01/2044	9,872	9,858
1.721% due 09/01/2041	17,546	17,579
1.750% due 05/07/2013	109,600	109,403
1.871% due 10/01/2030 - 11/01/2039	1,490	1,497
2.081% due 01/01/2021	27	27
2.156% due 03/01/2035	1,288	1,302
2.174% due 07/01/2017	39	40
2.295% due 11/01/2018	3	3
2.348% due 11/01/2017	37	38
2.500% due 07/01/2017	24	24
2.549% due 12/01/2033	397	410
2.575% due 01/01/2024	9	10
2.600% due 01/01/2035	11,758	11,903
2.648% due 11/01/2034	1,713	1,737
2.651% due 08/01/2029	609	624
2.672% due 01/01/2024	139	143
2.730% due 03/01/2035	1,970	1,987
2.871% due 10/01/2034	5,098	5,224
2.921% due 11/01/2027	54	57
2.933% due 04/01/2024	154	160
2.998% due 11/01/2017	26	27
3.073% due 06/01/2022	5	5
3.110% due 06/01/2017	10	10
3.174% due 02/01/2028	260	271
3.177% due 04/01/2034	1,059	1,099
3.195% due 09/01/2035	472	491
3.320% due 09/01/2035	7,193	7,504
3.328% due 07/25/2017	364	381
3.340% due 08/01/2017	5	5
3.344% due 07/01/2018	6	6
3.382% due 05/01/2035	3,050	3,134
3.421% due 07/01/2035	7,806	8,121
3.435% due 10/01/2024	169	176
3.565% due 12/01/2017	20	21
3.679% due 09/01/2032	1,588	1,646
4.000% due 05/01/2011	115	118
4.106% due 07/01/2023	84	88

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 05/25/2033	$6,262	$6,530
4.464% due 02/01/2028	8	9
4.500% due 09/01/2010 - 08/01/2035	3,020	3,143
4.539% due 01/01/2028	58	60
4.595% due 07/01/2035	7,306	7,568
4.654% due 08/01/2035	10,691	11,136
4.707% due 05/01/2035	6,125	6,329
4.744% due 03/01/2035	12,770	13,350
4.901% due 10/01/2035	5,270	5,475
4.962% due 06/01/2035	1,502	1,555
4.963% due 06/01/2035	2,756	2,887
4.984% due 04/01/2018	575	600
5.000% due 12/25/2016 - 04/25/2033	64,692	67,497
5.001% due 12/01/2023	28	28
5.229% due 11/01/2035	206	217
5.500% due 11/01/2032 - 09/01/2036	17,126	18,245
6.000% due 08/01/2014 - 09/01/2039	676,924	721,596
6.250% due 02/01/2011 (j)	78,000	81,784
6.500% due 07/25/2023 - 12/25/2042	30,597	33,617
7.000% due 05/01/2012 - 04/01/2034	372	402
7.500% due 02/01/2013	1	1
8.000% due 11/25/2023 - 11/01/2031	2,451	2,842
8.500% due 04/01/2025	119	139
8.800% due 01/25/2019	77	86
9.000% due 03/25/2021 - 04/25/2021	229	261
9.250% due 10/25/2018	4	5
9.500% due 03/25/2020 - 11/01/2025	600	683
10.000% due 01/01/2011 - 05/01/2022	6	7
10.500% due 07/01/2014 - 07/01/2021	2	2
11.000% due 11/01/2020	2	3
11.250% due 10/01/2015	5	5
11.500% due 11/01/2019 - 02/01/2020	1	1
11.750% due 02/01/2016	7	8
13.250% due 09/01/2011	1	1
15.750% due 12/01/2011	1	1
16.000% due 09/01/2012 - 12/01/2012	1	1

Federal Farm Credit Bank
1.750% due 02/21/2013	315	314
1.875% due 12/07/2012	330	332

Federal Housing Administration
7.430% due 11/01/2019 - 07/01/2024	3,165	3,162

Freddie Mac
0.380% due 07/15/2019 - 08/15/2019	49,149	48,867
0.489% due 08/25/2031	3,164	3,010
0.509% due 09/25/2031	5,616	5,426
0.530% due 05/15/2036	13,492	13,512
0.580% due 12/15/2030	7,089	7,084
0.630% due 06/15/2018	2,838	2,809
0.680% due 11/15/2030	8	8
1.125% due 06/01/2011 (j)	77,900	78,330
1.200% due 10/15/2020	41	41
1.250% due 03/15/2021	24	24
1.875% due 01/01/2017	3	3
1.881% due 07/25/2044	1,006	965
2.200% due 04/20/2012	765	766
2.250% due 08/24/2012	390	393
2.500% due 04/08/2013 - 03/01/2017	405	411
2.576% due 11/01/2022	247	253
2.625% due 02/01/2023	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 04/29/2014	$360	$361
2.876% due 01/01/2024	67	69
2.895% due 10/01/2027	26	26
2.990% due 11/01/2023	10	10
2.993% due 06/01/2024	53	53
3.077% due 10/01/2023	90	92
3.123% due 12/01/2022	37	38
3.219% due 09/01/2023	14	14
3.594% due 08/15/2032	599	613
3.886% due 08/01/2035	14,407	14,853
4.000% due 09/15/2015	44	44
4.000% due 01/15/2024 (b)	2,635	319
4.310% due 02/01/2020	221	224
4.448% due 03/01/2035	3,294	3,427
4.500% due 02/15/2015 - 08/01/2020	17,520	17,971
4.580% due 04/01/2035	8,632	9,022
4.634% due 04/01/2035	6,549	6,870
4.664% due 06/01/2035	52,648	54,120
4.717% due 03/01/2035	7,409	7,779
4.719% due 08/01/2035	45,359	47,149
4.928% due 07/01/2035	13,909	14,383
4.958% due 04/01/2035	1,515	1,586
4.992% due 03/01/2035	1,092	1,147
5.000% due 04/01/2013 - 05/15/2033	9,440	9,636
5.064% due 04/01/2035	3,206	3,382
5.500% due 11/01/2013 - 04/01/2040	15,011	16,048
5.787% due 02/01/2037	364	385
5.868% due 05/01/2037	490	520
6.000% due 03/01/2011 - 02/01/2034	8,116	8,784
6.500% due 02/15/2014 - 07/25/2043	44,670	48,938
6.920% due 08/15/2036 (b)	53,896	8,286
7.000% due 01/01/2030 - 04/01/2032	54	61
7.500% due 07/15/2030	414	463
8.000% due 01/01/2012 - 12/01/2024	231	256
8.500% due 06/01/2022 - 11/01/2025	654	767
9.000% due 12/15/2020 - 08/01/2022	225	256
9.500% due 08/01/2016 - 09/01/2021	74	83
10.000% due 11/01/2016 - 05/15/2020	31	35
14.000% due 09/01/2012 - 04/01/2016	1	1

Ginnie Mae
0.800% due 12/16/2025	108	108
3.125% due 10/20/2023 - 12/20/2027	2,579	2,621
3.625% due 08/20/2022 - 07/20/2034	3,392	3,494
4.000% due 01/20/2032 - 02/20/2032	3,221	3,329
4.375% due 04/20/2016 - 05/20/2030	5,163	5,345
4.500% due 03/20/2019 - 01/15/2040	19,837	20,104
5.000% due 06/20/2032	29	29
5.500% due 10/17/2022	50	54
5.500% due 06/20/2031 (b)	72	2
6.000% due 01/15/2029 - 05/01/2040	59,683	63,612
6.500% due 09/15/2032 - 04/15/2039	70,030	75,530
6.500% due 04/15/2036 (j)	122,915	132,900
7.000% due 03/15/2011 - 10/15/2011	5	5
7.500% due 03/15/2022 - 09/15/2031	131	147

182	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 05/15/2016 - 06/20/2031	$1,519	$1,706
8.500% due 12/15/2021 - 05/15/2030	7	8
9.000% due 03/15/2017 - 11/15/2030	237	276
9.500% due 10/15/2016 - 06/15/2025	21	24
9.750% due 08/15/2017	17	19
10.000% due 10/15/2013 - 11/15/2020	3	4
10.500% due 11/15/2019 - 02/15/2021	1	1
11.500% due 08/15/2018	2	2
11.750% due 08/15/2013	2	2
12.000% due 06/20/2015	1	0
13.000% due 10/15/2013	3	3
13.500% due 11/15/2012	3	3
16.000% due 02/15/2012	3	3

Small Business Administration
4.310% due 04/01/2029	29,732	30,548

Vendee Mortgage Trust
6.500% due 05/15/2029	33,874	34,447

Total U.S. Government Agencies (Cost $2,783,174)		2,832,366

U.S. TREASURY OBLIGATIONS 1.9%

U.S. Treasury Notes
0.875% due 02/29/2012	177,700	177,388
1.000% due 10/31/2011 (j)	8,610	8,643
1.125% due 12/15/2012 (j)	4,475	4,437
1.375% due 03/15/2013 (i)	62,200	61,850
3.250% due 03/31/2017	101,700	101,541

Total U.S. Treasury Obligations (Cost $353,649)		353,859

MORTGAGE-BACKED SECURITIES 7.9%

Adjustable Rate Mortgage Trust
3.126% due 03/25/2035	11,472	10,418

American Home Mortgage Assets
0.439% due 10/25/2046	28,418	14,306

American Home Mortgage Investment Trust
2.229% due 02/25/2045	40,511	32,686
2.486% due 10/25/2034	31,909	26,411

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	521	533

Banc of America Funding Corp.
3.030% due 05/25/2035	178,710	164,458

Banc of America Large Loan, Inc.
0.440% due 03/15/2022	5,505	5,285

Banc of America Mortgage Securities, Inc.
3.180% due 02/25/2035	1,107	971
3.913% due 05/25/2033	237	212
4.789% due 09/25/2035	15,604	12,709
6.500% due 10/25/2031	3,423	3,381

Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035	804	750
2.810% due 03/25/2035	10,013	9,376
2.918% due 04/25/2033	4,757	4,274
3.048% due 11/25/2030	65	58
3.399% due 02/25/2033	709	601
3.428% due 10/25/2036	3,924	2,316
3.553% due 01/25/2034	7,315	6,938
3.738% due 08/25/2035	10,434	7,240
3.800% due 08/25/2033	1,040	876
4.330% due 10/25/2035	91,627	81,441
4.625% due 10/25/2035	42,137	37,154
4.803% due 08/25/2033	6,011	5,709
4.978% due 01/25/2035	28	26

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.994% due 01/25/2035	$4,108	$3,419
5.350% due 08/25/2035	72,349	64,187
5.453% due 04/25/2033	14,244	13,215
5.642% due 02/25/2033	969	949

Bear Stearns Alt-A Trust
2.734% due 03/25/2035	23,174	16,159
3.043% due 09/25/2034	1,483	1,062
3.478% due 05/25/2035	24,544	17,483
5.158% due 09/25/2035	6,808	5,043

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,500	1,447
5.471% due 01/12/2045	4,200	4,284

Bear Stearns Mortgage Funding Trust
0.299% due 02/25/2037	5,069	4,983

Bear Stearns Structured Products, Inc.
5.603% due 01/26/2036	13,522	8,352

Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	7	7

Citigroup Commercial Mortgage Trust
5.699% due 12/10/2049	200	199

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	26,424	23,658
3.075% due 03/25/2034	3,625	3,536

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	13,100	12,832
5.766% due 06/10/2046	57,000	58,913

Community Program Loan Trust
4.500% due 10/01/2018	2,350	2,364

Countrywide Alternative Loan Trust
0.409% due 05/25/2047	11,473	6,033
0.509% due 02/25/2037	12,718	7,016
0.646% due 06/25/2036	1,891	950

Countrywide Home Loan Mortgage Pass-Through Trust
0.519% due 04/25/2035	3,830	2,201
3.388% due 02/20/2035	20,679	17,585
3.510% due 11/25/2034	12,167	10,328
5.250% due 02/20/2036	23,341	15,438

Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 03/25/2032	1,679	1,391
3.124% due 10/25/2033	313	261
4.183% due 11/15/2037	229	228
4.823% due 06/25/2032	62	55
4.938% due 12/15/2040	326	326

Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039	1,400	1,376

DLJ Acceptance Trust
11.000% due 08/01/2019	46	46

Drexel Burnham Lambert CMO Trust
0.979% due 05/01/2016	1	1

First Horizon Alternative Mortgage Securities
2.594% due 06/25/2034	15,315	12,562
5.387% due 09/25/2035	1,775	1,281

First Horizon Asset Securities, Inc.
3.117% due 07/25/2033	6,370	5,830
3.495% due 07/25/2033	38	34

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	45	45

Greenpoint Mortgage Funding Trust
0.309% due 10/25/2046	6,996	6,348
0.309% due 01/25/2047	8,276	7,595

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	500	497
5.444% due 03/10/2039	6,800	6,623
5.886% due 07/10/2038	300	306

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GS Mortgage Securities Corp. II
0.318% due 03/06/2020	$9,502	$9,173
0.358% due 03/06/2020	14,900	13,897

GSR Mortgage Loan Trust
2.954% due 09/25/2035	77,522	71,585
3.008% due 09/25/2035	7,577	7,313
3.991% due 11/25/2035	19,759	16,805
3.998% due 07/25/2035	3,518	2,228
6.000% due 03/25/2032	400	401

Harborview Mortgage Loan Trust
4.880% due 07/19/2035	10,405	7,539

Impac Secured Assets CMN Owner Trust
0.309% due 01/25/2037	898	875

Imperial Savings Association
6.577% due 02/25/2018	27	27

Indymac Index Mortgage Loan Trust
0.319% due 11/25/2046	2,317	2,283
0.439% due 05/25/2046	5,274	2,836

JPMorgan Chase Commercial Mortgage Securities Corp.
0.605% due 07/15/2019	5,889	5,062
5.420% due 01/15/2049	2,285	2,205
5.818% due 06/15/2049	50,400	48,410
5.882% due 02/15/2051	4,400	4,309

JPMorgan Mortgage Trust
3.620% due 04/25/2037	2,285	1,524
4.071% due 07/25/2035	2,090	1,955
5.016% due 02/25/2035	13,912	13,782
5.404% due 11/25/2035	8,373	7,461
5.502% due 02/25/2036	23,032	19,425

JPMorgan Re-REMIC
6.269% due 05/27/2036	15,334	14,691

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	2,086	2,091
7.370% due 08/15/2026	159	160

MASTR Adjustable Rate Mortgages Trust
3.097% due 11/21/2034	11,819	10,432

MASTR Asset Securitization Trust
5.500% due 09/25/2033	15,485	15,853

Mellon Residential Funding Corp.
0.712% due 06/15/2030	15,514	13,079

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	9,400	8,634

Merrill Lynch Mortgage Investors, Inc.
0.439% due 02/25/2036	12,317	8,891
2.801% due 02/25/2035	21,254	19,443
3.051% due 05/25/2033	8,318	7,819

MLCC Mortgage Investors, Inc.
0.479% due 11/25/2035	2,000	1,457
4.250% due 10/25/2035	11,344	10,067

Morgan Stanley Capital I
0.289% due 10/15/2020	5,448	5,016
4.050% due 01/13/2041	1,334	1,336
5.809% due 12/12/2049	18,825	18,543

Morgan Stanley Re-REMIC Trust
5.841% due 08/12/2045	6,200	6,266

Prime Mortgage Trust
0.629% due 02/25/2019	577	548
0.629% due 02/25/2034	3,994	3,634

Prudential-Bache CMO Trust
8.400% due 03/20/2021	56	57

Resecuritization Mortgage Trust
0.479% due 04/26/2021	29	29

Residential Accredit Loans, Inc.
4.790% due 04/25/2035	14,587	11,684

See Accompanying Notes	Annual Report	March 31, 2010	183

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	$435	$433

Residential Funding Mortgage Securities I
5.250% due 01/25/2036	1,553	1,332

Sears Mortgage Securities
12.000% due 02/25/2014	4	4

Sequoia Mortgage Trust
0.929% due 05/20/2034	6,428	5,107

Sovereign Commercial Mortgage Securities Trust
5.784% due 07/22/2030	794	817

Structured Asset Mortgage Investments, Inc.
0.479% due 07/19/2035	5,973	3,166
0.509% due 02/25/2036	6,169	3,568
0.889% due 09/19/2032	5,016	4,211
9.259% due 06/25/2029	453	448

Structured Asset Securities Corp.
2.595% due 01/25/2032	147	142
2.768% due 07/25/2032	98	64

SunTrust Adjustable Rate Mortgage Loan Trust
0.363% due 01/25/2037	8,013	5,946

Thornburg Mortgage Securities Trust
0.339% due 11/25/2046	40,208	39,235
0.349% due 07/25/2036	27,772	27,098
0.349% due 10/25/2046	35,535	34,680
0.359% due 06/25/2037	3,443	3,354

Wachovia Bank Commercial Mortgage Trust
0.310% due 06/15/2020	27,198	24,030
0.322% due 09/15/2021	21,713	19,389
5.509% due 04/15/2047	6,200	5,619

WaMu Mortgage Pass-Through Certificates
0.519% due 10/25/2045	5,320	4,110
0.523% due 01/25/2036	3,688	3,337
0.539% due 01/25/2045	335	259
1.201% due 01/25/2047	8,749	5,263
1.281% due 12/25/2046	40,865	24,565
1.471% due 08/25/2046	224	132
1.671% due 11/25/2042	1,652	1,214
1.871% due 06/25/2042	2,836	2,210
1.871% due 08/25/2042	2,331	1,662
2.784% due 03/25/2034	3,798	3,519
3.078% due 02/27/2034	9,403	8,917
3.078% due 01/25/2047	6,085	3,605
3.328% due 09/25/2046	14,227	8,747
5.046% due 12/25/2035	1,098	1,044

Washington Mutual MSC Mortgage Pass-Through Certificates
3.662% due 02/25/2033	131	105
3.666% due 02/25/2033	72	57

Wells Fargo Mortgage-Backed Securities Trust
2.878% due 01/25/2035	4,400	3,977
4.687% due 12/25/2033	3,910	3,944
4.905% due 03/25/2035	1,632	1,516
4.950% due 03/25/2036	24,664	21,737
4.986% due 03/25/2036	3,504	2,907
5.217% due 04/25/2036	890	755
5.388% due 08/25/2035	3,705	3,694
5.531% due 07/25/2036	21,146	16,993

Total Mortgage-Backed Securities (Cost $1,614,143)		1,476,314

ASSET-BACKED SECURITIES 4.0%

ABFS Mortgage Loan Trust
4.928% due 12/15/2033	10	10

Access Group, Inc.
1.549% due 10/27/2025	64,416	66,590

Accredited Mortgage Loan Trust
0.469% due 09/25/2035	1,168	1,036

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ACE Securities Corp.
0.279% due 12/25/2036	$2,343	$2,095

Ameriquest Mortgage Securities, Inc.
0.716% due 01/25/2035	1,822	1,747

AMMC CDO
0.488% due 08/08/2017	52,700	47,876

Amortizing Residential Collateral Trust
0.809% due 07/25/2032	744	680

Asset-Backed Funding Certificates
0.289% due 01/25/2037	2,187	2,145

Asset-Backed Securities Corp. Home Equity
0.750% due 06/15/2031	7	5

BA Credit Card Trust
0.810% due 04/15/2013	7,640	7,654

Bank of America Auto Trust
1.700% due 12/15/2011	10,606	10,646

Bayview Financial Acquisition Trust
6.129% due 05/28/2037	2,935	2,926

Bear Stearns Asset-Backed Securities Trust
0.289% due 01/25/2037	1,994	1,855
0.309% due 10/25/2036	2,324	2,129
0.679% due 03/25/2043	532	528
0.909% due 09/25/2035	3,727	3,506
1.229% due 10/25/2037	26,542	17,541

BNC Mortgage Loan Trust
0.349% due 11/25/2036	4,600	4,164

Capital Auto Receivables Asset Trust
1.680% due 10/15/2012	1,200	1,210

Carrington Mortgage Loan Trust
0.279% due 01/25/2037	7,172	6,857
0.329% due 06/25/2037	1,149	1,012
0.549% due 10/25/2035	9,553	8,977

Chase Funding Mortgage Loan Asset-Backed Certificates
0.869% due 11/25/2031	579	553

Chase Issuance Trust
0.270% due 02/15/2013	1,506	1,505

Citigroup Mortgage Loan Trust, Inc.
0.329% due 10/25/2036	4,545	4,502

Conseco Financial Corp.
6.450% due 06/01/2030	77	77

Countrywide Asset-Backed Certificates
0.279% due 05/25/2037	2,474	2,433

Credit Suisse First Boston Mortgage Securities Corp.
0.929% due 07/25/2032	12	8

Credit-Based Asset Servicing & Securitization LLC
0.319% due 12/25/2037	5	5

Equifirst Mortgage Loan Trust
0.469% due 01/25/2034	1,059	922

Equity One ABS, Inc.
0.789% due 11/25/2032	9,859	7,972

First Franklin Mortgage Loan Asset-Backed Certificates
0.279% due 11/25/2036	11,234	10,984
0.339% due 09/25/2036	3,500	3,301
0.509% due 10/25/2035	3,639	3,510

Ford Credit Auto Owner Trust
1.210% due 01/15/2012	16,120	16,166
1.650% due 06/15/2012	56,054	56,426
1.850% due 05/15/2012	12,087	12,173
2.000% due 12/15/2011	4,497	4,514

Fremont Home Loan Trust
0.289% due 01/25/2037	3,117	2,495

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
0.299% due 12/25/2036	$6,801	$4,468

Gulf Stream-Sextant CLO Ltd.
0.481% due 08/21/2020	10,000	9,098

HFC Home Equity Loan Asset-Backed Certificates
0.379% due 03/20/2036	1,787	1,659
0.499% due 01/20/2035	2,764	2,315
0.519% due 01/20/2034	17,493	15,567
0.579% due 09/20/2033	7,114	6,292

HSI Asset Securitization Corp. Trust
0.279% due 10/25/2036	455	311
0.279% due 12/25/2036	2,178	1,683

JPMorgan Mortgage Acquisition Corp.
0.279% due 07/25/2036	385	381
0.298% due 11/25/2036	95	95

Landmark CDO Ltd.
0.721% due 01/15/2016	52,584	48,807

Long Beach Mortgage Loan Trust
0.509% due 10/25/2034	589	498

Mid-State Trust
4.864% due 07/15/2038	437	396

Morgan Stanley ABS Capital I
0.269% due 10/25/2036	1,257	1,239
0.269% due 01/25/2037	3,556	3,468
0.279% due 10/25/2036	351	346

Morgan Stanley IXIS Real Estate Capital Trust
0.279% due 11/25/2036	195	190

Mountain Capital CLO Ltd.
0.665% due 02/15/2016	42,873	39,644

Option One Mortgage Loan Trust
0.279% due 01/25/2037	148	147

Park Place Securities, Inc.
0.489% due 07/25/2035	3,836	3,817

Primus CLO Ltd.
0.484% due 07/15/2021	165,156	148,640

Race Point CLO
0.800% due 05/15/2015	14,008	13,343

Renaissance Home Equity Loan Trust
0.849% due 03/25/2034	4,440	3,848
0.929% due 08/25/2032	40	28

Residential Asset Mortgage Products, Inc.
0.579% due 03/25/2034	1,665	1,335

Residential Asset Securities Corp.
0.689% due 06/25/2031	3	2

Saxon Asset Securities Trust
0.549% due 09/25/2047	7,400	3,683

Securitized Asset-Backed Receivables LLC Trust
0.289% due 12/25/2036	5,015	1,909
0.359% due 05/25/2037	1,836	1,278

SLM Student Loan Trust
0.289% due 01/25/2019	5,347	5,342
0.499% due 07/25/2013	6,128	6,133
0.549% due 01/25/2015	3,777	3,780
0.749% due 10/25/2017	48,900	49,219
0.929% due 07/25/2013	19,880	19,965
1.749% due 04/25/2023	2,992	3,098

Soundview Home Equity Loan Trust
0.289% due 11/25/2036	2,473	1,483

Specialty Underwriting & Residential Finance
0.289% due 01/25/2038	3,384	2,635

Structured Asset Securities Corp.
0.279% due 10/25/2036	3,034	3,005
0.519% due 01/25/2033	609	536
4.930% due 01/25/2035	782	676

184	PIMCO Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Summit Lake CLO Ltd.
0.482% due 02/24/2018		$22,000	$19,469

Wells Fargo Home Equity Trust
0.319% due 04/25/2037		2,929	2,837

WMC Mortgage Loan Pass-Through Certificates
0.910% due 05/15/2030		167	154

Total Asset-Backed Securities (Cost $765,182)			751,554

SOVEREIGN ISSUES 0.8%

Export-Import Bank of Korea
0.471% due 10/04/2011		1,000	1,002
8.125% due 01/21/2014		105,700	122,717

Korea Development Bank
0.531% due 11/22/2012		2,200	2,133

Societe Financement de l’Economie Francaise
0.451% due 07/16/2012		6,000	6,028
2.375% due 03/26/2012		13,100	13,347

Swedish Housing Finance Corp.
3.125% due 03/23/2012		9,000	9,280

Total Sovereign Issues (Cost $136,965)			154,507

FOREIGN CURRENCY-DENOMINATED ISSUES 1.5%

American General Finance Corp.
4.125% due 11/29/2013	EUR	5,000	5,642

American International Group, Inc.
8.000% due 05/22/2068		6,600	7,332

Barry Callebaut NV
6.000% due 07/13/2017		1,250	1,731

Bear Stearns Cos. LLC
2.625% due 12/07/2011	CHF	35,000	33,847

Citigroup, Inc.
4.750% due 02/10/2019	EUR	100	128

EMF-NL
1.430% due 04/17/2041		6,584	8,370
1.530% due 04/17/2041		3,000	2,692
1.680% due 07/17/2041		7,300	6,944

FCE Bank PLC
7.125% due 01/16/2012		6,400	8,882
7.125% due 01/15/2013		3,800	5,286
7.875% due 02/15/2011	GBP	11,100	17,286

Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	5,000	5,097

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	19,000	26,490

Fresenius Finance BV
5.500% due 01/31/2016		2,300	3,285

Fresenius Medical Care Capital Trust V
7.375% due 06/15/2011		4,570	6,497

Fresenius U.S. Finance II, Inc.
8.750% due 07/15/2015		500	790

Green Valley Ltd.
4.292% due 01/10/2011		250	337

KeyBank N.A.
0.785% due 11/21/2011		1,600	2,056

KeyCorp
0.860% due 11/22/2010		7,085	9,234

LeasePlan Corp. NV
3.125% due 02/10/2012		2,900	4,046

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman Brothers Holdings, Inc.
5.154% due 03/17/2011 (a)	EUR	6,427	$ 1,986

Macquarie Bank Ltd.
1.004% due 12/06/2016		8,200	10,245

Morgan Stanley
0.988% due 03/01/2013		25,300	32,676

Newgate Funding PLC
1.250% due 12/15/2050	EUR	2,500	2,754

Pacific Life Global Funding
2.750% due 05/15/2012	CHF	9,000	8,962

Royal Bank of Scotland Group PLC
4.556% due 04/06/2011	GBP	3,911	5,608

Ruhrgas AG
2.297% due 08/18/2012	EUR	128	171

SLM Corp.
1.020% due 04/26/2011		5,000	6,551

Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		12,500	17,251

Sumitomo Mitsui Banking Corp.
1.049% due 12/29/2049	JPY	1,300,000	13,801

SunTrust Bank
0.822% due 12/20/2011	EUR	19,500	24,913

Swedbank AB
3.625% due 12/02/2011		400	559

TDC A/S
6.500% due 04/19/2012		1,500	2,173

Total Foreign Currency-Denominated Issues (Cost $276,993)			283,622

		SHARES
COMMON STOCKS 0.2%

Royal Bank of Scotland Group PLC (d)
		63,736,110	42,557

Total Common Stocks (Cost $37,210)			42,557

CONVERTIBLE PREFERRED SECURITIES 0.2%

Motors Liquidation Co.
5.250% due 03/06/2032		428,000	3,702

Wells Fargo & Co.
7.500% due 12/31/2049		33,630	32,857

Total Convertible Preferred Securities (Cost $23,418)			36,559

PREFERRED STOCKS 0.7%

Citigroup, Inc.
7.500% due 12/15/2012		2,464,997	47,439

DG Funding Trust
2.501% due 12/31/2049		10,254	83,570

Total Preferred Stocks (Cost $155,873)			131,009

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 36.5%

CERTIFICATES OF DEPOSIT 0.6%

Intesa Sanpaolo
2.375% due 12/21/2012		$104,900	105,699

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 2.1%

Fannie Mae
0.185% due 06/23/2010	$37,000	$36,992
0.220% due 08/09/2010	24,000	23,971
0.280% due 08/03/2010	16,500	16,489

Federal Home Loan Bank
0.121% due 04/09/2010	4,000	4,000
0.133% due 04/21/2010	93,077	93,070
0.185% due 06/25/2010	27,000	26,994
0.190% due 06/23/2010	16,200	16,197
0.300% due 04/01/2010	23,000	23,000
0.388% due 04/19/2010	44,000	43,998

Freddie Mac
0.180% due 05/26/2010	18,000	17,995
0.209% due 05/05/2010	13,000	12,998
0.210% due 07/23/2010	50,000	49,951
0.230% due 08/03/2010	27,000	26,981

		392,636

REPURCHASE AGREEMENTS 2.8%

Banc of America Securities LLC
0.030% due 04/01/2010	220,400	220,400
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 1.375% due 09/15/2012 valued at $224,952. Repurchase proceeds are $220,400.)

Barclays Capital, Inc.
0.030% due 04/01/2010	123,200	123,200
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $125,834. Repurchase proceeds are $123,200.)

Citigroup Global Markets, Inc.
0.020% due 04/01/2010	61,800	61,800
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 2.625% due 02/29/2016 valued at $63,258. Repurchase proceeds are $61,800.)

Goldman Sachs & Co.
0.180% due 05/03/2010	10,000	10,000
(Dated 03/22/2010. Collateralized by Fannie Mae 5.500% due 08/01/2037 valued at $10,036. Repurchase proceeds are $10,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	6,859	6,859
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $7,000. Repurchase proceeds are $6,859.)

TD Securities (USA) LLC
0.050% due 04/01/2010	100,000	100,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Bonds 8.125% due 05/15/2021 valued at $102,418. Repurchase proceeds are $100,000.)

		522,259

U.S. TREASURY BILLS 1.3%
0.143% due 04/22/2010 - 09/02/2010 (e)(g)(h)(j)	242,947	242,872

U.S. TREASURY CASH MANAGEMENT BILLS 2.2%
0.126% due 04/01/2010 - 04/19/2010 (c)(e)	421,035	421,021

See Accompanying Notes	Annual Report	March 31, 2010	185

Schedule of Investments Low Duration Fund (Cont.)

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 27.5%
517,224,601	$5,178,970

Total Short-Term Instruments (Cost $6,862,889)	6,863,457

Total Investments 100.0% (Cost $18,700,584)	$18,794,805

Written Options (l) (0.1%) (Premiums $45,420)	(11,928)

Other Assets and Liabilities (Net) 0.1%	9,515

Net Assets 100.0%	$18,792,392

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-Issued security.
(d)	Non-income producing security.
(e)	Coupon represents a weighted average rate.
(f)	Affiliated to the Fund.
(g)	Securities with an aggregate market value of $5,365 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(h)	Securities with an aggregate market value of $959 have been pledged as collateral for delayed-delivery mortgage-backed securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2010.
(i)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $255,896 at a weighted average interest rate of -0.060%. On March 31, 2010, securities valued at $61,850 were pledged as collateral for reverse repurchase agreements.
(j)	Securities with an aggregate market value of $51,431 and cash of $54 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers’ Acceptance June Futures	Long	06/2010	677	$(316)
3-Month Canadian Bankers’ Acceptance September Futures	Long	09/2010	1,350	(1,072)
90-Day Eurodollar December Futures	Long	12/2010	3,375	3,911
90-Day Eurodollar June Futures	Long	06/2010	38,078	26,919
90-Day Eurodollar September Futures	Long	09/2010	4,919	1,951
Euro-Bobl June Futures	Long	06/2010	3,109	1,252
Euro-Bund 10-Year Bond June Futures	Long	06/2010	424	242
U.S. Treasury 2-Year Note June Futures	Long	06/2010	6,982	(1,228)
U.S. Treasury 10-Year Note June Futures	Long	06/2010	452	(466)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	887	208
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	1,180	596
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	846	114

				$32,111

(k)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Hospitality Properties Trust	BOA	(5.000%	)	06/20/2016	1.993%	$7,500	$(1,218)	$(902)	$(316)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%		03/20/2013	2.008%	$12,700	$40	$0	$40
American International Group, Inc.	DUB	1.400%		06/20/2013	2.073%	16,200	(327)	0	(327)
American International Group, Inc.	GSC	1.380%		06/20/2013	2.073%	20,200	(420)	0	(420)
American International Group, Inc.	GSC	1.800%		06/20/2013	2.073%	2,000	(16)	0	(16)
American International Group, Inc.	RBS	1.360%		06/20/2013	2.073%	20,300	(435)	0	(435)

186	PIMCO Funds	See Accompanying Notes

March 31, 2010

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	0.768%	$20,000	$162	$0	$162
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.559%	26,800	94	101	(7)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.559%	35,100	123	136	(13)
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.559%	21,600	76	84	(8)
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.789%	69,300	162	(411)	573
Citigroup, Inc.	BNP	1.000%	03/20/2011	0.789%	1,400	3	(8)	11
Citigroup, Inc.	GSC	1.000%	03/20/2011	0.789%	2,900	7	(16)	23
Citigroup, Inc.	JPM	1.000%	03/20/2011	0.789%	22,700	53	(139)	192
Citigroup, Inc.	UBS	1.000%	03/20/2011	0.789%	7,100	17	(40)	57
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	2.742%	1,300	94	0	94
Ford Motor Credit Co. LLC	CITI	5.000%	12/20/2014	3.158%	600	45	(13)	58
Ford Motor Credit Co. LLC	DUB	5.650%	09/20/2012	2.742%	2,200	152	0	152
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	2.742%	4,500	120	0	120
Ford Motor Credit Co. LLC	JPM	3.900%	09/20/2012	2.742%	7,500	210	0	210
Ford Motor Credit Co. LLC	JPM	3.950%	09/20/2012	2.742%	10,000	291	0	291
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	2.742%	1,000	71	0	71
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	2.742%	2,000	137	0	137
General Electric Capital Corp.	BCLY	5.000%	09/20/2010	0.911%	6,200	130	209	(79)
General Electric Capital Corp.	BNP	1.000%	09/20/2010	0.911%	1,200	1	(15)	16
General Electric Capital Corp.	BNP	0.780%	03/20/2011	0.944%	6,300	(9)	0	(9)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	1.314%	2,000	(3)	0	(3)
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.046%	6,200	369	328	41
General Electric Capital Corp.	CITI	5.000%	06/20/2010	0.911%	4,800	51	(30)	81
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.363%	16,600	1,564	0	1,564
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.363%	10,200	1,079	0	1,079
General Electric Capital Corp.	DUB	1.000%	06/20/2010	0.911%	8,400	4	(20)	24
General Electric Capital Corp.	DUB	1.000%	09/20/2010	0.911%	1,100	1	(12)	13
General Electric Capital Corp.	DUB	1.000%	03/20/2011	0.929%	6,300	6	(48)	54
General Electric Capital Corp.	DUB	0.800%	06/20/2011	0.956%	32,700	(55)	0	(55)
General Electric Capital Corp.	DUB	1.000%	09/20/2011	1.046%	11,300	(5)	(322)	317
General Electric Capital Corp.	GSC	0.900%	12/20/2010	0.926%	1,900	0	0	0
General Electric Capital Corp.	GSC	8.000%	03/20/2011	0.944%	8,000	567	0	567
General Electric Capital Corp.	GSC	5.000%	06/20/2011	0.941%	10,000	510	(500)	1,010
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.046%	4,800	285	240	45
GMAC, Inc.	BCLY	3.650%	09/20/2012	2.917%	2,000	36	0	36
GMAC, Inc.	CITI	3.720%	09/20/2012	2.917%	2,800	55	0	55
GMAC, Inc.	DUB	3.200%	09/20/2012	2.917%	5,500	41	0	41
GMAC, Inc.	GSC	3.200%	09/20/2012	2.917%	4,300	32	0	32
GMAC, Inc.	JPM	3.250%	09/20/2012	2.917%	7,500	64	0	64
GMAC, Inc.	JPM	3.370%	09/20/2012	2.917%	10,000	114	0	114
GMAC, Inc.	JPM	3.670%	09/20/2012	2.917%	13,000	239	0	239
GMAC, Inc.	JPM	3.750%	09/20/2012	2.917%	2,000	41	0	41
GMAC, Inc.	JPM	4.850%	09/20/2012	2.917%	8,300	381	0	381
HSBC Finance Corp.	DUB	5.000%	09/20/2010	0.625%	12,000	268	297	(29)
Indonesia Government International Bond	CITI	1.000%	06/20/2011	0.792%	24,720	70	12	58
Indonesia Government International Bond	HSBC	1.000%	06/20/2011	0.792%	8,240	23	5	18
Indonesia Government International Bond	MSC	1.000%	06/20/2011	0.792%	24,720	70	61	9
Indonesia Government International Bond	RBS	1.000%	06/20/2011	0.792%	24,720	70	46	24
Indonesia Government International Bond	RBS	1.310%	12/20/2011	0.975%	4,900	30	0	30
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.607%	110,400	2,083	844	1,239
Japan Government International Bond	BOA	1.000%	03/20/2015	0.607%	34,400	649	283	366
Japan Government International Bond	GSC	1.000%	03/20/2015	0.607%	61,300	1,157	585	572
Japan Government International Bond	JPM	1.000%	03/20/2015	0.607%	7,900	149	94	55
JPMorgan Chase & Co.	DUB	1.000%	03/20/2011	0.321%	25,000	173	143	30
JSC Gazprom	MSC	0.860%	11/20/2011	1.473%	38,400	(262)	0	(262)
Korea Government Bond	CITI	0.520%	12/20/2010	0.378%	11,000	13	0	13
Korea Government Bond	UBS	0.550%	12/20/2010	0.378%	9,000	13	0	13
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.523%	10,000	37	25	12
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.523%	29,900	112	70	42
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.523%	31,100	117	76	41
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.523%	7,100	27	18	9
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.523%	19,600	74	50	24
Panama Government International Bond	MSC	0.750%	01/20/2012	0.804%	500	0	0	0
Russia Government International Bond	CITI	1.000%	12/20/2010	0.552%	9,000	32	5	27
Russia Government International Bond	DUB	1.000%	12/20/2010	0.552%	10,000	35	11	24
Russia Government International Bond	GSC	1.000%	12/20/2010	0.552%	40,200	143	43	100
Russia Government International Bond	UBS	1.000%	12/20/2010	0.552%	25,100	89	13	76
SLM Corp.	BNP	5.050%	03/20/2013	3.038%	6,200	356	0	356
SLM Corp.	BOA	5.000%	12/20/2010	1.340%	5,000	140	(512)	652
SLM Corp.	BOA	2.860%	12/20/2012	2.944%	100	0	(31)	31
SLM Corp.	BOA	4.930%	03/20/2013	3.038%	100	5	(27)	32
SLM Corp.	BOA	5.025%	03/20/2013	3.038%	200	11	(54)	65
SLM Corp.	BOA	5.000%	12/20/2013	3.315%	100	6	(28)	34
SLM Corp.	DUB	5.000%	09/20/2010	1.340%	1,500	28	(120)	148

See Accompanying Notes	Annual Report	March 31, 2010	187

Schedule of Investments Low Duration Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
State of Illinois General Obligation Bonds, Series 2006	GSC	2.050%	03/20/2012	1.690%	$4,100	$33	$0	$33
State of Illinois General Obligation Bonds, Series 2006	GSC	2.100%	03/20/2012	1.690%	27,900	255	0	255
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.736%	22,300	282	136	146
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.736%	16,700	211	111	100
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.719%	200	2	1	1
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.736%	44,900	567	264	303
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.736%	67,900	858	357	501

						$14,083	$2,302	$11,781

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	BCLY	5.000%	12/20/2014	$27,600	$3,253	$2,760	$493
CDX.EM-12 Index	UBS	5.000%	12/20/2014	15,300	1,803	1,522	281
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	13,900	1,746	1,741	5
CDX.EM-13 Index	GSC	5.000%	06/20/2015	5,500	691	687	4
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	37,362	(119)	0	(119)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	8,666	(27)	0	(27)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	10,015	(21)	0	(21)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	21,412	336	0	336
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	38,869	620	0	620
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	4,437	64	0	64
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	9,548	142	0	142
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	10,899	143	0	143
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	13,696	150	0	150

					$8,781	$6,710	$2,071

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	23,900	$1,079	$1	$1,078
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		9,100	447	0	447
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	36,800	52	65	(13)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		40,800	57	83	(26)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		31,700	123	144	(21)
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		56,300	(31)	0	(31)
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		34,500	(9)	0	(9)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		58,100	1,280	(32)	1,312
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		540,800	20,702	(391)	21,093
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		23,600	(1)	0	(1)
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		118,400	40	30	10
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		58,500	19	15	4
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		89,700	(21)	0	(21)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		15,800	38	39	(1)
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		112,600	405	464	(59)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		17,200	16	0	16
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		33,000	78	(7)	85
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		17,100	55	47	8
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		8,600	62	56	6

188	PIMCO Funds	See Accompanying Notes

March 31, 2010

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	129,000	$868	$0	$868
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY	EUR	371,300	11,327	1,265	10,062
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB		17,700	540	61	479
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	GSC		20,500	625	62	563

							$37,751	$1,902	$35,849

(l)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$119.000	04/23/2010	24	$13	$1
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	24	10	3

				$23	$4

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	$34,800	$463	$11
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	101,200	617	300
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	101,200	248	248
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	179,900	414	414
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	179,900	989	989
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	43,000	384	4
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	104,400	726	9
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	25,000	246	8
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	63,000	655	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	19,300	193	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	200,700	602	83
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	232,000	689	76
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	54,700	198	143
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	54,700	416	296
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	318,900	1,851	834
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	2,500	25	14
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	36,800	167	144
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	36,800	175	236
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	10,300	47	0
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	235,000	2,990	3
Put - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	3,800	47	0
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	235,000	2,879	77
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	11,700	50	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	49,900	477	1
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	11,700	102	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	65,600	1,306	21
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	11,300	55	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	9,000	100	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	17,700	139	1
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	67,800	1,098	22
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	246,100	1,821	731
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	222,600	1,291	582
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	12,500	173	4
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	143,500	427	375
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	143,500	621	776
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	113,000	1,193	10
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	54,100	370	4
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	60,200	609	15
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	27,400	237	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	9,000	142	3
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	94,000	896	9
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	72,800	488	285
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	72,800	582	466
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	248,800	1,512	104
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	6,000	109	2
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	206,600	847	540
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	206,600	971	1,118
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	28,000	243	3
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	670,600	4,771	55
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	634,700	6,221	156
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	130,600	1,014	885

							$42,886	$10,057

See Accompanying Notes	Annual Report	March 31, 2010	189

Schedule of Investments Low Duration Fund (Cont.)

Credit Default Swaptions
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-13 5-Year Index	BOA	Buy	0.800%	06/16/2010	$16,100	$28	$40
Put - OTC CDX.IG-13 5-Year Index	BOA	Sell	1.300%	06/16/2010	16,100	39	8
Call - OTC CDX.IG-13 5-Year Index	JPM	Buy	0.800%	06/16/2010	29,900	60	75
Put - OTC CDX.IG-13 5-Year Index	JPM	Sell	1.300%	06/16/2010	29,900	64	16

						$191	$139

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	04/20/2010	$189,600	$1,147	$24
Call - OTC USD versus JPY		94.000	04/20/2010	189,600	663	1,589

					$1,810	$1,613

Inflation Cap
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BNP	215.969	Maximum of ((Index Final/ Index Initial -1) -2.500%) or $0	12/14/2010	$60,000	$240	$94

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BNP	215.969	Maximum of (-1.000% - (Index Final/ Index Initial - 1)) or $0	12/14/2010	$60,000	$270	$21

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	777	$911,900	EUR	112,500	$5,954
Sales	11,992	7,518,100		27,800	53,468
Closing Buys	(8,859)	(1,306,400)		(140,300)	(9,567)
Expirations	(3,862)	(611,400)		0	(4,435)
Exercised	0	0		0	0

Balance at 03/31/2010	48	$6,512,200	EUR	0	$45,420

(m)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Fannie Mae	5.500%	06/01/2040	$6,000	$6,316	$6,292
Fannie Mae	6.000%	05/01/2040	441,500	470,163	470,956
Fannie Mae	6.500%	04/01/2040	11,000	11,730	11,920
Ginnie Mae	4.500%	04/01/2040	20,000	20,302	20,222

				$508,511	$509,390

(n)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	21,936	04/2010	JPM	$411	$0	$411
Buy	BRL	133,962	04/2010	GSC	0	(1,168)	(1,168)
Sell		133,962	04/2010	MSC	0	(281)	(281)
Buy		133,962	06/2010	MSC	289	0	289
Sell	CAD	633	04/2010	CITI	0	(7)	(7)
Sell		7,043	04/2010	HSBC	0	(65)	(65)
Buy		19,018	04/2010	JPM	486	0	486
Sell		5,622	04/2010	RBS	0	(182)	(182)
Sell	CHF	44,294	05/2010	DUB	0	(93)	(93)
Buy	CNY	17,801	08/2010	BCLY	0	(46)	(46)
Buy		22,436	08/2010	DUB	0	(56)	(56)

190	PIMCO Funds	See Accompanying Notes

March 31, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	39,139	08/2010	HSBC	$16	$(36)	$(20)
Buy		219,584	08/2010	JPM	31	(190)	(159)
Buy		50,740	08/2010	MSC	25	(18)	7
Buy		6,108	11/2010	BCLY	0	(11)	(11)
Buy		24,020	11/2010	CITI	0	(50)	(50)
Buy		61,954	11/2010	DUB	0	(139)	(139)
Buy		24,417	11/2010	MSC	0	(60)	(60)
Sell	EUR	21,273	04/2010	BCLY	68	0	68
Sell		99,191	04/2010	CITI	2,321	0	2,321
Sell		5,307	04/2010	DUB	247	0	247
Sell		10,144	04/2010	GSC	402	0	402
Sell		52,901	04/2010	JPM	822	0	822
Sell		4,700	04/2010	UBS	71	0	71
Sell	GBP	4,681	06/2010	BCLY	0	(36)	(36)
Sell		58,077	06/2010	RBS	0	(557)	(557)
Buy	IDR	15,661,800	10/2010	BOA	120	0	120
Buy		110,404,837	10/2010	CITI	769	0	769
Buy		15,661,800	10/2010	RBS	120	0	120
Buy		32,183,892	10/2010	UBS	170	0	170
Buy		9,479,810	11/2010	BCLY	28	0	28
Buy		9,340,800	11/2010	CITI	23	0	23
Buy		4,304,040	11/2010	DUB	1	0	1
Buy		8,700,050	11/2010	HSBC	10	0	10
Sell	JPY	672,070	04/2010	BCLY	75	0	75
Sell		268,937	04/2010	BNP	24	0	24
Sell		6,775,913	04/2010	CITI	1,473	(3)	1,470
Sell		1,448,919	04/2010	GSC	521	0	521
Sell		268,821	04/2010	UBS	26	0	26
Buy	KRW	810,000	07/2010	BCLY	29	0	29
Buy		1,606,708	07/2010	DUB	60	0	60
Buy		1,334,752	07/2010	MSC	46	0	46
Buy		12,293,433	08/2010	BCLY	491	0	491
Buy		3,194,878	08/2010	MSC	95	0	95
Buy		3,084,983	11/2010	BCLY	78	0	78
Buy		2,098,638	11/2010	BOA	63	0	63
Buy		9,289,707	11/2010	CITI	164	0	164
Buy		1,639,266	11/2010	DUB	28	0	28
Buy		856,290	11/2010	GSC	21	0	21
Buy		6,628,752	11/2010	JPM	52	(9)	43
Buy		3,234,591	11/2010	MSC	27	0	27
Buy	MXN	88,865	04/2010	JPM	480	0	480
Buy		16,150	04/2010	MSC	48	0	48
Sell		105,015	04/2010	UBS	0	(205)	(205)
Buy		105,015	09/2010	UBS	202	0	202
Buy	MYR	17,907	06/2010	BCLY	319	0	319
Buy		17,904	06/2010	DUB	318	0	318
Buy		1,571	06/2010	MSC	21	0	21
Buy		23,631	10/2010	BCLY	248	0	248
Buy		3,499	10/2010	BOA	41	0	41
Buy		11,523	10/2010	CITI	130	0	130
Buy		1,500	10/2010	DUB	18	0	18
Sell	PHP	11,152	04/2010	BCLY	0	(2)	(2)
Sell		35,997	04/2010	CITI	0	(4)	(4)
Sell		10,660	04/2010	DUB	0	(2)	(2)
Buy		57,809	04/2010	MSC	24	0	24
Buy		11,152	11/2010	BCLY	1	0	1
Buy		35,997	11/2010	CITI	2	(1)	1
Buy		10,660	11/2010	DUB	1	0	1
Buy	SGD	1,421	06/2010	BCLY	15	0	15
Buy		3,705	06/2010	CITI	4	(22)	(18)
Buy		1,087	06/2010	DUB	6	0	6
Buy		862	06/2010	UBS	6	0	6
Buy		2,447	09/2010	BCLY	1	0	1
Buy		1,819	09/2010	CITI	7	0	7
Buy		1,566	09/2010	GSC	6	0	6
Buy	TWD	38,938	06/2010	BOA	10	0	10
Buy		45,747	06/2010	DUB	12	0	12
Buy		50,308	06/2010	MSC	10	0	10
Buy		6,308	10/2010	BCLY	1	0	1
Buy		18,717	10/2010	CITI	4	0	4

					$11,638	$(3,243)	$8,395

See Accompanying Notes	Annual Report	March 31, 2010	191

Schedule of Investments Low Duration Fund (Cont.)

(0)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$5,675,654	$14,073	$5,689,727
U.S. Government Agencies	0	2,829,204	3,162	2,832,366
Mortgage-Backed Securities	0	1,476,269	45	1,476,314
Asset-Backed Securities	0	424,677	326,877	751,554
Short-Term Instruments	5,178,970	1,684,487	0	6,863,457
Other Investments +++	75,414	951,527	154,446	1,181,387

Investments, at value	$5,254,384	$13,041,818	$498,603	$18,794,805
Short Sales, at value	$0	$(509,390)	$0	$(509,390)
Financial Derivative Instruments ++++	$32,110	$46,107	$(254)	$77,963

Totals	$5,286,494	$12,578,535	$498,349	$18,363,378

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Corporate Bonds & Notes	$0	$14,232	$0	$0	$(159)	$0	$14,073	$(159)
U.S. Government Agencies	3,242	(48)	(1)	0	(31)	0	3,162	(30)
Mortgage-Backed Securities	77	(31)	0	0	(1)	0	45	0
Asset-Backed Securities	0	319,083	1,589	819	5,386	0	326,877	5,386
Other Investments +++	13,152	54,228	29	0	(14,875)	101,912	154,446	(14,875)

Investments, at value	$16,471	$387,464	$1,617	$819	$(9,680)	$101,912	$498,603	$(9,678)
Financial Derivative Instruments ++++	$1,786	$(701)	$0	$0	$(1,339)	$0	$(254)	$447

Totals	$18,257	$386,763	$1,617	$819	$(11,019)	$101,912	$498,349	$(9,231)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

192	PIMCO Funds	See Accompanying Notes

March 31, 2010

(q)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$3,981	$0	$0	$0	$0	$3,981
Unrealized appreciation on foreign currency contracts	0	11,638	0	0	0	11,638
Unrealized appreciation on swap agreements	36,031	0	15,682	0	0	51,713

	$40,012	$11,638	$15,682	$0	$0	$67,332

Liabilities:
Written options outstanding	$10,176	$1,613	$139	$0	$0	$11,928
Unrealized depreciation on foreign currency contracts	0	3,243	0	0	0	3,243
Unrealized depreciation on swap agreements	182	0	2,146	0	0	2,328

	$10,358	$4,856	$2,285	$0	$0	$17,499

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$2,102	$0	$0	$0	$0	$2,102
Net realized gain (loss) on futures contracts, written options and swaps	232,391	0	(38,251)	0	0	194,140
Net realized gain on foreign currency transactions	0	21,223	0	0	0	21,223

	$234,493	$21,223	$(38,251)	$0	$0	$217,465

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(25,651)	$0	$0	$0	$0	$(25,651)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(14,241)	198	144,532	0	0	130,489
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	23,211	0	0	0	23,211

	$(39,892)	$23,211	$144,532	$0	$0	$128,049

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $32,111 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2010	193

Schedule of Investments Money Market Fund	March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 7.2%

BANKING & FINANCE 7.2%

Bank of Scotland PLC
0.290% due 06/18/2010	$3,000	$2,980

General Electric Capital Corp.
4.875% due 10/21/2010	1,500	1,533

HSBC Finance Corp.
0.500% due 05/10/2010	4,200	4,193

Merrill Lynch & Co., Inc.
2.500% due 05/12/2010	5,000	4,997

Morgan Stanley
2.350% due 05/14/2010	5,000	5,008

Svenska Handelsbanken AB
0.201% due 07/01/2011	10,000	9,998

Wachovia Corp.
4.375% due 06/01/2010	4,000	4,025

Total Corporate Bonds & Notes (Cost $32,734)		32,734

U.S. GOVERNMENT AGENCIES 2.2%

Fannie Mae
3.000% due 07/12/2010	3,138	3,159

Freddie Mac
4.125% due 07/12/2010	977	986
6.875% due 09/15/2010	5,900	6,073

Total U.S. Government Agencies (Cost $10,218)		10,218

SHORT-TERM INSTRUMENTS 90.9%

CERTIFICATES OF DEPOSIT 0.6%

BNP Paribas Finance, Inc.
0.340% due 03/22/2011	100	100

Royal Bank of Scotland Group PLC
0.829% due 07/19/2010	2,700	2,700

		2,800

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 39.4%

BNP Paribas Finance, Inc.
0.180% due 04/12/2010	$9,600	$9,599

Citigroup Funding, Inc.
0.200% due 04/09/2010	9,600	9,600

ENI Finance USA, Inc.
0.230% due 04/28/2010	9,300	9,298

Fannie Mae
0.169% due 04/07/2010	24,200	24,200
0.185% due 06/23/2010	8,000	7,997
0.280% due 08/03/2010	5,000	4,996

Federal Home Loan Bank
0.133% due 04/21/2010	21,000	20,998
0.185% due 06/25/2010	7,000	6,997
0.190% due 06/23/2010	5,000	4,998
0.280% due 07/09/2010	15,200	15,201
0.300% due 04/01/2010	5,000	5,000
0.388% due 04/19/2010	10,000	9,999
0.550% due 06/04/2010	1,500	1,501

Freddie Mac
0.209% due 05/05/2010	3,000	3,000
0.230% due 08/03/2010	6,000	5,995

Lloyds Banking Group PLC
0.525% due 04/01/2010	5,000	5,000

Nordea North America, Inc.
0.170% due 04/05/2010	9,600	9,600

Royal Bank of Scotland Group PLC
0.230% due 04/01/2010	500	500

Société de Prise de Participation de l’Etat
0.205% due 05/18/2010	7,000	6,998

Straight-A Funding LLC
0.190% due 05/10/2010	14,300	14,297

UBS AG
0.920% due 07/12/2010	5,000	4,987

		180,761

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 10.6%

Goldman Sachs & Co.
0.140% due 04/05/2010	$1,000	$1,000
(Dated 03/11/2010. Collateralized by Fannie Mae 6.000% due 01/01/2039 valued at $1,033. Repurchase proceeds are $1,000.)

JPMorgan Chase Bank N.A.
0.010% due 04/01/2010	46,300	46,300
(Dated 03/31/2010. Collateralized by Freddie Mac 0.189% due 05/01/2012 valued at $47,302. Repurchase proceeds are $46,300.)
0.030% due 04/01/2010	800	800
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $817. Repurchase proceeds are $800.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	356	356
(Dated 03/31/2010. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $367. Repurchase proceeds are $356.)

		48,456

U.S. TREASURY BILLS 37.3%
0.148% due 04/15/2010 - 02/10/2011 (a)	171,000	170,941

U.S. TREASURY CASH MANAGEMENT BILLS 3.0%
0.126% due 04/01/2010	14,000	14,000

Total Short-Term Instruments (Cost $416,958)		416,958

Total Investments 100.3% (Cost $459,910)		$459,910

Other Assets and Liabilities (Net) (0.3%)		(1,160)

Net Assets 100.0%		$458,750

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$32,734	$0	$32,734
U.S. Government Agencies	0	10,218	0	10,218
Short-Term Instruments	0	416,958	0	416,958

Investments, at value	$0	$459,910	$0	$459,910

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.

194	PIMCO Funds	See Accompanying Notes

Schedule of Investments Mortgage-Backed Securities Fund	March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 133.9%

Fannie Mae
0.000% due 07/25/2022 (a)	$35	$31
0.289% due 12/25/2036	10,750	10,621
0.349% due 03/25/2034	1,164	1,125
0.379% due 08/25/2034 - 10/25/2035	20,684	20,127
0.469% due 06/25/2033	168	160
0.489% due 06/25/2032	428	393
0.529% due 03/25/2018	770	763
0.569% due 11/25/2032	356	318
0.579% due 11/25/2032	43	42
0.629% due 04/18/2028	6	6
0.679% due 05/25/2023	915	916
0.729% due 03/25/2017 - 07/25/2034	3,036	2,985
0.739% due 10/25/2031	333	334
0.900% due 02/25/2024	640	645
1.229% due 04/25/2032	648	661
1.250% due 04/25/2023	3	3
1.356% due 05/01/2033	451	462
1.671% due 08/01/2042 - 10/01/2044	4,598	4,578
1.774% due 08/01/2027	875	892
1.913% due 03/01/2032	135	139
2.041% due 02/01/2035	110	114
2.121% due 01/01/2035	210	218
2.131% due 01/01/2035	202	207
2.136% due 01/01/2035	128	132
2.184% due 01/01/2035	607	614
2.324% due 12/01/2034	760	779
2.382% due 03/01/2035	18	19
2.442% due 11/01/2035	518	529
2.494% due 02/01/2035	313	316
2.518% due 01/01/2035	149	151
2.548% due 03/01/2035	148	150
2.589% due 12/01/2034	27	27
2.601% due 02/01/2035	85	86
2.645% due 02/01/2035	191	194
2.661% due 12/01/2034	234	236
2.725% due 11/01/2034	84	86
2.797% due 02/01/2035	164	167
2.800% due 02/01/2035	152	155
2.875% due 03/01/2027	95	99
2.971% due 10/01/2028	13	13
3.079% due 09/01/2034	861	888
3.117% due 10/01/2035	307	318
3.263% due 08/01/2036	2,111	2,194
3.295% due 05/25/2035	565	564
3.297% due 09/01/2035	935	971
3.367% due 10/01/2035	66	69
3.501% due 03/01/2035	97	97
3.573% due 07/01/2035	174	180
3.630% due 10/01/2032	279	285
3.780% due 07/01/2035	141	146
4.000% due 08/01/2018 - 04/01/2040	54,410	53,840
4.000% due 03/01/2039 (e)	25,822	25,056
4.026% due 04/01/2033	322	332
4.187% due 05/01/2035	445	462
4.500% due 04/01/2013 -
04/01/2040	103,058	104,191
4.500% due 12/01/2039 (e)	74,680	74,911
4.849% due 07/01/2035	329	340
4.974% due 04/01/2035	1,454	1,510
4.983% due 05/01/2035	117	122
5.000% due 10/01/2012 - 06/01/2040	38,324	39,890
5.003% due 12/01/2035	1,289	1,345
5.064% due 02/01/2036	810	853
5.109% due 05/01/2035	761	790
5.195% due 11/01/2018	2	2
5.203% due 05/01/2023	22	23
5.347% due 11/01/2035	708	748
5.379% due 11/01/2035	573	607

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 04/01/2011 - 06/01/2040	$107,188	$113,044
5.990% due 08/01/2017	1,100	1,221
6.000% due 04/01/2012 - 09/01/2038	84,467	90,354
6.402% due 06/01/2030	18	18
6.500% due 06/01/2021 - 05/01/2040	39,693	43,080
7.000% due 09/25/2023	2	2
7.500% due 09/01/2034	7	8
7.750% due 08/25/2022	34	37
8.200% due 04/25/2025	7	8

Federal Housing Administration
7.430% due 06/01/2019	192	192

Freddie Mac
0.160% due 05/04/2011 (f)	68	68
0.380% due 08/15/2019	1,866	1,855
0.460% due 02/15/2019	4,548	4,566
0.530% due 04/15/2017	142	141
0.630% due 06/15/2032 - 12/15/2032	700	705
0.680% due 12/15/2031	309	310
0.730% due 09/15/2030	35	35
1.150% due 02/15/2021	522	522
1.681% due 10/25/2044 - 02/25/2045	3,131	2,997
2.627% due 02/01/2035	28	29
2.630% due 01/01/2034	54	55
2.663% due 11/01/2031	75	77
2.750% due 07/01/2030	14	14
2.827% due 02/01/2035	34	35
2.933% due 03/01/2034	1,039	1,080
2.946% due 01/01/2035	148	152
3.036% due 01/01/2035	534	556
3.071% due 02/01/2035	81	84
3.147% due 05/01/2032	41	42
3.245% due 02/01/2028	171	176
3.344% due 02/01/2018	51	53
3.373% due 03/01/2035	52	54
3.500% due 12/15/2022 - 09/01/2035	3,652	3,791
3.627% due 09/01/2035	623	649
3.824% due 06/01/2035	111	114
3.831% due 10/01/2036	1,225	1,267
4.000% due 07/01/2039 - 04/01/2040	5,847	5,669
4.045% due 06/01/2037	191	199
4.399% due 04/01/2035	203	208
4.500% due 04/01/2020 - 04/01/2040	65,019	65,143
4.573% due 08/01/2036	116	122
4.663% due 04/01/2035	265	272
4.665% due 03/01/2035	357	374
5.000% due 07/01/2038 - 05/01/2040	6,907	7,108
5.169% due 05/01/2035	440	465
5.395% due 08/01/2025	6	7
5.401% due 11/01/2028	5	5
5.500% due 12/01/2017 - 05/01/2040	27,601	29,109
6.000% due 11/01/2036 - 05/01/2040	26,065	27,906
6.500% due 12/15/2023 - 05/15/2028	1,315	1,446
8.000% due 06/15/2026	18	20

Ginnie Mae
0.329% due 04/20/2036	8,046	7,975
0.450% due 02/16/2032 - 07/16/2032	359	358
0.500% due 08/16/2032	1,468	1,470
0.800% due 04/16/2032	290	291
3.125% due 12/20/2021 - 11/20/2023	20	20
3.625% due 07/20/2022 - 08/20/2026	40	41

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 07/15/2039 - 04/01/2040	$8,961	$8,777
4.375% due 02/20/2017 - 03/20/2027	26	27
4.500% due 03/20/2016 - 04/01/2040	28,830	29,186
5.000% due 05/01/2040	19,000	19,653
5.500% due 05/01/2040	10,000	10,537
6.000% due 02/15/2032 - 05/01/2040	20,082	21,426
6.500% due 07/15/2024 - 05/01/2040	5,463	5,890
7.500% due 05/15/2027 - 08/15/2027	6	6

Total U.S. Government Agencies (Cost $861,783)		871,328

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
1.000% due 10/31/2011 (f)	625	627

Total U.S. Treasury Obligations (Cost $628)		627

MORTGAGE-BACKED SECURITIES 12.7%

American Home Mortgage Assets
0.519% due 08/25/2037	2,000	169

American Home Mortgage Investment Trust
0.469% due 05/25/2047	367	87

Banc of America Funding Corp.
0.519% due 05/20/2035	190	109
6.030% due 01/20/2047	1,559	1,092

Banktrust Mortgage Trust
5.700% due 12/01/2023	39	39

BCAP LLC Trust
0.399% due 01/25/2037	2,894	1,488

Bear Stearns Alt-A Trust
0.449% due 12/25/2046	610	60
5.198% due 08/25/2036	6,300	1,873
5.646% due 11/25/2036	2,508	1,629

CBA Commercial Small Balance Commercial Mortgage
0.509% due 12/25/2036	675	454

CC Mortgage Funding Corp.
0.359% due 05/25/2048	2,155	965
0.509% due 01/25/2035	112	63

Citigroup Mortgage Loan Trust, Inc.
1.029% due 08/25/2035	1,194	823

Commercial Mortgage Pass-Through Certificates
0.448% due 02/05/2019	2,000	1,844

Countrywide Alternative Loan Trust
0.429% due 07/20/2046	288	114
0.439% due 05/25/2035	1,133	656
0.459% due 08/25/2046	257	55
0.479% due 09/25/2046	450	47
0.479% due 10/25/2046	281	65
0.489% due 07/25/2046	450	16
0.499% due 05/25/2036	268	57
0.509% due 09/20/2046	450	82
0.569% due 10/25/2046	450	31
0.579% due 06/25/2037	407	87
0.599% due 11/25/2035	96	26
0.649% due 12/25/2035	164	61

Countrywide Home Loan Mortgage Pass-Through Trust
0.519% due 02/25/2035	33	20
0.519% due 04/25/2035	677	383
0.529% due 04/25/2046	295	78
0.549% due 03/25/2035	517	306
0.569% due 03/25/2036	185	54
0.579% due 02/25/2036	179	35

See Accompanying Notes	Annual Report	March 31, 2010	195

Schedule of Investments  Mortgage-Backed Securities Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.689% due 09/25/2034	$607	$194
3.106% due 04/25/2035	1,322	871
5.265% due 02/25/2047	3,822	2,268
5.380% due 03/25/2037	3,624	2,072

Downey Savings & Loan Association Mortgage Loan Trust
0.539% due 11/19/2037	450	46

Greenpoint Mortgage Funding Trust
0.429% due 10/25/2046	450	39
0.429% due 12/25/2046	450	70
0.439% due 10/25/2046	206	0
0.459% due 06/25/2045	544	328
0.499% due 04/25/2036	265	63
0.549% due 09/25/2046	450	13
0.569% due 10/25/2046	450	50

GSR Mortgage Loan Trust
0.489% due 08/25/2046	319	83

Harborview Mortgage Loan Trust
0.449% due 05/19/2047	2,487	1,324
0.479% due 09/19/2046	239	53
0.539% due 11/19/2035	1,713	1,037

Homebanc Mortgage Trust
0.409% due 12/25/2036	514	347

Indymac Index Mortgage Loan Trust
0.429% due 11/25/2046	453	95
0.479% due 02/25/2037	450	62
0.549% due 02/25/2035	911	583

JPMorgan Alternative Loan Trust
0.729% due 06/27/2037	5,917	4,869

JPMorgan Chase Commercial Mortgage Securities Corp.
0.605% due 07/15/2019	10,937	9,401

MASTR Adjustable Rate Mortgages Trust
0.529% due 05/25/2047	450	71
0.569% due 05/25/2047	450	73

MASTR Alternative Loans Trust
0.629% due 03/25/2036	1,964	752

Mellon Residential Funding Corp.
0.580% due 11/15/2031	448	422

Merrill Lynch Countrywide Commercial Mortgage Trust
0.768% due 07/09/2021	1,400	1,224

Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	13	13

Mortgage Equity Conversion Asset Trust
0.740% due 02/25/2042	418	387
0.760% due 02/25/2042	2,672	2,531
0.770% due 05/25/2042	12,411	11,848
0.800% due 10/25/2041	2,109	2,014

Opteum Mortgage Acceptance Corp.
0.489% due 07/25/2035	690	609

Prime Mortgage Trust
5.000% due 02/25/2019	204	205

RBSSP Resecuritization Trust
0.731% due 11/21/2035	10,066	9,159

Residential Accredit Loans, Inc.
0.429% due 12/25/2046	450	93
0.459% due 05/25/2037	375	93
0.499% due 05/25/2046	450	45
2.214% due 08/25/2035	319	180

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	416	413

Sequoia Mortgage Trust
0.579% due 10/19/2026	303	229
0.609% due 10/20/2027	68	56

Structured Adjustable Rate Mortgage Loan Trust
5.349% due 09/25/2035	4,511	3,431

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Mortgage Investments, Inc.
0.529% due 08/25/2036	$450	$92
0.889% due 09/19/2032	116	97

Structured Asset Securities Corp.
0.729% due 12/25/2033	1,328	1,257

Thornburg Mortgage Securities Trust
0.349% due 07/25/2036	1,356	1,323
0.909% due 04/25/2043	1,145	983
6.192% due 09/25/2037	482	412
6.201% due 09/25/2037	469	418

Wachovia Bank Commercial Mortgage Trust
0.322% due 09/15/2021	1,620	1,446

WaMu Mortgage Pass-Through Certificates
0.449% due 07/25/2046	278	74
0.750% due 07/25/2044	443	178
0.929% due 12/25/2045	390	50
1.281% due 07/25/2047	378	219
1.471% due 02/25/2046	1,171	892
2.385% due 03/25/2033	1,145	1,051
3.328% due 10/25/2046	5,596	3,703

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.479% due 07/25/2046	122	31
1.241% due 04/25/2047	356	96

Total Mortgage-Backed Securities (Cost $96,400)		82,906

ASSET-BACKED SECURITIES 5.4%

Amortizing Residential Collateral Trust
0.809% due 07/25/2032	25	23
0.929% due 10/25/2031	17	14

Amresco Residential Securities Mortgage Loan Trust
0.724% due 06/25/2028	355	235
0.784% due 06/25/2027	228	208
0.784% due 09/25/2027	611	460
0.859% due 09/25/2028	828	608

Argent Securities, Inc.
1.079% due 11/25/2034	2,500	1,741

Capital Auto Receivables Asset Trust
1.680% due 10/15/2012	1,000	1,009

Centex Home Equity
0.529% due 01/25/2032	30	23

Chase Issuance Trust
0.270% due 04/15/2013	1,021	1,020
4.260% due 05/15/2013	8,500	8,829
4.550% due 03/15/2013	4,000	4,125

CIT Group Home Equity Loan Trust
0.499% due 06/25/2033	90	73

Conseco Finance
1.731% due 05/15/2032	877	626

Countrywide Asset-Backed Certificates
0.569% due 06/25/2033	741	625

EMC Mortgage Loan Trust
0.979% due 08/25/2040	214	135

Franklin Auto Trust
1.229% due 10/20/2011	869	870
1.809% due 06/20/2012	1,000	1,006

GSAA Trust
0.529% due 03/25/2037	693	345
0.529% due 05/25/2047	1,896	1,088

Home Equity Asset Trust
0.829% due 11/25/2032	3	1

Lehman XS Trust
0.459% due 06/25/2046	257	43
0.479% due 08/25/2046	275	0

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.549% due 11/25/2046	$450	$97

Morgan Stanley Mortgage Loan Trust
0.459% due 02/25/2037	181	72
0.589% due 04/25/2037	1,520	591

Quest Trust
1.129% due 06/25/2034	817	801

Renaissance Home Equity Loan Trust
0.989% due 12/25/2032	54	38

Residential Asset Mortgage Products, Inc.
0.629% due 06/25/2047	700	263

Salomon Brothers Mortgage Securities VII, Inc.
1.204% due 10/25/2028	860	756

SLM Student Loan Trust
1.749% due 04/25/2023	8,624	8,929

Specialty Underwriting & Residential Finance
0.909% due 01/25/2034	35	25

Structured Asset Securities Corp.
0.519% due 01/25/2033	35	31

United National Home Loan Owner Trust
6.910% due 03/25/2025	317	296

Wells Fargo Home Equity Trust
0.469% due 10/25/2035	173	169

Total Asset-Backed Securities (Cost $35,617)		35,175

SHORT-TERM INSTRUMENTS 0.9%

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
0.010% due 04/01/2010	373	373

(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 05/06/2010 valued at $385. Repurchase proceeds are $373.)

U.S. TREASURY BILLS 0.1%
0.197% due 08/26/2010 - 09/02/2010 (b)(d)(f)	469	468

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.8%
	520,103	5,208

Total Short-Term Instruments (Cost $6,049)		6,049

Total Investments 153.0% (Cost $1,000,477)		$996,085

Written Options (h) (0.1%) (Premiums $1,671)		(427)

Other Assets and Liabilities (Net) (52.9%)		(344,646)

Net Assets 100.0%		$651,012

196	PIMCO Funds	See Accompanying Notes

March 31, 2010

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal only security.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $250 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $158,708 at a weighted average interest rate of 0.376%. On March 31, 2010, securities valued at $27,540 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $848 and cash of $30 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	06/2010	208	$(29)

(g)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	$500	$172	$0	$172

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE A 06-1 Index	JPM	(0.540%	)	07/25/2045	$4,225	$3,652	$549	$3,103

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Receive	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	09/18/2027	MSC	$3,000	$1,940	$900	$1,040

(h)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$119.000	04/23/2010	251	$90	$11
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	30	9	11
Put - CME 1-Year Mid-Curve Eurodollar September Futures	97.375	09/10/2010	624	201	171

				$300	$193

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	$21,000	$242	$7
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	25,800	155	77
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	25,800	103	63
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	3,600	17	2
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,300	17	0
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	65,000	720	6
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	7,100	37	36
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,000	10	0

							$1,301	$191

See Accompanying Notes	Annual Report	March 31, 2010	197

Schedule of Investments Mortgage-Backed Securities Fund (Cont.)

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Fannie Mae 4.500% due 06/01/2041	$101.170	06/07/2010	$17,200	$70	$43

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	402	$61,000	$404
Sales	1,992	411,100	3,150
Closing Buys	(1,087)	(304,300)	(1,774)
Expirations	(402)	0	(109)
Exercised	0	0	0

Balance at 03/31/2010	905	$167,800	$1,671

(i)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (4)
Fannie Mae	4.000%	05/01/2040	$42,000	$40,634	$40,576
Fannie Mae	4.500%	04/01/2025	5,000	5,200	5,185
Fannie Mae	4.500%	04/01/2040	23,000	23,128	23,043
Fannie Mae	4.500%	06/01/2040	21,000	20,870	20,889
Fannie Mae	5.000%	05/01/2040	15,000	15,452	15,408
Fannie Mae	5.500%	04/01/2025	4,000	4,268	4,276
Fannie Mae	5.500%	06/01/2040	66,000	69,475	69,218
Fannie Mae	6.000%	04/01/2025	1,000	1,069	1,077
Fannie Mae	6.000%	05/01/2040	10,000	10,725	10,667
Fannie Mae	6.000%	06/01/2040	29,000	30,922	30,853
Fannie Mae	6.500%	04/01/2040	20,000	21,328	21,672
Ginnie Mae	6.500%	05/01/2040	2,000	2,136	2,149

				$245,207	$245,013

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
U.S. Government Agencies	$0	$871,136	$192	$871,328
Mortgage-Backed Securities	0	65,633	17,273	82,906
Asset-Backed Securities	0	35,175	0	35,175
Other Investments +++	5,208	1,468	0	6,676

Investments, at value	$5,208	$973,412	$17,465	$996,085
Short Sales, at value	$0	$(245,013)	$0	$(245,013)
Financial Derivative Instruments ++++	$(29)	$2,848	$1,040	$3,859

Totals	$5,179	$731,247	$18,505	$754,931

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
U.S. Government Agencies	$210	$(16)	$0	$0	$(2)	$0	$192	$(2)
Mortgage-Backed Securities	53	16,229	18	32	584	357	17,273	536

Investments, at value	$263	$16,213	$18	$32	$582	$357	$17,465	$534
Financial Derivative Instruments ++++	$1,610	$0	$0	$0	$(73)	$(497)	$1,040	$(123)

Totals	$1,873	$16,213	$18	$32	$509	$(140)	$18,505	$411

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

198	PIMCO Funds	See Accompanying Notes

March 31, 2010

(k)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$65	$0	$0	$0	$0	$65
Unrealized appreciation on swap agreements	1,040	0	3,275	0	0	4,315

	$1,105	$0	$3,275	$0	$0	$4,380

Liabilities:
Written options outstanding	$427	$0	$0	$0	$0	$427

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$3,410	$0	$(2,460)	$0	$0	$950

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$3,131	$0	$(743)	$0	$0	$2,388

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(29) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2010	199

Schedule of Investments Real Income 2019 FundTM	March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 96.3%

Treasury Inflation Protected Securities (a)
0.625% due 04/15/2013	$140	$143
0.875% due 04/15/2010	164	164
1.250% due 04/15/2014	123	127
1.375% due 07/15/2018	211	211
1.375% due 01/15/2020	264	259
1.625% due 01/15/2015	328	343
1.625% due 01/15/2018	259	265
1.875% due 07/15/2013	289	306
1.875% due 07/15/2015	345	366
1.875% due 07/15/2019	487	503
2.000% due 04/15/2012	128	134
2.000% due 01/15/2014	240	255
2.000% due 07/15/2014	356	379
2.000% due 01/15/2016	289	307
2.125% due 01/15/2019	354	374
2.375% due 04/15/2011	240	248
2.375% due 01/15/2017	322	348
2.500% due 07/15/2016	322	352

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.625% due 07/15/2017	$293	$322
3.000% due 07/15/2012	313	338
3.375% due 01/15/2012	281	301
3.500% due 01/15/2011	237	245

U.S. Treasury Notes
2.625% due 12/31/2014	110	111

Total U.S. Treasury Obligations (Cost $6,400)		6,401

SHORT-TERM INSTRUMENTS 4.8%

REPURCHASE AGREEMENTS 3.3%

State Street Bank and Trust Co.
0.010% due 04/01/2010	216	216

(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 07/22/2010 valued at $225. Repurchase proceeds are $216.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.5%
0.185% due 09/02/2010	$100	$100

Total Short-Term Instruments (Cost $316)		316

Total Investments 101.1% (Cost $6,716)		$6,717

Other Assets and Liabilities (Net) (1.1%)		(71)

Net Assets 100.0%		$6,646

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
U.S. Treasury Obligations	$0	$6,401	$0	$6,401
Short-Term Instruments	0	316	0	316

Investments, at value	$0	$6,717	$0	$6,717

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.

200	PIMCO Funds	See Accompanying Notes

Schedule of Investments Real Income 2029 FundTM	March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 95.0%

Treasury Inflation Protected Securities (a)
0.625% due 04/15/2013	$51	$52
0.875% due 04/15/2010	49	49
1.250% due 04/15/2014	51	53
1.375% due 07/15/2018	176	176
1.375% due 01/15/2020	160	157
1.625% due 01/15/2015	114	119
1.625% due 01/15/2018	103	106
1.750% due 01/15/2028	253	240
1.875% due 07/15/2013	71	75
1.875% due 07/15/2015	67	71
1.875% due 07/15/2019	244	251
2.000% due 04/15/2012	21	22
2.000% due 01/15/2014	88	94
2.000% due 07/15/2014	46	49
2.000% due 01/15/2016	147	157

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 01/15/2026	$200	$199
2.125% due 01/15/2019	137	145
2.375% due 04/15/2011	66	68
2.375% due 01/15/2017	108	116
2.375% due 01/15/2025	207	217
2.375% due 01/15/2027	214	223
2.500% due 07/15/2016	97	106
2.500% due 01/15/2029	232	246
2.625% due 07/15/2017	136	150
3.000% due 07/15/2012	72	78
3.375% due 01/15/2012	49	52
3.625% due 04/15/2028	214	262
3.875% due 04/15/2029	283	360

U.S. Treasury Notes
2.625% due 12/31/2014	60	60

Total U.S. Treasury Obligations (Cost $3,968)		3,953

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.4%

U.S. TREASURY BILLS 2.4%
0.185% due 09/02/2010	$100	$100

Total Short-Term Instruments (Cost $100)		100

Total Investments 97.4% (Cost $4,068)		$4,053

Other Assets and Liabilities (Net) 2.6%		106

Net Assets 100.0%		$4,159

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
U.S. Treasury Obligations	$0	$3,953	$0	$3,953
Short-Term Instruments	0	100	0	100

Investments, at value	$0	$4,053	$0	$4,053

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes	Annual Report	March 31, 2010	201

Schedule of Investments  Short-Term Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

CSC Holdings LLC
1.980% due 03/29/2016	$2,443	$2,444

Daimler Finance North America LLC
4.230% due 08/03/2012	5,764	5,764

HCA, Inc.
2.501% due 11/17/2013	2,330	2,277

International Lease Finance Corp.
10.000% due 02/23/2015	700	718

Total Bank Loan Obligations (Cost $10,973)		11,203

CORPORATE BONDS & NOTES 42.8%

BANKING & FINANCE 32.0%

AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	6,000	6,092

American Express Bank FSB
0.359% due 05/29/2012	8,362	8,248
0.380% due 06/12/2012	12,214	12,050
5.500% due 04/16/2013	3,400	3,644
5.550% due 10/17/2012	2,100	2,265

American Express Centurion Bank
0.380% due 06/12/2012	10,431	10,258
5.200% due 11/26/2010	2,360	2,425
5.550% due 10/17/2012	800	863

American Express Co.
5.250% due 09/12/2011	1,770	1,849
7.250% due 05/20/2014	800	907

American Express Credit Corp.
0.349% due 02/24/2012	4,335	4,286
0.390% due 06/16/2011	5,760	5,727
0.409% due 12/02/2010	100	100
1.929% due 06/19/2013	9,000	9,065
5.125% due 08/25/2014	5,000	5,314
5.875% due 05/02/2013	7,600	8,238

American Express Travel Related Services Co., Inc.
0.429% due 06/01/2011	35,200	34,728
5.250% due 11/21/2011	1,000	1,046

American General Finance Corp.
4.875% due 05/15/2010	7,050	7,047

American International Group, Inc.
0.353% due 03/20/2012	6,300	5,994
5.375% due 10/18/2011	2,200	2,260
5.850% due 01/16/2018	2,100	1,954
6.250% due 03/15/2087	10,000	7,450

Anadarko Finance Co.
6.750% due 05/01/2011	1,010	1,063

ANZ National International Ltd.
6.200% due 07/19/2013	15,650	17,258

Australia & New Zealand Banking Group Ltd.
0.538% due 06/18/2012	6,000	5,988

BAE Systems Holdings, Inc.
4.750% due 08/15/2010	5,875	5,955

Bank of America Corp.
2.100% due 04/30/2012	3,800	3,872
5.375% due 08/15/2011	1,250	1,314
7.400% due 01/15/2011	20,925	21,900

Bank of Scotland PLC
0.220% due 06/28/2010	13,119	13,109
0.312% due 12/08/2010	2,500	2,495
0.385% due 06/18/2010	10,699	10,676
5.250% due 09/19/2011	4,936	5,127
7.700% due 08/15/2010	1,000	1,018

Bank of Tokyo-Mitsubishi UFJ Ltd.
2.600% due 01/22/2013	7,500	7,559

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barclays Bank PLC
0.521% due 04/10/2012	$4,325	$4,326
0.991% due 01/13/2012	7,000	7,086
1.052% due 03/05/2012	6,300	6,364
1.057% due 03/16/2012	2,400	2,432
5.200% due 07/10/2014	25,300	27,042
5.450% due 09/12/2012	3,000	3,236

BB&T Corp.
3.850% due 07/27/2012	3,840	4,004

BBVA U.S. Senior SAU
0.432% due 05/24/2011	10,000	9,998

Bear Stearns Cos. LLC
0.439% due 02/01/2012	800	797
0.442% due 11/28/2011	298	298
0.460% due 08/15/2011	15,810	15,820
6.950% due 08/10/2012	2,000	2,217

BNP Paribas
0.749% due 07/21/2011	44,000	44,283

BNP Paribas Capital Trust
9.003% due 12/29/2049	2,000	2,052

BP Capital Markets PLC
3.750% due 06/17/2013	5,000	5,257

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	32,500	32,645

Capital One Financial Corp.
6.750% due 09/15/2017	1,500	1,659

Citibank N.A.
1.375% due 08/10/2011	25,000	25,210
1.875% due 06/04/2012	47,000	47,594

Citigroup Funding, Inc.
0.169% due 05/05/2011	2,680	2,681

Citigroup, Inc.
0.340% due 05/18/2011	65,560	65,159
0.382% due 03/16/2012	32,283	31,499
2.125% due 04/30/2012	12,000	12,226
2.875% due 12/09/2011	72,905	75,257
5.500% due 04/11/2013	6,300	6,625
6.000% due 02/21/2012	43,015	45,642
6.125% due 11/21/2017	2,480	2,554
6.500% due 01/18/2011	17,204	17,889
6.500% due 08/19/2013	9,100	9,817

Commonwealth Bank of Australia
0.249% due 08/27/2014	35,600	35,638
0.671% due 07/12/2013	2,900	2,919
0.821% due 03/19/2013	14,400	14,437
3.500% due 03/19/2015	1,450	1,441

Countrywide Financial Corp.
0.689% due 05/07/2012	4,300	4,244
5.800% due 06/07/2012	8,670	9,221

Countrywide Home Loans, Inc.
4.000% due 03/22/2011	10,000	10,283

Credit Agricole S.A.
0.599% due 02/02/2012	5,800	5,800

Credit Suisse USA, Inc.
6.125% due 11/15/2011	300	322

Danske Bank A/S
0.602% due 05/24/2012	80,700	80,506

Deutsche Bank AG
0.551% due 01/19/2012	7,750	7,754

Dexia Credit Local
0.501% due 01/12/2012	35,400	35,406
0.652% due 03/05/2013	23,100	23,138
0.899% due 09/23/2011	79,150	79,751
1.875% due 09/30/2011	50,000	50,154

El Paso Performance-Linked Trust
7.750% due 07/15/2011	15,150	15,760

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Tennessee Bank N.A.
0.390% due 02/14/2011	$6,400	$6,287

Ford Motor Credit Co. LLC
5.507% due 06/15/2011	9,597	9,801
7.250% due 10/25/2011	5,000	5,171
7.375% due 02/01/2011	6,500	6,664
7.875% due 06/15/2010	29,000	29,271
8.625% due 11/01/2010	8,900	9,117
9.750% due 09/15/2010	21,250	21,762

General Electric Capital Corp.
0.253% due 12/21/2012	80,600	80,665
0.270% due 01/26/2011	15,000	14,997
0.319% due 04/24/2012	39,000	39,084
0.323% due 03/15/2012	32,500	31,628
0.376% due 06/12/2012	3,200	3,112
0.517% due 09/15/2014	11,175	10,633
1.083% due 12/20/2013	4,500	4,376
1.800% due 03/11/2011	55,000	55,667
2.250% due 03/12/2012	80,350	82,098

GMAC, Inc.
0.253% due 12/19/2012	36,200	36,219

Goldman Sachs Group, Inc.
0.371% due 06/22/2010	1,000	995

HSBC Bank USA N.A.
4.625% due 04/01/2014	1,500	1,566

HSBC Capital Funding LP
4.610% due 12/29/2049	150	138
9.547% due 12/29/2049	1,500	1,534

HSBC Finance Corp.
0.460% due 08/09/2011	31,715	31,532
0.501% due 01/15/2014	138	133
0.519% due 04/24/2012	20,101	19,940
0.601% due 07/19/2012	14,820	14,626
0.607% due 09/14/2012	23,000	22,628
0.682% due 06/01/2016	691	656
5.000% due 04/15/2011	1,420	1,456
5.700% due 06/01/2011	4,886	5,092
5.900% due 06/19/2012	2,500	2,690
6.375% due 10/15/2011	11,135	11,852
6.750% due 05/15/2011	11,831	12,439
8.000% due 07/15/2010	5,000	5,099

ING Bank NV
0.881% due 01/13/2012	19,700	19,669
1.090% due 03/30/2012	19,700	19,664
2.625% due 02/09/2012	46,900	48,028

ING USA Global Funding Trust
0.401% due 10/01/2010	6,000	5,975

International Bank for Reconstruction & Development
0.427% due 03/04/2011	12,800	12,836

International Lease Finance Corp.
0.472% due 05/24/2010	9,068	9,069
4.875% due 09/01/2010	9,250	9,251
5.000% due 04/15/2010	19,338	19,340
5.125% due 11/01/2010	500	501
5.625% due 09/15/2010	5,498	5,537

John Deere Capital Corp.
1.004% due 06/10/2011	7,100	7,159

JPMorgan Chase & Co.
0.360% due 05/16/2011	4,700	4,700
0.378% due 12/21/2011	300	299
0.501% due 12/26/2012	38,800	39,094
0.989% due 12/02/2011	21,700	21,987
6.750% due 02/01/2011	1,600	1,678

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	300	320

KeyBank N.A.
2.502% due 06/02/2010	20,200	20,268

202	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kreditanstalt fuer Wiederaufbau
4.750% due 05/15/2012	$900	$965

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	9,700	2,280

Lloyds TSB Bank PLC
1.071% due 04/01/2011	65,000	65,384
1.251% due 04/02/2012	68,400	69,457
2.300% due 04/01/2011	12,400	12,613
12.000% due 12/29/2049	2,500	2,790

Longpoint Re Ltd.
5.507% due 11/08/2011	4,700	4,701

Macquarie Bank Ltd.
2.600% due 01/20/2012	13,300	13,581

Merna Reinsurance Ltd.
0.901% due 06/30/2012	3,000	2,968

Merrill Lynch & Co., Inc.
0.449% due 07/25/2011	950	945
0.449% due 11/01/2011	5,300	5,239
0.450% due 02/15/2011	7,075	6,954
0.482% due 06/05/2012	35,000	34,360
5.450% due 02/05/2013	200	212

MetLife of Connecticut Institutional Funding Ltd.
0.737% due 06/15/2011	7,500	7,383

Metropolitan Life Global Funding I
0.507% due 03/15/2012	10,290	10,157
0.651% due 07/13/2011	9,640	9,631
2.154% due 06/10/2011	63,490	64,557
2.875% due 09/17/2012	7,710	7,842
5.125% due 11/09/2011	1,000	1,044
5.125% due 04/10/2013	4,440	4,770

Monumental Global Funding II
0.290% due 05/26/2010	33,800	33,750

Monumental Global Funding III
0.290% due 05/26/2010	14,875	14,853
0.419% due 01/25/2013	16,775	16,085
0.451% due 01/15/2014	11,200	10,682

Morgan Stanley
0.499% due 01/09/2012	29,308	28,989
0.540% due 04/19/2012	9,599	9,386
0.731% due 10/15/2015	28,000	25,972
6.000% due 04/28/2015	1,800	1,930
6.750% due 04/15/2011	103,032	108,793

Mystic Re Ltd.
10.252% due 06/07/2011	1,400	1,426

National City Bank
0.622% due 06/07/2017	1,800	1,606
6.200% due 12/15/2011	4,400	4,744

National Rural Utilities Cooperative Finance Corp.
1.026% due 07/01/2010	3,400	3,407

Nationwide Building Society
0.430% due 05/17/2012	35,000	34,939

New York Life Global Funding
0.382% due 06/16/2011	5,000	5,005
4.650% due 05/09/2013	800	857

Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	3,000	3,032

Nomura Europe Finance NV
0.401% due 07/05/2011	3,900	3,807

Piper Jaffray Cos.
4.351% due 12/31/2010	35,000	34,793

PNC Funding Corp.
0.389% due 01/31/2012	935	928

Pricoa Global Funding I
0.349% due 01/30/2012	31,020	30,344
0.381% due 06/26/2012	39,400	38,377
0.451% due 09/27/2013	600	572

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.052% due 06/04/2010	$23,895	$23,924
4.625% due 06/25/2012	4,200	4,414
5.400% due 10/18/2012	1,005	1,084
5.450% due 06/11/2014	1,100	1,181

Principal Life Income Funding Trusts
0.658% due 09/17/2010	2,900	2,899
5.150% due 06/17/2011	9,500	9,845

Rabobank Nederland NV
3.375% due 02/19/2013	3,000	3,096
11.000% due 06/29/2049	2,480	3,201

Regions Bank
7.500% due 05/15/2018	700	696

Regions Financial Corp.
0.421% due 06/26/2012	2,500	2,287
7.000% due 03/01/2011	215	217

Residential Reinsurance 2007 Ltd.
10.502% due 06/07/2010	3,400	3,440

Residential Reinsurance 2008 Ltd.
7.002% due 06/06/2011	2,000	2,015

Royal Bank of Scotland Group PLC
0.399% due 10/28/2011	13,000	12,992
0.512% due 03/30/2012	128,700	128,868
0.950% due 05/11/2012	42,600	43,079
1.149% due 04/23/2012	43,000	43,622
1.450% due 10/20/2011	37,300	37,476
2.625% due 05/11/2012	2,600	2,656
4.875% due 08/25/2014	10,000	10,073
6.990% due 10/29/2049	300	214

Santander Central Hispano Issuances Ltd.
7.625% due 09/14/2010	1,250	1,285

Santander Holdings USA, Inc.
4.800% due 09/01/2010	3,000	3,045

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012	17,300	17,300

Scotland International Finance No. 2 BV
7.700% due 08/15/2010	7,900	8,022

Simon Property Group LP
4.600% due 06/15/2010	1,405	1,414
4.875% due 08/15/2010	1,545	1,565

SLM Corp.
0.409% due 07/26/2010	10,050	9,915
4.500% due 07/26/2010	10,000	10,047

Societe Generale Societe de Credit Fonciere
1.033% due 06/19/2013	10,000	9,977

State Street Bank and Trust Co.
0.452% due 12/08/2015	5,700	5,368

State Street Capital Trust III
8.250% due 03/15/2042	14,000	14,499

Sun Life Financial Global Funding LP
0.541% due 10/06/2013	9,300	9,007

Suncorp-Metway Ltd.
0.633% due 12/17/2010	25,000	25,045
1.751% due 07/16/2012	25,890	26,702

SunTrust Bank
6.375% due 04/01/2011	3,350	3,498

SunTrust Banks, Inc.
7.750% due 05/01/2010	1,970	1,979

Svensk ExportKredit AB
4.500% due 09/27/2010	28,100	28,637

Svenska Handelsbanken AB
1.257% due 09/14/2012	12,500	12,600

Swedbank AB
0.701% due 01/14/2013	48,100	48,007
2.800% due 02/10/2012	15,400	15,806

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Toyota Motor Credit Corp.
5.450% due 05/18/2011	$3,194	$3,338

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	19,200	21,360

U.S. Central Federal Credit Union
1.250% due 10/19/2011	34,400	34,619
1.900% due 10/19/2012	2,500	2,525

UBS AG
1.352% due 02/23/2012	15,400	15,482
1.501% due 09/29/2011	25,700	25,824

UBS Preferred Funding Trust I
8.622% due 10/29/2049	1,000	990

UBS Preferred Funding Trust V
6.243% due 05/29/2049	4,700	4,277

UFJ Finance Aruba AEC
6.750% due 07/15/2013	50	56

Union Planters Corp.
4.375% due 12/01/2010	7,510	7,549
7.750% due 03/01/2011	5,000	5,080

USB Capital IX
6.189% due 10/29/2049	100	87

Vita Capital III Ltd.
1.351% due 01/01/2011	2,200	2,164

Wachovia Corp.
0.379% due 04/23/2012	24,600	24,363
0.381% due 10/15/2011	40,825	40,657
0.402% due 03/01/2012	4,000	3,973
0.439% due 08/01/2013	220	214
2.019% due 05/01/2013	16,600	17,093

Wells Fargo & Co.
0.902% due 08/29/2011	3,000	3,015
5.300% due 08/26/2011	4,631	4,880
7.980% due 03/29/2049	200	210

Wells Fargo Bank N.A.
0.460% due 05/16/2016	3,000	2,745
6.450% due 02/01/2011	11,920	12,482

Wells Fargo Capital X
5.950% due 12/15/2086	2,000	1,844

Western Corporate Federal Credit Union
1.750% due 11/02/2012	15,000	15,053

Westpac Banking Corp.
3.250% due 12/16/2011	7,600	7,862

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010	13,000	13,242

WT Finance (Aust.) Pty Ltd.
4.375% due 11/15/2010	3,325	3,377

		3,559,358

INDUSTRIALS 5.2%

Altria Group, Inc.
8.500% due 11/10/2013	4,350	5,089

Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011	4,400	4,605

Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012	4,100	4,213

BHP Billiton Finance USA Ltd.
5.000% due 12/15/2010	1,600	1,648

Comcast Corp.
5.450% due 11/15/2010	5,250	5,384

Cox Communications, Inc.
6.750% due 03/15/2011	4,493	4,705
7.750% due 11/01/2010	10,350	10,740

See Accompanying Notes	Annual Report	March 31, 2010	203

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSC Holdings LLC
6.750% due 04/15/2012	$2,000	$2,103
7.625% due 04/01/2011	11,600	12,166

CVS Caremark Corp.
0.552% due 06/01/2010	26,042	26,047
1.754% due 09/10/2010	100	100

Daimler Finance North America LLC
4.875% due 06/15/2010	10,430	10,506
5.750% due 09/08/2011	5,200	5,483
5.875% due 03/15/2011	27,639	28,762
7.750% due 01/18/2011	8,195	8,623

Devon Financing Corp. ULC
6.875% due 09/30/2011	4,000	4,318

Devon OEI Operating, Inc.
7.250% due 10/01/2011	39,414	42,673

DISH DBS Corp.
6.375% due 10/01/2011	10,550	10,998

Dow Chemical Co.
2.499% due 08/08/2011	32,000	32,571
4.850% due 08/15/2012	2,400	2,539
6.000% due 10/01/2012	10,700	11,655
6.125% due 02/01/2011	11,500	11,960

El Paso Corp.
7.000% due 05/15/2011	4,350	4,525
7.750% due 06/15/2010	2,000	2,025

Energy Transfer Partners LP
5.650% due 08/01/2012	1,600	1,717

Enterprise Products Operating LLC
4.600% due 08/01/2012	500	528
4.950% due 06/01/2010	400	402

Erac USA Finance LLC
5.800% due 10/15/2012	800	864

Florida Gas Transmission Co. LLC
7.625% due 12/01/2010	5,000	5,191

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	1,500	1,635

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	16,025	16,786

Georgia-Pacific LLC
8.125% due 05/15/2011	17,875	18,858
9.500% due 12/01/2011	3,600	3,960

Halliburton Co.
5.500% due 10/15/2010	50	51

Hewlett-Packard Co.
0.362% due 03/01/2012	100	100
1.302% due 05/27/2011	30,000	30,367
2.250% due 05/27/2011	3,438	3,492

Hutchison Whampoa International Ltd.
5.450% due 11/24/2010	5,513	5,668

Kerr-McGee Corp.
6.875% due 09/15/2011	250	269

KeySpan Corp.
7.625% due 11/15/2010	5,700	5,936

Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	700	761
6.750% due 03/15/2011	9,055	9,516
7.125% due 03/15/2012	2,150	2,355
7.500% due 11/01/2010	3,435	3,551

Kraft Foods, Inc.
0.750% due 08/11/2010	4,600	4,605

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	3,676	3,680

PACCAR, Inc.
1.431% due 09/14/2012	18,300	18,656

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Reynolds American, Inc.
0.957% due 06/15/2011	$9,600	$9,564
7.250% due 06/01/2012	2,525	2,760

Roche Holdings, Inc.
2.252% due 02/25/2011	50,000	50,921

Shell International Finance BV
1.300% due 09/22/2011	35,400	35,590

Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016	400	436
6.125% due 08/17/2026	900	960

Sonat, Inc.
7.625% due 07/15/2011	2,382	2,499

Southwest Airlines Co.
10.500% due 12/15/2011	5,500	6,173

SUPERVALU, Inc.
7.500% due 11/15/2014	2,000	2,040

Teck Resources Ltd.
7.000% due 09/15/2012	1,500	1,622

Time Warner, Inc.
6.875% due 05/01/2012	6,520	7,175

Transcontinental Gas Pipe Line Co. LLC
7.000% due 08/15/2011	3,000	3,204
8.875% due 07/15/2012	2,000	2,285

Waste Management, Inc.
7.650% due 03/15/2011	4,339	4,584

Williams Cos., Inc.
2.251% due 10/01/2010	41,625	41,614

XTO Energy, Inc.
4.625% due 06/15/2013	18,000	19,314
7.500% due 04/15/2012	956	1,072

		584,199

UTILITIES 5.6%

AES Corp.
9.375% due 09/15/2010	9,700	10,015

Arizona Public Service Co.
6.375% due 10/15/2011	175	186

AT&T, Inc.
5.300% due 11/15/2010	3,500	3,601
6.250% due 03/15/2011	1,970	2,071

British Telecommunications PLC
9.125% due 12/15/2010	10,650	11,249

CMS Energy Corp.
1.201% due 01/15/2013	9,000	8,617

Columbus Southern Power Co.
0.657% due 03/16/2012	3,400	3,406

Deutsche Telekom International Finance BV
5.375% due 03/23/2011	650	676
8.500% due 06/15/2010	24,900	25,269

Dominion Resources, Inc.
1.308% due 06/17/2010	100	100

FPL Group Capital, Inc.
1.138% due 06/17/2011	200	202
5.625% due 09/01/2011	4,000	4,228

France Telecom S.A.
7.750% due 03/01/2011	53,448	56,757

Georgia Power Co.
0.578% due 03/15/2013	7,000	7,020

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	2,805	3,001

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	37,540	38,385

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Koninklijke KPN NV
8.000% due 10/01/2010	$30,130	$31,189

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	14,050	14,956

NGPL PipeCo LLC
6.514% due 12/15/2012	15,810	17,356

Ohio Power Co.
0.431% due 04/05/2010	6,040	6,040

PSEG Power LLC
6.950% due 06/01/2012	143	158

Qatar Petroleum
5.579% due 05/30/2011	5,449	5,601

Qwest Corp.
7.875% due 09/01/2011	2,000	2,130

Sprint Capital Corp.
7.625% due 01/30/2011	55,541	57,416

Sprint Nextel Corp.
0.651% due 06/28/2010	50,735	50,558

Telecom Italia Capital S.A.
0.729% due 02/01/2011	13,007	12,970
0.861% due 07/18/2011	30,130	30,008
4.875% due 10/01/2010	8,172	8,315
6.175% due 06/18/2014	29,500	31,559
6.200% due 07/18/2011	14,560	15,293

Telefonica Emisiones SAU
0.580% due 02/04/2013	43,990	43,070

Telefonica Europe BV
7.750% due 09/15/2010	12,938	13,330

Verizon Communications, Inc.
5.350% due 02/15/2011	500	520

Verizon Global Funding Corp.
7.375% due 09/01/2012	1,080	1,224

Verizon Wireless Capital LLC
2.851% due 05/20/2011	67,650	69,644
3.750% due 05/20/2011	15,500	15,987

Vodafone Group PLC
0.532% due 02/27/2012	13,000	13,010
0.597% due 06/15/2011	5,301	5,310

		620,427

Total Corporate Bonds & Notes (Cost $4,706,259)		4,763,984

CONVERTIBLE BONDS & NOTES 0.7%

First Industrial LP
4.625% due 09/15/2011	2,000	1,915

National City Corp.
4.000% due 02/01/2011	47,704	48,777

U.S. Bancorp
0.000% due 12/11/2035	26,625	26,392
0.000% due 09/20/2036	3,500	3,343

Total Convertible Bonds & Notes (Cost $77,992)		80,427

MUNICIPAL BONDS & NOTES 0.5%

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	400	357

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	10,100	10,539
7.550% due 04/01/2039	3,850	3,984

204	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Palomar Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	$500	$499

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
6.249% due 12/01/2034	1,900	1,929

Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	39,300	39,456

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2024	700	708

Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	700	661

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039	500	515

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	1,000	1,165

Oklahoma State University Revenue Notes, Series 2009
2.553% due 08/01/2011	3,000	3,017

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	100	101

Total Municipal Bonds & Notes (Cost $62,130)		62,931

U.S. GOVERNMENT AGENCIES 28.7%

Fannie Mae
0.130% due 05/13/2011	100,000	99,959
0.197% due 09/19/2011	96,580	96,568
0.289% due 12/25/2036 - 07/25/2037	4,946	4,762
0.349% due 04/29/2011 - 03/25/2034	25,124	25,164
0.351% due 06/29/2012	13,000	13,030
0.359% due 03/25/2036	628	570
0.379% due 08/25/2034	657	624
0.429% due 10/27/2037	300	300
0.529% due 03/25/2036	3,216	3,204
0.549% due 06/25/2036	627	627
0.569% due 11/25/2036	611	608
0.579% due 04/25/2036 - 03/25/2044	3,464	3,363
0.599% due 03/25/2036	559	556
0.629% due 02/25/2018 - 09/25/2032	313	307
0.659% due 07/25/2036	542	541
0.679% due 10/25/2030 - 09/25/2037	667	674
0.700% due 09/17/2027	9	9
0.729% due 08/25/2036	307	307
0.750% due 02/25/2022 - 07/18/2027	36	36
0.829% due 10/25/2017	258	259
0.850% due 08/25/2022	17	17
0.900% due 12/25/2022	15	15
0.950% due 09/25/2022	7	7
1.000% due 11/23/2011	17,900	17,922
1.079% due 07/25/2038	364	365
1.100% due 02/25/2023	5	5
1.129% due 04/25/2032 - 11/25/2049	451	453
1.229% due 11/25/2049	443	445
1.400% due 09/25/2023	115	118
1.449% due 10/25/2038	729	739

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.671% due 06/01/2043 - 10/01/2044	$11,672	$11,661
1.750% due 03/23/2011 - 04/15/2011	54,669	54,855
2.125% due 04/15/2011	1,000	1,001
2.209% due 05/01/2035	78	80
2.459% due 12/01/2035	57	58
2.558% due 01/01/2036	290	298
2.608% due 04/01/2029	6	6
2.634% due 02/01/2033	28	29
2.647% due 09/01/2034	129	133
2.681% due 09/01/2034	166	173
2.688% due 01/01/2032	482	495
2.693% due 02/01/2035	21	22
2.816% due 11/01/2035	852	865
2.822% due 11/01/2024	10	11
2.838% due 11/01/2027	9	10
2.840% due 06/01/2033	50	51
2.891% due 09/01/2035	90	93
2.926% due 06/01/2035	85	87
2.970% due 08/01/2026	17	17
2.980% due 08/01/2029	1,478	1,533
3.029% due 07/01/2031	7	7
3.070% due 02/01/2018	21	22
3.078% due 05/01/2021 - 04/01/2029	202	205
3.079% due 09/01/2034	1,049	1,083
3.104% due 08/01/2024	4	4
3.128% due 12/01/2040	372	386
3.155% due 10/01/2023	34	35
3.172% due 11/01/2026	1	1
3.224% due 02/01/2034	164	170
3.297% due 09/01/2035	392	406
3.370% due 09/01/2034	131	137
3.377% due 04/01/2033	28	28
3.405% due 08/01/2027	1	1
3.435% due 08/01/2034	21	22
3.483% due 05/01/2034	97	101
3.532% due 07/01/2034	27	28
3.579% due 06/01/2034	15	15
3.743% due 05/01/2036	10,722	10,820
4.050% due 11/01/2025	19	19
4.159% due 05/01/2036	196	201
4.392% due 07/01/2028	29	29
4.464% due 07/01/2029	155	161
4.500% due 09/25/2025	38	38
4.700% due 07/01/2035	1,226	1,265
4.732% due 05/01/2035	559	586
4.962% due 06/01/2035	805	833
5.000% due 01/25/2017	121	124
5.025% due 06/01/2017	1,764	1,821
5.030% due 05/01/2035	376	397
5.156% due 08/01/2035	359	380
5.215% due 07/01/2018	1,791	1,849
5.227% due 12/01/2035	335	353
5.310% due 08/25/2033	341	360
5.528% due 01/01/2036	296	313
5.575% due 11/01/2028	2	2
5.620% due 03/01/2036	367	383
5.743% due 12/01/2036	135	142
5.878% due 12/01/2036	145	152
5.937% due 06/01/2036	203	214
5.950% due 02/25/2044	692	743
6.000% due 02/01/2019 - 12/01/2028	2,763	2,952
6.500% due 11/01/2028 - 10/25/2042	842	924
6.625% due 11/15/2010	886	920
7.000% due 03/01/2013	22	23
8.600% due 06/25/2032	383	406
10.000% due 01/01/2020 - 04/01/2020	21	22
44.325% due 04/25/2021	7	10

Federal Farm Credit Bank
0.110% due 06/29/2010	25,000	24,999
0.185% due 11/23/2011	13,000	12,991

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.230% due 11/23/2011	$75,000	$74,896
0.252% due 12/07/2011	135,000	134,952
0.320% due 09/23/2011	48,500	48,516
0.419% due 08/27/2012	85,000	85,348

Federal Home Loan Bank
0.145% due 09/15/2011	12,000	11,990
0.551% due 09/28/2012	10,300	10,319
0.700% due 04/18/2011	36,225	36,269
0.750% due 01/18/2011 - 03/25/2011	43,015	43,081
0.880% due 01/20/2011	4,695	4,702
1.000% due 02/07/2011	8,940	8,965
5.000% due 03/11/2011	4,200	4,365

Federal Housing Administration
6.896% due 07/01/2020	288	285
7.350% due 04/01/2019	145	144
7.430% due 07/01/2021 - 09/01/2022	137	137
7.435% due 02/01/2019	163	163

Freddie Mac
0.129% due 05/05/2011	6,190	6,187
0.149% due 02/02/2012	85,116	84,996
0.150% due 11/09/2011	301,070	300,772
0.160% due 05/04/2011 - 01/25/2012	736,190	736,249
0.179% due 08/05/2011 (d)	8,229	8,229
0.269% due 12/25/2036	15,809	15,297
0.302% due 04/07/2011	311,150	311,524
0.311% due 04/01/2011 (d)(f)	435,194	435,752
0.324% due 03/09/2011	17,439	17,462
0.460% due 02/15/2019	48,316	48,507
0.580% due 12/15/2030 - 09/15/2033	541	534
0.630% due 06/15/2031	285	285
0.650% due 01/15/2022	1	1
0.680% due 12/15/2031	9	9
0.780% due 06/15/2031	61	62
0.900% due 03/15/2020	4	4
0.930% due 03/15/2032	20	20
1.000% due 03/15/2023	15	15
1.230% due 10/15/2049	372	374
1.500% due 01/19/2012	185,600	185,679
1.681% due 10/25/2044 - 02/25/2045	9,536	9,125
1.750% due 04/20/2011	124,150	124,221
1.881% due 07/25/2044	12,298	11,803
2.500% due 08/01/2017	57	57
2.782% due 02/01/2023	3	3
2.854% due 07/01/2033	165	170
2.893% due 05/01/2034	85	88
2.982% due 04/01/2025	20	21
3.430% due 08/01/2035	490	508
3.566% due 10/01/2033	63	65
3.855% due 08/01/2034	178	186
4.500% due 02/15/2020 - 12/15/2025	1,835	1,885
5.000% due 01/15/2018 - 08/01/2037	3,502	3,518
5.011% due 08/01/2035	308	323
5.406% due 11/01/2035	301	319
5.500% due 05/15/2016 - 08/15/2030	2,682	2,702
6.500% due 07/25/2043	477	525
6.750% due 08/15/2023	387	391

Ginnie Mae
0.750% due 02/16/2030	175	176
0.850% due 02/16/2030	113	114
0.900% due 02/16/2030	203	204
1.179% due 03/20/2031	752	755
1.250% due 08/16/2039	368	374
3.000% due 10/20/2031	196	199
3.125% due 10/20/2017 - 12/20/2033	806	819

See Accompanying Notes	Annual Report	March 31, 2010	205

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.625% due 07/20/2022 - 08/20/2031	$2,171	$2,239
4.000% due 02/20/2032 - 03/20/2032	543	560
4.250% due 03/20/2029 - 03/20/2030	766	796
4.375% due 05/20/2021 - 05/20/2032	3,386	3,500
4.500% due 02/20/2019	17	18
6.000% due 01/15/2032 - 03/15/2032	1,155	1,253
7.500% due 02/20/2030	115	125

Small Business Administration
1.250% due 12/25/2017	44	45
4.340% due 03/01/2024	345	357
4.524% due 02/10/2013	60	62
5.370% due 04/01/2028	443	475
5.490% due 03/01/2028	249	267

Tennessee Valley Authority
5.625% due 01/18/2011	1,500	1,563

Total U.S. Government Agencies (Cost $3,192,476)		3,196,016

U.S. TREASURY OBLIGATIONS 0.4%

U.S. Treasury Notes
0.875% due 12/31/2010	300	301
0.875% due 02/29/2012	18,400	18,368
1.000% due 10/31/2011	283	284
3.625% due 08/15/2019 (f)	22,700	22,430

Total U.S. Treasury Obligations (Cost $41,354)		41,383

MORTGAGE-BACKED SECURITIES 3.3%

American Home Mortgage Assets
0.419% due 05/25/2046	3,780	2,005
0.419% due 09/25/2046	1,545	816
0.439% due 10/25/2046	6,400	3,222
1.171% due 02/25/2047	1,667	794
1.391% due 11/25/2046	3,214	1,506

American Home Mortgage Investment Trust
2.229% due 02/25/2045	228	186
2.486% due 10/25/2034	1,925	1,593
5.000% due 09/25/2035	1,268	1,228
5.660% due 09/25/2045	1,250	1,004

Banc of America Funding Corp.
4.484% due 02/20/2036	6,004	5,460
6.030% due 01/20/2047	425	298

Banc of America Mortgage Securities, Inc.
4.197% due 07/20/2032	231	204
5.404% due 02/25/2036	402	318
6.500% due 09/25/2033	552	565

Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	105	98
2.810% due 03/25/2035	6,449	6,039
2.934% due 03/25/2035	517	489
3.048% due 11/25/2030	164	146
3.107% due 11/25/2034	1,936	1,737
3.553% due 01/25/2034	197	187
3.651% due 11/25/2034	16,992	13,728
3.705% due 01/25/2034	512	457
4.330% due 10/25/2035	500	444
4.994% due 01/25/2035	335	279
5.394% due 05/25/2047	4,031	2,800

Bear Stearns Alt-A Trust
0.389% due 02/25/2034	1,816	1,366
3.478% due 05/25/2035	530	399
5.158% due 09/25/2035	6,894	5,108
5.590% due 11/25/2036	5,277	3,450
5.652% due 01/25/2036	4,276	2,410

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	$10	$9

Bear Stearns Mortgage Funding Trust
0.299% due 02/25/2037	1,230	1,209

Bear Stearns Structured Products, Inc.
5.603% due 01/26/2036	14,960	9,241
5.624% due 12/26/2046	7,673	4,720

CC Mortgage Funding Corp.
0.359% due 05/25/2048	4,227	1,893
0.479% due 08/25/2035	662	412

Chase Mortgage Finance Corp.
5.424% due 03/25/2037	1,512	1,264

Citicorp Mortgage Securities, Inc.
5.250% due 06/25/2034	978	976

Citigroup Mortgage Loan Trust, Inc.
0.299% due 01/25/2037	938	805
2.760% due 10/25/2035	585	486
2.990% due 12/25/2035	1,451	1,323
3.075% due 03/25/2034	296	289
4.098% due 08/25/2035	247	219
4.584% due 08/25/2035	4,269	3,682
5.629% due 07/25/2046	1,168	836
5.969% due 09/25/2037	7,730	5,271

Commercial Mortgage Pass-Through Certificates
4.630% due 05/10/2043	2,569	2,591

Countrywide Alternative Loan Trust
0.309% due 09/20/2046	32	32
0.379% due 05/20/2046	113	108
0.389% due 02/25/2047	377	202
0.409% due 02/20/2047	8,095	4,064
0.409% due 05/25/2047	6,526	3,431
0.419% due 09/25/2046	3,097	1,476
0.424% due 12/20/2046	5,733	2,966
0.439% due 07/20/2046	4,214	1,667
0.439% due 07/25/2046	648	357
0.559% due 11/20/2035	1,765	933
1.471% due 12/25/2035	2,072	1,132
1.471% due 02/25/2036	767	420
5.500% due 08/25/2035	1,461	1,363
5.849% due 02/25/2037	3,561	2,480
6.000% due 04/25/2037	520	337
6.250% due 12/25/2033	2,355	2,389

Countrywide Home Loan Mortgage Pass-Through Trust
0.459% due 05/25/2035	570	331
0.519% due 04/25/2035	106	60
0.549% due 03/25/2035	850	460
0.569% due 06/25/2035	10,983	9,692
2.375% due 07/19/2031	5	5
3.616% due 11/19/2033	427	360
5.981% due 09/25/2047	736	527
6.500% due 01/25/2034	24	23

Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 03/25/2032	125	104
2.118% due 05/25/2032	2	2
4.625% due 10/25/2034	1,281	1,244

Credit Suisse Mortgage Capital Certificates
5.722% due 06/15/2039	600	542

Deutsche ALT-A Securities, Inc.
0.299% due 01/25/2047	213	207
0.309% due 02/25/2037	192	188
0.319% due 08/25/2037	1,018	979

First Horizon Alternative Mortgage Securities
5.500% due 03/25/2035	586	559

First Horizon Asset Securities, Inc.
5.343% due 08/25/2035	1,561	1,389

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Republic Mortgage Loan Trust
0.530% due 08/15/2032	$6,493	$5,791
0.580% due 11/15/2031	537	459
0.709% due 06/25/2030	451	411

First Union National Bank Commercial Mortgage
6.223% due 12/12/2033	2,000	2,101

First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035	5,347	5,498

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	143	145
6.496% due 01/15/2033	1,740	1,780

Greenpoint Mortgage Funding Trust
0.309% due 10/25/2046	3,072	2,787
0.449% due 06/25/2045	605	362
0.459% due 06/25/2045	283	171
0.499% due 11/25/2045	696	388

Greenwich Capital Acceptance, Inc.
4.111% due 06/25/2024	9	8

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	2,900	2,824

GS Mortgage Securities Corp. II
0.318% due 03/06/2020	5,939	5,733
6.220% due 05/03/2018	50	50
6.878% due 05/03/2018	4,500	4,741

GSR Mortgage Loan Trust
2.954% due 09/25/2035	8,934	8,249
3.402% due 04/25/2036	671	509
5.123% due 01/25/2036	1,647	1,351
6.000% due 03/25/2032	1	1

GSRPM Mortgage Loan Trust
0.629% due 11/25/2031	911	893
0.929% due 01/25/2032	228	202

Harborview Mortgage Loan Trust
0.319% due 01/19/2038	50	50
0.359% due 04/19/2038	2,027	1,079
0.409% due 07/19/2046	3,438	1,806
0.419% due 07/21/2036	648	353
0.429% due 09/19/2046	903	487
0.449% due 05/19/2035	2,635	1,566
0.469% due 03/19/2036	7,017	3,909
0.599% due 02/19/2034	506	414
5.826% due 08/19/2036	581	373

Impac CMB Trust
1.129% due 10/25/2033	65	54

Impac Secured Assets CMN Owner Trust
0.309% due 01/25/2037	355	346

Indymac ARM Trust
2.463% due 01/25/2032	5	4
2.503% due 01/25/2032	3	2

Indymac IMSC Mortgage Loan Trust
0.409% due 07/25/2047	1,450	684

Indymac Index Mortgage Loan Trust
0.319% due 11/25/2046	830	819
0.419% due 09/25/2046	2,460	1,279
0.429% due 06/25/2047	1,326	658
0.439% due 05/25/2046	431	232
0.469% due 07/25/2035	384	223
2.948% due 12/25/2034	84	61

Luminent Mortgage Trust
0.399% due 12/25/2036	1,901	1,009
0.409% due 12/25/2036	864	427
0.429% due 10/25/2046	664	374

MASTR Adjustable Rate Mortgages Trust
0.439% due 04/25/2046	1,183	628

MASTR Alternative Loans Trust
5.000% due 04/25/2019	549	524

206	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Asset Securitization Trust
5.500% due 09/25/2033	$982	$1,005

MASTR Seasoned Securities Trust
6.216% due 09/25/2017	280	279

Mellon Residential Funding Corp.
0.580% due 11/15/2031	1,590	1,499
0.670% due 12/15/2030	4,287	3,869
2.610% due 10/20/2029	2,729	2,583

Merrill Lynch Countrywide Commercial Mortgage Trust
0.768% due 07/09/2021	500	437

Merrill Lynch Floating Trust
0.300% due 06/15/2022	2,214	2,025

Merrill Lynch Mortgage Investors, Inc.
0.439% due 02/25/2036	10,149	7,327
1.934% due 12/25/2032	26	24

Merrill Lynch Mortgage-Backed Securities Trust
5.784% due 04/25/2037	1,502	1,121

MLCC Mortgage Investors, Inc.
0.479% due 11/25/2035	4,896	3,788
1.229% due 10/25/2035	72	58
4.250% due 10/25/2035	5,371	4,922

Morgan Stanley Capital I
0.289% due 10/15/2020	5,720	5,267

Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	1,700	1,766
6.660% due 02/15/2033	2,998	3,073
7.145% due 09/03/2015	201	202

Morgan Stanley Mortgage Loan Trust
0.449% due 02/25/2047	970	223
5.352% due 06/25/2036	435	376

Prudential Mortgage Capital Co. II LLC
7.306% due 10/06/2015	2,000	2,040

Residential Accredit Loans, Inc.
0.409% due 06/25/2046	2,226	829
0.439% due 04/25/2046	370	148
0.479% due 08/25/2037	1,053	556
0.529% due 08/25/2035	1,859	1,073
1.831% due 09/25/2045	1,184	622

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	161	161

Residential Asset Securitization Trust
5.750% due 02/25/2036	367	251

Residential Funding Mortgage Securities I
5.250% due 03/25/2034	1,326	1,315
6.500% due 03/25/2032	97	98

Sequoia Mortgage Trust
0.579% due 07/20/2033	3,408	2,734
0.609% due 10/20/2027	1,770	1,460
2.964% due 04/20/2035	1,055	968
3.132% due 01/20/2047	595	443

Structured Adjustable Rate Mortgage Loan Trust
1.871% due 01/25/2035	118	56
2.760% due 02/25/2034	16	14
2.781% due 02/25/2034	208	181
5.139% due 08/25/2035	1,447	1,052

Structured Asset Mortgage Investments, Inc.
0.329% due 09/25/2047	530	519
0.359% due 03/25/2037	1,684	896
0.419% due 07/25/2046	4,228	2,237
0.449% due 05/25/2036	11,089	5,769
0.449% due 05/25/2046	1,444	715
0.459% due 05/25/2045	910	577
0.479% due 07/19/2035	9,933	9,122
0.509% due 02/25/2036	59	34
0.579% due 03/19/2034	845	730
0.809% due 07/19/2034	52	43

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.889% due 09/19/2032	$77	$65

Structured Asset Securities Corp.
0.279% due 05/25/2036	156	150
2.595% due 01/25/2032	16	15
2.768% due 07/25/2032	159	104
2.920% due 02/25/2032	217	170
3.183% due 10/25/2035	735	620

TBW Mortgage-Backed Pass-Through Certificates
0.339% due 01/25/2037	1,203	1,071

Thornburg Mortgage Securities Trust
0.329% due 03/25/2037	189	181
0.339% due 11/25/2046	5,294	5,165
0.359% due 06/25/2037	178	174

Wachovia Bank Commercial Mortgage Trust
0.322% due 09/15/2021	15,224	13,595

WaMu Mortgage Pass-Through Certificates
0.489% due 11/25/2045	247	190
0.499% due 12/25/2045	457	349
0.519% due 10/25/2045	986	762
0.539% due 01/25/2045	391	302
0.869% due 12/25/2027	2,800	2,239
1.171% due 02/25/2047	4,521	2,391
1.171% due 03/25/2047	3,902	2,284
1.201% due 01/25/2047	875	526
1.211% due 01/25/2047	1,873	991
1.231% due 04/25/2047	2,719	1,648
1.281% due 12/25/2046	3,438	2,067
1.291% due 12/25/2046	1,745	966
1.471% due 02/25/2046	4,411	3,361
1.471% due 08/25/2046	25,608	15,162
1.671% due 11/25/2042	736	541
1.871% due 06/25/2042	1,025	799
1.871% due 08/25/2042	1,084	773
1.971% due 11/25/2046	358	231
2.833% due 09/25/2033	6,110	5,985
2.883% due 09/25/2033	2,197	2,177
3.078% due 02/27/2034	189	180
3.078% due 01/25/2047	497	294
3.328% due 07/25/2046	501	343
3.328% due 08/25/2046	12,467	7,894
3.328% due 09/25/2046	882	542
3.328% due 12/25/2046	2,004	1,101
5.266% due 01/25/2037	1,242	922
5.396% due 02/25/2037	4,658	3,281
5.448% due 04/25/2037	858	583
5.558% due 12/25/2036	2,687	1,881
5.562% due 12/25/2036	775	559
5.638% due 05/25/2037	1,999	1,335
5.677% due 02/25/2037	2,308	1,674
5.828% due 02/25/2037	2,593	1,783
5.921% due 09/25/2036	1,327	1,039
5.923% due 09/25/2036	64	54

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.441% due 05/25/2046	885	446

Washington Mutual MSC Mortgage Pass- Through Certificates
2.862% due 02/25/2031	3	3
3.666% due 02/25/2033	135	108

Wells Fargo Mortgage-Backed Securities Trust
3.091% due 12/25/2034	5,071	4,935
3.097% due 09/25/2034	733	723
5.531% due 07/25/2036	1,726	1,387

Total Mortgage-Backed Securities (Cost $442,381)		366,014

ASSET-BACKED SECURITIES 4.0%

Aames Mortgage Investment Trust
0.379% due 08/25/2035	47	47

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Accredited Mortgage Loan Trust
0.279% due 02/25/2037	$263	$261

ACE Securities Corp.
0.279% due 12/25/2036	496	444
0.289% due 10/25/2036	44	28
0.319% due 06/25/2037	825	684

Ally Auto Receivables Trust
0.323% due 04/15/2011	27,800	27,817
0.396% due 09/15/2010	2,909	2,909
0.750% due 04/15/2012	4,100	4,098

American Express Issuance Trust
0.430% due 09/15/2011	327	327

AmeriCredit Automobile Receivables Trust
4.228% due 06/06/2012	15,430	15,604
4.228% due 08/06/2012	634	644

Amortizing Residential Collateral Trust
0.809% due 07/25/2032	63	58
0.929% due 10/25/2031	391	321
0.929% due 08/25/2032	432	313

Amresco Residential Securities Mortgage Loan Trust
1.169% due 06/25/2029	99	61

Asset-Backed Funding Certificates
0.289% due 11/25/2036	351	350
0.289% due 01/25/2037	1,947	1,910
0.579% due 06/25/2034	1,025	789

Asset-Backed Securities Corp. Home Equity
0.309% due 05/25/2037	561	383
0.504% due 09/25/2034	445	375

BA Credit Card Trust
0.430% due 01/15/2013	2,400	2,400
0.810% due 04/15/2013	1,000	1,002

Bank of America Auto Trust
1.700% due 12/15/2011	8,652	8,685

Bank One Issuance Trust
0.350% due 05/15/2014	2,400	2,398

Bear Stearns Asset-Backed Securities Trust
0.279% due 11/25/2036	321	301
0.299% due 12/25/2036	547	498
0.309% due 10/25/2036	160	146
0.559% due 01/25/2036	36	35
0.629% due 10/27/2032	177	143
0.679% due 03/25/2043	144	143
0.729% due 11/25/2042	88	78
0.889% due 10/25/2032	981	871
1.229% due 10/25/2037	3,970	2,624

Capital Auto Receivables Asset Trust
0.630% due 02/18/2014	2,000	2,001
1.150% due 03/15/2011	608	608
1.680% due 10/15/2012	3,400	3,429

CarMax Auto Owner Trust
0.274% due 02/15/2011	4,269	4,269

Carrington Mortgage Loan Trust
0.279% due 01/25/2037	6,084	5,816
0.549% due 10/25/2035	994	934

Cendant Mortgage Corp.
5.983% due 07/25/2043	9	9

Chase Funding Mortgage Loan Asset-Backed Certificates
0.869% due 08/25/2032	54	49

Chase Issuance Trust
0.230% due 07/16/2012	1,000	1,000
0.250% due 03/15/2013	1,100	1,099
0.630% due 09/17/2012	10,500	10,514
0.680% due 09/17/2012	43,600	43,668
1.030% due 06/15/2012	2,050	2,053
1.780% due 04/15/2014	23,800	24,425
4.230% due 01/15/2013	3,000	3,014

See Accompanying Notes	Annual Report	March 31, 2010	207

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.960% due 09/17/2012	$7,850	$8,011

Chrysler Financial Auto Securitization Trust
1.850% due 06/15/2011	2,000	2,010

CIT Group Home Equity Loan Trust
0.499% due 06/25/2033	36	29

Citigroup Mortgage Loan Trust, Inc.
0.269% due 12/25/2036	668	622
0.289% due 07/25/2045	1,537	1,162
0.339% due 08/25/2036	556	459

Contimortgage Home Equity Trust
0.910% due 03/15/2027	3	2

Countrywide Asset-Backed Certificates
0.279% due 05/25/2037	5,224	5,139
0.279% due 07/25/2037	1,345	1,294
0.279% due 05/25/2047	494	480
0.279% due 06/25/2047	639	617
0.299% due 06/25/2047	644	615
0.309% due 06/25/2037	2,613	2,519
0.309% due 10/25/2047	581	550
0.329% due 08/25/2037	11,400	8,739
0.329% due 09/25/2037	639	600
0.329% due 09/25/2047	979	915
0.339% due 10/25/2046	272	266
0.389% due 02/25/2036	98	95
0.409% due 09/25/2036	1,704	1,347
0.419% due 06/25/2036	1,100	893
0.709% due 12/25/2031	60	30
0.969% due 05/25/2032	239	195
1.089% due 05/25/2033	31	18

Countrywide Home Equity Loan Trust
0.370% due 01/15/2037	102	79

Credit Suisse First Boston Mortgage Securities Corp.
0.849% due 01/25/2032	3	2

Credit-Based Asset Servicing & Securitization LLC
0.289% due 11/25/2036	367	278
0.319% due 12/25/2037	3	3
0.349% due 07/25/2037	1,492	1,148

Daimler Chrysler Auto Trust
1.158% due 07/08/2011	529	529

Delta Funding Home Equity Loan Trust
1.050% due 09/15/2029	34	17

EMC Mortgage Loan Trust
0.599% due 05/25/2040	131	91

Equity One ABS, Inc.
0.529% due 04/25/2034	619	408
0.789% due 11/25/2032	877	709

First Franklin Mortgage Loan Asset-Backed Certificates
0.269% due 01/25/2038	168	166
0.599% due 12/25/2034	38	38

First NLC Trust
0.299% due 08/25/2037	1,106	763

Ford Credit Auto Owner Trust
0.295% due 12/15/2010	8,806	8,806
0.357% due 09/15/2010	5,357	5,357
1.210% due 01/15/2012	5,900	5,917
1.650% due 06/15/2012	46,082	46,387
2.730% due 05/15/2013	48,250	49,466

Franklin Auto Trust
1.229% due 10/20/2011	7,745	7,751

Fremont Home Loan Trust
0.279% due 10/25/2036	166	162
0.289% due 01/25/2037	635	508

Greenpoint Home Equity Loan Trust
0.590% due 01/15/2030	437	173

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
0.299% due 10/25/2036	$41	$36
0.299% due 12/25/2036	1,290	848
0.329% due 01/25/2047	402	390

HFC Home Equity Loan Asset-Backed Certificates
0.519% due 01/20/2034	1,574	1,401

Home Equity Asset Trust
0.289% due 05/25/2037	480	463
1.149% due 02/25/2033	1	0

HSBC Asset Loan Obligation
0.289% due 12/25/2036	987	813

HSI Asset Securitization Corp. Trust
0.289% due 05/25/2037	736	678

Indymac Residential Asset-Backed Trust
0.309% due 07/25/2037	547	535
0.359% due 04/25/2047	297	290

Irwin Home Equity Corp.
0.769% due 07/25/2032	238	108

JPMorgan Mortgage Acquisition Corp.
0.279% due 07/25/2036	173	171
0.279% due 10/25/2036	1,155	1,099
0.289% due 03/25/2047	491	343
0.298% due 11/25/2036	19	19
0.309% due 03/25/2037	600	560

Lehman ABS Mortgage Loan Trust
0.319% due 06/25/2037	696	303

Lehman XS Trust
0.309% due 11/25/2046	566	564
0.379% due 04/25/2037	3,457	2,096

Long Beach Mortgage Loan Trust
0.509% due 10/25/2034	359	303
0.929% due 03/25/2032	65	53

MASTR Asset-Backed Securities Trust
0.279% due 11/25/2036	277	200
0.279% due 01/25/2037	526	173
0.289% due 11/25/2036	265	264
0.309% due 05/25/2037	456	435

MBNA Credit Card Master Note Trust
0.270% due 11/15/2012	300	300
0.420% due 12/17/2012	263	263
4.100% due 10/15/2012	3,500	3,516

Merrill Lynch First Franklin Mortgage Loan Trust
0.289% due 07/25/2037	1,422	1,393

Merrill Lynch Mortgage Investors, Inc.
0.299% due 07/25/2037	25	24
0.309% due 09/25/2037	8	2
0.349% due 02/25/2037	851	517

Morgan Stanley ABS Capital I
0.269% due 10/25/2036	496	489
0.269% due 01/25/2037	622	607
0.279% due 10/25/2036	165	162
0.279% due 11/25/2036	502	493
0.289% due 05/25/2037	1,041	871
0.329% due 09/25/2036	117	104
1.029% due 07/25/2037	1,184	1,079

Morgan Stanley Home Equity Loan Trust
0.279% due 12/25/2036	454	440

Morgan Stanley IXIS Real Estate Capital Trust
0.279% due 11/25/2036	107	104

Nationstar Home Equity Loan Trust
0.289% due 03/25/2037	186	185

New Century Home Equity Loan Trust
0.409% due 05/25/2036	1,108	722
0.489% due 06/25/2035	82	75

Option One Mortgage Loan Trust
0.279% due 01/25/2037	29	28

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.289% due 07/25/2037	$602	$576
0.769% due 06/25/2032	39	27
0.769% due 08/25/2032	232	179

Park Place Securities, Inc.
0.489% due 09/25/2035	617	536

Popular ABS Mortgage Pass-Through Trust
0.319% due 06/25/2047	1,477	1,324

Renaissance Home Equity Loan Trust
0.589% due 11/25/2034	376	302
0.669% due 08/25/2033	1,311	1,088
0.729% due 12/25/2033	653	524

Residential Asset Mortgage Products, Inc.
0.329% due 08/25/2046	20	20
0.789% due 06/25/2032	7	5

Residential Asset Securities Corp.
0.289% due 01/25/2037	212	208
0.299% due 02/25/2037	324	311
0.339% due 04/25/2037	608	594
0.729% due 07/25/2032	127	64

SACO I, Inc.
0.289% due 05/25/2036	325	242

Salomon Brothers Mortgage Securities VII, Inc.
0.829% due 03/25/2032	98	97

SBI HELOC Trust
0.399% due 08/25/2036	239	229

Securitized Asset-Backed Receivables LLC Trust
0.269% due 01/25/2037	321	305
0.359% due 05/25/2037	1,836	1,278

SLM Student Loan Trust
0.229% due 04/25/2014	660	660
0.239% due 10/27/2014	1,199	1,198
0.249% due 10/25/2016	1,076	1,076
0.249% due 07/25/2017	2,300	2,281
0.289% due 04/25/2017	640	640
0.299% due 10/25/2016	8,189	8,181
1.749% due 04/25/2023	46,782	48,438

Soundview Home Equity Loan Trust
0.309% due 06/25/2037	976	824

Specialty Underwriting & Residential Finance
0.289% due 01/25/2038	597	464
0.909% due 01/25/2034	90	66

Structured Asset Investment Loan Trust
0.279% due 07/25/2036	158	149

Structured Asset Securities Corp.
0.279% due 10/25/2036	2,221	2,200
0.309% due 01/25/2037	376	366
0.329% due 01/25/2037	724	483
0.519% due 01/25/2033	1,440	1,268
4.900% due 04/25/2035	3,084	2,320

Truman Capital Mortgage Loan Trust
0.569% due 01/25/2034	57	55

WaMu Asset-Backed Certificates
0.279% due 01/25/2037	626	502

Washington Mutual Asset-Backed Certificates
0.289% due 10/25/2036	315	211

Wells Fargo Home Equity Trust
0.329% due 03/25/2037	76	75
0.469% due 10/25/2035	985	964

Total Asset-Backed Securities (Cost $459,646)		448,849

SOVEREIGN ISSUES 1.0%

Kommunalbanken A/S
3.375% due 11/15/2011	33,300	34,570

208	PIMCO Funds	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Societe Financement de l’Economie Francaise
1.500% due 10/29/2010		$72,900	$73,197

Total Sovereign Issues (Cost $107,294)			107,767

FOREIGN CURRENCY-DENOMINATED ISSUES 1.3%

Autoroutes du Sud de la France
5.625% due 07/04/2022	EUR	1,300	1,963

Bank of America Corp.
0.706% due 02/02/2011	GBP	6,450	9,646

BTMU Curacao Holdings NV
1.116% due 11/29/2049	JPY	200,000	2,127

Citigroup, Inc.
0.731% due 08/10/2011	GBP	25,000	37,131
0.867% due 06/28/2013	EUR	1,300	1,669
6.400% due 03/27/2013		1,000	1,471

International Lease Finance Corp.
1.150% due 07/06/2010		1,900	2,556

Magnolia Funding Ltd.
3.000% due 04/20/2017		16,300	22,147

Morgan Stanley
4.643% due 08/08/2012	AUD	15,900	14,156

New York Life Global Funding
0.763% due 12/20/2013	EUR	22,800	29,866

SLM Corp.
3.930% due 08/25/2010 (i)	CAD	3,000	2,911

Sumitomo Mitsui Banking Corp.
1.049% due 06/29/2049	JPY	700,000	7,214

Wells Fargo & Co.
0.700% due 02/07/2011	GBP	5,000	7,522

Total Foreign Currency-Denominated Issues (Cost $138,876)			140,379

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049		10,000	9,770

Total Convertible Preferred Securities (Cost $3,950)			9,770

		SHARES	MARKET VALUE (000S)
PREFERRED STOCKS 0.0%

DG Funding Trust
2.501% due 12/31/2049		328	$2,673

Total Preferred Stocks (Cost $3,489)			2,673

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.1%

CERTIFICATES OF DEPOSIT 1.3%

Bank of Nova Scotia
0.502% due 03/05/2012		$13,800	13,801

Barclays Bank PLC
0.929% due 10/01/2010		17,300	17,349
1.109% due 03/22/2011		19,200	19,191

Commonwealth Bank of Australia
4.280% due 06/10/2010	AUD	50,000	45,859

Intesa Sanpaolo
2.375% due 12/21/2012		$20,300	20,455

Intesa Sanpaolo SpA
0.751% due 01/19/2012		24,300	24,304

Royal Bank of Canada
0.649% due 06/23/2011		695	697

			141,656

COMMERCIAL PAPER 0.8%

BMW U.S. Capital LLC
0.330% due 04/06/2010		21,800	21,799
0.330% due 04/07/2010		55,400	55,397

Federal Home Loan Bank
0.050% due 10/28/2010		6,400	6,399

			83,595

REPURCHASE AGREEMENTS 0.4%

Barclays Capital, Inc.
0.030% due 04/01/2010		25,000	25,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $25,603. Repurchase proceeds are $25,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Goldman Sachs & Co.
0.140% due 04/05/2010	$17,000	$17,000
(Dated 03/11/2010. Collateralized by Fannie Mae 6.000% due 01/01/2039 valued at $17,541. Repurchase proceeds are $17,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	8,044	8,044
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $8,205. Repurchase proceeds are $8,044.)

		50,044

U.S. TREASURY BILLS 0.0%
0.205% due 08/26/2010 - 09/02/2010 (b)(d)(f)	2,170	2,168

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 13.6%
	150,657,469	1,508,533

Total Short-Term Instruments (Cost $1,785,337)		1,785,996

Total Investments 99.0% (Cost $11,032,157)		$11,017,392

Written Options (h) (0.0%) (Premiums $9,627)		(2,770)

Other Assets and Liabilities (Net) 1.0%		109,957

Net Assets 100.0%		$11,124,579

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $2,398 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $299,813 at a weighted average interest rate of 0.243%. On March 31, 2010, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $7,375 and cash of $2 have been pledged as collateral. On March 31, 2010, there were no open futures contracts.
(g)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Ford Motor Credit Co. LLC	DUB	(5.000%	)	06/20/2011	2.035%	$6,600	$(244)	$(181)	$(63)

See Accompanying Notes	Annual Report	March 31, 2010	209

Schedule of Investments Short-Term Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	12/20/2010	0.559%	$35,200	$123	$184	$(61)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.559%	25,200	88	129	(41)
Citigroup, Inc.	DUB	1.000%	03/20/2011	0.789%	30,000	70	(178)	248
Citigroup, Inc.	UBS	1.000%	03/20/2011	0.789%	30,000	70	(178)	248
Enbridge Energy Partners LP	MLP	0.280%	06/20/2012	0.647%	3,800	(31)	0	(31)
Energy Transfer Partners LP	BOA	0.330%	06/20/2012	0.764%	3,800	(36)	0	(36)
General Electric Capital Corp.	BCLY	5.000%	06/20/2010	0.911%	3,000	32	(165)	197
General Electric Capital Corp.	CITI	1.100%	06/20/2010	0.926%	7,000	5	0	5
General Electric Capital Corp.	DUB	1.020%	06/20/2010	0.926%	1,300	1	0	1
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.063%	1,300	9	0	9
General Electric Capital Corp.	DUB	5.000%	09/20/2014	1.381%	2,600	395	101	294
General Electric Capital Corp.	MSC	5.000%	06/20/2010	0.911%	2,200	23	(77)	100
Kinder Morgan Energy Partners LP	MLP	0.290%	06/20/2012	0.640%	3,800	(29)	0	(29)
Korea Government Bond	JPM	0.770%	12/20/2010	0.359%	10,800	35	0	35
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.523%	24,800	93	(7)	100
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.523%	23,600	89	0	89
Morgan Stanley	BOA	0.870%	09/20/2012	1.157%	2,800	(19)	0	(19)
Morgan Stanley	JPM	0.800%	09/20/2012	1.157%	10,000	(84)	0	(84)
Plains All American Pipeline LP	BOA	0.320%	06/20/2012	0.692%	3,800	(31)	0	(31)
SLM Corp.	BOA	5.000%	12/20/2010	1.340%	2,400	67	(246)	313
Valero Energy Corp.	BOA	0.320%	06/20/2012	1.216%	3,800	(74)	0	(74)
Wells Fargo & Co.	DUB	1.000%	09/20/2013	0.794%	1,000	7	(25)	32

						$803	$(462)	$1,265

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligati
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date (5)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month EUR-LIBOR less 0.231% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	12/20/2013	JPM	$29,219	EUR	22,002	$(499)	$(139)	$(360)
Floating rate equal to 3-Month GBP-LIBOR less 0.110% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	08/10/2011	GSC	40,695	GBP	25,000	2,749	2	2,747
Floating rate equal to 3-Month GBP-LIBOR less 0.130% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2011	GSC	18,831		11,500	1,375	0	1,375

							$3,625	$(137)	$3,762

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC	BRL	128,300	$497	$(11)	$508
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		22,000	85	(4)	89
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	UBS	AUD	141,300	(1,475)	(598)	(877)

							$(893)	$(613)	$(280)

210	PIMCO Funds	See Accompanying Notes

March 31, 2010

(h)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 1-Year Mid-Curve Eurodollar September Futures	$97.375	09/10/2010	9,725	$3,039	$2,662

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$56,700	$809	$1
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	39,100	383	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	15,600	66	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	220,300	1,036	92
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	153,000	1,156	2
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	95,400	981	1
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	90,000	970	8
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	81,500	1,019	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	7,300	56	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	11,200	112	3

							$6,588	$108

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	0	$20,000	$142
Sales	15,297	4,742,400	41,389
Closing Buys	(3,134)	(3,947,300)	(30,866)
Expirations	(1,252)	(45,000)	(430)
Exercised	(1,186)	0	(608)

Balance at 03/31/2010	9,725	$770,100	$9,627

(i)	Restricted securities as of March 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SLM Corp.	3.930%	08/25/2010	09/29/2009	$2,715	$2,911	0.03%

(j)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	05/01/2040	$16,000	$16,948	$17,068

(k)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	25,408	04/2010	JPM	$0	$(476)	$(476)
Sell		50,000	06/2010	DUB	0	(237)	(237)
Sell	CAD	2,892	04/2010	JPM	0	(74)	(74)
Buy	CLP	331,549	01/2011	JPM	0	(40)	(40)
Buy	CNY	15,207	06/2010	BCLY	0	(6)	(6)
Sell		6,352	06/2010	BOA	6	0	6
Buy		6,373	06/2010	CITI	0	(1)	(1)
Buy		2,738	06/2010	DUB	0	(2)	(2)
Buy		19,797	06/2010	HSBC	0	(8)	(8)
Sell		11,350	06/2010	MSC	11	0	11

See Accompanying Notes	Annual Report	March 31, 2010	211

Schedule of Investments Short-Term Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	6,799	11/2010	BCLY	$0	$(14)	$(14)
Buy		11,031	11/2010	CITI	0	(23)	(23)
Buy		28,455	11/2010	DUB	0	(64)	(64)
Buy		11,209	11/2010	MSC	0	(27)	(27)
Buy		6,242	01/2011	BOA	0	(8)	(8)
Buy		11,155	01/2011	MSC	0	(15)	(15)
Buy	DKK	1,678	05/2010	DUB	0	(3)	(3)
Sell	EUR	1,886	04/2010	BCLY	7	0	7
Sell		35,993	04/2010	CITI	848	0	848
Sell		16,486	04/2010	CSFB	0	(78)	(78)
Buy		4,964	04/2010	GSC	0	(197)	(197)
Buy		25,801	04/2010	JPM	0	(741)	(741)
Sell	GBP	5,086	06/2010	RBS	0	(49)	(49)
Sell	JPY	1,472,009	04/2010	CITI	520	0	520
Sell	MXN	343,073	04/2010	MSC	0	(648)	(648)
Buy		343,073	04/2010	UBS	2,522	0	2,522
Buy		343,073	09/2010	MSC	641	0	641
Buy	SGD	56	06/2010	CITI	0	0	0
Buy		14	06/2010	DUB	0	0	0
Buy		32	09/2010	BCLY	0	0	0
Buy		24	09/2010	CITI	0	0	0
Buy		21	09/2010	GSC	0	0	0
Buy	ZAR	23,786	07/2010	BCLY	185	0	185

					$4,740	$(2,711)	$2,029

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$4,728,195	$35,789	$4,763,984
U.S. Government Agencies	0	3,195,287	729	3,196,016
Asset-Backed Securities	0	444,751	4,098	448,849
Short-Term Instruments	1,508,533	277,463	0	1,785,996
Other Investments +++	9,770	787,957	24,820	822,547

Investments, at value	$1,518,303	$9,433,653	$65,436	$11,017,392
Short Sales, at value	$0	$(17,068)	$0	$(17,068)
Financial Derivative Instruments ++++	$0	$3,943	$0	$3,943

Totals	$1,518,303	$9,420,528	$65,436	$11,004,267

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Corporate Bonds & Notes	$0	$36,000	$0	$0	$(211)	$0	$35,789	$(212)
U.S. Government Agencies	797	(62)	0	0	(6)	0	729	(6)
Asset-Backed Securities	119	4,036	0	0	(3)	(54)	4,098	(2)
Other Investments +++	0	21,811	0	0	(276)	3,285	24,820	(276)

Investments, at value	$916	$61,785	$0	$0	$(496)	$3,231	$65,436	$(496)
Financial Derivative Instruments ++++	$66	$0	$0	$0	$(66)	$0	$0	$0

Totals	$982	$61,785	$0	$0	$(562)	$3,231	$65,436	$(496)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

212	PIMCO Funds	See Accompanying Notes

March 31, 2010

(m)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$4,740	$0	$0	$0	$4,740
Unrealized appreciation on swap agreements	597	4,122	1,671	0	0	6,390

	$597	$8,862	$1,671	$0	$0	$11,130

Liabilities:
Written options outstanding	$2,770	$0	$0	$0	$0	$2,770
Unrealized depreciation on foreign currency contracts	0	2,711	0	0	0	2,711
Unrealized depreciation on swap agreements	877	360	469	0		1,706

	$3,647	$3,071	$469	$0	$0	$7,187

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$3,860	$0	$0	$0	$3,860
Net realized gain (loss) on futures contracts, written options and swaps	(14,967)	(27)	3,357	0	0	(11,637)
Net realized (loss) on foreign currency transactions	0	(4,893)	0	0	0	(4,893)

	$(14,967)	$(1,060)	$3,357	$0	$0	$(12,670)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(4,713)	$0	$0	$0	$(4,713)
Net change in unrealized appreciation on futures contracts, written options and swaps	43,326	3,762	7,067	0	0	54,155
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	15,023	0	0	0	15,023

	$43,326	$14,072	$7,067	$0	$0	$64,465

^	See note 4 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Annual Report	March 31, 2010	213

Schedule of Investments  Tax Managed Real Return Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 100.1%

ARIZONA 4.6%

Arizona State Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2016	$300	$325

Mesa, Arizona Revenue Bonds, (NPFGC-FGIC Insured), Series 2002
5.250% due 07/01/2017	250	279

		604

CALIFORNIA 15.5%

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
0.320% due 05/01/2016	200	200

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2022	250	263

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
0.280% due 09/01/2031	200	200

California State Northern Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021 (a)	250	264

California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.270% due 11/01/2026	200	200

Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	300	322

Irvine, California Ranch Water District Revenue Bonds, Series 1993
0.280% due 04/01/2033	200	200

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.270% due 07/01/2034	200	200

Santa Clara, California Revenue Bonds, Series 2008
0.280% due 07/01/2034	200	200

		2,049

COLORADO 1.5%

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.280% due 12/01/2029	200	200

CONNECTICUT 3.0%

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2003
0.320% due 07/01/2038	200	200

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2005
0.270% due 07/01/2035	200	200

		400

FLORIDA 3.9%

Florida State JEA Water & Sewer System Revenue Bonds, Series 2008
0.300% due 10/01/2036	100	100

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2018	150	165

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Miami-Dade County, Florida Revenue Bonds, Series 2010
5.375% due 10/01/2035	$250	$252

		517

GEORGIA 1.2%

Georgia State Municipal Electric Authority Revenue Notes, Series 2010
4.000% due 01/01/2018	150	156

ILLINOIS 4.8%

Chicago, Illinois Board of Education General Obligation Bonds, Series 2009
0.280% due 03/01/2031	210	210

Chicago, Illinois Revenue Bonds, Series 2002
0.280% due 01/01/2034	100	100

Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	326

		636

IOWA 2.0%

University of Iowa Facilities Corp. Revenue Notes, Series 2009
5.000% due 06/01/2017	240	266

LOUISIANA 1.9%

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	250	256

MASSACHUSETTS 3.0%

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 1999
0.270% due 11/01/2049	200	200

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.280% due 12/01/2037	200	200

		400

MISSISSIPPI 1.7%

De Soto County, Mississippi General Obligation Notes, Series 2009
5.000% due 11/01/2019	200	227

NEVADA 2.0%

Clark County, Nevada Revenue Notes, Series 2010
4.000% due 07/01/2014	250	263

NEW HAMPSHIRE 1.5%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
0.270% due 06/01/2031	200	200

NEW JERSEY 3.4%

New Jersey Garden State Preservation Trust Revenue Bonds, (FSA Insured), Series 2005
5.800% due 11/01/2016	100	118

New Jersey State Higher Education Assistance Authority Revenue Notes, Series 2010
5.000% due 12/01/2014	300	329

		447

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW MEXICO 4.3%

New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	$500	$573

NEW YORK 6.5%

Long Island, New York Power Authority Revenue Bonds, Series 1998
0.290% due 05/01/2033	200	200

New York State Dormitory Authority Revenue Bonds, Series 2008
0.320% due 07/01/2037	100	100

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2010
4.000% due 11/15/2038	300	322

New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 12/15/2016	200	229

		851

NORTH CAROLINA 4.4%

North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2008
5.000% due 01/01/2015	275	305

North Carolina State Medical Care Commission Revenue Notes, Series 2010
5.000% due 06/01/2018	250	275

		580

OHIO 4.8%

Greene County, Ohio General Obligation Notes, Series 2010
5.000% due 12/01/2018	125	140

Ohio State Water Development Authority Revenue Bonds, Series 2006
0.200% due 12/01/2033	200	200

Ohio State Water Development Authority Revenue Notes, Series 2010
5.000% due 12/01/2016	250	288

		628

OKLAHOMA 1.5%

Oklahoma State Municipal Power Authority Revenue Bonds, Series 2005
0.300% due 01/01/2023	200	200

SOUTH CAROLINA 1.7%

Lexington County, South Carolina School District No. 1 General Obligation Bonds, Series 2001
5.125% due 03/01/2020	200	223

TENNESSEE 1.8%

Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Notes, Series 2008
5.000% due 10/01/2016	200	231

TEXAS 15.4%

Austin, Texas Water & Wastewater Utilities Revenue Notes, Series 2009
5.000% due 11/15/2013	200	225

Bexar, Texas Metropolitan Water District Revenue Notes, Series 2009
5.000% due 05/01/2016	250	270

214	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Grand Prairie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
0.000% due 02/15/2014	$200	$185

Houston, Texas Water and Sewer Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2020	100	64

Tarrant County, Texas Health Facilities Development Corp. Revenue Notes, Series 2010
3.000% due 12/01/2012	250	260

Texas State Lower Colorado River Authority Revenue Notes, Series 2010
5.000% due 05/15/2015	300	340

University of North Texas Revenue Notes, Series 2009
5.000% due 04/15/2015	200	225

University of Texas Revenue Notes, Series 2010
5.000% due 08/15/2018 (a)	400	461

		2,030

VIRGINIA 1.3%

Virginia State Resources Authority Revenue Notes, Series 2009
5.000% due 10/01/2018	150	174

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 1.7%

Washington State General Obligation Notes, Series 2008
5.000% due 01/01/2017	$200	$228

WISCONSIN 6.7%

Manitowoc, Wisconsin Revenue Notes, (AGC Insured), Series 2009
3.000% due 10/01/2011	250	256

Milwaukee, Wisconsin General Obligation Notes, Series 2010
5.000% due 02/01/2018	250	286

Wisconsin State Clean Water Revenue Notes, Series 2008
5.000% due 06/01/2016	150	171

Wisconsin State General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
5.000% due 05/01/2015	150	170

		883

Total Municipal Bonds & Notes (Cost $13,192)		13,222

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.4%

REPURCHASE AGREEMENTS 4.4%

State Street Bank and Trust Co.
0.010% due 04/01/2010	$576	$576

(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 06/17/2010 valued at $590. Repurchase proceeds are $576.)

Total Short-Term Instruments (Cost $576)		576

Total Investments 104.5% (Cost $13,768)		$13,798

Other Assets and Liabilities (Net) (4.5%)		(592)

Net Assets 100.0%		$13,206

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Swap agreements outstanding on March 31, 2010:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-CPURNSA Index	0.925%	11/01/2010	BCLY	$778	$4	$26	$(22)
Receive	3-Month USD-CPURNSA Index	0.925%	11/01/2010	MSC	473	2	24	(22)
Receive	3-Month USD-CPURNSA Index	1.268%	11/01/2011	BCLY	778	3	0	3
Receive	3-Month USD-CPURNSA Index	1.268%	11/01/2011	MSC	472	2	0	2
Receive	3-Month USD-CPURNSA Index	1.566%	11/01/2012	BCLY	778	2	10	(8)
Receive	3-Month USD-CPURNSA Index	1.566%	11/01/2012	MSC	472	1	0	1
Receive	3-Month USD-CPURNSA Index	1.818%	11/01/2013	BCLY	778	0	0	0
Receive	3-Month USD-CPURNSA Index	1.818%	11/01/2013	MSC	472	0	0	0
Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	BCLY	778	(1)	1	(2)
Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	MSC	472	(1)	0	(1)
Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	BCLY	778	(2)	0	(2)
Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	MSC	472	(1)	0	(1)
Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	BCLY	778	(2)	0	(2)
Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	MSC	472	(1)	0	(1)
Receive	3-Month USD-CPURNSA Index	2.392%	11/01/2017	BCLY	778	(2)	0	(2)
Receive	3-Month USD-CPURNSA Index	2.392%	11/01/2017	MSC	472	(1)	0	(1)
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	BCLY	778	(1)	0	(1)
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	MSC	472	(1)	0	(1)
Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	BCLY	778	(1)	0	(1)
Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	MSC	472	0	12	(12)

						$0	$73	$(73)

See Accompanying Notes	Annual Report	March 31, 2010	215

Schedule of Investments Tax Managed Real Return Fund (Cont.)	March 31, 2010

(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Municipal Bonds & Notes	$0	$13,222	$0	$13,222
Short-Term Instruments	0	576	0	576

Investments, at value	$0	$13,798	$0	$13,798
Financial Derivative Instruments +++	$0	$(73)	$0	$(73)

Totals	$0	$13,725	$0	$13,725

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(d)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on swap agreements	$6	$0	$0	$0	$0	$6

Liabilities:
Unrealized depreciation on swap agreements	$79	$0	$0	$0	$0	$79

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$20	$0	$0	$0	$0	$20

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(73)	$0	$0	$0	$0	$(73)

^	See note 4 in the Notes to Financial Statements for additional information.

216	PIMCO Funds	See Accompanying Notes

Schedule of Investments Unconstrained Bond Fund	March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.9%

CIT Group, Inc.
9.500% due 01/20/2012	$4,140	$4,247

Daimler Finance North America LLC
4.230% due 08/03/2012	2,952	2,952

HCA, Inc.
2.501% due 11/17/2013	12,816	12,525

International Lease Finance Corp.
10.000% due 02/23/2015	15,500	15,902
10.000% due 03/17/2016	14,700	14,911

Total Bank Loan Obligations (Cost $48,546)		50,537

CORPORATE BONDS & NOTES 26.1%

BANKING & FINANCE 17.5%

American Express Bank FSB
0.310% due 07/13/2010	500	500
5.500% due 04/16/2013	1,000	1,072
6.000% due 09/13/2017	1,600	1,719

American Express Centurion Bank
0.310% due 07/13/2010	9,800	9,799
0.380% due 06/12/2012	2,930	2,881
6.000% due 09/13/2017	200	215

American Express Co.
7.000% due 03/19/2018	13,400	15,243

American Express Credit Corp.
0.378% due 10/04/2010	7,855	7,852
0.409% due 12/02/2010	100	100
1.629% due 05/27/2010	9,314	9,332

American General Finance Corp.
4.000% due 03/15/2011	7,972	7,815
5.625% due 08/17/2011	1,800	1,761
5.750% due 09/15/2016	4,300	3,688
6.900% due 12/15/2017	300	263

American International Group, Inc.
4.950% due 03/20/2012	1,100	1,123
5.375% due 10/18/2011	15,675	16,106
5.600% due 10/18/2016	1,500	1,397
5.850% due 01/16/2018	300	279
6.250% due 05/01/2036	6,100	5,335
8.175% due 05/15/2068	7,500	6,394
8.250% due 08/15/2018	50,300	52,859

Banco Santander Chile
2.875% due 11/13/2012	43,900	44,065

Bank of America Corp.
0.511% due 10/14/2016	1,700	1,540
5.650% due 05/01/2018	11,000	11,146
5.750% due 12/01/2017	2,250	2,310
6.000% due 09/01/2017	285	297
7.375% due 05/15/2014	9,100	10,242
7.625% due 06/01/2019	500	573

Bank of America N.A.
0.799% due 06/23/2010	200	200
6.000% due 06/15/2016	200	209

Barclays Bank PLC
5.450% due 09/12/2012	800	863
5.926% due 09/29/2049	5,000	4,450
6.050% due 12/04/2017	31,262	32,282
6.750% due 05/22/2019	600	665
7.434% due 09/29/2049	1,200	1,200
7.700% due 04/29/2049	1,919	1,898
10.179% due 06/12/2021	16,500	21,566

Barnett Capital III
0.874% due 02/01/2027	700	483

Bear Stearns Cos. LLC
7.250% due 02/01/2018	15,900	18,402

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Block Financial LLC
7.875% due 01/15/2013	$2,500	$2,828

BNP Paribas
5.186% due 06/29/2049	3,000	2,662

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	76,900	77,243

Cantor Fitzgerald LP
7.875% due 10/15/2019	10,900	10,942

Capital One Financial Corp.
6.750% due 09/15/2017	100	111

CIT Group, Inc.
7.000% due 05/01/2013	2,142	2,099
7.000% due 05/01/2014	3,213	3,044
7.000% due 05/01/2015	3,213	3,004
7.000% due 05/01/2016	5,354	4,953
7.000% due 05/01/2017	15,351	14,200

CitiFinancial, Inc.
6.625% due 06/01/2015	100	105

Citigroup Funding, Inc.
1.299% due 05/07/2010	6,000	6,005

Citigroup, Inc.
5.300% due 10/17/2012	500	525
5.500% due 04/11/2013	100	105
6.000% due 08/15/2017	7,000	7,168
6.125% due 11/21/2017	7,290	7,509
6.125% due 05/15/2018	5,900	6,038
8.500% due 05/22/2019	1,920	2,245

Countrywide Financial Corp.
5.800% due 06/07/2012	2,000	2,127

Credit Suisse AG
5.400% due 01/14/2020	15,600	15,752

Credit Suisse New York
6.000% due 02/15/2018	100	106

Dexia Credit Local
2.000% due 03/05/2013	33,900	33,704

Ford Motor Credit Co. LLC
9.875% due 08/10/2011	18,500	19,627

General Electric Capital Corp.
0.450% due 01/08/2016	399	366

Goldman Sachs Group, Inc.
0.429% due 02/06/2012	6,600	6,568
0.551% due 06/28/2010	700	701
0.652% due 10/07/2011	3,800	3,804
5.750% due 10/01/2016	200	214
5.950% due 01/18/2018	500	525
6.150% due 04/01/2018	5,100	5,405

HSBC Finance Corp.
0.460% due 08/09/2011	900	895
0.682% due 06/01/2016	2,100	1,994
1.749% due 10/20/2010	1,600	1,602

Hyatt Hotels Corp.
5.750% due 08/15/2015	300	306
6.875% due 08/15/2019	7,500	7,691

International Lease Finance Corp.
4.875% due 09/01/2010	10,365	10,366
5.000% due 09/15/2012	3,300	3,173
5.300% due 05/01/2012	2,400	2,332
5.400% due 02/15/2012	200	197
5.750% due 06/15/2011	3,450	3,469

JPMorgan Chase Capital XX
6.550% due 09/15/2066	3,000	2,824

JPMorgan Chase Capital XXII
6.450% due 01/15/2087	506	471

KeyCorp
6.500% due 05/14/2013	1,000	1,069

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LBG Capital No.1 PLC
8.500% due 12/29/2049	$2,700	$2,363

LeasePlan Corp. NV
3.000% due 05/07/2012	3,000	3,102

Lloyds TSB Bank PLC
4.375% due 01/12/2015	1,100	1,085
12.000% due 12/29/2049	55,300	61,719

Macquarie Bank Ltd.
4.100% due 12/17/2013	11,800	12,558

Macquarie Group Ltd.
7.625% due 08/13/2019	300	335

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,000	2,120

Merrill Lynch & Co., Inc.
5.000% due 02/03/2014	5,000	5,103
5.000% due 01/15/2015	2,300	2,355
6.050% due 08/15/2012	3,400	3,633
6.150% due 04/25/2013	4,000	4,310
6.400% due 08/28/2017	1,450	1,530
6.875% due 04/25/2018	10,700	11,549

Morgan Stanley
2.350% due 05/14/2010	3,300	3,307
5.750% due 10/18/2016	500	520
5.950% due 12/28/2017	500	514
6.000% due 04/28/2015	2,000	2,145
6.600% due 04/01/2012	1,000	1,085
6.625% due 04/01/2018	1,900	2,030
7.300% due 05/13/2019	1,000	1,107

Nationwide Health Properties, Inc.
6.500% due 07/15/2011	100	103

Pearson Dollar Finance PLC
6.250% due 05/06/2018	6,000	6,428

Rabobank Capital Funding II
5.260% due 12/29/2049	300	272

Rabobank Capital Funding Trust
5.254% due 12/29/2049	3,200	2,847

Rabobank Nederland NV
11.000% due 06/29/2049	300	387

RBS Capital Trust III
5.512% due 09/29/2049	300	184

Royal Bank of Scotland Group PLC
4.875% due 03/16/2015	18,400	18,414
6.400% due 10/21/2019	50,000	50,076
6.990% due 10/29/2049	8,745	6,253
7.640% due 03/29/2049	4,000	2,540
7.648% due 08/29/2049	900	758

SLM Corp.
0.479% due 10/25/2011	600	571
0.549% due 01/27/2014	21,200	18,359
4.500% due 07/26/2010	600	603
8.450% due 06/15/2018	800	810

Swedbank AB
3.000% due 12/22/2011	4,000	4,116

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039	21,720	23,639

UBS AG
1.169% due 05/05/2010	500	500
1.173% due 06/19/2010	2,400	2,405
1.352% due 02/23/2012	88,400	88,870
5.750% due 04/25/2018	1,600	1,642

UBS Preferred Funding Trust V
6.243% due 05/29/2049	5,500	5,005

Wachovia Bank N.A.
0.587% due 03/15/2016	2,100	1,934

See Accompanying Notes	Annual Report	March 31, 2010	217

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Corp.
0.439% due 08/01/2013	$4,000	$3,886
5.300% due 10/15/2011	1,000	1,058

WEA Finance LLC
6.750% due 09/02/2019	6,900	7,376

Wells Fargo Bank N.A.
0.460% due 05/16/2016	500	457
4.750% due 02/09/2015	1,000	1,040

White Nights Finance BV for Gazprom
10.500% due 03/25/2014	4,500	5,360

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010	4,100	4,176

		956,737

INDUSTRIALS 7.5%

Aetna, Inc.
6.500% due 09/15/2018	500	559

Alcoa, Inc.
5.870% due 02/23/2022	1,700	1,565

Altria Group, Inc.
9.700% due 11/10/2018	9,100	11,207

America Movil SAB de C.V.
6.125% due 03/30/2040	31,000	30,448

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019	2,979	3,449

Avnet, Inc.
6.625% due 09/15/2016	1,600	1,712

Black & Decker Corp.
8.950% due 04/15/2014	4,600	5,451

Boston Scientific Corp.
6.000% due 06/15/2011	100	104
6.000% due 01/15/2020	5,000	4,732

Burlington Northern Santa Fe Corp.
8.125% due 04/15/2020	1,000	1,214

CBS Corp.
8.875% due 05/15/2019	5,000	6,050

Centex Corp.
5.700% due 05/15/2014	1,000	1,022
6.500% due 05/01/2016	4,500	4,680

CIGNA Corp.
8.500% due 05/01/2019	5,900	7,164

CODELCO, Inc.
5.625% due 09/21/2035	3,000	2,893

Con-way, Inc.
7.250% due 01/15/2018	2,500	2,651

CVS Caremark Corp.
0.552% due 06/01/2010	950	950

CVS Pass-Through Trust
7.507% due 01/10/2032	43,409	48,408

Daimler Finance North America LLC
5.750% due 09/08/2011	3,300	3,480
6.500% due 11/15/2013	5,000	5,548
8.500% due 01/18/2031	2,000	2,448

Deluxe Corp.
5.125% due 10/01/2014	6,900	6,357

Dow Chemical Co.
5.900% due 02/15/2015	800	867
8.550% due 05/15/2019	7,600	9,209
9.400% due 05/15/2039	2,000	2,689

DR Horton, Inc.
5.625% due 01/15/2016	2,500	2,416

El Paso Corp.
7.000% due 05/15/2011	250	260
7.800% due 08/01/2031	100	99

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gaz Capital S.A.
6.212% due 11/22/2016	$4,000	$4,160

Gazprom International S.A.
7.201% due 02/01/2020	1,277	1,363

HCA, Inc.
7.875% due 02/15/2020	14,500	15,216
9.250% due 11/15/2016	200	213

Intelsat Jackson Holdings S.A.
8.500% due 11/01/2019	15,000	15,825
9.500% due 06/15/2016	13,000	13,910

International Business Machines Corp.
0.829% due 07/28/2011	300	302

KB Home
5.875% due 01/15/2015	1,200	1,143
7.250% due 06/15/2018	1,300	1,251

Kraft Foods, Inc.
5.625% due 11/01/2011	100	106

Macy’s Retail Holdings, Inc.
5.900% due 12/01/2016	7,600	7,619

Mandalay Resort Group
7.625% due 07/15/2013	5,580	4,938

Masco Corp.
4.800% due 06/15/2015	3,000	2,897
5.850% due 03/15/2017	2,500	2,439
6.125% due 10/03/2016	5,000	4,990

McKesson Corp.
7.500% due 02/15/2019	5,000	5,939

MGM Mirage
9.000% due 03/15/2020	14,600	15,111

Morton International, Inc.
12.400% due 06/01/2020	2,000	2,387

Nabors Industries, Inc.
6.150% due 02/15/2018	2,500	2,667

New Albertson’s, Inc.
7.500% due 02/15/2011	4,600	4,784

Newell Rubbermaid, Inc.
10.600% due 04/15/2019	3,400	4,493

Pemex Project Funding Master Trust
5.750% due 03/01/2018	9,700	10,031

Reynolds American, Inc.
0.957% due 06/15/2011	400	398

Rohm and Haas Co.
6.000% due 09/15/2017	1,000	1,064

RPM International, Inc.
6.500% due 02/15/2018	4,000	4,176

RR Donnelley & Sons Co.
6.125% due 01/15/2017	5,000	5,023

Staples, Inc.
9.750% due 01/15/2014	6,000	7,280

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	2,000	2,110
7.875% due 05/01/2012	2,100	2,284

Talisman Energy, Inc.
7.750% due 06/01/2019	4,000	4,774

Tate & Lyle International Finance PLC
6.625% due 06/15/2016	1,400	1,485

Tennessee Gas Pipeline Co.
8.000% due 02/01/2016	2,500	2,894

Time Warner Cable, Inc.
5.000% due 02/01/2020	10,000	9,879

Toll Brothers Finance Corp.
8.910% due 10/15/2017	1,700	1,941

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Airlines, Inc.
1.000% due 05/07/2024 (a)(n)	$300	$70
10.400% due 05/01/2018	20,600	22,145

Volvo Treasury AB
5.950% due 04/01/2015	25,000	25,499

Weyerhaeuser Co.
6.750% due 03/15/2012	1,080	1,152
7.375% due 10/01/2019	20,136	21,303

Whirlpool Corp.
8.600% due 05/01/2014	5,000	5,807

Wynn Las Vegas LLC
6.625% due 12/01/2014	1,500	1,504

		410,204

UTILITIES 1.1%

British Telecommunications PLC
5.950% due 01/15/2018	800	823
9.125% due 12/15/2010	4,425	4,674

Deutsche Telekom International Finance BV
8.500% due 06/15/2010	2,600	2,638

Dominion Resources, Inc.
1.308% due 06/17/2010	1,400	1,403

Duke Energy Corp.
3.950% due 09/15/2014	300	309

Embarq Corp.
6.738% due 06/01/2013	600	653
7.082% due 06/01/2016	10,300	11,231

Enel Finance International S.A.
3.875% due 10/07/2014	8,800	8,923

Midwest Generation LLC
8.560% due 01/02/2016	2,917	2,986

Qwest Corp.
7.625% due 06/15/2015	7,200	7,902

Sempra Energy
6.500% due 06/01/2016	7,000	7,830

Sprint Capital Corp.
8.375% due 03/15/2012	1,000	1,045

Sprint Nextel Corp.
0.651% due 06/28/2010	2,663	2,654
8.375% due 08/15/2017	6,300	6,363

		59,434

Total Corporate Bonds & Notes (Cost $1,331,086)		1,426,375

CONVERTIBLE BONDS & NOTES 0.9%

Amgen, Inc.
0.000% due 03/01/2032	6,900	5,210

Transocean, Inc.
1.625% due 12/15/2037	44,784	44,840

Total Convertible Bonds & Notes (Cost $49,757)		50,050

MUNICIPAL BONDS & NOTES 5.0%

Alameda County, California Oakland Unified School District General Obligation Bonds, Series 2009
9.500% due 08/01/2034	13,100	12,974

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	1,800	1,693

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	33,200	36,088
7.300% due 10/01/2039	10,000	10,045

218	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 04/01/2034	$3,600	$3,718
7.550% due 04/01/2039	15,400	15,937

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036 (b)	8,000	8,203

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	2,000	1,979

Chicago, Illinois Board of Education General Obligation Bonds, Series 2008
5.250% due 12/01/2026	1,400	1,487

Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2032	500	494

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	10,000	10,679

Cincinnati, Ohio City School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
5.250% due 12/01/2018	3,680	4,169

Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2038	1,500	1,500

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	200	202

Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp. Revenue Bonds, (NPFGC-FGIC Insured), Series 2000
6.125% due 11/01/2035	1,080	1,082

Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	19,300	19,752

Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	15,000	14,928

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	900	704
5.750% due 06/01/2047	525	371

Illinois State Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
2.933% due 01/01/2019	350	307

Illinois State General Obligation Notes, Series 2010
4.421% due 01/01/2015	9,600	9,686

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
5.966% due 01/15/2030	6,300	6,347

Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.750% due 07/01/2034	14,000	12,823

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	290	270

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
2.628% due 07/01/2020	450	389

Massachusetts State Water Resources Authority Revenue Bonds, (FSA Insured), Series 2005
7.750% due 08/01/2032	125	129

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041	300	297

New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	2,995	2,731
5.750% due 06/01/2043	4,600	4,115

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	$2,000	$2,081

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.270% due 06/15/2031	100	116

North Carolina State Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	3,300	3,346

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2009
6.449% due 02/15/2044	4,400	4,480

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,125	1,548

Ohio State Housing Finance Agency Revenue Bonds, (GNMA/FNMA Insured), Series 2007
6.036% due 09/01/2017	165	165

Riverside, California Revenue Bonds, Series 2009
7.000% due 08/01/2029	2,100	2,133

Riverton, Utah Revenue Bonds, Series 2009
5.000% due 08/15/2041	9,250	9,256

Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	8,800	8,975

San Diego County, California Water Authority Certificates of Participation Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2028	2,200	2,253

San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	100	100

Santa Clara County, California Financing Authority Revenue Bonds, Series 2008
5.250% due 05/15/2036	10,000	10,225

Seattle, Washington General Obligation Bonds, Series 2007
5.000% due 10/01/2019	1,000	1,126

Seminole County, Florida Revenue Bonds, Series 2010
6.443% due 10/01/2040	7,000	7,039

Texas A&M University Revenue Bonds, Series 2009
5.000% due 05/15/2020	2,865	3,251

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	11,300	11,382

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
8.303% due 02/15/2031	100	119

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.250% due 02/01/2027	100	119
8.334% due 10/01/2031	170	201

University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	10,300	10,479

University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	785	780

University of Massachusetts Building Authority Revenue Bonds, Series 2009
6.573% due 05/01/2039	7,000	7,029

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	4,225	3,359

Total Municipal Bonds & Notes (Cost $266,024)		272,661

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 40.7%

Fannie Mae
0.289% due 12/25/2036	$538	$531
0.329% due 01/25/2021	101	100
0.359% due 03/25/2036	330	300
0.429% due 10/27/2037	400	399
0.579% due 09/25/2042	122	120
1.129% due 04/25/2032	9	9
1.625% due 11/25/2023	143	142
1.671% due 03/01/2044 - 09/01/2044	836	836
2.835% due 11/01/2034	599	627
2.984% due 09/01/2031	29	30
3.452% due 12/01/2035	25	25
3.972% due 05/01/2035	701	727
4.000% due 07/01/2024 - 04/01/2040	129,779	126,894
5.000% due 05/01/2030 - 06/01/2040	125,289	128,695
5.094% due 06/01/2035	573	597
5.500% due 11/01/2029 - 05/01/2040	1,603,785	1,692,065
6.000% due 11/01/2036 - 04/01/2040	2,704	2,875
6.500% due 08/01/2029 - 12/01/2038	5,772	6,275

Federal Housing Administration
7.430% due 07/01/2018 - 02/01/2023	47	47

Freddie Mac
0.430% due 10/15/2020	46	46
1.200% due 10/15/2020	5	5
1.681% due 10/25/2044	42	40
1.881% due 07/25/2044	654	628
4.000% due 04/01/2040	78,000	75,575
4.500% due 10/15/2019	20	20
5.000% due 04/15/2018 - 05/01/2030	130,065	135,113
6.500% due 10/25/2043	186	205

Ginnie Mae
0.529% due 05/20/2037	7,273	7,150
3.500% due 04/15/2039 - 05/15/2039	6,954	6,432
5.000% due 04/01/2040	2,000	2,078
5.500% due 06/20/2035	1,452	1,518
6.000% due 12/15/2028 - 06/20/2038	1,487	1,578
6.500% due 08/15/2036	3,902	4,215

Overseas Private Investment Corp.
0.000% due 09/15/2011 - 12/14/2014	11,852	12,070

Residual Funding Strip
0.000% due 10/15/2019	12,600	8,288

Tennessee Valley Authority
0.000% due 04/15/2042 (e)	2,000	2,006
5.250% due 09/15/2039	5,000	4,963

Total U.S. Government Agencies (Cost $2,226,750)		2,223,224

U.S. TREASURY OBLIGATIONS 13.1%

Treasury Inflation Protected Securities (f)
2.125% due 02/15/2040	31,075	30,890

U.S. Treasury Bonds
4.250% due 05/15/2039	1,460	1,353
4.375% due 02/15/2038	18,200	17,313
4.375% due 11/15/2039 (k)	20,000	18,919
4.500% due 08/15/2039	60	58
4.625% due 02/15/2040	800	789
7.250% due 08/15/2022	39,900	51,870
7.500% due 11/15/2024	8,200	11,011
7.625% due 11/15/2022	33,000	44,199

See Accompanying Notes	Annual Report	March 31, 2010	219

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 02/15/2021	$36,400	$48,964
8.000% due 11/15/2021	46,100	62,826
8.125% due 05/15/2021	14,800	20,271

U.S. Treasury Notes
0.875% due 04/30/2011 (k)	13,031	13,089
1.000% due 07/31/2011	1,115	1,121
1.000% due 10/31/2011 (h)(k)	14,431	14,486
1.000% due 12/31/2011	7,400	7,417
2.625% due 12/31/2014	1,000	1,007
2.750% due 11/30/2016	36,400	35,390
3.000% due 08/31/2016	32,800	32,557
3.000% due 09/30/2016	13,600	13,471
3.125% due 10/31/2016	69,100	68,857
3.250% due 07/31/2016 (k)	71,900	72,642
3.250% due 12/31/2016	14,000	14,018
3.625% due 08/15/2019	62,500	61,758
3.625% due 02/15/2020 (j)	69,300	68,141

Total U.S. Treasury Obligations (Cost $720,520)		712,417

MORTGAGE-BACKED SECURITIES 6.1%

American General Mortgage Loan Trust
5.150% due 03/25/2040	10,000	9,998

American Home Mortgage Assets
0.439% due 10/25/2046	250	126

American Home Mortgage Investment Trust
2.229% due 02/25/2045	2,937	2,302
5.660% due 09/25/2045	1,731	1,390

Banc of America Commercial Mortgage, Inc.
5.421% due 04/10/2049	551	571

Banc of America Funding Corp.
5.806% due 03/25/2037	292	226
6.000% due 03/25/2037	7,000	4,862
6.062% due 10/20/2046	10,297	8,726

Banc of America Mortgage Securities, Inc.
3.307% due 01/25/2035	1,052	932
4.720% due 05/25/2035	10,500	8,203

BCRR Trust
5.805% due 08/17/2045	6,890	6,942

Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	184	172
2.560% due 08/25/2035	127	118
2.810% due 03/25/2035	305	286
2.934% due 03/25/2035	62	59
3.059% due 04/25/2034	483	434
3.408% due 05/25/2034	20	18
3.738% due 08/25/2035	4,769	3,309
4.142% due 11/25/2034	28	25
5.287% due 02/25/2036	3,652	3,016
5.394% due 05/25/2047	86	60

Bear Stearns Alt-A Trust
0.429% due 02/25/2034	266	111
3.854% due 08/25/2036	43	23
5.158% due 09/25/2035	3,599	2,666
5.590% due 11/25/2036	2,827	1,848
5.599% due 11/25/2036	6,610	4,374
5.646% due 11/25/2036	2,132	1,385
5.652% due 01/25/2036	4,876	2,749

Bear Stearns Commercial Mortgage Securities
0.340% due 03/15/2019	346	311

Bear Stearns Structured Products, Inc.
5.603% due 01/26/2036	70	43
5.624% due 12/26/2046	2,784	1,713

Chase Mortgage Finance Corp.
3.642% due 02/25/2037	193	182
4.027% due 02/25/2037	1,054	958
4.562% due 02/25/2037	1,620	1,621

Chaseflex Trust
0.689% due 07/25/2037	1,168	627

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citicorp Mortgage Securities, Inc.
5.500% due 04/25/2037	$2,239	$1,976

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	87	78
3.400% due 02/25/2034	686	617
4.248% due 08/25/2035	102	90
5.500% due 09/25/2035	1,580	1,390
5.532% due 11/25/2036	2,752	1,525
5.969% due 09/25/2037	859	586

Countrywide Alternative Loan Trust
0.309% due 09/20/2046	41	41
0.379% due 05/20/2046	42	40
0.389% due 02/25/2047	690	370
0.409% due 02/20/2047	923	463
0.409% due 05/25/2047	10,254	5,392
0.419% due 11/25/2046	511	252
0.424% due 12/20/2046	11,635	6,020
0.439% due 03/20/2046	5,460	2,840
0.509% due 12/25/2035	730	475
0.509% due 02/25/2037	779	430
0.729% due 12/25/2035	12,963	8,195
0.729% due 05/25/2037	4,300	2,076
1.471% due 12/25/2035	2,853	1,559
1.471% due 02/25/2036	38	21
4.909% due 06/25/2037	9,230	5,376
5.500% due 01/25/2036	1,800	1,215
5.500% due 03/25/2036	188	119
6.000% due 05/25/2037	2,909	1,798
6.000% due 08/25/2037	4,830	3,283
6.250% due 11/25/2036	2,398	1,594
6.500% due 06/25/2036	356	206

Countrywide Home Loan Mortgage Pass-Through Trust
0.549% due 03/25/2035	11,055	5,973
0.609% due 09/25/2034	21	13
0.629% due 11/25/2034	205	164
3.005% due 09/25/2034	110	46
3.510% due 11/25/2034	28	24
3.960% due 08/25/2034	107	87
3.968% due 08/25/2034	8	6
5.000% due 11/25/2035	2,309	1,976
5.250% due 02/20/2036	2,087	1,385
5.500% due 11/25/2035	1,251	1,135
5.681% due 09/20/2036	564	329

Credit Suisse First Boston Mortgage Securities Corp.
3.483% due 08/25/2033	35	33
6.500% due 04/25/2033	3	3

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	1,290	1,238

Deutsche ALT-A Securities, Inc.
0.319% due 08/25/2037	1,018	979

Downey Savings & Loan Association Mortgage Loan Trust
0.489% due 08/19/2045	72	44
2.539% due 07/19/2044	9	6

First Horizon Alternative Mortgage Securities
5.387% due 09/25/2035	1,967	1,420

First Horizon Asset Securities, Inc.
2.916% due 12/25/2033	14	14

First Republic Mortgage Loan Trust
0.580% due 11/15/2031	33	28

Greenpoint Mortgage Funding Trust
0.309% due 10/25/2046	5,349	4,854
0.309% due 01/25/2047	285	262

GS Mortgage Securities Corp. II
5.374% due 05/17/2045	4,600	4,780

GSR Mortgage Loan Trust
2.060% due 03/25/2033	10	10

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 05/25/2037	$5,713	$5,067
5.412% due 05/25/2047	13,642	9,522
5.750% due 03/25/2036	3,528	3,060
5.750% due 01/25/2037	3,500	2,858
6.000% due 02/25/2036	9,974	8,445
6.000% due 03/25/2037	8,536	7,321
6.000% due 05/25/2037	5,501	4,916
6.500% due 09/25/2036	2,056	1,654

Harborview Mortgage Loan Trust
0.319% due 01/19/2038	30	30
0.409% due 11/19/2036	486	276
0.419% due 01/19/2038	3,943	2,185
0.449% due 05/19/2035	390	232
0.469% due 06/19/2035	212	123
0.469% due 03/19/2036	396	221
0.499% due 03/19/2035	6,609	4,316
3.605% due 05/19/2033	29	28

Impac CMB Trust
0.889% due 03/25/2035	717	469

Impac Secured Assets CMN Owner Trust
0.309% due 01/25/2037	15	14

Indymac IMSC Mortgage Loan Trust
6.007% due 06/25/2037	2,730	1,327

Indymac INDA Mortgage Loan Trust
4.993% due 01/25/2036	5,881	4,877

Indymac Index Mortgage Loan Trust
0.319% due 11/25/2046	44	43
3.025% due 01/25/2036	1,416	882

JPMorgan Mortgage Trust
3.442% due 07/25/2035	209	198
5.005% due 07/25/2035	235	222
5.677% due 04/25/2036	7,578	6,970
5.750% due 01/25/2036	8,007	6,889
6.000% due 08/25/2037	19,580	16,710
6.250% due 07/25/2036	5,400	4,514

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.530% due 06/15/2022	7,514	6,953

MASTR Alternative Loans Trust
0.629% due 11/25/2033	494	473

MASTR Asset Securitization Trust
5.500% due 09/25/2033	111	114

MASTR Seasoned Securities Trust
4.784% due 10/25/2032	84	71

Mellon Residential Funding Corp.
0.580% due 11/15/2031	157	148
0.670% due 12/15/2030	308	278

Merrill Lynch Countrywide Commercial Mortgage Trust
0.768% due 07/09/2021	4,800	4,195

Merrill Lynch Mortgage Investors, Inc.
0.439% due 02/25/2036	369	266

MLCC Mortgage Investors, Inc.
0.479% due 11/25/2035	416	348
4.250% due 10/25/2035	93	85

Morgan Stanley Mortgage Loan Trust
3.117% due 07/25/2035	900	619
3.863% due 08/25/2034	144	111
4.786% due 07/25/2035	504	350
5.352% due 06/25/2036	236	203
6.000% due 10/25/2037	9,041	6,455

Residential Accredit Loans, Inc.
0.389% due 01/25/2037	10,378	5,750
0.479% due 02/25/2036	948	452
0.529% due 08/25/2035	219	126
0.629% due 10/25/2045	788	426
3.338% due 02/25/2035	3,772	2,543
3.349% due 03/25/2035	2,348	1,646
5.917% due 01/25/2036	548	303

220	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securitization Trust
0.629% due 01/25/2046	$4,857	$2,189
5.500% due 07/25/2035	434	331
5.500% due 09/25/2035	813	670
5.500% due 12/25/2035	1,148	902
5.750% due 02/25/2036	3,000	2,044
6.250% due 07/25/2036	12,874	7,809

Residential Funding Mortgage Securities I
5.666% due 02/25/2036	2,054	1,518

Structured Adjustable Rate Mortgage Loan Trust
1.871% due 01/25/2035	59	28
2.760% due 02/25/2034	16	14
2.825% due 04/25/2034	22	18
2.831% due 01/25/2035	456	324
5.139% due 08/25/2035	90	66
5.210% due 09/25/2034	35	31
5.976% due 04/25/2036	3,272	2,157

Structured Asset Mortgage Investments, Inc.
0.299% due 08/25/2036	48	47
0.329% due 09/25/2047	23	23
0.419% due 07/25/2046	261	138
0.439% due 04/25/2036	888	480
0.439% due 08/25/2036	1,022	568
0.449% due 05/25/2036	1,487	774
0.509% due 02/25/2036	294	170
0.579% due 03/19/2034	16	14

Structured Asset Securities Corp.
0.279% due 05/25/2036	9	8
2.595% due 01/25/2032	299	289
3.183% due 10/25/2035	27	23

TBW Mortgage-Backed Pass-Through Certificates
0.339% due 01/25/2037	27	24

Thornburg Mortgage Securities Trust
0.329% due 03/25/2037	252	241
0.339% due 11/25/2046	1,267	1,236
0.349% due 10/25/2046	403	393
0.359% due 06/25/2037	59	58

TIAA Seasoned Commercial Mortgage Trust
6.072% due 08/15/2039	1,800	1,531

Wachovia Bank Commercial Mortgage Trust
0.322% due 09/15/2021	162	145
5.308% due 11/15/2048	900	895

Wachovia Mortgage Loan Trust LLC
6.036% due 03/20/2037	2,822	2,379

WaMu Mortgage Pass-Through Certificates
0.499% due 12/25/2045	57	44
0.549% due 07/25/2045	42	31
0.769% due 12/25/2027	600	522
1.171% due 02/25/2047	266	141
1.201% due 01/25/2047	135	81
1.221% due 06/25/2047	743	223
1.281% due 12/25/2046	843	507
1.291% due 12/25/2046	7,109	3,932
1.451% due 06/25/2046	857	540
1.671% due 11/25/2042	54	40
1.971% due 11/25/2046	1,360	879
2.385% due 03/25/2033	48	44
2.884% due 06/25/2033	10	9
2.893% due 10/25/2034	1,301	1,193
3.328% due 09/25/2046	630	387
3.328% due 10/25/2046	456	301
5.228% due 01/25/2036	3,560	2,745
5.276% due 03/25/2037	1,844	1,515
5.396% due 02/25/2037	1,025	722
5.597% due 11/25/2036	5,439	4,130
5.662% due 06/25/2037	8,059	6,084
5.677% due 02/25/2037	1,021	740
5.725% due 10/25/2036	184	142
5.792% due 07/25/2037	1,480	1,013

Wells Fargo Mortgage-Backed Securities Trust
2.971% due 12/25/2034	1,101	1,011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.049% due 07/25/2035	$29	$29
3.097% due 09/25/2034	3,711	1,531
4.607% due 06/25/2035	280	276
4.687% due 12/25/2033	31	31
4.986% due 03/25/2036	2,624	2,177
5.000% due 11/25/2036	1,327	1,193
5.215% due 04/25/2036	663	598
5.500% due 03/25/2036	1,594	1,353
5.582% due 05/25/2036	2,184	1,824

Total Mortgage-Backed Securities (Cost $311,668)		332,031

ASSET-BACKED SECURITIES 2.1%

Accredited Mortgage Loan Trust
0.279% due 02/25/2037	13	13

Ally Auto Receivables Trust
0.396% due 09/15/2010	2,774	2,774
1.320% due 03/15/2012	3,300	3,314

Amortizing Residential Collateral Trust
0.929% due 10/25/2031	905	742

Argent Securities, Inc.
0.429% due 10/25/2035	85	76

Asset-Backed Funding Certificates
0.289% due 11/25/2036	2	2
0.579% due 06/25/2034	388	298
1.356% due 12/25/2032	1,917	1,499

Bear Stearns Asset-Backed Securities Trust
0.279% due 11/25/2036	31	29
0.559% due 01/25/2036	67	66
0.579% due 09/25/2034	34	33
0.679% due 03/25/2043	1	1
0.729% due 11/25/2042	27	24
5.500% due 08/25/2036	2,744	1,582

Bear Stearns Second Lien Trust
0.449% due 12/25/2036	2,903	1,990

Carrington Mortgage Loan Trust
0.279% due 12/25/2036	36	32
0.279% due 01/25/2037	240	230
0.329% due 06/25/2037	157	138
0.389% due 01/25/2036	97	96

Chase Issuance Trust
0.630% due 09/17/2012	14,800	14,820
0.680% due 09/17/2012	36,500	36,557

Citigroup Mortgage Loan Trust, Inc.
0.289% due 05/25/2037	36	33
0.289% due 07/25/2045	154	116
0.329% due 10/25/2036	219	217

Countrywide Asset-Backed Certificates
0.279% due 05/25/2037	153	150
0.339% due 10/25/2046	57	56
0.389% due 02/25/2036	2	2
0.569% due 12/25/2036	847	346
0.709% due 12/25/2031	2	1

Credit-Based Asset Servicing & Securitization LLC
0.349% due 07/25/2037	1,874	1,443
5.844% due 04/25/2037	83	82
6.280% due 05/25/2035	2,552	2,057

First NLC Trust
0.299% due 08/25/2037	48	33

Ford Credit Auto Owner Trust
0.357% due 09/15/2010	2,214	2,214
1.210% due 01/15/2012	3,300	3,309

Fremont Home Loan Trust
0.279% due 10/25/2036	70	69
0.289% due 01/25/2037	38	31

Home Equity Mortgage Trust
5.367% due 07/25/2036	454	83

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSI Asset Securitization Corp. Trust
0.279% due 10/25/2036	$62	$42

JPMorgan Mortgage Acquisition Corp.
0.279% due 07/25/2036	15	15
0.289% due 03/25/2047	38	26
0.298% due 11/25/2036	4	4
0.309% due 08/25/2036	5	2
0.369% due 10/25/2036	12,500	4,819
5.830% due 07/25/2036	9,000	4,521

Lehman XS Trust
0.379% due 04/25/2037	210	127

Long Beach Mortgage Loan Trust
0.389% due 09/25/2036	3,950	1,387
0.509% due 10/25/2034	441	373
0.546% due 02/25/2036	2,890	996
0.586% due 01/25/2046	5,000	2,001

MASTR Asset-Backed Securities Trust
0.279% due 11/25/2036	28	20
0.289% due 11/25/2036	84	84

Merrill Lynch First Franklin Mortgage Loan Trust
0.479% due 04/25/2037	12,500	5,364

Morgan Stanley ABS Capital I
0.279% due 09/25/2036	10	10
0.339% due 10/25/2036	1,600	1,201
0.486% due 06/25/2036	2,000	750

Morgan Stanley IXIS Real Estate Capital Trust
0.279% due 11/25/2036	4	4

Nationstar Home Mortgage LLC
3.729% due 07/25/2034	131	3

Option One Mortgage Loan Trust
0.359% due 07/25/2037	800	338

Park Place Securities, Inc.
0.489% due 09/25/2035	46	40

SBI HELOC Trust
0.399% due 08/25/2036	71	68

Securitized Asset-Backed Receivables LLC Trust
0.359% due 05/25/2037	574	399

SLM Student Loan Trust
0.249% due 10/25/2016	51	51
1.549% due 01/25/2018	3,525	3,642
1.749% due 04/25/2023	2,448	2,535

Soundview Home Equity Loan Trust
0.289% due 11/25/2036	219	132
0.309% due 06/25/2037	34	28
0.509% due 10/25/2036	13,000	5,417

Specialty Underwriting & Residential Finance
0.396% due 09/25/2037	6,700	2,103

Structured Asset Investment Loan Trust
0.279% due 07/25/2036	7	7

Structured Asset Securities Corp.
0.279% due 10/25/2036	50	50
0.519% due 01/25/2033	10	9

USAA Auto Owner Trust
4.980% due 10/15/2012	441	449

WaMu Asset-Backed Certificates
0.379% due 01/25/2037	10,200	3,527

Wells Fargo Home Equity Trust
0.459% due 10/25/2035	47	46

Total Asset-Backed Securities (Cost $111,932)		115,148

SOVEREIGN ISSUES 0.5%

Qatar Government International Bond
5.250% due 01/20/2020	25,900	27,014

Total Sovereign Issues (Cost $26,057)		27,014

See Accompanying Notes	Annual Report	March 31, 2010	221

Schedule of Investments Unconstrained Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 10.8%

American General Finance Corp.
4.125% due 11/29/2013	EUR	4,300	$4,852

American International Group, Inc.
4.000% due 09/20/2011		4,700	6,372
5.750% due 03/15/2067	GBP	300	300
5.950% due 10/04/2010		3,900	5,919
8.625% due 05/22/2068		200	251

BAC Capital Trust VII
5.250% due 08/10/2035		8,500	9,255

Barclays Bank PLC
14.000% due 11/29/2049		1,130	2,244

BPCE S.A.
6.117% due 10/29/2049	EUR	100	110

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	96,190	48,621

Canada Government Bond
1.500% due 03/01/2012	CAD	138,000	135,299
3.500% due 01/13/2020	EUR	5,000	6,920

Citigroup, Inc.
0.701% due 01/16/2012	GBP	1,300	1,914
0.867% due 06/28/2013	EUR	100	128

EMF-NL
1.480% due 04/17/2041		7,700	8,000
1.680% due 07/17/2041		1,200	1,142
1.930% due 10/17/2041		600	546

Eurosail PLC
1.430% due 10/17/2040		6,389	7,502

FCE Bank PLC
7.875% due 02/15/2011	GBP	7,500	11,679

Fortis Bank Nederland NV
1.246% due 06/10/2011	EUR	3,700	5,003

France Government Bond
3.750% due 10/25/2019		6,400	8,943

Goldman Sachs Group, Inc.
4.750% due 01/28/2014		30	42
5.375% due 02/15/2013		200	289

LBG Capital No.1 PLC
7.867% due 12/17/2019	GBP	850	1,148

LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	8,750	9,853
9.334% due 02/07/2020	GBP	2,200	3,205

Lloyds TSB Bank PLC
0.803% due 06/09/2011	EUR	2,900	3,924

MBNA Europe Funding PLC
6.000% due 11/12/2010	GBP	2,069	3,199

Merrill Lynch & Co., Inc.
0.959% due 05/30/2014	EUR	300	378
0.961% due 08/25/2014		1,300	1,633
1.385% due 09/27/2012		4,200	5,537

Morgan Stanley
4.550% due 03/01/2013	AUD	3,900	3,429

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,093	1,314

MUFG Capital Finance 4 Ltd.
5.271% due 01/29/2049		1,211	1,490

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	254	$351

Newgate Funding PLC
1.250% due 12/15/2050	EUR	19,000	20,929

RBS Capital Trust A
6.467% due 12/29/2049		1,150	924

Republic of Germany
1.000% due 03/16/2012		87,000	117,594
3.750% due 01/04/2019		88,200	126,003

Royal Bank of Scotland Group PLC
4.500% due 01/28/2016		3,800	4,663
4.625% due 09/22/2021		1,600	1,799
6.666% due 12/31/2049	CAD	5,200	3,644
7.092% due 10/29/2049	EUR	600	511
7.387% due 12/29/2049	GBP	939	1,411

SLM Corp.
1.020% due 04/26/2011	EUR	900	1,179
3.125% due 09/17/2012		2,300	2,951
4.750% due 03/17/2014		3,200	4,052

Societe Generale
4.196% due 01/29/2049		100	113

UBS AG
4.280% due 04/29/2049		3,100	3,470

Total Foreign Currency- Denominated Issues (Cost $584,479)			590,035

		SHARES
COMMON STOCKS 0.2%

CIT Group, Inc. (c)		58,149	2,265

Royal Bank of Scotland Group PLC (c)	GBP	8,565,070	5,719

Total Common Stocks (Cost $3,226)			7,984

CONVERTIBLE PREFERRED SECURITIES 0.3%

American International Group, Inc.
8.500% due 08/01/2011		51,500	527

Citigroup, Inc.
7.500% due 12/15/2012		139,000	16,941

Total Convertible Preferred Securities (Cost $14,367)			17,468

PREFERRED STOCKS 0.0%

Fannie Mae
8.250% due 12/31/2049 (c)		8,000	10

Total Preferred Stocks (Cost $10)			10

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 21.5%

CERTIFICATES OF DEPOSIT 0.9%

Barclays Bank PLC
1.109% due 03/22/2011		$49,900	49,876

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 0.4%

Metropolitan Life Global Funding I
0.858% due 09/17/2010	$20,200	$20,258

REPURCHASE AGREEMENTS 3.0%

Barclays Capital, Inc.
0.030% due 04/01/2010	52,600	52,600
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $53,867. Repurchase proceeds are $52,600.)

Citigroup Global Markets, Inc.
0.020% due 04/01/2010	54,400	54,400
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 2.625% due 02/29/2016 valued at $55,684. Repurchase proceeds are $54,400.)

Goldman Sachs & Co.
0.140% due 04/05/2010	37,000	37,000
(Dated 03/11/2010. Collateralized by Fannie Mae 6.000% due 01/01/2039 valued at $36,640. Repurchase proceeds are $37,000.)

Morgan Stanley
0.030% due 04/01/2010	2,000	2,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2014 valued at $2,045. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	21,192	21,192
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 07/22/2010 valued at $21,619. Repurchase proceeds are $21,192.)

		167,192

U.S. TREASURY BILLS 0.3%
0.208% due 08/19/2010 - 09/09/2010 (d)(h)(i)(k)	16,935	16,921

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (g) 16.9%
	92,000,494	921,201

Total Short-Term Instruments (Cost $1,175,451)		1,175,448

Total Investments 128.2% (Cost $6,869,873)		$7,000,402

Written Options (m) (0.1%) (Premiums $18,802)		(5,259)

Other Assets and Liabilities (Net) (28.1%)		(1,533,088)

Net Assets 100.0%		$5,462,055

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Non-income producing security.

222	PIMCO Funds	See Accompanying Notes

March 31, 2010

(d)	Coupon represents a weighted average rate.
(e)	Security becomes interest bearing at a future date.
(f)	Principal amount of security is adjusted for inflation.
(g)	Affiliated to the Fund.
(h)	Securities with an aggregate market value of $10,353 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(i)	Securities with an aggregate market value of $1,639 have been pledged as collateral for delayed-delivery mortgage-backed securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2010.
(j)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $14,373 at a weighted average interest rate of -0.167%. On March 31, 2010, securities valued at $54,277 were pledged as collateral for reverse repurchase agreements.
(k)	Securities with an aggregate market value of $25,061 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	352	$228
90-Day Euribor June Futures	Long	06/2011	325	267
90-Day Euribor September Futures	Long	09/2010	1,949	230
90-Day Euribor September Futures	Long	09/2011	325	259
90-Day Eurodollar December Futures	Long	12/2010	703	299
90-Day Eurodollar June Futures	Long	06/2010	501	81
90-Day Eurodollar September Futures	Long	09/2010	2,700	8,781
Euro-Bobl June Futures	Long	06/2010	2,123	832
Euro-Bund 10-Year Bond June Futures	Long	06/2010	1,146	675
U.S. Treasury 5-Year Note June Futures	Short	06/2010	5,633	1,011
U.S. Treasury 30-Year Bond June Futures	Short	06/2010	821	(489)
Ultra Long-Term U.S. Treasury Bond June Futures	Long	06/2010	164	(82)

				$12,092

(l)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc.	JPM	(0.930%	)	09/20/2018	1.090%	$500	$6	$0	$6
Alcoa, Inc.	BOA	(1.510%	)	12/20/2018	2.438%	1,700	106	0	106
Altria Group, Inc.	BNP	(1.000%	)	12/20/2018	1.919%	4,100	263	(65)	328
Altria Group, Inc.	BNP	(1.300%	)	12/20/2018	1.950%	5,000	225	0	225
Austria Government Bond	BNP	(1.000%	)	03/20/2015	0.529%	35,900	(808)	(293)	(515)
Avnet, Inc.	DUB	(1.000%	)	09/20/2016	1.638%	1,600	58	30	28
Black & Decker Corp.	BOA	(2.250%	)	06/20/2014	0.232%	4,600	(384)	0	(384)
Block Financial LLC	JPM	(1.270%	)	03/20/2013	0.745%	2,500	(39)	0	(39)
BNP Paribas	JPM	(0.660%	)	03/20/2014	0.609%	10,000	(21)	0	(21)
British Telecommunications PLC	MSC	(1.360%	)	03/20/2018	1.541%	800	9	0	9
Capital One Financial Corp.	DUB	(1.000%	)	09/20/2017	1.149%	100	1	2	(1)
CBS Corp.	BCLY	(1.000%	)	06/20/2019	1.520%	5,000	193	456	(263)
Centex Corp.	BNP	(1.000%	)	06/20/2016	1.180%	4,800	47	48	(1)
Centex Corp.	GSC	(1.000%	)	06/20/2014	0.965%	1,000	(2)	13	(15)
CIGNA Corp.	JPM	(1.000%	)	06/20/2019	1.265%	6,500	128	296	(168)
Con-way, Inc.	JPM	(3.750%	)	03/20/2018	2.022%	2,500	(283)	0	(283)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	3.218%	6,900	631	639	(8)
Devon Energy Corp.	BCLY	(1.050%	)	03/20/2014	0.448%	20,000	(470)	0	(470)
DR Horton, Inc.	BNP	(1.000%	)	03/20/2016	1.968%	2,500	126	162	(36)
Embarq Corp.	BCLY	(1.000%	)	06/20/2013	0.904%	500	(2)	(9)	7
Embarq Corp.	DUB	(1.000%	)	06/20/2013	0.904%	200	(1)	(4)	3
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.280%	10,700	164	(187)	351
Ingersoll-Rand Co.	BCLY	(0.400%	)	09/20/2013	0.416%	1,200	1	0	1
Ireland Government Bond	SOG	(1.000%	)	03/20/2015	1.391%	22,700	398	643	(245)
Italy Government International Bond	BCLY	(1.000%	)	03/20/2015	1.105%	44,800	204	85	119
Jones Apparel Group, Inc.	BCLY	(5.000%	)	06/20/2014	1.278%	15,000	(2,246)	(154)	(2,092)
KB Home	BNP	(1.000%	)	03/20/2015	3.093%	1,200	109	50	59
KB Home	BOA	(1.000%	)	06/20/2018	3.320%	1,300	186	63	123
Macy’s Retail Holdings, Inc.	RBS	(1.000%	)	12/20/2016	1.879%	7,600	383	359	24
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	1.064%	2,000	6	(46)	52
Masco Corp.	GSC	(1.000%	)	03/20/2017	1.864%	2,500	127	224	(97)
Masco Corp.	JPM	(1.000%	)	06/20/2015	1.761%	3,000	107	139	(32)
Masco Corp.	UBS	(4.650%	)	12/20/2016	1.883%	5,000	(804)	0	(804)
McKesson Corp.	BOA	(0.640%	)	03/20/2019	0.800%	5,000	60	0	60
Nabors Industries, Inc.	CITI	(1.000%	)	03/20/2018	1.460%	2,500	76	22	54
New Albertsons, Inc.	DUB	(1.000%	)	03/20/2011	1.899%	4,900	41	49	(8)
Newell Rubbermaid, Inc.	BOA	(2.710%	)	06/20/2019	1.496%	3,400	(312)	0	(312)
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.695%	6,000	(34)	0	(34)
Portugal Government Bond	BCLY	(1.000%	)	03/20/2015	1.381%	44,800	764	609	155

See Accompanying Notes	Annual Report	March 31, 2010	223

Schedule of Investments Unconstrained Bond Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Rohm and Haas Co.	BOA	(1.000%	)	09/20/2017	0.930%		$1,000	$(5)	$(11)	$6
RPM International, Inc.	GSC	(1.000%	)	03/20/2018	1.355%		4,000	95	58	37
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	2.255%		5,000	(296)	0	(296)
Sara Lee Corp.	BNP	(0.640%	)	09/20/2013	0.404%		1,200	(10)	0	(10)
Sempra Energy	BCLY	(1.100%	)	03/20/2014	0.721%		16,100	(238)	0	(238)
Sempra Energy	CITI	(1.000%	)	06/20/2016	0.903%		7,000	(40)	(88)	48
Spain Government Bond	BCLY	(1.000%	)	03/20/2015	1.122%		44,800	239	212	27
Sprint Nextel Corp.	BOA	(1.000%	)	09/20/2017	4.433%		6,300	1,179	617	562
Staples, Inc.	BOA	(3.750%	)	03/20/2014	0.602%		6,000	(730)	0	(730)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	06/20/2012	0.936%		2,100	(191)	(64)	(127)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	03/20/2013	1.087%		2,000	(229)	(97)	(132)
Talisman Energy, Inc.	BOA	(1.000%	)	06/20/2019	0.841%		4,000	(51)	48	(99)
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.056%		1,400	(8)	0	(8)
Toll Brothers Finance Corp.	BNP	(1.000%	)	12/20/2017	1.690%		2,000	89	109	(20)
UBS AG	BCLY	(2.350%	)	03/20/2014	0.756%	EUR	800	(67)	0	(67)
Whirlpool Corp.	CITI	(1.000%	)	06/20/2014	1.018%		$5,000	2	354	(352)
Wyeth	BCLY	(0.390%	)	09/20/2013	0.151%		1,000	(8)	0	(8)

								$(1,256)	$4,269	$(5,525)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Egypt Government International Bond	BCLY	1.000%	06/20/2015	2.525%	$10,000	$(705)	$(743)	$38
Egypt Government International Bond	CITI	1.000%	06/20/2015	2.525%	8,500	(600)	(607)	7
General Electric Capital Corp.	DUB	4.700%	12/20/2013	1.363%	4,000	476	0	476
International Lease Finance Corp.	DUB	5.000%	06/20/2010	1.833%	4,700	40	(188)	228
Japan Government International Bond	GSC	1.000%	06/20/2015	0.636%	22,400	408	360	48
Japan Government International Bond	RBS	1.000%	06/20/2015	0.636%	20,000	365	322	43
RSHB Capital S.A.	BCLY	1.000%	09/20/2010	1.513%	23,500	(51)	(48)	(3)
SLM Corp.	DUB	5.000%	09/20/2010	1.340%	4,700	89	(399)	488
Sprint Nextel Corp.	GSC	5.000%	06/20/2010	2.271%	17,400	131	198	(67)
Sprint Nextel Corp.	GSC	5.000%	09/20/2010	2.271%	11,700	168	144	24

						$321	$(961)	$1,282

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-12 5-Year Index	BOA	(5.000%	)	06/20/2014		$86,856	$(1,287)	$5,429	$(6,716)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014		94,000	(1,393)	3,496	(4,889)
CDX.HY-13 5-Year Index	CITI	(5.000%	)	12/20/2014		118,800	(184)	297	(481)
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014		71,821	(683)	1,233	(1,916)
CDX.IG-13 5-Year Index	BOA	(1.000%	)	12/20/2014		300,000	(2,424)	(1,889)	(535)
CDX.IG-13 5-Year Index	MSC	(1.000%	)	12/20/2014		184,000	(1,486)	(1,457)	(29)
iTraxx Europe 12 Index	GSC	(1.000%	)	12/20/2014	EUR	25,600	(392)	(448)	56

							$(7,849)	$6,661	$(14,510)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE AAA 06-2 Index	CSFB	0.110%	05/25/2046	$510	$(132)	$(194)	$62
ABX.HE AAA 07-1 Index	BCLY	0.090%	08/25/2037	2,099	(1,128)	(1,354)	226
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	800	(430)	(516)	86
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016	578	(20)	(46)	26

					$(1,710)	$(2,110)	$400

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

224	PIMCO Funds	See Accompanying Notes

March 31, 2010

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM	BRL	104,300	$169	$213	$(44)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		55,200	78	112	(34)
Pay	1-Year BRL-CDI	11.020%	01/02/2012	UBS		53,600	109	0	109
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		22,300	86	99	(13)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		37,600	392	265	127
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		36,600	382	257	125
Pay	1-Year BRL-CDI	11.960%	01/02/2014	GSC		290,800	(402)	(354)	(48)
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		59,700	61	126	(65)
Pay	28-Day MXN TIIE	8.450%	06/03/2019	GSC	MXN	388,800	1,463	79	1,384
Pay	28-Day MXN TIIE	8.450%	06/03/2019	MSC		408,800	1,538	108	1,430

							$3,876	$905	$2,971

(m)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	3,459	$1,126	$565
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	2,237	923	96
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	2,829	889	1,010
Put - CBOT U.S. Treasury 10-Year Note June Futures	115.000	05/21/2010	231	90	138
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	2,259	1,005	300
Put - CME 1-Year Mid-Curve Eurodollar September Futures	97.375	09/10/2010	2,363	763	647

				$4,796	$2,756

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$8,700	$43	$34
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	8,700	86	56
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	9,000	95	3
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	30,700	122	91
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	31,600	225	78
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	10,100	29	26
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	53,700	506	290
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	7,000	66	17
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	4,000	12	10
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	4,000	40	22
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	254,500	5,306	83
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	25,400	68	66
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	28,500	195	154
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	15,800	103	62
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	15,800	126	101
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	205,500	1,722	3
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	119,600	1,890	39
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.600%	05/21/2010	2,000	11	7
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.100%	05/21/2010	2,000	11	12
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	6,300	24	19
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	6,300	15	15
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	20,800	109	107
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	109,400	659	120
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	91,800	649	30
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	4,300	18	11
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	4,300	20	23
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	25,600	186	173

							$12,336	$1,652

See Accompanying Notes	Annual Report	March 31, 2010	225

Schedule of Investments Unconstrained Bond Fund (Cont.)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-13 5-Year Index	BCLY	Buy	0.800%	06/16/2010		$91,500	$155	$229
Put - OTC CDX.IG-13 5-Year Index	BCLY	Sell	1.300%	06/16/2010		91,500	219	48
Call - OTC CDX.IG-13 5-Year Index	BOA	Buy	0.800%	06/16/2010		11,100	28	28
Put - OTC CDX.IG-13 5-Year Index	BOA	Sell	1.300%	06/16/2010		11,100	12	6
Call - OTC CDX.IG-13 5-Year Index	DUB	Buy	0.800%	06/16/2010		13,400	33	34
Put - OTC CDX.IG-13 5-Year Index	DUB	Sell	1.300%	06/16/2010		13,400	15	7
Put - OTC iTraxx Europe 12 Index	DUB	Sell	1.400%	06/16/2010	EUR	221,300	557	128

							$1,019	$480

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	04/20/2010	$43,600	$320	$6
Call - OTC USD versus JPY		94.000	04/20/2010	43,600	331	365

					$651	$371

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	464	$128,256	EUR	0	$964
Sales	21,709	1,482,000		221,300	23,388
Closing Buys	(8,795)	(185,656)		0	(5,550)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 03/31/2010	13,378	$1,424,600	EUR	221,300	$18,802

(n)	Restricted securities as of March 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
United Airlines, Inc.	1.000%	05/07/2024	12/02/2009	$40	$70	0.00%

(o)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	04/01/2040	$293,000	$295,488	$293,549
Fannie Mae	5.000%	04/01/2025	6,000	6,336	6,323
Fannie Mae	5.000%	04/01/2040	895,000	922,285	922,969
Fannie Mae	5.000%	05/01/2040	322,000	331,600	330,754
Fannie Mae	5.500%	04/01/2040	8,000	8,416	8,427
Fannie Mae	5.500%	05/01/2040	713,000	750,409	748,428
Fannie Mae	5.500%	06/01/2040	992,000	1,045,661	1,040,360
Fannie Mae	6.000%	04/01/2040	6,000	6,358	6,372
Fannie Mae	6.000%	05/01/2040	100,000	106,483	106,672
Fannie Mae	6.500%	04/01/2040	1,000	1,066	1,084
Freddie Mac	5.000%	05/01/2040	120,000	123,694	123,413
Ginnie Mae	5.500%	05/01/2040	3,000	3,165	3,161
Ginnie Mae	6.000%	04/01/2040	1,000	1,068	1,068
Ginnie Mae	6.500%	04/01/2040	19,300	20,840	20,784
Ginnie Mae	6.500%	05/01/2040	4,000	4,300	4,299

				$3,627,169	$3,617,663

(p)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	7,264	04/2010	JPM	$0	$(136)	$(136)
Buy	BRL	11,022	04/2010	BCLY	132	0	132
Buy		11,120	04/2010	CITI	116	0	116
Buy		14,081	04/2010	DUB	177	0	177
Sell		92,603	04/2010	GSC	807	0	807
Buy		56,387	04/2010	HSBC	418	0	418
Sell		7	04/2010	HSBC	0	0	0
Sell		22,898	06/2010	HSBC	0	(53)	(53)

226	PIMCO Funds	See Accompanying Notes

March 31, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	121,644	04/2010	JPM	$0	$(3,107)	$(3,107)
Sell		19,538	04/2010	RBS	0	(285)	(285)
Buy	CNY	122,620	06/2010	BCLY	0	(177)	(177)
Buy		181,912	06/2010	BOA	0	(172)	(172)
Buy		46,898	06/2010	CITI	0	(73)	(73)
Buy		37,071	06/2010	DUB	0	(54)	(54)
Sell		216,370	06/2010	DUB	167	0	167
Sell		86,074	06/2010	JPM	70	0	70
Sell		86,058	06/2010	MSC	68	0	68
Buy		7	11/2010	BCLY	0	0	0
Sell		252,973	11/2010	BCLY	83	0	83
Sell		109,047	11/2010	BOA	19	0	19
Sell		132,253	11/2010	CITI	61	0	61
Buy		216,485	11/2010	DUB	0	(364)	(364)
Sell		110,927	11/2010	DUB	16	0	16
Buy		93,717	11/2010	GSC	0	(197)	(197)
Buy		372,703	11/2010	JPM	0	(698)	(698)
Sell		123,390	11/2010	JPM	43	0	43
Buy		86,058	11/2010	MSC	0	(145)	(145)
Sell		40,379	11/2010	UBS	0	(1)	(1)
Buy		134,220	01/2011	BCLY	30	0	30
Buy		293,780	01/2011	JPM	0	(138)	(138)
Buy		42,291	06/2011	HSBC	35	0	35
Buy		149,417	02/2012	BCLY	0	(50)	(50)
Buy		104,632	02/2012	BOA	0	(16)	(16)
Buy		227,085	02/2012	CITI	0	(91)	(91)
Buy		106,414	02/2012	DUB	0	(23)	(23)
Buy		118,413	02/2012	JPM	0	(45)	(45)
Buy		40,379	02/2012	UBS	0	(13)	(13)
Buy	EUR	1,280	04/2010	BCLY	0	(4)	(4)
Sell		11,558	04/2010	BCLY	187	0	187
Sell		9,955	04/2010	BNP	414	0	414
Sell		3,703	04/2010	BOA	88	0	88
Sell		21,612	04/2010	CITI	521	0	521
Sell		35,700	04/2010	CSFB	502	0	502
Sell		5,236	04/2010	DUB	57	0	57
Buy		2,417	04/2010	GSC	0	(96)	(96)
Sell		87,126	04/2010	GSC	919	0	919
Sell		157,791	04/2010	JPM	8,063	0	8,063
Sell		17,649	04/2010	MSC	214	0	214
Sell		35,900	04/2010	RBC	292	(7)	285
Buy		11,836	04/2010	RBS	0	(216)	(216)
Sell		9,828	04/2010	UBS	180	0	180
Buy	GBP	2,113	06/2010	RBS	75	0	75
Sell		39,761	06/2010	RBS	0	(381)	(381)
Sell	JPY	1,113,022	04/2010	CITI	1	(1)	0
Buy	KRW	2,489,000	07/2010	BCLY	90	0	90
Buy		4,939,950	07/2010	DUB	184	0	184
Buy		4,103,884	07/2010	MSC	142	0	142
Buy		9,823,109	08/2010	MSC	291	0	291
Sell		4,758,841	08/2010	RBS	0	(134)	(134)
Buy		5,123,914	11/2010	BCLY	120	0	120
Sell		3,773,251	11/2010	BCLY	0	(122)	(122)
Buy		622,424	11/2010	BOA	19	0	19
Buy		5,427,967	11/2010	CITI	102	0	102
Sell		3,682,800	11/2010	CITI	0	(117)	(117)
Buy		581,300	11/2010	DUB	10	0	10
Buy		304,980	11/2010	GSC	7	0	7
Buy		2,422,955	11/2010	JPM	19	(4)	15
Buy		1,151,100	11/2010	MSC	10	0	10
Sell		5,618,464	11/2010	RBS	0	(170)	(170)
Buy	MXN	8,504	04/2010	DUB	30	0	30
Sell		2,234	04/2010	DUB	0	(1)	(1)
Buy		4,637	04/2010	GSC	23	0	23
Buy		2,024	04/2010	HSBC	11	0	11
Sell		10,814	04/2010	HSBC	0	(19)	(19)
Sell		2,117	04/2010	JPM	0	(12)	(12)
Buy		2,234	09/2010	DUB	1	0	1
Buy		10,814	09/2010	HSBC	19	0	19
Buy	TWD	155,298	06/2010	BOA	38	0	38
Buy		460,464	06/2010	DUB	69	0	69
Buy		200,644	06/2010	MSC	40	0	40
Buy		25,156	10/2010	BCLY	3	0	3
Buy		74,653	10/2010	CITI	15	0	15

					$14,998	$(7,122)	$7,876

See Accompanying Notes	Annual Report	March 31, 2010	227

Schedule of Investments Unconstrained Bond Fund (Cont.)

(q)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$1,426,305	$70	1,426,375
U.S. Government Agencies	0	2,212,024	11,200	2,223,224
U.S. Treasury Obligations	0	712,417	0	712,417
Mortgage-Backed Securities	0	315,092	16,939	332,031
Foreign Currency-Denominated Issues	0	580,347	9,688	590,035
Short-Term Instruments	921,201	254,247	0	1,175,448
Other Investments +++	25,462	515,410	0	540,872

Investments, at value	$946,663	$6,015,842	$37,897	$7,000,402
Short Sales, at value	$0	$(3,617,663)	$0	(3,617,663)
Financial Derivative Instruments ++++	$12,092	$(12,285)	$(480)	$(673)

Totals	$958,755	$2,385,894	$37,417	$3,382,066

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Corporate Bonds & Notes	$0	$41	$0	$0	$29	$0	$70	$29
U.S. Government Agencies	52	11,002	34	0	112	0	11,200	112
Mortgage-Backed Securities	0	15,889	71	0	979	0	16,939	979
Foreign Currency-Denominated Issues	0	8,007	33	0	1,648	0	9,688	1,648

Investments, at value	$52	$34,939	$138	$0	$2,768	$0	$37,897	$2,768
Financial Derivative Instruments ++++	$0	$(1,020)	$0	$0	$540	$0	$(480)	$540

Totals	$52	$33,919	$138	$0	$3,308	$0	$37,417	$3,308

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(r)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$1,719	$0	$0	$0	$0	$1,719
Unrealized appreciation on foreign currency contracts	0	14,998	0	0	0	14,998
Unrealized appreciation on swap agreements	3,175	0	4,198	0	0	7,373

	$4,894	$14,998	$4,198	$0	$0	$24,090

Liabilities:
Written options outstanding	$4,408	$371	$480	$0	$0	$5,259
Variation margin payable ^^	1,480	0	0	0	0	1,480
Unrealized depreciation on foreign currency contracts	0	7,122	0	0	0	7,122
Unrealized depreciation on swap agreements	204	0	22,551	0	0	22,755

	$6,092	$7,493	$23,031	$0	$0	$36,616

228	PIMCO Funds	See Accompanying Notes

March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(15)	$0	$0	$0	$0	$(15)
Net realized gain (loss) on futures contracts, written options and swaps	32,234	0	(5,106)	0	0	27,128
Net realized gain on foreign currency transactions	0	8,196	0	0	0	8,196

	$32,219	$8,196	$(5,106)	$0	$0	$35,309

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$29,186	$281	$(19,972)	$0	$0	$9,495
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	8,021	0	0	0	8,021

	$29,186	$8,302	$(19,972)	$0	$0	$17,516

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $12,092 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2010	229

Schedule of Investments  Unconstrained Tax Managed Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%

International Lease Finance Corp.
10.000% due 02/23/2015	$500	$513
10.000% due 03/17/2016	500	507

Total Bank Loan Obligations (Cost $980)		1,020

CORPORATE BONDS & NOTES 7.9%

BANKING & FINANCE 5.3%

American General Finance Corp.
5.750% due 09/15/2016	100	86

American International Group, Inc.
8.250% due 08/15/2018	300	315

Banco Santander Chile
2.875% due 11/13/2012	900	903

Barclays Bank PLC
5.200% due 07/10/2014	200	214

BNP Paribas
5.186% due 06/29/2049	100	89

CIT Group, Inc.
7.000% due 05/01/2013	46	45
7.000% due 05/01/2014	69	65
7.000% due 05/01/2015	69	65
7.000% due 05/01/2016	115	106
7.000% due 05/01/2017	161	149

Citigroup, Inc.
6.000% due 08/15/2017	200	205
6.125% due 11/21/2017	200	206

Credit Suisse New York
3.500% due 03/23/2015	300	299

Ford Motor Credit Co. LLC
9.875% due 08/10/2011	200	212

General Electric Capital Corp.
6.875% due 01/10/2039	150	162

JPMorgan Chase & Co.
3.700% due 01/20/2015	800	806

Lloyds TSB Bank PLC
12.000% due 12/29/2049	1,100	1,228

Merrill Lynch & Co., Inc.
5.000% due 01/15/2015	100	102
6.400% due 08/28/2017	100	106

Morgan Stanley
5.950% due 12/28/2017	600	617

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	1,350	965

SLM Corp.
5.375% due 05/15/2014	50	47

WEA Finance LLC
6.750% due 09/02/2019	300	321

		7,313

INDUSTRIALS 2.2%

America Movil SAB de C.V.
6.125% due 03/30/2040	800	786

CVS Pass-Through Trust
7.507% due 01/10/2032	898	1,002

Dow Chemical Co.
8.550% due 05/15/2019	600	727

United Airlines, Inc.
10.400% due 05/01/2018	300	322

Weyerhaeuser Co.
7.375% due 10/01/2019	200	212

		3,049

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 0.4%

Sprint Nextel Corp.
8.375% due 08/15/2017	$600	$606

Total Corporate Bonds & Notes (Cost $10,137)		10,968

CONVERTIBLE BONDS & NOTES 0.1%

Transocean, Inc.
1.625% due 12/15/2037	200	200

Total Convertible Bonds & Notes (Cost $199)		200

MUNICIPAL BONDS & NOTES 81.2%

ARIZONA 0.4%

Mesa, Arizona General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
5.000% due 07/01/2018	500	552

CALIFORNIA 19.0%

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
0.320% due 05/01/2016	2,000	2,000

California State Department of Water Resources Revenue Bonds, Series 2002
0.270% due 05/01/2022	500	500

California State Educational Facilities Authority Revenue Bonds, Series 2000
0.250% due 12/01/2030	1,000	1,000

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.280% due 10/01/2026	190	190
0.280% due 10/01/2036	750	750

California State General Obligation Bonds, Series 2004
0.290% due 05/01/2034	1,000	1,000

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	600	652
7.300% due 10/01/2039	400	402
7.550% due 04/01/2039	100	104

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036 (a)	1,000	1,025

California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	125	137

California State General Obligation Notes, Series 2009
5.500% due 04/01/2018	500	547

California State Hartnell Community College District General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (b)	1,000	459

California State Health Facilities Financing Authority Revenue Bonds, Series 2002
0.240% due 09/01/2025	500	500

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
0.280% due 09/01/2031	1,000	1,000

California State Municipal Finance Authority Revenue Bonds, Series 2010
0.280% due 01/01/2040	1,000	1,000

California State Northern Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021 (a)	1,500	1,586

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.270% due 11/01/2026	$1,700	$1,700

Escondido, California Union High School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2025	3,000	1,250

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	500	354

Irvine, California Ranch Water District Revenue Bonds, Series 1993
0.280% due 04/01/2033	300	300

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.270% due 07/01/2034	2,000	2,000

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
5.250% due 07/01/2024	500	555

Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.000% due 07/01/2019	125	138

Riverside County, California Transportation Commission Revenue Bonds, Series 2009
0.290% due 06/01/2029	1,000	1,000

San Francisco, California City & County Public Utilities Commission Revenue Bonds, Series 2009
5.000% due 11/01/2021	1,000	1,113

Santa Clara, California Revenue Bonds, Series 2008
0.280% due 07/01/2034	2,000	2,000

Santa Clara, California Unified School District General Obligation Bonds, Series 2009
5.000% due 07/01/2022	450	486

Southern California State Metropolitan Water District Revenue Bonds, Series 2005
0.280% due 07/01/2028	500	500

Southern California State Public Power Authority Revenue Bonds, Series 2008
0.270% due 07/01/2020	660	660

Tustin, California Special Assessment Bonds, Series 1996
0.280% due 09/02/2013	500	500

University of California Regents Medical Center Revenue Bonds, Series 2007
0.300% due 05/15/2032	780	780

		26,188

COLORADO 5.0%

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2008
0.310% due 10/01/2038	1,100	1,100

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.280% due 12/01/2029	2,000	2,000

Denver, Colorado City & County Revenue Bonds, (AGC Insured), Series 2009
0.380% due 11/15/2025	2,000	2,000

Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	700	716

Mesa County, Colorado Valley School District No. 51 General Obligation Notes, (NPFGC Insured), Series 2004
5.000% due 12/01/2013	1,000	1,118

		6,934

230	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONNECTICUT 0.7%

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2005
0.270% due 07/01/2035	$1,000	$1,000

DISTRICT OF COLUMBIA 0.8%

District of Columbia Revenue Bonds, Series 2007
0.270% due 04/01/2041	100	100

District of Columbia Revenue Bonds, Series 2008
0.310% due 10/01/2038	1,000	1,000

		1,100

FLORIDA 3.5%

Florida State JEA Water & Sewer System Revenue Bonds, Series 2004
0.300% due 10/01/2034	2,300	2,300

Florida State Municipal Power Agency Revenue Bonds, Series 2008
0.130% due 10/01/2035	500	500

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2018	400	441

Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.300% due 08/01/2022	500	500

Orlando, Florida Utilities Commission Revenue Notes, Series 2010
5.000% due 10/01/2013	1,000	1,110

		4,851

GEORGIA 1.8%

Fulton County, Georgia Development Authority Revenue Notes, Series 2009
5.000% due 06/01/2014	500	553

Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	2,000	1,991

		2,544

HAWAII 0.6%

Hawaii State General Obligation Notes, Series 2009
5.000% due 06/01/2014	250	283
5.000% due 06/01/2017	500	571

		854

IDAHO 0.7%

Power County, Idaho Revenue Bonds, Series 1985
0.360% due 12/01/2010	1,000	1,000

ILLINOIS 4.5%

Chicago, Illinois Board of Education General Obligation Bonds, Series 2008
5.250% due 12/01/2026	100	106

Chicago, Illinois General Obligation Bonds, Series 2002
0.340% due 01/01/2037	200	200

Chicago, Illinois Revenue Bonds, Series 2002
0.280% due 01/01/2034	400	400

Chicago, Illinois Waste & Water Revenue Bonds, Series 2008
0.290% due 01/01/2039	1,000	1,000

Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	1,250	1,359

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019	$100	$113

Illinois State General Obligation Notes, Series 2007
5.000% due 01/01/2014	250	273

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 2004
5.750% due 06/01/2034	500	569

Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	1,000	1,089

McHenry County, Illinois Community High School District No. 156 General Obligation Notes, (FSA Insured), Series 2005
5.000% due 02/01/2014	1,000	1,100

		6,209

INDIANA 1.0%

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
5.966% due 01/15/2030	200	202

Indianapolis, Indiana Local Public Improvement Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	543

Indianapolis, Indiana Local Public Improvement Revenue Notes, Series 2009
5.000% due 02/01/2015	500	562

		1,307

KANSAS 0.3%

Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	391

MASSACHUSETTS 4.1%

Massachusetts State Development Finance Agency Revenue Bonds, Series 2008
0.300% due 09/01/2037	295	295

Massachusetts State Educational Financing Authority Revenue Notes, Series 2010
5.500% due 01/01/2017	2,000	2,177

Massachusetts State General Obligation Bonds, (NPFGC-IBC Insured), Series 2002
5.500% due 08/01/2019	150	176

Massachusetts State General Obligation Bonds, Series 2001
5.500% due 11/01/2014	1,000	1,160

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 1999
0.270% due 11/01/2049	1,400	1,400

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.280% due 12/01/2037	400	400

		5,608

MINNESOTA 0.9%

Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038 (a)	1,200	1,224

MISSISSIPPI 0.8%

Mississippi State University Educational Building Corp. Revenue Notes, (NPFGC-FGIC Insured), Series 2004
5.000% due 08/01/2013	1,000	1,093

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MISSOURI 0.5%

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.320% due 09/01/2030	$200	$200

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.360% due 02/15/2033	300	300

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.360% due 02/15/2034	195	195

		695

NEBRASKA 0.5%

Nebraska State Educational Finance Authority Revenue Bonds, Series 2008
0.290% due 07/01/2035	700	700

NEVADA 0.7%

Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2001
0.340% due 06/15/2021	900	900

NEW HAMPSHIRE 3.1%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.290% due 07/01/2033	1,100	1,100

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
0.270% due 06/01/2031	1,500	1,500
0.270% due 06/01/2041	1,700	1,700

		4,300

NEW JERSEY 0.8%

Hamilton, New Jersey General Obligation Notes, (NPFGC-FGIC Insured), Series 2005
4.000% due 08/01/2013	1,000	1,080

NEW YORK 11.8%

Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	500	506

Long Island, New York Power Authority Revenue Bonds, Series 1998
0.290% due 05/01/2033	500	500

New York City, New York General Obligation Bonds, Series 1993
0.290% due 08/01/2021	600	600

New York City, New York General Obligation Notes, Series 2009
5.000% due 08/01/2013	1,000	1,107

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	533

New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 02/01/2014	125	138

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
0.350% due 11/01/2022	1,100	1,100

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2007
5.000% due 11/01/2021	500	549

New York State Dormitory Authority Revenue Bonds, Series 1993
5.500% due 05/15/2013	1,000	1,088

See Accompanying Notes	Annual Report	March 31, 2010	231

Schedule of Investments  Unconstrained Tax Managed Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2000
0.270% due 07/01/2029	$195	$195

New York State Dormitory Authority Revenue Bonds, Series 2003
0.320% due 02/15/2031	200	200

New York State Dormitory Authority Revenue Bonds, Series 2008
0.290% due 07/01/2037	1,450	1,450

New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	500	520

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 1995
0.350% due 06/01/2020	1,000	1,000

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	100	108

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,500	1,648

New York State Urban Development Corp. Revenue Bonds, Series 2008
5.500% due 01/01/2019	1,000	1,134

New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 01/01/2014	895	991

Syracuse, New York Industrial Development Agency Revenue Bonds, Series 2008
0.300% due 12/01/2037	2,000	2,000

Tompkins County, New York Industrial Development Agency Revenue Bonds, Series 2008
0.320% due 07/01/2037	900	900

		16,267

NORTH CAROLINA 1.2%

Charlotte, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 06/01/2014	300	336

North Carolina State Infrastructure Finance Corp. Certificates of Participation Bonds, (FSA Insured), Series 2006
5.000% due 02/01/2021	500	544

North Carolina State Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	710

		1,590

OHIO 1.8%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	500	364

Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	111

Ohio State Water Development Authority Revenue Bonds, Series 2006
0.200% due 12/01/2033	2,000	2,000

		2,475

OKLAHOMA 2.9%

Oklahoma State Municipal Power Authority Revenue Bonds, (FSA Insured), Series 2010
5.000% due 01/01/2021	1,525	1,671

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oklahoma State Municipal Power Authority Revenue Bonds, Series 2005
0.300% due 01/01/2023	$2,285	$2,285

		3,956

OREGON 0.4%

Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 06/15/2018	500	578

PENNSYLVANIA 1.8%

Delaware County, Pennsylvania Authority Revenue Bonds, Series 2008
0.300% due 06/01/2020	1,475	1,475

Geisinger, Pennsylvania Authority Revenue Bonds, Series 2002
0.180% due 11/15/2032	200	200

Pennsylvania State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	574

Pennsylvania State Intergovernmental Cooperative Authority Special Tax Notes, Series 2009
5.000% due 06/15/2014	250	280

		2,529

TENNESSEE 1.2%

Nashville & Davidson Counties, Tennessee Metropolitan Government Revenue Bonds, (FSA Insured), Series 2008
5.250% due 01/01/2019	1,000	1,137

Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	500	505

		1,642

TEXAS 5.8%

Collin County, Texas General Obligation Bonds, Series 2004
5.000% due 02/15/2015	500	561

Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	155

Houston, Texas Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	267

San Antonio, Texas Revenue Notes, Series 2009
5.000% due 02/01/2019	500	568

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.280% due 11/15/2019	580	580
0.280% due 11/15/2033	1,450	1,450

Texas A&M University Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,135

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	800	806

Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2021	1,500	1,664
5.000% due 08/01/2023	125	137

Texas State Lower Colorado River Authority Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	528

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	$100	$114

		7,965

UTAH 0.5%

Riverton, Utah Revenue Bonds, Series 2009
5.000% due 08/15/2041	750	751

VIRGINIA 0.4%

Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017	410	467

Virginia State College Building Authority Revenue Bonds, Series 2006
0.300% due 02/01/2026	100	100

		567

WASHINGTON 2.8%

King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	264
5.250% due 01/01/2039	500	534

King County, Washington School District No. 411 General Obligation Bonds, (FSA Insured), Series 2001
5.625% due 12/01/2014	1,000	1,161

Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2020	1,000	1,133

Washington State General Obligation Notes, Series 2009
5.000% due 01/01/2013	250	275

Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020	500	555

		3,922

WEST VIRGINIA 0.1%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	200	159

WISCONSIN 0.8%

Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019	125	140

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033	900	909

		1,049

Total Municipal Bonds & Notes (Cost $111,742)		111,980

U.S. GOVERNMENT AGENCIES 0.6%

Fannie Mae
0.979% due 01/25/2040	858	858

Total U.S. Government Agencies (Cost $858)		858

U.S. TREASURY OBLIGATIONS 0.8%

U.S. Treasury Bonds
4.500% due 08/15/2039 (d)	63	61
4.625% due 02/15/2040	100	99

232	PIMCO Funds	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 02/15/2021 (d)	$200	$269
8.125% due 05/15/2021 (d)	300	411

U.S. Treasury Notes
3.250% due 12/31/2016 (d)	200	200

Total U.S. Treasury Obligations (Cost $1,060)		1,040

MORTGAGE-BACKED SECURITIES 1.1%

GSR Mortgage Loan Trust
5.750% due 01/25/2037	100	82

Mellon Residential Funding Corp.
0.660% due 08/15/2032	1,208	1,102
0.712% due 06/15/2030	315	266

Total Mortgage-Backed Securities (Cost $1,342)		1,450

ASSET-BACKED SECURITIES 1.1%

Chase Issuance Trust
0.680% due 09/17/2012	600	601

Ford Credit Auto Owner Trust
0.357% due 09/15/2010	65	65
2.000% due 12/15/2011	94	94

JPMorgan Mortgage Acquisition Corp.
0.369% due 10/25/2036	1,000	385

WaMu Asset-Backed Certificates
0.379% due 01/25/2037	1,000	346

Total Asset-Backed Securities (Cost $1,478)		1,491

SOVEREIGN ISSUES 0.4%

Qatar Government International Bond
5.250% due 01/20/2020	500	521

Total Sovereign Issues (Cost $503)		521

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 1.9%

American General Finance Corp.
4.125% due 11/29/2013	EUR	100	$113

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	1,700	860

EMF-NL
1.480% due 04/17/2041	EUR	100	104

Eurosail PLC
1.430% due 10/17/2040		149	174

Lloyds TSB Bank PLC
0.803% due 06/09/2011		100	135

Merrill Lynch & Co., Inc.
6.750% due 05/21/2013		100	148

Royal Bank of Scotland Group PLC
4.625% due 09/22/2021		900	1,012
6.666% due 12/31/2049	CAD	100	70

Total Foreign Currency-Denominated Issues (Cost $2,533)			2,616

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%

American International Group, Inc.
8.500% due 08/01/2011		10,300	105

Citigroup, Inc.
7.500% due 12/15/2012		3,000	366

Total Convertible Preferred Securities (Cost $392)			471

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.2%

CERTIFICATES OF DEPOSIT 0.5%

Barclays Bank PLC
1.109% due 03/22/2011	$700	$700

REPURCHASE AGREEMENTS 4.6%

State Street Bank and Trust Co.
0.010% due 04/01/2010	6,356	6,356

(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 06/17/2010 valued at $6,488. Repurchase proceeds are $6,356.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.1%
	10,030	100

Total Short-Term Instruments (Cost $7,156)		7,156

Total Investments 101.3% (Cost $138,380)		$139,771

Written Options (f) (0.0%) (Premiums $34)		(12)

Other Assets and Liabilities (Net) (1.3%)		(1,773)

Net Assets 100.0%		$137,986

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Security becomes interest bearing at a future date.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $332 and cash of $230 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	44	$28
90-Day Euribor June Futures	Long	06/2010	21	46
90-Day Euribor June Futures	Long	06/2011	9	7
90-Day Euribor September Futures	Long	09/2010	48	10
90-Day Euribor September Futures	Long	09/2011	8	7
90-Day Eurodollar December Futures	Long	12/2010	25	11
90-Day Eurodollar June Futures	Long	06/2010	8	1
90-Day Eurodollar September Futures	Long	09/2010	17	59
Euro-Bobl June Futures	Long	06/2010	22	9
Euro-Bund 10-Year Bond June Futures	Long	06/2010	25	21
U.S. Treasury 2-Year Note June Futures	Long	06/2010	1	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2010	128	(157)
Ultra Long-Term U.S. Treasury Bond June Futures	Long	06/2010	8	2

				$44

See Accompanying Notes	Annual Report	March 31, 2010	233

Schedule of Investments Unconstrained Tax Managed Bond Fund (Cont.)

(e)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Austria Government Bond	BNP	(1.000%	)	03/20/2015	0.529%	$800	$(19)	$(7)	$(12)
Ireland Government Bond	SOG	(1.000%	)	03/20/2015	1.391%	500	9	14	(5)
Italy Government International Bond	BCLY	(1.000%	)	03/20/2015	1.105%	1,000	5	2	3
Portugal Government Bond	BCLY	(1.000%	)	03/20/2015	1.381%	1,000	16	13	3
Sempra Energy	BCLY	(1.100%	)	03/20/2014	0.721%	100	(1)	0	(1)
Spain Government Bond	BCLY	(1.000%	)	03/20/2015	1.122%	1,000	6	5	1
Sprint Nextel Corp.	BOA	(1.000%	)	09/20/2017	4.433%	600	112	59	53

							$128	$86	$42

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
International Lease Finance Corp.	DUB	5.000%	06/20/2010	1.833%	$100	$1	$(4)	$5
Japan Government International Bond	GSC	1.000%	06/20/2015	0.636%	1,100	20	18	2
RSHB Capital S.A.	BCLY	1.000%	09/20/2010	1.513%	1,200	(2)	(2)	0
Russia Government International Bond	CITI	1.000%	12/20/2010	0.552%	200	1	0	1
Russia Government International Bond	DUB	1.000%	12/20/2010	0.552%	100	0	0	0
Russia Government International Bond	GSC	1.000%	12/20/2010	0.552%	400	1	0	1
SLM Corp.	DUB	5.000%	09/20/2010	1.340%	100	2	(9)	11
Sprint Nextel Corp.	GSC	5.000%	06/20/2010	2.271%	400	3	5	(2)

						$26	$8	$18

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014		$99	$(1)	$2	$(3)
iTraxx Europe 12 Index	GSC	(1.000%	)	12/20/2014	EUR	600	(10)	(11)	1

							$(11)	$(9)	$(2)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM	BRL	2,400	$4	$5	$(1)
Pay	1-Year BRL-CDI	11.020%	01/02/2012	UBS		700	2	0	2
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		1,500	16	11	5
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		300	3	2	1
Pay	1-Year BRL-CDI	11.960%	01/02/2014	GSC		5,100	(7)	(4)	(3)
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		2,400	2	5	(3)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		$600	7	(25)	32
Pay	28-Day MXN TIIE	8.450%	06/03/2019	GSC	MXN	6,200	23	1	22
Pay	28-Day MXN TIIE	8.450%	06/03/2019	MSC		6,200	24	2	22

							$74	$(3)	$77

234	PIMCO Funds	See Accompanying Notes

March 31, 2010

(f)	Written options outstanding on March 31, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	$2,100	$13	$2

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-13 5-Year Index	BCLY	Buy	0.800%	06/16/2010		$2,100	$3	$6
Put - OTC CDX.IG-13 5-Year Index	BCLY	Sell	1.300%	06/16/2010		2,100	5	1
Put - OTC iTraxx Europe 12 Index	DUB	Sell	1.400%	06/16/2010	EUR	5,100	13	3

							$21	$10

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	1	$200	EUR	0	$1
Sales	61	13,300		5,100	96
Closing Buys	(62)	(7,200)		0	(63)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 03/31/2010	0	$6,300	EUR	5,100	$34

(g)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	04/01/2040	$17,000	$17,445	$17,531
Fannie Mae	5.500%	04/01/2040	5,000	5,257	5,267

				$22,702	$22,798

(h)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	247	04/2010	BCLY	$3	$0	$3
Buy		248	04/2010	CITI	3	0	3
Buy		316	04/2010	DUB	4	0	4
Sell		1,595	04/2010	GSC	14	0	14
Buy		783	04/2010	HSBC	8	0	8
Sell		64	06/2010	HSBC	0	0	0
Sell	CAD	51	04/2010	JPM	0	(1)	(1)
Buy	CNY	1,206	06/2010	BCLY	0	(2)	(2)
Buy		2,791	06/2010	BOA	0	(3)	(3)
Sell		4,798	06/2010	BOA	4	0	4
Buy		437	06/2010	CITI	0	(1)	(1)
Buy		364	06/2010	DUB	0	(1)	(1)
Sell		5,057	11/2010	BCLY	2	0	2
Buy		4,798	11/2010	BOA	0	(8)	(8)
Sell		2,252	11/2010	BOA	0	0	0
Sell		2,746	11/2010	CITI	1	0	1
Sell		2,269	11/2010	DUB	0	0	0
Buy		1,459	11/2010	GSC	0	(3)	(3)
Buy		9,543	11/2010	JPM	0	(17)	(17)
Sell		2,584	11/2010	JPM	1	0	1
Sell		892	11/2010	UBS	0	0	0
Buy		8,243	01/2011	JPM	0	(4)	(4)
Buy		1,954	11/2011	DUB	0	(6)	(6)
Buy		3,100	02/2012	BCLY	0	(1)	(1)
Buy		2,160	02/2012	BOA	0	0	0
Buy		4,529	02/2012	CITI	0	(2)	(2)
Buy		2,177	02/2012	DUB	0	(1)	(1)
Buy		2,480	02/2012	JPM	0	(1)	(1)
Buy		892	02/2012	UBS	0	0	0
Sell	EUR	1,091	04/2010	BCLY	9	0	9

See Accompanying Notes	Annual Report	March 31, 2010	235

Schedule of Investments Unconstrained Tax Managed Bond Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	128	04/2010	BNP	$5	$0	$5
Buy		823	04/2010	JPM	0	(54)	(54)
Sell		1,755	04/2010	JPM	27	0	27
Sell		963	04/2010	MSC	14	0	14
Sell		615	04/2010	RBC	7	0	7
Sell		294	04/2010	UBS	5	0	5
Sell	GBP	250	06/2010	RBS	0	(2)	(2)
Buy	KRW	22,000	07/2010	BCLY	1	0	1
Buy		44,406	07/2010	DUB	2	0	2
Buy		36,913	07/2010	MSC	1	0	1
Buy		88,356	08/2010	MSC	3	0	3
Buy		39,734	11/2010	BCLY	1	0	1
Sell		95,400	11/2010	BCLY	0	(3)	(3)
Buy		115,461	11/2010	BOA	3	0	3
Buy		277,561	11/2010	CITI	5	0	5
Sell		93,113	11/2010	CITI	0	(3)	(3)
Buy		46,504	11/2010	DUB	1	0	1
Buy		23,460	11/2010	GSC	1	0	1
Buy		150,152	11/2010	JPM	2	0	2
Buy		92,088	11/2010	MSC	1	0	1
Sell		234,675	11/2010	RBS	0	(7)	(7)
Buy	MXN	91	04/2010	GSC	0	0	0
Buy		69	04/2010	HSBC	0	0	0
Sell		100	04/2010	HSBC	0	0	0
Sell		60	04/2010	JPM	0	0	0
Buy		100	09/2010	HSBC	0	0	0
Buy	TWD	2,578	06/2010	BOA	1	0	1
Buy		9,540	06/2010	DUB	1	0	1
Buy		3,331	06/2010	MSC	1	0	1
Buy		418	10/2010	BCLY	0	0	0
Buy		1,239	10/2010	CITI	0	0	0

					$131	$(120)	$11

(i)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$10,968	$0	$10,968
Municipal Bonds & Notes	0	111,980	0	111,980
Short-Term Instruments	100	7,056	0	7,156
Other Investments +++	471	9,092	104	9,667

Investments, at value	$571	$139,096	$104	$139,771
Short Sales, at value	$0	$(22,798)	$0	$(22,798)
Financial Derivative Instruments ++++	$44	$143	$(9)	$178

Totals	$615	$116,441	$95	$117,151

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Other Investments +++	$0	$89	$0	$0	$15	$0	$104	$15

Financial Derivative Instruments ++++	$0	$(21)	$0	$0	$12	$0	$(9)	$12

Totals	$0	$68	$0	$0	$27	$0	$95	$27

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

236	PIMCO Funds	See Accompanying Notes

March 31, 2010

(j)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$29	$0	$0	$0	$0	$29
Unrealized appreciation on foreign currency contracts	0	131	0	0	0	131
Unrealized appreciation on swap agreements	84	0	81	0	0	165

	$113	$131	$81	$0	$0	$325

Liabilities:
Written options outstanding	$2	$0	$10	$0	$0	$12
Variation margin payable ^^	57	0	0	0	0	57
Unrealized depreciation on foreign currency contracts	0	120	0	0	0	120
Unrealized depreciation on swap agreements	7	0	23	0	0	30

	$66	$120	$33	$0	$0	$219

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$86	$0	$0	$0	$0	$86
Net realized gain on foreign currency transactions	0	115	0	0	0	115

	$86	$115	$0	$0	$0	$201

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$132	$0	$69	$0	$0	$201
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	11	0	0	0	11

	$132	$11	$69	$0	$0	$212

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $44 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2010	237

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Developing Local Markets Fund
Class A
03/31/2010	$8.07	$0.19	$2.17	$2.36	$(0.11)	$0.00	$(0.08)
03/31/2009	10.81	0.35	(2.57)	(2.22)	(0.33)	(0.19)	0.00
03/31/2008	10.79	0.46	1.06	1.52	(0.47)	(1.03)	0.00
03/31/2007	10.46	0.44	0.58	1.02	(0.44)	(0.25)	0.00
05/31/2005 - 03/31/2006	10.00	0.28	0.44	0.72	(0.23)	(0.03)	0.00
Class C
03/31/2010	8.07	0.12	2.17	2.29	(0.04)	0.00	(0.08)
03//31/2009	10.81	0.27	(2.56)	(2.29)	(0.26)	(0.19)	0.00
03/31/2008	10.79	0.37	1.07	1.44	(0.39)	(1.03)	0.00
03/31/2007	10.46	0.36	0.58	0.94	(0.36)	(0.25)	0.00
05/31/2005 - 03/31/2006	10.00	0.22	0.43	0.65	(0.16)	(0.03)	0.00

Diversified Income Fund
Class A
03/31/2010	$8.51	$0.51	$2.54	$3.05	$(0.57)	$0.00	$(0.01)
03/31/2009	10.71	0.54	(1.94)	(1.40)	(0.59)	(0.21)	0.00
03/31/2008	11.13	0.59	(0.37)	0.22	(0.62)	(0.02)	0.00
03/31/2007	11.01	0.55	0.30	0.85	(0.58)	(0.15)	0.00
03/31/2006	10.87	0.54	0.26	0.80	(0.55)	(0.11)	0.00
Class B
03/31/2010	8.51	0.43	2.55	2.98	(0.50)	0.00	(0.01)
03/31/2009	10.71	0.47	(1.94)	(1.47)	(0.52)	(0.21)	0.00
03/31/2008	11.13	0.50	(0.36)	0.14	(0.54)	(0.02)	0.00
03/31/2007	11.01	0.47	0.30	0.77	(0.50)	(0.15)	0.00
03/31/2006	10.87	0.46	0.26	0.72	(0.47)	(0.11)	0.00
Class C
03/31/2010	8.51	0.43	2.55	2.98	(0.50)	0.00	(0.01)
03/31/2009	10.71	0.47	(1.94)	(1.47)	(0.52)	(0.21)	0.00
03/31/2008	11.13	0.50	(0.36)	0.14	(0.54)	(0.02)	0.00
03/31/2007	11.01	0.47	0.30	0.77	(0.50)	(0.15)	0.00
03/31/2006	10.87	0.46	0.26	0.72	(0.47)	(0.11)	0.00

Emerging Local Bond Fund
Class A
03/31/2010	$7.77	$0.50	$2.70	$3.20	$(0.59)	$0.00	$0.00
03/31/2009	9.87	0.50	(2.11)	(1.61)	(0.10)	0.00	(0.39)
07/31/2007 - 03/31/2008	10.27	0.36	0.47	0.83	(0.50)	(0.73)	0.00
Class C
03/31/2010	7.77	0.43	2.70	3.13	(0.52)	0.00	0.00
03/31/2009	9.87	0.42	(2.10)	(1.68)	(0.04)	0.00	(0.38)
07/31/2007 - 03/31/2008	10.27	0.34	0.43	0.77	(0.44)	(0.73)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the administrative fee was reduced by 0.10% to an annual rate of 0.55%.

238	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.19)	$10.24	29.43%	$229,627	1.25%		1.25%		1.25%		1.25%		1.95%		190%
(0.52)	8.07	(20.93)	158,593	1.25		1.25		1.25		1.25		3.55		95
(1.50)	10.81	14.64	330,005	1.25		1.25		1.25		1.25		4.14		31
(0.69)	10.79	10.01	136,279	1.25		1.25		1.25		1.25		4.15		11
(0.26)	10.46	7.26	47,798	1.25	*(b)	1.25	*(b)	1.25	*(b)	1.25	*(b)	3.19	*	6

(0.12)	10.24	28.47	90,249	2.00		2.00		2.00		2.00		1.22		190
(0.45)	8.07	(21.52)	72,965	2.00		2.00		2.00		2.00		2.77		95
(1.42)	10.81	13.79	123,509	2.00		2.00		2.00		2.00		3.41		31
(0.61)	10.79	9.18	47,433	2.00		2.00		2.00		2.00		3.40		11
(0.19)	10.46	6.59	8,646	2.00	*(b)	2.00	*(b)	2.00	*(b)	2.00	*(b)	2.56	*	6

$(0.58)	$10.98	36.67%	$132,741	1.16%		1.16%		1.15%		1.15%		5.03%		259%
(0.80)	8.51	(13.27)	73,833	1.19		1.19		1.15		1.15		5.68		244
(0.64)	10.71	2.10	106,904	1.23		1.23		1.15		1.15		5.40		234
(0.73)	11.13	7.99	125,360	1.15		1.15		1.15		1.15		5.02		190
(0.66)	11.01	7.50	80,231	1.15	*(b)	1.15	*(b)	1.15	*(b)	1.15	*(b)	4.86		128

(0.51)	10.98	35.67	25,491	1.91		1.91		1.90		1.90		4.32		259
(0.73)	8.51	(13.92)	23,404	1.94		1.94		1.90		1.90		4.88		244
(0.56)	10.71	1.34	42,975	1.98		1.98		1.90		1.90		4.65		234
(0.65)	11.13	7.19	50,739	1.90		1.90		1.90		1.90		4.30		190
(0.58)	11.01	6.71	27,058	1.90		1.90		1.90		1.90		4.13		128

(0.51)	10.98	35.67	98,586	1.91		1.91		1.90		1.90		4.29		259
(0.73)	8.51	(13.92)	62,686	1.94		1.94		1.90		1.90		4.90		244
(0.56)	10.71	1.34	103,481	1.98		1.98		1.90		1.90		4.64		234
(0.65)	11.13	7.19	118,882	1.90		1.90		1.90		1.90		4.28		190
(0.58)	11.01	6.71	91,600	1.90		1.90		1.90		1.90		4.12		128

$(0.59)	$10.38	42.10%	$147,882	1.35%		1.35%		1.35%		1.35%		5.10%		174%
(0.49)	7.77	(16.75)	12,085	1.35		1.35		1.35		1.35		5.65		78
(1.23)	9.87	8.31	15,899	1.31	*	1.31	*	1.31	*	1.31	*	5.44	*	67

(0.52)	10.38	41.05	30,804	2.10		2.10		2.10		2.10		4.44		174
(0.42)	7.77	(17.37)	5,081	2.10		2.10		2.10		2.10		4.86		78
(1.17)	9.87	7.70	4,541	2.04	*	2.04	*	2.04	*	2.04	*	5.14	*	67

Annual Report	March 31, 2010	239

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Emerging Markets Bond Fund
Class A
03/31/2010	$8.55	$0.51	$2.14	$2.65	$(0.08)	$0.00	$(0.48)
03/31/2009	10.68	0.55	(1.93)	(1.38)	(0.65)	(0.10)	0.00
03/31/2008	11.13	0.56	(0.07)	0.49	(0.61)	(0.33)	0.00
03/31/2007	11.14	0.54	0.57	1.11	(0.58)	(0.54)	0.00
03/31/2006	10.58	0.55	0.92	1.47	(0.57)	(0.34)	0.00
Class B
03/31/2010	8.55	0.44	2.14	2.58	(0.01)	0.00	(0.48)
03/31/2009	10.68	0.48	(1.93)	(1.45)	(0.58)	(0.10)	0.00
03/31/2008	11.13	0.48	(0.07)	0.41	(0.53)	(0.33)	0.00
03/31/2007	11.14	0.46	0.57	1.03	(0.50)	(0.54)	0.00
03/31/2006	10.58	0.47	0.92	1.39	(0.49)	(0.34)	0.00
03/31/2005	10.73	0.33	0.29	0.62	(0.37)	(0.40)	0.00
Class C
03/31/2010	8.55	0.43	2.15	2.58	(0.01)	0.00	(0.48)
03/31/2009	10.68	0.48	(1.93)	(1.45)	(0.58)	(0.10)	0.00
03/31/2008	11.13	0.48	(0.07)	0.41	(0.53)	(0.33)	0.00
03/31/2007	11.14	0.46	0.57	1.03	(0.50)	(0.54)	0.00
03/31/2006	10.58	0.47	0.92	1.39	(0.49)	(0.34)	0.00

Floating Income Fund
Class A
03/31/2010	$7.00	$0.39	$2.12	$2.51	$(0.47)	$0.00	$0.00
03/31/2009	9.05	0.41	(2.03)	(1.62)	0.00	0.00	(0.43)
03/31/2008	10.55	0.51	(1.27)	(0.76)	(0.60)	(0.12)	(0.02)
03/31/2007	10.39	0.48	0.33	0.81	(0.60)	(0.05)	0.00
03/31/2006	10.17	0.38	0.31	0.69	(0.44)	(0.03)	0.00
Class C
03/31/2010	7.00	0.37	2.11	2.48	(0.44)	0.00	0.00
03/31/2009	9.05	0.38	(2.03)	(1.65)	0.00	0.00	(0.40)
03/31/2008	10.55	0.48	(1.27)	(0.79)	(0.57)	(0.12)	(0.02)
03/31/2007	10.39	0.45	0.33	0.78	(0.57)	(0.05)	0.00
03/31/2006	10.17	0.35	0.31	0.66	(0.41)	(0.03)	0.00

Foreign Bond Fund (Unhedged)
Class A
03/31/2010	$8.02	$0.34	$1.93	$2.27	$(0.30)	$0.00	$0.00
03/31/2009	11.54	0.45	(2.59)	(2.14)	(0.27)	(1.00)	(0.11)
03/31/2008	10.21	0.37	1.64	2.01	(0.35)	(0.33)	0.00
03/31/2007	9.90	0.34	0.35	0.69	(0.31)	(0.07)	0.00
03/31/2006	10.83	0.30	(0.96)	(0.66)	(0.05)	0.00	(0.22)
Class C
03/31/2010	8.02	0.27	1.92	2.19	(0.22)	0.00	0.00
03/31/2009	11.54	0.38	(2.59)	(2.21)	(0.20)	(1.00)	(0.11)
03/31/2008	10.21	0.29	1.64	1.93	(0.27)	(0.33)	0.00
03/31/2007	9.90	0.26	0.35	0.61	(0.23)	(0.07)	0.00
03/31/2006	10.83	0.22	(0.96)	(0.74)	0.00	0.00	(0.19)

(a)	Per share amounts based on average number of shares outstanding during the year.

240	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Waivers	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.56)	$10.64	31.67%	$342,986	1.26%	1.26%	1.25%	1.25%	5.13%	185%
(0.75)	8.55	(13.02)	211,258	1.28	1.28	1.25	1.25	5.83	220
(0.94)	10.68	4.57	312,295	1.25	1.25	1.25	1.25	5.12	148
(1.12)	11.13	10.32	316,226	1.25	1.25	1.25	1.25	4.87	238
(0.91)	11.14	14.26	346,060	1.25	1.25	1.25	1.25	4.95	280

(0.49)	10.64	30.70	40,277	2.01	2.01	2.00	2.00	4.43	185
(0.68)	8.55	(13.67)	37,293	2.03	2.03	2.00	2.00	5.07	220
(0.86)	10.68	3.80	60,532	2.00	2.00	2.00	2.00	4.37	148
(1.04)	11.13	9.51	72,503	2.00	2.00	2.00	2.00	4.12	238
(0.83)	11.14	13.41	82,186	2.00	2.00	2.00	2.00	4.20	280
(0.77)	10.58	5.95	70,635	2.00	2.00	2.00	2.00	3.09	415

(0.49)	10.64	30.69	131,421	2.01	2.01	2.00	2.00	4.35	185
(0.68)	8.55	(13.67)	72,651	2.03	2.03	2.00	2.00	5.08	220
(0.86)	10.68	3.80	113,544	2.00	2.00	2.00	2.00	4.37	148
(1.04)	11.13	9.51	142,391	2.00	2.00	2.00	2.00	4.13	238
(0.83)	11.14	13.41	176,096	2.00	2.00	2.00	2.00	4.20	280

$(0.47)	$9.04	36.54%	$114,763	0.95%	0.95%	0.95%	0.95%	4.68%	318%
(0.43)	7.00	(18.42)	52,818	1.03	1.03	0.95	0.95	4.91	245
(0.74)	9.05	(7.64)	129,885	0.96	0.96	0.95	0.95	5.05	111
(0.65)	10.55	8.04	321,462	0.95	0.95	0.95	0.95	4.57	138
(0.47)	10.39	6.99	241,828	0.95	0.95	0.95	0.95	3.64	83

(0.44)	9.04	36.14	60,876	1.25	1.25	1.25	1.25	4.42	318
(0.40)	7.00	(18.67)	29,213	1.33	1.33	1.25	1.25	4.62	245
(0.71)	9.05	(7.92)	65,669	1.26	1.26	1.25	1.25	4.76	111
(0.62)	10.55	7.73	124,175	1.25	1.25	1.25	1.25	4.28	138
(0.44)	10.39	6.67	68,747	1.25	1.25	1.25	1.25	3.39	83

$(0.30)	$9.99	28.45%	$281,286	0.96%	0.96%	0.95%	0.95%	3.52%	485%
(1.38)	8.02	(18.59)	162,997	1.32	1.32	0.95	0.95	4.63	653
(0.68)	11.54	20.47	310,635	1.23	1.23	0.95	0.95	3.52	798
(0.38)	10.21	7.00	282,563	0.95	0.95	0.95	0.95	3.34	644
(0.27)	9.90	(6.15)	214,079	0.95	0.95	0.95	0.95	2.94	480

(0.22)	9.99	27.50	83,050	1.71	1.71	1.70	1.70	2.81	485
(1.31)	8.02	(19.20)	54,022	2.07	2.07	1.70	1.70	3.88	653
(0.60)	11.54	19.58	108,807	1.97	1.97	1.70	1.70	2.77	798
(0.30)	10.21	6.21	99,356	1.70	1.70	1.70	1.70	2.60	644
(0.19)	9.90	(6.86)	81,574	1.70	1.70	1.70	1.70	2.18	480

Annual Report	March 31, 2010	241

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Foreign Bond Fund (U.S. Dollar-Hedged)
Class A
03/31/2010	$9.05	$0.40	$1.57	$1.97	$(0.34)	$(0.37)	$0.00
03/31/2009	10.39	0.41	(0.93)	(0.52)	(0.33)	(0.49)	0.00
03/31/2008	10.17	0.35	0.20	0.55	(0.33)	0.00	0.00
03/31/2007	10.30	0.32	0.05	0.37	(0.27)	(0.21)	(0.02)
03/31/2006	10.56	0.31	0.04	0.35	(0.28)	(0.33)	0.00
Class B
03/31/2010	9.05	0.33	1.57	1.90	(0.27)	(0.37)	0.00
03/31/2009	10.39	0.34	(0.93)	(0.59)	(0.26)	(0.49)	0.00
03/31/2008	10.17	0.27	0.20	0.47	(0.25)	0.00	0.00
03/31/2007	10.30	0.24	0.05	0.29	(0.19)	(0.21)	(0.02)
03/31/2006	10.56	0.23	0.04	0.27	(0.20)	(0.33)	0.00
Class C
03/31/2010	9.05	0.32	1.58	1.90	(0.27)	(0.37)	0.00
03/31/2009	10.39	0.34	(0.93)	(0.59)	(0.26)	(0.49)	0.00
03/31/2008	10.17	0.27	0.20	0.47	(0.25)	0.00	0.00
03/31/2007	10.30	0.24	0.05	0.29	(0.19)	(0.21)	(0.02)
03/31/2006	10.56	0.23	0.04	0.27	(0.20)	(0.33)	0.00
Class R
03/31/2010	9.05	0.36	1.58	1.94	(0.31)	(0.37)	0.00
03/31/2009	10.39	0.39	(0.93)	(0.54)	(0.31)	(0.49)	0.00
03/31/2008	10.17	0.32	0.20	0.52	(0.30)	0.00	0.00
03/31/2007	10.30	0.29	0.05	0.34	(0.24)	(0.21)	(0.02)
03/31/2006	10.56	0.29	0.03	0.32	(0.25)	(0.33)	0.00

Global Advantage Strategy Bond Fund
Class A
03/31/2010	$10.06	$0.24	$1.23	$1.47	$(0.26)	$(0.19)	$0.00
02/05/2009 - 03/31/2009	10.00	0.03	0.06	0.09	(0.03)	0.00	0.00
Class C
03/31/2010	10.06	0.15	1.24	1.39	(0.18)	(0.19)	0.00
02/05/2009 - 03/31/2009	10.00	0.02	0.06	0.08	(0.02)	0.00	0.00
Class R
03/31/2010	10.06	0.18	1.27	1.45	(0.24)	(0.19)	0.00
02/05/2009 - 03/31/2009	10.00	0.03	0.06	0.09	(0.03)	0.00	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective February 24, 2009, the Fund’s advisory fee was reduced by 0.20% to 0.40%.
(c)	Effective February 24, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.45%.

242	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.71)	$10.31	22.27%	$239,915	0.97%		0.97%		0.95%		0.95%		4.02%		411%
(0.82)	9.05	(4.77)	207,850	1.15		1.15		0.95		0.95		4.26		779
(0.33)	10.39	5.51	245,275	1.32		1.32		0.95		0.95		3.44		969
(0.50)	10.17	3.58	258,371	0.95		0.95		0.95		0.95		3.11		653
(0.61)	10.30	3.35	302,226	0.95		0.95		0.95		0.95		2.95		571

(0.64)	10.31	21.37	9,550	1.72		1.72		1.70		1.70		3.36		411
(0.75)	9.05	(5.49)	12,338	1.90		1.90		1.70		1.70		3.50		779
(0.25)	10.39	4.73	19,960	2.05		2.05		1.70		1.70		2.68		969
(0.42)	10.17	2.81	27,875	1.70		1.70		1.70		1.70		2.36		653
(0.53)	10.30	2.58	40,661	1.70		1.70		1.70		1.70		2.19		571

(0.64)	10.31	21.37	53,446	1.72		1.72		1.70		1.70		3.26		411
(0.75)	9.05	(5.49)	42,239	1.90		1.90		1.70		1.70		3.51		779
(0.25)	10.39	4.73	51,548	2.06		2.06		1.70		1.70		2.69		969
(0.42)	10.17	2.81	63,894	1.70		1.70		1.70		1.70		2.36		653
(0.53)	10.30	2.58	90,269	1.70		1.70		1.70		1.70		2.19		571

(0.68)	10.31	21.97	11,248	1.22		1.22		1.20		1.20		3.67		411
(0.80)	9.05	(5.01)	8,280	1.40		1.40		1.20		1.20		4.03		779
(0.30)	10.39	5.25	7,332	1.57		1.57		1.20		1.20		3.19		969
(0.47)	10.17	3.33	4,860	1.20		1.20		1.20		1.20		2.84		653
(0.58)	10.30	3.09	4,025	1.20		1.20		1.20		1.20		2.80		571

$(0.45)	$11.08	14.75%	$76,913	1.10%		1.10%		1.10%		1.10%		2.16%		268%
(0.03)	10.06	0.93	1,551	1.10	*(b)(c)	26.79	*(b)(c)	1.10	*(b)(c)	26.79	*(b)(c)	1.81	*	57

(0.37)	11.08	13.88	19,441	1.85		1.85		1.85		1.85		1.35		268
(0.02)	10.06	0.80	421	1.85	*(b)(c)	16.59	*(b)(c)	1.85	*(b)(c)	16.59	*(b)(c)	1.55	*	57

(0.43)	11.08	14.46	441	1.35		1.35		1.35		1.35		1.64		268
(0.03)	10.06	0.88	29	1.35	*(b)(c)	14.09	*(b)(c)	1.35	*(b)(c)	14.09	*(b)(c)	1.93	*	57

Annual Report	March 31, 2010	243

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Global Bond Fund (U.S. Dollar-Hedged)
Class A
03/31/2010	$8.75	$0.32	$1.16	$1.48	$(0.29)	$(0.30)
03/31/2009	9.92	0.41	(0.89)	(0.48)	(0.35)	(0.34)
03/31/2008	9.61	0.35	0.28	0.63	(0.32)	0.00
03/31/2007	9.66	0.31	0.06	0.37	(0.28)	(0.14)
03/31/2006	10.00	0.30	0.00	0.30	(0.27)	(0.37)
Class B
03/31/2010	8.75	0.26	1.15	1.41	(0.22)	(0.30)
03/31/2009	9.92	0.34	(0.89)	(0.55)	(0.28)	(0.34)
03/31/2008	9.61	0.28	0.28	0.56	(0.25)	0.00
03/31/2007	9.66	0.23	0.07	0.30	(0.21)	(0.14)
03/31/2006	10.00	0.22	0.00	0.22	(0.19)	(0.37)
Class C
03/31/2010	8.75	0.25	1.16	1.41	(0.22)	(0.30)
03/31/2009	9.92	0.34	(0.89)	(0.55)	(0.28)	(0.34)
03/31/2008	9.61	0.28	0.28	0.56	(0.25)	0.00
03/31/2007	9.66	0.23	0.07	0.30	(0.21)	(0.14)
03/31/2006	10.00	0.22	0.00	0.22	(0.19)	(0.37)

GNMA Fund
Class A
03/31/2010	$11.33	$0.30	$0.66	$0.96	$(0.35)	$(0.32)
03/31/2009	11.37	0.48	0.09	0.57	(0.48)	(0.13)
03/31/2008	11.11	0.52	0.33	0.85	(0.52)	(0.07)
03/31/2007	10.90	0.49	0.21	0.70	(0.49)	0.00
03/31/2006	11.01	0.38	(0.08)	0.30	(0.41)	0.00
Class B
03/31/2010	11.33	0.22	0.65	0.87	(0.26)	(0.32)
03/31/2009	11.37	0.39	0.10	0.49	(0.40)	(0.13)
03/31/2008	11.11	0.44	0.33	0.77	(0.44)	(0.07)
03/31/2007	10.90	0.41	0.21	0.62	(0.41)	0.00
03/31/2006	11.01	0.30	(0.08)	0.22	(0.33)	0.00
Class C
03/31/2010	11.33	0.21	0.66	0.87	(0.26)	(0.32)
03/31/2009	11.37	0.39	0.10	0.49	(0.40)	(0.13)
03/31/2008	11.11	0.44	0.33	0.77	(0.44)	(0.07)
03/31/2007	10.90	0.41	0.21	0.62	(0.41)	0.00
03/31/2006	11.01	0.29	(0.07)	0.22	(0.33)	0.00

Government Money Market Fund
Class A
05/14/2009 - 03/31/2010	$1.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C
05/14/2009 - 03/31/2010	1.00	0.00	0.00	0.00	0.00	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

244	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.59)	$9.64	17.24%	$29,640	0.95%		0.95%		0.95%		0.95%		3.39%		401%
(0.69)	8.75	(4.58)	16,957	1.45		1.45		0.95		0.95		4.41		653
(0.32)	9.92	6.70	19,966	1.38		1.38		0.95		0.95		3.63		775
(0.42)	9.61	3.91	18,725	0.95		0.95		0.95		0.95		3.16		581
(0.64)	9.66	2.99	21,185	0.95		0.95		0.95		0.95		2.99		372

(0.52)	9.64	16.37	3,533	1.70		1.70		1.70		1.70		2.79		401
(0.62)	8.75	(5.31)	4,344	2.19		2.19		1.70		1.70		3.65		653
(0.25)	9.92	5.91	6,539	2.15		2.15		1.70		1.70		2.87		775
(0.35)	9.61	3.14	6,917	1.70		1.70		1.70		1.70		2.41		581
(0.56)	9.66	2.23	8,224	1.70		1.70		1.70		1.70		2.23		372

(0.52)	9.64	16.37	16,799	1.70		1.70		1.70		1.70		2.71		401
(0.62)	8.75	(5.31)	13,408	2.19		2.19		1.70		1.70		3.65		653
(0.25)	9.92	5.91	16,109	2.16		2.16		1.70		1.70		2.87		775
(0.35)	9.61	3.14	16,140	1.70		1.70		1.70		1.70		2.41		581
(0.56)	9.66	2.22	18,835	1.70		1.70		1.70		1.70		2.24		372

$(0.67)	$11.62	8.59%	$455,544	0.90%		0.90%		0.90%		0.90%		2.58%		1,747%
(0.61)	11.33	5.31	343,522	1.06		1.06		0.90		0.90		4.26		1,652
(0.59)	11.37	7.94	114,188	1.33		1.33		0.90		0.90		4.69		839
(0.49)	11.11	6.59	76,983	1.45		1.45		0.90		0.90		4.48		1,009
(0.41)	10.90	2.74	64,165	0.90		0.90		0.90		0.90		3.43		1,069

(0.58)	11.62	7.78	35,303	1.65		1.65		1.65		1.65		1.86		1,747
(0.53)	11.33	4.52	39,447	1.81		1.81		1.65		1.65		3.49		1,652
(0.51)	11.37	7.14	29,853	2.07		2.07		1.65		1.65		3.98		839
(0.41)	11.11	5.80	31,447	2.19		2.19		1.65		1.65		3.73		1,009
(0.33)	10.90	1.97	36,678	1.66		1.66		1.65		1.65		2.68		1,069

(0.58)	11.62	7.78	246,550	1.65		1.65		1.65		1.65		1.80		1,747
(0.53)	11.33	4.52	144,761	1.81		1.81		1.65		1.65		3.50		1,652
(0.51)	11.37	7.14	36,035	2.07		2.07		1.65		1.65		3.96		839
(0.41)	11.11	5.80	31,535	2.19		2.19		1.65		1.65		3.73		1,009
(0.33)	10.90	1.98	36,587	1.66		1.66		1.65		1.65		2.67		1,069

$0.00	$1.00	0.11%	$200	0.21	%*	0.44	%*	0.20	%*	0.43	%*	0.02	%*	N/A

0.00	1.00	0.11	342	0.19	*	0.44	*	0.18	*	0.43	*	0.03	*	N/A

Annual Report	March 31, 2010	245

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

High Yield Fund
Class A
03/31/2010	$6.56	$0.69	$2.51	$3.20	$(0.70)	$0.00	$0.00
03/31/2009	9.20	0.63	(2.62)	(1.99)	(0.58)	0.00	(0.07)
03/31/2008	9.94	0.65	(0.71)	(0.06)	(0.67)	(0.01)	0.00
03/31/2007	9.77	0.65	0.18	0.83	(0.65)	(0.01)	0.00
03/31/2006	9.70	0.67	0.08	0.75	(0.68)	0.00	0.00
Class B
03/31/2010	6.56	0.63	2.51	3.14	(0.64)	0.00	0.00
03/31/2009	9.20	0.58	(2.63)	(2.05)	(0.52)	0.00	(0.07)
03/31/2008	9.94	0.58	(0.71)	(0.13)	(0.60)	(0.01)	0.00
03/31/2007	9.77	0.58	0.17	0.75	(0.57)	(0.01)	0.00
03/31/2006	9.70	0.59	0.08	0.67	(0.60)	0.00	0.00
Class C
03/31/2010	6.56	0.63	2.51	3.14	(0.64)	0.00	0.00
03/31/2009	9.20	0.58	(2.63)	(2.05)	(0.52)	0.00	(0.07)
03/31/2008	9.94	0.58	(0.71)	(0.13)	(0.60)	(0.01)	0.00
03/31/2007	9.77	0.57	0.18	0.75	(0.57)	(0.01)	0.00
03/31/2006	9.70	0.59	0.08	0.67	(0.60)	0.00	0.00
Class R
03/31/2010	6.56	0.67	2.51	3.18	(0.68)	0.00	0.00
03/31/2009	9.20	0.62	(2.63)	(2.01)	(0.56)	0.00	(0.07)
03/31/2008	9.94	0.62	(0.70)	(0.08)	(0.65)	(0.01)	0.00
03/31/2007	9.77	0.62	0.18	0.80	(0.62)	(0.01)	0.00
03/31/2006	9.70	0.65	0.07	0.72	(0.65)	0.00	0.00

Income Fund
Class A
03/31/2010	$8.54	$0.63	$1.71	$2.34	$(0.67)	$0.00	$0.00
03/31/2009	9.92	0.65	(1.43)	(0.78)	(0.60)	0.00	0.00
03/31/2008	10.00	0.53	(0.08)	0.45	(0.53)	0.00	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00	0.00
Class C
03/31/2010	8.54	0.55	1.71	2.26	(0.59)	0.00	0.00
03/31/2009	9.92	0.58	(1.44)	(0.86)	(0.52)	0.00	0.00
03/31/2008	10.00	0.46	(0.08)	0.38	(0.46)	0.00	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00	0.00
Class R
03/31/2010	8.54	0.60	1.71	2.31	(0.64)	0.00	0.00
03/31/2009	9.92	0.62	(1.43)	(0.81)	(0.57)	0.00	0.00
03/31/2008	10.00	0.51	(0.08)	0.43	(0.51)	0.00	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

246	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.70)	$9.06	50.23%	$1,036,410	0.91%		0.91%		0.90%		0.90%		8.41%		129%
(0.65)	6.56	(22.34)	622,918	0.91		0.91		0.90		0.90		8.05		354
(0.68)	9.20	(0.71)	746,475	0.91		0.91		0.90		0.90		6.73		187
(0.66)	9.94	8.76	811,521	0.90		0.90		0.90		0.90		6.65		75
(0.68)	9.77	7.95	983,662	0.90		0.90		0.90		0.90		6.83		105

(0.64)	9.06	49.13	143,400	1.66		1.66		1.65		1.65		7.71		129
(0.59)	6.56	(22.92)	136,774	1.66		1.66		1.65		1.65		7.17		354
(0.61)	9.20	(1.44)	277,780	1.66		1.66		1.65		1.65		5.99		187
(0.58)	9.94	7.96	413,598	1.65		1.65		1.65		1.65		5.90		75
(0.60)	9.77	7.14	504,772	1.65		1.65		1.65		1.65		6.05		105

(0.64)	9.06	49.13	506,455	1.66		1.66		1.65		1.65		7.67		129
(0.59)	6.56	(22.92)	320,788	1.66		1.66		1.65		1.65		7.25		354
(0.61)	9.20	(1.44)	490,422	1.66		1.66		1.65		1.65		5.99		187
(0.58)	9.94	7.95	651,392	1.65		1.65		1.65		1.65		5.90		75
(0.60)	9.77	7.14	734,019	1.65		1.65		1.65		1.65		6.05		105

(0.68)	9.06	49.87	31,387	1.16		1.16		1.15		1.15		8.15		129
(0.63)	6.56	(22.53)	14,963	1.16		1.16		1.15		1.15		7.85		354
(0.66)	9.20	(0.96)	15,556	1.16		1.16		1.15		1.15		6.45		187
(0.63)	9.94	8.49	16,405	1.15		1.15		1.15		1.15		6.40		75
(0.65)	9.77	7.67	13,138	1.15		1.15		1.15		1.15		6.62		105

$(0.67)	$10.21	28.12%	$38,300	0.90%		0.95%		0.85%		0.90%		6.51%		188%
(0.60)	8.54	(8.12)	15,536	1.37		1.42		0.85		0.90		7.26		153
(0.53)	9.92	4.65	2,008	1.84		1.89		0.85		0.90		5.26		276
0.00	10.00	0.00	10	0.85	*	0.85	*	0.85	*	0.85	*	(0.85	)*	0

(0.59)	10.21	27.13	36,633	1.65		1.70		1.60		1.65		5.61		188
(0.52)	8.54	(8.91)	7,159	2.14		2.19		1.60		1.65		6.37		153
(0.46)	9.92	3.87	1,484	2.69		2.74		1.60		1.65		4.62		276
0.00	10.00	0.00	10	1.60	*	1.60	*	1.60	*	1.60	*	(1.60	)*	0

(0.64)	10.21	27.78	67	1.15		1.20		1.10		1.15		6.22		188
(0.57)	8.54	(8.38)	21	1.70		1.75		1.10		1.15		6.75		153
(0.51)	9.92	4.41	10	2.88		3.19		1.10		1.41		5.15		276
0.00	10.00	0.00	10	1.10	*	1.10	*	1.10	*	1.10	*	(1.10	)*	0

Annual Report	March 31, 2010	247

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Investment Grade Corporate Bond Fund
Class A
03/31/2010	$9.66	$0.57	$1.90	$2.47	$(0.61)	$(0.34)
03/31/2009	10.44	0.48	(0.74)	(0.26)	(0.48)	(0.04)
03/31/2008	10.37	0.49	0.10	0.59	(0.49)	(0.03)
03/31/2007	10.17	0.46	0.22	0.68	(0.46)	(0.02)
03/31/2006	10.38	0.42	(0.19)	0.23	(0.43)	(0.01)
Class C
03/31/2010	9.66	0.49	1.90	2.39	(0.53)	(0.34)
03/31/2009	10.44	0.41	(0.74)	(0.33)	(0.41)	(0.04)
03/31/2008	10.37	0.41	0.11	0.52	(0.42)	(0.03)
03/31/2007	10.17	0.38	0.22	0.60	(0.38)	(0.02)
03/31/2006	10.38	0.34	(0.19)	0.15	(0.35)	(0.01)

Long-Term U.S. Government Fund
Class A
03/31/2010	$11.58	$0.42	$(0.25)	$0.17	$(0.45)	$(0.51)
03/31/2009	11.30	0.42	0.37	0.79	(0.43)	(0.08)
03/31/2008	10.66	0.48	0.63	1.11	(0.47)	0.00
03/31/2007	10.48	0.47	0.19	0.66	(0.47)	(0.01)
03/31/2006	10.77	0.38	(0.28)	0.10	(0.38)	(0.01)
Class B
03/31/2010	11.58	0.34	(0.25)	0.09	(0.37)	(0.51)
03/31/2009	11.30	0.34	0.36	0.70	(0.34)	(0.08)
03/31/2008	10.66	0.40	0.64	1.04	(0.40)	0.00
03/31/2007	10.48	0.39	0.19	0.58	(0.39)	(0.01)
03/31/2006	10.77	0.29	(0.28)	0.01	(0.29)	(0.01)
Class C
03/31/2010	11.58	0.34	(0.25)	0.09	(0.37)	(0.51)
03/31/2009	11.30	0.34	0.36	0.70	(0.34)	(0.08)
03/31/2008	10.66	0.40	0.63	1.03	(0.39)	0.00
03/31/2007	10.48	0.39	0.19	0.58	(0.39)	(0.01)
03/31/2006	10.77	0.29	(0.28)	0.01	(0.29)	(0.01)

(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced to 0.025% to 0.225%.

248	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.95)	$11.18	26.21%	$621,321	0.90%		0.90%		0.90%		0.90%		5.24%	248%
(0.52)	9.66	(2.44)	376,473	0.90		0.90		0.90		0.90		4.92	348
(0.52)	10.44	5.92	33,922	0.97		0.97		0.90		0.90		4.70	115
(0.48)	10.37	6.83	27,922	0.90		0.90		0.90		0.90		4.44	98
(0.44)	10.17	2.17	16,345	0.90		0.90		0.90		0.90		4.05	168

(0.87)	11.18	25.27	350,334	1.65		1.65		1.65		1.65		4.47	248
(0.45)	9.66	(3.16)	121,602	1.65		1.65		1.65		1.65		4.16	348
(0.45)	10.44	5.14	9,060	1.72		1.72		1.65		1.65		3.95	115
(0.40)	10.37	6.03	6,493	1.65		1.65		1.65		1.65		3.69	98
(0.36)	10.17	1.40	6,204	1.65		1.65		1.65		1.65		3.29	168

$(0.96)	$10.79	1.49%	$176,403	0.89	5%	0.89	5%	0.87	5%	0.87	5%	3.73%	415%
(0.51)	11.58	7.27	201,456	0.90	5	0.90	5	0.87	5	0.87	5	3.82	367
(0.47)	11.30	10.78	233,321	0.87	5	0.87	5	0.87	5	0.87	5	4.43	291
(0.48)	10.66	6.41	179,750	0.87	5	0.87	5	0.87	5	0.87	5	4.45	971
(0.39)	10.48	0.79	140,369	0.89	(b)	0.89	(b)	0.89	(b)	0.89	(b)	3.41	788

(0.88)	10.79	0.74	16,774	1.64	5	1.64	5	1.62	5	1.62	5	3.01	415
(0.42)	11.58	6.47	26,934	1.65	5	1.65	5	1.62	5	1.62	5	3.07	367
(0.40)	11.30	9.97	32,425	1.62	5	1.62	5	1.62	5	1.62	5	3.73	291
(0.40)	10.66	5.62	36,900	1.62	5	1.62	5	1.62	5	1.62	5	3.71	971
(0.30)	10.48	0.04	45,638	1.64	(b)	1.64	(b)	1.64	(b)	1.64	(b)	2.61	788

(0.88)	10.79	0.74	45,276	1.64	5	1.64	5	1.62	5	1.62	5	3.00	415
(0.42)	11.58	6.47	56,492	1.65	5	1.65	5	1.62	5	1.62	5	3.06	367
(0.39)	11.30	9.96	52,461	1.62	5	1.62	5	1.62	5	1.62	5	3.67	291
(0.40)	10.66	5.62	39,482	1.62	5	1.62	5	1.62	5	1.62	5	3.71	971
(0.30)	10.48	0.04	38,108	1.64	(b)	1.64	(b)	1.64	(b)	1.64	(b)	2.63	788

Annual Report	March 31, 2010	249

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Low Duration Fund
Class A
03/31/2010	$9.30	$0.22	$1.19	$1.41	$(0.26)	$(0.01)
03/31/2009	10.14	0.38	(0.71)	(0.33)	(0.38)	(0.13)
03/31/2008	9.95	0.43	0.26	0.69	(0.43)	(0.07)
03/31/2007	9.90	0.41	0.06	0.47	(0.42)	0.00
03/31/2006	10.11	0.31	(0.15)	0.16	(0.33)	(0.04)
Class B
03/31/2010	9.30	0.17	1.17	1.34	(0.19)	(0.01)
03/31/2009	10.14	0.31	(0.71)	(0.40)	(0.31)	(0.13)
03/31/2008	9.95	0.35	0.27	0.62	(0.36)	(0.07)
03/31/2007	9.90	0.34	0.06	0.40	(0.35)	0.00
03/31/2006	10.11	0.24	(0.16)	0.08	(0.25)	(0.04)
Class C
03/31/2010	9.30	0.17	1.20	1.37	(0.22)	(0.01)
03/31/2009	10.14	0.33	(0.71)	(0.38)	(0.33)	(0.13)
03/31/2008	9.95	0.38	0.26	0.64	(0.38)	(0.07)
03/31/2007	9.90	0.36	0.06	0.42	(0.37)	0.00
03/31/2006	10.11	0.26	(0.15)	0.11	(0.28)	(0.04)
Class R
03/31/2010	9.30	0.20	1.19	1.39	(0.24)	(0.01)
03/31/2009	10.14	0.35	(0.70)	(0.35)	(0.36)	(0.13)
03/31/2008	9.95	0.41	0.26	0.67	(0.41)	(0.07)
03/31/2007	9.90	0.39	0.06	0.45	(0.40)	0.00
03/31/2006	10.11	0.30	(0.17)	0.13	(0.30)	(0.04)

Money Market Fund
Class A
03/31/2010	$1.00	$0.00	$0.00	$0.00	$0.00	$0.00
03/31/2009	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2008	1.00	0.04	0.00	0.04	(0.04)	0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
Class B
03/31/2010	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2009	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2008	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2007	1.00	0.04	0.00	0.04	(0.04)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
Class C
03/31/2010	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2009	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2008	1.00	0.04	0.00	0.04	(0.04)	0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00

(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.35%.
(c)	Effective January 1, 2010 the Fund’s distribution and/or service/12b-1 fees were reduced by 0.20% to an annual rate of 0.30%.

250	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.27)	$10.44	15.35%	$3,074,798	0.85%		0.85%		0.85%		0.85%		2.19%	488%
(0.51)	9.30	(3.24)	1,632,854	0.88		0.88		0.85		0.85		3.90	223
(0.50)	10.14	7.19	1,614,909	0.85		0.85		0.85		0.85		4.24	141
(0.42)	9.95	4.86	1,164,861	0.85		0.85		0.85		0.85		4.16	73
(0.37)	9.90	1.56	1,493,640	0.88	(b)	0.88	(b)	0.88	(b)	0.88	(b)	3.13	68

(0.20)	10.44	14.49	81,425	1.60		1.60		1.60		1.60		1.70	488
(0.44)	9.30	(3.96)	105,595	1.63		1.63		1.60		1.60		3.14	223
(0.43)	10.14	6.40	162,843	1.60		1.60		1.60		1.60		3.54	141
(0.35)	9.95	4.08	208,559	1.60		1.60		1.60		1.60		3.40	73
(0.29)	9.90	0.80	305,913	1.63	(b)	1.63	(b)	1.63	(b)	1.63	(b)	2.35	68

(0.23)	10.44	14.83	837,286	1.30	(c)	1.30	(c)	1.30	(c)	1.30	(c)	1.71	488
(0.46)	9.30	(3.72)	363,986	1.38		1.38		1.35		1.35		3.40	223
(0.45)	10.14	6.66	387,133	1.35		1.35		1.35		1.35		3.78	141
(0.37)	9.95	4.34	417,945	1.35		1.35		1.35		1.35		3.65	73
(0.32)	9.90	1.05	607,046	1.38	(b)	1.38	(b)	1.38	(b)	1.38	(b)	2.60	68

(0.25)	10.44	15.07	39,325	1.10		1.10		1.10		1.10		1.97	488
(0.49)	9.30	(3.49)	21,872	1.13		1.13		1.10		1.10		3.64	223
(0.48)	10.14	6.93	9,642	1.10		1.10		1.10		1.10		4.05	141
(0.40)	9.95	4.60	11,305	1.10		1.10		1.10		1.10		3.89	73
(0.34)	9.90	1.30	15,386	1.12	(b)	1.12	(b)	1.12	(b)	1.12	(b)	3.00	68

$0.00	$1.00	0.09%	$152,737	0.32%		0.59%		0.32%		0.59%		0.05%	N/A
(0.01)	1.00	1.26	194,007	0.54		0.59		0.54		0.59		1.04	N/A
(0.04)	1.00	4.43	108,430	0.57		0.57		0.57		0.57		4.28	N/A
(0.05)	1.00	4.77	75,947	0.57		0.57		0.57		0.57		4.69	N/A
(0.03)	1.00	3.22	64,212	0.57		0.57		0.57		0.57		3.10	N/A

0.00	1.00	0.09	33,102	0.32		1.49		0.32		1.49		0.05	N/A
(0.01)	1.00	0.64	72,511	1.13		1.49		1.13		1.49		0.55	N/A
(0.03)	1.00	3.50	56,818	1.47		1.47		1.47		1.47		3.40	N/A
(0.04)	1.00	4.38	49,405	0.95		1.47		0.95		1.47		4.33	N/A
(0.03)	1.00	2.83	40,366	0.95		1.47		0.95		1.47		2.75	N/A

0.00	1.00	0.09	62,857	0.32		0.59		0.32		0.59		0.05	N/A
(0.01)	1.00	1.26	126,219	0.54		0.59		0.54		0.59		1.02	N/A
(0.04)	1.00	4.44	71,946	0.57		0.57		0.57		0.57		4.30	N/A
(0.05)	1.00	4.78	59,031	0.57		0.57		0.57		0.57		4.70	N/A
(0.03)	1.00	3.22	57,589	0.57		0.57		0.57		0.57		3.10	N/A

Annual Report	March 31, 2010	251

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Mortgage-Backed Securities Fund
Class A
03/31/2010	$10.21	$0.47	$0.94	$1.41	$(0.45)	$(0.43)	$0.00
03/31/2009	10.88	0.69	(0.62)	0.07	(0.65)	(0.09)	0.00
03/31/2008	10.72	0.50	0.22	0.72	(0.49)	(0.07)	0.00
03/31/2007	10.47	0.47	0.25	0.72	(0.47)	0.00	0.00
03/31/2006	10.62	0.37	(0.13)	0.24	(0.39)	0.00	0.00
Class B
03/31/2010	10.21	0.41	0.92	1.33	(0.37)	(0.43)	0.00
03/31/2009	10.88	0.58	(0.59)	(0.01)	(0.57)	(0.09)	0.00
03/31/2008	10.72	0.42	0.22	0.64	(0.41)	(0.07)	0.00
03/31/2007	10.47	0.39	0.25	0.64	(0.39)	0.00	0.00
03/31/2006	10.62	0.29	(0.13)	0.16	(0.31)	0.00	0.00
Class C
03/31/2010	10.21	0.40	0.93	1.33	(0.37)	(0.43)	0.00
03/31/2009	10.88	0.60	(0.61)	(0.01)	(0.57)	(0.09)	0.00
03/31/2008	10.72	0.42	0.22	0.64	(0.41)	(0.07)	0.00
03/31/2007	10.47	0.39	0.25	0.64	(0.39)	0.00	0.00
03/31/2006	10.62	0.29	(0.13)	0.16	(0.31)	0.00	0.00

Real Income 2019 Fund™
Class A
10/30/2009 - 3/31/2010	$10.00	$0.04	$0.10	$0.14	$(0.11)	$0.00	$(0.31)
Class C
10/30/2009 - 3/31/2010	10.00	0.04	0.09	0.13	(0.10)	0.00	(0.31)

Real Income 2029 Fund™
Class A
10/30/2009 - 3/31/2010	$10.00	$0.06	$0.03	$0.09	$(0.13)	$0.00	$(0.10)
Class C
10/30/2009 - 3/31/2010	10.00	0.05	0.02	0.07	(0.12)	0.00	(0.10)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

252	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.88)	$10.74	14.14%	$125,408	0.96%		0.96%		0.90%		0.90%		4.46%		1,035%
(0.74)	10.21	0.77	87,417	2.04		2.04		0.90		0.90		6.60		1,093
(0.56)	10.88	6.93	55,202	1.56		1.56		0.90		0.90		4.65		630
(0.47)	10.72	7.08	42,395	0.90		0.90		0.90		0.90		4.46		780
(0.39)	10.47	2.24	35,258	0.90		0.90		0.90		0.90		3.51		711

(0.80)	10.74	13.30	9,258	1.71		1.71		1.65		1.65		3.84		1,035
(0.66)	10.21	0.02	10,466	2.74		2.74		1.65		1.65		5.56		1,093
(0.48)	10.88	6.14	15,544	2.29		2.29		1.65		1.65		3.92		630
(0.39)	10.72	6.29	16,404	1.65		1.65		1.65		1.65		3.72		780
(0.31)	10.47	1.48	14,970	1.65		1.65		1.65		1.65		2.74		711

(0.80)	10.74	13.29	48,507	1.71		1.71		1.65		1.65		3.72		1,035
(0.66)	10.21	0.01	34,962	2.77		2.77		1.65		1.65		5.77		1,093
(0.48)	10.88	6.14	29,365	2.29		2.29		1.65		1.65		3.91		630
(0.39)	10.72	6.28	28,454	1.65		1.65		1.65		1.65		3.72		780
(0.31)	10.47	1.48	22,129	1.65		1.65		1.65		1.65		2.75		711

$(0.42)	$9.72	1.42%	$1,874	0.79	%*	3.52	%*	0.79	%*	3.52	%*	0.87	%*	445%

(0.41)	9.72	1.32	1,146	1.29	*	4.63	*	1.29	*	4.63	*	1.03	*	445

$(0.23)	$9.86	0.85%	$169	0.79	%*	5.05	%*	0.79	%*	5.05	%*	1.44	%*	445%

(0.22)	9.85	0.64	40	1.29	*	3.31	*	1.29	*	3.31	*	1.28	*	445

Annual Report	March 31, 2010	253

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Short-Term Fund
Class A
03/31/2010	$9.39	$0.12	$0.53	$0.65	$(0.14)	$(0.03)
03/31/2009	9.81	0.35	(0.29)	0.06	(0.33)	(0.15)
03/31/2008	9.96	0.45	(0.12)	0.33	(0.45)	(0.03)
03/31/2007	9.98	0.44	0.00	0.44	(0.43)	(0.03)
03/31/2006	10.01	0.31	(0.02)	0.29	(0.32)	0.00
Class B
03/31/2010	9.39	0.08	0.50	0.58	(0.07)	(0.03)
03/31/2009	9.81	0.28	(0.29)	(0.01)	(0.26)	(0.15)
03/31/2008	9.96	0.38	(0.13)	0.25	(0.37)	(0.03)
03/31/2007	9.98	0.37	0.00	0.37	(0.36)	(0.03)
03/31/2006	10.01	0.23	(0.02)	0.21	(0.24)	0.00
Class C
03/31/2010	9.39	0.10	0.52	0.62	(0.11)	(0.03)
03/31/2009	9.81	0.32	(0.29)	0.03	(0.30)	(0.15)
03/31/2008	9.96	0.42	(0.12)	0.30	(0.42)	(0.03)
03/31/2007	9.98	0.41	0.00	0.41	(0.40)	(0.03)
03/31/2006	10.01	0.28	(0.02)	0.26	(0.29)	0.00
Class R
03/31/2010	9.39	0.10	0.53	0.63	(0.12)	(0.03)
03/31/2009	9.81	0.32	(0.28)	0.04	(0.31)	(0.15)
03/31/2008	9.96	0.42	(0.12)	0.30	(0.42)	(0.03)
03/31/2007	9.98	0.42	0.00	0.42	(0.41)	(0.03)
03/31/2006	10.01	0.31	(0.05)	0.26	(0.29)	0.00

Tax Managed Real Return Fund
Class A
10/30/2009 - 3/31/2010	$10.00	$0.05	$0.21	$0.26	$(0.05)	$0.00
Class C
10/30/2009 - 3/31/2010	10.00	0.03	0.21	0.24	(0.03)	0.00

Unconstrained Bond Fund
Class A
03/31/2010	$10.17	$0.34	$1.07	$1.41	$(0.32)	$(0.25)
06/30/2008 - 03/31/2009	10.00	0.19	0.11	0.30	(0.13)	0.00
Class C
03/31/2010	10.17	0.26	1.07	1.33	(0.24)	(0.25)
07/31/2008 - 03/31/2009	9.89	0.13	0.23	0.36	(0.08)	0.00
Class R
03/31/2010	10.17	0.33	1.06	1.39	(0.30)	(0.25)
07/31/2008 - 03/31/2009	9.89	0.17	0.22	0.39	(0.11)	0.00

Unconstrained Tax Managed Bond Fund
Class A
03/31/2010	$9.77	$0.18	$0.71	$0.89	$(0.21)	$(0.04)
01/30/2009 - 03/31/2009	10.00	0.02	(0.23)	(0.21)	(0.02)	0.00
Class C
03/31/2010	9.77	0.09	0.72	0.81	(0.13)	(0.04)
01/30/2009 - 03/31/2009	10.00	0.01	(0.23)	(0.22)	(0.01)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	PIMCO and Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 fees.
(c)	Effective October 1, 2007, the administrative fee was reduced by 0.05% to an annual rate of 0.30%.

254	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.17)	$9.87	6.94%	$1,560,419	0.80%		0.80%		0.80%		0.80%		1.19%		446%
(0.48)	9.39	0.66	382,308	0.85		0.85		0.80		0.80		3.62		582
(0.48)	9.81	3.34	201,097	0.84	(c)	0.84	(c)	0.83	(c)	0.83	(c)	4.52		191
(0.46)	9.96	4.51	259,410	0.75	(b)	0.80		0.75	(b)	0.80		4.42		187
(0.32)	9.98	2.91	315,399	0.75	(b)	0.80		0.75	(b)	0.80		3.07		230

(0.10)	9.87	6.17	4,977	1.53		1.55		1.53		1.55		0.86		446
(0.41)	9.39	(0.09)	8,359	1.60		1.60		1.55		1.55		2.90		582
(0.40)	9.81	2.57	9,485	1.59	(c)	1.59	(c)	1.58	(c)	1.58	(c)	3.78		191
(0.39)	9.96	3.73	14,144	1.50	(b)	1.55		1.50	(b)	1.55		3.66		187
(0.24)	9.98	2.13	19,070	1.50	(b)	1.55		1.50	(b)	1.55		2.30		230

(0.14)	9.87	6.62	298,079	1.10		1.10		1.10		1.10		1.00		446
(0.45)	9.39	0.36	124,847	1.15		1.15		1.10		1.10		3.34		582
(0.45)	9.81	3.03	100,746	1.14	(c)	1.14	(c)	1.13	(c)	1.13	(c)	4.22		191
(0.43)	9.96	4.19	121,666	1.05	(b)	1.10		1.05	(b)	1.10		4.11		187
(0.29)	9.98	2.60	173,897	1.05	(b)	1.10		1.05	(b)	1.10		2.77		230

(0.15)	9.87	6.67	7,689	1.05		1.05		1.05		1.05		1.02		446
(0.46)	9.39	0.41	2,583	1.10		1.10		1.05		1.05		3.35		582
(0.45)	9.81	3.07	948	1.08	(c)	1.08	(c)	1.07	(c)	1.07	(c)	4.20		191
(0.44)	9.96	4.25	632	1.00	(b)	1.05		1.00	(b)	1.05		4.18		187
(0.29)	9.98	2.64	626	1.00	(b)	1.05		1.00	(b)	1.05		3.05		230

$(0.05)	$10.21	2.57%	$333	0.85	%*	3.06	%*	0.85	%*	3.06	%*	1.13	%*	447%

(0.03)	10.21	2.36	259	1.35	*	2.59	*	1.35	*	2.59	*	0.63	*	447

$(0.57)	$11.01	14.16%	$1,152,457	1.30%		1.30%		1.30%		1.30%		3.14%		1,039%
(0.13)	10.17	3.08	198,080	1.31	*	1.33	*	1.30	*	1.32	*	2.48	*	417

(0.49)	11.01	13.31	485,355	2.05		2.05		2.05		2.05		2.34		1,039
(0.08)	10.17	3.66	41,397	2.06	*	2.08	*	2.05	*	2.07	*	1.91	*	417

(0.55)	11.01	13.88	4,531	1.55		1.55		1.55		1.55		3.04		1,039
(0.11)	10.17	3.99	9,537	1.56	*	1.58	*	1.55	*	1.57	*	2.52	*	417

$(0.25)	$10.41	9.19%	$27,531	1.10%		1.13%		1.10%		1.13%		1.72%		318%
(0.02)	9.77	(2.08)	1,384	1.10	*	9.29	*	1.10	*	9.29	*	1.11	*	0

(0.17)	10.41	8.35	9,809	1.85		1.87		1.85		1.87		0.89		318
(0.01)	9.77	(2.18)	174	1.85	*	9.16	*	1.85	*	9.16	*	0.49	*	0

Annual Report	March 31, 2010	255

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Developing Local Markets Fund	Diversified Income Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)

Assets:
Investments, at value	$2,089,111	$2,750,465	$2,738,610	$2,596,164	$607,957	$2,427,300
Investments in Affiliates, at value	656,773	47,302	133,891	185,490	34,143	5,075
Repurchase agreements, at value	9,936	10,511	15,727	8,320	911	16,079
Cash	1,318	2	15,583	12,925	17	453
Deposits with counterparty	0	64	82	0	43	10
Foreign currency, at value	10,700	8,013	12,167	701	3,469	8,491
Receivable for investments sold	14,180	105,124	1,183	11,464	13,844	316,115
Receivable for investments in Affiliates sold	0	0	0	0	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	0	0
Receivable for cross-currency swap exchanges	0	0	0	0	8,184	0
Receivable for Fund shares sold	7,695	2,288	31,375	6,185	2,111	7,773
Interest and dividends receivable	20,701	39,710	52,502	36,717	7,068	34,225
Dividends receivable from Affiliates	128	7	31	45	10	16
Variation margin receivable	10	1,165	8	703	212	439
Swap premiums paid	912	60,662	6,829	2,715	1,347	12,343
Unrealized appreciation on foreign currency contracts	54,842	5,288	37,716	7,344	1,571	17,934
Unrealized appreciation on swap agreements	948	32,905	33,801	8,048	15,368	9,541
Other assets	0	0	0	0	0	0
	2,867,254	3,063,506	3,079,505	2,876,821	696,255	2,855,794

Liabilities:
Payable for reverse repurchase agreements	$0	$9,212	$0	$1,352	$0	$12,615
Payable for investments purchased	14,844	78,202	14,402	16,128	38,250	322,759
Payable for investments in Affiliates purchased	128	7	11,731	45	10	17
Payable for investments purchased on a delayed-delivery basis	0	70,305	0	0	0	0
Payable for short sales	2,146	46,372	0	0	0	0
Deposits from counterparty	28,662	23,451	50,233	9,970	10,261	21,901
Payable for cross-currency swap exchanges	0	0	0	0	8,184	0
Payable for Fund shares redeemed	3,088	3,118	16,421	3,633	1,066	6,783
Dividends payable	489	1,343	1,271	3,707	264	862
Overdraft due to custodian	0	0	0	0	0	0
Written options outstanding	69	2,607	58	2,373	498	1,784
Accrued related party fees	2,233	1,901	2,409	2,356	350	1,375
Reimbursement to Manager	0	0	4	0	0	0
Swap premiums received	20	70,349	3,596	5,999	24,187	5,171
Unrealized depreciation on foreign currency contracts	18,190	3,287	18,234	1,516	934	40,509
Unrealized depreciation on swap agreements	1	20,661	155	254	15,715	6,239
Other liabilities	2	14	2,704	36	10	0
	69,872	330,829	121,218	47,369	99,729	420,015

Net Assets	$2,797,382	$2,732,677	$2,958,287	$2,829,452	$596,526	$2,435,779

Net Assets Consist of:
Paid in capital	$3,591,853	$2,699,660	$2,931,400	$2,796,218	$946,481	$2,663,483
Undistributed (overdistributed) net investment income	(58,972)	(27,491)	(63,544)	(19,342)	2,668	(13,496)
Accumulated undistributed net realized gain (loss)	(773,176)	(54,624)	(46,986)	(154,944)	(353,252)	(96,343)
Net unrealized appreciation (depreciation)	37,677	115,132	137,417	207,520	629	(117,865)
	$2,797,382	$2,732,677	$2,958,287	$2,829,452	$596,526	$2,435,779

Net Assets:
Class A	$229,627	$132,741	$147,882	$342,986	$114,763	$281,286
Class B	NA	25,491	NA	40,277	NA	NA
Class C	90,249	98,586	30,804	131,421	60,876	83,050
Class R	NA	NA	NA	NA	NA	NA
Other Classes	2,477,506	2,475,859	2,779,601	2,314,768	420,887	2,071,443

Shares Issued and Outstanding:
Class A	22,430	12,087	14,243	32,232	12,698	28,168
Class B	NA	2,321	NA	3,785	NA	NA
Class C	8,815	8,977	2,967	12,350	6,736	8,317
Class R	NA	NA	NA	NA	NA	NA

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$10.24	$10.98	$10.38	$10.64	$9.04	$9.99
Class B	NA	10.98	NA	10.64	NA	NA
Class C	10.24	10.98	10.38	10.64	9.04	9.99
Class R	NA	NA	NA	NA	NA	NA

Cost of Investments Owned	$2,089,442	$2,663,603	$2,653,656	$2,418,016	$609,194	$2,524,012
Cost of Investments in Affiliates Owned	$656,765	$47,301	$133,891	$185,490	$34,143	$5,075
Cost of Repurchase Agreements Owned	$9,936	$10,511	$15,727	$8,320	$911	$16,079
Cost of Foreign Currency Held	$10,718	$7,986	$11,995	$705	$3,494	$13,847
Proceeds Received on Short Sales	$2,141	$46,467	$0	$0	$0	$0
Premiums Received on Written Options	$332	$7,361	$278	$7,620	$1,209	$5,397

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

256	PIMCO Funds	See Accompanying Notes

March 31, 2010

Foreign Bond Fund (U.S. Dollar-Hedged)	Global Advantage Strategy Bond Fund	Global Bond Fund (U.S. Dollar-Hedged)	GNMA Fund	Government Money Market Fund	High Yield Fund	Income Fund	Investment Grade Corporate Bond Fund

$2,517,001	$1,471,891	$239,078	$2,377,532	$82,919	$7,918,554	$621,626	$5,916,136
27,878	260,101	130	60,117	0	448,982	10,035	224,584
8,602	22,673	725	1,425	10,691	16,022	2,309	20,308
2,297	31,251	0	0	1	6,094	1,681	548
6	37	0	40	0	0	84	39
9,191	3,377	653	0	0	1,071	279	4,725
513,628	2,140	701	2,632,766	1,999	42,719	1,250	35,298
0	0	0	0	0	0	500	0
0	0	0	23,156	0	0	0	0
0	0	0	0	0	0	0	0
10,596	3,350	445	3,448	15,073	19,438	1,082	19,869
33,617	16,081	2,588	3,386	39	151,807	3,756	91,594
20	79	3	9	0	82	2	33
331	209	35	49	0	683	0	2,599
11,706	1,746	659	330	0	16,858	3,994	17,911
26,501	16,841	2,254	0	0	7,655	116	13,763
9,696	1,997	1,490	2,034	0	74,022	2,828	52,635
0	0	0	0	0	0	3	0
3,171,070	1,831,773	248,761	5,104,292	110,722	8,703,987	649,545	6,400,042

$0	$0	$0	$0	$0	$7,377	$89,023	$11,418
507,270	41,158	3,098	3,049,812	2,000	140,872	16,080	91,498
20	79	3	9	0	82	2	33
0	0	0	23,731	0	0	0	0
0	0	0	662,901	0	0	0	15,743
23,371	12,011	2,680	7,880	0	27,992	5,840	54,173
0	0	0	0	0	0	0	0
4,881	359	167	5,772	106	18,792	295	28,964
1,273	50	81	568	0	12,058	363	4,301
0	0	0	6,027	0	0	0	0
1,800	1,615	167	986	0	169	221	2,686
1,334	1,074	139	1,054	12	5,131	224	3,292
0	29	0	0	4	0	18	0
5,303	727	429	0	0	68,664	16,477	16,659
13,814	10,856	1,830	0	0	12,750	119	5,445
9,500	452	774	0	0	19,303	5,803	7,472
3	0	5	0	0	0	1	0
568,569	68,410	9,373	3,758,740	2,122	313,190	134,466	241,684

$2,602,501	$1,763,363	$239,388	$1,345,552	$108,600	$8,390,797	$515,079	$6,158,358

$2,706,800	$1,761,865	$248,227	$1,301,793	$108,600	$8,621,611	$497,923	$5,427,232
(67,501)	(11,223)	49	4,970	(4)	(25,245)	2,716	42,812
(42,562)	223	(4,419)	22,978	4	(717,862)	(5,406)	141,988
5,764	12,498	(4,469)	15,811	0	512,293	19,846	546,326
$2,602,501	$1,763,363	$239,388	$1,345,552	$108,600	$8,390,797	$515,079	$6,158,358

$239,915	$76,913	$29,640	$455,544	$200	$1,036,410	$38,300	$621,321
9,550	NA	3,533	35,303	NA	143,400	NA	NA
53,446	19,441	16,799	246,550	342	506,455	36,633	350,334
11,248	441	NA	NA	NA	31,387	67	NA
2,288,342	1,666,568	189,416	608,155	108,058	6,673,145	440,079	5,186,703

23,271	6,939	3,076	39,194	200	114,340	3,752	55,561
926	NA	367	3,037	NA	15,820	NA	NA
5,184	1,754	1,743	21,213	342	55,874	3,589	31,328
1,091	40	NA	NA	NA	3,463	7	NA

$10.31	$11.08	$9.64	$11.62	$1.00	$9.06	$10.21	$11.18
10.31	NA	9.64	11.62	NA	9.06	NA	NA
10.31	11.08	9.64	11.62	1.00	9.06	10.21	11.18
10.31	11.08	NA	NA	NA	9.06	10.21	NA

$2,526,102	$1,471,286	$244,712	$2,366,550	$82,919	$7,492,511	$599,304	$5,441,972
$27,878	$260,102	$130	$60,116	$0	$448,982	$10,034	$224,572
$8,602	$22,673	$725	$1,425	$10,691	$16,022	$2,309	$20,308
$9,215	$3,327	$656	$0	$0	$1,024	$277	$4,751
$0	$0	$0	$664,721	$0	$0	$0	$15,774
$5,183	$4,513	$469	$1,994	$0	$12,157	$713	$13,773

Annual Report	March 31, 2010	257

Statements of Assets and Liabilities  (Cont.)

(Amounts in thousands, except per share amounts)	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Mortgage- Backed Securities Fund

Assets:
Investments, at value	$1,688,418	$13,093,576	$411,454	$990,504
Investments in Affiliates, at value	175	5,178,970	0	5,208
Repurchase agreements, at value	16,950	522,259	48,456	373
Cash	47	42	1	0
Deposits with counterparty	0	54	0	30
Foreign currency, at value	0	30,573	0	0
Receivable for investments sold	22,558	2,000,984	0	1,075,840
Receivable for investments in Affiliates sold	0	161,600	0	0
Receivable for investments sold on a delayed-delivery basis	2,997	0	0	0
Receivable for cross-currency swap exchanges	0	0	0	0
Receivable for Fund shares sold	1,738	87,366	930	1,263
Interest and dividends receivable	16,328	74,578	190	2,246
Dividends receivable from Affiliates	1	1,236	0	0
Variation margin receivable	344	3,981	0	65
Swap premiums paid	269	13,751	0	1,449
Unrealized appreciation on foreign currency contracts	0	11,638	0	0
Unrealized appreciation on swap agreements	6,498	51,713	0	4,315
Other assets	0	0	0	0
	1,756,323	21,232,321	461,031	2,081,293

Liabilities:
Payable for reverse repurchase agreements	$185,482	$61,811	$0	$26,865
Payable for investments purchased	8,176	1,719,658	0	1,133,380
Payable for investments in Affiliates purchased	1	1,236	0	0
Payable for investments purchased on a delayed-delivery basis	31,407	0	0	5,608
Payable for short sales	5,168	509,390	0	245,013
Deposits from counterparty	5,670	55,423	0	8,901
Payable for cross-currency swap exchanges	0	0	0	0
Payable for Fund shares redeemed	1,164	57,924	2,238	2,345
Dividends payable	326	3,929	1	262
Overdraft due to custodian	0	0	0	7,026
Written options outstanding	882	11,928	0	427
Accrued related party fees	811	9,320	42	454
Variation margin payable	0	0	0	0
Reimbursement to Manager	0	0	0	0
Swap premium received	385	3,739	0	0
Unrealized depreciation on foreign currency contracts	0	3,243	0	0
Unrealized depreciation on swap agreements	0	2,328	0	0
	239,472	2,439,929	2,281	1,430,281

Net Assets	$1,516,851	$18,792,392	$458,750	$651,012

Net Assets Consist of:
Paid in capital	$1,578,331	$18,487,340	$458,751	$645,829
Undistributed (overdistributed) net investment income	(882)	(20,057)	(1)	5,445
Accumulated undistributed net realized gain (loss)	(22,548)	108,462	0	(1,595)
Net unrealized appreciation (depreciation)	(38,050)	216,647	0	1,333
	$1,516,851	$18,792,392	$458,750	$651,012

Net Assets:
Class A	$176,403	$3,074,798	$152,737	$125,408
Class B	16,774	81,425	33,102	9,258
Class C	45,276	837,286	62,857	48,507
Class R	NA	39,325	NA	NA
Other Classes	1,278,398	14,759,558	210,054	467,839

Shares Issued and Outstanding:
Class A	16,345	294,469	152,745	11,680
Class B	1,554	7,798	33,105	862
Class C	4,195	80,185	62,858	4,518
Class R	NA	3,766	NA	NA

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$10.79	$10.44	$1.00	$10.74
Class B	10.79	10.44	1.00	10.74
Class C	10.79	10.44	1.00	10.74
Class R	NA	10.44	NA	NA

Cost of Investments Owned	$1,739,498	$12,999,072	$411,454	$994,896
Cost of Investments in Affiliates Owned	$175	$5,179,253	$0	$5,208
Cost of Repurchase Agreements Owned	$16,950	$522,259	$48,456	$373
Cost of Foreign Currency Held	$0	$30,367	$0	$0
Proceeds Received on Short Sales	$5,200	$508,511	$0	$245,207
Premiums Received on Written Options	$2,514	$45,420	$0	$1,671

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

258	PIMCO Funds	See Accompanying Notes

March 31, 2010

Real Income 2019 Fund™	Real Income 2029 Fund™	Short-Term Fund	Tax Managed Real Return Fund	Unconstrained Bond Fund	Unconstrained Tax Managed Bond Fund

$6,501	$4,053	$9,458,815	$13,222	$5,912,009	$133,315
0	0	1,508,533	0	921,201	100
216	0	50,044	576	167,192	6,356
0	88	22,523	1	4	0
0	0	2	0	0	230
0	0	7,622	0	21,563	579
0	0	315,827	0	7,684,216	23,593
0	0	0	0	0	0
0	0	0	0	0	0
0	0	88,745	0	0	0
106	0	126,495	62	54,847	634
30	23	36,883	91	42,386	927
0	0	394	0	221	0
0	0	0	0	1,719	29
0	0	419	73	18,025	143
0	0	4,740	0	14,998	131
0	0	6,390	6	7,373	165
0	0	1	0	0	0
6,853	4,164	11,627,433	14,031	14,845,754	166,202

$0	$0	$0	$0	$54,372	$0
195	0	345,846	733	5,624,111	4,822
0	0	395	0	7,821	0
0	0	0	0	0	0
0	0	17,068	0	3,617,663	22,798
0	0	8,160	0	14,941	0
0	0	88,881	0	0	0
1	3	27,569	6	12,413	192
8	0	589	1	1,541	28
0	0	0	0	0	0
0	0	2,770	0	5,259	12
3	2	5,483	6	4,925	94
0	0	0	0	1,480	57
0	0	0	0	35	2
0	0	1,676	0	9,261	61
0	0	2,711	0	7,122	120
0	0	1,706	79	22,755	30
207	5	502,854	825	9,383,699	28,216

$6,646	$4,159	$11,124,579	$13,206	$5,462,055	$137,986

$6,655	$4,178	$11,099,375	$13,193	$5,299,554	$136,325
(8)	0	15,624	1	7,687	53
(2)	(4)	10,891	55	(3,626)	94
1	(15)	(1,311)	(43)	158,440	1,514
$6,646	$4,159	$11,124,579	$13,206	$5,462,055	$137,986

$1,874	$169	$1,560,419	$333	$1,152,457	$27,531
NA	NA	4,977	NA	NA	NA
1,146	40	298,079	259	485,355	9,809
NA	NA	7,689	NA	4,531	NA
3,626	3,950	9,253,415	12,614	3,819,712	100,646

193	17	158,131	33	104,636	2,644
NA	NA	504	NA	NA	NA
118	4	30,207	25	44,067	942
NA	NA	779	NA	411	NA

$9.72	$9.86	$9.87	$10.21	$11.01	$10.41
NA	NA	9.87	NA	NA	NA
9.72	9.85	9.87	10.21	11.01	10.41
NA	NA	9.87	NA	11.01	NA

$6,500	$4,068	$9,473,567	$13,192	$5,781,465	$131,924
$0	$0	$1,508,546	$0	$921,216	$100
$216	$0	$50,044	$576	$167,192	$6,356
$0	$0	$7,686	$0	$21,500	$571
$0	$0	$16,948	$0	$3,627,169	$22,702
$0	$0	$9,627	$0	$18,802	$34

Annual Report	March 31, 2010	259

Statements of Operations

Year Ended March 31, 2010

(Amounts in thousands)	Developing Local Markets Fund	Diversified Income Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)

Investment Income:
Interest, net of foreign taxes*	$64,053	$154,946	$102,384	$163,185	$34,926	$94,961
Dividends	0	0	0	21	0	7
Dividends from Affiliate investments	921	241	333	387	89	295
Miscellaneous income	0	5	0	8	0	25
Total Income	64,974	155,192	102,717	163,601	35,015	95,288

Expenses:
Investment advisory fees	9,141	11,240	6,881	11,455	1,833	5,226
Supervisory and administrative fees	8,926	7,855	7,685	10,905	1,752	6,181
Distribution fees - Class B	0	199	0	316	0	0
Distribution fees - Class C	629	606	104	763	126	532
Distribution fees - Class R	0	0	0	0	0	0
Servicing fees - Class A	471	251	149	662	188	580
Servicing fees - Class B	0	66	0	105	0	0
Servicing fees - Class C	210	202	35	254	105	177
Servicing fees - Class R	0	0	0	0	0	0
Distribution and/or servicing fees - Other Classes	597	86	621	497	73	870
Trustees’ fees	7	5	3	6	1	6
Organization expense	0	0	0	0	0	0
Interest expense	93	353	84	343	2	333
Miscellaneous expense	9	10	9	12	3	8
Total Expenses	20,083	20,873	15,571	25,318	4,083	13,913
Waiver and/or Reimbursement by Manager	0	0	0	0	0	0
Net Expenses	20,083	20,873	15,571	25,318	4,083	13,913

Net Investment Income	44,891	134,319	87,146	138,283	30,932	81,375

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(96,183)	10,854	(61,041)	(41,371)	13,315	(48,893)
Net realized gain on Affiliate investments	98	47	119	80	39	69
Net realized gain (loss) on futures contracts, written options and swaps	12,536	39,611	41,020	13,141	29,031	21,321
Net realized gain (loss) on foreign currency transactions	(60,591)	(21,435)	19,661	(10,051)	(11,398)	102,989
Net change in unrealized appreciation on investments	301,629	481,012	354,806	504,183	121,790	356,908
Net change in unrealized (depreciation) on Affiliate investments	(23)	(4)	(27)	(12)	(5)	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(8,434)	83,257	19,950	77,978	18,052	(16,061)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	278,004	18,332	43,382	3,230	5,942	(35,849)
Net Gain	427,036	611,674	417,870	547,178	176,766	380,484

Net Increase in Net Assets Resulting from Operations	$471,927	$745,993	$505,016	$685,461	$207,698	$461,859

* Foreign tax withholdings	$16	$0	$1,545	$0	$10	$27

260	PIMCO Funds	See Accompanying Notes

Foreign Bond Fund (U.S. Dollar-Hedged)	Global Advantage Strategy Bond Fund	Global Bond Fund (U.S. Dollar-Hedged)	GNMA Fund	Government Money Market Fund	High Yield Fund	Income Fund	Investment Grade Corporate Bond Fund

$122,570	$19,050	$8,236	$44,212	$210	$659,488	$28,925	$370,450
59	0	14	0	0	28,072	78	1,289
203	295	23	136	0	360	28	486
4	0	0	1	0	9	0	10
122,836	19,345	8,273	44,349	210	687,929	29,031	372,235

6,121	2,400	471	3,182	101	18,417	968	15,106
6,899	1,914	625	4,408	51	24,289	858	16,793
87	0	31	300	0	1,179	0	0
350	59	111	1,533	0	3,264	129	1,939
21	0	0	0	0	59	0	0
514	92	51	981	0	2,101	56	1,302
29	0	10	100	0	393	0	0
116	20	37	511	0	1,088	43	646
21	0	0	0	0	59	0	0
416	75	0	408	0	3,180	19	710
7	1	1	2	0	17	0	12
0	0	0	0	20	0	0	0
463	7	6	17	6	877	233	102
10	30	1	7	0	32	18	32
15,054	4,598	1,344	11,449	178	54,955	2,324	36,642
0	0	0	0	(24)	0	(194)	0
15,054	4,598	1,344	11,449	154	54,955	2,130	36,642

107,782	14,747	6,929	32,900	56	632,974	26,901	335,593

40,295	1,025	2,040	50,815	56	25,692	1,783	323,459
64	7	6	65	0	224	5	280

(1,907)	2,162	(758)	6,037	0	38,750	2,705	76,038
(86,216)	(2,180)	(1,715)	0	0	(5,532)	7	13,485
382,914	566	20,146	12,849	0	2,096,772	52,582	591,787

(2)	(1)	0	0	0	(56)	0	(67)

10,875	6,176	237	1,564	0	133,763	9,977	28,611

42,246	5,696	2,178	0	0	11,804	29	12,518
388,269	13,451	22,134	71,330	56	2,301,417	67,088	1,046,111

$496,051	$28,198	$29,063	$104,230	$112	$2,934,391	$93,989	$1,381,704

$0	$0	$26	$0	$0	$13	$5	$0

Annual Report	March 31, 2010	261

Statements of Operations  (Cont.)

Year Ended March 31, 2010
(Amounts in thousands)	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Mortgage- Securities Backed Fund

Investment Income:
Interest	$62,067	$420,259	$1,928	$48,433
Dividends	0	3,820	0	230
Dividends from Affiliate investments	61	5,665	0	24
Miscellaneous income	0	11	0	0
Total Income	62,128	429,755	1,928	48,687

Expenses:
Investment advisory fees	3,041	35,038	617	2,158
Supervisory and administrative fees	3,788	34,018	1,463	2,689
Distribution fees - Class B	165	733	364	80
Distribution fees - Class C	380	2,473	0	370
Distribution fees - Class R	0	76	0	0
Servicing fees - Class A	491	5,448	154	265
Servicing fees - Class B	55	244	121	27
Servicing fees - Class C	127	1,422	87	123
Servicing fees - Class R	0	76	0	0
Distribution and/or servicing fees - Other Classes	236	3,802	55	749
Trustees’ fees	3	30	1	2
Organization expense	0	0	0	0
Interest expense	183	82	17	584
Reimbursement to Manager	0	0	18	0
Miscellaneous expense	7	55	91	4
Total Expenses	8,476	83,497	2,988	7,051
Waiver and/or Reimbursement by Manager	0	0	(1,322)	0
Net Expenses	8,476	83,497	1,666	7,051

Net Investment Income	53,652	346,258	262	41,636

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	833	63,727	212	20,809
Net realized gain on Affiliate investments	13	40	0	9
Net realized gain (loss) on futures contracts, written options and swaps	26,856	194,140	0	950
Net realized gain (loss) on foreign currency transactions	0	17,676	0	0
Net change in unrealized appreciation (depreciation) on investments	(42,235)	1,024,837	0	53,050
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	(331)	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(8,272)	130,489	0	2,388
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	23,244	0	0
Net Gain (Loss)	(22,805)	1,453,822	212	77,206

Net Increase in Net Assets Resulting from Operations	$30,847	$1,800,080	$474	$118,842

(1)	Period from October 30, 2009 to March 31, 2010.

262	PIMCO Funds	See Accompanying Notes

Real Income 2019 Fund™ (1)	Real Income 2029 Fund™ (1)	Short-Term Fund	Tax Managed Real Return Fund (1)	Unconstrained Bond Fund	Unconstrained Tax Managed Bond Fund

$29	$32	$165,029	$66	$116,199	$1,334
0	0	776	0	928	106
0	0	1,785	0	1,688	0
0	0	4	0	7	0
29	32	167,594	66	118,822	1,440

3	3	19,922	8	15,892	200
4	3	17,525	7	9,750	179
0	0	59	0	0	0
0	0	663	0	1,488	22
0	0	11	0	23	0
1	0	2,620	0	1,338	24
0	0	20	0	0	0
0	0	552	0	496	7
0	0	11	0	23	0
0	0	6,406	1	1,001	15
0	0	16	0	4	0
34	42	0	42	0	15
0	0	377	0	13	0
0	0	0	0	0	0
0	0	29	0	46	1
42	48	48,211	58	30,074	463
(33)	(42)	(2)	(42)	0	(13)
9	6	48,209	16	30,074	450

20	26	119,385	50	88,748	990

20	14	72,101	36	28,587	226
0	0	227	0	265	0
0	0	(11,637)	20	27,128	86
0	0	(3,316)	0	6,230	112
1	(15)	196,841	30	132,701	1,317
0	0	(50)	0	(51)	0

0	0	54,155	(73)	9,495	201

0	0	14,992	0	8,303	18
21	(1)	323,313	13	212,658	1,960

$41	$25	$442,698	$63	$301,406	$2,950

Annual Report	March 31, 2010	263

Statements of Changes in Net Assets

	Developing Local Markets Fund		Diversified Income Fund		Emerging Local Bond Fund		Emerging Markets Bond Fund

(Amounts in thousands)	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$44,891	$173,599	$134,319	$127,773	$87,146	$108,788	$138,283	$175,863
Net realized gain (loss)	(144,238)	(613,342)	29,064	(41,140)	(360)	(135,110)	(38,281)	(195,682)
Net realized gain on Affiliate investments	98	2	13	1	119	1	80	5
Net change in unrealized appreciation (depreciation)	571,199	(723,912)	582,601	(398,213)	418,138	(337,954)	585,391	(425,303)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(23)	32	(4)	5	(27)	27	(12)	12
Net increase (decrease) resulting from operations	471,927	(1,163,621)	745,993	(311,574)	505,016	(364,248)	685,461	(445,105)

Distributions to Shareholders:
From net investment income
Class A	(2,121)	(11,762)	(5,745)	(5,789)	(3,430)	(195)	(2,113)	(17,895)
Class B	0	0	(1,343)	(1,717)	0	0	(57)	(2,943)
Class C	(327)	(3,429)	(4,053)	(4,248)	(705)	(20)	(13)	(5,634)
Class R	0	0	0	0	0	0	0	0
Other Classes	(25,601)	(156,727)	(141,208)	(126,297)	(93,315)	(27,978)	(26,259)	(177,850)
From net realized capital gains
Class A	0	(5,254)	0	(1,998)	0	0	0	(2,503)
Class B	0	0	0	(579)	0	0	0	(471)
Class C	0	(2,365)	0	(1,520)	0	0	0	(898)
Class R	0	0	0	0	0	0	0	0
Other Classes	0	(58,985)	0	(39,715)	0	0	0	(26,839)
Tax basis return of capital
Class A	(1,569)	0	0	0	0	(724)	(12,731)	(111)
Class B	0	0	0	0	0	0	(2,021)	(21)
Class C	(698)	0	0	0	0	(219)	(4,894)	(39)
Class R	0	0	0	0	0	0	0	0
Other Classes	(14,646)	0	0	0	0	(78,695)	(102,630)	(1,037)

Total Distributions	(44,962)	(238,522)	(152,349)	(181,863)	(97,450)	(107,831)	(150,718)	(236,241)

Fund Share Transactions:
Receipts for shares sold
Class A	146,296	314,029	71,417	42,503	143,304	18,133	181,120	81,135
Class B	0	0	3,738	3,091	0	0	5,763	3,400
Class C	28,195	73,103	34,187	18,966	26,882	4,792	54,285	16,615
Class R	0	0	0	0	0	0	0	0
Other Classes	1,830,670	1,798,488	856,719	419,698	2,310,933	711,625	1,062,548	858,217
Issued as reinvestment of distributions
Class A	2,773	11,423	3,950	5,023	2,789	766	11,576	14,256
Class B	0	0	848	1,478	0	0	1,633	2,625
Class C	730	4,101	2,783	4,102	477	205	3,603	4,826
Class R	0	0	0	0	0	0	0	0
Other Classes	35,711	201,873	129,593	154,357	84,676	103,137	88,798	166,023
Cost of shares redeemed
Class A	(118,670)	(381,811)	(39,284)	(56,810)	(20,624)	(17,397)	(114,905)	(132,054)
Class B	0	0	(9,129)	(16,618)	0	0	(13,410)	(17,457)
Class C	(30,212)	(86,519)	(20,283)	(45,953)	(4,373)	(3,060)	(19,137)	(39,830)
Class R	0	0	0	0	0	0	0	0
Other Classes	(1,464,022)	(3,904,281)	(827,300)	(504,213)	(1,527,726)	(514,605)	(1,226,911)	(1,322,955)
Net increase (decrease) resulting from Fund share transactions	431,471	(1,969,594)	207,239	25,624	1,016,338	303,596	34,963	(365,199)

Fund Redemption Fee	7	490	31	75	1	32	3	112

Total Increase (Decrease) in Net Assets	858,443	(3,371,247)	800,914	(467,738)	1,423,905	(168,451)	569,709	(1,046,433)

Net Assets:
Beginning of year or period	1,938,939	5,310,186	1,931,763	2,399,501	1,534,382	1,702,833	2,259,743	3,306,176
End of year*	$2,797,382	$1,938,939	$2,732,677	$1,931,763	$2,958,287	$1,534,382	$2,829,452	$2,259,743

*Including undistributed (overdistributed) net investment income of:	$(58,972)	$(58,930)	$(27,491)	$(20,733)	$(63,544)	$(62,921)	$(19,342)	$(117,915)

264	PIMCO Funds	See Accompanying Notes

Floating Income Fund		Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		Global Advantage Startegy Bond Fund		Global Bond Fund (U.S. Dollar-Hedged)

Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Period from February 5, 2009 to March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009

$30,932	$53,205	$81,375	$132,719	$107,782	$137,743	$14,747	$18	$6,929	$10,643
30,948	(242,119)	75,417	(188,770)	(47,828)	221,606	1,007	(2)	(433)	8,294

39	3	69	4	64	1	7	0	6	0

145,784	100,099	304,998	(551,235)	436,035	(512,776)	12,438	61	22,561	(35,821)

(5)	5	0	0	(2)	2	(1)	0	0	0

207,698	(88,807)	461,859	(607,282)	496,051	(153,424)	28,198	77	29,063	(16,884)

(4,074)	0	(6,869)	(6,606)	(7,002)	(8,312)	(812)	(1)	(603)	(749)
0	0	0	0	(319)	(422)	0	0	(98)	(162)
(2,197)	0	(1,588)	(1,649)	(1,230)	(1,304)	(110)	(1)	(334)	(470)
0	0	0	0	(257)	(311)	(1)	0	0	0
(29,366)	0	(60,665)	(76,320)	(83,808)	(102,792)	(14,045)	(16)	(5,055)	(7,972)

0	0	0	(20,057)	(7,662)	(12,309)	(895)	0	(681)	(687)
0	0	0	0	(412)	(711)	0	0	(130)	(175)
0	0	0	(6,836)	(1,740)	(2,347)	(199)	0	(489)	(532)
0	0	0	0	(318)	(510)	0	0	0	0
0	0	0	(210,990)	(77,878)	(145,960)	(10,696)	0	(4,907)	(5,249)

0	(4,890)	0	(2,504)	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	(2,330)	0	(849)	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	(49,641)	0	(25,656)	0	0	0	0	0	0

(35,637)	(56,861)	(69,122)	(351,467)	(180,626)	(274,978)	(26,758)	(18)	(12,297)	(15,996)

76,289	32,997	180,566	117,618	92,869	123,436	85,965	1,557	17,568	12,225
0	0	0	0	705	1,060	0	0	416	702
35,910	6,340	37,455	16,438	14,915	14,179	19,720	446	4,948	5,131
0	0	0	0	7,490	9,400	429	29	0	0
169,882	779,328	1,396,935	1,208,118	883,136	1,620,433	1,679,014	5,389	71,465	54,949

2,974	3,136	5,496	23,092	12,311	16,499	1,272	1	934	905
0	0	0	0	595	897	0	0	188	263
1,538	1,710	1,150	6,537	2,229	2,868	274	1	684	790
0	0	0	0	545	809	1	0	0	0
27,160	47,655	52,113	295,077	124,492	203,205	24,569	17	7,949	9,925

(34,481)	(91,242)	(106,333)	(207,012)	(98,885)	(143,021)	(12,337)	(10)	(7,552)	(13,594)
0	0	0	0	(5,656)	(7,438)	0	0	(1,829)	(2,491)
(15,571)	(33,099)	(22,122)	(50,131)	(11,753)	(19,646)	(991)	(35)	(3,581)	(6,686)
0	0	0	0	(6,070)	(7,932)	(22)	0	0	0
(561,729)	(1,639,232)	(1,409,638)	(1,770,750)	(1,413,470)	(1,483,852)	(43,224)	(202)	(36,789)	(127,214)

(298,028)	(892,407)	135,622	(361,013)	(396,547)	330,897	1,754,670	7,193	54,401	(65,095)

0	5	16	1,358	8	128	0	1	14	15

(125,967)	(1,038,070)	528,375	(1,318,404)	(81,114)	(97,377)	1,756,110	7,253	71,181	(97,960)

722,493	1,760,563	1,907,404	3,225,808	2,683,615	2,780,992	7,253	0	168,207	266,167
$596,526	$722,493	$2,435,779	$1,907,404	$2,602,501	$2,683,615	$1,763,363	$7,253	$239,388	$168,207

$2,668	$(11,146)	$(13,496)	$(57,878)	$(67,501)	$19,631	$(11,223)	$(9)	$49	$(5,211)

Annual Report	March 31, 2010	265

Statements of Changes in Net Assets  (Cont.)

	GNMA Fund		Government Money Market Fund		High Yield Fund		Income Fund

(Amounts in thousands)	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Period from January 27, 2009 to March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$32,900	$27,791	$56	$7	$632,974	$521,555	$26,901	$22,097
Net realized gain (loss)	56,852	18,639	56	12	58,910	(710,304)	4,495	(5,776)
Net realized gain on Affiliate investments	65	5	0	0	224	30	5	2
Net change in unrealized appreciation (depreciation)	14,413	(4,524)	0	0	2,242,339	(1,385,973)	62,588	(40,356)
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	0	0	(56)	56	0	0
Net increase (decrease) resulting from operations	104,230	41,911	112	19	2,934,391	(1,574,636)	93,989	(24,033)

Distributions to Shareholders:
From net investment income
Class A	(11,726)	(8,771)	0	0	(71,706)	(51,141)	(1,574)	(422)
Class B	(911)	(1,140)	0	0	(12,304)	(12,989)	0	0
Class C	(4,512)	(2,468)	0	0	(33,909)	(25,935)	(1,115)	(206)
Class R	0	0	0	0	(1,953)	(1,105)	(2)	(1)
Other Classes	(20,912)	(16,172)	(112)	(19)	(521,172)	(411,917)	(26,083)	(20,613)
From net realized capital gains
Class A	(10,570)	(3,074)	0	0	0	0	0	0
Class B	(1,056)	(422)	0	0	0	0	0	0
Class C	(6,107)	(1,088)	0	0	0	0	0	0
Class R	0	0	0	0	0	0	0	0
Other Classes	(19,270)	(4,030)	0	0	0	0	0	0
Tax basis return of capital
Class A	0	0	0	0	0	(6,115)	0	0
Class B	0	0	0	0	0	(1,759)	0	0
Class C	0	0	0	0	0	(3,471)	0	0
Class R	0	0	0	0	0	(136)	0	0
Other Classes	0	0	0	0	0	(23,610)	0	0

Total Distributions	(75,064)	(37,165)	(112)	(19)	(641,044)	(538,178)	(28,774)	(21,242)

Fund Share Transactions:
Receipts for shares sold
Class A	348,801	344,850	1,085	0	465,641	364,302	27,324	16,795
Class B	7,682	18,601	0	0	14,794	10,993	0	0
Class C	161,175	122,163	611	0	131,262	87,592	30,216	8,121
Class R	0	0	0	0	16,242	9,963	39	12
Other Classes	549,065	489,295	138,564	53,395	3,234,425	3,812,267	89,155	40,979
Issued as reinvestment of distributions
Class A	17,563	8,734	0	0	51,445	40,837	814	251
Class B	1,380	1,048	0	0	7,241	8,003	0	0
Class C	7,966	2,439	0	0	21,198	17,452	394	103
Class R	0	0	0	0	1,855	1,164	2	1
Other Classes	36,202	18,833	82	21	422,510	365,322	25,203	20,563
Cost of shares redeemed
Class A	(264,009)	(126,048)	(885)	0	(354,892)	(294,642)	(8,928)	(2,558)
Class B	(14,296)	(10,091)	0	0	(65,466)	(94,494)	0	0
Class C	(71,689)	(17,419)	(269)	0	(97,320)	(142,641)	(3,582)	(2,014)
Class R	0	0	0	0	(8,426)	(6,382)	(2)	0
Other Classes	(506,794)	(250,269)	(83,749)	(255)	(4,128,427)	(2,442,187)	(17,297)	(24,135)
Net increase (decrease) resulting from Fund share transactions	273,046	602,136	55,439	53,161	(287,918)	1,737,549	143,338	58,118

Fund Redemption Fee	0	0	0	0	65	946	1	3

Total Increase (Decrease) in Net Assets	302,212	606,882	55,439	53,161	2,005,494	(374,319)	208,554	12,846

Net Assets:
Beginning of year or period	1,043,340	436,458	53,161	0	6,385,303	6,759,622	306,525	293,679
End of year*	$1,345,552	$1,043,340	$108,600	$53,161	$8,390,797	$6,385,303	$515,079	$306,525

*Including undistributed (overdistributed) net investment income of:	$4,970	$4,960	$(4)	$0	$(25,245)	$(31,564)	$2,716	$(531)

266	PIMCO Funds	See Accompanying Notes

Investment Grade Corporate Bond Fund		Long-Term U.S. Government Fund		Low Duration Fund		Money Market Fund		Mortgage-Backed Securities Fund

Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009

$335,593	$76,830	$53,652	$44,835	$346,258	$433,535	$262	$6,092	$41,636	$58,563
412,982	4,364	27,689	29,639	275,543	272,914	212	(45)	21,759	12,714

280	32	13	0	40	0	0	0	9	1

632,916	(87,425)	(50,507)	(12,788)	1,178,570	(1,054,697)	0	0	55,438	(60,363)

(67)	79	0	1	(331)	48	0	0	0	0

1,381,704	(6,120)	30,847	61,687	1,800,080	(348,200)	474	6,047	118,842	10,915

(29,385)	(4,623)	(7,909)	(8,084)	(53,161)	(65,532)	(129)	(1,526)	(4,371)	(4,214)
0	0	(729)	(861)	(1,927)	(4,187)	(45)	(348)	(369)	(680)
(12,616)	(1,156)	(1,673)	(1,706)	(11,153)	(12,801)	(78)	(1,007)	(1,656)	(1,677)
0	0	0	0	(679)	(1,384)	0	0	0	0
(317,451)	(73,369)	(47,521)	(34,487)	(314,626)	(353,868)	(223)	(3,192)	(32,272)	(50,188)

(16,541)	(215)	(9,341)	(1,514)	(2,128)	(22,096)	0	0	(3,723)	(604)
0	0	(897)	(191)	(77)	(1,600)	0	0	(411)	(98)
(9,375)	(65)	(2,201)	(436)	(575)	(4,903)	0	0	(2,148)	(249)
0	0	0	0	(35)	(477)	0	0	0	0
(171,304)	(8,711)	(57,389)	(5,403)	(10,533)	(107,364)	0	0	(24,410)	(6,489)

0	0	0	0	0	(2)	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	(10)	0	0	0	0

(556,672)	(88,139)	(127,660)	(52,682)	(394,894)	(574,224)	(475)	(6,073)	(69,360)	(64,199)

533,726	398,120	100,682	126,832	2,471,413	1,152,249	180,581	301,723	130,026	66,326
0	0	1,269	6,560	4,648	5,071	7,553	68,904	1,747	1,405
237,788	120,609	14,106	31,898	518,348	119,759	49,256	169,369	33,484	15,004
0	0	0	0	44,525	61,390	0	0	0	0
3,630,981	4,174,140	1,083,977	315,107	9,967,527	3,987,666	234,861	427,735	320,968	594,659

33,969	2,925	14,375	7,487	46,306	69,301	118	1,376	6,434	3,465
0	0	1,220	746	1,520	4,185	37	291	609	588
14,560	772	2,191	1,206	7,644	11,833	71	920	2,413	1,188
0	0	0	0	690	1,795	0	0	0	0
439,539	79,236	101,512	37,613	290,465	427,731	246	3,047	51,407	52,190

(392,408)	(49,347)	(124,909)	(169,289)	(1,293,147)	(1,057,067)	(221,964)	(217,519)	(104,285)	(33,536)
0	0	(11,116)	(13,220)	(42,143)	(54,986)	(47,000)	(53,499)	(4,114)	(6,218)
(53,419)	(6,047)	(23,894)	(30,853)	(107,139)	(122,566)	(112,690)	(116,014)	(24,667)	(8,728)
0	0	0	0	(30,759)	(47,473)	0	0	0	0
(2,924,832)	(910,451)	(511,997)	(1,078,293)	(4,494,062)	(5,052,305)	(285,655)	(395,044)	(786,554)	(571,950)

1,519,904	3,809,957	647,416	(764,206)	7,385,836	(493,417)	(194,586)	191,289	(372,532)	114,393

16	29	9	200	0	0	0	0	1	0

2,344,952	3,715,727	550,612	(755,001)	8,791,022	(1,415,841)	(194,587)	191,263	(323,049)	61,109

3,813,406	97,679	966,239	1,721,240	10,001,370	11,417,211	653,337	462,074	974,061	912,952
$6,158,358	$3,813,406	$1,516,851	$966,239	$18,792,392	$10,001,370	$458,750	$653,337	$651,012	$974,061

$42,812	$1,128	$(882)	$492	$(20,057)	$(38,757)	$(1)	$41	$5,445	$5,537

Annual Report	March 31, 2010	267

Statements of Changes in Net Assets  (Cont.)

	Real Income 2019 Fund™	Real Income 2029 Fund™	Short-Term Fund

(Amounts in thousands)	Period from October 30, 2009 to March 31, 2010	Period from October 30, 2009 to March 31, 2010	Year Ended March 31, 2010	Year Ended March 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$20	$26	$119,385	$156,525
Net realized gain	20	14	57,148	84,280
Net realized gain on Affiliate investments	0	0	227	22
Net change in unrealized appreciation (depreciation)	1	(15)	265,988	(219,264)
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	(50)	37
Net increase (decrease) resulting from operations	41	25	442,698	21,600

Distributions to Shareholders:
From net investment income
Class A	(9)	(1)	(11,906)	(9,687)
Class B	0	0	(63)	(228)
Class C	(2)	0	(2,087)	(3,289)
Class R	0	0	(43)	(78)
Other Classes	(39)	(44)	(100,862)	(135,594)
From net realized capital gains
Class A	0	0	(3,616)	(4,839)
Class B	0	0	(20)	(133)
Class C	0	0	(679)	(1,675)
Class R	0	0	(12)	(36)
Other Classes	0	0	(20,573)	(50,312)
Tax basis return of capital
Class A	(30)	(1)	0	0
Class B	0	0	0	0
Class C	(5)	0	0	0
Class R	0	0	0	0
Other Classes	(101)	(35)	0	0

Total Distributions	(186)	(81)	(139,861)	(205,871)

Fund Share Transactions:
Receipts for shares sold
Class A	1,884	170	1,858,159	389,629
Class B	0	0	3,865	4,028
Class C	1,150	41	220,939	71,791
Class R	0	0	7,396	4,007
Other Classes	3,624	3,955	9,752,651	3,279,743
Issued as reinvestment of distributions
Class A	30	2	12,873	11,057
Class B	0	0	60	260
Class C	2	0	1,887	3,208
Class R	0	0	35	83
Other Classes	135	77	113,580	179,665
Cost of shares redeemed
Class A	0	0	(728,015)	(205,862)
Class B	0	0	(7,723)	(5,051)
Class C	0	0	(58,177)	(46,289)
Class R	0	0	(2,490)	(2,329)
Other Classes	(34)	(30)	(4,645,942)	(2,980,922)
Net increase resulting from Fund share transactions	6,791	4,215	6,529,098	703,018

Fund Redemption Fee	0	0	0	0

Total Increase in Net Assets	6,646	4,159	6,831,935	518,747

Net Assets:
Beginning of year or period	0	0	4,292,644	3,773,897
End of year or period*	$6,646	$4,159	$11,124,579	$4,292,644

*Including undistributed (overdistributed) net investment income of:	$(8)	$0	$15,624	$20,958

268	PIMCO Funds	See Accompanying Notes

Tax Managed Real Return Fund	Unconstrained Bond Fund		Unconstrained Tax Managed Bond Fund

Period from October 30, 2009 to March 31, 2010	Year Ended March 31, 2010	Period from June 30, 2008 to March 31, 2009	Year Ended March 31, 2010	Period from January 30, 2009 to March 31, 2009

$50	$88,748	$6,795	$990	$10
56	61,945	5,312	424	0
0	265	0	0	0
(43)	150,499	7,955	1,536	(22)
0	(51)	37	0	0
63	301,406	20,099	2,950	(12)

0	(14,866)	(1,115)	(168)	(1)
0	0	0	0	0
0	(3,844)	(137)	(26)	0
0	(255)	(49)	0	0
(50)	(59,694)	(4,795)	(795)	(9)

0	(15,031)	(31)	(46)	0
0	0	0	0	0
0	(6,174)	(5)	(16)	0
0	(252)	0	0	0
0	(52,636)	(120)	(215)	0

0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0

(50)	(152,752)	(6,252)	(1,266)	(10)

345	1,104,897	203,732	28,511	1,359
0	0	0	0	0
268	454,074	42,452	9,657	170
0	6,070	9,599	0	0
13,291	3,354,339	758,055	107,059	6,270

0	25,224	1,009	166	1
0	0	0	0	0
0	7,234	111	28	0
0	90	4	0	0
47	100,503	4,543	931	9

(10)	(204,881)	(9,562)	(2,843)	0
0	0	0	0	0
(7)	(25,985)	(1,669)	(128)	0
0	(11,920)	(178)	0	0
(741)	(458,349)	(59,923)	(14,851)	(15)
13,193	4,351,296	948,173	128,530	7,794

0	9	76	0	0

13,206	4,499,959	962,096	130,214	7,772

0	962,096	0	7,772	0
$13,206	$5,462,055	$962,096	$137,986	$7,772

$1	$7,687	$567	$53	$0

Annual Report	March 31, 2010	269

Statement of Cash Flows

Year Ended March 31, 2010
(Amounts in thousands)	Income Fund

Increase in Cash and Foreign Currency from:

Cash flows provided by operating activities:

Net increase in net assets resulting from operations (excluding interest expense)	$94,222

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(1,194,671)
Proceeds from sales of long-term securities	1,051,775
Proceeds from sales of short-term portfolio investments, net	23,900
Increase in deposits with counterparty	(84)
Decrease in receivable for investments sold	32,346
Increase in interest and dividends receivable	(697)
Decrease in swap premiums received	(9,960)
Increase in other assets	(2)
Decrease in payable for investments purchased	(17,622)
Increase in accrued related party fees	111
Increase in recoupment payable to manager	4
Increase in other liabilities	1
Payment for futures transactions	(75)
Proceeds from currency transactions	13
Change in unrealized appreciation on investments	(62,588)
Net realized gain on investments	(4,500)
Net amortization on investments	(1,766)
Net cash used for operating activities	(89,593)

Cash flows received from financing activities:
Proceeds from shares sold	145,806
Payment on shares redeemed	(29,595)
Cash dividend paid*	(2,057)
Net repayment of reverse repurchase agreements	(10,018)
Interest expense paid	(233)
Decrease in overdraft due to custodian	(13,237)
Increase in deposits from counterparty	420
Net cash received from financing activities	91,086

Net Increase in Cash and Foreign Currency	1,493

Cash and Foreign Currency:
Beginning of year	467
End of year	$1,960

* Reinvestment of dividends	$26,413

270	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2010

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class A, B, C and R shares (the “Retail Classes”) of 24 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, M, P, Administrative and D Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  For all Funds except the Government Money Market Fund, the Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. The NAV of the Government Money Market Fund is valued at 5:30 p.m., Eastern time, on each day that the NYSE and Federal Reserve Bank of New York are open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  Except for the Government Money Market and Money Market Funds, for purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

The Government Money Market and Money Market Funds’ securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Annual Report	March 31, 2010	271

Notes to Financial Statements (Cont.)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for each respective Fund.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

The Real Income 2019 Fund™ and Real Income 2029 Fund™s’ distribution strategy is designed to provide a monthly distribution adjusted for inflation until each Fund’s final maturity date. Each Fund’s monthly distribution will primarily consist of its net investment income and will likely include principal from the inflation-indexed bonds that have recently matured or proceeds from the sale of securities. A portion of a monthly distribution will likely consist of a return of capital to shareholders. This means that over the life of the Fund you will likely receive a portion of your investment back as part of each monthly distribution. This also means that, the closer a new or subsequent investment is to the maturity date of the Fund, the greater the monthly distribution rate will be for that investment. This is because you will receive a greater portion of that investment back in a monthly distribution due to the shorter time horizon.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) New Accounting Pronouncement  In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update that will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

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3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations. At the end of the period March 31, 2010, the High Yield Fund had $981,122 in unfunded loan commitments outstanding.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below

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investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(f) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2010 are disclosed in the Notes to the Schedules of Investments.

(h) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(i) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(j) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed-income securities sold at a discount to face value and offer no interest payments; rather investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with

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the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(k) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedules of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation cap. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option and inflation cap, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation cap is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid.

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Notes to Financial Statements (Cont.)

Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into asset, credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Asset Swap Agreements  Asset swaps combine an interest rate swap with a bond and are used to alter the cash flow profile of a bond. Asset swaps can be used to transform the cash flow characteristics of reference assets, so that a Fund can hedge the currency, credit, and interest rate risks to create synthetic investments with more suitable cash flow characteristics. An asset swap package involves transactions in which a Fund acquires a bond position and then enters into an interest rate swap with the bank that sold a Fund the bond. This transforms the fixed coupon of the bond into a LIBOR based floating coupon.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of

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the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of March 31, 2010 for which a Fund is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Certain Funds may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Certain Funds are subject to interest risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select Principal Risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for

Annual Report	March 31, 2010	277

Notes to Financial Statements (Cont.)

a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing a Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

278	PIMCO Funds

March 31, 2010

Where relevant the Funds have filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, Funds that had exposure to Lehman Brothers Special Financing Inc., have entered into a settlement agreement and those Funds that owed money to Lehman Brothers Special Financing Inc. have paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class		Administrative Class		A, B, C and R Classes	Class D	Class M	Class P
Developing Local Markets Fund	0.45%		0.40%		0.40%		0.55%	0.55%	N/A	0.50%
Diversified Income Fund	0.45%		0.30%		0.30%		0.45%	0.45%	N/A	0.40%
Emerging Local Bond Fund	0.45%		0.45%	(2)	0.45%	(2)	0.65%	0.65%	N/A	0.55%	(4)
Emerging Markets Bond Fund	0.45%		0.38%	(3)	0.38%	(3)	0.55%	0.55%	N/A	0.48%	(5)
Floating Income Fund	0.30%		0.25%		0.25%		0.40%	0.40%	N/A	0.35%
Foreign Bond Fund (Unhedged)	0.25%		0.25%		0.25%		0.45%	0.40%	N/A	0.35%
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%		0.25%		0.25%		0.45%	0.40%	N/A	0.35%
Global Advantage Strategy Bond Fund	0.40%		0.30%		N/A		0.45%	0.45%	N/A	0.40%
Global Bond Fund (U.S. Dollar-Hedged)	0.25%		0.30%		0.30%		0.45%	N/A	N/A	0.40%
GNMA Fund	0.25%		0.25%		N/A		0.40%	0.40%	N/A	0.35%
Government Money Market Fund	0.12%		N/A		N/A		0.21%	N/A	0.06%	0.16%
High Yield Fund	0.25%		0.30%		0.30%		0.40%	0.40%	N/A	0.40%
Income Fund	0.25%	(1)	0.20%		0.20%		0.40%	0.25%	N/A	0.30%
Investment Grade Corporate Bond Fund	0.25%		0.25%		0.25%		0.40%	0.40%	N/A	0.35%
Long-Term U.S. Government Fund	0.225%		0.25%		0.25%		0.40%	N/A	N/A	0.35%
Low Duration Fund	0.25%		0.21%		0.21%		0.35%	0.25%	N/A	0.31%
Money Market Fund	0.12%		0.20%		0.20%		0.35%	N/A	N/A	N/A
Mortgage-Backed Securities Fund	0.25%		0.25%		0.25%		0.40%	0.40%	N/A	0.35%
Real Income 2019 Fund™	0.19%		0.20%		N/A		0.35%	0.35%	N/A	0.30%
Real Income 2029 Fund™	0.19%		0.20%		N/A		0.35%	0.35%	N/A	0.30%
Short-Term Fund	0.25%		0.20%		0.20%		0.30%	0.25%	N/A	0.30%
Tax Managed Real Return Fund	0.25%		0.20%		N/A		0.35%	0.35%	N/A	0.30%
Unconstrained Bond Fund	0.60%		0.30%		N/A		0.45%	0.45%	N/A	0.40%
Unconstrained Tax Managed Bond Fund	0.40%		0.30%		N/A		0.45%	0.45%	N/A	0.40%

(1)	PIMCO has contractually agreed (through July 31, 2010) to waive 0.05% of the Investment Advisory Fee to 0.20%.
(2)	Effective October 1, 2009, the Fund's Supervisory and Administrative Fee was reduced by 0.05% to 0.45% per annum.
(3)	Effective October 1, 2009, the Fund's Supervisory and Administrative Fee was reduced by 0.02% to 0.38% per annum.
(4)	Effective October 1, 2009, the Fund's Supervisory and Administrative Fee was reduced by 0.05% to 0.55% per annum.
(5)	Effective October 1, 2009, the Fund's Supervisory and Administrative Fee was reduced by 0.02% to 0.48% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2010.

Annual Report	March 31, 2010	279

Notes to Financial Statements (Cont.)

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee		Servicing Fee

Class A
Government Money Market and Money Market Funds	—		0.10%
All other Funds	—		0.25%
Class B
All Funds	0.75%		0.25%
Class C
Government Money Market and Money Market Funds	—		0.10%
Floating Income, Low Duration and Short-Term Funds	0.30%	(1)	0.25%
Real Income 2019 Fund™, Real Income 2029 Fund™ and Tax Managed Real Return Funds	0.50%		0.25%
All other Funds	0.75%		0.25%
Class D
All Funds	—		0.25%
Class R
Government Money Market Fund	—		0.25%
All other Funds	0.25%		0.25%

(1)	Effective January 1, 2010, the Low Duration Fund’s Distribution Fee was reduced by 0.20% to 0.30% per annum.

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2010, AGID received $23,584,538 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Prior to May 1, 2009, shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Effective May 1, 2009, the Funds no longer impose Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Global Advantage Strategy Bond, Government Money Market, Income, Real Income 2019™, Real Income 2029™, Tax Managed Real Return and Unconstrained Tax Managed Bond Funds’ Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst'l Class	Admin Class	Class A	Class C	Class D	Class M	Class P	Class R
Global Advantage Strategy Bond Fund	0.70%	—	1.10%	1.85%	1.10%	—	0.80%	1.35%
Government Money Market Fund	—	—	0.44%	0.44%	—	0.19%	0.28%	—
Income Fund	0.40%	0.85%	0.85%	1.60%	0.70%	—	—	1.10%
Real Income 2019 Fund™	0.39%	—	0.79%	1.29%	0.79%	—	0.49%	—
Real Income 2029 Fund™	0.39%	—	0.79%	1.29%	0.79%	—	0.49%	—
Tax Managed Real Return Fund	0.45%	—	0.85%	1.35%	0.85%	—	0.55%	—
Unconstrained Tax Managed Bond Fund	0.70%	—	1.10%	1.85%	1.10%	—	—	—

280	PIMCO Funds

March 31, 2010

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at March 31, 2010, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Global Advantage Strategy Bond Fund	$63
Government Money Market Fund	62
Income Fund	54
Real Income 2019 Fund™	33
Real Income 2029 Fund™	42
Tax Managed Real Return Fund	42
Unconstrained Tax Managed Bond Fund	39

To maintain certain net yields for the Government Money Market, Money Market and Short-Term Funds, PIMCO and certain affiliates have entered into a Fee and Expense Limitation Agreement with such Funds (the “Agreement”) pursuant to which PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of: (i) first, any distribution and/or service (12b-1) fees applicable to a class of a Fund; (ii) second, to the extent necessary, a Fund’s Supervisory and Administrative Fee; and (iii) third, to the extent necessary, a Fund’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or its affiliates.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from a Fund any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed the Expense Limit; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of a Fund to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Funds will not reimburse PIMCO or its affiliates for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Funds will maintain a positive net yield. As of March 31, 2010, the recoverable amount to PIMCO for the Government Money Market and Money Market Funds was $8,286 and $576,870, respectively.

Through December 31, 2009, each unaffiliated Trustee received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Effective January 1, 2010, each unaffiliated Trustee receives an annual retainer of $120,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) does not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2010, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Developing Local Markets Fund	$226,258	$175,128
Diversified Income Fund	266,990	121,355
Emerging Local Bond Fund	110,339	91,238
Emerging Markets Bond Fund	174,138	94,283
Floating Income Fund	70,413	38,639
Foreign Bond Fund (Unhedged)	57,816	409,401

Annual Report	March 31, 2010	281

Notes to Financial Statements (Cont.)

Fund Name	Purchases	Sales
Foreign Bond Fund (U.S. Dollar-Hedged)	$39,028	$143,305
Global Advantage Strategy Bond Fund	17,123	17,677
Global Bond Fund (U.S. Dollar-Hedged)	9,548	13,636
GNMA Fund	7,614	0
High Yield Fund	386,954	1,099,452
Income Fund	5,630	5,554
Investment Grade Corporate Bond Fund	198,606	637,961
Long-Term U.S. Government Fund	7,958	0
Low Duration Fund	601,689	630,329
Money Market Fund	0	8,411
Mortgage-Backed Securities Fund	0	51,689
Short-Term Fund	712,441	598,170
Unconstrained Bond Fund	419,914	15,204
Unconstrained Tax Managed Bond Fund	3,132	1,808

Each Fund may invest in the PAPS Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended March 31, 2010 (amounts in thousands):

Fund Name	Market Value 03/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2010	Dividend Income	Net Capital and Realized Gain
Developing Local Markets Fund	$196,577	$2,117,621	$1,657,500	$8	$656,773	$921	$98
Diversified Income Fund	21,718	1,255,041	1,229,500	1	47,302	241	47
Emerging Local Bond Fund	148,465	1,522,133	1,536,800	0	133,891	333	119
Emerging Markets Bond Fund	115,334	1,193,987	1,123,900	0	185,490	387	80
Floating Income Fund	30,219	543,189	539,300	0	34,143	89	39
Foreign Bond Fund (Unhedged)	112	2,281,495	2,276,600	0	5,075	295	69
Foreign Bond Fund (U.S. Dollar-Hedged)	66,314	1,889,703	1,928,200	0	27,878	203	64
Global Advantage Strategy Bond Fund	900	1,100,395	841,200	(1)	260,101	295	7
Global Bond Fund (U.S. Dollar-Hedged)	1,301	207,823	209,000	0	130	23	6
GNMA Fund	31,315	1,402,836	1,374,100	1	60,117	136	65
High Yield Fund	372,972	1,574,060	1,498,218	0	448,982	360	224
Income Fund	3,106	281,828	274,905	1	10,035	28	5
Investment Grade Corporate Bond Fund	698,085	2,190,286	2,664,000	12	224,584	486	280
Long-Term U.S. Government Fund	101	782,461	782,400	0	175	61	13
Low Duration Fund	326,196	9,013,465	4,160,400	(283)	5,178,970	5,665	40
Mortgage-Backed Securities Fund	18,015	478,624	491,440	0	5,208	24	9
Short-Term Fund	283,071	7,749,785	6,524,500	(13)	1,508,533	1,785	227
Unconstrained Bond Fund	201,200	2,942,088	2,222,300	(15)	921,201	1,688	265
Unconstrained Tax Managed Bond Fund	0	500	400	0	100	0	0

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

282	PIMCO Funds

March 31, 2010

9.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2010, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$607,463	$590,292	$3,811,452	$3,206,128
Diversified Income Fund	3,676,682	4,051,704	3,308,427	2,651,302
Emerging Local Bond Fund	18,753	18,357	3,648,257	2,635,620
Emerging Markets Bond Fund	1,956,334	2,321,328	2,910,807	2,492,945
Floating Income Fund	1,059,473	1,083,262	974,377	1,098,321
Foreign Bond Fund (Unhedged)	2,297,025	2,691,908	8,832,192	8,876,761
Foreign Bond Fund (U.S. Dollar-Hedged)	2,124,677	2,563,081	9,332,718	10,108,334
Global Advantage Strategy Bond Fund	462,251	257,518	2,758,685	1,350,983
Global Bond Fund (U.S. Dollar-Hedged)	211,528	253,308	602,020	553,421
GNMA Fund	37,178,388	36,655,726	1,754,420	1,486,159
High Yield Fund	2,449,259	2,817,774	7,147,021	6,788,779
Income Fund	693,895	615,660	500,776	353,544
Investment Grade Corporate Bond Fund	8,008,332	8,664,259	8,084,835	7,065,207
Long-Term U.S. Government Fund	6,254,646	5,770,383	881,032	880,070
Low Duration Fund	58,190,016	60,081,511	15,662,438	7,683,782
Mortgage-Backed Securities Fund	14,312,745	14,946,090	537,658	752,035
Real Return 2019 Fund™	24,044	17,659	0	0
Real Return 2029 Fund™	18,761	14,810	0	0
Short-Term Fund	25,317,821	25,433,657	15,376,440	9,892,361
Tax Managed Real Return Fund	28,632	28,667	13,368	150
Unconstrained Bond Fund	29,794,233	27,471,086	7,751,179	4,560,087
Unconstrained Tax Managed Bond Fund	125,648	124,808	164,663	41,001

10.  TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Money Market Fund participated in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) for the period ended March 31, 2010. The Program insured shares held by money market fund investors as of the close of business September 19, 2008 against loss in the event that a money market fund’s net asset value per share fell below $0.995. Following such an occurrence by a fund participating in the Program, shareholders as of September 19, 2008 would receive $1.00 per share upon liquidation of the fund. Shares acquired by investors after September 19, 2008 were not eligible for protection under the Program, except in certain circumstances. Guarantee payments under the Program did not exceed the amount available within the U.S. Department of the Treasury’s Exchange Stabilization Fund (“ESF”) on the date of payment.

The Program was designed to address temporary dislocations and to support ongoing stability in the credit markets. The Program expired on September 18, 2009. Participation in the Program extension (i.e., until September 18, 2009) required a payment to the U.S. Department of the Treasury. The Money Market Fund paid the Guarantee payment of $87,616 during the period ended March 31, 2010 which was recorded as a component of miscellaneous expense on the Statement of Operations.

Annual Report	March 31, 2010	283

Notes to Financial Statements (Cont.)

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund				Diversified Income Fund
	Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	15,046	$146,296	29,573	$314,029	6,967	$71,417	4,392	$42,503
Class B	0	0	0	0	377	3,738	340	3,091
Class C	2,869	28,195	6,830	73,103	3,358	34,187	2,060	18,966
Class R	0	0	0	0	0	0	0	0
Other Classes	185,526	1,830,670	169,326	1,798,488	85,223	856,719	44,867	419,698
Issued as reinvestment of distributions
Class A	286	2,773	1,235	11,423	387	3,950	555	5,023
Class B	0	0	0	0	84	848	162	1,478
Class C	76	730	455	4,101	274	2,783	452	4,102
Class R	0	0	0	0	0	0	0	0
Other Classes	3,696	35,711	21,635	201,873	12,762	129,593	17,057	154,357
Cost of shares redeemed
Class A	(12,549)	(118,670)	(41,694)	(381,811)	(3,946)	(39,284)	(6,253)	(56,810)
Class B	0	0	0	0	(891)	(9,129)	(1,765)	(16,618)
Class C	(3,169)	(30,212)	(9,673)	(86,519)	(2,024)	(20,283)	(4,809)	(45,953)
Class R	0	0	0	0	0	0	0	0
Other Classes	(158,734)	(1,464,022)	(428,793)	(3,904,281)	(80,823)	(827,300)	(54,109)	(504,213)
Net increase (decrease) resulting from Fund share transactions	33,047	$431,471	(251,106)	$(1,969,594)	21,748	$207,239	2,949	$25,624

	Foreign Bond Fund (Unhedged)				Foreign Bond Fund (U.S. Dollar-Hedged)
	Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	18,368	$180,566	11,826	$117,618	9,262	$92,869	12,586	$123,436
Class B	0	0	0	0	70	705	108	1,060
Class C	3,748	37,455	1,653	16,438	1,479	14,915	1,448	14,179
Class R	0	0	0	0	746	7,490	949	9,400
Other Classes	143,098	1,396,935	119,040	1,208,118	88,634	883,136	165,707	1,620,433
Issued as reinvestment of distributions
Class A	568	5,496	2,767	23,092	1,232	12,311	1,827	16,499
Class B	0	0	0	0	59	595	99	897
Class C	120	1,150	787	6,537	223	2,229	319	2,868
Class R	0	0	0	0	55	545	90	809
Other Classes	5,429	52,113	35,223	295,077	12,485	124,492	22,514	203,205
Cost of shares redeemed
Class A	(11,090)	(106,333)	(21,194)	(207,012)	(10,198)	(98,885)	(15,055)	(143,021)
Class B	0	0	0	0	(567)	(5,656)	(765)	(7,438)
Class C	(2,286)	(22,122)	(5,135)	(50,131)	(1,187)	(11,753)	(2,061)	(19,646)
Class R	0	0	0	0	(625)	(6,070)	(830)	(7,932)
Other Classes	(151,847)	(1,409,638)	(186,734)	(1,770,750)	(145,870)	(1,413,470)	(158,070)	(1,483,852)
Net increase (decrease) resulting from Fund share transactions	6,108	$135,622	(41,767)	$(361,013)	(44,202)	$(396,547)	28,866	$330,897

284	PIMCO Funds

March 31, 2010

Emerging Local Bond Fund				Emerging Markets Bond Fund				Floating Income Fund
Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

14,499	$143,304	2,059	$18,133	18,041	$181,120	8,490	$81,135	8,925	$76,289	3,837	$32,997
0	0	0	0	581	5,763	334	3,400	0	0	0	0
2,715	26,882	544	4,792	5,399	54,285	1,724	16,615	4,223	35,910	760	6,340
0	0	0	0	0	0	0	0	0	0	0	0
233,749	2,310,933	76,527	711,625	107,170	1,062,548	93,443	858,217	19,720	169,882	97,517	779,328

283	2,789	87	766	1,159	11,576	1,568	14,256	353	2,974	381	3,136
0	0	0	0	165	1,633	290	2,625	0	0	0	0
49	477	24	205	361	3,603	533	4,826	183	1,538	208	1,710
0	0	0	0	0	0	0	0	0	0	0	0
8,834	84,676	11,987	103,137	8,971	88,798	18,405	166,023	3,311	27,160	5,687	47,655

(2,094)	(20,624)	(2,202)	(17,397)	(11,689)	(114,905)	(14,567)	(132,054)	(4,130)	(34,481)	(11,025)	(91,242)
0	0	0	0	(1,325)	(13,410)	(1,926)	(17,457)	0	0	0	0
(451)	(4,373)	(374)	(3,060)	(1,911)	(19,137)	(4,384)	(39,830)	(1,846)	(15,571)	(4,051)	(33,099)
0	0	0	0	0	0	0	0	0	0	0	0
(170,111)	(1,527,726)	(63,715)	(514,605)	(125,457)	(1,226,911)	(148,931)	(1,322,955)	(68,002)	(561,729)	(184,650)	(1,639,232)
87,473	$1,016,338	24,937	$303,596	1,465	$34,963	(45,021)	$(365,199)	(37,263)	$(298,028)	(91,336)	$(892,407)

Global Advantage Strategy Bond Fund				Global Bond Fund (U.S. Dollar-Hedged)				GNMA Fund
Year Ended 03/31/2010		Period from 02/05/2009 to 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

7,784	$85,965	155	$1,557	1,852	$17,568	1,284	$12,225	30,254	$348,801	30,815	$344,850
0	0	0	0	44	416	76	702	668	7,682	1,665	18,601
1,777	19,720	45	446	524	4,948	548	5,131	13,941	161,175	10,952	122,163
39	429	3	29	0	0	0	0	0	0	0	0
151,532	1,679,014	541	5,389	7,535	71,465	5,807	54,949	47,510	549,065	43,778	489,295

114	1,272	0	1	99	934	104	905	1,520	17,563	784	8,734
0	0	0	0	20	188	30	263	119	1,380	94	1,048
24	274	0	1	73	684	91	790	690	7,966	219	2,439
0	1	0	0	0	0	0	0	0	0	0	0
2,192	24,569	1	17	845	7,949	1,119	9,925	3,134	36,202	1,687	18,833

(1,113)	(12,337)	(1)	(10)	(813)	(7,552)	(1,464)	(13,594)	(22,908)	(264,009)	(11,317)	(126,048)
0	0	0	0	(193)	(1,829)	(269)	(2,491)	(1,233)	(14,296)	(903)	(10,091)
(89)	(991)	(3)	(35)	(386)	(3,581)	(732)	(6,686)	(6,198)	(71,689)	(1,561)	(17,419)
(2)	(22)	0	0	0	0	0	0	0	0	0	0
(3,900)	(43,224)	(20)	(202)	(3,980)	(36,789)	(14,213)	(127,214)	(43,838)	(506,794)	(22,503)	(250,269)
158,358	$1,754,670	721	$7,193	5,620	$54,401	(7,619)	$(65,095)	23,659	$273,046	53,710	$602,136

Annual Report	March 31, 2010	285

Notes to Financial Statements (Cont.)

	Government Money Market Fund				High Yield Fund
	Year Ended 03/31/2010		Period from 01/27/2009 to 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	1,085	$1,085	0	$0	56,457	$465,641	47,346	$364,302
Class B	0	0	0	0	1,890	14,794	1,473	10,993
Class C	611	611	0	0	16,048	131,262	11,633	87,592
Class R	0	0	0	0	1,966	16,242	1,272	9,963
Other Classes	138,563	138,564	53,395	53,395	396,811	3,234,425	521,382	3,812,267
Issued as reinvestment of distributions
Class A	0	0	0	0	6,194	51,445	5,370	40,837
Class B	0	0	0	0	877	7,241	1,038	8,003
Class C	0	0	0	0	2,555	21,198	2,287	17,452
Class R	0	0	0	0	222	1,855	154	1,164
Other Classes	82	82	21	21	51,311	422,510	48,441	365,322
Cost of shares redeemed
Class A	(885)	(885)	0	0	(43,289)	(354,892)	(38,852)	(294,642)
Class B	0	0	0	0	(7,802)	(65,466)	(11,840)	(94,494)
Class C	(269)	(269)	0	0	(11,641)	(97,320)	(18,299)	(142,641)
Class R	0	0	0	0	(1,006)	(8,426)	(835)	(6,382)
Other Classes	(83,749)	(83,749)	(255)	(255)	(518,500)	(4,128,427)	(331,492)	(2,442,187)
Net increase (decrease) resulting from Fund share transactions	55,438	$55,439	53,161	$53,161	(47,907)	$(287,918)	239,078	$1,737,549

	Low Duration Fund				Money Market Fund
	Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	242,713	$2,471,413	118,793	$1,152,249	180,581	$180,581	301,724	$301,723
Class B	457	4,648	529	5,071	7,553	7,553	68,904	68,904
Class C	50,877	518,348	12,439	119,759	49,256	49,256	169,369	169,369
Class R	4,356	44,525	6,150	61,390	0	0	0	0
Other Classes	980,309	9,967,527	410,235	3,987,666	234,861	234,861	427,735	427,735
Issued as reinvestment of distributions
Class A	4,580	46,306	7,278	69,301	118	118	1,376	1,376
Class B	152	1,520	439	4,185	37	37	291	291
Class C	756	7,644	1,244	11,833	71	71	920	920
Class R	69	690	188	1,795	0	0	0	0
Other Classes	28,737	290,465	44,833	427,731	245	246	3,047	3,047
Cost of shares redeemed
Class A	(128,435)	(1,293,147)	(109,686)	(1,057,067)	(221,964)	(221,964)	(217,519)	(217,519)
Class B	(4,168)	(42,143)	(5,667)	(54,986)	(47,000)	(47,000)	(53,499)	(53,499)
Class C	(10,594)	(107,139)	(12,707)	(122,566)	(112,690)	(112,690)	(116,014)	(116,014)
Class R	(3,011)	(30,759)	(4,937)	(47,473)	0	0	0	0
Other Classes	(442,726)	(4,494,062)	(519,205)	(5,052,305)	(285,655)	(285,655)	(395,044)	(395,044)
Net increase (decrease) resulting from Fund share transactions	724,072	$7,385,836	(50,074)	$(493,417)	(194,587)	$(194,586)	191,290	$191,289

286	PIMCO Funds

March 31, 2010

Income Fund				Investment Grade Corporate Bond Fund				Long-Term U.S. Government Fund
Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

2,785	$27,324	1,872	$16,795	50,248	$533,726	40,502	$398,120	8,982	$100,682	11,404	$126,832
0	0	0	0	0	0	0	0	113	1,269	587	6,560
3,084	30,216	898	8,121	22,280	237,788	12,265	120,609	1,257	14,106	2,898	31,898
4	39	2	12	0	0	0	0	0	0	0	0
9,098	89,155	4,342	40,979	347,596	3,630,981	421,530	4,174,140	96,202	1,083,977	28,374	315,107

84	814	28	251	3,103	33,969	299	2,925	1,292	14,375	678	7,487
0	0	0	0	0	0	0	0	109	1,220	68	746
40	394	11	103	1,327	14,560	79	772	197	2,191	108	1,206
0	2	0	1	0	0	0	0	0	0	0	0
2,615	25,203	2,260	20,563	40,263	439,539	8,144	79,236	9,122	101,512	3,407	37,613

(936)	(8,928)	(284)	(2,558)	(36,770)	(392,408)	(5,069)	(49,347)	(11,319)	(124,909)	(15,335)	(169,289)
0	0	0	0	0	0	0	0	(993)	(11,116)	(1,199)	(13,220)
(373)	(3,582)	(221)	(2,014)	(4,870)	(53,419)	(621)	(6,047)	(2,135)	(23,894)	(2,772)	(30,853)
0	(2)	0	0	0	0	0	0	0	0	0	0
(1,831)	(17,297)	(2,634)	(24,135)	(267,320)	(2,924,832)	(91,637)	(910,451)	(45,680)	(511,997)	(97,097)	(1,078,293)
14,570	$143,338	6,274	$58,118	155,857	$1,519,904	385,492	$3,809,957	57,147	$647,416	(68,879)	$(764,206)

Mortgage-Backed Securities Fund				Real Income 2019 FundTM		Real Income 2029 FundTM
Year Ended 03/31/2010		Year Ended 03/31/2009		Period from 10/30/2009 to 03/31/2010		Period from 10/30/2009 to 03/31/2010
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

12,350	$130,026	6,398	$66,326	190	$1,884	17	$170
166	1,747	136	1,405	0	0	0	0
3,175	33,484	1,455	15,004	118	1,150	4	41
0	0	0	0	0	0	0	0
30,575	320,968	56,840	594,659	363	3,624	396	3,955

609	6,434	338	3,465	3	30	0	2
58	609	57	588	0	0	0	0
229	2,413	116	1,188	0	2	0	0
0	0	0	0	0	0	0	0
4,873	51,407	5,076	52,190	14	135	8	77

(9,841)	(104,285)	(3,249)	(33,536)	0	0	0	0
(387)	(4,114)	(597)	(6,218)	0	0	0	0
(2,310)	(24,667)	(847)	(8,728)	0	0	0	0
0	0	0	0	0	0	0	0
(74,268)	(786,554)	(54,255)	(571,950)	(3)	(34)	(4)	(30)

(34,771)	$(372,532)	11,468	$114,393	685	$6,791	421	$4,215

Annual Report	March 31, 2010	287

Notes to Financial Statements (Cont.)

	Short-Term Fund				Tax Managed Real Return Fund
	Year Ended 03/31/2010		Year Ended 03/31/2009		Period from 10/30/2009 to 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	190,556	$1,858,159	40,664	$389,629	34	$345
Class B	400	3,865	420	4,028	0	0
Class C	22,677	220,939	7,532	71,791	26	268
Class R	754	7,396	412	4,007	0	0
Other Classes	998,981	9,752,651	341,566	3,279,743	1,302	13,291
Issued as reinvestment of distributions
Class A	1,317	12,873	1,177	11,057	0	0
Class B	6	60	28	260	0	0
Class C	194	1,887	341	3,208	0	0
Class R	4	35	9	83	0	0
Other Classes	11,648	113,580	19,003	179,665	5	47
Cost of shares redeemed
Class A	(74,443)	(728,015)	(21,638)	(205,862)	(1)	(10)
Class B	(792)	(7,723)	(525)	(5,051)	0	0
Class C	(5,956)	(58,177)	(4,850)	(46,289)	(1)	(7)
Class R	(254)	(2,490)	(243)	(2,329)	0	0
Other Classes	(474,747)	(4,645,942)	(311,568)	(2,980,922)	(72)	(741)
Net increase resulting from Fund share transactions	670,345	$6,529,098	72,328	$703,018	1,293	$13,193

	Unconstrained Bond Fund				Unconstrained Tax Managed Bond Fund
	Year Ended 03/31/2010		Period from 06/30/2008 to 03/31/2009		Year Ended 03/31/2010		Period from 01/30/2009 to 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	101,765	$1,104,897	20,335	$203,732	2,761	$28,511	142	$1,359
Class B	0	0	0	0	0	0	0	0
Class C	41,717	454,074	4,226	42,452	934	9,657	18	170
Class R	563	6,070	955	9,599	0	0	0	0
Other Classes	309,662	3,354,339	75,664	758,055	10,384	107,059	637	6,270
Issued as reinvestment of distributions
Class A	2,328	25,224	100	1,009	16	166	0	1
Class B	0	0	0	0	0	0	0	0
Class C	668	7,234	11	111	3	28	0	0
Class R	8	90	1	4	0	0	0	0
Other Classes	9,276	100,503	450	4,543	90	931	1	9
Cost of shares redeemed
Class A	(18,939)	(204,881)	(953)	(9,562)	(275)	(2,843)	0	0
Class B	0	0	0	0	0	0	0	0
Class C	(2,390)	(25,985)	(165)	(1,669)	(13)	(128)	0	0
Class R	(1,098)	(11,920)	(18)	(178)	0	0	0	0
Other Classes	(42,272)	(458,349)	(5,977)	(59,923)	(1,443)	(14,851)	(2)	(15)
Net increase resulting from Fund share transactions	401,288	$4,351,296	94,629	$948,173	12,457	$128,530	796	$7,794

288	PIMCO Funds

March 31, 2010

12.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of AGI, and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

In October 2007, the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full. The non-agent lenders filed a motion for entry of final judgments pursuant to Federal Rule of Civil Procedure so that the plaintiff can take an immediate appeal of the order that disposes of any remaining claims against the non-agent lenders. It is the intent that the status of the claims against the non-agent lenders can be finally determined by the Second Circuit. A stipulation and agreed order to this effect have been submitted to the District Court by counsel for the plaintiff and the non-agent lenders. The District Court has entered the order. On July 15, 2009 the plaintiffs filed their appeal of the ruling to the Second Circuit. As a general rule, it can be expected such an appeal will take a year or more to be fully determined.

13.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of March 31, 2010, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2006-2009, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2010, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
Developing Local Markets Fund	$0	$0	$8,612	$(17,872)	$(764,992)	$(20,219)
Diversified Income Fund	0	0	99,104	(24,125)	(41,962)	0
Emerging Local Bond Fund	59,860	0	123,385	(110,176)	(46,182)	0
Emerging Markets Bond Fund	0	0	185,055	(13,059)	(138,762)	0
Floating Income Fund	8,876	0	(1,314)	(6,800)	(350,717)	0
Foreign Bond Fund (Unhedged)	8,314	0	(116,720)	(28,309)	(90,451)	(538)

Annual Report	March 31, 2010	289

Notes to Financial Statements (Cont.)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
Foreign Bond Fund (U.S. Dollar-Hedged)	$24,313	$0	$(28,996)	$(61,693)	$(37,923)	$0
Global Advantage Strategy Bond Fund	5,973	0	6,402	(10,750)	0	(127)
Global Bond Fund (U.S. Dollar-Hedged)	2,649	0	(5,429)	(2,055)	(4,004)	0
GNMA Fund	24,904	4,546	14,877	(568)	0	0
Government Money Market Fund	4	0	0	(4)	0	0
High Yield Fund	44,744	0	465,722	(73,773)	(656,956)	(10,551)
Income Fund	5,511	0	18,470	(1,731)	(5,094)	0
Investment Grade Corporate Bond Fund	202,721	42,840	509,018	(23,453)	0	0
Long-Term U.S. Government Fund	563	3,763	(65,481)	(325)	0	0
Low Duration Fund	135,744	8,226	171,092	(10,010)	0	0
Money Market Fund	0	0	0	(1)	0	0
Mortgage-Backed Securities Fund	8,180	0	1,098	(261)	0	(3,834)
Real Income 2019 Fund™	0	0	(1)	(8)	0	0
Real Income 2029 Fund™	0	0	(19)	(0)	0	0
Short-Term Fund	24,636	16,197	(9,461)	(6,168)	0	0
Tax Managed Real Return Fund	52	5	(43)	(1)	0	0
Unconstrained Bond Fund	40,551	4,005	134,299	(16,354)	0	0
Unconstrained Tax Managed Bond Fund	321	0	1,547	(111)	0	(96)

(1)	Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2009 through March 31, 2010 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2010, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2011	2012	2013	2014	2015	2016	2017	2018 (5)
Developing Local Markets Fund	$0	$0	$0	$0	$0	$0	$396,308	$368,684
Diversified Income Fund	0	0	0	0	0	0	5,381	36,581
Emerging Local Bond Fund	0	0	0	0	0	0	26,284	19,898
Emerging Markets Bond Fund	0	0	0	0	0	0	18,437	120,325
Floating Income Fund	0	0	0	0	0	993	305,670	44,054
Foreign Bond Fund (Unhedged)	0	0	0	0	0	0	15,437	75,014
Foreign Bond Fund (U.S. Dollar-Hedged)	0	0	0	0	0	0	0	37,923
Global Bond Fund (U.S. Dollar-Hedged)	0	0	0	0	0	0	1,383	2,621
High Yield Fund	0	0	0	0	0	0	196,063	460,893
Income Fund	0	0	0	0	0	449	772	3,873

(5)	Portion of amount for Floating Income Fund represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of March 31, 2010, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (6)
Developing Local Markets Fund	$2,756,401	$34,007	$(34,588)	$(581)
Diversified Income Fund	2,722,997	146,701	(61,420)	85,281
Emerging Local Bond Fund	2,803,761	124,576	(40,109)	84,467
Emerging Markets Bond Fund	2,617,186	189,319	(16,531)	172,788
Floating Income Fund	644,371	27,029	(28,389)	(1,360)
Foreign Bond Fund (Unhedged)	2,567,722	50,838	(170,106)	(119,268)
Foreign Bond Fund (U.S. Dollar-Hedged)	2,586,625	98,259	(131,403)	(33,144)
Global Advantage Strategy Bond Fund	1,755,412	21,052	(21,799)	(747)
Global Bond Fund (U.S. Dollar-Hedged)	246,219	5,138	(11,424)	(6,286)

290	PIMCO Funds

March 31, 2010

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (6)
GNMA Fund	$2,428,664	$18,413	$(8,003)	$10,410
Government Money Market Fund	93,610	0	0	0
High Yield Fund	7,973,051	624,977	(214,470)	410,507
Income Fund	611,786	32,231	(10,047)	22,184
Investment Grade Corporate Bond Fund	5,706,472	475,913	(21,357)	454,556
Long-Term U.S. Government Fund	1,777,242	18,629	(90,328)	(71,699)
Low Duration Fund	18,708,377	324,120	(237,692)	86,428
Money Market Fund	459,910	0	0	0
Mortgage-Backed Securities Fund	1,000,549	17,088	(21,552)	(4,464)
Real Income 2019 Fund™	6,718	14	(15)	(1)
Real Income 2029 Fund™	4,072	10	(29)	(19)
Short-Term Fund	11,037,192	96,754	(116,554)	(19,800)
Tax Managed Real Return Fund	13,768	65	(35)	30
Unconstrained Bond Fund	6,874,743	154,223	(28,564)	125,659
Unconstrained Tax Managed Bond Fund	138,380	1,745	(354)	1,391

(6)	Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected securities deflationary adjustments, contingent payment debt instruments, interest only basis adjustments, passive foreign investment companies, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2010 and March 31, 2009, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2010				March 31, 2009
	Tax-Exempt Income Distributions	Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)	Tax-Exempt Income Distributions	Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)
Developing Local Markets Fund	$0	$28,049	$0	$16,913	$0	$195,714	$42,808	$0
Diversified Income Fund	0	150,466	0	1,883	0	165,260	16,603	0
Emerging Local Bond Fund	0	97,450	0	0	0	28,193	0	79,638
Emerging Markets Bond Fund	0	28,442	0	122,276	0	204,324	30,709	1,208
Floating Income Fund	0	35,637	0	0	0	0	0	56,861
Foreign Bond Fund (Unhedged)	0	69,122	0	0	0	313,950	8,508	29,009
Foreign Bond Fund (U.S. Dollar-Hedged)	0	165,125	15,501	0	0	274,978	0	0
Global Advantage Strategy Bond Fund	0	26,649	109	0	0	18	0	0
Global Bond Fund (U.S. Dollar-Hedged)	0	12,297	0	0	0	15,996	0	0
GNMA Fund	0	74,824	240	0	0	34,124	3,041	0
Government Money Market Fund	0	112	0	0	0	19	0	0
High Yield Fund	0	641,044	0	0	0	503,087	0	35,091
Income Fund	0	28,774	0	0	0	21,242	0	0
Investment Grade Corporate Bond Fund	0	518,252	38,420	0	0	78,682	9,457	0
Long-Term U.S. Government Fund	0	103,831	23,829	0	0	52,682	0	0
Low Duration Fund	0	393,270	1,624	0	0	531,670	42,542	12
Money Market Fund	0	471	0	4	0	6,073	0	0
Mortgage-Backed Securities Fund	0	66,923	2,437	0	0	61,341	2,858	0
Real Income 2019 Fund™	0	50	0	136	N/A	N/A	N/A	N/A
Real Income 2029 Fund™	0	45	0	36	N/A	N/A	N/A	N/A
Short-Term Fund	0	114,959	24,902	0	0	170,473	35,398	0
Tax Managed Real Return Fund	49	1	0	0	N/A	N/A	N/A	N/A
Unconstrained Bond Fund	0	146,728	6,024	0	0	6,252	0	0
Unconstrained Tax Managed Bond Fund	484	781	1	0	0	10	0	0

(7)	Includes short-term capital gains, if any, distributed.
(8)	A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Funds’ financial statements.

Annual Report	March 31, 2010	291

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Class A, Class B, Class C and Class R Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Class A, Class B, Class C and Class R shares present fairly, in all material respects, the financial position of the Developing Local Markets Fund, Diversified Income Fund, Emerging Local Bond Fund, Emerging Markets Bond Fund, Floating Income Fund, Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged), Global Advantage Strategy Bond Fund, Global Bond Fund (U.S. Dollar-Hedged), GNMA Fund, Government Money Market Fund, High Yield Fund, Income Fund, Investment Grade Corporate Bond Fund, Long-Term U.S. Government Fund, Low Duration Fund, Money Market Fund, Mortgage-Backed Securities Fund, Real Income 2019 Fund™, Real Income 2029 Fund™, Short-Term Fund, Tax Managed Real Return Fund, Unconstrained Bond Fund, and Unconstrained Tax Managed Bond Fund, twenty-four of the eighty funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2010, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, the cash flows for the Income Fund for the year then ended and the financial highlights of the Funds for the Class A, Class B, Class C and Class R shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 21, 2010

292	PIMCO Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BNP	BNP Paribas Bank	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MSC	Morgan Stanley	WAC	Wachovia Bank N.A.
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PLN	Polish Zloty
BRL	Brazilian Real	HUF	Hungarian Forint	RON	Romanian New Leu
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	THB	Thai Baht
COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD	United States Dollar
EGP	Egyptian Pound	NOK	Norwegian Krone	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FSA	Financial Security Assurance, Inc.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	GNMA	Government National Mortgage Association	PSF	Public School Fund
FGIC	Financial Guaranty Insurance Co.	GTD	Guaranteed
FNMA	Federal National Mortgage Association	IBC	Insured Bond Certificate

Other Abbreviations:
ABS	Asset-Backed Security	CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
AID	Agency International Development	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
ALT	Alternate Loan Trust	JSC	Joint Stock Company	THBFIX	Thai Baht Floating-Rate Fix
CDI	Brazil Interbank Deposit Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate

Annual Report	March 31, 2010	293

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2010) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2010 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2010 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2010 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2010 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Developing Local Markets Fund	0.00%	0.00%	$13,185	$0
Diversified Income Fund	0.00%	0.00%	73,500	0
Emerging Local Bond Fund	0.00%	0.00%	7,731	0
Emerging Markets Bond Fund	0.00%	0.00%	30,507	0
Floating Income Fund	0.00%	0.00%	17,969	0
Foreign Bond Fund (Unhedged)	0.01%	0.01%	38,850	0
Foreign Bond Fund (U.S. Dollar-Hedged)	0.02%	0.02%	56,219	0
Global Advantage Strategy Bond Fund	0.00%	0.00%	4,690	1,353
Global Bond Fund (U.S. Dollar-Hedged)	0.07%	0.07%	3,585	0
GNMA Fund	0.00%	0.00%	36,573	32,336
Government Money Market Fund	0.00%	0.00%	62	0
High Yield Fund	4.31%	4.31%	459,272	0
Income Fund	0.08%	0.08%	24,175	0
Investment Grade Corporate Bond Fund	0.25%	0.25%	256,253	135,568
Long-Term U.S. Government Fund	0.00%	0.00%	52,205	44,978
Low Duration Fund	0.69%	0.69%	314,929	11,724
Money Market Fund	0.00%	0.00%	475	0
Mortgage-Backed Securities Fund	0.34%	0.34%	38,509	22,943
Real Income 2019 Fund™	0.00%	0.00%	20	0
Real Income 2029 Fund™	0.00%	0.00%	26	0
Short-Term Fund	0.67%	0.67%	98,438	0
Tax Managed Real Return Fund	0.00%	0.00%	0	0
Unconstrained Bond Fund	0.63%	0.63%	66,347	60,711
Unconstrained Tax Managed Bond Fund	8.37%	8.37%	261	200

Exempt Interest Dividends.  For the benefit of shareholders of the Tax Managed Real Return Fund and the Unconstrained Tax Managed Bond Fund, this is to inform you that for the fiscal year ended March 31, 2010, 98.04% and 47.46%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2011, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2010.

294	PIMCO Funds

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (50) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	141	Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman and Trustee, PIMCO ETF Trust, Chairman and Trustee, PIMCO Equity Series, Chairman and Trustee, PIMCO Equity Series VIT, Director, StocksPLUS® Management, Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

Douglas M. Hodge* (52) Trustee	02/2010 to Present	Managing Director; Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Global Investors.	139	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (69) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm); Formerly, President, Houston Zoo. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.	141	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Trustee PIMCO Equity Series and Trustee, PIMCO Equity Series VIT.

Vern O. Curtis (75) Trustee	04/1987 to 02/1993 and 02/1995 to Present	Private Investor; Formerly, Director, PCM Fund, Inc.	141	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Trustee PIMCO Equity Series and Trustee, PIMCO Equity Series VIT.

J. Michael Hagan (70) Trustee	05/2000 to Present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing); Formerly, Director, PCM Fund, Inc.	139	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

Ronald C Parker (58) Trustee	07/2009 to Present	Adjunct Professor, Linfield College; Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer , Hampton Affiliates (forestry products)	139	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust

William J. Popejoy (72) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	139	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

Richard M. Weil served as Trustee of the Trust from February 2009 to January 2010. Effective January 22, 2010, Mr. Weil resigned as Trustee of the Trust. Mr. Weil also served as Managing Director and member of the Executive Committee at PIMCO. Total number of Funds in Fund Complex overseen by Mr. Weil was 131. Other Directorships held by Mr. Weil included Trustee of PIMCO Variable Insurance Trust and PIMCO ETF Trust.

* Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with PIMCO.

** Trustees serve until their successors are duly elected and qualified

Annual Report	March 31, 2010	295

Management of the Trust	(Unaudited)

Management of the Trust (Cont.)	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (50) President	03/2009 to Present	Managing Director and member of Executive Committee, PIMCO.

David C. Flattum (45) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (39) Chief Compliance Officer	07/2004 to Present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (66) Senior Vice President	04/1987 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (51) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

J. Stephen King, Jr. (47) Vice President-Senior Counsel, Secretary	05/2005 to Present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (39) Vice President	05/2008 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (40) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (52) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Joshua D. Ratner (33) Assistant Secretary	10/2007 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.

Stacie D. Anctil (40) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

Erik C. Brown (42) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (35) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.

Richard M. Weil served as Senior Vice President of the Trust from May 2009 to January 2010. Effective January 22, 2010, Mr. Weil resigned as Senior Vice President of the Trust. Mr. Weil’s principal occupation during the past 5 years was Managing Director at PIMCO.

296	PIMCO Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Annual Report	March 31, 2010	297

Approval of Investment Advisory Contract and Supervision and Administration Agreement

On August 11, 2009, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees (the “Independent Trustees”), approved the Investment Advisory Contract and Supervision and Administration Agreement (together, with the Investment Advisory Contract, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”), on behalf of PIMCO Real Income 2019 FundTM, PIMCO Real Income 2029 FundTM and PIMCO Tax Managed Real Return Fund, new series of the Trust (each a “Fund” and, together, the “Funds”) for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

The Trustees received a variety of materials relating to the services proposed to be provided by PIMCO. The Board reviewed information relating to proposed fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services proposed to be provided by PIMCO to the Trust. In considering whether to approve the Agreements, the Board reviewed materials, which included comparative industry data with regard to investment advisory fees and expenses of funds with investment objectives and policies similar to those of the Funds. The Board also reviewed material provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and supervisory and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to other series of the Trust under the Agreements.

The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO would provide or procure supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the Funds and their shareholders.

3.	Investment Performance

As the Funds had not yet commenced operations at the time of the Board meeting, the Trustees did not receive nor consider investment performance information.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for each Fund, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to the Funds’ investors.

298	PIMCO Funds

(Unaudited)

The Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the Funds’ total expenses to be reasonable.

At the time the Board considered the Agreements, PIMCO did not manage any separate accounts with similar investment strategies to the Funds; therefore, the Board did not consider the fees charged by PIMCO to comparable separate accounts. The Board did consider that the Tax Managed Real Return Fund is similar to a private fund offered by PIMCO, although the private fund’s investments are more illiquid than the Tax Managed Real Return Fund, which prevented a meaningful comparison.

The Board also considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the unified supervisory and administrative fee creates fund fees that are fixed, rather than variable. The Board concluded that each Fund’s proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that would be beneficial to the Funds and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels, in effect, setting the fees as if each Fund was already at scale.

The Board also noted that PIMCO had contractually agreed to reduce total annual fund operating expenses for each Class of each Fund by waiving a portion of its supervisory and administrative fee or reimbursing a Fund, to the extent that any organizational expenses and the pro rata share of the Trust’s Trustees’ fees attributable to a Class of a Fund exceeds 0.49 basis points in any year.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the Funds, are reasonable and approval of the Agreements would likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the Funds were new series at the time of the Board meeting, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with each Fund was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in the expense ratio due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the supervisory and administrative fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio).

The Board concluded that each Fund’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each Fund, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the various series of the Trust, including the Funds. The Board also considered that affiliates of PIMCO will provide distribution and shareholder services to the Funds and their shareholders, for which the affiliates of PIMCO may be compensated under the unified supervisory and administrative fee, or through distribution fees paid pursuant each Fund’s Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Agreements were fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the approval of the Agreements was in the best interests of the Funds and their shareholders.

Annual Report	March 31, 2010	299

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105 - 4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266 - 8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors has more than $1 trillion in assets under management for our clients worldwide.* Our investment managers offer their own distinctive philosophy and culture, and provide clients with a comprehensive and constantly evolving range of investment styles and products.

For more information about any of our innovative investment solutions or client services, call your financial advisor or visit www.allianzinvestors.com.

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

* Allianz Global Investors AG assets under management as of 12/31/09.

Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2010. For information about any product, contact your financial advisor. AZ003AR_033110

Annual Report March 31, 2010

Private Account Portfolio Series

Asset-Backed Securities Portfolio

Developing Local Markets Portfolio

Emerging Markets Portfolio

High Yield Portfolio

International Portfolio

Investment Grade Corporate Portfolio

Long Duration Corporate Bond Portfolio

Mortgage Portfolio

Municipal Sector Portfolio

Real Return Portfolio

Short-Term Portfolio

Short-Term Floating NAV Portfolio

Short-Term Floating NAV Portfolio II

U.S. Government Sector Portfolio

The Portfolios issue shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act of 1933, as amended (the “Securities Act”). The enclosed Annual Report is not an offer to sell, or a solicitation of any offer to buy, any security to the public within the meaning of the Securities Act.

		Page

Chairman’s Letter		2
Important Information About the Portfolios		4
Benchmark Descriptions		20
Financial Highlights		22
Statements of Assets and Liabilities		26
Statements of Operations		28
Statements of Changes in Net Assets		30
Statement of Cash Flows		34
Notes to Financial Statements		129
Report of Independent Registered Public Accounting Firm		142
Glossary		143
Federal Income Tax Information		144
Management of the Trust		145
Privacy Policy		147

PORTFOLIO	Portfolio Summary	Schedule of Investments

Asset-Backed Securities Portfolio	6	35
Developing Local Markets Portfolio	7	45
Emerging Markets Portfolio	8	50
High Yield Portfolio	9	56
International Portfolio	10	62
Investment Grade Corporate Portfolio	11	68
Long Duration Corporate Bond Portfolio	12	77
Mortgage Portfolio	13	86
Municipal Sector Portfolio	14	96
Real Return Portfolio	15	101
Short-Term Portfolio	16	107
Short-Term Floating NAV Portfolio	17	115
Short-Term Floating NAV Portfolio II	18	120
U.S. Government Sector Portfolio	19	123

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Portfolios’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

What a difference a year makes. In March 2009, financial markets generally reached their lows in response to one of the most severe systemic market crises since the Great Depression. Over the past twelve months, however, significant government intervention focused on unprecedented fiscal stimulus and near zero short-term interest rates helped to stabilize financial markets. As a result, risk sectors such as equity and high-yield credit benefited and rebounded in a methodic rally throughout the year.

In this environment, and broadly across all potential market environments, we look for ways to position our clients’ portfolios to take advantage of opportunities, yet helping protect against larger risks and uncertainties. By designing and implementing global investment solutions for our clients, we can guide them through the investment journey. This becomes increasingly important as we look to meet the challenges associated with unwinding the significant excess monetary reserves created through quantitative easing policies and government asset purchase programs in the U.S., a rising sovereign debt burden, and the evolving reality of a desynchronized global economic recovery.

We are pleased that on January 12, 2010, Morningstar® named Bill Gross Fixed-Income Fund Manager of the Decade. This honor is particularly satisfying recognition reflecting the work of Bill Gross and a very talented and flexible team of PIMCO investment professionals in challenging and changing market conditions over the first decade of this new century.

Included below are highlights of the financial markets during our twelve-month fiscal reporting period:

■

The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25% and the Bank of England kept its key-lending rate at 0.50%, while the European Central Bank reduced its overnight rate by 0.25% to 1.00%. The Bank of Japan maintained its lending rate at 0.10%.

■

Returns on corporate bonds, mortgage-backed securities (“MBS”), and asset-backed securities (“ABS”) were positive as investors moved into higher yielding, riskier asset classes. The benchmark ten-year U.S. Treasury note yielded 3.83% at the end of the reporting period, or 1.12% higher than at March 31, 2009. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 7.69% for the reporting period.

■

Corporate bonds, especially high-yield bonds, were among the best performing fixed-income asset classes during the reporting period. Credit premiums continued to tighten, prompting strong new issuance in both the investment-grade and high-yield corporate bond markets. Improving corporate balance sheets among the largest corporations, as compared to a deteriorating U.S. government balance sheet, encouraged investors to prefer corporate bonds over U.S. Treasury securities.

■

Agency MBS performed better than comparable U.S. Treasury securities due in part to the success of the Federal Reserve’s MBS Purchase Program, which absorbed $1.25 trillion of Agency MBS since the program’s inception. Non-Agency MBS also performed well as a lack of new issuance over the last two years and anticipated demand from the U.S. Government’s Public-Private Investment Program caused prices to move higher. In the ABS market, the U.S. Government’s Term Asset-Backed Securities Loan Facility (“TALF”) was successful in inducing investor demand for high-quality consumer ABS.

2	PIMCO Funds	Private Account Portfolio Series

■

Municipal bonds outperformed comparable U.S. Treasury securities as investors moved into higher yielding asset classes. The strong performance within the municipal bond sector was led by consistent demand from investors and lower tax-exempt supply due in large part to the Build America Bond program. The Barclays Capital Municipal Bond Index returned 9.69% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) outperformed their nominal U.S. Treasury counterparts as breakeven inflation levels (or the difference between nominal and real yields) moved higher. Real yields declined while nominal yields generally rose as markets stabilized with signs of an economic recovery and the potential for an increase in inflation becoming more apparent. The Barclays Capital U.S. TIPS Index returned 6.18% for the reporting period. In addition, commodities index returns were positive, as represented by the Dow Jones-UBS Commodity Index Total Return, which returned 20.53% for the reporting period.

■

Emerging market (“EM”) bonds denominated in both U.S. dollars and local EM currencies performed well during the reporting period. Increasing concern over sovereign debt levels towards the latter part of the reporting period, namely in Greece and in some other developed countries, caused EM credit premiums to grow, but ultimately benefited EM returns given the generally stronger initial conditions and growth outlook of EM countries.

■

Equity markets worldwide trended higher as investors returned due to the low value of certain equities and the peak in the liquidation cycle in early March 2009. U.S. equities, as measured by the S&P 500 Index, returned 49.77% and international equities, as represented by the MSCI World Index, returned 52.37% for the reporting period.

On the following pages of this Annual Report for the Private Account Portfolio Series (the “Portfolios”), the separate portfolios of the PIMCO Funds, please find specific details as to each Portfolio’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Funds

May 14, 2010

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

The Fund Manager of the Decade award, which is a new award from Morningstar, recognizes fund managers who have achieved excellent risk-adjusted results over the past ten years (2000-2009) and have an established record of serving shareholders well. While the awards focus on performance over the past decade, Morningstar takes into consideration other factors, including the fund manager’s strategy, approach to risk, size of the fund, and stewardship. Both individual fund managers and management teams are eligible, and being a previous winner of the Morningstar Fund Manager of the Year award isn’t a prerequisite. Morningstar’s fund analysts select the Fund Manager of the Decade award winners based on Morningstar’s proprietary research and in-depth evaluation.

Annual Report	March 31, 2010	3

Important Information About the Portfolios

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds offering memorandum. Investors should consider the investment objectives, risks, charges and expenses of these Portfolios carefully before investing. This and other information is contained in the Portfolios’ offering memorandum. Please read the offering memorandum carefully before you invest or send money.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Portfolio are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Portfolio.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolios may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk and short sale risk. A complete description of these and other risks is contained in each Portfolio’s offering memorandum. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. A non-diversified portfolio may have additional risk and volatility compared to a diversified portfolio. Shareholders of a municipal bond portfolio will, at times, incur a tax liability, as income from such a portfolio may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Portfolio Summary page in this Annual Report, the Average Annual Total Return Investment Performance table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Portfolio’s inception.

An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolios.

The following disclosure provides important information regarding each Portfolio’s Expense Example (“Example” or “Expense Example”), which appears on each Portfolio’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Portfolio.

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Portfolios is from October 1, 2009 to March 31, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information under this heading, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

4	PIMCO Funds	Private Account Portfolio Series

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the trustees independent and their counsel, extraordinary expenses, and interest expense.

Annual Report	March 31, 2010	5

PIMCO Asset-Backed Securities Portfolio

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

Mortgage-Backed Securities	30.9%
Asset-Backed Securities	29.8%
U.S. Government Agencies	23.2%
U.S. Treasury Obligations	10.5%
Short-Term Instruments	2.9%
Other	2.7%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010

	1 Year	5 Years	Portfolio Inception (10/31/00)
Asset-Backed Securities Portfolio	43.84%	5.77%	6.54%
Citigroup 3-Month Treasury Bill Index	0.13%	2.76%	2.50%
Barclays Capital Asset-Backed Securities Index	18.53%	4.05%	5.16%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,152.82	$1,023.49
Expenses Paid During Period†	$1.56	$1.46

† Expenses are equal to the net annualized expense ratio of 0.29%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Asset-Backed Securities Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities (“ABS”) of varying maturities, which may be represented by options, futures contracts, or swap agreements.

»

Exposure to non-Agency mortgage-backed securities (“MBS”), subprime ABS, and commercial MBS added to performance. This resulted primarily from price appreciation on non-Agency MBS and subprime ABS securities, and outperformance of the commercial MBS sector compared to the ABS sector.

»	An allocation to Agency MBS detracted from performance as they underperformed the broader ABS index for the period.

»	An underweight to credit card ABS detracted from performance as the sector outperformed the broader ABS index for the period.

»	An allocation to student loan ABS detracted from performance as the sector underperformed the broader ABS index for the period.

6	PIMCO Funds	Private Account Portfolio Series

PIMCO Developing Local Markets Portfolio

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

United States	45.6%
Brazil	30.1%
Mexico	10.0%
Short-Term Instruments	6.3%
Australia	3.5%
Other	4.5%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010
	1 Year	5 Years	Portfolio Inception (07/30/04)
Developing Local Markets Portfolio	28.36%	4.57%	6.12%
Citigroup 3-Month Treasury Bill Index	0.13%	2.76%	2.66%	*
Custom JPM ELMI+ Benchmark	19.24%	8.25%	9.27%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,053.98	$1,024.33
Expenses Paid During Period†	$0.61	$0.61

† Expenses are equal to the net annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Developing Local Markets Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or in fixed-income instruments denominated in the currencies of, developing markets. The Portfolio defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income Organization for Economic Cooperation and Development (“OECD”) economies for the past five consecutive years. The Portfolio’s investments in currencies or fixed-income instruments may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to Mexico benefited returns as the JPMorgan Emerging Local Markets Index Plus (“ELMI+”) Mexico sub index outperformed the Portfolio’s benchmark for the period.

»	An off-benchmark exposure to high-quality financials benefited performance as these securities outperformed the Portfolio’s benchmark for the period.

»	An underweight to Malaysia throughout much of the period benefited returns as the ELMI+ Malaysia sub index underperformed the Portfolio’s benchmark for the period.

»	An overweight to China detracted from performance as the ELMI+ China sub index underperformed the Portfolio’s benchmark for the period.

»	An underweight to Russia detracted from performance as the ELMI+ Russia sub index outperformed the Portfolio’s benchmark for the period.

»	An underweight to Turkey detracted from performance as the ELMI+ Turkey sub index outperformed the Portfolio’s benchmark for the period.

Annual Report	March 31, 2010	7

PIMCO Emerging Markets Portfolio

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

Brazil	40.1%
United States	16.6%
Mexico	11.8%
Russia	10.5%
Short-Term Instruments	7.0%
Qatar	5.7%
Other	8.3%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010
	1 Year	5 Years	10 Years	Portfolio Inception (04/03/98)
Emerging Markets Portfolio	19.63%	6.20%	10.39%	10.03%
Citigroup 3-Month Treasury Bill Index	0.13%	2.76%	2.70%	3.07%	*
Custom JPM ELMI+ Benchmark	19.24%	7.45%	9.70%	8.76%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 03/31/98.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,053.62	$1,024.33
Expenses Paid During Period†	$0.61	$0.61

† Expenses are equal to the net annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Emerging Markets Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of fixed-income instruments that are economically tied to emerging market countries, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”).

»

An allocation to emerging market (“EM”) external debt benefited performance as the sector, as represented by the JPMorgan Emerging Markets Bond Index Global, outperformed the Portfolio’s benchmark for the period.

»	An overweight to the Brazilian real benefited performance as the JPMorgan Emerging Local Markets Index Plus (“ELMI+”) Brazil sub index outperformed the Portfolio’s benchmark for the period.

»	An underweight to the Hungarian forint detracted from returns as the ELMI+ Hungary sub index outperformed the Portfolio’s benchmark for the period.

»	An underweight to the Russian ruble detracted from returns as the Russian ELMI+ sub index outperformed the Portfolio’s benchmark for the period.

8	PIMCO Funds	Private Account Portfolio Series

PIMCO High Yield Portfolio

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

Industrials	44.4%
Banking & Finance	27.7%
Utilities	12.0%
Bank Loan Obligations	5.9%
Short-Term Instruments	1.3%
Other	8.7%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010

	1 Year	5 Years	Portfolio Inception (12/08/00)
High Yield Portfolio	59.39%	7.93%	7.28%
Citigroup 3-Month Treasury Bill Index	0.13%	2.76%	2.46%	*
BofA Merrill Lynch U.S. High Yield, BB-B Rated Index	43.36%	6.73%	7.56%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 11/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,134.46	$1,024.63
Expenses Paid During Period†	$0.32	$0.30

† Expenses are equal to the net annualized expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The High Yield Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, and which are rated below-investment grade, but rated at least B by Moody’s or equivalently rated by S&P and Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»

An overweight to the broad financial sector, which led the high-yield market, and an emphasis on banks and life insurance, which were among the top performing sub-categories within the broad financial sector, were significant contributors to performance.

»	An underweight to consumer non-cyclicals, which lagged the high-yield market over the period, added to relative returns.

»	Sector selection in the consumer cyclical sector, where auto-related bonds significantly outperformed the broader consumer cyclical category, significantly benefited performance.

»	A below-index weight to the energy sector, which underperformed over the period, added to relative performance.

»	An overweight to the technology sector, which outperformed over the period, added to relative performance.

»	An overweight to the healthcare sector, which lagged the broader high-yield market, detracted from performance.

»	An overweight to the utility sector, which was among the worst performing industry categories over the period, detracted from relative performance.

»	Tactical exposure to high-grade bonds, which significantly underperformed high-yield bonds over the period, detracted from performance.

Annual Report	March 31, 2010	9

PIMCO International Portfolio

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

France	31.9%
PIMCO Short-Term Floating NAV Portfolio	21.1%
Canada	16.6%
United States	15.8%
Netherlands	6.7%
Other	7.9%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010

	1 Year	5 Years	10 Years	Portfolio Inception (12/13/89)
International Portfolio	14.96%	6.16%	8.58%	8.31%
Citigroup 3-Month Treasury Bill Index	0.13%	2.76%	2.70%	3.91%	*
JPMorgan GBI Global ex-US Index Hedged in USD	3.42%	4.77%	5.26%	6.80%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 11/30/89.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,083.24	$1,024.33
Expenses Paid During Period†	$0.62	$0.61

† Expenses are equal to the net annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The International Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in a portfolio of fixed-income instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”).

»	An underweight to U.K. duration (or sensitivity to changes in market interest rates) contributed to performance as the ten-year U.K. Gilt sold-off.

»	An underweight to Japanese duration, in particular at the long-end of yield curve, contributed to performance as long-term Japanese rates sold-off during the period.

»	An overweight to Australian duration detracted from performance as interest rates in the country increased during the period.

»	Holdings of corporate bonds, especially those of select financial companies, contributed to performance as spreads on these bonds narrowed during the period.

»	Positions in Agency MBS, non-Agency MBS and asset-backed securities contributed to performance as prices on these securities appreciated during the period.

»	Exposure to a basket of emerging market currencies, which primarily included the Brazilian real and Korean won, contributed to performance as these currencies appreciated relative to the U.S. dollar.

10	PIMCO Funds	Private Account Portfolio Series

PIMCO Investment Grade Corporate Portfolio

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

Banking & Finance	59.5%
Industrials	20.1%
Utilities	15.2%
U.S. Treasury Obligations	1.9%
Short-Term Instruments	0.7%
Other	2.6%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010

	1 Year	5 Years	10 Years	Portfolio Inception (01/26/00)
Investment Grade Corporate Portfolio	42.17%	7.27%	8.73%	8.79%
Citigroup 3-Month Treasury Bill Index	0.13%	2.76%	2.70%	2.75%	*
Barclays Capital Credit Investment Grade Index (Ex-Aa3 and Higher)	24.64%	5.27%	6.70%	6.77%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 01/31/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,068.04	$1,024.68
Expenses Paid During Period†	$0.26	$0.25

† Expenses are equal to the net annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Investment Grade Corporate Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of investment-grade corporate fixed-income instruments of varying maturities, which may be represented by options, futures contracts, and/or swap agreements.

»	An overweight duration exposure (or sensitivity to changes in market interest rates) to U.S. interest rates detracted from performance as the ten-year U.S. Treasury yield rose over the period.

»	The Portfolio’s overweight exposure to banking credits benefited performance as this sector outperformed during the period.

»	The Portfolio’s overweight exposure to the natural gas pipelines sector benefited performance as this sector posted strong relative returns versus the Portfolio’s benchmark during the period.

»	The Portfolio’s underweight exposure to consumer non-cyclical credits contributed to returns as this sector underperformed during the period.

»	An overweight to the insurance sector benefited performance as the sector outperformed during the period.

»	An underweight to Real Estate Investment Trusts (“REITs”) detracted from relative performance as this sector outperformed during the period.

»	An underweight to energy credits detracted from performance as the sector showed relatively strong performance during the period.

Annual Report	March 31, 2010	11

PIMCO Long Duration Corporate Bond Portfolio

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

Corporate Bonds & Notes	83.1%
U.S. Treasury Obligations	5.6%
Municipal Bonds & Notes	5.1%
Sovereign Issues	2.7%
Short-Term Instruments	2.2%
Other	1.3%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010

	1 Year	Portfolio Inception (12/22/08)
Long Duration Corporate Bond Portfolio	26.73%	8.33%
Barclays Capital U.S. Long Credit Index	28.05%	15.11%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 12/31/08.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,033.21	$1,024.68
Expenses Paid During Period†	$0.25	$0.25

† Expenses are equal to the net annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Long Duration Corporate Bond Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of corporate fixed-income instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to duration (or sensitivity to changes in market interest rates) detracted from performance as the yield on the ten-year U.S. Treasury rose during the period.

»	An overweight to the bank sector benefited performance as the sector outperformed over the period.

»	An above-index allocation to life insurance credits benefited performance as the sector outperformed during the period.

»	An overweight to the independent exploration and production sector benefited relative performance as the sector outperformed during the period.

»	An overweight to the natural gas pipeline sector, which outperformed over the period, added to relative performance.

»	An underweight to media non-cable credits detracted from returns as this sector outperformed during the period.

»	An underweight to property and casualty insurance credits detracted from performance as the sector outperformed over the period.

12	PIMCO Funds	Private Account Portfolio Series

PIMCO Mortgage Portfolio

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

U.S. Government Agencies	83.2%
Mortgage-Backed Securities	7.8%
Asset-Backed Securities	6.9%
Short-Term Instruments	1.9%
U.S. Treasury Obligations	0.2%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010

	1 Year	5 Years	10 Years	Portfolio Inception (01/31/00)
Mortgage Portfolio	13.66%	6.99%	7.30%	7.51%
Citigroup 3-Month Treasury Bill Index	0.13%	2.76%	2.70%	2.75%
Barclays Capital U.S. MBS Fixed Rate Index	5.12%	6.16%	6.49%	6.62%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,037.99	$1,024.63
Expenses Paid During Period†	$0.30	$0.30

† Expenses are equal to the net annualized expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Mortgage Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities of varying maturities, which may be represented by options, futures contracts, swap agreements, or asset-backed securities (“ABS”).

»

An underweight to 30-year conventional 4.50% coupon mortgage-backed securites (“MBS”) earlier in the period added to returns. This contributed the majority of performance within the Agency MBS relative value coupon strategy, as they underperformed higher coupon 30-year conventional MBS, such as 5% coupons and higher.

»

Exposure to non-Agency MBS, subprime ABS, and commercial MBS added to performance. This resulted primarily from price appreciation on non-Agency MBS and subprime ABS securities, and the outperformance of commercial MBS sector compared to the MBS index.

»	An overweight to mortgage spread duration (or sensitivity to changes in market interest rates) added to returns as mortgage spreads compressed over the period.

»	An overweight to interest rate duration detracted from performance as the yield on the ten-year U.S. Treasury rose during the period.

Annual Report	March 31, 2010	13

PIMCO Municipal Sector Portfolio

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

California	20.6%
Texas	18.4%
New York	10.6%
Illinois	8.6%
Massachusetts	6.0%
Other	35.8%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010

	1 Year	5 Years	Portfolio Inception (08/21/00)
Municipal Sector Portfolio	15.17%	0.66%	3.38%
Citigroup 3-Month Treasury Bill Index	0.13%	2.76%	2.56%	*
Barclays Capital Long Municipal Bond Index	17.35%	3.96%	5.66%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 08/31/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
Beginning Account Value (10/01/09)	$1,000.00		$1,000.00
Ending Account Value (03/31/10)	$993.48		$1,023.93
Expenses Paid During Period(a)	$0.99	(c)	$1.01	(c)
Expenses Paid During Period, Excluding Interest Expense for Floating Rates Notes(b)	$0.25		$0.25

(a) Expenses for the Portfolio are equal to the net annualized expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Expenses for the Portfolio are equal to the net annualized expense ratio of 0.05% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(c) Includes non-cash interest expense of $0.74 for Actual Performance and $0.76 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Portfolio, but instead is offset by additional interest income recorded by the Portfolio in a Residual Interest Bonds (“RIBs”) transaction accounted for as a secured borrowing. Refer to Note 3(g) in the Notes to Financial Statements for additional information regarding RIBs.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Municipal Sector Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of fixed-income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities (“Municipal Securities”), or in instruments that provide exposure to the Municipal Securities sector, such as options, futures contracts, or swap agreements.

»

The Portfolio’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark throughout the period, which detracted from performance as municipal yields moved lower over the period.

»	Yield-curve positioning detracted from performance as the municipal yield curve flattened over the period.

»	Exposure to the tobacco sector benefited returns as the sector had strong positive performance for the period.

»

Exposure to both the hospital and utility sectors added to returns, while exposure to general obligation issues and education issues detracted from performance as these sectors underperformed for the period.

»	Exposure to lower quality municipal bonds benefited performance as they outperformed the overall municipal bond market for the period.

14	PIMCO Funds	Private Account Portfolio Series

PIMCO Real Return Portfolio

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

U.S. Treasury Obligations	73.5%
Corporate Bonds & Notes	14.0%
Foreign Currency-Denominated Issues	4.5%
Mortgage-Backed Securities	4.2%
Short-Term Instruments	1.2%
Other	2.6%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010

	1 Year	5 Years	Portfolio Inception (04/28/00)
Real Return Portfolio	11.80%	4.79%	7.89%
Citigroup 3-Month Treasury Bill Index	0.13%	2.76%	2.67%	*
Barclays Capital U.S. TIPS Index	6.18%	4.82%	7.22%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,046.95	$1,024.63
Expenses Paid During Period†	$0.31	$0.30

† Expenses are equal to the net annualized expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Real Return Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts, or swap agreements.

»	A curve-steepening bias in the U.S. benefited performance as the 30-year U.S. Treasury yield increased more than the two-year U.S. Treasury yield over the period.

»	Exposure to U.S. corporate securities benefited performance as corporate spreads over U.S. Treasuries decreased over the period.

»	Holdings of U.S. Agency mortgage-backed securities benefited performance as mortgage spreads tightened over the period.

»

A below-index U.S. Treasury Inflation-Protected Securities duration (or sensitivity to changes in market interest rates) detracted from performance as the ten-year U.S. real yield declined over the period.

»	A below-index European real duration detracted from performance as the ten-year European real yield declined over the period.

Annual Report	March 31, 2010	15

PIMCO Short-Term Portfolio

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

Mortgage-Backed Securities	48.1%
U.S. Government Agencies	18.4%
Asset-Backed Securities	17.6%
Corporate Bonds & Notes	14.6%
Short-Term Instruments	0.9%
Other	0.4%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010
	1 Year	5 Years	Portfolio Inception (04/20/00)
Short-Term Portfolio	25.14%	3.12%	3.63%
Citigroup 3-Month Treasury Bill Index	0.13%	2.76%	2.67%	*
3 Month USD LIBOR Index	0.59%	3.56%	3.22%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,065.33	$1,024.63
Expenses Paid During Period†	$0.31	$0.30

† Expenses are equal to the net annualized expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Short-Term Portfolio seeks maximum total return, consistent with preservation of capital and liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An above-benchmark U.S. duration (or sensitivity to market interest rates) detracted from returns as interest rates moved higher across most of the yield curve over the period.

»	A curve-steepening bias benefited performance as the yield curve steepened over the period.

»	An emphasis on mortgage-backed securities benefited performance as they posted strong positive performance for the period.

»	Exposure to the investment-grade corporate sector added to returns as the sector posted strong performance for the period.

16	PIMCO Funds	Private Account Portfolio Series

PIMCO Short-Term Floating NAV Portfolio

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

Commercial Paper	34.7%
Repurchase Agreements	19.4%
U.S. Government Agencies	17.0%
U.S. Treasury Bills	9.7%
Corporate Bonds & Notes	7.4%
U.S. Treasury Obligations	5.2%
Other	6.6%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010

	1 Year	Portfolio Inception (10/17/08)
Short-Term Floating NAV Portfolio	0.46%	0.60%
Citigroup 3-Month Treasury Bill Index	0.13%	0.22%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 10/31/08.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,001.64	$1,024.93
Expenses Paid During Period†	$0.00	$0.00

† Expenses are equal to the net annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Short-Term Floating NAV Portfolio seeks maximum total return, consistent with preservation of capital and liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Portfolio had a focus on high-quality and short-maturity assets.

»	The Portfolio added exposure to investment-grade credit over the period as it provided a yield advantage over U.S. Treasuries.

»	The Portfolio’s weighted average maturity extended over the period to take advantage of higher yields further out the yield curve, ending the period at 79 days.

»	An allocation to longer-maturity securities helped provide a yield advantage over three-month U.S. Treasury Bills as the yield curve was positively sloped for the period.

Annual Report	March 31, 2010	17

PIMCO Short-Term Floating NAV Portfolio II

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

Commercial Paper	34.3%
U.S. Government Agencies	34.2%
U.S. Treasury Bills	9.4%
Corporate Bonds & Notes	8.8%
Repurchase Agreements	5.2%
Other	8.1%
‡	% of Total Investments as of 03/31/10

Cumulative Total Return for the period ended March 31, 2010

	Portfolio Inception (06/09/09)
Short-Term Floating NAV Portfolio II	0.30%
Citigroup 3-Month Treasury Bill Index	0.10%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 05/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,001.81	$1,024.68
Expenses Paid During Period†	$0.25	$0.25

† Expenses are equal to the net annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Short-Term Floating NAV Portfolio II seeks maximum total return, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Portfolio had a focus on high-quality and short-maturity assets.

»	The Portfolio added an exposure to investment-grade credit over the period as it provided a yield advantage over U.S. Treasuries.

»	The Portfolio’s weighted average maturity moved longer over the period to take advantage of higher yields further out the yield curve, ending the period at 84 days.

»	An allocation to longer maturity securities helped provide a yield advantage over three-month U.S. Treasury Bills as the yield curve was positively sloped for the period.

18	PIMCO Funds	Private Account Portfolio Series

PIMCO U.S. Government Sector Portfolio

Cumulative Returns Through March 31, 2010

$5,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

U.S. Treasury Obligations	61.5%
U.S. Government Agencies	17.8%
Corporate Bonds & Notes	7.7%
Mortgage-Backed Securities	6.8%
Short-Term Instruments	4.5%
Other	1.7%
‡	% of Total Investments as of 03/31/10

Average Annual Total Return for the period ended March 31, 2010

	1 Year	5 Years	10 Years	Portfolio Inception (01/31/00)
U.S. Government Sector Portfolio	14.35%	11.84%	10.02%	10.54%
Citigroup 3-Month Treasury Bill Index	0.13%	2.76%	2.70%	2.75%
Barclays Capital Government Bond Index	-0.13%	5.19%	5.93%	6.17%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00
Ending Account Value (03/31/10)	$1,035.46	$1,024.63
Expenses Paid During Period†	$0.30	$0.30

† Expenses are equal to the net annualized expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The U.S. Government Sector Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities of varying maturities, or in securities that provide exposure to the U.S. government securities sector, such as options, futures contracts, swap agreements, or mortgage-backed securities (“MBS”).

»	An above-benchmark duration positioning (or sensitivity to changes in market interest rates) detracted from performance as U.S. Treasury yields rose across most of the yield curve.

»	A curve-steepening bias benefited relative performance as the two- to 30-year yield spread steepened during the period.

»	An underweight allocation to Agency debentures during the first six months of the period detracted from performance as long maturity Agency debentures outperformed like-duration U.S. Treasuries.

»	An out-of-benchmark allocation to corporate bonds benefited performance as they outperformed like-duration U.S. Treasuries during the period.

»	An out-of-benchmark allocation to MBS benefited performance as MBS outperformed U.S. Treasuries during the period.

Annual Report	March 31, 2010	19

Benchmark Descriptions

Index	Description

3 Month USD LIBOR Index	3 Month USD LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. It is not possible to invest directly in an unmanaged index.

Barclays Capital Asset-Backed Securities Index	Barclays Capital Asset-Backed Securities Index has 5 subsectors: credit and charge cards, autos, home equity loans, utility, and manufactured housing. The index includes pass-through, bullet, and controlled amortization structures. It includes only the senior class of each ABS issue; subordinate tranches are not included. It is not possible to invest directly in an unmanaged index.

Barclays Capital Credit Investment Grade Index (Ex-Aa3 and Higher)	Barclays Capital Credit Investment Grade Index (Ex-Aa3 and Higher) consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in an unmanaged index.

Barclays Capital Government Bond Index	Barclays Capital Government Bond Index consists of securities issued by the U.S. Government with a maturity of one year or more. It is not possible to invest directly in an unmanaged index.

Barclays Capital Long Municipal Bond Index	Barclays Capital Long Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. It is not possible to invest directly in an unmanaged index.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment—grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Long Credit Index	Barclays Capital U.S. Long Credit Index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. MBS Fixed Rate Index	Barclays Capital U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch U.S. High Yield, BB-B Rated Index	BofA Merrill Lynch U.S. High Yield, BB-B Rated Index is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Prior to 1/97, data represents that of BofA Merrill Lynch High Yield Cash Pay, BB-B rated. BofA Merrill Lynch High Yield Cash Pay, BB-B rated. is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Excludes pay-in-kind bonds and deferred interest bonds that are not yet accruing a coupon. It is not possible to invest directly in an unmanaged index. Prior to September 25th, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

20	PIMCO Funds	Private Account Portfolio Series

Index	Description

Custom JPM ELMI+ Benchmark	Custom JPM ELMI+ Benchmark consists of custom weights of selected countries within the JPMorgan Emerging Local Markets Index Plus. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Since June 2007 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2010	21

Financial Highlights

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Asset-Backed Securities Portfolio
03/31/2010	$7.14	$0.41	$2.65	$3.06	$(0.33)	$(0.18)	$0.00
03/31/2009	10.80	0.62	(2.91)	(2.29)	(0.80)	(0.57)	0.00
03/31/2008	10.66	0.59	0.06	0.65	(0.51)	0.00	0.00
03/31/2007	10.47	0.60	0.15	0.75	(0.56)	0.00	0.00
03/31/2006	10.57	0.55	(0.13)	0.42	(0.52)	0.00	0.00

Developing Local Markets Portfolio
03/31/2010	$4.75	$0.19	$1.14	$1.33	$(0.41)	$0.00	$0.00
03/31/2009	11.99	0.46	(3.99)	(3.53)	(0.34)	(3.37)	0.00
03/31/2008	11.55	0.64	1.12	1.76	(0.91)	(0.41)	0.00
03/31/2007	11.17	0.60	0.60	1.20	(0.51)	(0.31)	0.00
03/31/2006	10.98	0.42	0.47	0.89	(0.29)	(0.41)	0.00

Emerging Markets Portfolio
03/31/2010	$8.39	$0.56	$1.09	$1.65	$(0.01)	$0.00	$(0.01)
03/31/2009	10.77	0.74	(2.46)	(1.72)	(0.54)	(0.12)	0.00
03/31/2008	11.20	0.65	(0.01)	0.64	(0.95)	(0.12)	0.00
03/31/2007	11.32	0.68	0.53	1.21	(0.74)	(0.59)	0.00
03/31/2006	10.92	0.70	0.84	1.54	(0.71)	(0.43)	0.00

High Yield Portfolio
03/31/2010	$5.14	$0.59	$2.37	$2.96	$(0.62)	$0.00	$0.00
03/31/2009	8.06	0.64	(2.58)	(1.94)	(0.65)	(0.33)	0.00
03/31/2008	8.55	0.63	(0.45)	0.18	(0.62)	(0.05)	0.00
03/31/2007	8.32	0.64	0.15	0.79	(0.56)	0.00	0.00
03/31/2006	8.25	0.64	0.05	0.69	(0.62)	0.00	0.00

International Portfolio
03/31/2010	$4.57	$0.10	$0.51	$0.61	$(0.69)	$0.00	$0.00
03/31/2009	4.58	0.14	0.00	0.14	(0.15)	0.00	0.00
03/31/2008	4.53	0.21	0.10	0.31	(0.26)	0.00	0.00
03/31/2007	5.06	0.18	(0.05)	0.13	(0.66)	0.00	0.00
03/31/2006	5.86	0.14	0.02	0.16	(0.66)	(0.30)	0.00

Investment Grade Corporate Portfolio
03/31/2010	$7.74	$0.60	$2.61	$3.21	$(0.65)	$0.00	$0.00
03/31/2009	9.86	0.57	(2.28)	(1.71)	(0.41)	0.00	0.00
03/31/2008	10.03	0.58	(0.20)	0.38	(0.53)	(0.02)	0.00
03/31/2007	9.77	0.60	0.27	0.87	(0.61)	0.00	0.00
03/31/2006	9.74	0.57	0.09	0.66	(0.60)	(0.03)	0.00

(a)	Per share amounts based on average number of shares outstanding during the year.

22	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Waivers	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.51)	$9.69	43.84%	$567,843	0.24%	0.24%	0.05%	0.05%	4.81%	297%
(1.37)	7.14	(22.39)	510,881	0.72	0.72	0.05	0.05	6.51	173
(0.51)	10.80	6.21	1,102,173	0.82	0.82	0.05	0.05	5.39	87
(0.56)	10.66	7.30	533,748	1.83	1.83	0.05	0.05	5.71	49
(0.52)	10.47	4.06	314,685	1.57	1.57	0.05	0.05	5.19	67

$(0.41)	$5.67	28.36%	$734,025	0.12%	0.12%	0.12%	0.12%	3.48%	528%
(3.71)	4.75	(30.04)	76,274	0.17	0.17	0.12	0.12	4.58	230
(1.32)	11.99	15.76	865,101	0.12	0.12	0.12	0.12	5.28	144
(0.82)	11.55	11.02	348,637	0.12	0.12	0.12	0.12	5.29	15
(0.70)	11.17	8.36	204,449	0.12	0.12	0.12	0.12	3.78	9

$(0.02)	$10.02	19.63%	$691,903	0.12%	0.12%	0.12%	0.12%	6.04%	306%
(0.66)	8.39	(16.30)	688,397	0.12	0.12	0.12	0.12	7.77	297
(1.07)	10.77	6.10	1,734,503	0.13	0.13	0.12	0.12	5.93	333
(1.33)	11.20	11.12	947,267	0.12	0.12	0.12	0.12	6.01	224
(1.14)	11.32	14.44	1,092,908	0.13	0.13	0.12	0.12	6.09	301

$(0.62)	$7.48	59.39%	$364,866	0.06%	0.06%	0.05%	0.05%	8.90%	118%
(0.98)	5.14	(24.62)	377,688	0.06	0.06	0.05	0.05	9.11	385
(0.67)	8.06	2.18	1,311,402	0.05	0.05	0.05	0.05	7.58	263
(0.56)	8.55	9.89	360,207	0.05	0.05	0.05	0.05	7.55	184
(0.62)	8.32	8.57	317,019	0.05	0.05	0.05	0.05	7.66	114

$(0.69)	$4.49	14.96%	$2,673,135	0.12%	0.12%	0.12%	0.12%	2.31%	336%
(0.15)	4.57	3.45	1,839,174	0.12	0.12	0.12	0.12	3.33	779
(0.26)	4.58	7.12	3,292,982	0.12	0.12	0.12	0.12	4.70	591
(0.66)	4.53	2.67	2,496,716	0.12	0.12	0.12	0.12	3.65	674
(0.96)	5.06	3.11	1,890,305	0.12	0.12	0.12	0.12	2.57	967

$(0.65)	$10.30	42.17%	$4,735,767	0.05%	0.05%	0.05%	0.05%	6.25%	103%
(0.41)	7.74	(17.61)	3,700,135	0.08	0.08	0.05	0.05	6.49	164
(0.55)	9.86	3.92	3,750,811	0.05	0.05	0.05	0.05	5.83	93
(0.61)	10.03	9.21	1,165,111	0.05	0.05	0.05	0.05	6.03	32
(0.63)	9.77	6.85	1,052,499	0.05	0.05	0.05	0.05	5.81	49

Annual Report	March 31, 2010	23

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Long Duration Corporate Bond Portfolio
03/31/2010	$8.71	$0.62	$1.68	$2.30	$(0.44)	$(0.10)
12/22/2008 - 03/31/2009	10.00	0.14	(1.40)	(1.26)	(0.03)	0.00

Mortgage Portfolio
03/31/2010	$10.28	$0.63	$0.73	$1.36	$(0.78)	$(0.01)
03/31/2009	10.63	0.75	(0.38)	0.37	(0.72)	0.00
03/31/2008	10.45	0.60	0.15	0.75	(0.57)	0.00
03/31/2007	10.29	0.57	0.17	0.74	(0.58)	0.00
03/31/2006	10.39	0.49	(0.16)	0.33	(0.42)	(0.01)

Municipal Sector Portfolio
03/31/2010	$7.41	$0.43	$0.68	$1.11	$(0.44)	$0.00
03/31/2009	9.40	0.40	(1.92)	(1.52)	(0.47)	0.00
03/31/2008	10.53	0.48	(1.06)	(0.58)	(0.45)	(0.10)
03/31/2007	10.27	0.51	0.22	0.73	(0.47)	0.00
03/31/2006	10.14	0.46	0.14	0.60	(0.47)	0.00

Real Return Portfolio
03/31/2010	$8.55	$0.46	$0.52	$0.98	$(0.59)	$0.00
03/31/2009	11.35	0.26	(1.23)	(0.97)	(0.26)	(1.57)
03/31/2008	10.49	0.67	0.84	1.51	(0.65)	0.00
03/31/2007	10.46	0.42	0.11	0.53	(0.42)	(0.08)
03/31/2006	11.40	0.62	(0.48)	0.14	(0.76)	(0.32)

Short-Term Portfolio
03/31/2010	$7.36	$0.39	$1.43	$1.82	$(0.36)	$0.00
03/31/2009	9.19	0.43	(1.69)	(1.26)	(0.57)	0.00
03/31/2008	9.81	0.50	(0.61)	(0.11)	(0.51)	0.00
03/31/2007	9.72	0.52	0.02	0.54	(0.45)	0.00
03/31/2006	9.77	0.37	(0.01)	0.36	(0.41)	0.00

Short-Term Floating NAV Portfolio
03/31/2010	$10.01	$0.03	$0.01	$0.04	$(0.04)	$0.00
10/17/2008 - 03/31/2009	10.00	0.02	0.04	0.06	(0.05)	0.00

Short-Term Floating NAV Portfolio II
06/09/2009 - 03/31/2010	$10.00	$0.02	$0.01	$0.03	$(0.02)	$0.00

U.S. Government Sector Portfolio
03/31/2010	$9.29	$0.27	$1.02	$1.29	$(0.53)	$(0.51)
03/31/2009	12.96	0.45	0.53	0.98	(0.51)	(4.14)
03/31/2008	10.59	0.56	2.45	3.01	(0.64)	0.00
03/31/2007	10.38	0.53	0.19	0.72	(0.51)	0.00
03/31/2006	10.68	0.42	(0.30)	0.12	(0.40)	(0.02)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

24	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Waivers	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.54)	$10.47	26.73%	$3,886,734	0.05%	0.05%	0.05%	0.05%	6.07%	200%
(0.03)	8.71	(12.64)	267,186	0.10 *	0.17 *	0.05 *	0.12 *	5.67 *	73

$(0.79)	$10.85	13.66%	$5,554,742	0.13%	0.13%	0.05%	0.05%	5.84%	1,105%
(0.72)	10.28	3.75	10,215,177	0.97	0.97	0.05	0.05	7.28	1,002
(0.57)	10.63	7.40	13,802,040	1.25	1.25	0.05	0.05	5.72	604
(0.58)	10.45	7.32	9,284,142	0.26	0.26	0.05	0.05	5.52	668
(0.43)	10.29	3.16	13,131,692	0.05	0.05	0.05	0.05	4.70	616

$(0.44)	$8.08	15.17%	$828,575	0.13%	0.13%	0.05%	0.05%	5.35%	42%
(0.47)	7.41	(16.34)	958,402	0.48	0.48	0.05	0.05	4.92	77
(0.55)	9.40	(5.67)	389,284	1.43	1.43	0.05	0.05	4.81	46
(0.47)	10.53	7.26	267,835	1.25	1.25	0.05	0.05	4.87	79
(0.47)	10.27	5.98	371,200	0.90	0.90	0.05	0.05	4.45	49

$(0.59)	$8.94	11.80%	$282,676	0.08%	0.08%	0.05%	0.05%	5.31%	594%
(1.83)	8.55	(7.59)	950,253	0.10	0.10	0.05	0.05	2.70	1,242
(0.65)	11.35	15.04	700,395	0.05	0.05	0.05	0.05	6.31	954
(0.50)	10.49	5.21	912,909	0.05	0.05	0.05	0.05	3.97	561
(1.08)	10.46	1.07	964,745	0.05	0.05	0.05	0.05	5.48	414

$(0.36)	$8.82	25.14%	$1,217,876	0.09%	0.09%	0.05%	0.05%	4.72%	146%
(0.57)	7.36	(13.94)	1,436,199	0.39	0.39	0.05	0.05	5.01	202
(0.51)	9.19	(1.21)	3,464,321	0.53	0.53	0.05	0.05	5.20	317
(0.45)	9.81	5.67	5,475,245	0.18	0.18	0.05	0.05	5.27	121
(0.41)	9.72	3.71	1,383,307	0.05	0.05	0.05	0.05	3.75	205

$(0.04)	$10.01	0.46%	$35,523,113	0.00%	0.00%	0.00%	0.00%	0.31%	125%
(0.05)	10.01	0.41	5,586,486	0.00 *	0.00 *	0.00 *	0.00 *	0.35 *	N/A

$(0.02)	$10.01	0.30%	$2,794,627	0.05%*	0.05%*	0.05%*	0.05%*	0.24%*	82%

$(1.04)	$9.54	14.35%	$4,016,293	0.06%	0.06%	0.05%	0.05%	2.83%	656%
(4.65)	9.29	9.05	3,188,005	0.11	0.11	0.05	0.05	3.92	664
(0.64)	12.96	29.67	4,146,692	0.11	0.11	0.05	0.05	5.06	533
(0.51)	10.59	7.09	8,037,047	0.05	0.05	0.05	0.05	5.03	361
(0.42)	10.38	1.04	6,869,541	0.05	0.05	0.05	0.05	3.88	628

Annual Report	March 31, 2010	25

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Asset-Backed Securities Portfolio	Developing Local Markets Portfolio	Emerging Markets Portfolio	High Yield Portfolio	International Portfolio

Assets:
Investments, at value	$946,359	$700,855	$644,118	$366,548	$2,053,104
Investments in Affiliates, at value	4,749	27,978	44,490	800	550,123
Repurchase agreements, at value	1,507	499	303	1,930	5,247
Cash	2,118	0	5,441	30	1
Deposits with counterparty	0	0	0	0	0
Foreign currency, at value	0	1,514	979	18	34,018
Receivable for investments sold	96,772	65,965	812	540	395,920
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	0
Receivable for issuance of reverse repurchase agreements	0	0	0	0	0
Receivable for Portfolio shares sold	150	0	190	0	580
Interest and dividends receivable	3,785	8,403	9,426	6,470	26,927
Dividends receivable from Affiliates	1	11	15	0	139
Variation margin receivable	78	0	0	60	3,232
Swap premiums paid	2,606	0	6,304	0	25,163
Unrealized appreciation on foreign currency contracts	0	13,202	6,515	317	19,483
Unrealized appreciation on swap agreements	18,016	200	6,042	1,830	71,713
Other assets	0	0	0	0	0
	1,076,141	818,627	724,635	378,543	3,185,650

Liabilities:
Payable for reverse repurchase agreements	$210,901	$0	$0	$152	$0
Payable for investments purchased	194,130	51,001	5,685	10,504	385,940
Payable for investments in Affiliates purchased	1	11	15	0	139
Payable for investments purchased on a delayed-delivery basis	0	0	0	0	0
Payable for short sales	0	0	0	0	0
Deposits from counterparty	18,691	6,100	11,111	550	82,495
Payable for floating rate notes issued	0	0	0	0	0
Payable for Portfolio shares redeemed	540	12,300	3,795	140	12,070
Dividends payable	0	0	0	0	0
Overdraft due to custodian	0	50	0	0	0
Written options outstanding	0	6	0	35	10
Accrued related party fees	24	78	69	15	273
Reimbursement to Manager	0	0	0	0	0
Swap premiums received	66,641	0	3,298	1,875	3,356
Unrealized depreciation on foreign currency contracts	0	15,056	7,813	394	13,079
Unrealized depreciation on swap agreements	17,370	0	909	12	15,153
Other liabilities	0	0	37	0	0
	508,298	84,602	32,732	13,677	512,515

Net Assets	$567,843	$734,025	$691,903	$364,866	$2,673,135

Net Assets Consist of:
Paid in capital	$695,344	$794,854	$733,875	$524,112	$2,856,960
Undistributed (overdistributed) net investment income	9,142	44,866	(21,646)	17,712	85,595
Accumulated undistributed net realized gain (loss)	(27,689)	(106,402)	(44,776)	(190,356)	(279,981)
Net unrealized appreciation (depreciation)	(108,954)	707	24,450	13,398	10,561
	$567,843	$734,025	$691,903	$364,866	$2,673,135

Shares Issued and Outstanding:	58,616	129,473	69,044	48,795	595,912

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)	9.69	5.67	10.02	7.48	4.49

Cost of Investments Owned	$1,057,535	$698,931	$623,615	$357,030	$2,128,448
Cost of Investments in Affiliates Owned	$4,749	$27,978	$44,490	$800	$550,130
Cost of Repurchase Agreements Owned	$1,507	$499	$303	$1,930	$5,247
Cost of Foreign Currency Held	$0	$1,464	$955	$16	$33,858
Proceeds Received on Short Sales	$0	$0	$0	$0	$0
Premiums Received on Written Options	$0	$271	$0	$542	$880

26	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

Investment Grade Corporate Portfolio	Long Duration Corporate Bond Portfolio	Mortgage Portfolio	Municipal Sector Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Floating NAV Portfolio	Short-Term Floating NAV Portfolio II	U.S. Government Sector Portfolio

$4,646,339	$3,807,275	$9,310,291	$886,826	$348,131	$1,231,873	$28,933,851	$2,716,299	$4,642,197
22,796	71,301	85,794	0	181	278	0	0	118,643
4,597	12,233	1,764	210	2,548	0	6,974,251	150,475	98,749
2,595	3,925	0	0	0	429	9	0	1
0	0	24,552	0	15	0	0	0	13
0	1,660	0	0	480	0	0	3	0
16,037	80	6,710,789	0	49,527	3,296	0	0	97,220
0	15,861	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	628,000
1,310	17,000	4,470	190	0	930	0	0	1,260
69,754	62,264	20,769	11,526	1,909	5,676	35,493	2,949	26,483
7	13	7	0	0	9	0	0	42
781	1,235	400	0	47	0	0	0	4,442
1,045	2,076	30,291	0	25	0	0	0	9,042
0	320	0	0	384	0	0	0	0
10,845	4,871	46,831	0	458	7,751	0	0	7,320
0	0	0	36	0	0	0	0	0
4,776,106	4,000,114	16,235,958	898,788	403,705	1,250,242	35,943,604	2,869,726	5,633,412

$0	$0	$76,003	$0	$0	$10,500	$0	$0	$1,502,348
19,463	55,169	7,418,762	8,303	7,630	0	80,790	74,988	56,559
7	13	7	0	0	9	0	0	41
0	35,970	5,808	0	111,112	0	0	0	0
0	0	2,970,760	0	0	0	0	0	18,913
3,420	940	60,483	0	490	3,670	0	0	15,621
0	0	0	61,073	0	0	0	0	0
9,000	14,500	5,700	700	0	700	339,700	0	5,120
0	0	0	0	0	0	0	6	0
0	0	15,599	0	0	0	0	0	0
0	3,014	203	0	247	0	0	0	18,345
200	156	236	35	12	54	0	102	172
0	6	0	0	0	0	0	3	0
1,355	2,819	78,568	0	1,252	12,422	0	0	0
0	144	0	0	128	0	0	0	0
6,889	649	49,087	0	137	5,011	0	0	0
5	0	0	102	21	0	1	0	0
40,339	113,380	10,681,216	70,213	121,029	32,366	420,491	75,099	1,617,119

$4,735,767	$3,886,734	$5,554,742	$828,575	$282,676	$1,217,876	$35,523,113	$2,794,627	$4,016,293

$4,655,764	$3,752,172	$5,445,173	$807,505	$273,950	$1,670,636	$35,519,376	$2,794,234	$4,054,692
31,211	21,146	21,415	4,957	3,385	7,213	0	0	12,959
(215,399)	2,742	118,018	(25,143)	(2,451)	(293,294)	2,538	190	53,233
264,191	110,674	(29,864)	41,256	7,792	(166,679)	1,199	203	(104,591)
$4,735,767	$3,886,734	$5,554,742	$828,575	$282,676	$1,217,876	$35,523,113	$2,794,627	$4,016,293

459,915	371,208	511,838	102,522	31,608	138,134	3,547,668	279,252	420,894

10.30	10.47	10.85	8.08	8.94	8.82	10.01	10.01	9.54

$4,385,470	$3,707,285	$9,344,305	$835,967	$341,791	$1,401,294	$28,932,652	$2,716,096	$4,795,333
$22,796	$71,301	$85,794	$0	$181	$278	$0	$0	$118,643
$4,597	$12,233	$1,764	$210	$2,548	$0	$6,974,251	$150,475	$98,749
$0	$1,657	$0	$0	$477	$0	$0	$3	$0
$0	$0	$2,965,568	$0	$0	$0	$0	$0	$19,009
$0	$7,208	$11,636	$0	$994	$0	$0	$0	$34,586

Annual Report	March 31, 2010	27

Statements of Operations

Year Ended March 31, 2010
(Amounts in thousands)	Asset-Backed Securities Portfolio	Developing Local Markets Portfolio	Emerging Markets Portfolio	High Yield Portfolio	International Portfolio

Investment Income:
Interest, net of foreign taxes*	$28,066	$21,213	$39,186	$34,194	$47,220
Dividends	0	0	0	217	0
Dividends from Affiliate investments	34	238	189	19	832
Miscellaneous income	0	0	0	0	28
Total Income	28,100	21,451	39,375	34,430	48,080

Expenses:
Investment advisory fees	111	118	128	77	393
Supervisory and administrative fees	167	592	639	115	1,967
Trustees’ fees	2	2	2	1	5
Organization costs	0	0	0	0	0
Interest expense	1,063	20	10	36	116
Miscellaneous expense	5	8	2	2	7
Total Expenses	1,348	740	781	231	2,488
Reimbursement by Manager	0	0	0	0	0
Net Expenses	1,348	740	781	231	2,488

Net Investment Income	26,752	20,711	38,594	34,199	45,592

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(2,086)	18,038	(10,979)	(5,779)	1,020
Net realized gain (loss) on Affiliate investments	11	34	37	7	(2)
Net realized gain (loss) on futures contracts, written options and swaps	(21,780)	5,754	4,164	(10,122)	195,115
Net realized gain (loss) on foreign currency transactions	0	25,574	(72,953)	(780)	9,220
Net change in unrealized appreciation (depreciation) on investments	146,525	18,014	112,490	140,740	99,516
Net change in unrealized (depreciation) on Affiliate investments	0	0	0	0	(8)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	52,649	(4,433)	20,162	21,005	(81,773)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	19,437	20,178	594	17,671
Net Gain	175,319	82,418	73,099	145,665	240,759

Net Increase in Net Assets Resulting from Operations	$202,071	$103,129	$111,693	$179,864	$286,351

* Foreign tax withholdings	$0	$3	$44	$0	$0

(1)	Period from June 9, 2009 to March 31, 2010.

28	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Investment Grade Corporate Portfolio	Long Duration Corporate Bond Portfolio	Mortgage Portfolio	Municipal Sector Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Floating NAV Portfolio	Short-Term Floating NAV Portfolio II (1)	U.S. Government Sector Portfolio

$267,611	$105,559	$548,371	$50,931	$28,911	$68,862	$33,315	$2,132	$102,708
2,388	67	832	0	30	15	0	0	0
471	171	740	0	23	108	0	0	1,316
0	1	0	0	1	0	0	0	0
270,470	105,798	549,943	50,931	28,965	68,985	33,315	2,132	104,024

858	343	1,844	186	108	287	0	146	720
1,287	514	2,766	279	162	430	0	218	1,080
10	2	27	2	2	5	0	0	9
0	0	0	0	0	0	0	16	0
75	18	7,495	766	146	531	61	6	294
16	12	50	4	2	5	1	3	16
2,246	889	12,182	1,237	420	1,258	62	389	2,119
0	0	0	0	0	0	0	(12)	0
2,246	889	12,182	1,237	420	1,258	62	377	2,119

268,224	104,909	537,761	49,694	28,545	67,727	33,253	1,755	101,905

5,333	31,313	200,557	19,839	54,202	(82,711)	5,038	249	(59,482)
132	20	39	0	3	61	0	0	7
(43,563)	385	(83,695)	(5,369)	5,079	(25,121)	0	0	657,282
0	1,092	0	0	(1,250)	0	0	0	0
1,104,423	107,567	423,145	62,456	(23,124)	327,166	(207)	203	92,197
(6)	0	0	0	0	(5)	0	0	(6)
104,389	9,794	159,028	7,968	(4,065)	39,885	0	0	(320,238)
0	184	0	0	815	0	0	0	0
1,170,708	150,355	699,074	84,894	31,660	259,275	4,831	452	369,760

$1,438,932	$255,264	$1,236,835	$134,588	$60,205	$327,002	$38,084	$2,207	$471,665

$1	$0	$0	$0	$0	$0	$1	$0	$0

Annual Report	March 31, 2010	29

Statements of Changes in Net Assets

	Asset-Backed Securities Portfolio		Developing Local Markets Portfolio		Emerging Markets Portfolio

(Amounts in thousands)	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$26,752	$55,548	$20,711	$15,701	$38,594	$70,665
Net realized gain (loss)	(23,866)	50,965	49,366	(53,796)	(79,768)	(95,382)
Net realized gain (loss) on Affiliate investments	11	2	34	0	37	(4)
Net change in unrealized appreciation (depreciation)	199,174	(299,274)	33,018	(65,136)	152,830	(123,584)
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	1	0	0	0	1
Net increase (decrease) resulting from operations	202,071	(192,758)	103,129	(103,231)	111,693	(148,304)

Distributions to Shareholders:
From net investment income	(20,995)	(68,896)	(53,336)	(11,251)	0	(51,630)
From net realized capital gains	(10,995)	(43,234)	0	(27,027)	0	(7,735)
Tax basis return of capital	0	0	0	0	(969)	0

Total Distributions	(31,990)	(112,130)	(53,336)	(38,278)	(969)	(59,365)

Portfolio Share Transactions:
Receipts for shares sold	103,320	213,752	765,429	635,612	234,456	312,650
Issued as reinvestment of distributions	31,689	110,957	42,252	35,376	957	58,594
Cost of shares redeemed	(248,128)	(611,113)	(199,723)	(1,318,306)	(342,631)	(1,209,681)
Net increase (decrease) resulting from Portfolio share transactions	(113,119)	(286,404)	607,958	(647,318)	(107,218)	(838,437)

Total Increase (Decrease) in Net Assets	56,962	(591,292)	657,751	(788,827)	3,506	(1,046,106)

Net Assets:
Beginning of year or period	510,881	1,102,173	76,274	865,101	688,397	1,734,503
End of year*	$567,843	$510,881	$734,025	$76,274	$691,903	$688,397

*Including undistributed (overdistributed) net investment income of:	$9,142	$(23)	$44,866	$7,586	$(21,646)	$(59,401)

30	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

High Yield Portfolio		International Portfolio		Investment Grade Corporate Portfolio		Long Duration Corporate Bond Portfolio

Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Period from December 22, 2008 to March 31, 2009

$34,199	$69,987	$45,592	$75,281	$268,224	$275,981	$104,909	$1,336
(16,681)	(163,248)	205,355	174,158	(38,230)	(212,821)	32,790	(1,152)
7	6	(2)	54	132	9	20	5
162,339	(97,502)	35,414	(278,728)	1,208,812	(962,534)	117,545	(6,871)
0	0	(8)	0	(6)	7	0	0
179,864	(190,757)	286,351	(29,235)	1,438,932	(899,358)	255,264	(6,682)

(35,421)	(62,462)	(290,862)	(74,954)	(281,185)	(191,827)	(89,873)	(402)
0	(26,151)	0	0	0	0	(23,745)	0
0	0	0	0	0	0	0	0

(35,421)	(88,613)	(290,862)	(74,954)	(281,185)	(191,827)	(113,618)	(402)

3,324	109,935	1,200,601	212,358	1,634,342	3,341,126	3,745,932	288,898
35,028	87,398	286,204	72,820	275,516	188,162	112,918	402
(195,617)	(851,677)	(648,333)	(1,634,797)	(2,031,973)	(2,488,779)	(380,948)	(15,030)
(157,265)	(654,344)	838,472	(1,349,619)	(122,115)	1,040,509	3,477,902	274,270

(12,822)	(933,714)	833,961	(1,453,808)	1,035,632	(50,676)	3,619,548	267,186

377,688	1,311,402	1,839,174	3,292,982	3,700,135	3,750,811	267,186	0
$364,866	$377,688	$2,673,135	$1,839,174	$4,735,767	$3,700,135	$3,886,734	$267,186

$17,712	$19,122	$85,595	$179,521	$31,211	$34,784	$21,146	$925

Annual Report	March 31, 2010	31

Statements of Changes in Net Assets  (Cont.)

	Mortgage Portfolio		Municipal Sector Portfolio		Real Return Portfolio

(Amounts in thousands)	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$537,761	$914,361	$49,694	$23,738	$28,545	$16,798
Net realized gain (loss)	116,862	79,724	14,470	(32,870)	58,031	(54,452)
Net realized gain on Affiliate investments	39	17	0	0	3	4
Net change in unrealized appreciation (depreciation)	582,173	(679,484)	70,424	(19,250)	(26,374)	30,258
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	0	0	0	0
Net increase (decrease) resulting from operations	1,236,835	314,618	134,588	(28,382)	60,205	(7,392)

Distributions to Shareholders:
From net investment income	(694,065)	(881,081)	(48,743)	(24,191)	(27,786)	(12,594)
From net realized capital gains	(13,305)	0	0	0	0	(56,917)

Total Distributions	(707,370)	(881,081)	(48,743)	(24,191)	(27,786)	(69,511)

Portfolio Share Transactions:
Receipts for shares sold	2,393,871	3,823,862	274,005	787,708	61,361	627,829
Issued as reinvestment of distributions	695,640	862,534	48,297	23,941	27,643	69,477
Cost of shares redeemed	(8,279,411)	(7,706,796)	(537,974)	(189,958)	(789,000)	(370,545)
Net increase (decrease) resulting from Portfolio share transactions	(5,189,900)	(3,020,400)	(215,672)	621,691	(699,996)	326,761

Total Increase (Decrease) in Net Assets	(4,660,435)	(3,586,863)	(129,827)	569,118	(667,577)	249,858

Net Assets:
Beginning of year or period	10,215,177	13,802,040	958,402	389,284	950,253	700,395
End of year or period*	$5,554,742	$10,215,177	$828,575	$958,402	$282,676	$950,253

*Including undistributed (overdistributed) net investment income of:	$21,415	$203,613	$4,957	$3,841	$3,385	$(1,145)

32	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Short-Term Portfolio		Short-Term Floating NAV Portfolio		Short-Term Floating NAV Portfolio II	U.S. Government Sector Portfolio

Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Period from October 17, 2008 to March 31, 2009	Period from June 9, 2009 to March 31, 2010	Year Ended March 31, 2010	Year Ended March 31, 2009

$67,727	$130,305	$33,253	$2,956	$1,755	$101,905	$134,738
(107,832)	(72,119)	5,038	174	249	597,800	139,583
61	1	0	0	0	7	8
367,051	(386,923)	(207)	1,406	203	(228,041)	1,444
(5)	5	0	0	0	(6)	6
327,002	(328,731)	38,084	4,536	2,207	471,665	275,779

(62,242)	(155,269)	(33,311)	(2,956)	(1,755)	(195,912)	(159,608)
0	0	(2,599)	(17)	(59)	(180,704)	(995,399)

(62,242)	(155,269)	(35,910)	(2,973)	(1,814)	(376,616)	(1,155,007)

759,234	951,575	124,370,800	19,830,900	7,968,300	2,125,246	1,329,111
61,049	152,391	35,910	2,973	1,792	371,676	1,134,546
(1,303,366)	(2,648,088)	(94,472,257)	(14,248,950)	(5,175,858)	(1,763,683)	(2,543,116)
(483,083)	(1,544,122)	29,934,453	5,584,923	2,794,234	733,239	(79,459)

(218,323)	(2,028,122)	29,936,627	5,586,486	2,794,627	828,288	(958,687)

1,436,199	3,464,321	5,586,486	0	0	3,188,005	4,146,692
$1,217,876	$1,436,199	$35,523,113	$5,586,486	$2,794,627	$4,016,293	$3,188,005

$7,213	$9,793	$0	$0	$0	$12,959	$12,439

Annual Report	March 31, 2010	33

Statement of Cash Flows

Year Ended March 31, 2010
(Amounts in thousands)	Asset-Backed Securities Portfolio

Decrease in Cash from:

Cash flows provided by operating activities:

Net increase in net assets resulting from operations (excluding interest expense)	$203,134

Adjustments to reconcile net increase in net assets from operations to net provided by operating activities:
Purchases of long-term securities	(2,946,829)
Proceeds from sales of long-term securities	2,890,495
Proceeds from sales of short-term portfolio investments, net	145,152
Increase in receivable for investments sold	(88,592)
Increase in interest and dividends receivable	(631)
Increase in swap premiums paid	(51,840)
Increase in payable for investments purchased	70,766
Increase in related party fees	3
Proceeds from futures transactions	1,497
Payment for short sale transactions	(5,250)
Change in unrealized appreciation on investments	(199,174)
Net realized loss on investments	23,855
Net amortization on investments	(1,940)
Net cash provided by operating activities	40,646

Cash flows used for financing activities:
Proceeds from shares sold	104,090
Payment on shares redeemed	(248,770)
Cash dividend paid*	(301)
Net borrowing from reverse repurchase agreements	91,876
Interest expense paid	(1,063)
Increase in payable to counterparty	8,850
Net cash used for financing activities	(45,318)

Net Decrease in Cash	(4,672)

Cash:
Beginning of year	6,790
End of year	$2,118

* Reinvestment of dividends	$31,689

34	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments  Asset-Backed Securities Portfolio

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 4.0%

American International Group, Inc.
5.850% due 01/16/2018 (f)	$3,000	$2,791

Charlotte Gateway Village LLC
6.410% due 12/01/2016	1,421	1,274

CVS Pass-Through Trust
5.880% due 01/10/2028	1,792	1,754

General Electric Capital Corp.
6.875% due 01/10/2039	1,000	1,082

Masco Corp.
5.875% due 07/15/2012 (f)	5,000	5,231

Northwest Airlines, Inc.
0.729% due 02/06/2015	1,440	1,065

Preferred Term Securities XIII Ltd.
0.803% due 03/24/2034	2,063	1,300

Prudential Financial, Inc.
6.625% due 12/01/2037 (f)	1,000	1,052

Times Square Hotel Trust
8.528% due 08/01/2026 (f)	6,851	5,510

United Airlines, Inc.
6.636% due 01/02/2024 (f)	1,779	1,646

Total Corporate Bonds & Notes (Cost $25,419)		22,705

MUNICIPAL BONDS & NOTES 0.5%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,835	3,049

Total Municipal Bonds & Notes (Cost $3,607)		3,049

U.S. GOVERNMENT AGENCIES 38.9%

Fannie Mae
0.359% due 03/25/2036	364	330
0.469% due 08/25/2031 - 05/25/2032	497	450
0.579% due 12/25/2016 - 11/25/2032	23	23
0.629% due 06/25/2029 - 05/18/2032	508	512
0.632% due 11/17/2030	115	115
0.650% due 09/17/2027	7	7
0.679% due 10/25/2030 - 02/25/2033	529	534
0.700% due 06/25/2021 - 10/25/2021	87	88
0.729% due 05/25/2023 (f)	639	640
0.729% due 08/25/2031	904	905
0.739% due 10/25/2031	71	72
0.750% due 01/25/2020 - 03/25/2022	159	159
0.779% due 12/18/2031	614	618
0.800% due 12/25/2021	148	148
0.829% due 11/18/2031	24	24
0.879% due 11/25/2031	438	441
0.950% due 04/25/2022	22	23
1.000% due 05/25/2022	48	48
1.100% due 05/25/2018 - 10/25/2020	121	122
1.150% due 08/25/2023	70	71
1.229% due 04/25/2032	45	46
1.250% due 12/25/2023	88	89
1.400% due 10/25/2022 - 09/25/2023	244	249
1.450% due 01/25/2024	482	490
1.627% due 02/01/2033 (f)	576	591
1.671% due 07/01/2042 - 10/01/2044 (f)	518	516
1.671% due 03/01/2044	15	16
1.750% due 12/25/2023	110	110

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.871% due 11/01/2030	$42	$42
1.871% due 10/01/2040 (f)	125	125
1.897% due 09/01/2033	25	26
1.999% due 02/01/2035 (f)	413	424
2.044% due 08/01/2033 (f)	157	161
2.106% due 07/01/2034 (f)	379	391
2.184% due 01/01/2035 (f)	259	262
2.385% due 10/01/2033 (f)	209	213
2.390% due 02/01/2035 (f)	65	66
2.442% due 11/01/2035	29	29
2.494% due 02/01/2035 (f)	118	120
2.499% due 01/01/2035 (f)	70	71
2.538% due 04/01/2032 (f)	82	85
2.568% due 11/01/2034 (f)	119	122
2.578% due 02/01/2035 (f)	355	366
2.590% due 12/01/2034 (f)	842	853
2.591% due 01/01/2035 (f)	344	349
2.594% due 11/01/2032 (f)	198	205
2.600% due 08/01/2033 (f)	117	121
2.622% due 06/01/2035 (f)	319	328
2.632% due 10/01/2032	34	35
2.650% due 01/01/2033 (f)	52	53
2.667% due 05/01/2034 (f)	136	140
2.690% due 01/01/2035 (f)	407	419
2.733% due 06/01/2035 (f)	268	272
2.752% due 12/01/2032 (f)	307	317
2.796% due 01/01/2033 (f)	206	209
2.815% due 03/01/2029	18	19
2.835% due 11/01/2034 (f)	1,678	1,756
2.854% due 09/01/2030	41	42
2.918% due 11/01/2024 (f)	102	106
2.926% due 11/01/2034	11	11
2.927% due 09/01/2033	31	33
2.947% due 03/01/2030	19	20
3.023% due 10/01/2034	32	33
3.035% due 08/01/2032	37	38
3.078% due 10/01/2026 (f)	137	139
3.078% due 11/01/2040	24	24
3.095% due 04/01/2018	15	15
3.146% due 09/01/2035 (f)	673	702
3.161% due 10/01/2033 (f)	728	758
3.172% due 11/01/2034 (f)	256	266
3.181% due 09/01/2033	5	5
3.190% due 03/01/2027 (f)	56	58
3.208% due 10/01/2035 (f)	220	230
3.210% due 12/25/2021	13	13
3.215% due 05/01/2031	14	14
3.239% due 12/01/2033	5	5
3.250% due 09/01/2032	26	27
3.259% due 10/01/2033	17	18
3.280% due 06/01/2033 - 03/01/2036 (f)	430	436
3.295% due 05/25/2035 (f)	1,356	1,354
3.385% due 09/01/2033 (f)	124	128
3.407% due 01/01/2036 (f)	1,041	1,082
3.415% due 09/01/2033 (f)	142	147
3.430% due 03/01/2032 (f)	69	70
3.441% due 07/01/2033 (f)	74	77
3.455% due 03/01/2036 (f)	261	266
3.487% due 07/01/2034 (f)	70	71
3.534% due 04/01/2033 (f)	67	69
3.609% due 03/01/2035 (f)	56	57
3.620% due 03/01/2035 (f)	152	153
3.621% due 04/01/2034 (f)	360	366
3.670% due 05/01/2035 (f)	635	655
3.694% due 05/01/2025	44	45
3.833% due 04/01/2034	20	21
3.848% due 03/01/2033	7	7
3.875% due 09/01/2015 - 01/01/2029	232	236
3.910% due 07/01/2033 (f)	52	53
3.965% due 05/01/2033 (f)	200	207
3.990% due 05/01/2036 (f)	133	135
4.000% due 06/01/2010 (f)	133	133
4.000% due 08/25/2018 - 11/25/2033	268	264

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.006% due 04/01/2035 (f)	$253	$261
4.093% due 09/01/2033 (f)	74	77
4.133% due 04/01/2035 (f)	228	236
4.157% due 09/01/2033 (f)	117	122
4.159% due 05/01/2036 (f)	243	249
4.220% due 10/01/2031 (f)	53	55
4.250% due 10/01/2027 - 03/25/2033	25	26
4.456% due 10/01/2018 (f)	630	659
4.500% due 01/01/2011 (f)	174	177
4.500% due 09/25/2018	19	19
4.697% due 05/01/2035 (f)	285	297
4.744% due 03/01/2035 (f)	142	149
4.839% due 09/01/2035 (f)	968	1,006
4.880% due 02/01/2018	9	9
4.889% due 06/01/2033 (f)	151	156
4.903% due 06/01/2035 (f)	659	682
5.000% due 09/25/2014 - 06/01/2040	4,018	4,136
5.000% due 04/01/2035 (f)	475	490
5.005% due 03/01/2019	21	21
5.028% due 07/01/2035 (f)	125	129
5.040% due 12/01/2017	12	12
5.097% due 06/01/2033 (f)	48	50
5.108% due 08/01/2035 (f)	197	207
5.135% due 12/01/2036 (f)	231	241
5.145% due 08/01/2018	32	32
5.155% due 01/01/2015	22	22
5.163% due 04/01/2036 (f)	463	485
5.186% due 04/01/2037 (f)	322	339
5.223% due 12/01/2014	8	8
5.293% due 12/01/2035 (f)	67	69
5.370% due 08/25/2043	811	848
5.433% due 01/01/2037 (f)	108	113
5.500% due 04/25/2017 - 05/01/2040	88,125	92,504
5.500% due 08/01/2018 - 09/25/2035 (f)	3,060	3,118
5.674% due 05/01/2036 (f)	86	89
5.743% due 12/01/2036 (f)	218	229
5.744% due 04/01/2036 (f)	237	247
5.850% due 09/16/2028	21	21
5.878% due 12/01/2036 (f)	229	240
6.000% due 03/25/2016	81	86
6.147% due 04/01/2036	30	31
6.180% due 11/01/2019	24	25
6.250% due 02/01/2011 (f)	443	453
6.440% due 07/01/2036 (e)(f)	742	802
6.500% due 12/25/2023 - 06/25/2028	271	297
6.510% due 08/01/2036 (e)(f)	1,055	1,148
6.541% due 05/25/2037 (b)	10,474	1,243
6.770% due 01/18/2029	159	164
7.000% due 02/01/2019 (f)	125	137
7.000% due 07/25/2042	12	13
7.500% due 08/25/2021 - 07/25/2022	192	209
7.875% due 11/01/2018	14	16
8.000% due 03/25/2021	177	201
8.500% due 05/01/2017 - 03/01/2029	103	116
8.500% due 09/01/2022 (e)	94	108
8.500% due 04/01/2030 - 04/01/2032 (f)	198	231
9.375% due 04/01/2016 (e)	121	142
15.350% due 08/25/2021	70	90

Farmer Mac
7.537% due 01/25/2012	289	289

Federal Housing Administration
7.430% due 03/01/2021	4	4

Freddie Mac
0.160% due 05/04/2011 (e)	10,022	10,031
0.179% due 08/05/2011 (e)	108	108
0.311% due 04/01/2011 (e)	42,113	42,167
0.324% due 03/09/2011 (e)	447	448

See Accompanying Notes	Annual Report	March 31, 2010	35

Schedule of Investments  Asset-Backed Securities Portfolio   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.480% due 10/15/2032 - 07/15/2034	$641	$647
0.489% due 08/25/2031	179	170
0.580% due 12/15/2029	49	49
0.589% due 10/25/2029	2	2
0.680% due 08/15/2029 - 12/15/2031	236	236
0.700% due 02/15/2024 - 09/15/2026	189	189
0.750% due 05/15/2023	181	181
0.780% due 08/15/2029 - 08/15/2031	448	449
0.800% due 04/15/2022	13	13
0.900% due 03/15/2020	47	47
0.950% due 06/15/2022	50	50
1.200% due 02/15/2021	20	20
1.252% due 05/15/2023	91	88
1.350% due 05/15/2023	28	28
1.681% due 10/25/2044 (f)	774	742
1.681% due 02/25/2045	56	53
1.875% due 02/01/2017	6	6
1.881% due 07/25/2044	2,073	1,990
2.375% due 02/01/2035 (f)	320	324
2.483% due 02/01/2035 (f)	115	117
2.605% due 03/01/2035 (f)	219	224
2.607% due 03/01/2034 (f)	121	124
2.609% due 10/01/2034 (f)	101	103
2.613% due 12/01/2035 (f)	236	240
2.619% due 02/01/2035 (f)	181	186
2.622% due 12/01/2033 (f)	198	205
2.628% due 01/01/2035 (f)	395	402
2.635% due 02/01/2035 (f)	530	548
2.662% due 11/01/2034 (f)	177	183
2.705% due 03/01/2028	16	16
2.725% due 11/01/2034 (f)	146	150
2.744% due 09/01/2033 (f)	205	209
2.785% due 04/01/2035 (f)	592	610
2.798% due 01/01/2035	26	27
2.826% due 02/01/2035 (f)	114	116
2.841% due 10/01/2033	11	11
2.902% due 02/01/2035 (f)	52	53
2.911% due 11/01/2023	8	8
2.921% due 01/01/2035 (f)	95	97
2.940% due 11/01/2029 (f)	301	307
2.967% due 01/01/2035 (f)	663	681
2.995% due 11/01/2035 (f)	274	282
3.000% due 10/15/2022	31	32
3.033% due 02/01/2026	17	17
3.052% due 02/01/2022	13	13
3.058% due 03/01/2030 (f)	48	49
3.067% due 04/01/2034 (f)	86	88
3.090% due 09/25/2023 - 03/01/2032 (f)	1,036	1,048
3.105% due 08/01/2029	2	2
3.137% due 09/01/2028	31	33
3.149% due 01/01/2032	16	17
3.151% due 11/01/2027 (f)	110	113
3.168% due 06/01/2035 (f)	804	847
3.172% due 03/01/2025 (f)	80	83
3.220% due 08/01/2032	9	10
3.223% due 04/01/2033	13	13
3.236% due 12/01/2024 (f)	267	274
3.260% due 04/01/2032 (f)	185	191
3.261% due 08/01/2023	28	29
3.316% due 11/01/2024 (f)	244	250
3.342% due 12/01/2033 (f)	561	574
3.390% due 08/01/2035 (f)	811	845
3.455% due 08/01/2030 (f)	95	97
3.663% due 03/01/2033	21	22
3.796% due 06/01/2034 (f)	956	993
4.000% due 10/15/2033	258	250
4.086% due 04/01/2032 (f)	130	134
4.285% due 01/01/2035 (f)	145	150
4.399% due 04/01/2035 (f)	688	705
4.500% due 08/01/2010 (f)	162	164

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 08/15/2017 - 11/15/2025	$262	$266
4.685% due 09/01/2035 (f)	242	251
4.858% due 09/01/2035 (f)	82	86
5.000% due 02/15/2011 - 02/15/2036	819	800
5.013% due 12/01/2035 (f)	510	528
5.068% due 05/01/2035 (f)	401	413
5.125% due 01/01/2036 (f)	365	379
5.180% due 09/01/2035 (f)	251	259
5.223% due 11/01/2034 (f)	503	520
5.251% due 09/01/2035 (f)	42	44
5.345% due 04/01/2036 (f)	262	277
5.421% due 07/01/2037 (f)	121	126
5.453% due 02/01/2036 (f)	80	82
5.491% due 05/01/2026	44	45
5.500% due 05/15/2036	123	128
5.561% due 04/01/2036 (f)	85	89
5.727% due 03/01/2036 (f)	784	828
5.821% due 08/01/2031 (f)	236	247
5.972% due 04/01/2035 (f)	188	192
6.500% due 10/15/2013 - 07/25/2043	152	166
6.500% due 05/15/2029 - 09/01/2031 (f)	2,654	2,897
6.950% due 07/15/2021	471	524
7.000% due 05/15/2021 - 06/15/2029	278	307
7.000% due 03/01/2031 - 08/01/2032 (f)	543	609
7.500% due 02/15/2023 - 01/15/2031	47	51
8.000% due 03/15/2023	84	84
9.250% due 11/15/2019	14	16
9.500% due 04/15/2020	18	19
16.740% due 09/15/2014	16	18

Ginnie Mae
0.629% due 02/20/2029 - 09/20/2030	266	266
0.650% due 03/16/2029	147	147
0.800% due 10/16/2029	133	133
2.875% due 11/20/2031	20	20
3.125% due 10/20/2026 - 10/20/2029 (f)	105	106
3.125% due 12/20/2027 - 10/20/2033	46	47
3.625% due 09/20/2018 - 08/20/2029	57	59
3.625% due 07/20/2029 - 09/20/2033 (f)	851	877
4.000% due 04/20/2016	13	13
4.000% due 01/20/2033 - 01/20/2034 (f)	754	779
4.250% due 02/20/2030	3	3
4.250% due 02/20/2030 (f)	152	158
4.375% due 04/20/2017 - 05/20/2032	112	115
4.375% due 06/20/2021 - 04/20/2033 (f)	482	501
4.500% due 05/20/2016 - 04/20/2019	19	20

Total U.S. Government Agencies (Cost $218,227)		220,715

U.S. TREASURY OBLIGATIONS 17.6%

U.S. Treasury Notes
1.000% due 07/31/2011 (g)	621	624
1.000% due 08/31/2011 (e)	304	306
1.000% due 09/30/2011 (e)	8,629	8,667
1.000% due 10/31/2011 (e)	262	263
3.125% due 10/31/2016 (f)	90,100	89,783

Total U.S. Treasury Obligations (Cost $100,598)		99,643

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 51.9%

Adjustable Rate Mortgage Trust
3.126% due 03/25/2035	$7,853	$7,132
5.041% due 11/25/2035 (f)	3,960	3,736
5.343% due 11/25/2035	1,618	1,224

American General Mortgage Loan Trust
5.150% due 03/25/2040	5,000	4,999

American Home Mortgage Assets
0.439% due 10/25/2046	3,542	1,783
1.391% due 11/25/2046	2,381	1,116

American Home Mortgage Investment Trust
2.229% due 02/25/2045	370	290
2.394% due 06/25/2045	273	205

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	260	267

Banc of America Funding Corp.
6.030% due 01/20/2047	71	50

Banc of America Mortgage Securities, Inc.
3.350% due 12/25/2033	551	486
3.529% due 11/25/2034	359	304
3.620% due 02/25/2033	144	122
3.718% due 05/25/2033	342	311
3.832% due 08/25/2034	429	394
4.123% due 07/25/2033	516	472
4.149% due 06/25/2034	470	431
4.584% due 11/25/2033	183	171
4.861% due 10/25/2035	972	803
6.500% due 09/25/2033	149	153

Bear Stearns Adjustable Rate Mortgage Trust
3.048% due 11/25/2030	33	29
3.059% due 04/25/2034	1,159	1,041
3.399% due 02/25/2033	26	22
3.408% due 05/25/2034	40	36
3.537% due 02/25/2034	995	847
3.553% due 01/25/2034	260	246
3.610% due 04/25/2034	2,261	1,951
3.680% due 04/25/2034	318	268
3.840% due 10/25/2034	348	268
3.912% due 10/25/2034	333	223
4.138% due 07/25/2034	3	3
4.330% due 10/25/2035	7,810	7,644
4.409% due 05/25/2033	958	612
4.457% due 08/25/2033	85	81
4.625% due 10/25/2035	508	448
4.631% due 05/25/2034	126	114
5.394% due 05/25/2047	3,031	2,105
5.726% due 02/25/2036	2,258	1,495
5.730% due 02/25/2036	632	462

Bear Stearns Alt-A Trust
2.734% due 03/25/2035	282	197
3.033% due 12/25/2033	1,480	1,314
3.478% due 05/25/2035	106	76
3.854% due 08/25/2036	1,652	867
5.063% due 02/25/2036	41	22
5.652% due 01/25/2036	1,913	1,078
6.250% due 08/25/2036	4,644	2,200

Bear Stearns Commercial Mortgage Securities
0.340% due 03/15/2019	3,878	3,482
0.880% due 03/15/2019	2,500	1,315

Bear Stearns Mortgage Securities, Inc.
3.352% due 06/25/2030	134	131

Bear Stearns Structured Products, Inc.
1.229% due 03/25/2037	752	658
5.603% due 01/26/2036	3,076	1,900
5.624% due 12/26/2046	2,027	1,247

Bella Vista Mortgage Trust
0.479% due 05/20/2045	137	79

Carey Commercial Mortgage Trust
5.970% due 09/20/2019	1,248	1,276

36	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CBA Commercial Small Balance Commercial Mortgage
0.509% due 12/25/2036	$675	$454

CC Mortgage Funding Corp.
0.830% due 01/25/2035	1,335	538

Chase Commercial Mortgage Securities Corp.
6.650% due 07/15/2032	1,000	978

Chase Mortgage Finance Corp.
5.000% due 11/25/2033	235	233
5.398% due 01/25/2036	378	144

Citicorp Mortgage Securities, Inc.
2.561% due 11/25/2018	33	32
5.000% due 12/25/2033	14	14

Citigroup Mortgage Loan Trust, Inc.
0.559% due 12/25/2034	763	662
1.029% due 08/25/2035	562	388
2.990% due 12/25/2035	166	151
3.462% due 09/25/2034	2,974	2,664
4.584% due 08/25/2035	737	635
4.700% due 12/25/2035	444	407

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	480	348

Commercial Mortgage Pass-Through Certificates
0.448% due 02/05/2019	360	332
5.479% due 02/05/2019	3,000	2,685
5.570% due 02/05/2019	2,000	1,407
8.314% due 08/15/2033	1,500	1,470

Community Program Loan Trust
4.500% due 10/01/2018	2,273	2,286
4.500% due 04/01/2029	500	453

Countrywide Alternative Loan Trust
0.309% due 09/20/2046	162	161
0.419% due 09/25/2046	2,151	1,025
0.419% due 11/25/2046	170	84
0.424% due 12/20/2046	7,133	3,690
0.429% due 07/20/2046	3,580	1,414
0.439% due 03/20/2046	1,133	589
0.439% due 07/20/2046	3,119	1,234
0.479% due 05/25/2035	477	258
0.499% due 02/25/2036	424	234
0.509% due 12/25/2035	675	440
0.519% due 11/25/2035	172	95
0.539% due 10/25/2035	245	131
0.549% due 11/20/2035	1,184	687
0.559% due 10/25/2035	204	115
0.629% due 03/25/2034	73	69
0.729% due 05/25/2035	1,606	1,207
0.729% due 09/25/2047	104	18
0.999% due 11/25/2035	7,527	4,084
1.382% due 08/25/2046	4,835	2,539
1.471% due 02/25/2036	1,860	1,019
4.250% due 03/25/2034	763	766
4.250% due 02/25/2035	736	703
5.500% due 08/25/2034	1,391	1,357
5.500% due 03/25/2036	226	143
5.750% due 03/25/2037	1,500	940
5.849% due 02/25/2037	3,286	2,289
6.000% due 10/25/2032	13	11
6.058% due 08/25/2036	551	543
6.250% due 08/25/2037	960	522
6.500% due 11/25/2031	534	498

Countrywide Home Loan Mortgage Pass-Through Trust
0.519% due 04/25/2035	162	92
0.529% due 03/25/2035	129	73
0.549% due 03/25/2035	6,489	3,708
0.569% due 02/25/2035	174	121
0.619% due 02/25/2035	434	146
0.629% due 08/25/2018	146	142
0.689% due 09/25/2034	648	208
0.729% due 03/25/2034	87	78

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.769% due 02/25/2035	$629	$472
2.486% due 06/19/2031	11	10
3.106% due 04/25/2035	472	108
3.388% due 02/20/2035	14	12
3.444% due 02/19/2034	85	73
3.603% due 05/19/2033	54	49
3.711% due 07/19/2033	338	283
3.742% due 02/19/2034	59	28
3.825% due 02/25/2034	403	351
3.968% due 08/25/2034	664	506
4.500% due 10/25/2018	380	373
4.577% due 12/19/2033	279	273
5.000% due 11/25/2018	233	237
5.000% due 08/25/2033	3,035	2,722
5.250% due 02/20/2036	1,550	1,111
5.500% due 08/25/2033	805	604

Credit Suisse First Boston Mortgage Securities Corp.
3.001% due 06/25/2033	902	770
3.124% due 10/25/2033	645	539
3.169% due 07/25/2033	105	96
3.483% due 08/25/2033	733	697
4.047% due 12/25/2032	145	110
5.500% due 11/25/2035	1,120	985
5.603% due 07/15/2035	1,180	1,250
5.750% due 04/25/2033	160	156
6.250% due 07/25/2035	1,318	1,153
6.500% due 04/25/2033	57	56
7.000% due 02/25/2033	66	67

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	500	449
5.509% due 03/15/2017	2,000	1,811
5.550% due 04/26/2037	2,217	2,089
5.695% due 09/15/2040	2,000	1,796

Credit-Based Asset Servicing & Securitization LLC
5.970% due 10/25/2036	2,723	2,749

CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	456

Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	240	234

Downey Savings & Loan Association Mortgage Loan Trust
1.411% due 04/19/2047	1,987	1,223

Drexel Burnham Lambert CMO Trust
0.979% due 05/01/2016	69	69

First Horizon Alternative Mortgage Securities
2.389% due 03/25/2035	554	382
2.594% due 06/25/2034 (f)	5,373	4,408
5.606% due 11/25/2035	5,079	2,668

First Horizon Asset Securities, Inc.
0.729% due 03/25/2018	97	91
2.880% due 02/25/2035	471	416
3.009% due 10/25/2034	251	231
3.117% due 07/25/2033	117	107
3.125% due 12/27/2032	14	12

First Republic Mortgage Loan Trust
0.580% due 11/15/2031	749	640
0.709% due 06/25/2030	90	82

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	500	529
6.500% due 05/15/2035	16	16

GMAC Mortgage Corp. Loan Trust
4.380% due 05/25/2035	77	62
5.500% due 09/25/2034	48	47

Greenpoint Mortgage Funding Trust
0.439% due 04/25/2036	618	330
0.449% due 06/25/2045	587	351
0.459% due 06/25/2045	544	328

Greenpoint Mortgage Pass-Through Certificates
3.474% due 10/25/2033	526	391

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Greenwich Capital Acceptance, Inc.
4.111% due 06/25/2024	$56	$49

Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	2,750	2,765
5.444% due 03/10/2039	2,500	2,435

GS Mortgage Securities Corp. II
0.318% due 03/06/2020	487	470
0.598% due 03/06/2020 (f)	4,500	3,928

GSMPS Mortgage Loan Trust
7.000% due 06/25/2043	2,103	2,025
8.000% due 09/19/2027	951	953

GSR Mortgage Loan Trust
0.579% due 01/25/2034	90	73
3.008% due 09/25/2035	175	168
3.972% due 09/25/2035	94	85
5.123% due 01/25/2036	1,799	1,558
5.219% due 11/25/2035 (f)	3,681	3,382
6.000% due 03/25/2032	1	1

GSRPM Mortgage Loan Trust
0.929% due 01/25/2032	374	332

Harborview Mortgage Loan Trust
0.319% due 01/19/2038	881	871
0.409% due 07/19/2046	2,299	1,208
0.419% due 02/19/2046	1,157	624
0.449% due 05/19/2035	687	409
0.469% due 03/19/2036	821	457
0.579% due 01/19/2035	111	60
0.599% due 02/19/2034	76	62
2.660% due 11/19/2034	96	76
3.944% due 06/19/2045	194	98
4.010% due 08/19/2034	581	427
4.880% due 07/19/2035 (f)	6,451	4,675
5.314% due 12/19/2035	107	81
5.750% due 08/19/2036	4,284	2,740

Impac CMB Trust
1.129% due 10/25/2033	652	541

Impac Secured Assets CMN Owner Trust
0.289% due 03/25/2037	623	580
0.579% due 05/25/2036	370	297
0.659% due 08/25/2036	2,788	1,278
1.169% due 11/25/2034	112	78

Indymac ARM Trust
2.463% due 01/25/2032	21	15

Indymac Index Mortgage Loan Trust
0.419% due 09/25/2046	1,639	852
0.439% due 06/25/2047	272	20
0.469% due 04/25/2035	496	323
0.509% due 03/25/2035	406	250
0.529% due 06/25/2037	404	150
0.549% due 02/25/2035	2,070	1,326
1.449% due 09/25/2034	393	218
2.948% due 12/25/2034	2,113	1,529

Indymac Loan Trust
0.449% due 01/25/2011	52	13

JPMorgan Alternative Loan Trust
0.309% due 12/25/2036	174	172

JPMorgan Chase Commercial Mortgage Securities Corp.
0.680% due 07/15/2019	1,000	759
5.376% due 07/12/2037	1,900	2,003

JPMorgan Mortgage Trust
4.308% due 10/25/2033	631	598
4.452% due 06/25/2035	542	452
4.857% due 04/25/2035	191	184
5.118% due 10/25/2035	500	311
5.347% due 10/25/2035	1,099	958
5.500% due 10/25/2035	246	200

Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	37	40

See Accompanying Notes	Annual Report	March 31, 2010	37

Schedule of Investments  Asset-Backed Securities Portfolio   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LB Commercial Conduit Mortgage Trust
6.000% due 10/15/2035	$1,976	$1,967

LB Mortgage Trust
8.440% due 01/20/2017	147	146

LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	100	96
6.058% due 06/15/2020	10	10

MASTR Adjustable Rate Mortgages Trust
0.559% due 12/25/2034	1,493	1,027
3.034% due 10/25/2032	1,227	1,199
3.326% due 12/25/2033	7	5
4.946% due 01/25/2034	5	3

MASTR Seasoned Securities Trust
6.500% due 08/25/2032	567	571

Mellon Residential Funding Corp.
0.580% due 11/15/2031	59	55
0.712% due 06/15/2030	100	84

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	500	445
5.485% due 03/12/2051	600	551

Merrill Lynch Mortgage Investors, Inc.
3.390% due 08/25/2033	592	150
5.023% due 05/25/2033	2,341	2,303

MLCC Mortgage Investors, Inc.
0.539% due 08/25/2028	56	50
0.549% due 10/25/2028	378	336
0.599% due 03/25/2028	132	106
2.260% due 01/25/2029	136	124
2.316% due 08/25/2029	1,729	1,671
3.012% due 04/25/2035	192	170
3.389% due 12/25/2034	101	94
4.250% due 10/25/2035	93	85

Morgan Stanley Capital I
0.289% due 10/15/2020	17	16
5.207% due 11/14/2042	1,090	1,120
5.692% due 04/15/2049	500	459
5.731% due 07/12/2044	3,000	3,100

Morgan Stanley Mortgage Loan Trust
0.499% due 09/25/2035	75	49
2.937% due 10/25/2034	270	229

Nomura Asset Acceptance Corp.
7.500% due 03/25/2034	1,471	1,458

Ocwen Residential MBS Corp.
6.882% due 06/25/2039 (a)	259	9

Provident Funding Mortgage Loan Trust
2.846% due 04/25/2034	264	253

Prudential Securities Secured Financing Corp.
3.275% due 05/25/2022	81	77

Residential Accredit Loans, Inc.
0.419% due 04/25/2046	3,467	1,813
0.439% due 04/25/2046	212	85
0.629% due 10/25/2045	4,810	2,601
4.085% due 09/25/2034	41	37
5.000% due 09/25/2019	533	530

Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	32	31

Residential Asset Securitization Trust
0.579% due 10/25/2018	176	160
0.629% due 05/25/2034	1,451	1,212
0.679% due 02/25/2034	371	331
4.750% due 02/25/2019	360	351
5.162% due 12/25/2034	1,535	1,422

Residential Funding Mortgage Securities I
0.629% due 07/25/2018	153	125
5.574% due 02/25/2036	289	188
6.500% due 03/25/2032	3	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SACO I, Inc.
7.000% due 08/25/2036	$28	$27

Salomon Brothers Mortgage Securities VII, Inc.
0.729% due 05/25/2032	127	105
3.357% due 12/25/2030	1,740	1,613
3.692% due 09/25/2033	33	31
8.500% due 05/25/2032	641	585

Sequoia Mortgage Trust
0.459% due 02/20/2035	541	448
0.539% due 11/20/2034	106	95
0.579% due 10/19/2026	253	191
0.609% due 10/20/2027	95	79
0.629% due 10/20/2027	163	140
0.692% due 02/20/2034	587	409
0.909% due 10/20/2027	625	487
1.111% due 05/20/2034	1,860	1,499
1.906% due 08/20/2034	400	310
2.122% due 06/20/2034	176	153
2.277% due 09/20/2032	26	23

Structured Adjustable Rate Mortgage Loan Trust
0.569% due 08/25/2035	2,593	2,030
0.719% due 06/25/2034	1,242	898
1.871% due 01/25/2035	770	364
2.690% due 03/25/2034	319	296
2.760% due 02/25/2034	399	149
2.781% due 02/25/2034	128	111
5.139% due 08/25/2035	4,251	3,089

Structured Asset Mortgage Investments, Inc.
0.329% due 09/25/2047	23	23
0.509% due 02/25/2036	822	476
0.539% due 12/25/2035	879	473
0.579% due 03/19/2034	739	334
0.829% due 07/19/2034	2,309	1,028
1.069% due 10/19/2033	126	104
5.244% due 05/02/2030	251	209

Structured Asset Securities Corp.
2.654% due 10/25/2031	58	54
2.813% due 06/25/2033	1,604	1,317
3.029% due 02/25/2032	5	4
3.112% due 06/25/2032	19	5
3.509% due 06/25/2033	645	525
3.976% due 07/25/2032	32	26
5.500% due 07/25/2033	159	159
6.942% due 11/25/2032	14	14
7.500% due 10/25/2036	3,034	2,825

Thornburg Mortgage Securities Trust
0.339% due 11/25/2046	452	441
0.361% due 06/25/2037	1,409	1,381
3.856% due 10/25/2043	1,239	1,161

Travelers Mortgage Services, Inc.
3.249% due 09/25/2018	62	62

UBS Commercial Mortgage Trust
1.133% due 07/15/2024	6,236	5,450

Wachovia Bank Commercial Mortgage Trust
0.310% due 06/15/2020	75	66
0.322% due 09/15/2021	8,638	7,713
0.349% due 09/15/2021	1,000	749
0.417% due 10/15/2041 (b)	89,809	1,757

Wachovia Mortgage Loan Trust LLC
5.453% due 10/20/2035	2,897	2,453

WaMu Mortgage Pass-Through Certificates
0.032% due 12/19/2039	601	341
0.489% due 11/25/2045	1,332	1,024
0.499% due 12/25/2045	2,625	2,006
0.519% due 07/25/2045	1,196	925
0.519% due 10/25/2045	329	254
0.539% due 01/25/2045	2,269	1,757
0.549% due 07/25/2045	5,161	3,847
0.610% due 11/25/2034	262	215
0.620% due 11/25/2034	48	33
0.640% due 10/25/2044	2,437	1,650

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.670% due 06/25/2044	$212	$138
0.670% due 07/25/2044	185	120
0.750% due 07/25/2044	148	59
0.769% due 12/25/2027 (f)	4,464	3,884
1.471% due 02/25/2046	992	755
1.541% due 01/25/2046	2,516	1,898
1.760% due 05/25/2041	162	147
1.770% due 11/25/2041	201	151
1.871% due 06/25/2042	726	565
1.871% due 08/25/2042	949	676
1.871% due 04/25/2044	718	490
2.385% due 03/25/2033	2,382	2,187
2.505% due 03/25/2033	695	616
2.772% due 01/25/2033	481	444
2.850% due 08/25/2033	50	32
2.884% due 06/25/2033	20	19
3.048% due 06/25/2033	561	525
3.078% due 02/27/2034	1,710	1,622
3.120% due 06/25/2034	391	365
3.344% due 11/25/2041	18	13
3.387% due 04/25/2033	352	185
4.792% due 09/25/2035	300	249
5.396% due 02/25/2037	3,668	2,583
5.828% due 02/25/2037	1,860	1,279

Washington Mutual MSC Mortgage Pass-Through Certificates
0.729% due 01/25/2018	128	105
3.310% due 12/25/2032	625	593
3.341% due 11/25/2030	108	90
3.666% due 02/25/2033	98	78
6.500% due 11/25/2018	1,098	1,107

Wells Fargo Mortgage-Backed Securities Trust
0.729% due 07/25/2037	2,567	1,608
2.871% due 02/25/2035	1,016	918
2.906% due 01/25/2035	253	246
2.971% due 12/25/2034	672	617
3.013% due 11/25/2034	919	906
3.186% due 05/25/2035	639	324
3.246% due 02/25/2033	16	15
3.463% due 06/25/2035	1,040	992
4.473% due 11/25/2033	694	699
4.950% due 03/25/2036	991	874
4.986% due 03/25/2036	146	121
4.998% due 10/25/2035	513	472
4.999% due 10/25/2035	24	22
5.250% due 02/25/2018	70	70
5.531% due 07/25/2036	1,304	1,048

Total Mortgage-Backed Securities (Cost $330,056)		294,924

ASSET-BACKED SECURITIES 50.0%

Aames Mortgage Investment Trust
0.629% due 10/25/2035	1,276	1,193

ABFS Mortgage Loan Trust
0.729% due 04/25/2034	287	254
6.785% due 07/15/2033	2,000	1,380

Access Group, Inc.
1.549% due 10/27/2025	2,492	2,576

Accredited Mortgage Loan Trust
0.279% due 02/25/2037	552	547
0.439% due 12/25/2035	61	59

ACE Securities Corp.
0.319% due 06/25/2037	1,137	943
0.929% due 12/25/2033	1,150	867

Aegis Asset-Backed Securities Trust
0.309% due 01/25/2037	102	100

AFC Home Equity Loan Trust
0.499% due 04/25/2028	734	519
0.829% due 06/25/2028	1,002	495

Aircraft Certificate Owner Trust
6.455% due 09/20/2022	1,431	1,288

38	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Home Mortgage Investment Trust
0.409% due 08/25/2035	$34	$10

American Residential Eagle Certificate Trust
1.229% due 05/25/2028	593	584

Ameriquest Mortgage Securities, Inc.
0.449% due 12/25/2035	141	125
1.579% due 02/25/2033	2,062	1,544

AMMC CDO
0.488% due 08/08/2017	6,350	5,769

Amortizing Residential Collateral Trust
0.499% due 06/25/2032	55	40
0.509% due 01/25/2032	47	37
0.809% due 07/25/2032	20	19
0.929% due 08/25/2032	17	12

Amresco Residential Securities Mortgage Loan Trust
0.724% due 06/25/2028	145	96
0.784% due 06/25/2027	91	83
0.784% due 09/25/2027	365	275

Argent Securities, Inc.
0.929% due 10/25/2033	3,289	2,469

Asset-Backed Funding Certificates
0.289% due 11/25/2036	2	2
0.289% due 01/25/2037	182	179
0.339% due 10/25/2036	616	603
0.579% due 06/25/2034	6,115	4,703
0.649% due 03/25/2035 (f)	4,791	3,837
0.909% due 04/25/2033	1,036	727
1.249% due 03/25/2032	1,380	1,081
4.420% due 06/25/2035	363	359

Asset-Backed Securities Corp. Home Equity
0.750% due 06/15/2031	70	53
1.580% due 04/15/2033	134	103

Bayview Financial Acquisition Trust
5.500% due 12/28/2035	155	135

Bayview Financial Asset Trust
0.629% due 12/25/2039	453	333

Bear Stearns Asset-Backed Securities Trust
0.299% due 12/25/2036	711	648
0.309% due 10/25/2036	329	302
0.349% due 05/25/2037	190	178
0.379% due 08/25/2036	71	67
0.559% due 01/25/2036	215	212
0.579% due 09/25/2034	2,322	2,266
0.629% due 10/27/2032	51	41
0.679% due 12/25/2033	2,305	1,966
0.719% due 06/25/2036	1,100	460
0.729% due 09/25/2034	370	246
0.729% due 11/25/2042	68	60
0.819% due 06/25/2043	1,909	1,593
0.889% due 10/25/2032	124	110
0.909% due 09/25/2035 (f)	4,114	3,871
0.979% due 11/25/2042	354	304
1.229% due 10/25/2037	5,397	1,672
1.429% due 10/25/2032	398	357
1.479% due 08/25/2037	5,380	3,299
1.829% due 10/25/2037	1,500	561
4.281% due 10/25/2036	2,900	2,000
4.323% due 07/25/2036	2,043	1,026
5.000% due 01/25/2034	171	159
5.250% due 10/25/2033	1,927	1,872
5.500% due 06/25/2034	1,928	1,696
5.500% due 12/25/2035	700	539

Bear Stearns Second Lien Trust
1.029% due 12/25/2036	5,000	158

Carrington Mortgage Loan Trust
0.279% due 10/25/2036	472	462

CDC Mortgage Capital Trust
0.849% due 01/25/2033	37	29
1.279% due 01/25/2033	1,178	830

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cendant Mortgage Corp.
5.983% due 07/25/2043	$30	$30

Centex Home Equity
0.709% due 06/25/2034	23	19
0.919% due 09/25/2034	447	227
5.160% due 09/25/2034	1,570	1,260

Chase Funding Mortgage Loan Asset-Backed Certificates
0.769% due 04/25/2033	4	4
0.809% due 11/25/2034	4	4
1.879% due 03/25/2032	62	14
4.515% due 02/25/2014	298	289
4.537% due 09/25/2032	7	3

CIT Group Home Equity Loan Trust
0.879% due 12/25/2031	856	433

CIT Mortgage Loan Trust
1.479% due 10/25/2037	400	173

Citibank Credit Card Issuance Trust
0.291% due 12/17/2018	4,000	3,860

Citigroup Mortgage Loan Trust, Inc.
0.309% due 01/25/2037	162	110
0.329% due 10/25/2036	999	969
0.339% due 08/25/2036	778	642
5.550% due 08/25/2035	500	279
5.629% due 08/25/2035	2,777	1,714

Conseco Finance
0.931% due 08/15/2033	161	98

Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,785	1,347

Conseco Financial Corp.
6.180% due 04/01/2030	997	953
6.220% due 03/01/2030	3,311	3,268
6.240% due 12/01/2028	196	182
6.450% due 06/01/2030	74	74
6.530% due 04/01/2030	713	681
6.760% due 03/01/2030	289	291
6.810% due 12/01/2028	3,721	3,530
6.860% due 03/15/2028	26	26
6.860% due 07/15/2029	333	340
6.870% due 04/01/2030	44	41
7.070% due 01/15/2029	61	63
7.140% due 03/15/2028	388	391
7.140% due 01/15/2029	176	186
7.290% due 03/15/2028	214	217
7.360% due 02/15/2029	27	29
7.550% due 01/15/2029	1,506	1,599
7.620% due 06/15/2028	99	101

Countrywide Asset-Backed Certificates
0.279% due 05/25/2037	128	126
0.279% due 07/25/2037	720	693
0.309% due 03/25/2037 (f)	3,446	3,360
0.309% due 06/25/2037	480	463
0.309% due 10/25/2047	581	550
0.339% due 06/25/2035 (a)	118	107
0.339% due 10/25/2046	416	407
0.389% due 02/25/2036	59	57
0.409% due 09/25/2036	1,491	1,179
0.419% due 06/25/2036	1,153	935
0.459% due 09/25/2034	121	107
0.509% due 04/25/2034	8	6
0.569% due 05/25/2036	16	11
0.599% due 12/25/2034	62	49
0.599% due 04/25/2036	579	311
0.619% due 11/25/2034	1,029	863
0.689% due 05/25/2046	3,390	1,984
0.699% due 11/25/2033	207	154
0.709% due 12/25/2031	162	82
0.729% due 09/25/2032	382	285
0.729% due 05/25/2035	339	335
0.829% due 11/25/2033	32	23
0.849% due 09/25/2033	18	14

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.879% due 10/25/2034	$5,946	$2,126
0.909% due 06/25/2033	24	17
1.129% due 05/25/2032	573	513
4.946% due 10/25/2035	440	378
5.125% due 12/25/2034	3,873	1,182
6.047% due 05/25/2036	500	123

Credit Suisse First Boston Mortgage Securities Corp.
0.589% due 05/25/2044	188	162
0.849% due 01/25/2032	13	9

Credit-Based Asset Servicing & Securitization LLC
0.289% due 04/25/2037	2,044	1,434
0.319% due 12/25/2037	3	3
0.659% due 01/25/2036	1,000	13
1.129% due 11/25/2033	2,155	1,889
2.329% due 01/25/2031	203	197
5.028% due 08/25/2035	329	322
5.303% due 12/25/2035	526	496

Denver Arena Trust
6.940% due 11/15/2019	1,358	1,226

EMC Mortgage Loan Trust
0.679% due 12/25/2042	2,209	1,663
0.979% due 08/25/2040	1,114	705

Encore Credit Corp.
3.979% due 07/25/2033	104	102

Equifirst Mortgage Loan Trust
3.750% due 09/25/2033	1,155	1,062

Equity One ABS, Inc.
0.479% due 07/25/2034	76	52
0.529% due 04/25/2034	1,308	862
0.569% due 07/25/2034	5	3

First Alliance Mortgage Loan Trust
0.439% due 09/20/2027	30	10
2.500% due 10/25/2024	8	7
8.020% due 03/20/2031	18	14

First Franklin Mortgage Loan Asset-Backed Certificates
0.269% due 01/25/2038	159	157
0.289% due 10/25/2036	1,419	1,366
0.339% due 06/25/2036	1,155	1,017
0.339% due 12/25/2037	1,133	666
0.629% due 04/25/2035	3,000	2,563
0.849% due 11/25/2031	183	141

First NLC Trust
0.299% due 08/25/2037	529	365

Fremont Home Loan Trust
0.279% due 10/25/2036	186	182
0.339% due 02/25/2036	178	176

GMAC Mortgage Corp. Loan Trust
0.979% due 02/25/2031	850	614

Greenpoint Manufactured Housing
7.590% due 11/15/2028	34	34

GSAA Trust
0.499% due 06/25/2035	557	336

GSAMP Trust
0.349% due 01/25/2047	513	497
0.379% due 10/25/2036	6,750	239
0.579% due 01/25/2045	345	236
1.054% due 03/25/2034	2,357	1,758
1.204% due 08/25/2033	47	27

GSRPM Mortgage Loan Trust
0.349% due 03/25/2035	537	517

HFC Home Equity Loan Asset-Backed Certificates
0.339% due 03/20/2036	56	56
0.379% due 03/20/2036	243	226
0.389% due 01/20/2036	168	147
0.409% due 01/20/2036	1,387	1,179
0.519% due 01/20/2034	350	311
0.759% due 01/20/2034	743	624
5.930% due 07/20/2036	114	113

See Accompanying Notes	Annual Report	March 31, 2010	39

Schedule of Investments  Asset-Backed Securities Portfolio   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Equity Asset Trust
0.289% due 05/25/2037	$1,394	$1,344
0.319% due 08/25/2037	267	256
0.379% due 10/25/2036	100	36
0.829% due 11/25/2032	1	1
1.024% due 07/25/2034	726	506
1.149% due 02/25/2033	1	1

Home Equity Mortgage Trust
0.409% due 05/25/2036	1,455	957
5.300% due 05/25/2036	135	32
5.821% due 04/25/2035	316	202

HSBC Asset Loan Obligation
0.289% due 12/25/2036	113	93

HSI Asset Securitization Corp. Trust
0.279% due 12/25/2036	1,618	1,406

IMC Home Equity Loan Trust
7.310% due 11/20/2028	82	79

Indymac Home Equity Loan Asset-Backed Trust
1.579% due 07/25/2034	1,000	652

Indymac Residential Asset-Backed Trust
0.389% due 07/25/2037	275	170

Irwin Home Equity Corp.
1.579% due 02/25/2029	756	441

JPMorgan Mortgage Acquisition Corp.
0.279% due 10/25/2036	458	436
0.289% due 05/25/2037	1,029	943
0.298% due 11/25/2036	6	6
0.299% due 01/25/2037 (f)	3,774	3,492
0.309% due 08/25/2036	4	1
0.339% due 08/25/2036	2,700	1,200
5.935% due 10/25/2036	119	118

Keystone Owner Trust
7.900% due 01/25/2029	42	42
7.930% due 05/25/2025	8	8

LA Arena Funding LLC
7.656% due 12/15/2026	2,605	2,462

Lake Country Mortgage Loan Trust
0.759% due 12/25/2032	682	655

Lehman XS Trust
0.379% due 04/25/2037	262	159

Long Beach Mortgage Loan Trust
0.509% due 10/25/2034	76	64
0.559% due 01/25/2046	47	20
0.699% due 08/25/2035	2,000	1,445
0.929% due 03/25/2032	1	1
1.654% due 03/25/2032	820	422

Loomis Sayles CBO
0.479% due 10/26/2020	2,955	2,617

Madison Avenue Manufactured Housing Contract
1.679% due 03/25/2032	1,500	1,330

Massachusetts Educational Financing Authority
1.199% due 04/25/2038 (f)	3,048	3,041

MASTR Asset-Backed Securities Trust
0.309% due 05/25/2037	4,004	3,821
0.379% due 05/25/2037	500	336
1.054% due 10/25/2034	1,234	1,034

MASTR Specialized Loan Trust
1.079% due 05/25/2037	630	13

Merrill Lynch First Franklin Mortgage Loan Trust
1.729% due 10/25/2037	834	563

Merrill Lynch Mortgage Investors, Inc.
0.289% due 10/25/2037	379	105
0.309% due 09/25/2037	135	38
0.319% due 06/25/2037	890	487

Mid-State Trust
6.005% due 08/15/2037 (f)	3,505	3,248

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.330% due 04/01/2030	$776	$787

Money Store Home Equity Trust
0.530% due 08/15/2029	101	47

Morgan Stanley ABS Capital I
0.279% due 09/25/2036	138	137
0.289% due 05/25/2037	950	795
0.329% due 09/25/2036	23	21
0.329% due 10/25/2036	5,000	3,900
0.329% due 11/25/2036	5,000	4,263
0.379% due 06/25/2036	324	262
0.409% due 01/25/2036	1,626	1,390
0.549% due 11/25/2035	3,203	2,599
1.029% due 07/25/2037	1,536	1,399
1.429% due 06/25/2033	623	474
1.829% due 08/25/2034	1,202	548
2.229% due 07/25/2037	1,250	92

Morgan Stanley Dean Witter Capital I
2.704% due 01/25/2032	1,038	529

Morgan Stanley Home Equity Loan Trust
0.279% due 12/25/2036	421	408

Morgan Stanley IXIS Real Estate Capital Trust
0.339% due 11/25/2036	3,000	1,376

Morgan Stanley Mortgage Loan Trust
0.389% due 11/25/2036	2,412	304

Nationstar Home Equity Loan Trust
0.289% due 06/25/2037	57	55
0.349% due 04/25/2037	145	138

New Century Home Equity Loan Trust
0.409% due 05/25/2036	900	587
0.489% due 06/25/2035	9	8
1.879% due 06/20/2031	2,232	2,006

Nomura Asset Acceptance Corp.
0.539% due 01/25/2036	2,906	577

Novastar Home Equity Loan
0.329% due 03/25/2037	340	322
1.009% due 05/25/2033	11	8

Oakwood Mortgage Investors, Inc.
0.608% due 03/15/2018	369	275

Option One Mortgage Loan Trust
0.279% due 01/25/2037	43	43
0.319% due 05/25/2037	106	102
0.729% due 08/20/2030	10	8
0.759% due 05/25/2034	35	26
0.769% due 06/25/2032	5	4
0.829% due 04/25/2033	42	35

Origen Manufactured Housing
0.470% due 05/15/2032	12	11
4.750% due 08/15/2021	1,792	1,799

Park Place Securities, Inc.
0.819% due 02/25/2035	2,000	1,915

People’s Choice Home Loan Securities Trust
0.659% due 05/25/2035	1,200	1,013

Popular ABS Mortgage Pass-Through Trust
0.319% due 06/25/2047	4,008	3,595
6.085% due 01/25/2036	208	116

Renaissance Home Equity Loan Trust
0.729% due 12/25/2033	258	207
0.849% due 03/25/2033	30	27
1.329% due 09/25/2037	1,251	1,014
1.429% due 08/25/2032	1,476	986
4.934% due 08/25/2035	140	114

Residential Asset Mortgage Products, Inc.
0.299% due 02/25/2037	705	692
0.349% due 05/25/2037	1,336	1,258
0.629% due 06/25/2047	1,500	564
1.009% due 02/25/2033	8	4
1.429% due 09/25/2047	1,598	1,159
5.340% due 08/25/2033	5,303	4,976

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.707% due 08/25/2034	$2,985	$945
5.900% due 07/25/2034	2,000	673
5.942% due 04/25/2034	1,709	1,190

Residential Asset Securities Corp.
0.289% due 01/25/2037	232	227
0.299% due 02/25/2037	534	513
0.339% due 04/25/2037	3,321	3,245
0.659% due 03/25/2035	7,000	4,396
0.699% due 03/25/2032	1,969	1,829
0.809% due 06/25/2033	165	83
7.140% due 04/25/2032	764	49

Residential Funding Mortgage Securities II, Inc.
0.519% due 12/25/2032	10	8
6.230% due 06/25/2037	5,000	866
7.420% due 04/25/2031	115	107
8.850% due 03/25/2025	49	48

SACO I, Inc.
0.289% due 05/25/2036	42	31
0.409% due 05/25/2036	3,321	167
0.439% due 03/25/2036	2,474	452
0.489% due 06/25/2036	814	279
0.729% due 07/25/2035	3,708	1,155

Salomon Brothers Mortgage Securities VII, Inc.
0.709% due 03/25/2028	244	228

Saxon Asset Securities Trust
0.729% due 03/25/2032	610	465
0.749% due 08/25/2032	81	78
0.769% due 03/25/2035	33	21

Securitized Asset-Backed Receivables LLC Trust
0.279% due 10/25/2036	1,731	612
0.359% due 05/25/2037	1,530	1,065
0.559% due 10/25/2035	438	394

SLC Student Loan Trust
1.157% due 06/15/2021 (f)	10,700	10,790

SLM Student Loan Trust
0.249% due 04/25/2017	18	18
0.899% due 04/25/2019 (f)	3,800	3,821
1.149% due 07/25/2023 (f)	14,600	15,078
1.457% due 12/15/2033 (f)	4,000	4,083
1.749% due 04/25/2023	8,355	8,650

Soundview Home Equity Loan Trust
0.419% due 02/25/2036	47	41
0.489% due 12/25/2035	4,307	3,340
0.529% due 11/25/2035	134	120

South Carolina Student Loan Corp.
1.252% due 09/03/2024	600	611

Specialty Underwriting & Residential Finance
0.649% due 12/25/2035	356	347

Structured Asset Investment Loan Trust
0.279% due 07/25/2036	308	292

Structured Asset Securities Corp.
0.279% due 10/25/2036	460	456
0.279% due 02/25/2037	292	277
0.309% due 01/25/2037	886	863
0.319% due 06/25/2037	1,978	1,692
0.349% due 10/25/2036	1,070	983
0.519% due 01/25/2033	1,642	1,446
0.579% due 12/25/2034	1,334	1,292
0.629% due 05/25/2034	22	19
0.879% due 05/25/2034	98	83
0.929% due 08/25/2037	84	83
1.279% due 01/25/2033	128	49
3.375% due 08/25/2031	87	65
4.900% due 04/25/2035	771	580

Trapeza CDO I LLC
1.174% due 11/16/2034	1,000	248

UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	1,089

40	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vanderbilt Mortgage Finance
5.840% due 02/07/2026	$262	$262
6.210% due 05/07/2026	1,384	1,404
7.905% due 02/07/2026	320	329

Washington Mutual Asset-Backed Certificates
0.289% due 10/25/2036	551	369

Wells Fargo Home Equity Trust
0.459% due 10/25/2035	2,432	2,374
0.469% due 10/25/2035 (f)	2,377	2,325
0.499% due 11/25/2035 (j)	135	134

WMC Mortgage Loan Pass-Through Certificates
1.054% due 03/20/2029	45	42

Total Asset-Backed Securities (Cost $358,392)		284,087

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.9%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 04/01/2010	$1,507	$1,507

(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 06/17/2010 valued at $1,540. Repurchase proceeds are $1,507.)

U.S. TREASURY BILLS 3.8%
0.222% due 08/26/2010 - 09/02/2010 (c)(e)	21,254	21,236

	SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.8%
	474,251	$4,749

Total Short-Term Instruments (Cost $27,492)		27,492

Total Investments 167.8% (Cost $1,063,791)		$952,615

Other Assets and Liabilities (Net) (67.8%)		(384,772)

Net Assets 100.0%		$567,843

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $84,880 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $146,978 at a weighted average interest rate of 0.684%. On March 31, 2010, securities valued at $225,193 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $624 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	700	$1,575

(h)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	RBS	(0.800%	)	01/25/2034	$1,101	$658	$0	$658
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	RBS	(0.700%	)	05/25/2033	2,500	746	0	746
Baldwin Segregated Portfolio 3-Month USD-LIBOR plus 0.750% due 06/25/2046	WAC	(0.800%	)	06/25/2046	2,000	1,990	1,312	678
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CITI	(2.150%	)	10/20/2020	1,000	388	0	388
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 1.350% due 10/25/2035	JPM	(1.500%	)	10/25/2035	2,000	1,875	0	1,875
Indymac Home Equity Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	JPM	(0.450%	)	06/25/2030	1,371	318	0	318
LB-UBS Commercial Mortgage Trust 5.587% due 09/15/2040	JPM	(1.170%	)	09/15/2040	1,000	814	0	814
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BCLY	(1.190%	)	02/25/2034	191	115	0	115
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	CSFB	(3.375%	)	07/25/2032	765	696	77	619
Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	JPM	(1.150%	)	11/12/2037	1,000	756	0	756
Morgan Stanley ABS Capital I 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MSC	(1.390%	)	12/27/2033	193	120	0	120
Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.250% due 05/25/2035	DUB	(1.100%	)	05/25/2035	2,000	1,917	0	1,917
Park Place Securities, Inc. 1-Month USD-LIBOR plus 2.200% due 03/25/2035	DUB	(2.650%	)	03/25/2035	4,624	4,329	0	4,329
Park Place Securities, Inc. 1-Month USD-LIBOR plus 3.500% due 09/25/2034	JPM	(3.000%	)	09/25/2034	995	980	0	980
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WAC	(1.950%	)	04/15/2020	2,000	701	0	701
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BCLY	(1.240%	)	02/25/2035	182	124	0	124
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	500	172	0	172

						$ 16,699	$1,389	$15,310

Credit Default Swaps on Asset Backed Securities - Sell Protection (2)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GSC	0.700%	07/25/2034	$586	$(189)	$(147)	$(42)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.610% due 01/25/2035	GSC	0.610%	01/25/2035	793	(670)	(539)	(131)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GSC	0.640%	09/25/2034	1,000	(478)	(340)	(138)

See Accompanying Notes	Annual Report	March 31, 2010	41

Schedule of Investments  Asset-Backed Securities Portfolio   (Cont.)

Credit Default Swaps on Asset Backed Securities - Sell Protection (2) (Cont.)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	GSC	1.860%	01/25/2034	$1,101	$(626)	$0	$(626)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	GSC	3.150%	05/25/2033	2,500	(578)	0	(578)
Argent Securities, Inc. 1-Month USD-LIBOR plus 0.490% due 10/25/2035	GSC	0.490%	10/25/2035	1,000	(547)	(380)	(167)
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 0.630% due 09/25/2034	GSC	0.630%	09/25/2034	1,000	(446)	(310)	(136)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GSC	0.800%	08/25/2034	1,000	(459)	(330)	(129)
Carrington Mortgage Loan Trust 1-Month USD-LIBOR plus 0.480% due 10/25/2035	GSC	0.480%	10/25/2035	1,000	(396)	(300)	(96)
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GSC	0.650%	06/25/2035	1,000	(573)	(300)	(273)
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GSC	0.460%	07/25/2035	1,000	(461)	(350)	(111)
GSAMP Trust 1-Month USD-LIBOR plus 0.490% due 09/25/2035	GSC	0.490%	09/25/2035	2,000	(895)	(700)	(195)
Indymac Home Equity Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	MSC	1.815%	06/25/2030	1,371	(298)	0	(298)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GSC	0.700%	10/25/2034	1,000	(602)	(320)	(282)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	MSC	3.375%	07/25/2032	765	(696)	(92)	(604)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.500% due 07/25/2033	BOA	6.250%	07/25/2033	492	(474)	0	(474)
MASTR Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.500% due 12/25/2034	GSC	0.500%	12/25/2034	1,000	(301)	(280)	(21)
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 0.450% due 06/25/2035	GSC	0.450%	06/25/2035	1,000	(439)	(340)	(99)
Option One Mortgage Loan Trust 1-Month USD-LIBOR plus 0.520% due 02/25/2035	GSC	0.520%	02/25/2035	1,000	(473)	(450)	(23)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	GSC	0.650%	10/25/2034	1,000	(438)	(300)	(138)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GSC	0.700%	10/25/2034	1,000	(480)	(350)	(130)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GSC	0.740%	12/25/2034	1,000	(449)	(320)	(129)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 2.200% due 03/25/2035	MSC	3.030%	03/25/2035	4,624	(4,311)	0	(4,311)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 3.500% due 09/25/2034	GSC	5.000%	09/25/2034	995	(974)	0	(974)
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GSC	0.620%	11/25/2034	956	(375)	(268)	(107)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.500% due 09/25/2036	GSC	0.500%	09/25/2036	1,000	(798)	(450)	(348)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.800% due 10/25/2035	GSC	0.800%	10/25/2035	590	(319)	(265)	(54)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.440% due 04/25/2035	GSC	0.440%	04/25/2035	1,000	(604)	(550)	(54)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.480% due 09/25/2035	GSC	0.480%	09/25/2035	2,000	(1,124)	(1,100)	(24)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.510% due 08/25/2035	GSC	0.510%	08/25/2035	1,500	(1,271)	(1,125)	(146)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.650% due 09/25/2034	GSC	0.650%	09/25/2034	673	(365)	(269)	(96)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.850% due 12/25/2034	GSC	1.275%	12/25/2034	721	(503)	(252)	(251)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GSC	1.425%	04/25/2034	91	(49)	(37)	(12)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GSC	1.300%	11/25/2034	354	(350)	(333)	(17)
Wells Fargo Home Equity Trust 1-Month USD-LIBOR plus 0.630% due 04/25/2034	GSC	0.630%	04/25/2034	297	(142)	(104)	(38)

					$(22,153)	$(10,901)	$(11,252)

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Masco Corp.	BOA	(0.610%	)	09/20/2012	1.137%	$5,000	$63	$0	$63

Credit Default Swaps on Corporate Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
American International Group, Inc.	MLP	0.850%	12/20/2012	1.933%	$10,000	$(282)	$0	$(282)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-5 7-Year Index 10-15%	MSC	(0.140%	)	12/20/2012	$11,200	$250	$0	$250

42	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	DUB	0.540%	07/25/2045	$253	$(219)	$(105)	$(114)
ABX.HE AA 06-2 Index	DUB	0.170%	05/25/2046	279	(242)	(112)	(130)
ABX.HE AA 07-1 Index	CSFB	0.150%	08/25/2037	26,232	(25,113)	(22,229)	(2,884)
ABX.HE AAA 06-1 Index	BOA	0.180%	07/25/2045	23,090	(3,379)	(4,134)	755
ABX.HE AAA 06-2 Index	CSFB	0.110%	05/25/2046	19,029	(9,465)	(9,895)	430
ABX.HE AAA 07-1 Index	CITI	0.090%	08/25/2037	10,000	(6,299)	(4,775)	(1,524)
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	23,500	(14,803)	(14,490)	(313)
CDX.HY-8 5-Year Index 35-100%	BCLY	0.787%	06/20/2012	2,407	16	0	16
CDX.HY-8 5-Year Index 35-100%	BCLY	1.465%	06/20/2012	4,815	104	0	104
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	1,926	(4)	0	(4)
CDX.HY-8 5-Year Index 35-100%	CITI	0.630%	06/20/2012	4,815	14	0	14
CDX.HY-8 5-Year Index 35-100%	CITI	0.830%	06/20/2012	9,629	72	0	72
CDX.HY-8 5-Year Index 35-100%	MLP	0.910%	06/20/2012	2,407	22	0	22
CDX.HY-9 5-Year Index 35-100%	MLP	1.140%	12/20/2012	9,627	124	0	124
CDX.HY-9 5-Year Index 35-100%	MLP	1.442%	12/20/2012	4,814	101	0	101
CDX.IG-5 10-Year Index 10-15%	MSC	0.460%	12/20/2015	8,000	(867)	0	(867)

					$(59,938)	$(55,740)	$(4,198)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB	$38,600	$1,972	$1,217	$755

(i)	Transactions in written call and put options for the period ended March 31, 2010:

	Notional Amount	Premium
Balance at 03/31/2009	$22,000	$90
Sales	0	0
Closing Buys	(22,000)	(90)
Expirations	0	0
Exercised	0	0

Balance at 03/31/2010	$0	$0

(j)	Restricted securities as of March 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Wells Fargo Home Equity Trust	0.499%	11/25/2035	05/18/2009	$130	$134	0.02%

See Accompanying Notes	Annual Report	March 31, 2010	43

Schedule of Investments  Asset-Backed Securities Portfolio   (Cont.)

March 31, 2010

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010, in valuing the Portfolio’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
U.S. Government Agencies	$0	$220,399	$316	$220,715
U.S. Treasury Obligations	0	99,643	0	99,643
Mortgage-Backed Securities	0	287,515	7,409	294,924
Asset-Backed Securities	0	275,107	8,980	284,087
Other Investments +++	4,749	46,157	2,340	53,246

Investments, at value	$4,749	$928,821	$19,045	$952,615
Financial Derivative Instruments ++++	$1,575	$(1,121)	$1,767	$2,221

Totals	$6,324	$927,700	$20,812	$954,836

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
U.S. Government Agencies	$386	$(48)	$(2)	$(1)	$3	$(22)	$316	$2
Mortgage-Backed Securities	181	6,668	(2)	(3)	208	357	7,409	140
Asset-Backed Securities	729	8,200	51	9	115	(124)	8,980	46
Other Investments +++	3,795	(1,987)	(2)	8	526	0	2,340	278

Investments, at value	$5,091	$12,833	$45	$13	$852	$211	$19,045	$466
Financial Derivative Instruments ++++	$7,612	$0	$0	$0	$(4,103)	$(1,742)	$1,767	$(1,420)

Totals	$12,703	$12,833	$45	$13	$(3,251)	$(1,531)	$20,812	$(954)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(l)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$78	$0	$0	$0	$0	$78
Unrealized appreciation on swap agreements	756	0	17,260	0	0	18,016

	$834	$0	$17,260	$0	$0	$18,094

Liabilities:
Unrealized depreciation on swap agreements	$0	$0	$17,370	$0	$0	$17,370

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(8)	$0	$0	$0	$0	$(8)
Net realized gain (loss) on futures contracts, written options and swaps	352	0	(22,132)	0	0	(21,780)

	$344	$0	$(22,132)	$0	$0	$(21,788)

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$1,455	$0	$51,194	$0	$0	$52,649

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,575 as reported in the Notes to Schedule of Investments.

44	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments  Developing Local Markets Portfolio

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 3.5%

Macquarie Bank Ltd.
2.600% due 01/20/2012		$9,000	$9,190

Suncorp-Metway Ltd.
1.751% due 07/16/2012		16,300	16,812

Total Australia (Cost $25,994)			26,002

BRAZIL 29.9%

SOVEREIGN ISSUES 29.9%

Brazil Government International Bond
9.500% due 01/24/2011	EUR	20,000	28,850

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	21,490	11,772
10.000% due 01/01/2017		353,595	178,644

Total Brazil (Cost $216,200)			219,266

CAYMAN ISLANDS 0.1%

Atrium CDO Corp.
0.679% due 06/27/2015		$470	431

Total Cayman Islands (Cost $469)			431

EGYPT 0.0%

Petroleum Export Ltd.
4.623% due 06/15/2010		$39	39
4.633% due 06/15/2010		5	5
5.265% due 06/15/2011		119	118

Total Egypt (Cost $163)			162

EL SALVADOR 1.3%

El Salvador Government International Bond
8.500% due 07/25/2011		$8,600	9,309

Total El Salvador (Cost $9,102)			9,309

FRANCE 1.6%

Dexia Credit Local
0.501% due 01/12/2012		$11,900	11,902

Total France (Cost $11,900)			11,902

MEXICO 9.9%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	2,700	187

Mexico Government International Bond
8.500% due 12/13/2018		532,600	45,797
9.000% due 12/22/2011		300,000	25,874

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016		10,000	790

Total Mexico (Cost $68,345)			72,648

RUSSIA 0.1%

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$974	1,011

Total Russia (Cost $992)			1,011

SPAIN 1.4%

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		$10,000	10,000

Total Spain (Cost $10,000)			10,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 45.3%

ASSET-BACKED SECURITIES 0.5%

ACE Securities Corp.
0.279% due 08/25/2036	$44	$38
0.279% due 12/25/2036	23	20
0.319% due 06/25/2037	57	47

Asset-Backed Funding Certificates
0.579% due 06/25/2034	305	234

Bear Stearns Asset-Backed Securities Trust
1.229% due 10/25/2037	866	573

Carrington Mortgage Loan Trust
0.279% due 01/25/2037	24	23
0.329% due 06/25/2037	575	506

Citigroup Mortgage Loan Trust, Inc.
0.289% due 05/25/2037	73	65
0.289% due 07/25/2045	102	77

Countrywide Asset-Backed Certificates
0.309% due 10/25/2047	58	55
0.409% due 09/25/2036	107	84

Credit-Based Asset Servicing & Securitization LLC
0.289% due 11/25/2036	18	13
0.349% due 07/25/2037	516	398

First NLC Trust
0.299% due 08/25/2037	337	232

Fremont Home Loan Trust
0.289% due 01/25/2037	19	15

GE-WMC Mortgage Securities LLC
0.269% due 08/25/2036	5	2

GSAMP Trust
0.299% due 10/25/2036	2	2
0.299% due 12/25/2036	27	18

Home Equity Asset Trust
0.289% due 05/25/2037	24	23

HSI Asset Securitization Corp. Trust
0.279% due 10/25/2036	21	14
0.279% due 12/25/2036	25	23
0.289% due 05/25/2037	119	109

Indymac Residential Asset-Backed Trust
0.309% due 07/25/2037	30	30

JPMorgan Mortgage Acquisition Corp.
0.289% due 03/25/2047	113	79
0.309% due 08/25/2036	3	1
0.309% due 03/25/2037	60	56
0.339% due 08/25/2036	386	171

Lehman ABS Mortgage Loan Trust
0.319% due 06/25/2037	70	30

Long Beach Mortgage Loan Trust
0.509% due 10/25/2034	62	52

MASTR Asset-Backed Securities Trust
0.309% due 05/25/2037	48	46

Merrill Lynch Mortgage Investors, Inc.
0.309% due 09/25/2037	13	4

Morgan Stanley ABS Capital I
0.279% due 11/25/2036	12	12
0.289% due 05/25/2037	65	54

New Century Home Equity Loan Trust
0.409% due 05/25/2036	69	45

Popular ABS Mortgage Pass-Through Trust
0.319% due 06/25/2047	84	76

Securitized Asset-Backed Receivables LLC Trust
0.289% due 12/25/2036	47	18
0.309% due 11/25/2036	22	8

SLM Student Loan Trust
0.399% due 01/25/2017	28	28

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Soundview Home Equity Loan Trust
0.309% due 06/25/2037		$67	$57

South Carolina Student Loan Corp.
0.752% due 09/02/2014		23	23

WaMu Asset-Backed Certificates
0.279% due 01/25/2037		17	14

Washington Mutual Asset-Backed Certificates
0.289% due 10/25/2036		26	18

			3,393

CORPORATE BONDS & NOTES 6.2%

Bear Stearns Cos. LLC
0.651% due 07/19/2010		926	927
5.300% due 10/30/2015		100	107
5.500% due 08/15/2011		100	105
6.950% due 08/10/2012		500	554

Caterpillar Financial Services Corp.
1.001% due 06/24/2011		5,000	5,044

Citibank N.A.
1.250% due 11/15/2011		15,100	15,195

Citigroup, Inc.
0.400% due 05/18/2010		500	500

Dominion Resources, Inc.
1.308% due 06/17/2010		400	401

General Electric Capital Corp.
0.320% due 08/15/2011		200	200

GMAC, Inc.
7.250% due 03/02/2011		2,700	2,746

Hewlett-Packard Co.
0.317% due 06/15/2010		2,735	2,736

International Business Machines Corp.
0.829% due 07/28/2011		3,000	3,025

International Lease Finance Corp.
0.472% due 05/24/2010		1,000	1,000

John Deere Capital Corp.
0.331% due 07/16/2010		7,900	7,902

JPMorgan Chase & Co.
0.957% due 09/26/2013	EUR	300	396

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)		$1,100	258
5.316% due 04/05/2011 (a)	EUR	2,142	662

Metropolitan Life Global Funding I
0.290% due 05/17/2010		$500	500

Morgan Stanley
5.250% due 11/02/2012		2,500	2,666

Roche Holdings, Inc.
2.252% due 02/25/2011		50	51

SLM Corp.
0.409% due 07/26/2010		100	99
0.850% due 12/15/2010	EUR	100	133

UnitedHealth Group, Inc.
0.433% due 06/21/2010		$200	200

			45,407

MORTGAGE-BACKED SECURITIES 1.9%

Adjustable Rate Mortgage Trust
5.049% due 09/25/2035		284	186

American Home Mortgage Assets
0.419% due 09/25/2046		53	28

American Home Mortgage Investment Trust
5.660% due 09/25/2045		48	38

Banc of America Funding Corp.
6.030% due 01/20/2047		425	298

See Accompanying Notes	Annual Report	March 31, 2010	45

Schedule of Investments  Developing Local Markets Portfolio   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Mortgage Securities, Inc.
4.090% due 07/25/2034	$163	$150
5.404% due 02/25/2036	87	69

Bear Stearns Adjustable Rate Mortgage Trust
3.537% due 02/25/2034	280	239
4.739% due 04/25/2034	134	124
5.394% due 05/25/2047	128	89

Bear Stearns Alt-A Trust
0.389% due 02/25/2034	44	33
5.652% due 01/25/2036	638	359

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	1	1

Bear Stearns Mortgage Funding Trust
0.299% due 02/25/2037	26	25

Bear Stearns Structured Products, Inc.
5.603% due 01/26/2036	1,468	907
5.624% due 12/26/2046	869	534

Chase Mortgage Finance Corp.
5.424% due 03/25/2037	60	50

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	247	219
4.584% due 08/25/2035	254	98
5.629% due 07/25/2046	56	40

Commercial Mortgage Pass-Through Certificates
0.330% due 04/15/2017	17	17

Countrywide Alternative Loan Trust
0.409% due 02/20/2047	142	71
0.409% due 05/25/2047	143	75
0.419% due 09/25/2046	98	47
1.471% due 02/25/2036	38	21
5.849% due 02/25/2037	139	97

Countrywide Home Loan Mortgage Pass-Through Trust
0.569% due 03/25/2036	738	214
5.981% due 09/25/2047	18	13

Credit Suisse First Boston Mortgage Securities Corp.
3.001% due 06/25/2033	411	351

Deutsche ALT-A Securities, Inc.
0.299% due 01/25/2047	9	9
0.309% due 02/25/2037	5	5
0.319% due 08/25/2037	130	125

First Horizon Asset Securities, Inc.
3.117% due 07/25/2033	170	155
5.343% due 08/25/2035	260	232

Greenpoint Mortgage Pass-Through Certificates
3.474% due 10/25/2033	331	246

GSR Mortgage Loan Trust
5.123% due 01/25/2036	60	49

Harborview Mortgage Loan Trust
0.319% due 01/19/2038	10	10
0.409% due 07/19/2046	115	60
0.419% due 01/19/2038	201	111
0.469% due 03/19/2036	226	126
4.154% due 07/19/2035	691	549
5.826% due 08/19/2036	15	10

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Impac Secured Assets CMN Owner Trust
0.309% due 01/25/2037	$5	$5

Indymac Index Mortgage Loan Trust
0.419% due 09/25/2046	84	43
2.948% due 12/25/2034	196	142

Luminent Mortgage Trust
0.399% due 12/25/2036	72	38
0.409% due 12/25/2036	55	27

Merrill Lynch Floating Trust
0.300% due 06/15/2022	55	51

Merrill Lynch Mortgage Investors, Inc.
0.439% due 02/25/2036	1,332	962

Merrill Lynch Mortgage-Backed Securities Trust
5.784% due 04/25/2037	47	35

MLCC Mortgage Investors, Inc.
0.479% due 11/25/2035	559	441
1.229% due 10/25/2035	314	252

Provident Funding Mortgage Loan Trust
3.018% due 08/25/2033	249	228

Residential Accredit Loans, Inc.
0.529% due 08/25/2035	73	42

Residential Funding Mortgage Securities I
5.200% due 09/25/2035	302	217

Sequoia Mortgage Trust
2.964% due 04/20/2035	304	279
3.132% due 01/20/2047	24	18

Structured Adjustable Rate Mortgage Loan Trust
2.817% due 01/25/2035	282	237
2.851% due 07/25/2034	792	655
5.139% due 08/25/2035	181	131

Structured Asset Mortgage Investments, Inc.
0.329% due 09/25/2047	253	248
0.449% due 05/25/2046	43	22
0.479% due 07/19/2035	1,528	1,278
0.559% due 10/19/2034	491	432

Structured Asset Securities Corp.
2.694% due 06/25/2033	511	447
3.183% due 10/25/2035	27	23

TBW Mortgage-Backed Pass-Through Certificates
0.339% due 01/25/2037	14	12

WaMu Mortgage Pass-Through Certificates
0.449% due 07/25/2046	495	131
0.740% due 11/25/2034	1,092	680
1.201% due 01/25/2047	67	41
1.281% due 12/25/2046	65	39
1.671% due 11/25/2042	29	21
2.784% due 03/25/2034	296	274
2.884% due 06/25/2033	169	161
3.328% due 10/25/2046	130	86
5.266% due 01/25/2037	47	35
5.448% due 04/25/2037	33	22
5.558% due 12/25/2036	91	64
5.562% due 12/25/2036	29	21
5.638% due 05/25/2037	66	44
5.921% due 09/25/2036	41	32

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
4.986% due 12/25/2034	$223	$220
5.531% due 07/25/2036	66	53

		14,269

U.S. GOVERNMENT AGENCIES 2.7%

Fannie Mae
0.729% due 06/25/2027	10,111	10,020
0.779% due 06/25/2027	9,318	9,244
1.671% due 06/01/2043 - 07/01/2044	70	70
5.000% due 02/25/2017	22	22

Freddie Mac
0.509% due 09/25/2031	192	186

		19,542

U.S. TREASURY OBLIGATIONS 34.0%

U.S. Treasury Notes
0.750% due 11/30/2011	41,000	40,957
1.000% due 09/30/2011	36,300	36,459
1.000% due 10/31/2011	10,900	10,941
1.125% due 06/30/2011	160,183	161,397

		249,754

Total United States (Cost $338,027)		332,365

SHORT-TERM INSTRUMENTS 6.3%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 04/01/2010	$499	499

(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 06/17/2010 valued at $510. Repurchase proceeds are $499.)

U.S. TREASURY BILLS 2.4%
0.371% due 08/26/2010 - 12/16/2010 (b)(d)(e)	17,790	17,759

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 3.8%
	2,794,198	27,978

Total Short-Term Instruments (Cost $46,216)		46,236

Total Investments 99.4% (Cost $727,408)		$729,332

Written Options (h) (0.0%) (Premiums $271)		(6)

Other Assets and Liabilities (Net) 0.6%		4,699

Net Assets 100.0%		$734,025

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $4,772 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(e)	Securities with an aggregate market value of $5,650 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $36,345 at a weighted average interest rate of -0.170%. On March 31, 2010, there were no open reverse repurchase agreements.

46	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

(g)	Swap agreements outstanding on March 31, 2010:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM	BRL	55,000	$129	$0	$129
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MSC	MXN	4,000	41	0	41
Pay	28-Day MXN TIIE	8.770%	08/03/2016	CITI		2,550	15	0	15
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BCLY		2,550	15	0	15

							$200	$0	$200

(h)	Written options outstanding on March 31, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	$300	$2	$0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	200	2	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	3,800	38	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,500	12	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	21,600	217	5

							$271	$6

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	42	$0	$11
Sales	149	94,680	544
Closing Buys	(55)	(67,280)	(242)
Expirations	(136)	0	(42)
Exercised	0	0	0

Balance at 03/31/2010	0	$27,400	$271

(i)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	9,526	04/2010	GSC	$0	$(157)	$(157)
Sell		247,334	04/2010	MSC	0	(518)	(518)
Buy		256,860	04/2010	RBC	0	(928)	(928)
Sell		14,536	06/2010	CITI	0	(77)	(77)
Buy		247,334	06/2010	MSC	533	0	533
Buy	CNY	45,948	06/2010	BCLY	0	(19)	(19)
Sell		47,625	06/2010	BCLY	0	(2)	(2)
Sell		20,068	06/2010	BOA	19	0	19
Buy		19,245	06/2010	CITI	0	(3)	(3)
Buy		8,271	06/2010	DUB	0	(5)	(5)
Buy		59,804	06/2010	HSBC	0	(25)	(25)
Sell		67,755	06/2010	HSBC	38	0	38
Buy		5,386	06/2010	JPM	0	(8)	(8)
Sell		35,738	06/2010	MSC	36	0	36
Buy		32,532	06/2010	RBS	0	0	0
Buy		95,978	11/2010	BCLY	0	(194)	(194)
Buy		138,255	11/2010	CITI	0	(286)	(286)
Buy		352,221	11/2010	DUB	0	(791)	(791)
Buy		248,254	11/2010	JPM	0	(754)	(754)
Buy		137,614	11/2010	MSC	0	(336)	(336)
Sell		32,532	11/2010	RBS	2	0	2
Buy		19,722	01/2011	BOA	0	(27)	(27)
Buy		42,973	01/2011	JPM	0	(78)	(78)
Buy		35,125	01/2011	MSC	0	(48)	(48)
Buy		7,162	06/2011	DUB	0	(30)	(30)
Sell	EUR	21,451	04/2010	GSC	850	0	850
Sell	IDR	80,219,500	10/2010	JPM	0	(200)	(200)
Buy		156,075,000	11/2010	BCLY	458	0	458
Buy		154,512,000	11/2010	CITI	383	0	383
Buy		71,930,140	11/2010	DUB	12	0	12
Buy		143,212,450	11/2010	HSBC	157	0	157
Sell	JPY	256,209	04/2010	CITI	91	0	91

See Accompanying Notes	Annual Report	March 31, 2010	47

Schedule of Investments  Developing Local Markets Portfolio   (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	KRW	4,891,250	07/2010	HSBC	$0	$(5)	$(5)
Buy		8,005,640	11/2010	BCLY	221	0	221
Buy		9,755,140	11/2010	BOA	293	0	293
Buy		40,264,081	11/2010	CITI	700	0	700
Buy		7,777,794	11/2010	DUB	131	0	131
Buy		4,058,580	11/2010	GSC	99	0	99
Buy		31,714,858	11/2010	JPM	247	(44)	203
Buy		15,344,163	11/2010	MSC	126	0	126
Sell		9,666,180	11/2010	MSC	0	(177)	(177)
Buy	MXN	460,575	04/2010	BOA	3,186	0	3,186
Buy		616	04/2010	CITI	0	0	0
Sell		642,361	04/2010	CITI	0	(3,321)	(3,321)
Buy		12,843	04/2010	DUB	57	0	57
Sell		616	04/2010	DUB	0	0	0
Buy		2,955	04/2010	GSC	10	0	10
Buy		804,170	04/2010	HSBC	1,035	0	1,035
Sell		165,440	04/2010	HSBC	0	(560)	(560)
Buy		74,697	04/2010	JPM	141	0	141
Buy		209,501	04/2010	MSC	396	0	396
Sell		1,018,437	04/2010	MSC	0	(4,733)	(4,733)
Buy		47,196	04/2010	RBS	293	0	293
Buy		214,301	04/2010	UBS	418	0	418
Buy		616	09/2010	DUB	0	0	0
Sell		375,358	09/2010	HSBC	0	(234)	(234)
Sell		74,697	09/2010	JPM	0	(139)	(139)
Sell		209,501	09/2010	MSC	0	(391)	(391)
Sell		214,301	09/2010	UBS	0	(412)	(412)
Sell	MYR	28,594	06/2010	BCLY	0	(433)	(433)
Buy		28,657	06/2010	JPM	403	0	403
Buy		141,613	10/2010	BCLY	1,485	0	1,485
Buy		20,996	10/2010	BOA	249	0	249
Buy		68,928	10/2010	CITI	777	0	777
Buy		8,909	10/2010	DUB	105	0	105
Buy	SGD	5,115	06/2010	BCLY	55	0	55
Buy		11,161	06/2010	CITI	17	(64)	(47)
Buy		4,036	06/2010	DUB	24	0	24
Buy		3,180	06/2010	UBS	22	0	22
Buy		7,080	09/2010	BCLY	2	0	2
Buy		5,263	09/2010	CITI	20	0	20
Buy		4,532	09/2010	GSC	16	0	16
Buy	TWD	60,928	06/2010	BOA	15	0	15
Buy		71,582	06/2010	DUB	19	0	19
Buy		148,010	06/2010	JPM	0	(57)	(57)
Buy		78,718	06/2010	MSC	16	0	16
Buy		9,869	10/2010	BCLY	1	0	1
Buy		29,289	10/2010	CITI	6	0	6
Buy	ZAR	4,830	07/2010	BCLY	38	0	38

					$13,202	$(15,056)	$(1,854)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Brazil	$0	$219,266	$0	$219,266
Mexico	0	72,648	0	72,648
United States	0	332,365	0	332,365
Short-Term Instruments	27,978	18,258	0	46,236
Other Investments +++	0	58,386	431	58,817

Investments, at value	$27,978	$700,923	$431	$729,332
Financial Derivative Instruments ++++	$0	$(1,660)	$0	$(1,660)

Totals	$27,978	$699,263	$431	$727,672

48	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010
Other Investments +++	$0	$(6)	$0	$0	$60	$377	$431	$58

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(k)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$13,202	$0	$0	$0	$13,202
Unrealized appreciation on swap agreements	200	0	0	0	0	200

	$200	$13,202	$0	$0	$0	$13,402

Liabilities:
Written options outstanding	$6	$0	$0	$0	$0	$6
Unrealized depreciation on foreign currency contracts	0	15,056	0	0	0	15,056

	$6	$15,056	$0	$0	$0	$15,062

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(13)	$0	$0	$0	$0	$(13)
Net realized gain on futures contracts, written options and swaps	5,735	18	1	0	0	5,754
Net realized gain on foreign currency transactions	0	23,393	0	0	0	23,393

	$5,722	$23,411	$1	$0	$0	$29,134

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(4,313)	$0	$(120)	$0	$0	$(4,433)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	19,277	0	0	0	19,277

	$(4,313)	$19,277	$(120)	$0	$0	$14,844

^	See note 4 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Annual Report	March 31, 2010	49

Schedule of Investments  Emerging Markets Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BRAZIL 40.0%

CORPORATE BONDS & NOTES 8.0%

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$3,000	$3,285

CSN Islands XI Corp.
6.875% due 09/21/2019		7,000	7,350

Fibria Overseas Finance Ltd.
9.250% due 10/30/2019		5,000	5,725

Gerdau Holdings, Inc.
7.000% due 01/20/2020		20,000	21,200

Petrobras International Finance Co.
5.750% due 01/20/2020		5,000	5,147
7.875% due 03/15/2019		10,650	12,509

			55,216

SOVEREIGN ISSUES 32.0%

Brazil Government International Bond
5.875% due 01/15/2019		3,400	3,672
7.875% due 03/07/2015		10,800	12,825
8.000% due 01/15/2018		4,366	5,111

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	33,611	18,415
10.000% due 01/01/2017		358,754	181,340

			221,363

Total Brazil (Cost $263,798)			276,579

CHILE 0.2%

Banco Santander Chile
5.375% due 12/09/2014		$1,500	1,579

Total Chile (Cost $1,499)			1,579

COLOMBIA 0.7%

Colombia Government International Bond
7.375% due 03/18/2019		$4,000	4,620

Total Colombia (Cost $4,556)			4,620

EGYPT 0.7%

Petroleum Export II Ltd.
6.340% due 06/20/2011		$4,337	4,283

Petroleum Export Ltd.
4.623% due 06/15/2010		50	50
4.633% due 06/15/2010		6	6
5.265% due 06/15/2011		673	667

Total Egypt (Cost $5,002)			5,006

EL SALVADOR 1.7%

AES El Salvador Trust
6.750% due 02/01/2016		$3,750	3,581

El Salvador Government International Bond
8.500% due 07/25/2011		7,225	7,821

Total El Salvador (Cost $11,381)			11,402

INDONESIA 0.1%

Indonesia Government International Bond
10.375% due 05/04/2014		$500	624

Total Indonesia (Cost $535)			624

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO 11.8%

CORPORATE BONDS & NOTES 2.8%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	$756

Pemex Finance Ltd.
9.030% due 02/15/2011		$80	82

Pemex Project Funding Master Trust
1.557% due 06/15/2010		1,780	1,782
5.500% due 02/24/2025	EUR	2,100	2,805

Petroleos Mexicanos
8.000% due 05/03/2019		$11,200	13,188

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	10,000	789

			19,402

SOVEREIGN ISSUES 9.0%

Mexico Government International Bond
5.125% due 01/15/2020		$5,000	5,075
5.625% due 01/15/2017		4,942	5,313
5.950% due 03/19/2019		14,900	16,166
6.750% due 09/27/2034		263	291
7.500% due 06/21/2012	MXN	309,489	25,973
8.300% due 08/15/2031		$7,000	9,030
9.500% due 12/18/2014	MXN	1,155	104

			61,952

Total Mexico (Cost $78,254)			81,354

NETHERLANDS 1.0%

Rabobank Nederland NV
0.651% due 05/19/2010		$7,200	7,204

Total Netherlands (Cost $7,191)			7,204

PANAMA 1.0%

Panama Government International Bond
6.700% due 01/26/2036		$100	107
7.250% due 03/15/2015		6,000	6,885

Total Panama (Cost $6,880)			6,992

PERU 0.2%

Peru Government International Bond
6.900% due 08/12/2037	PEN	4,000	1,427
8.750% due 11/21/2033		$100	133

Total Peru (Cost $1,629)			1,560

QATAR 5.7%

Qatar Government International Bond
5.250% due 01/20/2020		$36,200	37,757
6.400% due 01/20/2040		1,000	1,050

Qatar Petroleum
5.579% due 05/30/2011		267	274

Total Qatar (Cost $37,937)			39,081

RUSSIA 10.4%

CORPORATE BONDS & NOTES 7.8%

Gaz Capital S.A.
9.250% due 04/23/2019		$250	297

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		1,144	1,188

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		8,100	9,316

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		$3,200	$3,316
7.175% due 05/16/2013		2,050	2,230
7.750% due 05/29/2018		5,000	5,637

TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	1,046
6.625% due 03/20/2017		7,500	7,725
7.500% due 07/18/2016		3,900	4,275
7.875% due 03/13/2018		12,000	13,230

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		5,300	5,624

			53,884

SOVEREIGN ISSUES 2.6%

Russia Government International Bond
7.500% due 03/31/2030		15,548	17,960
12.750% due 06/24/2028		100	178

			18,138

Total Russia (Cost $69,033)			72,022

SINGAPORE 1.4%

Temasek Financial I Ltd.
4.300% due 10/25/2019		$10,000	9,854

Total Singapore (Cost $9,924)			9,854

SOUTH KOREA 0.7%

Korea Development Bank
0.391% due 04/06/2010		$5,000	5,000

Total South Korea (Cost $4,998)			5,000

SUPRANATIONAL 0.0%

Inter-American Development Bank
8.500% due 03/15/2011		$120	129

Total Supranational (Cost $125)			129

SWITZERLAND 0.3%

UBS AG
1.352% due 02/23/2012		$2,000	2,011

Total Switzerland (Cost $2,000)			2,011

UNITED KINGDOM 0.2%

Bank of Scotland PLC
0.312% due 12/08/2010		$1,500	1,497

Total United Kingdom (Cost $1,451)			1,497

UNITED STATES 16.6%

ASSET-BACKED SECURITIES 0.1%

GSAA Trust
0.529% due 03/25/2037		$693	345

Morgan Stanley Mortgage Loan Trust
0.589% due 04/25/2037		626	243

			588

CORPORATE BONDS & NOTES 5.2%

American Express Bank FSB
3.150% due 12/09/2011		1,100	1,141

American Express Credit Corp.
1.629% due 05/27/2010		5,000	5,010

American International Group, Inc.
8.625% due 05/22/2068	GBP	800	1,005

50	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of America N.A.
0.537% due 06/15/2016	$900	$806

Citigroup, Inc.
2.125% due 04/30/2012	1,700	1,732

Cytec Industries, Inc.
6.000% due 10/01/2015	1,000	1,077

General Electric Capital Corp.
3.000% due 12/09/2011	1,100	1,137

International Business Machines Corp.
0.829% due 07/28/2011	5,000	5,041

John Deere Capital Corp.
0.331% due 07/16/2010	5,000	5,001

JPMorgan Chase & Co.
0.331% due 06/25/2010	1,500	1,500

KeyBank N.A.
2.502% due 06/02/2010	400	401

Kraft Foods, Inc.
0.750% due 08/11/2010	700	701

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	2,400	2,590

Morgan Stanley
1.950% due 06/20/2012	1,100	1,117

Ohio Power Co.
0.431% due 04/05/2010	1,400	1,400

Roche Holdings, Inc.
2.252% due 02/25/2011	700	713

SLM Corp.
5.375% due 05/15/2014	200	190

Sovereign Bank
2.750% due 01/17/2012	800	825

SunTrust Bank
3.000% due 11/16/2011	1,400	1,446

Wachovia Bank N.A.
0.322% due 12/02/2010	1,000	1,001
1.150% due 05/14/2010	1,200	1,201

Wachovia Corp.
5.750% due 02/01/2018	900	958

		35,993

MORTGAGE-BACKED SECURITIES 1.3%

American Home Mortgage Assets
0.419% due 09/25/2046	160	84

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Mortgage Securities, Inc.
5.404% due 02/25/2036	$91	$72

Bear Stearns Adjustable Rate Mortgage Trust
2.810% due 03/25/2035	5,092	4,767

Bear Stearns Alt-A Trust
0.449% due 12/25/2046	231	23

Chase Mortgage Finance Corp.
5.424% due 03/25/2037	180	150

Citigroup Mortgage Loan Trust, Inc.
3.075% due 03/25/2034	35	34
5.629% due 07/25/2046	112	80

Countrywide Home Loan Mortgage Pass-Through Trust
5.317% due 10/20/2035	460	321
5.981% due 09/25/2047	71	51

Harborview Mortgage Loan Trust
5.826% due 08/19/2036	61	40

Luminent Mortgage Trust
0.399% due 12/25/2036	216	115
0.409% due 12/25/2036	109	54
0.429% due 10/25/2046	50	28

MASTR Adjustable Rate Mortgages Trust
0.469% due 05/25/2037	424	208

Merrill Lynch Alternative Note Asset
0.529% due 03/25/2037	624	271
5.442% due 06/25/2037	543	299

Merrill Lynch Mortgage-Backed Securities Trust
5.784% due 04/25/2037	157	118

Morgan Stanley Capital I
5.692% due 04/15/2049	1,000	919

Morgan Stanley Mortgage Loan Trust
5.352% due 06/25/2036	51	44

Residential Accredit Loans, Inc.
0.479% due 08/25/2037	87	46

Sequoia Mortgage Trust
3.132% due 01/20/2047	60	44

Structured Asset Mortgage Investments, Inc.
0.449% due 05/25/2046	145	72
0.529% due 08/25/2036	800	163

WaMu Mortgage Pass-Through Certificates
1.211% due 01/25/2047	185	98
5.266% due 01/25/2037	125	93
5.448% due 04/25/2037	83	56
5.558% due 12/25/2036	273	191
5.562% due 12/25/2036	73	53

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.638% due 05/25/2037	$197	$132
5.921% due 09/25/2036	137	107

		8,733

U.S. GOVERNMENT AGENCIES 0.0%

Freddie Mac
0.109% due 02/01/2011 (d)	113	113
0.179% due 08/05/2011 (d)	29	29

		142

U.S. TREASURY OBLIGATIONS 10.0%

U.S. Treasury Notes
1.000% due 07/31/2011	1,657	1,666
1.000% due 09/30/2011	27,400	27,520
1.000% due 10/31/2011	33,600	33,728
1.125% due 06/30/2011	6,100	6,146

		69,060

Total United States (Cost $114,334)		114,516

SHORT-TERM INSTRUMENTS 6.9%

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
0.010% due 04/01/2010	303	303

(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $310. Repurchase proceeds are $303.)

U.S. TREASURY BILLS 0.5%
0.198% due 08/19/2010 - 09/02/2010 (a)(c)(d)	3,090	3,088

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 6.4%
	4,443,244	44,490

Total Short-Term Instruments (Cost $47,881)		47,881

Total Investments 99.6% (Cost $668,408)		$688,911

Other Assets and Liabilities (Net) 0.4%		2,992

Net Assets 100.0%		$691,903

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Affiliated to the Portfolio.
(c)	Securities with an aggregate market value of $380 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(d)	Securities with an aggregate market value of $2,850 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $27,675 at a weighted average interest rate of -0.005%. On March 31, 2010, there were no open reverse repurchase agreements.
(f)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Cytec Industries, Inc.	DUB	(1.000%	)	12/20/2015	1.143%	$1,000	$7	$0	$7

See Accompanying Notes	Annual Report	March 31, 2010	51

Schedule of Investments  Emerging Markets Portfolio   (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond	GSC	1.000%	03/20/2015	0.594%	$35,000	$679	$381	$298
Colombia Government International Bond	UBS	1.070%	01/20/2012	0.974%	6,500	25	0	25
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	1.737%	2,600	90	0	90
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.494%	3,225	(72)	(123)	51
Indonesia Government International Bond	UBS	1.000%	03/20/2015	1.494%	3,225	(72)	(130)	58
JSC Gazprom	CSFB	1.580%	06/20/2016	2.139%	5,000	(129)	0	(129)
JSC Gazprom	GSC	1.000%	03/20/2015	2.055%	50,000	(2,373)	(2,678)	305
JSC Gazprom	MSC	1.050%	04/20/2011	1.222%	1,000	3	0	3
JSC Gazprom	MSC	1.140%	07/20/2011	1.336%	600	0	0	0
JSC Gazprom	MSC	1.390%	05/20/2016	2.136%	1,700	(59)	0	(59)
Mexico Government International Bond	BCLY	1.000%	12/20/2014	1.106%	600	(3)	(20)	17
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.553%	4,000	(28)	0	(28)

						$(1,939)	$(2,570)	$631

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	JPM	5.000%	12/20/2014	$9,600	$1,131	$1,046	$85
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	34,300	4,308	4,445	(137)
CDX.EM-13 Index	GSC	5.000%	06/20/2015	1,300	163	162	1

					$5,602	$5,653	$(51)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.510%	01/02/2012	UBS	BRL	127,000	$(272)	$0	$(272)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		400,000	(460)	(329)	(131)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		110,000	178	0	178
Pay	1-Year BRL-CDI	11.020%	01/02/2012	UBS		58,900	213	0	213
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		11,500	57	16	41
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		83,100	866	2	864
Pay	1-Year BRL-CDI	11.700%	01/02/2012	UBS		120,000	1,332	0	1,332
Pay	1-Year BRL-CDI	11.900%	01/02/2012	UBS		55,000	741	0	741
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		221,700	74	227	(153)
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		165,000	170	0	170
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MSC	MXN	38,000	379	0	379
Pay	28-Day MXN TIIE	8.770%	08/03/2016	CITI		5,700	33	0	33
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BCLY		5,700	33	0	33
Pay	28-Day MXN TIIE	8.720%	09/05/2016	CITI		3,000	16	7	9
Pay	28-Day MXN TIIE	8.865%	09/12/2016	GSC		45,000	284	0	284
Pay	28-Day MXN TIIE	8.850%	09/21/2016	JPM		80,000	492	0	492
Pay	28-Day MXN TIIE	8.900%	09/22/2016	CITI		52,250	333	0	333

							$4,469	$(77)	$4,546

52	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

(g)	Transactions in written call and put options for the period ended March 31, 2010:

	Notional Amount	Premium
Balance at 03/31/2009	$0	$0
Sales	3,000	21
Closing Buys	(3,000)	(21)
Expirations	0	0
Exercised	0	0

Balance at 03/31/2010	$0	$0

(h)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	106,572	04/2010	GSC	$929	$0	$929
Sell		43,217	04/2010	HSBC	0	(1,302)	(1,302)
Buy		149,789	04/2010	MSC	314	0	314
Sell		149,789	06/2010	MSC	0	(323)	(323)
Buy	CNY	68,786	06/2010	BCLY	0	(28)	(28)
Sell		74,838	06/2010	BCLY	0	(3)	(3)
Sell		28,852	06/2010	BOA	28	0	28
Buy		28,804	06/2010	CITI	0	(5)	(5)
Buy		12,381	06/2010	DUB	0	(7)	(7)
Buy		89,522	06/2010	HSBC	0	(38)	(38)
Sell		51,412	06/2010	MSC	51	0	51
Buy		71,669	08/2010	BOA	0	(103)	(103)
Buy		5,055	11/2010	BCLY	0	(10)	(10)
Buy		8,192	11/2010	CITI	0	(17)	(17)
Buy		21,126	11/2010	DUB	0	(48)	(48)
Buy		141,025	11/2010	HSBC	0	(24)	(24)
Buy		8,324	11/2010	MSC	0	(20)	(20)
Buy		28,355	01/2011	BOA	0	(39)	(39)
Buy		50,529	01/2011	MSC	0	(70)	(70)
Sell	EUR	1,834	04/2010	JPM	28	0	28
Sell	GBP	569	06/2010	RBS	0	(6)	(6)
Buy	IDR	44,662,610	11/2010	BCLY	131	0	131
Buy		44,174,200	11/2010	CITI	110	0	110
Buy		20,490,640	11/2010	DUB	3	0	3
Buy		41,045,850	11/2010	HSBC	45	0	45
Sell	JPY	222,048	04/2010	CITI	79	0	79
Buy	KRW	1,890,000	07/2010	BCLY	68	0	68
Buy		3,751,249	07/2010	DUB	140	0	140
Sell		7,962,500	07/2010	HSBC	0	(7)	(7)
Buy		3,116,371	07/2010	MSC	108	0	108
Buy		7,459,383	08/2010	MSC	221	0	221
Buy		5,002,767	11/2010	BCLY	122	0	122
Buy		1,992,035	11/2010	BOA	60	0	60
Buy		10,070,401	11/2010	CITI	181	0	181
Buy		1,592,762	11/2010	DUB	27	0	27
Buy		832,830	11/2010	GSC	20	0	20
Buy		6,478,841	11/2010	JPM	51	(9)	42
Buy		3,142,503	11/2010	MSC	26	0	26
Buy	MXN	1,057	04/2010	CITI	1	0	1
Buy		7,673	04/2010	DUB	34	0	34
Sell		1,057	04/2010	DUB	0	0	0
Buy		3,023	04/2010	GSC	13	0	13
Buy		454,131	04/2010	HSBC	853	0	853
Sell		275,090	04/2010	HSBC	0	(1,699)	(1,699)
Buy		263,920	04/2010	JPM	1,313	0	1,313
Sell		412,869	04/2010	JPM	0	(2,239)	(2,239)
Sell		190,696	04/2010	MSC	0	(909)	(909)
Sell		66,640	04/2010	RBS	0	(414)	(414)
Buy		216,547	04/2010	UBS	423	0	423
Buy		1,057	09/2010	DUB	0	0	0
Sell		139,276	09/2010	MSC	0	(48)	(48)
Sell		216,547	09/2010	UBS	0	(416)	(416)
Buy	MYR	57,096	10/2010	BCLY	599	0	599
Buy		8,474	10/2010	BOA	100	0	100
Buy		27,812	10/2010	CITI	313	0	313
Buy		3,593	10/2010	DUB	42	0	42
Buy	SGD	995	06/2010	BCLY	11	0	11
Buy		4,615	06/2010	CITI	3	(29)	(26)
Buy		762	06/2010	DUB	4	0	4

See Accompanying Notes	Annual Report	March 31, 2010	53

Schedule of Investments  Emerging Markets Portfolio   (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	594	06/2010	UBS	$4	$0	$4
Buy		3,198	09/2010	BCLY	1	0	1
Buy		2,377	09/2010	CITI	9	0	9
Buy		2,047	09/2010	GSC	7	0	7
Buy	TWD	46,428	06/2010	BOA	11	0	11
Buy		54,547	06/2010	DUB	15	0	15
Buy		59,985	06/2010	MSC	12	0	12
Buy		7,521	10/2010	BCLY	1	0	1
Buy		22,318	10/2010	CITI	4	0	4

					$6,515	$(7,813)	$(1,298)

(i)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Brazil	$0	$276,579	$0	$276,579
Mexico	0	81,354	0	81,354
Qatar	0	39,081	0	39,081
Russia	0	72,022	0	72,022
United States	0	114,516	0	114,516
Short-Term Instruments	44,490	3,391	0	47,881
Other Investments +++	0	57,478	0	57,478

Investments, at value	$44,490	$644,421	$0	$688,911
Financial Derivative Instruments ++++	$0	$3,835	$0	$3,835

Totals	$44,490	$648,256	$0	$692,746

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(j)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$6,515	$0	$0	$0	$6,515
Unrealized appreciation on swap agreements	5,102	0	940	0	0	6,042

	$5,102	$6,515	$940	$0	$0	$12,557

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$7,813	$0	$0	$0	$7,813
Unrealized depreciation on swap agreements	556	0	353	0	0	909

	$556	$7,813	$353	$0	$0	$8,722

54	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$4,570	$21	$(427)	$0	$0	$4,164
Net realized (loss) on foreign currency transactions	0	(75,950)	0	0	0	(75,950)

	$4,570	$(75,929)	$(427)	$0	$0	$(71,786)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(2,813)	$0	$22,975	$0	$0	$20,162
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	19,553	0	0	0	19,553

	$(2,813)	$19,553	$22,975	$0	$0	$39,715

^	See note 4 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Annual Report	March 31, 2010	55

Schedule of Investments  High Yield Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 5.9%

CSC Holdings LLC
10.500% due 08/01/2013	$2,500	$2,706

First Data Corp.
2.997% due 09/24/2014	1,361	1,209
3.001% due 09/24/2014	74	66
3.032% due 09/24/2014	41	37

Ford Motor Co.
3.230% due 12/15/2013	157	152
3.260% due 12/15/2013	2,743	2,656

Freescale Semiconductor, Inc.
12.500% due 12/15/2014	332	343

Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2014 (a)	1,156	960

Hexion Specialty Chemicals, Inc.
4.062% due 05/05/2013	1,165	1,106

Idearc, Inc.
11.000% due 12/31/2015	779	733

International Lease Finance Corp.
10.000% due 03/17/2016	900	913

Nuveen Investments, Inc.
3.249% due 11/13/2014	575	529
3.322% due 11/01/2014	680	626
3.322% due 11/13/2014	97	89

Texas Competitive Electric Holdings Co. LLC
3.729% due 10/10/2014	11,050	8,975
3.751% due 10/10/2014	113	92

Tribune Co.
5.000% due 06/04/2024 (a)	120	75
5.250% due 06/04/2014 (a)	593	371

Total Bank Loan Obligations (Cost $22,577)		21,638

CORPORATE BONDS & NOTES 85.2%

BANKING & FINANCE 28.1%

AES Ironwood LLC
8.857% due 11/30/2025	2,055	2,024

AES Red Oak LLC
8.540% due 11/30/2019	623	640
9.200% due 11/30/2029	2,100	2,079

AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	450	457

American General Finance Corp.
0.507% due 12/15/2011	500	468
4.625% due 09/01/2010	3,200	3,195
4.875% due 07/15/2012	1,300	1,225

American International Group, Inc.
8.250% due 08/15/2018	4,825	5,070

Barclays Bank PLC
5.926% due 09/29/2049	400	356
7.434% due 09/29/2049	1,950	1,950

Caelus Re Ltd.
6.502% due 06/07/2011	250	249

Capital One Capital V
10.250% due 08/15/2039	800	950

CIT Group, Inc.
7.000% due 05/01/2013	796	780
7.000% due 05/01/2014	294	279
7.000% due 05/01/2015	295	275
7.000% due 05/01/2016	491	454
7.000% due 05/01/2017	687	636

Citigroup Capital XXI
8.300% due 12/21/2077	725	738

El Paso Performance-Linked Trust
7.750% due 07/15/2011	1,200	1,248

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Motor Credit Co. LLC
3.001% due 01/13/2012	$1,800	$1,750
7.000% due 10/01/2013	7,825	8,103
8.700% due 10/01/2014	200	217
9.875% due 08/10/2011	3,950	4,191

GMAC, Inc.
6.875% due 09/15/2011	700	710
8.000% due 11/01/2031	5,050	4,814
8.300% due 02/12/2015	800	842

HBOS PLC
6.750% due 05/21/2018	1,400	1,288

HCP, Inc.
6.000% due 01/30/2017	125	125

International Lease Finance Corp.
0.472% due 05/24/2010	275	275
5.000% due 04/15/2010	375	375
5.300% due 05/01/2012	500	486
5.450% due 03/24/2011	2,700	2,704
5.625% due 09/15/2010	1,625	1,637
5.750% due 06/15/2011	4,500	4,524
5.875% due 05/01/2013	300	288
6.625% due 11/15/2013	625	609

LBI Escrow Corp.
8.000% due 11/01/2017 (b)	2,950	3,064

Lehman Brothers Holdings, Inc.
3.018% due 01/12/2012 (a)	1,700	400
5.625% due 01/24/2013 (a)	830	199
6.625% due 01/18/2012 (a)	75	18
6.750% due 12/28/2017 (a)	4,725	24
6.875% due 05/02/2018 (a)	1,675	404
7.500% due 05/11/2038 (a)	775	4

NSG Holdings LLC
7.750% due 12/15/2025	4,450	4,027

Provident Funding Associates
10.250% due 04/15/2017 (b)	1,000	1,012

Rabobank Nederland NV
11.000% due 06/29/2049	4,875	6,292

Regions Bank
7.500% due 05/15/2018	4,850	4,819

Regions Financial Corp.
7.375% due 12/10/2037	4,750	4,139

Royal Bank of Scotland Group PLC
7.640% due 03/29/2049	9,200	5,842

SLM Corp.
0.549% due 01/27/2014	175	152
5.125% due 08/27/2012	1,650	1,640
8.000% due 03/25/2020	3,000	2,926

Tenneco, Inc.
10.250% due 07/15/2013	250	260

UBS Preferred Funding Trust V
6.243% due 05/29/2049	2,100	1,911

Ventas Realty LP
6.500% due 06/01/2016	1,050	1,074
6.625% due 10/15/2014	1,000	1,023
6.750% due 04/01/2017	1,430	1,469
7.125% due 06/01/2015	73	76

Wells Fargo & Co.
7.980% due 03/29/2049	4,025	4,226

Wells Fargo Capital XIII
7.700% due 12/29/2049	1,300	1,349

		102,361

INDUSTRIALS 45.0%

American Stores Co.
8.000% due 06/01/2026	3,000	2,648

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AmeriGas Partners LP
7.125% due 05/20/2016	$750	$761
7.250% due 05/20/2015	1,000	1,020

ARAMARK Corp.
8.500% due 02/01/2015	795	817

ArvinMeritor, Inc.
8.125% due 09/15/2015	1,500	1,455

AutoNation, Inc.
6.750% due 04/15/2018 (b)	275	271

Berry Plastics Corp.
5.001% due 02/15/2015	3,000	2,880

Biomet, Inc.
10.375% due 10/15/2017 (c)	1,350	1,492
11.625% due 10/15/2017	5,850	6,581

Brocade Communications Systems, Inc.
6.625% due 01/15/2018	100	102
6.875% due 01/15/2020	400	410

Building Materials Corp. of America
7.000% due 02/15/2020	150	153
7.500% due 03/15/2020	225	226

Chart Industries, Inc.
9.125% due 10/15/2015	2,100	2,110

Charter Communications Operating LLC
8.375% due 04/30/2014 (a)	1,000	1,032

Chesapeake Energy Corp.
7.500% due 06/15/2014	250	255
9.500% due 02/15/2015	3,275	3,578

Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015	150	151
7.750% due 05/15/2017	2,570	2,583
9.500% due 05/15/2016	325	349

Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017	1,000	1,048

Coffeyville Resources LLC
9.000% due 04/01/2015 (b)	175	179

Community Health Systems, Inc.
8.875% due 07/15/2015	3,000	3,112

Consol Energy, Inc.
8.000% due 04/01/2017 (b)	600	620
8.250% due 04/01/2020 (b)	500	516

Continental Resources, Inc.
7.375% due 10/01/2020 (b)	175	173

CSC Holdings LLC
7.625% due 07/15/2018	600	630
7.875% due 02/15/2018	100	106
8.500% due 06/15/2015	2,950	3,142

DaVita, Inc.
7.250% due 03/15/2015	2,000	2,050

Delhaize America, Inc.
8.050% due 04/15/2027	600	677

Delta Air Lines, Inc.
7.779% due 07/02/2013	229	222

Denbury Resources, Inc.
8.250% due 02/15/2020	700	746

Dex One Corp.
12.000% due 01/29/2017 (c)	19	20

Digicel Group Ltd.
10.500% due 04/15/2018	475	495

DISH DBS Corp.
6.625% due 10/01/2014	100	101
7.875% due 09/01/2019	3,550	3,710

DJO Finance LLC
10.875% due 11/15/2014	1,000	1,091

56	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	$45	$46

El Paso Corp.
6.950% due 06/01/2028	200	182
7.250% due 06/01/2018	300	311
7.750% due 01/15/2032	2,500	2,469
7.800% due 08/01/2031	600	593
8.050% due 10/15/2030	3,125	3,135

El Paso Natural Gas Co.
8.375% due 06/15/2032	125	147

El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020	250	252

Enterprise Products Operating LLC
7.034% due 01/15/2068	1,160	1,105
8.375% due 08/01/2066	4,405	4,477

Equinix, Inc.
8.125% due 03/01/2018	1,450	1,508

First Data Corp.
9.875% due 09/24/2015	1,620	1,405

Ford Motor Co.
9.215% due 09/15/2021	800	834

Georgia-Pacific LLC
7.250% due 06/01/2028	750	746
8.000% due 01/15/2024	5,950	6,337

Goodyear Tire & Rubber Co.
10.500% due 05/15/2016	1,225	1,329

Graham Packaging Co. LP
8.250% due 01/01/2017	750	759
9.875% due 10/15/2014	1,750	1,824

Harrah’s Operating Co., Inc.
10.000% due 12/15/2018	3,312	2,757

HCA, Inc.
7.250% due 09/15/2020	650	661
8.500% due 04/15/2019	3,775	4,079
9.125% due 11/15/2014	1,585	1,678
9.250% due 11/15/2016	9,345	9,958
9.625% due 11/15/2016 (c)	2,150	2,309
9.875% due 02/15/2017	150	164

Hexion Finance Escrow LLC
8.875% due 02/01/2018	975	965

Huntsman International LLC
8.625% due 03/15/2020	925	932

Ineos Group Holdings PLC
8.500% due 02/15/2016	1,050	872

Intelsat Corp.
9.250% due 08/15/2014	50	52
9.250% due 06/15/2016	1,595	1,679

Intelsat Jackson Holdings S.A.
8.500% due 11/01/2019	2,000	2,110
9.500% due 06/15/2016	2,600	2,782

Intergen NV
9.000% due 06/30/2017	4,030	4,171

JET Equipment Trust
7.630% due 02/15/2015 (a)	55	33

Linn Energy LLC
8.625% due 04/15/2020 (b)	875	854

McClatchy Co.
11.500% due 02/15/2017	475	488

McJunkin Red Man Corp.
9.500% due 12/15/2016	900	924

MGM Mirage
6.625% due 07/15/2015 (h)	200	166
6.875% due 04/01/2016	300	244
7.500% due 06/01/2016	250	209
9.000% due 03/15/2020	2,225	2,303

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.375% due 05/15/2014	$25	$28
11.125% due 11/15/2017	500	565
13.000% due 11/15/2013	300	351

Newfield Exploration Co.
6.875% due 02/01/2020	2,850	2,886
7.125% due 05/15/2018	500	510

NFR Energy LLC
9.750% due 02/15/2017	1,900	1,905

Novelis, Inc.
7.250% due 02/15/2015	2,500	2,425

OPTI Canada, Inc.
8.250% due 12/15/2014	1,210	1,143

Oshkosh Corp.
8.250% due 03/01/2017	125	130
8.500% due 03/01/2020	125	130

Plains Exploration & Production Co.
7.625% due 04/01/2020	700	696

Quebecor Media, Inc.
7.750% due 03/15/2016	2,000	2,035

Quicksilver Resources, Inc.
11.750% due 01/01/2016	1,225	1,409

Quintiles Transnational Corp.
9.500% due 12/30/2014 (c)	1,000	1,022

RadNet, Inc.
10.375% due 04/01/2018 (b)	3,000	2,960

Range Resources Corp.
7.250% due 05/01/2018	100	103
7.500% due 10/01/2017	100	104

Rockies Express Pipeline LLC
6.875% due 04/15/2040	2,000	1,965

SandRidge Energy, Inc.
8.625% due 04/01/2015 (c)	3,060	2,991

Scotts Miracle-Gro Co.
7.250% due 01/15/2018	150	153

Sensata Technologies NV
8.000% due 05/01/2014	2,970	3,081

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	200	197

Solutia, Inc.
7.875% due 03/15/2020	150	153

Steel Dynamics, Inc.
7.625% due 03/15/2020	100	103

SunGard Data Systems, Inc.
9.125% due 08/15/2013	4,299	4,428

Teck Resources Ltd.
10.750% due 05/15/2019	2,000	2,460

Tennessee Gas Pipeline Co.
8.375% due 06/15/2032	375	441

TreeHouse Foods, Inc.
7.750% due 03/01/2018	150	156

TRW Automotive, Inc.
7.000% due 03/15/2014	2,600	2,574

Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018	400	391

Wind Acquisition Finance S.A.
11.750% due 07/15/2017	3,600	3,996
12.000% due 12/01/2015	1,650	1,790

Windstream Corp.
8.625% due 08/01/2016	3,100	3,185

WMG Acquisition Corp.
9.500% due 06/15/2016	1,350	1,450

Wynn Las Vegas LLC
6.625% due 12/01/2014	900	902

		164,179

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 12.1%

Berry Petroleum Co.
10.250% due 06/01/2014	$300	$332

Energy Future Holdings Corp.
9.750% due 10/15/2019	1,500	1,493

Frontier Communications Corp.
7.450% due 07/01/2035	325	260
8.250% due 05/01/2014	300	315
9.000% due 08/15/2031	2,800	2,744

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	1,200	1,251
8.625% due 11/14/2011	1,000	1,070

Midwest Generation LLC
8.560% due 01/02/2016	6,855	7,018

NRG Energy, Inc.
7.250% due 02/01/2014	3,905	3,944
7.375% due 02/01/2016	3,000	2,985

Petrohawk Energy Corp.
7.875% due 06/01/2015	220	225

Qwest Communications International, Inc.
7.500% due 02/15/2014	950	971

Qwest Corp.
8.375% due 05/01/2016	700	791

Sithe Independence Funding Corp.
9.000% due 12/30/2013	2,813	2,908

Sprint Capital Corp.
6.900% due 05/01/2019	4,800	4,416
8.375% due 03/15/2012	2,150	2,247
8.750% due 03/15/2032	850	793

Sprint Nextel Corp.
6.000% due 12/01/2016	2,400	2,178

Telesat LLC
11.000% due 11/01/2015	2,800	3,129

Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,973	1,943

Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018	300	308

Virgin Media Finance PLC
9.500% due 08/15/2016	875	960

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (l)	1,851	1,908

		44,189

Total Corporate Bonds & Notes (Cost $301,150)		310,729

CONVERTIBLE BONDS & NOTES 0.8%

Nortel Networks Corp.
1.750% due 04/15/2012 (a)	1,875	1,420
2.125% due 04/15/2014 (a)	550	417

Stewart Enterprises, Inc.
3.125% due 07/15/2014	1,000	901

Total Convertible Bonds & Notes (Cost $2,996)		2,738

MORTGAGE-BACKED SECURITIES 3.7%

Adjustable Rate Mortgage Trust
3.765% due 10/25/2035	368	192

American Home Mortgage Assets
0.459% due 09/25/2046	957	183
1.391% due 11/25/2046	1,226	575
6.250% due 06/25/2037	751	430

Banc of America Alternative Loan Trust
0.629% due 05/25/2035	199	141

Banc of America Funding Corp.
5.520% due 03/20/2036	635	457

See Accompanying Notes	Annual Report	March 31, 2010	57

Schedule of Investments  High Yield Portfolio   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Alt-A Trust
3.266% due 01/25/2035	$14	$11

Countrywide Alternative Loan Trust
0.409% due 05/25/2047	72	38
0.439% due 03/20/2046	105	55
0.489% due 07/25/2046	500	18
1.471% due 12/25/2035	253	138
5.631% due 10/25/2035	165	85

Countrywide Home Loan Mortgage Pass-Through Trust
0.549% due 03/25/2035	414	245
6.000% due 05/25/2036	585	487

CSAB Mortgage-Backed Trust
6.172% due 06/25/2036	866	463

Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	439	428

Downey Savings & Loan Association Mortgage Loan Trust
0.479% due 03/19/2045	64	39

First Horizon Alternative Mortgage Securities
5.387% due 09/25/2035	1,043	753
6.000% due 05/25/2036	347	267

GMAC Mortgage Corp. Loan Trust
5.409% due 04/19/2036	827	623

GSR Mortgage Loan Trust
3.551% due 04/25/2035	9	7
3.724% due 05/25/2035	2,363	1,887

Harborview Mortgage Loan Trust
0.419% due 01/19/2038	67	37
0.469% due 03/19/2036	1,132	630

Indymac Index Mortgage Loan Trust
4.766% due 08/25/2035	313	248
5.245% due 09/25/2035	222	168

JPMorgan Mortgage Trust
6.000% due 08/25/2037	461	381

Nomura Asset Acceptance Corp.
6.138% due 03/25/2047	500	408

RBSCF Trust
6.068% due 09/17/2039	1,100	1,016

Residential Accredit Loans, Inc.
0.389% due 01/25/2037	1,742	965
0.559% due 03/25/2037	875	336
5.500% due 02/25/2036	885	591

Residential Asset Securitization Trust
6.000% due 05/25/2037	318	234

Structured Asset Mortgage Investments, Inc.
0.449% due 05/25/2036	68	35

WaMu Mortgage Pass-Through Certificates
5.725% due 10/25/2036	590	453
5.835% due 07/25/2037	702	545

Total Mortgage-Backed Securities (Cost $12,928)		13,569

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.3%

Argent Securities, Inc.
1.279% due 12/25/2033		$413	$322

Carrington Mortgage Loan Trust
0.379% due 08/25/2036		100	44

Credit-Based Asset Servicing & Securitization LLC
0.339% due 04/25/2036		112	110
5.721% due 01/25/2037		1,300	585

GSAMP Trust
0.379% due 08/25/2036		100	44

Mid-State Trust
7.791% due 03/15/2038		28	26

Morgan Stanley ABS Capital I
0.369% due 05/25/2037		200	82

Residential Asset Securities Corp.
0.379% due 08/25/2036		100	50

Total Asset-Backed Securities (Cost $1,025)			1,263

FOREIGN CURRENCY-DENOMINATED ISSUES 2.4%

American International Group, Inc.
0.820% due 04/26/2011	EUR	1,500	1,987

Bombardier, Inc.
7.250% due 11/15/2016		625	903

Chesapeake Energy Corp.
6.250% due 01/15/2017		2,000	2,634

Lighthouse International Co. S.A.
8.000% due 04/30/2014		165	158

OI European Group BV
6.875% due 03/31/2017		300	413

Reynolds Group Issuer, Inc.
8.000% due 12/15/2016		75	104

UPC Holding BV
7.750% due 01/15/2014		605	838
8.625% due 01/15/2014		400	559

UPCB Finance Ltd.
7.625% due 01/15/2020		750	1,035

Total Foreign Currency-Denominated Issues (Cost $8,217)			8,631

		SHARES
COMMON STOCKS 1.3%

Dex One Corp. (d)		157,507	4,398

SemGroup Corp. ‘A’ (d)		17,414	505

Total Common Stocks (Cost $5,335)			4,903

	SHARES	MARKET VALUE (000S)
WARRANTS 0.0%

SemGroup Corp. - Exp. 11/30/2014	18,330	$151

Total Warrants (Cost $83)		151

CONVERTIBLE PREFERRED SECURITIES 0.3%

Wells Fargo & Co.
7.500% due 12/31/2049	1,000	977

Total Convertible Preferred Securities (Cost $770)		977

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.3%

REPURCHASE AGREEMENTS 0.5%

JPMorgan Chase Bank N.A.
0.030% due 04/01/2010	$300	300
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $306. Repurchase proceeds are $300.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	1,630	1,630
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $1,665. Repurchase proceeds are $1,630.)

		1,930

U.S. TREASURY BILLS 0.6%
0.195% due 08/19/2010 - 09/02/2010 (e)(g)(i)	1,950	1,949

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 0.2%
	79,919	800

Total Short-Term Instruments (Cost $4,679)		4,679

Total Investments 101.2% (Cost $359,760)		$369,278

Written Options (k) (0.0%) (Premiums $542)		(35)

Other Assets and Liabilities (Net) (1.2%)		(4,377)

Net Assets 100.0%		$364,866

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Payment in-kind bond security.
(d)	Non-income producing security.
(e)	Coupon represents a weighted average rate.
(f)	Affiliated to the Portfolio.
(g)	Securities with an aggregate market value of $988 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $7,385 at a weighted average interest rate of 0.544%. On March 31, 2010, securities valued at $166 were pledged as collateral for reverse repurchase agreements.

58	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

(i)	Securities with an aggregate market value of $960 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	140	$478
90-Day Eurodollar June Futures	Long	06/2010	10	4
90-Day Eurodollar March Futures	Long	03/2011	198	503
90-Day Eurodollar September Futures	Long	09/2010	214	647

				$1,632

(j)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	4.395%	$4,050	$91	$(370)	$461
Daimler Finance N.A. LLC	DUB	5.250%	09/20/2012	2.829%	1,000	54	0	54
El Paso Corp.	GSC	5.000%	09/20/2014	3.215%	1,600	117	(152)	269
General Electric Capital Corp.	CITI	4.100%	12/20/2013	1.363%	1,350	132	0	132
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	1.860%	1,500	187	(154)	341
RRI Energy, Inc.	CITI	5.000%	09/20/2014	8.342%	1,300	(148)	(143)	(5)
RRI Energy, Inc.	DUB	5.000%	09/20/2014	8.342%	100	(11)	(14)	3
RRI Energy, Inc.	GSC	5.000%	09/20/2014	8.342%	300	(35)	(56)	21
RRI Energy, Inc.	MSC	5.000%	09/20/2014	8.342%	400	(45)	(68)	23
RRI Energy, Inc.	MSC	5.000%	12/20/2014	8.559%	300	(37)	(30)	(7)
SLM Corp.	BOA	5.000%	12/20/2010	1.340%	3,400	96	(130)	226
SLM Corp.	DUB	5.000%	06/20/2010	1.340%	600	6	(34)	40
SLM Corp.	GSC	5.000%	06/20/2010	1.340%	400	4	(24)	28

						$411	$(1,175)	$1,586

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	$1,000	$(630)	$(700)	$70
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010	4,800	162	0	162

					$(468)	$(700)	$232

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Written options outstanding on March 31, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$2,700	$39	$0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	2,700	20	1
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	5,000	53	0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	900	8	0
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	900	15	0
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	500	2	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	1,500	7	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	3,100	32	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	1,500	9	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	2,000	19	1
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	1,100	6	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	5,000	58	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	800	17	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	14,000	147	1

See Accompanying Notes	Annual Report	March 31, 2010	59

Schedule of Investments  High Yield Portfolio   (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	$1,900	$16	$0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	1,000	9	0
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	1,900	8	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	3,000	23	1

							$488	$4

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	04/20/2010	$3,600	$27	$1
Call - OTC USD versus JPY		94.000	04/20/2010	3,600	27	30

					$54	$31

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	18	$49,991	EUR	4,600	$1,236
Sales	1,184	185,400		0	1,808
Closing Buys	(1,202)	(178,691)		(4,600)	(2,502)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 03/31/2010	0	$56,700	EUR	0	$542

(l)	Restricted securities as of March 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	12/08/2000	$1,903	$1,908	0.52%

(m)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	40,032	01/2011	HSBC	$0	$(26)	$(26)
Buy	EUR	96	04/2010	CITI	0	(3)	(3)
Sell		6,210	04/2010	CITI	184	0	184
Buy		2,119	04/2010	CSFB	0	(30)	(30)
Buy		267	04/2010	JPM	0	(18)	(18)
Sell		8,584	04/2010	JPM	133	0	133
Buy		6,200	04/2010	RBS	0	(317)	(317)
Sell		3	04/2010	RBS	0	0	0

					$317	$(394)	$(77)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Bank Loan Obligations	$0	$21,638	$0	$21,638
Corporate Bonds & Notes	3,404	305,384	1,941	310,729
Mortgage-Backed Securities	0	13,569	0	13,569
Other Investments +++	6,680	16,511	151	23,342

Investments, at value	$10,084	$357,102	$2,092	$369,278
Financial Derivative Instruments ++++	$1,632	$1,706	$0	$3,338

Totals	$11,716	$358,808	$2,092	$372,616

60	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Corporate Bonds & Notes	$1,772	$(256)	$(39)	$(129)	$593	$0	$1,941	$393
Other Investments +++	158	(135)	0	(766)	894	0	151	69

Investments, at value	$1,930	$(391)	$(39)	$(895)	$1,487	$0	$2,092	$462
Financial Derivative Instruments ++++	$(450)	$0	$0	$0	$504	$(54)	$0	$0

Totals	$1,480	$(391)	$(39)	$(895)	$1,991	$(54)	$2,092	$462

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(o)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$60	$0	$0	$0	$0	$60
Unrealized appreciation on foreign currency contracts	0	317	0	0	0	317
Unrealized appreciation on swap agreements	0	0	1,830	0	0	1,830

	$60	$317	$1,830	$0	$0	$2,207

Liabilities:
Written options outstanding	$4	$31	$0	$0	$0	$35
Unrealized depreciation on foreign currency contracts	0	394	0	0	0	394
Unrealized depreciation on swap agreements	0	0	12	0	0	12

	$4	$425	$12	$0	$0	$441

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$26,914	$0	$0	$0	$0	$26,914
Net realized gain (loss) on futures contracts, written options and swaps	(10,182)	0	(116)	176	0	(10,122)
Net realized (loss) on foreign currency transactions	0	(876)	0	0	0	(876)

	$16,732	$(876)	$(116)	$176	$0	$15,916

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(27,407)	$0	$0	$0	$0	$(27,407)
Net change in unrealized appreciation on futures contracts, written options and swaps	13,573	23	7,357	52	0	21,005
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	596	0	0	0	596

	$(13,834)	$619	$7,357	$52	$0	$(5,806)

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,632 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2010	61

Schedule of Investments  International Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 3.3%

Australia Government Bond
6.250% due 06/15/2014	AUD	4,850	$4,586

Commonwealth Bank of Australia
0.751% due 06/25/2014		$3,700	3,751
4.500% due 02/20/2014	AUD	40,000	35,013

National Australia Bank Ltd.
4.250% due 03/26/2012		20,000	17,988
4.750% due 02/12/2014		15,000	13,244

Suncorp-Metway Ltd.
0.633% due 12/17/2010		$15,000	15,027

Total Australia (Cost $71,812)			89,609

CANADA 16.2%

SOVEREIGN ISSUES 16.2%

Canada Government Bond
1.500% due 06/01/2012	CAD	53,000	51,751
2.000% due 12/01/2014		10,000	9,504
3.750% due 06/01/2019		27,000	26,964
4.250% due 06/01/2018		200,000	207,938
4.500% due 06/01/2015		10,000	10,602

Canada Housing Trust No. 1
0.840% due 09/15/2014		29,600	29,523
4.050% due 03/15/2011		52,900	53,587
4.600% due 09/15/2011		29,500	30,351

Province of Quebec Canada
6.250% due 06/01/2032		10,000	11,634

Total Canada (Cost $411,502)			431,854

FINLAND 0.5%

Sampo Housing Loan Bank PLC
2.500% due 09/23/2010	EUR	10,000	13,595

Total Finland (Cost $15,248)			13,595

FRANCE 31.2%

CORPORATE BONDS & NOTES 2.2%

BNP Paribas Home Loan Covered Bonds S.A.
4.750% due 05/28/2013	EUR	2,900	4,243

Cie de Financement Foncier
3.875% due 02/11/2011		10,000	13,838
4.000% due 07/21/2011		13,000	18,190
4.500% due 01/09/2013		900	1,301

Credit Agricole S.A.
0.302% due 05/28/2010		$10,700	10,701

Dexia Credit Local
0.899% due 09/23/2011		400	403
2.375% due 09/23/2011		9,100	9,297

			57,973

SOVEREIGN ISSUES 29.0%

France Government Bond
3.750% due 04/25/2021	EUR	1,700	2,345
4.250% due 10/25/2018		5,200	7,597
4.250% due 04/25/2019		7,300	10,642
4.250% due 10/25/2023		10,200	14,534
5.000% due 04/25/2012		24,700	36,056
6.500% due 04/25/2011		8,376	12,010

France Treasury Notes
3.000% due 01/12/2011		219,400	302,072
3.000% due 07/12/2014		195,600	274,472
3.500% due 07/12/2011		48,500	67,842
3.750% due 01/12/2013		3,100	4,462
4.500% due 07/12/2013		10,000	14,745

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Societe Financement de l’Economie Francaise
2.875% due 09/22/2014		$7,500	$7,552
3.500% due 11/24/2011	EUR	15,000	21,091

			775,420

Total France (Cost $850,590)			833,393

GERMANY 1.9%

Kreditanstalt fuer Wiederaufbau
0.128% due 11/26/2010 (h)	EUR	1,290	1,754
3.875% due 10/22/2010		35,000	48,117

Total Germany (Cost $51,178)			49,871

ITALY 0.1%

Siena Mortgages SpA
0.879% due 12/16/2038	EUR	1,234	1,651

Total Italy (Cost $1,534)			1,651

NETHERLANDS 6.5%

Delphinus BV
0.976% due 06/25/2066	EUR	80	108

LeasePlan Corp. NV
3.375% due 12/10/2010		10,000	13,710

Netherlands Government Bond
4.000% due 07/15/2018		17,500	25,270
4.500% due 07/15/2017		8,300	12,408
5.000% due 07/15/2011		5,000	7,120
5.000% due 07/15/2012		49,350	72,412
5.500% due 07/15/2010		31,177	42,692

Total Netherlands (Cost $178,172)			173,720

NORWAY 0.9%

DnB NOR Boligkreditt
4.375% due 11/15/2010	EUR	15,000	20,657
4.625% due 07/03/2013		3,100	4,457

Total Norway (Cost $27,362)			25,114

UNITED KINGDOM 0.2%

Bauhaus Securities Ltd.
0.985% due 10/30/2052	EUR	696	930

Rexam PLC
6.750% due 06/01/2013		$4,000	4,390

Total United Kingdom (Cost $4,160)			5,320

UNITED STATES 15.4%

ASSET-BACKED SECURITIES 5.0%

ACE Securities Corp.
0.319% due 06/25/2037		$2,502	2,074

AFC Home Equity Loan Trust
0.939% due 12/22/2027		25	12

Ameriquest Mortgage Securities, Inc.
0.459% due 11/25/2035		397	352

Amortizing Residential Collateral Trust
0.809% due 07/25/2032		58	53
0.929% due 10/25/2031		435	357

Argent Securities, Inc.
0.319% due 07/25/2036		2,153	898

Asset-Backed Funding Certificates
0.289% due 01/25/2037		421	413
0.579% due 06/25/2034		998	767

Asset-Backed Securities Corp. Home Equity
0.309% due 05/25/2037		1,122	766

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of America Auto Trust
1.160% due 02/15/2012	$16,700	$16,748

Bear Stearns Asset-Backed Securities Trust
0.279% due 11/25/2036	31	29
0.309% due 10/25/2036	399	366
0.319% due 06/25/2047	2,490	2,381
0.429% due 06/25/2036	6,969	6,546
0.559% due 01/25/2036	201	198
0.679% due 03/25/2043	126	125
0.719% due 06/25/2036	1,900	794
0.889% due 10/25/2032	410	364

BNC Mortgage Loan Trust
0.329% due 05/25/2037	928	820

Carrington Mortgage Loan Trust
0.279% due 01/25/2037	770	736
0.389% due 01/25/2036	165	163
0.549% due 10/25/2035	1,091	1,025

CIT Group Home Equity Loan Trust
0.499% due 06/25/2033	30	24

Citigroup Mortgage Loan Trust, Inc.
0.270% due 05/15/2036	384	323
0.329% due 10/25/2036	137	136

Countrywide Asset-Backed Certificates
0.279% due 05/25/2037	835	821
0.279% due 06/25/2047	859	829
0.299% due 06/25/2047	267	255
0.309% due 06/25/2037	563	542
0.309% due 10/25/2047	581	550
0.329% due 07/25/2037	20,000	14,016
0.329% due 08/25/2037	1,600	1,227
0.329% due 09/25/2037	1,278	1,201
0.329% due 05/25/2047	110	104
0.329% due 09/25/2047	3,458	3,233
0.339% due 10/25/2046	559	547
0.419% due 06/25/2036	6,287	5,102
0.969% due 05/25/2032	154	125

Credit Suisse First Boston Mortgage Securities Corp.
0.849% due 01/25/2032	192	139

Credit-Based Asset Servicing & Securitization LLC
0.289% due 11/25/2036	314	238
0.299% due 01/25/2037	569	256
0.319% due 12/25/2037	2	2

Equity One ABS, Inc.
0.529% due 04/25/2034	546	360

First Franklin Mortgage Loan Asset-Backed Certificates
0.279% due 11/25/2036	237	232
0.299% due 12/25/2036	328	314
0.599% due 12/25/2034	38	38

Fremont Home Loan Trust
0.279% due 10/25/2036	251	245
0.289% due 01/25/2037	654	524

HFC Home Equity Loan Asset-Backed Certificates
0.579% due 09/20/2033	1,691	1,495

Home Equity Asset Trust
0.829% due 11/25/2032	1	1

HSI Asset Securitization Corp. Trust
0.279% due 10/25/2036	331	226

Indymac Residential Asset-Backed Trust
0.309% due 07/25/2037	91	89

JPMorgan Mortgage Acquisition Corp.
0.279% due 07/25/2036	73	72
0.298% due 11/25/2036	6	5
0.379% due 03/25/2037	10,000	5,364

Lehman XS Trust
0.309% due 11/25/2046	46	46
0.379% due 04/25/2037	314	191

62	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Beach Mortgage Loan Trust
0.509% due 10/25/2034		$28	$24

MASTR Asset-Backed Securities Trust
0.289% due 11/25/2036		226	225
0.359% due 10/25/2036		2,138	2,027

Merrill Lynch Mortgage Investors, Inc.
0.299% due 07/25/2037		32	31
0.309% due 09/25/2037		55	15
0.339% due 03/25/2037		370	356

Morgan Stanley ABS Capital I
0.279% due 09/25/2036		10	10
0.279% due 10/25/2036		93	91
0.289% due 05/25/2037		488	409
0.319% due 01/25/2037		20,000	9,221
0.329% due 10/25/2036		10,000	7,800
0.329% due 11/25/2036		20,000	16,803
0.339% due 10/25/2036		600	451

Nationstar Home Equity Loan Trust
0.289% due 06/25/2037		772	749

Park Place Securities, Inc.
0.489% due 09/25/2035		185	161

Securitized Asset-Backed Receivables LLC Trust
0.269% due 01/25/2037		226	215

SLM Student Loan Trust
1.749% due 04/25/2023		18,133	18,774

Soundview Home Equity Loan Trust
0.289% due 11/25/2036		498	298

Structured Asset Securities Corp.
0.279% due 10/25/2036		70	69
0.629% due 05/25/2034		20	17
4.900% due 04/25/2035		37	28

Washington Mutual Asset-Backed Certificates
0.289% due 10/25/2036		158	105

Wells Fargo Home Equity Trust
0.459% due 10/25/2035		60	59

			132,797

CORPORATE BONDS & NOTES 3.9%

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	4,000	5,580

Bank of America Corp.
0.511% due 10/14/2016		$10,000	9,057

Black & Decker Corp.
5.750% due 11/15/2016		5,000	5,478

Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		7,000	7,419

Cardinal Health, Inc.
6.000% due 06/15/2017		8,000	8,449

Citigroup Funding, Inc.
1.299% due 05/07/2010		8,685	8,692

Citigroup, Inc.
0.400% due 08/13/2010		100	100
6.500% due 08/19/2013		300	324

Computer Sciences Corp.
6.500% due 03/15/2018		6,000	6,653

Fortune Brands, Inc.
5.375% due 01/15/2016		5,700	5,944

HSBC Finance Corp.
0.682% due 06/01/2016		3,000	2,848

Macy’s Retail Holdings, Inc.
5.900% due 12/01/2016		6,000	6,015

Marriott International, Inc.
5.810% due 11/10/2015		2,750	2,869
6.375% due 06/15/2017		6,000	6,291

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Maytag Corp.
5.000% due 05/15/2015		$5,700	$5,701

Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		100	106

Mohawk Industries, Inc.
6.875% due 01/15/2016		6,000	6,225

Morgan Stanley
1.065% due 05/02/2014	EUR	100	127

National Rural Utilities Cooperative Finance Corp.
1.026% due 07/01/2010		$956	958

NiSource Finance Corp.
6.150% due 03/01/2013		5,000	5,454

RR Donnelley & Sons Co.
4.950% due 04/01/2014		5,800	5,834

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		5,000	5,038

			105,162

MORTGAGE-BACKED SECURITIES 3.5%

American Home Mortgage Investment Trust
2.486% due 10/25/2034		45	37

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035		282	249

Bear Stearns Alt-A Trust
3.854% due 08/25/2036		89	47
5.652% due 01/25/2036		3,263	1,839
5.663% due 02/25/2036		286	161

Bear Stearns Mortgage Funding Trust
0.299% due 02/25/2037		410	403

CC Mortgage Funding Corp.
0.409% due 07/25/2036		246	140

Citigroup Mortgage Loan Trust, Inc.
4.584% due 08/25/2035		254	219

Countrywide Alternative Loan Trust
0.309% due 09/20/2046		16	16
0.389% due 02/25/2047		377	202
0.409% due 02/20/2047		13,953	7,005
0.409% due 05/25/2047		2,366	1,244
0.419% due 08/25/2046		572	280
0.419% due 11/25/2046		1,022	504
0.439% due 03/20/2046		1,195	621
0.489% due 12/25/2035		189	115
0.509% due 12/25/2035		730	475
0.509% due 02/25/2037		389	215
0.529% due 08/25/2035		1,352	789
0.529% due 12/25/2035		2,388	1,273
0.549% due 11/25/2035		16,363	8,863
0.579% due 09/25/2035		4,829	2,895

Countrywide Home Loan Mortgage Pass-Through Trust
0.459% due 05/25/2035		495	288
0.519% due 03/25/2035		2,232	1,122
0.519% due 04/25/2035		27	15
0.529% due 03/25/2035		161	91
0.549% due 03/25/2035		11,842	6,416
0.559% due 02/25/2035		37	25
0.609% due 09/25/2034		42	26
3.960% due 08/25/2034		161	131

Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		63	62

Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039		500	473

Deutsche ALT-A Securities, Inc.
0.329% due 10/25/2036		14	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Downey Savings & Loan Association Mortgage Loan Trust
0.439% due 03/19/2045	$1,960	$1,147
0.489% due 08/19/2045	717	438
0.559% due 08/19/2045	3,992	2,187

Greenpoint Mortgage Funding Trust
0.309% due 10/25/2046	1,112	1,009
0.309% due 01/25/2047	713	655
0.459% due 06/25/2045	4,352	2,627

GSR Mortgage Loan Trust
6.000% due 03/25/2032	1	1

Harborview Mortgage Loan Trust
0.319% due 01/19/2038	1,488	1,471
0.419% due 01/19/2038	1,136	629
0.449% due 05/19/2035	2,406	1,430
0.469% due 06/19/2035	1,159	670
0.469% due 01/19/2036	334	183
0.469% due 03/19/2036	4,470	2,490
0.479% due 01/19/2036	5,528	3,049
0.539% due 11/19/2035	779	471
0.559% due 09/19/2035	62	36
0.569% due 06/20/2035	200	152

Impac Secured Assets CMN Owner Trust
0.309% due 01/25/2037	773	754

Indymac Index Mortgage Loan Trust
0.319% due 11/25/2046	55	54

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	87	60

Residential Accredit Loans, Inc.
0.439% due 04/25/2046	318	127
0.529% due 08/25/2035	255	147

Sequoia Mortgage Trust
0.579% due 10/19/2026	51	38
0.579% due 07/20/2033	2,777	2,228
1.039% due 10/20/2034	1,113	996

Structured Asset Mortgage Investments, Inc.
0.299% due 08/25/2036	30	30
0.809% due 07/19/2034	16	13

Thornburg Mortgage Securities Trust
0.339% due 11/25/2046	271	265
0.349% due 10/25/2046	252	246
0.769% due 03/25/2044	307	205

Wachovia Bank Commercial Mortgage Trust
0.322% due 09/15/2021	432	386

WaMu Mortgage Pass-Through Certificates
0.459% due 04/25/2045	228	182
0.519% due 10/25/2045	90	69
0.539% due 01/25/2045	56	43
0.549% due 01/25/2045	55	42
0.549% due 07/25/2045	63	47
0.769% due 12/25/2027	144	125
1.281% due 12/25/2046	389	234
1.471% due 08/25/2046	51,868	30,709
1.671% due 11/25/2042	9	7
1.871% due 08/25/2042	38	27
1.971% due 11/25/2046	1,145	740
3.078% due 02/27/2034	38	36
3.328% due 10/25/2046	130	86

Wells Fargo Mortgage-Backed Securities Trust
3.097% due 09/25/2034	733	723
3.131% due 04/25/2036	60	51
4.950% due 03/25/2036	350	308

		93,869

U.S. GOVERNMENT AGENCIES 1.1%

Fannie Mae
0.349% due 03/25/2034	41	40
0.379% due 08/25/2034	23	22
0.579% due 09/25/2042	122	120

See Accompanying Notes	Annual Report	March 31, 2010	63

Schedule of Investments  International Portfolio   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.629% due 06/25/2029	$20	$21
2.627% due 12/01/2034	52	53
2.835% due 11/01/2034	150	157
3.204% due 12/01/2030	4	5
4.500% due 05/25/2015 - 02/25/2021	563	573
5.500% due 05/25/2027	45	45
6.000% due 07/25/2044	69	74
6.060% due 03/01/2023	459	505
7.000% due 09/25/2023	81	89
8.800% due 01/25/2019	124	138

Freddie Mac
0.109% due 02/01/2011	137	137
0.179% due 08/05/2011	84	84
0.379% due 09/25/2035	4,652	4,256
0.460% due 02/15/2019	10,594	10,636
0.509% due 09/25/2031	72	70
0.680% due 12/15/2031	6	6
1.681% due 10/25/2044 - 02/25/2045	352	337
1.881% due 07/25/2044	75	72
3.831% due 10/01/2036	263	271
4.500% due 02/15/2017 - 02/15/2020	383	399
5.000% due 03/15/2017 - 12/15/2031	3,969	4,167
6.500% due 07/15/2028	1,682	1,815

Ginnie Mae
3.125% due 11/20/2022 - 11/20/2024	505	514
3.625% due 08/20/2022 - 09/20/2026	444	458

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.375% due 03/20/2022 - 06/20/2030	$1,610	$1,671
6.000% due 08/20/2034	698	741
7.500% due 02/16/2030	1,867	2,035

Small Business Administration
4.625% due 02/01/2025	125	130
5.090% due 10/01/2025	71	75

		29,716

U.S. TREASURY OBLIGATIONS 1.9%

U.S. Treasury Bonds
5.500% due 08/15/2028	1,400	1,568

U.S. Treasury Notes
1.000% due 07/31/2011	225	226
1.000% due 08/31/2011	2,955	2,970
1.000% due 10/31/2011	7,018	7,045
1.125% due 06/30/2011 (e)	4,087	4,118
1.125% due 01/15/2012 (e)	35,000	35,139

		51,066

Total United States (Cost $500,522)		412,610

SHORT-TERM INSTRUMENTS 21.4%

CERTIFICATES OF DEPOSIT 0.6%

Credit Agricole S.A.
0.286% due 06/29/2010	15,000	14,999

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
0.010% due 04/01/2010	$5,247	$5,247

(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $5,355. Repurchase proceeds are $5,247.)

U.S. TREASURY BILLS 0.0%
0.219% due 08/26/2010 - 09/02/2010 (a)(c)(e)	1,369	1,368

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 20.6%
	54,940,835	550,123

Total Short-Term Instruments (Cost $571,745)		571,737

Total Investments 97.6% (Cost $2,683,825)		$2,608,474

Written Options (g) (0.0%) (Premiums $880)		(10)

Other Assets and Liabilities (Net) 2.4%		64,671

Net Assets 100.0%		$2,673,135

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Affiliated to the Portfolio.
(c)	Securities with an aggregate market value of $1,189 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(d)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $3,023 at a weighted average interest rate of -0.020%. On March 31, 2010, there were no open reverse repurchase agreements.
(e)	Securities with an aggregate market value of $23,306 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	810	$3,512
90-Day Euribor September Futures	Long	09/2010	65	288
Euro-Bobl June Futures	Long	06/2010	3,114	1,262
Euro-Bund 10-Year Bond June Futures	Long	06/2010	2,509	2,844
Euro-Schatz June Futures	Long	06/2010	8	2
U.S. Treasury 5-Year Note June Futures	Long	06/2010	14	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	1,475	417
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	1,270	3,594
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	317	1,101
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	2,036	2,220

				$15,228

(f)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(0.950%	)	12/20/2016	0.340%	$5,000	$(190)	$147	$(337)
Cadbury Schweppes U.S. Finance LLC	BOA	(0.460%	)	12/20/2013	0.256%	7,000	(53)	0	(53)
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.739%	8,000	65	36	29
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	0.960%	6,000	(85)	(91)	6
Fortune Brands, Inc.	BOA	(0.812%	)	03/20/2016	1.273%	5,700	141	237	(96)
Macy’s Retail Holdings, Inc.	DUB	(2.780%	)	12/20/2016	1.910%	6,000	(306)	3	(309)
Marriott International, Inc.	BOA	(1.650%	)	06/20/2017	1.166%	6,000	(186)	611	(797)
Marriott International, Inc.	DUB	(4.230%	)	12/20/2015	1.096%	2,750	(454)	0	(454)

64	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Maytag Corp.	DUB	(0.650%	)	06/20/2015	0.480%	$5,700	$(49)	$3	$(52)
Mohawk Industries, Inc.	UBS	(1.550%	)	03/20/2016	1.882%	6,000	102	326	(224)
NiSource Finance Corp.	JPM	(2.960%	)	03/20/2013	1.001%	5,000	(288)	0	(288)
Rexam PLC	CITI	(4.000%	)	06/20/2013	0.813%	4,000	(405)	0	(405)
RR Donnelley & Sons Co.	BOA	(1.030%	)	06/20/2014	1.783%	5,800	171	242	(71)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	1.807%	5,000	105	566	(461)

							$(1,432)	$2,080	$(3,512)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	261,500	$(1,656)	$143	$(1,799)
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	RBS		$2,000	151	132	19
Pay	3-Month USD-LIBOR	3.000%	12/16/2039	BNP		3,300	(811)	128	(939)
Pay	6-Month AUD Bank Bill	4.500%	06/15/2012	DUB	AUD	685,000	(11,491)	(2,623)	(8,868)
Pay	6-Month EUR-LIBOR	3.500%	09/16/2014	JPM	EUR	8,000	711	(39)	750
Pay	6-Month EUR-LIBOR	3.000%	03/17/2015	MSC		4,800	185	(12)	197
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY		1,035,000	31,574	2,147	29,427
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB		661,500	20,179	5,830	14,349
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	GSC		867,000	26,449	4,483	21,966
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	JPM		307,000	9,365	5,176	4,189
Pay	6-Month EUR-LIBOR	3.500%	06/16/2020	CITI		315,000	5,143	4,362	781

							$79,799	$19,727	$60,072

(g)	Written options outstanding on March 31, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	$36,600	$245	$3
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	87,000	635	7

							$880	$10

Transactions in written call and put options for the period ended March 31, 2010:

	Notional Amount	Premium
Balance at 03/31/2009	$0	$0
Sales	123,600	880
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at 03/31/2010	$123,600	$880

(h)	Restricted securities as of March 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Kreditanstalt fuer Wiederaufbau	0.128%	11/26/2010	05/19/2009	$1,752	$1,754	0.07%

See Accompanying Notes	Annual Report	March 31, 2010	65

Schedule of Investments  International Portfolio   (Cont.)

(i)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	41,604	04/2010	JPM	$0	$(795)	$(795)
Buy		1,200	04/2010	RBC	29	0	29
Buy	BRL	203,396	04/2010	GSC	1,266	(1,164)	102
Buy		45,345	04/2010	RBS	498	0	498
Sell		248,740	04/2010	UBS	0	(599)	(599)
Buy		248,740	06/2010	UBS	612	0	612
Sell	CAD	307,654	04/2010	JPM	0	(7,858)	(7,858)
Sell		50,911	04/2010	RBS	0	(293)	(293)
Buy	CHF	8,393	05/2010	DUB	18	0	18
Buy	EUR	636	04/2010	BNP	0	(39)	(39)
Sell		648,492	04/2010	BNP	7,762	0	7,762
Buy		3,734	04/2010	CITI	0	(133)	(133)
Sell		105,419	04/2010	CITI	2,482	0	2,482
Buy		1,247	04/2010	JPM	0	(76)	(76)
Sell		109,332	04/2010	JPM	1,699	0	1,699
Buy		220	04/2010	MSC	0	(6)	(6)
Sell		50,000	04/2010	MSC	266	0	266
Sell		20,250	04/2010	RBC	225	0	225
Buy		530,052	04/2010	RBS	159	(1,228)	(1,069)
Sell		8,080	04/2010	UBS	89	0	89
Sell		522,808	05/2010	RBS	1,228	0	1,228
Buy	GBP	417	05/2010	JPM	3	0	3
Sell		90,242	06/2010	RBS	0	(865)	(865)
Sell	HKD	4	07/2010	HSBC	0	0	0
Sell		18	07/2010	JPM	0	0	0
Sell	JPY	7,992,005	04/2010	CITI	2,825	0	2,825
Sell		14,828	04/2010	JPM	5	0	5
Buy	KRW	149,000	07/2010	BCLY	5	0	5
Buy		296,257	07/2010	DUB	11	0	11
Buy		246,133	07/2010	MSC	9	0	9
Buy		589,147	08/2010	MSC	17	0	17
Buy		264,945	11/2010	BCLY	6	0	6
Buy		86,928	11/2010	BOA	3	0	3
Buy		330,972	11/2010	CITI	6	0	6
Buy		46,504	11/2010	DUB	1	0	1
Buy		23,460	11/2010	GSC	1	0	1
Buy		103,840	11/2010	JPM	1	0	1
Buy		80,577	11/2010	MSC	1	0	1
Sell	NOK	1,120	05/2010	DUB	2	0	2
Buy	NZD	11,600	04/2010	JPM	230	0	230
Buy		11,600	04/2010	RBS	24	0	24
Buy	SEK	11,492	05/2010	DUB	0	(23)	(23)

					$19,483	$(13,079)	$6,404

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010, in valuing the Portfolio’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Canada	$0	$431,854	$0	$431,854
France	0	833,393	0	833,393
Netherlands	0	173,720	0	173,720
United States	0	412,610	0	412,610
Short-Term Instruments	550,123	21,614	0	571,737
Other Investments +++	0	185,160	0	185,160

Investments, at value	$550,123	$2,058,351	$0	$2,608,474
Financial Derivative Instruments ++++	$15,228	$62,954	$0	$78,182

Totals	$565,351	$2,121,305	$0	$2,686,656

66	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Other Investments +++	$7	$(7)	$0	$1	$(1)	$0	$0	$0
Financial Derivative Instruments ++++	$12	$0	$0	$0	$(12)	$0	$0	$0

Totals	$19	$(7)	$0	$1	$(13)	$0	$0	$0

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(k)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$3,232	$0	$0	$0	$0	$3,232
Unrealized appreciation on foreign currency contracts	0	19,483	0	0	0	19,483
Unrealized appreciation on swap agreements	71,677	0	36	0	0	71,713

	$74,909	$19,483	$36	$0	$0	$94,428

Liabilities:
Written options outstanding	$10	$0	$0	$0	$0	$10
Unrealized depreciation on foreign currency contracts	0	13,079	0	0	0	13,079
Unrealized depreciation on swap agreements	11,606	0	3,547	0	0	15,153

	$11,616	$13,079	$3,547	$0	$0	$28,242

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$(2,562)	$0	$0	$0	$(2,562)
Net realized gain (loss) on futures contracts, written options and swaps	198,258	0	(3,143)	0	0	195,115
Net realized (loss) on foreign currency transactions	0	(2,639)	0	0	0	(2,639)

	$198,258	$(5,201)	$(3,143)	$0	$0	$189,914

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(1,931)	$0	$0	$0	$(1,931)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(79,800)	0	(1,973)	0	0	(81,773)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	10,622	0	0	0	10,622

	$(79,800)	$8,691	$(1,973)	$0	$0	$(73,082)

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $15,228 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2010	67

Schedule of Investments  Investment Grade Corporate Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 93.6%

BANKING & FINANCE 58.7%

AGFC Capital Trust I
6.000% due 01/15/2067	$3,080	$2,156

AgriBank FCB
9.125% due 07/15/2019	500	570

Allstate Corp.
7.450% due 05/16/2019	120	141

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	30,500	33,249

American Express Bank FSB
0.310% due 07/13/2010	2,900	2,900
0.359% due 05/29/2012	750	740
5.500% due 04/16/2013	34,400	36,867
6.000% due 09/13/2017	20,200	21,705

American Express Centurion Bank
0.310% due 07/13/2010	28,800	28,797

American Express Co.
6.150% due 08/28/2017	3,480	3,761
6.800% due 09/01/2066	1,405	1,380
7.000% due 03/19/2018	41,200	46,866
8.150% due 03/19/2038	9,700	12,599

American Express Credit Corp.
0.378% due 10/04/2010	1,000	1,000
5.875% due 05/02/2013	46,505	50,411
7.300% due 08/20/2013	3,600	4,044

American Express Travel Related Services Co., Inc.
0.429% due 06/01/2011	6,600	6,511

American International Group, Inc.
0.353% due 03/20/2012	3,000	2,854
0.361% due 10/18/2011	3,500	3,353
4.250% due 05/15/2013	1,000	982
4.950% due 03/20/2012	23,900	24,399
5.450% due 05/18/2017	8,090	7,449
5.850% due 01/16/2018	40,685	37,856
6.250% due 03/15/2087	15,530	11,570
8.175% due 05/15/2068	116,500	99,316
8.250% due 08/15/2018	14,700	15,448

ANZ National International Ltd.
6.200% due 07/19/2013	38,500	42,457

Australia & New Zealand Banking Group Ltd.
3.700% due 01/13/2015	100	100
5.100% due 01/13/2020	4,200	4,208

AvalonBay Communities, Inc.
6.100% due 03/15/2020	4,900	5,218

AXA S.A.
6.463% due 12/14/2018	10,000	8,800

BAC Capital Trust XIV
5.630% due 12/31/2049	20	15

Bank of America Capital III
0.821% due 01/15/2027	290	200

Bank of America Corp.
0.511% due 10/14/2016	4,700	4,257
0.756% due 09/11/2012	700	690
4.750% due 08/01/2015	2,400	2,429
5.625% due 10/14/2016	300	311
5.650% due 05/01/2018	6,940	7,032
5.750% due 12/01/2017	11,660	11,971
6.000% due 09/01/2017	3,800	3,957
6.500% due 08/01/2016	205	222
7.375% due 05/15/2014	3,475	3,911
7.625% due 06/01/2019	3,235	3,707

Bank of America N.A.
0.537% due 06/15/2016	3,600	3,225
6.000% due 06/15/2016	100	105

Bank of Scotland PLC
0.312% due 12/08/2010	21,450	21,408
4.880% due 04/15/2011	1,000	1,043

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank One Capital III
8.750% due 09/01/2030	$75	$87

Banque Paribas
6.950% due 07/22/2013	3,850	4,300

Barclays Bank PLC
0.424% due 03/23/2017	12,000	11,124
2.500% due 01/23/2013	200	200
5.000% due 09/22/2016	400	411
5.125% due 01/08/2020	1,000	988
5.200% due 07/10/2014	5,200	5,558
5.450% due 09/12/2012	27,900	30,093
6.050% due 12/04/2017	32,045	33,091
6.750% due 05/22/2019	900	997
6.860% due 09/29/2049	360	320
7.434% due 09/29/2049	24,290	24,290
10.179% due 06/12/2021	45,800	59,879

Bear Stearns Cos. LLC
0.460% due 08/15/2011	1,645	1,646
0.479% due 01/31/2011	10	10
0.651% due 07/19/2010	500	501
4.650% due 07/02/2018	18,837	18,401
5.550% due 01/22/2017	7,630	7,933
6.400% due 10/02/2017	38,795	42,909
6.950% due 08/10/2012	4,060	4,500
7.250% due 02/01/2018	28,800	33,331

Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018	90	96

BNP Paribas
0.454% due 12/09/2016	1,000	959
5.186% due 06/29/2049	17,700	15,692
7.195% due 06/29/2049	5,600	5,460

Branch Banking & Trust Co.
0.577% due 09/13/2016	23,000	21,054

Canadian Oil Sands Ltd.
7.750% due 05/15/2019	1,000	1,178

Cantor Fitzgerald LP
7.875% due 10/15/2019	7,340	7,368

Capital One Bank USA N.A.
8.800% due 07/15/2019	10,900	13,192

Capital One Financial Corp.
5.500% due 06/01/2015	15,000	15,789

Caterpillar Financial Services Corp.
0.776% due 06/25/2010	550	551
1.001% due 06/24/2011	5,000	5,044
7.150% due 02/15/2019	199	235

CBA Capital Trust II
6.024% due 03/29/2049	8,265	7,809

Cedar Brakes II LLC
9.875% due 09/01/2013	513	522

CIT Group, Inc.
7.000% due 05/01/2013	803	787
7.000% due 05/01/2014	1,204	1,141
7.000% due 05/01/2015	1,204	1,126
7.000% due 05/01/2016	2,007	1,856
7.000% due 05/01/2017	2,810	2,599

Citigroup Capital XXI
8.300% due 12/21/2077	66,000	67,155

Citigroup, Inc.
0.340% due 05/18/2011	17,500	17,393
0.400% due 05/18/2010	22,650	22,651
0.524% due 06/09/2016	5,000	4,285
1.950% due 05/15/2018	4,080	3,847
5.000% due 09/15/2014	15,140	15,134
5.300% due 10/17/2012	1,110	1,167
5.500% due 04/11/2013	7,010	7,371
5.500% due 02/15/2017	250	247
5.850% due 07/02/2013	900	946
5.850% due 12/11/2034	3,000	2,732
5.875% due 05/29/2037	100	90

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 08/15/2017	$15,800	$16,180
6.010% due 01/15/2015	179	188
6.125% due 11/21/2017	15,460	15,924
6.125% due 05/15/2018	415	425
6.125% due 08/25/2036	7,700	6,740
6.375% due 08/12/2014	2,300	2,459
6.500% due 08/19/2013	2,085	2,249
6.625% due 06/15/2032	10,000	9,371
8.125% due 07/15/2039	13,883	16,076
8.500% due 05/22/2019	624	730

CNA Financial Corp.
5.850% due 12/15/2014	2,000	2,037
6.000% due 08/15/2011	2,000	2,087

Commonwealth Bank of Australia
5.000% due 10/15/2019	2,500	2,517

Countrywide Financial Corp.
0.689% due 05/07/2012	900	888
5.800% due 06/07/2012	4,375	4,653
6.250% due 05/15/2016	4,140	4,254

Credit Agricole S.A.
6.637% due 05/29/2049	19,035	16,703
8.375% due 10/29/2049	150	163

Credit Suisse New York
5.000% due 05/15/2013	23,000	24,738

Credit Suisse USA, Inc.
0.442% due 03/02/2011	3,000	3,005
6.125% due 11/15/2011	170	183

Crown Castle Towers LLC
6.113% due 01/15/2040	200	210

Danske Bank A/S
5.914% due 12/29/2049	10,100	8,913

Duke Realty LP
8.250% due 08/15/2019	4,100	4,580

EnCana Holdings Finance Corp.
5.800% due 05/01/2014	1,000	1,105

FIA Card Services N.A.
6.625% due 06/15/2012	4,837	5,242
7.125% due 11/15/2012	1,300	1,425

First Union Capital I
7.935% due 01/15/2027	10,525	10,497

Fleet Capital Trust V
1.258% due 12/18/2028	3,000	2,071

General Electric Capital Corp.
0.379% due 11/01/2012	6,300	6,179
0.450% due 01/08/2016	1,301	1,194
4.250% due 12/01/2010	30	31
5.250% due 10/19/2012	75	81
5.625% due 09/15/2017	5,060	5,334
5.875% due 01/14/2038	13,200	12,592
6.375% due 11/15/2067	2,685	2,537
6.750% due 03/15/2032	9,900	10,505
6.875% due 01/10/2039	9,255	10,015

Genworth Global Funding Trusts
0.441% due 04/15/2014	100	87
5.125% due 03/15/2011	200	206

GMAC, Inc.
6.750% due 12/01/2014	100	99
6.875% due 08/28/2012	100	101

Goldman Sachs Capital II
5.793% due 12/29/2049	15,010	12,796

Goldman Sachs Group, Inc.
0.551% due 06/28/2010	3,350	3,352
0.649% due 07/22/2015	10,000	9,682
0.701% due 03/22/2016	6,700	6,367
0.751% due 01/12/2015	2,800	2,741
4.500% due 06/15/2010	125	126
5.300% due 02/14/2012	200	213
5.350% due 01/15/2016	100	105

68	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.450% due 11/01/2012	$50	$54
5.500% due 11/15/2014	281	302
5.700% due 09/01/2012	800	868
5.750% due 10/01/2016	21,497	22,998
5.950% due 01/18/2018	18,600	19,542
6.150% due 04/01/2018	20,780	22,022
6.250% due 09/01/2017	24,245	26,103
6.450% due 05/01/2036	4,700	4,559
6.750% due 10/01/2037	18,375	18,409
7.500% due 02/15/2019	14,386	16,468

HBOS Capital Funding LP
6.071% due 06/29/2049	14,500	11,382

HBOS PLC
6.000% due 11/01/2033	1,265	962
6.750% due 05/21/2018	32,180	29,612

HSBC Bank USA N.A.
7.000% due 01/15/2039	5,600	6,161

HSBC Capital Funding LP
4.610% due 12/29/2049	17,790	16,416

HSBC Finance Corp.
0.460% due 08/09/2011	18,600	18,493
0.500% due 05/10/2010	1,720	1,720
0.519% due 04/24/2012	2,350	2,331
0.607% due 09/14/2012	1,500	1,476
0.682% due 06/01/2016	800	760
5.000% due 10/15/2010	1,000	1,017
6.750% due 05/15/2011	130	137
8.000% due 07/15/2010	3,500	3,570

HSBC Holdings PLC
6.500% due 05/02/2036	7,900	8,167
6.500% due 09/15/2037	9,275	9,646
7.625% due 05/17/2032	1,230	1,392

International Lease Finance Corp.
5.125% due 11/01/2010	200	200
5.250% due 01/10/2013	5,000	4,770
5.350% due 03/01/2012	655	642
5.625% due 09/15/2010	160	161
5.750% due 06/15/2011	1,780	1,790

JPMorgan Chase & Co.
4.750% due 05/01/2013	135	144
5.125% due 09/15/2014	135	143
5.150% due 10/01/2015	200	211
5.750% due 01/02/2013	4,125	4,480
6.000% due 01/15/2018	6,245	6,790
6.300% due 04/23/2019	2,300	2,543
6.400% due 05/15/2038	22,585	24,468
7.900% due 04/29/2049	23,500	25,138

JPMorgan Chase Bank N.A.
0.587% due 06/13/2016	11,250	10,573
5.875% due 06/13/2016	2,150	2,315
6.000% due 10/01/2017	32,000	34,159

JPMorgan Chase Capital XIII
1.201% due 09/30/2034	3,000	2,355

JPMorgan Chase Capital XVIII
6.950% due 08/01/2066	200	197

JPMorgan Chase Capital XX
6.550% due 09/15/2066	1,200	1,129

JPMorgan Chase Capital XXVII
7.000% due 11/01/2039	300	307

LBG Capital No.1 PLC
7.875% due 11/01/2020	8,800	7,964
8.500% due 12/29/2049	23,000	20,125

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	6,772	1,591
4.375% due 11/30/2010 (a)	2,850	677
4.500% due 07/26/2010 (a)	140	33
5.250% due 02/06/2012 (a)	75	18
5.875% due 11/15/2017 (a)	8,150	1,936
6.875% due 05/02/2018 (a)	16,693	4,027

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.875% due 07/17/2037 (a)	$2,100	$10
7.020% due 05/12/2014 (a)	5,190	1,064
7.500% due 05/11/2038 (a)	10,000	50

Lloyds TSB Bank PLC
5.800% due 01/13/2020	200	195

Macquarie Group Ltd.
7.300% due 08/01/2014	16,500	18,440

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010	2,000	2,035

MassMutual Global Funding II
3.625% due 07/16/2012	10,000	10,356

MBNA Capital B
1.049% due 02/01/2027	2,000	1,380

Merrill Lynch & Co., Inc.
0.482% due 06/05/2012	5,000	4,909
5.000% due 01/15/2015	1,000	1,024
5.450% due 02/05/2013	900	953
5.450% due 07/15/2014	3,375	3,533
5.700% due 05/02/2017	210	209
6.050% due 08/15/2012	20,100	21,479
6.400% due 08/28/2017	20,500	21,630
6.875% due 04/25/2018	38,210	41,242

MetLife of Connecticut Institutional Funding Ltd.
0.737% due 06/15/2011	1,300	1,280

MetLife, Inc.
5.000% due 11/24/2013	700	746
6.400% due 12/15/2066	30	27
6.750% due 06/01/2016	1,565	1,755

Metropolitan Life Global Funding I
0.290% due 05/17/2010	250	250
0.470% due 08/13/2012	2,250	2,214
1.001% due 06/25/2010	4,000	4,007
1.383% due 09/17/2012	3,500	3,517
5.125% due 04/10/2013	9,530	10,238

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	1,500	1,587

Morgan Stanley
0.549% due 01/09/2014	33,940	32,480
0.701% due 10/18/2016	13,250	12,134
0.731% due 10/15/2015	6,305	5,848
2.350% due 05/14/2010	735	737
4.750% due 04/01/2014	1,270	1,298
5.450% due 01/09/2017	5,000	5,074
5.550% due 04/27/2017	1,930	1,976
5.625% due 01/09/2012	4,512	4,781
5.750% due 10/18/2016	10,000	10,405
5.950% due 12/28/2017	325	334
6.000% due 05/13/2014	13,885	15,011
6.000% due 04/28/2015	18,310	19,635
6.250% due 08/28/2017	4,800	5,044
6.600% due 04/01/2012	1,062	1,153
6.625% due 04/01/2018	54,780	58,518
6.750% due 04/15/2011	3,494	3,689
7.300% due 05/13/2019	5,800	6,419

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	26,900	26,704

National Australia Bank Ltd.
5.350% due 06/12/2013	20,000	21,569

National City Bank
5.250% due 12/15/2016	10,000	10,135

National City Bank of Kentucky
6.300% due 02/15/2011	2,100	2,159

National City Bank of Pennsylvania
7.250% due 10/21/2011	853	915

National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	1,290	1,420

New York Life Global Funding
5.250% due 10/16/2012	500	540

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nordea Bank AB
3.700% due 11/13/2014	$200	$202

Pacific Life Global Funding
5.150% due 04/15/2013	9,000	9,495

Pacific Life Insurance Co.
9.250% due 06/15/2039	12,000	14,913

Pricoa Global Funding I
0.349% due 01/30/2012	965	944

Rabobank Nederland NV
3.000% due 09/18/2012	800	821
11.000% due 06/29/2049	25,608	33,050

Regions Bank
6.450% due 06/26/2037	750	608
7.500% due 05/15/2018	13,050	12,967

Regions Financial Corp.
0.421% due 06/26/2012	6,000	5,488
7.375% due 12/10/2037	1,000	871
7.750% due 11/10/2014	4,325	4,555

Resona Bank Ltd.
5.850% due 09/29/2049	6,900	6,518

Royal Bank of Scotland Group PLC
0.449% due 04/11/2016	40,000	33,556
0.452% due 08/29/2017	6,600	5,451
4.875% due 08/25/2014	200	201
6.400% due 10/21/2019	450	451
6.990% due 10/29/2049	26,135	18,686
7.640% due 03/29/2049	600	381

Santander Holdings USA, Inc.
2.500% due 06/15/2012	5,010	5,130

Santander Issuances S.A. Unipersonal
5.805% due 06/20/2016	600	599

Simon Property Group LP
6.750% due 05/15/2014	6,000	6,570

SLM Corp.
0.409% due 07/26/2010	200	197
0.457% due 03/15/2011	500	488
0.479% due 10/25/2011	2,500	2,378
0.549% due 01/27/2014	954	826
4.500% due 07/26/2010	200	201
8.450% due 06/15/2018	6,280	6,361

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049	17,550	20,121

Societe Generale
5.750% due 04/20/2016	35,735	37,967

State Street Capital Trust III
8.250% due 03/15/2042	3,131	3,242

State Street Capital Trust IV
1.257% due 06/01/2077	15,500	11,705

SunTrust Capital VIII
6.100% due 12/01/2066	118	97

Targeted Return Index Securities Trust
6.814% due 01/15/2012	418	439

Tiers Trust
8.125% due 09/15/2017	564	464

U.S. Bank N.A.
0.531% due 10/14/2014	45,815	42,660

UBS AG
1.169% due 05/05/2010	1,100	1,101
5.750% due 04/25/2018	64,600	66,277
5.875% due 12/20/2017	18,840	19,539

UBS Preferred Funding Trust V
6.243% due 05/29/2049	19,100	17,381

UFJ Finance Aruba AEC
6.750% due 07/15/2013	24,482	27,465

See Accompanying Notes	Annual Report	March 31, 2010	69

Schedule of Investments  Investment Grade Corporate Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

USB Capital IX
6.189% due 10/29/2049	$16,250	$14,056

Wachovia Bank N.A.
0.587% due 03/15/2016	4,000	3,684
6.600% due 01/15/2038	250	258

Wachovia Capital Trust III
5.800% due 12/31/2049	34,340	29,446

Wachovia Capital Trust V
7.965% due 06/01/2027	5,000	4,932

Wachovia Corp.
0.381% due 10/15/2011	200	199
0.402% due 03/01/2012	6,500	6,456
0.439% due 08/01/2013	200	194
0.527% due 06/15/2017	15,071	13,735
5.500% due 05/01/2013	26,265	28,385
5.750% due 02/01/2018	745	793

Wachovia Mortgage FSB
0.351% due 03/22/2011	1,400	1,400

WEA Finance LLC
6.750% due 09/02/2019	6,900	7,376

Wells Fargo & Co.
3.750% due 10/01/2014	165	167
4.375% due 01/31/2013	155	164
4.950% due 10/16/2013	1,700	1,797
5.250% due 10/23/2012	160	172
5.625% due 12/11/2017	490	520
7.980% due 03/29/2049	22,800	23,940

Wells Fargo Bank N.A.
0.460% due 05/16/2016	10,700	9,789
4.750% due 02/09/2015	2,875	2,989
5.950% due 08/26/2036	500	471

Wells Fargo Capital X
5.950% due 12/15/2086	11,567	10,663

Wells Fargo Capital XIII
7.700% due 12/29/2049	29,005	30,093

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	6,100	6,372

		2,782,169

INDUSTRIALS 19.9%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	140	144

Altria Group, Inc.
7.750% due 02/06/2014	1,900	2,175
9.250% due 08/06/2019	10,000	12,171
9.700% due 11/10/2018	3,000	3,695
9.950% due 11/10/2038	10,056	13,243
10.200% due 02/06/2039	29,000	38,990

Amgen, Inc.
5.700% due 02/01/2019	2,100	2,305
5.850% due 06/01/2017	150	167
6.375% due 06/01/2037	500	539
6.400% due 02/01/2039	9,250	10,029

Anadarko Petroleum Corp.
7.950% due 06/15/2039	5,000	6,029

Anheuser-Busch Cos., Inc.
5.500% due 01/15/2018	800	845

Anheuser-Busch InBev Worldwide, Inc.
6.375% due 01/15/2040	3,400	3,642

Apache Corp.
5.625% due 01/15/2017	200	220
6.000% due 01/15/2037	2,600	2,745

ArcelorMittal
7.000% due 10/15/2039	170	175
9.850% due 06/01/2019	840	1,069

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AstraZeneca PLC
6.450% due 09/15/2037	$3,300	$3,685

Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039	3,560	3,518

BHP Billiton Finance USA Ltd.
6.500% due 04/01/2019	25	29

BP AMI Leasing, Inc.
5.523% due 05/08/2019	850	913

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017	1,960	2,103
8.125% due 04/15/2020	7,000	8,501

Canadian National Railway Co.
6.900% due 07/15/2028	1,200	1,378

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	4,600	4,916
6.500% due 02/15/2037	4,300	4,578
6.750% due 02/01/2039	6,600	7,282

Cenovus Energy, Inc.
6.750% due 11/15/2039	200	218

Cisco Systems, Inc.
5.500% due 01/15/2040	2,000	1,925

CODELCO, Inc.
7.500% due 01/15/2019	9,400	11,108

Colorado Interstate Gas Co.
6.800% due 11/15/2015	49	55

Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	54

Comcast Cable Holdings LLC
9.800% due 02/01/2012	1,830	2,077

Comcast Corp.
5.875% due 02/15/2018	16,525	17,689
6.450% due 03/15/2037	2,300	2,350
6.500% due 01/15/2017	1,527	1,700
6.550% due 07/01/2039	600	623
6.950% due 08/15/2037	1,100	1,194
7.050% due 03/15/2033	5,000	5,393

Computer Sciences Corp.
6.500% due 03/15/2018	1,000	1,109

ConAgra Foods, Inc.
6.750% due 09/15/2011	1	1

Covidien International Finance S.A.
6.000% due 10/15/2017	1,500	1,647
6.550% due 10/15/2037	4,300	4,823

CSX Corp.
5.300% due 02/15/2014	400	432

CVS Caremark Corp.
0.552% due 06/01/2010	450	450

CVS Pass-Through Trust
6.943% due 01/10/2030	13,430	14,280

Daimler Finance North America LLC
5.750% due 09/08/2011	2,000	2,109
6.500% due 11/15/2013	140	155
8.000% due 06/15/2010	270	274

Delta Air Lines, Inc.
6.619% due 09/18/2012	612	610
7.570% due 05/18/2012	500	506
8.021% due 02/10/2024	533	491

Devon Energy Corp.
5.625% due 01/15/2014	900	985

Dow Chemical Co.
5.700% due 05/15/2018	50	52
5.900% due 02/15/2015	22,300	24,168
6.125% due 02/01/2011	2,730	2,839
7.600% due 05/15/2014	9,500	10,855
8.550% due 05/15/2019	13,000	15,753
9.400% due 05/15/2039	5,174	6,956

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

El Paso Corp.
7.750% due 06/15/2010	$13,533	$13,700
7.800% due 08/01/2031	41,285	40,782
8.050% due 10/15/2030	9,200	9,230

El Paso Natural Gas Co.
8.375% due 06/15/2032	150	176

Eli Lilly & Co.
5.950% due 11/15/2037	4,000	4,200

Emerson Electric Co.
5.250% due 11/15/2039	3,000	2,851

Enbridge Energy Partners LP
5.875% due 12/15/2016	3,600	3,936

EnCana Corp.
5.900% due 12/01/2017	5,700	6,178
6.500% due 08/15/2034	1,200	1,276
6.500% due 02/01/2038	8,700	9,294
6.625% due 08/15/2037	8,000	8,620

Energy Transfer Partners LP
5.650% due 08/01/2012	9,060	9,721
5.950% due 02/01/2015	3,500	3,807
6.000% due 07/01/2013	4,110	4,446
6.125% due 02/15/2017	3,045	3,275
6.700% due 07/01/2018	500	547
7.500% due 07/01/2038	4,400	4,943
9.700% due 03/15/2019	363	460

Enterprise Products Operating LLC
4.600% due 08/01/2012	1,000	1,055
5.000% due 03/01/2015	900	955
6.300% due 09/15/2017	1,435	1,578
6.500% due 01/31/2019	10,000	11,069

EOG Resources, Inc.
5.875% due 09/15/2017	20,000	21,844
6.875% due 10/01/2018	460	531

Express Scripts, Inc.
5.250% due 06/15/2012	4,200	4,481
7.250% due 06/15/2019	1,700	1,971

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	9,530	10,616

Gaz Capital S.A.
6.212% due 11/22/2016	130	135
6.510% due 03/07/2022	150	150
8.146% due 04/11/2018	14,000	15,855

General Electric Co.
5.000% due 02/01/2013	325	351
5.250% due 12/06/2017	10,145	10,655

Hess Corp.
7.300% due 08/15/2031	2,133	2,437
7.875% due 10/01/2029	1,650	1,982

HJ Heinz Finance Co.
6.000% due 03/15/2012	1,400	1,514
7.125% due 08/01/2039	19,100	21,742

Hospira, Inc.
5.550% due 03/30/2012	100	106

Hutchison Whampoa International Ltd.
5.750% due 09/11/2019	160	167

International Business Machines Corp.
5.700% due 09/14/2017	100	111

International Paper Co.
7.500% due 08/15/2021	210	239

Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	1,900	2,019
5.625% due 02/15/2015	3,770	4,092
5.800% due 03/01/2021	8,600	9,007
5.950% due 02/15/2018	9,981	10,721
6.000% due 02/01/2017	2,455	2,639
6.500% due 02/01/2037	1,150	1,182
6.500% due 09/01/2039	20,015	20,642

70	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.850% due 02/15/2020	$33,500	$37,650
7.300% due 08/15/2033	5,500	6,149

Kraft Foods, Inc.
6.500% due 08/11/2017	6,400	7,177
6.875% due 02/01/2038	200	217

L-3 Communications Corp.
5.200% due 10/15/2019	500	503

Loews Corp.
5.250% due 03/15/2016	2,000	2,087

Merck & Co., Inc.
5.000% due 06/30/2019	900	943

Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	14,000	14,510

Newmont Mining Corp.
5.875% due 04/01/2035	1,800	1,738
6.250% due 10/01/2039	3,100	3,110

Noble Energy, Inc.
8.250% due 03/01/2019	150	182

Nokia Corp.
6.625% due 05/15/2039	1,200	1,321

Northwest Pipeline GP
5.950% due 04/15/2017	990	1,060

Omnicom Group, Inc.
5.900% due 04/15/2016	3,800	4,116

ONEOK Partners LP
6.650% due 10/01/2036	525	549
6.850% due 10/15/2037	9,100	9,760

Pactiv Corp.
6.400% due 01/15/2018	500	529

Petrobras International Finance Co.
6.125% due 10/06/2016	80	87

Petro-Canada
6.050% due 05/15/2018	55	59

Pfizer, Inc.
6.200% due 03/15/2019	230	260

Philip Morris International, Inc.
6.375% due 05/16/2038	23,870	26,059

Plains All American Pipeline LP
6.125% due 01/15/2017	1,000	1,075
6.650% due 01/15/2037	100	104

Procter & Gamble Co.
3.500% due 02/15/2015	10,000	10,254

RadioShack Corp.
7.375% due 05/15/2011	1,900	2,002

Reynolds American, Inc.
0.957% due 06/15/2011	200	199
6.750% due 06/15/2017	10,700	11,472
7.250% due 06/15/2037	7,000	7,146

Rio Tinto Finance USA Ltd.
6.500% due 07/15/2018	490	552
8.950% due 05/01/2014	3,500	4,221
9.000% due 05/01/2019	4,535	5,830

Roche Holdings, Inc.
6.000% due 03/01/2019	2,525	2,795

Rockies Express Pipeline LLC
6.250% due 07/15/2013	330	359
6.850% due 07/15/2018	6,795	7,395
7.500% due 07/15/2038	1,000	1,039

Rohm and Haas Co.
6.000% due 09/15/2017	10,740	11,424

RR Donnelley & Sons Co.
6.125% due 01/15/2017	3,000	3,014
11.250% due 02/01/2019	4,000	5,027

Statoil ASA
6.500% due 12/01/2028	2,000	2,172

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Suncor Energy, Inc.
6.850% due 06/01/2039	$2,100	$2,270

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	2,059	2,175
7.156% due 12/15/2011	496	519

Target Corp.
7.000% due 01/15/2038	8,900	10,322

TCI Communications, Inc.
8.750% due 08/01/2015	127	154

Tennessee Gas Pipeline Co.
7.500% due 04/01/2017	235	266
7.625% due 04/01/2037	70	78

Time Warner Cable, Inc.
5.850% due 05/01/2017	23,320	25,006
6.550% due 05/01/2037	9,400	9,639
6.750% due 07/01/2018	1,890	2,115
6.750% due 06/15/2039	1,345	1,415
8.250% due 04/01/2019	640	776
8.750% due 02/14/2019	1,418	1,761

Time Warner Entertainment Co. LP
10.150% due 05/01/2012	250	289

Time Warner, Inc.
5.500% due 11/15/2011	1,000	1,062
7.625% due 04/15/2031	5	6
7.700% due 05/01/2032	185	214

TransCanada Pipelines Ltd.
5.850% due 03/15/2036	485	485
6.350% due 05/15/2067	500	476
6.500% due 08/15/2018	935	1,061
7.125% due 01/15/2019	3,282	3,852
7.625% due 01/15/2039	24,300	29,708

Transocean, Inc.
6.000% due 03/15/2018	3,000	3,271
6.800% due 03/15/2038	2,000	2,253

United Airlines, Inc.
8.390% due 01/21/2011 (a)	1,584	4
10.020% due 03/22/2014 (a)	611	235
10.125% due 03/22/2015 (a)	1,608	591
10.850% due 02/19/2015 (a)	736	252

UnitedHealth Group, Inc.
4.875% due 02/15/2013	140	150
5.800% due 03/15/2036	5,000	4,697

Universal Health Services, Inc.
7.125% due 06/30/2016	500	560

Vale Overseas Ltd.
6.875% due 11/21/2036	241	250

Vivendi S.A.
6.625% due 04/04/2018	12,175	13,209

Wal-Mart Stores, Inc.
5.800% due 02/15/2018	4,500	5,030
6.200% due 04/15/2038	1,300	1,405

Weyerhaeuser Co.
6.750% due 03/15/2012	2,450	2,614
7.375% due 03/15/2032	26,300	25,414

Williams Partners LP
7.250% due 02/01/2017	350	400

Wyeth
5.500% due 03/15/2013	2,500	2,738
5.950% due 04/01/2037	1,300	1,366

Xstrata Canada Corp.
7.250% due 07/15/2012	635	695

XTO Energy, Inc.
5.500% due 06/15/2018	5,000	5,437
5.650% due 04/01/2016	800	886
6.100% due 04/01/2036	5,000	5,438
6.250% due 04/15/2013	2,640	2,950
6.250% due 08/01/2017	940	1,070

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 12/15/2018	$8,890	$10,278
6.750% due 08/01/2037	300	352

Yum! Brands, Inc.
6.875% due 11/15/2037	5,700	6,209

		940,804

UTILITIES 15.0%

AEP Texas Central Co.
6.650% due 02/15/2033	300	315

Alabama Power Co.
5.500% due 10/15/2017	300	323

Appalachian Power Co.
5.650% due 08/15/2012	5,110	5,495
5.800% due 10/01/2035	4,279	4,145

AT&T Corp.
7.300% due 11/15/2011	1,527	1,670
8.000% due 11/15/2031	27,300	33,284

AT&T, Inc.
5.600% due 05/15/2018	4,300	4,601
5.800% due 02/15/2019	6,300	6,746
6.150% due 09/15/2034	20,000	19,819
6.300% due 01/15/2038	2,400	2,443
6.550% due 02/15/2039	1,350	1,424
6.700% due 11/15/2013	1,037	1,184

BellSouth Corp.
6.550% due 06/15/2034	13,960	14,263

British Telecommunications PLC
5.950% due 01/15/2018	543	558
9.125% due 12/15/2010	7,760	8,196
9.625% due 12/15/2030	3,300	4,166

Bruce Mansfield Unit
6.850% due 06/01/2034	1,686	1,732

BVPS II Funding Corp.
8.890% due 06/01/2017	1,330	1,473

Carolina Power & Light Co.
5.300% due 01/15/2019	8,020	8,452
6.300% due 04/01/2038	3,600	3,889

Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018	2,400	2,631
6.650% due 04/01/2019	4,800	5,495
6.750% due 04/01/2038	9,500	10,753

Consumers Energy Co.
4.000% due 05/15/2010	55	55
5.500% due 08/15/2016	1,730	1,846

Deutsche Telekom International Finance BV
4.875% due 07/08/2014	1,500	1,579
6.000% due 07/08/2019	9,000	9,661
8.500% due 06/15/2010	1,500	1,522
8.750% due 06/15/2030	20,912	26,853
9.250% due 06/01/2032	20,000	26,575

Dominion Resources, Inc.
1.308% due 06/17/2010	6,025	6,038
5.200% due 01/15/2016	3,000	3,154
5.700% due 09/17/2012	830	900
6.000% due 11/30/2017	500	546

Duke Energy Carolinas LLC
5.625% due 11/30/2012	175	192
6.050% due 04/15/2038	1,500	1,570

Duke Energy Corp.
6.250% due 06/15/2018	300	327
6.300% due 02/01/2014	3,500	3,902

Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,088

EDF S.A.
4.600% due 01/27/2020	205	202
6.500% due 01/26/2019	9,300	10,454
6.950% due 01/26/2039	13,048	15,030

See Accompanying Notes	Annual Report	March 31, 2010	71

Schedule of Investments  Investment Grade Corporate Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enel Finance International S.A.
6.250% due 09/15/2017	$32,000	$34,815
6.800% due 09/15/2037	5,000	5,282

Entergy Arkansas, Inc.
5.400% due 05/01/2018	8,884	8,802

Entergy Gulf States Louisiana LLC
5.590% due 10/01/2024	1,500	1,535
6.000% due 05/01/2018	1,000	1,066

Entergy Gulf States, Inc.
5.250% due 08/01/2015	276	276
6.180% due 03/01/2035	4,965	4,884

Entergy Louisiana LLC
6.500% due 09/01/2018	360	393

Entergy Texas, Inc.
7.125% due 02/01/2019	3,981	4,472

Exelon Generation Co. LLC
6.250% due 10/01/2039	100	101

FirstEnergy Corp.
7.375% due 11/15/2031	288	299

FirstEnergy Solutions Corp.
6.050% due 08/15/2021	5,000	5,017
6.800% due 08/15/2039	300	295

Florida Power Corp.
6.400% due 06/15/2038	9,300	10,149

France Telecom S.A.
7.750% due 03/01/2011	300	319
8.500% due 03/01/2031	1,000	1,330

GG1C Funding Corp.
5.129% due 01/15/2014	1,307	1,329

Indiana Michigan Power Co.
7.000% due 03/15/2019	5,175	5,851

Jersey Central Power & Light Co.
7.350% due 02/01/2019	6,115	7,092

Kentucky Power Co.
6.000% due 09/15/2017	18,600	19,382

Metropolitan Edison Co.
7.700% due 01/15/2019	155	181

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	240	262
5.950% due 05/15/2037	1,000	988
6.125% due 04/01/2036	1,105	1,117

Nevada Power Co.
7.125% due 03/15/2019	5,000	5,640

NGPL PipeCo LLC
6.514% due 12/15/2012	13,190	14,480
7.119% due 12/15/2017	29,480	33,109
7.768% due 12/15/2037	4,000	4,652

Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,189

Ohio Power Co.
6.000% due 06/01/2016	45	49
6.375% due 07/15/2033	12,100	12,074

Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	515	579
7.000% due 05/01/2032	1,000	1,096

Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	8,798

Pacific Gas & Electric Co.
6.050% due 03/01/2034	10,150	10,486

PacifiCorp
5.650% due 07/15/2018	971	1,050
6.000% due 01/15/2039	1,000	1,032

PNPP II Funding Corp.
9.120% due 05/30/2016	1,118	1,220

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Progress Energy, Inc.
7.100% due 03/01/2011	$21	$22
7.750% due 03/01/2031	6,850	8,100

PSEG Power LLC
5.320% due 09/15/2016	20,000	20,868
8.625% due 04/15/2031	6,400	8,217

Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,325

Public Service Electric & Gas Co.
5.300% due 05/01/2018	4,800	5,071

Sierra Pacific Power Co.
6.750% due 07/01/2037	1,300	1,404

Telecom Italia Capital S.A.
0.729% due 02/01/2011	5,000	4,986
0.861% due 07/18/2011	19,985	19,904
4.950% due 09/30/2014	9,100	9,344
5.250% due 10/01/2015	5,475	5,612
6.175% due 06/18/2014	6,000	6,419
6.375% due 11/15/2033	1,410	1,310
7.175% due 06/18/2019	10,570	11,431
7.721% due 06/04/2038	14,492	15,595

Telefonica Emisiones SAU
4.949% due 01/15/2015	19,300	20,400

Union Electric Co.
8.450% due 03/15/2039	845	1,122

Utility Contract Funding LLC
7.944% due 10/01/2016	454	477

Verizon Communications, Inc.
5.250% due 04/15/2013	995	1,088
6.100% due 04/15/2018	350	383
6.250% due 04/01/2037	10,000	10,168
6.350% due 04/01/2019	2,680	2,972
6.900% due 04/15/2038	11,000	12,171
8.750% due 11/01/2018	10,650	13,382
8.950% due 03/01/2039	6,392	8,695

Verizon Global Funding Corp.
7.375% due 09/01/2012	325	368

Verizon Wireless Capital LLC
3.750% due 05/20/2011	11,100	11,449
7.375% due 11/15/2013	1,201	1,390

Virginia Electric and Power Co.
5.000% due 06/30/2019	7,500	7,718
5.100% due 11/30/2012	1,250	1,361
5.400% due 04/30/2018	10,500	11,164
5.950% due 09/15/2017	10,000	10,936
6.350% due 11/30/2037	4,400	4,768

Vodafone Group PLC
5.450% due 06/10/2019	655	681

		708,543

Total Corporate Bonds & Notes (Cost $4,177,548)		4,431,516

CONVERTIBLE BONDS & NOTES 0.0%

Amgen, Inc.
0.125% due 02/01/2011	600	597

Transocean, Inc.
1.500% due 12/15/2037	820	805

U.S. Bancorp
0.000% due 09/20/2036	80	76

Total Convertible Bonds & Notes (Cost $1,417)		1,478

MUNICIPAL BONDS & NOTES 0.4%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	5,050	5,393

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
6.249% due 12/01/2034		$3,500	$3,553

Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.750% due 07/01/2034		5,000	4,580

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040		795	926

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039		620	704

Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039		725	757

Total Municipal Bonds & Notes (Cost $16,319)			15,913

U.S. GOVERNMENT AGENCIES 0.0%

Freddie Mac
0.109% due 02/01/2011 (e)		16	16
0.160% due 05/04/2011 (e)		199	199
0.311% due 04/01/2011 (e)		260	260
0.324% due 03/09/2011 (e)		510	511

Ginnie Mae
8.500% due 08/15/2030		36	43

Total U.S. Government Agencies (Cost $1,024)			1,029

U.S. TREASURY OBLIGATIONS 1.9%

U.S. Treasury Notes
0.875% due 02/29/2012		650	649
1.000% due 07/31/2011		1,149	1,155
1.000% due 08/31/2011 (g)		5,000	5,025
3.125% due 10/31/2016		83,290	82,997

Total U.S. Treasury Obligations (Cost $90,449)			89,826

MORTGAGE-BACKED SECURITIES 0.2%

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.363% due 01/15/2046		8,600	8,767

Total Mortgage-Backed Securities (Cost $8,733)			8,767

ASSET-BACKED SECURITIES 0.0%

Denver Arena Trust
6.940% due 11/15/2019		1,317	1,188

MASTR Asset-Backed Securities Trust
0.309% due 05/25/2037		120	115

Total Asset-Backed Securities (Cost $1,324)			1,303

SOVEREIGN ISSUES 1.0%

Brazil Government International Bond
8.250% due 01/20/2034		2,500	3,200
8.750% due 02/04/2025		3,500	4,637

Mexico Government International Bond
5.950% due 03/19/2019		13,200	14,322
6.050% due 01/11/2040		16,400	16,441

Societe Financement de l’Economie Francaise
0.451% due 07/16/2012		10,700	10,750

Total Sovereign Issues (Cost $47,619)			49,350

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%

Lehman Brothers Holdings, Inc.
7.875% due 05/08/2018 (a)	GBP	16,500	6,385

Total Foreign Currency-Denominated Issues (Cost $2,501)			6,385

72	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.2%

Royal Bank of Scotland Group PLC (b)	17,207,225	$11,489

Total Common Stocks (Cost $10,045)		11,489

CONVERTIBLE PREFERRED SECURITIES 0.5%

American International Group, Inc.
8.500% due 08/01/2011	60,800	621

Wells Fargo & Co.
7.500% due 12/31/2049	22,000	21,494

Total Convertible Preferred Securities (Cost $20,482)		22,115

PREFERRED STOCKS 0.1%

Goldman Sachs Group, Inc.
3.750% due 12/31/2049	200,000	4,388

	SHARES	MARKET VALUE (000S)

Lehman Brothers Holdings, Inc.
5.670% due 12/01/2049 (a)	5,200	$2

Total Preferred Stocks (Cost $5,231)		4,390

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 04/01/2010	$4,597	4,597

(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 06/17/2010 valued at $4,694. Repurchase proceeds are $4,597.)

U.S. TREASURY BILLS 0.1%
0.201% due 08/26/2010 - 09/02/2010 (c)(e)	2,780	2,778

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.5%
2,276,609	$22,796

Total Short-Term Instruments (Cost $30,171)	30,171

Total Investments 98.7% (Cost $4,412,863)	$4,673,732

Other Assets and Liabilities (Net) 1.3%	62,035

Net Assets 100.0%	$4,735,767

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Non-income producing security.
(c)	Coupon represents a weighted average rate.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $3,514 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2010, was $10,331 at a weighted average interest rate of 0.676%. On March 31, 2010, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $2,975 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	06/2010	2,500	$(635)

(h)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	RBS	(0.810%	)	12/20/2015	0.724%	$2,500	$(12)	$0	$(12)
Bank of America Corp.	MLP	(0.170%	)	12/20/2016	1.197%	5,000	303	0	303
Burlington Northern Santa Fe Corp.	BOA	(0.500%	)	06/20/2017	0.612%	1,000	7	19	(12)
Citigroup, Inc.	DUB	(1.000%	)	06/20/2016	2.159%	5,000	313	383	(70)
CNA Financial Corp.	BCLY	(0.285%	)	09/20/2011	1.496%	2,000	35	0	35
CNA Financial Corp.	CITI	(0.470%	)	12/20/2014	2.096%	2,000	138	0	138
Computer Sciences Corp.	MSC	(1.248%	)	03/20/2018	0.960%	1,000	(20)	(11)	(9)
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	1.659%	4,000	209	0	209
CSX Corp.	BNP	(1.000%	)	03/20/2014	0.505%	400	(7)	5	(12)
CVS Caremark Corp.	CSFB	(0.250%	)	09/20/2011	0.205%	1,600	(1)	0	(1)
Daimler Finance N.A. LLC	BCLY	(0.535%	)	09/20/2011	0.463%	2,000	(2)	0	(2)
Dominion Resources, Inc.	BOA	(0.455%	)	03/20/2016	0.586%	3,000	21	0	21
Dow Chemical Co.	CITI	(1.000%	)	06/20/2019	1.532%	2,500	98	225	(127)
H.J. Heinz Finance Co.	RBS	(0.380%	)	03/20/2012	0.372%	3,100	(1)	0	(1)
International Lease Finance Corp.	GSC	(0.200%	)	03/20/2013	3.409%	5,000	437	0	437
JPMorgan Chase & Co.	DUB	(1.500%	)	12/20/2018	0.636%	7,300	(476)	0	(476)
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.659%	2,000	42	0	42
Marsh & McLennan Cos., Inc.	MSC	(0.590%	)	09/20/2010	0.530%	2,000	(1)	0	(1)
Merrill Lynch & Co., Inc.	UBS	(2.300%	)	06/20/2018	1.468%	1,300	(74)	0	(74)
Morgan Stanley	RBS	(0.275%	)	12/20/2015	1.375%	2,000	113	0	113
Morgan Stanley	RBS	(0.320%	)	12/20/2016	1.381%	4,000	248	0	248
Omnicom Group, Inc.	MSC	(0.390%	)	06/20/2016	0.879%	3,800	105	0	105
Pactiv Corp.	JPM	(0.800%	)	03/20/2018	1.545%	500	25	27	(2)
RadioShack Corp.	BOA	(1.290%	)	06/20/2011	1.093%	1,900	(5)	0	(5)
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	2.405%	4,000	(308)	0	(308)
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	2.255%	3,000	(178)	0	(178)
UBS AG	BCLY	(2.260%	)	03/20/2014	0.756%	11,340	(658)	0	(658)
UBS AG	BCLY	(2.280%	)	03/20/2014	0.756%	20,000	(1,176)	0	(1,176)

See Accompanying Notes	Annual Report	March 31, 2010	73

Schedule of Investments  Investment Grade Corporate Portfolio   (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Universal Health Services, Inc.	BOA	(0.787%	)	06/20/2016	1.376%	$500	$16	$33	$(17)
Wyeth	MSC	(0.150%	)	03/20/2013	0.138%	2,500	(1)	0	(1)

							$(810)	$681	$(1,491)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Electric Power Co., Inc.	MSC	0.410%	09/20/2011	0.284%	$2,000	$4	$0	$4
American Express Co.	JPM	2.750%	03/20/2014	0.712%	400	31	0	31
American Express Co.	RBS	2.050%	03/20/2013	0.621%	4,800	203	0	203
American International Group, Inc.	BCLY	1.150%	06/20/2013	2.073%	7,100	(198)	0	(198)
American International Group, Inc.	DUB	1.920%	03/20/2013	2.008%	7,000	(14)	0	(14)
American International Group, Inc.	DUB	1.430%	06/20/2013	2.073%	25,000	(481)	0	(481)
American International Group, Inc.	JPM	0.350%	06/20/2010	0.699%	2,000	(1)	0	(1)
American International Group, Inc.	RBS	1.200%	06/20/2013	2.073%	1,700	(45)	0	(45)
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2015	0.982%	5,000	6	(62)	68
Brazil Government International Bond	HSBC	1.000%	03/20/2011	0.649%	4,000	15	19	(4)
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.649%	8,000	30	37	(7)
Citigroup, Inc.	BCLY	0.290%	09/20/2012	1.227%	20,000	(452)	0	(452)
Citigroup, Inc.	JPM	0.290%	09/20/2012	1.227%	20,000	(452)	0	(452)
Citigroup, Inc.	MSC	1.500%	06/20/2013	1.325%	1,500	9	0	9
Emirate of Abu Dhabi	CSFB	1.000%	03/20/2011	0.533%	1,000	5	(1)	6
Ford Motor Credit Co. LLC	UBS	3.760%	09/20/2010	1.951%	1,600	15	0	15
General Electric Capital Corp.	BCLY	0.630%	12/20/2012	1.294%	4,200	(73)	0	(73)
General Electric Capital Corp.	BCLY	1.450%	03/20/2013	1.314%	4,500	19	0	19
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	1.332%	25,000	(32)	0	(32)
General Electric Capital Corp.	BCLY	4.450%	12/20/2013	1.363%	13,000	1,433	0	1,433
General Electric Capital Corp.	BNP	1.500%	03/20/2013	1.314%	25,000	144	0	144
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.218%	100	9	2	7
General Electric Capital Corp.	BOA	7.000%	06/20/2013	1.332%	200	35	0	35
General Electric Capital Corp.	CITI	1.310%	03/20/2013	1.314%	12,000	3	0	3
General Electric Capital Corp.	DUB	1.070%	12/20/2012	1.294%	5,430	(31)	0	(31)
General Electric Capital Corp.	DUB	4.820%	12/20/2013	1.363%	24,500	3,023	0	3,023
General Electric Capital Corp.	MSC	0.160%	06/20/2011	0.956%	10,000	(97)	0	(97)
General Electric Capital Corp.	WAC	0.160%	06/20/2011	0.956%	10,000	(97)	0	(97)
Goldman Sachs Group, Inc.	RBS	1.600%	03/20/2013	0.893%	4,600	96	0	96
Goldman Sachs Group, Inc.	UBS	0.900%	09/20/2012	0.846%	10,000	16	0	16
JPMorgan Chase & Co.	RBS	1.050%	03/20/2013	0.464%	4,500	78	0	78
Mexico Government International Bond	BCLY	0.900%	09/20/2010	0.497%	10,000	22	0	22
Mexico Government International Bond	UBS	1.000%	12/20/2010	0.523%	2,500	9	(3)	12
Morgan Stanley	GSC	1.000%	03/20/2011	0.950%	3,000	3	(3)	6
Morgan Stanley	GSC	4.100%	06/20/2012	1.127%	30,000	1,985	0	1,985
Morgan Stanley	GSC	0.900%	09/20/2012	1.157%	4,400	(26)	0	(26)
Morgan Stanley	RBS	2.000%	03/20/2013	1.201%	4,700	111	0	111
RSHB Capital S.A.	BCLY	1.000%	09/20/2010	1.513%	9,200	(20)	(19)	(1)
SLM Corp.	BNP	2.870%	12/20/2012	2.944%	5,000	(6)	0	(6)
SLM Corp.	BOA	5.000%	12/20/2010	1.340%	400	11	(41)	52
SLM Corp.	BOA	2.950%	03/20/2013	3.038%	4,300	(7)	0	(7)
SLM Corp.	CITI	5.000%	09/20/2011	2.323%	2,000	81	(90)	171
SLM Corp.	DUB	2.900%	12/20/2012	2.944%	2,000	(1)	0	(1)
SLM Corp.	DUB	5.000%	03/20/2014	3.392%	10,000	586	(900)	1,486
Toyota Motor Corp.	BCLY	1.000%	03/20/2015	0.546%	3,300	72	16	56
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.546%	4,200	91	26	65

						$6,112	$(1,019)	$7,131

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014	$69,440	$(661)	$113	$(774)
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	84,816	(807)	141	(948)

						$(1,468)	$254	$(1,722)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

74	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	12/16/2029	RBS	$4,300	$(188)	$(226)	$38

(i)	Transactions in written call and put options for the period ended March 31, 2010:

	Notional Amount	Premium
Balance at 03/31/2009	$390,284	$12,607
Sales	238,800	767
Closing Buys	(629,084)	(13,374)
Expirations	0	0
Exercised	0	0

Balance at 03/31/2010	$0	$0

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$4,431,516	$0	$4,431,516
Other Investments +++	60,790	181,426	0	242,216

Investments, at value	$60,790	$4,612,942	$0	$4,673,732
Financial Derivative Instruments ++++	$(635)	$3,956	$0	$3,321

Totals	$60,155	$4,616,898	$0	$4,677,053

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(k)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$781	$0	$0	$0	$0	$781
Unrealized appreciation on swap agreements	38	0	10,807	0	0	10,845

	$819	$0	$10,807	$0	$0	$11,626

Liabilities:
Unrealized depreciation on swap agreements	$0	$0	$6,889	$0	$0	$6,889

See Accompanying Notes	Annual Report	March 31, 2010	75

Schedule of Investments  Investment Grade Corporate Portfolio   (Cont.)

March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$61,151	$0	$0	$0	$0	$61,151
Net realized (loss) on futures contracts, written options and swaps	(41,793)	0	(1,770)	0	0	(43,563)

	$19,358	$0	$(1,770)	$0	$0	$17,588

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(65,014)	$0	$0	$0	$0	$(65,014)
Net change in unrealized appreciation on futures contracts, written options and swaps	47,146	0	57,243	0	0	104,389

	$(17,868)	$0	$57,243	$0	$0	$39,375

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(635) as reported in the Notes to Schedule of Investments.

76	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments  Long Duration Corporate Bond Portfolio

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

International Lease Finance Corp.
10.000% due 02/23/2015	$1,200	$1,231
10.000% due 03/17/2016	2,300	2,333

Total Bank Loan Obligations (Cost $3,430)		3,564

CORPORATE BONDS & NOTES 83.2%

BANKING & FINANCE 27.3%

Allstate Corp.
6.500% due 05/15/2067	7,425	7,147

American Express Co.
8.150% due 03/19/2038	23,944	31,101

American International Group, Inc.
4.250% due 05/15/2013	225	221
5.600% due 10/18/2016	1,500	1,397
5.850% due 01/16/2018	2,524	2,348
6.250% due 05/01/2036	5,105	4,465
8.250% due 08/15/2018	3,000	3,153

Anadarko Finance Co.
7.500% due 05/01/2031	11,024	12,422

Banco do Brasil S.A.
6.000% due 01/22/2020	5,200	5,289

Bank of America Corp.
5.650% due 05/01/2018	1,400	1,419
7.625% due 06/01/2019	9,200	10,541

Bank of America N.A.
6.000% due 10/15/2036	1,100	1,021

Bank One Corp.
8.000% due 04/29/2027	3,600	4,211

Barclays Bank PLC
5.000% due 09/22/2016	4,800	4,938
6.050% due 12/04/2017	4,000	4,131
7.434% due 09/29/2049	4,000	4,000
10.179% due 06/12/2021	10,940	14,303

Barrick International Bank Corp.
6.350% due 10/15/2036	1,300	1,327

Bear Stearns Cos. LLC
4.650% due 07/02/2018	2,000	1,954
6.400% due 10/02/2017	1,675	1,853
7.250% due 02/01/2018	800	926

BellSouth Capital Funding Corp.
7.875% due 02/15/2030	7,000	8,158

BNP Paribas
5.186% due 06/29/2049	5,800	5,147
7.195% due 06/29/2049	5,800	5,655

Cantor Fitzgerald LP
7.875% due 10/15/2019	5,000	5,019

Capital One Bank USA N.A.
8.800% due 07/15/2019	9,500	11,497

Capital One Capital V
10.250% due 08/15/2039	1,000	1,188

Capital One Capital VI
8.875% due 05/15/2040	20,375	22,357

CBA Capital Trust II
6.024% due 03/29/2049	2,000	1,890

Chubb Corp.
6.375% due 03/29/2067	1,000	1,016

CIT Group, Inc.
7.000% due 05/01/2013	180	177
7.000% due 05/01/2014	271	256
7.000% due 05/01/2015	270	253
7.000% due 05/01/2016	451	417
7.000% due 05/01/2017	631	584

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Capital XXI
8.300% due 12/21/2077	$5,000	$5,087

Citigroup, Inc.
0.802% due 08/25/2036	1,000	629
5.850% due 12/11/2034	8,500	7,742
5.875% due 05/29/2037	4,527	4,091
6.875% due 03/05/2038	14,360	14,556
8.125% due 07/15/2039	56,600	65,539
8.500% due 05/22/2019	6,900	8,067

Countrywide Capital III
8.050% due 06/15/2027	2,480	2,486

Credit Agricole S.A.
6.637% due 05/29/2049	5,000	4,387
8.375% due 10/29/2049	8,900	9,679
8.375% due 10/31/2049	550	598

Crown Castle Towers LLC
6.113% due 01/15/2040	28,300	29,658

First Union Capital II
7.950% due 11/15/2029	1,000	1,010

General Electric Capital Corp.
0.444% due 10/06/2015	600	556
0.629% due 05/05/2026	2,300	1,893
0.730% due 08/15/2036	4,000	3,178
5.875% due 01/14/2038	40,613	38,741
6.150% due 08/07/2037	885	868
6.750% due 03/15/2032	5,000	5,305
6.875% due 01/10/2039	46,969	50,827

Goldman Sachs Group, Inc.
5.950% due 01/15/2027	210	202
6.125% due 02/15/2033	7,400	7,336
6.150% due 04/01/2018	4,700	4,981
6.450% due 05/01/2036	4,000	3,880
6.750% due 10/01/2037	45,900	45,985
7.500% due 02/15/2019	16,100	18,429

HBOS PLC
6.000% due 11/01/2033	3,500	2,660
6.750% due 05/21/2018	20,623	18,977

HSBC Bank USA N.A.
7.000% due 01/15/2039	8,600	9,461

HSBC Capital Funding LP
4.610% due 12/29/2049	4,600	4,245
10.176% due 12/29/2049	2,122	2,735

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	4,300	3,848

HSBC Holdings PLC
6.500% due 09/15/2037	1,600	1,664
6.800% due 06/01/2038	14,000	15,061

JPMorgan Chase & Co.
6.300% due 04/23/2019	11,000	12,160
6.400% due 05/15/2038	47,744	51,724
7.900% due 04/29/2049	27,337	29,242

JPMorgan Chase Bank N.A.
0.587% due 06/13/2016	5,400	5,075

JPMorgan Chase Capital XIII
1.201% due 09/30/2034	2,000	1,570

JPMorgan Chase Capital XX
6.550% due 09/15/2066	500	471

JPMorgan Chase Capital XXII
6.450% due 01/15/2087	2,500	2,328

JPMorgan Chase Capital XXV
6.800% due 10/01/2037	1,099	1,097

JPMorgan Chase Capital XXVII
7.000% due 11/01/2039	200	205

Lloyds TSB Bank PLC
5.800% due 01/13/2020	6,700	6,549

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039	$2,000	$2,555

Merrill Lynch & Co., Inc.
5.700% due 05/02/2017	400	398
6.400% due 08/28/2017	1,400	1,477
6.875% due 04/25/2018	9,500	10,254
6.875% due 11/15/2018	2,500	2,679
7.750% due 05/14/2038	15,300	17,011

MetLife Capital Trust X
9.250% due 04/08/2068	12,000	13,620

MetLife, Inc.
6.375% due 06/15/2034	250	260

Morgan Stanley
5.625% due 09/23/2019	9,500	9,484
6.625% due 04/01/2018	6,100	6,516
7.250% due 04/01/2032	6,400	7,306
7.300% due 05/13/2019	7,550	8,355

National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032	3,150	3,763

New York Life Insurance Co.
6.750% due 11/15/2039	6,750	7,420

Northwestern Mutual Life Insurance
6.063% due 03/30/2040	21,000	21,148

Pacific Life Insurance Co.
9.250% due 06/15/2039	36,220	45,012

Prudential Financial, Inc.
6.625% due 12/01/2037	3,000	3,157

Rabobank Capital Funding Trust
5.254% due 12/29/2049	500	445

Rabobank Nederland NV
11.000% due 06/29/2049	14,275	18,424

Regions Bank
6.450% due 06/26/2037	20,395	16,546
7.500% due 05/15/2018	5,500	5,465

Regions Financial Corp.
7.375% due 12/10/2037	2,620	2,283

Royal Bank of Scotland Group PLC
4.875% due 08/25/2014	5,000	5,037

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017	3,800	3,962
7.125% due 01/14/2014	2,000	2,179
7.750% due 05/29/2018	6,500	7,329

Simon Property Group LP
6.750% due 02/01/2040	5,000	4,990

SLM Corp.
8.450% due 06/15/2018	1,700	1,722

Societe Generale
5.922% due 04/29/2049	2,000	1,613
5.922% due 04/29/2049	2,000	1,729

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039	21,305	23,187

TNK-BP Finance S.A.
7.250% due 02/02/2020	12,900	13,513

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	3,000	3,150
8.700% due 08/07/2018	13,000	15,790

UBS AG
5.750% due 04/25/2018	22,725	23,315
5.875% due 12/20/2017	4,600	4,771

UBS Preferred Funding Trust I
8.622% due 10/29/2049	650	644

Wachovia Bank N.A.
5.850% due 02/01/2037	5,901	5,528
6.600% due 01/15/2038	6,302	6,505

See Accompanying Notes	Annual Report	March 31, 2010	77

Schedule of Investments  Long Duration Corporate Bond Portfolio   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WEA Finance LLC
6.750% due 09/02/2019	$2,500	$2,672

Wells Fargo & Co.
5.375% due 02/07/2035	4,900	4,570
5.625% due 12/11/2017	200	212

Wells Fargo Bank N.A.
5.950% due 08/26/2036	1,000	943

Wells Fargo Capital X
5.950% due 12/15/2086	2,100	1,936

Wells Fargo Capital XIII
7.700% due 12/29/2049	27,385	28,412

White Nights Finance BV for Gazprom
10.500% due 03/08/2014	3,900	4,644

Xstrata Finance Canada Ltd.
6.900% due 11/15/2037	1,500	1,558

		1,060,052

INDUSTRIALS 37.4%

Altria Group, Inc.
9.250% due 08/06/2019	625	761
9.950% due 11/10/2038	9,770	12,866
10.200% due 02/06/2039	43,965	59,111

America Movil SAB de C.V.
6.125% due 03/30/2040	30,400	29,859

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019	13,491	15,616

Amgen, Inc.
6.375% due 06/01/2037	650	701
6.400% due 02/01/2039	4,700	5,096

Anadarko Petroleum Corp.
6.200% due 03/15/2040	5,000	4,936
6.450% due 09/15/2036	3,700	3,783
7.000% due 11/15/2027	1,000	1,041
7.950% due 06/15/2039	10,000	12,058

Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037	75	80

Anheuser-Busch InBev Worldwide, Inc.
6.375% due 01/15/2040	2,000	2,142
8.000% due 11/15/2039	1,000	1,270
8.200% due 01/15/2039	37,089	47,984

Apache Corp.
6.000% due 01/15/2037	500	528

ArcelorMittal
7.000% due 10/15/2039	35,060	36,120

Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039	11,250	11,117

Barrick Gold Finance Co.
5.800% due 11/15/2034	4,455	4,258

Barrick North America Finance LLC
7.500% due 09/15/2038	6,200	7,365

Boston Scientific Corp.
7.375% due 01/15/2040	10,000	9,469

Burlington Northern Santa Fe Corp.
7.290% due 06/01/2036	800	918
7.950% due 08/15/2030	600	733

Cameron International Corp.
7.000% due 07/15/2038	16,804	18,452

Canadian Natural Resources Ltd.
6.250% due 03/15/2038	10,300	10,686
6.500% due 02/15/2037	250	266
6.750% due 02/01/2039	18,500	20,411

Caterpillar, Inc.
8.250% due 12/15/2038	100	134

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cenovus Energy, Inc.
6.750% due 11/15/2039	$24,400	$26,552

Cisco Systems, Inc.
5.500% due 01/15/2040	10,000	9,624

Colorado Interstate Gas Co.
6.850% due 06/15/2037	8,700	8,832

Comcast Corp.
6.400% due 05/15/2038	4,526	4,608
6.400% due 03/01/2040	11,000	11,218
6.450% due 03/15/2037	7,300	7,458
6.550% due 07/01/2039	37,160	38,583
6.950% due 08/15/2037	3,700	4,016
7.050% due 03/15/2033	5,000	5,393

ConocoPhillips
6.500% due 02/01/2039	8,000	8,967

Continental Airlines 2009-2 Class A Pass-Through Trust
7.250% due 11/10/2019	3,900	4,173

Cox Communications, Inc.
6.450% due 12/01/2036	1,026	1,037
8.375% due 03/01/2039	44,420	55,730

CSX Corp.
6.220% due 04/30/2040	4,560	4,616

CVS Caremark Corp.
6.125% due 09/15/2039	10,000	9,972

CVS Pass-Through Trust
7.507% due 01/10/2032	19,759	22,034

Daimler Finance North America LLC
6.500% due 11/15/2013	100	111
8.500% due 01/18/2031	1,000	1,224

Delta Air Lines, Inc.
7.750% due 12/17/2019	12,000	12,600

Devon Energy Corp.
7.950% due 04/15/2032	11,900	14,998

Devon Financing Corp. ULC
7.875% due 09/30/2031	7,047	8,774

Diamond Offshore Drilling, Inc.
5.700% due 10/15/2039	11,000	10,822

Dow Chemical Co.
8.550% due 05/15/2019	5,000	6,059
9.400% due 05/15/2039	26,709	35,910

Ecopetrol S.A.
7.625% due 07/23/2019	400	446

El Paso Natural Gas Co.
8.375% due 06/15/2032	7,400	8,698

El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020	3,100	3,127

EnCana Corp.
6.500% due 02/01/2038	15,250	16,291
6.625% due 08/15/2037	10,000	10,775

Energy Transfer Partners LP
5.950% due 02/01/2015	800	870
6.625% due 10/15/2036	7,000	7,070
7.500% due 07/01/2038	10,700	12,021

Enterprise Products Operating LLC
6.125% due 10/15/2039	5,000	4,933
7.550% due 04/15/2038	4,000	4,616

EOG Resources, Inc.
5.625% due 06/01/2019	2,019	2,171

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	3,300	3,597

Gaz Capital S.A.
7.288% due 08/16/2037	9,800	9,811
8.625% due 04/28/2034	1,000	1,165
9.250% due 04/23/2019	3,000	3,562

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gazprom International S.A.
7.201% due 02/01/2020	$1,341	$1,426

Gerdau Holdings, Inc.
7.000% due 01/20/2020	10,800	11,448

GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	15,500	17,154

GTL Trade Finance, Inc.
7.250% due 10/20/2017	9,500	10,236

Hess Corp.
6.000% due 01/15/2040	3,500	3,468

HJ Heinz Finance Co.
7.125% due 08/01/2039	26,900	30,620

Hutchison Whampoa International Ltd.
5.750% due 09/11/2019	2,750	2,865

International Paper Co.
8.700% due 06/15/2038	8,000	9,912

Kerr-McGee Corp.
7.875% due 09/15/2031	3,000	3,495

Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	4,742	4,471
6.500% due 02/01/2037	6,219	6,391
6.500% due 09/01/2039	15,700	16,192
6.950% due 01/15/2038	19,550	21,245
7.400% due 03/15/2031	500	564

Kraft Foods, Inc.
6.500% due 02/09/2040	20,000	20,795

Kroger Co.
6.900% due 04/15/2038	5,000	5,596
7.500% due 04/01/2031	150	176

Meccanica Holdings USA
6.250% due 01/15/2040	4,300	4,230

Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	11,000	11,609

Motiva Enterprises LLC
6.850% due 01/15/2040	4,263	4,609

Newmont Mining Corp.
5.875% due 04/01/2035	395	381
6.250% due 10/01/2039	27,800	27,893

News America, Inc.
6.650% due 11/15/2037	20,000	21,102
6.900% due 08/15/2039	5,229	5,727

Nokia Corp.
6.625% due 05/15/2039	2,700	2,973

Norfolk Southern Corp.
7.250% due 02/15/2031	7,635	8,898

Northwest Airlines, Inc.
1.001% due 05/20/2014	9,161	7,879

Northwest Pipeline GP
6.050% due 06/15/2018	725	788

Pemex Project Funding Master Trust
6.625% due 06/15/2035	9,500	9,371

Petrobras International Finance Co.
6.875% due 01/20/2040	1,000	1,037
7.875% due 03/15/2019	22,800	26,780

Petro-Canada
5.950% due 05/15/2035	5,000	4,909

Petroleos Mexicanos
4.875% due 03/15/2015	2,400	2,477
8.000% due 05/03/2019	12,400	14,601

Pfizer, Inc.
7.200% due 03/15/2039	31,800	38,915

Philip Morris International, Inc.
6.375% due 05/16/2038	1,085	1,185

78	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Plains All American Pipeline LP
6.650% due 01/15/2037	$3,200	$3,329

Rio Tinto Alcan, Inc.
7.250% due 03/15/2031	1,110	1,290

Rio Tinto Finance USA Ltd.
7.125% due 07/15/2028	5,998	6,884
9.000% due 05/01/2019	12,936	16,630

Roche Holdings, Inc.
7.000% due 03/01/2039	4,300	5,125

Rockies Express Pipeline LLC
6.875% due 04/15/2040	6,200	6,091
7.500% due 07/15/2038	10,890	11,314

Southern Natural Gas Co.
8.000% due 03/01/2032	4,346	4,921

Suncor Energy, Inc.
6.500% due 06/15/2038	5,000	5,231

Target Corp.
6.500% due 10/15/2037	1,200	1,310
7.000% due 01/15/2038	13,650	15,831

TCI Communications, Inc.
7.875% due 02/15/2026	105	121

Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	5,500	5,841
7.625% due 04/01/2037	1,000	1,111
8.000% due 02/01/2016	400	463
8.375% due 06/15/2032	865	1,017

Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	5,000	5,203

Time Warner Cable, Inc.
6.550% due 05/01/2037	1,900	1,948
6.750% due 06/15/2039	37,510	39,477
7.300% due 07/01/2038	6,700	7,480

Time Warner, Inc.
6.500% due 11/15/2036	7,500	7,729
7.700% due 05/01/2032	21,000	24,306

TransCanada Pipelines Ltd.
6.200% due 10/15/2037	820	853
7.250% due 08/15/2038	2,000	2,341
7.625% due 01/15/2039	3,500	4,279

Transocean, Inc.
6.800% due 03/15/2038	21,450	24,166

United Airlines, Inc.
9.750% due 01/15/2017	20,250	21,313

UnitedHealth Group, Inc.
6.625% due 11/15/2037	2,600	2,711

Vale Overseas Ltd.
6.875% due 11/21/2036	19,550	20,274
8.250% due 01/17/2034	1,300	1,531

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	7,100	7,672
6.500% due 08/15/2037	15,236	16,948

Weyerhaeuser Co.
6.875% due 12/15/2033	3,800	3,388
6.950% due 10/01/2027	4,500	4,160
7.375% due 10/01/2019	13,000	13,753
7.375% due 03/15/2032	35,076	33,895

Williams Cos., Inc.
7.500% due 01/15/2031	12,302	13,554
7.875% due 09/01/2021	1,481	1,747
8.750% due 03/15/2032	7,035	8,594

Williams Partners LP
6.300% due 04/15/2040	12,000	11,964

Wyeth
5.950% due 04/01/2037	5,100	5,358

		1,452,796

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 18.5%

AEP Texas Central Co.
6.650% due 02/15/2033	$500	$525

Appalachian Power Co.
6.375% due 04/01/2036	4,350	4,509
6.700% due 08/15/2037	2,100	2,284
7.000% due 04/01/2038	700	790

AT&T Corp.
8.000% due 11/15/2031	74,550	90,890

AT&T, Inc.
6.300% due 01/15/2038	16,830	17,135
6.400% due 05/15/2038	5,400	5,570
6.450% due 06/15/2034	2,300	2,353
6.500% due 09/01/2037	17,272	17,968
6.550% due 02/15/2039	3,500	3,692

BellSouth Corp.
6.875% due 10/15/2031	4,200	4,410

British Telecommunications PLC
9.625% due 12/15/2030	10,000	12,624

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	2,000	2,190
6.875% due 07/30/2019	9,000	9,855

Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	6,735

Consolidated Edison Co. of New York, Inc.
5.500% due 12/01/2039	2,900	2,780
6.300% due 08/15/2037	4,000	4,277
6.750% due 04/01/2038	9,350	10,583

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	57,100	73,323

Dominion Resources, Inc.
5.950% due 06/15/2035	10,000	10,140

EDF S.A.
6.950% due 01/26/2039	17,750	20,446

Enel Finance International S.A.
6.800% due 09/15/2037	10,400	10,987

Entergy Arkansas, Inc.
5.660% due 02/01/2025	4,000	3,986

Entergy Louisiana LLC
5.400% due 11/01/2024	3,800	3,815

Exelon Generation Co. LLC
6.250% due 10/01/2039	22,120	22,443

FirstEnergy Solutions Corp.
6.800% due 08/15/2039	43,500	42,725

Florida Power Corp.
5.650% due 04/01/2040	6,800	6,673

France Telecom S.A.
8.500% due 03/01/2031	10,400	13,834

Interstate Power & Light Co.
6.250% due 07/15/2039	5,000	5,248

Jersey Central Power & Light Co.
6.150% due 06/01/2037	1,200	1,219
7.350% due 02/01/2019	200	232

Koninklijke KPN NV
8.375% due 10/01/2030	15,590	19,405

MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	1,500	1,482
6.125% due 04/01/2036	10,725	10,841
6.500% due 09/15/2037	19,500	20,689

NGPL PipeCo LLC
6.514% due 12/15/2012	200	220
7.768% due 12/15/2037	32,040	37,259

Ohio Edison Co.
8.250% due 10/15/2038	1,000	1,274

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ohio Power Co.
6.375% due 07/15/2033	$1,500	$1,497

Oncor Electric Delivery Co. LLC
7.250% due 01/15/2033	3,400	3,836
7.500% due 09/01/2038	1,000	1,174

Pacific Gas & Electric Co.
5.800% due 03/01/2037	8,000	7,965
6.050% due 03/01/2034	5,000	5,165
6.250% due 03/01/2039	8,900	9,403
6.350% due 02/15/2038	1,000	1,069

PSEG Power LLC
8.625% due 04/15/2031	5,800	7,446

Public Service Co. of Oklahoma
6.625% due 11/15/2037	5,450	5,760

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	2,000	2,062

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016	2,000	2,137
5.838% due 09/30/2027	16,700	16,238
6.332% due 09/30/2027	9,800	10,110
6.750% due 09/30/2019	3,000	3,354

Southern California Edison Co.
6.650% due 04/01/2029	600	655

Southern Power Co.
6.375% due 11/15/2036	3,500	3,653

Southwestern Public Service Co.
6.000% due 10/01/2036	2,000	1,963

Telecom Italia Capital S.A.
7.175% due 06/18/2019	2,040	2,206
7.721% due 06/04/2038	10,350	11,137

Verizon Communications, Inc.
6.400% due 02/15/2038	14,500	15,094
6.900% due 04/15/2038	18,921	20,936
7.350% due 04/01/2039	11,874	13,805
8.950% due 03/01/2039	25,835	35,144

Verizon Global Funding Corp.
7.750% due 06/15/2032	1,165	1,374

Virginia Electric and Power Co.
8.875% due 11/15/2038	14,129	19,695

Vodafone Group PLC
6.150% due 02/27/2037	9,600	9,866
6.250% due 11/30/2032	2,400	2,476

		720,631

Total Corporate Bonds & Notes (Cost $3,136,644)		3,233,479

MUNICIPAL BONDS & NOTES 5.1%

CALIFORNIA 2.7%

California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049	8,800	8,803

California State East Bay Municipal Utility District Revenue Bonds, Series 2010
5.874% due 06/01/2040	12,500	12,540

California State General Obligation Bonds, Series 2009
7.300% due 10/01/2039	10,000	10,045
7.500% due 04/01/2034	3,885	4,013
7.550% due 04/01/2039	1,295	1,340

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036 (a)	23,000	23,583

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	4,500	4,453

See Accompanying Notes	Annual Report	March 31, 2010	79

Schedule of Investments  Long Duration Corporate Bond Portfolio   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State University Revenue Bonds, Series 2010
6.484% due 11/01/2041 (a)	$2,000	$1,976

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039	5,000	4,937

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	13,000	13,453

San Diego County, California Water Authority Revenue Bonds, Series 2010
6.138% due 05/01/2049	7,100	7,290

Southern California State Metropolitan Water District Revenue Bonds, Series 2009
6.538% due 07/01/2039	2,000	2,045

University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	6,600	6,715

University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	3,500	3,480

		104,673

DISTRICT OF COLUMBIA 0.1%

District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046	4,000	4,119

FLORIDA 0.2%

Florida State Turnpike Authority Revenue Bonds, Series 2009
6.800% due 07/01/2039	7,400	7,676

ILLINOIS 0.3%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040 (a)	900	892

Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	6,900	6,927

Illinois State Municipal Electric Agency Revenue Bonds, Series 2009
6.832% due 02/01/2035	2,800	2,910

		10,729

INDIANA 0.1%

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
6.004% due 01/15/2040	5,000	5,058

IOWA 0.1%

Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	3,800	3,928

MASSACHUSETTS 0.2%

University of Massachusetts Building Authority Revenue Bonds, Series 2009
6.573% due 05/01/2039	7,000	7,030

MISSISSIPPI 0.1%

Mississippi State Development Bank Special Obligation Revenue Bonds, Series 2010
6.413% due 01/01/2040	3,200	3,239

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 0.1%

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039	$500	$514

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	3,130	3,648

		4,162

NEW YORK 0.2%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
6.011% due 06/15/2042	200	202

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2010
6.089% due 11/15/2040	5,800	5,739

New York State Urban Development Corp. Revenue Bonds, Series 2009
5.770% due 03/15/2039	2,000	1,979

		7,920

NORTH CAROLINA 0.1%

North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	3,000	3,128

OHIO 0.2%

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2009
6.053% due 02/15/2043	7,500	7,218
6.449% due 02/15/2044	1,000	1,018

		8,236

PENNSYLVANIA 0.1%

Pennsylvania State Turnpike Commission Revenue Bonds, Series 2009
6.105% due 12/01/2039	3,000	3,062

Philadelphia, Pennsylvania School District General Obligation Bonds, Series 2010
6.765% due 06/01/2040 (a)	2,300	2,327

		5,389

TEXAS 0.6%

Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, Series 2009
6.629% due 02/15/2038	7,000	7,178

North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	7,000	7,348

San Antonio, Texas Revenue Bonds, Series 2010
5.718% due 02/01/2041	9,000	9,046

		23,572

Total Municipal Bonds & Notes (Cost $195,857)		198,859

U.S. GOVERNMENT AGENCIES 0.0%

Freddie Mac
0.160% due 05/04/2011	8	8

Total U.S. Government Agencies (Cost $8)		8

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 5.6%

U.S. Treasury Bonds
3.500% due 02/15/2039		$291	$235
4.250% due 05/15/2039		2,426	2,249
4.375% due 11/15/2039 (g)		45,400	42,946
4.500% due 05/15/2038 (g)		10,940	131,520
4.500% due 08/15/2039		41,100	39,706

Total U.S. Treasury Obligations (Cost $221,667)			216,656

SOVEREIGN ISSUES 2.7%

Brazil Government International Bond
7.125% due 01/20/2037		10,800	12,350
8.250% due 01/20/2034		38,050	48,704
8.750% due 02/04/2025		1,000	1,325

Export-Import Bank of Korea
8.125% due 01/21/2014		2,000	2,322

Korea Development Bank
8.000% due 01/23/2014		2,000	2,308

Mexico Government International Bond
5.950% due 03/19/2019		5,000	5,425
6.050% due 01/11/2040		720	722
6.750% due 09/27/2034		7,500	8,287
7.500% due 04/08/2033		11,600	13,891
8.300% due 08/15/2031		700	903

Qatar Government International Bond
6.400% due 01/20/2040		9,000	9,450

Total Sovereign Issues (Cost $102,069)			105,687

FOREIGN CURRENCY-DENOMINATED ISSUES 1.2%

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	5,000	5,444

Barclays Bank PLC
14.000% due 11/29/2049		800	1,589

Brazil Government International Bond
10.250% due 01/10/2028	BRL	3,240	1,849

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		24,200	12,229

Merrill Lynch & Co., Inc.
1.200% due 09/14/2018	EUR	7,730	8,893

Morgan Stanley
0.988% due 03/01/2013		700	904
1.089% due 04/13/2016		450	550

Pemex Project Funding Master Trust
5.500% due 02/24/2025		1,200	1,603

SLM Corp.
0.980% due 06/17/2013		3,800	4,452
3.125% due 09/17/2012		3,100	3,978
4.750% due 03/17/2014		3,000	3,799
4.875% due 12/17/2012	GBP	600	876

Total Foreign Currency-Denominated Issues (Cost $44,760)			46,166

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

American International Group, Inc.
8.500% due 08/01/2011		4,000	41

Total Convertible Preferred Securities (Cost $35)			41

80	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.2%

REPURCHASE AGREEMENTS 0.3%

Barclays Capital, Inc.
0.030% due 04/01/2010	$1,000	$1,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $1,024. Repurchase proceeds are $1,000.)

Goldman Sachs & Co.
0.140% due 04/05/2010	11,000	11,000
(Dated 03/11/2010. Collateralized by Fannie Mae 6.000% due 01/01/2039 valued at $11,351. Repurchase proceeds are $11,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	233	233
(Dated 03/31/2010. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $240. Repurchase proceeds are $233.)

		12,233

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
0.197% due 08/19/2010 - 09/02/2010 (b)(d)(e)(g)	$2,817	$2,815

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.8%
	7,120,850	71,301

Total Short-Term Instruments (Cost $86,349)		86,349

Total Investments 100.1% (Cost $3,790,819)		$3,890,809

Written Options (i) (0.1%) (Premiums $7,208)		(3,014)

Other Assets and Liabilities (Net) (0.0%)		(1,061)

Net Assets 100.0%		$3,886,734

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $1,509 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(e)	Securities with an aggregate market value of $1,019 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2010.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $4,242 at a weighted average interest rate of 0.446%. On March 31, 2010, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $8,820 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	4,544	$454
90-Day Eurodollar March Futures	Long	03/2011	1,467	2,489
Australia Government 10-Year Bond June Futures	Long	06/2010	973	(1,394)
Euro-Bund 10-Year Bond June Futures	Long	06/2010	527	532

				$2,081

(h)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	DUB	5.000%	12/20/2011	1.533%	$5,000	$302	$(138)	$440
Bank of America Corp.	CITI	1.000%	12/20/2010	0.703%	11,000	27	17	10
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.559%	11,300	39	41	(2)
Brazil Government International Bond	GSC	1.000%	03/20/2011	0.649%	3,000	11	8	3
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.247%	2,800	(30)	(25)	(5)
Brazil Government International Bond	RBS	1.000%	03/20/2011	0.649%	7,600	28	34	(6)
China Government International Bond	JPM	0.820%	12/20/2014	0.572%	12,000	137	0	137
China Government International Bond	RBS	0.750%	12/20/2014	0.572%	4,000	33	0	33
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.789%	3,800	9	0	9
Citigroup, Inc.	GSC	1.000%	12/20/2010	0.600%	7,850	25	(41)	66
Citigroup, Inc.	GSC	1.000%	06/20/2011	0.903%	5,000	7	3	4
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.533%	1,700	8	1	7
General Electric Capital Corp.	BCLY	1.000%	03/20/2011	0.929%	10,100	10	(31)	41
General Electric Capital Corp.	BOA	1.000%	03/20/2011	0.929%	2,700	2	(17)	19
General Electric Capital Corp.	CITI	1.000%	03/20/2011	0.929%	7,300	7	(32)	39
General Electric Capital Corp.	CITI	1.000%	09/20/2019	1.510%	1,000	(38)	(102)	64
General Electric Capital Corp.	GSC	1.000%	06/20/2011	0.941%	10,000	10	(12)	22
General Electric Capital Corp.	RBS	1.000%	09/20/2010	0.911%	7,500	6	(85)	91
Korea Government Bond	CSFB	0.930%	12/20/2014	0.755%	1,000	8	0	8

See Accompanying Notes	Annual Report	March 31, 2010	81

Schedule of Investments  Long Duration Corporate Bond Portfolio   (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Korea Government Bond	DUB	1.000%	03/20/2011	0.423%	$1,000	$6	$4	$2
Korea Government Bond	DUB	0.920%	12/20/2014	0.755%	2,200	17	0	17
Korea Government Bond	GSC	1.000%	03/20/2011	0.423%	4,000	24	19	5
Korea Government Bond	JPM	0.710%	12/20/2010	0.359%	7,500	21	0	21
Korea Government Bond	JPM	0.770%	12/20/2010	0.359%	4,000	13	0	13
Korea Government Bond	JPM	0.930%	12/20/2014	0.755%	800	6	0	6
Merrill Lynch & Co., Inc.	BCLY	1.000%	03/20/2011	0.876%	3,900	6	1	5
Merrill Lynch & Co., Inc.	BNP	1.000%	03/20/2011	0.876%	15,700	23	(33)	56
Merrill Lynch & Co., Inc.	CSFB	1.000%	03/20/2011	0.876%	5,500	8	(6)	14
Merrill Lynch & Co., Inc.	UBS	1.000%	03/20/2011	0.876%	10,800	16	(11)	27
MetLife, Inc.	DUB	1.000%	12/20/2014	1.867%	15,000	(556)	(840)	284
MetLife, Inc.	DUB	5.000%	09/20/2019	2.069%	1,100	236	134	102
MetLife, Inc.	GSC	1.000%	03/20/2015	1.898%	2,100	(84)	(118)	34
MetLife, Inc.	MSC	1.000%	12/20/2010	0.840%	5,000	7	(40)	47
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.523%	1,600	6	4	2
Mexico Government International Bond	BCLY	1.000%	03/20/2011	0.583%	2,450	11	5	6
Mexico Government International Bond	DUB	1.000%	12/20/2014	1.106%	2,500	(11)	(49)	38
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.523%	6,300	24	16	8
Mexico Government International Bond	JPM	0.840%	09/20/2010	0.497%	7,000	13	0	13
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.583%	2,000	9	4	5
Mexico Government International Bond	UBS	1.000%	12/20/2010	0.523%	3,000	11	(4)	15
Morgan Stanley	UBS	1.000%	12/20/2010	0.896%	6,000	6	15	(9)
Pacific Gas & Electric Co.	BCLY	3.650%	03/20/2014	0.806%	800	88	0	88
Prudential Financial, Inc.	MSC	1.000%	12/20/2010	0.564%	4,000	14	(29)	43
RSHB Capital S.A.	BCLY	1.000%	09/20/2010	1.513%	2,800	(6)	(6)	0
Russia Government International Bond	DUB	1.012%	09/20/2010	0.524%	5,000	13	0	13
Russia Government International Bond	MSC	1.000%	12/20/2014	1.392%	1,500	(26)	(56)	30
SLM Corp.	BOA	5.000%	12/20/2010	1.340%	1,300	37	(133)	170
SLM Corp.	BOA	5.000%	06/20/2011	2.125%	3,000	109	(142)	251
SLM Corp.	BOA	5.000%	12/20/2012	2.898%	2,000	111	(110)	221
SLM Corp.	BOA	5.000%	09/20/2014	3.487%	1,900	115	(295)	410
SLM Corp.	CITI	5.000%	09/20/2011	2.323%	1,000	40	(45)	85
SLM Corp.	MSC	5.000%	09/20/2011	2.323%	5,000	202	(400)	602
Toyota Motor Corp.	BCLY	1.000%	03/20/2015	0.546%	2,000	43	9	34
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.546%	5,500	119	13	106
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.736%	15,000	190	222	(32)
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.719%	2,600	33	19	14
Wells Fargo & Co.	BNP	1.000%	12/20/2010	0.493%	9,400	38	27	11

						$1,533	$(2,204)	$3,737

Credit Default Swaps on Credit Indices - Buy Protection (2)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014	$19,146	$(182)	$31	$(213)
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	23,510	(224)	39	(263)

						$(406)	$70	$(476)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC	BRL	18,000	$29	$0	$29
Pay	1-Year BRL-CDI	11.140%	01/02/2012	BCLY		9,000	45	48	(3)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		33,200	166	50	116

82	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC	BRL	125,000	$484	$375	$109
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		68,500	265	279	(14)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	JPM		12,000	42	45	(3)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		35,000	136	(8)	144
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		9,400	95	0	95
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		13,500	32	51	(19)
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		43,200	370	450	(80)
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY	MXN	125,000	386	18	368
Pay	28-Day MXN TIIE	8.300%	02/07/2019	MSC		96,900	299	82	217
Pay	28-Day MXN TIIE	8.000%	01/24/2020	BCLY		3,000	3	1	2

							$2,352	$1,391	$961

(i)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$119.000	04/23/2010	346	$163	$15
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	346	121	46

				$284	$61

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$8,000	$104	$0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	8,000	64	3
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	16,000	98	48
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	16,000	39	39
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	36,700	146	96
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	36,700	258	199
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	3,000	27	0
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	7,500	50	29
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	7,500	60	48
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	13,900	76	54
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	13,900	80	89
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	6,000	85	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	71,800	215	30
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	84,500	136	28
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	2,400	15	7
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	2,400	10	6
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	44,400	162	116
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	44,400	356	240
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	37,000	360	110
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	37,000	363	91
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	72,400	471	189
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	72,400	726	392
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	7,300	33	29
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	7,300	35	47
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	10,700	135	0
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	18,400	150	6
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	10,100	116	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	10,100	97	3
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	56,200	164	147
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	56,200	237	304
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	16,800	104	66
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	16,800	139	108
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	14,600	108	1
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	10,000	101	2
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	20,000	166	0
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	20,000	86	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.600%	05/21/2010	10,000	36	33
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.100%	05/21/2010	10,000	76	59
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	6,900	20	20
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	6,900	21	17
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	10,700	134	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	18,700	156	6
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	27,000	210	2
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	42,300	327	3
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	9,000	92	2
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	15,800	102	107

							$6,746	$2,776

See Accompanying Notes	Annual Report	March 31, 2010	83

Schedule of Investments  Long Duration Corporate Bond Portfolio   (Cont.)

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/12/2020	$21,500	$178	$177

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	185	$41,200	EUR	5,200	$271
Sales	2,796	1,455,500		0	10,153
Closing Buys	0	(600)		0	(4)
Expirations	(2,289)	(400,900)		(5,200)	(3,212)
Exercised	0	0		0	0

Balance at 03/31/2010	692	$1,095,200	EUR	0	$7,208

(j)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,007	04/2010	BCLY	$1	$0	$1
Sell		1,284	04/2010	BOA	0	(7)	(7)
Sell		923	04/2010	CITI	0	(3)	(3)
Buy		1,076	04/2010	JPM	26	0	26
Buy		1,373	04/2010	RBC	33	0	33
Buy		80	04/2010	RBS	0	0	0
Sell	EUR	3,370	04/2010	CSFB	9	(13)	(4)
Sell		3,266	04/2010	HSBC	11	0	11
Sell		10,640	04/2010	JPM	123	(62)	61
Sell		4,539	04/2010	UBS	96	0	96
Sell	GBP	5,117	06/2010	RBS	0	(49)	(49)
Buy	MXN	566	04/2010	CITI	0	0	0
Buy		1,251	04/2010	DUB	6	0	6
Sell		566	04/2010	DUB	0	0	0
Buy		1,112	04/2010	GSC	6	0	6
Buy		1,049	04/2010	HSBC	5	0	5
Sell		2,266	04/2010	HSBC	0	(4)	(4)
Sell		1,146	04/2010	JPM	0	(6)	(6)
Buy		566	09/2010	DUB	0	0	0
Buy		2,266	09/2010	HSBC	4	0	4

					$320	$(144)	$176

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$3,233,479	$0	$3,233,479
Municipal Bonds & Notes	0	198,859	0	198,859
U.S. Treasury Obligations	0	216,656	0	216,656
Other Investments +++	71,342	170,473	0	241,815

Investments, at value	$71,342	$3,819,467	$0	$3,890,809
Financial Derivative Instruments ++++	$2,081	$1,561	$(177)	$3,465

Totals	$73,423	$3,821,028	$(177)	$3,894,274

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Financial Derivative Instruments ++++	$0	$(178)	$0	$0	$1	$0	$(177)	$1

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.

84	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(l)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$1,235	$0	$0	$0	$0	$1,235
Unrealized appreciation on foreign currency contracts	0	320	0	0	0	320
Unrealized appreciation on swap agreements	1,080	0	3,791	0	0	4,871

	$2,315	$320	$3,791	$0	$0	$6,426

Liabilities:
Written options outstanding	$3,014	$0	$0	$0	$0	$3,014
Unrealized depreciation on foreign currency contracts	0	144	0	0	0	144
Unrealized depreciation on swap agreements	119	0	530	0	0	649

	$3,133	$144	$530	$0	$0	$3,807

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$(896)	$0	$1,281	$0	$0	$385
Net realized gain on foreign currency transactions	0	1,954	0	0	0	1,954

	$(896)	$1,954	$1,281	$0	$0	$2,339

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$6,786	$0	$3,008	$0	$0	$9,794
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	173	0	0	0	173

	$6,786	$173	$3,008	$0	$0	$9,967

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $2,081 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2010	85

Schedule of Investments  Mortgage Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.1%

CVS Pass-Through Trust
6.036% due 12/10/2028	$1,843	$1,828

Total Corporate Bonds & Notes (Cost $1,843)		1,828

MUNICIPAL BONDS & NOTES 0.0%

Ennis, Texas Economic Development Corp. Revenue Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	584

Total Municipal Bonds & Notes (Cost $1,202)		584

U.S. GOVERNMENT AGENCIES 140.7%

Fannie Mae
0.000% due 08/25/2022 (c)	13	11
0.289% due 12/25/2036 - 07/25/2037	9,289	9,004
0.369% due 04/25/2035	2,567	2,451
0.379% due 10/25/2035	10,705	10,417
0.429% due 03/25/2035 - 10/27/2037	49,397	49,314
0.449% due 07/25/2032 - 09/26/2033	478	430
0.479% due 06/25/2044	13	13
0.489% due 06/25/2032	7	6
0.509% due 10/25/2033	2	2
0.529% due 12/25/2028	46	46
0.589% due 02/25/2033	78	72
0.629% due 02/25/2028 - 06/25/2032	2,525	2,519
0.679% due 10/18/2030	104	105
0.729% due 06/25/2030 - 07/25/2034	4,614	4,511
0.750% due 09/18/2027	249	250
0.800% due 06/25/2018	4	4
0.829% due 05/25/2036	5,459	5,434
0.879% due 09/25/2023	109	110
0.900% due 06/25/2022	1	1
1.129% due 04/25/2032	92	94
1.150% due 04/25/2021	2	2
1.350% due 05/25/2023	68	69
1.550% due 11/25/2021	36	36
1.671% due 08/01/2042 - 10/01/2044	7,768	7,711
1.871% due 10/01/2030 - 12/01/2040	853	856
2.156% due 03/01/2035	859	868
2.375% due 01/01/2030	50	52
2.402% due 02/01/2035	2,022	2,075
2.442% due 11/01/2035	2,763	2,822
2.473% due 02/01/2026	12	12
2.480% due 04/01/2030	8	8
2.500% due 07/01/2017	3	3
2.651% due 08/01/2029	73	75
2.675% due 02/01/2032	1,349	1,366
2.686% due 11/01/2025	76	78
2.693% due 12/01/2031	17	18
2.699% due 02/01/2035 - 03/01/2035	1,002	1,017
2.702% due 03/01/2024	34	35
2.774% due 01/01/2035	645	657
2.812% due 04/01/2019	60	61
2.816% due 11/01/2035	114	115
2.825% due 11/01/2026	112	116
2.829% due 05/01/2027	170	177
2.860% due 12/01/2029	4	4
2.875% due 12/01/2023	73	75
2.902% due 05/01/2019	186	189
2.907% due 12/01/2027	31	32
2.925% due 05/01/2036	606	633
2.931% due 02/01/2027	90	93
2.970% due 02/01/2024	119	124
2.976% due 06/01/2035	117	120

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.984% due 09/01/2031	$44	$45
2.993% due 07/01/2024	4	4
2.997% due 03/01/2018	8	8
2.998% due 11/01/2017	16	16
3.015% due 05/01/2029	18	18
3.025% due 11/01/2031	56	58
3.027% due 07/01/2032	75	77
3.045% due 06/01/2019	6	6
3.070% due 07/01/2017 - 11/01/2017	9	9
3.078% due 10/01/2016 - 10/01/2031	222	225
3.111% due 11/01/2025	156	162
3.112% due 04/01/2022	65	67
3.125% due 06/01/2026	10	10
3.145% due 09/01/2028	3	4
3.158% due 02/01/2015	39	40
3.164% due 06/01/2032	326	335
3.171% due 09/01/2035	4,974	5,155
3.181% due 10/01/2028	83	86
3.205% due 04/01/2030	55	56
3.223% due 11/01/2017	4	5
3.224% due 05/01/2026	30	31
3.232% due 07/01/2035	455	470
3.244% due 09/01/2017	264	275
3.255% due 02/01/2029	2	2
3.257% due 04/01/2030	18	19
3.261% due 10/01/2035	505	526
3.277% due 09/01/2030	24	25
3.282% due 02/01/2017	200	207
3.295% due 05/25/2035	904	903
3.340% due 03/01/2017 - 02/01/2018	19	20
3.344% due 10/01/2023	23	24
3.375% due 04/01/2033	121	124
3.388% due 07/01/2027	36	37
3.399% due 02/01/2021	70	71
3.452% due 12/01/2035	246	254
3.455% due 09/01/2023	69	72
3.491% due 08/01/2024 - 04/01/2035	179	183
3.494% due 07/01/2034	559	581
3.500% due 03/01/2026 - 07/01/2026	59	60
3.540% due 03/01/2025	23	24
3.564% due 08/01/2026	32	33
3.565% due 12/01/2017	149	155
3.625% due 08/01/2023	16	16
3.645% due 07/01/2030	27	28
3.711% due 09/01/2027	4	4
3.743% due 05/01/2036	3,406	3,437
3.779% due 08/01/2029	66	66
3.821% due 06/01/2023	29	30
3.875% due 06/01/2017	5	5
4.000% due 03/01/2023 - 04/01/2040	352,243	352,250
4.008% due 05/01/2036	32	33
4.031% due 06/01/2029	17	18
4.093% due 05/01/2030	84	86
4.098% due 01/01/2026	22	22
4.125% due 06/01/2017	45	46
4.159% due 05/01/2036	70	72
4.173% due 05/01/2036	23	24
4.349% due 11/01/2028	730	751
4.387% due 08/01/2028	254	261
4.395% due 09/01/2030	25	26
4.445% due 11/01/2028	429	442
4.464% due 02/01/2028	290	299
4.500% due 05/01/2013 - 04/01/2040	910,333	918,136
4.505% due 06/01/2035	10,898	11,299
4.520% due 04/01/2032	6	6
4.539% due 01/01/2028	16	17
4.595% due 07/01/2035	848	878
4.654% due 08/01/2035	562	585
4.714% due 02/01/2031	562	580

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.744% due 03/01/2035	$307	$321
4.801% due 06/01/2030	107	111
4.855% due 02/01/2034	523	545
4.857% due 09/01/2035	306	323
4.865% due 11/01/2035	3,860	4,066
4.875% due 05/01/2019	12	12
4.912% due 09/01/2034	159	166
4.939% due 05/01/2035	738	762
4.962% due 01/01/2029	22	23
4.982% due 07/01/2024	10	11
4.995% due 01/01/2024	7	8
5.000% due 01/01/2012 - 06/01/2040	472,002	491,984
5.023% due 09/01/2034	909	949
5.030% due 05/01/2035	1,379	1,457
5.064% due 12/01/2030	597	619
5.145% due 06/01/2029	28	28
5.164% due 10/01/2035	447	471
5.229% due 09/01/2035	1,375	1,443
5.347% due 11/01/2035	708	748
5.359% due 02/01/2030	541	575
5.362% due 02/01/2031	254	260
5.500% due 04/01/2011 - 06/01/2040	1,249,801	1,317,894
5.501% due 02/01/2031	196	204
5.514% due 09/01/2020	21	21
5.573% due 02/01/2036	643	676
5.700% due 08/01/2018	300	333
5.730% due 10/01/2016	37	38
5.800% due 11/01/2011	1,769	1,863
5.819% due 11/01/2024	3	3
5.950% due 02/25/2044	36	39
5.953% due 02/01/2025	138	141
6.000% due 08/01/2016 - 06/01/2040	1,430,944	1,528,638
6.105% due 02/01/2026	46	47
6.250% due 12/25/2013	623	661
6.290% due 02/25/2029	1,500	1,676
6.300% due 06/25/2031 - 10/17/2038	5,355	5,850
6.305% due 04/01/2020	100	102
6.350% due 06/25/2020	1,291	1,296
6.390% due 05/25/2036	769	827
6.410% due 08/01/2016	910	991
6.450% due 09/01/2016	3,339	3,544
6.476% due 03/01/2030	345	353
6.500% due 10/01/2011 - 06/01/2040	367,989	398,753
6.589% due 10/25/2031	38	39
6.703% due 08/01/2028	1,337	1,491
6.850% due 12/18/2027	1,357	1,497
6.875% due 02/01/2018	92	92
6.988% due 01/01/2030	316	334
7.000% due 11/01/2010 - 06/01/2037	3,101	3,424
7.491% due 08/01/2014	5	6
7.500% due 12/01/2012 - 07/25/2041	2,942	3,303
7.730% due 01/01/2025	926	1,052
7.800% due 10/25/2022 - 06/25/2026	191	204
8.000% due 06/01/2015 - 08/01/2030	48	53
8.025% due 05/01/2030	27	27
8.200% due 04/25/2025	67	74
8.500% due 08/01/2011 - 11/01/2017	119	132
8.600% due 06/25/2032	199	212
8.750% due 11/25/2019 - 06/25/2021	168	188
9.000% due 04/01/2016 - 11/01/2025	116	132
9.000% due 05/25/2022 - 06/25/2022 (b)	47	9
9.500% due 11/25/2020 - 04/01/2025	370	428

86	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
510.000% due 09/25/2019 (b)	$0	$3
839.670% due 08/25/2020 (b)	0	1

Farmer Mac
6.771% due 01/25/2013	1,721	1,720
8.341% due 04/25/2030	825	825

Federal Housing Administration
6.875% due 12/01/2016	224	222
6.896% due 07/01/2020	288	285
7.430% due 07/01/2018 - 07/01/2024	4,354	4,350

Freddie Mac
0.109% due 02/01/2011 (f)	1,456	1,455
0.160% due 05/04/2011 (f)	219	219
0.231% due 01/14/2011 (f)	130	130
0.311% due 04/01/2011 (f)	93	93
0.324% due 03/09/2011 (f)	143	143
0.380% due 07/15/2019 - 10/15/2020	3,785	3,762
0.430% due 03/15/2031 - 09/15/2035	1,536	1,532
0.460% due 02/15/2019	8,561	8,595
0.469% due 07/25/2031	62	59
0.479% due 05/25/2031	308	279
0.509% due 09/25/2031	353	341
0.530% due 05/15/2036	220	220
0.580% due 12/15/2029 - 12/15/2030	3,275	3,273
0.630% due 03/15/2017 - 06/15/2018	3,303	3,273
0.680% due 11/15/2030 - 12/15/2031	136	136
0.700% due 03/15/2024 - 09/15/2026	518	518
0.730% due 02/15/2028 - 03/15/2032	164	164
0.750% due 05/15/2023	1	1
0.780% due 03/15/2032	6	6
1.180% due 04/15/2031	5,639	5,678
1.430% due 07/15/2027	1,816	1,816
1.875% due 01/01/2017 - 02/01/2017	10	10
1.881% due 07/25/2044	22,409	21,508
2.489% due 07/01/2030	273	281
2.500% due 03/01/2017 - 10/01/2024	19	19
2.544% due 01/01/2028	149	153
2.588% due 03/01/2033	288	293
2.598% due 12/01/2032	126	130
2.701% due 03/01/2032	81	83
2.709% due 10/01/2023	897	919
2.723% due 03/01/2027	14	14
2.767% due 09/01/2028	39	40
2.781% due 07/01/2024	89	91
2.787% due 02/01/2031	18	19
2.803% due 10/01/2018	3	3
2.805% due 11/01/2027	6	6
2.825% due 09/01/2027	20	21
2.830% due 06/01/2022	43	44
2.837% due 04/01/2031	7	7
2.865% due 02/01/2029	177	183
2.875% due 12/01/2018	3	3
2.892% due 11/01/2027	195	199
2.895% due 10/01/2027	26	27
2.917% due 10/01/2024	136	139
2.938% due 02/01/2027	433	448
2.946% due 12/01/2026	18	19
2.950% due 09/01/2026	296	304
2.954% due 02/01/2029	297	303
2.960% due 04/01/2025	35	35
2.971% due 08/01/2029	48	49
2.992% due 08/01/2027	15	15
2.993% due 06/01/2024	32	32
3.004% due 12/01/2029	271	281
3.042% due 04/01/2029	56	58
3.064% due 11/01/2031	3	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.065% due 11/01/2029	$1,637	$1,694
3.068% due 03/01/2033	98	101
3.078% due 05/01/2017 - 09/01/2018	196	201
3.087% due 07/01/2028	434	447
3.125% due 04/01/2018	18	19
3.128% due 10/01/2023	78	80
3.147% due 05/01/2032	391	403
3.149% due 11/01/2027	137	138
3.160% due 10/01/2035	739	770
3.175% due 06/01/2022	5	5
3.200% due 09/01/2027	46	46
3.207% due 06/01/2028	84	86
3.220% due 05/01/2032	632	652
3.229% due 09/01/2024	28	29
3.231% due 08/01/2031	15	15
3.250% due 08/01/2031	1	1
3.262% due 10/01/2027	46	48
3.285% due 07/01/2029	35	36
3.309% due 10/01/2024	105	108
3.325% due 05/01/2019	13	13
3.327% due 07/01/2027	69	71
3.331% due 07/01/2030	21	21
3.337% due 05/01/2032	61	62
3.415% due 08/01/2030	11	11
3.466% due 02/01/2027	42	43
3.500% due 12/15/2022 - 07/15/2032	139	142
3.594% due 08/01/2018 - 08/15/2032	1,271	1,301
3.625% due 04/01/2019	20	20
3.645% due 11/01/2034	596	615
3.831% due 10/01/2036	875	905
3.948% due 07/01/2019	86	88
4.000% due 04/01/2039 - 04/01/2040	63,802	61,823
4.225% due 05/01/2032	11	11
4.417% due 05/01/2037	3,056	3,197
4.500% due 08/15/2016 - 04/01/2040	318,582	319,216
4.500% due 01/01/2040 (g)(h)	422,320	423,627
4.575% due 06/01/2030	5	5
5.000% due 11/15/2017 - 05/01/2040	142,662	147,087
5.011% due 08/01/2035	1,258	1,320
5.125% due 09/01/2018	11	11
5.216% due 03/01/2035	316	335
5.255% due 03/01/2029	113	116
5.368% due 12/01/2035	3,648	3,790
5.500% due 05/15/2016 - 04/01/2040	156,763	165,882
6.000% due 03/01/2017 - 05/01/2040	291,870	312,776
6.250% due 12/15/2028	1,232	1,340
6.500% due 10/15/2013 (b)	4	0
6.500% due 08/01/2016 - 10/25/2043	30,413	33,080
7.000% due 10/25/2023 (b)	50	10
7.000% due 11/15/2020 - 12/01/2032	1,245	1,337
7.400% due 02/01/2021	256	255
7.500% due 11/01/2010 - 01/15/2030	353	373
7.500% due 08/15/2029 (b)	22	4
7.645% due 05/01/2025	1,221	1,345
8.000% due 11/01/2013 - 09/01/2030	67	74
8.500% due 11/15/2018 - 08/01/2027	272	305
9.000% due 12/15/2020 - 02/15/2021	277	282
9.050% due 06/15/2019	52	59
9.500% due 12/15/2020 - 06/01/2021	282	285
9.500% due 11/01/2021 (b)	25	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae
0.329% due 04/20/2036	$34,914	$34,608
0.450% due 05/16/2030 - 02/16/2032	663	662
0.550% due 12/16/2026 - 01/16/2031	1,124	1,124
0.579% due 06/20/2032	314	314
0.650% due 06/16/2031 - 03/16/2032	914	918
0.700% due 10/16/2030	36	36
0.750% due 02/16/2030 - 04/16/2032	706	707
0.800% due 12/16/2025	477	478
0.850% due 02/16/2030	82	83
0.900% due 02/16/2030	72	72
1.179% due 03/20/2031	3,308	3,321
1.229% due 02/20/2031	2,038	1,997
1.478% due 01/20/2059	1,149	1,140
1.503% due 10/20/2058	996	988
2.875% due 11/20/2031	1,512	1,534
3.000% due 10/20/2028 - 12/20/2032	3,099	3,149
3.125% due 10/20/2018 - 01/20/2030	5,711	5,811
3.500% due 12/20/2018	19	20
3.625% due 08/20/2017 - 07/20/2035	32,188	33,113
3.750% due 02/20/2032	438	452
4.000% due 11/20/2018 - 04/01/2040	107,090	104,785
4.250% due 01/20/2028 - 03/20/2030	696	722
4.375% due 04/20/2017 - 04/20/2033	24,968	25,870
4.500% due 03/20/2016 - 04/01/2040	237,072	239,732
4.875% due 04/20/2019	22	23
5.000% due 01/20/2034 - 05/01/2040	88,071	91,407
5.500% due 05/01/2040	76,000	80,085
6.000% due 04/15/2011 - 05/01/2040	206,362	220,213
6.250% due 03/16/2029	2,663	2,835
6.500% due 10/15/2023 - 05/01/2040	148,632	160,308
7.000% due 09/15/2012 - 02/16/2029	1,069	1,135
7.020% due 03/16/2041	5,914	6,590
7.270% due 12/15/2040	1,705	1,705
7.500% due 02/15/2017 - 11/15/2031	1,651	1,816
7.750% due 10/15/2025	19	22
8.000% due 08/15/2011 - 09/20/2031	4,894	5,285
8.500% due 06/15/2027 - 03/20/2031	1,106	1,286
9.000% due 04/15/2020 - 08/20/2030	84	96
9.500% due 12/15/2021	47	54

Small Business Administration
5.370% due 04/01/2028	12,042	12,900
5.490% due 05/01/2028	15,058	16,210
5.870% due 05/01/2026 - 07/01/2028	11,301	12,356
6.344% due 08/01/2011	58	61
6.640% due 02/01/2011	104	108
7.190% due 12/01/2019	194	212
7.220% due 11/01/2020	646	708
7.449% due 08/01/2010	157	159

Vendee Mortgage Trust
6.500% due 03/15/2029	1,877	2,023
6.810% due 01/15/2030	616	665

Total U.S. Government Agencies (Cost $7,727,103)		7,816,579

See Accompanying Notes	Annual Report	March 31, 2010	87

Schedule of Investments  Mortgage Portfolio   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.3%

U.S. Treasury Notes
1.000% due 07/31/2011 (f)	$8,322	$8,368
1.000% due 09/30/2011 (f)	1,487	1,493
1.125% due 06/30/2011 (f)	873	880
3.625% due 08/15/2019 (h)(i)	7,400	7,312

Total U.S. Treasury Obligations (Cost $18,084)		18,053

MORTGAGE-BACKED SECURITIES 13.3%

Adjustable Rate Mortgage Trust
5.049% due 09/25/2035	2,885	1,891

American Home Mortgage Assets
0.419% due 10/25/2046	3,260	1,728
0.519% due 08/25/2037	12,942	1,091
1.171% due 02/25/2047	10,875	5,181

American Home Mortgage Investment Trust
0.469% due 05/25/2047	3,671	866
2.229% due 02/25/2045	2,967	2,415

Banc of America Funding Corp.
0.519% due 05/20/2035	1,998	1,143
5.753% due 10/25/2036	4,495	2,745
5.837% due 01/25/2037	3,662	1,916

Banc of America Mortgage Securities, Inc.
0.679% due 01/25/2034	216	205
3.477% due 06/20/2031	391	322
3.994% due 07/25/2033	338	316
4.090% due 07/25/2034	22	20
4.149% due 06/25/2034	91	90
4.197% due 07/20/2032	71	39
5.404% due 02/25/2036	1,786	1,413
6.500% due 10/25/2031	108	106

BCAP LLC Trust
5.500% due 11/26/2035	19,000	18,734

Bear Stearns Adjustable Rate Mortgage Trust
3.048% due 11/25/2030	10	9
3.399% due 02/25/2033	19	16
3.579% due 01/25/2034	11	9
4.739% due 04/25/2034	22	21

Bear Stearns Alt-A Trust
3.478% due 05/25/2035	1,132	806
5.198% due 08/25/2036	7,800	2,319
5.590% due 11/25/2036	1,633	1,068
5.599% due 11/25/2036	1,425	943
5.646% due 11/25/2036	815	529

Bear Stearns Commercial Mortgage Securities
5.060% due 11/15/2016	8	8
5.719% due 06/11/2040	400	417
7.000% due 05/20/2030	1,793	2,003

Bear Stearns Mortgage Securities, Inc.
3.352% due 06/25/2030	24	24

Bear Stearns Structured Products, Inc.
5.624% due 12/26/2046	3,547	2,182

Bella Vista Mortgage Trust
0.479% due 05/20/2045	983	565

CC Mortgage Funding Corp.
0.409% due 05/25/2036	671	367
0.479% due 08/25/2035	1,256	782
0.830% due 01/25/2035	763	308

Chase Mortgage Finance Corp.
6.002% due 09/25/2036	281	266

Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	23	22
6.500% due 02/25/2024	396	386

Citigroup Mortgage Loan Trust, Inc.
2.990% due 12/25/2035	41	38
4.584% due 08/25/2035	2,653	1,018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	$3,721	$2,700

Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (c)	2	2

Commercial Mortgage Pass-Through Certificates
0.330% due 04/15/2017	937	909
0.730% due 02/16/2034	3,957	3,841
4.867% due 05/10/2043	21,387	22,287

Community Program Loan Trust
4.500% due 10/01/2018	448	450

Countrywide Alternative Loan Trust
0.379% due 05/20/2046	42	40
0.399% due 01/25/2037	1,200	616
0.419% due 11/25/2046	4,937	2,434
0.429% due 05/25/2036	886	453
0.429% due 07/20/2046	2,078	821
0.439% due 05/25/2035	2,626	1,520
0.439% due 03/20/2046	4,210	2,190
0.439% due 07/25/2046	4,228	2,329
0.449% due 05/25/2035	482	280
0.459% due 08/25/2046	2,717	584
0.479% due 05/25/2035	709	383
0.479% due 09/25/2046	4,050	421
0.479% due 10/25/2046	2,403	556
0.489% due 07/25/2046	2,850	100
0.499% due 05/25/2036	2,469	527
0.509% due 12/25/2035	730	475
0.509% due 09/20/2046	8,850	1,618
0.569% due 10/25/2046	2,250	156
0.579% due 06/25/2037	4,296	919
0.579% due 06/25/2047	430	108
0.599% due 11/25/2035	1,188	316
0.649% due 12/25/2035	1,733	643
6.000% due 10/25/2032	212	187
6.250% due 11/25/2036	4,917	3,200

Countrywide Home Loan Mortgage Pass-Through Trust
0.459% due 05/25/2035	2,774	1,614
0.519% due 04/25/2035	1,845	1,058
0.529% due 04/25/2046	3,644	956
0.539% due 03/25/2035	4,443	2,559
0.559% due 02/25/2035	1,386	957
0.569% due 02/25/2035	43	30
0.569% due 03/25/2036	1,619	470
0.579% due 02/25/2036	2,370	467
0.629% due 03/25/2035	1,035	188
2.375% due 07/19/2031	9	8
2.455% due 09/25/2034	987	695
3.567% due 11/19/2033	23	22
3.616% due 11/19/2033	75	63
3.968% due 08/25/2034	1,624	1,128
5.480% due 02/20/2036	1,776	1,178
5.981% due 09/25/2047	3,274	2,342

Credit Suisse First Boston Mortgage Securities Corp.
0.036% due 08/15/2038 (b)	304,723	724
3.001% due 06/25/2033	69	58
4.666% due 03/15/2036	582	601
4.823% due 06/25/2032	5	5

Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037	4,073	2,013
5.722% due 06/15/2039	3,500	3,160
5.835% due 07/26/2037	22,592	21,591

Deutsche ALT-A Securities, Inc.
0.319% due 08/25/2037	97	94

DLJ Mortgage Acceptance Corp.
4.621% due 11/25/2023	16	15

Downey Savings & Loan Association Mortgage Loan Trust
0.539% due 11/19/2037	6,250	642

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FFCA Secured Lending Corp.
8.180% due 09/18/2027	$2,000	$765
8.970% due 09/18/2027	4,000	1,899

First Nationwide Trust
6.750% due 08/21/2031	81	71

First Republic Mortgage Loan Trust
0.580% due 11/15/2031	6,039	5,159
1.187% due 11/15/2031	1,438	1,073

Greenpoint Mortgage Funding Trust
0.429% due 10/25/2046	3,550	304
0.429% due 12/25/2046	3,350	524
0.439% due 10/25/2046	2,175	2
0.449% due 06/25/2045	1,905	1,138
0.459% due 06/25/2045	6,768	4,085
0.499% due 04/25/2036	3,206	765
0.549% due 09/25/2046	2,850	80
0.569% due 10/25/2046	3,852	429

Greenpoint Mortgage Pass-Through Certificates
3.474% due 10/25/2033	214	159

GS Mortgage Securities Corp. II
6.044% due 08/15/2018	4,347	4,487

GSR Mortgage Loan Trust
0.489% due 08/25/2046	3,793	991
3.402% due 04/25/2036	716	543
3.688% due 06/25/2034	138	121

GSRPM Mortgage Loan Trust
0.629% due 11/25/2031	1,214	1,191

Harborview Mortgage Loan Trust
0.319% due 01/19/2038	300	297
0.359% due 04/19/2038	1,228	654
0.419% due 07/21/2036	4,228	2,301
0.479% due 09/19/2046	3,219	712
2.526% due 11/19/2034	174	99
4.010% due 08/19/2034	5,144	3,861
4.154% due 07/19/2035	129	103
5.826% due 08/19/2036	2,579	1,656

Homebanc Mortgage Trust
0.409% due 12/25/2036	1,027	693

Impac Secured Assets CMN Owner Trust
0.309% due 01/25/2037	2	1

Indymac ARM Trust
2.463% due 01/25/2032	13	9

Indymac INDB Mortgage Loan Trust
0.529% due 11/25/2035	399	177

Indymac Index Mortgage Loan Trust
0.429% due 11/25/2046	4,476	942
0.439% due 05/25/2046	2,809	1,511
0.469% due 07/25/2035	2,566	1,490
0.479% due 02/25/2037	2,450	337
0.529% due 06/25/2037	1,145	424
2.948% due 12/25/2034	28	20
3.025% due 01/25/2036	4	2
5.000% due 08/25/2035	3,287	2,225
5.202% due 01/25/2036	3,510	2,648

JPMorgan Chase Commercial Mortgage Securities Corp.
0.605% due 07/15/2019	167,422	143,904
4.853% due 03/15/2046	12,709	13,219
5.305% due 01/15/2049	21,000	20,895

JPMorgan Mortgage Trust
5.118% due 10/25/2035	3,600	2,237

Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (b)	37	5

LB Mortgage Trust
8.440% due 01/20/2017	1,266	1,256

LB-UBS Commercial Mortgage Trust
6.133% due 12/15/2030	470	496

88	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Luminent Mortgage Trust
0.409% due 12/25/2036	$5,638	$2,785
0.429% due 10/25/2046	4,333	2,438

MASTR Adjustable Rate Mortgages Trust
0.469% due 05/25/2037	1,698	834
0.529% due 05/25/2047	3,950	623
0.569% due 05/25/2047	3,350	540

MASTR Reperforming Loan Trust
7.000% due 08/25/2034	267	254

MASTR Seasoned Securities Trust
3.342% due 10/25/2032	1,000	908

Mellon Residential Funding Corp.
0.580% due 11/15/2031	2,519	2,375
0.670% due 12/15/2030	2,637	2,380
0.712% due 06/15/2030	349	294
1.110% due 11/15/2031	247	168

Merrill Lynch Alternative Note Asset
0.529% due 03/25/2037	2,495	1,083

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	4,100	3,872

Merrill Lynch Mortgage Investors, Inc.
0.589% due 06/25/2035	1,180	874
0.666% due 04/25/2028 (b)	1,053	8

MLCC Mortgage Investors, Inc.
2.040% due 01/25/2029	4,000	2,744
3.012% due 04/25/2035	96	86

Morgan Stanley Capital I
0.289% due 10/15/2020	5,482	5,047

Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	4,500	4,675

Morgan Stanley Mortgage Loan Trust
0.599% due 11/25/2035	3,628	1,239
0.739% due 02/25/2047	3,220	1,216
4.786% due 07/25/2035	2,881	2,004
5.701% due 02/25/2047	6,516	3,221

Mortgage Equity Conversion Asset Trust
0.740% due 02/25/2042	4,088	3,783
0.760% due 02/25/2042	31,289	29,637
0.770% due 05/25/2042	146,168	139,543
0.800% due 10/25/2041	24,696	23,576

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	6,200	4,999
6.138% due 03/25/2047	5,600	4,573
7.000% due 02/19/2030	631	613

Ocwen Residential MBS Corp.
6.882% due 06/25/2039 (a)	303	10

Opteum Mortgage Acceptance Corp.
0.489% due 07/25/2035	690	609

Prime Mortgage Trust
0.629% due 02/25/2034	225	205
5.000% due 02/25/2019	11	11

RBSSP Resecuritization Trust
0.729% due 11/26/2035	1,168	993

Residential Accredit Loans, Inc.
0.429% due 12/25/2046	3,250	672
0.439% due 04/25/2046	17,466	6,977
0.479% due 08/25/2037	4,680	2,470
0.499% due 05/25/2046	2,650	265
0.534% due 09/25/2046	5,900	923
0.629% due 03/25/2033	442	379
2.214% due 08/25/2035	920	518

Residential Asset Mortgage Products, Inc.
6.500% due 11/25/2031	278	270

Residential Asset Securitization Trust
0.629% due 05/25/2033	327	286

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Funding Mortgage Securities I
5.200% due 09/25/2035	$3,025	$2,170

Sequoia Mortgage Trust
0.579% due 10/19/2026	131	99
0.609% due 10/20/2027	2,621	2,162
0.949% due 11/22/2024	30	24
3.132% due 01/20/2047	2,644	1,968

Sovereign Commercial Mortgage Securities Trust
5.784% due 07/22/2030	5,261	5,415

Structured Adjustable Rate Mortgage Loan Trust
0.449% due 05/25/2037	13,153	7,736
0.719% due 06/25/2034	1,242	898
2.817% due 01/25/2035	3,237	2,723
2.851% due 07/25/2034	132	109
5.139% due 08/25/2035	45	33
5.347% due 11/25/2035	3,641	2,377
6.000% due 10/25/2037	4,952	2,499

Structured Asset Mortgage Investments, Inc.
0.359% due 03/25/2037	449	239
0.419% due 06/25/2036	775	415
0.459% due 05/25/2045	3,641	2,307
0.479% due 07/19/2035	8,088	6,741
0.529% due 08/25/2036	4,250	867
0.559% due 10/19/2034	370	325
0.579% due 03/19/2034	1,625	1,405
0.889% due 09/19/2032	5,186	4,354
4.084% due 05/25/2022	1,256	1,167
5.244% due 05/02/2030	193	161

Structured Asset Securities Corp.
2.595% due 01/25/2032	302	292
2.676% due 08/25/2032	561	547
2.694% due 06/25/2033	87	76
2.768% due 07/25/2032	2	2
2.920% due 02/25/2032	3	3
3.183% due 10/25/2035	599	506

TBW Mortgage-Backed Pass-Through Certificates
0.339% due 01/25/2037	216	193
5.630% due 01/25/2037	2,958	1,403
5.970% due 09/25/2036	9,435	5,014
6.014% due 07/25/2037	6,218	2,656

Wachovia Bank Commercial Mortgage Trust
0.322% due 09/15/2021	4,427	3,953
5.572% due 10/15/2048	5,150	5,072

WaMu Mortgage Pass-Through Certificates
0.449% due 07/25/2046	897	237
0.459% due 04/25/2045	207	166
0.479% due 12/25/2045	81	80
0.489% due 11/25/2045	2,740	2,107
0.539% due 01/25/2045	6,714	5,198
0.549% due 07/25/2045	211	157
0.569% due 01/25/2045	238	165
0.750% due 07/25/2044	591	237
0.869% due 12/25/2027	378	303
0.929% due 12/25/2045	1,082	138
1.281% due 07/25/2047	5,085	2,948
1.311% due 11/25/2046	938	519
1.671% due 11/25/2042	165	121
1.871% due 06/25/2042	918	715
1.871% due 08/25/2042	1,916	1,366
2.784% due 03/25/2034	46	42
2.884% due 06/25/2033	1,862	1,773
3.078% due 01/25/2047	3,241	1,920
3.328% due 05/25/2046	1,843	1,168
3.328% due 08/25/2046	700	443
5.448% due 04/25/2037	3,812	2,592
5.562% due 12/25/2036	3,443	2,485
6.033% due 10/25/2036	636	534

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.479% due 07/25/2046	2,105	529
1.441% due 05/25/2046	3,934	1,981
6.268% due 07/25/2036	4,425	2,079

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual MSC Mortgage Pass-Through Certificates
3.341% due 11/25/2030	$593	$494
6.500% due 09/25/2032	1,647	1,695

Wells Fargo Mortgage-Backed Securities Trust
0.729% due 07/25/2037	4,181	2,619
3.228% due 05/25/2035	536	464
5.424% due 08/25/2036	391	384

Total Mortgage-Backed Securities (Cost $835,296)		736,540

ASSET-BACKED SECURITIES 11.6%

Aames Mortgage Investment Trust
0.629% due 10/25/2035	1,701	1,590

ABFS Mortgage Loan Trust
6.785% due 07/15/2033	2,000	1,380

Access Group, Inc.
1.549% due 10/27/2025	16,798	17,365

Accredited Mortgage Loan Trust
0.279% due 02/25/2037	263	261

ACE Securities Corp.
0.279% due 12/25/2036	8	7
0.289% due 10/25/2036	700	437
0.319% due 06/25/2037	1,763	1,461
0.359% due 05/25/2036	1,552	1,532
0.929% due 08/25/2030	54	46

AFC Home Equity Loan Trust
0.639% due 06/25/2029	577	249
0.779% due 12/26/2029	21	19

Aircraft Certificate Owner Trust
6.455% due 09/20/2022	1,431	1,288

American Express Issuance Trust
0.430% due 09/15/2011	12,000	12,001

Amortizing Residential Collateral Trust
0.499% due 06/25/2032	49	36
0.809% due 07/25/2032	736	673
0.929% due 10/25/2031	310	254

Amresco Residential Securities Mortgage Loan Trust
0.724% due 06/25/2028	158	105
0.784% due 06/25/2027	593	540
0.859% due 09/25/2028	1,656	1,215
1.169% due 06/25/2029	204	125

Asset-Backed Funding Certificates
0.289% due 11/25/2036	25	25
1.249% due 03/25/2032	1,006	788

Asset-Backed Securities Corp. Home Equity
0.309% due 05/25/2037	28	19
0.750% due 06/15/2031	332	248

Aurum CLO 2002-1 Ltd.
0.681% due 04/15/2014	391	376

BA Credit Card Trust
0.240% due 02/15/2013	3,000	2,997
1.430% due 12/16/2013	68,476	69,155

Bayview Financial Acquisition Trust
0.579% due 05/28/2037	4,476	2,728
5.208% due 04/28/2039	367	337

Bear Stearns Asset-Backed Securities Trust
0.259% due 06/25/2036	307	302
0.299% due 10/25/2036	433	426
0.629% due 09/25/2046	3,828	2,103
0.979% due 11/25/2042	1,329	1,141
1.204% due 02/25/2034	397	347
1.429% due 10/25/2032	577	518
3.865% due 06/25/2043	79	70

Capital Auto Receivables Asset Trust
1.150% due 03/15/2011	312	313
1.680% due 10/15/2012	800	807

See Accompanying Notes	Annual Report	March 31, 2010	89

Schedule of Investments  Mortgage Portfolio   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carrington Mortgage Loan Trust
0.279% due 10/25/2036	$385	$376
0.279% due 01/25/2037	1,365	1,305

CDC Mortgage Capital Trust
1.279% due 01/25/2033	1,706	1,201

Centex Home Equity
0.529% due 01/25/2032	119	91
1.079% due 01/25/2032	1,066	461

Chase Funding Mortgage Loan Asset-Backed Certificates
0.829% due 07/25/2033	71	63
0.869% due 08/25/2032	449	406
0.889% due 11/25/2032	557	507

Chase Issuance Trust
0.270% due 04/15/2013	17,049	17,032
0.980% due 08/17/2015	21,300	21,622

CIT Group Home Equity Loan Trust
0.499% due 06/25/2033	714	577
0.519% due 03/25/2033	262	246
0.879% due 12/25/2031	1,084	549

Citigroup Mortgage Loan Trust, Inc.
0.289% due 05/25/2037	47	43
0.289% due 07/25/2045	1,076	813
5.764% due 01/25/2037	4,868	2,582

Conseco Finance
0.931% due 08/15/2033	2,896	1,758
1.731% due 05/15/2032	899	641

Conseco Financial Corp.
6.240% due 12/01/2028	3,095	2,875
7.550% due 01/15/2029	335	355
8.000% due 07/15/2018	680	676
8.050% due 10/15/2027	241	250

Countrywide Asset-Backed Certificates
0.279% due 05/25/2037	231	227
0.279% due 07/25/2037	640	616
0.279% due 08/25/2037	1,242	1,197
0.279% due 04/25/2047	507	498
0.279% due 06/25/2047	319	309
0.289% due 06/25/2047	1,325	1,268
0.309% due 06/25/2037	622	600
0.339% due 10/25/2046	597	584
0.479% due 04/25/2036	415	346
0.679% due 06/25/2033	613	519
0.699% due 11/25/2033	688	513
0.729% due 09/25/2032	2,750	2,056
1.129% due 10/25/2047	3,826	2,565

Credit Suisse First Boston Mortgage Securities Corp.
0.589% due 05/25/2044	893	771

Credit-Based Asset Servicing & Securitization LLC
0.299% due 01/25/2037	569	256
1.329% due 04/25/2032	399	312

Delta Funding Home Equity Loan Trust
1.050% due 09/15/2029	17	8

Denver Arena Trust
6.940% due 11/15/2019	6,599	5,955

EMC Mortgage Loan Trust
0.599% due 05/25/2040	875	609

Equifirst Mortgage Loan Trust
0.469% due 01/25/2034	424	369

First Plus Home Loan Trust
7.670% due 05/10/2024	399	398

Ford Credit Auto Owner Trust
1.030% due 04/15/2012	95	95
1.650% due 06/15/2012	143,681	144,633
2.100% due 11/15/2011	18,040	18,116
2.790% due 08/15/2013	150	154

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Franklin Auto Trust
1.229% due 10/20/2011	$608	$609
1.809% due 06/20/2012	5,200	5,231

GE-WMC Mortgage Securities LLC
0.269% due 08/25/2036	102	37

GMAC Mortgage Corp. Loan Trust
0.469% due 01/25/2029	1,073	560

GSAMP Trust
0.379% due 10/25/2036	10,000	354
0.629% due 02/25/2033	651	404

HSI Asset Securitization Corp. Trust
0.289% due 05/25/2037	427	393

IMC Home Equity Loan Trust
6.880% due 11/20/2028	56	55
7.520% due 08/20/2028	82	83

Indymac Residential Asset-Backed Trust
0.309% due 07/25/2037	15	15
0.359% due 04/25/2047	20	19

Irwin Home Equity Corp.
1.579% due 02/25/2029	1,135	662

JPMorgan Mortgage Acquisition Corp.
0.279% due 07/25/2036	96	95
0.289% due 03/25/2047	38	26
0.309% due 08/25/2036	97	32

Lehman ABS Mortgage Loan Trust
0.319% due 06/25/2037	35	15

Lehman XS Trust
0.459% due 06/25/2046	3,392	574
0.479% due 08/25/2046	2,167	2
0.549% due 11/25/2046	2,050	443

Long Beach Mortgage Loan Trust
0.289% due 12/25/2036	1,620	1,597
1.654% due 03/25/2032	2,236	1,151

MASTR Asset-Backed Securities Trust
0.289% due 11/25/2036	401	399
0.329% due 03/25/2036	545	542
0.359% due 01/25/2036	1,239	1,189

Merrill Lynch First Franklin Mortgage Loan Trust
0.289% due 07/25/2037	23	22

Merrill Lynch Mortgage Investors, Inc.
0.289% due 10/25/2037	1,768	492
0.299% due 07/25/2037	343	329
0.309% due 09/25/2037	310	87

Mesa Trust Asset-Backed Certificates
0.629% due 12/25/2031	1,062	876

Mid-State Trust
7.340% due 07/01/2035	861	855
7.400% due 07/01/2035	37	35
7.790% due 07/01/2035	49	46
7.791% due 03/15/2038	1,878	1,689

Morgan Stanley ABS Capital I
0.329% due 10/25/2036	5,000	3,900
1.029% due 07/25/2037	1,316	1,199

Morgan Stanley Home Equity Loan Trust
0.279% due 12/25/2036	1,313	1,272

Morgan Stanley Mortgage Loan Trust
0.589% due 04/25/2037	626	243
5.726% due 10/25/2036	5,190	2,853
5.750% due 04/25/2037	4,245	3,231
6.000% due 07/25/2047	4,705	3,405

Nationstar Home Equity Loan Trust
0.289% due 06/25/2037	267	259
0.349% due 04/25/2037	8	8

Option One Mortgage Loan Trust
0.829% due 01/25/2032	218	178

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Park Place Securities, Inc.
0.729% due 07/25/2035	$5,000	$2,967

Popular ABS Mortgage Pass-Through Trust
0.319% due 01/25/2037	235	224

Renaissance Home Equity Loan Trust
0.589% due 11/25/2034	322	259
0.729% due 12/25/2033	4,831	3,873
1.429% due 08/25/2032	2,214	1,479

Residential Asset Mortgage Products, Inc.
0.299% due 02/25/2037	870	853

Residential Asset Securities Corp.
0.299% due 02/25/2037	1,699	1,632
0.729% due 07/25/2032	1,299	652
0.809% due 06/25/2033	172	86
0.829% due 06/25/2032	115	53

Residential Funding Mortgage Securities II, Inc.
8.350% due 12/25/2024	452	420
8.850% due 03/25/2025	98	96

Residential Mortgage Loan Trust
1.750% due 09/25/2029	166	155

SACO I, Inc.
0.489% due 06/25/2036	1,094	375

Salomon Brothers Mortgage Securities VII, Inc.
1.129% due 01/25/2032	382	225
1.204% due 10/25/2028	494	434
6.930% due 08/25/2028	568	505

Saxon Asset Securities Trust
0.569% due 12/26/2034	1,041	877
0.749% due 08/25/2032	4	4

SBI HELOC Trust
0.399% due 08/25/2036	257	246

Securitized Asset-Backed Receivables LLC Trust
0.269% due 01/25/2037	377	359
0.289% due 12/25/2036	3,557	1,354
0.359% due 05/25/2037	1,071	746

SLM Student Loan Trust
0.239% due 10/27/2014	1,141	1,141
0.279% due 10/25/2019	1,745	1,740
0.329% due 07/25/2019	800	795
0.329% due 04/27/2020	4,325	4,278
0.339% due 07/25/2019	5,000	4,930
0.359% due 04/25/2017	236	235
0.419% due 07/25/2023	3,000	2,923
0.479% due 07/27/2015	386	386
0.649% due 10/27/2014	14,332	14,349
0.699% due 01/25/2017	1,100	1,102
0.999% due 01/25/2019	2,200	2,229
1.349% due 10/25/2016	1,960	1,993
1.749% due 04/25/2023	181,963	188,404

Soundview Home Equity Loan Trust
0.289% due 11/25/2036	132	79

Specialty Underwriting & Residential Finance
0.909% due 01/25/2034	289	211

Structured Asset Securities Corp.
0.279% due 10/25/2036	1,641	1,625
0.519% due 01/25/2033	19	17
0.629% due 05/25/2034	1,235	1,036
1.279% due 01/25/2033	894	341

Trapeza CDO I LLC
1.174% due 11/16/2034	1,000	248

Truman Capital Mortgage Loan Trust
0.569% due 01/25/2034	30	29

UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	2,724

UPS Capital Business Credit
0.810% due 04/15/2026	125	28

90	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vanderbilt Mortgage Finance
7.905% due 02/07/2026	$53	$54

WMC Mortgage Loan Pass-Through Certificates
1.130% due 10/15/2029	10	10

Total Asset-Backed Securities (Cost $669,007)		644,934

SHORT-TERM INSTRUMENTS 3.2%

REPURCHASE AGREEMENTS 0.0%

Morgan Stanley
0.030% due 04/01/2010	400	400
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2014 valued at $412. Repurchase proceeds are $400.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 04/01/2010	$1,364	$1,364
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $1,395. Repurchase proceeds are $1,364.)

		1,764

U.S. TREASURY BILLS 1.7%
0.202% due 08/26/2010 - 09/02/2010 (d)(f)(i)	91,846	91,773

	SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 1.5%
	8,568,249	$85,794

Total Short-Term Instruments (Cost $179,328)		179,331

Total Investments 169.2% (Cost $9,431,863)		$9,397,849

Written Options (k) (0.0%) (Premiums $11,636)		(203)

Other Assets and Liabilities (Net) (69.2%)		(3,842,904)

Net Assets 100.0%		$5,554,742

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	Coupon represents a weighted average rate.
(e)	Affiliated to the Portfolio.
(f)	Securities with an aggregate market value of $103,866 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(g)	Securities with an aggregate market value of $4,997 and cash of $24,550 have been pledged as collateral for delayed-delivery mortgage-backed securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2010.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2010, was $3,142,011 at a weighted average interest rate of 0.398%. On March 31, 2010, securities valued at $78,027 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $1,437 and cash of $2 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note June Futures	Long	06/2010	1,279	$165

(j)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 1.550% due 03/25/2035	UBS	(1.250%	)	03/25/2035	$1,751	$1,724	$0	$1,724
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018	5,000	1,944	0	1,944
BFC Genesee CDO Ltd. 3-Month USD-LIBOR plus 1.650% due 01/10/2041	JPM	(1.450%	)	01/10/2041	2,460	2,406	0	2,406
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CITI	(2.150%	)	10/20/2020	5,000	1,942	0	1,942
CS First Boston Mortgage Securities Corp. 5.300% due 07/15/2037	UBS	(1.080%	)	07/15/2037	10,000	8,129	0	8,129
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 1.350% due 10/25/2035	JPM	(1.500%	)	10/25/2035	3,000	2,812	0	2,812
First Franklin Mortgage Loan Asset-Backed Certificates 1-Month USD-LIBOR plus 1.950% due 06/25/2034	MLP	(1.900%	)	06/25/2034	1,438	1,190	0	1,190
Lancer Funding Ltd. 3-Month USD-LIBOR plus 3.250% due 04/06/2046	JPM	(2.900%	)	04/06/2046	7,053	6,427	0	6,427
LB-UBS Commercial Mortgage Trust 5.587% due 09/15/2040	JPM	(1.170%	)	09/15/2040	4,000	3,234	0	3,234
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BCLY	(1.190%	)	02/25/2034	767	460	0	460
Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	JPM	(1.150%	)	11/12/2037	4,000	3,025	0	3,025
Merrill Lynch Mortgage Trust 5.523% due 06/12/2043	UBS	(1.080%	)	06/12/2043	10,000	7,905	0	7,905
Morgan Stanley ABS Capital I 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MSC	(1.390%	)	12/27/2033	771	480	0	480
Novastar Home Equity Loan 1-Month USD-LIBOR plus 3.500% due 09/25/2034	GSC	(2.200%	)	09/25/2034	3,358	3,170	0	3,170
Octagon Investment Partners X Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	JPM	(1.850%	)	10/18/2020	1,000	269	0	269
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WAC	(1.950%	)	04/15/2020	2,000	701	0	701
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BCLY	(1.240%	)	02/25/2035	730	496	0	496
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	1,500	517	0	517

						$46,831	$0	$46,831

See Accompanying Notes	Annual Report	March 31, 2010	91

Schedule of Investments  Mortgage Portfolio   (Cont.)

Credit Default Swaps on Asset Backed Securities - Sell Protection (2)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GSC	0.700%	07/25/2034	$4,104	$(1,317)	$(1,026)	$(291)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.610% due 01/25/2035	GSC	0.610%	01/25/2035	5,152	(4,354)	(3,504)	(850)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GSC	0.640%	09/25/2034	7,500	(3,588)	(2,550)	(1,038)
Argent Securities, Inc. 1-Month USD-LIBOR plus 0.490% due 10/25/2035	GSC	0.490%	10/25/2035	7,500	(4,099)	(2,850)	(1,249)
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 0.630% due 09/25/2034	GSC	0.630%	09/25/2034	7,500	(3,344)	(2,325)	(1,019)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GSC	0.800%	08/25/2034	6,500	(2,987)	(2,145)	(842)
Carrington Mortgage Loan Trust 1-Month USD-LIBOR plus 0.480% due 10/25/2035	GSC	0.480%	10/25/2035	6,500	(2,576)	(1,950)	(626)
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GSC	0.650%	06/25/2035	8,000	(4,588)	(2,400)	(2,188)
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GSC	0.460%	07/25/2035	7,000	(3,229)	(2,450)	(779)
GSAMP Trust 1-Month USD-LIBOR plus 0.490% due 09/25/2035	GSC	0.490%	09/25/2035	9,000	(4,028)	(3,150)	(878)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GSC	0.700%	10/25/2034	7,500	(4,517)	(2,400)	(2,117)
MASTR Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.500% due 12/25/2034	GSC	0.500%	12/25/2034	7,500	(2,257)	(2,100)	(157)
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 0.450% due 06/25/2035	GSC	0.450%	06/25/2035	7,500	(3,289)	(2,550)	(739)
Option One Mortgage Loan Trust 1-Month USD-LIBOR plus 0.520% due 02/25/2035	GSC	0.520%	02/25/2035	5,000	(2,364)	(2,250)	(114)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	GSC	0.650%	10/25/2034	7,500	(3,287)	(2,250)	(1,037)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GSC	0.700%	10/25/2034	7,500	(3,603)	(2,625)	(978)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GSC	0.740%	12/25/2034	5,000	(2,246)	(1,600)	(646)
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GSC	0.620%	11/25/2034	6,695	(2,625)	(1,874)	(751)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.500% due 09/25/2036	GSC	0.500%	09/25/2036	7,500	(5,982)	(3,375)	(2,607)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.800% due 10/25/2035	GSC	0.800%	10/25/2035	4,422	(2,395)	(1,990)	(405)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.440% due 04/25/2035	GSC	0.440%	04/25/2035	5,000	(3,018)	(2,750)	(268)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.480% due 09/25/2035	GSC	0.480%	09/25/2035	13,000	(7,307)	(7,150)	(157)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.510% due 08/25/2035	GSC	0.510%	08/25/2035	9,000	(7,625)	(6,750)	(875)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.650% due 09/25/2034	GSC	0.650%	09/25/2034	5,048	(2,739)	(2,020)	(719)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.850% due 12/25/2034	GSC	1.275%	12/25/2034	5,404	(3,776)	(1,891)	(1,884)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GSC	1.425%	04/25/2034	639	(338)	(255)	(83)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GSC	1.300%	11/25/2034	2,658	(2,623)	(2,499)	(125)
Wells Fargo Home Equity Trust 1-Month USD-LIBOR plus 0.630% due 04/25/2034	GSC	0.630%	04/25/2034	2,228	(1,068)	(780)	(288)

					$(95,169)	$(71,459)	$(23,710)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CMBX.NA AAA 4 Index	BOA	(0.350%	)	02/17/2051	$44,600	$6,579	$8,024	$(1,445)
CMBX.NA AAA 4 Index	CITI	(0.350%	)	02/17/2051	8,050	1,187	1,464	(277)
CMBX.NA AAA 4 Index	DUB	(0.350%	)	02/17/2051	9,000	1,328	1,575	(247)
CMBX.NA AAA 4 Index	GSC	(0.350%	)	02/17/2051	9,500	1,402	1,734	(332)
CMBX.NA AAA 4 Index	JPM	(0.350%	)	02/17/2051	48,000	7,080	10,680	(3,600)
CMBX.NA AAA 4 Index	MSC	(0.350%	)	02/17/2051	14,000	2,065	2,450	(385)
CMBX.NA AAA 4 Index	RBS	(0.350%	)	02/17/2051	4,000	590	628	(38)
CMBX.NA AAA 5 Index	GSC	(0.350%	)	02/15/2051	19,500	2,700	3,656	(956)

						$22,931	$30,211	$(7,280)

92	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE A 06-1 Index	BCLY	0.540%	07/25/2045	$8,450	$(7,305)	$(232)	$(7,073)
ABX.HE A 06-2 Index	CSFB	0.440%	05/25/2046	11,534	(10,930)	(6,402)	(4,528)
ABX.HE A 06-2 Index	UBS	0.440%	05/25/2046	923	(869)	(475)	(394)
CMBX.NA BBB- 1 Index	DUB	1.340%	10/12/2052	8,000	(6,022)	80	(6,102)

					$(25,126)	$(7,029)	$(18,097)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Written options outstanding on March 31, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$500,000	$2,052	$6
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	500,000	6,500	163
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	126,000	1,359	12
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	10,300	103	2
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	110,000	1,218	10
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	40,200	404	10

							$11,636	$203

Transactions in written call and put options for the period ended March 31, 2010:

	Notional Amount	Premium
Balance at 03/31/2009	$0	$0
Sales	2,704,300	19,282
Closing Buys	(1,417,800)	(7,646)
Expirations	0	0
Exercised	0	0

Balance at 03/31/2010	$1,286,500	$11,636

(l)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	05/01/2040	$68,000	$67,843	$67,894
Fannie Mae	4.500%	06/01/2040	58,000	57,779	57,692
Fannie Mae	5.000%	04/01/2025	70,000	73,834	73,773
Fannie Mae	5.000%	05/01/2040	152,000	156,584	156,133
Fannie Mae	5.500%	04/01/2040	375,000	394,030	395,918
Fannie Mae	5.500%	05/01/2040	290,000	303,797	304,410
Fannie Mae	5.500%	06/01/2040	182,000	191,586	190,872
Fannie Mae	6.000%	04/01/2025	75,000	80,191	80,801
Fannie Mae	6.000%	04/01/2040	363,500	386,419	386,049
Fannie Mae	6.000%	05/01/2040	400,000	425,456	426,688
Fannie Mae	6.000%	06/01/2040	275,000	293,391	292,574
Fannie Mae	6.500%	04/01/2040	150,000	161,011	162,539
Freddie Mac	5.500%	04/01/2040	54,700	57,822	57,751
Freddie Mac	6.000%	04/01/2040	106,000	112,907	113,900
Ginnie Mae	6.000%	04/01/2040	11,000	11,693	11,748
Ginnie Mae	6.000%	05/01/2040	45,000	47,812	47,946
Ginnie Mae	6.500%	04/01/2040	24,000	25,868	25,856
Ginnie Mae	6.500%	05/01/2040	110,000	117,545	118,216

				$2,965,568	$2,970,760

See Accompanying Notes	Annual Report	March 31, 2010	93

Schedule of Investments  Mortgage Portfolio   (Cont.)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
U.S. Government Agencies	$0	$7,805,450	$11,129	$7,816,579
Mortgage-Backed Securities	0	520,012	216,528	736,540
Asset-Backed Securities	0	644,282	652	644,934
Other Investments +++	85,794	114,002	0	199,796

Investments, at value	$85,794	$9,083,746	$228,309	$9,397,849
Short Sales, at value	$0	$(2,970,760)	$0	$(2,970,760)
Financial Derivative Instruments ++++	$165	$(11,529)	$9,070	$(2,294)

Totals	$85,959	$6,101,457	$237,379	$6,424,795

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
U.S. Government Agencies	$11,988	$(1,035)	$(6)	$9	$173	$0	$11,129	$180
Mortgage-Backed Securities	2,624	209,534	155	188	5,194	(1,167)	216,528	4,872
Asset-Backed Securities	3,313	(3,303)	134	(165)	535	138	652	92
Other Investments +++	2,482	(2,781)	4	24	271	0	0	0

Investments, at value	$20,407	$202,415	$287	$56	$6,173	$(1,029)	$228,309	$5,144
Financial Derivative Instruments ++++	$50,902	$0	$0	$0	$(14,650)	$(27,182)	$9,070	$(3,344)

Totals	$71,309	$202,415	$287	$56	$(8,477)	$(28,211)	$237,379	$1,800

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(n)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$400	$0	$0	$0	$0	$400
Unrealized appreciation on swap agreements	0	0	46,831	0	0	46,831

	$400	$0	$46,831	$0	$0	$47,231

Liabilities:
Written options outstanding	$203	$0	$0	$0	$0	$203
Unrealized depreciation on swap agreements	0	0	49,087	0	0	49,087

	$203	$0	$49,087	$0	$0	$49,290

94	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(29)	$0	$0	$0	$0	$(29)
Net realized (loss) on futures contracts, written options and swaps	(44,850)	0	(38,845)	0	0	(83,695)

	$(44,879)	$0	$(38,845)	$0	$0	$(83,724)

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$138,039	$0	$20,989	$0	$0	$159,028

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $165 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2010	95

Schedule of Investments  Municipal Sector Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 107.1%

ALABAMA 0.1%

Birmingham, Alabama Special Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$539

ALASKA 0.3%

Matanuska-Susitna, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,250

ARIZONA 2.8%

Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	1,000	1,000

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2008
5.000% due 01/01/2038	10,000	10,396

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2009
5.000% due 01/01/2039	10,000	10,431

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.750% due 09/01/2029	1,000	1,007

		22,834

ARKANSAS 0.5%

North Little Rock, Arkansas Health Facilities Board Revenue Bonds, Series 1996
5.750% due 12/01/2021	1,000	1,079

University of Arkansas Revenue Bonds, Series 2009
4.625% due 11/01/2039	3,000	3,062

		4,141

CALIFORNIA 22.0%

Alhambra, California Unified School District General Obligation Bonds, (AGC Insured), Series 2009
5.500% due 08/01/2033	5,000	5,109

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	984
0.000% due 09/01/2035	5,000	951

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,500	2,520

California State Bay Area Toll Authority Revenue Bonds, Series 2008
5.000% due 04/01/2034	5,000	5,136

California State Desert Community College District General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 08/01/2037	2,000	2,008

California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037	500	494

California State Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 10/01/2039	10,000	10,421

California State Enterprise Development Authority Revenue Bonds, Series 2010
4.750% due 09/01/2033	2,000	1,892

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, (NPFGC-IBC Insured), Series 2007
5.000% due 06/01/2037	$2,030	$1,881

California State General Obligation Bonds, Series 2005
5.050% due 12/01/2036	4,970	4,198

California State General Obligation Bonds, Series 2007
4.875% due 12/01/2033	250	226

California State Health Facilities Financing Authority Revenue Bonds, (NPFGC-IBC Insured), Series 2007
5.000% due 11/15/2042	13,000	11,798

California State Imperial Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	1,000	255

California State Los Angeles Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	500	512

California State Los Angeles Community College District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,246
5.000% due 08/01/2032	7,200	7,305

California State Palomar Pomerado Health General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2019	6,435	4,028

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	2,300	2,338

Clovis, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
0.000% due 08/01/2026	1,035	406

Dublin, California Unified School District General Obligation Bonds, Series 2009
0.000% due 08/01/2024	410	180

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	4,600	2,936
5.750% due 06/01/2047	1,720	1,216

Grossmont, California Union High School District General Obligation Bonds, (FSA Insured), Series 2009
5.250% due 08/01/2033	6,950	7,182

Hawthorne, California School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2020	315	175

Hawthorne, California School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2019	300	180

Huntington Beach, California Union High School District General Obligation Bonds, (FSA-CR/NPFGC Insured), Series 2005
0.000% due 08/01/2030	5,000	1,452

Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,015

Los Angeles, California Community College District General Obligation Bonds, Series 2008
5.000% due 08/01/2033	17,000	17,230

Los Angeles, California Department of Airports Revenue Bonds, Series 2010
4.000% due 05/15/2020 (a)	75	77
4.500% due 05/15/2022 (a)	250	261

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2039	$3,900	$3,995

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
5.000% due 07/01/2026	2,350	2,538

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2021	5,000	5,292

Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	4,700	4,654
4.500% due 01/01/2028	3,300	3,117

Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,260

Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,260

Norco, California Redevelopment Agency Tax Allocation Bonds, (Radian Insured), Series 2004
5.000% due 03/01/2032	1,000	801

Poway, California Unified School District General Obligation Bonds, Series 2009
0.000% due 08/01/2021	2,500	1,359
0.000% due 08/01/2027	2,500	907

Salinas, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
0.000% due 10/01/2027	1,000	341

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	3,000	3,065

San Bernardino, California Community College District General Obligation Bonds, Series 2008
5.500% due 08/01/2019	300	341

San Diego, California Unified School District General Obligation Bonds, (FSA Insured), Series 2005
4.750% due 07/01/2027	4,000	4,066

San Francisco, California City & County Public Utilities Commission Revenue Bonds, (FSA Insured), Series 2006
4.750% due 11/01/2036	5,635	5,543

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	271

Santa Margarita-Dana, California Point Authority Revenue Bonds, Series 2009
5.125% due 08/01/2038	5,000	5,148

Santa Monica-Malibu, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 08/01/2022	5,000	2,581

Southern California State Metropolitan Water District Revenue Bonds, (NPFGC-FGIC Insured), Series 2003
5.000% due 10/01/2036	500	510

Southern California State Metropolitan Water District Revenue Bonds, Series 2009
5.000% due 01/01/2039	15,350	16,011

Southern California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	9,500	6,146

96	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	$100	$70

Torrance, California Unified School District General Obligation Bonds, Series 2009
5.375% due 08/01/2021	1,500	1,679

University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 05/15/2031	1,000	1,002

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2038	4,000	4,123

University of California Revenue Bonds, Series 2009
5.250% due 05/15/2039	4,000	4,253

West Contra Costa, California Unified School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2022	5,000	2,446

Whittier, California Union High School District General Obligation Bonds, Series 2009
0.000% due 08/01/2025	3,000	1,209

		182,600

COLORADO 3.7%

Arapahoe County, Colorado School District No. 5 Cherry Creek General Obligation Bonds, Series 2009
5.000% due 12/15/2028	10,210	11,031

Boulder, Larimer & Weld Counties, Colorado St. Vrain Valley School District General Obligation Bonds, Series 2009
5.000% due 12/15/2033	3,100	3,235

Colorado State Certificates of Participation Bonds, (NPFGC Insured), Series 2005
5.000% due 11/01/2030	7,750	7,813

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2003
5.500% due 05/15/2030	3,000	3,147

Colorado State Regional Transportation District Revenue Bonds, (AMBAC Insured), Series 2006
4.500% due 11/01/2032	1,585	1,589

Colorado State Water Resources & Power Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.250% due 12/01/2038	500	521

Gunnison, Colorado Watershed School District No. Re1J General Obligation Bonds, Series 2009
5.250% due 12/01/2033	1,500	1,613

University of Colorado Revenue Bonds, Series 2009
5.375% due 06/01/2038	1,500	1,593

		30,542

DISTRICT OF COLUMBIA 1.9%

District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	10,985

District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039	4,500	4,831

		15,816

FLORIDA 2.8%

Broward County, Florida Revenue Bonds, Series 2009
5.375% due 10/01/2029	1,150	1,190

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	5,910	5,994
5.000% due 06/01/2035	1,655	1,713

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Florida State Board of Education General Obligation Bonds, Series 2009
5.000% due 06/01/2034	$5,000	$5,193

Florida State JEA Water & Sewer System Revenue Bonds, Series 2009
5.500% due 10/01/2039	5,000	5,106

Miami-Dade County, Florida Revenue Bonds, (AGC Insured), Series 2008
5.250% due 10/01/2033	1,000	1,001

Sarasota County, Florida Public Hospital Board Revenue Bonds, (NPFGC Insured), Series 1997
4.691% due 10/01/2021	3,500	3,016

		23,213

GEORGIA 0.5%

Macon-Bibb County, Georgia Hospital Authority Revenue Bonds, Series 2009
5.000% due 08/01/2032	4,000	4,000

HAWAII 0.6%

Hawaii State Revenue Bonds, Series 2010
5.000% due 07/01/2034 (a)	2,900	2,884

University of Hawaii Revenue Bonds, Series 2009
5.250% due 10/01/2034	2,000	2,108

		4,992

IDAHO 0.1%

University of Idaho Revenue Bonds, Series 2010
5.000% due 04/01/2032	400	411

ILLINOIS 9.2%

Boone, McHenry & Dekalb Counties, Illinois Community Unit School Dist No. 100 General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 12/01/2019	5,195	3,330
0.000% due 12/01/2020	6,550	3,981

Chicago, Illinois Airport Revenue Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,198

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	769

Chicago, Illinois General Obligation Bonds, (NPFGC Insured), Series 2001
0.000% due 01/01/2023 (b)	1,555	1,646

Chicago, Illinois General Obligation Bonds, Series 2009
5.000% due 01/01/2034	19,210	19,317

Chicago, Illinois Revenue Bonds, (FHA/GNMA Insured), Series 2007
4.625% due 09/20/2037	1,725	1,542

Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
4.750% due 12/01/2028	10,000	10,336

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	765	782

Illinois State Educational Facilities Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,118

Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037	10,000	11,043
5.750% due 07/01/2033	300	326

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	$1,500	$1,535

Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	9,481

Peoria, Illinois Public Building Commission Revenue Bonds, (AGC Insured), Series 2009
0.000% due 12/01/2019	4,000	2,492
0.000% due 12/01/2020	3,000	1,731

		76,627

KANSAS 0.7%

Kansas State Development Finance Authority Revenue Bonds, Series 2009
4.750% due 06/15/2041	3,600	3,525

Wichita, Kansas Revenue Bonds, Series 2009
4.750% due 11/15/2024	2,000	1,981

		5,506

KENTUCKY 0.4%

Paducah, Kentucky Revenue Bonds, (AGC Insured), Series 2009
5.250% due 10/01/2035	3,000	3,165

LOUISIANA 1.7%

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	14,660	13,667

MARYLAND 0.5%

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,593

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,278

		3,871

MASSACHUSETTS 6.4%

Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
3.506% due 11/01/2019	2,000	1,747

Massachusetts State Revenue Bonds, (FSA Insured), Series 2005
2.804% due 06/01/2020	11,820	10,640
2.904% due 06/01/2022	10,775	9,489

Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2006
2.828% due 08/01/2023	30,705	26,165

Massachusetts State Water Resources Authority Revenue Bonds, Series 2009
5.000% due 08/01/2039	5,000	5,188

		53,229

MICHIGAN 1.6%

Detroit, Michigan Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2034	5,125	4,814

Michigan State Higher Education Student Loan Authority Revenue Bonds, (AMBAC Insured), Series 2005
4.875% due 03/01/2030	7,270	6,665

See Accompanying Notes	Annual Report	March 31, 2010	97

Schedule of Investments  Municipal Sector Portfolio   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	$2,000	$1,973

		13,452

MINNESOTA 0.8%

Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2010
5.250% due 08/15/2035	1,000	1,002

Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038 (a)	5,000	5,099

St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	850	847

		6,948

MISSOURI 0.7%

Missouri State Heath & Educational Facilities Authority Revenue Bonds, Series 2008
5.375% due 03/15/2039	5,180	5,635

Missouri State Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
4.750% due 09/01/2032	285	264

		5,899

NEBRASKA 1.3%

Nebraska State Municipal Energy Agency Revenue Bonds, (BHAC Insured), Series 2009
5.375% due 04/01/2039	10,000	10,794

NEVADA 3.3%

Clark County, Nevada General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 06/01/2030	5,000	4,981

Clark County, Nevada General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
4.750% due 11/01/2035	15,230	15,207

Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2027	6,995	7,289

		27,477

NEW HAMPSHIRE 0.2%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
0.270% due 06/01/2031	1,830	1,830

NEW JERSEY 1.8%

New Jersey State Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	5,500	5,962

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,480	1,974

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	100	80
5.000% due 06/01/2041	6,700	4,330

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,500	2,616

		14,962

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 11.3%

Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	$4,000	$4,045

Liberty, New York Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,000	1,024

Long Island, New York Power Authority Revenue Bonds, Series 2009
5.750% due 04/01/2039	2,200	2,383

Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
3.486% due 09/01/2015	20,000	19,131

New York City, New York General Obligation Bonds, (FSA Insured), Series 2005
1.736% due 08/01/2016	1,700	1,577

New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034	1,700	1,743

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035	4,000	4,039

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2039	2,500	2,601
5.000% due 06/15/2040	2,000	2,058
5.250% due 06/15/2040	5,000	5,334

New York City, New York Municipal Water Financial Authority Revenue Bonds, Series 2004
5.000% due 06/15/2039	500	517

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2009
5.250% due 01/15/2030	10,000	10,583
5.375% due 01/15/2034	1,905	2,018

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 07/01/2035	1,830	1,916

New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2038	4,500	4,700

New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	2,000	2,080

New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	1,660	1,767

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
15.957% due 06/15/2026	2,340	3,363

New York State Port Authority of New York & New Jersey Revenue Bonds, (NPFGC Insured), Series 2004
5.125% due 05/01/2034	2,500	2,457

New York State Port Authority of New York & New Jersey Revenue Bonds, (NPFGC-FGIC Insured), Series 2001
5.000% due 08/01/2036	7,310	7,312

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.000% due 07/15/2038	2,500	2,612
5.250% due 09/15/2023	1,000	1,029
5.750% due 11/01/2030	2,300	2,478

New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2029	1,500	1,522

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Urban Development Corp. Revenue Bonds, Series 2009
5.250% due 03/15/2038	$5,000	$5,330

		93,619

NORTH CAROLINA 0.8%

Charlotte, North Carolina Certificates of Participation Bonds, Series 2009
5.000% due 06/01/2034	5,000	5,305

North Carolina State Medical Care Commission Revenue Bonds, Series 2010
5.000% due 06/01/2034	1,500	1,505

		6,810

NORTH DAKOTA 0.1%

Cass County, North Dakota Revenue Bonds, (AGC Insured), Series 2008
5.125% due 02/15/2037	1,000	990

OHIO 1.1%

Ohio State Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	1,000	1,079

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	200	155
5.875% due 06/01/2030	500	422
5.875% due 06/01/2047	5,700	4,151
6.000% due 06/01/2042	4,900	3,637

		9,444

OREGON 2.3%

Clackamas County, Oregon School District No. 12 General Obligation Bonds, (FSA Insured), Series 2007
0.000% due 06/15/2019 (b)	1,000	1,007
0.000% due 06/15/2020 (b)	4,140	4,230
0.000% due 06/15/2021 (b)	3,665	3,718

Oregon State Department of Administrative Services Revenue Bonds, Series 2009
5.000% due 04/01/2028	8,750	9,405

Oregon State Facilities Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	1,000	997

		19,357

PENNSYLVANIA 1.0%

Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2009
5.500% due 11/01/2031	2,000	2,106

Bucks County, Pennsylvania Centennial School District General Obligation Bonds, (FSA Insured), Series 2009
5.125% due 12/15/2032	3,250	3,399

Pennsylvania State Turnpike Commission Revenue Bonds, (AGC Insured), Series 2009
5.000% due 06/01/2039	3,000	3,009

		8,514

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	800	46

98	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RHODE ISLAND 0.2%

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	$1,425	$1,292

SOUTH CAROLINA 2.0%

South Carolina State Public Service Authority Revenue Bonds, Series 2008
5.500% due 01/01/2038	8,530	9,198

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	6,000	7,507

		16,705

TENNESSEE 1.4%

Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	2,900	2,931

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2024	3,500	3,424
5.000% due 02/01/2025	3,000	2,929
5.000% due 02/01/2027	2,000	1,921

		11,205

TEXAS 19.7%

Austin, Texas Water & Wastewater Utilities Revenue Bonds, (XLCA Insured), Series 2007
5.000% due 11/15/2032	4,500	4,667

Carrollton-Farmers Branch, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
4.750% due 02/15/2032	5,000	5,132

Comal, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
5.000% due 02/01/2036	2,200	2,268

Conroe, Texas Independent School District General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,468

Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
4.750% due 08/15/2032	2,000	2,049

Denton, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	2,762

El Paso, Texas General Obligation Bonds, Series 2009
5.000% due 08/15/2025	1,530	1,632
5.500% due 08/15/2034	2,000	2,158

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	9,155	2,754

Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2034	20,000	6,006

Harris County, Texas Revenue Bonds, Series 2009
5.000% due 08/15/2038	10,000	10,301

Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	410	416

Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
4.750% due 02/15/2026	835	835

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Houston, Texas Revenue Bonds, (AGC Insured), Series 2009
5.125% due 11/15/2032	$5,595	$5,970
5.250% due 11/15/2033	5,000	5,331

Lancaster, Texas Independent School District General Obligation Bonds, (FSA Insured), Series 2006
0.000% due 02/15/2024	2,250	1,019

North Central Texas State Health Facility Development Corp. Revenue Bonds, Series 2009
5.750% due 08/15/2039	2,500	2,639

North Texas State Tollway Authority Revenue Bonds, Series 2008
5.750% due 01/01/2033	1,250	1,291

Round Rock, Texas Independent School District General Obligation Bonds, Series 2009
5.250% due 08/01/2034	10,000	10,701

San Antonio, Texas Revenue Bonds, (NPFGC-FGIC Insured), Series 2007
4.500% due 05/15/2032	400	401

San Antonio, Texas Utilities Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 02/01/2030	7,070	7,212

San Antonio, Texas Water Revenue Bonds, (NPFGC Insured), Series 2005
4.750% due 05/15/2038	25,000	25,111

San Antonio, Texas Water System Revenue Bonds, Series 2009
5.250% due 05/15/2034	13,790	14,713

Spring, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2009
5.000% due 08/15/2034	9,500	9,983

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	4,500	4,560

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	8,617

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
8.303% due 02/15/2031	300	356

Texas State McLennan County Junior College District General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 08/15/2032	810	837

Texas State Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,525	1,652

Texas State SA Energy Acquisition Public Facility Corp. Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,079

Texas State Tarrant Regional Water District Revenue Bonds, (NPFGC-FGIC Insured), Series 2006
4.750% due 03/01/2029	5,000	5,098

Tyler, Texas Independent School District General Obligation Bonds, Series 2009
5.000% due 02/15/2034	3,000	3,134

University of Texas Revenue Bonds, Series 2006
4.750% due 08/15/2028	6,020	6,325

		163,477

VIRGINIA 0.5%

Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,054

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Virginia State Small Business Financing Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	$2,000	$2,020

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.500% due 06/01/2026	700	772

		3,846

WASHINGTON 2.1%

King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	1,320	1,352

King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2028	2,500	2,642

Washington State Central Puget Sound Regional Transportation Authority Revenue Bonds, Series 2007
5.000% due 11/01/2036	680	703

Washington State Certificates of Participation Bonds, Series 2009
5.400% due 01/01/2028	2,295	2,434
5.500% due 01/01/2029	2,280	2,423

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2026	10,480	4,898

Washington State Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	2,773

		17,225

WEST VIRGINIA 0.3%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,975	2,365

WISCONSIN 0.4%

Wisconsin State General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 05/01/2037	200	201

Wisconsin State Revenue Bonds, Series 2009
5.750% due 05/01/2033	2,750	2,965

		3,166

Total Municipal Bonds & Notes (Cost $835,967)		886,826

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
0.010% due 04/01/2010	210	210

(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 05/06/2010 valued at $215. Repurchase proceeds are $210.)

Total Short-Term Instruments (Cost $210)		210

Total Investments 107.1% (Cost $836,177)		$887,036

Other Assets and Liabilities (Net) (7.1%)		(58,461)

Net Assets 100.0%		$828,575

See Accompanying Notes	Annual Report	March 31, 2010	99

Schedule of Investments  Municipal Sector Portfolio   (Cont.)

March 31, 2010

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Security becomes interest bearing at a future date.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Arizona	$0	$22,834	$0	$22,834
California	0	182,600	0	182,600
Colorado	0	30,542	0	30,542
District of Columbia	0	15,816	0	15,816
Florida	0	23,213	0	23,213
Illinois	0	76,627	0	76,627
Louisiana	0	13,667	0	13,667
Massachusetts	0	53,229	0	53,229
Michigan	0	13,452	0	13,452
Nebraska	0	10,794	0	10,794
Nevada	0	27,477	0	27,477
New Jersey	0	14,962	0	14,962
New York	0	93,619	0	93,619
Oregon	0	19,357	0	19,357
South Carolina	0	16,705	0	16,705
Tennessee	0	11,205	0	11,205
Texas	0	163,477	0	163,477
Washington	0	17,225	0	17,225
Other Investments +++	0	80,235	0	80,235

Investments, at value	$0	$887,036	$0	$887,036

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Financial Derivative Instruments ++++	$(7,571)	$0	$0	$0	$7,571	$0	$0	$0

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on Swaps that closed during the year.

(d)	Fair Value of Derivative Instruments ^

The following is a summary of the risk exposure related to derivative instruments held during the year by the portfolio:

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on futures contracts, written options and swaps	$0	$0	$(5,369)	$0	$0	$(5,369)

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$0	$0	$7,968	$0	$0	$7,968

^	See note 4 in the Notes to Financial Statements for additional information.

100	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments  Real Return Portfolio

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%

International Lease Finance Corp.
10.000% due 02/23/2015	$1,500	$1,539

Total Bank Loan Obligations (Cost $1,470)		1,539

CORPORATE BONDS & NOTES 17.3%

BANKING & FINANCE 17.3%

American Express Bank FSB
0.359% due 05/29/2012	600	592

American International Group, Inc.
5.450% due 05/18/2017	1,300	1,197
8.175% due 05/15/2068	1,100	938

ANZ National International Ltd.
6.200% due 07/19/2013	1,500	1,654

Bank of America Corp.
5.375% due 06/15/2014	1,100	1,156

Bank of Nova Scotia
3.400% due 01/22/2015	600	604

Barclays Bank PLC
7.434% due 09/29/2049	600	600

Bear Stearns Cos. LLC
0.460% due 08/15/2011	5,000	5,003

Citigroup Funding, Inc.
1.299% due 05/07/2010	6,300	6,305

Commonwealth Bank of Australia
0.751% due 06/25/2014	3,800	3,852

Countrywide Financial Corp.
0.689% due 05/07/2012	1,000	987
5.800% due 06/07/2012	800	851

Dexia Credit Local
0.652% due 03/05/2013	8,400	8,414

GATX Financial Corp.
5.800% due 03/01/2016	1,000	998

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	6,828	1,604

Merna Reinsurance Ltd.
0.901% due 06/30/2012	4,000	3,958

Metropolitan Life Global Funding I
2.154% due 06/10/2011	4,200	4,271
5.125% due 04/10/2013	600	645

Pacific Life Global Funding
5.150% due 04/15/2013	500	527

Prudential Financial, Inc.
4.671% due 06/10/2013	1,400	1,383

Royal Bank of Scotland Group PLC
4.875% due 03/16/2015	800	801

UBS AG
1.352% due 02/23/2012	2,100	2,111

Vita Capital III Ltd.
1.371% due 01/01/2012	600	578

Total Corporate Bonds & Notes (Cost $47,391)		49,029

MUNICIPAL BONDS & NOTES 0.2%

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	180	181

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	500	397

Total Municipal Bonds & Notes (Cost $644)		578

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 1.3%

Fannie Mae
1.671% due 09/01/2044 - 10/01/2044	$162	$160
2.475% due 09/01/2018	38	39
4.164% due 04/01/2035	286	297

Freddie Mac
0.269% due 12/25/2036	2,123	2,054
0.509% due 09/25/2031	60	58
0.580% due 12/15/2030	126	126
5.500% due 05/15/2016	943	950

Total U.S. Government Agencies (Cost $3,688)		3,684

U.S. TREASURY OBLIGATIONS 91.2%

Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013	923	941
0.875% due 04/15/2010	9,721	9,725
1.250% due 04/15/2014	1,126	1,165
1.375% due 07/15/2018	1,206	1,208
1.375% due 01/15/2020	2,505	2,459
1.625% due 01/15/2015	9,770	10,217
1.625% due 01/15/2018	5,481	5,615
1.750% due 01/15/2028	1,138	1,079
1.875% due 07/15/2013	22,538	23,867
1.875% due 07/15/2015	16,564	17,547
1.875% due 07/15/2019	2,334	2,408
2.000% due 04/15/2012	12,599	13,205
2.000% due 07/15/2014	805	857
2.000% due 01/15/2016	8,438	8,964
2.000% due 01/15/2026 (h)	18,100	18,049
2.125% due 01/15/2019	7,871	8,304
2.125% due 02/15/2040	1,604	1,594
2.375% due 04/15/2011	1,419	1,466
2.375% due 01/15/2017	7,413	8,016
2.375% due 01/15/2025	21,904	22,969
2.375% due 01/15/2027 (h)	16,191	16,904
2.500% due 07/15/2016	9,484	10,375
2.500% due 01/15/2029	1,413	1,497
2.625% due 07/15/2017	12,440	13,689
3.000% due 07/15/2012 (h)	16,837	18,152
3.375% due 01/15/2012	11,104	11,891
3.375% due 04/15/2032	2,441	2,969
3.625% due 04/15/2028	9,618	11,746
3.875% due 04/15/2029	7,908	10,050

U.S. Treasury Notes
2.375% due 02/28/2015	800	795

Total U.S. Treasury Obligations (Cost $252,694)		257,723

MORTGAGE-BACKED SECURITIES 5.2%

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	530	504

Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	340	318
2.560% due 08/25/2035	594	554
2.810% due 03/25/2035	1,120	1,049
2.934% due 03/25/2035	351	333
3.048% due 11/25/2030	164	146

Citigroup Commercial Mortgage Trust
5.699% due 12/10/2049	183	182

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	436	391
2.990% due 12/25/2035	83	75
4.098% due 08/25/2035	62	55
4.248% due 08/25/2035	509	450

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	500	501

Countrywide Home Loan Mortgage Pass-Through Trust
0.569% due 06/25/2035	663	585

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		$400	$385

Greenpoint Mortgage Funding Trust
0.309% due 10/25/2046		1,907	1,730

GSR Mortgage Loan Trust
2.954% due 09/25/2035		928	856

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		210	204
5.866% due 09/15/2045		500	493

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		400	378

MLCC Mortgage Investors, Inc.
2.479% due 12/25/2034		2,615	2,425

Morgan Stanley Capital I
5.880% due 06/11/2049		870	861

Wachovia Bank Commercial Mortgage Trust
5.418% due 01/15/2045		720	731

WaMu Mortgage Pass-Through Certificates
0.489% due 11/25/2045		266	205
0.519% due 10/25/2045		1,554	1,200

Total Mortgage-Backed Securities (Cost $14,600)			14,611

ASSET-BACKED SECURITIES 0.6%

AMMC CDO
0.488% due 08/08/2017		500	454

ARES CLO Funds
0.483% due 03/12/2018		495	470

Bear Stearns Asset-Backed Securities Trust
0.679% due 03/25/2043		15	14

First Franklin Mortgage Loan Asset-Backed Certificates
0.279% due 11/25/2036		237	232

Structured Asset Securities Corp.
4.900% due 04/25/2035		661	497

Wells Fargo Home Equity Trust
0.479% due 12/25/2035		133	132

Total Asset-Backed Securities (Cost $1,989)			1,799

SOVEREIGN ISSUES 0.5%

Export-Import Bank of Korea
0.471% due 10/04/2011		1,300	1,302

Total Sovereign Issues (Cost $1,299)			1,302

FOREIGN CURRENCY-DENOMINATED ISSUES 5.6%

Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	1,000	951
4.000% due 08/20/2015		500	751
4.000% due 08/20/2020		500	721

Bank of America Corp.
0.743% due 06/11/2012	GBP	800	1,171

Canada Government Bond
2.500% due 06/01/2015	CAD	5,100	4,925

Canada Government CPI Linked Bond
4.250% due 12/01/2021		1,524	1,977

France Government
1.300% due 07/25/2019 (c)	EUR	801	1,110

Merrill Lynch & Co., Inc.
1.006% due 06/29/2012		500	651

Morgan Stanley
0.988% due 03/01/2013		600	775

See Accompanying Notes	Annual Report	March 31, 2010	101

Schedule of Investments  Real Return Portfolio   (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Republic of Germany
4.250% due 07/04/2018	EUR	500	$741

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		400	340

SLM Corp.
4.750% due 03/17/2014		1,400	1,773

Total Foreign Currency-Denominated Issues (Cost $16,027)			15,886

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049		400	391

Total Convertible Preferred Securities (Cost $400)			391

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.6%

REPURCHASE AGREEMENTS 0.9%

State Street Bank and Trust Co.
0.010% due 04/01/2010	$2,548	$2,548

(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 07/22/2010 valued at $2,604. Repurchase proceeds are $2,548.)

U.S. TREASURY BILLS 0.6%
0.189% due 08/26/2010 - 09/02/2010 (b)(e)(f)	1,590	1,589

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.1%
18,080	$181

Total Short-Term Instruments (Cost $4,318)	4,318

Total Investments 124.1% (Cost $344,520)	$350,860

Written Options (j) (0.1%) (Premiums $994)	(247)

Other Assets and Liabilities (Net) (24.0%)	(67,937)

Net Assets 100.0%	$282,676

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $1,259 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(f)	Securities with an aggregate market value of $330 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2010.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $51,637 at a weighted average interest rate of 0.332%. On March 31, 2010, there were no open reverse repurchase agreements.
(h)	Securities with an aggregate market value of $248 and cash of $15 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	55	$64
90-Day Eurodollar June Futures	Long	06/2010	84	64
90-Day Eurodollar June Futures	Long	06/2011	53	3
Euro-Bobl June Futures	Long	06/2010	33	15
Euro-Bund 10-Year Bond June Futures	Long	06/2010	35	26
U.S. Treasury 10-Year Note June Futures	Long	06/2010	25	(23)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	15	3

				$152

(i)	Swap agreements outstanding on March 31, 2010:

Asset Swaps
Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
U.S. Treasury Inflation Indexed Bonds 0.875% due 04/15/2010	3-Month USD-LIBOR	Cash Flow from Underlying Asset	04/15/2010	BNP	$8,500	$(1,260)	$(1,239)	$(21)

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
GATX Financial Corp.	CITI	(1.070%	)	03/20/2016	1.826%	$1,000	$39	$0	$39
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	2.405%	1,500	(116)	0	(116)

							$(77)	$0	$(77)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
General Electric Capital Corp.	BOA	1.000%	03/20/2011	0.929%	$1,300	$1	$(9)	$10
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.752%	2,000	25	25	0

						$26	$16	$10

102	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,800	$81	$0	$81
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,600	74	(4)	78
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		5,400	250	0	250

							$405	$(4)	$409

(j)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$119.000	04/23/2010	2	$1	$0
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	2	1	0

				$2	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	$8,100	$48	$3
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	1,200	7	4
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	1,200	3	3
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	4,800	26	19
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	4,800	28	31
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	5,700	17	2
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	5,700	3	2
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	1,200	6	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	1,200	7	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,200	33	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	2,200	14	1
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	12,600	32	32
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	12,600	75	75
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	193	4
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	1,200	10	0
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	1,200	5	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	2,000	10	6
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	2,000	5	5
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	600	4	1
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	3,500	17	1
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	3,000	32	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	2,100	16	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	5,100	50	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	18,000	289	12
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	900	6	1

							$936	$204

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	04/20/2010	$2,800	$22	$0
Call - OTC USD versus JPY		94.000	04/20/2010	2,800	15	24

					$37	$24

See Accompanying Notes	Annual Report	March 31, 2010	103

Schedule of Investments  Real Return Portfolio   (Cont.)

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] -Inflation Adjustment) or $0	03/12/2020	$2,300	$19	$19

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	319	$302,700	EUR	17,400	$2,682
Sales	618	357,600		0	2,951
Closing Buys	(933)	(541,300)		(17,400)	(4,639)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 03/31/2010	4	$119,000		EUR 0	$994

(k)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	946	04/2010	BCLY	$0	$(11)	$(11)
Buy		119	04/2010	CITI	5	0	5
Buy		187	04/2010	CSFB	1	0	1
Sell		93	04/2010	DUB	0	0	0
Sell		3,683	04/2010	JPM	0	(94)	(94)
Sell		661	04/2010	RBC	0	(1)	(1)
Sell		1,894	04/2010	RBS	0	(11)	(11)
Sell	CHF	889	05/2010	DUB	0	(2)	(2)
Sell	EUR	147	04/2010	BCLY	2	0	2
Sell		1,392	04/2010	CITI	19	0	19
Buy		154	04/2010	DUB	0	(2)	(2)
Sell		1,832	04/2010	JPM	51	0	51
Sell		248	04/2010	MSC	1	0	1
Sell		198	04/2010	RBC	2	0	2
Buy		901	04/2010	RBS	20	0	20
Sell		1,265	04/2010	RBS	65	0	65
Sell		1,059	04/2010	UBS	22	0	22
Sell	GBP	777	06/2010	CITI	0	0	0
Sell		609	06/2010	RBS	0	(6)	(6)
Sell	JPY	37,153	04/2010	BCLY	2	0	2
Sell		185,610	04/2010	CITI	66	0	66
Sell		27,025	04/2010	DUB	11	0	11
Sell		27,765	04/2010	GSC	3	0	3
Sell		18,556	04/2010	MSC	2	0	2
Sell		18,077	04/2010	RBS	2	0	2
Sell		18,621	05/2010	RBS	1	0	1
Buy	KRW	48,000	07/2010	BCLY	2	0	2
Buy		336,235	07/2010	DUB	15	0	15
Buy		79,495	07/2010	MSC	3	0	3
Buy		190,281	08/2010	MSC	6	0	6
Buy		321,031	11/2010	BCLY	8	0	8
Buy		167,093	11/2010	BOA	5	0	5
Buy		965,855	11/2010	CITI	17	0	17
Buy		174,390	11/2010	DUB	3	0	3
Buy		93,840	11/2010	GSC	2	0	2
Buy		757,601	11/2010	JPM	6	(1)	5
Buy		1,959,810	11/2010	MSC	19	0	19
Sell		2,620,850	11/2010	RBS	2	0	2
Buy	SGD	995	06/2010	BCLY	11	0	11
Buy		200	06/2010	CITI	2	0	2
Buy		734	06/2010	DUB	4	0	4
Sell		3,778	06/2010	GSC	0	0	0
Buy		3,359	06/2010	MSC	0	0	0
Buy		579	06/2010	UBS	4	0	4

					$384	$(128)	$256

104	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$49,029	$0	$49,029
U.S. Treasury Obligations	0	257,723	0	257,723
Mortgage-Backed Securities	0	14,611	0	14,611
Foreign Currency-Denominated Issues	0	15,886	0	15,886
Other Investments +++	572	12,115	924	13,611

Investments, at value	$572	$349,364	$924	$350,860
Financial Derivative Instruments ++++	$153	$370	$(41)	$482

Totals	$725	$349,734	$883	$351,342

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
Other Investments +++	$0	$949	$1	$0	$(26)	$0	$924	$(26)
Financial Derivative Instruments ++++	$1,104	$(19)	$0	$0	$(717)	$(409)	$(41)	$(21)

Totals	$1,104	$930	$1	$0	$(743)	$(409)	$883	$(47)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++

Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(m)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$47	$0	$0	$0	$0	$47
Unrealized appreciation on foreign currency contracts	0	384	0	0	0	384
Unrealized appreciation on swap agreements	409	0	49	0	0	458

	$456	$384	$49	$0	$0	$889

Liabilities:
Written options outstanding	$223	$24	$0	$0	$0	$247
Unrealized depreciation on foreign currency contracts	0	128	0	0	0	128
Unrealized depreciation on swap agreements	21	0	116	0	0	137

	$244	$152	$116	$0	$0	$512

See Accompanying Notes	Annual Report	March 31, 2010	105

Schedule of Investments  Real Return Portfolio   (Cont.)

March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$227	$0	$0	$0	$0	$227
Net realized gain (loss) on futures contracts, written options and swaps	7,635	0	(2,556)	0	0	5,079
Net realized (loss) on foreign currency transactions	0	(1,649)	0	0	0	(1,649)

	$7,862	$(1,649)	$(2,556)	$0	$0	$3,657

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(262)	$0	$0	$0	$0	$(262)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(3,183)	13	(895)	0	0	(4,065)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	879	0	0	0	879

	$(3,445)	$892	$(895)	$0	$0	$(3,448)

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $152 as reported in the Notes to Schedule of Investments.

106	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments  Short-Term Portfolio

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 14.8%

BANKING & FINANCE 8.0%

AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	$4,000	$4,062

American International Group, Inc.
5.850% due 01/16/2018	2,600	2,419

BAE Systems Holdings, Inc.
6.400% due 12/15/2011	2,000	2,141

Barrick International Bank Corp.
5.750% due 10/15/2016	3,000	3,155

Bear Stearns Cos. LLC
6.950% due 08/10/2012	5,863	6,499

CNA Financial Corp.
5.850% due 12/15/2014	3,000	3,056

Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	5,137

Credit Suisse New York
5.000% due 05/15/2013	6,500	6,991

DBS Bank Ltd.
0.470% due 05/16/2017	25,000	23,896

First Union National Bank of Florida
6.180% due 02/15/2036	600	631

International Lease Finance Corp.
5.625% due 09/20/2013	5,000	4,720

iStar Financial, Inc.
5.950% due 10/15/2013	6,000	4,860

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	4,000	940
6.200% due 09/26/2014 (a)	5,000	1,187
7.000% due 09/27/2027 (a)	2,000	475

Morgan Stanley
0.701% due 10/18/2016	5,000	4,579
0.731% due 10/15/2015	3,000	2,783

ORIX Corp.
5.480% due 11/22/2011	5,000	5,180

Residential Capital LLC
8.000% due 02/22/2011	5,000	4,812

SLM Corp.
0.479% due 10/25/2011	8,000	7,610

Textron Financial Corp.
4.600% due 05/03/2010	2,000	2,000

		97,133

INDUSTRIALS 5.8%

American Airlines Pass-Through Trust 2001-02
7.858% due 04/01/2013	15,000	15,188

AutoZone, Inc.
5.875% due 10/15/2012	3,000	3,239

Boston Scientific Corp.
6.000% due 06/15/2011	2,500	2,601

Daimler Finance North America LLC
5.750% due 09/08/2011	14,000	14,762

Kerr-McGee Corp.
6.875% due 09/15/2011	4,000	4,311

Lennar Corp.
5.950% due 10/17/2011	3,000	3,090

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	594	595

Northwest Airlines, Inc.
7.150% due 04/01/2021	13,430	12,506

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	2,500	2,622

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sealed Air Corp.
5.625% due 07/15/2013	$5,000	$5,288

Time Warner, Inc.
5.875% due 11/15/2016	5,000	5,470

United Airlines, Inc.
6.636% due 01/02/2024	1,334	1,234

		70,906

UTILITIES 1.0%

Consumers Energy Co.
5.000% due 02/15/2012	3,000	3,183

Dominion Resources, Inc.
5.200% due 01/15/2016	3,000	3,154

DPL, Inc.
6.875% due 09/01/2011	2,500	2,675

Progress Energy, Inc.
7.100% due 03/01/2011	3,348	3,522

		12,534

Total Corporate Bonds & Notes (Cost $189,300)		180,573

U.S. GOVERNMENT AGENCIES 18.6%

Fannie Mae
0.289% due 12/25/2036 - 07/25/2037	13,690	13,149
0.349% due 03/25/2034	412	398
0.379% due 10/25/2035	5,097	4,961
0.529% due 01/25/2034	122	122
0.579% due 05/25/2042 - 02/25/2044	1,346	1,323
0.629% due 08/25/2017 - 12/25/2033	940	943
0.679% due 10/18/2030 - 02/25/2033	889	892
0.700% due 09/17/2027	130	130
0.729% due 11/18/2030 - 01/25/2033	1,603	1,608
0.750% due 12/25/2013	35	35
0.779% due 12/25/2030	125	125
0.850% due 04/25/2022 - 12/25/2023	190	192
0.879% due 09/25/2023 - 11/25/2031	482	485
0.900% due 10/25/2022	126	127
0.929% due 04/25/2032	285	288
0.950% due 09/25/2022	39	39
1.000% due 05/25/2022	170	172
1.050% due 09/25/2020	98	99
1.080% due 01/25/2022	153	155
1.229% due 04/25/2032	179	182
1.250% due 12/25/2023	722	732
1.262% due 03/25/2027	352	357
1.296% due 03/25/2027	803	764
1.400% due 09/25/2023 - 10/25/2023	208	213
1.450% due 05/25/2022	146	148
1.671% due 07/01/2042 - 07/01/2044	2,416	2,397
1.721% due 09/01/2041	92	92
1.726% due 08/01/2028	348	356
1.871% due 09/01/2040	24	24
1.953% due 08/01/2036	460	469
1.999% due 02/01/2035	155	159
2.007% due 01/01/2033	53	54
2.030% due 01/01/2035	29	29
2.040% due 12/01/2032	187	192
2.090% due 05/01/2034	201	205
2.099% due 06/01/2033	453	458
2.104% due 10/01/2034	663	680
2.121% due 01/01/2035	165	171
2.150% due 07/01/2036	1,313	1,348

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.169% due 07/01/2035	$505	$516
2.178% due 07/01/2034	883	908
2.183% due 09/01/2033	230	234
2.184% due 01/01/2035	104	106
2.229% due 09/01/2034	204	209
2.239% due 05/01/2034	225	231
2.248% due 09/01/2033	280	284
2.272% due 06/01/2034	152	156
2.273% due 10/01/2035	751	769
2.301% due 07/01/2036	319	324
2.375% due 01/01/2033	239	245
2.391% due 07/01/2033	313	315
2.405% due 11/01/2035	257	262
2.410% due 08/01/2035	987	1,011
2.414% due 11/01/2035	197	201
2.442% due 11/01/2035	547	558
2.445% due 04/01/2034	63	64
2.483% due 04/01/2028	127	130
2.494% due 02/01/2035	226	228
2.500% due 09/01/2032	116	120
2.509% due 07/01/2022 - 08/01/2032	25	25
2.545% due 04/01/2034	207	213
2.549% due 02/01/2035	359	371
2.550% due 01/01/2033	35	36
2.558% due 01/01/2036	725	746
2.566% due 08/01/2034	229	237
2.581% due 02/01/2035	333	337
2.583% due 08/01/2034	604	624
2.623% due 02/01/2034	619	628
2.625% due 08/01/2032	58	59
2.627% due 12/01/2034	131	132
2.647% due 09/01/2034	501	516
2.650% due 01/01/2033	54	56
2.653% due 05/01/2032 - 01/01/2034	252	258
2.657% due 11/01/2032	290	299
2.665% due 01/01/2034	155	157
2.675% due 02/01/2032	225	228
2.689% due 02/01/2034	487	502
2.710% due 11/01/2026	473	488
2.715% due 10/01/2032- 07/01/2033	411	419
2.719% due 03/01/2033	36	36
2.727% due 01/01/2033	77	78
2.736% due 03/01/2036	524	534
2.763% due 11/01/2034	77	78
2.775% due 09/01/2032	192	198
2.813% due 03/01/2033	308	317
2.835% due 11/01/2034	79	83
2.840% due 05/01/2032 - 03/01/2034	201	204
2.861% due 01/01/2035	810	827
2.869% due 07/01/2033	502	508
2.887% due 07/01/2026	612	634
2.892% due 01/01/2035	369	378
2.936% due 03/01/2034	772	788
2.979% due 01/01/2035	468	482
2.980% due 01/01/2033	21	22
2.981% due 12/01/2034	275	283
2.983% due 06/01/2034	70	71
2.986% due 04/25/2023	48	48
2.997% due 11/01/2032	99	102
3.024% due 03/01/2035	972	1,002
3.038% due 07/01/2018	29	30
3.058% due 10/01/2034	130	134
3.060% due 11/01/2024	152	159
3.078% due 07/01/2027 - 11/01/2040	118	120
3.080% due 03/25/2022	21	22
3.088% due 11/01/2034	615	637
3.100% due 08/01/2033	225	233
3.130% due 03/01/2034	938	950
3.143% due 04/01/2024	13	14
3.179% due 09/01/2033	182	189
3.180% due 10/25/2021	59	61
3.186% due 07/01/2034	438	451

See Accompanying Notes	Annual Report	March 31, 2010	107

Schedule of Investments  Short-Term Portfolio   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.204% due 12/01/2030	$6	$6
3.214% due 11/01/2033	583	609
3.224% due 02/01/2034	255	264
3.267% due 12/01/2033	317	326
3.300% due 04/01/2033	7	7
3.303% due 08/01/2035	622	650
3.325% due 12/01/2033	807	832
3.358% due 11/01/2034	107	111
3.362% due 10/01/2024	33	33
3.367% due 09/01/2029	265	274
3.370% due 06/01/2030	3	3
3.376% due 05/01/2034	194	200
3.441% due 07/01/2033	40	42
3.449% due 12/01/2033	585	602
3.452% due 12/01/2035	246	254
3.476% due 04/01/2033	552	572
3.500% due 08/01/2010 - 09/01/2013	219	223
3.543% due 10/01/2043	32	33
3.588% due 06/01/2034	624	644
3.637% due 08/01/2033	224	231
3.671% due 05/01/2033	46	47
3.676% due 05/01/2033	66	69
3.713% due 07/01/2034	242	253
3.728% due 04/01/2033	188	195
3.743% due 05/01/2036	1,307	1,319
3.812% due 04/01/2040	1,058	1,089
3.816% due 08/01/2046	1,085	1,131
3.835% due 01/01/2019	340	351
3.837% due 04/01/2033	90	91
3.918% due 03/01/2035	615	629
3.945% due 11/01/2033	618	639
4.000% due 08/01/2010 - 03/01/2012 (e)	586	594
4.000% due 11/01/2010 - 12/25/2029	1,172	1,194
4.008% due 05/01/2036	325	331
4.031% due 05/01/2035	573	595
4.157% due 09/01/2033	140	146
4.159% due 05/01/2036	162	165
4.177% due 07/01/2035	100	104
4.178% due 11/01/2033	412	429
4.189% due 04/01/2034	152	157
4.194% due 09/01/2033	569	592
4.202% due 02/01/2035	171	179
4.358% due 09/01/2033	288	299
4.362% due 04/01/2036	735	768
4.409% due 03/01/2034	714	742
4.436% due 03/01/2035	585	611
4.451% due 04/01/2033	500	504
4.464% due 07/01/2029	33	35
4.500% due 06/01/2010 - 08/01/2035 (e)	2,801	2,892
4.500% due 08/01/2010 - 05/25/2029	5,185	5,334
4.517% due 10/01/2033	1,322	1,375
4.547% due 12/01/2018	33	35
4.569% due 08/01/2033	649	674
4.594% due 10/01/2033	255	265
4.606% due 09/01/2017	30	31
4.617% due 06/01/2035	142	147
4.620% due 09/01/2033	768	802
4.642% due 06/01/2033	362	378
4.717% due 08/25/2042	99	102
4.778% due 07/01/2035	218	227
4.782% due 04/01/2035	194	199
4.822% due 11/01/2033	468	490
4.850% due 02/01/2013 - 04/01/2035	170	179
4.885% due 11/01/2043	134	139
4.890% due 09/01/2035	1,135	1,191
4.941% due 05/01/2035	398	412
4.965% due 12/01/2035	190	199
4.974% due 04/01/2035	196	203
4.977% due 02/01/2034	309	323
4.985% due 10/01/2035	626	651

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 04/01/2010 - 11/25/2035	$2,540	$2,610
5.000% due 09/01/2013 - 05/01/2014 (e)	1,263	1,309
5.014% due 07/01/2035	109	113
5.023% due 07/01/2035	161	168
5.040% due 06/01/2035	1,575	1,635
5.068% due 03/01/2033	161	171
5.084% due 11/01/2036	198	208
5.087% due 05/01/2037	708	744
5.165% due 09/01/2035	934	979
5.245% due 01/01/2037	45	48
5.255% due 05/01/2035	749	792
5.310% due 05/01/2036	467	490
5.328% due 12/01/2035	819	840
5.393% due 03/01/2038	1,000	1,056
5.405% due 10/01/2032	244	257
5.435% due 12/01/2035	515	542
5.474% due 01/01/2036	164	172
5.488% due 03/01/2036	437	456
5.498% due 04/01/2036	45	48
5.500% due 03/01/2012 - 02/01/2036	2,038	2,121
5.500% due 04/01/2014 - 02/01/2022 (e)	1,321	1,413
5.551% due 12/01/2036	1,013	1,060
5.558% due 07/01/2036	567	593
5.580% due 05/01/2037	1,646	1,732
5.592% due 01/01/2036	47	50
5.595% due 10/01/2012	18	18
5.622% due 03/01/2037	554	580
5.628% due 12/01/2032	197	209
5.688% due 12/01/2036	120	126
5.950% due 02/25/2044	1,854	1,991
6.000% due 09/25/2014 - 08/25/2044	2,708	2,804
6.036% due 05/01/2036	651	684
6.061% due 07/01/2037	812	853
6.189% due 09/01/2036	51	54
6.250% due 05/25/2042	85	93
6.314% due 02/01/2037	374	394
6.402% due 06/01/2030	36	36
6.500% due 01/01/2016 - 01/25/2044	3,508	3,849
7.000% due 02/01/2011 - 02/25/2044	187	202
7.000% due 09/01/2011 - 10/01/2033 (e)	835	902
7.010% due 11/01/2014	19	19
7.500% due 12/01/2014 - 05/25/2042	212	232
7.775% due 05/01/2030	27	28
8.000% due 08/25/2022 - 11/25/2023	138	155
8.000% due 10/01/2026 (e)	202	233
9.000% due 03/25/2020 - 01/01/2026	311	356
9.500% due 07/01/2021	90	104

Federal Housing Administration
7.430% due 07/01/2018 - 07/25/2022	610	609
8.360% due 06/01/2012	22	22

Freddie Mac
0.179% due 08/05/2011 (d)	41	41
0.489% due 08/25/2031	716	681
0.509% due 09/25/2031	799	772
0.530% due 04/15/2035 - 03/15/2036	46	46
0.579% due 06/25/2029	190	165
0.580% due 06/15/2018 - 03/15/2029	1,291	1,291
0.629% due 05/25/2043	2,391	2,411
0.630% due 07/15/2026 - 01/15/2033	611	613
0.700% due 03/15/2024	250	250
0.730% due 01/15/2032	63	63

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.750% due 05/15/2023 - 10/15/2026	$532	$532
0.780% due 02/15/2032 - 03/15/2032	460	459
0.830% due 06/15/2029 - 12/15/2031	1,210	1,213
0.850% due 08/15/2022 - 03/15/2023	539	539
0.950% due 04/15/2022	99	99
1.179% due 03/15/2029	711	717
1.681% due 10/25/2044 - 02/25/2045	1,031	988
1.881% due 07/25/2044	4,869	4,673
2.336% due 10/15/2013	84	85
2.494% due 08/01/2033	89	91
2.495% due 02/01/2034	483	491
2.509% due 01/01/2030	163	168
2.516% due 03/01/2030	103	106
2.540% due 09/01/2034	172	174
2.544% due 01/01/2028	17	18
2.605% due 03/01/2035	52	53
2.606% due 01/01/2034	102	106
2.607% due 03/01/2034	241	248
2.622% due 12/01/2033	297	307
2.626% due 12/01/2032 - 12/01/2033	318	329
2.637% due 11/01/2034	1,680	1,735
2.643% due 12/01/2033	315	325
2.657% due 03/01/2034	422	432
2.669% due 03/01/2034	1,828	1,880
2.715% due 04/01/2034	679	694
2.716% due 11/01/2033	108	111
2.718% due 04/01/2034	252	261
2.719% due 10/01/2033	687	707
2.721% due 10/01/2033	340	350
2.722% due 10/01/2033	176	181
2.723% due 04/01/2034	1,196	1,237
2.725% due 11/01/2033 - 11/01/2034	777	797
2.730% due 04/01/2034	328	339
2.735% due 03/01/2032	325	336
2.738% due 04/01/2032 - 10/01/2034	788	809
2.743% due 04/01/2032	439	448
2.773% due 11/01/2034	832	859
2.786% due 08/01/2015	41	41
2.790% due 10/01/2034	1,127	1,160
2.804% due 04/01/2034	24	25
2.832% due 09/01/2034	252	262
2.860% due 12/01/2034	58	60
2.880% due 09/01/2034	1,248	1,287
2.883% due 07/01/2033	1,021	1,057
2.892% due 07/01/2034	292	296
2.965% due 01/01/2030	309	320
2.969% due 05/01/2034	874	893
3.006% due 04/01/2036	474	490
3.036% due 01/01/2035	66	69
3.064% due 11/01/2031	164	170
3.070% due 08/01/2034	969	1,007
3.073% due 12/01/2034	1,956	2,033
3.078% due 02/01/2019	98	100
3.097% due 10/01/2029	30	31
3.211% due 11/01/2034	350	367
3.225% due 09/01/2030	133	137
3.430% due 08/01/2035	1,124	1,164
3.439% due 08/01/2023	21	21
3.500% due 03/15/2018 - 09/01/2035	101	105
3.533% due 09/01/2034	101	104
3.550% due 07/01/2036	945	973
3.568% due 08/01/2036	1,360	1,401
3.616% due 06/01/2036	420	438
3.625% due 12/01/2034	70	73
3.700% due 12/01/2034	307	317
3.845% due 08/01/2036	468	480
3.902% due 09/01/2035	492	509

108	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.956% due 08/01/2035	$787	$817
4.000% due 09/15/2015 - 10/15/2026	3,848	3,940
4.084% due 04/01/2035	1,525	1,585
4.094% due 03/01/2035	351	360
4.227% due 07/01/2033	171	175
4.500% due 09/01/2010 - 08/01/2013 (e)	550	561
4.500% due 02/15/2015 - 08/15/2034	9,234	9,412
4.559% due 03/01/2035	613	632
4.750% due 12/15/2016 - 01/15/2031	205	212
4.808% due 02/01/2035	1,311	1,345
4.858% due 09/01/2035	89	94
4.881% due 01/01/2035	540	555
4.896% due 07/01/2035	921	971
4.925% due 07/01/2033	41	43
4.928% due 07/01/2035	38	40
4.934% due 01/01/2036	99	103
5.000% due 11/15/2011 - 08/15/2025	3,338	3,415
5.011% due 08/01/2035	435	457
5.022% due 05/01/2033	25	26
5.033% due 06/01/2035	91	94
5.053% due 12/01/2035	65	67
5.068% due 05/01/2035	756	781
5.069% due 07/01/2019	9	9
5.106% due 04/01/2035	361	372
5.111% due 05/01/2035	498	508
5.206% due 11/01/2033	1,674	1,777
5.220% due 02/01/2036	65	68
5.238% due 10/01/2035	1,180	1,206
5.242% due 03/01/2036	1,309	1,375
5.256% due 02/01/2036	94	97
5.266% due 09/01/2035	549	563
5.267% due 02/01/2036	106	111
5.273% due 09/01/2035	294	311
5.294% due 02/01/2037	87	92
5.349% due 12/01/2036	708	747
5.376% due 02/01/2036	172	181
5.397% due 11/01/2036	1,497	1,569
5.500% due 07/01/2012 - 10/15/2032	2,382	2,501
5.500% due 10/01/2012 - 06/01/2014 (e)	682	714
5.565% due 12/01/2035	484	511
5.589% due 12/01/2036	2,234	2,362
5.658% due 04/01/2037	1,823	1,920
5.672% due 03/01/2036	91	97
5.703% due 11/01/2035	12	13
5.759% due 11/01/2036	78	82
5.767% due 01/01/2037	63	66
5.939% due 07/01/2036	25	27
5.973% due 11/01/2036	53	56
6.000% due 04/01/2016 - 11/15/2031	3,462	3,612
6.000% due 02/01/2017 - 05/01/2035 (e)	2,059	2,238
6.040% due 01/01/2037	73	77
6.250% due 12/15/2023	41	44
6.415% due 01/01/2037	201	214
6.500% due 05/15/2012	19	19
7.000% due 06/01/2017 - 07/15/2027	482	497
8.500% due 11/15/2021	343	386

Ginnie Mae
0.450% due 01/16/2031	32	32
0.579% due 06/20/2032	109	109
0.629% due 04/20/2031	494	494
0.650% due 02/16/2032	198	199
0.700% due 03/16/2031	183	183
0.750% due 04/16/2030 - 04/16/2032	262	263
3.125% due 10/20/2029	1,316	1,337

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.625% due 07/20/2026 - 07/20/2031	$1,196	$1,234
4.250% due 01/20/2030	16	17
4.375% due 02/20/2025 - 01/20/2027	659	683
4.500% due 08/20/2035	237	246
6.000% due 01/15/2032 - 03/15/2032	12	13
8.000% due 06/20/2025	2	2
8.500% due 12/20/2026 - 11/20/2027	34	39

Total U.S. Government Agencies (Cost $219,769)		226,308

U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Notes
1.000% due 07/31/2011 (d)	2,414	2,427
1.000% due 09/30/2011 (d)	316	318

Total U.S. Treasury Obligations (Cost $2,738)		2,745

MORTGAGE-BACKED SECURITIES 48.7%

ABN AMRO Mortgage Corp.
5.000% due 07/25/2018	979	993

Adjustable Rate Mortgage Trust
0.479% due 10/25/2035	31	20
0.599% due 02/25/2035	1,230	725
0.969% due 01/25/2035	674	627
3.110% due 05/25/2035	938	898
3.126% due 03/25/2035	22,648	20,567
3.280% due 01/25/2035	2,334	2,107
3.537% due 01/25/2036	2,512	1,756
5.343% due 11/25/2035	809	612
5.388% due 01/25/2036	688	587

American Home Mortgage Assets
0.439% due 10/25/2046	2,145	1,080

American Home Mortgage Investment Trust
2.229% due 02/25/2045	2,701	2,173
2.486% due 10/25/2034	883	731
5.660% due 09/25/2045	563	452

Banc of America Alternative Loan Trust
5.000% due 06/25/2019	1,221	1,227

Banc of America Commercial Mortgage, Inc.
5.634% due 04/10/2049	1,100	1,129

Banc of America Funding Corp.
0.449% due 07/20/2036	783	516
0.729% due 06/26/2035	9,443	7,370
0.729% due 07/26/2036	5,200	4,317
2.995% due 03/20/2035	140	130
3.435% due 11/20/2034	5,175	4,048
5.321% due 11/20/2035	682	450

Banc of America Large Loan, Inc.
0.740% due 08/15/2029	14,738	13,312

Banc of America Mortgage Securities, Inc.
0.629% due 03/25/2034	2	2
3.620% due 02/25/2033	412	348
3.824% due 02/25/2034	1,885	1,708
3.882% due 04/25/2034	623	579
4.500% due 02/25/2018	4	4
5.000% due 12/25/2018	196	199
5.230% due 10/25/2035	366	312
5.250% due 03/25/2034	3	3
6.500% due 09/25/2033	1,177	1,206

BCAP LLC Trust
5.000% due 10/26/2037	4,916	4,964
5.189% due 11/26/2045	14,907	14,830
5.334% due 10/26/2035	4,926	4,902
5.390% due 05/26/2036	16,079	16,157
5.427% due 05/26/2047	26,151	25,379

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
2.810% due 03/25/2035	$3,956	$3,705
2.918% due 04/25/2033	518	465
3.107% due 11/25/2034	1,776	1,594
3.354% due 01/25/2035	270	220
3.399% due 02/25/2033	21	17
3.401% due 05/25/2033	2	2
3.553% due 01/25/2034	571	542
3.705% due 01/25/2034	1,225	1,094
3.717% due 10/25/2034	6,588	5,462
3.840% due 10/25/2034	364	280
4.330% due 10/25/2035	2,200	1,955
4.457% due 08/25/2033	806	766
4.543% due 07/25/2034	246	233
4.625% due 10/25/2035	4,908	4,327
4.745% due 10/25/2033	5	5
4.889% due 10/25/2033	3	3
4.950% due 10/25/2033	143	132
5.394% due 05/25/2047	1,818	1,262
5.453% due 04/25/2033	125	116
5.642% due 02/25/2033	92	90

Bear Stearns Alt-A Trust
0.389% due 02/25/2034	1,329	1,000
0.399% due 08/25/2036	27	13
0.429% due 02/25/2034	5,420	2,269
3.405% due 11/25/2035	45	8
3.478% due 05/25/2035	177	126
3.694% due 11/25/2034	8,297	6,042
5.599% due 11/25/2036	798	528
5.652% due 01/25/2036	3,976	2,241
6.250% due 08/25/2036	8,336	3,949

Bear Stearns Commercial Mortgage Securities
5.016% due 02/11/2044	1,636	1,677
5.243% due 12/11/2038	800	701
6.440% due 06/16/2030	49	49

Cendant Mortgage Corp.
5.250% due 10/25/2033	6	6

Chase Mortgage Finance Corp.
3.705% due 02/25/2037	5,792	3,196
5.000% due 04/25/2018	71	71
5.233% due 12/25/2035	1,543	1,396
5.250% due 01/25/2034	274	278
5.288% due 12/25/2035	460	404

Citicorp Mortgage Securities, Inc.
5.000% due 04/25/2018	694	697
5.000% due 02/25/2035	200	171
5.500% due 09/25/2035	676	672

Citigroup Mortgage Loan Trust, Inc.
1.029% due 08/25/2035	702	484
2.990% due 12/25/2035	622	567

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	7,000	6,786

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	660	479

Commercial Mortgage Pass-Through Certificates
0.730% due 02/16/2034	9,480	9,202

Countrywide Alternative Loan Trust
0.419% due 09/25/2046	1,434	683
0.429% due 06/25/2037	4,572	2,360
0.439% due 07/20/2046	1,887	746
0.629% due 03/25/2034	291	274
1.471% due 02/25/2036	767	420
1.791% due 07/20/2035	820	448
4.909% due 06/25/2037	7,448	1,691
5.302% due 10/25/2035	488	390
5.500% due 02/25/2034	81	81
5.849% due 02/25/2037	1,647	1,147
6.066% due 08/25/2036	787	776

Countrywide Home Loan Mortgage Pass-Through Trust
0.579% due 08/25/2035	773	553

See Accompanying Notes	Annual Report	March 31, 2010	109

Schedule of Investments  Short-Term Portfolio   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.769% due 02/25/2035	$519	$390
3.563% due 04/20/2035	6,469	5,863
3.822% due 08/25/2034	6,001	4,592
3.965% due 06/20/2035	819	618
4.000% due 08/25/2034	7,388	6,484
4.107% due 11/19/2033	391	371
4.500% due 10/25/2018	90	88
4.758% due 12/25/2033	493	475
5.000% due 05/25/2034	1,635	1,598
5.250% due 02/20/2036	104	69
5.500% due 10/25/2035	2,998	2,552
5.500% due 11/25/2035	1,017	794
5.850% due 05/25/2036	174	169

Credit Suisse First Boston Mortgage Securities Corp.
3.102% due 11/25/2032	37	29
3.169% due 07/25/2033	1,150	1,054
3.290% due 01/25/2034	4,825	4,253
4.552% due 10/25/2033	3,769	3,616
5.298% due 03/25/2034	110	92
5.500% due 08/25/2034	104	104
6.500% due 04/25/2033	186	184
6.574% due 12/15/2035	3,500	3,682

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	800	718
5.835% due 07/26/2037	14,691	14,040

CW Capital Cobalt Ltd.
5.223% due 08/15/2048	20,000	19,123
5.484% due 04/15/2047	700	639

Deutsche ALT-A Securities, Inc.
0.299% due 01/25/2047	177	173
0.329% due 10/25/2036	22	8
5.000% due 10/25/2018	480	468
5.250% due 06/25/2035	1,254	1,071

First Horizon Alternative Mortgage Securities
2.545% due 07/25/2035	483	326
5.387% due 09/25/2035	149	107

First Horizon Asset Securities, Inc.
0.499% due 02/25/2035	288	227
0.731% due 02/25/2035	1,477	1,075
2.880% due 02/25/2035	476	459
5.165% due 06/25/2033	1,972	1,728

First Republic Mortgage Loan Trust
0.580% due 11/15/2031	423	362
0.630% due 11/15/2032	714	626
0.709% due 06/25/2030	451	411

First Union National Bank Commercial Mortgage
7.755% due 10/15/2032	165	168

GMAC Mortgage Corp. Loan Trust
5.294% due 11/19/2035	807	659
5.500% due 09/25/2034	3,946	3,921

GS Mortgage Securities Corp. II
1.278% due 03/06/2020	3,000	2,447
5.805% due 08/10/2045	13,400	12,440

GSAA Trust
6.000% due 04/01/2034	779	771

GSR Mortgage Loan Trust
0.579% due 01/25/2034	1,770	1,427
2.060% due 03/25/2033	65	62
3.272% due 12/25/2034	9,753	9,677
3.688% due 06/25/2034	79	69
3.941% due 06/25/2034	869	797
4.500% due 08/25/2019	324	325
4.808% due 05/25/2035	513	419
5.000% due 08/25/2019	354	363
5.123% due 01/25/2036	752	617
6.000% due 03/25/2032	51	51

GSRPM Mortgage Loan Trust
0.629% due 11/25/2031	397	390

Harborview Mortgage Loan Trust
0.359% due 04/19/2038	2,281	1,214

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.409% due 07/19/2046	$1,532	$805
0.419% due 02/19/2046	2,313	1,249
0.429% due 02/19/2046	121	40
0.449% due 05/19/2035	137	82
0.499% due 03/19/2035	1,898	1,239
3.588% due 06/19/2034	10,493	8,587
3.605% due 05/19/2033	2,021	1,941

Impac CMB Trust
0.549% due 08/25/2035	4,454	3,008
0.749% due 04/25/2035	2,721	1,849

Indymac ARM Trust
2.463% due 01/25/2032	10	7

Indymac Index Mortgage Loan Trust
0.419% due 09/25/2046	1,093	568
0.449% due 04/25/2046	1,826	954
1.009% due 05/25/2034	531	346
3.552% due 01/25/2035	3,475	2,526

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	4,574	3,769

JPMorgan Chase Commercial Mortgage Securities Corp.
0.320% due 11/15/2018	5,221	4,951
5.336% due 05/15/2047	16,100	15,721

JPMorgan Mortgage Trust
3.048% due 12/25/2034	146	137
3.424% due 11/25/2033	228	224
3.442% due 07/25/2035	2,617	1,306
4.500% due 06/25/2035	96	89
4.633% due 09/25/2034	9	9
4.830% due 12/25/2034	2,737	2,449
4.954% due 11/25/2035	11,178	10,611
4.962% due 08/25/2035	1,648	1,641
5.005% due 07/25/2035	5,530	4,928
5.016% due 02/25/2035	1,960	1,942
5.118% due 10/25/2035	900	559
5.290% due 07/25/2035	5,908	5,621

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	7	7

MASTR Adjustable Rate Mortgages Trust
3.097% due 11/21/2034	9,743	9,483
3.245% due 07/25/2034	4,373	3,767
4.837% due 01/25/2036	669	563

MASTR Asset Securitization Trust
5.000% due 05/25/2018	78	78
5.500% due 09/25/2033	5,374	5,502
5.750% due 05/25/2036	3,208	3,136

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,000	890
5.485% due 03/12/2051	500	459

Merrill Lynch Floating Trust
0.300% due 06/15/2022	1,107	1,013

Merrill Lynch Mortgage Investors, Inc.
3.604% due 09/25/2033	35	33
4.864% due 06/25/2035	2,432	2,137

MLCC Mortgage Investors, Inc.
0.539% due 08/25/2028	272	240
0.804% due 03/25/2028	1,728	1,436
0.889% due 06/25/2028	792	711
2.260% due 01/25/2029	4,842	2,356
3.012% due 04/25/2035	345	306

Morgan Stanley Capital I
0.289% due 10/15/2020	2,281	2,100
5.692% due 04/15/2049	600	551

Morgan Stanley Mortgage Loan Trust
3.015% due 07/25/2034	936	931

Morgan Stanley Re-REMIC Trust
5.805% due 08/12/2045	2,900	2,241
5.841% due 08/12/2045	7,100	7,175

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Asset Acceptance Corp.
0.619% due 10/25/2034	$33	$30
5.050% due 10/25/2035	131	90

Opteum Mortgage Acceptance Corp.
0.489% due 07/25/2035	931	822

PNC Mortgage Acceptance Corp.
6.800% due 03/12/2034	150	155

Prime Mortgage Trust
0.629% due 02/25/2019	7	6
0.629% due 02/25/2034	23	20

RBSCF Trust
6.068% due 09/17/2039	3,500	3,233

RBSSP Resecuritization Trust
0.729% due 09/26/2036	12,445	10,786

Residential Accredit Loans, Inc.
0.629% due 01/25/2033	1,207	1,021
0.659% due 02/25/2033	779	718
5.020% due 04/25/2035	12	3
5.500% due 08/25/2034	392	370

Residential Asset Mortgage Products, Inc.
5.250% due 09/25/2034	81	81
7.500% due 12/25/2031	1,484	1,459

Residential Asset Securitization Trust
0.729% due 03/25/2033	347	317
3.750% due 10/25/2018	48	47
5.250% due 04/25/2034	1,048	1,023

Residential Funding Mortgage Securities I
5.000% due 04/25/2018	63	64
5.574% due 02/25/2036	521	338
6.500% due 03/25/2032	71	72

Sequoia Mortgage Trust
0.529% due 12/20/2034	1,388	1,156
0.929% due 05/20/2034	1,764	1,401

Structured Adjustable Rate Mortgage Loan Trust
0.449% due 05/25/2037	16,442	9,671
0.469% due 03/25/2035	312	186
0.529% due 09/25/2034	406	159
2.690% due 03/25/2034	681	631
2.756% due 03/25/2034	142	129
2.838% due 08/25/2034	2,707	2,193
2.851% due 07/25/2034	449	371

Structured Asset Mortgage Investments, Inc.
0.329% due 09/25/2047	1,728	1,692
0.459% due 02/25/2036	1,937	1,023
0.569% due 05/19/2035	39	28
0.579% due 03/19/2034	394	341
1.069% due 02/19/2033	864	595
2.715% due 02/19/2035	1,585	1,188

Structured Asset Securities Corp.
2.743% due 05/25/2032	68	60
2.768% due 07/25/2032	12	8
3.050% due 11/25/2033	240	203
3.183% due 10/25/2035	545	460
5.331% due 03/25/2033	1,862	1,823

Thornburg Mortgage Securities Trust
0.339% due 11/25/2046	1,595	1,556
0.349% due 07/25/2036	1,887	1,841
3.213% due 04/25/2045	637	613

Wachovia Bank Commercial Mortgage Trust
0.322% due 09/15/2021	5,992	5,351

WaMu Mortgage Pass-Through Certificates
0.449% due 08/25/2046	5,796	2,143
0.459% due 04/25/2045	1,397	1,117
0.519% due 07/25/2045	5,109	3,953
0.519% due 10/25/2045	8,441	6,520
0.519% due 12/25/2045	57	38
0.539% due 01/25/2045	6,546	5,068
0.549% due 08/25/2045	284	220

110	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.559% due 01/25/2045	$2,418	$1,750
0.610% due 11/25/2034	206	169
0.769% due 12/25/2027	3,912	3,404
1.281% due 12/25/2046	2,270	1,365
1.471% due 08/25/2046	224	132
1.671% due 11/25/2042	510	375
1.871% due 08/25/2042	44	31
1.971% due 11/25/2046	4,437	2,868
2.784% due 03/25/2034	4,487	4,157
2.825% due 10/25/2033	487	435
2.850% due 08/25/2033	1,991	981
3.048% due 06/25/2033	1,211	1,133
3.328% due 05/25/2046	1,357	860
3.328% due 07/25/2046	2,097	1,436
3.328% due 08/25/2046	5,152	3,262
3.328% due 09/25/2046	504	310
4.642% due 05/25/2035	91	90
4.792% due 09/25/2035	561	553
4.819% due 10/25/2035	4,314	1,313
5.396% due 02/25/2037	2,227	1,569
5.500% due 06/25/2034	580	575
5.828% due 02/25/2037	1,240	853

Washington Mutual MSC Mortgage Pass-Through Certificates
2.862% due 02/25/2031	26	23
3.341% due 11/25/2030	541	451
3.662% due 02/25/2033	68	54
3.666% due 02/25/2033	104	83
7.000% due 03/25/2034	426	439

Wells Fargo Mortgage-Backed Securities Trust
0.729% due 07/25/2037	1,540	965
2.871% due 02/25/2035	1,407	1,271
2.895% due 03/25/2035	2,382	2,113
3.001% due 11/25/2034	265	263
3.004% due 09/25/2034	881	859
3.010% due 06/25/2035	3,117	2,823
3.091% due 12/25/2034	1,629	1,585
3.097% due 09/25/2034	3,611	3,561
3.206% due 06/25/2035	282	262
3.417% due 10/25/2035	1,545	1,490
3.436% due 04/25/2035	1,008	934
4.437% due 10/25/2033	592	593
4.500% due 08/25/2018	4,332	4,310
4.500% due 11/25/2018	4,792	4,828
4.684% due 01/25/2034	2,076	2,098
4.687% due 12/25/2033	1,251	1,262
4.750% due 10/25/2018	4,214	4,226
4.943% due 01/25/2035	2,880	2,805
4.950% due 03/25/2036	6,297	5,550
4.998% due 10/25/2035	251	231
5.000% due 07/25/2019	61	63
5.215% due 04/25/2036	141	127
5.531% due 07/25/2036	793	637
6.000% due 09/25/2036	570	528

Total Mortgage-Backed Securities (Cost $665,619)		592,447

ASSET-BACKED SECURITIES 17.8%

Accredited Mortgage Loan Trust
0.609% due 01/25/2034	350	206

AMMC CDO
0.488% due 08/08/2017	6,350	5,769

Aurum CLO 2002-1 Ltd.
0.681% due 04/15/2014	4,570	4,401

Babson CLO Ltd.
0.499% due 07/20/2019	18,506	17,037

BankAmerica Manufactured Housing Contract Trust
6.940% due 04/10/2023	8,122	8,229

Bear Stearns Asset-Backed Securities Trust
0.279% due 11/25/2036	305	287
0.299% due 12/25/2036	48	44

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.133% due 10/25/2036	$5,183	$3,016
4.281% due 10/25/2036	3,729	2,660
5.568% due 10/25/2036	6,211	3,348

Bear Stearns Second Lien Trust
1.029% due 12/25/2036	21,100	665

Carrington Mortgage Loan Trust
0.329% due 06/25/2037	6,322	5,568

Citibank Credit Card Issuance Trust
0.291% due 12/17/2018	4,000	3,860
0.299% due 04/24/2014	650	646

Citigroup Mortgage Loan Trust, Inc.
0.329% due 11/25/2036	1,024	997

Conseco Financial Corp.
6.240% due 12/01/2028	672	624

Countrywide Asset-Backed Certificates
0.339% due 10/25/2046	161	158
0.489% due 05/25/2036	5,485	4,682

Educational Services of America, Inc.
1.100% due 07/25/2023	5,000	4,989

Franklin Auto Trust
1.229% due 10/20/2011	1,440	1,441

GSAA Trust
5.242% due 06/25/2034	238	224

HFC Home Equity Loan Asset-Backed Certificates
0.409% due 01/20/2036	3,236	2,750
1.029% due 11/20/2036	1,829	1,792

Home Equity Asset Trust
0.829% due 11/25/2032	8	3

Home Equity Mortgage Trust
5.821% due 04/25/2035	947	606

HSI Asset Securitization Corp. Trust
0.279% due 10/25/2036	83	57
0.339% due 12/25/2036	9,000	3,354
0.419% due 01/25/2036	2,745	2,465

Indymac Residential Asset-Backed Trust
0.749% due 10/25/2035	1,600	40

Irwin Home Equity Corp.
0.769% due 07/25/2032	250	113

JPMorgan Mortgage Acquisition Corp.
0.298% due 11/25/2036	18	18
0.299% due 01/25/2037	4,137	3,827
0.309% due 03/25/2037	270	252
0.319% due 10/25/2036	398	369
0.325% due 07/25/2036	7,543	7,066

Lehman XS Trust
0.379% due 04/25/2037	13,421	8,139
5.390% due 11/25/2035	16,536	7,113

Long Beach Mortgage Loan Trust
0.509% due 10/25/2034	940	795
0.929% due 03/25/2032	51	41

Madison Avenue Manufactured Housing Contract
1.679% due 03/25/2032	15,397	13,654

Massachusetts Educational Financing Authority
1.199% due 04/25/2038	9,313	9,293

MASTR Asset-Backed Securities Trust
0.279% due 01/25/2037	8,289	2,724

MBNA Credit Card Master Note Trust
0.290% due 11/16/2015	3,000	2,956

Merrill Lynch Mortgage Investors, Inc.
0.409% due 09/25/2036	858	280

Morgan Stanley IXIS Real Estate Capital Trust
0.339% due 11/25/2036	15,000	6,881

Morgan Stanley Mortgage Loan Trust
0.299% due 01/25/2047	3,843	3,206

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nationstar Home Equity Loan Trust
0.349% due 04/25/2037	$2,546	$2,417

Nationstar NIM Trust
8.000% due 06/25/2037	24	0

New Century Home Equity Loan Trust
0.409% due 05/25/2036	1,384	903
0.489% due 06/25/2035	1,312	1,202

Option One Mortgage Loan Trust
0.869% due 07/25/2033	403	285

Primus CLO Ltd.
0.484% due 07/15/2021	16,419	14,777

Renaissance Home Equity Loan Trust
0.929% due 08/25/2032	10	7
1.329% due 09/25/2037	6,880	5,576

Residential Asset Mortgage Products, Inc.
0.299% due 02/25/2037	1,285	1,260

Residential Asset Securities Corp.
0.299% due 02/25/2037	971	933
0.339% due 07/25/2036	346	344
0.339% due 04/25/2037	2,213	2,162

SACO I, Inc.
0.609% due 11/25/2035	1,006	460

Salomon Brothers Mortgage Securities VII, Inc.
0.829% due 03/25/2032	48	48

Saxon Asset Securities Trust
8.285% due 12/25/2032	3,651	3,683

SBI HELOC Trust
0.399% due 08/25/2036	62	59

Securitized Asset-Backed Receivables LLC Trust
0.309% due 11/25/2036	4,994	1,763

SLM Student Loan Trust
1.749% due 04/25/2023	1,995	2,065

Soundview Home Equity Loan Trust
0.289% due 11/25/2036	849	509
0.309% due 06/25/2037	6,093	5,145
0.339% due 01/25/2037	9,285	7,073
0.379% due 06/25/2037	35,000	15,027

Specialty Underwriting & Residential Finance
0.909% due 01/25/2034	50	36

Stone Tower CLO Ltd.
0.569% due 08/21/2013	2,426	2,291

Structured Asset Securities Corp.
0.279% due 09/25/2036	221	213
0.309% due 01/25/2037	241	235
0.429% due 11/25/2035	331	329
0.519% due 01/25/2033	647	570

Trapeza CDO I LLC
1.174% due 11/16/2034	1,000	248

Wells Fargo Home Equity Trust
0.469% due 10/25/2035	311	304

WMC Mortgage Loan Pass-Through Certificates
0.910% due 05/15/2030	167	154

Total Asset-Backed Securities (Cost $310,964)		216,723

	SHARES
PREFERRED STOCKS 0.2%

DG Funding Trust
2.501% due 12/31/2049	267	2,176

Total Preferred Stocks (Cost $2,003)		2,176

See Accompanying Notes	Annual Report	March 31, 2010	111

Schedule of Investments  Short-Term Portfolio   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.9%

U.S. TREASURY BILLS 0.9%
0.184% due 08/26/2010 - 09/02/2010 (b)(d)	$10,910	$10,901

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.0%
	27,794	278

Total Short-Term Instruments (Cost $11,179)		11,179

Total Investments 101.2% (Cost $1,401,572)		$1,232,151

Other Assets and Liabilities (Net) (1.2%)		(14,275)

Net Assets 100.0%		$1,217,876

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $13,687 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $171,777 at a weighted average interest rate of 0.367%. On March 31, 2010, securities valued at $10,842 were pledged as collateral for reverse repurchase agreements.
(f)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018	$2,500	$972	$0	$972
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CITI	(2.150%	)	10/20/2020	500	194	0	194
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	2,000	689	0	689

						$1,855	$0	$1,855

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co.	JPM	(0.500%	)	12/20/2016	0.879%	$3,000	$68	$0	$68
AutoZone, Inc.	JPM	(0.650%	)	12/20/2012	0.476%	3,000	(15)	0	(15)
BAE Systems Holdings, Inc.	UBS	(0.140%	)	12/20/2011	0.594%	2,000	16	0	16
Bank of America Corp.	DUB	(0.180%	)	12/20/2016	1.197%	10,000	599	0	599
Boston Scientific Corp.	UBS	(0.500%	)	06/20/2011	0.863%	2,500	11	0	11
CNA Financial Corp.	CITI	(0.470%	)	12/20/2014	2.096%	3,000	208	0	208
Consumers Energy Co.	BOA	(0.090%	)	03/20/2012	1.071%	3,000	57	0	57
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	1.659%	5,000	262	0	262
Daimler Finance N.A. LLC	BCLY	(0.535%	)	09/20/2011	0.463%	5,000	(6)	0	(6)
Daimler Finance N.A. LLC	BCLY	(0.580%	)	09/20/2011	0.463%	4,000	(8)	0	(8)
Daimler Finance N.A. LLC	RBS	(0.480%	)	09/20/2011	0.463%	5,000	(2)	0	(2)
Dominion Resources, Inc.	BOA	(0.455%	)	03/20/2016	0.586%	3,000	21	0	21
HSBC Finance Corp.	BNP	(0.165%	)	12/20/2013	0.791%	5,000	112	0	112
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	0.961%	3,000	125	0	125
iStar Financial, Inc.	RBS	(0.565%	)	12/20/2013	11.986%	6,000	1,598	0	1,598
JPMorgan Chase & Co.	CITI	(4.050%	)	09/20/2012	0.436%	5,863	(527)	0	(527)
Kerr-McGee Corp.	RBS	(0.160%	)	09/20/2011	0.203%	4,100	3	0	3
Lennar Corp.	JPM	(0.660%	)	12/20/2011	1.700%	3,000	53	0	53
Morgan Stanley	RBS	(0.275%	)	12/20/2015	1.375%	3,000	169	0	169
Morgan Stanley	RBS	(0.320%	)	12/20/2016	1.381%	5,000	310	0	310
ORIX Corp.	MLP	(0.280%	)	12/20/2011	1.448%	5,000	99	0	99
Progress Energy, Inc.	MLP	(0.100%	)	03/20/2011	0.271%	3,348	6	0	6
Rio Tinto Alcan, Inc.	JPM	(0.420%	)	06/20/2015	0.440%	2,500	2	0	2
Sealed Air Corp.	MSC	(0.590%	)	09/20/2013	0.980%	5,000	65	0	65
SLM Corp.	RBS	(0.190%	)	12/20/2011	2.501%	8,000	311	0	311
Textron Financial Corp.	JPM	(0.110%	)	06/20/2010	0.663%	2,000	2	0	2
Time Warner, Inc.	BCLY	(0.700%	)	12/20/2016	0.755%	5,000	16	0	16

							$3,555	$0	$3,555

112	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

Credit Default Swaps on Corporate Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	0.926%	$3,000	$1	$0	$1

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AAA 06-1 Index	BOA	0.180%	07/25/2045	$20,991	$(3,072)	$(3,936)	$864
ABX.HE AAA 06-1 Index	CSFB	0.180%	07/25/2045	20,991	(3,071)	(3,909)	838
ABX.HE AAA 06-1 Index	DUB	0.180%	07/25/2045	2,362	(286)	(366)	80
CDX.IG-7 5-Year Index 10-15%	GSC	0.060%	12/20/2011	25,000	(116)	0	(116)
CDX.IG-7 5-Year Index 10-15%	JPM	0.068%	12/20/2011	75,000	(336)	0	(336)
CDX.IG-7 10-Year Index 15-30%	DUB	0.157%	12/20/2016	25,000	(807)	0	(807)
CDX.IG-7 10-Year Index 15-30%	GSC	0.153%	12/20/2016	25,000	(814)	0	(814)
CDX.IG-7 10-Year Index 15-30%	MLP	0.145%	12/20/2016	25,000	(827)	0	(827)

					$(9,329)	$(8,211)	$(1,118)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	BCLY	$46,800	$(3,423)	$(2,443)	$(980)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	CSFB	32,000	(2,341)	(1,768)	(573)

						$ (5,764)	$(4,211)	$(1,553)

(g)	Transactions in written call and put options for the period ended March 31, 2010:

	Notional Amount	Premium
Balance at 03/31/2009	$64,400	$2,026
Sales	7,500	14
Closing Buys	(70,100)	(2,038)
Expirations	(1,800)	(2)
Exercised	0	0

Balance at 03/31/2010	$0	$0

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$180,573	$0	$180,573
U.S. Government Agencies	0	225,658	650	226,308
Mortgage-Backed Securities	0	531,116	61,331	592,447
Asset-Backed Securities	0	172,200	44,523	216,723
Other Investments +++	278	13,646	2,176	16,100

Investments, at value	$278	$1,123,193	$108,680	$1,232,151
Financial Derivative Instruments ++++	$0	$2,546	$194	$2,740

Totals	$278	$1,125,739	$108,874	$1,234,891

See Accompanying Notes	Annual Report	March 31, 2010	113

Schedule of Investments  Short-Term Portfolio   (Cont.)

March 31, 2010

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010 +++++
U.S. Government Agencies	$231	$389	$1	$3	$26	$0	$650	$26
Mortgage-Backed Securities	0	60,616	2	43	670	0	61,331	670
Asset-Backed Securities	7,239	34,543	205	54	2,331	151	44,523	2,183
Other Investments +++	0	2,002	0	0	174	0	2,176	174

Investments, at value	$7,470	$97,550	$208	$100	$3,201	$151	$108,680	$3,053
Financial Derivative Instruments ++++	$4,302	$0	$0	$0	$(2,447)	$(1,661)	$194	$(235)

Totals	$11,772	$97,550	$208	$100	$754	$(1,510)	$108,874	$2,818

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(i)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on swap agreements	$0	$0	$7,751	$0	$0	$7,751

Liabilities:
Unrealized depreciation on swap agreements	$1,553	$0	$3,458	$0	$0	$5,011

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$1,968	$0	$0	$0	$0	$1,968
Net realized (loss) on futures contracts, written options and swaps	(3,787)	0	(21,334)	0	0	(25,121)

	$(1,819)	$0	$(21,334)	$0	$0	$(23,153)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(5,372)	$0	$0	$0	$0	$(5,372)
Net change in unrealized appreciation on futures contracts, written options and swaps	14,447	0	25,438	0	0	39,885

	$9,075	$0	$25,438	$0	$0	$34,513

^	See note 4 in the Notes to Financial Statements for additional information.

114	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments  Short-Term Floating NAV Portfolio

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 7.5%

BANKING & FINANCE 7.4%

American Express Centurion Bank
0.310% due 07/13/2010	$16,725	$16,723

American General Finance Corp.
0.280% due 01/11/2011	3,058	3,058

Bank of America Corp.
0.420% due 08/13/2010	3,000	3,002
4.250% due 10/01/2010	1,450	1,476
4.500% due 08/01/2010	5,575	5,642

Bank of America N.A.
0.799% due 06/23/2010	400	400
0.850% due 05/12/2010	403	403
1.700% due 12/23/2010	24,075	24,300

Bank of Scotland PLC
0.220% due 06/28/2010	3,635	3,632
0.276% due 06/11/2010	2,930	2,928
0.290% due 06/18/2010	14,670	14,660
0.312% due 12/08/2010	9,350	9,332
0.340% due 12/08/2010	3,635	3,628
0.385% due 06/18/2010	527	526
4.265% due 07/12/2010	10,000	10,005

Bank One Corp.
7.875% due 08/01/2010	26,250	26,878

Bear Stearns Cos. LLC
0.651% due 07/19/2010	26,921	26,952
4.550% due 06/23/2010	5,350	5,393

BNP Paribas
0.702% due 06/04/2010	28,885	28,911

Citibank N.A.
0.301% due 09/30/2010	3,000	3,002
1.375% due 08/10/2011	69,600	70,186

CitiFinancial, Inc.
8.700% due 06/15/2010	2,000	2,029

Citigroup Funding, Inc.
1.250% due 06/03/2011	37,150	37,373
1.299% due 05/07/2010	15,800	15,813
1.375% due 05/05/2011	195,695	197,289

Citigroup Global Markets Holdings, Inc.
0.351% due 07/15/2010	31,000	30,477

Citigroup, Inc.
0.400% due 05/18/2010	25,233	25,234
0.400% due 08/13/2010	48,579	48,566
5.125% due 02/14/2011	73,119	75,330
6.500% due 01/18/2011	173,268	180,163

Countrywide Financial Corp.
4.500% due 06/15/2010	1,250	1,260

Countrywide Home Loans, Inc.
4.000% due 03/22/2011	121,268	124,701

Credit Agricole S.A.
0.302% due 05/28/2010	500	500

Fortis Bank Nederland NV
0.656% due 12/11/2010	2,000	1,999

General Electric Capital Corp.
0.270% due 01/26/2011	135,475	135,448
0.288% due 05/04/2010	282	282
0.310% due 05/10/2010	5,000	5,001
0.311% due 10/18/2010	1,639	1,639
1.625% due 01/07/2011	38,060	38,431
1.800% due 03/11/2011	106,658	107,952

Goldman Sachs Group, Inc.
4.500% due 06/15/2010	1,230	1,239
6.875% due 01/15/2011	2,000	2,094

HSBC Finance Corp.
0.500% due 05/10/2010	40,220	40,231
4.625% due 09/15/2010	27,507	27,965

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 04/15/2010	$4,235	$4,239
5.250% due 01/14/2011	99,255	102,350
6.375% due 08/01/2010	9,400	9,563
6.750% due 05/15/2011	3,200	3,364
8.000% due 07/15/2010	42,388	43,230

International Bank for Reconstruction & Development
0.427% due 03/04/2011	10,000	10,028

JPMorgan Chase & Co.
0.332% due 02/23/2011	7,775	7,790
0.381% due 04/01/2011	5,000	5,010
2.625% due 12/01/2010	24,250	24,605
6.750% due 02/01/2011	2,000	2,097

Lloyds TSB Bank PLC
0.780% due 02/17/2011 (d)	24,300	24,326
1.071% due 04/01/2011	72,940	73,371
2.300% due 04/01/2011	29,500	30,007

Merrill Lynch & Co., Inc.
0.450% due 02/15/2011	10,800	10,615
2.500% due 05/12/2010	3,315	3,322
4.500% due 11/04/2010	9,300	9,483
4.790% due 08/04/2010	13,062	13,231

Metropolitan Life Global Funding I
0.290% due 05/17/2010	9,375	9,377
0.322% due 08/24/2010	31,912	31,928
4.500% due 05/05/2010	2,125	2,130
4.625% due 08/19/2010	4,705	4,763

Monumental Global Funding II
0.280% due 11/26/2010	902	899
0.290% due 05/26/2010	8,530	8,517
0.450% due 07/18/2010	6,530	6,479

Monumental Global Funding III
0.290% due 05/26/2010	22,444	22,411

Monumental Global Funding Ltd.
0.410% due 06/16/2010	500	497

Morgan Stanley
0.349% due 05/07/2010	950	950
0.501% due 01/18/2011	179,397	179,446
0.827% due 03/04/2011	2,050	2,062
2.350% due 05/14/2010	5,000	5,011
2.900% due 12/01/2010	6,680	6,790
5.050% due 01/21/2011	109,968	113,547
6.750% due 04/15/2011	19,400	20,485

National City Corp.
0.427% due 06/16/2010	845	844

PACCAR Financial Corp.
0.300% due 05/17/2010	16,525	16,526

Pricoa Global Funding I
0.392% due 06/25/2010	3,700	3,677
1.052% due 06/04/2010	42,045	42,097

Principal Life Income Funding Trusts
0.658% due 09/17/2010	30,000	29,991

Prudential Financial, Inc.
0.329% due 04/24/2010	2,655	2,655

Royal Bank of Scotland Group PLC
0.650% due 04/08/2011	58,200	58,315

Santander Holdings USA, Inc.
4.900% due 09/23/2010	2,793	2,837

Santander U.S. Debt S.A. Unipersonal
0.299% due 07/23/2010	4,719	4,720

Simon Property Group LP
4.600% due 06/15/2010	9,885	9,951

Sun Life Financial Global Funding LP
0.508% due 07/06/2010	41,725	41,733

Suncorp-Metway Ltd.
0.633% due 12/17/2010	59,120	59,225
1.501% due 04/15/2011	50,000	50,608

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SunTrust Bank
0.907% due 12/16/2010	$3,000	$3,016

Svensk ExportKredit AB
4.500% due 09/27/2010	7,800	7,949

Svenska Handelsbanken AB
0.201% due 07/01/2011	27,200	27,160

Swedbank AB
0.800% due 05/13/2011	2,040	2,039

Toyota Motor Credit Corp.
0.230% due 01/10/2011	6,400	6,400
0.292% due 04/07/2010	500	500

UBS AG
1.159% due 04/22/2010	4,550	4,552
1.169% due 05/05/2010	6,850	6,854
1.173% due 06/19/2010	4,590	4,599

Wachovia Bank N.A.
0.312% due 05/25/2010	391	391

Wachovia Corp.
0.377% due 03/15/2011	39,568	39,455

Wells Fargo & Co.
0.351% due 01/12/2011	48,800	48,845
0.699% due 01/24/2011	14,712	14,794

Wells Fargo Bank N.A.
6.450% due 02/01/2011	414	434

		2,644,143

UTILITIES 0.1%

France Telecom S.A.
7.750% due 03/01/2011	8,104	8,606

Ohio Power Co.
0.431% due 04/05/2010	100	100

Verizon Communications, Inc.
5.350% due 02/15/2011	2,000	2,081

Verizon Global Funding Corp.
7.250% due 12/01/2010	6,500	6,783

		17,570

Total Corporate Bonds & Notes (Cost $2,661,949)		2,661,713

MUNICIPAL BONDS & NOTES 0.2%

Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	54,600	54,816

Total Municipal Bonds & Notes (Cost $54,600)		54,816

U.S. GOVERNMENT AGENCIES 17.2%

Fannie Mae
0.129% due 07/27/2011	10,000	9,992
0.130% due 05/13/2011	26,420	26,409
0.140% due 08/11/2011	713,000	712,500
0.141% due 07/13/2010	50,500	50,499
0.197% due 09/19/2011	125,000	124,985
0.199% due 08/05/2010	20,769	20,774
0.349% due 04/29/2011	235,500	235,916
0.600% due 10/22/2010	20,000	20,056
1.375% due 04/28/2011	732	738
1.500% due 09/16/2010	155	156
1.750% due 04/15/2011	9,864	9,868
2.000% due 04/01/2011	74,300	74,300
2.050% due 04/01/2011	6,500	6,500
2.125% due 04/15/2011	18,000	18,010
2.375% due 05/20/2010	53	53
2.500% due 04/09/2010	376,050	376,240
2.750% due 04/11/2011	5,385	5,505
2.875% due 10/12/2010	7,155	7,249
3.000% due 07/12/2010	688	693

See Accompanying Notes	Annual Report	March 31, 2010	115

Schedule of Investments  Short-Term Floating NAV Portfolio   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.250% due 08/12/2010	$10,070	$10,181
4.125% due 05/15/2010	6,924	6,957
4.250% due 08/15/2010	1,289	1,308
4.375% due 09/13/2010	307	313
4.500% due 02/15/2011	4,240	4,389
4.625% due 06/01/2010	66,125	66,609
4.750% due 04/19/2010 - 12/15/2010	14,960	15,177
5.125% due 07/13/2010 - 04/15/2011	1,845	1,899
6.000% due 05/15/2011	8,258	8,759
6.625% due 11/15/2010	311	323
7.125% due 06/15/2010	1,175	1,192

Federal Farm Credit Bank
0.110% due 06/29/2010 - 10/12/2010	130,750	130,725
0.157% due 05/24/2010	32,000	31,999
0.159% due 07/20/2011	42,000	41,990
0.180% due 05/06/2011	20,000	19,984
0.190% due 05/17/2011	35,000	34,975
0.240% due 07/12/2011	24,000	23,990
0.242% due 06/27/2011	93,975	93,922
0.292% due 11/03/2010	47,000	47,012
0.299% due 07/01/2011	23,600	23,634
0.319% due 05/18/2011	65,000	65,103
0.579% due 12/09/2010	3,600	3,610
0.619% due 10/01/2010	1,803	1,807
2.250% due 07/01/2010	30	30
2.625% due 04/21/2011	3,000	3,064
3.000% due 03/03/2011	445	455
3.750% due 04/09/2010 - 12/06/2010	6,245	6,369
3.875% due 05/07/2010	15	15
4.750% due 05/07/2010	302	303
4.875% due 02/18/2011	14,915	15,480
5.250% due 09/13/2010	150	153
5.320% due 05/11/2010	225	226
6.000% due 03/07/2011	25	26
6.320% due 10/12/2010	25	26

Federal Home Loan Bank
0.111% due 07/15/2011	150,000	149,853
0.120% due 05/26/2011	299,700	299,655
0.130% due 07/11/2011	50,000	49,964
0.134% due 07/20/2011	17,000	16,988
0.160% due 01/14/2011	30,000	29,999
0.169% due 05/02/2011	50,000	49,997
0.179% due 05/25/2011	500	500
0.200% due 10/08/2010	1,000	1,000
0.216% due 09/26/2011	5,000	5,000
0.250% due 05/27/2011 - 06/21/2011	468,500	468,439
0.280% due 08/17/2011	465,000	464,965
0.500% due 10/15/2010 - 05/10/2011	24,000	24,004
0.700% due 04/18/2011	331,160	331,566
0.750% due 03/18/2011 - 03/25/2011	150,500	150,778
0.800% due 05/17/2010	400	400
0.950% due 04/01/2010 - 02/03/2011	7,895	7,921
1.375% due 08/27/2010	65	65
1.625% due 01/21/2011	145	146
2.375% due 04/30/2010	525	526
2.625% due 03/11/2011	50	51
2.750% due 06/18/2010	4,410	4,434
2.875% due 03/11/2011	2,000	2,043
3.000% due 06/11/2010	55,175	55,472
3.100% due 08/25/2010	50	51
3.250% due 03/11/2011	37,710	38,666
3.375% due 08/13/2010 - 10/20/2010	29,830	30,196
3.460% due 04/15/2010	14,500	14,518
3.625% due 12/17/2010	3,145	3,213
3.875% due 12/10/2010	10,340	10,573
4.000% due 02/15/2011	25	26
4.080% due 04/26/2010	15	15

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 06/10/2011	$4,000	$4,161
4.375% due 09/17/2010 - 10/22/2010	1,920	1,957
4.400% due 06/15/2010	400	404
4.500% due 06/22/2010 - 05/13/2011	3,230	3,274
4.540% due 07/06/2010	205	207
4.625% due 02/18/2011	150	155
4.700% due 08/10/2010	60	61
4.750% due 08/13/2010 - 12/10/2010	5,865	5,962
4.875% due 05/14/2010	2,615	2,630
5.000% due 09/01/2010 - 03/11/2011	525	536
5.125% due 09/29/2010	650	665
6.625% due 11/15/2010	50	52
6.875% due 08/13/2010	200	205

Freddie Mac
0.000% due 03/25/2011	13,000	12,874
0.049% due 07/10/2015	90,000	90,110
0.109% due 02/01/2011	15,900	15,894
0.129% due 05/05/2011	2,515	2,514
0.151% due 07/12/2010 - 07/14/2010	41,100	41,102
0.160% due 05/04/2011	310,846	311,120
0.179% due 08/05/2011	151,075	151,084
0.197% due 09/19/2011	200,000	199,976
0.216% due 09/26/2011	384,750	384,753
0.219% due 09/24/2010	855	855
0.224% due 09/10/2010	1,000	1,000
0.231% due 12/30/2010	1,900	1,901
0.232% due 08/24/2010	22,888	22,897
0.299% due 01/28/2011	1,100	1,101
0.311% due 04/01/2011	4,594	4,600
0.324% due 03/09/2011	85,966	86,080
1.450% due 09/10/2010	257	259
1.500% due 01/07/2011	3,000	3,022
1.625% due 04/26/2011	19	19
1.750% due 04/20/2011	103,000	103,059
2.375% due 05/28/2010	1,445	1,450
2.875% due 04/30/2010 - 11/23/2010	602	610
3.050% due 08/12/2010	100	101
3.125% due 10/25/2010	9	9
3.250% due 07/16/2010 - 02/25/2011	8,889	9,063
3.750% due 07/30/2010	1,800	1,820
4.125% due 07/12/2010 - 02/24/2011	29,860	30,778
4.160% due 10/13/2010	525	535
4.500% due 07/06/2010	42	43
4.750% due 08/09/2010 - 01/18/2011	22,872	23,628
5.000% due 10/18/2010	983	1,006
5.125% due 08/23/2010 - 04/18/2011	13,240	13,839
5.625% due 03/15/2011	95	100
6.875% due 09/15/2010	65	67

Tennessee Valley Authority
5.625% due 01/18/2011	1	1

Total U.S. Government Agencies (Cost $6,109,615)		6,111,011

U.S. TREASURY OBLIGATIONS 5.3%

Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	992,706	993,094

U.S. Treasury Notes
1.000% due 07/31/2011 (c)	705,200	709,057
3.875% due 05/15/2010	100,000	100,472
4.000% due 04/15/2010	78,000	78,137

Total U.S. Treasury Obligations (Cost $1,880,989)		1,880,760

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.1%

Ally Auto Receivables Trust
0.396% due 09/15/2010	$3,853	$3,853

CarMax Auto Owner Trust
0.274% due 02/15/2011	16,223	16,222

Ford Credit Auto Owner Trust
0.357% due 09/15/2010	3,110	3,111

Honda Auto Receivables Owner Trust
0.269% due 02/22/2011	33,594	33,595

Total Asset-Backed Securities (Cost $56,780)		56,781

SOVEREIGN ISSUES 0.8%

Societe Financement de l’Economie Francaise
1.500% due 10/29/2010	125,000	125,509
2.000% due 02/25/2011	150,000	152,122

Total Sovereign Issues (Cost $277,651)		277,631

SHORT-TERM INSTRUMENTS 70.0%

CERTIFICATES OF DEPOSIT 2.7%

Bank of Nova Scotia
0.870% due 05/14/2010	4,225	4,226

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.200% due 04/26/2010	4,715	4,715
0.210% due 05/13/2010	250,000	250,000
0.220% due 04/15/2010	50,000	50,000

Barclays Bank PLC
0.530% due 01/12/2011	123,750	123,778
0.929% due 10/20/2010	3,155	3,165
1.109% due 03/22/2011	142,000	141,932
1.350% due 08/25/2010	2,395	2,405
1.550% due 07/23/2010	400	401

BNP Paribas Finance, Inc.
0.340% due 03/22/2011	81,200	81,200

Credit Agricole Corp. and Investment Bank
0.276% due 06/11/2010	20,682	20,678

Intesa Sanpaolo SpA
0.749% due 04/23/2010	1,840	1,841

Norinchukin Bank
0.250% due 04/26/2010	224,000	224,000

Royal Bank of Canada
0.999% due 04/11/2011	31,250	31,450

Royal Bank of Scotland Group PLC
0.829% due 07/19/2010	30,000	30,028

Westpac Banking Corp.
0.280% due 06/02/2010	3,000	3,000

		972,819

COMMERCIAL PAPER 35.1%

American Honda Finance Corp.
0.375% due 11/18/2010	4,500	4,480

Banco Bilbao Vizcaya Argentaria S.A.
0.320% due 04/22/2010	37,050	37,043

Bank of America Corp.
0.170% due 04/05/2010	50,000	49,999
0.180% due 04/05/2010	185,600	185,596
0.340% due 04/05/2010	3,500	3,500
0.360% due 09/07/2010	200,000	199,698

Barclays U.S. Funding LLC
0.360% due 09/15/2010	297,550	297,078

BNP Paribas Finance, Inc.
0.180% due 04/12/2010	437,400	437,376
0.210% due 04/15/2010	195,000	194,984

116	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Funding, Inc.
0.190% due 04/07/2010	$100,000	$99,997
0.200% due 04/09/2010	56,500	56,497

Danske Corp.
0.250% due 06/15/2010	100,000	99,947

EDF S.A.
0.200% due 06/10/2010	150,000	149,926

ENI Finance USA, Inc.
0.230% due 04/28/2010	151,400	151,374

Fannie Mae
0.110% due 04/05/2010	100	100
0.113% due 04/07/2010	2,443	2,443
0.130% due 04/28/2010	1,500	1,500
0.135% due 05/19/2010	700	700
0.146% due 05/12/2010	3,241	3,240
0.150% due 05/26/2010	86,214	86,194
0.150% due 06/02/2010	5,000	4,999
0.150% due 06/21/2010	500	500
0.160% due 04/02/2010	2,000	2,000
0.162% due 06/14/2010	23,100	23,096
0.180% due 04/19/2010	30,100	30,097
0.180% due 04/22/2010	322,400	322,366
0.180% due 05/24/2010	143,330	143,292
0.182% due 05/05/2010	76,400	76,387
0.182% due 06/09/2010	29,500	29,495
0.185% due 05/25/2010	5,600	5,598
0.185% due 06/23/2010	400	400
0.220% due 08/02/2010	99,800	99,732
0.240% due 09/20/2010	161,862	161,684
0.240% due 09/27/2010	50,000	49,943
0.250% due 08/23/2010	1,500	1,499
0.260% due 09/01/2010	461,450	460,999
0.279% due 09/15/2010	242,000	241,742
0.280% due 08/03/2010	8,300	8,294
0.300% due 11/15/2010	70,000	69,871
0.385% due 12/01/2010	8,000	7,983
0.407% due 05/03/2010	5,250	5,249
0.450% due 03/01/2011	352,000	350,465

Federal Farm Credit Bank
0.160% due 12/28/2010	25,000	24,997

Federal Home Loan Bank
0.093% due 04/01/2010	95,000	95,000
0.116% due 04/16/2010	8,400	8,399
0.130% due 04/22/2010	3,200	3,200
0.131% due 04/07/2010	30,000	29,999
0.133% due 04/21/2010	293,918	293,894
0.138% due 04/05/2010	14,200	14,200
0.144% due 04/14/2010	12,175	12,174
0.149% due 05/12/2010	12,200	12,198
0.150% due 05/19/2010	19,700	19,696
0.155% due 05/26/2010	5,200	5,199
0.180% due 11/17/2010	168,700	168,668
0.181% due 06/04/2010	55,830	55,821
0.187% due 06/23/2010	1,200	1,200
0.190% due 06/09/2010	4,591	4,590
0.210% due 07/16/2010	1,200	1,199
0.280% due 07/09/2010	90,300	90,336
0.375% due 01/06/2011	11,200	11,185
0.388% due 04/19/2010	13,800	13,799
0.500% due 10/28/2010	11,250	11,247
0.550% due 06/04/2010	74,000	74,042
0.560% due 06/22/2010	7,250	7,255
0.800% due 04/23/2010	108,000	108,022

FPL Group Capital, Inc.
0.360% due 04/05/2010	50,000	49,998
0.410% due 04/16/2010	79,000	78,986
0.420% due 04/23/2010	42,883	42,872

Freddie Mac
0.130% due 04/29/2010	100	100
0.139% due 04/19/2010	150,800	150,789
0.141% due 04/12/2010	4,100	4,100
0.144% due 04/05/2010	1,700	1,700

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.159% due 04/01/2010	$9,894	$9,894
0.160% due 06/08/2010	145,200	145,175
0.162% due 05/17/2010	113,735	113,709
0.170% due 06/16/2010	100	100
0.173% due 06/07/2010	100	100
0.175% due 05/11/2010	195,000	194,962
0.180% due 05/03/2010	500	500
0.180% due 07/02/2010	100	100
0.180% due 07/06/2010	50,000	49,979
0.185% due 04/22/2010	17,050	17,048
0.190% due 05/04/2010	35,400	35,395
0.190% due 05/10/2010	55,700	55,691
0.190% due 06/25/2010	50,000	49,989
0.190% due 07/12/2010	30,000	29,986
0.194% due 04/20/2010	179,300	179,291
0.199% due 07/14/2010	8,700	8,696
0.200% due 07/01/2010	473,700	473,509
0.200% due 07/09/2010	15,000	14,993
0.205% due 07/16/2010	1,500	1,499
0.210% due 09/21/2010	30,000	29,967
0.220% due 08/05/2010	141,400	141,301
0.230% due 08/03/2010	227,000	226,844
0.240% due 08/11/2010	102,000	101,925
0.240% due 08/12/2010	50,000	49,963
0.240% due 08/13/2010	27,950	27,929
0.240% due 08/17/2010	16,000	15,988
0.240% due 08/18/2010	5,200	5,196
0.250% due 08/10/2010	136,400	136,301
0.255% due 09/14/2010	75,325	75,245
0.268% due 09/28/2010	298,550	298,207
0.285% due 10/19/2010	20,005	19,975
0.290% due 09/13/2010	10,000	9,989
0.310% due 11/09/2010	30,143	30,089

Groupe BPCE
0.245% due 06/01/2010	125,000	124,946
0.255% due 04/19/2010	85,000	84,989
0.265% due 06/04/2010	52,000	51,977
0.290% due 06/09/2010	65,000	64,968

Lloyds Banking Group PLC
0.180% due 04/01/2010	35,000	35,000

Metropolitan Life Global Funding I
0.858% due 09/17/2010	32,500	32,593

Nordea North America, Inc.
0.170% due 04/05/2010	226,500	226,496
0.190% due 04/19/2010	128,700	128,688

Royal Bank of Scotland Group PLC
0.210% due 04/15/2010	100,000	99,992
0.220% due 04/26/2010	1,000	1,000

Royal Park Investments S.A.
0.210% due 04/20/2010	75,000	74,992
0.220% due 04/15/2010	45,000	44,996
0.235% due 05/04/2010	10,000	9,998

Société de Prise de Participation de l’Etat
0.175% due 05/11/2010	100,000	99,981
0.195% due 05/12/2010	250,000	249,944

Societe Generale N.A.
0.185% due 04/01/2010	170,000	170,000
0.210% due 04/15/2010	120,000	119,990
0.215% due 05/18/2010	150,000	149,958

Standard Chartered Bank N.A.
0.250% due 04/05/2010	10,000	10,000

Straight-A Funding LLC
0.170% due 04/19/2010	108,000	107,991
0.190% due 05/10/2010	346,520	346,449
0.190% due 05/12/2010	163,624	163,589
0.200% due 06/02/2010	245,541	245,434
0.210% due 06/03/2010	100,000	99,956
0.220% due 06/09/2010	42,101	42,081

Sumitomo Mitsui Banking Corp.
0.235% due 06/02/2010	100,000	99,956

Svenska Handelsbanken AB
0.200% due 05/11/2010	250,000	249,944

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Swedbank AB
0.250% due 04/01/2010	$105,000	$105,000

Toyota Motor Credit Corp.
0.250% due 04/20/2010	112,700	112,685
0.250% due 04/21/2010	150,000	149,979

World Bank
0.150% due 04/01/2010	225,000	225,000
0.150% due 04/06/2010	50,000	49,999
0.160% due 04/15/2010	80,000	79,995
0.160% due 05/07/2010	1,000	1,000
0.200% due 06/01/2010	225,000	224,966
0.200% due 07/07/2010	15,000	14,994
0.203% due 04/26/2010	270,000	269,962

		12,471,251

REPURCHASE AGREEMENTS 19.6%

Banc of America Securities LLC
0.030% due 04/01/2010	195,100	195,100
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 1.375% due 09/15/2012 valued at $199,129. Repurchase proceeds are $195,100.)
0.140% due 04/05/2010	100	100
(Dated 03/29/2010. Collateralized by U.S. Treasury Notes 1.250% due 11/30/2010 valued at $103. Repurchase proceeds are $100.)
0.350% due 12/07/2011	30,629	30,629

(Dated 12/07/2009. Collateralized by Burlington Resources, Inc. 8.200% due 03/15/2025 valued at $7,703; News America, Inc. 6.750% due 01/09/2038 valued at $6,454; Protective Life Corp. 7.375% due 10/15/2019 valued at $8,473; Safeway, Inc. 6.500% due 03/01/2011 valued at $5,321; and Vodafone Group PLC 5.500% due 06/15/2011 valued at $5,388. Repurchase proceeds are $30,629.)

0.380% due 03/22/2012	1,600	1,600

(Dated 03/22/2010. Collateralized by Burlington Resources, Inc. 8.200% due 03/15/2025 valued at $403; News America, Inc. 6.750% due 01/09/2038 valued at $336; Protective Life Corp. 7.375% due 10/15/2019 valued at $443; Safeway, Inc. 6.500% due 03/01/2011 valued at $278; and Vodafone Group PLC 5.500% due 06/15/2011 valued at $281. Repurchase proceeds are $1,600.)

Barclays Capital, Inc.
0.140% due 04/07/2010	78,000	78,000
(Dated 03/17/2010. Collateralized by Freddie Mac 2.000% due 06/15/2012 valued at $79,576. Repurchase proceeds are $78,000.)
0.140% due 04/08/2010	343,200	343,200

(Dated 03/11/2010. Collateralized by Fannie Mae 1.800% due 02/08/2013 valued at $101,808 and Freddie Mac 0.089% - 1.800% due 06/01/2010 - 03/25/2013 valued at $248,825. Repurchase proceeds are $343,201.)

0.140% due 04/09/2010	500,000	500,000
(Dated 03/10/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% - 3.625% due 07/15/2012 - 04/15/2028 valued at $511,136. Repurchase proceeds are $500,002.)
0.150% due 04/05/2010	100,000	100,000
(Dated 03/09/2010. Collateralized by Fannie Mae 2.180% due 04/23/2012 valued at $102,014. Repurchase proceeds are $100,000.)

See Accompanying Notes	Annual Report	March 31, 2010	117

Schedule of Investments  Short-Term Floating NAV Portfolio   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.150% due 04/13/2010	$200,000	$200,000
(Dated 03/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $204,119. Repurchase proceeds are $200,001.)
0.340% due 11/06/2011	24,620	24,620

(Dated 11/06/2009. Collateralized by Allegheny Energy Supply 8.250% due 04/15/2012 valued at $8,895; Time Warner 10.150% due 05/01/2012 valued at $12,377; and Tyco International Group S.A. 6.375% due 10/15/2011 valued at $5,687. Repurchase proceeds are $24,620.)

0.340% due 12/29/2011	5,510	5,510
(Dated 12/30/2009. Collateralized by Western Oil Sands, Inc. 8.375% due 05/01/2012 valued at $5,897. Repurchase proceeds are $5,510.)
0.380% due 03/22/2012	995	995

(Dated 03/22/2010. Collateralized by Allegheny Energy Supply 8.250% due 04/15/2012 valued at $295; Time Warner 10.150% due 05/01/2012 valued at $411; Tyco International Group S.A. 6.375% due 10/15/2011 valued at $188; and Western Oil Sands, Inc. 8.375% due 05/01/2012 valued at $194. Repurchase proceeds are $995.)

BNP Paribas Bank
0.140% due 04/23/2010	615,000	615,000

(Dated 03/25/2010. Collateralized by U.S. Treasury Bills 0.373% due 03/10/2011 valued at $249,095 and U.S. Treasury Notes 0.750% - 4.875% due 07/31/2011 - 12/31/2011 valued at $379,399. Repurchase proceeds are $615,002.)

Citigroup Global Markets, Inc.
0.150% due 04/20/2010	63,000	63,000
(Dated 01/20/2010. Collateralized by Freddie Mac 3.655% due 06/08/2016 valued at $65,111. Repurchase proceeds are $63,000.)
0.155% due 04/01/2010	410,000	410,000
(Dated 02/17/2010. Collateralized by Fannie Mae 3.996% - 6.500% due 01/01/2023 - 11/01/2047 valued at $414,237. Repurchase proceeds are $410,002.)
0.160% due 04/06/2010	50,000	50,000
(Dated 02/19/2010. Collateralized by Fannie Mae 7.000% due 05/01/2038 valued at $50,531. Repurchase proceeds are $50,000.)
0.160% due 04/12/2010	300,000	300,000
(Dated 02/24/2010. Collateralized by Fannie Mae 5.000% due 12/01/2039 valued at $304,354. Repurchase proceeds are $300,001.)
0.165% due 05/17/2010	200,000	200,000
(Dated 02/17/2010. Collateralized by Freddie Mac 5.071% - 6.000% due 03/01/2033 - 12/01/2038 valued at $187,520. Repurchase proceeds are $200,001.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.170% due 04/15/2010	$195,200	$195,200
(Dated 02/25/2010. Collateralized by Fannie Mae 3.221% - 5.500% due 05/01/2024 - 06/01/2038 valued at $199,421. Repurchase proceeds are $195,201.)
0.180% due 05/03/2010	247,000	247,000
(Dated 03/04/2010. Collateralized by Freddie Mac 4.740% - 5.928% due 07/01/2036 - 10/01/2038 valued at $236,329. Repurchase proceeds are $247,001.)

Credit Suisse Securities (USA) LLC
0.010% due 04/01/2010	149,500	149,500
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 2.750% due 11/30/2016 valued at $152,868. Repurchase proceeds are $149,500.)
0.150% due 04/05/2010	250,000	250,000

(Dated 03/04/2010. Collateralized by Fannie Mae 4.530% due 05/28/2019 valued at $50,840 and Freddie Mac 0.000% - 3.625% due 06/24/2010 - 08/25/2014 valued at $204,089. Repurchase proceeds are $250,001.)

Goldman Sachs & Co.
0.140% due 04/05/2010	500,000	500,000

(Dated 03/11/2010. Collateralized by Fannie Mae 4.500% - 5.000% due 07/01/2039 - 08/01/2039 valued at $417,402 and Freddie Mac 5.000% due 03/01/2038 valued at $84,677. Repurchase proceeds are $500,002.)

0.190% due 05/17/2010	600,000	600,000

(Dated 03/24/2010. Collateralized by Fannie Mae 4.000% - 5.500% due 10/01/2019 - 05/01/2039 valued at $404,741; Freddie Mac 5.000% due 02/01/2038 valued at $32,052; and Ginnie Mae 5.000% - 6.000% due 03/15/2038 - 08/20/2038 valued at $164,475. Repurchase proceeds are $600,003.)

0.190% due 05/21/2010	345,000	345,000

(Dated 03/24/2010. Collateralized by Freddie Mac 5.500% due 06/01/2036 valued at $128,707 and Ginnie Mae 4.500% - 5.000% due 07/15/2039 - 08/15/2039 valued at $216,764. Repurchase proceeds are $345,002.)

JPMorgan Chase Bank N.A.
0.010% due 04/01/2010	675,100	675,100

(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.500% - 3.375% due 01/15/2012 - 07/15/2016 valued at $516,465; and U.S. Treasury Notes 1.000% due 08/31/2011 valued at $174,058. Repurchase proceeds are $675,100.)

Morgan Stanley
0.160% due 04/13/2010	40,000	40,000
(Dated 03/17/2010. Collateralized by Federal Farm Credit Bank 2.490% due 02/03/2014 valued at $40,932. Repurchase proceeds are $40,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.180% due 06/16/2010	$39,000	$39,000
(Dated 03/16/2010. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2015 valued at $39,693. Repurchase proceeds are $39,000.)
0.190% due 04/15/2010	250,000	250,000

(Dated 03/15/2010. Collateralized by Fannie Mae 6.625% due 11/15/2030 valued at $63,514; Federal Home Loan Bank 0.158% - 0.345% due 05/19/2010 - 12/15/2010 valued at $64,792; and Freddie Mac 6.000% due 04/16/2037 valued at $131,412. Repurchase proceeds are $250,001.)

0.190% due 06/16/2010	65,000	65,000
(Dated 03/16/2010. Collateralized by Freddie Mac 0.190% due 07/12/2010 valued at $66,359. Repurchase proceeds are $65,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	697	697
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 07/22/2010 valued at $715. Repurchase proceeds are $697.)

TD Securities (USA) LLC
0.020% due 04/01/2010	300,000	300,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 2.375% - 4.250% due 08/15/2014 - 11/15/2019 valued at $306,298. Repurchase proceeds are $300,000.)
0.050% due 04/01/2010	200,000	200,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Bonds 8.125% due 05/15/2021 valued at $204,835. Repurchase proceeds are $200,000.)

		6,974,251

U.S. TREASURY BILLS 9.8%
0.176% due 04/08/2010 - 09/02/2010 (a)(c)	3,466,041	3,464,164

U.S. TREASURY CASH MANAGEMENT BILLS 2.8%
0.132% due 04/01/2010 - 07/15/2010 (a)	983,000	982,905

Total Short-Term Instruments (Cost $24,865,319)		24,865,390

Total Investments 101.1% (Cost $35,906,903)		$35,908,102

Other Assets and Liabilities (Net) (1.1%)		(384,989)

Net Assets 100.0%		$35,523,113

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	On March 31, 2010, securities valued at $2,862 were pledged as collateral for reverse repurchase agreements.
(d)	Restricted securities as of March 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds TSB Bank PLC	0.780%	02/17/2011	11/12/2009 - 12/16/2009	$24,408	$24,326	0.07%

118	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

(e)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$2,621,231	$40,482	$2,661,713
U.S. Government Agencies	0	6,111,011	0	6,111,011
U.S. Treasury Obligations	0	1,880,760	0	1,880,760
Short-Term Instruments	0	24,865,390	0	24,865,390
Other Investments +++	0	389,228	0	389,228

Investments, at value	$0	$35,867,620	$40,482	$35,908,102

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010
Corporate Bonds & Notes	$0	$41,008	$(20)	$0	$(506)	$0	$40,482	$(506)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.

See Accompanying Notes	Annual Report	March 31, 2010	119

Schedule of Investments  Short-Term Floating NAV Portfolio II

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 9.0%

BANKING & FINANCE 8.9%

Bank of America Corp.
4.250% due 10/01/2010	$1,525	$1,553

Bank of Scotland PLC
0.220% due 06/28/2010	2,700	2,698
0.290% due 06/18/2010	300	300
0.340% due 12/08/2010	500	499

Bear Stearns Cos. LLC
0.370% due 05/18/2010	150	150

Citibank N.A.
1.375% due 08/10/2011	20,000	20,168

Citigroup, Inc.
0.400% due 08/13/2010	4,641	4,640
6.500% due 01/18/2011	2,600	2,703

General Electric Capital Corp.
0.270% due 01/26/2011	15,000	14,997
1.625% due 01/07/2011	2,000	2,020
1.800% due 03/11/2011	10,000	10,121
4.875% due 10/21/2010	2,435	2,487
6.125% due 02/22/2011	550	575

HSBC Finance Corp.
0.500% due 05/10/2010	6,525	6,527
4.625% due 09/15/2010	5,400	5,490
5.250% due 01/14/2011	4,000	4,125
8.000% due 07/15/2010	1,510	1,540

International Bank for Reconstruction & Development
0.427% due 03/04/2011	8,401	8,425

JPMorgan Chase & Co.
0.381% due 04/01/2011	20,000	20,039
2.625% due 12/01/2010	10,000	10,146
6.750% due 02/01/2011	1,000	1,049

Kreditanstalt fuer Wiederaufbau
0.527% due 03/02/2011	250	250

Lloyds TSB Bank PLC
1.071% due 04/01/2011	8,000	8,047
2.300% due 04/01/2011	5,000	5,086

Merrill Lynch & Co., Inc.
0.450% due 02/15/2011	2,000	1,966
4.500% due 11/04/2010	3,200	3,263
4.790% due 08/04/2010	6,500	6,584

Monumental Global Funding III
0.290% due 05/26/2010	10,000	9,985

Morgan Stanley
0.827% due 03/04/2011	2,000	2,012
2.900% due 12/01/2010	2,000	2,033
4.250% due 05/15/2010	3,122	3,133
5.050% due 01/21/2011	17,500	18,070
6.750% due 04/15/2011	5,000	5,280

National City Bank
0.348% due 06/18/2010	115	115

PNC Funding Corp.
0.531% due 06/22/2011	125	126

Pricoa Global Funding I
1.052% due 06/04/2010	5,800	5,807

Principal Life Income Funding Trusts
0.658% due 09/17/2010	5,000	4,998

Royal Bank of Canada
0.538% due 09/28/2010	300	300

Royal Bank of Scotland Group PLC
0.650% due 04/08/2011	9,000	9,018

Sun Life Financial Global Funding LP
0.508% due 07/06/2010	5,000	5,001

Suncorp-Metway Ltd.
1.501% due 04/15/2011	20,000	20,243

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SunTrust Bank
0.907% due 12/16/2010	$3,200	$3,217

Svenska Handelsbanken AB
0.201% due 07/01/2011	8,400	8,388

UBS AG
1.159% due 04/22/2010	2,100	2,101
1.173% due 06/19/2010	1,000	1,002

Union Bank N.A.
0.337% due 03/16/2011	300	300

Wachovia Corp.
4.375% due 06/01/2010	1,500	1,509

Wells Fargo & Co.
0.351% due 01/12/2011	1,500	1,501

		249,587

UTILITIES 0.1%

France Telecom S.A.
7.750% due 03/01/2011	370	393

Verizon Global Funding Corp.
7.250% due 12/01/2010	2,000	2,087

		2,480

Total Corporate Bonds & Notes (Cost $252,023)		252,067

MUNICIPAL BONDS & NOTES 0.2%

Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	5,000	5,020

Oklahoma State University Revenue Notes, Series 2009
2.553% due 08/01/2011	1,600	1,609

Total Municipal Bonds & Notes (Cost $6,611)		6,629

U.S. GOVERNMENT AGENCIES 35.1%

Fannie Mae
0.000% due 05/15/2010	884	883
0.129% due 07/27/2011	35,000	34,973
0.130% due 05/13/2011	64,500	64,474
0.140% due 08/11/2011	150,000	149,895
0.141% due 07/13/2010	500	500
0.197% due 09/19/2011	10,000	9,999
0.199% due 08/05/2010	5,000	5,001
0.349% due 04/29/2011	19,500	19,534
0.600% due 10/22/2010	11,000	11,031
1.500% due 09/16/2010	2,530	2,544
1.750% due 03/23/2011	12,464	12,609
2.375% due 05/20/2010	144	144
2.875% due 10/12/2010	3,041	3,081
3.000% due 07/12/2010	371	374
3.250% due 08/12/2010	1,020	1,031
3.625% due 05/28/2010	20	20
4.125% due 05/15/2010	556	559
4.250% due 08/15/2010	65	66
4.375% due 09/13/2010	348	355
4.500% due 02/15/2011	197	204
4.625% due 06/01/2010	6,975	7,026
4.700% due 07/28/2010	150	152
4.750% due 04/19/2010 - 12/15/2010	2,832	2,838
5.000% due 04/19/2010	100	100
5.125% due 04/15/2011	1,710	1,792
5.500% due 03/15/2011	45	47
6.625% due 11/15/2010	2,019	2,096
7.125% due 06/15/2010	2,264	2,296

Federal Farm Credit Bank
0.110% due 10/12/2010	10,000	9,997
0.157% due 05/24/2010	15,000	15,000
0.180% due 05/06/2011	15,000	14,988
0.190% due 05/17/2011	15,000	14,989

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.240% due 07/12/2011	$50,000	$49,979
0.242% due 06/27/2011	50,000	49,972
0.292% due 11/03/2010	3,000	3,001
0.478% due 11/04/2010	1,000	1,002
1.800% due 03/17/2011	700	708
2.250% due 07/01/2010	68	68
2.330% due 09/03/2010	550	555
2.750% due 05/04/2010	55	55
3.200% due 07/15/2010	50	50
4.180% due 09/22/2010	55	56
4.450% due 08/27/2010	4,700	4,780
4.650% due 04/05/2010	30	30
4.750% due 05/07/2010	645	648
4.780% due 05/03/2010	100	100
4.875% due 02/18/2011	2,706	2,809
5.000% due 09/21/2010	25	26
5.250% due 09/13/2010	720	736
5.750% due 01/18/2011	125	130
5.930% due 07/06/2010	100	102
6.000% due 03/07/2011	3,405	3,577
6.300% due 12/20/2010	235	245

Federal Home Loan Bank
0.111% due 07/15/2011	25,000	24,976
0.120% due 05/26/2011	20,000	19,997
0.130% due 07/11/2011	20,000	19,986
0.134% due 07/20/2011	10,000	9,993
0.160% due 01/14/2011	5,000	5,000
0.190% due 05/26/2011	11,000	10,998
0.200% due 10/08/2010	650	650
0.250% due 05/27/2011 - 06/07/2011	132,600	132,582
0.280% due 08/17/2011	35,000	34,997
0.500% due 10/15/2010 - 05/10/2011	23,630	23,634
0.570% due 12/29/2010	200	200
0.660% due 11/08/2010	5,650	5,667
0.700% due 04/18/2011	10,000	10,012
0.750% due 03/25/2011	22,300	22,332
0.850% due 12/03/2010	350	351
1.000% due 07/06/2010	50	50
1.060% due 07/13/2010	500	501
1.300% due 07/30/2010	500	502
1.375% due 08/27/2010 - 09/09/2010	635	638
1.625% due 01/21/2011 - 03/16/2011	3,830	3,865
2.750% due 06/18/2010	1,575	1,584
3.000% due 06/11/2010 - 12/10/2010	4,715	4,757
3.375% due 05/14/2010 - 10/20/2010	4,235	4,299
3.500% due 07/16/2010 - 12/10/2010	50	51
3.510% due 06/24/2010	40	40
3.625% due 12/17/2010	10	10
4.125% due 08/13/2010	1,715	1,740
4.200% due 05/24/2010	30	30
4.250% due 11/02/2010 - 11/15/2010	3,680	3,760
4.375% due 09/17/2010 - 10/22/2010	1,535	1,566
4.500% due 05/12/2010 - 06/22/2010	50	50
4.550% due 05/18/2010	75	75
4.625% due 02/18/2011	980	1,015
4.750% due 08/13/2010 - 12/10/2010	765	785
4.765% due 04/13/2010	25	25
4.785% due 08/26/2010	15	15
4.800% due 04/05/2010	25	25
5.000% due 06/30/2010 - 03/23/2011	3,760	3,876
5.125% due 09/10/2010 - 09/29/2010	1,790	1,832
5.250% due 06/11/2010	95	96
5.875% due 02/15/2011	135	141

120	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.625% due 11/15/2010	$265	$275
6.875% due 08/13/2010	35	36

Freddie Mac
0.109% due 02/01/2011	2,103	2,102
0.151% due 07/12/2010	8,000	8,000
0.216% due 09/26/2011	10,000	10,000
0.232% due 09/03/2010	3,000	3,001
0.324% due 03/09/2011	5,040	5,047
1.450% due 09/10/2010	23	23
1.500% due 01/07/2011	85	86
1.750% due 04/20/2011	32,000	32,018
2.375% due 05/28/2010	2,100	2,107
2.750% due 04/11/2011	4,000	4,088
2.875% due 11/23/2010	816	829
3.125% due 10/25/2010	635	644
3.230% due 08/13/2010	15	15
3.250% due 07/16/2010 - 02/25/2011	8,927	9,040
3.880% due 09/17/2010	2,600	2,642
4.020% due 04/28/2010	18	18
4.125% due 04/14/2010 - 02/24/2011	20,311	20,934
4.250% due 10/28/2010	25	26
4.300% due 02/03/2011	425	438
4.500% due 07/06/2010	9	9
4.750% due 09/22/2010 - 01/18/2011	2,953	3,046
4.875% due 08/16/2010	664	676
5.000% due 10/18/2010	91	93
5.125% due 08/23/2010 - 04/18/2011	7,970	8,201
5.625% due 03/15/2011	79	83
6.875% due 09/15/2010	755	778

Tennessee Valley Authority
0.000% due 05/01/2010	700	700
5.625% due 01/18/2011	4,570	4,760

Total U.S. Government Agencies (Cost $979,584)		979,645

U.S. TREASURY OBLIGATIONS 1.9%

U.S. Treasury Notes
1.000% due 07/31/2011	53,200	53,491

Total U.S. Treasury Obligations (Cost $53,447)		53,491

ASSET-BACKED SECURITIES 0.5%

Ally Auto Receivables Trust
0.396% due 09/15/2010	385	385

Ford Credit Auto Owner Trust
0.357% due 09/15/2010	216	216

Honda Auto Receivables Owner Trust
0.269% due 02/22/2011	13,261	13,261

Total Asset-Backed Securities (Cost $13,862)		13,862

SHORT-TERM INSTRUMENTS 55.9%

CERTIFICATES OF DEPOSIT 2.7%

Bank of Nova Scotia
0.905% due 06/28/2010	400	401

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.220% due 04/15/2010	25,000	25,000

Barclays Bank PLC
0.530% due 01/12/2011	8,000	8,002
1.109% due 03/22/2011	2,300	2,299

BNP Paribas Finance, Inc.
0.340% due 03/22/2011	9,800	9,800

Norinchukin Bank
0.250% due 04/26/2010	25,000	25,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Royal Bank of Scotland Group PLC
0.829% due 07/19/2010	$5,500	$5,505

		76,007

COMMERCIAL PAPER 35.3%

Banco Bilbao Vizcaya Argentaria S.A.
0.320% due 04/22/2010	2,000	2,000

Bank of America Corp.
0.170% due 04/05/2010	25,000	24,999
0.180% due 04/05/2010	5,300	5,300
0.340% due 04/05/2010	2,500	2,500

BNP Paribas Finance, Inc.
0.180% due 04/12/2010	42,000	41,998
0.210% due 04/15/2010	5,000	5,000

Citigroup Funding, Inc.
0.200% due 04/09/2010	9,800	9,800

ENI Finance USA, Inc.
0.230% due 04/28/2010	30,000	29,995

Fannie Mae
0.185% due 06/23/2010	13,000	12,997
0.260% due 09/01/2010	75,000	74,927
0.280% due 08/03/2010	9,000	8,994
0.450% due 03/01/2011	70,000	69,695

Federal Home Loan Bank
0.133% due 04/21/2010	33,000	32,997
0.180% due 11/17/2010	15,000	14,997
0.185% due 06/25/2010	12,000	11,997
0.190% due 06/23/2010	8,000	7,998
0.230% due 07/06/2010	1,000	1,000
0.300% due 04/01/2010	5,000	5,000
0.388% due 04/19/2010	15,000	14,999
0.550% due 05/28/2010	6,000	6,001
0.560% due 06/22/2010	150	150
0.800% due 04/23/2010	7,000	7,001
0.820% due 04/28/2010	1,000	1,000
0.875% due 04/16/2010	200	200

FPL Group Capital, Inc.
0.410% due 04/16/2010	20,000	19,997
0.420% due 04/23/2010	3,300	3,299

Freddie Mac
0.162% due 05/17/2010	5,000	4,999
0.175% due 05/11/2010	5,000	4,999
0.190% due 07/12/2010	70,000	69,968
0.200% due 06/01/2010	251	251
0.200% due 07/01/2010	50,000	49,980
0.209% due 05/05/2010	4,000	3,999
0.210% due 09/21/2010	20,000	19,978
0.230% due 08/03/2010	6,000	5,996
0.250% due 07/15/2010	115	115

Groupe BPCE
0.255% due 04/19/2010	15,000	14,998

HSBC Americas, Inc.
0.190% due 04/14/2010	22,750	22,748
0.210% due 05/05/2010	9,850	9,848

Metropolitan Life Global Funding I
0.858% due 09/17/2010	9,100	9,126

Nordea North America, Inc.
0.170% due 04/05/2010	42,000	41,999

Royal Park Investments S.A.
0.210% due 04/20/2010	25,000	24,997
0.220% due 04/15/2010	5,000	5,000
0.235% due 05/04/2010	11,400	11,397

Société de Prise de Participation de l’Etat
0.205% due 05/18/2010	40,000	39,989

Societe Generale N.A.
0.210% due 04/15/2010	25,000	24,998

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Straight-A Funding LLC
0.190% due 05/10/2010	$20,000	$19,996
0.190% due 05/12/2010	15,000	14,997
0.200% due 06/02/2010	10,000	9,996
0.220% due 06/09/2010	25,000	24,988

Svenska Handelsbanken AB
0.200% due 05/18/2010	4,000	3,999

Toyota Motor Credit Corp.
0.250% due 04/20/2010	25,500	25,497

World Bank
0.150% due 04/01/2010	25,000	25,000
0.160% due 04/15/2010	20,000	19,999
0.200% due 06/01/2010	25,000	24,996
0.200% due 07/07/2010	35,000	34,985

		984,679

REPURCHASE AGREEMENTS 5.4%

Barclays Capital, Inc.
0.030% due 04/01/2010	134,800	134,800
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $138,046. Repurchase proceeds are $134,800.)

JPMorgan Chase Bank N.A.
0.030% due 04/01/2010	15,000	15,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $15,327. Repurchase proceeds are $15,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	675	675
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 07/22/2010 valued at $690. Repurchase proceeds are $675.)

		150,475

U.S. TREASURY BILLS 9.6%
0.134% due 04/15/2010 - 08/26/2010 (a)	269,000	268,951

U.S. TREASURY CASH MANAGEMENT BILLS 2.9%
0.150% due 04/01/2010 - 07/15/2010 (a)	81,000	80,968

Total Short-Term Instruments (Cost $1,561,044)		1,561,080

Total Investments 102.6% (Cost $2,866,571)		$2,866,774

Other Assets and Liabilities (Net) (2.6%)		(72,147)

Net Assets 100.0%		$2,794,627

See Accompanying Notes	Annual Report	March 31, 2010	121

Schedule of Investments   Short-Term Floating NAV Portfolio II  (Cont.)

March 31, 2010

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$252,067	$0	$252,067
U.S. Government Agencies	0	979,645	0	979,645
Short-Term Instruments	0	1,561,080	0	1,561,080
Other Investments +++	0	73,982	0	73,982

Investments, at value	$0	$2,866,774	$0	$2,866,774

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.

122	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments  U.S. Government Sector Portfolio

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 9.4%

BANKING & FINANCE 8.5%

Bear Stearns Cos. LLC
0.460% due 08/15/2011	$100	$100

Citibank N.A.
1.875% due 05/07/2012	100,000	101,349

Citigroup, Inc.
2.125% due 04/30/2012	100,000	101,882

Goldman Sachs Group, Inc.
0.551% due 06/28/2010	11,600	11,608
0.652% due 10/07/2011	2,000	2,002

JPMorgan Chase & Co.
0.421% due 01/17/2011	400	401

Kreditanstalt fuer Wiederaufbau
3.500% due 03/10/2014	200	208

Morgan Stanley
0.501% due 01/18/2011	100	100
2.350% due 05/14/2010	200	200

New York Community Bank
3.000% due 12/16/2011	20,000	20,666

Regions Bank
3.250% due 12/09/2011	45,000	46,693

SovRisc BV
5.250% due 04/30/2011	3,700	3,818

SunTrust Bank
3.000% due 11/16/2011	45,000	46,482

U.S. Trade Funding Corp.
4.260% due 11/15/2014	6,733	7,070

		342,579

INDUSTRIALS 0.4%

CVS Caremark Corp.
0.552% due 06/01/2010	14,100	14,103

Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	500	528

		14,631

UTILITIES 0.5%

BellSouth Corp.
4.950% due 04/26/2021	16,600	16,638

Ohio Power Co.
0.431% due 04/05/2010	2,400	2,400

		19,038

Total Corporate Bonds & Notes (Cost $370,113)		376,248

MUNICIPAL BONDS & NOTES 0.1%

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,400	2,041

Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	2,020	2,000

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	1,100	1,132

Total Municipal Bonds & Notes (Cost $5,355)		5,173

U.S. GOVERNMENT AGENCIES 21.6%

Egypt Government AID Bond
4.450% due 09/15/2015	35,000	37,650

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fannie Mae
0.289% due 12/25/2036	$3,279	$3,239
0.349% due 03/25/2034	1,607	1,554
0.359% due 03/25/2036	2,578	2,340
0.449% due 07/25/2032	840	756
0.469% due 06/25/2033	1,282	1,227
0.489% due 06/25/2032	2	2
0.549% due 03/25/2032	605	584
0.569% due 11/25/2032	9	8
0.579% due 05/25/2042	777	752
0.700% due 08/25/2021 - 03/25/2022	110	110
0.850% due 08/25/2022	31	31
0.950% due 04/25/2022	46	46
1.000% due 11/23/2011 (d)	199,000	199,250
1.129% due 04/25/2032	836	848
1.671% due 02/01/2041 - 10/01/2044	15,347	15,257
1.871% due 11/01/2030	2	2
2.405% due 11/01/2035	1,202	1,225
2.442% due 11/01/2035	2,331	2,381
2.455% due 12/01/2032	9	9
2.516% due 06/01/2021	1,829	1,916
2.632% due 10/01/2032	51	53
2.650% due 12/01/2031	11	11
2.781% due 07/01/2018	476	483
2.820% due 05/01/2025	15	15
2.857% due 12/01/2029	9	10
2.966% due 06/01/2032	4	4
3.042% due 12/01/2022	42	44
3.078% due 11/01/2020	26	26
3.080% due 09/01/2031	77	79
3.125% due 09/01/2022	5	5
3.129% due 03/01/2018	22	22
3.145% due 09/01/2028	34	35
3.250% due 05/01/2022	13	13
3.263% due 08/01/2036	690	717
3.305% due 05/01/2032	14	15
3.347% due 10/01/2025	38	39
3.405% due 01/01/2029	22	22
3.407% due 01/01/2036	5,252	5,455
3.452% due 12/01/2035	541	558
3.597% due 03/01/2026	20	21
3.875% due 09/01/2017 - 01/01/2018	37	38
3.970% due 02/01/2026	13	13
4.105% due 01/01/2018	32	32
4.254% due 09/01/2033	5	5
4.338% due 12/01/2029	8	8
4.344% due 12/01/2029	26	26
4.500% due 04/25/2016 - 09/25/2020	10,725	10,992
4.625% due 05/01/2013	11,757	12,560
4.650% due 08/01/2014	27	28
4.744% due 03/01/2035	2,711	2,834
4.973% due 08/01/2028	13	14
5.000% due 01/25/2017 - 02/25/2017	2,420	2,481
5.250% due 08/01/2012	50,000	53,860
5.401% due 06/01/2025	19	19
5.433% due 09/01/2026	745	769
5.500% due 05/25/2027 - 11/01/2036	16,450	17,180
5.650% due 11/01/2014	19	20
5.800% due 02/09/2026	30,000	31,014
5.950% due 02/25/2044	4,094	4,399
6.000% due 05/01/2037	2,938	3,135

Farmer Mac
7.344% due 07/25/2011	1,570	1,570

Federal Home Loan Bank
4.625% due 09/11/2020	30,800	31,882
6.640% due 12/13/2016	75	89

Financing Corp.
0.000% due 06/06/2013	70	65

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
0.000% due 12/11/2025	$9,084	$3,901
0.469% due 07/25/2031	509	478
0.580% due 12/15/2030 - 06/15/2031	1,977	1,978
0.630% due 11/15/2016 - 03/15/2017	2,737	2,734
0.730% due 06/15/2030 - 12/15/2032	765	766
0.780% due 06/15/2031	245	246
0.950% due 02/15/2027	22	23
1.681% due 10/25/2044 - 02/25/2045	7,411	7,093
1.881% due 07/25/2044	3,738	3,588
2.600% due 02/01/2032	8	8
2.604% due 12/01/2031	8	9
2.605% due 02/01/2032	18	18
2.625% due 12/01/2031	61	63
2.748% due 07/01/2020	139	141
2.753% due 08/01/2019	44	45
2.912% due 02/01/2024	45	45
3.019% due 01/01/2032	40	41
3.081% due 03/01/2025	1	1
3.083% due 05/01/2032	19	20
3.086% due 02/01/2018	48	50
3.123% due 10/01/2031	9	9
3.160% due 04/01/2027	18	19
3.231% due 08/01/2031	3	3
3.323% due 07/01/2029	21	21
3.785% due 08/01/2020	33	33
4.128% due 02/01/2025	11	11
4.250% due 05/22/2013 - 02/15/2025	741	744
4.500% due 07/06/2010 - 09/15/2035	18,631	17,953
4.629% due 02/01/2035	5,080	5,332
4.664% due 06/01/2035	11,830	12,161
5.000% due 01/15/2018 - 01/15/2034	19,898	20,464
5.084% due 03/01/2035	360	380
5.400% due 03/17/2021	500	543
5.500% due 08/15/2030 - 04/01/2040	12,334	12,934
6.500% due 10/25/2043	1,597	1,758

Ginnie Mae
3.125% due 10/20/2023 - 10/20/2024	126	128
3.625% due 07/20/2025 - 08/20/2026	907	934
4.250% due 02/20/2030	1,597	1,655
4.375% due 04/20/2023 - 04/20/2032	1,499	1,551
5.000% due 05/20/2034	28,433	28,145
8.500% due 03/20/2025	65	72

Israel Government AID Bond
0.000% due 11/01/2024	178,000	84,343
5.500% due 09/18/2023 - 04/26/2024	98,505	106,954

Residual Funding Strip
0.000% due 10/15/2019	80	53

Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	712	708
1.000% due 03/25/2025 - 07/25/2025	580	579
1.100% due 01/25/2019 - 11/25/2024	770	768
4.500% due 03/01/2023	847	881
4.760% due 09/01/2025	23,068	24,204
4.770% due 04/01/2024	6,897	7,244
4.875% due 09/10/2013	1,035	1,083
4.930% due 01/01/2024	5,239	5,523
5.136% due 08/10/2013	5,516	5,827
5.240% due 08/01/2023	3,387	3,554

See Accompanying Notes	Annual Report	March 31, 2010	123

Schedule of Investments  U.S. Government Sector Portfolio   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.060% due 11/01/2019	$837	$914
7.220% due 11/01/2020	861	943
7.449% due 08/01/2010	67	68

Tennessee Valley Authority
5.500% due 06/15/2038	35,000	35,964
6.250% due 12/15/2017	480	555

U.S. Department of Housing and Urban Development
4.930% due 08/01/2014	4,000	4,364
5.190% due 08/01/2016	5,000	5,360

Total U.S. Government Agencies (Cost $857,839)		865,834

U.S. TREASURY OBLIGATIONS 74.4%

U.S. Treasury Bonds
4.250% due 05/15/2039	1,120	1,038
5.375% due 02/15/2031	67,221	74,384
6.125% due 11/15/2027 (d)	83,500	100,017
6.250% due 08/15/2023	35,400	42,547
8.000% due 11/15/2021 (d)	250,000	340,703

U.S. Treasury Notes
0.875% due 01/31/2012 (c)(d)	1,300,000	1,298,934
0.875% due 02/29/2012	23,200	23,159
2.375% due 10/31/2014	90	90
2.375% due 02/28/2015	227,300	225,792
2.625% due 06/30/2014	11,800	11,977
2.625% due 04/30/2016	200,000	195,766
3.000% due 02/28/2017 (d)	400,000	393,656
3.625% due 08/15/2019 (c)	247,300	244,364
4.000% due 08/15/2018	35,900	36,988

Total U.S. Treasury Obligations (Cost $3,010,565)		2,989,415

MORTGAGE-BACKED SECURITIES 8.2%

Bear Stearns Adjustable Rate Mortgage Trust
2.918% due 04/25/2033	478	429
2.927% due 04/25/2033	44	42
3.107% due 11/25/2034	3,785	3,396
3.399% due 02/25/2033	103	87
3.705% due 01/25/2034	791	706
5.382% due 04/25/2033	630	600

Bear Stearns Alt-A Trust
0.389% due 02/25/2034	4,740	3,566
5.590% due 11/25/2036	29,525	19,305
5.599% due 11/25/2036	39,261	25,979

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	35	35

Bear Stearns Mortgage Funding Trust
0.299% due 02/25/2037	1,895	1,863

CBA Commercial Small Balance Commercial Mortgage
0.509% due 12/25/2036	3,376	2,270

CC Mortgage Funding Corp.
0.359% due 05/25/2048	7,873	3,526
0.479% due 08/25/2035	1,596	994

Citigroup Mortgage Loan Trust, Inc.
2.990% due 12/25/2035	3,110	2,835

Countrywide Alternative Loan Trust
0.309% due 09/20/2046	480	477
0.389% due 02/25/2047	1,444	774
0.409% due 02/20/2047	12,213	6,132
0.409% due 05/25/2047	8,964	4,713
0.429% due 05/25/2036	886	453
0.439% due 05/25/2035	1,910	1,105
0.439% due 03/20/2046	9,473	4,928
0.509% due 12/25/2035	730	475
1.471% due 02/25/2036	882	483
5.500% due 03/25/2036	5,575	3,531

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
0.459% due 05/25/2035	$3,145	$1,830
0.519% due 04/25/2035	663	376
0.559% due 02/25/2035	1,996	1,378
0.569% due 02/25/2035	1,172	814
3.106% due 04/25/2035	1,062	700
5.681% due 09/20/2036	14,372	8,391

Credit Suisse First Boston Mortgage Securities Corp.
2.118% due 05/25/2032	44	42
3.499% due 06/25/2032	53	47

Deutsche ALT-A Securities, Inc.
0.299% due 01/25/2047	373	363
0.309% due 02/25/2037	295	289

Downey Savings & Loan Association Mortgage Loan Trust
0.489% due 08/19/2045	1,577	963

First Republic Mortgage Loan Trust
0.709% due 06/25/2030	601	548
0.730% due 11/15/2030	674	623

GMAC Commercial Mortgage Securities, Inc.
6.957% due 09/15/2035	380	388

Greenpoint Mortgage Funding Trust
0.309% due 01/25/2047	4,745	4,354
0.449% due 06/25/2045	1,477	883

GS Mortgage Securities Corp. II
0.318% due 03/06/2020	10,080	9,731

GSR Mortgage Loan Trust
3.402% due 04/25/2036	9,867	7,490

GSRPM Mortgage Loan Trust
0.929% due 01/25/2032	182	162

Harborview Mortgage Loan Trust
0.319% due 01/19/2038	1,022	1,010
0.359% due 04/19/2038	3,869	2,059
0.449% due 05/19/2035	3,987	2,370
0.599% due 02/19/2034	1,023	836

Impac CMB Trust
1.229% due 07/25/2033	178	159

Indymac Index Mortgage Loan Trust
0.319% due 11/25/2046	1,268	1,249
0.549% due 02/25/2035	5,797	3,712

JPMorgan Mortgage Trust
5.005% due 07/25/2035	4,118	3,880
5.307% due 02/25/2036	7,292	6,648

MASTR Adjustable Rate Mortgages Trust
3.148% due 05/25/2034	522	466

MASTR Asset Securitization Trust
4.500% due 03/25/2018	783	783
5.500% due 09/25/2033	778	796

Merrill Lynch Floating Trust
0.300% due 06/15/2022	3,543	3,240

Merrill Lynch Mortgage Investors, Inc.
1.934% due 12/25/2032	368	346

Morgan Stanley Capital I
0.289% due 10/15/2020	11,712	10,784
4.490% due 01/13/2041	350	356

Prime Mortgage Trust
5.000% due 02/25/2019	2,031	2,041

Residential Accredit Loans, Inc.
0.529% due 08/25/2035	2,880	1,661
0.629% due 03/25/2033	4,013	3,441
1.831% due 09/25/2045	1,184	622

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	248	248
8.500% due 10/25/2031	1,249	1,240

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	$131	$132

Sequoia Mortgage Trust
0.579% due 10/19/2026	2,325	1,756
0.579% due 07/20/2033	3,211	2,576
0.699% due 07/20/2033	2,258	1,356

Structured Adjustable Rate Mortgage Loan Trust
1.871% due 01/25/2035	963	455

Structured Asset Mortgage Investments, Inc.
0.299% due 08/25/2036	425	422
0.329% due 09/25/2047	852	835
0.449% due 05/25/2036	37,471	19,496
0.579% due 03/19/2034	1,046	904
0.809% due 07/19/2034	512	421

Structured Asset Securities Corp.
0.279% due 05/25/2036	825	790
3.183% due 10/25/2035	2,261	1,907

TBW Mortgage-Backed Pass-Through Certificates
0.339% due 01/25/2037	1,811	1,613

Thornburg Mortgage Securities Trust
0.329% due 03/25/2037	13,106	12,808
0.339% due 11/25/2046	9,818	9,580
0.349% due 10/25/2046	12,642	12,338

Wachovia Bank Commercial Mortgage Trust
0.322% due 09/15/2021	24,941	22,272

WaMu Mortgage Pass-Through Certificates
0.459% due 04/25/2045	4,633	3,704
0.489% due 11/25/2045	3,272	2,517
0.499% due 12/25/2045	1,912	1,461
1.201% due 01/25/2047	2,625	1,579
1.281% due 12/25/2046	5,189	3,119
1.451% due 06/25/2046	7,213	4,546
1.471% due 02/25/2046	5,387	4,105
1.671% due 11/25/2042	1,139	837
1.760% due 05/25/2041	481	437
2.784% due 03/25/2034	547	506
3.328% due 05/25/2046	1,300	823
3.328% due 07/25/2046	13,051	8,938
3.328% due 08/25/2046	32,948	20,862
3.328% due 09/25/2046	5,353	3,291
3.328% due 10/25/2046	2,798	1,851
3.328% due 12/25/2046	2,965	1,629

Washington Mutual MSC Mortgage Pass-Through Certificates
2.780% due 05/25/2033	87	75
3.662% due 02/25/2033	3	2
3.666% due 02/25/2033	65	52

Wells Fargo Mortgage-Backed Securities Trust
3.049% due 07/25/2035	3,564	3,554
4.473% due 11/25/2033	396	399

Total Mortgage-Backed Securities (Cost $460,090)		329,971

ASSET-BACKED SECURITIES 1.9%

Accredited Mortgage Loan Trust
0.279% due 02/25/2037	920	912

ACE Securities Corp.
0.279% due 08/25/2036	870	755

Asset-Backed Securities Corp. Home Equity
0.309% due 05/25/2037	561	383
0.750% due 06/15/2031	486	363
0.770% due 11/15/2031	40	31

Bear Stearns Asset-Backed Securities Trust
0.279% due 11/25/2036	1,481	1,393
0.299% due 12/25/2036	711	648
0.309% due 10/25/2036	938	859
0.339% due 11/25/2036	6,491	4,392
0.889% due 10/25/2032	124	110

124	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carrington Mortgage Loan Trust
0.279% due 10/25/2036	$1,141	$1,115
0.279% due 12/25/2036	1,640	1,465
0.389% due 01/25/2036	1,163	1,148
0.549% due 10/25/2035	1,527	1,435

CIT Group Home Equity Loan Trust
0.499% due 06/25/2033	252	204

Citigroup Mortgage Loan Trust, Inc.
0.269% due 12/25/2036	1,799	1,677
0.289% due 05/25/2037	1,455	1,309
0.339% due 08/25/2036	1,186	978

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,400	1,025

Countrywide Asset-Backed Certificates
0.279% due 05/25/2047	1,090	1,060
0.309% due 10/25/2047	930	880
0.329% due 09/25/2037	959	900
0.329% due 09/25/2047	1,468	1,372
0.389% due 02/25/2036	180	174
0.409% due 09/25/2036	2,929	2,316
0.419% due 06/25/2036	2,096	1,701

Credit Suisse First Boston Mortgage Securities Corp.
0.849% due 01/25/2032	125	91

Credit-Based Asset Servicing & Securitization LLC
0.299% due 01/25/2037	1,907	857
0.319% due 12/25/2037	6	6

First Franklin Mortgage Loan Asset-Backed Certificates
0.269% due 09/25/2036	297	295
0.269% due 01/25/2038	356	352
0.599% due 12/25/2034	57	57

Fremont Home Loan Trust
0.279% due 10/25/2036	361	353

GE-WMC Mortgage Securities LLC
0.269% due 08/25/2036	119	44

GSAMP Trust
0.299% due 12/25/2036	1,962	1,289
0.319% due 11/25/2035	266	35

Home Equity Asset Trust
0.289% due 05/25/2037	721	695
1.149% due 02/25/2033	1	1

HSI Asset Securitization Corp. Trust
0.279% due 10/25/2036	1,428	977
0.279% due 12/25/2036	612	570

Indymac Residential Asset-Backed Trust
0.309% due 07/25/2037	699	684
0.359% due 04/25/2047	1,188	1,162

IXIS Real Estate Capital Trust
0.289% due 05/25/2037	50	15

JPMorgan Mortgage Acquisition Corp.
0.279% due 07/25/2036	281	278
0.279% due 10/25/2036	3,106	2,956
0.289% due 03/25/2047	1,321	925
0.298% due 11/25/2036	29	29
0.309% due 08/25/2036	72	24
0.309% due 03/25/2037	900	839

LA Arena Funding LLC
7.656% due 12/15/2026	74	70

Lehman ABS Mortgage Loan Trust
0.319% due 06/25/2037	1,114	485

Long Beach Mortgage Loan Trust
0.509% due 10/25/2034	1,548	1,309

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Asset-Backed Securities Trust
0.279% due 11/25/2036	$443	$321
0.289% due 11/25/2036	543	540
0.309% due 05/25/2037	1,342	1,281

Merrill Lynch First Franklin Mortgage Loan Trust
0.289% due 07/25/2037	1,986	1,946

Merrill Lynch Mortgage Investors, Inc.
0.299% due 07/25/2037	514	494
0.349% due 02/25/2037	880	535

Mid-State Trust
7.340% due 07/01/2035	246	244

Morgan Stanley ABS Capital I
0.269% due 10/25/2036	935	922
0.279% due 09/25/2036	263	262
0.279% due 10/25/2036	293	288
0.279% due 11/25/2036	1,046	1,026
0.289% due 05/25/2037	1,757	1,471

Morgan Stanley Home Equity Loan Trust
0.279% due 12/25/2036	1,394	1,351

Morgan Stanley IXIS Real Estate Capital Trust
0.279% due 11/25/2036	435	423

Morgan Stanley Mortgage Loan Trust
0.299% due 01/25/2047	2,343	1,955

Nationstar Home Equity Loan Trust
0.289% due 03/25/2037	466	462
0.349% due 04/25/2037	831	788

New Century Home Equity Loan Trust
0.409% due 05/25/2036	1,869	1,219
0.489% due 06/25/2035	796	733

Option One Mortgage Loan Trust
0.279% due 01/25/2037	60	60
0.289% due 07/25/2037	902	864

Renaissance Home Equity Loan Trust
0.929% due 08/25/2032	2	1

Residential Asset Mortgage Products, Inc.
0.299% due 02/25/2037	687	674
0.329% due 08/25/2046	61	61

Residential Asset Securities Corp.
0.289% due 01/25/2037	1,130	1,105
0.299% due 02/25/2037	631	606
0.339% due 04/25/2037	1,013	989

Salomon Brothers Mortgage Securities VII, Inc.
0.829% due 03/25/2032	37	36
1.129% due 01/25/2032	147	86

Saxon Asset Securities Trust
0.749% due 08/25/2032	9	9

SBI HELOC Trust
0.399% due 08/25/2036	575	551

Securitized Asset-Backed Receivables LLC Trust
0.269% due 01/25/2037	1,508	1,434
0.289% due 12/25/2036	2,537	966
0.309% due 11/25/2036	969	342

Soundview Home Equity Loan Trust
0.289% due 11/25/2036	995	597
0.309% due 06/25/2037	1,616	1,364

Specialty Underwriting & Residential Finance
0.289% due 01/25/2038	1,506	1,172

Structured Asset Investment Loan Trust
0.269% due 09/25/2036	98	97
0.279% due 07/25/2036	1,325	1,254

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp.
0.309% due 01/25/2037	$564	$549
0.329% due 01/25/2037	1,413	942
0.629% due 05/25/2034	487	409

Truman Capital Mortgage Loan Trust
0.569% due 01/25/2034	34	33

WaMu Asset-Backed Certificates
0.279% due 01/25/2037	1,739	1,395

Wells Fargo Home Equity Trust
0.329% due 03/25/2037	76	75

Total Asset-Backed Securities (Cost $90,744)		74,935

SOVEREIGN ISSUES 0.0%

Societe Financement de l’Economie Francaise
2.875% due 09/22/2014	420	423

Total Sovereign Issues (Cost $429)		423

SHORT-TERM INSTRUMENTS 5.4%

REPURCHASE AGREEMENTS 2.5%

Barclays Capital, Inc.
0.030% due 04/01/2010	69,000	69,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $70,478. Repurchase proceeds are $69,000.)

Morgan Stanley
0.030% due 04/01/2010	24,500	24,500
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2014 valued at $25,048. Repurchase proceeds are $24,500.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	5,249	5,249

(Dated 03/31/2010. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $204 and U.S. Treasury Bills 0.000% due 07/22/2010 - 09/09/2010 valued at $5,152. Repurchase proceeds are $5,249.)

		98,749

U.S. TREASURY BILLS 0.0%
0.183% due 09/02/2010 (b)(d)	198	198

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 2.9%
	11,848,917	118,643

Total Short-Term Instruments (Cost $217,590)		217,590

Total Investments 121.0% (Cost $5,012,725)		$4,859,589

Written Options (f) (0.5%) (Premiums $34,586)		(18,345)

Other Assets and Liabilities (Net) (20.5%)		(824,951)

Net Assets 100.0%		$4,016,293

See Accompanying Notes	Annual Report	March 31, 2010	125

Schedule of Investments  U.S. Government Sector Portfolio   (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	Securities with an aggregate market value of $180 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(c)	The average amount of borrowings while outstanding during the period ended March 31, 2010, was $343,336 at a weighted average interest rate of 0.099%. On March 31, 2010, securities valued at $873,856 were pledged as collateral for reverse repurchase agreements settled.
(d)	Securities with an aggregate market value of $38,828 and cash of $13 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	5,349	$15,008
90-Day Eurodollar June Futures	Long	06/2010	22,297	14,648
90-Day Eurodollar September Futures	Long	09/2010	6,298	1,309
U.S. Treasury 2-Year Note June Futures	Long	06/2010	7,114	(1,182)
U.S. Treasury 5-Year Note June Futures	Long	06/2010	2,322	(1,614)
U.S. Treasury 10-Year Note June Futures	Long	06/2010	3,500	(3,281)

				$24,888

(e)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	0.926%	$3,640	$3	$0	$3
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	0.926%	3,000	1	0	1
General Electric Capital Corp.	CITI	1.120%	12/20/2010	0.926%	1,800	3	0	3

						$7	$0	$7

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS	$223,600	$16,355	$9,042	$7,313

(f)	Written options outstanding on March 31, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$500,000	$1,150	$1,150
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	500,000	2,750	2,750
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	400,000	960	1,046
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	400,000	2,520	2,164
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	500,000	1,400	1,485
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	500,000	1,400	1,226
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	13,500	106	1
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	1,000,000	2,450	2,615
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	1,000,000	6,137	5,409
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	92,700	766	7
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,500,000	14,619	489
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	41,600	328	3

							$34,586	$18,345

126	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2010

Transactions in written call and put options for the period ended March 31, 2010:

	Notional Amount	Premium
Balance at 03/31/2009	$838,084	$27,049
Sales	7,189,600	36,851
Closing Buys	(1,339,184)	(28,851)
Expirations	(240,700)	(463)
Exercised	0	0

Balance at 03/31/2010	$6,447,800	$34,586

(g)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	06/01/2040	$16,000	$16,878	$16,780
Fannie Mae	6.000%	05/01/2040	2,000	2,131	2,133

				$19,009	$18,913

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$369,178	$7,070	$376,248
U.S. Government Agencies	0	864,265	1,569	865,834
U.S. Treasury Obligations	0	2,989,415	0	2,989,415
Mortgage-Backed Securities	0	327,701	2,270	329,971
Short-Term Instruments	118,643	98,947	0	217,590
Other Investments +++	0	80,531	0	80,531

Investments, at value	$118,643	$4,730,037	$10,909	$4,859,589
Short Sales, at value	$0	$(18,913)	$0	$(18,913)
Financial Derivative Instruments ++++	$24,888	$(11,025)	$0	$13,863

Totals	$143,531	$4,700,099	$10,909	$4,854,539

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the year ending March 31, 2010:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010
Corporate Bonds & Notes	$0	$(1,552)	$(1)	$0	$(357)	$8,980	$7,070	$(228)
U.S. Government Agencies	1,751	(180)	18	0	(20)	0	1,569	(19)
Mortgage-Backed Securities	0	(585)	0	0	1,069	1,786	2,270	748
Other Investments +++	71	(38)	0	0	0	(33)	0	0

Investments, at value	$1,822	$(2,355)	$17	$0	$692	$10,733	$10,909	$501

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(i)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$4,442	$0	$0	$0	$0	$4,442
Unrealized appreciation on swap agreements	7,313	0	7	0	0	7,320

	$11,755	$0	$7	$0	$0	$11,762

Liabilities:
Written options outstanding	$18,345	$0	$0	$0	$0	$18,345

See Accompanying Notes	Annual Report	March 31, 2010	127

Schedule of Investments  U.S. Government Sector Portfolio   (Cont.)

March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(9,270)	$0	$0	$0	$0	$(9,270)
Net realized gain on futures contracts, written options and swaps	657,145	0	137	0	0	657,282

	$647,875	$0	$137	$0	$0	$648,012

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(69,452)	$0	$0	$0	$0	$(69,452)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(321,564)	0	1,326	0	0	(320,238)

	$(391,016)	$0	$1,326	$0	$0	$(389,690)

^	See note 4 in the Notes to Financial Statements for additional information.
^^	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $24,888 as reported in the Notes to Schedule of Investments.

128	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Notes to Financial Statements

March 31, 2010

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the 14 portfolios (the “Portfolios”) offered by the Trust.

Shares of the Portfolios have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Portfolio issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies, a Portfolio’s NAV will be calculated based upon the NAVs of such investments. A Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for each respective Portfolio.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a

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Notes to Financial Statements  (Cont.)

month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Portfolios is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Portfolio, except the Short-Term Floating NAV Portfolio and the Short-Term Floating NAV Portfolio II, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the Short-Term Floating NAV Portfolio and the Short-Term Floating NAV Portfolio II are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flows from operating activities.

(g) New Accounting Pronouncement  In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update that will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Portfolios may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Portfolios may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Portfolios to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan

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March 31, 2010

amounts will never be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities  Certain Portfolios may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(f) Repurchase Agreements  Each Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) Residual Interest Bonds (“RIBs”)  Certain Portfolios may invest in RIBs, which are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and RIBs. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the weekly Securities Industry and Financial Markets Association (“SIFMA”) rate. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to

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Notes to Financial Statements  (Cont.)

the RIBs. RIBs are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the RIBs and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. RIBs are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in obtaining potentially higher yielding tax-exempt securities or gaining levered exposure to the municipal bond market. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The RIBs holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the RIBs holders. The holders of RIBs bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. RIBs may be more volatile and less liquid than other municipal bonds of comparable maturity.

(h) Restricted Securities  Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2010 are disclosed in the Notes to the Schedules of Investments.

(i) Reverse Repurchase Agreements  Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by a Portfolio may decline below the repurchase price of the security. A Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(j) Short Sales  Certain Portfolios may enter into short sales transactions. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(k) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Portfolios may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolios’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(l) When-Issued Transactions  Certain Portfolios may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

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4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolios use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedules of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

(a) Foreign Currency Contracts  Certain Portfolios may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Portfolios may enter into futures contracts. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Portfolios may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation cap. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put option and inflation cap, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation cap is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase put and call options. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included on the Portfolio’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  Certain Portfolios may invest in swap agreements. Swap agreements are privately negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Portfolio may enter into asset, credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

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Notes to Financial Statements  (Cont.)

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

Asset Swap Agreements  Asset swaps combine an interest rate swap with a bond and are used to alter the cash flow profile of a bond. Asset swaps can be used to transform the cash flow characteristics of reference assets, so that a Portfolio can hedge the currency, credit, and interest rate risks to create synthetic investments with more suitable cash flow characteristics. An asset swap package involves transactions in which a Portfolio acquires a bond position and then enters into an interest rate swap with the bank that sold a Portfolio the bond. This transforms the fixed coupon of the bond into a LIBOR based floating coupon.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of March 31, 2010 for which a Portfolio is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts

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received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Portfolios are subject to interest risk exposure in the normal course of pursuing their investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5. PRINCIPAL RISKS

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select Principal Risks. For a list of potential risks the Portfolios may be subject to, please see the Important Information About the Portfolios.

Market Risks  A Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose a Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolios by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. A Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing a Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

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Notes to Financial Statements  (Cont.)

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by a Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Portfolios had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolios have filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, Portfolios that had exposure to Lehman Brothers Special Financing Inc., have entered into a settlement agreement and those Portfolios that owed money to Lehman Brothers Special Financing Inc. have paid such amounts pursuant to the terms of the settlement agreement.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Portfolio Name	Investment Advisory Fee		Supervisory and Administrative Fee
Asset-Backed Securities Portfolio	0.02%		0.03%
Developing Local Markets Portfolio	0.02%		0.10%
Emerging Markets Portfolio	0.02%		0.10%
High Yield Portfolio	0.02%		0.03%
International Portfolio	0.02%		0.10%
Investment Grade Corporate Portfolio	0.02%		0.03%
Long Duration Corporate Bond Portfolio	0.02%		0.03%
Mortgage Portfolio	0.02%		0.03%
Municipal Sector Portfolio	0.02%		0.03%
Real Return Portfolio	0.02%		0.03%
Short-Term Portfolio	0.02%		0.03%
Short-Term Floating NAV Portfolio	0.00%	(1)	0.00%
Short-Term Floating NAV Portfolio II	0.02%		0.03%
U.S. Government Sector Portfolio	0.02%		0.03%

(1)	By investing in the Portfolio, each Investing Fund agrees that 0.01% of the fee that each Investing Fund is currently obligated to pay PIMCO under its investment advisory contract will be designated as compensation for the investment advisory services PIMCO provides to the Portfolio.

(c) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Long Duration Corporate Bond and Short-Term Floating NAV II Portfolios’ Supervisory and Administrative Fees in each Portfolio’s first fiscal year, to the extent that the payment of each Portfolio’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Portfolio’s average daily net assets):

Portfolio Name
Long Duration Corporate Bond Portfolio	0.05%
Short-Term Floating NAV Portfolio II	0.05%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Portfolios’ annualized

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total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at March 31, 2010, were as follows (amounts in thousands):

Portfolio Name	Recoverable Amounts
Long Duration Corporate Bond Portfolio	$11
Short-Term Floating NAV Portfolio II	12

Through December 31, 2009, each unaffiliated Trustee received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Effective January 1, 2010, each unaffiliated Trustee receives an annual retainer of $120,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) does not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(d) Distributor  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2010, the Portfolios below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Portfolio Name	Purchases	Sales
Asset-Backed Securities Portfolio	$0	$12,040
Developing Local Markets Portfolio	29,781	0
Emerging Markets Portfolio	12,467	8,034
High Yield Portfolio	10,245	99,232
International Portfolio	41,130	4,625
Investment Grade Corporate Portfolio	478,050	475,716
Long Duration Corporate Bond Portfolio	463,616	41,218
Mortgage Portfolio	138,978	132,020
Municipal Sector Portfolio	27,049	12,180
Real Return Portfolio	0	33,185
Short-Term Portfolio	4,501	52,424
Short-Term Floating NAV Portfolio	609,548	51,323
Short-Term Floating NAV Portfolio II	64,477	5,336
U.S. Government Sector Portfolio	3,922	90,365

Each Portfolio may invest in the PAPS Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules there under. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolios. The table below shows each Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended March 31, 2010 (amounts in thousands):

Portfolio Name	Market Value 03/ 31/ 2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/ 31/ 2010	Dividend Income	Net Capital and Realized Gain(Loss)
Asset-Backed Securities Portfolio	$19,705	$418,233	$433,200	$0	$4,749	$34	$11
Developing Local Markets Portfolio	19,406	631,938	623,400	0	27,978	238	34
Emerging Markets Portfolio	18,064	793,290	766,900	0	44,490	189	37
High Yield Portfolio	11,817	119,919	130,944	0	800	19	7
International Portfolio	3,842	2,929,632	2,383,342	(7)	550,123	832	(2)
Investment Grade Corporate Portfolio	210,000	1,750,671	1,938,000	0	22,796	471	132
Long Duration Corporate Bond Portfolio	23,210	1,872,671	1,824,600	0	71,301	171	20
Mortgage Portfolio	130,310	7,009,340	7,053,900	0	85,794	740	39
Real Return Portfolio	18,354	402,523	420,700	0	181	23	3
Short-Term Portfolio	87,514	1,558,408	1,645,700	0	278	108	61
U.S. Government Sector Portfolio	96,026	3,418,616	3,396,000	0	118,643	1,316	7

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

Annual Report	March 31, 2010	137

Notes to Financial Statements  (Cont.)

9. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2010, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Portfolio Name	Purchases	Sales	Purchases	Sales
Asset-Backed Securities Portfolio	$2,236,633	$2,100,010	$710,195	$614,259
Developing Local Markets Portfolio	1,898,117	1,624,121	1,300,818	931,387
Emerging Markets Portfolio	585,109	526,667	1,283,943	1,387,463
High Yield Portfolio	42,978	77,919	407,420	507,430
International Portfolio	2,235,581	2,312,104	5,360,905	4,309,177
Investment Grade Corporate Portfolio	487,044	406,260	3,865,212	4,027,655
Long Duration Corporate Bond Portfolio	1,360,955	1,140,670	5,610,293	2,365,131
Mortgage Portfolio	193,972,999	208,484,501	7,686,801	9,581,282
Municipal Sector Portfolio	0	0	383,969	576,962
Real Return Portfolio	3,719,792	4,606,504	475,117	599,273
Short-Term Portfolio	274,895	351,409	2,056,832	2,397,651
Short-Term Floating NAV Portfolio	10,962,748	3,417,026	4,366,409	953,651
Short-Term Floating NAV Portfolio II	1,411,470	382,019	366,201	77,244
U.S. Government Sector Portfolio	22,056,269	20,325,140	3,901,543	4,298,031

10.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Asset-Backed Securities Portfolio				Developing Local Markets Portfolio
	Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	12,184	$103,320	21,214	$213,752	141,693	$765,429	90,220	$635,612
Issued as reinvestment of distributions	3,650	31,689	13,287	110,957	7,682	42,252	6,254	35,376
Cost of shares redeemed	(28,741)	(248,128)	(65,043)	(611,113)	(35,948)	(199,723)	(152,604)	(1,318,306)
Net increase (decrease) resulting from Portfolio share transactions	(12,907)	$(113,119)	(30,542)	$(286,404)	113,427	$607,958	(56,130)	$(647,318)

	Emerging Markets Portfolio				High Yield Portfolio
	Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	25,149	$234,456	37,783	$312,650	516	$3,324	13,511	$109,935
Issued as reinvestment of distributions	107	957	6,257	58,594	5,284	35,028	14,663	87,398
Cost of shares redeemed	(38,272)	(342,631)	(122,990)	(1,209,681)	(30,427)	(195,617)	(117,428)	(851,677)
Net (decrease) resulting from Portfolio share transactions	(13,016)	$(107,218)	(78,950)	$(838,437)	(24,627)	$(157,265)	(89,254)	$(654,344)

138	PIMCO Funds	Private Account Portfolio Series

March 31, 2010

	International Portfolio				Investment Grade Corporate Portfolio
	Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	273,208	$1,200,601	50,533	$212,358	172,182	$1,634,342	372,159	$3,341,126
Issued as reinvestment of distributions	66,539	286,204	18,168	72,820	28,449	275,516	22,243	188,162
Cost of shares redeemed	(146,434)	(648,333)	(385,739)	(1,634,797)	(218,562)	(2,031,973)	(296,909)	(2,488,779)
Net increase (decrease) resulting from Portfolio share transactions	193,313	$838,472	(317,038)	$(1,349,619)	(17,931)	$(122,115)	97,493	$1,040,509

	Long Duration Corporate Bond Portfolio				Mortgage Portfolio
	Year Ended 03/31/2010		Period from 12/22/2008 to 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	367,115	$3,745,932	32,245	$288,898	222,858	$2,393,871	366,742	$3,823,862
Issued as reinvestment of distributions	10,949	112,918	46	402	65,429	695,640	85,174	862,534
Cost of shares redeemed	(37,527)	(380,948)	(1,620)	(15,030)	(770,415)	(8,279,411)	(755,820)	(7,706,796)
Net increase (decrease) resulting from Portfolio share transactions	340,537	$3,477,902	30,671	$274,270	(482,128)	$(5,189,900)	(303,904)	$(3,020,400)

	Municipal Sector Portfolio				Real Return Portfolio
	Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	35,268	$274,005	108,636	$787,708	7,133	$61,361	76,466	$627,829
Issued as reinvestment of distributions	6,036	48,297	3,074	23,941	3,208	27,643	8,310	69,477
Cost of shares redeemed	(68,068)	(537,974)	(23,822)	(189,958)	(89,843)	(789,000)	(35,347)	(370,545)
Net increase (decrease) resulting from Portfolio share transactions	(26,764)	$(215,672)	87,888	$621,691	(79,502)	$(699,996)	49,429	$326,761

	Short-Term Portfolio				Short-Term Floating NAV Portfolio
	Year Ended 03/31/2010		Year Ended 03/31/2009		Year Ended 03/31/2010		Period from 10/17/2008 to 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	90,265	$759,234	105,235	$951,575	12,422,346	$124,370,800	1,982,373	$19,830,900
Issued as reinvestment of distributions	7,350	61,049	18,954	152,391	3,587	35,910	297	2,973
Cost of shares redeemed	(154,629)	(1,303,366)	(306,162)	(2,648,088)	(9,436,618)	(94,472,257)	(1,424,317)	(14,248,950)
Net increase (decrease) resulting from Portfolio share transactions	(57,014)	$(483,083)	(181,973)	$(1,544,122)	2,989,315	$29,934,453	558,353	$5,584,923

	Short-Term Floating NAV Portfolio II		U.S. Government Sector Portfolio
	Period from 06/09/2009 to 03/31/2010		Year Ended 03/31/2010		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	796,360	$7,968,300	220,484	$2,125,246	116,397	$1,329,111
Issued as reinvestment of distributions	179	1,792	38,981	371,676	121,394	1,134,546
Cost of shares redeemed	(517,287)	(5,175,858)	(181,595)	(1,763,683)	(214,639)	(2,543,116)
Net increase (decrease) resulting from Portfolio share transactions	279,252	$2,794,234	77,870	$733,239	23,152	$(79,459)

Annual Report	March 31, 2010	139

Notes to Financial Statements  (Cont.)

11. REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of AGI, and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of March 31, 2010, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. tax returns. While the statute of limitations remains open to examine the Portfolios’ U.S. tax returns filed for the fiscal years from 2006-2009, no examinations are in progress or anticipated at this time. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2010, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
Asset-Backed Securities Portfolio	$0	$9,587	$0	$(113,159)	$0	$(14,075)	$(9,854)
Developing Local Markets Portfolio	0	54,368	0	5,815	(14,050)	(88,503)	(18,459)
Emerging Markets Portfolio	0	0	0	16,500	(18,435)	(37,388)	(2,649)
High Yield Portfolio	0	17,913	0	10,178	(249)	(180,661)	(6,427)
International Portfolio	0	131,948	0	3,574	(39,785)	(270,468)	(9,094)
Investment Grade Corporate Portfolio	0	31,364	0	260,339	0	(211,700)	0
Long Duration Corporate Portfolio	0	32,028	0	103,924	(1,009)	0	(381)
Mortgage Portfolio	0	144,914	0	(35,345)	0	0	0
Municipal Sector Portfolio	2,940	2,017	0	43,824	0	(24,680)	(3,031)
Real Return Portfolio	0	10,840	0	(728)	(1,357)	0	(29)
Short-Term Floating NAV Portfolio	0	2,677	0	1,060	0	0	0
Short-Term Floating NAV Portfolio II	0	195	0	204	(6)	0	0
Short-Term Portfolio	0	6,326	0	(166,511)	0	(222,375)	(70,200)
U.S. Government Sector Portfolio	0	116,778	0	(136,276)	(19)	0	(18,882)

(1)	Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2009 through March 31, 2010 which the Portfolio elected to defer to the following taxable year pursuant to federal income tax regulations.

140	PIMCO Funds	Private Account Portfolio Series

March 31, 2010

As of March 31, 2010, the Portfolios had accumulated capital losses expiring in the following years (amounts in thousands). The Portfolios will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2011	2012	2013	2014	2015	2016	2017	2018
Asset-Backed Securities Portfolio	$0	$0	$0	$0	$0	$0	$0	$14,075
Developing Local Markets Portfolio	0	0	0	0	0	0	18,652	69,851
Emerging Markets Portfolio	0	0	0	0	0	0	10,911	26,477
High Yield Portfolio	0	0	0	0	0	0	39,806	140,855
International Portfolio	0	0	0	0	239,375	31,093	0	0
Investment Grade Corporate Portfolio	0	0	0	0	0	0	88,321	123,379
Municipal Sector Portfolio	0	0	0	0	0	0	12,320	12,360
Short-Term Portfolio	0	0	8,847	5,660	5,243	43,531	85,425	73,669

As of March 31, 2010, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
Asset-Backed Securities Portfolio	$1,066,026	$18,943	$(132,354)	$(113,411)
Developing Local Markets Portfolio	727,461	10,001	(8,130)	1,871
Emerging Markets Portfolio	678,852	12,314	(2,255)	10,059
High Yield Portfolio	361,060	25,587	(17,369)	8,218
International Portfolio	2,683,985	52,336	(127,847)	(75,511)
Investment Grade Corporate Portfolio	4,416,981	327,914	(71,163)	256,751
Long Duration Corporate Portfolio	3,793,639	119,530	(22,360)	97,170
Mortgage Portfolio	9,434,298	136,522	(172,971)	(36,449)
Municipal Sector Portfolio	833,608	70,011	(16,583)	53,428
Real Return Portfolio	351,082	2,004	(2,226)	(222)
Short-Term Floating NAV Portfolio	35,907,042	5,094	(4,034)	1,060
Short-Term Floating NAV Portfolio II	2,866,571	475	(272)	203
Short-Term Portfolio	1,401,577	20,284	(189,710)	(169,426)
U.S. Government Sector Portfolio	5,015,786	25,495	(181,692)	(156,197)

(5)	Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected securities deflationary adjustments, interest only basis adjustments, contingent payment debt instruments, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2010 and March 31, 2009, respectively, the Portfolios made the following tax basis distributions (amounts in thousands):

	March 31, 2010				March 31, 2009
	Tax-Exempt Income Distributions	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)	Tax-Exempt Income Distributions	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)
Asset-Backed Securities Portfolio	$0	$20,996	$10,994	$0	$0	$80,828	$31,302	$0
Developing Local Markets Portfolio	0	53,336	0	0	0	33,726	4,552	0
Emerging Markets Portfolio	0	0	0	969	0	52,350	7,015	0
High Yield Portfolio	0	35,421	0	0	0	88,613	0	0
International Portfolio	0	290,862	0	0	0	74,954	0	0
Investment Grade Corporate Portfolio	0	281,185	0	0	0	191,827	0	0
Long Duration Corporate Portfolio	0	113,618	0	0	0	402	0	0
Mortgage Portfolio	0	694,065	13,305	0	0	881,081	0	0
Municipal Sector Portfolio	46,958	1,785	0	0	22,404	1,787	0	0
Real Return Portfolio	0	27,786	0	0	0	69,511	0	0
Short-Term Floating NAV Portfolio	0	35,910	0	0	0	2,973	0	0
Short-Term Floating NAV Portfolio II	0	1,814	0	0	N/A	N/A	N/A	N/A
Short-Term Portfolio	0	62,242	0	0	0	155,269	0	0
U.S. Government Sector Portfolio	0	281,245	95,371	0	0	638,512	516,495	0

(6)	Includes short-term capital gains, if any, distributed.
(7)	A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

13. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolios’ financial statements.

Annual Report	March 31, 2010	141

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of the Asset-Backed Securities Portfolio, Developing Local Markets Portfolio, Emerging Markets Portfolio, High Yield Portfolio, International Portfolio, Investment Grade Corporate Portfolio, Long Duration Corporate Bond Portfolio, Mortgage Portfolio, Municipal Sector Portfolio, Real Return Portfolio, Short-Term Portfolio, Short-Term Floating NAV Portfolio, Short-Term Floating NAV Portfolio II, and U.S. Government Sector Portfolio, fourteen of the eighty funds constituting the PIMCO Funds, (hereafter referred to as the “Portfolios”) at March 31, 2010, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, the cash flows for the Asset-Backed Securities Portfolio for the year then ended and the financial highlights of the Portfolios for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 21, 2010

142	PIMCO Funds	Private Account Portfolio Series

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CHF	Swiss Franc	KRW	South Korean Won	SGD	Singapore Dollar
CNY	Chinese Renminbi	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FHA	Federal Housing Administration	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	NPFGC	National Public Finance Guarantee Corp.
BHAC	Berkshire Hathaway Assurance Corporation	FNMA	Federal National Mortgage Association	PSF	Public School Fund
CM	California Mortgage Insurance	FSA	Financial Security Assurance, Inc.	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
FGIC	Financial Guaranty Insurance Co.	GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate
AID	Agency International Development	CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company

Annual Report	March 31, 2010	143

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2010) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Portfolio’s dividend distribution that qualifies under tax law. The percentage of each Portfolio’s fiscal 2010 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2010 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2010 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2010 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Asset-Backed Securities Portfolio	0.00%	0.00%	$26,641	$0
Developing Local Markets Portfolio	0.00%	0.00%	6,568	0
Emerging Markets Portfolio	0.00%	0.00%	4,384	0
High Yield Portfolio	0.58%	0.58%	26,964	0
International Portfolio	0.00%	0.00%	23,743	0
Investment Grade Corporate Portfolio	0.85%	0.85%	205,747	0
Long Duration Corporate Portfolio	0.06%	0.06%	76,198	23,745
Mortgage Portfolio	0.12%	0.12%	511,617	0
Municipal Sector Portfolio	0.00%	0.00%	0	0
Real Return Portfolio	0.11%	0.11%	27,565	0
Short-Term Floating NAV Portfolio	0.00%	0.00%	33,311	2,594
Short-Term Floating NAV Portfolio II	0.00%	0.00%	1,755	59
Short-Term Portfolio	0.02%	0.02%	59,104	0
U.S. Government Sector Portfolio	0.00%	0.00%	92,005	85,333

Exempt Interest Dividends.  For the benefit of shareholders of the Municipal Sector Portfolio, this is to inform you that 99.90% and 94.19% of the dividends paid by the Portfolio during its fiscal years ended March 31, 2010 and March 31, 2009, respectively, qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2011, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2010.

144	PIMCO Funds	Private Account Portfolio Series

Management of the Trust

(Unaudited)

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (50) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	141	Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman and Trustee, PIMCO ETF Trust, Chairman and Trustee, PIMCO Equity Series, Chairman and Trustee, PIMCO Equity Series VIT, Director, StocksPLUS® Management, Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

Douglas M. Hodge* (52) Trustee	02/2010 to Present	Managing Director; Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Global Investors.	139	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (69) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm); Formerly, President, Houston Zoo. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.	141	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Trustee PIMCO Equity Series and Trustee, PIMCO Equity Series VIT.

Vern O. Curtis (75) Trustee	04/1987 to 02/1993 and 02/1995 to Present	Private Investor; Formerly, Director, PCM Fund, Inc.	141	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Trustee PIMCO Equity Series and Trustee, PIMCO Equity Series VIT.

J. Michael Hagan (70) Trustee	05/2000 to Present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing); Formerly, Director, PCM Fund, Inc.	139	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

Ronald C Parker (58) Trustee	07/2009 to Present	Adjunct Professor, Linfield College; Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer , Hampton Affiliates (forestry products)	139	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust

William J. Popejoy (72) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	139	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

Richard M. Weil served as Trustee of the Trust from February 2009 to January 2010. Effective January 22, 2010, Mr. Weil resigned as Trustee of the Trust. Mr. Weil also served as Managing Director and member of the Executive Committee at PIMCO. Total number of Funds in Fund Complex overseen by Mr. Weil was 131. Other Directorships held by Mr. Weil included Trustee of PIMCO Variable Insurance Trust and PIMCO ETF Trust.

* Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with PIMCO.

** Trustees serve until their successors are duly elected and qualified

Annual Report	March 31, 2010	145

Management of the Trust  (Cont.)

(Unaudited

Executive Officers

Name, Age and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (50) President	03/2009 to Present	Managing Director and member of Executive Committee, PIMCO.

David C. Flattum (45) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (39) Chief Compliance Officer	07/2004 to Present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (66) Senior Vice President	04/1987 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (51) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

J. Stephen King, Jr. (47) Vice President-Senior Counsel, Secretary	05/2005 to Present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (39) Vice President	05/2008 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (40) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (52) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Joshua D. Ratner (33) Assistant Secretary	10/2007 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.

Stacie D. Anctil (40) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

Erik C. Brown (42) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (35) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.

Richard M. Weil served as Senior Vice President of the Trust from May 2009 to January 2010. Effective January 22, 2010, Mr. Weil resigned as Senior Vice President of the Trust. Mr. Weil’s principal occupation during the past 5 years was Managing Director at PIMCO.

146	PIMCO Funds	Private Account Portfolio Series

Privacy Policy

(Unaudited)

The Portfolios consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolios have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolios and certain service providers to the Portfolios, such as the Portfolios’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolios’ internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolios do not disclose any personal or account information provided by shareholders or gathered by the Portfolios to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolios. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolios’ Distributor may also retain non-affiliated companies to market the Portfolios’ shares or products which use the Portfolios’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolios may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolios reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolios believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolios may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolios may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolios or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolios share may include, for example, a shareholder’s participation in one of the Portfolios or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolios’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolios take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolios have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Annual Report	March 31, 2010	147

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PAPS0001 AR 033110

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. During the period, the Code was amended to clarify certain defined terms, address the role of the Registrant’s Chief Compliance officer and provide for the public disclosure of any amendments or waivers. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

	(a)	The Board of Trustees has determined that J. Michael Hagan, who serves on the Board’s audit committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Hagan is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

	(a)	Fiscal Year Ended	Audit Fees
		March 31, 2010	$ 3,146,173
		March 31, 2009	$ 2,877,674

	(b)	Fiscal Year Ended	Audit-Related Fees(1)
		March 31, 2010	$ 10,750
		March 31, 2009	$ 10,750

	(c)	Fiscal Year Ended	Tax Fees(2)
		March 31, 2010	$ —
		March 31, 2009	$ —

	(d)	Fiscal Year Ended	All Other Fees(3)
		March 31, 2010	$ —
		March 31, 2009	$ —

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements for those fiscal years or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1) Includes aggregate fees billed for review of the Registrant’s semiannual reports to shareholders related to fair value securities held by the Trust.

(2) There were no “Tax Fees” for the last fiscal year.

(3) There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1)  The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2)  With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity

Entity	March 31, 2010	March 31, 2009
PIMCO Funds	$10,750	$10,750
Pacific Investment Management Company LLC (“PIMCO”)	$1,795,420	$875,890
Allianz Global Investors Fund Management LLC	$750,360	$710,939
Allianz Global Investors of America L.P.	$1,927,354	$4,646,110

Totals	$4,483,884	$6,243,689

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The audit committee is comprised of:

E. Philip Cannon;

Vern O. Curtis;

J. Michael Hagan;

William J. Popejoy;

Ronald C. Parker

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund) is included as part of the annual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Total Return Fund in its annual report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Funds

March 31, 2010

Complete Schedule of Investments

Schedule of Investments  Total Return Fund

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%

American General Finance Corp.
5.000% due 07/09/2010	$20,000	$20,000

CIT Group, Inc.
9.500% due 01/20/2012	103,500	106,174
13.000% due 01/18/2012	18,000	18,465

Daimler Finance North America LLC
4.230% due 08/03/2012	191,586	191,586

Ford Motor Co.
3.230% due 12/15/2013	1,386	1,342
3.260% due 12/15/2013	24,187	23,420

International Lease Finance Corp.
10.000% due 02/23/2015	40,000	41,037
10.000% due 03/17/2016	36,146	36,666

RH Donnelley Corp.
9.250% due 10/24/2014	2,869	2,817

Sensata Technologies BV
1.999% due 04/27/2013	4,849	4,665

Texas Competitive Electric Holdings Co. LLC
3.729% due 10/10/2014	32,094	25,995
3.751% due 10/10/2014	296	239

Yell Group
3.979% due 06/30/2014	27,890	21,189

Total Bank Loan Obligations (Cost $487,809)		493,595

CORPORATE BONDS & NOTES 24.8%

BANKING & FINANCE 18.1%

21st Century Insurance Group
5.900% due 12/15/2013	160	167

Abbey National Capital Trust I
8.963% due 12/29/2049	10,000	10,722

Ace INA Holdings, Inc.
5.700% due 02/15/2017	50	54
5.875% due 06/15/2014	3,400	3,737

AES Red Oak LLC
8.540% due 11/30/2019	7,549	7,757

Aflac, Inc.
6.900% due 12/17/2039	31,000	32,050

AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	22,825	23,177

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	10,000	9,784

Alliance & Leicester PLC
0.326% due 01/19/2011	23,000	22,986

Allstate Corp.
5.000% due 08/15/2014	70	75
6.125% due 12/15/2032	150	151
6.125% due 05/15/2067	5,200	4,953
6.500% due 05/15/2067	8,000	7,700

Allstate Life Global Funding Trusts
0.269% due 04/30/2010	3,000	3,000
5.375% due 04/30/2013	166,800	181,833

American Express Bank FSB
0.289% due 04/26/2010	108,518	108,514
0.310% due 07/13/2010	1,100	1,100
0.359% due 05/29/2012	17,325	17,089
0.530% due 06/12/2017	10,000	9,143
5.500% due 04/16/2013	268,240	287,479
6.000% due 09/13/2017	330,700	355,342

American Express Centurion Bank
0.289% due 04/19/2010	87,176	87,174
0.310% due 07/13/2010	14,400	14,398
0.380% due 06/12/2012	1,300	1,286

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.200% due 11/26/2010	$3,476	$3,572
5.550% due 10/17/2012	12,800	13,807
6.000% due 09/13/2017	309,600	332,670

American Express Co.
5.250% due 09/12/2011	600	627
5.500% due 09/12/2016	335	350
6.150% due 08/28/2017	54,825	59,247
6.800% due 09/01/2066	7,489	7,358
7.000% due 03/19/2018	323,270	367,730
8.125% due 05/20/2019	500	607
8.150% due 03/19/2038	90	117

American Express Credit Corp.
0.349% due 02/24/2012	3,000	2,966
0.378% due 10/04/2010	21,300	21,292
0.390% due 06/16/2011	76,100	75,661
0.409% due 12/02/2010	11,270	11,267
1.629% due 05/27/2010	146,400	146,681
5.875% due 05/02/2013	159,510	172,908
7.300% due 08/20/2013	115	129

American Express Travel Related Services Co., Inc.
0.429% due 06/01/2011	51,700	51,006
5.250% due 11/21/2011	44,309	46,326

American General Finance Corp.
0.507% due 12/15/2011	74,400	69,602
0.530% due 08/17/2011	130,992	122,213
4.000% due 03/15/2011	38,905	38,139
4.625% due 09/01/2010	76,000	75,893
4.875% due 05/15/2010	97,153	97,116
4.875% due 07/15/2012	41,080	38,719
5.200% due 12/15/2011	10,000	9,563
5.375% due 10/01/2012	22,300	20,990
5.400% due 12/01/2015	1,954	1,686
5.625% due 08/17/2011	38,750	37,915
5.850% due 06/01/2013	19,117	17,912
5.900% due 09/15/2012	20,130	19,265
6.900% due 12/15/2017	170,200	149,268

American Honda Finance Corp.
1.003% due 06/20/2011	25,000	25,009

American International Group, Inc.
0.321% due 09/27/2010	20,000	19,514
0.353% due 03/20/2012	97,300	92,568
0.361% due 10/18/2011	74,250	71,135
4.250% due 05/15/2013	43,790	43,014
4.700% due 10/01/2010	73,947	74,676
4.950% due 03/20/2012	112,895	115,253
5.050% due 10/01/2015	85,650	79,616
5.375% due 10/18/2011	81,380	83,616
5.450% due 05/18/2017	158,940	146,353
5.600% due 10/18/2016	12,923	12,038
5.850% due 01/16/2018	280,782	261,258
6.250% due 05/01/2036	121,014	105,842
6.250% due 03/15/2087	2,200	1,639
8.175% due 05/15/2068	644,222	549,199
8.250% due 08/15/2018	422,480	443,969

Ameriprise Financial, Inc.
5.350% due 11/15/2010	4	4

Anadarko Finance Co.
6.750% due 05/01/2011	10,000	10,527
7.500% due 05/01/2031	400	451

ANZ National International Ltd.
6.200% due 07/19/2013	227,750	251,156

Asian Development Bank
5.820% due 06/16/2028	1,100	1,161

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ASIF Global Financing XIX
4.900% due 01/17/2013	$10,493	$10,617

ASIF I
0.399% due 07/26/2010	30,000	29,634

AXA Financial, Inc.
7.750% due 08/01/2010	100	102

BAC Capital Trust VI
5.625% due 03/08/2035	7,200	5,963

BAC Capital Trust XIV
5.630% due 12/31/2049	345	262

BAC Capital Trust XV
1.052% due 06/01/2056	10	7

Bank of America Corp.
0.420% due 08/13/2010	32,495	32,512
0.511% due 10/14/2016	40,000	36,228
0.580% due 08/15/2016	82,800	72,621
0.587% due 09/15/2014	15,400	14,802
0.756% due 09/11/2012	100	99
4.250% due 10/01/2010	48	49
4.750% due 08/15/2013	500	520
5.125% due 11/15/2014	125	130
5.200% due 03/15/2018	100	95
5.250% due 12/01/2015	275	279
5.375% due 08/15/2011	2,000	2,103
5.375% due 09/11/2012	250	266
5.625% due 10/14/2016	185	192
5.650% due 05/01/2018	43,635	44,215
5.750% due 12/01/2017	69,410	71,259
6.000% due 09/01/2017	221,105	230,219
6.500% due 08/01/2016	855	925
7.250% due 10/15/2025	200	207
7.375% due 05/15/2014	73,075	82,249
7.400% due 01/15/2011	29,276	30,640
7.625% due 06/01/2019	2,165	2,481
7.800% due 09/15/2016	2,000	2,221

Bank of America Institutional Capital A
8.070% due 12/31/2026	4,400	4,466

Bank of America N.A.
0.537% due 06/15/2016	108,360	97,067
0.799% due 06/23/2010	600	601
0.850% due 05/12/2010	35,100	35,123
5.300% due 03/15/2017	500	495
6.000% due 10/15/2036	70,100	65,070
6.100% due 06/15/2017	5,000	5,152

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020	72,700	72,705

Bank of New York Mellon Corp.
6.375% due 04/01/2012	200	218

Bank of Nova Scotia
2.250% due 01/22/2013	48,000	48,472

Bank of Scotland PLC
0.312% due 12/08/2010	19,400	19,362
5.250% due 02/21/2017	100	102
5.500% due 06/15/2012	12,000	12,822

Bank One Corp.
4.900% due 04/30/2015	20,000	20,391
5.900% due 11/15/2011	12,500	13,341
7.750% due 07/15/2025	200	228

BankAmerica Capital II
8.000% due 12/15/2026	10	10

Barclays Bank PLC
0.452% due 05/25/2015	56,600	55,021
5.000% due 09/22/2016	900	926
5.200% due 07/10/2014	4,200	4,489

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.450% due 09/12/2012	$200,200	$215,937
6.050% due 12/04/2017	268,611	277,378
6.750% due 05/22/2019	700	776
7.434% due 09/29/2049	90,125	90,125
8.550% due 09/29/2049	1,300	1,320
10.179% due 06/12/2021	479,640	627,086

Barrick International Bank Corp.
5.750% due 10/15/2016	12,300	12,936

BB&T Corp.
4.750% due 10/01/2012	145	153

Bear Stearns Cos. LLC
0.370% due 05/18/2010	53,555	53,564
0.389% due 10/22/2010	12,800	12,809
0.439% due 02/01/2012	41,842	41,708
0.442% due 11/28/2011	33,250	33,262
0.460% due 08/15/2011	68,085	68,128
0.552% due 02/23/2012	1,000	993
0.641% due 11/21/2016	13,706	12,879
0.651% due 07/19/2010	48,621	48,677
4.500% due 10/28/2010	8,215	8,404
4.550% due 06/23/2010	3,575	3,604
5.300% due 10/30/2015	20,500	21,844
5.350% due 02/01/2012	405	433
5.500% due 08/15/2011	10,325	10,887
5.550% due 01/22/2017	1,355	1,409
6.400% due 10/02/2017	128,229	141,827
6.950% due 08/10/2012	562,780	623,811
7.250% due 02/01/2018	116,150	134,425

BFC Finance Corp.
7.375% due 12/01/2017	916	1,017

Block Financial LLC
7.875% due 01/15/2013	58,600	66,297

BNP Paribas
5.186% due 06/29/2049	3,950	3,506
7.195% due 06/29/2049	5,500	5,362

BNY Mellon N.A.
4.750% due 12/15/2014	50	53

Boeing Capital Corp.
6.100% due 03/01/2011	300	315
7.375% due 09/27/2010	135	140

C5 Capital SPV Ltd.
6.196% due 12/31/2049	15,000	10,518

C10 Capital SPV Ltd.
6.722% due 12/31/2049	29,500	21,003

Caelus Re Ltd.
6.502% due 06/07/2011	25,000	24,849

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	89,000	89,397

Capital One Bank USA N.A.
8.800% due 07/15/2019	115,000	139,180

Capital One Capital V
10.250% due 08/15/2039	1,725	2,049

Capital One Capital VI
8.875% due 05/15/2040	2,950	3,237

Capital One Financial Corp.
5.700% due 09/15/2011	7,000	7,319
6.150% due 09/01/2016	8,462	8,786
6.250% due 11/15/2013	193	211
6.750% due 09/15/2017	260,000	287,636
7.375% due 05/23/2014	13,012	14,883

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Caterpillar Financial Services Corp.
4.850% due 12/07/2012	$300	$323
5.050% due 12/01/2010	35	36
5.450% due 04/15/2018	25	26
6.125% due 02/17/2014	7,900	8,911

CBA Capital Trust II
6.024% due 03/29/2049	65	61

Cemex Finance LLC
9.500% due 12/14/2016	100,000	104,000

Chambers Descendants Trust
12.000% due 08/15/2018 (r)	35,350	34,430

Charter One Bank N.A.
6.375% due 05/15/2012	6,350	6,566

Chubb Corp.
6.375% due 03/29/2067	6,000	6,098
6.500% due 05/15/2038	10,000	10,942

Chukchansi Economic Development Authority
8.000% due 11/15/2013	400	330

CIT Group, Inc.
7.000% due 05/01/2013	27,360	26,813
7.000% due 05/01/2014	18,540	17,567
7.000% due 05/01/2015	18,540	17,335
7.000% due 05/01/2016	30,900	28,583
7.000% due 05/01/2017	43,260	40,016

Citibank N.A.
1.875% due 05/07/2012	33,500	33,952
1.875% due 06/04/2012	15,200	15,392

Citicorp
7.250% due 10/15/2011	12,413	13,270

CitiFinancial, Inc.
6.625% due 06/01/2015	10,000	10,504

Citigroup Capital XXI
8.300% due 12/21/2077	420,796	428,160

Citigroup Funding, Inc.
0.579% due 04/30/2012	15	15
1.299% due 05/07/2010	164,774	164,913
1.875% due 10/22/2012	200,400	202,124

Citigroup, Inc.
0.340% due 05/18/2011	130,400	129,602
0.377% due 03/07/2014	21,000	19,645
0.382% due 03/16/2012	49,974	48,761
0.400% due 05/18/2010	246,363	246,371
0.400% due 08/13/2010	11,048	11,045
0.524% due 06/09/2016	39,900	34,192
1.950% due 05/15/2018	1,000	943
2.125% due 04/30/2012	32,371	32,980
4.875% due 05/07/2015	46,805	46,243
5.000% due 09/15/2014	77,215	77,182
5.100% due 09/29/2011	28,550	29,769
5.125% due 02/14/2011	58,114	59,871
5.250% due 02/27/2012	10,200	10,687
5.300% due 10/17/2012	202,850	213,179
5.500% due 08/27/2012	177,850	187,581
5.500% due 04/11/2013	732,235	769,952
5.500% due 10/15/2014	81	84
5.500% due 02/15/2017	5,625	5,562
5.625% due 08/27/2012	31,217	32,742
5.850% due 07/02/2013	24,500	25,766
5.875% due 02/22/2033	75	65
6.000% due 02/21/2012	1,100	1,167
6.000% due 08/15/2017	85,842	87,907
6.010% due 01/15/2015	10,563	11,108
6.125% due 11/21/2017	161,540	166,387
6.125% due 05/15/2018	145,520	148,927

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.375% due 08/12/2014	$75	$80
6.500% due 08/19/2013	207,776	224,155
6.875% due 03/05/2038	15	15
7.250% due 10/01/2010	110,934	114,205
8.125% due 07/15/2039	135,949	157,419
8.500% due 05/22/2019	86,896	101,590

CNA Financial Corp.
5.850% due 12/15/2014	38,500	39,216
6.000% due 08/15/2011	28,500	29,745
6.500% due 08/15/2016	6,250	6,409

Comerica Bank
0.319% due 06/30/2010	6,200	6,197
0.350% due 05/10/2010	2,500	2,498
0.362% due 05/24/2011	10,500	10,346

Commonwealth Bank of Australia
2.400% due 01/12/2012	700	713

Corp. Andina de Fomento
5.750% due 01/12/2017	165	168
6.875% due 03/15/2012	55	60
8.125% due 06/04/2019	40	47

Countrywide Financial Corp.
0.689% due 05/07/2012	39,000	38,488
4.500% due 06/15/2010	21,816	21,985
5.800% due 06/07/2012	204,479	217,473
6.250% due 05/15/2016	25,255	25,949

Countrywide Home Loans, Inc.
4.000% due 03/22/2011	100,021	102,853

Credit Agricole S.A.
0.302% due 05/28/2010	3,800	3,800
6.637% due 05/29/2049	38,647	33,916

Credit Suisse New York
5.000% due 05/15/2013	230,000	247,377
6.000% due 02/15/2018	115	122

Credit Suisse USA, Inc.
0.450% due 08/15/2010	35,361	35,392
0.450% due 08/16/2011	11,595	11,609
4.875% due 08/15/2010	60	61
5.125% due 08/15/2015	55	59
5.375% due 03/02/2016	250	266
5.500% due 08/16/2011	400	423
5.500% due 08/15/2013	100	109
6.125% due 11/15/2011	9,300	9,995
7.125% due 07/15/2032	40	47

Danske Bank A/S
2.500% due 05/10/2012	100	102

DBS Bank Ltd.
0.470% due 05/16/2017	22,000	21,028
5.000% due 11/15/2019	8,000	8,163

Deutsche Bank AG
1.050% due 02/17/2015	11,700	11,495
4.875% due 05/20/2013	275,385	295,324
6.000% due 09/01/2017	365,050	400,721

Discover Financial Services
0.786% due 06/11/2010	20,440	20,419

Duke University
5.150% due 04/01/2019	5,300	5,631

East Lane Re Ltd.
6.249% due 05/07/2012	45,000	44,905

El Paso Performance-Linked Trust
7.750% due 07/15/2011	20,350	21,170

European Investment Bank
4.625% due 05/15/2014	77	83
5.125% due 09/13/2016	39	43

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ferrellgas Escrow LLC
6.750% due 05/01/2014	$350	$348

FIA Card Services N.A.
6.625% due 06/15/2012	10,000	10,838
7.125% due 11/15/2012	23,285	25,529

Fibria Overseas Finance Ltd.
9.250% due 10/30/2019	4,000	4,580

Fifth Third Bancorp
0.673% due 12/20/2016	29,030	24,818
6.250% due 05/01/2013	100,180	107,813

First Union Capital I
7.935% due 01/15/2027	4,405	4,393

First Union Institutional Capital II
7.850% due 01/01/2027	9,500	9,332

Fleet Capital Trust V
1.258% due 12/18/2028	800	552

FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018	202	218

Ford Motor Credit Co. LLC
3.001% due 01/13/2012	68,300	66,422
5.507% due 06/15/2011	12,275	12,536
7.000% due 10/01/2013	23,800	24,646
7.250% due 10/25/2011	28,200	29,166
7.375% due 02/01/2011	15,100	15,480
7.500% due 08/01/2012	4,800	4,973
7.800% due 06/01/2012	2,200	2,283
7.875% due 06/15/2010	112,628	113,681
8.000% due 06/01/2014	10,825	11,406
8.000% due 12/15/2016	175,319	184,864
8.125% due 01/15/2020	7,000	7,355
8.625% due 11/01/2010	23,300	23,869
8.700% due 10/01/2014	4,000	4,341
9.750% due 09/15/2010	49,265	50,452
9.875% due 08/10/2011	5,000	5,305
12.000% due 05/15/2015	52,000	62,182

Foundation Re II Ltd.
7.000% due 11/26/2010	43,850	43,479

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015	1,600	1,792

GATX Financial Corp.
5.500% due 02/15/2012	7,080	7,397
6.273% due 06/15/2011	10,355	10,778

General Electric Capital Corp.
0.383% due 03/20/2014	200	191
0.383% due 06/20/2014	38,000	35,413
0.393% due 12/20/2013	5,000	4,750
0.399% due 05/08/2013	400	389
0.407% due 09/15/2014	1,100	1,036
0.444% due 10/06/2015	13,500	12,504
0.450% due 01/08/2016	82,900	76,088
0.450% due 05/11/2016	4,900	4,456
0.517% due 09/15/2014	14	13
0.629% due 05/05/2026	29,950	24,654
1.151% due 05/22/2013	3,305	3,297
2.000% due 09/28/2012	100	101
2.125% due 12/21/2012	50,000	50,687
2.200% due 06/08/2012	400	408
2.250% due 03/12/2012	403	412
2.625% due 12/28/2012	89,200	91,660
4.000% due 05/15/2010	100	100
4.250% due 06/15/2012	1,596	1,664
4.875% due 03/04/2015	350	368
5.400% due 02/15/2017	6,400	6,701
5.625% due 09/15/2017	565	596

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.625% due 05/01/2018	$2,292	$2,399
5.875% due 01/14/2038	548,287	523,016
6.000% due 06/15/2012	1,005	1,090
6.375% due 11/15/2067	249,800	236,061
6.750% due 03/15/2032	250	265
6.875% due 01/10/2039	248,176	268,559
8.125% due 05/15/2012	250	278

Genworth Financial, Inc.
6.500% due 06/15/2034	160	139
6.515% due 05/22/2018	15,000	14,800

Genworth Global Funding Trusts
0.390% due 05/15/2012	12,000	11,483
0.417% due 12/15/2010	6,160	6,127
0.441% due 04/15/2014	500	433

Genworth Life Institutional Funding Trust
5.875% due 05/03/2013	20,000	20,424

Glen Meadow Pass-Through Trust
6.505% due 02/12/2067	22,700	19,352

Glitnir Banki HF
4.762% due 04/20/2010 (a)	1,800	540

GMAC, Inc.
2.452% due 12/01/2014	10,000	8,817
5.375% due 06/06/2011	6,000	6,015
6.000% due 04/01/2011	24,000	24,016
6.000% due 12/15/2011	1,630	1,631
6.000% due 05/23/2012	8,187	8,146
6.500% due 12/15/2018	200	166
6.625% due 05/15/2012	57,517	57,952
6.700% due 06/15/2018	100	85
6.850% due 04/15/2016	200	178
6.875% due 09/15/2011	108,792	110,636
6.875% due 08/28/2012	12,000	12,142
7.000% due 02/01/2012	11,000	11,302
7.000% due 02/01/2012 (n)	72,405	73,579
7.000% due 02/15/2018	100	87
7.200% due 10/15/2017	125	112
7.250% due 03/02/2011	22,800	23,313
7.250% due 09/15/2017	200	180
7.375% due 04/15/2018	100	89
7.500% due 12/31/2013	4,741	4,871
8.000% due 11/01/2031	1,100	1,049
8.300% due 02/12/2015	125,000	131,562

Golden West Financial Corp.
4.750% due 10/01/2012	100	105

Goldman Sachs Capital I
6.345% due 02/15/2034	750	695

Goldman Sachs Capital II
5.793% due 12/29/2049	25,200	21,483

Goldman Sachs Group, Inc.
0.351% due 06/28/2010	69,464	69,485
0.429% due 02/06/2012	78,765	78,382
0.551% due 06/28/2010	6,475	6,480
0.649% due 07/22/2015	6,006	5,815
0.652% due 10/07/2011	2,700	2,703
0.701% due 03/22/2016	34,600	32,882
0.751% due 01/12/2015	20,000	19,580
0.851% due 09/29/2014	12,500	12,189
1.028% due 12/05/2011	25	25
1.625% due 07/15/2011	262	265
3.625% due 08/01/2012	120	124
4.750% due 07/15/2013	500	529
5.000% due 01/15/2011	1,500	1,549
5.125% due 01/15/2015	12	13
5.250% due 04/01/2013	82	87

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 10/15/2013	$4,915	$5,288
5.300% due 02/14/2012	11,630	12,385
5.350% due 01/15/2016	16,955	17,876
5.450% due 11/01/2012	446	482
5.500% due 11/15/2014	148	159
5.625% due 01/15/2017	450	462
5.700% due 09/01/2012	2,395	2,599
5.750% due 10/01/2016	1,200	1,284
5.950% due 01/18/2018	304,565	319,992
5.950% due 01/15/2027	190	183
6.125% due 02/15/2033	20,010	19,838
6.150% due 04/01/2018	318,890	337,944
6.250% due 09/01/2017	419,900	452,081
6.450% due 05/01/2036	155	150
6.600% due 01/15/2012	12,975	14,084
6.750% due 10/01/2037	331,724	332,338
6.875% due 01/15/2011	195	204
7.500% due 02/15/2019	37,153	42,529

Hartford Life Global Funding Trusts
0.437% due 06/16/2014	400	372

HBOS Capital Funding LP
6.071% due 06/29/2049	10,000	7,850

HBOS PLC
6.750% due 05/21/2018	250,700	230,692

HCP, Inc.
5.625% due 02/28/2013	3,225	3,341
5.650% due 12/15/2013	2,530	2,647
5.950% due 09/15/2011	12,350	12,886
6.000% due 01/30/2017	1,700	1,695
6.300% due 09/15/2016	13,000	13,222
6.700% due 01/30/2018	27,900	28,474

Health Care REIT, Inc.
5.875% due 05/15/2015	5,000	5,252

HSBC Bank USA N.A.
4.625% due 04/01/2014	75	78
5.875% due 11/01/2034	3,000	2,920
6.000% due 08/09/2017	14,400	15,569

HSBC Capital Funding LP
4.610% due 12/29/2049	400	369
9.547% due 12/29/2049	43,400	44,376
10.176% due 12/29/2049	66,160	85,530

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	7,900	7,070

HSBC Finance Corp.
0.500% due 05/10/2010	61,008	61,025
0.519% due 04/24/2012	500	496
0.601% due 07/19/2012	4,800	4,737
0.682% due 06/01/2016	28,100	26,679
1.749% due 10/20/2010	26,300	26,325
4.625% due 09/15/2010	278	283
5.700% due 06/01/2011	230	240
6.750% due 05/15/2011	2,100	2,208
7.000% due 05/15/2012	315	344

HSBC Holdings PLC
6.500% due 05/02/2036	192,600	199,100
6.500% due 09/15/2037	111,000	115,435

HSBC USA, Inc.
3.125% due 12/16/2011	1,200	1,243

Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019	150	148

ILFC E-Capital Trust I
5.900% due 12/21/2065	32,706	25,511

ILFC E-Capital Trust II
6.250% due 12/21/2065	36,420	28,408

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ING Bank NV
0.881% due 01/13/2012	$58,000	$57,908
2.625% due 02/09/2012	13,700	14,030
3.900% due 03/19/2014	2,600	2,732

International Bank for Reconstruction & Development
5.000% due 04/01/2016	69	76

International Lease Finance Corp.
0.472% due 05/24/2010	139,149	139,158
0.571% due 07/15/2011	39,270	36,888
0.581% due 07/01/2011	70,695	66,416
0.601% due 07/13/2012	10,630	9,478
4.750% due 01/13/2012	33,733	32,961
4.875% due 09/01/2010	154,891	154,905
4.950% due 02/01/2011	20,900	20,920
5.000% due 04/15/2010	46,945	46,950
5.000% due 09/15/2012	12,000	11,538
5.125% due 11/01/2010	67,787	67,877
5.250% due 01/10/2013	15,000	14,310
5.300% due 05/01/2012	81,300	79,002
5.350% due 03/01/2012	141,054	138,250
5.400% due 02/15/2012	119,601	117,737
5.450% due 03/24/2011	83,245	83,355
5.550% due 09/05/2012	12,065	11,756
5.625% due 09/15/2010	68,502	68,993
5.625% due 09/20/2013	33,397	31,527
5.750% due 06/15/2011	141,896	142,659
5.875% due 05/01/2013	5,475	5,261
6.375% due 03/25/2013	650	636
6.625% due 11/15/2013	26,667	25,975
7.900% due 08/15/2010	900	902

iStar Financial, Inc.
5.150% due 03/01/2012	10,000	8,850
5.800% due 03/15/2011	400	384
5.950% due 10/15/2013	10,000	8,100

Jackson National Life Funding LLC
0.524% due 08/06/2011	31,600	30,990

John Deere Capital Corp.
4.950% due 12/17/2012	85	92
5.650% due 07/25/2011	9,000	9,542
7.000% due 03/15/2012	175	194

JPMorgan Chase & Co.
0.289% due 05/07/2010	1,781	1,781
0.376% due 06/25/2012	28,300	28,178
0.378% due 12/21/2011	2,500	2,495
0.399% due 11/01/2012	3,500	3,474
3.125% due 12/01/2011	400	414
4.500% due 01/15/2012	4,000	4,219
4.750% due 05/01/2013	753	803
4.750% due 03/01/2015	300	315
4.875% due 03/15/2014	645	675
5.125% due 09/15/2014	14,015	14,820
5.250% due 05/01/2015	700	738
5.600% due 06/01/2011	132	139
5.750% due 01/02/2013	40,135	43,585
6.000% due 01/15/2018	157,485	171,227
6.125% due 06/27/2017	15	16
6.300% due 04/23/2019	13,000	14,371
6.400% due 05/15/2038	36,748	39,811
6.625% due 03/15/2012	1,300	1,414
7.875% due 06/15/2010	80	81

JPMorgan Chase & Co., Inc. CPI Linked Bond
0.615% due 02/15/2012	600	603

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Bank N.A.
0.587% due 06/13/2016	$30,565	$28,726
5.875% due 06/13/2016	20	22
6.000% due 10/01/2017	323,900	345,748

JPMorgan Chase Capital XIII
1.201% due 09/30/2034	25	20

JPMorgan Chase Capital XV
5.875% due 03/15/2035	12,135	11,076

JPMorgan Chase Capital XX
6.550% due 09/15/2066	37,900	35,674

JPMorgan Chase Capital XXI
1.199% due 01/15/2087	24,000	18,459

JPMorgan Chase Capital XXIII
1.250% due 05/15/2077	4,278	3,238

JPMorgan Chase Capital XXVII
7.000% due 11/01/2039	50,000	51,186

KeyBank N.A.
2.502% due 06/02/2010	232,100	232,880
7.413% due 10/15/2027	91,450	93,655

KeyCorp
6.500% due 05/14/2013	100,000	106,866

Kimco Realty Corp.
5.700% due 05/01/2017	2,000	2,008

Kreditanstalt fuer Wiederaufbau
4.000% due 01/27/2020	138,600	138,393
4.875% due 06/17/2019	23,600	25,367

Landwirtschaftliche Rentenbank
4.875% due 11/16/2015	175	191

LBG Capital No.1 PLC
7.875% due 11/01/2020	44,361	40,147
8.500% due 12/29/2049	39,400	34,475

LeasePlan Corp. NV
3.000% due 05/07/2012	205,000	211,937

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	108,850	25,580
3.011% due 12/23/2010 (a)	100	24
5.625% due 01/24/2013 (a)	152,570	36,617
5.750% due 01/03/2017 (a)	200	1
6.200% due 09/26/2014 (a)	49,670	11,797
6.625% due 01/18/2012 (a)	350	83
6.750% due 12/28/2017 (a)	20,000	100
6.875% due 05/02/2018 (a)	122,732	29,609
7.000% due 04/16/2019 (a)	90	18
7.500% due 05/11/2038 (a)	85,000	425

Liberty Mutual Group, Inc.
5.750% due 03/15/2014	10,200	10,686

Lloyds TSB Bank PLC
5.800% due 01/13/2020	51,400	50,242
12.000% due 12/29/2049	1,215,200	1,356,252

Longpoint Re Ltd.
5.507% due 11/08/2011	87,500	87,522

M&I Marshall & Ilsley Bank
5.250% due 09/04/2012	125	125

Macquarie Bank Ltd.
2.600% due 01/20/2012	200,000	204,227
3.300% due 07/17/2014	177,300	179,866

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014	21,000	21,743
5.750% due 09/15/2015	83,000	87,980
9.250% due 04/15/2019	12,250	15,280

Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039	155	198

MBNA Capital B
1.049% due 02/01/2027	10,900	7,522

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MBNA Corp.
5.000% due 05/04/2010	$40	$40
6.125% due 03/01/2013	20,100	21,600

Mellon Funding Corp.
5.000% due 12/01/2014	100	108

Mercantile Bankshares Corp.
4.625% due 04/15/2013	3,390	3,458

Merrill Lynch & Co., Inc.
0.449% due 07/25/2011	147,030	146,237
0.449% due 11/01/2011	123,800	122,383
0.450% due 02/15/2011	37,250	36,613
0.482% due 06/05/2012	128,460	126,111
0.711% due 01/15/2015	30,900	28,815
2.500% due 05/12/2010	113,145	113,400
5.000% due 01/15/2015	2,700	2,765
5.450% due 02/05/2013	1,179	1,248
5.450% due 07/15/2014	90	94
5.700% due 05/02/2017	10	10
6.050% due 08/15/2012	540,938	578,043
6.150% due 04/25/2013	73,525	79,220
6.220% due 09/15/2026	115	111
6.400% due 08/28/2017	256,710	270,858
6.750% due 06/01/2028	115	113
6.875% due 04/25/2018	663,985	716,668
7.750% due 05/14/2038	425	473

Metlife Capital Trust IV
7.875% due 12/15/2067	10,400	10,712

MetLife Capital Trust X
9.250% due 04/08/2068	1,700	1,930

MetLife, Inc.
5.375% due 12/15/2012	200	217
6.400% due 12/15/2066	70,810	64,437

Metropolitan Life Global Funding I
0.290% due 05/17/2010	68,800	68,817
0.410% due 05/18/2010	6,350	6,352
0.507% due 03/15/2012	400	395
5.125% due 11/09/2011	4,325	4,517
5.125% due 04/10/2013	106,770	114,708

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049	200	202

Monumental Global Funding Ltd.
0.637% due 06/15/2011	60,000	57,842
5.500% due 04/22/2013	52,400	55,858

Morgan Stanley
0.349% due 05/07/2010	199,213	199,250
0.499% due 01/09/2012	70,950	70,178
0.501% due 01/18/2011	44,485	44,497
0.540% due 04/19/2012	50,500	49,380
0.549% due 01/09/2014	26,580	25,436
0.701% due 10/18/2016	97,100	88,921
0.731% due 10/15/2015	41,920	38,884
2.250% due 03/13/2012	365	373
2.350% due 05/14/2010	444,461	445,432
3.250% due 12/01/2011	100	104
4.100% due 01/26/2015	173,000	172,256
4.200% due 11/20/2014	5	5
4.250% due 05/15/2010	2,500	2,509
4.720% due 05/01/2014	250	245
4.750% due 04/01/2014	6,159	6,294
5.050% due 01/21/2011	16,200	16,727
5.300% due 03/01/2013	7,439	7,922
5.375% due 10/15/2015	4,500	4,678
5.550% due 04/27/2017	3,395	3,475
5.625% due 01/09/2012	1,604	1,700

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 08/31/2012	$312,375	$335,331
5.750% due 10/18/2016	17,600	18,313
5.950% due 12/28/2017	113,700	116,974
6.000% due 05/13/2014	200	216
6.000% due 04/28/2015	119,635	128,291
6.250% due 08/28/2017	33,400	35,096
6.250% due 08/09/2026	225	230
6.600% due 04/01/2012	2,015	2,187
6.625% due 04/01/2018	13,700	14,635
6.750% due 04/15/2011	12,624	13,330
7.300% due 05/13/2019	425	470

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	22,800	22,634

Mystic Re Ltd.
10.252% due 06/07/2011	12,200	12,423

National Australia Bank Ltd.
0.443% due 06/19/2017	75,200	72,648
0.481% due 06/29/2016	10,000	9,769
5.350% due 06/12/2013	186,330	200,951

National Capital Trust II
5.486% due 12/29/2049	27	25

National City Bank
0.348% due 06/18/2010	3,615	3,613
0.607% due 12/15/2016	8,090	7,261
0.622% due 06/07/2017	10,000	8,925
4.625% due 05/01/2013	8,400	8,769
6.200% due 12/15/2011	30,600	32,994

National City Bank of Kentucky
6.300% due 02/15/2011	2,900	2,981

National City Corp.
0.427% due 06/16/2010	2,355	2,352

National Rural Utilities Cooperative Finance Corp.
1.026% due 07/01/2010	6,535	6,548
7.250% due 03/01/2012	280	308
10.375% due 11/01/2018	252	336

Nationwide Building Society
4.650% due 02/25/2015	88,000	87,855

Nationwide Health Properties, Inc.
6.500% due 07/15/2011	13,000	13,442

Nationwide Life Global Funding I
0.451% due 05/19/2010	46,400	46,330
5.450% due 10/02/2012	6,900	7,112

New England Mutual Life Insurance Co.
7.875% due 02/15/2024	5,500	5,825

New York Community Bank
3.000% due 12/16/2011	200	207

New York Life Global Funding
4.650% due 05/09/2013	14,600	15,642

New York Life Insurance Co.
6.750% due 11/15/2039	50,000	54,963

Nippon Life Insurance Co.
4.875% due 08/09/2010	2,500	2,523

Northern Rock Asset Management PLC
5.625% due 06/22/2017	12,500	12,245

NSG Holdings LLC
7.750% due 12/15/2025	800	724

OMX Timber Finance Investments I LLC
5.420% due 01/29/2020	47,100	45,761

ORIX Corp.
5.480% due 11/22/2011	20,000	20,722

PACCAR Financial Corp.
1.001% due 04/01/2011	10,000	10,062

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Life Global Funding
0.481% due 06/22/2011	$17,406	$17,306
5.150% due 04/15/2013	11,700	12,344

Pacific Life Insurance Co.
9.250% due 06/15/2039	70,165	87,196

Pacific LifeCorp
6.000% due 02/10/2020	76,900	75,198

Pearson Dollar Finance PLC
5.500% due 05/06/2013	25,000	26,632
5.700% due 06/01/2014	5,000	5,410
6.250% due 05/06/2018	28,000	29,999

Petroleum Export Ltd.
5.265% due 06/15/2011	13,149	13,006

Piper Jaffray Cos.
4.351% due 12/31/2010	19,600	19,484

PMI Group, Inc.
6.000% due 09/15/2016	9,500	6,258

PNC Funding Corp.
0.389% due 01/31/2012	9,000	8,937
5.125% due 12/14/2010	150	155

PNC Preferred Funding Trust III
8.700% due 03/29/2049	100	105

Pricoa Global Funding I
0.349% due 01/30/2012	3,100	3,032
0.451% due 09/27/2013	2,000	1,908
1.052% due 06/04/2010	23,875	23,904
5.300% due 09/27/2013	21,000	22,863

Princeton University
4.950% due 03/01/2019	6,800	7,199
5.700% due 03/01/2039	10,000	10,428

Principal Life Income Funding Trusts
0.410% due 11/15/2010	1,000	997
5.100% due 04/15/2014	100	105
5.300% due 04/24/2013	148,900	159,951
5.550% due 04/27/2015	237,300	251,389

Progressive Corp.
6.700% due 06/15/2067	19,800	19,468

Protective Life Secured Trusts
0.389% due 11/09/2010	1,000	998

Prudential Financial, Inc.
4.671% due 06/10/2013	20,000	19,755
6.000% due 12/01/2017	40,000	42,390
6.100% due 06/15/2017	307	325
6.625% due 12/01/2037	8,200	8,629

Prudential Holdings LLC
8.695% due 12/18/2023	4,205	4,854

Prudential Insurance Co. of America
8.100% due 07/15/2015	2,245	2,476

Rabobank Nederland NV
2.650% due 08/17/2012	300	306
11.000% due 06/29/2049	270,936	349,678

RBS Capital Trust I
4.709% due 12/29/2049	1,690	1,031

Regions Bank
7.500% due 05/15/2018	141,786	140,882

Regions Financial Corp.
0.421% due 06/26/2012	8,670	7,930
6.375% due 05/15/2012	125	125
7.375% due 12/10/2037	2,900	2,527
7.750% due 11/10/2014	18,370	19,346

Republic New York Corp.
0.633% due 01/29/2049	5,000	4,761

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Reinsurance 2007 Ltd.
6.252% due 06/07/2010	$12,500	$12,578
7.502% due 06/07/2010	12,500	12,577
8.002% due 06/07/2010	12,500	12,599
10.502% due 06/07/2010	1,500	1,518

Residential Reinsurance 2008 Ltd.
7.002% due 06/06/2011	16,000	16,118

Resona Bank Ltd.
5.850% due 09/29/2049	38,450	36,324

Royal Bank of Canada
5.650% due 07/20/2011	125	133

Royal Bank of Scotland Group PLC
0.512% due 03/30/2012	380,000	380,496
0.650% due 04/08/2011	2,100	2,104
1.149% due 04/23/2012	51,100	51,839
1.450% due 10/20/2011	1,000,000	1,004,729
2.625% due 05/11/2012	42,365	43,275
4.875% due 08/25/2014	42,400	42,711
4.875% due 03/16/2015	104,943	105,022
5.000% due 11/12/2013	24	23
5.000% due 10/01/2014	4,200	4,023
6.375% due 02/01/2011	9,110	9,248
6.990% due 10/29/2049	92,200	65,923
7.640% due 03/29/2049	131,675	83,614
7.648% due 08/29/2049	11,395	9,600

Santander Issuances S.A. Unipersonal
5.911% due 06/20/2016	7,900	8,004

Simon Property Group LP
4.600% due 06/15/2010	8,000	8,054
5.100% due 06/15/2015	200	206
5.250% due 12/01/2016	11,700	11,604
5.600% due 09/01/2011	5,000	5,201
5.750% due 12/01/2015	1,200	1,271
5.875% due 03/01/2017	8,000	8,273
6.100% due 05/01/2016	10,000	10,535
6.125% due 05/30/2018	2,000	2,072

SLM Corp.
0.409% due 07/26/2010	3,000	2,960
0.457% due 03/15/2011	89,275	87,103
0.479% due 10/25/2011	195,750	186,219
0.549% due 01/27/2014	98,418	85,227
4.000% due 07/25/2014	5,000	4,234
4.770% due 10/01/2010	300	299
4.841% due 01/31/2014	9,400	7,970
4.871% due 01/01/2014	7,701	6,542
5.000% due 10/01/2013	44,700	42,735
5.000% due 06/15/2018	10,000	8,264
5.050% due 11/14/2014	10,000	9,262
5.125% due 08/27/2012	25,010	24,863
5.140% due 06/15/2016	100,000	77,969
5.375% due 01/15/2013	46,420	45,873
5.375% due 05/15/2014	16,600	15,736
5.400% due 10/25/2011	14,270	14,409
5.450% due 04/25/2011	38,400	39,091
8.450% due 06/15/2018	84,200	85,281

SLM Corp. CPI Linked Bond
3.963% due 11/21/2013	270	234
4.106% due 03/15/2012	2,000	1,825

Societe Generale
5.922% due 04/29/2049	1,800	1,556

Source One Mortgage Corp.
9.000% due 06/01/2012	9,200	10,148

Sovereign Bank
8.750% due 05/30/2018	10,000	11,315

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Capital Trust III
8.250% due 03/15/2042	$11,700	$12,117

State Street Capital Trust IV
1.257% due 06/01/2077	65,500	49,462

State Street Corp.
7.650% due 06/15/2010	175	177

Sun Life Financial Global Funding LP
0.418% due 07/06/2011	47,400	46,862
0.508% due 07/06/2010	46,191	46,200

SunTrust Bank
0.361% due 05/21/2012	9,050	8,739
3.000% due 11/16/2011	2,000	2,066
6.375% due 04/01/2011	200	209

SunTrust Banks, Inc.
5.250% due 11/05/2012	1,045	1,103

Svensk ExportKredit AB
4.875% due 09/29/2011	125	132
5.125% due 03/01/2017	75	82

Svenska Handelsbanken AB
1.257% due 09/14/2012	51,000	51,407
2.875% due 09/14/2012	170	173

Swedbank AB
2.800% due 02/10/2012	1,500	1,539

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039	100,000	108,833

Temasek Financial I Ltd.
4.300% due 10/25/2019	156,300	155,293
5.375% due 11/23/2039	50,000	48,823

TNK-BP Finance S.A.
6.125% due 03/20/2012	39,300	41,118
7.250% due 02/02/2020	2,100	2,200
7.500% due 03/13/2013	57,600	62,669
7.500% due 07/18/2016	5,900	6,475
7.875% due 03/13/2018	7,200	7,933

Toll Road Investors Partnership II LP
0.000% due 02/15/2045	1,003	85

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	6,000	6,300
6.103% due 06/27/2012	28,025	29,744
7.700% due 08/07/2013	3,100	3,449
8.700% due 08/07/2018	83,600	100,493

Travelers Cos., Inc.
6.250% due 06/15/2037	125	133
6.250% due 03/15/2067	7,000	6,900

Travelers Property Casualty Corp.
5.000% due 03/15/2013	70	75
6.375% due 03/15/2033	33	35

U.S. Bancorp
4.500% due 07/29/2010	150	152

U.S. Bank N.A.
6.375% due 08/01/2011	3,000	3,195

U.S. Central Federal Credit Union
1.900% due 10/19/2012	49,100	49,583

UBS AG
1.159% due 04/22/2010	23,000	23,009
1.169% due 05/05/2010	5,900	5,903
1.173% due 06/19/2010	22,205	22,247
1.352% due 02/23/2012	318,000	319,691
5.750% due 04/25/2018	173,875	178,389
5.875% due 12/20/2017	188,225	195,205

UBS Preferred Funding Trust I
8.622% due 10/29/2049	63,500	62,884

UBS Preferred Funding Trust II
7.247% due 06/29/2049	8,000	7,709

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UBS Preferred Funding Trust V
6.243% due 05/29/2049	$25,675	$23,364

UFJ Finance Aruba AEC
6.750% due 07/15/2013	3,700	4,151

Union Planters Corp.
7.750% due 03/01/2011	500	508

USB Capital IX
6.189% due 10/29/2049	30,800	26,642

USB Realty Corp.
6.091% due 12/29/2049	38,000	31,017

Ventas Realty LP
6.500% due 06/01/2016	1,100	1,125
6.750% due 04/01/2017	190	195
7.125% due 06/01/2015	74	77

Vita Capital III Ltd.
1.351% due 01/01/2011	8,000	7,870

VTB Capital S.A.
6.875% due 05/29/2018	15,000	15,694

Wachovia Bank N.A.
0.312% due 05/25/2010	13,600	13,604
0.322% due 12/02/2010	50,950	50,975
0.587% due 03/15/2016	200	184
0.629% due 11/03/2014	5,200	4,918
1.150% due 05/14/2010	7,604	7,613
5.600% due 03/15/2016	19,800	20,780
6.600% due 01/15/2038	10,127	10,453
7.800% due 08/18/2010	6,750	6,925

Wachovia Capital Trust I
7.640% due 01/15/2027	1,370	1,338

Wachovia Capital Trust II
0.751% due 01/15/2027	25	18

Wachovia Capital Trust III
5.800% due 12/31/2049	162,615	139,442

Wachovia Capital Trust V
7.965% due 06/01/2027	5,361	5,288

Wachovia Corp.
0.319% due 07/26/2010 (n)	6,525	6,527
0.377% due 03/15/2011	54,100	53,945
0.379% due 04/23/2012	47,175	46,720
0.381% due 10/15/2011	112,325	111,863
0.402% due 03/01/2012	43,975	43,675
0.439% due 08/01/2013	14,050	13,649
0.527% due 06/15/2017	1,300	1,182
0.589% due 10/28/2015	5,500	5,109
0.621% due 10/15/2016	58,870	54,040
2.019% due 05/01/2013	25,000	25,743
4.875% due 02/15/2014	21,280	22,065
5.250% due 08/01/2014	2,900	3,049
5.300% due 10/15/2011	49,245	52,122
5.500% due 05/01/2013	166,304	179,730
5.500% due 08/01/2035	85	75
5.625% due 10/15/2016	92,200	97,244
5.700% due 08/01/2013	19,650	21,535
5.750% due 06/15/2017	22,525	24,012
5.750% due 02/01/2018	414,380	441,167

WEA Finance LLC
6.750% due 09/02/2019	5	5

Wells Fargo & Co.
0.471% due 08/20/2010	15	15
3.750% due 10/01/2014	205	208
4.375% due 01/31/2013	26,740	28,239
4.625% due 08/09/2010	25,000	25,368
5.000% due 11/15/2014	100	105
5.125% due 09/01/2012	300	319

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 10/23/2012	$1,000	$1,078
5.625% due 12/11/2017	2,575	2,735

Wells Fargo Bank N.A.
0.460% due 05/16/2016	1,500	1,372
4.750% due 02/09/2015	13,600	14,138
6.450% due 02/01/2011	5,672	5,939

Wells Fargo Capital X
5.950% due 12/15/2086	16,700	15,395

Wells Fargo Capital XIII
7.700% due 12/29/2049	250,304	259,690

Western Corporate Federal Credit Union
1.750% due 11/02/2012	195,000	195,685

Westpac Banking Corp.
3.250% due 12/16/2011	7,600	7,862

White Nights Finance BV for Gazprom
10.500% due 03/08/2014	17,300	20,599
10.500% due 03/25/2014	7,800	9,290

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010	15,050	15,330

WT Finance (Aust.) Pty Ltd.
4.375% due 11/15/2010	13	13

XL Capital Finance Europe PLC
6.500% due 01/15/2012	10,000	10,535

XL Capital Ltd.
5.250% due 09/15/2014	1,600	1,656

Xstrata Finance Canada Ltd.
5.500% due 11/16/2011	11,250	11,807
5.800% due 11/15/2016	1,265	1,321

ZFS Finance USA Trust I
5.875% due 05/09/2062	146	138

		39,691,786

INDUSTRIALS 4.9%

Abbott Laboratories
5.875% due 05/15/2016	140	158

AES El Salvador Trust
6.750% due 02/01/2016	105	100

Aetna, Inc.
6.000% due 06/15/2016	15,000	16,458
6.500% due 09/15/2018	12,000	13,412

Agilent Technologies, Inc.
6.500% due 11/01/2017	710	768

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	60,066	61,974

Alcoa, Inc.
5.550% due 02/01/2017	2,300	2,312
5.720% due 02/23/2019	4,127	4,019
5.870% due 02/23/2022	2,000	1,841
6.000% due 07/15/2013	25,000	26,687
6.750% due 07/15/2018	33,000	34,254

Allied Waste North America, Inc.
6.875% due 06/01/2017	1,125	1,228

Altria Group, Inc.
8.500% due 11/10/2013	2,500	2,925
9.250% due 08/06/2019	45,525	55,409
9.700% due 11/10/2018	64,525	79,463
9.950% due 11/10/2038	185	244

America Movil SAB de C.V.
5.000% due 03/30/2020	124,000	122,867
5.625% due 11/15/2017	25	27
6.125% due 03/30/2040	105,000	103,130

America West Airlines 1998-1B Pass-Through Trust
6.870% due 07/02/2018	1,237	1,145

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012	$5,583	$5,584

American Airlines Pass-Through Trust 2003-01
3.857% due 07/09/2010	9	9

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019	13,531	15,662

American Airlines, Inc.
10.500% due 10/15/2012	19,300	20,651

AmeriGas Partners LP
7.250% due 05/20/2015	800	816

AmerisourceBergen Corp.
5.625% due 09/15/2012	10,000	10,778

Amgen, Inc.
5.700% due 02/01/2019	28,026	30,760
5.850% due 06/01/2017	15,000	16,651
6.150% due 06/01/2018	4,500	5,072
6.375% due 06/01/2037	417	450
6.400% due 02/01/2039	30,015	32,541
6.900% due 06/01/2038	7,686	8,857

Anadarko Petroleum Corp.
6.125% due 03/15/2012	1,800	1,947
6.950% due 06/15/2019	55	62

Anheuser-Busch Cos., Inc.
5.500% due 01/15/2018	9,100	9,610
7.500% due 03/15/2012	500	554

Anheuser-Busch InBev Worldwide, Inc.
5.375% due 11/15/2014	370	401
5.375% due 01/15/2020	195	202
6.875% due 11/15/2019	325	374

Apache Corp.
6.000% due 09/15/2013	30	34
7.950% due 04/15/2026	150	182

ArcelorMittal
7.000% due 10/15/2039	70	72

Arrow Electronics, Inc.
6.000% due 04/01/2020	15,000	15,163

AstraZeneca PLC
5.400% due 09/15/2012	25	27
5.900% due 09/15/2017	69,200	77,409
6.450% due 09/15/2037	88,900	99,264

AutoZone, Inc.
4.750% due 11/15/2010	200	204
5.500% due 11/15/2015	10,050	10,681
5.875% due 10/15/2012	4,800	5,183
6.500% due 01/15/2014	40,000	44,315
6.950% due 06/15/2016	1,000	1,131
7.125% due 08/01/2018	27,000	30,657

Avnet, Inc.
6.625% due 09/15/2016	2,000	2,140

Avon Products, Inc.
5.125% due 01/15/2011	10,000	10,353
6.500% due 03/01/2019	28,300	31,849

Baker Hughes, Inc.
6.500% due 11/15/2013	40	46
6.875% due 01/15/2029	100	114

Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039	255	252

Baxter International, Inc.
5.375% due 06/01/2018	10,000	10,764

Berry Plastics Corp.
5.001% due 02/15/2015	1,100	1,056

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	$145	$156
5.125% due 03/29/2012	10,000	10,711
5.250% due 12/15/2015	82	90

Biomet, Inc.
10.000% due 10/15/2017	925	1,024
10.375% due 10/15/2017 (e)	4,500	4,972

Black & Decker Corp.
5.750% due 11/15/2016	25,000	27,392
8.950% due 04/15/2014	40,000	47,399

Boeing Co.
3.500% due 02/15/2015	115	117
8.750% due 08/15/2021	50	65

Boston Scientific Corp.
4.250% due 01/12/2011	575	583
5.125% due 01/12/2017	21,805	20,483
5.450% due 06/15/2014	2,000	2,016
6.000% due 06/15/2011	10,000	10,403
6.000% due 01/15/2020	500	473
6.400% due 06/15/2016	2,000	2,041

Bottling Group LLC
6.950% due 03/15/2014	70	81

Brown-Forman Corp.
0.351% due 04/01/2010	14,000	14,000

Brunswick Corp.
11.750% due 08/15/2013	18,000	20,250

Burlington Northern Santa Fe Corp.
7.290% due 06/01/2036	55	63

Campbell Soup Co.
4.500% due 02/15/2019	1,200	1,223

Canadian National Railway Co.
6.250% due 08/01/2034	100	108

Canadian Natural Resources Ltd.
4.900% due 12/01/2014	90	96
5.700% due 05/15/2017	590	630
6.250% due 03/15/2038	20,000	20,750
6.500% due 02/15/2037	25,000	26,613
6.700% due 07/15/2011	12,860	13,718

Cardinal Health, Inc.
5.800% due 10/15/2016	23,000	24,265
6.000% due 06/15/2017	10,600	11,195

Caterpillar, Inc.
5.700% due 08/15/2016	100	110
6.050% due 08/15/2036	100	106

CBS Corp.
5.625% due 08/15/2012	15,000	16,190

Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	200	216

Centex Corp.
5.250% due 06/15/2015	4,500	4,432
5.700% due 05/15/2014	1,500	1,534
6.500% due 05/01/2016	19,120	19,885

Cenvous Energy, Inc.
4.500% due 09/15/2014	2,300	2,402

Chart Industries, Inc.
9.125% due 10/15/2015	800	804

Chesapeake Energy Corp.
7.250% due 12/15/2018	3,000	3,015
9.500% due 02/15/2015	3,685	4,026

Cie Generale de Geophysique-Veritas
7.750% due 05/15/2017	2,000	2,010
9.500% due 05/15/2016	15	16

CIGNA Corp.
6.350% due 03/15/2018	20,000	21,578

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cisco Systems, Inc.
5.250% due 02/22/2011	$535	$557
5.500% due 02/22/2016	100	112

CITIC Resources Finance 2007 Ltd.
6.750% due 05/15/2014	17,900	18,348

CoBank ACB
7.875% due 04/16/2018	4,900	5,299

CODELCO, Inc.
6.150% due 10/24/2036	23,200	23,950
7.500% due 01/15/2019	900	1,064

Colgate-Palmolive Co.
5.980% due 04/25/2012	150	164

Colorado Interstate Gas Co.
6.850% due 06/15/2037	250	254

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	495	574

Comcast Cable Communications LLC
6.750% due 01/30/2011	250	261
7.125% due 06/15/2013	400	454

Comcast Corp.
4.950% due 06/15/2016	230	240
5.650% due 06/15/2035	435	404
5.700% due 05/15/2018	310	329
5.700% due 07/01/2019	15	16
5.850% due 11/15/2015	325	357
5.900% due 03/15/2016	5,000	5,468
6.300% due 11/15/2017	390	430
6.450% due 03/15/2037	22,000	22,476
6.500% due 01/15/2017	383	426
6.550% due 07/01/2039	120	125
7.050% due 03/15/2033	725	782

Commercial Metals Co.
6.500% due 07/15/2017	15,660	15,948
7.350% due 08/15/2018	13,000	13,698

Community Health Systems, Inc.
8.875% due 07/15/2015	2,500	2,594

Computer Sciences Corp.
5.000% due 02/15/2013	5,000	5,307
5.500% due 03/15/2013	2,000	2,150
6.500% due 03/15/2018	31,745	35,200

ConocoPhillips
5.900% due 10/15/2032	300	312

Continental Airlines 1998-3 Class A-1 Pass-Through Trust
6.820% due 11/01/2019	4,904	4,732

Continental Airlines 2000-2 Class A-1 Pass-Through Trust
7.707% due 10/02/2022	2,570	2,570

Continental Airlines 2000-2 Class A-2 Pass-Through Trust
7.487% due 04/02/2012	1,215	1,215

Continental Airlines 2001-1 Class A-2 Pass Through Trust
6.503% due 12/15/2012	9,220	9,427

Continental Airlines 2009-1 Class A Pass-Through Trust
9.000% due 07/08/2016	3,674	3,968

Con-way, Inc.
7.250% due 01/15/2018	19,000	20,151

Costco Wholesale Corp.
5.500% due 03/15/2017	100	110

Coventry Health Care, Inc.
6.125% due 01/15/2015	7,500	7,472

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cox Communications, Inc.
5.450% due 12/15/2014	$40	$43
6.450% due 12/01/2036	5,000	5,054
8.375% due 03/01/2039	105	132

CRH America, Inc.
8.125% due 07/15/2018	10,000	11,794

Crown Americas LLC
7.625% due 11/15/2013	430	445

CSC Holdings LLC
6.750% due 04/15/2012	5,000	5,256

CSN Islands XI Corp.
6.875% due 09/21/2019	12,200	12,810

CSX Corp.
5.600% due 05/01/2017	21,200	22,404
6.250% due 03/15/2018	5,852	6,333
6.750% due 03/15/2011	10,000	10,523

CVS Caremark Corp.
0.552% due 06/01/2010	146,293	146,321
6.125% due 08/15/2016	6,745	7,443

CVS Pass-Through Trust
7.507% due 01/10/2032	99,791	111,283

Cytec Industries, Inc.
4.600% due 07/01/2013	2,000	2,087
6.000% due 10/01/2015	5,300	5,706
8.950% due 07/01/2017	7,000	8,457

Daimler Finance North America LLC
4.875% due 06/15/2010	19,300	19,441
5.750% due 09/08/2011	57,000	60,101
5.875% due 03/15/2011	50,500	52,552
6.500% due 11/15/2013	36,000	39,943
7.300% due 01/15/2012	8,200	8,933
7.750% due 01/18/2011	36,800	38,722
8.000% due 06/15/2010	300	304

Darden Restaurants, Inc.
6.200% due 10/15/2017	14,000	15,293

Delhaize America, Inc.
9.000% due 04/15/2031	80	102

Dell, Inc.
4.700% due 04/15/2013	149,700	160,920
5.650% due 04/15/2018	77,370	82,209
6.500% due 04/15/2038	95,000	100,801

Delta Air Lines, Inc.
7.570% due 05/18/2012	250	253
7.750% due 12/17/2019	5,014	5,265

Deluxe Corp.
5.125% due 10/01/2014	6,200	5,712

Devon Energy Corp.
5.625% due 01/15/2014	250	274

Devon Financing Corp. ULC
6.875% due 09/30/2011	55	59

Diageo Capital PLC
5.500% due 09/30/2016	50	54

DISH DBS Corp.
6.375% due 10/01/2011	16,000	16,680
7.000% due 10/01/2013	125	131
7.125% due 02/01/2016	1,250	1,280

Dow Chemical Co.
4.850% due 08/15/2012	26,000	27,511
5.700% due 05/15/2018	500	520
6.000% due 10/01/2012	3,400	3,703
6.850% due 08/15/2013	500	552
7.600% due 05/15/2014	250	286
8.550% due 05/15/2019	49,885	60,447

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DR Horton, Inc.
5.250% due 02/15/2015	$10,000	$9,700
5.625% due 09/15/2014	3,000	2,985
5.625% due 01/15/2016	13,000	12,561
6.125% due 01/15/2014	5,000	5,131
6.500% due 04/15/2016	51,500	51,886

E.I. Du Pont De Nemours & Co.
4.125% due 04/30/2010	200	200
4.750% due 11/15/2012	175	188
5.000% due 01/15/2013	300	324
5.250% due 12/15/2016	10,000	10,800

Eastman Kodak Co.
7.250% due 11/15/2013	80	77

Eaton Vance Corp.
6.500% due 10/02/2017	21,100	22,750

Ecopetrol S.A.
7.625% due 07/23/2019	74,515	83,084

El Paso Corp.
7.000% due 05/15/2011	10,850	11,286
7.000% due 06/15/2017	1,950	2,000
7.750% due 06/15/2010	7,150	7,238
7.875% due 06/15/2012	10,200	10,857
9.625% due 05/15/2012	13,050	14,168
10.750% due 10/01/2010	24,700	25,159

El Paso Natural Gas Co.
5.950% due 04/15/2017	3,295	3,449
8.375% due 06/15/2032	9,495	11,160

Emerson Electric Co.
4.500% due 05/01/2013	95	102

Enbridge Energy Partners LP
5.875% due 12/15/2016	50	55

Enbridge, Inc.
4.900% due 03/01/2015	50	54

EnCana Corp.
6.300% due 11/01/2011	10,000	10,734
6.500% due 05/15/2019	95	106
6.500% due 08/15/2034	100	106
6.625% due 08/15/2037	275	296

Energy Transfer Partners LP
5.650% due 08/01/2012	145	156
6.000% due 07/01/2013	435	471
6.125% due 02/15/2017	60	65
6.700% due 07/01/2018	1,000	1,094
7.500% due 07/01/2038	5,000	5,617
9.000% due 04/15/2019	40	49

Enterprise Products Operating LLC
4.950% due 06/01/2010	50	50
6.500% due 01/31/2019	25,000	27,673
7.500% due 02/01/2011	13,400	14,029
8.375% due 08/01/2066	2,000	2,032

Erac USA Finance LLC
5.800% due 10/15/2012	10,000	10,804
6.375% due 10/15/2017	1,900	2,058

Expedia, Inc.
8.500% due 07/01/2016	16,500	18,398

FBG Finance Ltd.
5.125% due 06/15/2015	1,000	1,055

First Data Corp.
9.875% due 09/24/2015	4,500	3,904

Florida Gas Transmission Co. LLC
7.900% due 05/15/2019	500	597

FMC Corp.
5.200% due 12/15/2019	15,000	15,152

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fortune Brands, Inc.
5.375% due 01/15/2016	$33,600	$35,036
8.625% due 11/15/2021	10,500	12,126

Foster’s Finance Corp.
4.875% due 10/01/2014	6,300	6,568

Freeport-McMoRan Copper & Gold, Inc.
3.881% due 04/01/2015	35,530	35,930
8.375% due 04/01/2017	7,095	7,904

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	100	105

Gannett Co., Inc.
5.750% due 06/01/2011	6,200	6,332

GATX Corp.
4.750% due 10/01/2012	25,000	26,110

Gaz Capital S.A.
6.212% due 11/22/2016	41,800	43,263
6.510% due 03/07/2022	4,100	4,056
7.288% due 08/16/2037	43,160	43,429
7.343% due 04/11/2013	52,900	57,595
7.510% due 07/31/2013	35,000	38,194
8.146% due 04/11/2018	186,700	211,438
8.146% due 04/11/2018 (n)	3,000	3,390
8.625% due 04/28/2034	164,600	191,775
9.250% due 04/23/2019	10,400	12,350

Genentech, Inc.
4.750% due 07/15/2015	100	107

General Dynamics Corp.
4.500% due 08/15/2010	100	101

General Electric Co.
5.250% due 12/06/2017	31,848	33,450

General Mills, Inc.
5.250% due 08/15/2013	15,000	16,389
6.000% due 02/15/2012	10,000	10,885
11.973% due 10/15/2022	31,750	34,385

Georgia-Pacific LLC
7.000% due 01/15/2015	3,400	3,536
7.125% due 01/15/2017	300	314
7.700% due 06/15/2015	1,000	1,065
9.500% due 12/01/2011	1,855	2,040

Gerdau Holdings, Inc.
7.000% due 01/20/2020	86,100	91,266

GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014	100	106
4.850% due 05/15/2013	28,530	30,946
5.650% due 05/15/2018	100,045	108,811

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	1,600	1,660

Hanson Australia Funding Ltd.
5.250% due 03/15/2013	15,000	15,159

Hanson Ltd.
6.125% due 08/15/2016	73,000	72,295

Hasbro, Inc.
6.300% due 09/15/2017	8,995	9,642

HCA, Inc.
7.250% due 09/15/2020	2,000	2,032
8.500% due 04/15/2019	1,700	1,837
9.125% due 11/15/2014	2,075	2,197
9.250% due 11/15/2016	8,200	8,738
9.875% due 02/15/2017	5,225	5,721

Health Management Associates, Inc.
6.125% due 04/15/2016	16,000	15,320

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hewlett-Packard Co.
2.250% due 05/27/2011	$1,600	$1,625
2.950% due 08/15/2012	35	36
6.500% due 07/01/2012	175	194

Historic TW, Inc.
9.125% due 01/15/2013	12,125	14,173

HJ Heinz Co.
5.350% due 07/15/2013	27,500	29,842

HJ Heinz Finance Co.
6.000% due 03/15/2012	23,000	24,874

Home Depot, Inc.
4.625% due 08/15/2010	215	218
5.400% due 03/01/2016	3,000	3,244

Honeywell International, Inc.
5.300% due 03/01/2018	20	21
6.125% due 11/01/2011	575	622

Hutchison Whampoa International Ltd.
5.750% due 09/11/2019	6,000	6,251

Ingersoll-Rand Global Holding Co. Ltd.
1.750% due 08/13/2010	10,060	10,108

Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016	445	476

Intelsat Subsidiary Holding Co. S.A.
8.875% due 01/15/2015	60	62

Intergen NV
9.000% due 06/30/2017	1,062	1,099

International Business Machines Corp.
5.700% due 09/14/2017	27,958	31,020
7.625% due 10/15/2018	170	210

International Paper Co.
5.250% due 04/01/2016	1,400	1,410
7.950% due 06/15/2018	20,000	23,403

JC Penney Corp., Inc.
9.000% due 08/01/2012	2,000	2,250

Johnson & Johnson
6.950% due 09/01/2029	100	120

Jones Apparel Group, Inc.
5.125% due 11/15/2014	44,170	44,225

Kansas City Southern de Mexico S.A. de C.V.
7.625% due 12/01/2013	3,000	3,082

KB Home
5.750% due 02/01/2014	10,000	9,750
5.875% due 01/15/2015	29,140	27,756
6.250% due 06/15/2015	17,355	16,748

Kellogg Co.
5.125% due 12/03/2012	300	325

Kerr-McGee Corp.
6.875% due 09/15/2011	10,000	10,778
6.950% due 07/01/2024	3,825	4,265

KeySpan Corp.
4.650% due 04/01/2013	6,900	7,191

Kimberly-Clark Corp.
5.000% due 08/15/2013	20	22

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	210	225
5.950% due 02/15/2018	29,370	31,548
6.500% due 09/01/2039	10,145	10,463
6.950% due 01/15/2038	28,330	30,786
7.125% due 03/15/2012	165	181
7.400% due 03/15/2031	220	248

Kohl’s Corp.
6.250% due 12/15/2017	40,500	45,118

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kraft Foods, Inc.
0.750% due 08/11/2010	$2,400	$2,403
5.625% due 11/01/2011	36,335	38,606
6.125% due 02/01/2018	150,100	164,509
6.125% due 08/23/2018	15,000	16,373
6.500% due 08/11/2017	10	11
6.875% due 02/01/2038	57,500	62,406

L-3 Communications Corp.
5.200% due 10/15/2019	8,200	8,256

Lender Processing Services, Inc.
8.125% due 07/01/2016	500	539

Lennar Corp.
5.500% due 09/01/2014	29,500	28,615
5.600% due 05/31/2015	44,986	42,962
5.950% due 10/17/2011	18,000	18,540
5.950% due 03/01/2013	15,800	15,998
6.500% due 04/15/2016	4,000	3,875

Lexmark International, Inc.
5.900% due 06/01/2013	21,470	22,794
6.650% due 06/01/2018	13,000	13,281

Liberty Media LLC
5.700% due 05/15/2013	13,000	13,065

Limited Brands, Inc.
5.250% due 11/01/2014	12,500	12,562
6.125% due 12/01/2012	7,240	7,638
6.900% due 07/15/2017	99,865	102,362

Lockheed Martin Corp.
7.650% due 05/01/2016	4,600	5,540

Loews Corp.
5.250% due 03/15/2016	37,500	39,133

Lowe’s Cos., Inc.
5.000% due 10/15/2015	140	153
5.500% due 10/15/2035	50	49

Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012	82,730	87,280
5.875% due 01/15/2013	10,000	10,500
5.900% due 12/01/2016	15,000	15,038
7.450% due 07/15/2017	22,500	23,962
8.000% due 07/15/2012	12,125	13,186
8.875% due 07/15/2015	51,610	58,577

Marathon Oil Corp.
6.000% due 10/01/2017	40,000	42,982

Marks & Spencer PLC
6.250% due 12/01/2017	2,200	2,280

Marriott International, Inc.
4.625% due 06/15/2012	15,000	15,562
5.810% due 11/10/2015	5,000	5,216
6.375% due 06/15/2017	14,400	15,097

Martin Marietta Materials, Inc.
0.399% due 04/30/2010	2,200	2,198

Masco Corp.
4.800% due 06/15/2015	5,000	4,829
5.850% due 03/15/2017	12,020	11,725
5.875% due 07/15/2012	59,000	61,723
6.125% due 10/03/2016	12,200	12,175
7.125% due 08/15/2013	10,000	10,692

Mattel, Inc.
6.125% due 06/15/2011	10,000	10,487

Maytag Corp.
5.000% due 05/15/2015	10,000	10,003

McDonald’s Corp.
5.000% due 02/01/2019	200	210
5.300% due 03/15/2017	125	135

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

McKesson Corp.
5.700% due 03/01/2017	$11,600	$12,433
7.500% due 02/15/2019	8,000	9,502

MDC Holdings, Inc.
5.375% due 12/15/2014	12,000	11,994
7.000% due 12/01/2012	10,000	10,703

MeadWestvaco Corp.
7.375% due 09/01/2019	20,000	21,948

Meccanica Holdings USA
6.250% due 01/15/2040	10,600	10,427

Medtronic, Inc.
4.375% due 09/15/2010	100	102

MGM Mirage
10.375% due 05/15/2014	650	720

Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	4,100	4,249
6.700% due 09/15/2019	55	58

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	4,410	5,072

Motorola, Inc.
5.375% due 11/15/2012	7,500	7,867
6.000% due 11/15/2017	400	415
8.000% due 11/01/2011	5,875	6,350

Nabors Industries, Inc.
6.150% due 02/15/2018	69,700	74,362

Nalco Co.
8.875% due 11/15/2013	1,200	1,242

New Albertson’s, Inc.
7.450% due 08/01/2029	800	680
7.500% due 02/15/2011	38,470	40,009

New York Times Co.
5.000% due 03/15/2015	26,930	24,541

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	6,786	6,793
6.250% due 04/15/2018	19,000	19,183
10.600% due 04/15/2019	12,000	15,856

Newfield Exploration Co.
6.625% due 04/15/2016	600	614

Newmont Mining Corp.
6.250% due 10/01/2039	5,000	5,017

Nielsen Finance LLC
10.000% due 08/01/2014	750	789

Noble Group Ltd.
6.750% due 01/29/2020	70,300	72,903
8.500% due 05/30/2013	9,000	10,159

Nokia Corp.
5.375% due 05/15/2019	115	121
6.625% due 05/15/2039	115	127

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	2,000	2,155

Nordstrom, Inc.
6.250% due 01/15/2018	42,825	47,184

Norfolk Southern Corp.
5.750% due 04/01/2018	800	860
6.750% due 02/15/2011	150	157

Northwest Airlines, Inc.
1.001% due 05/20/2014	2,588	2,226
7.150% due 04/01/2021	1,655	1,541

Northwest Pipeline GP
7.000% due 06/15/2016	113	131

Novartis Capital Corp.
4.125% due 02/10/2014	2,969	3,146
4.400% due 04/24/2020	45,000	45,079

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Novartis Securities Investment Ltd.
5.125% due 02/10/2019	$71	$75

Nucor Corp.
5.850% due 06/01/2018	13,000	14,135
6.400% due 12/01/2037	600	645

Office Depot, Inc.
6.250% due 08/15/2013	47,000	46,354

Omnicom Group, Inc.
5.900% due 04/15/2016	9,600	10,397

ONEOK Partners LP
6.150% due 10/01/2016	10,000	10,752
6.850% due 10/15/2037	31,800	34,107

OPTI Canada, Inc.
8.250% due 12/15/2014	700	662

Oracle Corp.
4.950% due 04/15/2013	15,030	16,340
5.000% due 01/15/2011	230	238
5.750% due 04/15/2018	19,335	21,241
6.500% due 04/15/2038	10,300	11,407

Owens-Brockway Glass Container, Inc.
7.375% due 05/15/2016	825	870

Packaging Corp. of America
5.750% due 08/01/2013	10,000	10,649

Pactiv Corp.
6.400% due 01/15/2018	6,745	7,130

Pemex Project Funding Master Trust
1.557% due 06/15/2010	5,900	5,907
5.750% due 03/01/2018	16,900	17,477
9.125% due 10/13/2010	25	26

Pepsi Bottling Group, Inc.
7.000% due 03/01/2029	100	118

PepsiCo, Inc.
7.900% due 11/01/2018	700	868

Petrobras International Finance Co.
5.750% due 01/20/2020	100,000	102,949
6.875% due 01/20/2040	50,000	51,859
7.875% due 03/15/2019	25,010	29,376
8.375% due 12/10/2018	25	30

Petroleos Mexicanos
8.000% due 05/03/2019	21,500	25,316

Petronas Capital Ltd.
7.875% due 05/22/2022	160	195

Petronas Global Sukuk Ltd.
4.250% due 08/12/2014	205	208

Pfizer, Inc.
4.450% due 03/15/2012	250	265
4.650% due 03/01/2018	150	154
7.200% due 03/15/2039	40	49

Pharmacia Corp.
6.750% due 12/15/2027	5,000	5,613

Philip Morris International, Inc.
4.875% due 05/16/2013	62,800	67,503
5.650% due 05/16/2018	26,700	28,794
6.375% due 05/16/2038	34,800	37,992

Pioneer Natural Resources Co.
5.875% due 07/15/2016	20,835	20,607

Pitney Bowes, Inc.
4.750% due 01/15/2016	15,000	15,832

Plains All American Pipeline LP
5.625% due 12/15/2013	10,000	10,783
6.125% due 01/15/2017	25	27

PPG Industries, Inc.
6.650% due 03/15/2018	23,500	26,200

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Praxair, Inc.
0.342% due 05/26/2010	$5,200	$5,200
6.375% due 04/01/2012	200	219

President and Fellows of Harvard College
6.000% due 01/15/2019	54,800	61,782
6.500% due 01/15/2039	47,300	54,507

Pulte Homes, Inc.
5.250% due 01/15/2014	35,000	34,606
6.250% due 02/15/2013	10,000	10,375
7.625% due 10/15/2017	2,500	2,556
7.875% due 08/01/2011	14,404	15,232
8.125% due 03/01/2011	9,000	9,472

Quest Diagnostics, Inc.
5.450% due 11/01/2015	1,900	2,051

RadioShack Corp.
7.375% due 05/15/2011	45,151	47,578

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	5,000	5,269

Rexam PLC
6.750% due 06/01/2013	16,500	18,109

Reynolds American, Inc.
0.957% due 06/15/2011	67,400	67,145
6.750% due 06/15/2017	10,900	11,686
7.250% due 06/01/2012	46,540	50,869
7.250% due 06/01/2013	94,600	105,266
7.250% due 06/15/2037	1,100	1,123
7.625% due 06/01/2016	4,500	5,060
7.750% due 06/01/2018	8,100	9,207

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	7,836	8,219

Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013	500	550
6.500% due 07/15/2018	150	169
7.125% due 07/15/2028	60	69
8.950% due 05/01/2014	65	78
9.000% due 05/01/2019	110	141

Roche Holdings, Inc.
6.000% due 03/01/2019	94,678	104,814
7.000% due 03/01/2039	306,873	365,771

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	800	812

Rogers Communications, Inc.
6.375% due 03/01/2014	60	67
6.800% due 08/15/2018	100	114

Rohm and Haas Co.
6.000% due 09/15/2017	140,190	149,118
7.850% due 07/15/2029	4,700	5,121

Royal Caribbean Cruises Ltd.
8.750% due 02/02/2011	100	104

RPM International, Inc.
6.500% due 02/15/2018	26,800	27,977

RR Donnelley & Sons Co.
5.625% due 01/15/2012	40,078	41,669
6.125% due 01/15/2017	10,000	10,047
8.600% due 08/15/2016	25,000	27,765
11.250% due 02/01/2019	25,600	32,172

Ryder System, Inc.
5.950% due 05/02/2011	5,000	5,223
6.000% due 03/01/2013	18,690	20,083
7.200% due 09/01/2015	12,400	13,968

Ryland Group, Inc.
5.375% due 05/15/2012	13,705	13,911
5.375% due 01/15/2015	9,000	8,820
8.400% due 05/15/2017	28,000	30,590

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SABMiller PLC
5.500% due 08/15/2013	$38,300	$41,037
6.500% due 07/01/2016	1,900	2,084

SandRidge Energy, Inc.
8.625% due 04/01/2015 (e)	3,000	2,932

Sanmina-SCI Corp.
8.125% due 03/01/2016	300	303

SCA Finans AB
4.500% due 07/15/2015	5,250	5,424

Seagate Technology HDD Holdings
6.375% due 10/01/2011	31,345	32,599

Sealed Air Corp.
5.625% due 07/15/2013	9,250	9,783

Shell International Finance BV
4.300% due 09/22/2019	500	494
5.500% due 03/25/2040	112,100	110,286

Sheraton Holding Corp.
7.375% due 11/15/2015	5,000	5,238

Siemens Financieringsmaatschappij NV
5.500% due 02/16/2012	700	752
5.750% due 10/17/2016	21,100	22,992
6.125% due 08/17/2026	10,800	11,519

Snap-On, Inc.
6.125% due 09/01/2021	67,000	70,190

Sonat, Inc.
7.625% due 07/15/2011	25,510	26,766

Southern Co.
0.951% due 08/20/2010	100,285	100,564

Southern Natural Gas Co.
5.900% due 04/01/2017	5,000	5,233
8.000% due 03/01/2032	500	566

Southwest Airlines Co.
5.125% due 03/01/2017	3,200	3,118

Spectra Energy Capital LLC
5.500% due 03/01/2014	23,850	25,436
6.200% due 04/15/2018	8,400	9,073

Staples, Inc.
9.750% due 01/15/2014	18,000	21,840

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	19,771	20,858
7.875% due 05/01/2012	35,500	38,606
7.875% due 10/15/2014	43,700	47,524

Suburban Propane Partners LP
6.875% due 12/15/2013	169	173

Suncor Energy, Inc.
6.100% due 06/01/2018	1,900	2,051
6.850% due 06/01/2039	1,600	1,730

SunGard Data Systems, Inc.
9.125% due 08/15/2013	3,100	3,193

SUPERVALU, Inc.
8.000% due 05/01/2016	1,950	1,984

Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	9,154	9,585

Target Corp.
5.125% due 01/15/2013	2,000	2,173
5.375% due 05/01/2017	40	43
5.875% due 03/01/2012	245	266
6.000% due 01/15/2018	200	224
6.500% due 10/15/2037	5,270	5,754
7.000% due 01/15/2038	152,500	176,862

Tate & Lyle International Finance PLC
5.000% due 11/15/2014	12,000	12,303

TCI Communications, Inc.
8.750% due 08/01/2015	5	6

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Teck Resources Ltd.
9.750% due 05/15/2014	$15,000	$17,850

Temple-Inland, Inc.
6.625% due 01/15/2016	5,000	5,251
6.875% due 01/15/2018	11,430	11,985
7.875% due 05/01/2012	5,500	5,928

Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	15,525	16,488
7.500% due 04/01/2017	2,500	2,833
8.000% due 02/01/2016	500	579
8.375% due 06/15/2032	4,400	5,172

Time Warner Cable, Inc.
5.400% due 07/02/2012	2,600	2,793
6.200% due 07/01/2013	730	806
6.550% due 05/01/2037	215	220
6.750% due 07/01/2018	155	173
8.250% due 02/14/2014	20	23

Time Warner, Inc.
5.500% due 11/15/2011	1,400	1,486
5.875% due 11/15/2016	2,000	2,188
6.500% due 11/15/2036	20,000	20,611
6.875% due 05/01/2012	350	385
7.625% due 04/15/2031	120	137
7.700% due 05/01/2032	115	133

Toll Brothers Finance Corp.
5.150% due 05/15/2015	10,000	9,989
5.950% due 09/15/2013 (n)	10,000	10,411
6.750% due 11/01/2019	7,000	7,085
8.910% due 10/15/2017	77,650	88,664

TransCanada Pipelines Ltd.
6.500% due 08/15/2018	400	454
7.125% due 01/15/2019	35,124	41,221
7.250% due 08/15/2038	110	129
7.625% due 01/15/2039	39,682	48,513

Transocean, Inc.
6.000% due 03/15/2018	3,000	3,271
6.625% due 04/15/2011	5,330	5,609

Tyco Electronics Group S.A.
6.000% due 10/01/2012	6,700	7,218
6.550% due 10/01/2017	7,500	8,264

Tyson Foods, Inc.
7.850% due 04/01/2016	18,908	20,421
8.250% due 10/01/2011	70,000	75,775
10.500% due 03/01/2014	43,500	51,874

Unilever Capital Corp.
7.125% due 11/01/2010	100	104

Union Pacific Corp.
5.450% due 01/31/2013	13,475	14,611
5.700% due 08/15/2018	3,300	3,478
6.125% due 02/15/2020	40,000	43,417

Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698% due 01/02/2024	133	138

United Airlines, Inc.
7.730% due 01/01/2012	955	960
8.030% due 01/01/2013 (a)	465	682
9.060% due 06/17/2015 (a)	2,599	23
9.200% due 03/29/2049 (a)	1,903	761
10.020% due 03/22/2014 (a)	7,290	2,807
10.125% due 03/22/2015 (a)	9,996	3,673
10.360% due 11/13/2012 (a)	2,665	22
10.400% due 05/01/2018	106,250	114,219
10.850% due 07/05/2014 (a)	20,683	53
10.850% due 02/19/2015 (a)	2,208	756
11.080% due 05/27/2024 (a)(r)	5,249	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Technologies Corp.
5.375% due 12/15/2017	$20	$22
6.100% due 05/15/2012	150	164

UnitedHealth Group, Inc.
0.433% due 06/21/2010	18,745	18,745
1.549% due 02/07/2011	20,700	20,829
4.875% due 02/15/2013	44,500	47,622
4.875% due 04/01/2013	175	186
6.000% due 02/15/2018	100,500	107,464
6.875% due 02/15/2038	7,500	7,985

Universal Corp.
5.000% due 09/01/2011	10,000	10,272
6.250% due 12/01/2014	33,000	34,590

Universal Health Services, Inc.
7.125% due 06/30/2016	17,575	19,674

UST LLC
5.750% due 03/01/2018	51,165	50,670

USX Corp.
9.375% due 02/15/2012	2,000	2,287

Vale Overseas Ltd.
6.250% due 01/23/2017	39,835	43,288
6.875% due 11/21/2036	39,878	41,355

Valero Energy Corp.
6.625% due 06/15/2037	25	24
9.375% due 03/15/2019	15,000	17,886

Viacom, Inc.
6.250% due 04/30/2016	9,300	10,287
6.875% due 04/30/2036	145	154

Videotron Ltee
9.125% due 04/15/2018	1,850	2,065

Vivendi S.A.
5.750% due 04/04/2013	145,000	156,093
6.625% due 04/04/2018	167,700	181,937

Walgreen Co.
5.250% due 01/15/2019	20	21

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	3,300	3,525
4.550% due 05/01/2013	100	108
5.250% due 09/01/2035	60	58
5.800% due 02/15/2018	48,900	54,656
6.200% due 04/15/2038	22,800	24,638
6.500% due 08/15/2037	38,450	42,769

Walt Disney Co.
6.000% due 07/17/2017	70	79

Waste Management, Inc.
5.000% due 03/15/2014	7,650	8,133
6.100% due 03/15/2018	1,800	1,942
7.125% due 12/15/2017	1,800	2,058
7.375% due 08/01/2010	100	102
7.375% due 03/11/2019	12,000	13,934

WCI Finance LLC
5.700% due 10/01/2016	2,500	2,572

Weatherford International, Inc.
5.950% due 06/15/2012	15,600	16,857

WellPoint Health Networks, Inc.
6.375% due 01/15/2012	10,360	11,175

WellPoint, Inc.
5.000% due 01/15/2011	11,000	11,325

Wesfarmers Ltd.
6.998% due 04/10/2013	48,200	52,680

Weyerhaeuser Co.
6.750% due 03/15/2012	24,500	26,141
6.875% due 12/15/2033	5,000	4,458
7.375% due 03/15/2032	43,135	41,682

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Whirlpool Corp.
5.500% due 03/01/2013	$10,300	$10,789
6.125% due 06/15/2011	12,000	12,484
6.500% due 06/15/2016	5,000	5,339
7.750% due 07/15/2016	11,000	12,064

Williams Cos., Inc.
2.251% due 10/01/2010	720	720

Windstream Corp.
8.625% due 08/01/2016	3,300	3,391

WMG Acquisition Corp.
9.500% due 06/15/2016	1,020	1,095

Wyeth
5.500% due 03/15/2013	10,000	10,953
5.500% due 02/01/2014	25	28
5.500% due 02/15/2016	850	949
5.950% due 04/01/2037	250	263

Xstrata Canada Corp.
6.000% due 10/15/2015	110	119

XTO Energy, Inc.
4.900% due 02/01/2014	240	261
5.300% due 06/30/2015	300	330
5.500% due 06/15/2018	115	125

Yum! Brands, Inc.
6.250% due 03/15/2018	2,000	2,196

		10,802,762

UTILITIES 1.8%

AES Corp.
7.750% due 03/01/2014	2,515	2,584
8.000% due 10/15/2017	2,000	2,040
8.750% due 05/15/2013	1,983	2,023
8.875% due 02/15/2011	600	626
9.750% due 04/15/2016	825	897

Alabama Power Co.
5.500% due 10/15/2017	250	269

Alltel Corp.
7.000% due 07/01/2012	10,759	11,967

Appalachian Power Co.
4.950% due 02/01/2015	25	26
5.650% due 08/15/2012	150	161

AT&T Corp.
7.300% due 11/15/2011	2,715	2,969

AT&T Mobility LLC
6.500% due 12/15/2011	80	87

AT&T, Inc.
4.950% due 01/15/2013	176,990	190,230
5.100% due 09/15/2014	1,510	1,635
5.500% due 02/01/2018	205,500	218,516
5.625% due 06/15/2016	25	27
5.800% due 02/15/2019	335	359
6.300% due 01/15/2038	123,240	125,474
6.400% due 05/15/2038	75	77
6.450% due 06/15/2034	100	102
6.500% due 09/01/2037	309,500	321,976
6.550% due 02/15/2039	50	53
6.700% due 11/15/2013	100	114

Baltimore Gas & Electric Co.
6.125% due 07/01/2013	30	33

BellSouth Corp.
4.950% due 04/26/2021	428,850	429,823
5.200% due 09/15/2014	27,800	29,981
6.550% due 06/15/2034	20,000	20,434

Berry Petroleum Co.
10.250% due 06/01/2014	350	388

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

British Telecommunications PLC
5.150% due 01/15/2013	$450	$476
9.125% due 12/15/2010	2,555	2,699

Cable & Wireless Optus Finance Pty Ltd.
8.000% due 06/22/2010	14,265	14,462

Carolina Power & Light Co.
6.500% due 07/15/2012	275	302

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	4,700	5,146
7.750% due 11/30/2015	1,300	1,496

CenturyTel, Inc.
6.000% due 04/01/2017	6,000	6,134
6.150% due 09/15/2019	4,000	3,969

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	9,000	9,417

CMS Energy Corp.
8.500% due 04/15/2011	75	80

Consolidated Edison Co. of New York, Inc.
5.375% due 12/15/2015	100	109
5.850% due 04/01/2018	105,540	115,691
6.750% due 04/01/2038	90,000	101,873
7.125% due 12/01/2018	335	396
7.500% due 09/01/2010	20,000	20,524

Consolidated Natural Gas Co.
6.250% due 11/01/2011	10,000	10,718

Constellation Energy Group, Inc.
4.550% due 06/15/2015	3,000	3,071

Cricket Communications, Inc.
9.375% due 11/01/2014	900	920

Deutsche Telekom International Finance BV
6.750% due 08/20/2018	32,190	36,124
8.500% due 06/15/2010	810	822
8.750% due 06/15/2030	2,870	3,685

Dominion Resources, Inc.
1.308% due 06/17/2010	17,490	17,528
5.200% due 01/15/2016	15,300	16,087
5.250% due 08/01/2033	70	74
5.600% due 11/15/2016	3,000	3,242
5.700% due 09/17/2012	100	108
6.400% due 06/15/2018	22,000	24,552
7.000% due 06/15/2038	25	29

Duke Energy Carolinas LLC
5.100% due 04/15/2018	14,050	14,701
5.625% due 11/30/2012	100	110
5.750% due 11/15/2013	290	323

Duke Energy Corp.
6.300% due 02/01/2014	267	298

Duke Energy Ohio, Inc.
5.700% due 09/15/2012	135	146

EDF S.A.
4.600% due 01/27/2020	95,900	94,717
5.500% due 01/26/2014	168,600	185,256
5.600% due 01/27/2040	80,000	77,493
6.500% due 01/26/2019	170,190	191,300
6.950% due 01/26/2039	164,850	189,889

Embarq Corp.
6.738% due 06/01/2013	300	327
7.082% due 06/01/2016	87,169	95,049
7.995% due 06/01/2036	300	305

Enel Finance International S.A.
5.125% due 10/07/2019	235	233
5.700% due 01/15/2013	300	325
6.800% due 09/15/2037	1,700	1,796

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Entergy Gulf States, Inc.
5.250% due 08/01/2015	$184	$184
5.700% due 06/01/2015	50	50

FirstEnergy Corp.
6.450% due 11/15/2011	607	644

FirstEnergy Solutions Corp.
6.800% due 08/15/2039	115	113

Florida Power & Light Co.
5.850% due 02/01/2033	2,000	2,019

Florida Power Corp.
5.650% due 06/15/2018	70	76

FPL Group Capital, Inc.
7.875% due 12/15/2015	8,000	9,705

France Telecom S.A.
4.375% due 07/08/2014	1,300	1,372
7.750% due 03/01/2011	1,105	1,173
8.500% due 03/01/2031	490	652

Frontier Communications Corp.
6.250% due 01/15/2013	10,000	10,150
7.125% due 03/15/2019	1,925	1,838
8.250% due 05/01/2014	500	525

GTE Corp.
6.940% due 04/15/2028	50	53

Gulf Power Co.
5.300% due 12/01/2016	40	42

Indiana Michigan Power Co.
5.650% due 12/01/2015	425	454

Integrys Energy Group, Inc.
6.110% due 12/01/2066	375	336

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	200	214

Jersey Central Power & Light Co.
7.350% due 02/01/2019	52	60

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	114,576	117,154
5.700% due 01/05/2016	15,300	15,070

Kinder Morgan, Inc.
6.500% due 09/01/2012	4,250	4,494

Koninklijke KPN NV
8.000% due 10/01/2010	5,500	5,693

KT Corp.
4.875% due 07/15/2015	100	102

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	1,000	1,028

MidAmerican Energy Co.
4.650% due 10/01/2014	100	107

MidAmerican Energy Holdings Co.
5.750% due 04/01/2018	65	69
6.125% due 04/01/2036	44,325	44,804

Midwest Generation LLC
8.560% due 01/02/2016	1,447	1,481

National Grid PLC
6.300% due 08/01/2016	4,500	5,010

Nevada Power Co.
6.750% due 07/01/2037	500	541
7.125% due 03/15/2019	165	186

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	59,100	62,909
8.125% due 05/01/2012	1,051	1,187
8.750% due 03/01/2031	600	777

NGPL PipeCo LLC
6.514% due 12/15/2012	175,130	192,259
7.119% due 12/15/2017	44,240	49,686

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NiSource Finance Corp.
5.210% due 11/28/2012	$15,000	$15,041
6.150% due 03/01/2013	12,000	13,089

Northern States Power Co.
4.750% due 08/01/2010	150	152

Northwestern Bell Telephone
7.750% due 05/01/2030	19,625	18,006

NRG Energy, Inc.
7.375% due 01/15/2017	3,700	3,672
8.500% due 06/15/2019	20	20

NV Energy, Inc.
6.750% due 08/15/2017	10	10

Ohio Edison Co.
5.450% due 05/01/2015	350	372

Ohio Power Co.
0.431% due 04/05/2010	7,536	7,536

Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	109	123

Pacific Gas & Electric Co.
1.204% due 06/10/2010	53,000	53,094
5.800% due 03/01/2037	525	523
8.250% due 10/15/2018	470	575

PacifiCorp
5.500% due 01/15/2019	75	80

Peco Energy Co.
5.950% due 10/01/2036	50	51

Penn Virginia Corp.
10.375% due 06/15/2016	400	436

Pepco Holdings, Inc.
0.877% due 06/01/2010	7,300	7,307

PPL Energy Supply LLC
5.700% due 10/15/2035	5,000	5,294
6.300% due 07/15/2013	10,000	10,970
6.400% due 11/01/2011	11,000	11,771

Progress Energy, Inc.
7.050% due 03/15/2019	17,500	19,780
7.100% due 03/01/2011	1,623	1,707
7.750% due 03/01/2031	520	615

PSEG Power LLC
5.000% due 04/01/2014	10,425	10,968
5.320% due 09/15/2016	2,305	2,405
5.500% due 12/01/2015	8,000	8,649
6.950% due 06/01/2012	172	190

Public Service Electric & Gas Co.
5.700% due 12/01/2036	50	51

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	17,800	18,512

Qwest Corp.
3.507% due 06/15/2013	10,820	10,969
6.500% due 06/01/2017	300	314
7.500% due 10/01/2014	1,700	1,866
7.625% due 06/15/2015	2,450	2,689
7.875% due 09/01/2011	7,135	7,599
8.875% due 03/15/2012	27,175	29,892

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	66,750	68,782

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	500	539
5.832% due 09/30/2016	2,700	2,889
5.838% due 09/30/2027	44,950	43,735
6.332% due 09/30/2027	7,000	7,221
6.750% due 09/30/2019	5,000	5,590

Sempra Energy
9.800% due 02/15/2019	15,000	19,525

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern California Edison Co.
5.500% due 08/15/2018	$25	$27

Southern California Gas Co.
4.375% due 01/15/2011	70	72
5.750% due 11/15/2035	75	77

Sprint Capital Corp.
6.900% due 05/01/2019	2,700	2,484
8.375% due 03/15/2012	16,750	17,504

Sprint Nextel Corp.
6.000% due 12/01/2016	4,500	4,084

Telecom Italia Capital S.A.
0.729% due 02/01/2011	3,310	3,301
0.861% due 07/18/2011	4,325	4,307
4.875% due 10/01/2010	15,912	16,191
5.250% due 11/15/2013	119	125
5.250% due 10/01/2015	35	36
6.000% due 09/30/2034	122	109
6.999% due 06/04/2018	15,030	16,280
7.175% due 06/18/2019	205	222

Telefonica Emisiones SAU
5.855% due 02/04/2013	114	124
5.877% due 07/15/2019	20	22
6.221% due 07/03/2017	200	220
6.421% due 06/20/2016	196	218
7.045% due 06/20/2036	75	85

Telefonica Europe BV
7.750% due 09/15/2010	12,000	12,364

Tenaska Alabama Partners LP
7.000% due 06/30/2021	83	82

Verizon Communications, Inc.
5.250% due 04/15/2013	58,415	63,858
5.500% due 04/01/2017	1,735	1,853
5.550% due 02/15/2016	1,900	2,080
5.850% due 09/15/2035	615	601
6.100% due 04/15/2018	65,115	71,341
6.900% due 04/15/2038	14,955	16,548
7.350% due 04/01/2039	155	180
8.750% due 11/01/2018	1,014	1,274

Verizon Global Funding Corp.
6.875% due 06/15/2012	150	167
7.250% due 12/01/2010	1,010	1,054
7.375% due 09/01/2012	235	266
7.750% due 12/01/2030	415	495

Verizon New England, Inc.
6.500% due 09/15/2011	300	319

Verizon New Jersey, Inc.
5.875% due 01/17/2012	865	922

Verizon North Pass-Through Trust
5.604% due 01/01/2022	2,840	2,744
5.634% due 01/01/2021	2,754	2,626

Verizon Virginia, Inc.
4.625% due 03/15/2013	500	525

Verizon Wireless Capital LLC
2.851% due 05/20/2011	64,400	66,298
5.250% due 02/01/2012	33,400	35,609
5.550% due 02/01/2014	1,262	1,380
8.500% due 11/15/2018	340	425

Virgin Media Finance PLC
9.500% due 08/15/2016	800	878

Virginia Electric and Power Co.
5.400% due 04/30/2018	7,230	7,687
6.350% due 11/30/2037	25,500	27,633
8.875% due 11/15/2038	65	91

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vodafone Group PLC
0.532% due 02/27/2012	$40,000	$40,031
0.597% due 06/15/2011	75	75
5.450% due 06/10/2019	425	442
5.625% due 02/27/2017	353	378
5.750% due 03/15/2016	545	595
6.150% due 02/27/2037	105	108

		3,986,116

Total Corporate Bonds & Notes (Cost $51,196,878)		54,480,664

CONVERTIBLE BONDS & NOTES 0.0%

Affiliated Managers Group, Inc.
3.950% due 08/15/2038	4,000	3,970

LifePoint Hospitals, Inc.
3.500% due 05/15/2014	1,000	1,003

National City Corp.
4.000% due 02/01/2011	26,300	26,892

Transocean, Inc.
1.500% due 12/15/2037	25,000	24,531

U.S. Bancorp
0.000% due 12/11/2035	10,000	9,912
0.000% due 09/20/2036	85	81

Total Convertible Bonds & Notes (Cost $64,729)		66,389

MUNICIPAL BONDS & NOTES 2.6%

Alameda County, California Unified School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2024	3,500	1,570
0.000% due 08/01/2025	3,000	1,259

Alameda, California Corridor Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2004
0.000% due 10/01/2016	9,610	6,824

Alameda, California Corridor Transportation Authority Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	106

Albany, New York Industrial Development Agency Revenue Bonds, Series 1999
5.300% due 04/01/2029	3,265	2,522

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.000% due 11/15/2028	1,000	798
5.375% due 11/15/2040	50,800	38,942

Alpine, California Union School District General Obligation Bonds, (FSA Insured), Series 1999
0.000% due 08/01/2024	1,000	430

Anderson, Indiana Economic Development Revenue Bonds, Series 2007
5.000% due 10/01/2032	500	440

Apple Valley, California Certificates of Participation Bonds, (CM Insured), Series 2001
5.375% due 06/01/2021	1,650	1,676

Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	6,500	4,915

Arizona State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
11.768% due 01/01/2032	4,815	5,956
16.075% due 01/01/2031	3,700	5,319

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
7.170% due 01/01/2032	$500	$510

Arkansas State Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2046	7,000	1,021

Aurora, Colorado Single Tree Metropolitan District General Obligation Bonds, Series 2006
5.500% due 11/15/2031	1,000	774

Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2008
11.291% due 05/01/2026	4,880	5,848

Austin Trust Various States General Obligation Bonds, Series 2008
7.378% due 06/01/2032	14,375	15,053

Austin Trust Various States Revenue Bonds, Series 2007
7.811% due 06/15/2038	69,000	73,190

Austin Trust Various States Revenue Bonds, Series 2008
7.376% due 08/15/2030	6,595	7,185
10.641% due 11/01/2027	5,000	5,595
11.291% due 11/01/2027	5,000	6,145

Bell, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.480% due 08/01/2019	525	490

Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	30,000	30,156

Birdville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	1,250	669

Blount County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2007
5.125% due 04/01/2023	1,325	1,151

Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2037	3,350	2,295

Burbank, California Public Financing Authority Revenue Tax Allocation Bonds, Series 2003
5.500% due 12/01/2028	1,135	1,018
5.500% due 12/01/2033	1,000	880

Burbank, California Revenue Bonds, Series 2010
6.323% due 06/01/2040	25,000	24,695

California State ABC Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2000
0.000% due 08/01/2023	2,000	931

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.350% due 11/15/2032	26,000	25,796

California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049	100,235	100,270

California State Calleguas-Las Virgenes Public Financing Authority Revenue Bonds, Series 2010
5.944% due 07/01/2040	6,710	6,619

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Ceres Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2027	$2,300	$760
0.000% due 08/01/2028	2,825	869
0.000% due 08/01/2029	2,940	843

California State Chino Valley Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
0.000% due 08/01/2023	300	136

California State East Side Union High School District General Obligation Bonds, (XLCA Insured), Series 2005
0.000% due 08/01/2021	1,985	1,019
0.000% due 08/01/2022	1,490	723

California State Eastern Municipal Water District Certificates of Participation Bonds, Series 2008
5.000% due 07/01/2033	3,450	3,543

California State Educational Facilities Authority Revenue Bonds, (NPFGC Insured), Series 2001
0.000% due 10/01/2034	5,930	1,195

California State Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 01/01/2036	2,000	1,653

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	41,290	36,849

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	69,600	72,623
7.500% due 04/01/2034	80,200	82,835
7.550% due 04/01/2039	97,737	101,145

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036 (c)	11,500	11,791

California State General Obligation Notes, Series 2009
5.950% due 04/01/2016	500	520

California State Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2002
5.125% due 01/01/2022	5,500	5,454
5.250% due 01/01/2026	3,875	3,730

California State Health Facilities Financing Authority Revenue Bonds, Series 2003
5.000% due 03/01/2033	4,000	3,717

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	68,100	67,387

California State Las Virgenes Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 09/01/2026	6,140	2,335

California State Lee Lake Water District Community Facilities District No. 2 Special Tax Bonds, Series 2002
6.125% due 09/01/2032	825	769

California State Los Angeles Community College District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 08/01/2027	200	208

California State Municipal Finance Authority Revenue Bonds, Series 2008
7.000% due 10/01/2039	500	446

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Palomar Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	$20,175	$20,147

California State Public Works Board Revenue Bonds, Series 2003
5.375% due 04/01/2028	1,105	1,065

California State Saugus-Hart School Facilities Financing Authority Special Tax Bonds, Series 2002
6.100% due 09/01/2032	1,140	1,075
6.125% due 09/01/2033	2,115	1,994

California State Southern Mono Health Care District General Obligation Bonds, (NPFGC Insured), Series 2002
0.000% due 08/01/2026	1,800	609

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	2,915	2,930
5.750% due 06/01/2029	3,000	2,879
6.000% due 06/01/2035	10,000	8,707
6.125% due 06/01/2038	2,000	1,704
6.125% due 06/01/2043	2,000	1,648

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (h)	15,000	12,173
0.000% due 06/01/2033	10,625	1,613

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	5,600	5,692

California State University Revenue Bonds, Series 2009
5.250% due 11/01/2038	5,000	5,112

California State University Revenue Bonds, Series 2010
6.434% due 11/01/2030 (c)	15,500	15,471

California State William S. Hart Joint School Financing Authority Revenue Bonds, Series 2004
5.625% due 09/01/2034	2,000	1,895

California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.250% due 08/01/2024	10,000	11,263

California Statewide Communities Development Authority Revenue Bonds, Series 2000
6.750% due 10/01/2030	3,000	2,919

California Statewide Communities Development Authority Revenue Bonds, Series 2001
6.625% due 11/01/2031	3,990	3,394

California Statewide Communities Development Authority Revenue Bonds, Series 2003
7.250% due 10/01/2033	2,500	2,355

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.125% due 07/15/2031	2,500	2,190
5.250% due 07/01/2042	1,250	865
5.500% due 11/01/2038	2,750	2,170

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	16,990

Carlsbad, California Special Assessment Bonds, Series 2004
6.000% due 09/02/2034	1,000	963

Chicago, Illinois Airport Revenue Bonds, (NPFGC-FGIC Insured), Series 2005
5.000% due 01/01/2033	42,450	41,823

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 12/01/2031	$4,500	$1,313

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 12/01/2016	15,535	12,173
0.000% due 12/01/2028	26,000	9,348

Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 01/01/2038	11,020	10,803

Chicago, Illinois General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 01/01/2037	32,670	7,011
0.000% due 01/01/2038	29,145	5,888
0.000% due 01/01/2039	32,670	6,214

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.401% due 01/01/2014	12,465	12,625

Chicago, Illinois Metropolitan Water Reclamation District General Obligation Bonds, Series 2009
5.720% due 12/01/2038	15,000	15,363

Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,600	1,514
6.750% due 12/01/2032	3,456	3,175

Chicago, Illinois Tax Allocation Notes, Series 2004
6.570% due 02/15/2013	2,025	2,013

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	43,020	45,474
6.899% due 12/01/2040	398,840	425,909

Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040 (c)	61,200	60,658

Chula Vista, California Community Facilities District Special Tax Bonds, Series 2002
6.150% due 09/01/2026	2,500	2,533

Chula Vista, California Community Facilities District Special Tax Bonds, Series 2003
5.750% due 09/01/2033	1,600	1,432

Chula Vista, California Community Facilities District Special Tax Bonds, Series 2005
5.250% due 09/01/2030	1,955	1,426

Chula Vista, California Community Facilities District Special Tax Bonds, Series 2006
5.125% due 09/01/2036	4,745	3,602

Clark County, Nevada General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 06/01/2030	5,400	5,379

Clark County, Nevada General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
4.750% due 11/01/2031	8,485	8,439

Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2038	1,300	1,300

Clark County, Nevada Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2040	4,500	4,330

Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	140,600	144,400

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Clovis, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2020	$400	$233
0.000% due 08/01/2023	2,000	956
0.000% due 08/01/2025	3,535	1,483
0.000% due 08/01/2027	2,500	899

Colorado State E-470 Public Highway Authority Revenue Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2035	20,000	3,544
0.000% due 09/01/2037	15,000	2,307

Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	1,000	814

Colorado State Metro Wastewater Reclamation District Revenue Bonds, Series 2009
5.518% due 04/01/2024	5,000	5,013

Contra Costa, California Community College District General Obligation Bonds, Series 2010
6.504% due 08/01/2034	35,000	35,340

Cook County, Illinois General Obligation Bonds, (AMBAC Insured), Series 2006
4.750% due 11/15/2030	15,545	15,651
4.750% due 11/15/2031	11,290	11,331

Covina-Valley, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
0.000% due 06/01/2025	3,130	1,259

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	430

Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
7.401% due 02/15/2014	6,500	6,856

Dallas County, Texas Hospital District General Obligation Bonds, Series 2009
6.171% due 08/15/2034	500	504

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
5.999% due 12/01/2044	140	147

Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042	150,000	153,786

Delaware County, Pennsylvania Authority Revenue Bonds, Series 2001
5.800% due 10/01/2017	2,575	2,623

Denton, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2026	255	102
0.000% due 08/15/2027	255	96
0.000% due 08/15/2028	215	76
0.000% due 08/15/2029	255	85
0.000% due 08/15/2030	85	27
0.000% due 08/15/2031	340	100

Detroit, Michigan Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2034	1,300	1,222

Detroit, Michigan School District General Obligation Bonds, (FGIC/Q-SBLF Insured), Series 1998
4.750% due 05/01/2028	4,500	4,190

District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046	160,000	164,747

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Eagle County, Colorado School District No. Re50J General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2026	$2,500	$2,669

East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	765	555

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	1,400	1,162

Empire Union, California School District Special Tax Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2030	1,560	409
0.000% due 10/01/2032	1,265	283

Escondido, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027	1,000	360

Essex County, New Jersey Improvement Authority Revenue Bonds, (AMBAC Insured), Series 2006
5.250% due 10/01/2020	505	476

Eureka, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027	2,440	793

Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	1,500	1,520

Florida State Board of Education General Obligation Bonds, Series 2008
5.000% due 06/01/2035	115	119

Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	3,250	2,605

Florida State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
16.485% due 12/01/2026	2,755	4,516

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1999
0.000% due 01/15/2033	5,000	1,043
0.000% due 01/15/2034	5,000	972

Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2010
6.540% due 12/01/2036	2,980	3,040

Fremont, California Community Facilities District No. 1 Special Tax Bonds, Series 2001
6.300% due 09/01/2031	5,000	4,684

Fremont, California Community Facilities District No. 1 Special Tax Bonds, Series 2005
5.300% due 09/01/2030	1,250	1,043

Gainesville, Florida Revenue Bonds, (FSA Insured), Series 2005
4.750% due 10/01/2036	140	138

Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	48,900	48,665

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	20,200	18,013
5.000% due 06/01/2038	45,000	39,358

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (h)	$7,000	$4,476
5.000% due 06/01/2033	25,700	20,117
5.125% due 06/01/2047	37,000	23,618
5.750% due 06/01/2047	67,100	47,424

Hillside, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	4,170	3,867
7.000% due 01/01/2028	2,740	2,373

Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028	8,720	3,503

Huntington Beach, California Community Facilities District Special Tax Bonds, Series 2002
6.300% due 09/01/2032	1,750	1,561

Huntsville-Redstone Village, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 01/01/2043	1,600	1,158

Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	1,050	908

Illinois State Finance Authority Revenue Bonds, Series 2007
5.500% due 05/15/2037	1,500	1,051
5.750% due 05/15/2031	2,000	1,540
6.000% due 11/15/2037 (a)	1,500	544
7.000% due 12/01/2037 (a)	3,800	817

Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	823

Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037	45,400	50,136
5.750% due 07/01/2033	10,500	11,424

Illinois State General Obligation Bonds, Series 2010
6.630% due 02/01/2035	58,000	57,136

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	400	403
3.321% due 01/01/2013	1,100	1,108
4.071% due 01/01/2014	113,000	114,288
4.421% due 01/01/2015	100,000	100,892

Illinois State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
16.186% due 06/01/2026	2,315	3,400

Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 12/15/2030	60,000	17,340
0.000% due 12/15/2032	55,000	13,852
0.000% due 12/15/2033	50,000	11,688
0.000% due 06/15/2038	2,460	419

Illinois State Municipal Electric Agency Revenue Bonds, Series 2009
6.832% due 02/01/2035	34,200	35,542

Illinois State Regional Transportation Authority Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2025	1,000	1,041

Illinois State Revenue Bonds, (NPFGC-FGIC Insured), Series 2002
5.750% due 06/15/2019	6,250	7,246

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State Toll Highway Authority Revenue Bonds, Series 2009
5.851% due 12/01/2034	$20,000	$19,592
6.184% due 01/01/2034	10,800	11,032

Indiana State Anderson School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.750% due 01/15/2027	2,715	2,817
4.750% due 01/15/2028	2,000	2,062

Indiana State Bond Bank Revenue Bonds, (FSA Insured), Series 2003
5.000% due 02/01/2033	7,535	7,266

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	4,000	3,854

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
6.004% due 01/15/2040	38,000	38,440

Iowa State Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045	2,900	1,908

Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	22,500	23,257

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	16,100	13,621
6.500% due 06/01/2023	49,760	42,325

Jurupa, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 05/01/2027	1,900	644

Kane & Du Page Counties, Illinois Community Unit School District No. 303 General Obligation Bonds, (FSA Insured), Series 2002
5.500% due 01/01/2015	100	108

King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	20,280	20,767

King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	18,400	18,990

Kings Canyon, California Joint Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2027	2,450	831

Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 02/01/2019	5,000	3,581
0.000% due 02/01/2020	5,000	3,418
0.000% due 02/01/2022	5,690	3,534

Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2008
5.000% due 02/01/2031	2,125	2,137
5.000% due 02/01/2032	2,305	2,309
5.000% due 02/01/2033	8,300	8,299
5.000% due 02/01/2034	415	414
5.000% due 02/01/2035	9,150	9,072
5.000% due 02/01/2036	9,605	9,508

Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2009
7.013% due 06/01/2039	90,000	96,486
7.100% due 06/01/2039	33,000	33,327
7.263% due 06/01/2034	47,500	48,456

Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	500	409

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	$5,592	$5,655

Los Angeles, California Community Redevelopment Agency Tax Allocation Bonds, Series 2001
5.875% due 09/01/2026	520	456
6.000% due 09/01/2031	325	275

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2038	6,150	6,322

Los Angeles, California Department of Water & Power Revenue Bonds, (FSA Insured), Series 2005
4.750% due 07/01/2036	17,500	17,571

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039	58,000	57,273

Los Angeles, California Department of Water & Power Revenue Notes, (FSA Insured), Series 2005
17.868% due 07/01/2013	12,500	13,816

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	6,295	6,463
4.500% due 07/01/2023	27,780	28,207
4.500% due 07/01/2024	55,290	55,899

Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	39,600	39,210
4.500% due 01/01/2028	50,140	47,366

Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.750% due 07/01/2034	42,155	38,612
5.755% due 07/01/2029	2,500	2,334

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	69,100	71,507

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	17,997

Manhattan Beach, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2001
0.000% due 09/01/2025	1,000	415

Manteca, California Unified School District Special Tax Bonds, (NPFGC Insured), Series 2001
0.000% due 09/01/2025	2,365	825

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2009
5.500% due 11/15/2036	11,480	12,759

Massachusetts State Water Resources Authority Revenue Bonds, (FSA Insured), Series 2005
7.750% due 08/01/2032	250	258

Mesquite, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
0.000% due 08/15/2018	1,000	720
0.000% due 08/15/2019	1,000	677

Michigan City, Indiana Area-Wide School Building Corp. Revenue Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 01/15/2021	2,500	1,520
0.000% due 07/15/2021	1,000	596
0.000% due 01/15/2022	1,000	575

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (r)	$110	$99

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2022	775	626
5.000% due 09/01/2036	1,500	1,019

Michigan State Star International Academy Certificates of Participation Bonds, Series 2007
6.125% due 03/01/2037	1,440	1,266

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	325	262

Michigan Technical University Revenue Bonds, (XLCA Insured), Series 2003
5.000% due 10/01/2033	750	762

Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,250	935

Minnehaha County, South Dakota Revenue Bonds, Series 2007
5.375% due 12/01/2027	1,705	1,408

Mississippi State Development Bank Special Obligation Revenue Bonds, Series 2010
6.313% due 01/01/2033	10,000	10,070

Missouri State Joint Municipal Electric Utility Commission Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 01/01/2042	34,525	33,929

Missouri State University Place Transportation Development District Special Assessment Bonds, Series 2006
5.000% due 03/01/2032	500	356

Monrovia, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 12/01/2031	2,385	2,487

Montclair, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2001
5.300% due 10/01/2030	5,820	5,279

Montebello, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2024	1,485	648

Montebello, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,500	650
0.000% due 08/01/2025	2,830	1,127
0.000% due 08/01/2027	2,775	941

Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	4,585	3,525

Morgan Hill, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 08/01/2023	2,400	1,412

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.700% due 01/01/2043	1,300	1,214

Naugatuck, Connecticut General Obligation Bonds, (FSA-CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	157

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	$44,800	$44,608

Nevada State System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 07/01/2030	9,650	9,731

Nevada State Truckee Meadows Water Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2036	5,560	5,472

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	2,510	2,455

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2003
5.500% due 07/01/2033	2,000	1,604

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	14,600	11,754
5.000% due 06/01/2041	32,755	21,169

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039	25,000	25,725

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	185	216

New York City, New York General Obligation Bonds, Series 2009
6.435% due 12/01/2035	4,900	4,929
6.491% due 03/01/2021	190	212

New York City, New York General Obligation Bonds, Series 2010
5.968% due 03/01/2036	45,000	44,090

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.750% due 06/15/2040	9,685	10,851

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
6.491% due 06/15/2042	18,000	18,132

New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	8,000	7,294

New York State Counties Tobacco Trust III Revenue Bonds, Series 2005
6.000% due 06/01/2027	15,770	12,954

New York State Dormitory Authority Revenue Bonds, (NPFGC-FHA Insured), Series 2001
5.400% due 02/01/2031	85	86
5.500% due 02/01/2041	1,435	1,448

New York State Dormitory Authority Revenue Bonds, Series 2009
5.427% due 03/15/2039	25,000	23,665

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.549% due 09/15/2029	13,810	16,890

New York State JPMorgan Chase Putters/Drivers Trust Revenue Notes, Series 2008
7.847% due 07/15/2012	6,820	8,029
11.576% due 06/15/2011	6,645	7,193

New York State Metropolitan Transportation Authority Revenue Bonds, (NPFGC-FGIC Insured), Series 2003
5.000% due 11/15/2032	200	202

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039	$1,020	$1,158

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2010
5.989% due 11/15/2030	40,000	39,724
6.089% due 11/15/2040	40,000	39,576
6.548% due 11/15/2031	27,525	27,759
6.648% due 11/15/2039	80,000	80,858

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	1,800	1,852
5.750% due 11/01/2030	3,500	3,771

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	415

New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	23,000	19,164

New York State Urban Development Corp. Revenue Bonds, Series 2009
5.250% due 03/15/2038	3,000	3,198
5.770% due 03/15/2039	54,000	53,445

Newark, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026	3,245	1,252

North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	708

North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500	1,145

North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	36,200	37,749

North Oaks, Minnesota Revenue Bonds, Series 2007
6.000% due 10/01/2033	1,070	1,028

North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	75	79

Northern California State Tobacco Securitization Authority Revenue Bonds, Series 2005
5.400% due 06/01/2027	10,000	9,132

Northwest Harris County, Texas Municipal Utility District No. 16 General Obligation Bonds, (Radian Insured), Series 2002
5.300% due 10/01/2029	2,105	2,111

Oakland, California General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
5.000% due 01/15/2027	8,670	8,680
5.000% due 01/15/2032	11,135	10,903

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2009
6.449% due 02/15/2044	86,000	87,570

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	11,000	8,514
5.875% due 06/01/2030	13,800	11,663
5.875% due 06/01/2047	381,300	277,697

Orange County, Florida Housing Finance Authority Revenue Bonds, Series 2002
5.250% due 01/01/2028	1,000	1,012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oregon State Department of Administrative Services Revenue Bonds, Series 2009
5.000% due 04/01/2029	$1,550	$1,658

Palmdale, California Community Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2030	1,230	371
0.000% due 12/01/2031	1,230	353
0.000% due 12/01/2032	1,225	329

Paramount, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 09/01/2023	1,750	870

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	3,860	3,865

Pennsylvania State Turnpike Commission Revenue Bonds, Series 2009
6.105% due 12/01/2039	900	919

Perris, California Public Financing Authority Tax Allocation Bonds, Series 2002
5.375% due 10/01/2020	780	794
5.625% due 10/01/2031	1,800	1,751

Philadelphia, Pennsylvania School District General Obligation Bonds, Series 2010
6.615% due 06/01/2030 (c)	7,000	7,047
6.765% due 06/01/2040 (c)	25,000	25,291

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037	1,260	922
5.500% due 07/01/2037	5,000	3,722

Placer County, California Union High School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2033	10,150	2,357

Poway, California Unified School District Special Tax Bonds, Series 2002
5.600% due 09/01/2033	2,000	1,864
6.050% due 09/01/2025	2,285	2,296
6.125% due 09/01/2033	7,600	7,250

Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028	1,700	1,503

Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,200	1,245

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	51,800	4,935
0.000% due 08/01/2054	77,000	4,464

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2007
0.000% due 08/01/2056	21,600	1,101

Rancho Cucamonga, California Community Facilities District Special Tax Bonds, Series 2001
6.375% due 09/01/2031	2,000	1,987

Rancho Mirage, California Redevelopment Agency Tax Allocation Bonds, Series 2001
5.500% due 04/01/2024	1,190	1,198
5.625% due 04/01/2033	1,580	1,524

Rhode Island State Convention Center Authority Revenue Bonds, (FSA Insured), Series 2006
6.060% due 05/15/2035	165	156

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	$7,000	$6,646

Richmond, California Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2030	1,500	571

Riverside, California Revenue Bonds, Series 2009
7.000% due 08/01/2029	20,000	20,316
7.200% due 08/01/2039	35,000	35,776

Rochester, Minnesota Revenue Bonds, Series 2007
5.300% due 04/01/2037	100	74

Rocklin, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2023	2,610	1,231
0.000% due 08/01/2024	5,000	2,196
0.000% due 08/01/2025	4,000	1,641
0.000% due 08/01/2026	4,000	1,532
0.000% due 08/01/2027	4,500	1,606

Sacramento, California Financing Authority Revenue Bonds, Series 1999
6.250% due 09/01/2023	5,115	4,815

Sacramento, California Revenue Bonds, (CM Insured), Series 1998
5.300% due 01/01/2024	1,835	1,814

Sacramento, California Special Tax Bonds, Series 1999
5.700% due 09/01/2023	2,945	2,848

Sacramento, California Special Tax Bonds, Series 2001
6.100% due 09/01/2021	655	661
6.150% due 09/01/2026	1,240	1,241

Salinas, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
0.000% due 10/01/2023	485	221

San Antonio, Texas Water Revenue Bonds, (NPFGC Insured), Series 2005
4.750% due 05/15/2037	3,000	3,015

San Diego County, California Water Authority Revenue Bonds, Series 2010
6.138% due 05/01/2049	50,000	51,340

San Diego, California Community Facilities District No. 3 Special Tax Bonds, Series 2006
5.600% due 09/01/2021 (r)	2,090	1,943

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	53,585	43,266

San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 1999
0.000% due 08/01/2023	1,770	830

San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2022	9,445	4,732
0.000% due 08/01/2025	10,895	4,438
0.000% due 08/01/2026	12,215	4,640

San Mateo, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 09/01/2020	2,300	1,393

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Mateo, California Union High School District General Obligation Bonds, Series 2010
6.733% due 09/01/2034	$15,745	$16,066

Santa Ana, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2026	2,515	901
0.000% due 08/01/2028	3,520	1,085
0.000% due 08/01/2030	2,500	661
0.000% due 08/01/2031	3,780	921
0.000% due 08/01/2032	3,770	849

Santa Clara, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2002
5.000% due 07/01/2025	2,155	2,204
5.000% due 07/01/2027	3,040	3,099

Santa Clarita, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2007
4.750% due 08/01/2037	6,665	6,295

Santa Margarita, California Water District Special Tax Bonds, Series 1999
6.250% due 09/01/2029	4,005	4,012

Santa Monica, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2026	2,000	790
0.000% due 08/01/2027	3,550	1,295

Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.625% due 07/01/2027	4,720	3,975

Seminole County, Florida Revenue Bonds, Series 2010
6.443% due 10/01/2040	34,600	34,791

Shasta, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,000	439

Signal Hill, California Redevelopment Agency Tax Allocation Bonds, (NPFGC-FGIC Insured), Series 2006
5.581% due 10/01/2016	170	170

South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
6.000% due 11/15/2037	750	529

Southbridge, Massachusetts Associates LLC Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	31,105	34,029

Southern California State Metropolitan Water District Revenue Bonds, Series 2009
5.906% due 07/01/2025	9,000	9,360
6.538% due 07/01/2039	40,000	40,907

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	36,040	25,365

Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
6.625% due 06/01/2037	600	548

Spanish Fork, Utah Revenue Bonds, Series 2006
5.700% due 11/15/2036	750	611

Spokane County, Washington Revenue Bonds, Series 2009
6.474% due 12/01/2029	8,000	8,162

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

St. Louis, Missouri Industrial Development Authority Revenue Bonds, (GNMA Insured), Series 2002
5.125% due 12/20/2029	$1,500	$1,510
5.125% due 12/20/2030	1,500	1,513

Stanislaus County, California Modesto Elementary School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2023	2,615	1,234
0.000% due 08/01/2024	2,705	1,188
0.000% due 05/01/2027	2,000	724

Stanislaus County, California Modesto High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2026	2,150	823

Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	5,400	5,229

Stockton, California Public Financing Authority Revenue Bonds, Series 2009
7.942% due 10/01/2038	47,000	48,072

Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037	5,000	3,255

Tahoe, California Joint Powers Parking Financing Authority Revenue Bonds, Series 2002
7.000% due 12/01/2027	2,670	2,260

Temecula, California Public Financing Authority Community Facilities District No. 3-1 Special Tax Bonds, Series 2003
6.000% due 09/01/2033	2,000	1,840

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	9,400	9,508

Texas State General Obligation Bonds, Series 2007
4.750% due 04/01/2029	1,500	1,548

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	10,725	10,803

Texas State General Obligation Bonds, Series 2009
5.517% due 04/01/2039	19,200	19,082

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
13.284% due 02/15/2032	4,690	6,106
15.602% due 02/15/2028	5,565	7,842

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Notes, (PSF-GTD Insured), Series 2008
11.265% due 02/15/2012	3,985	4,436

Texas State Leander Independent School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
0.000% due 08/15/2023	1,000	536

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2019	10,000	5,576
0.000% due 08/15/2025	19,990	7,374

Tracy, California Community Facilities District Special Tax Bonds, Series 2002
6.000% due 09/01/2027	995	885

Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,400	1,278

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	$1,225	$962

University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 05/15/2031	4,000	4,008

University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	2,000	2,035

University of California Revenue Bonds, (FSA Insured), Series 2005
4.750% due 05/15/2035	6,900	6,722

University of California Revenue Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 05/15/2037	100	100
5.000% due 05/15/2041	1,000	997

University of California Revenue Bonds, Series 2009
5.770% due 05/15/2043	18,700	18,083

University of Toledo, Ohio Revenue Bonds, Series 2009
7.100% due 06/01/2026	5,000	5,083
7.875% due 06/01/2031	7,000	7,051

Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,320	1,070

Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	250	225

Utah State Transit Authority Revenue Bonds, (NPFGC Insured), Series 2007
0.000% due 06/15/2023	10,000	5,067
0.000% due 06/15/2029	10,000	3,309

Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039	270	282

Ventura County, California Community College District General Obligation Bonds, Series 2008
5.500% due 08/01/2033	15,000	15,608

Victor, California Elementary School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,125	494
0.000% due 08/01/2026	2,410	923

Victoria, Texas General Obligation Bonds, Series 2009
6.124% due 08/15/2030	5,000	4,916

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	3,000	2,569
5.750% due 09/01/2042	2,000	1,692

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.500% due 06/01/2026	1,050	1,157

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2046 (h)	11,000	6,828

Vista, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026	1,000	386

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	350	288

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	$10,200	$6,933

Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	1,500	1,312

Washington State Port of Seattle Revenue Bonds, Series 2009
7.000% due 05/01/2036	11,820	11,911

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	7,150	7,196

Weber County, Utah Revenue Bonds, Series 1999
5.000% due 08/15/2030	1,750	1,753

West Contra Costa, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2002
5.000% due 08/01/2026	2,740	2,619
5.000% due 08/01/2028	2,690	2,521
5.000% due 08/01/2031	1,890	1,726

West Contra Costa, California Unified School District General Obligation Bonds, Series 2009
8.460% due 08/01/2034	20,115	22,011

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	162,165	128,937

Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	6,500	5,876

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 05/01/2032	2,250	1,846

Wisconsin State Revenue Bonds, Series 2009
6.000% due 05/01/2036	17,700	19,273

Yuba City, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 09/01/2025	2,110	804

Total Municipal Bonds & Notes (Cost $5,483,547)		5,685,138

U.S. GOVERNMENT AGENCIES 14.6%

Bolivia Government AID Bond
0.375% due 02/01/2019	4,237	4,010

Fannie Mae
0.000% due 04/25/2018 - 08/25/2023 (d)	31	27
0.000% due 10/09/2019	13,300	7,803
0.289% due 07/25/2037	1,380	1,322
0.349% due 04/29/2011 - 03/25/2034	300,258	300,779
0.359% due 03/25/2036	14,277	12,960
0.379% due 08/25/2034	141	133
0.429% due 05/25/2035 - 10/27/2037	101,182	101,024
0.469% due 06/25/2032	41	40
0.479% due 03/25/2035 - 06/25/2044	67	66
0.529% due 02/25/2032	45	45
0.549% due 06/25/2037	63	61
0.579% due 07/25/2021 - 03/25/2044	6,422	6,183
0.629% due 04/18/2028 - 11/25/2036	20,172	20,125
0.674% due 02/25/2037	82,655	81,216

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.679% due 10/18/2030 - 09/25/2037	$2,482	$2,501
0.700% due 08/25/2021 - 03/25/2022	31	31
0.729% due 03/25/2017 - 07/25/2034	1,638	1,640
0.779% due 12/18/2031	419	422
0.829% due 05/25/2030	471	468
0.850% due 11/25/2013 - 08/25/2022	93	93
0.879% due 05/25/2030	471	469
0.900% due 10/25/2023 - 03/25/2024	2,596	2,614
1.000% due 11/23/2011 (n)(o)	640,000	640,803
1.000% due 09/25/2023	1	1
1.050% due 01/25/2022	39	39
1.080% due 01/25/2022	92	93
1.100% due 12/25/2021	42	42
1.129% due 04/25/2032	55	56
1.150% due 04/25/2021	6	6
1.250% due 04/25/2023	267	272
1.381% due 04/01/2027	34	35
1.669% due 12/01/2044	7,058	7,054
1.671% due 07/01/2042 - 10/01/2044	59,270	58,722
1.721% due 09/01/2041	53	53
1.750% due 05/07/2013	484,800	483,928
1.871% due 10/01/2030 - 10/01/2040	4,007	4,021
1.989% due 09/01/2035	158	160
2.000% due 02/01/2020	10	10
2.002% due 02/01/2034	68	69
2.078% due 04/01/2027	40	41
2.081% due 01/01/2021	17	17
2.229% due 03/01/2034	8,081	8,219
2.259% due 10/01/2034	2,251	2,304
2.405% due 11/01/2035	7,012	7,145
2.430% due 01/01/2020	478	489
2.440% due 12/01/2023	186	190
2.494% due 02/01/2035	799	808
2.500% due 12/01/2020	468	481
2.509% due 03/01/2033	137	139
2.512% due 09/01/2024	97	98
2.516% due 06/01/2021	420	440
2.528% due 02/01/2022	179	182
2.534% due 04/01/2033	96	99
2.535% due 03/01/2019	689	707
2.565% due 11/01/2023	141	145
2.569% due 09/01/2022	108	110
2.575% due 12/01/2023 - 01/01/2024	219	226
2.590% due 12/01/2034	337	341
2.591% due 01/01/2035	12,443	12,612
2.597% due 05/01/2023	142	144
2.600% due 01/01/2035	362	366
2.612% due 01/01/2035	17,773	18,001
2.615% due 02/01/2026	71	73
2.627% due 12/01/2034	340	344
2.629% due 08/01/2025	858	893
2.631% due 01/01/2035	15,863	16,060
2.654% due 11/01/2034	3,586	3,638
2.661% due 12/01/2034	134	135
2.668% due 11/01/2035	4,338	4,480
2.678% due 08/01/2033	30	31

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.686% due 11/01/2025	$140	$145
2.699% due 02/01/2035 - 03/01/2035	1,864	1,890
2.730% due 03/01/2035	68	68
2.741% due 10/01/2034	2,860	2,913
2.748% due 03/01/2025	678	700
2.750% due 02/01/2024	57	59
2.751% due 02/01/2035	4,437	4,515
2.757% due 09/01/2035	2,474	2,547
2.771% due 10/01/2024	24	25
2.781% due 02/01/2036	439	447
2.793% due 07/01/2035	160	165
2.801% due 02/01/2035	3,906	3,980
2.822% due 11/01/2034	3,532	3,589
2.835% due 11/01/2023 - 11/01/2034	4,510	4,720
2.865% due 10/01/2024	98	102
2.871% due 10/01/2034	627	642
2.877% due 08/01/2032	72	75
2.892% due 08/01/2027	1,245	1,285
2.896% due 12/01/2034	128	131
2.904% due 02/01/2035	5,675	5,841
2.907% due 12/01/2027	266	275
2.917% due 12/01/2025	289	302
2.920% due 11/01/2023	31	31
2.926% due 11/01/2034	70	72
2.930% due 12/01/2034	53	55
2.931% due 02/01/2027	262	272
2.962% due 05/01/2024 - 11/01/2025	146	151
2.975% due 12/01/2026	12	13
2.981% due 12/01/2034	1,837	1,890
2.987% due 07/01/2024	299	309
2.995% due 11/01/2024	1,694	1,728
2.997% due 11/01/2032	99	102
3.011% due 12/01/2033	428	442
3.015% due 09/01/2029	11	12
3.029% due 01/01/2026	139	143
3.042% due 12/01/2022 - 02/01/2035	4,603	4,761
3.048% due 05/01/2025	218	225
3.050% due 10/01/2020 - 12/01/2025	204	212
3.052% due 09/01/2035	13,724	14,180
3.055% due 05/01/2024	77	79
3.072% due 08/01/2026	107	111
3.077% due 04/01/2027	51	53
3.078% due 10/01/2020	16	16
3.079% due 09/01/2034	1,320	1,362
3.085% due 03/01/2026	51	54
3.095% due 07/01/2026	11	11
3.105% due 09/01/2023	136	141
3.110% due 07/01/2017	708	727
3.111% due 11/01/2025	480	499
3.117% due 09/01/2024	132	136
3.125% due 10/01/2024	4	4
3.129% due 04/01/2027	3	3
3.132% due 10/01/2034	5,675	5,889
3.135% due 06/01/2033	119	123
3.142% due 11/01/2031	181	188
3.145% due 11/01/2025	26	26
3.149% due 05/01/2022 - 06/01/2025	81	84
3.171% due 10/01/2023	20	21

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.174% due 02/01/2028	$58	$61
3.182% due 11/01/2034	1,952	2,030
3.197% due 11/01/2035	757	789
3.199% due 12/01/2018	40	41
3.201% due 06/01/2025	342	356
3.204% due 12/01/2030	14	14
3.220% due 07/01/2019 - 09/01/2034	19,284	20,131
3.224% due 05/01/2026	48	50
3.244% due 09/01/2017	495	515
3.246% due 09/01/2035	9,735	10,182
3.250% due 08/01/2024 - 11/01/2026	129	132
3.251% due 06/01/2024	28	29
3.253% due 08/01/2027	1,045	1,095
3.270% due 05/01/2030	13	13
3.276% due 12/01/2023	55	58
3.295% due 05/25/2035	30,313	30,258
3.297% due 09/01/2035	2,152	2,233
3.300% due 08/01/2031	125	129
3.314% due 11/01/2025	69	71
3.328% due 03/01/2036	451	463
3.345% due 10/01/2027 - 07/01/2035	4,412	4,580
3.348% due 02/01/2028 - 08/01/2035	8,415	8,709
3.351% due 03/01/2034	8,318	8,583
3.371% due 12/01/2024	17	17
3.380% due 04/01/2034	339	350
3.382% due 05/01/2035	412	424
3.398% due 09/01/2019	593	604
3.407% due 01/01/2036	634	658
3.432% due 07/01/2035	2,919	3,040
3.441% due 07/01/2033	20	21
3.452% due 12/01/2035	25	25
3.472% due 08/01/2027	32	34
3.500% due 11/01/2027	46	48
3.533% due 10/01/2026	10	11
3.567% due 05/01/2034	615	633
3.593% due 04/01/2024	246	251
3.611% due 08/01/2023	56	58
3.671% due 07/01/2034	4,101	4,271
3.688% due 02/01/2033	2	2
3.723% due 04/01/2026	15	16
3.752% due 06/01/2035	2,233	2,311
3.821% due 06/01/2023	87	89
3.875% due 01/01/2018 - 05/01/2035	4,893	5,028
3.937% due 06/01/2034	27	28
3.972% due 05/01/2035	31,567	32,723
4.000% due 11/01/2010 - 12/01/2039	2,867	2,824
4.093% due 05/01/2030	12	13
4.186% due 03/01/2033	253	257
4.200% due 05/01/2021	11	11
4.255% due 05/01/2033	302	309
4.319% due 09/01/2033	166	173
4.366% due 04/01/2034	19	20
4.375% due 04/01/2017	31	31
4.409% due 07/01/2019	76	76
4.464% due 02/01/2028	31	32
4.486% due 09/01/2035	306	320
4.500% due 10/01/2010 - 02/01/2040	12,260	12,453

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.505% due 06/01/2035	$10,119	$10,491
4.524% due 07/01/2021	30	31
4.544% due 10/01/2019	191	200
4.565% due 09/01/2021	12	12
4.588% due 06/01/2015	148	153
4.646% due 06/01/2035	3,031	3,147
4.651% due 05/01/2035	20,962	21,743
4.654% due 08/01/2035	1,619	1,686
4.668% due 06/01/2035	15,565	16,168
4.673% due 11/01/2019	145	147
4.677% due 11/01/2035	21,717	22,658
4.679% due 12/01/2036	898	942
4.680% due 12/01/2012	354	377
4.684% due 09/01/2014	15	15
4.733% due 04/01/2018	150	155
4.744% due 03/01/2035	102	107
4.760% due 08/01/2035	689	721
4.770% due 11/01/2012	49	52
4.776% due 12/01/2017	648	664
4.789% due 04/01/2038	37	38
4.800% due 08/01/2035	4,096	4,266
4.802% due 11/01/2035	14,329	14,969
4.820% due 06/01/2023	19	19
4.828% due 06/01/2035	234	242
4.848% due 07/01/2024	120	126
4.859% due 09/01/2028	251	261
4.862% due 04/01/2013	49	53
4.870% due 05/01/2013	125	134
4.890% due 04/01/2035	3,473	3,633
4.912% due 09/01/2034	1,092	1,138
4.940% due 03/01/2035	415	434
4.946% due 08/01/2035	65	67
4.954% due 07/01/2035	3,531	3,652
4.962% due 06/01/2035	1,288	1,333
5.000% due 03/02/2015 - 04/01/2037	16,670	17,212
5.037% due 03/01/2024	26	27
5.060% due 06/01/2035	3,159	3,339
5.091% due 07/01/2035	3,503	3,614
5.134% due 09/01/2035	3,542	3,742
5.142% due 10/01/2035	2,662	2,812
5.148% due 08/01/2035 - 11/01/2035	4,855	5,130
5.156% due 08/01/2035	2,611	2,761
5.157% due 02/01/2016	194	211
5.164% due 11/01/2010 - 10/01/2035	2,531	2,671
5.169% due 09/01/2035	2,996	3,165
5.170% due 07/01/2035	2,896	3,061
5.171% due 11/01/2035	2,998	3,165
5.190% due 10/01/2035	3,925	4,145
5.198% due 08/01/2035	2,210	2,336
5.203% due 05/01/2023	381	391
5.218% due 09/01/2035	2,204	2,321
5.221% due 07/01/2035	2,808	2,962
5.227% due 06/01/2029 - 12/01/2035	3,176	3,353
5.239% due 08/01/2027	82	84
5.248% due 09/01/2035	3,181	3,356
5.250% due 08/01/2012	110	118
5.269% due 07/01/2035	2,179	2,303
5.271% due 10/01/2035	3,719	3,924
5.272% due 11/01/2035	14	15
5.290% due 11/25/2033	1,199	1,275

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.294% due 09/01/2035	$59	$62
5.303% due 10/01/2027	208	216
5.310% due 08/25/2033	3,756	3,957
5.311% due 10/01/2035	3,420	3,618
5.316% due 02/01/2021	62	63
5.328% due 02/01/2021	48	51
5.347% due 11/01/2035	4,641	4,907
5.370% due 08/25/2043	2,432	2,544
5.375% due 11/15/2011 - 01/01/2036	4,308	4,589
5.379% due 11/01/2035	3,760	3,981
5.410% due 09/01/2012	283	303
5.420% due 01/01/2036	90	94
5.433% due 05/01/2036	1,358	1,414
5.445% due 12/01/2017	4	5
5.480% due 01/01/2037	503	527
5.500% due 02/01/2012 - 05/01/2040	5,005,418	5,287,493
5.501% due 09/01/2021	7	8
5.527% due 03/01/2036	2,206	2,316
5.528% due 01/01/2036	1,604	1,693
5.536% due 01/01/2037	578	605
5.573% due 02/01/2036	4,062	4,268
5.615% due 08/01/2022	925	956
5.620% due 03/01/2036	1,844	1,926
5.635% due 12/01/2035	2,462	2,620
5.663% due 09/01/2036	11	11
5.665% due 02/01/2036	408	432
5.691% due 03/01/2036	2,835	2,986
5.743% due 03/01/2036	3,290	3,470
5.747% due 05/01/2037	105	110
5.750% due 01/01/2020 - 08/25/2034	1,999	2,105
5.780% due 09/01/2012	468	505
5.785% due 09/01/2037	29	31
5.790% due 10/01/2017	389	434
5.800% due 02/09/2026 (o)	50,000	51,690
5.812% due 03/01/2023	235	241
5.839% due 04/01/2036	14	15
5.862% due 07/01/2032	81	87
5.878% due 12/01/2036	272	285
5.914% due 02/01/2012	759	808
5.922% due 10/01/2011	477	499
5.930% due 06/01/2022	32	33
5.937% due 06/01/2036	1,046	1,105
5.950% due 02/25/2044	747	803
5.954% due 02/01/2020	43	44
5.975% due 02/01/2012	404	430
5.981% due 11/01/2011	122	128
6.000% due 07/01/2011 - 10/25/2044	17,263,020	18,387,998
6.010% due 09/01/2036	44	47
6.091% due 05/01/2011	494	509
6.114% due 02/01/2012	495	530
6.160% due 08/01/2017	154	172
6.200% due 05/01/2011 - 01/01/2012	613	645
6.250% due 02/01/2011 - 02/25/2029	39,401	41,319
6.280% due 06/15/2027	166,000	178,265
6.290% due 02/25/2029	500	559
6.300% due 10/17/2038	8,723	9,568
6.305% due 05/01/2011	317	328
6.354% due 03/25/2039	64	66

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.390% due 05/25/2036	$10,382	$11,158
6.402% due 06/01/2030	103	103
6.480% due 01/01/2011	287	292
6.500% due 07/01/2011 - 02/25/2047	234,472	256,435
6.579% due 03/01/2023	600	613
6.642% due 05/01/2014	52	53
6.730% due 06/01/2022	13	14
6.745% due 02/01/2018	39	40
6.750% due 10/25/2023	245	275
6.824% due 11/01/2021	40	41
6.900% due 05/25/2023	41	45
6.960% due 07/01/2019	166	185
6.993% due 12/01/2010	314	313
7.000% due 12/01/2010 - 01/25/2048	21,918	24,125
7.025% due 11/01/2022	18	18
7.104% due 08/25/2037	839	915
7.250% due 01/01/2023	716	810
7.360% due 04/01/2011	285	297
7.375% due 05/25/2022	914	1,014
7.500% due 11/01/2010 - 07/25/2041	4,764	5,367
7.750% due 01/25/2022	1,323	1,469
7.780% due 01/01/2018	1,983	2,306
7.800% due 10/25/2022 - 06/25/2026	216	238
8.000% due 12/01/2010 - 07/01/2032	3,635	4,103
8.000% due 08/18/2027 (b)	9	2
8.060% due 04/01/2030	1,665	1,908
8.080% due 04/01/2030	916	1,051
8.200% due 04/25/2025	4	4
8.490% due 06/01/2025	831	976
8.500% due 06/01/2012 - 10/01/2032	2,957	3,415
8.750% due 01/25/2021	185	210
9.000% due 07/01/2016 - 11/01/2025	1,257	1,430
9.242% due 09/25/2028	306	329
9.250% due 04/25/2018	17	18
9.300% due 05/25/2018 - 08/25/2019	55	61
9.500% due 06/25/2018 - 03/01/2026	657	757
10.000% due 11/01/2013 - 05/01/2022	105	117
10.500% due 11/01/2013 - 04/01/2022	19	21
11.000% due 11/01/2013 - 11/01/2020	104	119
11.500% due 08/20/2016 - 11/01/2019	3	4
11.542% due 09/25/2033	372	337
13.250% due 09/01/2011	1	1
14.750% due 08/01/2012	5	6
15.000% due 10/15/2012	15	17
15.500% due 10/01/2012 - 12/01/2012	1	1
15.750% due 12/01/2011 - 08/01/2012	4	5
16.000% due 09/01/2012	7	8
903.212% due 08/25/2021 (b)	0	5
1000.000% due 04/25/2022	0	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Farmer Mac
8.008% due 01/25/2012	$225	$225

Federal Home Loan Bank
1.000% due 12/28/2011	21,400	21,405
4.125% due 08/13/2010	70	71
4.750% due 12/12/2014	100	109
5.000% due 03/14/2014	70	77
5.625% due 06/13/2016	175	184

Federal Housing Administration
6.780% due 07/25/2040	7,127	7,041
6.880% due 02/01/2041	10,854	10,724
6.896% due 07/01/2020	8,264	8,190
6.960% due 05/01/2016	204	202
6.997% due 09/01/2019	44	44
7.110% due 05/01/2019	1,671	1,657
7.315% due 08/01/2019	3,226	3,208
7.350% due 04/01/2019 - 11/01/2020	540	536
7.375% due 02/01/2018	133	133
7.380% due 04/01/2041	2,358	2,345
7.400% due 01/25/2020	952	948
7.430% due 10/01/2018 - 06/01/2024	11,154	11,144
7.450% due 05/01/2021	2,142	2,144
7.460% due 01/01/2023	80	80
7.465% due 11/01/2019	1,740	1,740
7.500% due 03/01/2032	3,044	3,051
7.580% due 12/01/2040	7,058	7,068
7.630% due 08/01/2041	16,961	16,926
7.780% due 11/01/2040	7,064	7,067
8.250% due 01/01/2041	4,529	4,531
8.375% due 02/01/2012	3	3

Freddie Mac
0.269% due 12/25/2036	12,321	11,922
0.380% due 07/15/2019	20,586	20,472
0.470% due 05/15/2036	65	65
0.480% due 07/15/2034	596	602
0.489% due 08/25/2031	374	356
0.580% due 12/15/2029 - 06/15/2031	5,259	5,264
0.630% due 06/15/2018 - 01/15/2033	630	629
0.680% due 06/15/2023 - 12/15/2031	87	87
0.730% due 06/15/2030 - 12/15/2032	452	452
1.125% due 12/15/2011	29,300	29,379
1.229% due 05/25/2043	11,029	10,844
1.250% due 02/15/2021	14	14
1.681% due 10/25/2044 - 02/25/2045	46,864	44,765
1.881% due 07/25/2044	5,054	4,850
2.020% due 10/25/2023	788	803
2.125% due 12/01/2016	104	106
2.454% due 02/01/2018	103	104
2.500% due 06/01/2017 - 01/01/2019	3	3
2.561% due 04/01/2025	77	78
2.611% due 02/01/2023	75	76
2.615% due 11/01/2026	321	330
2.625% due 04/01/2017	4	4
2.630% due 01/01/2034	5,253	5,431
2.671% due 12/01/2022	14	15
2.677% due 06/01/2033	355	357

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 12/01/2023	$114	$118
2.767% due 09/01/2028	3	3
2.784% due 07/01/2025	497	510
2.798% due 09/01/2023	162	165
2.807% due 07/01/2023	212	217
2.851% due 04/01/2029	126	129
2.876% due 01/01/2024	34	35
2.881% due 06/01/2022	20	20
2.920% due 04/01/2024	609	623
2.966% due 11/01/2028	453	467
2.968% due 11/01/2023	208	213
2.972% due 07/01/2032	2	2
2.974% due 07/01/2020	125	128
2.975% due 08/01/2023	964	991
2.981% due 07/01/2024	56	57
2.982% due 04/01/2025	13	13
2.990% due 11/01/2023	2	2
2.993% due 06/01/2024	420	429
2.997% due 06/01/2030	371	383
3.023% due 06/01/2021 - 10/01/2026	634	650
3.044% due 04/01/2023	12	12
3.048% due 04/01/2025	2	2
3.059% due 07/01/2023	59	60
3.064% due 06/01/2020	76	78
3.077% due 10/01/2023	138	141
3.092% due 02/01/2025	17	17
3.102% due 10/01/2024	140	143
3.110% due 07/01/2022	96	98
3.115% due 01/01/2028	21	21
3.128% due 10/01/2023	181	185
3.140% due 08/01/2023	91	94
3.147% due 06/01/2022	372	380
3.152% due 09/01/2023	483	496
3.156% due 10/01/2023	261	268
3.158% due 05/01/2023	25	26
3.167% due 08/01/2023	439	449
3.175% due 06/01/2022	103	106
3.200% due 06/01/2024	239	244
3.216% due 03/01/2024	216	226
3.223% due 08/01/2023	77	79
3.240% due 09/01/2023	68	69
3.242% due 08/01/2035	763	790
3.280% due 02/01/2019	122	125
3.282% due 09/01/2023 - 02/01/2036	1,135	1,183
3.284% due 05/01/2023	63	65
3.292% due 10/01/2023	103	106
3.322% due 09/01/2035	11,013	11,429
3.327% due 07/01/2027	21	22
3.331% due 07/01/2030	806	831
3.334% due 05/01/2021	1,146	1,181
3.340% due 02/01/2026	386	398
3.356% due 08/01/2023	1	1
3.429% due 03/01/2022	1,025	1,055
3.430% due 08/01/2035	58	60
3.439% due 08/01/2023	42	43
3.479% due 07/01/2019	192	194
3.500% due 06/01/2019 - 09/01/2035	1,591	1,596
3.558% due 05/01/2023	145	150
3.572% due 07/01/2035	12,160	12,696
3.594% due 08/15/2032	3,913	4,003
3.606% due 10/01/2023	52	54

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.645% due 11/01/2034	$121	$125
3.662% due 07/01/2032	82	85
3.675% due 07/01/2033	28	29
3.735% due 12/01/2018	240	242
3.739% due 01/01/2022	78	79
3.750% due 11/15/2017	753	777
3.794% due 03/01/2035	2,667	2,780
3.852% due 12/01/2026	637	647
3.886% due 08/01/2035	269	278
4.000% due 04/01/2011 - 09/01/2033	4,968	5,150
4.012% due 01/01/2021	39	40
4.194% due 03/01/2035	26	27
4.230% due 10/25/2023	158	151
4.250% due 09/15/2024	1	1
4.265% due 05/01/2020	59	60
4.310% due 01/01/2035	466	483
4.445% due 05/01/2035	25,133	26,072
4.480% due 02/01/2021	6	6
4.500% due 12/01/2010 - 10/01/2035	9,585	9,847
4.530% due 01/01/2019	50	51
4.664% due 06/01/2035	3,869	3,977
4.665% due 03/01/2035	743	779
4.833% due 09/01/2023	27	28
4.834% due 10/01/2035	21,429	22,352
4.842% due 11/01/2035	24,110	24,947
4.843% due 10/01/2035	3,014	3,130
4.867% due 10/01/2035	44,277	46,287
4.872% due 10/01/2035	17,992	18,784
4.875% due 09/01/2018	51	52
4.921% due 09/01/2035	67	70
4.923% due 11/01/2035	18,018	18,826
4.925% due 04/01/2029	32	33
4.927% due 10/01/2035	20,545	21,444
4.928% due 07/01/2035	38	40
4.940% due 10/01/2022	43	44
4.980% due 05/01/2022	32	33
5.000% due 08/15/2012 - 02/01/2038	62,393	63,833
5.006% due 03/01/2021	508	520
5.060% due 05/01/2018	216	220
5.069% due 07/01/2019	4	5
5.075% due 01/01/2019	1	2
5.098% due 10/01/2035	3,304	3,485
5.105% due 05/01/2018	49	50
5.117% due 01/01/2036	13	14
5.189% due 05/01/2018	198	203
5.240% due 05/01/2037	365	384
5.251% due 09/01/2035	108	112
5.359% due 09/01/2037	42	44
5.377% due 12/01/2035	2,167	2,292
5.406% due 11/01/2035	2,324	2,464
5.458% due 02/01/2038	120	127
5.482% due 01/01/2037	598	632
5.500% due 09/01/2012 - 07/01/2047	1,005,130	1,059,128
5.505% due 12/01/2037	367	388
5.526% due 06/01/2037	46	48
5.571% due 07/01/2036	28	29
5.656% due 04/01/2036	11	11
5.768% due 03/01/2036	1,796	1,916
5.779% due 02/01/2037	51	54
5.835% due 04/01/2036	1,622	1,715

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.845% due 05/01/2037	$122	$129
5.870% due 02/01/2037	51	54
5.882% due 04/01/2036	2,721	2,903
5.935% due 10/01/2020	7	7
5.950% due 06/15/2028	46,094	47,934
6.000% due 01/01/2011 - 05/01/2040	1,433,704	1,537,114
6.250% due 12/15/2028 - 01/15/2036	1,071	1,161
6.290% due 10/01/2020	216	222
6.342% due 05/01/2020	14	14
6.420% due 11/15/2036 (b)	61,384	7,256
6.500% due 09/01/2010 - 10/25/2043	280,034	303,163
6.750% due 09/15/2029 - 03/15/2031	74,600	89,980
6.900% due 12/01/2010	360	366
6.950% due 07/15/2021 - 08/15/2021	92	96
7.000% due 10/01/2010 - 10/25/2043	32,424	36,051
7.000% due 09/15/2023 (b)	21	4
7.400% due 02/01/2021	693	690
7.500% due 05/01/2011 - 11/01/2037	14,023	15,145
7.645% due 05/01/2025	6,264	6,902
7.800% due 09/15/2020	9	10
8.000% due 10/01/2010 - 09/15/2024	3,276	3,620
8.250% due 06/01/2016 - 06/15/2022	491	576
8.500% due 06/01/2010 - 06/01/2030	1,904	2,018
8.655% due 10/15/2033	679	609
8.750% due 12/15/2020	98	108
8.900% due 11/15/2020	643	718
9.000% due 08/01/2016 - 07/01/2030	504	524
9.000% due 05/01/2022 (b)	4	1
9.250% due 07/01/2017	2	3
9.500% due 09/01/2016 - 12/01/2022	587	666
10.000% due 06/01/2017 - 03/01/2021	34	38
10.500% due 10/01/2017 - 01/01/2021	15	17
11.000% due 06/01/2011 - 05/01/2020	27	30
11.500% due 01/01/2018	0	1
13.250% due 10/01/2013	38	43
14.000% due 04/01/2016	2	2
15.500% due 08/01/2011	1	1
884.500% due 01/15/2021 (b)	0	2
1007.500% due 02/15/2022 (b)	0	4

Ginnie Mae
0.529% due 05/20/2037	206,440	202,942
0.650% due 06/16/2031 - 03/16/2032	427	427
0.700% due 11/16/2029 - 10/16/2030	545	546
0.729% due 09/20/2030	164	164
0.750% due 02/16/2030 - 04/16/2032	2,822	2,825
0.800% due 12/16/2025	86	86

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.850% due 02/16/2030	$1,977	$1,985
0.900% due 02/16/2030	843	847
1.179% due 03/20/2031	142	143
3.000% due 11/20/2032	311	316
3.125% due 12/20/2018 - 10/20/2033	23,700	24,102
3.500% due 12/20/2017 - 12/20/2020	192	198
3.625% due 07/20/2017 - 09/20/2033	30,048	30,967
3.750% due 02/20/2032	1,033	1,067
4.000% due 12/20/2015 - 08/20/2018	37	38
4.250% due 01/20/2028 - 03/20/2030	6,067	6,292
4.375% due 02/20/2017 - 05/20/2032	48,898	50,559
4.500% due 02/20/2018 - 02/20/2034	6,379	6,665
4.750% due 07/20/2035	1,841	1,806
4.875% due 01/20/2025	14	15
5.000% due 06/20/2028 - 07/20/2034	1,395	1,451
5.500% due 05/15/2021 - 05/01/2040	7,265	7,681
6.000% due 03/15/2013 - 05/01/2040	924,183	986,347
6.250% due 03/16/2029	533	567
6.500% due 02/15/2026 - 07/15/2040	84,643	90,891
6.670% due 08/15/2040	901	909
6.750% due 06/20/2028 - 10/16/2040	38,961	41,884
7.000% due 09/15/2010 - 11/15/2032	5,187	5,539
7.250% due 07/16/2028	2	2
7.500% due 06/15/2011 - 03/15/2032	6,003	6,651
7.700% due 03/15/2041	6,444	6,648
7.750% due 08/20/2025 - 12/15/2040	1,550	1,681
8.000% due 10/15/2011 - 10/20/2031	899	1,030
8.250% due 04/15/2020	73	82
8.300% due 06/15/2019	15	17
8.500% due 07/15/2016 - 04/15/2031	902	1,042
9.000% due 06/15/2010 - 01/15/2031	884	1,014
9.250% due 12/20/2016	1	1
9.500% due 05/15/2016 - 07/15/2025	310	354
10.000% due 02/15/2013 - 02/15/2025	315	353
10.250% due 02/20/2019	8	9
10.500% due 12/15/2015 - 09/15/2021	79	89
11.000% due 08/15/2010 - 09/15/2017	5	6
11.500% due 04/15/2013 - 10/15/2015	8	9
12.000% due 11/15/2012 - 05/15/2016	52	57
13.000% due 12/15/2012	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
13.500% due 12/15/2012 - 09/15/2014	$7	$8
15.000% due 08/15/2011 - 09/15/2012	15	18
16.000% due 11/15/2011 - 01/15/2012	3	3
17.000% due 11/15/2011 - 12/15/2011	5	6

Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	151	150
1.000% due 03/25/2025 - 07/25/2025	123	122
1.100% due 01/25/2019 - 11/25/2024	163	163
3.870% due 01/01/2014	840	865
4.330% due 07/01/2014	144	149
4.340% due 03/01/2024	195	202
4.504% due 02/01/2014	40	42
4.524% due 02/10/2013	4,501	4,688
4.684% due 09/10/2014	3,543	3,686
4.750% due 07/01/2025	898	946
4.754% due 08/10/2014	155	162
4.770% due 04/01/2024	919	966
4.870% due 12/01/2024	1,750	1,874
4.890% due 12/01/2023	1,133	1,204
4.930% due 01/01/2024	2,253	2,375
4.950% due 03/01/2025	1,890	1,995
4.980% due 11/01/2023	8,327	8,719
5.090% due 10/01/2025	781	831
5.110% due 05/01/2017 - 08/01/2025	1,972	2,087
5.120% due 11/01/2017	179	192
5.130% due 09/01/2023	4,876	5,165
5.136% due 08/10/2013	368	388
5.160% due 02/01/2028	2,249	2,377
5.190% due 01/01/2017 - 07/01/2024	441	469
5.200% due 11/01/2015	307	324
5.230% due 11/01/2016	343	364
5.290% due 12/01/2027	75,241	80,863
5.310% due 05/01/2027	407	437
5.340% due 11/01/2021	5,623	5,976
5.370% due 09/01/2016	288	307
5.490% due 05/01/2028	26,888	28,946
5.680% due 06/01/2028	26,231	28,535
5.725% due 09/01/2018	49,113	52,705
5.780% due 08/01/2027	78	83
5.820% due 07/01/2027	3,324	3,643
5.902% due 02/10/2018	492	541
6.030% due 02/01/2012	3,024	3,185
6.070% due 07/01/2026	1,217	1,329
6.340% due 03/01/2021	8,905	9,638
6.344% due 08/01/2011	177	186
6.640% due 02/01/2011	699	728
6.700% due 12/01/2016	2,283	2,493
6.900% due 12/01/2020	2,774	3,028
6.950% due 11/01/2016	554	595
7.060% due 11/01/2019	462	504
7.150% due 03/01/2017	939	1,035
7.190% due 12/01/2019	81	88
7.220% due 11/01/2020	646	707
7.449% due 08/01/2010	3,495	3,559
7.500% due 04/01/2017	609	670

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.630% due 06/01/2020	$4,310	$4,735
7.700% due 07/01/2016	66	73

Tennessee Valley Authority
5.250% due 09/15/2039	98,000	97,270
6.790% due 05/23/2012	3,000	3,346

Vendee Mortgage Trust
0.443% due 06/15/2023 (b)	18,769	247
6.500% due 09/15/2024	13,363	13,878
6.810% due 01/15/2030	1,903	2,057
Total U.S. Government Agencies (Cost $31,256,394)		32,141,451

U.S. TREASURY OBLIGATIONS 7.6%

Treasury Inflation Protected Securities (i)
1.750% due 01/15/2028	25,856	24,530
2.000% due 01/15/2026	43,665	43,542
2.125% due 02/15/2040	60,145	59,788
2.375% due 01/15/2025	45,977	48,211
2.375% due 01/15/2027	37,603	39,257

U.S. Treasury Bonds
3.500% due 02/15/2039 (n)(o)	82,663	66,918
4.250% due 05/15/2039	286,773	265,803
4.375% due 02/15/2038	394,100	374,888
4.375% due 11/15/2039 (o)	192,968	182,536
4.500% due 05/15/2038 (n)	574,394	557,522
4.500% due 08/15/2039 (n)	402,521	388,873
5.375% due 02/15/2031	257,600	285,051
7.250% due 08/15/2022	500	650
7.500% due 11/15/2024	200	269
7.625% due 11/15/2022	600	804
7.875% due 02/15/2021	400	538
8.000% due 11/15/2021	100	136

U.S. Treasury Notes
0.750% due 11/30/2011 (n)(o)	5,778,289	5,772,199
0.875% due 01/31/2012	1,187,400	1,186,426
0.875% due 02/29/2012	536,100	535,158
1.000% due 10/31/2011 (o)	1,932,043	1,939,365
1.375% due 10/15/2012	500,233	501,015
1.375% due 11/15/2012	1,242,000	1,242,001
1.375% due 03/15/2013 (n)	274,900	273,353
2.250% due 05/31/2014	1,500	1,503
2.375% due 09/30/2014	1,600	1,601
2.375% due 02/28/2015	1,600	1,589
2.500% due 03/31/2015	8,000	7,980
3.250% due 03/31/2017	1,420,300	1,418,082
3.375% due 11/15/2019	800	772
3.500% due 02/15/2018	500	502
3.625% due 08/15/2019	612	605
3.625% due 02/15/2020 (n)	1,588,800	1,562,238

Total U.S. Treasury Obligations (Cost $16,932,638)		16,783,705

MORTGAGE-BACKED SECURITIES 3.9%

ABN AMRO Mortgage Corp.
5.500% due 01/25/2034	30	30

Adjustable Rate Mortgage Trust
5.343% due 11/25/2035	1,511	1,142
5.388% due 01/25/2036	5,314	4,539

American Home Mortgage Assets
0.419% due 05/25/2046	46,287	24,556
0.419% due 09/25/2046	18,932	10,001
0.439% due 10/25/2046	29,115	14,657
1.171% due 02/25/2047	20,424	9,730
1.391% due 11/25/2046	98,925	46,350

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Home Mortgage Investment Trust
2.229% due 02/25/2045	$64,440	$50,515
2.486% due 10/25/2034	7,247	5,998
4.985% due 09/25/2035	600	553
5.660% due 09/25/2045	14,209	11,411

Banc of America Commercial Mortgage, Inc.
3.878% due 09/11/2036	1,915	1,949
4.342% due 03/11/2041	681	690
4.772% due 07/11/2043	36,563	37,457
4.811% due 12/10/2042	10	10
5.381% due 01/15/2049	517	534
5.414% due 06/10/2039	460	483
5.414% due 09/10/2047	15,000	15,033
5.421% due 04/10/2049	110	114
5.451% due 01/15/2049	1,410	1,385
5.492% due 02/10/2051	25,000	23,775
5.611% due 05/10/2045	103	105
5.658% due 06/10/2049	14,050	12,685
5.689% due 04/10/2049	5,349	5,143
5.739% due 05/10/2045	29,000	30,085
5.744% due 02/10/2051	3,680	3,577
6.181% due 02/10/2051	24,070	24,181
9.073% due 10/11/2037	93	113

Banc of America Funding Corp.
0.519% due 05/20/2035	2,284	1,307
2.995% due 03/20/2035	3,835	3,554
3.030% due 05/25/2035	118,457	109,010
3.435% due 11/20/2034	2,277	1,781
4.484% due 02/20/2036	1,416	1,288
4.956% due 09/20/2034	3,976	4,010
5.250% due 09/20/2034	158	155
5.321% due 11/20/2035	5,490	3,626
5.729% due 05/20/2036	20,711	18,683
5.749% due 03/20/2036	3,473	2,416
5.753% due 10/25/2036	2,345	1,432
5.798% due 03/20/2036	974	734
5.837% due 01/25/2037	1,881	984
5.888% due 04/25/2037	5,600	3,546
5.920% due 10/20/2046	8,796	5,769
6.000% due 09/25/2036	18,597	14,667
6.030% due 01/20/2047	425	298

Banc of America Large Loan, Inc.
0.740% due 08/15/2029	2,023	1,768
5.898% due 02/15/2051	40,000	37,977

Banc of America Mortgage Securities, Inc.
3.179% due 02/25/2035	2,297	1,960
3.307% due 01/25/2035	5,217	4,625
3.913% due 05/25/2033	568	508
3.994% due 07/25/2033	389	363
4.090% due 07/25/2034	478	439
4.197% due 07/20/2032	1,427	1,257
4.604% due 12/25/2033	4,617	4,164
4.720% due 05/25/2035	14,800	11,562
4.977% due 07/25/2035	5,706	4,843
5.081% due 11/25/2035	3,162	2,579
5.197% due 11/25/2034	5,753	5,156
5.404% due 02/25/2036	4,923	3,896
5.500% due 11/25/2033	65	65
6.000% due 07/25/2046	3,000	2,385
6.500% due 10/25/2031	175	173
6.500% due 09/25/2033	8,446	8,651

BCAP LLC Trust
0.399% due 01/25/2037	100,023	51,423

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035	$465	$434
2.810% due 03/25/2035	12,989	12,162
2.918% due 04/25/2033	320	288
2.927% due 04/25/2033	3,338	3,150
2.934% due 03/25/2035	764	724
3.048% due 11/25/2030	4,888	4,355
3.107% due 11/25/2034	233	209
3.399% due 02/25/2033	96	82
3.408% due 05/25/2034	120	109
3.504% due 08/25/2033	88	83
3.537% due 02/25/2034	3,687	3,138
3.553% due 01/25/2034	10	10
3.558% due 01/25/2035	483	438
3.579% due 01/25/2034	18	15
3.605% due 11/25/2034	4,583	3,875
3.705% due 01/25/2034	2,387	2,133
3.727% due 09/25/2034	213	194
3.738% due 08/25/2035	11,586	8,040
3.799% due 05/25/2033	1,329	1,288
4.042% due 05/25/2034	39	37
4.138% due 07/25/2034	825	697
4.142% due 11/25/2034	5,974	5,344
4.330% due 10/25/2035	222,403	217,581
4.457% due 08/25/2033	396	376
4.601% due 10/25/2033	67	62
4.625% due 10/25/2035	3,102	2,736
4.625% due 02/25/2036	467	416
4.631% due 05/25/2034	41	37
4.978% due 01/25/2035	3,212	3,060
5.133% due 08/25/2035	91,600	85,247
5.287% due 02/25/2036	6,268	5,177
5.350% due 08/25/2035	34,201	30,342
5.382% due 04/25/2033	10,191	9,704
5.394% due 05/25/2047	49,358	34,282
5.453% due 04/25/2033	779	723
5.642% due 02/25/2033	6,792	6,651
5.726% due 02/25/2036	6,709	4,441

Bear Stearns Alt-A Trust
0.389% due 02/25/2034	6,202	4,665
0.429% due 02/25/2034	89	37
0.449% due 04/25/2035	3,630	1,920
0.449% due 12/25/2046	349	34
2.734% due 03/25/2035	31	22
3.033% due 12/25/2033	1,492	1,325
3.288% due 01/25/2035	6,086	4,479
3.429% due 10/25/2033	64	48
3.478% due 05/25/2035	143,553	102,279
3.543% due 09/25/2034	343	234
3.788% due 02/25/2034	7,971	6,842
5.158% due 09/25/2035	72,481	53,697
5.198% due 08/25/2036	9,100	2,705
5.599% due 11/25/2036	114	75
5.634% due 03/25/2036	3,425	1,574
5.646% due 11/25/2036	878	570
5.652% due 01/25/2036	29,591	16,682
5.663% due 02/25/2036	2,809	1,580
6.250% due 08/25/2036	179	85

Bear Stearns Commercial Mortgage Securities
0.340% due 03/15/2019	485	435
3.970% due 11/11/2035	72	73
4.980% due 02/11/2041	387	404
5.060% due 11/15/2016	1,269	1,283
5.116% due 02/11/2041	900	928

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.201% due 12/11/2038	$2,250	$2,252
5.331% due 02/11/2044	51,225	49,428
5.456% due 03/11/2039	13,650	14,157
5.468% due 06/11/2041	100	104
5.471% due 01/12/2045	30,150	30,750
5.593% due 06/11/2040	3,707	3,846
5.610% due 11/15/2033	1,770	1,843
5.694% due 09/11/2038	518	558
5.694% due 06/11/2050	48,340	47,910
5.700% due 06/11/2050	57,455	55,555
5.703% due 06/11/2050	1,300	1,351
5.719% due 06/11/2040	65,984	65,253
6.440% due 06/16/2030	133	133
6.480% due 02/15/2035	246	253
7.000% due 05/20/2030	24,399	26,385

Bear Stearns Mortgage Funding Trust
0.299% due 02/25/2037	115	113

Bear Stearns Mortgage Securities, Inc.
3.352% due 06/25/2030	81	79

Bear Stearns Structured Products, Inc.
5.603% due 01/26/2036	6,362	3,929
5.624% due 12/26/2046	6,298	3,874

Bella Vista Mortgage Trust
0.479% due 05/20/2045	69	39

CC Mortgage Funding Corp.
0.409% due 05/25/2036	4,320	2,361

Chase Mortgage Finance Corp.
4.905% due 02/25/2037	21,675	19,519
5.233% due 12/25/2035	25,325	21,021
5.424% due 03/25/2037	26,780	22,385
6.000% due 09/25/2036	275	218

Chaseflex Trust
5.500% due 06/25/2035	50	47

Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033	250	240
5.500% due 04/25/2037	7,542	6,656

Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	350	352
5.622% due 12/10/2049	162	170
5.699% due 12/10/2049	10,118	10,072
5.727% due 03/15/2049	425	446
6.095% due 12/10/2049	39,502	39,866

Citigroup Mortgage Loan Trust, Inc.
0.299% due 01/25/2037	1,376	1,182
1.029% due 08/25/2035	4,777	3,294
2.510% due 08/25/2035	2,532	2,267
2.760% due 10/25/2035	35,977	29,870
3.400% due 02/25/2034	7,172	6,450
3.438% due 12/25/2035	4,996	2,605
3.462% due 09/25/2034	1,860	1,665
4.098% due 08/25/2035	13,606	12,044
4.248% due 08/25/2035	81,618	72,301
4.584% due 08/25/2035	88,015	75,781
4.700% due 12/25/2035	61,770	56,648
5.629% due 07/25/2046	14,316	10,238
5.969% due 09/25/2037	95,289	64,982

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	94,870	91,967
5.363% due 01/15/2046	300	306
5.617% due 10/15/2048	3,515	3,601
5.886% due 11/15/2044	3,955	3,960

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	3,841	2,787

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	$408	$447

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	170	184

Commercial Mortgage Loan Trust
6.020% due 12/10/2049	58,150	57,250

Commercial Mortgage Pass-Through Certificates
0.448% due 02/05/2019	3,925	3,619
0.730% due 02/16/2034	16,405	15,923
0.730% due 07/16/2034	1,090	1,037
4.049% due 10/15/2037	33	33
5.306% due 12/10/2046	137,853	135,029
5.543% due 02/11/2017	7,500	7,278
5.816% due 12/10/2049	5,550	5,557

Community Program Loan Trust
4.500% due 10/01/2018	4,199	4,224
4.500% due 04/01/2029	26,000	23,552

Countrywide Alternative Loan Trust
0.309% due 09/20/2046	5	5
0.379% due 05/20/2046	1,245	1,187
0.399% due 01/25/2037	4,100	2,106
0.409% due 05/25/2047	5,737	3,016
0.419% due 09/25/2046	42,338	20,182
0.424% due 12/20/2046	116,315	60,181
0.429% due 05/25/2036	3,361	1,720
0.429% due 06/25/2037	22	11
0.439% due 05/25/2035	382	221
0.439% due 07/20/2046	51,603	20,412
0.439% due 07/25/2046	7,941	4,375
0.479% due 09/25/2046	1,000	104
0.479% due 10/25/2046	562	130
0.489% due 07/25/2046	800	28
0.499% due 05/25/2036	595	127
0.509% due 02/25/2037	5,671	3,128
0.579% due 09/25/2035	3,410	2,045
0.579% due 05/25/2037	442	222
1.471% due 12/25/2035	992	542
1.471% due 02/25/2036	1,358	744
1.571% due 08/25/2035	611	306
1.971% due 11/25/2035	2,959	1,628
2.511% due 11/25/2035	38	22
5.000% due 08/25/2019	960	917
5.000% due 01/25/2035	71	59
5.250% due 10/25/2033	41	41
5.250% due 06/25/2035	2,605	2,060
5.302% due 10/25/2035	4,074	3,255
5.750% due 03/25/2037	3,000	1,879
5.822% due 11/25/2035	3,418	2,027
5.849% due 02/25/2037	43,611	30,381
6.000% due 10/25/2032	1,932	1,705
6.000% due 10/25/2033	747	737
6.000% due 12/25/2033	27	26
6.000% due 02/25/2034	36	36
6.000% due 01/25/2037	17,195	11,062
6.000% due 02/25/2037	2,240	1,587
6.058% due 08/25/2036	1,140	1,125
6.250% due 12/25/2033	506	513
6.250% due 11/25/2036	2,694	1,754
6.250% due 08/25/2037	8,076	4,393
6.500% due 05/25/2036	9,827	5,552

Countrywide Home Loan Mortgage Pass-Through Trust
0.459% due 05/25/2035	18,332	10,666
0.519% due 04/25/2035	22,098	12,697
0.549% due 03/25/2035	648	370

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.559% due 02/25/2035	$1,649	$1,139
0.569% due 02/25/2035	22	15
0.569% due 06/25/2035	7,709	6,802
0.569% due 03/25/2036	943	274
0.579% due 02/25/2036	518	102
0.609% due 09/25/2034	42	26
0.629% due 08/25/2018	2,661	2,578
2.375% due 07/19/2031	27	24
3.323% due 10/19/2032	8	4
3.388% due 02/20/2035	2,190	1,862
3.510% due 11/25/2034	2,744	2,329
3.563% due 04/20/2035	24	21
3.578% due 06/20/2034	1,774	1,337
3.945% due 07/25/2034	5,826	5,399
3.968% due 08/25/2034	500	380
4.107% due 11/19/2033	1,811	1,718
5.000% due 11/25/2035	6,351	5,434
5.229% due 01/20/2035	5,548	5,114
5.250% due 02/20/2036	44,047	33,003
5.265% due 02/25/2047	3,014	1,788
5.307% due 04/25/2035	22,593	18,012
5.317% due 10/20/2035	3,552	2,480
5.380% due 03/25/2037	2,857	1,634
5.480% due 02/20/2036	888	589
5.500% due 10/25/2035	20,105	16,718
5.500% due 11/25/2035	23,353	13,617
5.531% due 04/20/2036	8,485	5,764
5.720% due 05/20/2036	5,310	3,020
5.750% due 02/25/2037	11,764	9,791
5.981% due 09/25/2047	9,026	6,457
6.000% due 10/25/2034	196	188
6.000% due 08/25/2037	42,774	35,852
6.250% due 09/25/2036	18,000	13,712
6.500% due 01/25/2034	507	485
6.500% due 11/25/2034	1,436	1,296
7.500% due 06/25/2035	493	465

Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 03/25/2032	660	547
2.118% due 05/25/2032	71	68
2.689% due 04/25/2034	32,351	30,430
3.169% due 07/25/2033	39	36
3.442% due 09/25/2034	884	810
3.483% due 08/25/2033	216	205
3.499% due 06/25/2032	32	28
4.106% due 12/15/2035	6,587	6,754
4.485% due 11/15/2036	1,866	1,893
4.495% due 05/25/2032	160	146
4.823% due 06/25/2032	15	13
5.435% due 09/15/2034	8,699	9,009
5.500% due 10/25/2035	5,678	4,854
6.000% due 11/25/2035	79	68
6.500% due 04/25/2033	1,794	1,768
7.170% due 05/17/2040	250	253
7.500% due 12/25/2032	4	4

Credit Suisse Mortgage Capital Certificates
1.481% due 11/28/2039	102,295	101,469
5.383% due 02/15/2040	4,200	3,769
5.467% due 09/15/2039	43,630	41,982
5.509% due 03/15/2017	40,150	36,350
5.579% due 04/25/2037	2,100	1,038
5.658% due 03/15/2039	14,987	14,735
5.658% due 06/10/2049	34,815	34,544

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.695% due 09/15/2040	$47,601	$44,345
5.863% due 02/25/2037	5,345	2,957

CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	4,011	2,299
5.720% due 09/25/2036	3,887	2,513
6.172% due 06/25/2036	4,810	2,573

CW Capital Cobalt Ltd.
5.484% due 04/15/2047	4,100	3,743

Deutsche ALT-A Securities, Inc.
0.299% due 12/25/2036	175	174
0.299% due 01/25/2047	44	43
0.319% due 08/25/2037	5,893	5,668
0.329% due 10/25/2036	14	5
0.379% due 02/25/2047	17,608	10,099
5.050% due 09/25/2035	8	8
5.500% due 12/25/2035	4,100	2,676
5.505% due 10/25/2035	13,045	9,152
5.869% due 10/25/2036	3,706	2,069
5.886% due 10/25/2036	3,706	2,009
6.005% due 10/25/2036	3,312	1,767
6.300% due 07/25/2036	3,981	2,115

DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (r)	201	174
8.000% due 03/25/2022	6	6

Downey Savings & Loan Association Mortgage Loan Trust
0.409% due 04/19/2048	5,367	1,710
2.539% due 07/19/2044	89	59

Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	14	14

First Horizon Alternative Mortgage Securities
0.729% due 06/25/2035	18,450	13,719
5.387% due 09/25/2035	10,841	7,827
6.250% due 08/25/2037	2,445	1,674

First Horizon Asset Securities, Inc.
2.916% due 12/25/2033	29	27
3.117% due 07/25/2033	21	19
5.119% due 06/25/2035	8,822	7,348
5.250% due 05/25/2021	3,640	3,094
5.250% due 03/25/2035	11,416	9,451
5.343% due 08/25/2035	6,069	5,401
5.452% due 09/25/2035	22,935	20,273
5.474% due 01/25/2037	236	188
5.500% due 01/25/2035	1,600	1,516
5.518% due 11/25/2034	13,457	12,828
6.439% due 10/25/2036	4,859	3,379

First Nationwide Trust
6.750% due 08/21/2031	828	729

First Republic Mortgage Loan Trust
0.530% due 08/15/2032	348	311
0.580% due 11/15/2031	195	167
0.630% due 11/15/2032	87	76
0.709% due 06/25/2030	1,763	1,607
0.730% due 11/15/2030	72	67

First Union National Bank Commercial Mortgage
6.141% due 02/12/2034	182	191

First Union National Bank-Bank of America Commercial Mortgage Trust
6.136% due 03/15/2033	4,994	5,090

Fund America Investors Corp. II
2.771% due 06/25/2023	187	180
5.774% due 06/25/2023	2	2

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GE Capital Commercial Mortgage Corp.
0.497% due 06/10/2048 (b)	$2,999	$31
4.229% due 12/10/2037	9,602	9,723
6.496% due 01/15/2033	1,827	1,868

GMAC Commercial Mortgage Securities, Inc.
5.301% due 08/10/2038	3,325	3,433
5.713% due 10/15/2038	600	635
6.957% due 09/15/2035	1,855	1,891
7.455% due 08/16/2033	784	786

GMAC Mortgage Corp. Loan Trust
0.696% due 12/25/2033	375	364
4.057% due 06/25/2034	5,146	4,329
4.514% due 06/25/2034	91	83
5.167% due 05/25/2035	6,997	5,927

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	261	261
8.950% due 08/20/2017	29	32

Government Lease Trust
4.000% due 05/18/2011	44,915	46,238
6.480% due 05/18/2011	2,897	2,961

Greenpoint Mortgage Funding Trust
0.309% due 10/25/2046	874	793
0.309% due 01/25/2047	963	884
0.429% due 10/25/2046	1,000	86
0.429% due 12/25/2046	900	141
0.449% due 06/25/2045	623	372
0.499% due 04/25/2036	706	168
0.499% due 11/25/2045	618	345
0.569% due 10/25/2046	900	100

Greenwich Capital Commercial Funding Corp.
4.022% due 01/05/2036	31	31
4.799% due 08/10/2042	2,600	2,586
5.224% due 04/10/2037	27,908	28,064
5.381% due 03/10/2039	630	649
5.444% due 03/10/2039	85,456	83,228

GS Mortgage Securities Corp. II
0.318% due 03/06/2020	5,046	4,871
0.588% due 05/03/2018	100	100
4.761% due 07/10/2039	225	223
5.479% due 11/10/2039	160	165
5.506% due 04/10/2038	125	127
5.560% due 11/10/2039	35,665	35,359
5.805% due 08/10/2045	133,980	124,378
6.044% due 08/15/2018	4,916	5,074
6.615% due 02/14/2016	1,800	1,887
6.624% due 05/03/2018	56,100	58,948

GSMPS Mortgage Loan Trust
7.500% due 06/25/2043	6,069	5,904

GSR Mortgage Loan Trust
0.579% due 01/25/2034	80	65
2.060% due 03/25/2033	72	70
2.954% due 09/25/2035	78,865	72,825
3.008% due 09/25/2035	47,140	45,496
3.238% due 04/25/2035	12,483	10,819
3.272% due 12/25/2034	2,147	1,690
3.402% due 04/25/2036	179	136
3.688% due 06/25/2034	59	52
3.991% due 11/25/2035	9,727	8,273
4.547% due 09/25/2035	12,900	9,512
4.808% due 05/25/2035	48,113	39,284
5.123% due 01/25/2036	538	441
5.219% due 11/25/2035	165,699	152,240
5.340% due 11/25/2035	10,177	8,522
5.500% due 03/25/2035	150	121

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 02/25/2036	$4,000	$3,045
6.000% due 03/25/2032	63	63
6.000% due 01/25/2037	51,794	46,448
6.000% due 03/25/2037	40,829	35,017
6.000% due 05/25/2037	30,682	27,420
6.500% due 09/25/2036	13,388	10,773

GSRPM Mortgage Loan Trust
0.929% due 01/25/2032	1,137	1,010

Harborview Mortgage Loan Trust
0.319% due 01/19/2038	40	40
0.359% due 04/19/2038	29,722	15,818
0.379% due 01/25/2047	7,439	4,132
0.409% due 07/19/2046	49,202	25,848
0.419% due 07/21/2036	7,940	4,321
0.419% due 01/19/2038	9,023	4,999
0.429% due 09/19/2046	10,995	5,926
0.449% due 05/19/2035	412	245
0.469% due 03/19/2036	18,283	10,185
0.569% due 06/20/2035	1,768	1,343
0.579% due 01/19/2035	3,680	2,003
0.599% due 02/19/2034	10	8
1.229% due 11/25/2047	4,782	2,954
3.588% due 06/19/2034	9,761	7,988
3.605% due 05/19/2033	137	131
4.154% due 07/19/2035	259	206
4.880% due 07/19/2035	1,075	779
5.826% due 08/19/2036	7,109	4,565

Homebanc Mortgage Trust
0.409% due 12/25/2036	3,788	2,557
5.802% due 04/25/2037	9,837	7,350
5.837% due 04/25/2037	4,100	2,180

Impac CMB Trust
0.989% due 10/25/2033	10	7
1.229% due 07/25/2033	1,715	1,534
5.265% due 09/25/2034	599	470

Impac Secured Assets CMN Owner Trust
0.309% due 01/25/2037	190	185
0.319% due 11/25/2036	3,961	3,396

Indymac ARM Trust
2.463% due 01/25/2032	599	435
2.503% due 01/25/2032	212	151
2.947% due 08/25/2031	480	438

Indymac IMSC Mortgage Loan Trust
0.409% due 07/25/2047	17,769	8,385

Indymac INDA Mortgage Loan Trust
4.993% due 01/25/2036	29,161	24,182
5.849% due 08/25/2036	4,100	2,655

Indymac INDB Mortgage Loan Trust
0.529% due 11/25/2035	1,396	619

Indymac Index Mortgage Loan Trust
0.319% due 11/25/2046	1,213	1,195
0.419% due 09/25/2046	31,191	16,219
0.429% due 11/25/2046	1,106	233
0.429% due 06/25/2047	16,242	8,063
0.469% due 07/25/2035	4,708	2,733
0.529% due 06/25/2037	2,760	1,024
1.009% due 05/25/2034	32	21
2.948% due 12/25/2034	2,576	1,865
3.025% due 01/25/2036	13,559	8,453
3.552% due 01/25/2035	323	235
5.000% due 08/25/2035	3,589	2,569
5.099% due 09/25/2035	3,600	2,714
5.202% due 01/25/2036	1,841	1,389
5.221% due 09/25/2035	1,883	1,066

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.245% due 09/25/2035	$1,495	$384
5.270% due 06/25/2035	3,050	2,205
5.281% due 10/25/2035	1,694	1,283
5.368% due 04/25/2037	19,336	10,138
5.683% due 06/25/2036	2,900	2,120
5.686% due 04/25/2037	43,836	25,193

Jamaica Housing Development
3.104% due 10/01/2018	5,807	5,564

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	853	772

JPMorgan Chase Commercial Mortgage Securities Corp.
0.026% due 01/12/2043 (b)	12,628	7
4.372% due 10/12/2037	493	504
4.393% due 07/12/2037	31	32
4.575% due 07/15/2042	2,271	2,270
4.824% due 09/12/2037	16,300	16,608
4.851% due 08/15/2042	36	36
5.050% due 12/12/2034	10,000	10,510
5.273% due 02/12/2051	22	23
5.336% due 05/15/2047	201,156	196,423
5.399% due 05/15/2045	2,235	2,235
5.420% due 01/15/2049	67,884	65,495
5.429% due 12/12/2043	500	503
5.440% due 06/12/2047	56,285	55,091
5.729% due 02/12/2049	4,250	4,354
5.746% due 02/12/2049	79,566	79,189
5.794% due 02/12/2051	4,595	4,591
5.818% due 06/15/2049	40,845	39,233
5.832% due 04/15/2045	569	573
5.857% due 10/12/2035	2,020	2,113
5.874% due 04/15/2045	43,365	44,827
5.882% due 02/15/2051	33,040	32,353
6.244% due 04/15/2035	5	5

JPMorgan Commercial Mortgage Finance Corp.
7.371% due 08/15/2032	45	45

JPMorgan Mortgage Trust
3.442% due 07/25/2035	2,931	2,720
3.534% due 02/25/2036	7,781	7,093
4.400% due 11/25/2033	82	80
4.799% due 02/25/2034	4,029	3,974
4.857% due 04/25/2035	1,568	1,505
4.957% due 08/25/2035	11,547	9,766
4.974% due 10/25/2035	33,255	27,517
5.005% due 07/25/2035	36,181	33,977
5.016% due 02/25/2035	6,907	6,842
5.118% due 10/25/2035	26,445	21,160
5.307% due 02/25/2036	34,346	25,692
5.366% due 08/25/2035	12,068	10,571
5.404% due 11/25/2035	2,675	2,384
5.500% due 10/25/2035	2,361	1,921
5.677% due 04/25/2036	42,955	39,510
5.678% due 04/25/2036	9,854	7,658
5.750% due 01/25/2036	18,319	15,762
5.765% due 04/25/2037	98	86
5.981% due 10/25/2036	18,179	14,775
6.044% due 10/25/2036	79,112	64,331
6.500% due 07/25/2036	16,255	13,410

LB Commercial Conduit Mortgage Trust
5.951% due 07/15/2044	23,694	22,922

LB Mortgage Trust
8.440% due 01/20/2017	9,841	9,763

LB-UBS Commercial Mortgage Trust
4.553% due 07/15/2030	50	50
4.563% due 09/15/2026	7,450	7,676

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.568% due 01/15/2031	$390	$396
5.372% due 09/15/2039	20,900	21,287
5.424% due 02/15/2040	75,816	73,551
5.430% due 02/15/2040	71,868	69,267
5.661% due 03/15/2039	16,790	17,213
5.866% due 09/15/2045	6,110	6,024
5.882% due 06/15/2038	2,516	2,646
6.133% due 12/15/2030	1,150	1,213
6.365% due 12/15/2028	694	725
6.510% due 12/15/2026	1,416	1,442
6.653% due 11/15/2027	35	36
7.370% due 08/15/2026	131	132

Luminent Mortgage Trust
0.399% due 12/25/2036	24,637	13,067
0.409% due 12/25/2036	10,861	5,365
0.429% due 10/25/2046	8,138	4,578

MASTR Adjustable Rate Mortgages Trust
0.439% due 04/25/2046	14,492	7,700
0.469% due 05/25/2037	3,153	1,549
0.529% due 05/25/2047	1,000	158
3.034% due 10/25/2032	2,733	2,670
3.097% due 11/21/2034	11,700	10,327
3.148% due 05/25/2034	237	212
3.615% due 12/25/2033	698	581
4.104% due 07/25/2035	5,852	4,428

MASTR Alternative Loans Trust
0.629% due 11/25/2033	801	766
0.629% due 03/25/2036	14,199	5,434

MASTR Asset Securitization Trust
5.500% due 09/25/2033	3,132	3,207
5.750% due 05/25/2036	24,375	19,606

MASTR Seasoned Securities Trust
6.216% due 09/25/2017	12,918	12,891
6.500% due 08/25/2032	28,347	28,537

Mellon Residential Funding Corp.
0.580% due 11/15/2031	15,754	14,855
0.670% due 12/15/2030	3,397	3,066
0.712% due 06/15/2030	4,951	4,174
1.110% due 11/15/2031	247	168
2.610% due 10/20/2029	8,911	8,436

Merrill Lynch Alternative Note Asset
0.529% due 03/25/2037	5,435	2,360
5.442% due 06/25/2037	4,031	2,225

Merrill Lynch Countrywide Commercial Mortgage Trust
0.768% due 07/09/2021	33,900	29,630
5.172% due 12/12/2049	10,430	10,106
5.378% due 08/12/2048	4,000	3,559
5.485% due 03/12/2051	33,790	31,038
5.700% due 09/12/2049	56,900	53,738
5.747% due 06/12/2050	29,150	26,769
5.957% due 08/12/2049	33,200	32,922

Merrill Lynch Floating Trust
0.300% due 06/15/2022	996	911

Merrill Lynch Mortgage Investors, Inc.
0.439% due 02/25/2036	71	51
0.479% due 08/25/2036	1,747	1,127
1.934% due 12/25/2032	394	370
2.801% due 02/25/2035	4,260	3,897
3.051% due 05/25/2033	1,349	1,268
3.122% due 08/25/2034	4,089	3,896
3.169% due 02/25/2034	36	34
3.366% due 02/25/2033	68	60
4.864% due 06/25/2035	15,199	13,163
5.023% due 05/25/2033	20	19

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.371% due 09/25/2035	$51,145	$44,473
6.720% due 11/15/2026	16	17
7.062% due 12/15/2030	2,805	3,004

Merrill Lynch Mortgage Trust
0.151% due 11/12/2035 (b)	2,608	4

Merrill Lynch Mortgage-Backed Securities Trust
5.784% due 04/25/2037	18,688	13,945

MLCC Mortgage Investors, Inc.
0.479% due 11/25/2035	2,391	1,741
0.559% due 11/25/2029	932	760
0.889% due 06/25/2028	3,483	3,126
1.229% due 10/25/2035	1,955	1,567
2.040% due 01/25/2029	687	643
2.726% due 02/25/2036	13,196	9,950
3.012% due 04/25/2035	1,418	1,259
4.250% due 10/25/2035	112,232	102,848

Morgan Stanley Capital I
0.289% due 10/15/2020	50,798	46,771
3.270% due 05/15/2040	365	366
5.332% due 12/15/2043	41,870	42,163
5.364% due 03/15/2044	2,500	2,430
5.386% due 03/12/2044	700	728
5.447% due 02/12/2044	530	506
5.569% due 12/15/2044	26,700	23,993
5.692% due 04/15/2049	58,600	53,848
5.809% due 12/12/2049	107,810	106,195
5.880% due 06/11/2049	35,809	35,425

Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	26,500	27,531
5.500% due 04/25/2017	22	22
5.720% due 12/18/2032	751	765
6.660% due 02/15/2033	5,662	5,803

Morgan Stanley Mortgage Loan Trust
0.539% due 01/25/2035	29	19
5.352% due 06/25/2036	5,336	4,607
5.701% due 02/25/2047	4,100	2,027
6.312% due 06/25/2036	33,274	17,450

Morgan Stanley Re-REMIC Trust
5.841% due 08/12/2045	52,000	52,551

New York Mortgage Trust, Inc.
5.582% due 05/25/2036	37,756	27,658

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	306	209
5.514% due 02/25/2036	1,532	729
5.820% due 03/25/2047	3,300	2,661
6.138% due 03/25/2047	3,000	2,450
7.000% due 02/19/2030	2,360	2,293

Ocwen Residential MBS Corp.
7.000% due 10/25/2040	222	25

Opteum Mortgage Acceptance Corp.
0.489% due 07/25/2035	2,517	2,224

Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	26	29

Paine Webber CMO Trust
8.625% due 09/01/2018	2	3
1359.500% due 08/01/2019 (b)	0	2

Prime Mortgage Trust
0.629% due 02/25/2019	1,322	1,256
0.629% due 02/25/2034	9,278	8,440
5.000% due 02/25/2019	54	55

Provident Funding Mortgage Loan Trust
2.847% due 04/25/2034	9,607	9,429
3.333% due 10/25/2035	9,268	7,722

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Prudential Mortgage Capital Co. II LLC
7.306% due 10/06/2015	$8,000	$8,159

Prudential Securities Secured Financing Corp.
7.502% due 06/16/2031	1,200	1,204

Prudential-Bache CMO Trust
8.400% due 03/20/2021	124	126

RBSCF Trust
5.223% due 08/16/2048	41,077	40,974
5.331% due 02/16/2044	21,173	21,215
5.336% due 05/16/2047	29,124	29,197
5.902% due 02/16/2051	27,211	25,905

Regal Trust IV
2.759% due 09/29/2031	963	906

Resecuritization Mortgage Trust
0.479% due 04/26/2021	1	1

Residential Accredit Loans, Inc.
0.409% due 06/25/2046	151,635	56,456
0.479% due 08/25/2037	12,900	6,808
0.534% due 09/25/2046	500	78
0.559% due 03/25/2037	3,367	1,294
0.629% due 01/25/2033	74	63
0.879% due 07/25/2033	276	243
2.214% due 08/25/2035	2,266	1,276
5.665% due 09/25/2035	2,671	1,802
5.714% due 02/25/2036	2,894	1,609
6.000% due 06/25/2036	197	107

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	846	845
8.500% due 10/25/2031	624	620

Residential Asset Securitization Trust
0.629% due 01/25/2046	32,122	14,478
0.679% due 12/25/2036	1,076	382
5.500% due 07/25/2035	2,545	1,944
5.750% due 02/25/2036	2,383	1,634
6.250% due 10/25/2036	1,675	933

Residential Funding Mortgage Securities I
0.629% due 07/25/2018	355	289
5.200% due 09/25/2035	302	217
5.250% due 03/25/2034	265	263
5.500% due 12/25/2034	1,600	1,458
6.000% due 06/25/2036	5,930	4,781
6.500% due 03/25/2032	629	634

Salomon Brothers Mortgage Securities VII, Inc.
0.729% due 05/25/2032	155	127
3.357% due 12/25/2030	120	111
4.865% due 03/18/2036	80	83
5.045% due 03/18/2036	40	40

Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	179	200

Sears Mortgage Securities
12.000% due 02/25/2014	41	41

Securitized Asset Sales, Inc.
3.848% due 11/26/2023	117	105

Sequoia Mortgage Trust
0.429% due 07/20/2036	133	109
0.579% due 10/19/2026	303	229
0.579% due 07/20/2033	660	529
0.609% due 10/20/2027	443	365
0.889% due 06/20/2033	56	45
2.964% due 04/20/2035	34,721	31,857
3.132% due 01/20/2047	7,289	5,425

Sovereign Commercial Mortgage Securities Trust
5.784% due 07/22/2030	1,191	1,226

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
0.449% due 05/25/2037	$395	$232
0.469% due 06/25/2035	1,445	1,033
1.871% due 01/25/2035	237	112
2.756% due 03/25/2034	1,828	1,653
2.760% due 02/25/2034	1,726	1,473
2.781% due 02/25/2034	415	361
2.817% due 01/25/2035	536	451
2.825% due 04/25/2034	6,520	5,380
2.828% due 08/25/2034	677	610
2.851% due 07/25/2034	502	415
5.139% due 08/25/2035	45	33
5.190% due 12/25/2034	307	267
5.210% due 09/25/2034	2,077	1,842
5.233% due 05/25/2036	4,100	2,622
5.347% due 11/25/2035	1,851	1,208
5.366% due 06/25/2035	5,374	3,688
5.369% due 09/25/2036	4,100	2,191
5.450% due 01/25/2036	8,057	6,680
5.486% due 07/25/2035	2,321	1,956
5.950% due 02/25/2036	3,083	2,222
6.000% due 03/25/2036	2,931	2,130
6.000% due 10/25/2037	2,547	1,285

Structured Asset Mortgage Investments, Inc.
0.299% due 08/25/2036	478	475
0.329% due 09/25/2047	806	789
0.359% due 03/25/2037	2,232	1,188
0.399% due 03/25/2037	45	14
0.419% due 06/25/2036	1,782	955
0.419% due 07/25/2046	52,300	27,669
0.439% due 04/25/2036	169	92
0.439% due 08/25/2036	5,008	2,783
0.439% due 05/25/2046	218	105
0.449% due 05/25/2036	68	35
0.449% due 05/25/2046	17,640	8,738
0.449% due 09/25/2047	300	95
0.459% due 05/25/2045	193	122
0.479% due 07/19/2035	776	610
0.489% due 05/25/2046	572	129
0.529% due 08/25/2036	1,100	224
0.539% due 12/25/2035	8,868	4,773
0.559% due 10/19/2034	1,097	964
0.579% due 03/19/2034	16	14
0.809% due 07/19/2034	38	31
0.889% due 09/19/2032	9,822	8,246
1.069% due 10/19/2033	1,073	883
4.148% due 05/25/2022	1,393	1,305
5.244% due 04/30/2030	1	1
5.450% due 08/25/2036	23,640	12,286

Structured Asset Securities Corp.
0.279% due 05/25/2036	340	326
2.595% due 01/25/2032	2,169	2,095
2.703% due 01/25/2034	8,832	6,803
2.743% due 05/25/2032	273	242
2.768% due 07/25/2032	857	560
2.920% due 02/25/2032	1,690	1,321
3.183% due 10/25/2035	681	574
5.250% due 12/25/2034	6,828	6,697
5.331% due 03/25/2033	6,844	6,700
8.361% due 04/15/2027	58	57

Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	37	37

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TBW Mortgage-Backed Pass-Through Certificates
0.339% due 01/25/2037	$1,833	$1,632
5.630% due 01/25/2037	1,578	748
5.970% due 09/25/2036	5,799	3,082
6.014% due 07/25/2037	3,300	1,409
6.500% due 07/25/2036	13,291	8,174

Thornburg Mortgage Securities Trust
0.339% due 11/25/2046	452	441
0.349% due 10/25/2046	19,756	19,280
0.361% due 06/25/2037	1,762	1,726
3.856% due 10/25/2043	1,379	1,292

Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	3,941
6.800% due 01/25/2028	26	25

Wachovia Bank Commercial Mortgage Trust
0.310% due 06/15/2020	6,369	5,627
0.322% due 09/15/2021	15,602	13,932
0.404% due 06/15/2049	184,300	102,707
5.090% due 07/15/2042	90	94
5.215% due 01/15/2041	450	462
5.308% due 11/15/2048	41,805	41,558
5.342% due 12/15/2043	194,250	168,931
5.416% due 01/15/2045	16,615	16,749
5.509% due 04/15/2047	58,608	53,120
5.678% due 05/15/2046	16,665	16,068
5.705% due 05/15/2043	50	52
5.740% due 05/15/2043	655	678
5.740% due 06/15/2049	365	370

Wachovia Mortgage Loan Trust LLC
5.453% due 10/20/2035	4,484	3,797
6.036% due 03/20/2037	14,759	12,446

WaMu Mortgage Pass-Through Certificates
0.449% due 07/25/2046	619	164
0.459% due 04/25/2045	572	457
0.489% due 11/25/2045	5,213	4,009
0.499% due 12/25/2045	58	45
0.519% due 10/25/2045	37,181	28,721
0.539% due 01/25/2045	1,028	796
0.549% due 01/25/2045	701	542
0.620% due 11/25/2034	1,411	973
0.639% due 11/25/2045	800	453
0.639% due 12/25/2045	800	457
0.740% due 11/25/2034	1,456	907
0.769% due 12/25/2027	4,356	3,790
0.869% due 12/25/2027	21,749	17,390
1.171% due 02/25/2047	57,161	30,238
1.171% due 03/25/2047	50,493	29,557
1.211% due 01/25/2047	24,198	12,803
1.231% due 04/25/2047	33,762	20,467
1.281% due 07/25/2047	1,261	731
1.291% due 12/25/2046	21,747	12,029
1.451% due 06/25/2046	42,697	26,908
1.471% due 02/25/2046	133	101
1.471% due 08/25/2046	447	265
1.671% due 11/25/2042	205	150
1.760% due 05/25/2041	28	25
1.871% due 06/25/2042	1,584	1,234
1.871% due 08/25/2042	202	144
1.971% due 11/25/2046	3,232	2,089
2.385% due 03/25/2033	60	55
2.772% due 01/25/2033	492	454
2.784% due 03/25/2034	569	528
2.883% due 09/25/2033	483	479
2.884% due 06/25/2033	10,914	10,391

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.953% due 08/25/2034	$141	$132
3.078% due 02/27/2034	1,117	1,059
3.328% due 05/25/2046	2,945	1,866
3.328% due 09/25/2046	63	39
3.328% due 10/25/2046	30,976	20,495
3.328% due 12/25/2046	6,153	3,380
4.642% due 05/25/2035	78,209	66,456
4.792% due 09/25/2035	35,575	28,831
4.819% due 10/25/2035	71	66
4.888% due 08/25/2035	3,453	3,367
5.077% due 12/25/2035	14,040	10,796
5.266% due 01/25/2037	15,212	11,291
5.276% due 03/25/2037	22,108	18,158
5.313% due 03/25/2037	104,675	89,801
5.396% due 02/25/2037	57,059	40,186
5.448% due 04/25/2037	10,506	7,144
5.558% due 12/25/2036	32,879	23,022
5.562% due 12/25/2036	9,491	6,850
5.638% due 05/25/2037	24,821	16,570
5.677% due 02/25/2037	28,662	20,780
5.798% due 03/25/2037	13,153	11,337
5.828% due 02/25/2037	37,420	25,731
5.921% due 09/25/2036	16,259	12,733
6.000% due 07/25/2034	1,129	1,020

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.241% due 04/25/2047	1,027	277
1.441% due 05/25/2046	10,844	5,461
6.268% due 07/25/2036	2,309	1,084

Washington Mutual MSC Mortgage Pass-Through Certificates
2.780% due 05/25/2033	240	207
2.862% due 02/25/2031	63	55
3.058% due 01/25/2035	952	814
3.134% due 06/25/2033	9,625	8,641
3.666% due 02/25/2033	75	60
6.500% due 06/25/2032	11	12

Wells Fargo Mortgage-Backed Securities Trust
0.729% due 07/25/2037	7,922	4,963
2.923% due 03/25/2036	6,127	4,311
3.049% due 07/25/2035	92,632	81,150
3.091% due 12/25/2034	3,517	3,422
3.097% due 09/25/2034	22,912	22,598
3.131% due 04/25/2036	120	102
3.170% due 05/25/2035	4,562	4,335
3.417% due 10/25/2035	795	766
3.514% due 05/25/2035	9,411	8,677
3.564% due 10/25/2035	2,564	2,183
4.500% due 11/25/2018	79	80
4.580% due 12/25/2033	10,997	10,726
4.596% due 01/25/2034	5,574	5,614
4.607% due 06/25/2035	6,136	6,034
4.687% due 12/25/2033	1,158	1,166
4.709% due 07/25/2034	161	158
4.943% due 01/25/2035	206	201
4.950% due 03/25/2036	202,020	178,047
4.986% due 03/25/2036	22,314	18,497
4.998% due 10/25/2035	31,602	27,612
4.999% due 10/25/2035	26,748	22,207
5.110% due 03/25/2036	72,118	66,339
5.252% due 10/25/2035	14,243	13,275
5.500% due 03/25/2036	6,228	5,286
5.750% due 04/25/2037	12,497	10,174
5.754% due 04/25/2036	1,661	512

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.959% due 09/25/2036	$13,901	$10,174
6.000% due 04/25/2037	2,000	1,642
6.000% due 08/25/2037	33,870	27,703

Total Mortgage-Backed Securities (Cost $9,011,148)		8,681,665

ASSET-BACKED SECURITIES 1.2%

Access Group, Inc.
1.549% due 10/27/2025	10,153	10,495

Accredited Mortgage Loan Trust
0.279% due 02/25/2037	1,971	1,954
4.980% due 10/25/2033	4,260	2,786

ACE Securities Corp.
0.279% due 12/25/2036	113	101
0.289% due 10/25/2036	48	30

AFC Home Equity Loan Trust
0.939% due 12/22/2027	11	5

American Express Credit Account Master Trust
0.230% due 01/15/2013	1,210	1,210

Ameriquest Mortgage Securities, Inc.
0.459% due 11/25/2035	397	352
0.659% due 10/25/2033	38	36

Amortizing Residential Collateral Trust
0.499% due 06/25/2032	229	168
0.809% due 07/25/2032	66	61
0.929% due 10/25/2031	139	114

Argent Securities, Inc.
0.429% due 10/25/2035	3,432	3,092

Asset-Backed Funding Certificates
0.289% due 11/25/2036	23	23
0.289% due 01/25/2037	114	112
0.579% due 06/25/2034	1,681	1,293
0.659% due 12/25/2030	2,536	2,187

Asset-Backed Securities Corp. Home Equity
0.309% due 05/25/2037	4,787	3,267
0.504% due 09/25/2034	130	110
0.719% due 07/25/2035	5,000	4,762

BA Credit Card Trust
0.240% due 02/15/2013	100	100
0.260% due 11/15/2013	19,860	19,767
0.930% due 12/15/2014	150	151

Bank of America Auto Trust
1.700% due 12/15/2011	155,879	156,466

Bank One Issuance Trust
0.480% due 05/16/2016	500	499

Bay View Auto Trust
5.010% due 06/25/2014	3	3

Bear Stearns Asset-Backed Securities Trust
0.269% due 02/25/2037	2,794	2,683
0.279% due 11/25/2036	901	847
0.289% due 01/25/2037	712	663
0.299% due 12/25/2036	5,471	4,982
0.309% due 10/25/2036	100	91
0.319% due 06/25/2047	33	31
0.339% due 11/25/2036	1,239	838
0.379% due 01/25/2037	16,806	13,441
0.419% due 01/25/2047	305	274
0.629% due 10/27/2032	1,961	1,576
0.679% due 03/25/2043	20	20
0.729% due 11/25/2042	679	599
0.766% due 07/25/2035	4,533	4,389
0.869% due 12/25/2034	8	6
0.889% due 10/25/2032	5,398	4,791
1.229% due 10/25/2037	650	429

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.865% due 06/25/2043	$2,030	$1,810
4.281% due 10/25/2036	369	263
4.323% due 07/25/2036	358	229

BNC Mortgage Loan Trust
0.329% due 05/25/2037	1,113	984

Capital Auto Receivables Asset Trust
1.680% due 10/15/2012	42,200	42,556

Carrington Mortgage Loan Trust
0.279% due 10/25/2036	453	443
0.279% due 01/25/2037	228	218
0.329% due 06/25/2037	1,776	1,564
0.549% due 10/25/2035	1,794	1,686

Cendant Mortgage Corp.
5.983% due 07/25/2043	270	270

Chase Funding Mortgage Loan Asset-Backed Certificates
0.729% due 03/25/2032	1	1
0.869% due 08/25/2032	1,237	1,118
0.969% due 10/25/2032	79	62
4.499% due 11/25/2034	40	38

Chase Issuance Trust
0.230% due 04/16/2012	800	800
0.270% due 10/15/2012	600	600
0.270% due 04/15/2013	30,000	29,971
4.230% due 01/15/2013	190	191
4.550% due 03/15/2013	10	10
5.120% due 10/15/2014	100	108

Citibank Credit Card Issuance Trust
4.850% due 04/22/2015	125	135

Citigroup Mortgage Loan Trust, Inc.
0.269% due 12/25/2036	58	54
0.289% due 05/25/2037	8,969	8,068
0.289% due 07/25/2045	9,067	6,855
0.299% due 12/25/2036	81	81
0.299% due 05/25/2037	16,588	12,341
0.329% due 10/25/2036	2,163	2,143
5.764% due 01/25/2037	2,583	1,370

Conseco Finance
0.681% due 05/15/2032	145	134

Conseco Finance Securitizations Corp.
6.681% due 12/01/2033	202	200

Conseco Financial Corp.
6.240% due 12/01/2028	115	107
6.870% due 04/01/2030	724	685
7.140% due 01/15/2029	66	69

Countrywide Asset-Backed Certificates
0.279% due 05/25/2037	4,840	4,761
0.279% due 07/25/2037	1,376	1,325
0.279% due 08/25/2037	23,979	23,109
0.279% due 05/25/2047	194	189
0.279% due 06/25/2047	2,356	2,276
0.299% due 06/25/2047	265	253
0.309% due 06/25/2037	6,506	6,272
0.309% due 10/25/2047	785	742
0.319% due 06/25/2037	671	632
0.339% due 10/25/2046	932	912
0.389% due 02/25/2036	1,058	1,026
0.409% due 09/25/2036	7,067	5,588
0.569% due 12/25/2036	106	43
0.709% due 12/25/2031	2	1
0.969% due 05/25/2032	15	12

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse First Boston Mortgage Securities Corp.
0.849% due 01/25/2032	$653	$474
0.929% due 07/25/2032	52	34
0.969% due 08/25/2032	1,982	1,402
1.029% due 05/25/2043	2,000	1,564

Credit-Based Asset Servicing & Securitization LLC
0.289% due 11/25/2036	873	662
0.299% due 01/25/2037	57	26
0.349% due 07/25/2037	1,530	1,178
1.329% due 04/25/2032	424	332
4.831% due 08/25/2035	161	158
6.280% due 05/25/2035	2,159	1,740

Daimler Chrysler Auto Trust
1.158% due 07/08/2011	11	11
1.708% due 09/10/2012	6,140	6,187
5.000% due 02/08/2012	36	36

Delta Funding Home Equity Loan Trust
1.050% due 09/15/2029	210	106

Denver Arena Trust
6.940% due 11/15/2019	3,025	2,730

Discover Card Master Trust I
0.605% due 10/16/2013	400	400

Educational Services of America, Inc.
1.100% due 07/25/2023	83,605	83,424

Equity One ABS, Inc.
0.789% due 11/25/2032	149	120

Equivantage Home Equity Loan Trust
7.300% due 10/25/2025	1	1

Fifth Third Auto Trust
4.810% due 01/15/2013	135	140

First Alliance Mortgage Loan Trust
0.989% due 03/20/2031	593	467

First Franklin Mortgage Loan Asset-Backed Certificates
0.269% due 01/25/2038	134	133
0.279% due 10/25/2036	2,489	2,422
0.279% due 11/25/2036	1,902	1,860
0.279% due 03/25/2037	867	834
0.299% due 12/25/2036	2,624	2,510
0.319% due 07/25/2036	13,254	12,723
0.599% due 12/25/2034	285	283

First NLC Trust
0.299% due 08/25/2037	2,596	1,791

FMAC Loan Receivables Trust
6.500% due 09/15/2020 (a)	14	9
7.900% due 04/15/2019	14	13

Ford Credit Auto Lease Trust
2.600% due 05/15/2011	142	143

Ford Credit Auto Owner Trust
1.650% due 06/15/2012	66	67
2.000% due 12/15/2011	65,585	65,826
4.950% due 03/15/2013	25	26
5.150% due 11/15/2011	52	53

Franklin Auto Trust
1.809% due 06/20/2012	28,900	29,072

Fremont Home Loan Trust
0.279% due 10/25/2036	1,561	1,526
0.289% due 01/25/2037	423	339
0.339% due 02/25/2036	267	264

GE-WMC Mortgage Securities LLC
0.269% due 08/25/2036	15	5

Greenpoint Manufactured Housing
7.270% due 06/15/2029	505	370

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAA Trust
0.529% due 03/25/2037	$6,137	$3,055
0.529% due 05/25/2047	1,000	574

GSAMP Trust
0.299% due 12/25/2036	914	600
0.319% due 11/25/2035	714	93
1.079% due 02/25/2047	122,289	92,529

Gulf Stream - Sextant CLO Ltd.
0.481% due 08/21/2020	10,000	9,098

HFC Home Equity Loan Asset-Backed Certificates
0.379% due 03/20/2036	8,611	7,997
0.499% due 01/20/2035	885	741
0.519% due 01/20/2034	18,892	16,813
0.579% due 09/20/2033	670	593

Home Equity Asset Trust
0.289% due 05/25/2037	8,408	8,108
0.829% due 11/25/2032	154	64

Honda Auto Receivables Owner Trust
1.500% due 08/15/2011	225	226

HSBC Asset Loan Obligation
0.289% due 12/25/2036	1,091	898

HSI Asset Securitization Corp. Trust
0.279% due 10/25/2036	2,132	1,458
0.279% due 12/25/2036	15,227	11,780
0.289% due 05/25/2037	95	87

IMC Home Equity Loan Trust
4.932% due 07/25/2026	67	67
7.310% due 11/20/2028	29	28
7.500% due 04/25/2026	28	28
7.520% due 08/20/2028	26	26

Indymac Residential Asset-Backed Trust
0.309% due 07/25/2037	319	312

JPMorgan Mortgage Acquisition Corp.
0.279% due 07/25/2036	919	909
0.279% due 10/25/2036	2,907	2,767
0.279% due 05/25/2037	1,557	1,399
0.289% due 03/25/2047	3,737	2,616
0.309% due 08/25/2036	534	176
0.309% due 03/25/2037	90	84
0.319% due 10/25/2036	219	203

LA Arena Funding LLC
7.656% due 12/15/2026	227	214

Lehman ABS Mortgage Loan Trust
0.319% due 06/25/2037	7,450	3,243

Lehman XS Trust
0.309% due 11/25/2046	56	55

Long Beach Mortgage Loan Trust
0.509% due 10/25/2034	4,946	4,183

Massachusetts Educational Financing Authority
1.199% due 04/25/2038	3,894	3,886

MASTR Asset-Backed Securities Trust
0.279% due 01/25/2037	175	58
0.289% due 11/25/2036	356	354
0.309% due 05/25/2037	96	92
0.529% due 05/25/2037	41,140	31,935

MBNA Credit Card Master Note Trust
0.270% due 11/15/2012	200	200
4.100% due 10/15/2012	70	70

Merrill Lynch First Franklin Mortgage Loan Trust
0.289% due 07/25/2037	2,821	2,764

Merrill Lynch Mortgage Investors, Inc.
0.299% due 07/25/2037	2,921	2,805
0.349% due 02/25/2037	2,993	1,820

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mesa Trust Asset-Backed Certificates
0.629% due 12/25/2031	$1,682	$1,388

Mid-State Trust
6.005% due 08/15/2037	13	12
6.340% due 10/15/2036	19,332	17,345
7.340% due 07/01/2035	1,132	1,124
7.791% due 03/15/2038	3,905	3,510
8.330% due 04/01/2030	14,118	14,302

Morgan Stanley ABS Capital I
0.269% due 10/25/2036	41	40
0.279% due 07/25/2036	435	180
0.279% due 09/25/2036	575	574
0.279% due 10/25/2036	15	15
0.279% due 11/25/2036	630	617
0.289% due 05/25/2037	781	654
0.329% due 11/25/2036	5,000	4,013
0.729% due 03/25/2033	2,512	1,902
1.029% due 07/25/2037	16,884	15,384

Morgan Stanley Home Equity Loan Trust
0.279% due 12/25/2036	6,653	6,446

Morgan Stanley IXIS Real Estate Capital Trust
0.279% due 11/25/2036	42	41
0.339% due 11/25/2036	200	92

Morgan Stanley Mortgage Loan Trust
0.299% due 01/25/2047	70	59
0.459% due 02/25/2037	1,536	614
0.589% due 04/25/2037	6,974	2,712
5.726% due 10/25/2036	2,730	1,501
5.750% due 11/25/2036	2,938	1,565
5.750% due 04/25/2037	2,237	1,703
6.000% due 07/25/2047	2,444	1,769

Mountain Capital CLO Ltd.
0.665% due 02/15/2016	95,865	88,644

MPC Natural Gas Funding Trust
6.200% due 03/15/2013	2,090	2,163

Nationstar Home Equity Loan Trust
0.289% due 03/25/2037	2,942	2,921
0.349% due 04/25/2037	855	811

Nelnet Student Loan Trust
0.779% due 04/27/2015	107	107
0.949% due 07/25/2018	10,000	10,113
1.179% due 10/25/2019	5,000	5,108

New Century Home Equity Loan Trust
0.489% due 06/25/2035	810	742
0.499% due 09/25/2035	17,103	16,354

Nissan Auto Receivables Owner Trust
4.280% due 06/16/2014	50	52

Option One Mortgage Loan Trust
0.279% due 01/25/2037	6	5
0.289% due 07/25/2037	60	58
0.319% due 04/25/2037	1,838	1,792

Park Place Securities, Inc.
0.489% due 09/25/2035	247	214
0.541% due 10/25/2034	184	178

Popular ABS Mortgage Pass-Through Trust
0.319% due 01/25/2037	259	248
0.319% due 06/25/2047	20,591	18,467

Primus CLO Ltd.
0.484% due 07/15/2021	483	435

Renaissance Home Equity Loan Trust
0.589% due 11/25/2034	107	86
0.729% due 12/25/2033	396	317
0.929% due 08/25/2032	104	74
5.565% due 02/25/2036	18	17

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Mortgage Products, Inc.
0.329% due 08/25/2046	$48	$47
0.629% due 06/25/2047	1,700	639
5.072% due 04/25/2034	4,489	3,977

Residential Asset Securities Corp.
0.299% due 02/25/2037	16	16
0.729% due 07/25/2032	6	3

Residential Mortgage Loan Trust
1.750% due 09/25/2029	13	12

SACO I, Inc.
0.289% due 05/25/2036	3,878	2,881
0.439% due 03/25/2036	258	47
0.479% due 12/25/2035	197	44

Salomon Brothers Mortgage Securities VII, Inc.
0.789% due 09/25/2028	1,281	988
0.829% due 03/25/2032	223	221

Saxon Asset Securities Trust
0.749% due 08/25/2032	182	174

SBI HELOC Trust
0.399% due 08/25/2036	205	197

Securitized Asset-Backed Receivables LLC Trust
0.269% due 01/25/2037	75	72
0.289% due 12/25/2036	403	153
0.359% due 05/25/2037	2,104	1,465

Security National Mortgage Loan Trust
0.519% due 10/25/2036	3,932	3,872

SLC Student Loan Trust
1.157% due 06/15/2021	4,300	4,336

SLM Student Loan Trust
0.229% due 04/25/2014	147	147
0.249% due 04/25/2017	531	531
0.249% due 07/25/2017	4,800	4,759
0.339% due 10/25/2022	2,700	2,677
0.359% due 04/25/2017	971	970
0.399% due 01/25/2017	151	151
0.579% due 01/25/2022	12,000	11,812
0.649% due 10/27/2014	462	462
0.749% due 10/27/2014	30	30
0.749% due 10/25/2017	32,500	32,643
0.799% due 10/25/2017	150	151
0.899% due 04/25/2019	700	704
0.999% due 01/25/2019	40,000	40,526
1.149% due 07/25/2023	700	723
1.349% due 10/25/2016	2,000	2,034
1.349% due 07/25/2023	5,000	5,088
1.457% due 12/15/2033	30,800	31,439
1.549% due 01/25/2018	1,490	1,539
1.749% due 04/25/2023	1,196,727	1,239,089
1.949% due 07/25/2023	2,100	2,225

Soundview Home Equity Loan Trust
0.289% due 11/25/2036	1,873	1,123
0.309% due 06/25/2037	1,313	1,109
0.529% due 11/25/2035	17	15

South Carolina Student Loan Corp.
0.752% due 09/02/2014	271	271
0.802% due 03/01/2018	2,900	2,911
1.002% due 03/02/2020	700	704
1.252% due 09/03/2024	600	611

Specialty Underwriting & Residential Finance
0.289% due 01/25/2038	1,818	1,416
0.329% due 11/25/2037	2,926	2,154
0.909% due 01/25/2034	23	17

Stony Hill CDO III Ltd.
0.896% due 10/15/2013	5,168	4,906

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Investment Loan Trust
0.279% due 07/25/2036	$222	$210
0.929% due 04/25/2033	2,194	1,807

Structured Asset Securities Corp.
0.279% due 09/25/2036	9	9
0.279% due 10/25/2036	153	152
0.309% due 01/25/2037	7,986	7,782
0.329% due 01/25/2037	172	115
0.379% due 05/25/2037	2,351	1,864
0.519% due 01/25/2033	5,429	4,782
0.529% due 06/25/2035	6,649	2,770
0.629% due 05/25/2034	22	18
4.900% due 04/25/2035	25,657	19,300
4.910% due 06/25/2033	77	57

Truman Capital Mortgage Loan Trust
0.569% due 01/25/2034	22	21

UPFC Auto Receivables Trust
5.490% due 05/15/2012	7	7

WaMu Asset-Backed Certificates
0.279% due 01/25/2037	6,085	4,884

Wells Fargo Home Equity Trust
0.329% due 07/25/2036	344	342
0.329% due 03/25/2037	45	44
0.469% due 10/25/2035	13	13
0.479% due 12/25/2035	24,563	24,040

WMC Mortgage Loan Pass-Through Certificates
0.910% due 05/15/2030	2,131	1,960
1.130% due 10/15/2029	325	318

Total Asset-Backed Securities (Cost $2,559,168)		2,552,622

SOVEREIGN ISSUES 0.4%

Banque Centrale de Tunisie
7.375% due 04/25/2012	4,220	4,668

Belgium Government International Bond
9.200% due 06/28/2010	900	916

Brazil Government International Bond
6.000% due 01/17/2017	1,000	1,092

Chile Government International Bond
5.500% due 01/15/2013	50	55

China Development Bank Corp.
5.000% due 10/15/2015	24,200	25,931

China Government International Bond
4.750% due 10/29/2013	50	54

Colombia Government International Bond
8.125% due 05/21/2024	10	12
8.250% due 12/22/2014	10	12

Croatia Government International Bond
1.250% due 07/30/2010	43	43

Export-Import Bank of China
4.875% due 07/21/2015	28,300	30,076

Export-Import Bank of Korea
0.471% due 10/04/2011	88,600	88,752
5.875% due 01/14/2015	560	605
8.125% due 01/21/2014	23,000	26,703

Hydro Quebec
0.750% due 09/29/2049	5,600	3,968

Indonesia Government International Bond
7.250% due 04/20/2015	37	42

Israel Government International Bond
5.500% due 11/09/2016	57	63

Korea Development Bank
4.625% due 09/16/2010	3,570	3,614
8.000% due 01/23/2014	800	923

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Korea Expressway Corp.
5.125% due 05/20/2015		$100	$105

Korea Government Bond
4.875% due 09/22/2014		103	110

Malaysia Government International Bond
7.500% due 07/15/2011		100	108

Mexico Government International Bond
5.950% due 03/19/2019		96,500	104,702
6.050% due 01/11/2040		135,200	135,538
6.750% due 09/27/2034		317	350
7.500% due 04/08/2033		650	778
8.125% due 12/30/2019		25	31

Poland Government International Bond
5.000% due 10/19/2015		100	106
6.250% due 07/03/2012		47	51
6.375% due 07/15/2019		36	40

Province of Ontario Canada
5.450% due 04/27/2016		800	883

Province of Quebec Canada
4.625% due 05/14/2018		1,000	1,045

Qatar Government International Bond
4.000% due 01/20/2015		85,000	86,998
5.250% due 01/20/2020		85,000	88,655
6.400% due 01/20/2040		110,000	115,500

Russia Government International Bond
7.500% due 03/31/2030		88	101

Societe Financement de l’Economie Francaise
0.451% due 07/16/2012		1,000	1,005
3.375% due 05/05/2014		79,400	82,463

South Africa Government International Bond
5.875% due 05/30/2022		100	103
6.500% due 06/02/2014		27,000	29,869

Total Sovereign Issues (Cost $805,585)			836,070

FOREIGN CURRENCY-DENOMINATED ISSUES 5.4%

Abbey National Sterling Capital PLC
11.500% due 01/04/2017	GBP	200	398

American Express Credit Corp.
5.375% due 10/01/2014		250	396
6.625% due 09/24/2012		100	164

American General Finance Corp.
4.125% due 11/29/2013	EUR	11,950	13,485
4.625% due 06/22/2011		18,530	23,966

American International Group, Inc.
0.506% due 10/22/2012	JPY	5,000,000	47,747
0.580% due 03/23/2012	SEK	20,000	2,473
0.820% due 04/26/2011	EUR	18,750	24,832
0.855% due 07/19/2013		16,600	19,973
1.400% due 04/03/2012	JPY	4,000,000	37,779
1.490% due 12/21/2011		11,900,000	119,949
2.875% due 06/20/2011	CHF	15,000	14,172
4.000% due 09/20/2011	EUR	42,200	57,210
4.875% due 03/15/2067		32,350	28,838
4.900% due 06/02/2014	CAD	8,900	8,149
5.000% due 04/26/2023	GBP	3,100	3,679
5.750% due 03/15/2067		43,050	43,117
5.950% due 10/04/2010		5,000	7,588
8.000% due 05/22/2068	EUR	57,400	63,766
8.625% due 05/22/2068	GBP	258,350	324,418

ASB Finance Ltd.
0.712% due 02/13/2012	EUR	700	921

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ASIF III Jersey Ltd.
4.750% due 09/11/2013	EUR	17,479	$23,450
5.500% due 03/07/2011		17,329	23,808

Australia & New Zealand Banking Group Ltd.
4.750% due 12/07/2018	GBP	300	470

BAC Capital Trust VII
5.250% due 08/10/2035		58,950	64,185

Banco Santander Totta S.A.
0.933% due 12/09/2015	EUR	100	137

Bank of America Corp.
0.706% due 02/02/2011	GBP	20,000	29,911
4.000% due 03/28/2018	EUR	3,550	4,614
4.607% due 02/14/2017	AUD	11,000	8,650
4.750% due 05/23/2017	EUR	11,000	14,463
4.750% due 05/06/2019		3,000	3,990
5.250% due 11/09/2016	GBP	100	149
5.500% due 12/04/2019		500	758
6.125% due 09/15/2021		200	314
7.000% due 06/15/2016	EUR	8,250	12,652

Bank of Scotland PLC
3.750% due 07/26/2010		9,300	12,641
5.625% due 05/23/2013		6,400	9,170
7.281% due 05/29/2049	GBP	50	61
7.286% due 05/29/2049		50	60

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	2,600	3,519

Barclays Bank PLC
3.500% due 03/18/2015		200	271
4.875% due 08/13/2019		200	280
5.250% due 05/27/2014		50	73
5.750% due 08/17/2021	GBP	550	873
6.000% due 01/23/2018	EUR	900	1,309
7.500% due 12/29/2049		350	474
14.000% due 11/29/2049	GBP	309,800	615,154

Bauhaus Securities Ltd.
0.985% due 10/30/2052	EUR	10	13

Bear Stearns Cos. LLC
0.969% due 07/27/2012		24,000	31,976
1.540% due 11/30/2011	JPY	2,000,000	21,680

BNP Paribas
5.954% due 07/29/2049	GBP	450	621

BPCE S.A.
6.117% due 10/29/2049	EUR	300	330

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	6,048,428	3,313,279
10.000% due 01/01/2013		190,000	104,534
10.000% due 01/01/2017		1,647,854	832,973

BTMU Curacao Holdings NV
1.116% due 11/29/2049	JPY	1,000,000	10,636
3.500% due 04/19/2015	EUR	800	1,081

Caixa d’Estalvis de Catalunya
5.000% due 05/19/2010		100	136

Canada Government Bond
2.000% due 12/01/2014	CAD	1,419,700	1,349,242
2.500% due 06/01/2015		400,000	386,239
3.500% due 06/01/2020		67,000	65,076
3.750% due 09/01/2011		1,250	1,272
4.500% due 06/01/2015		212,600	225,405
5.500% due 06/01/2010		1,250	1,241

Canada Housing Trust No. 1
3.750% due 03/15/2020		35,000	34,010

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	900	977

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup, Inc.
0.795% due 03/05/2014	EUR	20,000	$25,345
0.867% due 06/28/2013		10,600	13,611
3.625% due 11/30/2017		1,650	2,059
4.250% due 02/25/2030		60,000	64,381
4.750% due 05/31/2017		11,500	14,547
4.750% due 02/10/2019		20,975	26,819
5.000% due 08/02/2019		100	134
5.125% due 12/12/2018	GBP	450	617
5.875% due 07/01/2024		10,150	13,721
6.393% due 03/06/2023	EUR	70,100	104,706
6.400% due 03/27/2013		8,000	11,766

Countrywide Financial Corp.
1.061% due 11/23/2010		50,640	68,951

Credit Agricole S.A.
5.136% due 12/29/2049	GBP	250	323
7.589% due 01/29/2049		150	223

Danske Bank A/S
4.878% due 05/29/2049	EUR	8,000	9,265
5.684% due 12/29/2049	GBP	17,100	21,732

DnB NOR Bank ASA
0.835% due 09/28/2015	EUR	150	199
6.012% due 03/29/2049	GBP	100	145
7.250% due 06/23/2020		50	86

EMF-NL
1.480% due 04/17/2041	EUR	10,200	10,597
1.680% due 10/17/2041		35,000	37,544

European Bank for Reconstruction & Development
6.000% due 02/14/2012	RUB	7,000	243

European Investment Bank
1.250% due 09/20/2012	JPY	44,700	489

Eurosail PLC
1.430% due 10/17/2040	EUR	6,241	7,327

FCE Bank PLC
7.125% due 01/16/2012		21,200	29,421
7.875% due 02/15/2011	GBP	3,000	4,672

Ford Auto Securitization Trust
3.396% due 11/15/2011	CAD	63,086	62,954

Fortis Bank Nederland NV
1.246% due 06/10/2011	EUR	500	676
3.000% due 04/17/2012		100	139

Fortis Bank S.A.
4.625% due 10/29/2049		300	354

France Government Bond
3.500% due 04/25/2020		76,900	104,594
4.000% due 10/25/2038		700	947
5.750% due 10/25/2032		100	171

France Treasury Notes
2.500% due 01/15/2015		357,600	488,346

Gaz Capital S.A.
5.875% due 06/01/2015		20,000	28,674

GE Capital UK Funding
5.875% due 11/04/2020	GBP	200	319
6.000% due 04/11/2013		84	138
8.000% due 01/14/2039		300	590

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	10,200	11,159
5.375% due 12/18/2040	GBP	200	289
5.500% due 09/15/2066		150	197
5.500% due 09/15/2067	EUR	171,850	200,775
6.500% due 09/15/2067	GBP	4,500	6,056

General Motors Acceptance Corp. of Canada Ltd.
6.000% due 05/23/2012	EUR	19,065	25,881

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GMAC, Inc.
5.375% due 06/06/2011	EUR	5,000	$6,821

Goldman Sachs Group, Inc.
0.963% due 11/15/2014		200	257
0.965% due 02/04/2013		12,100	15,804
1.011% due 05/23/2016		5,000	6,219
1.013% due 05/18/2015		19,740	25,079
1.015% due 01/30/2017		38,200	46,846
1.162% due 08/12/2015		50,000	62,976
4.750% due 01/28/2014		1,800	2,547
5.375% due 02/15/2013		400	577
6.375% due 05/02/2018		13,400	20,233

Green Valley Ltd.
4.292% due 01/10/2011		2,350	3,172

Grohe Holding GmbH
3.559% due 01/15/2014		600	733

Grosvenor Place CLO BV
1.236% due 03/28/2023		127,000	150,015

HBOS PLC
0.843% due 03/21/2017		700	765

HSBC Holdings PLC
6.375% due 10/18/2022	GBP	400	647
6.500% due 05/20/2024		350	587

ING Bank NV
6.875% due 05/29/2023		250	407

Inter-American Development Bank
5.750% due 12/22/2010	AUD	1,950	1,801

International Bank for Reconstruction & Development
5.750% due 06/25/2010	RUB	10,000	346

International Lease Finance Corp.
1.037% due 08/15/2011	EUR	35,150	44,881
1.150% due 07/06/2010		28,000	37,672

Intesa Sanpaolo SpA
5.500% due 12/19/2016	GBP	80	125
8.047% due 06/29/2049	EUR	19,700	27,473

Italy Buoni Poliennali Del Tesoro
4.250% due 03/01/2020		72,000	100,706

John Hancock Global Funding II
2.050% due 06/08/2010	JPY	1,250,000	13,367

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	5,400	7,251
5.375% due 09/28/2016	GBP	250	395

JPMorgan Chase & Co.
0.957% due 09/26/2013	EUR	36,675	48,449

KeyBank N.A.
0.785% due 11/21/2011		59,600	76,591

KeyCorp
0.860% due 11/22/2010		23,795	31,014

LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	2,600	3,492

LBG Capital No.2 PLC
8.875% due 02/07/2020	EUR	5,000	6,382
9.334% due 02/07/2020	GBP	15,916	23,186

LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	1,200	1,684

Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 (a)	JPY	900,000	1,877
1.150% due 10/26/2010 (a)		300,000	618
1.690% due 06/05/2012 (a)		600,000	1,284
2.500% due 10/13/2010 (a)	CHF	6,380	1,407
4.850% due 09/03/2013 (a)(r)	CAD	15,770	2,467
5.163% due 10/25/2011 (a)	EUR	500	154
5.316% due 04/05/2011 (a)		615	190

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 01/25/2013 (a)	GBP	10,650	$4,081
6.375% due 05/10/2011 (a)	EUR	1,000	314
7.875% due 05/08/2018 (a)	GBP	8,650	3,347

Lighthouse International Co. S.A.
8.000% due 04/30/2014	EUR	600	575

Lloyds TSB Bank PLC
0.803% due 06/09/2011		1,300	1,759
6.375% due 04/15/2014	GBP	300	487
6.750% due 10/24/2018		200	325
7.500% due 04/15/2024		300	505

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	185,900	252,588

Manpower, Inc.
4.750% due 06/14/2013		45,500	62,992

Merrill Lynch & Co., Inc.
0.959% due 05/30/2014		4,600	5,799
1.060% due 03/22/2011		7,800	10,388
1.124% due 07/22/2014		5,000	6,321
7.750% due 04/30/2018	GBP	850	1,459

Metropolitan Life Global Funding I
2.000% due 09/14/2011	CHF	20,000	19,158
5.250% due 01/09/2014	GBP	150	241

Morgan Stanley
0.959% due 11/29/2013	EUR	6,600	8,394
0.977% due 07/20/2012		10,400	13,625
0.988% due 03/01/2013		22,500	29,060
1.065% due 05/02/2014		10,000	12,724
1.089% due 04/13/2016		17,619	21,520
2.000% due 11/17/2011	CHF	20,000	19,093
4.550% due 03/01/2013	AUD	1,200	1,055
5.125% due 11/30/2015	GBP	50	78
6.500% due 04/15/2011	EUR	400	563
7.500% due 04/11/2011	GBP	250	397

Motors Liquidation Co.
8.375% due 07/05/2033 (a)	EUR	20,000	10,197

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049		2,700	3,246

MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	16,610	22,938

National Australia Bank Ltd.
5.125% due 12/09/2021		100	152
6.750% due 06/26/2023	EUR	150	234

Nationwide Building Society
3.750% due 01/20/2015		350	471
5.625% due 09/09/2019	GBP	200	309

Netherlands Government Bond
3.750% due 07/15/2014	EUR	200	290

New Zealand Government Bond
6.000% due 11/15/2011	NZD	820	603

Newgate Funding PLC
1.206% due 12/15/2050	GBP	90,274	130,210
1.250% due 12/15/2050	EUR	103,300	113,786

NIBC Bank NV
3.625% due 12/19/2011		100	141

Nordea Bank Finland ABP
6.250% due 07/29/2049	GBP	150	227

Nordic Telephone Co. Holdings ApS
6.165% due 05/01/2016	EUR	89	121

Norinchukin Finance Ltd.
5.625% due 09/28/2016	GBP	25,000	38,928

Norway Government Bond
4.250% due 05/19/2017	NOK	2,150	379
6.500% due 05/15/2013		4,000	748

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Life Global Funding
2.750% due 05/15/2012	CHF	27,790	$27,674

Principal Financial Global Funding LLC
2.375% due 02/28/2012		20,745	19,561
2.375% due 01/24/2013		5,000	4,720

Province of Ontario Canada
5.850% due 03/08/2033	CAD	140,000	157,352
6.200% due 06/02/2031		5,000	5,842
6.500% due 03/08/2029		25,000	29,930
7.600% due 06/02/2027		20,000	26,255

Rabobank Nederland NV
4.750% due 01/15/2018	EUR	350	511

Republic of Germany
5.625% due 01/04/2028		2,500	4,188
6.250% due 01/04/2030		3,500	6,323

Royal Bank of Scotland Group PLC
4.556% due 04/06/2011	GBP	2,346	3,365
5.750% due 05/21/2014	EUR	250	358
6.200% due 03/29/2049	GBP	15,000	18,335
6.375% due 04/29/2014		100	161
6.625% due 09/17/2018		250	396
6.666% due 12/31/2049	CAD	800	561
7.092% due 10/29/2049	EUR	2,700	2,297
7.500% due 04/29/2024	GBP	150	249

Saecure BV
0.811% due 05/25/2036	EUR	467	621

Santander Issuances S.A. Unipersonal
5.375% due 05/19/2016	GBP	100	155
6.532% due 10/24/2017		100	160
7.300% due 07/27/2019		250	412

SLM Corp.
0.563% due 06/15/2010	SEK	175,000	23,684
0.650% due 10/25/2011		24,500	3,092
0.850% due 12/15/2010	EUR	77,464	102,796
0.913% due 11/15/2011		17,800	22,839
1.020% due 04/26/2011		25,914	33,951
1.090% due 12/15/2010	JPY	3,500,000	36,011
3.125% due 09/17/2012	EUR	16,113	20,675
4.750% due 03/17/2014		38,300	48,497
4.800% due 02/13/2014 (r)	HKD	74,000	8,559
4.875% due 12/17/2012	GBP	22,000	32,133
6.000% due 05/10/2012	AUD	10,000	8,335

Societe Financement de l’Economie Francaise
2.125% due 05/20/2012	EUR	100	138

Societe Generale
5.750% due 03/29/2049	GBP	150	217
7.756% due 05/29/2049	EUR	2,700	3,665
8.875% due 06/29/2049	GBP	200	311

Sumitomo Mitsui Banking Corp.
1.078% due 12/31/2049	JPY	1,100,000	11,729
1.268% due 06/02/2049		1,000,000	10,617

SunTrust Bank
0.768% due 06/22/2012	GBP	5,000	7,017
0.822% due 12/20/2011	EUR	68,200	87,131

Swedbank AB
3.125% due 03/04/2013		350	479

Sweden Government Bond
5.500% due 10/08/2012	SEK	1,550	235

UBS AG
0.811% due 11/17/2015	EUR	300	395
4.280% due 04/29/2049		200	224
5.250% due 06/21/2021	GBP	200	301
6.375% due 07/20/2016		150	247

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UniCredit SpA
5.000% due 02/01/2016	GBP	200	$290
6.700% due 06/05/2018	EUR	2,100	3,085

VTB Capital S.A.
8.250% due 06/30/2011		1,130	1,614

Wachovia Bank N.A.
6.000% due 05/23/2013		11,500	17,043

Wachovia Corp.
0.765% due 08/01/2011		22,800	30,373
0.812% due 02/13/2014		41,900	54,465
4.875% due 11/29/2035	GBP	300	377

Wells Fargo & Co.
0.909% due 03/23/2016	EUR	3,600	4,586

Westpac Banking Corp.
0.879% due 11/26/2015		100	133
5.000% due 10/21/2019	GBP	250	384

Total Foreign Currency-Denominated Issues (Cost $11,411,016)			11,917,738

		SHARES
COMMON STOCKS 0.1%
Royal Bank of Scotland Group PLC (f)		152,458,242	101,796

Total Common Stocks (Cost $88,885)			101,796

CONVERTIBLE PREFERRED SECURITIES 0.0%

American International Group, Inc.
8.500% due 08/01/2011		446,800	4,566

Motors Liquidation Co.
5.250% due 03/06/2032		8,212,560	71,038
6.250% due 07/15/2033		475,440	4,113

Total Convertible Preferred Securities (Cost $31,482)			79,717

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 43.4%

CERTIFICATES OF DEPOSIT 0.3%

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.220% due 04/15/2010		$167,000	167,000

Barclays Bank PLC
1.109% due 03/22/2011		163,000	162,922

Credit Agricole S.A.
0.286% due 06/29/2010		43,140	43,136

Rabobank Nederland NV
0.198% due 04/07/2010		80,000	80,001

Royal Bank of Scotland Group PLC
0.829% due 07/19/2010		210,900	210,900

Svenska Handelsbanken AB
0.190% due 04/06/2010		100,000	100,000

			763,959

COMMERCIAL PAPER 11.6%

Banco Bilbao Vizcaya Argentaria S.A.
0.200% due 04/15/2010		500,000	499,961
0.280% due 06/22/2010		495,500	495,188

Bank of America Corp.
0.170% due 04/05/2010		425,000	424,992
0.180% due 04/05/2010		300,000	299,994

Bank of Nova Scotia
0.160% due 04/06/2010		500,000	499,989
0.165% due 04/01/2010		260,500	260,500
0.170% due 04/01/2010		200,000	200,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barclays U.S. Funding LLC
0.150% due 04/07/2010	$500,000	$499,988
0.169% due 04/01/2010	700	700
0.200% due 04/01/2010	500,000	500,000
0.260% due 06/15/2010	500,000	499,720

BNP Paribas Finance, Inc.
0.180% due 04/01/2010	500,000	500,000
0.190% due 04/12/2010	1,000	1,000
0.210% due 04/15/2010	300,000	299,976

Citigroup Funding, Inc.
0.190% due 04/07/2010	150,000	149,995
0.200% due 04/09/2010	150,000	149,993
0.210% due 04/13/2010	220,000	219,985
0.250% due 04/27/2010	250,000	249,955

Dexia Credit Local S.A.
0.210% due 04/01/2010	1,000,000	1,000,000

DnB NOR Bank ASA
0.165% due 04/06/2010	500,000	499,989
0.170% due 04/06/2010	310,000	309,993

Fannie Mae
0.150% due 06/21/2010	500,000	499,899
0.150% due 05/26/2010	3,000	2,999
0.150% due 06/03/2010	50,000	49,992
0.160% due 06/14/2010	58,800	58,789
0.180% due 05/17/2010	172,000	171,960
0.181% due 06/23/2010	100,000	99,979
0.220% due 08/02/2010	557,000	556,620
0.279% due 09/15/2010	50,000	49,947

Federal Home Loan Bank
0.057% due 04/01/2010	560,300	560,300
0.080% due 04/06/2010	419,000	418,995
0.101% due 04/09/2010	300,000	299,991
0.140% due 04/05/2010	43,850	43,850
0.145% due 05/21/2010	66,880	66,863
0.185% due 06/25/2010	136,000	135,971

Freddie Mac
0.000% due 05/10/2010	80	80
0.123% due 04/01/2010	2,977	2,977
0.150% due 05/24/2010	82,082	82,064
0.180% due 06/09/2010	13,400	13,398
0.200% due 07/01/2010	100,000	99,960
0.230% due 08/03/2010	80,000	79,945

GDF Suez
0.220% due 04/22/2010	24,000	23,997
0.220% due 04/28/2010	125,000	124,979

Groupe BPCE
0.210% due 04/06/2010	100,000	99,997
0.215% due 04/22/2010	250,000	249,969
0.250% due 04/19/2010	40,525	40,520
0.250% due 05/10/2010	1,000	1,000
0.265% due 06/09/2010	139,000	138,932
0.290% due 06/09/2010	85,000	84,959

HSBC Americas, Inc.
0.160% due 04/05/2010	50,000	49,999
0.200% due 05/17/2010	100,000	99,974

ING Funding LLC
0.180% due 04/06/2010	100,000	99,997
0.200% due 04/07/2010	250,000	249,992
0.220% due 04/15/2010	250,000	249,979
0.220% due 05/06/2010	900	900

Intesa Sanpaolo SpA
0.160% due 04/01/2010	500,000	500,000
0.180% due 04/06/2010	500,000	499,987

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase & Co.
0.070% due 04/01/2010	$500,000	$500,000

Nordea North America, Inc.
0.170% due 04/08/2010	499,000	498,983
0.190% due 04/08/2010	1,000	1,000
0.190% due 04/13/2010	365,000	364,977
0.190% due 04/14/2010	165,000	164,989
0.200% due 04/02/2010	23,000	23,000

Rabobank USA Financial Corp.
0.100% due 04/01/2010	2,000,000	2,000,000
0.170% due 04/01/2010	2,000,000	2,000,000

Royal Bank of Scotland Group PLC
0.210% due 04/15/2010	400,000	399,967

Royal Park Investments S.A.
0.205% due 04/27/2010	150,000	149,978
0.210% due 04/20/2010	200,000	199,978
0.220% due 05/11/2010	165,000	164,960

Société de Prise de Participation de l’Etat
0.175% due 05/11/2010	300,000	299,942
0.205% due 05/18/2010	245,000	244,934

Societe Generale N.A.
0.150% due 04/01/2010	1,000,000	1,000,000
0.180% due 04/06/2010	500,000	499,987
0.200% due 04/06/2010	250,000	249,993
0.210% due 04/15/2010	350,000	349,971
0.215% due 05/18/2010	100,000	99,972

Standard Chartered Bank N.A.
0.250% due 04/05/2010	239,250	239,243

Straight-A Funding LLC
0.160% due 04/05/2010	60,341	60,340
0.170% due 04/16/2010	55,428	55,424
0.190% due 05/12/2010	85,247	85,228
0.210% due 06/07/2010	552,144	551,873
0.220% due 06/07/2010	64,036	64,005
0.220% due 06/09/2010	749,473	749,062

Svenska Handelsbanken AB
0.200% due 05/18/2010	296,000	295,923
0.210% due 05/17/2010	195,350	195,297

Toyota Motor Credit Corp.
0.230% due 04/01/2010	80,000	80,000

World Bank
0.150% due 04/06/2010	81,000	80,999
0.203% due 04/26/2010	200,000	199,993
0.203% due 05/10/2010	260,000	259,980

		25,501,676

REPURCHASE AGREEMENTS 21.0%

Banc of America Securities LLC
0.010% due 04/01/2010	272,700	272,700
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 3.000% due 02/28/2017 valued at $278,628. Repurchase proceeds are $272,700.)
0.030% due 04/01/2010	1,857,400	1,857,400
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 1.375% - 4.625% due 01/15/2013 - 11/15/2016 valued at $1,910,286. Repurchase proceeds are $1,857,402.)
0.050% due 04/01/2010	50,000	50,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 3.250% due 12/31/2016 valued at $51,514. Repurchase proceeds are $50,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.110% due 04/01/2010	$179,100	$179,100
(Dated 03/26/2010. Collateralized by U.S. Treasury Notes 0.875% - 2.375% due 01/31/2012 - 10/31/2014 valued at $184,471. Repurchase proceeds are $179,101.)
0.120% due 04/01/2010	15,100	15,100
(Dated 03/26/2010. Collateralized by U.S. Treasury Notes 1.000% due 07/31/2011 valued at $15,433. Repurchase proceeds are $15,100.)
0.140% due 04/01/2010	12,200	12,200
(Dated 03/26/2010. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2019 valued at $12,519. Repurchase proceeds are $12,200.)
0.140% due 04/08/2010	1,000,000	1,000,000
(Dated 03/24/2010. Collateralized by U.S. Treasury Notes 0.875% - 3.250% due 05/31/2011 - 02/28/2017 valued at $1,014,141. Repurchase proceeds are $1,000,004.)
0.150% due 04/16/2010	1,000,000	1,000,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 1.375% - 3.000% due 10/15/2012 - 02/28/2017 valued at $1,025,667. Repurchase proceeds are $1,000,004.)
0.170% due 04/05/2010	61,700	61,700
(Dated 04/01/2010. Collateralized by U.S. Treasury Notes 3.250% due 12/31/2016 valued at $63,449. Repurchase proceeds are $61,700.)

Barclays Capital, Inc.
0.010% due 04/01/2010	110,100	110,100
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.117% due 05/20/2010 valued at $112,303. Repurchase proceeds are $110,100.)
0.030% due 04/01/2010	608,200	608,200
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% - 2.375% due 04/15/2011 - 01/15/2026 valued at $620,852. Repurchase proceeds are $608,201.)
0.050% due 04/01/2010	134,900	134,900
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $138,788. Repurchase proceeds are $134,900.)
0.140% due 04/06/2010	500,000	500,000
(Dated 03/23/2010. Collateralized by Freddie Mac 0.089% due 06/01/2010 valued at $509,992. Repurchase proceeds are $500,002.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.140% due 04/07/2010	$1,436,000	$1,436,000

(Dated 03/17/2010. Collateralized by Freddie Mac 2.000% - 2.180% due 04/23/2012 - 06/15/2012 valued at $727,349; U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $307,345; and U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $424,741. Repurchase proceeds are $1,436,006.)

0.140% due 04/08/2010	1,000,000	1,000,000
(Dated 03/11/2010. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% - 2.000% due 04/15/2010 - 07/15/2014 valued at $1,019,285. Repurchase proceeds are $1,000,004.)
0.140% due 04/08/2010	500,000	500,000

(Dated 03/24/2010. Collateralized by Fannie Mae 2.186% due 05/07/2012 valued at $221,630; Federal Home Loan Bank 0.750% due 07/08/2011 valued at $4,548; and Freddie Mac 0.160% - 5.625% due 05/04/2011 - 11/23/2035 valued at $289,013. Repurchase proceeds are $500,002.)

0.140% due 04/09/2010	1,500,000	1,500,000

(Dated 03/10/2010. Collateralized by Fannie Mae 2.186% due 05/07/2012 valued at $275,448; Federal Home Loan Bank 0.750% - 0.800% due 04/30/2010 - 07/08/2011 valued at $491,335; Freddie Mac 0.160% - 0.200% due 05/04/2011 - 01/25/2012 valued at $252,997; U.S. Treasury Notes 3.375% - 3.625% due 08/15/2019 - 11/15/2019 valued at $506,097. Repurchase proceeds are $1,500,006.)

0.140% due 04/12/2010	1,000,000	1,000,000
(Dated 03/11/2010. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% - 3.500% due 01/15/2011 - 07/15/2014 valued at $1,017,778. Repurchase proceeds are $1,000,004.)
0.150% due 04/05/2010	900,000	900,000

(Dated 03/09/2010. Collateralized by Fannie Mae 2.180% due 04/23/2012 valued at $76,510; Federal Home Loan Bank 0.800% due 04/30/2010; valued at $255,020; and Freddie Mac 0.160% - 2.170% due 04/30/2010 - 05/07/2012 valued at $586,158. Repurchase proceeds are $900,004.)

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.150% due 04/05/2010	$1,000,000	$1,000,000
(Dated 03/30/2010. Collateralized by U.S. Treasury Notes 1.000% - 2.750% due 08/31/2011 -02/15/2019 valued at $1,021,131. Repurchase proceeds are $1,000,004.)
0.150% due 04/13/2010	800,000	800,000
(Dated 03/30/2010. Collateralized by U.S. Treasury Notes 1.000% - 2.000% due 09/30/2011 - 11/30/2013 valued at $815,298. Repurchase proceeds are $800,003.)
0.150% due 04/15/2010	1,000,000	1,000,000
(Dated 03/30/2010. Collateralized by U.S. Treasury Notes 0.875% - 4.500% due 07/31/2010 - 01/31/2014 valued at $1,006,171. Repurchase proceeds are $1,000,004.)
0.150% due 04/16/2010	500,000	500,000
(Dated 03/30/2010. Collateralized by U.S. Treasury Notes 0.875% - 2.750% due 07/31/2010 - 01/31/2014 valued at $510,357. Repurchase proceeds are $500,002.)
0.160% due 04/05/2010	238,900	238,900
(Dated 04/01/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $243,799. Repurchase proceeds are $238,901.)
0.170% due 04/05/2010	2,100	2,100
(Dated 04/01/2010. Collateralized by Ginnie Mae 5.500% due 08/20/2039 valued at $2,136. Repurchase proceeds are $2,100.)
0.170% due 04/15/2010	2,000,000	2,000,000
(Dated 04/01/2010. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% - 3.500% due 01/15/2011 - 01/15/2025 valued at $2,044,403. Repurchase proceeds are $2,000,009.)

BNP Paribas Bank
0.120% due 04/05/2010	1,000,000	1,000,000

(Dated 03/10/2010. Collateralized by U.S. Treasury Bonds 4.375% - 6.125% due 02/15/2026 - 11/15/2039 valued at $201,757 and U.S. Treasury Notes 1.000% - 4.875% due 12/31/2011 - 09/30/2016 valued at $809,081. Repurchase proceeds are $1,000,003.)

0.140% due 04/07/2010	859,000	859,000

(Dated 03/17/2010. Collateralized by U.S. Treasury Bonds 5.250% due 11/15/2028 valued at $100,768 and U.S. Treasury Notes 0.875% - 3.000% due 02/28/2011 - 08/31/2016 valued at $770,408. Repurchase proceeds are $859,003.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.140% due 04/23/2010	$1,289,200	$1,289,200

(Dated 03/25/2010. Collateralized by U.S. Treasury Bonds 3.500% - 6.250% due 08/15/2028 - 05/15/2039 valued at $1,013,740 and U.S. Treasury Notes 0.750% - 4.875% due 07/31/2011 - 11/30/2011 valued at $309,933. Repurchase proceeds are $1,289,205.)

Citigroup Global Markets, Inc.
0.020% due 04/01/2010	6,800	6,800
(Dated 03/31/2010. Collateralized by Fannie Mae 4.000% due 04/01/2024 valued at $6,937. Repurchase proceeds are $6,800.)
0.020% due 04/01/2010	590,800	590,800
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 2.625% due 02/29/2016 valued at $604,742 Repurchase proceeds are $590,800.)
0.080% due 04/01/2010	463,800	463,800
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 3.125% due 09/30/2013 valued at $467,496. Repurchase proceeds are $463,801.)
0.100% due 04/01/2010	128,200	128,200
(Dated 03/31/2010. Collateralized by Freddie Mac 4.000% due 07/01/2024 valued at $131,115. Repurchase proceeds are $128,200.)
0.150% due 04/01/2010	250,000	250,000

(Dated 02/16/2010. Collateralized by Fannie Mae 5.120% - 6.000% due 02/01/2037 - 02/01/2038 valued at $177,026 and Freddie Mac 5.744% due 06/01/2037 valued at $58,506. Repurchase proceeds are $250,001.)

0.150% due 04/01/2010	200,000	200,000
(Dated 03/03/2010. Collateralized by Freddie Mac 4.000% - 5.278% due 05/01/2024 - 09/01/2038 valued at $203,512. Repurchase proceeds are $200,001.)
0.150% due 04/01/2010	200,000	200,000
(Dated 03/11/2010. Collateralized by Fannie Mae 5.000% - 6.000% due 03/01/2023 - 08/01/2039 valued at $203,465. Repurchase proceeds are $200,001.)
0.150% due 04/20/2010	25,000	25,000
(Dated 01/20/2010. Collateralized by Freddie Mac 3.655% due 06/08/2016 valued at $25,839. Repurchase proceeds are $25,000.)
0.155% due 04/01/2010	90,000	90,000
(Dated 02/17/2010. Collateralized by Fannie Mae 5.000% due 05/01/2033 valued at $89,440. Repurchase proceeds are $90,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.160% due 04/06/2010	$250,000	$250,000
(Dated 02/19/2010. Collateralized by Fannie Mae 4.000% - 7.000% due 08/01/2023 - 06/01/2038 valued at $256,099. Repurchase proceeds are $250,001.)
0.160% due 04/12/2010	250,000	250,000

(Dated 02/23/2010. Collateralized by Fannie Mae 3.978% - 6.000% due 03/01/2037 - 01/01/2040 valued at $153,337 and Freddie Mac 4.500% - 5.603% due 07/01/2033 - 08/01/2038 valued at $102,650. Repurchase proceeds are $250,001.)

0.160% due 04/16/2010	279,000	279,000

(Dated 02/19/2010. Collateralized by Fannie Mae 4.000% - 5.000% due 06/01/2024 - 12/01/2039 valued at $279,641 and Freddie Mac 6.126% due 09/01/2037 valued at $3,148. Repurchase proceeds are $279,001.)

0.170% due 04/05/2010	4,400	4,400
(Dated 04/01/2010. Collateralized by U.S. Treasury Notes 3.125% due 09/30/2013 valued at $4,486. Repurchase proceeds are $4,400.)
0.180% due 04/05/2010	23,300	23,300
(Dated 04/01/2010. Collateralized by Freddie Mac 4.000% due 07/01/2024 valued at $23,852. Repurchase proceeds are $23,300.)

Credit Suisse Securities (USA) LLC
0.010% due 04/01/2010	361,900	361,900
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 2.375%- 2.750% due 08/31/2010 - 11/30/2016 valued at $370,177. Repurchase proceeds are $691,900.)
0.050% due 04/01/2010	22,600	22,600
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 2.625% - 3.000% due 06/30/2014 - 02/28/2017 valued at $23,148. Repurchase proceeds are $22,600.)
0.130% due 04/08/2010	1,000,000	1,000,000

(Dated 03/24/2010. Collateralized by U.S. Treasury Bonds 4.375% - 8.875% due 08/15/2017 - 05/15/2038 valued at $689,188 and U.S. Treasury Notes 3.125% - 3.875% due 08/31/2013 - 05/15/2018 valued at $330,944. Repurchase proceeds are $1,000,004.)

0.140% due 04/08/2010	500,000	500,000
(Dated 03/09/2010. Collateralized by U.S. Treasury Bonds 4.375% - 8.000% due 11/15/2021 - 02/15/2038 valued at $509,368. Repurchase proceeds are $500,002.)
0.140% due 04/09/2010	500,000	500,000
(Dated 03/10/2010. Collateralized by U.S. Treasury Notes 2.375% - 4.500% due 08/31/2010 - 02/15/2016 valued at $509,733. Repurchase proceeds are $500,002.)

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.140% due 04/12/2010	$500,000	$500,000
(Dated 03/11/2010. Collateralized by U.S. Treasury Notes 1.750% - 2.750% due 11/15/2011 - 01/31/2014 valued at $510,448. Repurchase proceeds are $500,002.)
0.150% due 04/01/2010	98,000	98,000
(Dated 03/03/2010. Collateralized by Fannie Mae 2.930% due 09/29/2014 valued at $98,697. Repurchase proceeds are $98,000.)
0.150% due 04/05/2010	500,000	500,000
(Dated 03/16/2010. Collateralized by U.S. Treasury Notes 3.375% - 3.875% due 07/31/2013 - 05/15/2018 valued at $510,647. Repurchase proceeds are $500,002.)
0.150% due 04/06/2010	500,000	500,000
(Dated 03/15/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $511,296. Repurchase proceeds are $500,002.)
0.160% due 04/05/2010	35,300	35,300
(Dated 04/01/2010. Collateralized by U.S. Treasury Notes 3.125% due 10/31/2016 valued at $36,170. Repurchase proceeds are $35,300.)

Deutsche Bank AG
0.130% due 04/09/2010	1,000,000	1,000,000

(Dated 03/10/2010. Collateralized by Fannie Mae 2.400% - 4.750% due 08/24/2012 - 11/19/2012 valued at $516,277 and Federal Home Loan Bank 0.900% due 04/08/2010 valued at $504,472. Repurchase proceeds are $1,000,004.)

0.140% due 04/01/2010	14,600	14,600
(Dated 03/26/2010. Collateralized by Fannie Mae 0.000% due 12/30/2010 valued at $14,896. Repurchase proceeds are $14,600.)

Goldman Sachs & Co.
0.010% due 04/01/2010	830,000	830,000

(Dated 03/31/2010. Collateralized by Fannie Mae 1.100% - 6.625% due 02/03/2012 - 11/15/2030 valued at $470,311; Federal Home Loan Bank 4.900% due 01/29/2024 valued at $133,045; and Freddie Mac 1.875% - 3.000% due 03/08/2013 - 12/30/2014 valued at $251,355. Repurchase proceeds are $830,000.)

0.140% due 04/05/2010	253,000	253,000
(Dated 03/11/2010. Collateralized by Fannie Mae 5.000% - 6.000% due 01/01/2039 - 07/01/2039 valued at $260,486. Repurchase proceeds are $253,001.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.140% due 04/05/2010	$1,000,000	$1,000,000
(Dated 03/10/2010. Collateralized by Fannie Mae 4.000% - 5.500% due 06/01/2024 - 09/01/2038 valued at $1,003,803. Repurchase proceeds are $1,000,004.)
0.150% due 04/06/2010	1,000,000	1,000,000

(Dated 03/15/2010. Collateralized by Fannie Mae 5.500% due 06/01/2036 - 05/01/2039 valued at $209,664; Freddie Mac 5.000% - 5.500% due 06/01/2036 - 12/01/2036 valued at $294,227; and Ginnie Mae 5.000% due 03/15/2038 - 06/15/2039 valued at $498,118. Repurchase proceeds are $1,000,004.)

0.180% due 05/03/2010	75,000	75,000
(Dated 03/24/2010. Collateralized by Fannie Mae 5.500% due 06/01/2037 valued at $76,797. Repurchase proceeds are $75,000.)
0.190% due 05/18/2010	575,000	575,000

(Dated 03/24/2010. Collateralized by Fannie Mae 5.500% due 11/01/2038 valued at $68,934; Freddie Mac 5.000% - 6.000% due 03/01/2038 - 12/01/2038 valued at $178,596; and Ginnie Mae 4.500% - 5.000% due 07/15/2039 valued at $327,868. Repurchase proceeds are $575,003.)

0.190% due 05/21/2010	155,000	155,000
(Dated 03/24/2010. Collateralized by Ginnie Mae 5.000% due 06/15/2039 - 08/15/2039 valued at $155,981. Repurchase proceeds are $155,001.)

Greenwich Capital Markets, Inc.
0.150% due 04/05/2010	700,000	700,000

(Dated 03/11/2010. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $340,817 and U.S. Treasury Notes 2.750% - 4.625% due 12/31/2011 - 10/31/2013 valued at $371,474. Repurchase proceeds are $700,003.)

0.160% due 04/06/2010	500,000	500,000
(Dated 03/15/2010. Collateralized by Federal Home Loan Bank 0.750% due 01/18/2011 valued at $510,242. Repurchase proceeds are $500,002.)
0.160% due 04/13/2010	250,000	250,000
(Dated 03/17/2010. Collateralized by U.S. Treasury Notes 1.000% due 08/31/2011 valued at $254,928. Repurchase proceeds are $250,001.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Bank N.A.
0.010% due 04/01/2010	$6,000	$6,000
(Dated 03/31/2010. Collateralized by Freddie Mac 0.189% due 05/01/2012 valued at $6,130. Repurchase proceeds are $6,000.)
0.010% due 04/01/2010	8,000	8,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.117% due 05/20/2010 valued at $8,162. Repurchase proceeds are $8,000.)
0.010% due 04/01/2010	1,829,500	1,829,500
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 1.000% - 1.500% due 08/31/2011 - 12/31/2013 valued at $1,869,050. Repurchase proceeds are $1,829,501.)
0.010% due 04/01/2010	194,300	194,300
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.500% due 07/15/2016 valued at $199,504. Repurchase proceeds are $194,300.)
0.020% due 04/01/2010	217,000	217,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 2.375% due 10/31/2014 valued at $221,876. Repurchase proceeds are $217,000.)
0.030% due 04/01/2010	3,200	3,200
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $3,270. Repurchase proceeds are $3,200.)
0.150% due 04/15/2010	250,000	250,000
(Dated 03/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.375% due 01/15/2012 valued at $255,446. Repurchase proceeds are $250,001.)
0.160% due 04/15/2010	250,000	250,000
(Dated 03/30/2010. Collateralized by Fannie Mae 7.125% due 06/15/2010 valued at $255,943. Repurchase proceeds are $250,001.)

Morgan Stanley
0.030% due 04/01/2010	100	100
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2014 valued at $105. Repurchase proceeds are $100.)
0.070% due 04/01/2010	1,396,500	1,396,500
(Dated 03/31/2010. Collateralized by Freddie Mac 0.189% - 0.190% due 02/10/2012 - 05/01/2012 valued at $1,431,784. Repurchase proceeds are $1,396,503.)
0.120% due 04/01/2010	14,800	14,800
(Dated 03/26/2010. Collateralized by Fannie Mae 1.750% due 04/15/2011 valued at $15,115. Repurchase proceeds are $14,800.)

See Accompanying Notes

Schedule of Investments  Total Return Fund   (Cont.)

March 31, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.130% due 04/05/2010	$500,000	$500,000

(Dated 03/29/2010. Collateralized by Fannie Mae 1.000% - 6.625% due 06/21/2010 - 03/09/2015 valued at $189,977; Federal Home Loan Bank 0.500% - 5.750% due 07/22/2010 - 06/12/2026 valued at $186,752; and Freddie Mac 0.151% - 5.625% due 07/12/2010 - 11/23/2035 valued at $135,202. Repurchase proceeds are $500,002.)

0.140% due 04/06/2010	591,000	591,000
(Dated 03/17/2010. Collateralized by U.S. Treasury Notes 0.750% - 2.375% due 11/30/2011 - 08/31/2014 valued at $599,932. Repurchase proceeds are $591,002.)
0.140% due 04/09/2010	500,000	500,000

(Dated 03/10/2010. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $38,231; U.S. Treasury Inflation Protected Securities 0.875% - 3.875% due 04/15/2010 - 04/15/2029 valued at $330,332; and U.S. Treasury Notes 2.750% - 3.000% due 02/28/2017 - 02/15/2019 valued at $141,732. Repurchase proceeds are $500,002.)

0.150% due 04/07/2010	750,000	750,000

(Dated 03/24/2010. Collateralized by Fannie Mae 0.373% - 6.000% due 06/29/2012 - 04/30/2037 valued at $125,743; Federal Farm Credit Bank 0.400% - 4.300% due 12/06/2010 - 02/11/2016 valued at $285,913; Federal Home Loan Bank 0.375% - 5.250% due 06/04/2010 - 11/02/2029 valued at $262,577; and Freddie Mac 0.000% - 5.200% due 04/20/2011 - 11/29/2022 valued at $92,695. Repurchase proceeds are $750,003.)

0.150% due 04/12/2010	500,000	500,000
(Dated 03/11/2010. Collateralized by U.S. Treasury Notes 0.875% - 2.375% due 05/31/2011 - 08/31/2014 valued at $509,185. Repurchase proceeds are $500,002.)
0.150% due 04/19/2010	100,000	100,000

(Dated 01/19/2010. Collateralized by Fannie Mae 5.500% due 12/27/2022 valued at $42,359 and Freddie Mac 2.750% - 4.250% due 04/29/2014 - 12/12/2018 valued at $61,055. Repurchase proceeds are $100,000.)

0.160% due 04/13/2010	210,000	210,000
(Dated 03/17/2010. Collateralized by Federal Home Loan Bank 1.250% due 08/06/2012 valued at $150,808 and Freddie Mac 1.250% due 02/03/2012 valued at $63,787. Repurchase proceeds are $210,001.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.170% due 04/06/2010	$750,000	$750,000

(Dated 03/15/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% - 3.875% due 01/15/2016 - 02/15/2040 valued at $386,532 and U.S. Treasury Notes 0.875% - 1.875% due 02/28/2011 - 02/28/2014 valued at $379,526. Repurchase proceeds are $750,004.)

0.180% due 04/15/2010	1,000,000	1,000,000
(Dated 03/15/2010. Collateralized by U.S. Treasury Notes 0.875% - 4.500% due 05/15/2010 - 12/31/2013 valued at $1,020,585. Repurchase proceeds are $1,000,005.)
0.180% due 06/16/2010	461,000	461,000
(Dated 03/16/2010. Collateralized by U.S. Treasury Notes 0.875% - 4.000% due 03/31/2011 - 02/15/2015 valued at $468,565. Repurchase proceeds are $461,002.)
0.190% due 06/16/2010	185,000	185,000
(Dated 03/16/2010. Collateralized by Freddie Mac 0.164% - 0.200% due 05/17/2010 - 07/12/2010 valued at $188,812. Repurchase proceeds are $185,001.)

State Street Bank and Trust Co.
0.010% due 04/01/2010	4,826	4,826
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 07/22/2010 valued at $4,923. Repurchase proceeds are $4,826.)

TD Securities (USA) LLC
0.020% due 04/01/2010	500,000	500,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.117% - 0.143% due 05/13/2010 - 05/20/2010 valued at $510,109. Repurchase proceeds are $500,000.)
0.030% due 04/01/2010	135,000	135,000

(Dated 03/31/2010. Collateralized by U.S. Treasury Bonds 4.250% - 5.500% due 08/15/2028 - 05/15/2039 valued at $90,149 and U.S. Treasury Notes 1.375% due 11/15/2012 valued at $47,825. Repurchase proceeds are $135,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.050% due 04/01/2010	$700,000	$700,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Bonds 8.125% - 8.750% due 08/15/2020 - 05/15/2021 valued at $716,746. Repurchase proceeds are $700,001.)
0.170% due 04/05/2010	800,000	800,000
(Dated 04/01/2010. Collateralized by U.S. Treasury Bonds 4.250% - 8.125% due 05/15/2021 - 05/15/2039 valued at $817,057. Repurchase proceeds are $800,004.)

UBS Securities LLC
0.140% due 04/15/2010	500,000	500,000
(Dated 02/19/2010. Collateralized by Federal Home Loan Bank 0.800% due 05/17/2010 valued at $403,184 and Freddie Mac 1.722% due 05/10/2011 valued at $110,012. Repurchase proceeds are $500,002.)

		46,314,526

U.S. TREASURY BILLS 2.2%
0.144% due 04/22/2010 - 09/02/2010 (g)(k)(l)(m)(n)(o)	4,775,823	4,774,544

U.S. TREASURY CASH MANAGEMENT BILLS 0.8%
0.150% due 04/19/2010 (c)	1,659,850	1,659,725

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (j) 7.5%
	1,649,914,173	16,520,591

Total Short-Term Instruments (Cost $95,534,886)		95,535,021

Total Investments 104.2% (Cost $224,864,165)		$229,355,571

Written Options (q) (0.1%) (Premiums $899,148)		(308,740)

Other Assets and Liabilities (Net) (4.1%)		(8,865,254)

Net Assets 100.0%		$220,181,577

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-Issued security.
(d)	Principal only security.
(e)	Payment in-kind bond security.
(f)	Non-income producing security.
(g)	Coupon represents a weighted average rate.
(h)	Security becomes interest bearing at a future date.
(i)	Principal amount of security is adjusted for inflation.
(j)	Affiliated to the Fund.
(k)	Securities with an aggregate market value of $780 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(l)	Securities with an aggregate market value of $5,751 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.
(m)	Securities with an aggregate market value of $74,386 and cash of $8,500 have been pledged as collateral for delayed-delivery mortgage-backed securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2010.
(n)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $3,164,274 at a weighted average interest rate of 0.317%. On March 31, 2010, securities valued at $870,816 were pledged as collateral for reverse repurchase agreements.
(o)	Securities with an aggregate market value of $840,972 and cash of $56 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers’ Acceptance June Futures	Long	06/2010	1,000	$(298)
90-Day Eurodollar December Futures	Long	12/2010	101,982	87,642
90-Day Eurodollar June Futures	Long	06/2010	203,262	170,620
90-Day Eurodollar March Futures	Long	03/2011	2,216	4,625
90-Day Eurodollar September Futures	Long	09/2010	128,558	62,238
Canada Government 10-Year Bond June Futures	Long	06/2010	295	(5)
Euro-Bobl June Futures	Long	06/2010	41,748	19,939
Euro-Bund 10-Year Bond June Futures	Long	06/2010	20,785	17,727
Euro-Bund 10-Year Bond June Futures Call Options Strike @ EUR 125.000	Short	06/2010	1,829	170
Euro-Bund 10-Year Bond June Futures Put Options Strike @ EUR 120.000	Short	06/2010	1,829	52
U.S. Treasury 2-Year Note June Futures	Long	06/2010	123,071	(22,988)
U.S. Treasury 5-Year Note June Futures	Long	06/2010	38,655	(31,408)
U.S. Treasury 10-Year Note June Futures	Long	06/2010	145,899	(77,961)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	9,572	2,287
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	17,248	14,153
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	9,370	1,281
United Kingdom Long Gilt June Futures	Short	06/2010	3,000	(2,810)

				$245,264

(p)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co.	JPM	(0.530%)	12/20/2016	0.879%	$10,000	$210	$0	$210
ABX Financing Co.	MSC	(0.640%)	12/20/2016	0.879%	2,300	27	169	(142)
Alcoa, Inc.	BOA	(1.290%)	09/20/2018	2.416%	1,300	97	0	97
Alcoa, Inc.	GSC	(1.320%)	09/20/2018	2.416%	200	15	39	(24)
AmerisourceBergen Corp.	MSC	(0.600%)	09/20/2012	0.504%	10,000	(25)	0	(25)
Anadarko Finance Co.	BOA	(0.900%)	06/20/2011	0.355%	10,600	(74)	0	(74)
Anadarko Petroleum Corp.	CITI	(0.330%)	03/20/2012	0.436%	1,800	4	62	(58)
Arrow Electronics, Inc.	GSC	(1.000%)	12/20/2019	1.733%	15,000	837	0	837
AutoZone, Inc.	BOA	(1.070%)	03/20/2014	0.577%	20,000	(385)	0	(385)
AutoZone, Inc.	BOA	(1.890%)	03/20/2014	0.577%	10,000	(509)	0	(509)
AutoZone, Inc.	BOA	(0.870%)	06/20/2016	0.739%	1,000	(7)	28	(35)
AutoZone, Inc.	BOA	(1.100%)	09/20/2018	0.823%	15,000	(307)	0	(307)
AutoZone, Inc.	CITI	(1.030%)	03/20/2014	0.577%	10,000	(177)	0	(177)
AutoZone, Inc.	DUB	(1.320%)	09/20/2018	0.823%	5,000	(183)	0	(183)
AutoZone, Inc.	UBS	(1.320%)	09/20/2018	0.823%	7,000	(256)	0	(256)
Avnet, Inc.	DUB	(1.000%)	09/20/2016	1.638%	2,000	72	37	35
Block Financial LLC	BOA	(1.550%)	03/20/2013	0.745%	32,100	(765)	(113)	(652)
Block Financial LLC	CSFB	(1.110%)	03/20/2013	0.745%	6,000	(66)	0	(66)
Block Financial LLC	DUB	(1.050%)	03/20/2013	0.745%	5,000	(46)	0	(46)
Block Financial LLC	JPM	(1.270%)	03/20/2013	0.745%	10,000	(156)	0	(156)
Boston Scientific Corp.	BCLY	(1.000%)	03/20/2017	1.670%	1,000	40	6	34
Boston Scientific Corp.	BOA	(1.000%)	03/20/2017	1.670%	20,805	825	0	825
Boston Scientific Corp.	MSC	(1.000%)	06/20/2014	1.457%	2,000	35	9	26
Boston Scientific Corp.	MSC	(1.000%)	06/20/2016	1.642%	2,000	70	12	58
Boston Scientific Corp.	UBS	(0.500%)	06/20/2011	0.863%	10,000	43	0	43
Brunswick Corp.	BOA	(4.100%)	09/20/2013	3.884%	18,000	(142)	0	(142)
Cardinal Health, Inc.	BCLY	(0.420%)	12/20/2016	0.727%	13,000	241	0	241
Cardinal Health, Inc.	DUB	(0.500%)	12/20/2016	0.727%	10,000	137	109	28
Cardinal Health, Inc.	GSC	(0.710%)	06/20/2017	0.739%	9,600	16	0	16
CBS Corp.	JPM	(0.590%)	09/20/2012	0.653%	15,000	21	0	21
Centex Corp.	BCLY	(1.000%)	06/20/2016	1.180%	4,000	39	36	3
Centex Corp.	BNP	(1.000%)	06/20/2016	1.180%	12,500	122	119	3
Centex Corp.	BOA	(1.000%)	06/20/2015	1.112%	4,500	23	148	(125)
Centex Corp.	DUB	(1.000%)	12/20/2017	1.261%	2,500	42	(9)	51
Centex Corp.	GSC	(1.000%)	06/20/2014	0.965%	1,500	(3)	20	(23)
Centex Corp.	GSC	(1.000%)	06/20/2016	1.180%	3,120	31	0	31
CenturyTel, Inc.	JPM	(1.000%)	06/20/2017	1.612%	6,000	226	(4)	230
CenturyTel, Inc.	JPM	(1.000%)	09/20/2019	1.852%	4,000	254	(49)	303
CNA Financial Corp.	BCLY	(0.295%)	09/20/2011	1.496%	15,000	262	0	262
CNA Financial Corp.	BCLY	(1.390%)	12/20/2014	2.096%	10,000	297	1,209	(912)
CNA Financial Corp.	BOA	(0.690%)	12/20/2014	2.096%	10,300	615	0	615
CNA Financial Corp.	BOA	(4.170%)	12/20/2014	2.096%	8,000	(716)	0	(716)
CNA Financial Corp.	BOA	(3.360%)	09/20/2016	2.201%	6,250	(403)	0	(403)
CNA Financial Corp.	CITI	(0.470%)	12/20/2014	2.096%	10,200	705	0	705
CNA Financial Corp.	JPM	(0.440%)	09/20/2011	1.496%	13,500	207	255	(48)
Commercial Metals Co.	BOA	(1.430%)	09/20/2018	2.690%	3,000	246	0	246
Commercial Metals Co.	DUB	(1.005%)	09/20/2017	2.626%	15,660	1,526	1,369	157
Commercial Metals Co.	JPM	(1.430%)	09/20/2018	2.690%	10,000	821	0	821
Con-way, Inc.	BOA	(1.834%)	03/20/2018	2.022%	19,000	223	1,663	(1,440)
Coventry Health Care, Inc.	DUB	(1.000%)	03/20/2015	2.608%	7,500	521	684	(163)
CRH America, Inc.	CITI	(2.590%)	09/20/2018	1.688%	10,000	(635)	0	(635)
CSX Corp.	BCLY	(1.350%)	03/20/2018	0.676%	5,052	(240)	0	(240)
CSX Corp.	DUB	(1.550%)	06/20/2017	0.654%	21,200	(1,236)	72	(1,308)
CSX Corp.	JPM	(0.165%)	03/20/2011	0.291%	10,600	13	0	13
CVS Caremark Corp.	BOA	(0.550%)	09/20/2016	0.621%	6,745	27	0	27
Cytec Industries, Inc.	CITI	(1.000%)	09/20/2017	1.260%	4,700	78	431	(353)

Cytec Industries, Inc.	DUB	(1.000%)	09/20/2017	1.260%	2,300	38	198	(160)
Cytec Industries, Inc.	JPM	(1.000%)	09/20/2013	0.722%	2,000	(19)	46	(65)
Deluxe Corp.	DUB	(1.000%)	12/20/2014	3.218%	6,200	567	574	(7)
DISH DBS Corp.	CITI	(1.000%)	12/20/2011	1.308%	5,200	26	74	(48)
DISH DBS Corp.	DUB	(1.000%)	12/20/2011	1.308%	11,400	57	120	(63)
Dominion Resources, Inc.	JPM	(0.385%)	12/20/2016	0.614%	3,000	42	160	(118)
DR Horton, Inc.	BCLY	(1.000%)	06/20/2016	1.984%	26,000	1,373	1,623	(250)
DR Horton, Inc.	BNP	(1.000%)	03/20/2016	1.968%	10,000	503	783	(280)
DR Horton, Inc.	BNP	(1.000%)	06/20/2016	1.984%	21,500	1,135	1,597	(462)
DR Horton, Inc.	DUB	(1.000%)	03/20/2016	1.968%	3,000	151	309	(158)
DR Horton, Inc.	DUB	(1.000%)	06/20/2016	1.984%	4,500	238	472	(234)
DR Horton, Inc.	GSC	(1.000%)	03/20/2014	1.695%	5,000	128	335	(207)
DR Horton, Inc.	GSC	(1.000%)	09/20/2014	1.791%	3,000	97	163	(66)
DR Horton, Inc.	JPM	(1.000%)	03/20/2015	1.874%	10,000	391	537	(146)
Embarq Corp.	BCLY	(1.000%)	06/20/2013	0.904%	300	(1)	(5)	4
Embarq Corp.	BCLY	(1.000%)	06/20/2016	1.280%	22,000	336	(13)	349
Embarq Corp.	BCLY	(1.650%)	06/20/2016	1.300%	6,669	(133)	0	(133)
Embarq Corp.	BOA	(2.200%)	06/20/2016	1.300%	4,000	(202)	0	(202)
Embarq Corp.	DUB	(1.000%)	06/20/2016	1.280%	40,500	619	(688)	1,307
Embarq Corp.	GSC	(1.000%)	06/20/2016	1.280%	17,000	260	0	260
Enterprise Products Operating LLC	MLP	(0.200%)	03/20/2011	0.370%	14,300	23	202	(179)
ERAC USA Finance LLC	JPM	(2.700%)	12/20/2012	0.432%	10,000	(620)	789	(1,409)
Expedia, Inc.	RBS	(4.250%)	09/20/2016	1.390%	16,500	(2,721)	0	(2,721)
FBG Finance Ltd.	BCLY	(2.140%)	12/20/2014	0.511%	6,000	(444)	0	(444)
Fortune Brands, Inc.	DUB	(1.000%)	03/20/2020	1.474%	12,000	446	416	30
Frontier Communications Corp.	BCLY	(5.000%)	03/20/2013	2.516%	10,000	(713)	(602)	(111)
GATX Financial Corp.	GSC	(1.000%)	12/20/2012	1.311%	15,000	119	185	(66)
GATX Financial Corp.	HSBC	(1.000%)	12/20/2012	1.311%	10,000	80	123	(43)
Genworth Financial, Inc.	BCLY	(0.879%)	06/20/2018	2.507%	8,000	837	2,791	(1,954)
Genworth Financial, Inc.	DUB	(0.980%)	06/20/2018	2.507%	4,000	392	1,260	(868)
Hanson Ltd.	BCLY	(1.000%)	09/20/2016	1.948%	20,000	1,055	3,056	(2,001)
Hanson Ltd.	BNP	(1.000%)	03/20/2013	1.426%	15,000	180	68	112
Hanson Ltd.	BNP	(1.000%)	09/20/2016	1.948%	20,000	1,055	553	502
Hanson Ltd.	BNP	(1.000%)	09/20/2016	1.898%	33,000	1,650	1,130	520
HCP, Inc.	CITI	(5.000%)	03/20/2018	1.637%	4,500	(1,006)	(742)	(264)
HCP, Inc.	CSFB	(0.530%)	09/20/2011	0.863%	7,350	35	0	35
HCP, Inc.	DUB	(3.860%)	03/20/2018	1.663%	20,000	(2,921)	1,296	(4,217)
HCP, Inc.	JPM	(0.610%)	09/20/2011	0.863%	5,000	18	0	18
HCP, Inc.	MLP	(0.650%)	09/20/2016	1.622%	13,500	738	0	738
Health Care REIT, Inc.	BCLY	(3.310%)	06/20/2015	1.312%	5,000	(483)	0	(483)
Health Management Associates Inc.	BCLY	(1.000%)	06/20/2016	2.688%	8,000	711	656	55
Health Management Associates Inc.	BCLY	(5.000%)	06/20/2016	2.688%	7,000	(864)	(801)	(63)
HSBC Finance Corp.	DUB	(1.450%)	06/20/2016	0.961%	10,000	(279)	3	(282)
HSBC Finance Corp.	JPM	(0.220%)	06/20/2016	0.961%	10,000	416	0	416
International Paper Co.	BCLY	(5.030%)	06/20/2018	1.770%	20,000	(4,450)	0	(4,450)
International Paper Co.	BOA	(0.870%)	06/20/2016	1.585%	1,400	55	177	(122)
iStar Financial, Inc.	BCLY	(0.400%)	03/20/2012	12.927%	10,000	1,928	0	1,928
iStar Financial, Inc.	MSC	(0.600%)	12/20/2013	11.986%	10,000	2,655	0	2,655
JC Penney Corp., Inc.	BCLY	(1.000%)	09/20/2012	0.975%	2,200	(2)	91	(93)
Jones Apparel Group, Inc.	DUB	(1.000%)	12/20/2014	1.401%	44,710	774	1,423	(649)
KB Home	BCLY	(5.000%)	03/20/2015	3.093%	21,600	(1,817)	(1,584)	(233)
KB Home	BCLY	(5.000%)	06/20/2015	3.153%	12,300	(1,041)	(936)	(105)
KB Home	BNP	(1.000%)	06/20/2015	3.153%	5,000	484	465	19
KB Home	DUB	(1.000%)	03/20/2014	2.791%	3,000	194	249	(55)
KB Home	DUB	(1.000%)	03/20/2015	3.093%	5,000	453	491	(38)
KB Home	DUB	(5.000%)	03/20/2015	3.093%	2,500	(210)	(194)	(16)
KB Home	GSC	(1.000%)	03/20/2014	2.791%	7,000	452	329	123
Kerr-McGee Corp.	RBS	(0.160%)	09/20/2011	0.203%	10,500	6	0	6
KeySpan Corp.	JPM	(0.450%)	06/20/2013	0.234%	6,900	(48)	65	(113)
Kinder Morgan, Inc.	DUB	(1.000%)	03/20/2016	1.565%	2,000	60	94	(34)
Kinder Morgan, Inc.	MSC	(1.000%)	03/20/2016	1.565%	13,300	396	670	(274)
Kraft Foods, Inc.	BOA	(1.040%)	06/20/2018	0.698%	5,000	(124)	8	(132)

Kraft Foods, Inc.	CITI	(0.990%)	06/20/2018	0.698%		4,000	(85)	0	(85)
Kraft Foods, Inc.	GSC	(0.950%)	09/20/2018	0.711%		6,000	(107)	20	(127)
Lennar Corp.	BCLY	(5.000%)	06/20/2015	2.763%		11,000	(1,134)	(888)	(246)
Lennar Corp.	BNP	(5.000%)	03/20/2013	2.082%		9,000	(755)	(571)	(184)
Lennar Corp.	BNP	(5.000%)	09/20/2014	2.530%		22,000	(2,218)	(1,448)	(770)
Lennar Corp.	BNP	(1.000%)	06/20/2015	2.763%		20,000	1,598	2,099	(501)
Lennar Corp.	DUB	(0.785%)	12/20/2011	1.700%		9,000	138	0	138
Lennar Corp.	DUB	(1.000%)	03/20/2013	2.082%		6,800	206	262	(56)
Lennar Corp.	DUB	(1.000%)	06/20/2015	2.763%		3,500	280	367	(87)
Lennar Corp.	DUB	(5.000%)	06/20/2015	2.763%		5,000	(516)	(440)	(76)
Lennar Corp.	GSC	(1.000%)	12/20/2011	1.673%		9,000	100	224	(124)
Lennar Corp.	GSC	(1.000%)	09/20/2014	2.530%		4,500	276	483	(207)
Lennar Corp.	GSC	(5.000%)	06/20/2015	2.763%		4,000	(413)	(235)	(177)
Lennar Corp.	GSC	(1.000%)	06/20/2016	2.854%		4,000	383	478	(95)
Lexmark International, Inc.	BOA	(1.400%)	06/20/2018	1.814%		13,000	357	0	357
Lexmark International, Inc.	CITI	(3.320%)	06/20/2013	1.268%		5,590	(361)	0	(361)
Lexmark International, Inc.	JPM	(1.190%)	06/20/2013	1.268%		15,880	33	0	33
Liberty Media LLC	BCLY	(5.000%)	06/20/2013	2.436%		13,000	(1,032)	(1,055)	23
Liberty Mutual Group, Inc.	BOA	(1.390%)	03/20/2014	1.387%		7,600	(4)	836	(840)
Ltd Brands, Inc.	BCLY	(1.000%)	12/20/2012	1.169%		7,600	32	163	(131)
Ltd Brands, Inc.	BNP	(1.000%)	12/20/2014	1.739%		2,500	80	193	(113)
Ltd Brands, Inc.	BNP	(1.000%)	09/20/2017	2.086%		22,000	1,481	1,835	(354)
Ltd Brands, Inc.	BOA	(1.000%)	12/20/2014	1.739%		10,000	319	431	(112)
Ltd Brands, Inc.	BOA	(1.000%)	09/20/2017	2.086%		10,000	673	907	(234)
Ltd Brands, Inc.	DUB	(1.000%)	09/20/2017	2.086%		5,000	337	566	(229)
Ltd Brands, Inc.	DUB	(4.800%)	09/20/2017	2.119%		43,000	(7,241)	0	(7,241)
Ltd Brands, Inc.	JPM	(2.850%)	09/20/2017	2.119%		2,700	(125)	150	(275)
Ltd Brands, Inc.	RBS	(4.500%)	09/20/2017	2.119%		18,700	(2,798)	0	(2,798)
Macy’s Retail Holdings, Inc.	BCLY	(6.780%)	09/20/2015	1.826%		11,810	(2,896)	0	(2,896)
Macy’s Retail Holdings, Inc.	BCLY	(7.150%)	09/20/2015	1.826%		10,000	(2,635)	0	(2,635)
Macy’s Retail Holdings, Inc.	BNP	(1.000%)	03/20/2012	0.962%		57,400	(58)	657	(715)
Macy’s Retail Holdings, Inc.	BNP	(1.000%)	09/20/2012	1.089%		13,000	25	68	(43)
Macy’s Retail Holdings, Inc.	BNP	(1.000%)	09/20/2015	1.797%		9,000	350	371	(21)
Macy’s Retail Holdings, Inc.	BOA	(1.000%)	03/20/2012	0.962%		15,000	(15)	144	(159)
Macy’s Retail Holdings, Inc.	BOA	(6.870%)	03/20/2012	0.988%		7,000	(818)	0	(818)
Macy’s Retail Holdings, Inc.	BOA	(2.430%)	03/20/2013	1.181%		5,000	(184)	432	(616)
Macy’s Retail Holdings, Inc.	BOA	(1.000%)	09/20/2015	1.797%		3,800	148	423	(275)
Macy’s Retail Holdings, Inc.	BOA	(7.060%)	09/20/2015	1.826%		8,000	(2,072)	0	(2,072)
Macy’s Retail Holdings, Inc.	DUB	(1.000%)	03/20/2013	1.231%		5,000	32	248	(216)
Macy’s Retail Holdings, Inc.	MSC	(2.470%)	09/20/2015	1.826%		10,000	(323)	1,103	(1,426)
Macy’s Retail Holdings, Inc.	RBS	(1.000%)	12/20/2016	1.879%		15,000	757	709	48
Macy’s Retail Holdings, Inc.	RBS	(2.640%)	09/20/2017	1.965%		22,500	(963)	1,376	(2,339)
Manpower, Inc.	GSC	(2.500%)	06/20/2013	1.090%	EUR	45,500	(2,678)	(2,684)	6
Marks & Spencer PLC	RBS	(0.950%)	12/20/2017	1.421%		$2,200	67	400	(333)
Marriott International, Inc.	BOA	(1.650%)	06/20/2017	1.166%		10,000	(310)	2,739	(3,049)
Marriott International, Inc.	BOA	(1.730%)	06/20/2017	1.166%		1,400	(51)	137	(188)
Marriott International, Inc.	CITI	(0.260%)	06/20/2012	0.613%		15,000	116	0	116
Marriott International, Inc.	DUB	(1.880%)	12/20/2015	1.096%		5,000	(208)	577	(785)
Marsh & McLennan Cos., Inc.	DUB	(1.000%)	06/20/2019	1.206%		15,300	234	0	234
Masco Corp.	BNP	(1.000%)	09/20/2012	1.119%		18,100	47	196	(149)
Masco Corp.	CITI	(4.240%)	03/20/2017	1.894%		9,020	(1,264)	0	(1,264)
Masco Corp.	DUB	(1.000%)	09/20/2012	1.119%		15,000	39	360	(321)
Masco Corp.	GSC	(1.000%)	09/20/2012	1.119%		5,200	14	54	(40)
Masco Corp.	GSC	(1.000%)	03/20/2017	1.864%		3,000	153	269	(116)
Masco Corp.	JPM	(1.000%)	09/20/2012	1.119%		5,400	14	80	(66)
Masco Corp.	JPM	(1.000%)	06/20/2015	1.761%		5,000	179	232	(53)
Masco Corp.	MSC	(0.580%)	09/20/2012	1.137%		5,000	67	0	67
Masco Corp.	MSC	(1.000%)	09/20/2012	1.119%		12,000	31	327	(296)
Masco Corp.	MSC	(0.680%)	09/20/2013	1.361%		10,000	224	0	224
Masco Corp.	UBS	(4.650%)	12/20/2016	1.883%		10,000	(1,609)	0	(1,609)
Mattel, Inc.	JPM	(0.400%)	06/20/2011	0.525%		10,300	15	0	15
Maytag Corp.	JPM	(0.460%)	06/20/2015	0.480%		10,000	9	0	9

MDC Holdings, Inc.	BNP	(1.250%)	12/20/2014	1.084%	9,000	(69)	0	(69)
MDC Holdings, Inc.	BOA	(1.000%)	12/20/2014	1.067%	3,000	8	0	8
MDC Holdings, Inc.	MLP	(1.350%)	12/20/2012	0.775%	10,500	(166)	0	(166)
Motorola, Inc.	DUB	(1.000%)	12/20/2011	0.531%	5,000	(42)	133	(175)
Motorola, Inc.	DUB	(1.000%)	12/20/2012	0.701%	7,500	(62)	294	(356)
Nabors Industries, Inc.	BCLY	(2.710%)	03/20/2018	1.484%	8,000	(664)	0	(664)
Nabors Industries, Inc.	CITI	(1.000%)	03/20/2018	1.460%	9,000	276	80	196
Nabors Industries, Inc.	CITI	(1.050%)	03/20/2018	1.484%	20,000	576	0	576
Nabors Industries, Inc.	CITI	(2.510%)	03/20/2018	1.484%	2,200	(153)	0	(153)
Nabors Industries, Inc.	DUB	(0.630%)	03/20/2018	1.484%	6,000	342	832	(490)
Nabors Industries, Inc.	DUB	(0.900%)	03/20/2018	1.484%	15,000	583	0	583
New Albertsons, Inc.	DUB	(1.000%)	03/20/2011	1.899%	39,900	336	402	(66)
New York Times Co.	BNP	(1.000%)	03/20/2015	2.081%	11,300	547	684	(137)
New York Times Co.	DUB	(5.000%)	03/20/2015	2.081%	10,630	(1,412)	(952)	(460)
New York Times Co.	GSC	(1.000%)	03/20/2015	2.081%	5,000	242	235	7
Newell Rubbermaid, Inc.	BOA	(2.710%)	06/20/2019	1.496%	12,000	(1,100)	0	(1,100)
Newell Rubbermaid, Inc.	UBS	(1.790%)	06/20/2018	1.420%	19,000	(495)	0	(495)
NiSource Finance Corp.	RBS	(0.540%)	03/20/2013	1.001%	12,400	164	0	164
Office Depot, Inc.	DUB	(5.000%)	09/20/2013	3.040%	37,000	(2,387)	524	(2,911)
Office Depot, Inc.	GSC	(5.000%)	09/20/2013	3.040%	10,000	(645)	64	(709)
Omnicom Group, Inc.	MSC	(0.380%)	06/20/2016	0.879%	9,600	271	0	271
ONEOK Partners LP	JPM	(0.660%)	12/20/2016	1.035%	10,200	227	0	227
ORIX Corp.	MLP	(0.280%)	12/20/2011	1.448%	20,000	397	0	397
Packaging Corp. of America	CSFB	(0.940%)	09/20/2013	0.715%	10,000	(79)	0	(79)
Pactiv Corp.	BOA	(1.230%)	03/20/2018	1.545%	6,745	140	182	(42)
Pearson Dollar Finance PLC	BCLY	(0.610%)	06/20/2013	0.434%	25,000	(144)	0	(144)
Pearson Dollar Finance PLC	BCLY	(0.730%)	06/20/2018	0.695%	7,000	(19)	0	(19)
Pearson Dollar Finance PLC	BCLY	(0.770%)	06/20/2018	0.695%	10,000	(56)	0	(56)
Pearson Dollar Finance PLC	DUB	(0.720%)	06/20/2018	0.695%	11,000	(22)	0	(22)
Pearson Dollar Finance PLC	JPM	(0.830%)	06/20/2014	0.512%	5,000	(66)	5	(71)
Pioneer Natural Resources Co.	MSC	(1.000%)	09/20/2016	1.924%	20,835	1,071	1,533	(462)
PMI Group, Inc.	JPM	(0.460%)	09/20/2016	13.241%	9,500	3,988	0	3,988
Pulte Homes, Inc.	BNP	(1.000%)	03/20/2013	1.430%	10,250	124	180	(56)
Pulte Homes, Inc.	BNP	(1.000%)	03/20/2014	1.664%	35,000	854	1,578	(724)
Pulte Homes, Inc.	DUB	(1.000%)	09/20/2011	1.069%	15,400	11	57	(46)
Qwest Corp.	BOA	(2.500%)	06/20/2013	1.258%	5,000	(197)	363	(560)
Qwest Corp.	MSC	(4.320%)	06/20/2013	1.258%	2,000	(193)	0	(193)
RadioShack Corp.	BOA	(1.250%)	06/20/2011	1.093%	10,000	(23)	0	(23)
RadioShack Corp.	MLP	(2.250%)	06/20/2011	1.093%	35,200	(519)	0	(519)
Reed Elsevier Capital, Inc.	MLP	(0.290%)	06/20/2012	0.351%	5,000	6	0	6
Rexam PLC	BCLY	(1.450%)	06/20/2013	0.813%	12,500	(255)	981	(1,236)
Rexam PLC	RBS	(1.450%)	06/20/2013	0.813%	4,000	(82)	273	(355)
Rohm and Haas Co.	BNP	(1.000%)	09/20/2017	0.930%	30,000	(147)	(437)	290
Rohm and Haas Co.	BNP	(1.600%)	09/20/2017	0.945%	4,665	(203)	0	(203)
Rohm and Haas Co.	BOA	(0.700%)	09/20/2017	0.945%	13,425	214	0	214
Rohm and Haas Co.	BOA	(1.000%)	09/20/2017	0.930%	1,500	(8)	(17)	9
Rohm and Haas Co.	CITI	(0.540%)	09/20/2017	0.945%	7,000	186	0	186
RPM International, Inc.	BCLY	(1.460%)	03/20/2018	1.376%	2,800	(17)	0	(17)
RPM International, Inc.	BOA	(1.030%)	03/20/2018	1.376%	9,000	209	399	(190)
RPM International, Inc.	GSC	(1.000%)	03/20/2018	1.355%	15,000	356	219	137
RR Donnelley & Sons Co.	BOA	(5.000%)	09/20/2016	2.190%	17,300	(2,719)	(1,598)	(1,121)
RR Donnelley & Sons Co.	BOA	(3.500%)	03/20/2019	2.405%	25,000	(1,928)	0	(1,928)
RR Donnelley & Sons Co.	DUB	(1.000%)	03/20/2012	1.093%	42,000	64	(84)	148
RR Donnelley & Sons Co.	DUB	(3.250%)	03/20/2017	2.255%	10,000	(592)	0	(592)
RR Donnelley & Sons Co.	GSC	(1.000%)	09/20/2016	2.190%	7,700	506	962	(456)
Ryder System, Inc.	BCLY	(3.540%)	03/20/2013	1.249%	10,000	(669)	0	(669)
Ryder System, Inc.	BOA	(1.490%)	09/20/2015	1.606%	7,900	42	0	42
Ryder System, Inc.	BOA	(1.730%)	09/20/2015	1.606%	4,400	(29)	0	(29)
Ryder System, Inc.	CITI	(3.060%)	03/20/2013	1.249%	8,690	(460)	0	(460)
Ryder System, Inc.	GSC	(1.700%)	09/20/2015	1.606%	200	(1)	0	(1)
Ryder System, Inc.	JPM	(0.270%)	06/20/2011	0.846%	5,300	37	0	37
Ryland Group, Inc.	BCLY	(1.000%)	06/20/2017	1.644%	2,200	87	159	(72)

Ryland Group, Inc.	BNP	(1.000%)	06/20/2017	1.644%	28,500	1,123	1,699	(576)
Ryland Group, Inc.	DUB	(1.000%)	06/20/2012	0.908%	13,705	(31)	139	(170)
Ryland Group, Inc.	DUB	(1.000%)	03/20/2015	1.487%	9,000	198	668	(470)
Ryland Group, Inc.	RBS	(1.000%)	06/20/2017	1.644%	900	35	67	(32)
SCA Finans AB	DUB	(0.810%)	09/20/2015	0.727%	5,250	(23)	664	(687)
Seagate Technology HDD Holdings	GSC	(1.000%)	12/20/2011	1.028%	20,800	4	198	(194)
Seagate Technology HDD Holdings	JPM	(2.250%)	12/20/2011	1.028%	11,100	(240)	735	(975)
Sealed Air Corp.	BOA	(1.060%)	09/20/2013	0.980%	9,250	(28)	517	(545)
Sempra Energy	DUB	(1.250%)	03/20/2019	1.029%	15,000	(255)	0	(255)
Simon Property Group LP	GSC	(1.470%)	12/20/2016	1.494%	8,400	8	1,023	(1,015)
Simon Property Group LP	GSC	(3.010%)	12/20/2016	1.494%	3,300	(296)	0	(296)
Simon Property Group LP	JPM	(0.180%)	06/20/2010	0.592%	8,000	7	0	7
Simon Property Group LP	MSC	(1.120%)	06/20/2016	1.473%	10,000	192	1,361	(1,169)
Simon Property Group LP	MSC	(0.885%)	06/20/2018	1.561%	2,000	92	268	(176)
Simon Property Group LP	RBS	(0.220%)	09/20/2011	0.713%	5,100	37	0	37
Simon Property Group LP	RBS	(1.060%)	03/20/2017	1.502%	8,000	211	1,135	(924)
Spectra Energy Capital LLC	DUB	(1.200%)	06/20/2018	0.911%	1,200	(25)	52	(77)
Spectra Energy Capital LLC	MSC	(1.150%)	06/20/2018	0.911%	2,500	(43)	120	(163)
Spectra Energy Capital LLC	RBS	(2.000%)	03/20/2014	0.567%	24,000	(1,333)	0	(1,333)
Sprint Capital Corp.	BCLY	(3.630%)	03/20/2012	3.332%	11,000	(73)	0	(73)
Staples, Inc.	BOA	(3.750%)	03/20/2014	0.602%	18,000	(2,191)	0	(2,191)
Starwood Hotels & Resorts Worldwide, Inc.	BNP	(1.000%)	03/20/2013	1.087%	10,000	22	143	(121)
Starwood Hotels & Resorts Worldwide, Inc.	BNP	(1.000%)	12/20/2014	1.465%	47,000	945	1,741	(796)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%)	06/20/2012	0.936%	33,000	(56)	(32)	(24)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%)	06/20/2012	0.936%	5,500	(499)	(167)	(332)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%)	03/20/2013	1.087%	8,500	19	143	(124)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%)	03/20/2013	1.087%	2,000	(229)	(97)	(132)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%)	12/20/2015	1.604%	5,500	169	396	(227)
Tate & Lyle International Finance PLC	BCLY	(1.250%)	12/20/2014	0.939%	12,000	(170)	0	(170)
Temple-Inland, Inc.	BCLY	(1.000%)	06/20/2012	0.726%	6,000	(38)	61	(99)
Temple-Inland, Inc.	BNP	(6.670%)	03/20/2018	1.664%	7,430	(2,488)	0	(2,488)
Temple-Inland, Inc.	BOA	(1.000%)	03/20/2018	1.638%	4,000	169	209	(40)
Temple-Inland, Inc.	JPM	(1.000%)	03/20/2016	1.511%	5,000	135	157	(22)
Toll Brothers Finance Corp.	BCLY	(1.000%)	12/20/2017	1.690%	36,000	1,594	1,746	(152)
Toll Brothers Finance Corp.	BCLY	(5.000%)	12/20/2017	1.690%	32,500	(6,987)	(6,822)	(165)
Toll Brothers Finance Corp.	BNP	(1.000%)	06/20/2015	1.520%	10,000	244	262	(18)
Toll Brothers Finance Corp.	BNP	(1.000%)	12/20/2017	1.690%	15,000	664	814	(150)
Toll Brothers Finance Corp.	BOA	(1.000%)	12/20/2019	1.828%	7,000	436	251	185
Toll Brothers Finance Corp.	GSC	(1.000%)	12/20/2017	1.690%	2,700	120	71	49
Toll Brothers Finance Corp.	MSC	(1.390%)	09/20/2013	1.216%	9,800	(61)	0	(61)
Tyco Electronics Group S.A.	DUB	(0.950%)	12/20/2017	0.872%	7,500	(42)	494	(536)
Tyco Electronics Group S.A.	GSC	(1.530%)	12/20/2012	0.539%	6,500	(176)	0	(176)
Tyson Foods, Inc.	BNP	(1.000%)	03/20/2014	1.270%	4,000	40	136	(96)
Tyson Foods, Inc.	DUB	(1.000%)	12/20/2011	0.861%	49,500	(132)	1,078	(1,210)
Tyson Foods, Inc.	GSC	(1.000%)	03/20/2014	1.270%	31,000	307	1,474	(1,167)
Tyson Foods, Inc.	JPM	(1.000%)	03/20/2014	1.270%	12,000	119	795	(676)
Tyson Foods, Inc.	RBS	(3.200%)	12/20/2011	0.874%	25,000	(1,020)	0	(1,020)
Tyson Foods, Inc.	RBS	(3.250%)	06/20/2016	1.647%	19,000	(1,690)	0	(1,690)
Universal Corp.	DUB	(1.000%)	09/20/2011	0.681%	10,000	(50)	(110)	60
Universal Corp.	DUB	(1.000%)	12/20/2014	1.296%	33,000	421	580	(159)
Universal Health Services, Inc.	BOA	(0.787%)	06/20/2016	1.376%	2,575	83	128	(45)
Universal Health Services, Inc.	BOA	(1.250%)	06/20/2016	1.376%	8,000	53	303	(250)
Universal Health Services, Inc.	BOA	(1.610%)	06/20/2016	1.376%	7,000	(94)	50	(144)
UST, Inc.	BCLY	(0.700%)	03/20/2018	0.287%	24,000	(713)	0	(713)
UST, Inc.	CITI	(1.000%)	03/20/2018	0.282%	2,500	(129)	(133)	4
Vivendi S.A.	BCLY	(1.510%)	06/20/2018	1.116%	20,000	(559)	0	(559)
Vivendi S.A.	BOA	(1.200%)	06/20/2013	0.761%	10,000	(141)	102	(243)
Vivendi S.A.	BOA	(1.280%)	06/20/2013	0.761%	30,000	(500)	204	(704)
Vivendi S.A.	CSFB	(1.465%)	06/20/2018	1.116%	8,000	(198)	12	(210)
Vivendi S.A.	CSFB	(1.540%)	06/20/2018	1.116%	4,700	(141)	7	(148)
Vivendi S.A.	DUB	(1.000%)	06/20/2018	1.116%	15,000	118	0	118
Vivendi S.A.	RBS	(1.500%)	06/20/2018	1.116%	20,000	(545)	29	(574)

VTB Capital S.A.	BCLY	(2.150%)	05/20/2013	2.538%	15,000	55	6,476	(6,421)
Waste Management, Inc.	CITI	(1.300%)	03/20/2019	1.110%	12,000	(175)	0	(175)
Weatherford International, Inc.	BCLY	(0.790%)	06/20/2012	0.562%	16,500	(87)	586	(673)
Wesfarmers Ltd.	BCLY	(2.235%)	06/20/2013	0.613%	25,000	(1,293)	373	(1,666)
Wesfarmers Ltd.	GSC	(2.510%)	06/20/2013	0.613%	23,200	(1,403)	0	(1,403)
Westvaco Corp.	JPM	(1.000%)	09/20/2019	1.429%	20,000	654	318	336
XL Capital Finance Europe PLC	BCLY	(0.310%)	03/20/2012	0.695%	10,600	79	0	79
XL Capital Ltd.	CSFB	(1.410%)	09/20/2014	1.000%	1,600	(28)	435	(463)
Xstrata Finance Canada Ltd.	JPM	(0.290%)	12/20/2011	0.604%	11,250	60	0	60

						$(37,874)	$64,823	$(102,697)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	CITI	4.300%	12/20/2013	0.691%	18,000	$2,362	$0	$2,362
American International Group, Inc.	BCLY	1.800%	03/20/2013	2.008%	3,700	(20)	0	(20)
American International Group, Inc.	BCLY	1.815%	03/20/2013	2.008%	9,150	(46)	0	(46)
American International Group, Inc.	BCLY	1.130%	06/20/2013	2.073%	9,100	(259)	0	(259)
American International Group, Inc.	BCLY	6.500%	12/20/2013	2.291%	20,000	2,954	0	2,954
American International Group, Inc.	BOA	5.000%	12/20/2010	0.700%	25,000	818	(1,000)	1,818
American International Group, Inc.	BOA	5.000%	12/20/2011	1.533%	45,000	2,725	(1,350)	4,075
American International Group, Inc.	CITI	5.000%	03/20/2012	1.626%	10,000	669	331	338
American International Group, Inc.	CITI	6.550%	12/20/2013	2.291%	25,000	3,736	0	3,736
American International Group, Inc.	CSFB	1.810%	03/20/2013	2.008%	6,000	(31)	0	(31)
American International Group, Inc.	CSFB	2.270%	03/20/2013	2.008%	5,000	40	0	40
American International Group, Inc.	DUB	5.000%	09/20/2010	0.699%	15,000	330	0	330
American International Group, Inc.	DUB	5.000%	12/20/2011	1.533%	60,000	3,633	(2,200)	5,833
American International Group, Inc.	DUB	1.120%	06/20/2013	2.073%	10,700	(308)	0	(308)
American International Group, Inc.	DUB	1.130%	06/20/2013	2.073%	200	(6)	0	(6)
American International Group, Inc.	GSC	5.000%	06/20/2010	0.699%	4,000	44	(640)	684
American International Group, Inc.	GSC	5.000%	09/20/2011	1.407%	17,400	942	(4,002)	4,944
American International Group, Inc.	GSC	1.150%	06/20/2013	2.073%	10,000	(279)	0	(279)
American International Group, Inc.	GSC	1.650%	06/20/2013	2.073%	17,000	(212)	0	(212)
American International Group, Inc.	UBS	5.000%	12/20/2010	0.700%	25,000	818	(1,000)	1,818
American International Group, Inc.	UBS	5.000%	12/20/2011	1.533%	50,000	3,028	(2,500)	5,528
American International Group, Inc.	UBS	2.250%	03/20/2013	2.008%	1,000	7	0	7
Australia Government Bond	DUB	1.000%	03/20/2015	0.365%	150,000	4,551	2,589	1,962
Australia Government Bond	UBS	1.000%	03/20/2015	0.365%	50,000	1,517	693	824
Bank of America Corp.	BCLY	1.000%	06/20/2010	0.703%	15,000	14	49	(35)
Bank of America Corp.	BNP	1.000%	06/20/2010	0.703%	15,000	15	44	(29)
Bank of America Corp.	CITI	1.000%	06/20/2010	0.703%	20,000	19	36	(17)
Bank of America Corp.	JPM	1.000%	06/20/2010	0.703%	10,000	9	27	(18)
Berkshire Hathaway Finance Corp.	BCLY	1.012%	09/20/2013	0.768%	20,000	171	0	171
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2015	0.982%	65,000	72	(1,169)	1,241
Berkshire Hathaway Finance Corp.	BNP	1.000%	03/20/2015	0.982%	25,000	28	(468)	496
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.982%	162,200	(96)	(2,827)	2,731
Berkshire Hathaway Finance Corp.	CITI	1.000%	03/20/2015	0.982%	25,000	28	(434)	462
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	0.949%	25,000	64	(494)	558
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	0.982%	65,000	72	(932)	1,004
Berkshire Hathaway Finance Corp.	GSC	1.000%	03/20/2015	0.982%	111,400	124	(1,717)	1,841
Berkshire Hathaway Finance Corp.	MSC	1.000%	03/20/2015	0.982%	77,000	86	(1,444)	1,530
Berkshire Hathaway Finance Corp.	UBS	1.000%	03/20/2015	0.982%	3,300	3	(60)	63
Brazil Government International Bond	BCLY	1.400%	05/20/2010	0.560%	25,000	157	0	157
Brazil Government International Bond	BCLY	0.980%	01/20/2012	0.844%	15,000	66	0	66
Brazil Government International Bond	BCLY	1.620%	03/20/2013	1.000%	20,900	385	0	385
Brazil Government International Bond	BCLY	1.000%	03/20/2015	1.279%	75,000	(949)	(1,413)	464
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.308%	27,100	(397)	(390)	(7)
Brazil Government International Bond	CSFB	1.000%	12/20/2010	0.559%	55,000	192	199	(7)
Brazil Government International Bond	CSFB	2.090%	05/20/2016	1.377%	10,000	470	0	470
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.559%	65,000	228	248	(20)

Brazil Government International Bond	DUB	1.000%	03/20/2011	0.649%	20,000	74	97	(23)
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.844%	7,500	33	0	33
Brazil Government International Bond	GSC	1.000%	03/20/2011	0.649%	15,000	56	39	17
Brazil Government International Bond	GSC	1.000%	03/20/2015	1.279%	100,000	(1,266)	(1,931)	665
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.308%	30,800	(451)	(414)	(37)
Brazil Government International Bond	HSBC	1.000%	12/20/2010	0.559%	25,000	87	102	(15)
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.559%	75,000	262	309	(47)
Brazil Government International Bond	JPM	1.000%	03/20/2015	1.279%	25,000	(316)	(506)	190
Brazil Government International Bond	MLP	1.710%	05/20/2013	1.016%	15,000	412	0	412
Brazil Government International Bond	MLP	1.950%	04/20/2016	1.372%	300	12	0	12
Brazil Government International Bond	MSC	1.140%	11/20/2011	0.814%	50,000	476	0	476
Brazil Government International Bond	MSC	1.660%	03/20/2013	1.000%	47,000	921	0	921
Brazil Government International Bond	MSC	1.770%	09/20/2014	1.215%	15,000	358	0	358
Brazil Government International Bond	MSC	1.520%	01/20/2017	1.412%	6,000	57	0	57
Brazil Government International Bond	RBS	1.000%	03/20/2011	0.649%	50,000	186	225	(39)
Brazil Government International Bond	RBS	1.000%	03/20/2015	1.279%	50,000	(633)	(989)	356
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.649%	20,000	74	94	(20)
California State General Obligation Notes, Series 2005	GSC	0.610%	03/20/2018	1.994%	25,000	(1,960)	0	(1,960)
Canada Government Bond	GSC	1.000%	03/20/2015	0.394%	10,000	290	243	47
China Government International Bond	BCLY	1.000%	03/20/2015	0.594%	50,000	970	520	450
China Government International Bond	BOA	0.780%	12/20/2014	0.572%	50,000	480	0	480
China Government International Bond	CSFB	1.000%	03/20/2015	0.594%	85,000	1,648	410	1,238
China Government International Bond	DUB	1.000%	03/20/2015	0.594%	30,000	582	312	270
China Government International Bond	JPM	1.000%	03/20/2015	0.594%	35,000	679	157	522
China Government International Bond	MSC	1.000%	03/20/2015	0.594%	100,000	1,940	463	1,477
China Government International Bond	RBS	1.000%	03/20/2015	0.594%	20,000	388	198	190
China Government International Bond	UBS	1.000%	03/20/2015	0.594%	25,000	485	119	366
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.789%	61,400	143	(410)	553
Citigroup, Inc.	BNP	1.000%	03/20/2011	0.789%	19,800	47	(105)	152
Citigroup, Inc.	BOA	1.000%	03/20/2011	0.789%	55,000	128	(370)	498
Citigroup, Inc.	DUB	1.000%	06/20/2010	0.600%	20,000	23	(6)	29
Citigroup, Inc.	GSC	1.000%	03/20/2011	0.789%	30,100	70	(171)	241
Citigroup, Inc.	MSC	1.000%	12/20/2010	0.600%	50,000	159	(182)	341
Citigroup, Inc.	UBS	1.000%	03/20/2011	0.789%	111,400	260	(637)	897
Colombia Government International Bond	BCLY	2.200%	05/20/2010	0.678%	25,000	254	0	254
Daimler Finance N.A. LLC	DUB	5.050%	09/20/2012	2.829%	6,000	299	0	299
El Paso Corp.	CITI	5.000%	06/20/2012	1.463%	3,900	307	(193)	500
Emirate of Abu Dhabi	CITI	1.000%	12/20/2014	1.083%	$6,000	(21)	(154)	133
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2014	1.083%	6,000	(21)	(154)	133
Emirate of Abu Dhabi	DUB	1.000%	12/20/2014	1.083%	5,000	(17)	(185)	168
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.533%	16,000	77	11	66
Emirate of Abu Dhabi	GSC	1.000%	12/20/2014	1.083%	16,000	(55)	(453)	398
Emirate of Abu Dhabi	JPM	1.000%	12/20/2014	1.083%	5,000	(17)	(185)	168
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	1.083%	17,000	(58)	(460)	402
Florida State Board of Education General Obligation Notes, Series 2005	CITI	0.470%	03/20/2018	1.050%	10,000	(345)	0	(345)
Ford Motor Credit Co. LLC	BCLY	4.150%	09/20/2012	2.742%	10,000	338	0	338
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	2.742%	4,100	297	0	297
Ford Motor Credit Co. LLC	BNP	4.450%	06/20/2011	2.068%	10,000	298	0	298
Ford Motor Credit Co. LLC	CITI	5.800%	09/20/2012	2.742%	10,000	725	0	725
Ford Motor Credit Co. LLC	CITI	5.000%	12/20/2014	3.158%	7,400	551	(160)	711
Ford Motor Credit Co. LLC	DUB	4.760%	06/20/2011	2.068%	10,000	336	0	336
Ford Motor Credit Co. LLC	DUB	4.770%	06/20/2011	2.068%	10,000	338	0	338
Ford Motor Credit Co. LLC	DUB	4.830%	06/20/2011	2.068%	10,000	345	0	345
Ford Motor Credit Co. LLC	DUB	4.920%	06/20/2011	2.068%	10,000	356	0	356
Ford Motor Credit Co. LLC	DUB	5.020%	06/20/2011	2.068%	3,000	111	0	111
Ford Motor Credit Co. LLC	DUB	4.620%	09/20/2011	2.291%	25,000	869	0	869
Ford Motor Credit Co. LLC	DUB	3.850%	09/20/2012	2.742%	10,000	268	0	268
Ford Motor Credit Co. LLC	DUB	5.650%	09/20/2012	2.742%	3,500	242	0	242
Ford Motor Credit Co. LLC	DUB	5.750%	09/20/2012	2.742%	10,000	714	0	714
Ford Motor Credit Co. LLC	DUB	5.850%	09/20/2012	2.742%	10,000	737	0	737
Ford Motor Credit Co. LLC	GSC	5.050%	06/20/2011	2.068%	10,000	372	0	372
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	2.742%	5,800	155	0	155

Ford Motor Credit Co. LLC	GSC	5.700%	09/20/2012	2.742%	10,000	702	0	702
Ford Motor Credit Co. LLC	GSC	5.850%	09/20/2012	2.742%	12,800	944	0	944
Ford Motor Credit Co. LLC	JPM	4.150%	06/20/2010	1.950%	10,000	61	0	61
Ford Motor Credit Co. LLC	JPM	4.600%	06/20/2011	2.068%	15,000	475	0	475
Ford Motor Credit Co. LLC	JPM	5.320%	06/20/2011	2.068%	10,000	405	0	405
Ford Motor Credit Co. LLC	JPM	5.620%	09/20/2012	2.742%	10,000	683	0	683
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	2.742%	8,000	571	0	571
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	2.742%	5,100	348	0	348
Ford Motor Credit Co. LLC	MSC	4.750%	03/20/2011	2.024%	10,000	275	0	275
Ford Motor Credit Co. LLC	MSC	4.500%	06/20/2011	2.068%	20,000	609	0	609
Ford Motor Credit Co. LLC	UBS	5.350%	12/20/2010	1.951%	10,000	260	0	260
Ford Motor Credit Co. LLC	UBS	4.750%	03/20/2011	2.024%	5,000	137	0	137
Ford Motor Credit Co. LLC	UBS	4.470%	06/20/2011	2.068%	25,000	752	0	752
Ford Motor Credit Co. LLC	UBS	4.800%	06/20/2011	2.068%	25,000	854	0	854
France Government Bond OAT	BCLY	0.250%	03/20/2015	0.448%	100,000	(926)	(1,689)	763
France Government Bond OAT	BOA	0.250%	03/20/2015	0.448%	71,800	(665)	(1,230)	565
France Government Bond OAT	CITI	0.250%	03/20/2015	0.448%	65,000	(602)	(1,053)	451
France Government Bond OAT	DUB	0.250%	03/20/2015	0.448%	50,000	(464)	(631)	167
France Government Bond OAT	GSC	0.250%	03/20/2015	0.448%	211,600	(1,960)	(3,388)	1,428
France Government Bond OAT	JPM	0.250%	03/20/2015	0.448%	30,000	(278)	0	(278)
France Government Bond OAT	RBS	0.250%	03/20/2015	0.448%	70,300	(651)	(1,205)	554
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	0.926%	6,500	(1)	0	(1)
General Electric Capital Corp.	BCLY	0.850%	06/20/2010	0.926%	17,500	1	0	1
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	0.926%	52,100	38	0	38
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	0.926%	7,200	2	0	2
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	0.944%	32,500	(97)	0	(97)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	1.218%	22,300	1,875	459	1,416
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.294%	33,800	(579)	0	(579)
General Electric Capital Corp.	BCLY	0.910%	03/20/2013	1.314%	50,000	(568)	0	(568)
General Electric Capital Corp.	BCLY	1.580%	03/20/2013	1.314%	25,000	202	0	202
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	1.332%	40,000	(50)	0	(50)
General Electric Capital Corp.	BCLY	4.050%	12/20/2013	1.363%	25,000	2,400	0	2,400
General Electric Capital Corp.	BCLY	4.800%	12/20/2013	1.363%	30,000	3,680	0	3,680
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	1.365%	20,000	2,900	560	2,340
General Electric Capital Corp.	BCLY	1.000%	12/20/2014	1.396%	50,000	(848)	(2,557)	1,709
General Electric Capital Corp.	BNP	1.000%	09/20/2010	0.911%	2,000	1	(25)	26
General Electric Capital Corp.	BNP	0.940%	12/20/2010	0.926%	22,800	8	0	8
General Electric Capital Corp.	BNP	0.800%	06/20/2011	0.956%	10,000	(17)	0	(17)
General Electric Capital Corp.	BNP	5.000%	09/20/2011	1.046%	14,400	857	674	183
General Electric Capital Corp.	BNP	1.000%	03/20/2012	1.175%	25,000	(78)	(498)	420
General Electric Capital Corp.	BNP	4.700%	12/20/2013	1.363%	7,300	870	0	870
General Electric Capital Corp.	BNP	1.000%	12/20/2014	1.396%	34,400	(583)	(1,730)	1,147
General Electric Capital Corp.	BOA	0.800%	06/20/2010	0.926%	25,000	(1)	0	(1)
General Electric Capital Corp.	BOA	5.000%	06/20/2010	0.911%	15,300	161	(421)	582
General Electric Capital Corp.	BOA	1.000%	06/20/2011	0.941%	60,400	60	(738)	798
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.046%	49,000	2,915	2,591	324
General Electric Capital Corp.	BOA	1.000%	03/20/2012	1.175%	100,000	(313)	(2,105)	1,792
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.218%	25,000	2,103	332	1,771
General Electric Capital Corp.	BOA	5.000%	06/20/2014	1.365%	120,500	17,476	4,012	13,464
General Electric Capital Corp.	BOA	1.000%	12/20/2014	1.396%	25,000	(424)	(1,123)	699
General Electric Capital Corp.	CITI	1.100%	06/20/2010	0.926%	26,400	18	0	18
General Electric Capital Corp.	CITI	5.000%	06/20/2010	0.911%	12,400	131	(292)	423
General Electric Capital Corp.	CITI	1.000%	09/20/2010	0.911%	25,000	18	(236)	254
General Electric Capital Corp.	CITI	1.120%	12/20/2010	0.926%	8,600	15	0	15
General Electric Capital Corp.	CITI	5.000%	06/20/2011	0.941%	7,000	357	(340)	697
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.363%	17,300	1,630	0	1,630
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.363%	57,300	6,061	0	6,061
General Electric Capital Corp.	CITI	4.800%	12/20/2013	1.363%	50,000	6,134	0	6,134
General Electric Capital Corp.	CITI	4.875%	12/20/2013	1.363%	46,900	5,878	0	5,878
General Electric Capital Corp.	CITI	3.800%	03/20/2014	1.375%	30,000	2,751	0	2,751
General Electric Capital Corp.	CITI	3.820%	03/20/2014	1.375%	50,000	4,623	0	4,623
General Electric Capital Corp.	CITI	3.850%	03/20/2014	1.375%	25,900	2,424	0	2,424

General Electric Capital Corp.	CITI	3.950%	03/20/2014	1.375%	15,000	1,460	0	1,460
General Electric Capital Corp.	CITI	4.000%	03/20/2014	1.375%	50,000	4,962	0	4,962
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.381%	50,000	7,592	1,187	6,405
General Electric Capital Corp.	CITI	1.000%	12/20/2014	1.396%	25,000	(424)	(1,123)	699
General Electric Capital Corp.	DUB	0.800%	06/20/2010	0.926%	20,200	(1)	0	(1)
General Electric Capital Corp.	DUB	1.020%	06/20/2010	0.926%	26,400	13	0	13
General Electric Capital Corp.	DUB	1.000%	09/20/2010	0.911%	8,500	6	(95)	101
General Electric Capital Corp.	DUB	1.070%	09/20/2010	0.926%	21,900	22	0	22
General Electric Capital Corp.	DUB	0.950%	12/20/2010	0.926%	10,400	5	0	5
General Electric Capital Corp.	DUB	1.000%	03/20/2011	0.929%	6,000	6	(46)	52
General Electric Capital Corp.	DUB	5.000%	03/20/2011	0.944%	1,100	45	(71)	116
General Electric Capital Corp.	DUB	1.000%	09/20/2011	1.046%	10,000	(4)	(285)	281
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.063%	900	6	0	6
General Electric Capital Corp.	DUB	5.000%	06/20/2013	1.311%	55,000	6,360	1,269	5,091
General Electric Capital Corp.	DUB	5.000%	09/20/2013	1.328%	30,000	3,697	634	3,063
General Electric Capital Corp.	DUB	4.300%	12/20/2013	1.363%	24,700	2,591	0	2,591
General Electric Capital Corp.	DUB	4.800%	12/20/2013	1.363%	20,000	2,453	0	2,453
General Electric Capital Corp.	DUB	4.900%	12/20/2013	1.363%	34,100	4,304	0	4,304
General Electric Capital Corp.	DUB	4.000%	03/20/2014	1.375%	10,000	992	0	992
General Electric Capital Corp.	DUB	4.050%	03/20/2014	1.375%	25,000	2,528	0	2,528
General Electric Capital Corp.	DUB	5.000%	06/20/2014	1.365%	49,800	7,223	1,615	5,608
General Electric Capital Corp.	GSC	0.900%	12/20/2010	0.926%	6,400	0	0	0
General Electric Capital Corp.	GSC	8.000%	03/20/2011	0.944%	2,900	206	0	206
General Electric Capital Corp.	GSC	0.960%	06/20/2011	0.956%	14,000	4	0	4
General Electric Capital Corp.	GSC	5.000%	06/20/2011	0.941%	16,400	837	245	592
General Electric Capital Corp.	GSC	1.000%	03/20/2012	1.175%	450,000	(1,409)	(9,525)	8,116
General Electric Capital Corp.	GSC	1.280%	06/20/2013	1.332%	10,000	(12)	0	(12)
General Electric Capital Corp.	JPM	5.000%	06/20/2010	0.911%	100	1	(4)	5
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.046%	24,200	1,439	1,250	189
General Electric Capital Corp.	JPM	1.000%	06/20/2012	1.218%	9,300	(42)	(220)	178
General Electric Capital Corp.	JPM	1.000%	12/20/2014	1.396%	75,000	(1,272)	(3,867)	2,595
General Electric Capital Corp.	JPM	0.280%	03/20/2016	1.476%	10,000	(633)	0	(633)
General Electric Capital Corp.	MLP	0.800%	06/20/2010	0.926%	15,000	(1)	0	(1)
General Electric Capital Corp.	MSC	1.000%	09/20/2011	1.046%	5,500	(3)	(85)	82
General Electric Capital Corp.	MSC	1.000%	12/20/2014	1.396%	50,000	(849)	(2,368)	1,519
General Electric Capital Corp.	UBS	1.000%	09/20/2010	0.911%	43,000	30	(407)	437
General Electric Capital Corp.	UBS	1.000%	03/20/2012	1.175%	100,000	(313)	(2,045)	1,732
General Electric Capital Corp.	UBS	1.000%	12/20/2014	1.396%	65,000	(1,103)	(3,362)	2,259
GMAC, Inc.	DUB	4.000%	09/20/2012	2.917%	10,000	261	0	261
GMAC, Inc.	GSC	5.000%	03/20/2020	3.644%	30,000	2,553	1,141	1,412
GMAC, Inc.	JPM	3.750%	09/20/2012	2.917%	12,000	243	0	243
Goldman Sachs Group, Inc.	BOA	1.000%	12/20/2010	0.394%	28,000	131	90	41
Goldman Sachs Group, Inc.	CITI	1.000%	03/20/2011	0.573%	10,000	45	11	34
Goldman Sachs Group, Inc.	UBS	1.000%	06/20/2010	0.394%	39,500	65	106	(41)
HSBC Finance Corp.	CITI	1.000%	09/20/2010	0.625%	4,400	9	(67)	76
HSBC Finance Corp.	DUB	5.000%	12/20/2011	0.595%	355	28	19	9
Indonesia Government International Bond	DUB	1.200%	12/20/2010	0.691%	25,000	101	0	101
Indonesia Government International Bond	MSC	1.250%	12/20/2010	0.691%	30,000	133	0	133
Indonesia Government International Bond	RBS	1.310%	12/20/2011	0.975%	44,300	271	0	271
Indonesia Government International Bond	RBS	1.330%	12/20/2011	0.975%	50,000	323	0	323
Indonesia Government International Bond	RBS	1.085%	03/20/2012	1.018%	24,270	39	0	39
International Lease Finance Corp.	BCLY	5.000%	06/20/2010	1.833%	55,000	467	(962)	1,429
International Lease Finance Corp.	BCLY	5.000%	09/20/2010	1.833%	15,000	246	(488)	734
International Lease Finance Corp.	BCLY	5.000%	12/20/2010	1.833%	28,000	680	(2,175)	2,855
International Lease Finance Corp.	CITI	5.000%	09/20/2010	1.833%	15,000	247	(262)	509
International Lease Finance Corp.	DUB	5.000%	06/20/2010	1.833%	15,000	127	(975)	1,102
International Lease Finance Corp.	DUB	5.000%	09/20/2010	1.833%	5,000	82	(450)	532
International Lease Finance Corp.	JPM	5.000%	09/20/2010	1.833%	2,500	41	(200)	241
International Lease Finance Corp.	JPM	5.000%	12/20/2010	1.833%	5,000	122	(412)	534
International Lease Finance Corp.	UBS	5.000%	12/20/2010	1.833%	10,000	243	(900)	1,143
International Lease Finance Corp.	UBS	5.000%	03/20/2011	2.235%	10,000	280	(800)	1,080
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.607%	75,000	1,415	703	712

Japan Government International Bond	BOA	1.000%	03/20/2015	0.607%	131,700	2,484	1,057	1,427
Japan Government International Bond	DUB	1.000%	03/20/2015	0.607%	28,700	542	220	322
Japan Government International Bond	GSC	1.000%	03/20/2015	0.607%	217,800	4,109	1,785	2,324
Japan Government International Bond	RBS	1.000%	03/20/2015	0.607%	35,000	724	354	370
JPMorgan Chase & Co.	BNP	0.930%	03/20/2013	0.464%	10,000	139	0	139
JPMorgan Chase & Co.	MSC	0.860%	03/20/2013	0.464%	9,000	106	0	106
JSC Gazprom	JPM	0.970%	10/20/2012	1.698%	45,400	(623)	0	(623)
JSC Gazprom	JPM	1.020%	10/20/2012	1.698%	45,400	(557)	0	(557)
JSC Gazprom	JPM	2.170%	02/20/2013	1.765%	58,600	797	0	797
JSC Gazprom	JPM	2.180%	02/20/2013	1.765%	49,900	693	0	693
JSC Gazprom	MSC	0.870%	11/20/2011	1.473%	50,000	(331)	0	(331)
JSC Gazprom	MSC	2.180%	02/20/2013	1.765%	29,600	411	0	411
Korea Government Bond	BCLY	0.550%	12/20/2010	0.378%	25,000	35	0	35
Korea Government Bond	CITI	0.540%	12/20/2010	0.378%	10,000	13	0	13
Korea Government Bond	DUB	1.000%	03/20/2011	0.423%	20,000	118	81	37
Korea Government Bond	GSC	1.000%	03/20/2011	0.423%	9,000	54	42	12
Korea Government Bond	JPM	0.600%	12/20/2010	0.359%	25,000	48	0	48
Merrill Lynch & Co., Inc.	BCLY	1.000%	12/20/2010	0.539%	50,000	182	(40)	222
Merrill Lynch & Co., Inc.	CITI	1.000%	09/20/2010	0.539%	30,000	74	25	49
Merrill Lynch & Co., Inc.	UBS	1.000%	06/20/2010	0.539%	40,000	52	59	(7)
MetLife, Inc.	DUB	1.000%	12/20/2010	0.840%	10,000	15	(48)	63
MetLife, Inc.	GSC	1.000%	03/20/2015	1.898%	25,000	(1,002)	(1,561)	559
MetLife, Inc.	UBS	1.000%	12/20/2010	0.840%	15,000	22	(48)	70
Mexico Government International Bond	BCLY	2.100%	05/20/2010	0.523%	40,000	395	0	395
Mexico Government International Bond	BCLY	1.000%	03/20/2011	0.583%	20,000	88	41	47
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.139%	50,000	(310)	(1,080)	770
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.523%	50,000	188	89	99
Mexico Government International Bond	GSC	1.000%	03/20/2011	0.583%	15,000	65	22	43
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.523%	45,000	169	101	68
Mexico Government International Bond	HSBC	1.000%	03/20/2015	1.139%	25,000	(155)	(529)	374
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.523%	35,000	131	73	58
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.220%	6,950	(111)	0	(111)
Mexico Government International Bond	MLP	2.100%	05/20/2010	0.523%	10,000	99	0	99
Mexico Government International Bond	RBS	1.000%	03/20/2015	1.139%	25,000	(155)	(529)	374
Morgan Stanley	BCLY	1.000%	12/20/2010	0.896%	25,000	26	0	26
Morgan Stanley	BNP	1.000%	03/20/2011	0.950%	20,000	16	(21)	37
Morgan Stanley	BOA	1.000%	09/20/2010	0.896%	25,000	20	(14)	34
Morgan Stanley	BOA	1.000%	12/20/2010	0.896%	55,000	57	(27)	84
Morgan Stanley	BOA	1.000%	03/20/2011	0.950%	30,000	23	(32)	55
Morgan Stanley	CITI	1.000%	12/20/2010	0.896%	25,000	26	0	26
Morgan Stanley	DUB	1.862%	06/20/2010	0.910%	20,000	53	0	53
Morgan Stanley	GSC	1.000%	06/20/2010	0.896%	12,000	6	18	(12)
Morgan Stanley	GSC	1.000%	03/20/2011	0.950%	39,300	30	(42)	72
Morgan Stanley	RBS	1.850%	06/20/2010	0.910%	6,100	16	0	16
Morgan Stanley	UBS	1.000%	06/20/2010	0.896%	30,000	15	44	(29)
Panama Government International Bond	CSFB	1.200%	02/20/2017	1.387%	14,400	(145)	0	(145)
Panama Government International Bond	DUB	1.170%	04/20/2017	1.394%	20,000	(171)	0	(171)
Panama Government International Bond	HSBC	0.760%	01/20/2012	0.804%	4,600	3	0	3
Panama Government International Bond	JPM	0.730%	01/20/2012	0.804%	12,600	1	0	1
Panama Government International Bond	JPM	1.250%	01/20/2017	1.384%	2,800	(16)	0	(16)
Panama Government International Bond	JPM	1.230%	02/20/2017	1.387%	10,000	(82)	0	(82)
Panama Government International Bond	MSC	0.750%	01/20/2012	0.804%	44,400	23	0	23
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	1.400%	10,000	1,519	(179)	1,698
Prudential Financial, Inc.	CITI	5.000%	09/20/2014	1.400%	5,000	759	(90)	849
Prudential Financial, Inc.	DUB	1.000%	12/20/2010	0.564%	10,000	34	(22)	56
Prudential Financial, Inc.	GSC	2.250%	03/20/2013	1.148%	10,000	325	0	325
Prudential Financial, Inc.	UBS	1.000%	12/20/2010	0.564%	15,000	52	(16)	68
Qwest Capital Funding, Inc.	BOA	4.750%	09/20/2010	0.929%	5,000	98	0	98
Qwest Capital Funding, Inc.	CSFB	4.160%	09/20/2010	0.915%	3,000	50	0	50
Qwest Capital Funding, Inc.	CSFB	4.170%	09/20/2010	0.929%	5,000	83	0	83
Qwest Capital Funding, Inc.	CSFB	4.650%	09/20/2010	0.929%	2,000	38	0	38
Qwest Capital Funding, Inc.	GSC	4.170%	09/20/2010	0.929%	5,000	83	0	83

Republic of Germany	BCLY	0.250%	03/20/2015	0.296%		50,000	(106)	(293)	187
Republic of Germany	BNP	0.250%	03/20/2015	0.296%		30,000	(64)	55	(119)
RSHB Capital S.A.	BCLY	1.000%	09/20/2010	1.513%		36,000	(79)	(74)	(5)
RSHB Capital S.A.	GSC	1.000%	06/20/2010	1.513%		100,000	(87)	(346)	259
Russia Government International Bond	DUB	1.000%	12/20/2010	0.552%		25,000	89	(26)	115
SLM Corp.	BCLY	5.000%	09/20/2011	2.323%		2,800	113	(196)	309
SLM Corp.	BOA	4.350%	06/20/2010	1.361%		50,000	396	0	396
SLM Corp.	BOA	5.000%	06/20/2010	1.340%		4,600	44	(242)	286
SLM Corp.	BOA	5.000%	09/20/2010	1.340%		25,000	472	(2,250)	2,722
SLM Corp.	BOA	5.000%	12/20/2010	1.340%		25,600	716	(2,055)	2,771
SLM Corp.	BOA	5.000%	09/20/2011	2.323%		10,500	424	(1,312)	1,736
SLM Corp.	BOA	5.000%	12/20/2011	2.461%		44,200	1,954	(3,536)	5,490
SLM Corp.	CITI	5.000%	06/20/2011	2.125%		25,000	908	(1,812)	2,720
SLM Corp.	DUB	5.000%	09/20/2010	1.340%		2,600	49	(208)	257
SLM Corp.	DUB	5.000%	12/20/2013	3.315%		3,900	227	(517)	744
SLM Corp.	DUB	5.000%	09/20/2014	3.487%		1,400	85	(158)	243
SLM Corp.	GSC	4.660%	06/20/2010	1.361%		25,000	217	0	217
SLM Corp.	MSC	5.000%	12/20/2010	1.340%		15,000	420	(225)	645
SLM Corp.	MSC	5.000%	12/20/2011	2.461%		15,000	663	(1,275)	1,938
SLM Corp.	UBS	5.000%	12/20/2011	2.461%		40,000	1,769	(2,200)	3,969
Swedbank AB	BNP	5.000%	09/20/2014	1.633%	EUR	25,000	4,830	4,065	765
Sweden Government Bond	JPM	1.000%	03/20/2015	0.323%		$30,000	972	801	171
U.S. Treasury Notes	BCLY	0.250%	03/20/2015	0.387%	EUR	225,000	(1,969)	(2,919)	950
U.S. Treasury Notes	BNP	0.250%	03/20/2015	0.383%		20,000	(169)	42	(211)
U.S. Treasury Notes	BNP	0.250%	03/20/2015	0.387%		25,000	(218)	(260)	42
U.S. Treasury Notes	CSFB	0.250%	03/20/2015	0.387%		25,000	(218)	(408)	190
U.S. Treasury Notes	DUB	0.250%	03/20/2015	0.387%		125,000	(1,093)	(2,163)	1,070
U.S. Treasury Notes	HSBC	0.250%	03/20/2015	0.387%		50,000	(438)	(582)	144
U.S. Treasury Notes	RBS	0.250%	03/20/2015	0.387%		75,000	(656)	(1,252)	596
U.S. Treasury Notes	SOG	0.250%	03/20/2015	0.387%		50,000	(437)	(687)	250
U.S. Treasury Notes	UBS	0.250%	03/20/2015	0.387%		50,000	(437)	(711)	274
UBS AG	BNP	0.760%	03/20/2013	0.650%		$30	0	0	0
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.719%		8,800	114	66	48
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.736%		100,000	1,263	569	694
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.736%		100,000	1,263	424	839
United Kingdom Gilt	DUB	1.000%	03/20/2015	0.736%		135,000	1,705	432	1,273
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.736%		550,000	6,946	1,892	5,054
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.719%		8,900	114	66	48
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.736%		100,000	1,263	811	452
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.719%		14,600	188	109	79
United Kingdom Gilt	MSC	0.250%	03/20/2015	0.736%		30,000	(680)	(339)	(341)
United Kingdom Gilt	MSC	1.000%	03/20/2015	0.736%		200,000	2,525	1,757	768
United Kingdom Gilt	SOG	1.000%	12/20/2014	0.719%		28,900	371	202	169
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.736%		275,000	3,473	1,117	2,356
Wells Fargo & Co.	BCLY	2.500%	12/20/2013	0.828%		5,000	303	0	303
Wells Fargo & Co.	BOA	1.000%	12/20/2010	0.493%		75,000	298	226	72
Wells Fargo & Co.	DUB	1.240%	03/20/2013	0.767%		4,500	63	0	63
Wells Fargo & Co.	DUB	2.500%	12/20/2013	0.828%		5,000	303	0	303
Wells Fargo & Co.	UBS	1.000%	06/20/2010	0.493%		37,000	52	121	(69)

							$193,723	$(71,305)	$265,028

Credit Default Swaps on Credit Indices - Buy Protection(1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-13 5-Year Index	DUB	(1.000%	)	12/20/2014	$500,000	$(4,040)	$(3,848)	$(192)
CMBX.NA AAA 4 Index	BOA	(0.350%	)	02/17/2051	28,000	4,131	4,813	(682)
CMBX.NA AAA 4 Index	GSC	(0.350%	)	02/17/2051	25,000	3,688	4,289	(601)
CMBX.NA AAA 4 Index	MSC	(0.350%	)	02/17/2051	2,000	295	389	(94)

						$4,074	$5,643	$(1,569)

Credit Default Swaps on Credit Indices - Sell Protection(2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	BCLY	5.000%	12/20/2014	$75,200	$8,863	$8,835	$28
CDX.EM-12 Index	DUB	5.000%	12/20/2014	124,900	14,721	14,192	529
CDX.EM-12 Index	GSC	5.000%	12/20/2014	24,300	2,864	2,892	(28)
CDX.EM-12 Index	HSBC	5.000%	12/20/2014	25,000	2,947	2,900	47
CDX.EM-12 Index	JPM	5.000%	12/20/2014	25,000	2,947	2,838	109
CDX.EM-12 Index	MSC	5.000%	12/20/2014	25,000	2,946	2,962	(16)
CDX.EM-12 Index	UBS	5.000%	12/20/2014	50,000	5,893	4,975	918
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	124,800	15,673	15,626	47
CDX.EM-13 Index	GSC	5.000%	06/20/2015	50,700	6,367	6,337	30
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	100,146	(307)	0	(307)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	126,049	(270)	0	(270)
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	96,294	(177)	0	(177)
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	970	0	970
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	738	0	738
CDX.IG-9 5-Year Index 15-30%	GSC	0.830%	12/20/2012	30,000	451	0	451
CDX.IG-9 5-Year Index 15-30%	GSC	0.940%	12/20/2012	33,800	609	0	609
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	102,700	1,917	0	1,917
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	211,322	2,339	0	2,339
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	96,450	1,499	0	1,499
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,246	1,261	0	1,261
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,838	156	0	156
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	13,889	221	0	221
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,584	440	0	440
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	163,965	2,882	0	2,882
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	241,125	4,304	0	4,304
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	14,081	219	0	219
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	21,894	346	0	346
CDX.IG-9 5-Year Index 30-100%	MSC	0.711%	12/20/2012	385,799	6,167	0	6,167
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012	183,255	3,227	0	3,227
CDX.IG-9 10-Year Index 30-100%	GSC	0.507%	12/20/2017	241,125	2,841	0	2,841
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	62,017	898	0	898
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	144,675	1,729	0	1,729
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	130,979	1,942	0	1,942
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	132,136	1,735	0	1,735
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	163,579	1,797	0	1,797
CDX.IG-10 5-Year Index 30-100%	MLP	0.461%	06/20/2013	241,125	2,639	0	2,639

					$103,794	$61,557	$42,237

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity'’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	65,400	$2,950	$(1)	$2,951
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		50,700	2,333	(69)	2,402
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		58,500	2,877	0	2,877
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	159,000	(1,913)	(2,885)	972
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		62,100	(79)	0	(79)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		47,800	(61)	0	(61)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		99,700	(115)	0	(115)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		540,400	874	518	356
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		587,600	830	710	120
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		317,500	448	647	(199)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	GSC		570,000	1,581	0	1,581
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		465,000	1,802	2,011	(209)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		111,000	430	422	8
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		535,900	(295)	0	(295)
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		337,000	(91)	0	(91)
Pay	1-Year BRL-CDI	11.440%	01/02/2012	UBS		127,400	15	0	15
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		450,000	1,816	1,229	587
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		247,000	2,574	120	2,454
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	401	55	346
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	2,295	175	2,120
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		491,200	(30)	37	(67)
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		896,000	300	267	33
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		284,000	96	134	(38)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		403,000	963	356	607
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		282,400	1,017	704	313
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		260,000	964	0	964
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		877,000	4,316	897	3,419
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		760,000	3,943	517	3,426
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		227,500	216	0	216
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		258,700	609	(61)	670
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		442,800	1,427	424	1,003
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		145,000	983	0	983
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		973,700	6,968	2,096	4,872
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,076,100	9,234	2,210	7,024
Pay	3-Month AUD Bank Bill	4.250%	06/15/2011	RBC	AUD	350,900	(2,995)	(51)	(2,944)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB		267,000	(1,690)	451	(2,141)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		255,900	(1,621)	766	(2,387)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS		907,900	(4,704)	2,330	(7,034)
Pay	3-Month CAD Bank Bill	3.000%	06/15/2015	RBC	CAD	100,000	(754)	595	(1,349)
Pay	3-Month CAD Bank Bill	3.000%	06/15/2015	RBS		103,000	(775)	(792)	17
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC		115,100	1,223	867	356
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBS		212,400	2,257	1,244	1,013
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$1,501,500	39,589	31,396	8,193
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		7,194,400	189,691	150,777	38,914
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	MSC		21,200	1,550	376	1,174
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		835,700	61,129	17,864	43,265
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	MSC		1,939,100	99,484	103,578	(4,094)
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	RBS		1,497,400	76,824	84,227	(7,403)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	813,600	(9,744)	5,211	(14,955)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS		31,800	214	0	214
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		300,000	(6,281)	(4,013)	(2,268)
Pay	6-Month AUD Bank Bill	6.250%	12/15/2020	RBC		200,000	(918)	(66)	(852)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	257,200	31,917	(3,876)	35,793
Pay	6-Month EUR-LIBOR	2.500%	06/16/2015	GSC		495,700	(571)	(1,321)	750
Pay	6-Month EUR-LIBOR	2.500%	06/16/2015	MSC		228,700	(263)	(718)	455
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY		6,632,400	202,327	17,725	184,602
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB		4,682,400	142,841	6,877	135,964

Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	GSC		3,478,500	106,115	4,876	101,239
Pay	6-Month EUR-LIBOR	3.500%	06/16/2020	CITI		201,900	3,297	707	2,590
Pay	6-Month EUR-LIBOR	3.500%	06/16/2020	MSC		150,000	2,449	844	1,605
Pay	28-Day MXN TIIE	8.000%	02/17/2014	BCLY	MXN	300,000	1,034	0	1,034
Pay	28-Day MXN TIIE	8.000%	02/17/2014	JPM		440,000	1,516	28	1,488
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI		434,000	353	217	136
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC		33,500	28	15	13
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		2,522,600	2,138	1,129	1,009
Pay	28-Day MXN TIIE	8.000%	01/24/2020	MSC		1,300,000	1,434	(26)	1,460

							$986,772	$431,750	$555,022

(q)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	35,009	$14,539	$5,716
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/21/2010	7,402	2,295	546
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	16,776	6,532	722
Call - CBOT U.S. Treasury 30-Year Bond June Futures	119.000	05/21/2010	3,737	3,604	1,815
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	22,794	8,946	8,135
Put - CBOT U.S. Treasury 10-Year Note June Futures	115.000	05/21/2010	12,960	5,195	7,752
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	12,940	3,458	1,720
Put - CBOT U.S. Treasury 10-Year Note May Futures	115.000	04/23/2010	779	120	231
Put - CBOT U.S. Treasury 30-Year Bond June Futures	111.000	05/21/2010	3,737	3,043	961

				$47,732	$27,598

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	81,000	$619	$93
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		$2,275,000	38,922	741
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.600%	05/21/2010		480,800	1,971	1,572
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.100%	05/21/2010		480,800	2,885	2,819
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.500%	06/14/2010		803,800	4,173	2,387
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	06/14/2010		803,800	2,493	1,971
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		529,300	2,402	1,384
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		429,800	2,493	2,325
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		991,000	7,820	91
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		163,300	1,135	13
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		429,000	3,325	106
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		455,400	2,732	1,780
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		455,400	3,279	2,915
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		360,000	2,448	395
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		384,700	3,501	5
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		1,254,700	14,823	409
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,703,600	8,891	6,660
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,703,600	15,483	10,905
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		305,500	1,751	4
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		555,900	7,912	181
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	04/19/2010		586,700	4,699	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010		1,296,200	7,470	3,849
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010		1,296,200	11,831	3,178
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		1,305,800	5,807	3,414
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		1,305,800	10,217	7,064
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		750,000	4,663	824
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	04/19/2010		750,600	3,842	312
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		745,000	18,327	243
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.600%	05/21/2010		940,100	4,686	3,073
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.100%	05/21/2010		940,100	5,479	5,512
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		624,300	2,567	1,632

Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	624,300	6,443	3,377
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	434,400	1,977	1,698
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	434,400	2,063	2,781
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	246,800	1,133	4
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	269,800	2,959	3
Put - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	94,000	1,156	2
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	269,800	6,037	88
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.600%	05/21/2010	333,400	1,567	1,090
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.100%	05/21/2010	333,400	2,167	1,955
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	389,800	1,169	1,019
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	389,800	3,898	2,109
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	51,200	297	200
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	51,200	374	328
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	182,000	1,256	200
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	161,600	695	3
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	1,335,100	10,836	17
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	161,600	1,406	4
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	2,129,900	32,985	694
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	426,700	2,109	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	357,200	1,572	934
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	357,200	3,965	1,932
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	480,800	3,769	39
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	2,199,800	14,519	14,904
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	340,000	2,261	373
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	800,400	2,780	10
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	174,600	1,091	73
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	488,500	7,036	11
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	4,674,500	82,930	1,522
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	43,400	210	0
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	15,000	152	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	1,505,400	4,403	3,936
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	1,505,400	6,360	8,143
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	1,709,000	9,191	6,681
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	952,600	5,001	4,883
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,709,000	11,442	10,939
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	430,500	5,943	140
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	679,000	7,327	62
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,494,400	11,682	122
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,387,300	13,168	342
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.800%	06/28/2010	45,000	253	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	652,100	5,634	8
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	2,254,000	42,563	734
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	373,500	3,548	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.600%	05/21/2010	658,100	2,455	2,152
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.100%	05/21/2010	658,100	4,904	3,859
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	1,462,800	4,638	4,343
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	1,462,800	4,132	3,587
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	209,400	1,361	548
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	209,400	2,094	1,133
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	66,000	629	6
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	365,500	2,010	1,429

Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	48,000	252	246
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	365,500	3,399	2,340
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	2,571,600	16,201	17,423
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,995,300	12,243	2,191
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	636,200	6,282	8
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	1,958,300	10,175	814
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,318,600	26,552	429
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	1,212,500	12,519	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.800%	06/28/2010	1,750,000	10,623	1
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	3,439,900	14,424	8,995
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	3,188,900	15,638	17,250
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	634,000	4,988	58
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,406,100	34,008	360
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	3,644,900	31,423	897
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	939,500	4,604	3,673
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	939,500	9,301	6,014
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	3,287,700	19,250	22,275
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	719,000	4,889	790

							$794,967	$238,038

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-13 5-Year Index	BCLY	Buy	0.800%	06/16/2010		$260,600	$443	$654
Call - OTC CDX.HY-13 5-Year Index	BCLY	Buy	100.000%	06/16/2010		106,500	949	1,670
Put - OTC CDX.IG-13 5-Year Index	BCLY	Sell	1.300%	06/16/2010		260,600	625	136
Put - OTC CDX.HY-13 5-Year Index	BCLY	Sell	90.000%	06/16/2010		106,500	1,339	233
Call - OTC CDX.IG-13 5-Year Index	BOA	Buy	0.800%	06/16/2010		414,900	726	1,040
Put - OTC CDX.IG-13 5-Year Index	BOA	Sell	1.300%	06/16/2010		414,900	994	216
Call - OTC CDX.IG-13 5-Year Index	JPM	Buy	0.800%	06/16/2010		355,400	711	891
Put - OTC CDX.IG-13 5-Year Index	JPM	Sell	1.300%	06/16/2010		355,400	755	185
Call - OTC iTraxx Europe 12 Index	MSC	Buy	0.700%	06/16/2010	EUR	215,500	489	736
Put - OTC iTraxx Europe 12 Index	MSC	Sell	1.400%	06/16/2010		215,500	562	125

							$7,593	$5,886

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	04/20/2010	$2,157,800	$15,056	$274
Call - OTC USD versus JPY		94.000	04/20/2010	2,157,800	14,201	18,078

					$29,257	$18,352

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/12/2020	$1,757,700	$14,866	$14,459
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/10/2020	631,100	4,733	4,407

						$19,599	$18,866

Transactions in written call and put options for the period ended March 31, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	38,243	$10,521,800	EUR	250,000	$77,500
Sales	436,550	134,556,800		859,900	1,186,171
Closing Buys	(223,345)	(39,897,800)		(597,900)	(324,956)
Expirations	(135,314)	0		0	(39,567)
Exercised	0	0		0	0

Balance at 03/31/2010	116,134	$105,180,800	EUR	512,000	$899,148

(r)	Restricted securities as of March 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Chambers Descendants Trust	12.000%	08/15/2018	02/19/2010	$34,498	$34,430	0.02%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	202	174	0.00%
Goldman Sachs Group, Inc.	1.162%	08/12/2015	12/01/2009	68,609	62,976	0.03%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	2,467	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	82	99	0.00%
San Diego, California Community Facilities District No. 3 Special Tax Bonds, Series 2006	5.600%	09/01/2021	12/10/2008 - 12/11/2008	1,692	1,943	0.00%
SLM Corp.	4.800%	02/13/2014	03/12/2010	8,877	8,559	0.00%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	7	0.00%

				$115,107	$110,655	0.05%

(s)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	177,084	04/2010	BCLY	$5,353	$0	$5,353
Sell		9,656	04/2010	CITI	0	(185)	(185)
Buy		371,386	04/2010	JPM	3,626	0	3,626
Buy	BRL	328,466	04/2010	BNP	688	0	688
Sell		472,065	04/2010	DUB	996	0	996
Sell		179,806	04/2010	GSC	1,567	0	1,567
Buy		1,895,585	04/2010	HSBC	215	(769)	(554)
Sell		3,397,596	04/2010	HSBC	21,721	0	21,721
Buy		1,890,128	04/2010	JPM	0	(808)	(808)
Buy		32,136	04/2010	MSC	67	0	67
Sell		555,789	04/2010	RBC	2,007	0	2,007
Buy		458,942	04/2010	UBS	1,105	0	1,105
Sell		328,466	06/2010	BNP	0	(708)	(708)
Sell		1,895,298	06/2010	HSBC	608	(220)	388
Sell		1,890,128	06/2010	JPM	639	0	639
Sell		32,136	06/2010	MSC	0	(69)	(69)
Sell		458,942	06/2010	UBS	0	(1,129)	(1,129)
Sell	CAD	30,368	04/2010	BCLY	0	(756)	(756)
Sell		1,904,493	04/2010	JPM	0	(48,643)	(48,643)
Sell	CHF	118,714	05/2010	DUB	0	(250)	(250)
Buy	CNY	594,253	08/2010	BCLY	0	(1,498)	(1,498)
Buy		242,161	08/2010	DUB	0	(601)	(601)
Buy		521,430	08/2010	HSBC	190	(543)	(353)
Buy		1,146,342	08/2010	JPM	369	(1,551)	(1,182)
Buy		676,088	08/2010	MSC	331	(286)	45
Buy		223,031	11/2010	BCLY	0	(461)	(461)
Buy		391,025	11/2010	CITI	0	(809)	(809)
Buy		599,976	11/2010	DUB	0	(1,298)	(1,298)
Buy		516,434	11/2010	JPM	0	(998)	(998)
Buy		132,287	11/2010	MSC	0	(323)	(323)
Buy		649,092	06/2011	DUB	0	(2,717)	(2,717)
Sell	EUR	83,273	04/2010	BCLY	266	0	266
Buy		2,083	04/2010	BNP	0	(129)	(129)
Buy		44,594	04/2010	BOA	0	(1,063)	(1,063)
Buy		37,483	04/2010	CITI	0	(1,581)	(1,581)
Sell		479,556	04/2010	CITI	12,838	0	12,838
Sell		195,112	04/2010	CSFB	0	(927)	(927)
Sell		789,522	04/2010	GSC	13,026	0	13,026
Sell		1,815,874	04/2010	JPM	45,758	0	45,758
Buy		215,657	04/2010	MSC	0	(1,148)	(1,148)
Buy		169,661	04/2010	RBC	0	(528)	(528)

Sell		127,585	04/2010	RBC	1,417	0	1,417
Sell		152,013	04/2010	RBS	2,544	0	2,544
Buy	GBP	6,411	06/2010	CITI	179	0	179
Buy		153,133	06/2010	RBS	5,454	0	5,454
Sell		1,671,152	06/2010	RBS	0	(16,027)	(16,027)
Sell	HKD	69,092	04/2010	BOA	6	0	6
Buy	IDR	237,063,000	10/2010	BOA	1,810	0	1,810
Buy		1,411,044,000	10/2010	CITI	9,823	0	9,823
Buy		211,536,000	10/2010	RBS	1,615	0	1,615
Buy		427,023,000	10/2010	UBS	2,260	0	2,260
Buy		8,600,240	11/2010	BCLY	25	0	25
Buy		8,562,400	11/2010	CITI	21	0	21
Buy		3,957,010	11/2010	DUB	1	0	1
Buy		7,879,250	11/2010	HSBC	9	0	9
Sell	JPY	8,094,861	04/2010	BCLY	901	0	901
Sell		3,510,924	04/2010	BNP	318	0	318
Sell		78,646,244	04/2010	CITI	17,640	(31)	17,609
Sell		13,507,962	04/2010	GSC	4,858	0	4,858
Sell		4,720,000	04/2010	RBC	1,732	0	1,732
Sell		12,214,426	04/2010	RBS	3,848	0	3,848
Sell		2,725,457	04/2010	UBS	259	0	259
Buy	KRW	7,404,000	07/2010	BCLY	268	0	268
Buy		10,711,017	07/2010	DUB	400	0	400
Buy		8,775,290	07/2010	MSC	303	0	303
Buy		21,004,638	08/2010	MSC	623	0	623
Buy		51,122,371	11/2010	BCLY	1,365	0	1,365
Buy		31,962,988	11/2010	BOA	960	0	960
Buy		175,978,236	11/2010	CITI	3,075	0	3,075
Buy		32,192,394	11/2010	DUB	542	0	542
Buy		17,595,000	11/2010	GSC	430	0	430
Buy		135,314,951	11/2010	JPM	1,040	(194)	846
Buy		64,530,666	11/2010	MSC	531	0	531
Sell	MXN	15,895	04/2010	BCLY	0	(79)	(79)
Buy		1,025	04/2010	CITI	1	0	1
Sell		3,088	04/2010	CITI	0	(16)	(16)
Buy		35,105	04/2010	DUB	43	0	43
Sell		31,025	04/2010	DUB	0	(11)	(11)
Buy		3,905	04/2010	GSC	20	0	20
Buy		1,641	04/2010	HSBC	9	0	9
Sell		211	04/2010	HSBC	0	(1)	(1)
Buy		8,217	04/2010	JPM	48	0	48
Buy		167,238	04/2010	MSC	499	0	499
Sell		166,911	04/2010	MSC	0	(315)	(315)
Buy		31,025	09/2010	DUB	11	0	11
Buy		166,911	09/2010	MSC	312	0	312
Buy	MYR	236,012	06/2010	BCLY	4,206	0	4,206
Buy		224,617	06/2010	DUB	3,993	0	3,993
Buy		42,012	06/2010	MSC	572	0	572
Buy		435,932	10/2010	BCLY	4,569	0	4,569
Buy		64,396	10/2010	BOA	763	0	763
Buy		214,518	10/2010	CITI	2,418	0	2,418
Buy		24,150	10/2010	DUB	283	0	283
Buy	NZD	9,036	04/2010	JPM	179	0	179
Buy		9,036	04/2010	RBS	19	0	19
Sell	PHP	114,989	04/2010	BCLY	0	(23)	(23)
Sell		371,134	04/2010	CITI	0	(40)	(40)
Sell		109,950	04/2010	DUB	0	(25)	(25)
Buy		596,073	04/2010	MSC	246	0	246
Buy		114,989	11/2010	BCLY	14	0	14
Buy		371,134	11/2010	CITI	22	(6)	16
Buy		109,950	11/2010	DUB	16	0	16
Sell	SEK	181,030	05/2010	DUB	356	0	356

Buy	SGD	18,898	06/2010	BCLY	204	0	204
Buy		61,227	06/2010	CITI	62	(368)	(306)
Buy		14,830	06/2010	DUB	87	0	87
Buy		11,703	06/2010	UBS	82	0	82
Buy		40,882	09/2010	BCLY	13	0	13
Buy		30,389	09/2010	CITI	118	0	118
Buy		26,168	09/2010	GSC	95	0	95
Buy	TRY	849	07/2010	GSC	13	0	13
Buy	TWD	513,919	06/2010	BOA	127	0	127
Buy		630,278	06/2010	DUB	168	0	168
Buy		676,129	06/2010	MSC	133	0	133
Buy		83,263	10/2010	BCLY	10	0	10
Buy		247,028	10/2010	CITI	49	(1)	48

					$195,387	$(87,135)	$108,252

(t)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund's assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2010
Corporate Bonds & Notes	$0	$54,365,180	$115,484	$54,480,664
U.S. Government Agencies	0	31,984,426	157,025	32,141,451
U.S. Treasury Obligations	0	16,783,705	0	16,783,705
Foreign Currency-Denominated Issues	0	11,408,629	509,109	11,917,738
Short-Term Instruments	16,520,591	79,014,430	0	95,535,021
Other Investments+++	106,363	17,976,509	414,120	18,496,992

Investments, at value	$16,626,954	$211,532,879	$1,195,738	$229,355,571
Financial Derivative Instruments++++	$245,269	$582,280	$(24,752)	$802,797

Totals	$16,872,223	$212,115,159	$1,170,986	$230,158,368

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2010:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010+++++
Corporate Bonds & Notes	$3,374	$112,539	$1	$(130)	$(300)	$0	$115,484	$(684)
U.S. Government Agencies	106,233	51,932	(162)	(1,226)	248	0	157,025	(984)
Foreign Currency-Denominated Issues	10,238	503,538	493	0	(3,283)	(1,877)	509,109	(4,433)
Other Investments+++	22,459	386,738	297	579	2,167	1,880	414,120	1,659

Investments, at value	$142,304	$1,054,747	$629	$(777)	$(1,168)	$3	$1,195,738	$(4,442)
Financial Derivative Instruments++++	$11,987	$(27,192)	$0	$0	$(1,078)	$(8,469)	$(24,752)	$2,440

Totals	$154,291	$1,027,555	$629	$(777)	$(2,246)	$(8,466)	$1,170,986	$(2,002)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++

Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the year.

(u)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable^^	$125,992	$0	$0	$0	$0	$125,992
Unrealized appreciation on foreign currency contracts	0	195,387	0	0	0	195,387
Unrealized appreciation on swap agreements	601,603	0	341,657	0	0	943,260

	$727,595	$195,387	$341,657	$0	$0	$1,264,639

Liabilities:
Written options outstanding	$284,502	$18,352	$5,886	$0	$0	$308,740
Unrealized depreciation on foreign currency contracts	0	87,135	0	0	0	87,135
Unrealized depreciation on swap agreements	46,581	0	138,658	0	0	185,239

	$331,083	$105,487	$144,544	$0	$0	$581,114

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010:

	Derivatives not accounted for as hedging instruments
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$59,329	$0	$0	$0	$0	$59,329
Net realized gain (loss) on futures contracts, written options and swaps	6,420,555	11,342	(769,990)	0	0	5,661,907
Net realized (loss) on foreign currency transactions	0	(616,300)	0	0	0	(616,300)

	$6,479,884	$(604,958)	$(769,990)	$0	$0	$5,104,936

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(920,795)	$0	$0	$0	$0	$(920,795)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(1,650,905)	10,905	1,370,225	0	0	(269,775)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	222,109	0	0	0	222,109

	$(2,571,700)	$233,014	$1,370,225	$0	$0	$(968,461)

^	See note 2 in the Notes to Financial Statements for additional information.
^^

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $245,264 as reported in the Notes to Schedule of Investments.

Report of Independent Registered Public Accounting Firm

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of PIMCO Total Return Fund (the “Fund”) as of March 31, 2010, and for the year then ended and have issued our unqualified report thereon dated May 21, 2010 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of PIMCO Total Return Fund’s schedule of investments in securities (the “Schedule”) as of March 31, 2010 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this Schedule based on our audit. In our opinion, the Schedule referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

May 21, 2010

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley of 2002.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: June 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: June 7, 2010

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: June 7, 2010